UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: April 1, 2007 to March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-08-129634) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR.

•	PIMCO Funds—Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—International Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Bond Funds—A, B, and C Classes

•	PIMCO Funds—Bond Funds—Class D

•	PIMCO Funds—Total Return Funds—Institutional and Administrative Classes

•	PIMCO Funds—PIMCO Total Return Fund—A, B, and C Classes

•	PIMCO Funds—PIMCO Total Return Fund—Class D

•	PIMCO Funds—PIMCO Real Return Fund—A, B and C Classes

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional and Administrative Classes

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Real Return Strategy, Equity-Related & Asset Allocation Funds—A, B, and C Classes

•	PIMCO Funds—Real Return Strategy, Equity-Related & Asset Allocation Funds—Class D

•	PIMCO Funds—Municipal Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Municipal Bond Funds—Class D

•	PIMCO Funds—Class R

•	Private Account Portfolio Series

•	RealRetirement™ Funds

PIMCO Funds

Annual Report

MARCH 31, 2008

Real Return Strategy, Equity-Related & Asset Allocation Funds

Share Classes

REAL RETURN STRATEGY

PIMCO CommodityRealReturn Strategy Fund®

PIMCO RealEstateRealReturn Strategy Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO Fundamental IndexPLUS™ TR Fund

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

PIMCO StocksPLUS® TR Short Strategy Fund

ASSET ALLOCATION

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		17
Financial Highlights		84
Statements of Assets and Liabilities		92
Consolidated Statement of Assets and Liabilities		94
Statements of Operations		95
Consolidated Statement of Operations		97
Statements of Changes in Net Assets		98
Consolidated Statements of Changes in Net Assets		101
Statements of Cash Flows		102
Notes to Financial Statements		103
Glossary		119
Report of Independent Registered Public Accounting Firm		120
Federal Income Tax Information		121
Management of the Trust		122
Privacy Policy		124

FUND	Fund Summary	Schedule of Investments

All Asset Fund	6	19
All Asset All Authority Fund	7	20
Fundamental IndexPLUS™ TR Fund	8	21
International StocksPLUS® TR Strategy Fund (Unhedged)	9	28
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	10	33
RealEstateRealReturn Strategy Fund	11	40
Small Cap StocksPLUS® TR Fund	12	46
StocksPLUS® Fund	13	51
StocksPLUS® Total Return Fund	14	58
StocksPLUS® TR Short Strategy Fund	15	65
CommodityRealReturn Strategy Fund®	16	72

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Real Return Strategy, Equity-Related and Asset Allocation Funds covering the twelve-month period ended March 31, 2008. At the end of the period, net assets for the overall PIMCO Funds family stood at over $251 billion.

Highlights of the financial markets during the period include:

•

Credit markets worldwide experienced an exceptionally severe loss of liquidity brought on by declining U.S. residential property values, the continuing subprime mortgage debacle, and a rare de-leveraging of financial markets. In response, global central banks injected substantial liquidity into the banking system and reversed monetary policy from earlier in the period to either a neutral or an easing bias.

•

The Federal Reserve reduced the Federal Funds Rate six times from 5.25% to 2.25% and reduced the discount rate eight times from 6.25% to 2.50%. Additionally, the Federal Reserve expanded its securities lending program to include the exchange of U.S. Treasuries for mortgage-linked bonds, opened its lending window to investment banks and participated in the bailout of a major U.S. brokerage firm. The Bank of England reduced its key-lending rate twice from 5.75% to 5.25% after raising the rate two times earlier in the fiscal period. The European Central Bank raised the overnight rate in June to 4.00%, but then paused, while the Bank of Japan kept its policy rate unchanged at 0.50% for the period.

•

Government bond yields declined worldwide as investors moved into higher-quality assets due to the credit and liquidity crisis, which has gripped financial markets since the second half of 2007 and intensified during the latter part of the period. The yield on the ten-year U.S. Treasury declined by 1.24% to end the period at 3.41%. Yields on Japanese, European, and U.K. government bonds declined at a more measured pace than in the U.S. The Lehman Brothers U.S. Aggregate Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 7.67% for the period.

•

Commodities, as measured by the Dow Jones-AIG Commodity Total Return Index, returned 21.80% for the period, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, returned 14.54% for the period.

•

Global equities generally declined during the period, with the S&P 500 Index declining 5.08%, the European Blue Chip 50 Index (USD Hedged) declining 10.44%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.05%.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 29, 2008

Annual Report	March 31, 2008	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, commodity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, European concentration risk, Far-Eastern (excluding Japan) concentration risk, Japanese concentration risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, municipal project specific risk, short sale risk, tax risk, subsidiary risk, allocation risk and underlying fund risks. A complete description of these and other risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes, which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities. StocksPLUS® TR Short Strategy Fund will generally realize gains only when the price of the S&P 500 Index is declining.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and class A, B and C shares were first offered in (month/year): StocksPLUS® Fund (1/97), CommodityRealReturn Strategy Fund® (11/02), All Asset Fund (4/03), StocksPLUS® Total Return Fund (7/03), All Asset All Authority Fund (7/05), Small Cap StocksPLUS® TR Fund (7/06) and StocksPLUS® TR Short Strategy Fund (7/06). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year to 0% at the end of the sixth year, depending on the fund and when the shares were purchased. Class C Shares are subject to a 1% CDSC, which may apply in the first year, or 18 months in the case of the CommodityRealReturn Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged) and RealEstateRealReturn Strategy Funds. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from 10/1/07 to 3/31/08.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2008	5

PIMCO All Asset Fund	Class A:	PASAX
	Class B:	PASBX
	Class C:	PASCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund, PIMCO RealRetirement 2010 Fund, PIMCO RealRetirement 2020 Fund, PIMCO RealRetirement 2030 Fund, PIMCO RealRetirement 2040 Fund, and PIMCO RealRetirement 2050 Fund).

•

Significant exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies such as the PIMCO Real Return Fund, benefited performance as U.S. TIPS posted strong gains over the period.

•

Exposure to emerging market currencies and locally-issued emerging market bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

•

Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as the PIMCO CommodityRealReturn Strategy Fund® posted a net of fees return of 34.08% over the period.

•

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUS™ TR Fund and PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as both U.S. and international equities declined.

•

Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, detracted from performance as the PIMCO Floating Income Fund posted a negative return during the period.

•	Exposure to Real Estate Investment Trusts, through the PIMCO RealEstateRealReturn Strategy Fund, detracted from returns, though the total exposure was negligible.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Class A	5.85%	8.38%	9.97%
PIMCO All Asset Fund Class A (adjusted)	1.88%	7.56%	9.23%
PIMCO All Asset Fund Class B	5.10%	7.58%	9.16%
PIMCO All Asset Fund Class B (adjusted)	1.65%	7.51%	9.16%
PIMCO All Asset Fund Class C (adjusted)	4.13%	7.58%	9.16%
Lehman Brothers U.S. TIPS: 1-10 Year Index	14.71%	6.25%	7.10%
Consumer Price Index + 500 Basis points	9.28%	8.26%	8.31%
Lipper Flexible Portfolio Funds Average	1.94%	11.66%	10.09%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.455% for Class A shares and 2.205% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

PIMCO Funds Allocation‡

Real Return Fund	12.4%
Real Return Asset Fund	12.2%
Developing Local Markets Fund	10.0%
Emerging Local Bond Fund	8.6%
Floating Income Fund	8.2%
Emerging Markets Bond Fund	7.0%
Total Return Fund	6.9%
Low Duration Fund	5.6%
Other	29.1%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,014.89	$1,011.83	$1,012.02	$1,020.95	$1,017.20	$1,017.20
Expenses Paid During Period†	$4.09	$7.85	$7.85	$4.10	$7.87	$7.87

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.811% for Class A, 1.561% for Class B, 1.561% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which are based upon the allocation of the Fund’s assets among the Underlying Funds and are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses attributable to advisory and administrative fees are currently capped at 0.64% of the total assets invested in underlying Funds. The annualized expense ratios of 0.811% for Class A and 1.561% for Class B and C reflects net annualized expenses after application of an Advisory Fee waiver of 0.01%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO All Asset All Authority Fund	Class A:	PAUAX
	Class C:	PAUCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO RealRetirement 2010 Fund, PIMCO RealRetirement 2020 Fund, PIMCO RealRetirement 2030 Fund, PIMCO RealRetirement 2040 Fund, and PIMCO RealRetirement 2050 Fund).

•

Significant exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies such as the PIMCO Real Return Fund, benefited performance as U.S. TIPS posted strong gains over the period.

•

An allocation to the PIMCO StocksPLUS® TR Short Strategy Fund benefited performance due to the PIMCO StocksPLUS® TR Short Strategy Fund’s short exposure to the S&P 500 Index, which declined over the period.

•

Exposure to emerging market currencies and locally-issued emerging market bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

•

Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as the PIMCO CommodityRealReturn Strategy Fund® posted a net of fees return of 34.08% over the period.

•

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUS™ Fund and PIMCO Japanese StocksPLUS® TR Strategy Fund, detracted from performance as both U.S. and international equities declined.

•

Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, detracted from performance as the PIMCO Floating Income Fund posted a negative return during the period.

•	Exposure to Real Estate Investment Trusts, through the PIMCO RealEstateRealReturn Strategy Fund, detracted from returns, though the total exposure was negligible.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Class A	10.31%	8.39%
PIMCO All Asset All Authority Fund Class A (adjusted)	6.17%	7.46%
PIMCO All Asset All Authority Fund Class C (adjusted)	8.44%	7.58%
S&P 500 Index	-5.08%	7.32%
Consumer Price Index + 650 Basis points	10.92%	10.20%
Lipper Flexible Portfolio Funds Average	1.94%	8.71%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 3.24% and 3.99% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

PIMCO Funds Allocation‡

StocksPLUS® TR Short Strategy Fund	17.6%
Real Return Asset Fund	13.7%
Real Return Fund	12.5%
Developing Local Markets Fund	9.5%
Emerging Markets Bond Fund	7.0%
Emerging Local Bond Fund	6.5%
Other	33.2%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,056.82	$1,053.18	$1,014.55	$1,010.60
Expenses Paid During Period†	$10.75	$14.78	$10.53	$14.48

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.09% for Class A, 2.88% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses attributable to advisor and administrative fees are currently capped at 0.69% of the total assets invested in underlying Funds.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example

Annual Report	March 31, 2008	7

PIMCO Fundamental IndexPLUSTM TR Fund	Class A:	PIXAX
	Class C:	PIXCX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of the FTSE RAFI™ 1000 Index, by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the Index, backed by a portfolio of short and intermediate maturity fixed-income instruments.

•

The Fund’s exposure to Enhanced RAFI™ 1000 detracted from performance relative to the S&P 500 Index. The Enhanced RAFI™ 1000 benefited from favorable positioning in the financials and materials sectors, despite being weighed down by modest exposures to value and small capitalization stocks.

•

The recalibrated, proprietary Enhanced RAFI™ 1000 portfolio outperformed the FTSE RAFI™ 1000 Index (the Fund’s Benchmark Index) by 1.83%, reflecting positive added value provided by the Fund’s sub-advisor, Research Affiliates.

•	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

•	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as the relevant rates declined.

•	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened.

•	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Class A	-4.01%	6.31%
PIMCO Fundamental IndexPLUS™ TR Fund Class A (adjusted)	-7.61%	4.84%
PIMCO Fundamental IndexPLUS™ TR Fund Class C (adjusted)	-5.73%	5.56%
FTSE RAFI™ 1000 Index	-8.65%	5.80%
S&P 500 Index	-5.08%	5.87%
Lipper Specialty Diversified Equity Funds Average	8.92%	8.21%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. The Fund’s gross expense ratios are 1.19% and 1.94% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	54.7%
Corporate Bonds & Notes	16.6%
Short-Term Instruments	15.8%
Asset-Backed Securities	4.4%
Mortgage-Backed Securities	4.1%
Other	4.4%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$902.83	$899.49	$1,014.50	$1,010.80
Expenses Paid During Period†	$9.99	$13.49	$10.58	$14.28

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.10% for Class A, 2.84% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	Class A:	PPUAX
	Class C:	PPUCX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of its benchmark index consistent with prudent investment management, by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

•

The MSCI EAFE Net Dividend Index (USD Unhedged) declined 2.70% for the twelve-month period ended March 31, 2008, which detracted from total return performance of the Fund through the Fund’s derivative exposure to the Index. The decline in the Index was concentrated in the second half of the twelve-month period.

•	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

•	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as short-maturity rates declined.

•	Positions in spread sectors, including mortgages and corporates, were a significant detractor from performance as spreads widened during the period.

•	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class A	0.86%	5.33%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class A (adjusted)	-2.94%	2.35%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class C (adjusted)	-0.87%	4.48%
MSCI EAFE Net Dividend Index (USD Unhedged)	-2.70%	3.32%
Lipper International Multi-Cap Core Funds Average	-1.50%	3.90%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption Fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.04% and 1.79% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	51.8%
Short-Term Instruments	18.2%
Corporate Bonds & Notes	17.5%
Asset-Backed Securities	7.1%
Mortgage-Backed Securities	3.6%
Other	1.8%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$930.63	$927.34	$1,013.45	$1,010.95
Expenses Paid During Period†	$11.15	$13.54	$11.63	$14.13

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.31% for Class A, 2.81% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39 % per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	9

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	Class A:	PIPAX
	Class B:	PIPBX
	Class C:	PIPCX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of its benchmark index consistent with prudent investment management, by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

•

The MSCI EAFE Net Dividend Hedged USD Index declined 14.05% for the twelve-month period ended March 31, 2008, which detracted from total return performance of the Fund through the Fund’s derivative exposure to the Index. The decline in the Index was concentrated in the first quarter of 2008.

•	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

•	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as short-maturity rates declined.

•	Positions in spread sectors, including mortgages and corporates, were a significant detractor from performance as spreads widened during the period.

•	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (10/30/03)*
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class A	-13.59%	11.02%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class A (adjusted)	-18.34%	9.60%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class B	-14.31%	10.17%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class B (adjusted)	-18.50%	9.84%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class C (adjusted)	-15.06%	10.22%
MSCI EAFE Net Dividend Hedged USD Index	-14.05%	11.32%
Lipper International Multi-Cap Core Funds Average	-1.50%	15.28%

All Fund returns are net of fees and expenses.

* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.50% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.17% for Class A shares and 1.92% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	51.0%
U.S. Treasury Obligations	23.4%
Corporate Bonds & Notes	11.2%
Short-Term Instruments	4.5%
Mortgage-Backed Securities	4.3%
Other	5.6%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$834.44	$830.67	$831.61	$1,010.05	$1,006.30	$1,006.30
Expenses Paid During Period†	$13.71	$17.12	$17.13	$15.03	$18.76	$18.76

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.99% for Class A, 3.74% for Class B, 3.74% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45 % per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO RealEstateRealReturn Strategy Fund	Class A:	PETAX
	Class B:	PETBX
	Class C:	PETCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	Returns for Real Estate Investment Trusts (“REITs”) declined over the period, which detracted from total return performance through the Fund’s derivative exposure to the Index.

•

The portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited performance as U.S. TIPS outperformed the assumed one-month LIBOR financing cost of gaining REIT index exposure.

•	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield fell more than the 30-year U.S. Treasury yield over the period.

•	A U.K. nominal yield curve steepening bias benefited performance as the two-year U.K. Gilt yield fell more than the 30-year yield over the period.

•	Exposure to emerging market currencies benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

•	Holdings of U.S. mortgage-backed securities detracted from performance as they underperformed like-duration U.S. Treasuries.

•	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts in the region.

•	Modest allocations to Japanese ILBs versus nominal bonds in August 2007 through March 2008 detracted from performance as ILBs underperformed their nominal counterparts in Japan.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (10/30/03)*
PIMCO RealEstateRealReturn Strategy Fund Class A	-10.18%	17.96%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	-15.12%	16.46%
PIMCO RealEstateRealReturn Strategy Fund Class B	-10.81%	17.08%
PIMCO RealEstateRealReturn Strategy Fund Class B (adjusted)	-14.76%	16.92%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	-11.58%	17.07%
Dow Jones Wilshire Real Estate Investment Trust Index	-19.06%	15.18%
Lipper Real Estate Funds Average	-18.48%	13.98%

All Fund returns are net of fees and expenses.

* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.50% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.19% for Class A shares and 1.94% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	54.5%
Short-Term Instruments	21.5%
U.S. Government Agencies	19.9%
Corporate Bonds & Notes	1.9%
Foreign Currency-Denominated Issues	1.3%
Other	0.9%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$966.46	$963.44	$963.52	$1,019.05	$1,015.30	$1,015.30
Expenses Paid During Period†	$5.85	$9.52	$9.52	$6.01	$9.77	$9.77

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.19% for Class A, 1.94% for Class B, 1.94% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	11

PIMCO Small Cap StocksPLUS® TR Fund	Class A:	PCKAX
	Class C:	PCKCX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of the Russell 2000® Index, by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of actively managed fixed-income instruments.

•

The Russell 2000 Index declined 13.00% over the twelve-month period ended March 31, 2008, namely due to declines in the consumer discretionary and financial service sectors, which detracted from the Fund’s performance through the Fund’s derivative exposure to the Index.

•	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially, amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

•	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as the relevant rates declined.

•	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened over the period.

•	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Class A	-9.95%	-1.87%
PIMCO Small Cap StocksPLUS® TR Fund Class A (adjusted)	-13.33%	-3.73%
PIMCO Small Cap StocksPLUS® TR Fund Class C (adjusted)	-11.59%	-2.69%
Russell 2000® Index	-13.00%	-4.01%
Lipper Specialty Diversified Equity Funds Average	8.92%	8.30%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption Fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.09% and 1.84% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	49.9%
Corporate Bonds & Notes	18.5%
Short-Term Instruments	17.4%
Asset-Backed Securities	8.8%
Mortgage-Backed Securities	2.2%
Other	3.2%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$889.60	$884.34	$1,019.55	$1,009.00
Expenses Paid During Period†	$5.15	$15.07	$5.50	$16.07

† The actual expenses are equal to the net annualized expense ratio for the class (2.49% for Class A, 3.20% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44 % per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO StocksPLUS® Fund	Class A:	PSPAX
	Class B:	PSPBX
	Class C:	PSPCX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of the S&P 500 Index, by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a short duration portfolio of fixed-income instruments.

•

The S&P 500 Index posted a total return of -5.08% for the twelve-month period ended March 31, 2008, led by a significant decline in stocks within the financial sector. This detracted from total return performance of the Fund through the Fund’s derivative exposure to the Index.

•	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially, amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

•	Curve steepening strategies added to returns as the two- to 30-year U.S. Treasury yield curve steepened during the period.

•	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as the relevant rates declined during this period.

•	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened.

•	Exposure to a basket of emerging market currencies added to returns as emerging market currencies generally appreciated versus the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (05/13/93)*
PIMCO StocksPLUS® Fund Class A	-5.33%	10.23%	3.19%	9.62%
PIMCO StocksPLUS® Fund Class A (adjusted)	-8.17%	9.56%	2.87%	9.40%
PIMCO StocksPLUS® Fund Class B	-6.00%	9.40%	2.65%	9.24%
PIMCO StocksPLUS® Fund Class B (adjusted)	-10.48%	9.12%	2.65%	9.24%
PIMCO StocksPLUS® Fund Class C (adjusted)	-6.59%	9.69%	2.68%	9.09%
S&P 500 Index	-5.08%	11.32%	3.50%	9.69%
Lipper Large-Cap Core Funds Average	-5.54%	10.13%	2.74%	8.50%

All Fund returns are net of fees and expenses.

* The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90%, 1.65% and 1.40% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	34.1%
Short-Term Instruments	21.6%
U.S. Government Agencies	18.6%
Mortgage-Backed Securities	11.8%
Asset-Backed Securities	7.3%
Other	6.6%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$871.40	$868.97	$869.63	$1,019.35	$1,016.75	$1,016.90
Expenses Paid During Period†	$5.29	$7.71	$7.57	$5.70	$8.32	$8.17

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.13% for Class A, 1.86% for Class B, 1.62% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25% per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	13

PIMCO StocksPLUS® Total Return Fund	Class A:	PTOAX
	Class B:	PTOBX
	Class C:	PSOCX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of the S&P 500 Index, by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

•

The S&P 500 Index posted a total return of -5.08% for the twelve-month period ended March 31, 2008, led by a significant decline in the financial sector. This detracted from total return performance of the Fund through the Fund’s derivative exposure to the Index.

•	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially, amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

•	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as the relevant rates declined during this period.

•	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened.

•	Exposure to a basket of emerging market currencies added to returns as emerging market currencies generally appreciated versus the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (06/28/02)*
PIMCO StocksPLUS® Total Return Fund Class A	-2.71%	11.91%	8.65%
PIMCO StocksPLUS® Total Return Fund Class A (adjusted)	-6.36%	11.06%	7.93%
PIMCO StocksPLUS® Total Return Fund Class B	-3.40%	11.02%	7.80%
PIMCO StocksPLUS® Total Return Fund Class B (adjusted)	-6.34%	10.95%	7.80%
PIMCO StocksPLUS® Total Return Fund Class C (adjusted)	-4.23%	11.04%	7.82%
S&P 500 Index	-5.08%	11.32%	7.12%
Lipper Large-Cap Core Funds Average	-5.54%	10.13%	5.84%

All Fund returns are net of fees and expenses.

* The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.04% for Class A shares and 1.79% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	57.1%
Corporate Bonds & Notes	16.1%
Short-Term Instruments	10.3%
Asset-Backed Securities	7.1%
Mortgage-Backed Securities	5.9%
Other	3.5%

‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$904.19	$900.60	$901.53	$1,003.65	$999.90	$999.90
Expenses Paid During Period†	$20.33	$23.85	$23.86	$21.39	$25.10	$25.10

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (4.27% for Class A, 5.02% for Class B, 5.02% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39 % per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO StocksPLUS® TR Short Strategy Fund	Class A:	PSSAX
	Class C:	PSSCX

Portfolio Insights

•

The Fund seeks total return by investing primarily in short positions with respect to the S&P 500 Index or specific S&P 500 Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the S&P 500 Index, subject to certain limitations.

•

The inverse of the S&P 500 Index posted a total return of 4.01% for the twelve-month period ended March 31, 2008, led by a significant decline in stocks within the financial sector. The inverse of the S&P 500 Index increased amid an environment of generally downward movement in stock market indexes. This enhanced total return performance of the Fund through the Fund’s derivative exposure to the Index.

•	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially, amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

•	Exposure to U.K. short maturity rates during the first quarter of 2008 benefited returns as the relevant rates declined.

•	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened during the period.

•	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (07/23/03)*
PIMCO StocksPLUS® TR Short Strategy Fund Class A	17.79%	2.54%
PIMCO StocksPLUS® TR Short Strategy Fund Class A (adjusted)	13.37%	1.71%
PIMCO StocksPLUS® TR Short Strategy Fund Class C (adjusted)	15.84%	1.74%
Inverse of S&P 500 Index	4.01%	-8.45%
Lipper Dedicated Short Bias Funds Average	7.12%	-8.19%

All Fund returns are net of fees and expenses.

* The Fund began operations on 07/23/03. Index comparisons began on 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.09% and 1.84% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

The out performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	41.1%
Short-Term Instruments	26.5%
Corporate Bonds & Notes	22.9%
Mortgage-Backed Securities	4.7%
Asset-Backed Securities	1.7%
Other	3.1%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,221.02	$1,217.19	$1,017.05	$1,012.50
Expenses Paid During Period †	$8.83	$13.86	$8.02	$12.58

† The actual expenses are equal to the net annualized expense ratio for the class (1.59% for Class A, 2.50% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44 % per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	15

PIMCO CommodityRealReturn Strategy Fund®	Class A:	PCRAX
	Class B:	PCRBX
	Class C:	PCRCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity index-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•

Commodities gained 21.80% as measured by the Fund’s benchmark index, the Dow Jones-AIG Commodity Total Return Index, which enhanced the Fund’s total return performance through the Fund’s derivative exposure to the Index. The energy, grains, and precious metals sectors benefited performance while the livestock sector detracted from performance.

•

The portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited performance during the period as U.S. TIPS outperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-AIG Commodity Total Return Index.

•	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield fell more than the 30-year U.S. Treasury yield over the period.

•	A U.K. nominal yield curve steepening bias benefited performance as the two-year U.K. Gilt yield fell more than the 30-year yield over the period.

•	Exposure to emerging market currencies benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

•	Holdings of U.S. mortgage-backed securities detracted from performance as they underperformed like-duration U.S. Treasuries.

•	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts in the region.

•	Exposure to U.S. corporate securities in March 2007 through December 2007 detracted from performance as this sector underperformed like-duration U.S. Treasuries over the period.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (06/28/02)*
PIMCO CommodityRealReturn Strategy Fund® Class A	33.35%	18.54%	21.16%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	26.01%	17.20%	19.97%
PIMCO CommodityRealReturn Strategy Fund® Class B	32.48%	17.66%	20.28%
PIMCO CommodityRealReturn Strategy Fund® Class B (adjusted)	27.48%	17.45%	20.21%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	31.45%	17.66%	20.27%
Dow Jones-AIG Commodity Total Return Index	21.80%	15.71%	16.30%
Lipper Specialty Diversified Equity Funds Average	8.92%	7.35%	5.35%

All Fund returns are net of fees and expenses.

* The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.50% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.24% for Class A shares and 1.99% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	53.4%
U.S. Government Agencies	17.2%
Commodity Index-Linked Notes	11.2%
Short-Term Instruments	8.3%
Corporate Bonds & Notes	4.7%
Other	5.2%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,246.84	$1,242.38	$1,242.13	$1,018.75	$1,015.00	$1,015.00
Expenses Paid During Period†	$7.02	$11.21	$11.21	$6.31	$10.08	$10.08

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.25% for Class A, 2.00% for Class B and Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio of 1.25% for Class A, 2.00% for Class B and Class C reflects net annualized expenses after application of an expense waiver of 0.045%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

Benchmark Descriptions

Index	Description

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Total Return Index	Dow Jones-AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. Effective July 1, 2007, the PIMCO RealEstateRealReturn Strategy Fund began tracking its performance against a float-adjusted version of the Index as the full-market cap version of the Index ceased to be disseminated on June 30, 2007. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

FTSE RAFI™ 1000 Index	FTSE RAFI™ 1000 Index is part of the FTSE RAFI™ Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI™ Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI™ 1000 Index comprises the largest 1000 publicly traded U.S. companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 Index. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year is an unmanaged index market comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Annual Report	March 31, 2008	17

Benchmark Descriptions (Cont.)

Index	Description

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

18	PIMCO Funds

Schedule of Investments All Asset Fund	March 31, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 99.9%
CommodityRealReturn Strategy Fund®	25,287,579	$463,269
Convertible Fund	20,381,801	266,390
Developing Local Markets Fund	138,163,026	1,493,542
Diversified Income Fund	43,384,168	464,645
Emerging Local Bond Fund	129,842,384	1,281,544
Emerging Markets Bond Fund	97,503,971	1,041,342
Floating Income Fund	135,431,353	1,225,654
Foreign Bond Fund (Unhedged)	4,727,129	54,551
Fundamental Advantage Total Return Strategy Fund	31,727,003	317,270
Fundamental IndexPLUS™ Fund	24,389,495	232,188
Fundamental IndexPLUS™ TR Fund	37,330,049	351,649
Global Bond Fund (Unhedged)	2,581,618	28,372
GNMA Fund	10,933,722	124,316
High Yield Fund	36,789,403	338,463
Income Fund	20,109,208	199,483
International StocksPLUS® TR Strategy Fund (Unhedged)	5,437,138	51,925
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	18,396,867	189,672
Long Duration Total Return Fund	9,631,209	101,224
Long-Term U.S. Government Fund	43,771,739	494,621
Low Duration Fund	82,746,290	839,047
Mortgage-Backed Securities Fund	19,203,489	208,934
Real Return Asset Fund	150,781,186	1,816,913
Real Return Fund	160,638,777	1,839,314
RealEstateRealReturn Strategy Fund	56,538,088	342,055
Short-Term Fund	2,413,583	23,677
Small Cap StocksPLUS® TR Strategy Fund	1,332,281	12,084
StocksPLUS® Fund	1,291,881	12,854
StocksPLUS® Total Return Fund	5,385,322	53,961
Total Return Fund	93,987,532	1,025,404

Total PIMCO Funds (Cost $14,775,605)		14,894,363

Total Investments 99.9% (Cost $14,775,605)		$14,894,363

Other Assets and Liabilities (Net) 0.1%		9,822

Net Assets 100.0%		$14,904,185

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes	Annual Report	March 31, 2008	19

Schedule of Investments   All Asset All Authority Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 112.6%
CommodityRealReturn Strategy Fund®	1,682,926	$30,831
Convertible Fund	630,511	8,241
Developing Local Markets Fund	9,546,157	103,194
Diversified Income Fund	2,625,491	28,119
Emerging Local Bond Fund	7,173,895	70,806
Emerging Markets Bond Fund	7,104,051	75,871
European StocksPLUS® TR Strategy Fund	242,430	2,163
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,162,204	13,342
Floating Income Fund	500,049	4,525
Foreign Bond Fund (Unhedged)	2,212,060	25,527
Fundamental Advantage Total Return Strategy Fund	1,132,983	11,330
Fundamental IndexPLUS™ Fund	1,992,061	18,964
Fundamental IndexPLUS™ TR Fund	1,873,146	17,645
Global Bond Fund (Unhedged)	25,617	282
GNMA Fund	58	1
High Yield Fund	2,058,689	18,940
Income Fund	4,448,774	44,132
Japanese StocksPLUS® TR Strategy Fund	1,628,084	15,597
Long Duration Total Return Fund	653,635	6,870
Long-Term U.S. Government Fund	2,722,761	30,767
Low Duration Fund	268,281	2,720
Mortage-Backed Securities Fund	17,902	195
Real Return Asset Fund	12,403,223	149,459
Real Return Fund	11,897,772	136,230
RealEstateRealReturn Strategy Fund	3,225,667	19,515
Short-Term Fund	64	1
Small Cap StocksPLUS® TR Strategy Fund	217,487	1,973
StocksPLUS® Fund	137,582	1,369
StocksPLUS® Total Return Fund	219,012	2,194
StocksPLUS® TR Short Strategy Fund	20,313,620	191,557
Total Return Fund	4,776,011	52,106

Total PIMCO Funds (Cost $1,057,599)		1,084,466

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
1.900% due 04/01/2008	$3,935	3,935

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $4,015. Repurchase proceeds are $3,935.)

Total Short-Term Instruments (Cost $3,935)		3,935

Total Investments 113.0% (Cost $1,061,534)		$1,088,401

Other Assets and Liabilities (Net) (13.0%)		(125,455)

Net Assets 100.0%		$962,946

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

20	PIMCO Funds	See Accompanying Notes

Schedule of Investments Fundamental IndexPLUS™ TR Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

HCA, Inc.
4.946% due 11/16/2013	$2,475	$2,280

Idearc, Inc.
4.700% due 11/17/2014	2,494	2,006

Yell Group PLC
7.071% due 08/09/2011	72	59

Total Bank Loan Obligations (Cost $5,041)		4,345

CORPORATE BONDS & NOTES 28.8%

BANKING & FINANCE 23.0%

Allstate Life Global Funding Trusts
2.639% due 03/23/2009	600	599

American Express Co.
7.000% due 03/19/2018	2,000	2,105

American General Finance Corp.
6.900% due 12/15/2017	1,600	1,567

American International Group, Inc.
5.050% due 10/01/2015	100	98
5.850% due 01/16/2018	4,000	3,935

Bank of America Corp.
2.964% due 09/18/2009	200	199
5.375% due 09/11/2012	1,900	1,979
5.750% due 12/01/2017	1,100	1,141
8.000% due 12/29/2049	13,200	13,243

Bank of America N.A.
6.000% due 10/15/2036	300	288

Bank of Ireland
2.814% due 12/18/2009 (f)	3,100	3,092

Barclays Bank PLC
6.050% due 12/04/2017 (f)	1,000	978

C10 Capital SPV Ltd.
6.722% due 12/31/2049	800	742

Calabash Re Ltd.
11.200% due 01/08/2010	1,200	1,218

CIT Group, Inc.
2.729% due 12/19/2008	500	451
3.190% due 08/17/2009	300	252
3.215% due 08/15/2008	1,000	923
3.401% due 01/30/2009	600	522

Citigroup Capital XXI
8.300% due 12/21/2057	1,700	1,680

Citigroup, Inc.
2.701% due 12/28/2009 (f)	500	490
6.000% due 08/15/2017	6,700	6,623

DnB NOR Bank ASA
4.447% due 10/13/2009	1,000	1,001

Export-Import Bank of China
4.875% due 07/21/2015	100	100

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	22,400	22,148

Foundation Re II Ltd.
9.820% due 11/26/2010	1,400	1,430

GMAC LLC
6.000% due 12/15/2011	200	150

Goldman Sachs Group, Inc.
3.406% due 07/29/2008	700	698
6.750% due 10/01/2037 (f)	10,900	10,172

HBOS PLC
5.920% due 09/29/2049	100	74

HSBC Holdings PLC
6.500% due 05/02/2036	1,900	1,844

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ICICI Bank Ltd.
4.917% due 01/12/2010	$1,800	$1,723

JPMorgan Chase & Co.
6.000% due 01/15/2018	900	941

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,700	1,776

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	88

Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	200	194
2.809% due 12/23/2010	900	768
3.232% due 05/25/2010	100	90
6.200% due 09/26/2014	400	395

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	2,400	2,441

MetLife, Inc.
6.400% due 12/15/2036	400	319

Mystic Re Ltd.
9.390% due 12/05/2008	1,500	1,487

National Australia Bank Ltd.
2.979% due 09/11/2009	800	800

Petroleum Export Ltd.
5.265% due 06/15/2011	72	72

RBS Capital Trust III
5.512% due 09/29/2049	1,200	987

Resona Bank Ltd.
5.850% due 09/29/2049	200	166

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	900	813

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,000	789

State Street Capital Trust IV
3.800% due 06/15/2037	200	150

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	189

U.S. Bancorp
3.512% due 02/04/2010	5,700	5,662

UBS AG
5.875% due 12/20/2017	700	717

USB Capital IX
6.189% due 04/15/2049	200	149

VTB Capital S.A.
3.839% due 08/01/2008	900	891

Wachovia Corp.
5.750% due 02/01/2018	2,000	1,964
7.980% due 02/28/2049	23,900	23,554

Westpac Banking Corp.
3.040% due 06/06/2008 (f)	800	800

ZFS Finance USA Trust I
5.875% due 05/09/2032	500	475

		128,142

INDUSTRIALS 4.5%

AstraZeneca PLC
5.900% due 09/15/2017	400	424
6.450% due 09/15/2037	300	323

C8 Capital SPV Ltd.
6.640% due 12/29/2049	5,100	4,721

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	400	435

CODELCO, Inc.
6.150% due 10/24/2036	100	101

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Comcast Corp.
5.875% due 02/15/2018	$300	$293
6.450% due 03/15/2037	300	284

Daimler Finance North America LLC
3.298% due 03/13/2009	200	197

Gaz Capital S.A.
6.212% due 11/22/2016	200	186

HJ Heinz Co.
6.428% due 12/01/2020	100	102

International Business Machines Corp.
5.700% due 09/14/2017 (f)	7,800	8,192

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	2,900	2,879

Kraft Foods, Inc.
6.125% due 02/01/2018	800	802

Peabody Energy Corp.
7.875% due 11/01/2026	300	299

Rohm & Haas Co.
6.000% due 09/15/2017	500	509

Time Warner, Inc.
5.875% due 11/15/2016	2,100	2,001

Union Pacific Corp.
5.700% due 08/15/2018	1,800	1,794

UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	692

Williams Cos., Inc.
6.375% due 10/01/2010	700	721

		24,955

UTILITIES 1.3%

Dominion Resources, Inc.
3.248% due 11/14/2008 (f)	2,800	2,786

Enel Finance International S.A.
6.800% due 09/15/2037	2,900	2,935

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	582

NGPL Pipe Co. LLC
6.514% due 12/15/2012	800	832

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	228

		7,363

Total Corporate Bonds & Notes (Cost $162,805)		160,460

MUNICIPAL BONDS & NOTES 2.1%

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	5,800	5,129

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	285	279

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	1,600	1,609

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,700	2,176

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,000	2,643

Total Municipal Bonds & Notes (Cost $12,225)		11,836

See Accompanying Notes	Annual Report	March 31, 2008	21

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	$2,000	$1,987

Total Commodity Index-Linked Notes (Cost $2,000)		1,987

U.S. GOVERNMENT AGENCIES 94.6%

Fannie Mae
2.666% due 12/25/2036	602	579
2.949% due 09/25/2042	979	971
4.434% due 01/01/2035	1,179	1,194
4.441% due 07/01/2034	979	989
4.500% due 08/01/2035	1,704	1,734
4.512% due 09/01/2035	725	733
4.567% due 07/01/2035	1,168	1,176
4.579% due 07/01/2035	882	888
4.634% due 09/01/2035	1,537	1,540
4.637% due 10/01/2035	640	642
4.667% due 12/01/2033	646	657
4.668% due 05/25/2035	200	201
4.695% due 12/01/2033	384	385
4.835% due 06/01/2035	1,834	1,861
4.989% due 06/01/2035	1,785	1,824
5.000% due 06/25/2027 - 05/01/2038	33,331	32,944
5.000% due 10/01/2035 - 03/01/2036 (f)	27,146	26,911
5.039% due 03/01/2035	217	223
5.500% due 02/01/2014 - 04/01/2038	71,315	72,046
5.500% due 07/01/2035 - 09/01/2037 (f)	79,188	80,046
5.722% due 06/01/2043 - 07/01/2044	931	926
6.000% due 05/01/2035 - 11/01/2037 (f)	154,164	158,125
6.000% due 09/01/2035 - 04/01/2038	72,401	74,247
6.329% due 10/01/2034	198	200
6.442% due 11/01/2035	298	307
6.500% due 08/01/2029 - 09/01/2037	960	995

Freddie Mac
2.859% due 08/25/2031	225	221
2.968% due 07/15/2019 - 08/15/2019	6,782	6,569
3.048% due 02/15/2019 (f)	7,472	7,425
3.218% due 06/15/2018	161	159
4.361% due 09/01/2035	674	677
4.500% due 10/15/2022	602	604
4.701% due 06/01/2035	1,877	1,908
4.704% due 08/01/2035	1,584	1,596
4.820% due 10/01/2035	1,108	1,112
4.876% due 11/01/2034	1,048	1,084
5.000% due 04/15/2012 - 01/15/2024	710	713
5.500% due 08/01/2037 (f)	3,867	3,910
5.500% due 10/01/2037 - 04/01/2038	17,089	17,259
5.722% due 02/25/2045	97	94
6.000% due 06/01/2037 - 10/01/2037	14,622	15,010

Ginnie Mae
6.000% due 05/15/2037 - 07/15/2037	994	1,027

Small Business Administration
5.290% due 12/01/2027	700	711
5.490% due 03/01/2028	5,000	5,120

Total U.S. Government Agencies (Cost $519,122)		527,543

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.1%

Treasury Inflation Protected Securities (c)
3.000% due 07/15/2012	$353	$396

Total U.S. Treasury Obligations (Cost $392)		396

MORTGAGE-BACKED SECURITIES 7.1%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	282	258

Banc of America Commercial Mortgage, Inc.
5.740% due 05/10/2045	900	911

Bear Stearns Adjustable Rate Mortgage Trust
4.617% due 01/25/2034	2,099	1,961
4.750% due 10/25/2035	1,449	1,399

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	922	727
5.706% due 09/25/2035	222	182

Bear Stearns Structured Products, Inc.
5.681% due 01/26/2036	821	695

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	312	304
4.900% due 12/25/2035	598	570

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	761	578
2.879% due 02/25/2037	3,321	2,613
4.500% due 06/25/2035	1,558	1,544

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	218	180

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	496	494

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 02/25/2037	3,450	3,233

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	903	813
2.679% due 01/25/2047	1,089	1,034

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,928	1,817
5.250% due 11/25/2035	1,375	1,229

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	505	476

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	488	455
2.699% due 01/25/2037	356	341
5.189% due 01/25/2036	869	653

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,800	2,715

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	615	614

Mellon Residential Funding Corp.
3.561% due 12/15/2030	2,447	2,357

Merrill Lynch Floating Trust
2.888% due 06/15/2022	4,123	3,862

Structured Adjustable Rate Mortgage Loan Trust
5.317% due 08/25/2034	1,122	1,041
5.726% due 01/25/2035	565	536

Structured Asset Mortgage Investments, Inc.
2.879% due 02/25/2036	345	270

TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	128	121

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	946	897
2.719% due 09/25/2046	1,445	1,351

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	1,990	1,870

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

WaMu Mortgage Pass-Through Certificates
2.889% due 10/25/2045	$110	$88
5.526% due 11/25/2042	115	110
5.718% due 05/25/2041	124	116

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,252	1,194

Total Mortgage-Backed Securities (Cost $42,736)		39,609

ASSET-BACKED SECURITIES 7.5%

ACE Securities Corp.
2.649% due 12/25/2036	360	346
2.679% due 10/25/2036	361	351

Asset-Backed Funding Certificates
2.659% due 11/25/2036	727	671

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	446	433
2.874% due 09/25/2034	151	134

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	992	927
2.799% due 09/25/2034	6	6

Chase Issuance Trust
3.609% due 05/16/2011 (a)	5,600	5,600

Citigroup Mortgage Loan Trust, Inc.
2.649% due 11/25/2036	167	163

Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	4,967	4,793
2.649% due 03/25/2047	352	346
2.659% due 03/25/2037	562	550
2.669% due 06/25/2037	844	820
2.679% due 06/25/2037	742	692
2.709% due 10/25/2046	408	395

Credit-Based Asset Servicing & Securitization LLC
2.659% due 03/25/2036	1	1
2.659% due 11/25/2036	787	753

Daimler Chrysler Auto Trust
5.250% due 05/08/2009	10	10

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	1,309	1,185
2.649% due 12/25/2036	714	677

Fremont Home Loan Trust
2.649% due 10/25/2036	2,507	2,473
2.659% due 01/25/2037	670	609

GSR Mortgage Loan Trust
2.699% due 11/25/2030	45	45

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	537	518

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	535	497

Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037	535	514

JPMorgan Mortgage Acquisition Corp.
2.649% due 08/25/2036	213	206
2.649% due 10/25/2036	3,707	3,455

Lehman XS Trust
2.669% due 05/25/2046	228	216

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	464	461
2.689% due 01/25/2046	23	23
2.779% due 08/25/2035	200	192
2.879% due 10/25/2034	17	15

MBNA Credit Card Master Note Trust
2.918% due 12/15/2011	2,900	2,871

Merrill Lynch Mortgage Investors, Inc.
2.629% due 06/25/2037	437	429

22	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.669% due 08/25/2036	$1,812	$1,730

Morgan Stanley ABS Capital I
2.629% due 06/25/2036	402	397
2.639% due 10/25/2036	306	298
2.649% due 10/25/2036	367	356

Option One Mortgage Loan Trust
2.639% due 02/25/2037	1,063	1,015
2.649% due 07/25/2036	260	256

Park Place Securities, Inc.
2.911% due 10/25/2034	728	610

Residential Asset Mortgage Products, Inc.
2.679% due 10/25/2036	616	587

Residential Asset Securities Corp.
2.659% due 10/25/2036	953	926
2.669% due 11/25/2036	570	543

SBI HELOC Trust
2.769% due 08/25/2036	354	339

Soundview Home Equity Loan Trust
2.649% due 10/25/2036	279	270
2.679% due 01/25/2037	2,849	2,720

Structured Asset Securities Corp.
2.649% due 10/25/2036	711	690

Total Asset-Backed Securities (Cost $43,799)		42,114

SOVEREIGN ISSUES 0.0%

China Development Bank
5.000% due 10/15/2015	100	99

Total Sovereign Issues (Cost $99)		99

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 2.6%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	600	$320

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	9,300	13,910

Total Foreign Currency-Denominated Issues (Cost $12,933)			14,230

		SHARES
PREFERRED STOCKS 0.5%

DG Funding Trust
4.946% due 12/31/2049		243	2,533

Total Preferred Stocks (Cost $2,585)			2,533

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.2%

COMMERCIAL PAPER 11.8%

ANZ National International Ltd.
3.050% due 05/19/2008		$3,300	3,287

Barclays U.S. Funding Corp.
3.025% due 05/20/2008		15,900	15,835

Federal Home Loan Bank
1.500% due 04/01/2008		15,200	15,200

UBS Finance Delaware LLC
3.040% due 06/02/2008		15,900	15,824

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Unicredito Italiano SpA
3.015% due 05/21/2008	$15,900	$15,833

		65,979

REPURCHASE AGREEMENTS 0.3%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	1,600	1,600

(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,640. Repurchase proceeds are $1,600.)

U.S. TREASURY BILLS 15.1%
1.082% due 04/17/2008 - 07/24/2008 (b)(d)	84,600	84,243

Total Short-Term Instruments (Cost $151,992)		151,822

PURCHASED OPTIONS (i) 1.2%
(Cost $2,056)		6,704

Total Investments 172.8% (Cost $957,785)		$963,678

Written Options (j) (1.1%) (Premiums $2,783)		(6,067)

Other Assets and Liabilities (Net) (71.7%)		(400,035)

Net Assets (e) 100.0%		$557,576

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $38,815 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $7,587 and derivative instruments with an aggregate depreciation of ($345) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $133,200 at a weighted average interest rate of 3.950%. On March 31, 2008, securities valued at $299,451 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $6,611 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	800	$5,293
90-Day Eurodollar December Futures	Long	12/2009	19	(1)
90-Day Eurodollar June Futures	Long	06/2009	19	1
90-Day Eurodollar March Futures	Long	03/2009	76	345
90-Day Eurodollar September Futures	Long	09/2009	64	177
E-mini S&P 500 Index June Futures	Long	06/2008	5	(14)
Euro-Bobl June Futures	Long	06/2008	11	(33)
Euro-Schatz June Futures	Short	06/2008	36	26
S&P 500 Index June Futures	Long	06/2008	4	(19)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	200	(8)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	1,130	(1,353)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	381	1,192
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	17	(41)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	110	173
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	15	7
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	394	194
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	50	132
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	100	329
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	220	299

				$6,699

See Accompanying Notes	Annual Report	March 31, 2008	23

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	Sell	1.750%	03/20/2013	DUB	$1,300	$2
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	4,100	(25)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	MLP	300	0
Freddie Mac 5.080% due 02/07/2019	Sell	0.720%	03/20/2013	BCLY	1,100	11
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	1,500	(26)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	BCLY	1,500	(41)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	300	(58)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	100	(18)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	GSC	800	(56)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.050%	03/20/2013	GSC	900	(59)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	3,100	(166)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	1,600	(264)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	500	(102)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	400	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	5,600	(38)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	600	(10)
Multiple Reference Entities of Gazprom	Sell	1.600%	12/20/2012	BCLY	1,800	(90)
Multiple Reference Entities of Gazprom	Sell	2.170%	02/20/2013	JPM	1,000	(31)
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	MSC	400	(12)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	5,780	(27)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	CSFB	600	(3)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	3,000	(6)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2009	BOA	800	(38)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%	03/20/2013	JPM	1,900	(261)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	3,800	(30)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.240%	03/20/2013	UBS	1,400	(32)

						$(1,382)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	GSC	$1,000	$55
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	3,400	196
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	4,968	(200)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	994	(39)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,000	(99)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,000	(89)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(43)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	BCLY	700	(4)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	3,100	28
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	200	(1)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	500	(1)

						$(197)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	18,400	$(70)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		1,000	6
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$2,300	23
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		17,400	382
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		30,300	115
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		5,500	(73)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		8,200	(68)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		3,200	(248)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		300	4
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		1,800	(18)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		900	4
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		2,100	3
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	2,400	12
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		800	(18)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		400	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		500	(11)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		400	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		200	(5)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		1,700	(41)

24	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	5,900	$10
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		1,900	(35)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		2,600	36
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	1,800	(9)
Pay	6-Month EUR-LIBOR	5.000%	12/19/2009	DUB		4,700	64
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		2,400	21
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		1,300	12
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		3,400	(23)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		1,000	(15)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		2,000	22
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	4,600	10
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		2,700	5
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		2,300	2
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		2,700	39
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		500	4
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		5,400	43
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		13,600	273
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		3,800	74
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	62
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		600	(6)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		700	(7)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		900	0
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		1,200	(1)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		500	39
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		300	27
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		1,400	(87)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		1,000	66
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		1,900	140
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		900	(107)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		300	(38)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(31)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	80,000	39
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		140,000	69
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	8,200	7
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		2,200	5
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$1,500	(81)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		1,800	(64)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	3,000	(44)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		1,900	(26)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		800	(11)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		2,700	1
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		1,100	3
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		4,100	(73)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		2,900	(42)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		3,200	(3)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$2,100	(4)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		4,200	(10)

							$335

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.300%	10/15/2008	BEAR	1,019,623	$(3,842)
Pay	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.300%	10/15/2008	BEAR	269,951	1,013
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2008	CSFB	1,124,687	3,990
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	03/13/2009	CSFB	269,951	680
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	05/15/2008	MLP	594,295	(11,466)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	07/15/2008	MLP	658,273	(16,032)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	08/18/2008	MLP	471,425	(11,905)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	10/15/2008	MLP	1,023,428	3,630

						$(33,932)

See Accompanying Notes	Annual Report	March 31, 2008	25

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$130.000	05/23/2008	670	$7	$5

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$43,200	$476	$722
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	39,000	187	1,612
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	57,100	202	2,359
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	11,000	44	455
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	72,400	645	938
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	37,500	405	464
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	9,200	88	139

							$2,047	$6,689

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2038	$86.375	06/05/2008	$13,000	$2	$10

(j)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	266	$305	$565
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	62	76	74
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	266	392	58
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	31	25	17

				$798	$714

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$11,500	$291	$444
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	5,700	183	285
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	16,500	184	1,104
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	25,100	207	1,679
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,500	40	301
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	24,200	614	949
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	12,500	377	461
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	4,000	89	130

							$1,985	$5,353

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2038	$800	$798	$798
Fannie Mae	6.000%	04/01/2038	4,000	4,019	4,098
Freddie Mac	6.000%	04/01/2038	6,100	6,127	6,255
Ginnie Mae	6.000%	04/01/2038	900	926	929
U.S. Treasury Notes	2.000%	02/28/2010	1,900	1,911	1,922
U.S. Treasury Notes	2.125%	01/31/2010	1,900	1,912	1,930
U.S. Treasury Notes	2.875%	01/31/2013	11,400	11,541	11,727
U.S. Treasury Notes	3.125%	11/30/2009	3,500	3,583	3,636
U.S. Treasury Notes	3.250%	12/31/2009	2,300	2,354	2,386
U.S. Treasury Notes	4.250%	08/15/2013	1,600	1,728	1,759
U.S. Treasury Notes	4.500%	05/15/2017	9,100	9,749	10,072

				$44,648	$45,512

(2)	Market value includes $371 of interest payable on short sales.

26	PIMCO Funds	See Accompanying Notes

March 31, 2008

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	417	05/2008	$0	$(1)	$(1)
Buy	AUD	405	04/2008	2	0	2
Sell	BRL	10,706	07/2008	122	0	122
Buy		41,973	12/2008	417	0	417
Sell		9,341	12/2008	117	0	117
Sell	EUR	9,716	04/2008	0	(187)	(187)
Sell	GBP	6,005	04/2008	14	(26)	(12)
Buy	IDR	4,321,800	05/2008	0	(23)	(23)
Buy	INR	210,347	05/2008	218	0	218
Sell	JPY	14,798	04/2008	1	0	1
Buy		151,116	05/2008	22	(13)	9
Sell		275,262	05/2008	18	0	18
Buy	KRW	646,106	05/2008	0	(44)	(44)
Buy		2,047,902	08/2008	0	(124)	(124)
Buy	KWD	32	05/2008	4	0	4
Buy	MXN	30,555	07/2008	93	0	93
Sell		30,555	07/2008	0	(34)	(34)
Buy	MYR	6,066	05/2008	86	0	86
Buy	PHP	71,974	05/2008	146	0	146
Buy	PLN	5,553	07/2008	453	0	453
Sell		5,553	07/2008	0	(253)	(253)
Buy	RUB	61,652	07/2008	153	0	153
Sell		59,750	07/2008	0	(119)	(119)
Buy		34,322	11/2008	46	0	46
Sell		4,840	11/2008	0	(10)	(10)
Buy	SAR	427	05/2008	0	(1)	(1)
Buy	SEK	1,702	06/2008	10	0	10
Buy	SGD	5,233	05/2008	306	0	306
Buy		1,970	11/2008	38	0	38
Buy	ZAR	565	07/2008	0	(15)	(15)

				$2,266	$(850)	$1,416

See Accompanying Notes	Annual Report	March 31, 2008	27

Schedule of Investments   International StocksPLUS® TR Strategy Fund (Unhedged)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 29.6%

BANKING & FINANCE 25.2%

Allstate Life Global Funding Trusts
2.639% due 03/23/2009	$100	$100

American Express Centurion Bank
2.955% due 06/12/2009	600	598

American Express Co.
7.000% due 03/19/2018	100	105

American General Finance Corp.
6.900% due 12/15/2017	200	196

American Honda Finance Corp.
3.085% due 08/05/2008	130	130

American International Group, Inc.
5.850% due 01/16/2018	300	295

Bank of America Corp.
5.375% due 09/11/2012	200	208
5.750% due 12/01/2017	200	207
8.000% due 12/29/2049	1,400	1,405

Bank of Ireland
2.814% due 12/18/2009 (c)	300	299

Barclays Bank PLC
5.450% due 09/12/2012	900	923
6.050% due 12/04/2017 (c)	100	98

Bear Stearns Cos., Inc.
3.190% due 05/18/2010	500	465
4.325% due 07/16/2009	100	97

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	93

Caterpillar Financial Services Corp.
3.130% due 05/18/2009	200	199

CIT Group, Inc.
2.729% due 12/19/2008	500	451

Citigroup Capital XXI
8.300% due 12/21/2057	100	99

Citigroup Funding, Inc.
2.606% due 06/26/2009 (c)	100	99
2.980% due 12/08/2008	200	198

Citigroup, Inc.
3.220% due 05/18/2010	730	714
6.000% due 08/15/2017	200	198

Credit Agricole S.A.
3.090% due 05/28/2009	100	100
3.140% due 05/28/2010	100	100

Credit Suisse USA, Inc.
3.265% due 08/15/2010	600	584

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	2,100	2,076
7.250% due 10/25/2011	500	411

General Electric Capital Corp.
3.964% due 01/20/2010 (c)	600	596

Goldman Sachs Group, Inc.
2.746% due 03/30/2009	100	99
3.150% due 11/16/2009	290	286
6.750% due 10/01/2037 (c)	1,200	1,120

HSBC Holdings PLC
6.500% due 05/02/2036	200	194

ICICI Bank Ltd.
4.917% due 01/12/2010	100	96

International Lease Finance Corp.
2.756% due 06/26/2009	370	360

JPMorgan Chase & Co.
2.656% due 06/26/2009	290	288
6.000% due 01/15/2018	100	105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman Brothers Holdings, Inc.
3.232% due 05/25/2010	$100	$90
5.625% due 01/24/2013	500	487

Merrill Lynch & Co., Inc.
3.178% due 05/08/2009	200	197

Metropolitan Life Global Funding I
3.110% due 05/17/2010	200	196

Morgan Stanley
3.206% due 02/09/2009	340	336
3.212% due 05/07/2009	300	295

Residential Capital LLC
6.178% due 05/22/2009	100	57

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	200	170

SLM Corp.
3.471% due 07/27/2009 (c)	30	25
3.541% due 07/25/2008	500	491

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	100	79

UBS AG
5.875% due 12/20/2017	100	102

Wachovia Corp.
3.126% due 12/01/2009	200	195
7.980% due 02/28/2049	2,500	2,464

World Savings Bank FSB
2.592% due 06/20/2008	300	300

		19,076

INDUSTRIALS 3.2%

Amgen, Inc.
3.170% due 11/28/2008	200	200

AstraZeneca PLC
5.900% due 09/15/2017	100	106

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	109

Daimler Finance North America LLC
3.218% due 03/13/2009	50	49

General Mills, Inc.
4.024% due 01/22/2010	100	98

Home Depot, Inc.
2.925% due 12/16/2009	100	96

International Business Machines Corp.
5.700% due 09/14/2017 (c)	900	945

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	300	298

Kraft Foods, Inc.
6.125% due 02/01/2018	100	100

Rohm & Haas Co.
6.000% due 09/15/2017	100	102

Union Pacific Corp.
5.700% due 08/15/2018	200	199

UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	99

		2,401

UTILITIES 1.2%

AT&T, Inc.
6.300% due 01/15/2038	200	194

BellSouth Corp.
4.240% due 04/26/2021	300	300

Enel Finance International S.A.
6.800% due 09/15/2037	300	304

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

NGPL Pipe Co. LLC
6.514% due 12/15/2012	$100	$104

		902

Total Corporate Bonds & Notes (Cost $22,805)		22,379

MUNICIPAL BONDS & NOTES 1.3%

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	201

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037	800	759

Total Municipal Bonds & Notes (Cost $994)		960

U.S. GOVERNMENT AGENCIES 87.7%

Fannie Mae
5.000% due 02/25/2017 - 05/01/2038	9,813	9,695
5.500% due 02/01/2018 - 04/01/2038	4,460	4,516
5.500% due 04/01/2037 - 01/01/2038 (c)	6,726	6,798
5.722% due 06/01/2043	59	58
6.000% due 12/01/2035 - 04/01/2038	1,792	1,837
6.000% due 02/01/2036 - 01/01/2038 (c)	28,182	28,903
6.500% due 10/01/2035 - 04/01/2038	2,014	2,087

Freddie Mac
2.968% due 07/15/2019 - 10/15/2020	1,811	1,753
3.048% due 02/15/2019	712	707
4.250% due 09/15/2024	276	277
5.000% due 07/15/2020	118	119
5.500% due 07/01/2037 - 01/01/2038 (c)	2,952	2,984
6.000% due 09/01/2037 - 11/01/2037 (c)	4,543	4,664

Ginnie Mae
6.000% due 08/15/2037	994	1,027

Small Business Administration
5.290% due 12/01/2027	100	101
5.490% due 03/01/2028	700	717

Total U.S. Government Agencies (Cost $65,498)		66,243

MORTGAGE-BACKED SECURITIES 6.1%

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	11	11

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	307	242

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	169	148

Countrywide Alternative Loan Trust
2.759% due 02/25/2047	227	173
5.236% due 02/25/2036	145	108

Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	202	196
4.800% due 11/25/2034	118	111

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	122	114
2.679% due 03/25/2037	58	55

28	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
2.679% due 01/25/2047	$84	$79

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	127	117

GSR Mortgage Loan Trust
5.250% due 11/25/2035	86	77

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	583
5.420% due 01/15/2049	300	291

JPMorgan Mortgage Trust
5.023% due 02/25/2035	67	61

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	93	88

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	33	27

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	60	52

Morgan Stanley Capital I
2.878% due 10/15/2020	36	34
5.809% due 12/12/2049	500	497

Residential Accredit Loans, Inc.
5.686% due 09/25/2045	242	206

Structured Asset Mortgage Investments, Inc.
2.729% due 03/25/2037	138	108
2.809% due 07/19/2035	59	48

TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	245	234

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	178	164
5.681% due 04/15/2034	30	30

WaMu Mortgage Pass-Through Certificates
3.239% due 12/25/2027	260	246
5.056% due 01/25/2047	78	64
5.326% due 02/25/2046	474	369

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	128	121

Total Mortgage-Backed Securities (Cost $5,051)		4,654

ASSET-BACKED SECURITIES 12.0%

Accredited Mortgage Loan Trust
2.719% due 04/25/2036	286	281

American Express Credit Account Master Trust
2.818% due 01/18/2011	400	400
3.318% due 02/15/2012	50	48

Asset-Backed Funding Certificates
2.659% due 01/25/2037	52	49

Bear Stearns Asset-Backed Securities Trust
2.689% due 06/25/2047	73	70

BNC Mortgage Loan Trust
2.699% due 05/25/2037	165	153

Carrington Mortgage Loan Trust
2.649% due 01/25/2037	280	263

Chase Issuance Trust
2.828% due 02/15/2011	300	298

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
2.639% due 12/25/2036	$151	$142
2.659% due 01/25/2037	135	133
2.709% due 08/25/2036	500	464

Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	315	305
2.649% due 07/25/2037	363	347
2.669% due 06/25/2037	65	63
2.679% due 06/25/2037	337	315
2.679% due 10/25/2037	223	209
2.779% due 09/25/2036	495	463

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	328	314
2.689% due 12/25/2037	239	233

First Franklin Mortgage Loan Asset-Backed Certificates
2.639% due 01/25/2038	136	128

First USA Credit Card Master Trust
2.935% due 04/18/2011	300	300

Fremont Home Loan Trust
2.699% due 05/25/2036	70	67

GSAMP Trust
2.669% due 12/25/2036	209	201

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	179	173

HSBC Asset Loan Obligation
2.659% due 12/25/2036	344	329

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	271	244

MASTR Asset-Backed Securities Trust
2.649% due 01/25/2037	81	78
2.659% due 11/25/2036	228	215

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	600	600

Merrill Lynch Mortgage Investors, Inc.
2.669% due 08/25/2036	144	137

Morgan Stanley ABS Capital I
2.639% due 01/25/2037	70	67
2.649% due 11/25/2036	182	172

Residential Asset Securities Corp.
2.669% due 02/25/2037	209	196

Securitized Asset-Backed Receivables LLC Trust
2.639% due 01/25/2037	421	398

SLM Student Loan Trust
3.800% due 12/15/2038	500	489

Soundview Home Equity Loan Trust
2.659% due 12/25/2036	88	84
2.679% due 06/25/2037	156	148

Specialty Underwriting & Residential Finance
2.659% due 01/25/2038	163	156

Structured Asset Securities Corp.
2.699% due 01/25/2037	346	331

Total Asset-Backed Securities (Cost $9,441)		9,063

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.6%

Korea Development Bank
4.842% due 04/03/2010		$500	$499

Total Sovereign Issues (Cost $500)			499

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	448

Total Foreign Currency-Denominated Issues (Cost $406)			448

SHORT-TERM INSTRUMENTS 30.9%

COMMERCIAL PAPER 13.2%

Danske Corp.
3.075% due 04/01/2008		$1,700	1,700

Federal Home Loan Bank
1.500% due 04/01/2008		900	900

Fortis Funding LLC
3.040% due 04/03/2008		1,600	1,600

Nordea N.A., Inc.
2.950% due 04/09/2008		2,000	1,999

Royal Bank of Scotland Group PLC
3.160% due 05/02/2008		100	100

UBS Finance Delaware LLC
2.940% due 06/05/2008		500	497
3.040% due 06/02/2008		1,600	1,592

Unicredito Italiano SpA
3.015% due 05/21/2008		1,600	1,593

			9,981

REPURCHASE AGREEMENTS 0.7%

State Street Bank and Trust Co.
1.900% due 04/01/2008		520	520

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $535. Repurchase proceeds are $520.)

U.S. TREASURY BILLS 17.0%
0.701% due 04/17/2008 - 07/24/2008 (a)		12,850	12,806

Total Short-Term Instruments (Cost $23,333)			23,307

PURCHASED OPTIONS (f) 0.5%
(Cost $125)			362

Total Investments 169.3% (Cost $128,153)			$127,915

Written Options (g) (0.5%) (Premiums $216)			(378)

Other Assets and Liabilities (Net) (68.8%)			(51,989)

Net Assets (b) 100.0%			$75,548

See Accompanying Notes	Annual Report	March 31, 2008	29

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	As of March 31, 2008, derivative instruments with an aggregate depreciation of ($20) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $20,124 at a weighted average interest rate of 3.750%. On March 31, 2008, securities valued at $45,498 were pledged as collateral for reverse repurchase agreements.
(d)	Cash of $984 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl June Futures	Long	06/2008	1	$(3)
Euro-Schatz June Futures	Short	06/2008	5	4
U.S. Treasury 2-Year Note June Futures	Short	06/2008	19	0
U.S. Treasury 5-Year Note June Futures	Short	06/2008	108	(143)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	96	365
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	1	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	8	6
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	43	23
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	4	7
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	9	25
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	33	40

				$320

(e)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	$600	$(10)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	BCLY	500	(14)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	GSC	100	(7)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.050%	03/20/2013	GSC	100	(7)
GMAC LLC 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	BOA	1,000	(57)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	500	(3)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	RBS	100	(4)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	100	0
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	300	0
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	500	(2)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	CSFB	100	(1)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	300	(1)
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	DUB	300	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	LEH	100	0
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	500	(4)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	BCLY	100	(1)

						$(111)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	$500	$(44)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	1,000	7
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	400	4
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	200	(1)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	600	(1)

						$(35)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	1,900	$(7)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		100	1
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MLP		$800	19
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		2,300	10
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	CITI		1,800	40

30	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		$200	$2
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		400	(31)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		200	(1)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		100	1
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		300	0
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM	EUR	100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		600	(13)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	800	1
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	200	(1)
Pay	6-Month EUR-LIBOR	5.000%	12/19/2009	DUB		400	5
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		300	3
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		100	1
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		500	(4)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		100	(2)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		200	2
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	400	1
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		200	0
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		200	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		300	5
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		500	4
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		1,200	24
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		100	(1)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		100	(1)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	0
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		200	0
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		400	(24)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		100	(12)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	10,000	5
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		10,000	5
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	800	1
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	300	(4)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		200	(3)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		100	(1)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		100	(1)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		400	(7)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		300	(4)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		400	0

							$11

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	1,021,697	$3,022
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	13,600	40

						$3,062

(f)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$136.000	05/23/2008	16	$0	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	90.000	05/23/2008	102	1	2

				$1	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$3,700	$41	$62
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,000	17	207
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	5,500	50	71
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	1,500	16	18

							$124	$358

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 05/01/2038	$92.000	05/06/2008	$3,000	$0	$2

See Accompanying Notes	Annual Report	March 31, 2008	31

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

(g)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	30	$35	$64
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	8	10	9
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	30	43	7
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	4	3	2

				$91	$82

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,400	$35	$54
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	300	10	15
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,000	16	134
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,900	49	74
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	500	15	19

							$125	$296

(h)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Ginnie Mae	6.000%	04/01/2038	$900	$926	$929
U.S. Treasury Notes	2.000%	02/28/2010	200	201	202
U.S. Treasury Notes	2.125%	01/31/2010	100	101	102
U.S. Treasury Notes	2.875%	01/31/2013	3,800	3,847	3,909
U.S. Treasury Notes	3.125%	11/30/2009	500	512	519
U.S. Treasury Notes	3.250%	12/31/2009	300	308	311
U.S. Treasury Notes	4.250%	08/15/2013	200	216	220
U.S. Treasury Notes	4.500%	05/15/2017	500	529	553

				$6,640	$6,745

(2)	Market value includes $53 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	56	05/2008	$0	$0	$0
Buy	AUD	48	04/2008	0	0	0
Buy	BRL	11,858	07/2008	379	0	379
Sell		9,070	07/2008	170	0	170
Buy		902	12/2008	0	(1)	(1)
Sell		909	12/2008	11	0	11
Sell	EUR	313	04/2008	0	(6)	(6)
Sell	GBP	1,475	04/2008	1	(7)	(6)
Buy	IDR	441,000	05/2008	0	(3)	(3)
Buy	INR	4,798	05/2008	5	0	5
Sell	JPY	1,092	04/2008	0	0	0
Buy		49,831	05/2008	0	(13)	(13)
Sell		65,511	05/2008	2	(8)	(6)
Buy	KRW	18,498	05/2008	0	(1)	(1)
Buy		186,298	08/2008	0	(12)	(12)
Buy	KWD	4	05/2008	1	0	1
Buy	MXN	2,645	07/2008	8	0	8
Sell		1,327	07/2008	0	(2)	(2)
Buy	MYR	610	05/2008	9	0	9
Sell	NZD	29	04/2008	0	0	0
Buy	PHP	5,964	05/2008	12	0	12
Buy	PLN	659	07/2008	54	0	54
Sell		659	07/2008	0	(30)	(30)
Buy	RUB	3,508	07/2008	9	0	9
Sell		3,400	07/2008	0	(7)	(7)
Buy		5,696	11/2008	8	0	8
Sell		2,607	11/2008	0	(5)	(5)
Buy	SAR	56	05/2008	0	0	0
Buy	SEK	382	06/2008	2	0	2
Buy	SGD	287	05/2008	16	0	16
Buy		105	11/2008	2	0	2

				$689	$(95)	$594

32	PIMCO Funds	See Accompanying Notes

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 3.0%

Daimler Finance North America LLC
6.800% due 08/03/2012	$1,990	$1,655

Georgia-Pacific Corp.
4.446% due 12/20/2012	419	389
4.740% due 12/20/2012	3,233	3,003
4.835% due 12/20/2012	286	266

HCA, Inc.
4.946% due 11/16/2013	2,574	2,371

Total Bank Loan Obligations (Cost $8,374)		7,684

CORPORATE BONDS & NOTES 38.1%

BANKING & FINANCE 22.8%

American Express Bank FSB
6.000% due 09/13/2017	5,200	5,082

American Express Centurion Bank
6.000% due 09/13/2017	5,100	4,960

American Express Co.
6.150% due 08/28/2017	1,600	1,597

American International Group, Inc.
5.850% due 01/16/2018	3,000	2,952

Barclays Bank PLC
5.450% due 09/12/2012	4,500	4,616
6.050% due 12/04/2017 (f)	1,600	1,565
7.434% due 09/29/2049	1,000	906

Capital One Financial Corp.
6.750% due 09/15/2017	1,600	1,521

Citigroup Capital XXI
8.300% due 12/21/2057	1,500	1,482

Citigroup, Inc.
6.125% due 11/21/2017	5,000	5,005

Deutsche Bank AG
6.000% due 09/01/2017	3,900	4,071

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	300	234
7.250% due 10/25/2011	1,950	1,604
9.750% due 09/15/2010	400	357

General Electric Capital Corp.
2.931% due 03/12/2010 (f)	2,800	2,786
6.375% due 11/15/2067	200	196

GMAC LLC
6.625% due 05/15/2012	600	454
6.875% due 08/28/2012	2,200	1,674
7.000% due 02/01/2012	1,100	838

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	4,600	4,806

Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017	1,800	1,735

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	400	407

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	1,900	1,639

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,100	993

UBS AG
5.875% due 12/20/2017	2,600	2,664

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,885

		59,029

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 11.1%

Erac USA Finance Co.
6.375% due 10/15/2017	$7,500	$6,717

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,267

International Business Machines Corp.
5.700% due 09/14/2017 (f)	2,900	3,046

Kohl’s Corp.
6.250% due 12/15/2017	10,000	9,546

Kraft Foods, Inc.
6.125% due 02/01/2018	2,600	2,605
6.875% due 02/01/2038	300	296

Loews Corp.
5.250% due 03/15/2016	2,800	2,806

Nortel Networks Ltd.
10.125% due 07/15/2013	100	92

Williams Cos., Inc.
6.375% due 10/01/2010	200	206

Xerox Corp.
9.750% due 01/15/2009	1,100	1,143

		28,724

UTILITIES 4.2%

AT&T, Inc.
4.125% due 09/15/2009	500	503
5.500% due 02/01/2018	1,100	1,080
6.300% due 01/15/2038	500	485

BellSouth Corp.
5.200% due 09/15/2014	1,200	1,200

Embarq Corp.
6.738% due 06/01/2013	2,000	1,937

Enel Finance International S.A.
6.250% due 09/15/2017	5,400	5,614

		10,819

Total Corporate Bonds & Notes (Cost $100,377)		98,572

MUNICIPAL BONDS & NOTES 1.3%

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	400	391

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	2,265	1,910

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	617

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	100	96

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	286

Total Municipal Bonds & Notes (Cost $3,791)		3,300

COMMODITY INDEX-LINKED NOTES 0.8%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	2,000	1,987

Total Commodity Index-Linked Notes (Cost $2,000)		1,987

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 174.1%

Fannie Mae
2.719% due 03/25/2034 (f)	$25	$24
2.729% due 03/25/2036 (f)	2,475	2,449
2.849% due 06/25/2044	67	66
2.949% due 09/25/2042	779	772
3.785% due 08/01/2010 (f)	366	368
4.125% due 04/25/2024 (f)	201	208
4.196% due 11/01/2034 (f)	1,006	1,016
4.375% due 11/25/2023 (f)	249	248
4.500% due 06/01/2010	300	306
4.500% due 09/25/2020 (f)	4,705	4,752
4.512% due 08/01/2035 (f)	742	745
4.633% due 10/01/2035 (f)	888	891
4.642% due 07/01/2035 (f)	1,637	1,658
4.700% due 10/01/2035 (f)	730	746
4.722% due 10/01/2035 (f)	729	732
4.850% due 02/01/2034 (f)	756	763
4.899% due 09/01/2035 (f)	1,334	1,359
5.000% due 12/01/2018 - 12/01/2036 (f)	56,706	56,833
5.000% due 05/01/2038	24,000	23,704
5.159% due 03/01/2036 (f)	2,516	2,525
5.251% due 02/01/2036 (f)	5,734	5,738
5.261% due 08/01/2036 (f)	1,360	1,368
5.392% due 07/01/2032 (f)	51	52
5.500% due 01/01/2021 - 09/01/2037 (f)	75,203	76,217
5.500% due 04/01/2038	4,000	4,038
5.722% due 09/01/2044 - 10/01/2044 (f)	4,507	4,494
6.000% due 05/01/2034 - 12/01/2037 (f)	23,539	24,141
6.000% due 04/01/2038	35,000	35,859
6.228% due 02/01/2035 (f)	522	526
6.500% due 04/01/2038	4,200	4,350
6.847% due 09/01/2031	2	2
7.500% due 12/01/2014 (f)	235	245

Freddie Mac
3.018% due 10/15/2020 (f)	777	763
3.168% due 06/15/2031 (f)	1,532	1,481
3.218% due 11/15/2016 - 03/15/2017 (f)	7,186	7,185
3.500% due 01/15/2022 - 01/15/2023 (f)	1,430	1,430
4.000% due 11/01/2013 - 05/15/2016 (f)	5,009	5,041
4.361% due 09/01/2035 (f)	1,865	1,876
4.500% due 02/15/2017 - 09/15/2020 (f)	12,378	12,571
5.000% due 12/15/2015 - 09/01/2035 (f)	47,146	48,250
5.312% due 09/01/2035 (f)	2,259	2,295
5.500% due 03/15/2017 - 08/01/2037 (f)	17,355	17,555
5.500% due 08/15/2030 - 04/01/2038	93,005	93,921
5.722% due 10/25/2044	194	192

Ginnie Mae
3.218% due 03/16/2032 (f)	40	39
5.125% due 11/20/2024 (f)	103	103

Total U.S. Government Agencies (Cost $441,900)		449,897

U.S. TREASURY OBLIGATIONS 80.0%

Treasury Inflation Protected Securities (b)
2.375% due 04/15/2011	4,253	4,570
2.375% due 01/15/2027	1,256	1,370

U.S. Treasury Bonds
5.000% due 05/15/2037	12,800	14,326

See Accompanying Notes	Annual Report	March 31, 2008	33

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. Treasury Notes
3.625% due 10/31/2009	$180,600	$186,441

Total U.S. Treasury Obligations (Cost $206,289)		206,707

MORTGAGE-BACKED SECURITIES 14.5%

Banc of America Funding Corp.
6.142% due 01/20/2047	174	151

Banc of America Mortgage Securities, Inc.
3.049% due 01/25/2034	207	198
5.000% due 05/25/2034	210	193

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	2,620	2,509
4.550% due 08/25/2035	617	588
4.625% due 10/25/2035	3,374	3,197
4.750% due 10/25/2035	376	363

Bear Stearns Alt-A Trust
5.371% due 05/25/2035	468	405
5.706% due 09/25/2035	554	456

Bear Stearns Structured Products, Inc.
5.681% due 01/26/2036	547	463

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	682	647
4.700% due 12/25/2035	1,484	1,443

Countrywide Alternative Loan Trust
2.746% due 11/20/2035	86	81
2.746% due 03/20/2046	1,592	1,210
4.500% due 06/25/2035	431	427
5.484% due 06/25/2037	2,893	2,536

Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	332	263
2.919% due 03/25/2035	266	206

CS First Boston Mortgage Securities Corp.
4.962% due 06/25/2033	365	365

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 02/25/2037	1,583	1,484

Downey Savings & Loan Association Mortgage Loan Trust
2.819% due 08/19/2045	1,423	1,103
6.713% due 07/19/2044	128	115

First Horizon Alternative Mortgage Securities
6.216% due 03/25/2035	281	197

First Horizon Asset Securities, Inc.
5.370% due 08/25/2035	125	118

First Republic Mortgage Loan Trust
3.168% due 11/15/2031	113	105

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	195	192

GSR Mortgage Loan Trust
4.539% due 09/25/2035	500	471
5.500% due 11/25/2035	404	406

GSRPM Mortgage Loan Trust
3.299% due 01/25/2032	19	18

Harborview Mortgage Loan Trust
2.799% due 03/19/2037	1,348	1,017

Indymac Index Mortgage Loan Trust
2.699% due 01/25/2037	1,112	1,065
5.051% due 12/25/2034	70	64

JPMorgan Mortgage Trust
5.023% due 02/25/2035	469	427

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman XS Trust
2.679% due 07/25/2046	$865	$840

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	266	214

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	70	64
3.599% due 10/25/2035	92	79

Morgan Stanley Capital I
2.878% due 10/15/2020	1,049	976

Residential Accredit Loans, Inc.
2.809% due 04/25/2046	2,102	1,599
2.999% due 03/25/2033	159	138

Residential Asset Securitization Trust
2.999% due 05/25/2033	274	237

Structured Adjustable Rate Mortgage Loan Trust
5.726% due 01/25/2035	319	302

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	376	311
2.879% due 02/25/2036	827	648

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	2,037	1,932

WaMu Mortgage Pass-Through Certificates
2.909% due 01/25/2045	240	192
2.919% due 01/25/2045	231	185

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	702	659
4.329% due 07/25/2035	2,700	2,566
4.399% due 05/25/2035	382	363
4.500% due 11/25/2018	1,330	1,301
5.241% due 04/25/2036	2,531	2,503

Total Mortgage-Backed Securities (Cost $41,209)		37,592

ASSET-BACKED SECURITIES 2.9%

Aurum CLO 2002-1 Ltd.
4.688% due 04/15/2014	1,703	1,663

Bear Stearns Asset-Backed Securities Trust
2.799% due 09/25/2034	25	25
5.571% due 10/25/2036	1,955	1,926

Carrington Mortgage Loan Trust
2.664% due 07/25/2036	180	179

Countrywide Asset-Backed Certificates
2.649% due 12/25/2046	630	613
2.669% due 06/25/2036	49	49
2.669% due 08/25/2036	19	19
3.265% due 07/25/2036	20	20

GE-WMC Mortgage Securities LLC
2.639% due 08/25/2036	365	353

GSAMP Trust
2.669% due 01/25/2036	127	121
2.689% due 11/25/2035	157	145
2.889% due 03/25/2034	90	88

Lehman XS Trust
2.679% due 04/25/2046	463	457
2.679% due 08/25/2046	949	927

Long Beach Mortgage Loan Trust
2.879% due 10/25/2034	186	168

New Century Home Equity Loan Trust
2.669% due 08/25/2036	133	131

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Securities Corp.
4.900% due 04/25/2035		$762	$704

Total Asset-Backed Securities (Cost $7,767)			7,588

FOREIGN CURRENCY-DENOMINATED ISSUES 3.7%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,400	747

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,800	3,430

Republic of Germany
4.750% due 07/04/2034	EUR	3,100	5,033
5.500% due 01/04/2031		200	357

Total Foreign Currency-Denominated Issues (Cost $9,580)			9,567

		SHARES
PREFERRED STOCKS 0.1%

Fannie Mae
8.250% due 12/31/2049		13,000	316

Total Preferred Stocks (Cost $325)			316

EXCHANGE-TRADED FUNDS 4.8%

iShares MSCI EAFE Index Fund		172,236	12,384

Total Exchange-Traded Funds (Cost $10,076)			12,384

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.3%

COMMERCIAL PAPER 7.3%
Federal Home Loan Bank
1.500% due 04/01/2008		$18,700	18,700

REPURCHASE AGREEMENTS 0.6%

State Street Bank and Trust Co.
1.900% due 04/01/2008		1,661	1,661

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $1,697. Repurchase proceeds are $1,661.)

U.S. TREASURY BILLS 7.4%
1.139% due 05/29/2008 - 06/12/2008 (a)(c)(d)(g)		19,190	19,093

Total Short-Term Instruments (Cost $39,510)			39,454

PURCHASED OPTIONS (i) 2.6%
(Cost $4,471)			6,650

Total Investments 341.2% (Cost $875,669)			$881,698

Written Options (j) (1.6%) (Premiums $3,238)			(4,175)

Other Assets and Liabilities (Net) (239.6%)			(619,116)

Net Assets (e) 100.0%			$258,407

34	PIMCO Funds	See Accompanying Notes

March 31, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $9,706 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	Securities with an aggregate market value of $1,760 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $3,650 and derivative instruments with an aggregate depreciation of ($1,204) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $174,578 at a weighted average interest rate of 4.085%. On March 31, 2008, securities valued at $293,333 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $169 and cash of $10,105 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2009	39	$215
90-Day Eurodollar March Futures	Short	03/2009	88	(441)
90-Day Eurodollar September Futures	Short	09/2008	44	(35)
Euro-Bobl June Futures	Short	06/2008	144	275
Euro-Bobl June Futures Call Options Strike @ EUR 122.000	Long	06/2008	185	0
Euro-Bund 10-Year Bond June Futures	Long	06/2008	55	(69)
Euro-Schatz June Futures	Short	06/2008	467	514
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	467	0
Japan Government 10-Year Bond June Futures	Long	06/2008	1	21
U.S. Treasury 2-Year Note June Futures	Short	06/2008	907	(130)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	981	(1,206)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	232	695
U.S. Treasury 30-Year Bond June Futures	Long	06/2008	125	(59)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	256	398
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	671	368
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	211	821
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	103	230
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	153	85
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	139	356
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	41	(168)

				$1,870

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%	)	06/20/2017	RBS	$1,900	$70
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH	1,200	20
Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%	)	12/20/2012	BOA	2,700	56
Erac USA Finance Co, 6.375% due 10/15/2017	Buy	(0.800%	)	12/20/2017	GSC	7,500	1,263
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%		09/20/2012	CITI	700	(14)
Goodrich Corp. 6.290% due 07/01/2016	Buy	(0.510%	)	09/20/2016	DUB	2,200	5
Hungary Government International Bond 4.750% due 02/03/2015	Buy	(1.660%	)	03/20/2013	MSC	2,600	10
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	DUB	2,600	(12)
Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.680%	)	12/20/2017	RBS	10,000	825
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	BEAR	2,800	76
Limited Brands, Inc. 6.125% due 12/01/2012	Buy	(1.030%	)	06/20/2017	GSC	5,000	773
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.950%		09/20/2012	CITI	700	(49)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.190%		09/20/2008	BOA	2,400	(22)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	BCLY	500	(2)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	BCLY	2,800	0
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.280%		06/20/2017	DUB	1,000	(63)
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	MSC	100	0
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%	)	10/20/2010	LEH	100	(1)
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.630%	)	03/20/2013	MSC	2,600	41
Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	GSC	5,000	253
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.960%	)	06/20/2017	UBS	800	46

							$3,275

See Accompanying Notes	Annual Report	March 31, 2008	35

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$5,200	$280
Dow Jones CDX N.A. EM8 Index	Buy	(1.750%	)	12/20/2012	BCLY	3,900	(22)
Dow Jones CDX N.A. HV9 Index	Sell	1.400%		12/20/2012	CSFB	3,500	(227)
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	LEH	1,485	114
Dow Jones CDX N.A. HY8 Index	Sell	0.483%		06/20/2012	BCLY	3,800	(161)
Dow Jones CDX N.A. IG5 Index	Buy	(0.143%	)	12/20/2012	MSC	7,800	821
Dow Jones CDX N.A. IG5 Index	Sell	0.463%		12/20/2015	MSC	5,600	(837)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	3,000	(28)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	JPM	1,000	(33)
Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	BEAR	2,200	1,328
Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	DUB	750	(402)
Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	MLP	700	(373)
Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	UBS	750	(401)
Home Equity Index AAA Rating 2006-2	Sell	0.110%		05/25/2046	GSC	1,000	78

							$137

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	7,400	$(5)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	LEH		9,800	(5)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$126,600	2,179
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		20,500	505
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MLP		46,700	1,093
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		49,200	386
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		12,400	559
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		28,900	1,402
Receive	3-Month USD-LIBOR	5.000%	03/18/2014	CITI		8,200	(460)
Receive	3-Month USD-LIBOR	5.000%	03/18/2014	JPM		11,300	(622)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		39,800	(2,335)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		44,800	(2,293)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	BCLY		4,800	(196)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	MLP		1,600	(54)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		30,400	(1,250)
Receive	3-Month USD-LIBOR	5.000%	06/18/2028	CITI		4,100	(282)
Receive	3-Month USD-LIBOR	5.000%	06/18/2028	DUB		7,700	(251)
Receive	3-Month USD-LIBOR	5.000%	06/18/2028	MLP		1,200	(84)
Receive	3-Month USD-LIBOR	5.000%	06/18/2028	RBS		1,300	(93)
Pay	3-Month USD-LIBOR	5.000%	12/15/2035	DUB		9,600	(24)
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		5,200	439
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS	EUR	500	(11)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		200	(5)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		600	(14)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB	AUD	30,600	(244)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		15,800	(106)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM	EUR	9,210	82
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		42,300	251
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		5,890	52
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		12,600	(155)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	BCLY		1,900	0
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		1,000	2
Receive	6-Month EUR-LIBOR	5.000%	07/11/2037	CITI		2,000	(201)
Receive	6-Month EUR-LIBOR	4.750%	09/19/2038	GSC		3,100	66
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	DUB	GBP	12,800	166
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY		18,000	(371)
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		50,000	(1,034)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		4,600	178
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,500	60
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	LEH		2,800	119
Receive	6-Month GBP-LIBOR	5.000%	09/20/2017	DUB		1,100	(79)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		3,500	14
Receive	6-Month JPY-LIBOR	1.500%	06/20/2015	MSC	JPY	110,000	(22)
Pay	28-Day Mexico Interbank TIIE Banxico	8.860%	09/12/2016	CITI	MXN	6,700	42
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MLP		5,500	8
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$4,000	(143)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MLP	BRL	10,600	(28)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		13,300	(588)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		19,500	(444)

							$(3,796)

36	PIMCO Funds	See Accompanying Notes

March 31, 2008

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.200%	04/14/2008	BCLY	883,868	$1,311
Pay	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.200%	04/14/2008	BCLY	629,264	(764)
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	2,428	3
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	04/14/2008	MLP	3,087,175	4,594

						$5,144

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$112.000	05/23/2008	807	$15	$13
Call - CBOT U.S. Treasury 2-Year Note June Futures	113.000	05/23/2008	100	2	2
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	1,182	22	9
Call - CBOT U.S. Treasury 5-Year Note June Futures	134.000	05/23/2008	46	0	0
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/23/2008	653	12	10
Call - CBOT U.S. Treasury 10-Year Note June Futures	145.000	05/23/2008	97	1	2
Call - CBOT U.S. Treasury 30-Year Bond June Futures	140.000	04/25/2008	438	8	7
Put - CBOT U.S. Treasury 10-Year Note June Futures	81.000	05/23/2008	26	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	90.000	05/23/2008	142	1	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	247	4	4
Put - CBOT U.S. Treasury 30-Year Bond June Futures	86.000	05/23/2008	417	4	6
Put - CBOT U.S. Treasury 30-Year Bond June Futures	90.000	05/23/2008	128	2	2

				$71	$57

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR 50,100	$260	$514
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$ 5,800	56	97
Call - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	12/19/2008	13,300	277	410
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	169,300	1,495	2,194
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	8,500	82	129
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	77,300	801	1,051

							$2,971	$4,395

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Euro versus U.S. dollar	$ 1.355	05/21/2008	EUR 3,100	$94	$2
Put - OTC Euro versus U.S. dollar	1.362	05/21/2008	2,000	61	1
Call - OTC Euro versus U.S. dollar	1.375	05/21/2010	2,800	136	502
Put - OTC Euro versus U.S. dollar	1.375	05/21/2010	2,800	136	94
Call - OTC Euro versus U.S. dollar	1.375	06/03/2010	1,400	67	251
Put - OTC Euro versus U.S. dollar	1.375	06/03/2010	1,400	67	47
Call - OTC Euro versus Japanese yen	JPY 148.400	06/03/2010	1,000	56	100
Put - OTC Euro versus Japanese yen	148.400	06/03/2010	1,000	56	115
Call - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010	$ 3,100	139	62
Put - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010	3,100	126	289
Call - OTC U.S. dollar versus Japanese yen	105.200	03/31/2010	1,200	51	20
Put - OTC U.S. dollar versus Japanese yen	105.200	03/31/2010	1,200	50	122
Call - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	4,000	168	63
Put - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	4,000	168	413

				$1,375	$2,081

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 2.000% due 02/15/2010	$103.250	06/20/2008	$21,000	$3	$0
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/15/2009	103.875	04/07/2008	100,000	16	2
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/15/2009	104.125	04/08/2008	41,000	6	0
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/15/2009	104.750	04/08/2008	51,000	4	0
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/15/2009	104.750	06/20/2008	27,000	3	0
Put - OTC Fannie Mae 5.000% due 04/01/2038	80.000	04/07/2008	40,000	5	0
Put - OTC Fannie Mae 5.500% due 04/01/2023	87.500	04/10/2008	15,000	2	0
Put - OTC Fannie Mae 6.000% due 06/01/2038	92.188	06/05/2008	35,000	4	83
Put - OTC Fannie Mae 6.500% due 04/01/2038	95.000	04/07/2008	4,200	0	0
Put - OTC Freddie Mac 5.500% due 05/01/2038	86.000	05/06/2008	82,000	10	17
Put - OTC Freddie Mac 5.500% due 06/01/2038	90.000	06/05/2008	11,000	1	15

				$54	$117

See Accompanying Notes	Annual Report	March 31, 2008	37

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

(j)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$114.000	05/23/2008	84	$69	$18

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR	16,200	$ 239	$ 408
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		$2,500	55	97
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		22,200	267	77
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		22,200	279	77
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008		56,400	1,415	2,211
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009		3,700	82	120
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		33,600	806	1,156

								$ 3,143	$ 4,146

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/20/2008	$700	$13	$11
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.830%	09/20/2008	700	13	0

							$26	$11

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	04/01/2038	$36,700	$36,262	$37,050
U.S. Treasury Notes	2.000%	02/28/2010	24,600	24,826	24,849
U.S. Treasury Notes	3.625%	10/31/2009	197,000	203,011	206,844
U.S. Treasury Notes	4.125%	08/31/2012	4,600	4,842	4,959
U.S. Treasury Notes	4.250%	11/15/2017	9,700	10,341	10,538
U.S. Treasury Notes	4.500%	05/15/2017	23,300	25,034	25,794
U.S. Treasury Notes	4.750%	05/15/2014	300	334	344
U.S. Treasury Notes	4.750%	08/15/2017	32,300	35,027	35,984

				$339,677	$346,362

(3)	Market value includes $4,424 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	17,927	04/2008	$0	$(101)	$(101)
Buy	BRL	1,638	07/2008	46	0	46
Sell		13,932	07/2008	135	(124)	11
Buy		42,843	12/2008	426	0	426
Sell		29,014	12/2008	246	(53)	192
Sell	CAD	83	04/2008	3	0	3
Buy	CHF	3,951	06/2008	66	(7)	60
Sell		22,090	06/2008	0	(996)	(996)
Buy	CLP	8,500	12/2008	2	0	2
Buy	CNY	39,344	07/2008	352	0	352
Sell		39,344	07/2008	0	(223)	(223)
Buy		35,304	10/2008	207	0	207
Sell		35,304	10/2008	0	(254)	(254)
Sell	DKK	12,414	06/2008	0	(96)	(96)
Buy	EUR	56	04/2008	0	0	0
Sell		64,372	04/2008	0	(1,212)	(1,212)
Buy	GBP	4,604	04/2008	9	(81)	(72)
Sell		37,922	04/2008	0	(198)	(198)
Buy	HKD	10,162	05/2008	0	0	0
Sell		54,054	05/2008	0	(1)	(1)

38	PIMCO Funds	See Accompanying Notes

March 31, 2008

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JPY	406,000	05/2008	$1	$(24)	$(23)
Sell		5,951,908	05/2008	10	(1,240)	(1,230)
Buy	KRW	4,688,113	08/2008	0	(267)	(267)
Sell		2,980,640	08/2008	117	0	117
Buy	MXN	56,073	07/2008	178	0	178
Sell		36,129	07/2008	0	(48)	(48)
Buy	MYR	5,401	05/2008	52	0	52
Sell		405	05/2008	0	0	0
Buy		1,682	08/2008	29	0	29
Sell		3,876	08/2008	0	(9)	(9)
Buy	NOK	1,400	06/2008	0	0	0
Sell		15,623	06/2008	0	(58)	(58)
Buy	NZD	290	04/2008	0	0	0
Sell		1,055	04/2008	15	0	15
Buy	PLN	5,262	07/2008	428	0	428
Sell		2,741	07/2008	0	(120)	(120)
Buy	RUB	108,382	07/2008	275	0	275
Sell		90,195	07/2008	0	(182)	(182)
Buy		69,176	11/2008	92	0	92
Sell		20,104	11/2008	0	(37)	(37)
Buy	SEK	6,500	06/2008	9	0	9
Sell		44,815	06/2008	0	(260)	(260)
Buy	SGD	1,109	05/2008	8	0	8
Sell		5,224	05/2008	0	(107)	(107)

				$2,706	$(5,698)	$(2,992)

See Accompanying Notes	Annual Report	March 31, 2008	39

Schedule of Investments   RealEstateRealReturn Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.7%

American Express Bank FSB
6.000% due 09/13/2017	$300	$293

American Express Centurion Bank
6.000% due 09/13/2017	300	292

American Express Co.
7.000% due 03/19/2018	670	705
8.150% due 03/19/2038	190	211

American International Group, Inc.
5.850% due 01/16/2018	200	197

Atlantic & Western Re Ltd.
10.979% due 01/09/2009	700	705

Barclays Bank PLC
5.450% due 09/12/2012	800	821
6.050% due 12/04/2017	300	293
7.434% due 09/29/2049	100	91

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	300	301

BellSouth Corp.
4.240% due 04/26/2021	800	800

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	93

Canadian Natural Resources Ltd.
6.000% due 08/15/2016	100	104

Capital One Financial Corp.
6.750% due 09/15/2017	300	285

Citigroup Funding, Inc.
2.599% due 04/23/2009	900	889

Citigroup, Inc.
2.701% due 12/28/2009	800	784
3.291% due 01/30/2009	500	496

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,546

EchoStar DBS Corp.
7.000% due 10/01/2013	600	568

Embarq Corp.
7.082% due 06/01/2016	100	95

GATX Financial Corp.
5.800% due 03/01/2016	1,000	995

General Electric Capital Corp.
2.941% due 12/12/2008	500	501

Goldman Sachs Group, Inc.
6.750% due 10/01/2037	1,000	933

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014	100	99

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (j)	300	273

NGPL Pipe Co. LLC
6.514% due 12/15/2012	500	520

Rabobank Nederland
4.278% due 01/15/2009	400	400

Residential Reinsurance 2007 Ltd.
10.326% due 06/07/2010	400	407

Rockies Express Pipeline LLC
4.250% due 08/20/2009	600	600

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	300	271

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	400	400

UnitedHealth Group, Inc.
6.875% due 02/15/2038	500	479

Vita Capital III Ltd.
5.822% due 01/01/2012	300	290

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Bank N.A.
3.146% due 12/02/2010	$800	$764

Wells Fargo & Co.
4.375% due 01/31/2013	200	199

Total Corporate Bonds & Notes (Cost $17,771)		17,700

MUNICIPAL BONDS & NOTES 0.3%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	190

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	88

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	490
6.125% due 06/01/2032	400	382

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	95

Total Municipal Bonds & Notes (Cost $1,186)		1,245

U.S. GOVERNMENT AGENCIES 37.7%

Fannie Mae
5.000% due 08/01/2035 - 02/01/2037	2,516	2,493
5.500% due 03/01/2034 - 04/01/2038	58,999	59,599
5.722% due 09/01/2044 - 10/01/2044	163	163
6.000% due 08/01/2036 - 04/01/2038	53,801	55,141

Freddie Mac
4.500% due 05/15/2017	58	59
5.000% due 09/01/2035	174	172
5.500% due 12/01/2036 - 02/01/2038	46,070	46,573
6.000% due 01/01/2037 - 12/01/2037	12,125	12,447
6.681% due 10/01/2036	1,407	1,436
6.701% due 09/01/2036	1,252	1,284
6.745% due 07/01/2036	1,098	1,126

Total U.S. Government Agencies (Cost $177,920)		180,493

U.S. TREASURY OBLIGATIONS 103.1%

Treasury Inflation Protected Securities (b)
1.625% due 01/15/2015	2,561	2,714
1.750% due 01/15/2028	8,883	8,800
1.875% due 07/15/2013	11,577	12,485
1.875% due 07/15/2015	12,462	13,439
2.000% due 01/15/2014	34,837	37,705
2.000% due 01/15/2026	27,760	28,591
2.375% due 04/15/2011	42,212	45,355
2.375% due 01/15/2017	2,003	2,233
2.375% due 01/15/2025	37,200	40,449
2.375% due 01/15/2027	18,616	20,305
2.500% due 07/15/2016	20,664	23,248
2.625% due 07/15/2017	62,959	71,675
3.000% due 07/15/2012	41,906	46,961
3.375% due 04/15/2032	9,274	12,178
3.625% due 04/15/2028	84,159	109,038
3.875% due 04/15/2029	9,572	12,932
4.250% due 01/15/2010	5,058	5,488

Total U.S. Treasury Obligations (Cost $493,054)		493,596

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 1.3%

American Home Mortgage Assets Trust
5.246% due 11/25/2046		$1,441	$1,148

BCAP LLC Trust
2.769% due 01/25/2037		657	464

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		414	396
4.550% due 08/25/2035		237	227
4.862% due 01/25/2035		911	883

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		151	144
4.748% due 08/25/2035		104	104
4.900% due 12/25/2035		60	57

Countrywide Home Loan Mortgage Pass-Through Trust
2.939% due 06/25/2035		497	438

GSR Mortgage Loan Trust
4.539% due 09/25/2035		1,214	1,144

Lehman XS Trust
2.679% due 07/25/2046		68	66

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		520	489

Residential Accredit Loans, Inc.
2.779% due 06/25/2046		707	578

Total Mortgage-Backed Securities (Cost $6,159)			6,138

FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%

Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	217	279

France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,876	3,167

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	300	572

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)	EUR	554	901

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	151,050	1,489
1.100% due 12/10/2016		110,220	1,104
1.200% due 06/10/2017		272,700	2,737

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	100	141

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,071

Total Foreign Currency-Denominated Issues (Cost $9,981)			11,461

SHORT-TERM INSTRUMENTS 40.7%

CERTIFICATES OF DEPOSIT 0.4%

Abbey National Treasury Services PLC
3.069% due 07/02/2008		$1,700	1,695

COMMERCIAL PAPER 21.7%

Bank of America Corp.
2.950% due 04/07/2008		10,200	10,195

Calyon Financial, Inc.
3.000% due 04/04/2008		9,600	9,598

Federal Home Loan Bank
1.500% due 04/01/2008		10,200	10,200

ING Funding LLC
2.980% due 04/04/2008		9,900	9,898

Intesa Funding LLC
2.760% due 06/16/2008		10,900	10,836

40	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lloyds TSB Bank PLC
2.950% due 04/08/2008	$10,200	$10,194

Nordea N.A., Inc.
2.950% due 04/09/2008	1,400	1,399
2.980% due 04/08/2008	9,900	9,894

Rabobank USA Financial Corp.
3.000% due 04/08/2008	9,900	9,894

Societe General N.A.
2.770% due 06/16/2008	10,900	10,836

UBS Finance Delaware LLC
2.940% due 06/06/2008	1,500	1,492
3.020% due 04/04/2008	9,600	9,598

		104,034

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.6%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	$3,000	$3,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $3,075. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
1.900% due 04/01/2008	121	121
(Dated 03/31/2008. Collateralized by Fannie Mae 4.250% due 05/15/2009 valued at $125. Repurchase proceeds are $121.)

		3,121

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 18.0%
0.886% due 04/17/2008 - 07/24/2008 (a)(c)(d)	$86,410	$86,032

Total Short-Term Instruments (Cost $195,098)		194,882

PURCHASED OPTIONS (h) 0.2%
(Cost $312)		755

Total Investments 189.4% (Cost $901,481)		$906,270

Written Options (i) (0.4%) (Premiums $1,343)		(1,799)

Other Assets and Liabilities (Net) (89.0%)		(425,949)

Net Assets (e) 100.0%		$478,522

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $746 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	Securities with an aggregate market value of $7,021 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(e)	As of March 31, 2008, derivative instruments with an aggregate depreciation of ($325) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Cash of $5,700 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	30	$6
90-Day Euribor June Futures	Long	06/2008	112	(77)
90-Day Euribor June Futures	Long	06/2009	30	2
90-Day Euribor March Futures	Long	03/2009	30	4
90-Day Euribor September Futures	Short	09/2008	12	(1)
90-Day Euribor September Futures	Long	09/2009	30	6
90-Day Eurodollar December Futures	Short	12/2008	42	(280)
90-Day Eurodollar December Futures	Long	12/2009	145	375
90-Day Eurodollar June Futures	Long	06/2009	142	544
90-Day Eurodollar September Futures	Long	09/2009	133	424
Euro-Bund 10-Year Bond June Futures	Short	06/2008	40	36
Japan Government 10-Year Bond June Futures	Short	06/2008	1	(16)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	167	75
U.S. Treasury 5-Year Note June Futures	Long	06/2008	421	(19)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	520	279
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	343	(64)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	84	11
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	59	35
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	8	11
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	6	7
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	17	14

				$1,372

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	CITI	$100	$(5)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	JPM	100	(5)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%	)	12/20/2012	GSC	100	0
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%	)	09/20/2012	JPM	300	26
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	CSFB	100	(5)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	CSFB	300	(15)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	LEH	200	(8)
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.248%	)	03/20/2018	MSC	2,500	(13)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	MSC	100	(17)

See Accompanying Notes	Annual Report	March 31, 2008	41

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	JPM	$100	$(16)
GATX Financial Corp. 5.800% due 03/01/2016	Buy	(1.070%	)	03/20/2016	CITI	1,000	14
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	CITI	100	20
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	GSC	200	(49)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	BOA	700	(118)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	BOA	100	(15)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	CSFB	100	(3)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	BEAR	100	(3)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	BNP	100	4
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	RBS	100	(9)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	JPM	100	(9)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	CITI	200	(78)

							$(304)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$1,630	$91
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BEAR	1,485	102
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BOA	495	39
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	DUB	396	23
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	LEH	495	30
Dow Jones CDX N.A. HY9 Index	Buy	(3.750%	)	12/20/2012	BEAR	198	16
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	800	(84)
Dow Jones CDX N.A. HY9 Index	Sell	6.450%		12/20/2012	JPM	300	8
Dow Jones CDX N.A. HY9 Index	Sell	6.510%		12/20/2012	MLP	100	2
Dow Jones CDX N.A. HY9 Index	Sell	6.570%		12/20/2012	MSC	400	8
Dow Jones CDX N.A. HY9 Index	Sell	6.690%		12/20/2012	MLP	200	5
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	LEH	1,200	31
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MLP	1,900	80
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MSC	600	25
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	DUB	1,200	5
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	3,500	24
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	900	32
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BOA	600	23
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	MSC	5,900	137

							$597

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS	AUD	35,100	$126
Receive	3-Month Canadian Bank Bill	5.000%	06/20/2012	BOA	CAD	700	(12)
Pay	3-Month Canadian Bank Bill	5.500%	06/20/2017	BOA		500	4
Pay	3-Month USD-LIBOR	5.000%	06/21/2008	CITI		$300	4
Pay	3-Month USD-LIBOR	5.000%	06/21/2008	GSC		1,000	5
Pay	3-Month USD-LIBOR	5.000%	06/21/2008	UBS		10,700	57
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		3,400	38
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	UBS		7,600	227
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		75,900	(483)
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		10,000	436
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		1,800	66
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		1,200	53
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		10,300	492
Receive	3-Month USD-LIBOR	5.000%	06/21/2013	BCLY		4,300	(352)
Receive	3-Month USD-LIBOR	5.000%	06/21/2013	MSC		9,500	(722)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		5,900	(392)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		14,500	(343)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	5,600	36
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		1,400	18
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,500	13
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		500	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		400	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		800	(19)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.138%	01/19/2016	BCLY		2,000	(11)

42	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS	EUR	500	$1
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		500	2
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	1,600	(4)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		2,400	(7)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		900	(13)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		1,900	(26)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		8,300	(48)
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		200	4
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		300	7
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		1,900	(7)
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC	EUR	4,100	223
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		1,000	(1)
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		161	3
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	4,000	(12)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY		11,400	92
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,600	48
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		700	(6)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		3,800	(8)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBS		7,200	(31)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		300	(25)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		900	71
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		1,100	125
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	500,000	13
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		110,000	(31)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	DUB		30,000	(8)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		30,000	(8)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		70,000	(23)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI	MXN	7,300	13
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		2,300	5
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MLP		1,200	3
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		2,000	6
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	2,000	(12)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		1,700	(51)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		3,200	(114)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		1,900	(48)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		2,300	(19)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		5,100	(16)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		1,500	(7)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	500	1
Pay	U.S. CPI Urban Consumers NSA Index	2.970%	03/05/2018	GSC		$1,000	16
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY	GBP	800	(13)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		1,000	(18)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		500	(16)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		100	(5)

							$(730)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR less 0.200%	11/30/2008	BCLY	12,107	$2,965
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR less 0.350%	11/30/2008	BCLY	10,144	3,080
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.300%	02/27/2009	BEAR	14,434	4,353
Pay	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.300%	02/27/2009	BEAR	5,000	(1,505)
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR	01/31/2009	CSFB	40,938	11,881
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR less 0.400%	02/27/2009	MLP	21,537	6,539

						$27,313

(h)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	05/23/2008	167	$11	$2
Put - CBOT U.S. Treasury 5-Year Note June Futures	96.000	05/23/2008	29	0	0
Put - CBOT U.S. Treasury 5-Year Note June Futures	97.000	05/23/2008	384	4	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	92.000	05/23/2008	376	7	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	100.000	05/23/2008	357	6	6
Call - CBOT U.S. Treasury 30-Year Bond June Futures	143.000	05/23/2008	80	1	1
Call - CBOT U.S. Treasury 30-Year Bond June Futures	146.000	05/23/2008	307	6	5

				$35	$23

See Accompanying Notes	Annual Report	March 31, 2008	43

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar	$ 1.392	07/08/2010	EUR 700	$ 37	$ 116
Put - OTC Euro versus U.S. dollar	1.392	07/08/2010	700	37	27
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$ 2,900	77	5
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	2,900	76	556
Call - OTC U.S. dollar versus Japanese yen	111.000	12/01/2008	1,000	18	2

				$ 245	$ 706

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2038	$84.500	06/05/2008	$3,400	$0	$2
Put - OTC Fannie Mae 5.500% due 06/01/2038	86.375	06/05/2008	32,300	4	23
Put -OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	102.000	04/07/2008	20,000	1	0
Put -OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	90.000	04/07/2008	25,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	95.500	04/17/2008	20,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	82.000	06/26/2008	6,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	103.000	04/07/2008	50,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	91.500	04/10/2008	30,000	7	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	113.000	04/07/2008	60,000	5	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	98.000	06/26/2008	12,000	3	1

				$32	$26

(i)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call -CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/23/2008	101	$126	$279
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.000	05/23/2008	256	323	544
Call - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/23/2008	20	24	32
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	35	40	30
Call - CBOT U.S. Treasury 30-Year Bond June Futures	122.000	05/23/2008	26	41	30
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/23/2008	31	33	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/23/2008	101	115	14
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	225	217	49

				$919	$981

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$1,000	$27	$90
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	1,000	27	6
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	300	14	49
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	300	11	2
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	400	17	65
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	400	17	2
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	64
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	24
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	600	21	98
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	600	30	4
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	27	64
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	31	64
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	2,000	69	48

							$355	$580

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$900	$11	$2
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	900	41	172
Put - OTC U.S. dollar versus Japanese yen	100.000	12/01/2008	1,000	17	64

				$69	$238

44	PIMCO Funds	See Accompanying Notes

March 31, 2008

(j)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	$298	$273	0.06%

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2038	$1,700	$1,626	$1,683
Fannie Mae	6.000%	04/01/2038	14,200	14,322	14,548
Freddie Mac	5.000%	04/01/2038	400	384	396
Freddie Mac	5.500%	04/01/2038	42,000	42,315	42,413
Treasury Inflation Protected Securities	2.000%	04/15/2012	38,368	40,747	41,324
U.S. Treasury Bonds	4.750%	02/15/2037	600	628	651
U.S. Treasury Notes	3.500%	02/15/2018	10,960	10,855	11,083
U.S. Treasury Notes	4.125%	08/31/2012	800	842	862
U.S. Treasury Notes	4.250%	11/15/2013	8,200	8,677	9,093
U.S. Treasury Notes	4.250%	08/15/2014	100	106	110
U.S. Treasury Notes	4.750%	08/15/2017	1,200	1,298	1,337
U.S. Treasury Notes	5.125%	05/15/2016	5,100	5,758	5,930

				$127,558	$129,430

(2)	Market value includes $346 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	10,302	07/2008	$311	$0	$311
Sell		250	07/2008	2	0	2
Buy		134	12/2008	0	0	0
Sell		403	12/2008	3	0	3
Sell	CAD	197	04/2008	6	0	6
Sell	CHF	181	06/2008	0	(9)	(9)
Sell	EUR	2,734	04/2008	0	(53)	(53)
Sell	GBP	2,768	04/2008	1	(14)	(13)
Sell	JPY	648,233	05/2008	0	(140)	(140)
Buy	KRW	1,687,855	05/2008	0	(88)	(88)
Buy		121,851	08/2008	0	(5)	(5)
Buy	MXN	32,673	07/2008	107	0	107
Sell		27,569	07/2008	0	(45)	(45)
Buy	MYR	1,605	05/2008	10	(2)	8
Buy		358	08/2008	1	0	1
Buy	PHP	16,477	08/2008	0	(15)	(15)
Buy	PLN	2,270	07/2008	185	0	185
Buy	RUB	27,910	11/2008	35	0	35
Sell		6,605	11/2008	0	(12)	(12)
Buy	SGD	4,647	05/2008	85	0	85
Buy		36	11/2008	1	0	1

				$747	$(383)	$364

See Accompanying Notes	Annual Report	March 31, 2008	45

Schedule of Investments   Small Cap StocksPLUS® TR Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 29.9%

BANKING & FINANCE 23.9%

Allstate Corp.
6.125% due 05/15/2037	$200	$185

American Express Credit Corp.
3.179% due 03/02/2009	30	30

American General Finance Corp.
6.900% due 12/15/2017	100	98

American International Group, Inc.
5.850% due 01/16/2018	100	98

ANZ National International Ltd.
3.168% due 08/07/2009	20	20

Bank of America Corp.
8.000% due 12/29/2049	500	502

Barclays Bank PLC
5.450% due 09/12/2012	400	410
6.050% due 12/04/2017 (d)	100	98

Bear Stearns Cos., Inc.
3.190% due 05/18/2010	200	186

BNP Paribas
5.186% due 06/29/2049	130	109

Caterpillar Financial Services Corp.
4.850% due 12/07/2012	100	102

Citigroup Capital XXI
8.300% due 12/21/2057	100	99

Citigroup Global Markets Holdings, Inc.
3.359% due 08/03/2009	20	20

Citigroup, Inc.
5.850% due 07/02/2013	100	102

Commonwealth Bank of Australia
6.024% due 03/29/2049	100	86

Credit Agricole S.A.
3.090% due 05/28/2009	100	100

Credit Suisse USA, Inc.
3.265% due 08/15/2010	100	97

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	900	890
7.250% due 10/25/2011	100	82

General Electric Capital Corp.
6.375% due 11/15/2067	200	196

Goldman Sachs Group, Inc.
5.625% due 01/15/2017	10	10
5.950% due 01/18/2018	100	99
6.150% due 04/01/2018 (a)	100	100
6.250% due 09/01/2017	100	101

International Lease Finance Corp.
3.312% due 05/24/2010	20	19

John Deere Capital Corp.
4.308% due 07/15/2008	30	30

JPMorgan Chase & Co.
2.656% due 06/26/2009	80	79
6.000% due 01/15/2018	30	31

Keycorp
2.706% due 05/26/2009	400	399

Lehman Brothers Holdings, Inc.
2.728% due 11/24/2008	10	10
2.788% due 04/03/2009	30	29
5.625% due 01/24/2013	200	195

Merrill Lynch & Co., Inc.
2.928% due 06/16/2008	10	10

Morgan Stanley
3.361% due 04/25/2008	30	30
6.250% due 08/28/2017	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rabobank Capital Funding Trust
5.254% due 12/29/2049	$100	$83

RBS Capital Trust III
5.512% due 09/29/2049	300	247

Residential Capital LLC
6.178% due 05/22/2009	100	57

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	100	85

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	90

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	84

Wachovia Corp.
7.980% due 02/28/2049	1,100	1,084

Wells Fargo & Co.
5.625% due 12/11/2017	100	103

		6,585

INDUSTRIALS 5.3%

Amgen, Inc.
3.170% due 11/28/2008	100	100

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	92

Citigroup Global Markets Deutschland
AG for OAO Gazprom
10.500% due 10/21/2009	100	109

Daimler Finance North America LLC
3.218% due 03/13/2009	10	10
3.298% due 03/13/2009	100	99
3.769% due 10/31/2008	100	100

Diageo Capital PLC
3.196% due 11/10/2008	20	20

EchoStar DBS Corp.
5.750% due 10/01/2008	100	100

International Business Machines Corp.
5.700% due 09/14/2017 (d)	400	420

Kimberly-Clark Corp.
3.344% due 07/30/2010	100	99

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	100	99

Kraft Foods, Inc.
6.125% due 02/01/2018	100	100

Union Pacific Corp.
5.700% due 08/15/2018	100	100

		1,448

UTILITIES 0.7%

Dominion Resources, Inc.
3.248% due 11/14/2008 (d)	40	40

Ohio Power Co.
4.826% due 04/05/2010	100	97

Verizon Communications, Inc.
2.748% due 04/03/2009	50	50

		187

Total Corporate Bonds & Notes (Cost $8,472)		8,220

MUNICIPAL BONDS & NOTES 1.3%

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	300	265

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	$100	$101

Total Municipal Bonds & Notes (Cost $367)		366

U.S. GOVERNMENT AGENCIES 80.5%

Fannie Mae
5.000% due 02/25/2017 (d)	26	26
5.500% due 03/01/2037 - 10/01/2037 (d)	1,904	1,924
5.500% due 04/01/2037	25	26
6.000% due 08/01/2027 - 01/01/2038 (d)	10,984	11,266
6.000% due 04/01/2038	900	922
6.500% due 09/01/2037 (d)	902	935

Freddie Mac
2.639% due 12/25/2036	72	71
2.968% due 07/15/2019 - 10/15/2020 (d)	520	503
3.048% due 02/15/2019 (d)	267	265
4.250% due 09/15/2024 (d)	46	46
5.500% due 05/01/2037 - 07/01/2037 (d)	3,885	3,927
6.000% due 09/01/2037 - 11/01/2037 (d)	961	987

Ginnie Mae
6.000% due 06/15/2037 - 07/15/2037 (d)	994	1,028

Small Business Administration
5.290% due 12/01/2027	200	203

Total U.S. Government Agencies (Cost $21,838)		22,129

U.S. TREASURY OBLIGATIONS 0.4%

U.S. Treasury Notes
2.750% due 02/28/2013	100	102

Total U.S. Treasury Obligations (Cost $102)		102

MORTGAGE-BACKED SECURITIES 3.6%

American Home Mortgage Investment Trust
2.749% due 09/25/2035	3	2

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	1	1

Countrywide Alternative Loan Trust
2.759% due 02/25/2047	76	58
2.799% due 06/25/2037	260	198
5.236% due 02/25/2036	29	21

Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	50	49
4.800% due 11/25/2034	39	37

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	63	59

GSR Mortgage Loan Trust
5.250% due 11/25/2035	86	77

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	20	19

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	16	15

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	97

46	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Mortgage Trust
5.023% due 02/25/2035	$67	$61

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	7	7

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	18	17

Structured Asset Securities Corp.
2.649% due 05/25/2036	16	15
5.463% due 10/25/2035	17	17

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	7	7

Thornburg Mortgage Securities Trust
2.709% due 03/25/2046	82	81

WaMu Mortgage Pass-Through Certificates
3.239% due 12/25/2027	52	49
5.056% due 01/25/2047	79	65
5.572% due 10/25/2046	19	16
5.826% due 09/25/2046	7	6

Total Mortgage-Backed Securities (Cost $1,103)		974

ASSET-BACKED SECURITIES 14.3%

Accredited Mortgage Loan Trust
2.719% due 04/25/2036	57	56

ACE Securities Corp.
2.659% due 10/25/2036	16	15
2.679% due 10/25/2036	10	10

American Express Credit Account Master Trust
2.818% due 01/18/2011	100	100
3.318% due 02/15/2012	12	12

Asset-Backed Funding Certificates
2.659% due 10/25/2036	4	4

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	14	13
2.874% due 09/25/2034	1	1

Bank One Issuance Trust
2.928% due 12/15/2010	80	80

Bear Stearns Asset-Backed Securities Trust
2.679% due 10/25/2036	25	24
2.689% due 06/25/2047	73	70

BNC Mortgage Loan Trust
2.699% due 05/25/2037	82	77

Chase Credit Card Master Trust
2.928% due 02/15/2011	10	10

Chase Issuance Trust
2.828% due 02/15/2011	100	99

Citigroup Mortgage Loan Trust, Inc.
2.639% due 08/25/2036	4	4
2.649% due 11/25/2036	8	8
2.659% due 05/25/2037	164	155
2.669% due 01/25/2037	72	67
2.709% due 08/25/2036	100	93

Countrywide Asset-Backed Certificates
2.649% due 01/25/2037	4	4
2.649% due 05/25/2037	73	70
2.649% due 03/25/2047	7	7
2.659% due 03/25/2037	9	8
2.679% due 10/25/2037	149	139
2.709% due 10/25/2046	4	4
2.779% due 09/25/2036	260	243

Credit-Based Asset Servicing & Securitization LLC
2.719% due 07/25/2037	85	80

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 10/25/2036	$59	$57
2.649% due 11/25/2036	20	18
2.659% due 06/25/2036	13	13

First USA Credit Card Master Trust
2.935% due 04/18/2011	100	100

Ford Credit Auto Owner Trust
3.418% due 07/15/2010	100	100

Fremont Home Loan Trust
2.669% due 02/25/2037	9	8

GE-WMC Mortgage Securities LLC
2.639% due 08/25/2036	10	10

GSAMP Trust
2.669% due 09/25/2036	10	10
2.669% due 12/25/2036	70	67

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	36	34
2.806% due 01/20/2035	35	29

Indymac Residential Asset-Backed Trust
2.679% due 07/25/2037	72	68
2.729% due 04/25/2037	198	191

JPMorgan Mortgage Acquisition Corp.
2.649% due 10/25/2036	122	113
2.659% due 04/01/2037	80	74
2.679% due 03/25/2037	210	202

Lehman XS Trust
2.669% due 05/25/2046	10	10
2.679% due 11/25/2046	16	15
2.719% due 11/25/2036	4	4

Long Beach Mortgage Loan Trust
2.659% due 10/25/2036	16	15

MASTR Asset-Backed Securities Trust
2.679% due 05/25/2037	69	64

MBNA Credit Card Master Note Trust
2.918% due 12/15/2011	35	35
4.200% due 09/15/2010	100	100

Morgan Stanley ABS Capital I
2.639% due 10/25/2036	15	15
2.649% due 07/25/2036	52	48
2.649% due 09/25/2036	15	14
2.649% due 11/25/2036	61	57
2.659% due 05/25/2037	157	151

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036	20	19

Nationstar Home Equity Loan Trust
2.659% due 03/25/2037	59	56

Option One Mortgage Loan Trust
2.639% due 02/25/2037	18	17
2.659% due 07/25/2037	157	148

Park Place Securities, Inc.
2.911% due 10/25/2034	7	6

Residential Asset Mortgage Products, Inc.
2.679% due 10/25/2036	13	12

Residential Asset Securities Corp.
2.639% due 08/25/2036	5	5
2.669% due 11/25/2036	14	14
2.669% due 02/25/2037	70	65

Residential Funding Mortgage Securities II, Inc.
2.719% due 05/25/2037	65	60

Saxon Asset Securities Trust
2.659% due 10/25/2046	8	8

SBI HELOC Trust
2.769% due 08/25/2036	10	10

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SLM Student Loan Trust
3.311% due 04/25/2014		$85	$85
3.331% due 10/25/2016		70	69
3.341% due 10/26/2015		21	21

Soundview Home Equity Loan Trust
2.659% due 11/25/2036		54	52
2.659% due 12/25/2036		29	28
2.679% due 06/25/2037		78	74

Specialty Underwriting & Residential Finance
2.644% due 11/25/2037		19	18

Structured Asset Securities Corp.
2.649% due 10/25/2036		16	16

Wells Fargo Home Equity Trust
2.699% due 03/25/2037		70	68

Total Asset-Backed Securities (Cost $4,103)			3,926

SOVEREIGN ISSUES 0.7%

Export-Import Bank of Korea
3.166% due 06/01/2009		100	100

Korea Development Bank
4.842% due 04/03/2010		100	100

Total Sovereign Issues (Cost $200)			200

FOREIGN CURRENCY-DENOMINATED ISSUES 2.3%

Brazilian Government International Bond
12.500% due 01/05/2022	BRL	300	186

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	449

Total Foreign Currency-Denominated Issues (Cost $598)			635

		SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
4.946% due 12/31/2049		2	21

Total Preferred Stocks (Cost $21)			21

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 28.1%

CERTIFICATES OF DEPOSIT 1.4%

Calyon Financial, Inc.
2.731% due 06/29/2010		$10	10

Dexia Credit Local S.A.
2.654% due 09/29/2008		100	100

Fortis Bank NY
2.646% due 09/30/2008		100	100
2.649% due 06/30/2008		40	40

Skandinaviska Enskilda Banken AB
3.060% due 02/13/2009		30	30

Societe Generale NY
2.652% due 06/30/2008		100	100

			380

COMMERCIAL PAPER 4.3%

Federal Home Loan Bank
1.500% due 04/01/2008		1,200	1,200

See Accompanying Notes	Annual Report	March 31, 2008	47

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 8.2%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	$1,000	$1,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,026. Repurchase proceeds are $1,000.)

State Street Bank and Trust Co.
1.900% due 04/01/2008	1,253	1,253
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $1,283. Repurchase proceeds are $1,253.)

		2,253

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 14.2%
0.446% due 04/15/2008 - 04/17/2008 (b)	$3,900	$3,899

Total Short-Term Instruments (Cost $7,732)		7,732

VALUE (000S)
PURCHASED OPTIONS (g) 0.3%
(Cost $17)	$85

Total Investments 161.5% (Cost $44,553)	$44,390

Written Options (h) (0.3%) (Premiums $37)	(93)

Other Assets and Liabilities (Net) (61.2%)	(16,810)

Net Assets (c) 100.0%	$27,487

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	As of March 31, 2008, portfolio securities with an aggregate value of $22 and derivative instruments with an aggregate depreciation of ($5) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $10,481 at a weighted average interest rate of 3.985%. On March 31, 2008, securities valued at $21,458 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $2,121 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	15	$97
90-Day Eurodollar December Futures	Long	12/2009	2	0
90-Day Eurodollar June Futures	Long	06/2008	27	174
90-Day Eurodollar June Futures	Long	06/2009	2	0
90-Day Eurodollar March Futures	Long	03/2009	4	12
90-Day Eurodollar September Futures	Long	09/2008	2	14
90-Day Eurodollar September Futures	Long	09/2009	4	7
E-mini Russell 2000 Index June Futures	Long	06/2008	343	681
Euro-Schatz June Futures	Short	06/2008	2	1
Russell 2000 Index June Futures	Long	06/2008	8	82
S&P 500 Index June Futures	Short	06/2008	2	(16)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	9	(3)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	53	(111)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	43	158
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2	3
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	12	8
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	4	13
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	9	15

				$1,135

(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%	09/20/2012	DUB	$300	$(39)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.650%	03/20/2013	MSC	100	(9)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	100	(2)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.700%	03/20/2013	DUB	100	(10)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	100	(1)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	100	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	100	0
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	DUB	100	0
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2009	BOA	100	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	100	(1)

						$(67)

48	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	$100	$1
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	100	(1)

						$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	700	$(3)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$300	2
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BOA		600	13
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MLP		500	13
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		100	0
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		300	(4)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		200	(16)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		100	0
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS	EUR	100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		20	(1)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	300	0
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM	EUR	100	1
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		200	(1)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		100	1
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	100	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		100	2
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		100	1
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		500	10
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		100	(1)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		100	0
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		100	(7)
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	200	0
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	100	(1)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		100	(2)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		100	(1)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		100	0

							$4

(g)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	7	$0	$0
Call - CBOT U.S. Treasury 2-Year Note June Futures	110.000	05/23/2008	1	0	0
Call - CBOT U.S. Treasury 2-Year Note June Futures	111.500	05/23/2008	1	0	0
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	57	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	53	1	1
Put - CME Russell Mini June Futures	430.000	04/18/2008	45	1	1
Put - CME Russell Mini June Futures	440.000	04/18/2008	185	5	0
Put - CME Russell Mini June Futures	450.000	04/18/2008	25	1	0

				$9	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$2,000	$7	$83

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 05/01/2038	$84.000	05/06/2008	$2,100	$1	$0
Put - OTC Fannie Mae 5.500% due 05/01/2038	86.000	05/06/2008	1,200	0	0

				$1	$0

See Accompanying Notes	Annual Report	March 31, 2008	49

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

(h)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	10	$11	$21
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	2	3	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	9	14	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	1	1	1

				$29	$26

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$1,000	$8	$67

(i)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2038	$1,900	$1,914	$1,918
Ginnie Mae	6.000%	04/01/2038	900	926	929
U.S. Treasury Notes	2.000%	02/28/2010	100	101	101
U.S. Treasury Notes	2.125%	01/31/2010	100	101	102
U.S. Treasury Notes	2.750%	02/28/2013	100	101	102
U.S. Treasury Notes	2.875%	01/31/2013	600	607	617
U.S. Treasury Notes	3.125%	11/30/2009	200	205	208
U.S. Treasury Notes	3.250%	12/31/2009	100	103	104
U.S. Treasury Notes	4.250%	08/15/2013	100	108	110

				$4,166	$4,191

(2)	Market value includes $11 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	22	05/2008	$0	$0	$0
Buy	BRL	1,250	07/2008	79	0	79
Sell		1,203	07/2008	16	0	16
Buy		193	12/2008	0	0	0
Sell		216	12/2008	4	0	4
Sell	EUR	307	04/2008	0	(6)	(6)
Sell	GBP	216	04/2008	0	(1)	(1)
Buy	IDR	176,400	05/2008	0	(1)	(1)
Buy	INR	6,596	05/2008	7	0	7
Buy		3,562	08/2008	0	(2)	(2)
Buy	JPY	795	04/2008	0	0	0
Sell		795	04/2008	0	0	0
Buy		7,579	05/2008	1	(1)	0
Sell		12,289	05/2008	1	0	1
Buy	KRW	22,718	05/2008	0	(1)	(1)
Buy		86,292	08/2008	0	(5)	(5)
Buy	KWD	2	05/2008	0	0	0
Buy	MXN	997	07/2008	3	0	3
Sell		411	07/2008	0	0	0
Buy	MYR	238	05/2008	3	0	3
Buy	PHP	2,798	05/2008	6	0	6
Buy	PLN	187	07/2008	15	0	15
Sell		187	07/2008	0	(9)	(9)
Buy	RUB	423	07/2008	1	0	1
Sell		423	07/2008	0	(1)	(1)
Buy		1,811	11/2008	2	0	2
Sell		460	11/2008	0	(1)	(1)
Buy	SAR	22	05/2008	0	0	0
Buy	SEK	94	06/2008	0	0	0
Buy	SGD	115	05/2008	7	0	7
Buy		90	11/2008	2	0	2
Buy	ZAR	2,009	07/2008	0	(26)	(26)

				$147	$(54)	$93

50	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Allied Waste North America, Inc.
4.060% due 03/28/2014	$25	$24
4.080% due 03/28/2014	29	27
4.570% due 03/28/2014	53	50
4.590% due 03/28/2014	4	4

Fresenius Medical Care Capital Trust
3.954% due 03/22/2013	198	190
4.071% due 03/22/2013	610	584
4.460% due 03/22/2013	57	54
5.818% due 03/22/2013	28	27

Goodyear Tire & Rubber Co.
6.430% due 04/20/2014	2,000	1,810

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	1,290	1,027

Sensata Technologies, Inc.
5.056% due 04/27/2013	2,475	2,153
5.058% due 04/27/2013	6	6

Total Bank Loan Obligations (Cost $6,793)		5,956

CORPORATE BONDS & NOTES 39.5%

BANKING & FINANCE 28.7%

American Express Bank FSB
2.596% due 10/20/2009	2,100	2,086
2.659% due 06/22/2009	2,500	2,441

American Express Centurion Bank
2.955% due 06/12/2009	1,900	1,894
3.075% due 05/07/2008 (f)	1,900	1,900

American Express Credit Corp.
3.118% due 11/09/2009	2,100	2,056

American International Group, Inc.
2.599% due 06/23/2008 (f)	8,600	8,562

Bank of America Corp.
3.155% due 11/06/2009 (f)	500	496
8.000% due 12/29/2049	6,000	6,019

Bank of America N.A.
2.764% due 12/18/2008	800	798
2.901% due 06/12/2009	2,000	1,990
3.080% due 06/15/2016	2,300	1,992

Bank of Ireland
2.814% due 12/18/2009 (f)	5,900	5,885

Bear Stearns Cos., Inc.
3.160% due 08/21/2009	3,000	2,839
3.190% due 05/18/2010	4,800	4,467
3.250% due 03/25/2009	1,600	1,518
3.551% due 01/30/2009	2,300	2,130

Capital One Financial Corp.
3.270% due 09/10/2009 (f)	1,800	1,631

Caterpillar Financial Services Corp.
3.314% due 10/28/2008	400	400

CIT Group, Inc.
2.729% due 12/19/2008	1,500	1,352
5.000% due 11/24/2008	1,700	1,563

Citigroup Funding, Inc.
2.606% due 06/26/2009 (f)	11,200	11,043

Citigroup Global Markets Holdings, Inc.
2.900% due 03/17/2009	2,000	1,976

Credit Agricole S.A.
3.090% due 05/28/2009	1,700	1,702
3.140% due 05/28/2010	2,000	2,002

DnB NOR Bank ASA
4.447% due 10/13/2009	1,800	1,802

East Lane Re Ltd.
9.239% due 05/06/2011	9,500	9,579

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	$1,100	$935

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	1,600	1,573
5.800% due 01/12/2009	300	286
6.625% due 06/16/2008	10,500	10,382
7.375% due 10/28/2009	600	547

Foundation Re II Ltd.
9.820% due 11/26/2010	2,500	2,553

General Electric Capital Corp.
3.135% due 08/15/2011	6,300	6,160
4.686% due 01/05/2009	100	100
4.706% due 10/06/2010	2,400	2,362

GMAC LLC
3.749% due 09/23/2008	7,400	6,982

Goldman Sachs Group, Inc.
2.639% due 12/23/2008	500	497
2.746% due 03/30/2009	1,300	1,287
4.178% due 07/23/2009	2,500	2,479

International Lease Finance Corp.
4.950% due 02/01/2011 (f)	6,000	5,926

JPMorgan Chase & Co.
2.656% due 06/26/2009	1,500	1,490
3.202% due 05/07/2010	2,800	2,762

Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	200	194
2.809% due 12/23/2010	2,500	2,134
3.170% due 08/21/2009	1,700	1,629
3.346% due 11/10/2009	1,300	1,178

Merrill Lynch & Co., Inc.
3.138% due 12/04/2009	2,300	2,242

Metropolitan Life Global Funding I
3.110% due 05/17/2010	3,700	3,625

Morgan Stanley
3.206% due 02/09/2009	2,800	2,769
3.212% due 05/07/2009	1,400	1,377
4.201% due 01/18/2011	3,300	3,084
4.348% due 01/15/2010	1,400	1,339

Osiris Capital PLC
7.108% due 01/15/2010	5,000	4,971

Phoenix Quake Ltd.
5.148% due 07/03/2008	500	500

Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	600	600

Prudential Financial, Inc.
3.018% due 06/13/2008	4,400	4,395

Residential Capital LLC
6.178% due 05/22/2009	2,300	1,322

Rockies Express Pipeline LLC
4.250% due 08/20/2009	2,800	2,802

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	1,600	1,597

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008 (f)	6,500	6,483

SB Treasury Co. LLC
9.400% due 12/29/2049 (f)	2,200	2,229

SLM Corp.
2.940% due 12/15/2008	1,700	1,639
3.471% due 07/27/2009 (f)	1,700	1,431
3.531% due 01/26/2009	300	269
3.541% due 07/25/2008	700	688
4.131% due 01/26/2009	2,100	2,013

Spinnaker Capital Ltd.
14.300% due 06/15/2008	2,500	2,539

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	$9,400	$9,444

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	9,900	9,891

VTB Capital S.A.
3.839% due 08/01/2008	1,900	1,881
4.812% due 11/02/2009	3,100	3,102

Wachovia Corp.
4.388% due 10/15/2011	5,700	5,281

Westpac Banking Corp.
3.040% due 06/06/2008 (f)	1,200	1,200

		210,292

INDUSTRIALS 5.8%

America Movil SAB de C.V.
2.755% due 06/27/2008	2,700	2,680

Anadarko Petroleum Corp.
3.200% due 09/15/2009	2,000	1,963

BP AMI Leasing, Inc.
2.616% due 06/26/2009	3,900	3,903

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	600	652

Daimler Finance North America LLC
3.298% due 03/13/2009	3,500	3,455

Home Depot, Inc.
2.925% due 12/16/2009	1,300	1,240

Hospira, Inc.
3.176% due 03/30/2010	2,400	2,335

JC Penney Corp., Inc.
7.375% due 08/15/2008	700	706

Pemex Project Funding Master Trust
3.676% due 12/03/2012	3,600	3,509

Reynolds American, Inc.
3.500% due 06/15/2011	1,400	1,316

Time Warner, Inc.
3.300% due 11/13/2009	3,900	3,736

Transcontinental Gas Pipe Line Corp.
5.538% due 04/15/2008	5,400	5,366

Transocean, Inc.
3.214% due 09/05/2008	2,400	2,388

UnitedHealth Group, Inc.
4.462% due 02/07/2011 (f)	5,200	5,208

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	4,400	4,401

		42,858

UTILITIES 5.0%

AT&T, Inc.
3.278% due 11/14/2008	2,000	2,001

Dominion Resources, Inc.
3.248% due 11/14/2008 (f)	4,460	4,438

Entergy Gulf States, Inc.
3.740% due 12/08/2008	3,000	3,008

Florida Power Corp.
3.468% due 11/14/2008	1,900	1,899

NiSource Finance Corp.
3.662% due 11/23/2009	600	583

Progress Energy, Inc.
4.708% due 01/15/2010	1,500	1,495

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,900	2,907

See Accompanying Notes	Annual Report	March 31, 2008	51

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Qwest Corp.
5.625% due 11/15/2008	$2,700	$2,700
6.050% due 06/15/2013	3,400	3,077

Sierra Pacific Power Co.
8.000% due 06/01/2008	8,593	8,691

Southern California Edison Co.
3.212% due 02/02/2009	2,000	1,932

Telecom Italia Capital S.A.
3.719% due 02/01/2011	1,300	1,197

Telefonica Emisones SAU
2.842% due 06/19/2009	2,600	2,533

		36,461

Total Corporate Bonds & Notes (Cost $296,047)		289,611

COMMODITY INDEX-LINKED NOTES 0.4%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	3,000	2,980

Total Commodity Index-Linked Notes (Cost $3,000)		2,980

U.S. GOVERNMENT AGENCIES 21.6%

Fannie Mae
2.719% due 03/25/2034 (f)	1,207	1,166
2.999% due 05/25/2031 - 11/25/2032 (f)	5,365	5,218
4.634% due 09/01/2035 (f)	6,486	6,497
4.695% due 12/01/2033 (f)	1,608	1,614
4.765% due 04/01/2035 (f)	6,249	6,320
5.000% due 02/25/2017 - 04/25/2033 (f)	28,523	28,840
5.000% due 04/01/2023 - 05/01/2038	11,000	10,910
5.322% due 04/01/2018 (f)	51	51
5.422% due 12/01/2023 - 02/01/2027	10	10
5.422% due 11/01/2027 - 11/01/2028 (f)	260	260
5.500% due 09/01/2033 - 06/01/2036 (f)	20,648	20,896
5.500% due 04/01/2038	1,000	1,010
5.689% due 08/01/2029 (f)	31	31
5.722% due 07/01/2044 (f)	370	369
5.973% due 09/01/2034 (f)	1,707	1,726
6.000% due 01/01/2017 - 05/01/2037 (f)	4,019	4,130
6.000% due 10/01/2033	7	7
6.089% due 12/01/2036 (f)	1,726	1,747
6.442% due 11/01/2035 (f)	854	879
6.500% due 09/25/2008 (b)	1	0
7.000% due 02/01/2015 - 03/01/2015 (f)	1,077	1,133
7.043% due 05/01/2022	8	8
7.500% due 09/01/2015 - 05/01/2016 (f)	820	858
8.000% due 03/01/2030 - 07/01/2031 (f)	133	145
8.000% due 04/01/2030 - 05/01/2031	23	25

Freddie Mac
2.968% due 07/15/2019 - 10/15/2020 (f)	20,613	19,934
3.048% due 02/15/2019 (f)	12,008	11,934
3.168% due 12/15/2030 (f)	1,220	1,193
3.218% due 06/15/2018 (f)	457	451
4.701% due 06/01/2035 (f)	4,990	5,075
5.000% due 07/15/2024 (f)	3,699	3,754
5.500% due 08/15/2030 - 11/01/2037 (f)	4,890	4,944
5.722% due 02/25/2045	1,889	1,831

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 03/01/2016 - 09/01/2037 (f)	$8,266	$8,511
6.000% due 09/01/2028	4	4
6.087% due 07/01/2019 (f)	584	601
6.500% due 10/25/2043	2,267	2,372
6.704% due 12/01/2022 (f)	41	42
6.963% due 06/01/2022 (f)	21	21
8.500% due 04/01/2025	7	8
8.500% due 06/01/2025 (f)	17	19

Ginnie Mae
2.936% due 09/20/2030	4	4
5.125% due 12/20/2022 - 12/20/2027 (f)	389	389
5.625% due 07/20/2018 - 07/20/2027 (f)	1,960	1,977
6.375% due 02/20/2026 - 02/20/2028 (f)	904	925
8.000% due 04/20/2030 (f)	189	207

Total U.S. Government Agencies (Cost $156,869)		158,046

MORTGAGE-BACKED SECURITIES 13.6%

Banc of America Funding Corp.
4.113% due 05/25/2035	2,018	1,918

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	787	767

Bank Mart
4.567% due 03/01/2019 (k)	576	541

Bear Stearns Adjustable Rate Mortgage Trust
4.617% due 01/25/2034	2,175	2,032
4.750% due 10/25/2035	6,226	6,011
4.777% due 11/25/2034	939	911
5.031% due 04/25/2033	653	636
5.072% due 11/25/2034	2,846	2,764
6.764% due 02/25/2033	114	107
6.851% due 01/25/2034	145	139

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	1,538	1,212
5.706% due 09/25/2035	610	502

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	4,537	4,310
5.681% due 01/26/2036	2,006	1,698
5.783% due 12/26/2046	1,113	922

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	163	152

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	1,675	1,597

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	1,606	1,220
6.000% due 10/25/2033	1,209	1,180

Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	3,176	3,079
4.800% due 11/25/2034	1,775	1,667

CS First Boston Mortgage Securities Corp.
5.215% due 03/25/2032	453	409
6.466% due 06/25/2032	37	37
6.556% due 06/25/2032	10	10

Fund America Investors Corp. II
6.459% due 06/25/2023	14	13

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	1,666	1,502
2.869% due 11/25/2045	736	608

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	2,158	1,995

GSR Mortgage Loan Trust
2.949% due 01/25/2034	325	275

Harborview Mortgage Loan Trust
2.749% due 01/19/2038	3,968	3,022

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.137% due 07/19/2035	$1,451	$1,387

Impac CMB Trust
3.359% due 10/25/2033	91	75
4.135% due 07/25/2033	1,619	1,520

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	1,010	951

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	1,084	1,010

JPMorgan Mortgage Trust
5.023% due 02/25/2035	1,339	1,219

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	299	282

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	1,606	1,586

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,105	2,023

Mellon Residential Funding Corp.
3.601% due 06/15/2030	3,951	3,760

Merrill Lynch Floating Trust
2.888% due 06/15/2022	6,312	5,911

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	798	641
4.910% due 12/25/2032	692	660

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	258	233
3.599% due 10/25/2035	427	370
6.944% due 01/25/2029	1,180	1,151

Morgan Stanley Capital I
2.878% due 10/15/2020	543	505

Prime Mortgage Trust
2.999% due 02/25/2019	147	139
2.999% due 02/25/2034	710	642

Resecuritization Mortgage Trust
2.856% due 04/26/2021	1	1

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	565	540

Salomon Brothers Mortgage Securities VII, Inc.
7.167% due 12/25/2030	624	604

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	1,343	1,238

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	1,697	1,409
2.879% due 02/25/2036	896	702
9.515% due 06/25/2029	764	831

TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	5,006	4,767

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	1,528	1,449
3.265% due 06/25/2037	2,485	2,337

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	2,844	2,621
2.908% due 09/15/2021	5,283	4,966

WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045	930	741
2.889% due 10/25/2045	515	411
5.220% due 02/27/2034	1,945	1,850
5.326% due 02/25/2046	4,832	3,761
5.526% due 11/25/2042	236	224
5.726% due 06/25/2042	1,028	935

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	2,311	2,172
4.950% due 03/25/2036	3,208	3,058

Total Mortgage-Backed Securities (Cost $108,501)		99,918

52	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 8.4%

AFC Home Equity Loan Trust
3.149% due 06/25/2028	$393	$252

Asset-Backed Funding Certificates
2.659% due 01/25/2037	1,100	1,031

Asset-Backed Securities Corp. Home Equity
2.759% due 05/25/2035	183	163

Bear Stearns Asset-Backed Securities Trust
2.689% due 06/25/2047	1,022	976

Chase Funding Mortgage Loan Asset-Backed Certificates
3.339% due 10/25/2032	277	235

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	2,700	2,700

Citigroup Mortgage Loan Trust, Inc.
2.649% due 11/25/2036	389	380
2.659% due 05/25/2037	16,617	15,797

Countrywide Asset-Backed Certificates
2.669% due 06/25/2037	3,766	3,656

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032	337	304

First NLC Trust
2.669% due 08/25/2037	4,524	4,335

First USA Credit Card Master Trust
2.935% due 04/18/2011	4,800	4,794

Fremont Home Loan Trust
2.649% due 10/25/2036	3,059	3,017

GSAMP Trust
2.719% due 12/25/2035	529	525

GSR Mortgage Loan Trust
2.699% due 11/25/2030	132	131

HFC Home Equity Loan Asset-Backed Certificates
2.806% due 01/20/2035	1,831	1,524

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	870	808

JPMorgan Mortgage Acquisition Corp.
2.659% due 04/01/2037	1,915	1,767
2.669% due 11/25/2036	404	386

Lehman XS Trust
2.669% due 05/25/2046	406	385

Long Beach Mortgage Loan Trust
2.689% due 01/25/2046	59	59
2.879% due 10/25/2034	50	45

Merrill Lynch Mortgage Investors, Inc.
2.669% due 08/25/2036	2,933	2,800

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley ABS Capital I
2.639% due 10/25/2036		$664	$645

Residential Asset Securities Corp.
2.669% due 11/25/2036		1,329	1,266

Saxon Asset Securities Trust
2.659% due 10/25/2046		584	563

Sears Credit Account Master Trust
3.038% due 04/16/2013		9,200	9,023

SLM Student Loan Trust
3.331% due 10/25/2016		1,816	1,801

Specialty Underwriting & Residential Finance
2.629% due 06/25/2037		1,526	1,494

Wells Fargo Home Equity Trust
2.649% due 01/25/2037		813	785

Total Asset-Backed Securities (Cost $64,081)			61,647

SOVEREIGN ISSUES 1.6%

Export-Import Bank of Korea
3.166% due 06/01/2009		2,400	2,405
3.310% due 11/16/2010		5,900	5,924

Hydro Quebec
2.677% due 09/29/2049		1,200	1,046

Korea Development Bank
3.358% due 11/22/2012		2,200	2,134

Total Sovereign Issues (Cost $11,529)			11,509

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	10,233

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	989

Total Foreign Currency-Denominated Issues (Cost $7,527)			11,222

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.6%

Bank of America Corp.
7.250% due 12/31/2049		11,000	11,363

Total Convertible Preferred Stocks (Cost $11,000)			11,363

	SHARES	VALUE (000S)
PREFERRED STOCKS 1.3%

DG Funding Trust
4.946% due 12/31/2049	913	$9,518

Total Preferred Stocks (Cost $9,564)		9,518

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 24.9%

COMMERCIAL PAPER 3.8%

Federal Home Loan Bank
1.500% due 04/01/2008	$3,000	3,000

Royal Bank of Scotland Group PLC
3.070% due 04/24/2008	3,800	3,792

Westpac Banking Corp.
3.070% due 05/06/2008	21,500	21,436

		28,228

REPURCHASE AGREEMENTS 0.8%

Fixed Income Clearing Corp.
1.900% due 04/01/2008	5,675	5,675

(Dated 03/31/2008. Collateralized by Freddie Mac 3.000% due 05/13/2008 valued at $5,791. Repurchase proceeds are $5,675.)

U.S. TREASURY BILLS 20.3%
0.819% due 04/17/2008 - 07/17/2008 (c)(d)	149,550	148,939

Total Short-Term Instruments (Cost $183,198)		182,842

PURCHASED OPTIONS (i) 0.5%
(Cost $2,299)		3,328

Total Investments 115.7% (Cost $860,408)		$847,940

Written Options (j) (0.4%) (Premiums $2,119)		(3,234)

Other Assets and Liabilities (Net) (15.3%)		(111,722)

Net Assets (e) 100.0%		$732,984

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $6,471 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $8,162 and derivative instruments with an aggregate depreciation of ($189) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $119,451 at a weighted average interest rate of 3.317%. On March 31, 2008, securities valued at $198,289 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Annual Report	March 31, 2008	53

Schedule of Investments  StocksPLUS® Fund  (Cont.)

(g)	Cash of $57,720 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	625	$4,150
90-Day Eurodollar December Futures	Long	12/2009	11	(1)
90-Day Eurodollar June Futures	Long	06/2008	153	949
90-Day Eurodollar June Futures	Long	06/2009	11	0
90-Day Eurodollar March Futures	Long	03/2009	190	1,049
90-Day Eurodollar September Futures	Long	09/2009	21	16
E-mini S&P 500 Index June Futures	Long	06/2008	10,195	(5,508)
S&P 500 Index June Futures	Long	06/2008	31	188
U.S. Treasury 2-Year Note June Futures	Short	06/2008	167	15
U.S. Treasury 5-Year Note June Futures	Short	06/2008	246	(267)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	36	48
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	365	(335)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	99	263
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	14	7
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	456	315
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	61	174
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	117	401
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	337	594

				$2,058

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	Sell	1.950%	03/20/2013	CITI	$1,600	$16
American Express Co. 4.875% due 07/15/2013	Sell	2.060%	03/20/2013	DUB	800	12
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.780%	12/20/2012	RBS	600	(27)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.910%	12/20/2012	BOA	600	(24)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.930%	12/20/2012	BOA	1,000	(39)
American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008	GSC	6,200	(28)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	CSFB	1,500	1
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.870%	03/20/2013	RBS	1,500	3
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.930%	03/20/2013	DUB	1,800	9
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	1.000%	03/20/2013	BCLY	600	5
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	DUB	1,300	(19)
California State General Obligation Bonds 5.250% due 02/01/2018	Sell	0.470%	12/20/2017	LEH	600	(9)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.750%	03/20/2013	JPM	1,500	(128)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	JPM	3,000	(140)
Fannie Mae 5.250% due 08/01/2012	Sell	0.670%	12/20/2012	LEH	900	(24)
Fannie Mae 5.250% due 08/01/2012	Sell	0.675%	12/20/2012	LEH	400	(11)
Fannie Mae 5.250% due 08/01/2012	Sell	0.700%	12/20/2012	RBS	900	(23)
Fannie Mae 5.250% due 08/01/2012	Sell	0.785%	12/20/2012	RBS	1,600	(35)
Fannie Mae 5.250% due 08/01/2012	Sell	0.840%	12/20/2012	RBS	3,200	(63)
Fannie Mae 5.250% due 08/01/2012	Sell	0.950%	12/20/2012	RBS	900	(14)
Fannie Mae 5.500% due 06/09/2033	Sell	0.440%	12/20/2012	LEH	600	(2)
Fannie Mae 5.500% due 06/09/2033	Sell	0.445%	12/20/2012	LEH	800	(2)
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%	12/20/2012	RBS	1,600	1
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%	03/20/2013	RBS	2,800	1
Fannie Mae 5.500% due 06/09/2033	Sell	0.615%	03/20/2013	LEH	2,400	11
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	LEH	200	(7)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%	12/20/2008	LEH	200	(7)
Freddie Mac 5.080% due 02/07/2019	Sell	0.615%	03/20/2013	LEH	3,000	15
Freddie Mac 5.080% due 02/07/2019	Sell	0.730%	03/20/2013	RBS	1,500	16
Freddie Mac 5.080% due 02/07/2019	Sell	0.860%	03/20/2013	BCLY	1,500	25
Freddie Mac 5.875% due 03/21/2011	Sell	0.850%	12/20/2012	CSFB	600	(10)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.800%	03/20/2013	UBS	600	(14)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.968%	03/20/2013	BCLY	1,500	(24)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2013	MSC	2,300	(55)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	03/20/2013	BNP	1,400	(32)
General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%	09/20/2008	BEAR	5,100	(133)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	RBS	3,100	(39)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	09/20/2009	DUB	3,800	(201)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	BCLY	1,800	(330)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	MLP	1,400	(256)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	UBS	1,000	(170)
GMAC LLC 6.875% due 08/28/2012	Sell	1.350%	06/20/2008	LEH	3,000	(51)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2009	DUB	1,600	(106)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	1,000	(165)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.130%	06/20/2008	DUB	5,000	(13)
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.800%	03/20/2010	RBS	1,400	(14)

54	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.000%	03/20/2009	CITI	$6,000	$0
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	700	(12)
MBIA, Inc.	Sell	2.800%	12/20/2012	BOA	600	(83)
MBIA, Inc.	Sell	3.400%	12/20/2012	DUB	600	(75)
MBIA, Inc. 6.625% due 10/01/2028	Sell	4.000%	12/20/2012	BOA	600	(98)
MBIA, Inc. 6.625% due 10/01/2028	Sell	5.050%	12/20/2012	WAC	600	(79)
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008	DUB	1,500	(11)
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.700%	03/20/2013	JPM	1,000	13
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.720%	03/20/2013	LEH	2,200	31
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.260%	03/20/2013	LEH	1,800	70
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.270%	03/20/2009	BCLY	3,000	0
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	BCLY	5,000	(123)
Michigan State General Obligation Bonds, Series 2003 5.250% due 05/01/2020	Sell	0.400%	12/20/2017	LEH	600	(6)
Multiple Reference Entities of Gazprom	Sell	1.430%	12/20/2008	JPM	3,500	6
Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	HSBC	1,000	(17)
Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	DUB	3,200	(166)
Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	BCLY	1,800	(123)
New York City, New York General Obligation Bonds, Series 2007 5.000% due 01/01/2026	Sell	0.420%	12/20/2017	LEH	600	(6)
New York City, New York General Obligation Notes, Series 2007 5.000% due 01/01/2017	Sell	0.450%	03/20/2018	GSC	1,400	(10)
Ohio State General Obligation Bonds, Series 2007 5.000% due 09/01/2020	Sell	0.300%	12/20/2017	LEH	600	(7)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.600%	03/20/2009	LEH	6,400	(14)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	LEH	1,200	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	LEH	2,200	(2)
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.800%	03/20/2013	BCLY	1,500	10
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.870%	03/20/2013	CSFB	900	9
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.900%	03/20/2013	RBS	600	6
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.960%	03/20/2013	CSFB	2,500	30
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	JPM	1,600	50
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	RBS	600	19
Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009	LEH	6,000	(2,140)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	LEH	1,200	(2)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.670%	03/20/2009	GSC	2,800	1
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BCLY	1,300	(61)
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BOA	1,400	(66)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%	03/20/2009	BNP	1,400	(67)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2010	JPM	600	(50)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%	03/20/2010	MLP	800	(66)
SLM Corp. 5.125% due 08/27/2012	Sell	2.860%	12/20/2012	BOA	1,400	(256)
SLM Corp. 5.125% due 08/27/2012	Sell	4.930%	03/20/2013	JPM	1,500	(169)
SLM Corp. 5.125% due 08/27/2012	Sell	5.025%	03/20/2013	BOA	1,300	(141)
State of California General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.530%	03/20/2018	GSC	1,400	(14)
State of Michigan General Obligation Notes, Series 2003 5.250% due 05/01/2017	Sell	0.440%	03/20/2018	GSC	1,400	(10)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.370%	05/20/2008	MSC	6,000	1
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.630%	03/20/2013	UBS	600	(3)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.700%	03/20/2013	BNP	5,700	(10)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.700%	03/20/2013	RBS	3,000	(5)

						$(5,746)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	06/20/2013	DUB	$200	$(7)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	BCLY	1,700	(7)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	MSC	300	(2)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	4,968	(200)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	1,192	(47)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,100	(109)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,100	(98)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	600	(52)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	500	(43)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	4,000	37

						$(528)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Annual Report	March 31, 2008	55

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$12,600	$129
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		6,900	19
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		16,900	92
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		4,700	(98)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		2,500	(13)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		5,900	(87)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	2,300	11
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,000	9
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		1,200	(27)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		32,700	(609)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		700	(16)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		300	(7)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	3,500	3
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		19,700	109
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		800	(30)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	72
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		2,400	81
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		4,000	(240)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(31)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$5,900	(38)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	4,400	(64)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		2,900	(40)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		1,100	(15)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		2,000	0
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		1,800	5
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		2,100	(37)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$2,700	(4)

							$(833)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation
Receive	S&P 500 Index	1-Month USD-LIBOR less 0.030%	05/15/2008	MLP	18,260	$827

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	179	$3	$3
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	391	7	3
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/23/2008	30	0	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	147.000	05/23/2008	265	5	4
Call - CBOT U.S. Treasury 30-Year Bond June Futures	149.000	05/23/2008	100	1	2
Put - CME S&P 500 Index June Futures	600.000	06/19/2008	100	3	0
Put - CME S&P 500 Index June Futures	625.000	06/19/2008	95	3	0
Put - CME S&P 500 Index June Futures	675.000	06/19/2008	650	19	0
Put - CME S&P 500 Index June Futures	700.000	06/19/2008	1,150	33	14

				$74	$26

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$36,900	$411	$617
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	3,500	18	144
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	3,600	13	149
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	101,300	890	1,313
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	70,200	758	869
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	13,800	133	209

							$2,223	$3,301

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 3.125% due 11/15/2009	$104.250	06/20/2008	$4,900	$1	$0
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009	104.750	06/20/2008	2,100	0	0
Put - OTC Fannie Mae 5.000% due 05/01/2023	84.000	05/12/2008	2,000	0	1
Put - OTC Fannie Mae 5.000% due 05/01/2038	78.000	05/06/2008	9,000	1	0

				$2	$1

56	PIMCO Funds	See Accompanying Notes

March 31, 2008

(j)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,900	$42	$74
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	11,400	366	570
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,500	18	100
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,600	13	107
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	33,800	842	1,325
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	23,400	705	863
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	6,000	133	195

							$2,119	$3,234

(k)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$577	$541	0.07%

(l)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Freddie Mac	5.500%	04/01/2038	$5,200	$5,097	$5,251
U.S. Treasury Notes	3.125%	11/30/2009	4,900	5,016	5,091
U.S. Treasury Notes	3.250%	12/31/2009	3,100	3,173	3,216

				$13,286	$13,558

(2)	Market value includes $93 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	699	05/2008	$0	$(2)	$(2)
Buy	AUD	331	04/2008	2	0	2
Buy	BRL	59,384	07/2008	3,375	0	3,375
Sell		39,958	07/2008	658	0	658
Buy		17,677	12/2008	17	0	17
Sell		10,366	12/2008	123	0	123
Sell	GBP	6,743	04/2008	0	(35)	(35)
Buy	IDR	7,056,000	05/2008	0	(38)	(38)
Buy	INR	76,489	05/2008	88	0	88
Buy		22,858	08/2008	0	(11)	(11)
Sell	JPY	18,770	04/2008	1	0	1
Buy		59,039	05/2008	0	(16)	(16)
Sell		255,761	05/2008	22	0	22
Buy	KRW	1,461,334	05/2008	0	(109)	(109)
Buy		4,952,780	08/2008	0	(345)	(345)
Buy	KWD	53	05/2008	6	0	6
Buy	MXN	50,265	07/2008	145	0	145
Sell		33,827	07/2008	0	(45)	(45)
Buy	MYR	9,670	05/2008	136	0	136
Sell	NZD	12,853	04/2008	188	0	188
Buy	PHP	104,141	05/2008	212	0	212
Buy	PLN	17,125	07/2008	1,383	0	1,383
Sell		17,125	07/2008	0	(780)	(780)
Buy	RUB	114,786	07/2008	280	0	280
Sell		113,646	07/2008	0	(226)	(226)
Buy		65,045	11/2008	86	0	86
Sell		26,637	11/2008	0	(53)	(53)
Buy	SAR	717	05/2008	0	(2)	(2)
Buy	SGD	8,259	05/2008	485	0	485
Buy		1,643	11/2008	32	0	32
Buy	ZAR	965	07/2008	0	(26)	(26)

				$7,239	$(1,688)	$5,551

See Accompanying Notes	Annual Report	March 31, 2008	57

Schedule of Investments   StocksPLUS® Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Daimler Finance North America LLC
6.800% due 08/03/2012	$1,990	$1,655

Fresenius Medical Care Capital Trust
3.954% due 03/22/2013	81	78
4.071% due 03/22/2013	250	240
4.460% due 03/22/2013	23	22
5.818% due 03/22/2013	12	11

Total Bank Loan Obligations (Cost $2,266)		2,006

CORPORATE BONDS & NOTES 33.8%

BANKING & FINANCE 27.1%

American Express Bank FSB
6.000% due 09/13/2017	1,000	977

American Express Centurion Bank
6.000% due 09/13/2017	1,000	973

American General Finance Corp.
6.900% due 12/15/2017	900	882

American International Group, Inc.
5.050% due 10/01/2015	100	98
5.850% due 01/16/2018	2,300	2,263

Bank of America Corp.
3.155% due 11/06/2009 (g)	400	397
5.375% due 09/11/2012	900	938
8.000% due 12/29/2049	6,600	6,621

Barclays Bank PLC
5.450% due 09/12/2012	6,000	6,154
6.050% due 12/04/2017 (g)	600	587

Bear Stearns Cos., Inc.
3.551% due 01/30/2009	700	648

BNP Paribas
5.186% due 06/29/2049	1,200	1,008

Calabash Re Ltd.
11.200% due 01/08/2010	700	710
13.700% due 01/08/2010	800	825

Citigroup Capital XXI
8.300% due 12/21/2057	400	395

Citigroup, Inc.
6.000% due 08/15/2017	1,900	1,878
6.125% due 08/25/2036	1,200	1,057

DnB NOR Bank ASA
4.447% due 10/13/2009	600	601

Export-Import Bank of China
4.875% due 07/21/2015	100	101

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	12,800	12,656

GMAC LLC
6.000% due 12/15/2011	100	75

Goldman Sachs Group, Inc.
6.250% due 09/01/2017	1,200	1,211
6.750% due 10/01/2037 (g)	3,300	3,080

HBOS PLC
5.920% due 09/29/2049	100	74

HSBC Finance Corp.
2.981% due 03/12/2010	1,000	961

JPMorgan Chase & Co.
2.656% due 06/26/2009	500	497
6.000% due 01/15/2018	400	418

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,300	1,358

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	88

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014	$1,800	$1,778

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	1,200	1,220

MetLife, Inc.
6.400% due 12/15/2036	300	239

Morgan Stanley
2.639% due 11/21/2008	500	497

Mystic Re Ltd.
9.390% due 12/05/2008	800	793

Petroleum Export Ltd.
5.265% due 06/15/2011	72	72

Resona Bank Ltd.
5.850% due 09/29/2049	200	167

SLM Corp.
3.471% due 07/27/2009 (g)	400	337

State Street Capital Trust IV
3.800% due 06/15/2037	100	75

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	932

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	94

UBS AG
5.875% due 12/20/2017	400	410

U.S. Bancorp
3.512% due 02/04/2010	2,600	2,583

USB Capital IX
6.189% due 04/15/2049	100	74

Wachovia Corp.
7.980% due 02/28/2049	11,000	10,841

		67,643

INDUSTRIALS 5.0%

Anadarko Petroleum Corp.
3.200% due 09/15/2009	800	785

AstraZeneca PLC
5.900% due 09/15/2017	300	318
6.450% due 09/15/2037	200	215

CODELCO, Inc.
6.150% due 10/24/2036	100	101

Daimler Finance North America LLC
3.218% due 03/13/2009	300	296

HJ Heinz Co.
6.428% due 12/01/2020	100	102

International Business Machines Corp.
5.700% due 09/14/2017 (g)	5,800	6,091

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	1,300	1,291

Kraft Foods, Inc.
6.125% due 02/01/2018	500	501

Peabody Energy Corp.
7.875% due 11/01/2026	100	100

Rohm & Haas Co.
6.000% due 09/15/2017	400	407

Time Warner, Inc.
3.300% due 11/13/2009	600	575

Transocean, Inc.
3.214% due 09/05/2008	500	497

Union Pacific Corp.
5.700% due 08/15/2018	800	797

UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	297

		12,373

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.7%

Enel Finance International S.A.
6.800% due 09/15/2037	$2,200	$2,226

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	600	635

Qwest Corp.
7.625% due 06/15/2015	500	490

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	274

Telefonica Emisones SAU
2.842% due 06/19/2009	700	682

		4,307

Total Corporate Bonds & Notes (Cost $85,197)		84,323

MUNICIPAL BONDS & NOTES 1.9%

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	2,741

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	700	703

San Diego, California Tobacco Settlement Revenue Funding Corporations Revenue Bonds, Series 2006
7.125% due 06/01/2032	300	290

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	400	382

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	600	573

Total Municipal Bonds & Notes (Cost $4,777)		4,689

COMMODITY INDEX-LINKED NOTES 0.4%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	1,000	994

Total Commodity Index-Linked Notes (Cost $1,000)		994

U.S. GOVERNMENT AGENCIES 119.7%

Fannie Mae
2.666% due 12/25/2036	301	289
2.719% due 03/25/2034 (g)	199	192
2.949% due 03/25/2044	745	737
2.999% due 11/25/2032 (g)	73	72
3.875% due 08/01/2033 (g)	108	109
4.356% due 09/01/2033 (g)	861	883
4.668% due 05/25/2035 (g)	100	101
4.880% due 06/01/2033 (g)	294	300
5.000% due 11/01/2017 - 06/01/2037 (g)	21,265	21,386
5.000% due 05/01/2038	4,000	3,951
5.276% due 01/01/2036 (g)	340	346
5.407% due 05/01/2036 (g)	14	14
5.500% due 01/01/2021 - 06/01/2037 (g)	94,367	95,537
5.500% due 03/01/2038 - 04/01/2038	8,000	8,044
5.722% due 07/01/2044 (g)	116	116
5.973% due 09/01/2034 (g)	68	69
6.000% due 04/01/2036 - 01/01/2038 (g)	98,193	100,698
6.000% due 04/01/2038	8,400	8,606
6.089% due 12/01/2036 (g)	60	61
6.500% due 10/01/2035 - 10/01/2037 (g)	9,024	9,356

58	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 04/01/2038	$300	$311
7.000% due 09/01/2013	7	8

Freddie Mac
2.968% due 07/15/2019 - 10/15/2020 (g)	11,127	10,766
3.048% due 02/15/2019 (g)	4,003	3,978
4.210% due 03/01/2034 (g)	435	447
5.500% due 08/15/2030 - 04/01/2038	2,003	2,023
5.500% due 03/01/2037 - 01/01/2038 (g)	12,355	12,490
5.722% due 02/25/2045	65	63
6.000% due 09/01/2037 (g)	6,621	6,796
6.669% due 02/01/2024 (g)	20	20
8.000% due 01/01/2017 (g)	21	23

Ginnie Mae
6.000% due 05/15/2033 - 04/15/2034	47	48
6.000% due 12/15/2036 - 09/15/2037 (g)	8,402	8,686
6.375% due 03/20/2027	3	3
8.000% due 02/15/2030	2	2

Small Business Administration
4.750% due 07/01/2025	1,113	1,093
5.520% due 06/01/2024	1,206	1,249

Total U.S. Government Agencies (Cost $295,177)		298,873

U.S. TREASURY OBLIGATIONS 0.4%

Treasury Inflation Protected Securities (c)
3.000% due 07/15/2012	118	132

U.S. Treasury Notes
2.750% due 02/28/2013	900	922

Total U.S. Treasury Obligations (Cost $1,047)		1,054

MORTGAGE-BACKED SECURITIES 12.4%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	286	262

Banc of America Commercial Mortgage, Inc.
5.740% due 05/10/2045	400	405

Banc of America Funding Corp.
4.113% due 05/25/2035	487	463
6.142% due 01/20/2047	521	452

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	131	128
6.500% due 09/25/2033	45	44

Bear Stearns Adjustable Rate Mortgage Trust
4.617% due 01/25/2034	152	142
5.031% due 04/25/2033	6	6
5.072% due 11/25/2034	9	9
6.851% due 01/25/2034	9	9

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	554	436
5.371% due 05/25/2035	1,030	892
5.706% due 09/25/2035	222	182

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	156	152

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	507	385
6.000% due 10/25/2033	110	107

Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	1,210	1,173
4.800% due 11/25/2034	671	630
5.250% due 02/20/2036	145	120

CS First Boston Mortgage Securities Corp.
5.638% due 05/25/2032	2	2

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 02/25/2037	$1,810	$1,696

First Horizon Asset Securities, Inc.
5.370% due 08/25/2035	376	355

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	555	501
2.679% due 01/25/2047	670	637

GSR Mortgage Loan Trust
5.250% due 11/25/2035	687	614
5.312% due 06/25/2034	391	368
6.000% due 03/25/2032	1	1

Harborview Mortgage Loan Trust
3.938% due 06/19/2034	9,900	8,836

Impac CMB Trust
4.135% due 07/25/2033	74	70

Indymac Index Mortgage Loan Trust
5.051% due 12/25/2034	210	191

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	1,261

JPMorgan Mortgage Trust
5.023% due 02/25/2035	402	366

MASTR Asset Securitization Trust
5.500% due 09/25/2033	37	36

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	232	187
4.910% due 12/25/2032	18	17

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	179	155
3.599% due 10/25/2035	122	106
6.944% due 01/25/2029	122	119

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	1	1

Prime Mortgage Trust
2.999% due 02/25/2019	16	15
2.999% due 02/25/2034	99	89

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	435	414

Structured Adjustable Rate Mortgage Loan Trust
5.540% due 08/25/2035	232	195

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	527	437

Structured Asset Securities Corp.
5.463% due 10/25/2035	523	500

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	509	483

WaMu Mortgage Pass-Through Certificates
2.889% due 10/25/2045	110	88
3.239% due 12/25/2027	1,194	1,131
5.220% due 02/27/2034	64	61
5.326% due 02/25/2046	379	295
5.526% due 11/25/2042	77	73
5.726% due 08/25/2042	51	47

Washington Mutual MSC Mortgage Pass-Through Certificates
7.020% due 02/25/2033	1	1

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	835	784
4.950% due 03/25/2036	626	597
4.992% due 10/25/2035	4,333	4,218

Total Mortgage-Backed Securities (Cost $33,268)		30,944

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 14.8%

ACE Securities Corp.
2.649% due 12/25/2036	$180	$173

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	18	16

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	274	267
2.759% due 05/25/2035	49	43

Bank One Issuance Trust
2.928% due 12/15/2010	4,400	4,400

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	606	566
2.679% due 10/25/2036	251	239

Carrington Mortgage Loan Trust
2.649% due 01/25/2037	2,186	2,047

Chase Credit Card Master Trust
2.928% due 02/15/2011	1,000	996

Chase Issuance Trust
3.609% due 05/16/2011 (a)	2,500	2,500

Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	5,120	4,950
2.679% due 06/25/2037	472	441
3.079% due 12/25/2031	87	78

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032	17	15

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	851	770
2.649% due 12/25/2036	429	406
2.669% due 12/25/2037	2,387	2,253

First USA Credit Card Master Trust
2.935% due 04/18/2011	1,600	1,598

Fremont Home Loan Trust
2.649% due 10/25/2036	1,655	1,632
2.659% due 01/25/2037	402	366

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	322	311

JPMorgan Mortgage Acquisition Corp.
2.649% due 07/25/2036	636	600
2.649% due 10/25/2036	2,006	1,869

Lehman XS Trust
2.669% due 05/25/2046	127	120

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	306	304
2.639% due 11/25/2036	1,753	1,667
2.879% due 10/25/2034	12	11

MASTR Asset-Backed Securities Trust
2.659% due 11/25/2036	512	484

Merrill Lynch Mortgage Investors, Inc.
2.629% due 06/25/2037	281	276
2.669% due 08/25/2036	1,122	1,071

Morgan Stanley ABS Capital I
2.649% due 10/25/2036	210	204

Nationstar Home Equity Loan Trust
2.719% due 04/25/2037	2,003	1,947

Option One Mortgage Loan Trust
2.649% due 07/25/2036	173	171

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036	639	617
2.699% due 08/25/2046	2,008	1,914

Soundview Home Equity Loan Trust
2.679% due 01/25/2037	1,764	1,684

Truman Capital Mortgage Loan Trust
2.939% due 01/25/2034	68	66

Total Asset-Backed Securities (Cost $38,418)		37,072

See Accompanying Notes	Annual Report	March 31, 2008	59

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.0%

China Development Bank
5.000% due 10/15/2015		$100	$100

Total Sovereign Issues (Cost $99)			100

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	300	160

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	2,000	2,991

Total Foreign Currency-Denominated Issues (Cost $2,885)			3,151

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.9%

DG Funding Trust
4.946% due 12/31/2049	217	$2,262

Total Preferred Stocks (Cost $2,294)		2,262

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 21.6%

COMMERCIAL PAPER 4.2%

Federal Home Loan Bank
1.500% due 04/01/2008	$10,400	10,400

REPURCHASE AGREEMENTS 0.4%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	1,000	1,000

(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,026. Repurchase proceeds are $1,000.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 17.0%
0.928% due 04/17/2008 -07/24/2008 (b)(d)(e)(h)	$42,685	$42,445

Total Short-Term Instruments (Cost $53,984)		53,845

PURCHASED OPTIONS (j) 1.7%
(Cost $1,326)		4,206

Total Investments 209.6% (Cost $521,738)		$523,519

Written Options (k) (1.4%) (Premiums $1,521)		(3,604)

Other Assets and Liabilities (Net) (108.2%)		(270,195)

Net Assets (f) 100.0%		$249,720

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $498 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	Securities with an aggregate market value of $199 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(f)	As of March 31, 2008, portfolio securities with an aggregate value of $3,493 and derivative instruments with an aggregate depreciation of ($163) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $217,574 at a weighted average interest rate of 4.357%. On March 31, 2008, securities valued at $282,937 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $582 and cash of $16,545 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index June Futures	Long	06/2008	449	$(401)
Euro-Bobl June Futures	Long	06/2008	5	(15)
Euro-Bobl June Futures Put Options Strike @ EUR 104.000	Long	06/2008	5	0
Euro-Schatz June Futures	Short	06/2008	17	12
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	17	0
S&P 500 Index June Futures	Long	06/2008	668	(1,133)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	71	1
U.S. Treasury 5-Year Note June Futures	Short	06/2008	431	(402)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	112	225
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	63	118
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	148	47
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	28	83
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	67	218
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	57	50

				$(1,195)

(i)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	$2,700	$(16)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	LEH	1,500	(10)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.170%	03/20/2013	RBS	400	(43)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	700	(12)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	BCLY	700	(19)

60	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.670%	03/20/2013	BCLY	$1,400	$25
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	200	(38)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	GSC	400	(28)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.050%	03/20/2013	GSC	400	(26)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	1,500	(80)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	500	(102)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	300	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	3,600	(25)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	200	(3)
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	800	(1)
Multiple Reference Entities of Gazprom	Sell	1.600%	12/20/2012	BCLY	1,200	(60)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	4,000	(19)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	1,900	(4)
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	DUB	2,000	(3)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	MSC	100	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	LEH	400	(2)
SLM Corp. 5.125% due 08/27/2012	Sell	5.100%	03/20/2009	JPM	500	(21)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	2,400	(19)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.305%	03/20/2013	JPM	1,300	(26)

						$(533)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$1,000	$51
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	994	(39)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,000	(99)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,000	(89)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(43)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	BCLY	300	(2)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	1,400	12
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	200	0
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	200	0

						$(209)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	13,900	$(53)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		500	3
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$10,800	71
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		13,100	53
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		400	(3)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		1,800	(141)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		100	1
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		800	(7)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		400	2
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		1,000	2
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	1,100	5
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		500	(11)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		400	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		900	(22)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	2,600	5
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		1,400	(26)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		1,900	27
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	1,100	(5)
Pay	6-Month EUR-LIBOR	5.000%	12/19/2009	DUB		2,500	35
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		1,400	12
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		700	6
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		1,600	(11)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		400	(6)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		900	10
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	2,900	6
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		1,700	3
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		1,500	2

See Accompanying Notes	Annual Report	March 31, 2008	61

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	1,400	$1
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		1,700	27
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		300	3
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		3,400	27
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		7,400	148
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		2,100	41
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		5,900	(224)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	31
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		300	(3)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		300	(3)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		400	0
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	(1)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		200	16
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		200	16
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		600	31
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		1,200	78
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(61)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(13)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		100	(16)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	40,000	20
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		90,000	44
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	4,700	4
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		1,200	3
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$700	(38)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	1,700	(25)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		1,100	(15)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		400	(5)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		1,700	1
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		700	2
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		2,900	(52)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		2,000	(29)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		1,500	(2)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$1,000	(2)

							$(63)

(j)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	62	$1	$1
Call - CBOT U.S. Treasury 2-Year Note June Futures	110.000	05/23/2008	7	1	0
Call - CBOT U.S. Treasury 2-Year Note June Futures	110.500	05/23/2008	22	1	1
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	652	14	5
Call - CBOT U.S. Treasury 10-Year Note June Futures	137.000	05/23/2008	74	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	83.000	05/23/2008	132	1	2
Put - CME S&P 500 Index June Futures	650.000	06/19/2008	736	21	0

				$40	$10

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$28,400	$313	$475
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	24,500	118	1,012
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	35,200	125	1,454
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	7,500	30	310
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	43,800	389	568
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	24,000	259	297
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	4,600	44	70

							$1,278	$4,186

62	PIMCO Funds	See Accompanying Notes

March 31, 2008

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 05/01/2038	$106.000	05/06/2008	$12,600	$2	$0
Put - OTC Fannie Mae 5.000% due 05/01/2038	78.000	05/06/2008	4,000	0	0
Put - OTC Fannie Mae 5.500% due 05/01/2038	86.000	05/06/2008	47,700	6	9
Put - OTC Fannie Mae 6.000% due 04/01/2038	91.000	04/07/2008	4,000	0	0
Put - OTC Freddie Mac 5.500% due 06/01/2038	84.000	06/05/2008	2,000	0	1

				$8	$10

(k)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	85	$98	$181
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	28	34	33
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	100	143	22
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	14	11	7

				$286	$243

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$7,200	$182	$278
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	3,800	122	190
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	10,500	118	703
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	15,300	127	1,024
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,500	32	234
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	14,600	369	572
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	8,000	241	295
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	2,000	44	65

							$1,235	$3,361

(l)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	03/01/2038	$4,000	$3,917	$4,006
Freddie Mac	6.000%	04/01/2038	12,600	12,655	12,921
Ginnie Mae	6.000%	04/01/2038	8,400	8,647	8,669
U.S. Treasury Notes	2.000%	02/28/2010	900	905	910
U.S. Treasury Notes	2.125%	01/31/2010	900	906	914
U.S. Treasury Notes	2.750%	02/28/2013	900	913	926
U.S. Treasury Notes	2.875%	01/31/2013	14,400	14,579	14,813
U.S. Treasury Notes	3.125%	11/30/2009	2,100	2,150	2,182
U.S. Treasury Notes	3.250%	12/31/2009	1,200	1,228	1,245
U.S. Treasury Notes	4.250%	08/15/2013	800	864	879
U.S. Treasury Notes	4.500%	05/15/2017	7,400	7,882	8,187

				$54,646	$55,652

(2)	Market value includes $317 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	248	05/2008	$0	$(1)	$(1)
Buy	AUD	249	04/2008	1	0	1
Buy	BRL	14,552	07/2008	876	0	876
Sell		11,314	07/2008	183	0	183
Buy		10,473	12/2008	10	0	10
Sell		11,255	12/2008	121	0	121
Buy	CLP	64,260	12/2008	12	0	12
Sell	EUR	2,144	04/2008	0	(41)	(41)
Sell	GBP	2,799	04/2008	6	(13)	(7)
Buy	IDR	2,469,600	05/2008	0	(13)	(13)
Buy	INR	30,404	05/2008	34	0	34
Buy		19,694	08/2008	0	(11)	(11)
Sell	JPY	8,144	04/2008	0	0	0
Buy		54,762	05/2008	8	(4)	4
Sell		115,655	05/2008	7	0	7

See Accompanying Notes	Annual Report	March 31, 2008	63

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	368,752	05/2008	$0	$(25)	$(25)
Buy		1,205,984	08/2008	0	(66)	(66)
Buy	KWD	19	05/2008	2	0	2
Buy	MXN	19,690	07/2008	62	0	62
Sell		19,690	07/2008	0	(23)	(23)
Buy	MYR	3,221	05/2008	45	0	45
Buy	PHP	37,343	05/2008	76	0	76
Buy	PLN	3,945	07/2008	319	0	319
Sell		3,945	07/2008	0	(180)	(180)
Buy	RUB	31,764	07/2008	79	0	79
Sell		31,305	07/2008	0	(62)	(62)
Buy		20,383	11/2008	27	0	27
Sell		6,732	11/2008	0	(13)	(13)
Buy	SAR	254	05/2008	0	(1)	(1)
Buy	SEK	534	06/2008	3	0	3
Buy	SGD	3,729	05/2008	217	0	217
Buy		728	11/2008	14	0	14
Buy	ZAR	379	07/2008	0	(10)	(10)

				$2,102	$(463)	$1,639

64	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® TR Short Strategy Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 27.1%

BANKING & FINANCE 21.4%

American Express Centurion Bank
2.835% due 04/17/2009	$1,200	$1,197

American Express Co.
7.000% due 03/19/2018	600	631

American General Finance Corp.
6.900% due 12/15/2017	400	392

American Honda Finance Corp.
3.050% due 03/09/2009	500	500

American International Group, Inc.
5.850% due 01/16/2018	400	394

ANZ National International Ltd.
3.168% due 08/07/2009	1,100	1,098

Bank of America Corp.
6.000% due 09/01/2017	300	316
8.000% due 12/29/2049	600	602

Bank of Scotland PLC
4.037% due 07/17/2009	600	600

Barclays Bank PLC
6.050% due 12/04/2017 (f)	200	196

Bear Stearns Cos., Inc.
2.786% due 03/30/2009	400	380
3.160% due 08/21/2009	200	189
3.456% due 04/29/2008	900	896

BNP Paribas
5.186% due 06/29/2049	200	168

C10 Capital SPV Ltd.
6.722% due 12/31/2049	200	185

Calabash Re Ltd.
11.200% due 01/08/2010	400	406

CIT Group, Inc.
2.729% due 12/19/2008	100	90
3.302% due 05/23/2008	100	98
3.401% due 01/30/2009	1,100	958

Citigroup Capital XXI
8.300% due 12/21/2057	4,000	3,953

Citigroup Funding, Inc.
2.599% due 04/23/2009	100	99
2.606% due 06/26/2009 (f)	200	197
2.980% due 12/08/2008	100	99

Citigroup, Inc.
2.701% due 12/28/2009 (f)	300	294
5.300% due 10/17/2012	200	201
5.500% due 08/27/2012	500	504
5.850% due 07/02/2013	200	203
6.000% due 08/15/2017	300	297
6.125% due 08/25/2036	100	88

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	5,300	5,240

Foundation Re II Ltd.
9.820% due 11/26/2010	400	408

General Electric Capital Corp.
2.931% due 03/12/2010 (f)	100	100
3.964% due 01/20/2010 (f)	700	695
6.375% due 11/15/2067	100	98

Goldman Sachs Group, Inc.
2.689% due 12/22/2008	200	199
2.746% due 03/30/2009	200	198
3.186% due 11/10/2008	300	298
3.406% due 07/29/2008	400	399
4.178% due 07/23/2009	20	20
5.950% due 01/18/2018	100	99
6.150% due 04/01/2018 (a)	500	501
6.250% due 09/01/2017	600	605
6.750% due 10/01/2037 (f)	1,500	1,400

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Bank USA N.A.
3.130% due 06/10/2009	$300	$299

HSBC Finance Corp.
2.930% due 09/15/2008	1,000	991
3.954% due 10/21/2009	200	193

HSBC Holdings PLC
6.500% due 05/02/2036	400	388
6.500% due 09/15/2037	100	95

International Lease Finance Corp.
3.312% due 05/24/2010	900	852

JPMorgan Chase & Co.
4.919% due 10/02/2009	500	495
6.000% due 01/15/2018	200	209

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	313

Keycorp
2.706% due 05/26/2009	2,700	2,695

Lehman Brothers Holdings, Inc.
2.788% due 04/03/2009	300	286
2.809% due 12/23/2010	200	171
3.346% due 11/10/2009	200	181
3.984% due 10/22/2008	500	487
4.171% due 07/18/2011	300	267
5.625% due 01/24/2013	300	292

MBNA Corp.
3.525% due 05/05/2008	1,100	1,101

MetLife, Inc.
6.400% due 12/15/2036	100	80

Morgan Stanley
3.206% due 02/09/2009	900	890
4.134% due 01/22/2009	100	98
5.950% due 12/28/2017	200	194
6.250% due 08/28/2017	200	199

Mystic Re Ltd.
9.390% due 12/05/2008	300	297

National Australia Bank Ltd.
2.979% due 09/11/2009	400	400

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	300	300
6.990% due 10/29/2049	3,000	2,552

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	90

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008 (f)	700	698
3.954% due 10/21/2008	600	599

SLM Corp.
3.491% due 07/26/2010	100	79
3.541% due 07/25/2008	1,300	1,278

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	200	158

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	85

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	94

UBS AG
5.875% due 12/20/2017	200	205

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	200	200

Wachovia Bank N.A.
2.639% due 03/23/2009	800	793

Wachovia Corp.
3.301% due 10/28/2008	600	597
4.388% due 10/15/2011	200	185
5.750% due 02/01/2018	600	589
7.980% due 02/28/2049	7,200	7,096

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo & Co.
2.659% due 03/23/2010	$800	$787

		53,349

INDUSTRIALS 4.3%

Anadarko Petroleum Corp.
3.200% due 09/15/2009	500	491

AstraZeneca PLC
5.900% due 09/15/2017	100	106
6.450% due 09/15/2037	100	108

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	300	326

Comcast Corp.
4.677% due 07/14/2009	400	389

CSC Holdings, Inc.
7.250% due 07/15/2008	1,000	1,002

Daimler Finance North America LLC
3.218% due 03/13/2009	200	198
3.298% due 03/13/2009	300	296
3.562% due 08/03/2009	300	295

Diageo Capital PLC
3.196% due 11/10/2008	600	598

Gaz Capital S.A.
6.212% due 11/22/2016	100	93

General Electric Co.
3.030% due 12/09/2008	400	400

International Business Machines Corp.
5.700% due 09/14/2017 (f)	2,000	2,100

Kraft Foods, Inc.
6.125% due 02/01/2018	200	200

Rohm & Haas Co.
6.000% due 09/15/2017	100	102

Safeway, Inc.
3.005% due 03/27/2009	1,300	1,282

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009	500	501
5.500% due 02/16/2012	700	744

Transocean, Inc.
3.214% due 09/05/2008	300	299

Union Pacific Corp.
5.700% due 08/15/2018	600	598

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	600	600

Williams Cos., Inc.
6.375% due 10/01/2010	100	103

		10,831

UTILITIES 1.4%

AT&T, Inc.
3.155% due 05/15/2008	200	200

BellSouth Corp.
3.165% due 08/15/2008 (f)	400	400

Enel Finance International S.A.
6.800% due 09/15/2037	700	708

Florida Power Corp.
3.468% due 11/14/2008	700	700

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	100	97

NGPL Pipe Co. LLC
6.514% due 12/15/2012	200	208

Southern California Edison Co.
3.212% due 02/02/2009	200	193

See Accompanying Notes	Annual Report	March 31, 2008	65

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Telefonica Emisones SAU
2.842% due 06/19/2009	$1,000	$974

		3,480

Total Corporate Bonds & Notes (Cost $68,857)		67,660

MUNICIPAL BONDS & NOTES 1.1%

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	973

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	95	93

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	503

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	23

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,000	881

San Diego, California Tobacco Settlement Revenue Funding Corporations Revenue Bonds, Series 2006
7.125% due 06/01/2032	100	97

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	300	286

Total Municipal Bonds & Notes (Cost $2,928)		2,856

U.S. GOVERNMENT AGENCIES 48.6%

Fannie Mae
2.949% due 09/25/2042	200	199
4.176% due 06/01/2034	549	552
4.442% due 09/01/2035	216	219
4.567% due 07/01/2035	173	174
4.634% due 09/01/2035	228	228
4.667% due 12/01/2033	96	97
4.695% due 12/01/2033	59	59
4.835% due 06/01/2035	282	286
4.989% due 06/01/2035	265	270
5.000% due 10/01/2035 - 05/01/2038	2,974	2,939
5.000% due 03/01/2036 (f)	7,902	7,834
5.039% due 03/01/2035	36	37
5.500% due 11/01/2021 - 05/01/2038	49,611	50,113
5.500% due 05/01/2035 - 03/01/2037 (f)	4,772	4,823
6.000% due 10/01/2026 - 10/01/2036 (f)	11,892	12,206
6.000% due 02/01/2027 - 04/01/2038	20,878	21,416
6.329% due 10/01/2034	22	22
6.442% due 11/01/2035	37	38
6.500% due 08/01/2037 - 09/01/2037	2,299	2,384

Freddie Mac
2.968% due 07/15/2019 - 10/15/2020	4,743	4,590
3.048% due 02/15/2019	1,601	1,591
3.218% due 06/15/2018	27	27
4.701% due 06/01/2035	437	444
4.876% due 11/01/2034	168	174
5.000% due 12/15/2020 - 01/15/2024	115	116

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 03/01/2037 (f)	$5,022	$5,077
6.000% due 08/01/2027 - 09/01/2037	3,424	3,517

Ginnie Mae
6.000% due 02/15/2036 - 09/15/2037	1,838	1,900

Small Business Administration
5.520% due 06/01/2024	19	20

Total U.S. Government Agencies (Cost $119,203)		121,352

U.S. TREASURY OBLIGATIONS 0.4%

Treasury Inflation Protected Securities (c)
3.000% due 07/15/2012	118	132

U.S. Treasury Notes
2.750% due 02/28/2013	800	814

Total U.S. Treasury Obligations (Cost $944)		946

MORTGAGE-BACKED SECURITIES 5.6%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	41	37

Banc of America Commercial Mortgage, Inc.
5.740% due 05/10/2045	300	304

Banc of America Funding Corp.
4.113% due 05/25/2035	70	66

Banc of America Mortgage Securities, Inc.
4.362% due 05/25/2033	330	323

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	161	155
4.777% due 11/25/2034	141	137
5.072% due 11/25/2034	454	441

Bear Stearns Alt-A Trust
5.371% due 05/25/2035	12	10
5.706% due 09/25/2035	55	46

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	78	76
4.900% due 12/25/2035	120	114

Countrywide Alternative Loan Trust
2.879% due 02/25/2037	722	568
4.500% due 06/25/2035	332	329

Countrywide Home Loan Mortgage Pass-Through Trust
2.839% due 04/25/2035	1	1
4.723% due 02/20/2035	504	489
4.800% due 11/25/2034	276	259
5.250% due 02/20/2036	73	60

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	62	62

GSR Mortgage Loan Trust
4.539% due 09/25/2035	214	202
5.250% due 11/25/2035	344	307

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	880	829
2.779% due 05/19/2035	58	46

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	1,700	1,653

JPMorgan Mortgage Trust
5.023% due 02/25/2035	134	122

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	123	123

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	67	63

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mellon Residential Funding Corp.
3.561% due 12/15/2030	$509	$490
3.601% due 06/15/2030	7	7

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,590	1,542

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	66	53
6.033% due 05/25/2033	271	251

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	179	155

Morgan Stanley Capital I
5.809% due 12/12/2049	1,700	1,689

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	177	169
5.317% due 08/25/2034	245	228
5.726% due 01/25/2035	124	118

Structured Asset Mortgage Investments, Inc.
2.879% due 02/25/2036	69	54

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	218	207

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	892	838

WaMu Mortgage Pass-Through Certificates
5.526% due 11/25/2042	33	31
5.572% due 10/25/2046	694	571

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	385	362
4.950% due 03/25/2036	313	298

Total Mortgage-Backed Securities (Cost $14,128)		13,885

ASSET-BACKED SECURITIES 2.0%

ACE Securities Corp.
2.659% due 10/25/2036	282	268

American Express Credit Account Master Trust
3.318% due 02/15/2012	149	145

Argent Securities, Inc.
2.649% due 09/25/2036	78	76

Asset-Backed Securities Corp. Home Equity
2.759% due 05/25/2035	3	3
2.874% due 09/25/2034	72	64

Citigroup Mortgage Loan Trust, Inc.
2.659% due 05/25/2037	675	643

Countrywide Asset-Backed Certificates
2.649% due 03/25/2047	176	173
2.669% due 06/25/2037	195	189
3.079% due 12/25/2031	1	1

Ford Credit Auto Owner Trust
3.418% due 07/15/2010	500	498

GSR Mortgage Loan Trust
2.699% due 11/25/2030	9	9

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	134	124

JPMorgan Mortgage Acquisition Corp.
2.649% due 08/25/2036	85	82

Long Beach Mortgage Loan Trust
2.659% due 10/25/2036	839	810
2.689% due 01/25/2046	6	6
2.879% due 10/25/2034	9	8

Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	26	26

Park Place Securities, Inc.
2.911% due 10/25/2034	325	272

66	PIMCO Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Mortgage Products, Inc.
2.679% due 10/25/2036		$256	$245

Residential Asset Securities Corp.
2.669% due 11/25/2036		190	181

SLM Student Loan Trust
3.321% due 10/27/2014		756	752
3.331% due 01/25/2016		55	55
3.331% due 01/25/2018		63	63

Soundview Home Equity Loan Trust
2.659% due 06/25/2036		7	7

Structured Asset Securities Corp.
2.649% due 10/25/2036		274	265

Total Asset-Backed Securities (Cost $5,164)			4,965

SOVEREIGN ISSUES 0.0%

Russia Government International Bond
8.250% due 03/31/2010		11	12

Total Sovereign Issues (Cost $12)			12

FOREIGN CURRENCY-DENOMINATED ISSUES 1.1%

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	1,900	2,842

Total Foreign Currency-Denominated Issues (Cost $2,568)			2,842

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.4%

DG Funding Trust
4.946% due 12/31/2049	85	$886

Total Preferred Stocks (Cost $904)		886

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 31.4%

COMMERCIAL PAPER 16.4%

Bank of America Corp.
2.950% due 04/07/2008	$4,600	4,598

Barclays U.S. Funding Corp.
3.025% due 05/20/2008	5,200	5,179

Federal Home Loan Bank
1.500% due 04/01/2008	9,700	9,700

Nordea N.A., Inc.
2.950% due 04/09/2008	6,100	6,096

Societe General N.A.
2.770% due 06/16/2008	6,700	6,661

UBS Finance Delaware LLC
3.020% due 04/04/2008	1,600	1,600
3.035% due 06/02/2008	5,200	5,175

Westpac Trust Securities NZ Ltd.
4.320% due 04/07/2008	2,000	1,998

		41,007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 3.5%

State Street Bank and Trust Co.
1.900% due 04/01/2008	$8,651	$8,651

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $8,828. Repurchase proceeds are $8,651.)

U.S. TREASURY BILLS 11.5%
0.655% due 04/17/2008 - 07/17/2008 (b)(d)	28,800	28,742

Total Short-Term Instruments (Cost $78,429)		78,400

PURCHASED OPTIONS (i) 0.6%
(Cost $422)		1,555

Total Investments 118.3% (Cost $293,559)		$295,359

Written Options (j) (0.6%) (Premiums $653)		(1,421)

Other Assets and Liabilities (Net) (17.7%)		(44,297)

Net Assets (e) 100.0%		$249,641

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $571 and derivative instruments with an aggregate depreciation of ($78) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $32,262 at a weighted average interest rate of 4.526%. On March 31, 2008, securities valued at $35,539 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $16,491 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	313	$2,175
90-Day Eurodollar December Futures	Long	12/2009	12	0
90-Day Eurodollar June Futures	Long	06/2008	159	984
90-Day Eurodollar June Futures	Long	06/2009	12	1
90-Day Eurodollar March Futures	Long	03/2009	117	578
90-Day Eurodollar September Futures	Long	09/2008	16	111
90-Day Eurodollar September Futures	Long	09/2009	22	16
E-mini S&P 500 Index June Futures	Short	06/2008	1,250	(635)
Euro-Bobl June Futures	Long	06/2008	5	(15)
Euro-Schatz June Futures	Short	06/2008	16	11
S&P 500 Index June Futures	Short	06/2008	506	(1,578)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	55	0
U.S. Treasury 5-Year Note June Futures	Long	06/2008	71	(9)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	267	720
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	39	62
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	97	46
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	15	45
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	30	103
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	53	67

				$2,683

See Accompanying Notes	Annual Report	March 31, 2008	67

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.880%	03/20/2013	RBS	$8,200	$20
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	1,200	(7)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	08/20/2016	MSC	500	(5)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.670%	03/20/2013	BCLY	800	15
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	GSC	300	(21)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.050%	03/20/2013	GSC	300	(20)
GMAC LLC 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	BOA	1,000	(57)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	700	(37)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	100	0
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	1,300	(9)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009	MSC	200	(1)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	100	(2)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	100	0
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	300	0
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	MSC	100	(3)
Multiple Reference Entities of Gazprom	Sell	2.480%	02/20/2013	MSC	1,000	(18)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	1,400	(7)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	CSFB	200	(1)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	800	(1)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.620%	08/20/2011	BCLY	500	(8)
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	DUB	800	(1)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	LEH	200	(1)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.495%	08/20/2011	BCLY	500	(13)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	700	(6)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	BCLY	300	(3)

						$(186)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$800	$41
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(44)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	1,500	(6)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	2,000	(6)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	7,700	52
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	1,300	12

						$49

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	4,200	$(16)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		300	2
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		$4,500	97
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		12,800	51
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		2,200	(29)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		3,200	(26)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	GSC		700	(74)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		300	(26)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		600	(4)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		400	2
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		700	0
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	200	1
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		200	(4)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		200	(4)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		200	(4)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		700	(17)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	2,800	5
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	400	(2)
Pay	6-Month EUR-LIBOR	5.000%	12/19/2009	DUB		1,300	18
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		600	5
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		300	3
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		1,500	(10)

68	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC	EUR	400	$(6)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		600	6
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	1,000	2
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		600	1
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		600	1
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		600	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		600	9
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100	1
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		1,200	10
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		3,000	60
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		900	17
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		300	(3)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		300	(3)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		400	0
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	(1)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		200	16
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		100	9
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		300	19
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		600	48
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		200	(24)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(13)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	20,000	10
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		30,000	15
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	2,000	2
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		500	1
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		500	(27)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	700	(10)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		500	(7)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		200	(3)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		600	0
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		300	1
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		1,100	(20)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		800	(12)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		1,000	(1)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		$2,000	(5)

							$57

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	50	$1	$1
Call - CBOT U.S. Treasury 5-Year Note June Futures	132.000	05/23/2008	10	0	0
Call - CME S&P 500 Index June Futures	1,775.000	06/19/2008	125	4	0
Call - CME S&P 500 Index June Futures	1,800.000	06/20/2008	450	13	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	159	3	2

				$21	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$11,500	$126	$192
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	13,000	63	537
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	11,000	39	455
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,000	14	165
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	3,000	28	39
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	9,600	104	119
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	2,300	22	35

							$396	$1,542

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 05/01/2038	$86.000	05/06/2008	$14,000	$4	$3
Put - OTC Fannie Mae 5.500% due 06/01/2038	86.375	06/05/2008	10,000	1	7

				$5	$10

See Accompanying Notes	Annual Report	March 31, 2008	69

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

(j)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	89	$105	$189
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	26	32	31
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	90	127	19
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	13	10	7

				$274	$246

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,900	$73	$112
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	1,400	45	70
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,500	62	368
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,000	41	335
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,500	12	100
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,000	27	39
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	3,200	97	118
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	1,000	22	33

							$379	$1,175

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	6.500%	04/01/2038	$400	$409	$414
Ginnie Mae	6.000%	04/01/2038	1,800	1,853	1,858
U.S. Treasury Notes	2.000%	02/28/2010	700	704	708
U.S. Treasury Notes	2.125%	01/31/2010	700	704	711
U.S. Treasury Notes	2.750%	02/28/2013	800	811	820
U.S. Treasury Notes	2.875%	01/31/2013	2,800	2,835	2,880
U.S. Treasury Notes	3.125%	11/30/2009	1,000	1,024	1,039
U.S. Treasury Notes	3.250%	12/31/2009	600	614	622
U.S. Treasury Notes	4.250%	08/15/2013	700	756	770
U.S. Treasury Notes	4.500%	05/15/2017	1,900	2,036	2,103

				$11,746	$11,925

(2)	Market value includes $95 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	114	05/2008	$0	$0	$0
Buy	BRL	8,332	07/2008	515	0	515
Sell		732	07/2008	11	0	11
Buy		2,461	12/2008	4	0	4
Sell		179	12/2008	2	0	2
Sell	EUR	1,994	04/2008	0	(38)	(38)
Buy	GBP	290	04/2008	0	(1)	(1)
Sell		2,361	04/2008	5	(8)	(3)
Buy	IDR	970,200	05/2008	0	(5)	(5)
Buy	INR	12,168	05/2008	14	0	14
Buy		7,782	08/2008	0	(4)	(4)
Sell	JPY	5,164	04/2008	0	0	0
Buy		70,625	05/2008	6	(12)	(6)
Sell		119,947	05/2008	10	0	10
Buy	KRW	150,529	05/2008	0	(11)	(11)
Buy		620,019	08/2008	0	(35)	(35)
Buy	KWD	9	05/2008	1	0	1
Buy	MXN	8,681	07/2008	27	0	27
Sell		4,494	07/2008	0	(6)	(6)
Buy	MYR	1,061	05/2008	14	0	14
Buy	PHP	14,314	05/2008	29	0	29
Buy	PLN	1,624	07/2008	132	0	132
Sell		1,624	07/2008	0	(74)	(74)
Buy	RUB	20,009	07/2008	50	0	50
Sell		18,433	07/2008	0	(37)	(37)

70	PIMCO Funds	See Accompanying Notes

March 31, 2008

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	RUB	8,555	11/2008	$11	$0	$11
Buy	SAR	116	05/2008	0	0	0
Buy	SEK	987	06/2008	6	0	6
Buy	SGD	611	05/2008	35	0	35
Buy		673	11/2008	13	0	13
Buy	ZAR	150	07/2008	0	(4)	(4)

				$885	$(235)	$650

See Accompanying Notes	Annual Report	March 31, 2008	71

Consolidated Schedule of Investments   CommodityRealReturn Strategy Fund®

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

Daimler Finance North America LLC
6.800% due 08/03/2012	$59,501	$49,493

Georgia-Pacific Corp.
4.446% due 12/20/2012	800	744
4.740% due 12/20/2012	8,905	8,273
4.835% due 12/20/2012	1,048	973

HCA, Inc.
4.946% due 11/16/2013	19,651	18,102

Shackleton Re Ltd.
10.750% due 08/01/2008	5,000	4,825
11.250% due 08/01/2008	3,000	2,895

Tribune Co.
7.396% due 05/30/2009	7,000	6,296

Total Bank Loan Obligations (Cost $102,051)		91,601

CORPORATE BONDS & NOTES 8.4%

BANKING & FINANCE 6.1%

Allstate Life Global Funding Trusts CPI Linked Bond
5.130% due 03/01/2010	7,000	6,942

American Express Bank FSB
6.000% due 09/13/2017	23,900	23,357

American Express Centurion Bank
3.075% due 05/07/2008	7,000	6,999
6.000% due 09/13/2017	24,800	24,117

American Express Co.
7.000% due 03/19/2018	25,740	27,090
8.150% due 03/19/2038	7,390	8,214

American International Group, Inc.
5.850% due 01/16/2018	22,500	22,137

Atlantic & Western Re Ltd.
10.979% due 01/09/2009	15,000	15,114

Bank of America Corp.
3.155% due 11/06/2009	9,600	9,533
8.000% due 12/29/2049	14,700	14,747

Bank of Scotland PLC
4.037% due 07/17/2009	4,600	4,599

Barclays Bank PLC
6.050% due 12/04/2017	41,300	40,385
7.434% due 09/29/2049	8,500	7,700

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	26,500	26,547
7.250% due 02/01/2018	15,000	15,539

C10 Capital SPV Ltd.
6.722% due 12/31/2049	1,000	927

C5 Capital SPV Ltd.
6.196% due 12/01/2049	5,000	4,939

Calabash Re Ltd.
11.200% due 01/08/2010	4,100	4,160
13.700% due 01/08/2010	2,400	2,476

Caterpillar Financial Services Corp.
3.130% due 05/18/2009	2,400	2,391

CIT Group, Inc.
5.000% due 11/24/2008	24,000	22,064

Citigroup Capital XXI
8.300% due 12/21/2057	15,100	14,923

Citigroup Funding, Inc.
2.599% due 04/23/2009	5,000	4,940

Citigroup, Inc.
2.701% due 12/28/2009	49,400	48,384
3.291% due 01/30/2009	4,600	4,560

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Danske Bank A/S
5.914% due 12/29/2049	$3,000	$2,774

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	15,825	13,019
7.800% due 06/01/2012	1,000	826
7.875% due 06/15/2010	5,400	4,713
8.000% due 12/15/2016	200	157

Foundation Re Ltd.
7.170% due 11/24/2008	4,500	4,400

Foundation Re II Ltd.
9.820% due 11/26/2010	10,500	10,723

General Electric Capital Corp.
2.941% due 12/12/2008	10,200	10,222
3.244% due 10/24/2008	8,800	8,794
3.274% due 10/26/2009	10,700	10,596
3.994% due 10/21/2010	4,500	4,462
5.875% due 01/14/2038	20,000	19,343

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	7,500	7,446
6.750% due 10/01/2037	63,000	58,790

HSBC Finance Corp.
3.070% due 05/21/2008	400	400
3.954% due 10/21/2009	600	579

Kamp Re 2005 Ltd.
2.961% due 12/14/2010 (a)	4,217	2

Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	5,500	5,348
5.625% due 01/24/2013	14,000	13,633

Longpoint Re Ltd.
8.050% due 05/08/2010	11,900	12,064

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,453

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (m)	27,000	24,535

Merrill Lynch & Co., Inc.
3.888% due 10/23/2008	26,300	26,212
5.450% due 02/05/2013	8,000	7,882
6.400% due 08/28/2017	24,100	23,840

Morgan Stanley
2.639% due 11/21/2008	3,100	3,082
4.134% due 01/22/2009	3,000	2,946

Mystic Re Ltd.
9.390% due 12/05/2008	6,600	6,545
12.090% due 12/05/2008	1,000	990

Osiris Capital PLC
9.258% due 01/15/2010	1,700	1,719

Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	2,000	2,000

Phoenix Quake Wind II Ltd.
6.198% due 07/03/2008	240	237

Prudential Financial, Inc.
6.100% due 06/15/2017	2,000	2,051

Rabobank Nederland
4.278% due 01/15/2009	9,200	9,196

Residential Reinsurance 2007 Ltd.
10.326% due 06/07/2010	14,100	14,363
13.326% due 06/07/2010	8,800	9,004

Rockies Express Pipeline LLC
4.250% due 08/20/2009	11,600	11,607

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	4,000	3,994

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	7,300	6,592

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	4,900	4,887

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Spinnaker Capital Ltd.
7.042% due 06/20/2008	$1,250	$1,253
14.300% due 06/15/2008	390	396

UBS AG
5.875% due 12/20/2017	13,700	14,039

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	20,000	19,982

Vita Capital Ltd.
5.602% due 01/01/2010	3,500	3,422
6.102% due 01/01/2010	5,500	5,413

Vita Capital III Ltd.
5.822% due 01/01/2012	8,000	7,722
5.829% due 01/01/2011	300	294

VTB Capital S.A.
3.839% due 08/01/2008	19,000	18,810

Wachovia Bank N.A.
3.146% due 12/02/2010	27,200	25,979

Wachovia Corp.
7.980% due 02/28/2049	17,900	17,641

Wells Fargo & Co.
4.375% due 01/31/2013	16,800	16,739

World Savings Bank FSB
3.201% due 03/02/2009	2,700	2,707

		849,607

INDUSTRIALS 1.2%

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,510

C8 Capital SPV Ltd.
6.640% due 12/29/2049	6,500	6,017

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,546

Con-way, Inc.
7.250% due 01/15/2018	10,000	10,501

CSC Holdings, Inc.
7.250% due 07/15/2008	1,400	1,404

CSX Corp.
6.250% due 03/15/2018	5,000	4,947

EchoStar DBS Corp.
5.750% due 10/01/2008	7,800	7,780
6.375% due 10/01/2011	8,000	7,700

El Paso Corp.
6.375% due 02/01/2009	5,600	5,667

Enterprise Products Operating LLC
6.500% due 01/31/2019 (b)	14,700	14,680

HCA, Inc.
9.250% due 11/15/2016	5,000	5,200

Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,355

Hospira, Inc.
5.900% due 06/15/2014	2,500	2,542

Kraft Foods, Inc.
6.000% due 02/11/2013	11,350	11,752
6.125% due 02/01/2018	19,000	19,037

Kroger Co.
6.400% due 08/15/2017	5,000	5,290

Limited Brands, Inc.
6.900% due 07/15/2017	2,000	1,786

Macys Retail Holdings, Inc.
7.450% due 07/15/2017	2,000	1,955

Mandalay Resort Group
6.500% due 07/31/2009	2,000	2,002
9.500% due 08/01/2008	1,100	1,106

72	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Motorola, Inc.
6.000% due 11/15/2017	$4,000	$3,434

Nucor Corp.
5.750% due 12/01/2017	4,000	4,151

Target Corp.
6.000% due 01/15/2018	4,000	4,105

UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,275
6.875% due 02/15/2038	3,750	3,594

Valero Energy Corp.
6.625% due 06/15/2037	10,000	9,589

Viacom, Inc.
6.125% due 10/05/2017	4,000	3,909
6.250% due 04/30/2016	2,500	2,438

Williams Cos., Inc.
6.375% due 10/01/2010	20,000	20,600

		170,872

UTILITIES 1.1%

BellSouth Corp.
4.240% due 04/26/2021	59,500	59,536

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	101

Consolidated Natural Gas Co.
5.000% due 03/01/2014	5,000	4,900

Dominion Resources, Inc.
3.248% due 11/14/2008	1,800	1,791

Embarq Corp.
7.082% due 06/01/2016	4,200	3,984

Enel Finance International S.A.
5.700% due 01/15/2013	57,000	59,083

Midwest Generation LLC
8.300% due 07/02/2009	7,733	7,888

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,500	1,504
7.000% due 08/03/2009	10,000	10,000

Qwest Corp.
5.625% due 11/15/2008	1,000	1,000

Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,937

		154,724

Total Corporate Bonds & Notes (Cost $1,190,961)		1,175,203

MUNICIPAL BONDS & NOTES 0.7%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,200	1,205

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	1,500	1,379

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	2,500	2,436

California State Metropolitan Water District Revenue Bonds, Series 2006
5.000% due 07/01/2029	5,565	5,621
5.000% due 07/01/2031	4,550	4,574

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	1,275	1,274

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	200	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.248% due 01/01/2014	$1,270	$1,009
9.249% due 01/01/2014	730	537

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	4,500	4,161

Florida State Board of Education General Obligation Bonds, Series 2007
5.000% due 06/01/2028	2,500	2,528

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	4,400	4,046

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	700	556
5.750% due 06/01/2047	1,900	1,680

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	5,000	5,089

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	1,600	1,604

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	1,061

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,600	3,041
5.000% due 06/01/2041	1,200	967

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	8,000	7,950

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	1,270	1,071

New York State Environmental Facilities Corporations Revenue Bonds, Series 2006
5.000% due 10/15/2024	4,585	4,742

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	2,100	1,942
5.875% due 06/01/2047	16,000	14,098
6.000% due 06/01/2042	300	276

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	42,500	2,615

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,145

Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024	11,225	4,586

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	1,000	991

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,210

Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2024	1,255	1,217

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington State General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 07/01/2024	$600	$617

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	3,095	3,189

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	11,000	10,501

Total Municipal Bonds & Notes (Cost $100,756)		100,118

COMMODITY INDEX-LINKED NOTES 20.2%

ABN AMRO Bank NV (DJAIGTR)
4.187% due 04/14/2008	106,800	177,748

Barclays Bank PLC (DJAIGTR)
4.930% due 09/24/2008	235,000	395,807

Calyon Financial, Inc. (DJAIGTR)
5.024% due 08/16/2008	97,000	147,566

Commonwealth Bank of Australia (DJAIGTR)
4.981% due 09/30/2008	122,000	211,803

Credit Suisse USA, Inc. (DJAIGTR)
0.000% due 02/17/2009 (m)	95,000	115,395

Goldman Sachs Group, Inc. (GSCI)
5.061% due 12/01/2008	50,000	71,359

Landesbank Baden-Wurttemberg (DJAIGTR)
2.982% due 11/25/2008	231,500	312,729

Morgan Stanley (GSCI)
3.181% due 03/06/2009	187,000	217,876

Natixis Financial Products, Inc. (DJAIGTR)
2.885% due 05/30/2008 (m)	75,000	111,625
4.696% due 05/09/2008	86,000	132,226

Rabobank Nederland (DJAIGTR)
4.851% due 07/22/2008 (m)	200,000	312,741

Svensk ExportKredit AB (DJAIGCI)
4.884% due 11/25/2008 (m)	150,000	202,631

Svensk ExportKredit AB (DJAIGTR)
4.979% due 05/19/2008	88,000	130,392

Swiss Re Treasury US Corp. (DJAIGCI)
0.000% due 01/07/2009	29,000	39,599

TD NY LLC (DJAIGTR)
0.000% due 02/17/2009	200,000	234,855

Total Commodity Index-Linked Notes (Cost $1,952,300)		2,814,352

U.S. GOVERNMENT AGENCIES 31.0%

Fannie Mae
2.729% due 03/25/2036	2,718	2,689
4.665% due 05/01/2035	1,079	1,092
4.723% due 04/01/2035	535	539
5.000% due 07/01/2035 - 02/01/2037	31,207	30,935
5.244% due 04/01/2033	1,278	1,301
5.500% due 07/01/2033 - 04/01/2038	2,523,897	2,550,616
5.722% due 07/01/2044 - 10/01/2044	5,133	5,117
5.950% due 02/25/2044	8,665	8,850
6.000% due 06/01/2031 - 04/01/2038	973,188	997,900

Freddie Mac
3.048% due 02/15/2019	102,558	101,921
3.088% due 01/15/2037	448	433
3.168% due 12/15/2030	42	41
3.218% due 11/15/2016 - 03/15/2017	2,862	2,861

See Accompanying Notes	Annual Report	March 31, 2008	73

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.000% due 10/15/2023	$42	$42
4.540% due 01/01/2034	37	37
5.000% due 01/15/2018 - 08/15/2020	15,021	15,496
5.250% due 08/15/2011	3,118	3,170
5.464% due 03/01/2034	2,846	2,858
5.500% due 05/15/2016 - 04/01/2038	106,394	107,584
6.000% due 07/01/2032 - 11/01/2037	416,656	427,739
6.625% due 01/01/2034	1,284	1,297
7.100% due 06/01/2033	1,035	1,045
7.254% due 01/01/2034	1,543	1,576

Ginnie Mae
4.750% due 12/20/2035	2,409	2,407
5.500% due 11/15/2035 - 05/01/2038	36,658	37,335
5.625% due 07/20/2035	138	140
6.000% due 06/20/2034	181	184

Small Business Administration
5.902% due 02/10/2018	6,100	6,261

Total U.S. Government Agencies (Cost $4,224,454)		4,311,466

U.S. TREASURY OBLIGATIONS 96.4%

Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,859,682	1,903,704
1.625% due 01/15/2015	160,291	169,858
1.625% due 01/15/2018	214,815	225,305
1.750% due 01/15/2028	356,404	353,091
1.875% due 07/15/2013	719,017	775,415
1.875% due 07/15/2015	715,155	771,194
2.000% due 04/15/2012	73,864	79,513
2.000% due 01/15/2014	642,421	695,321
2.000% due 07/15/2014	827,453	898,046
2.000% due 01/15/2016	399,935	433,148
2.000% due 01/15/2026	460,117	473,885
2.375% due 01/15/2017	60,056	66,939
2.375% due 01/15/2025	1,205,116	1,310,376
2.375% due 01/15/2027	381,633	416,248
2.500% due 07/15/2016	360,804	405,933
2.625% due 07/15/2017	379,577	432,125
3.000% due 07/15/2012	644,585	722,339
3.375% due 01/15/2012	25,778	29,012
3.375% due 04/15/2032	58,853	77,282
3.500% due 01/15/2011	342,950	379,388
3.625% due 04/15/2028	981,872	1,272,138
3.875% due 04/15/2029	781,669	1,056,108
4.250% due 01/15/2010	421,178	456,912

U.S. Treasury Bonds
5.500% due 08/15/2028	11,400	13,210

Total U.S. Treasury Obligations (Cost $13,446,068)		13,416,490

MORTGAGE-BACKED SECURITIES 2.0%

American Home Mortgage Investment Trust
2.749% due 09/25/2035	447	445

Banc of America Funding Corp.
6.142% due 01/20/2047	435	377

Banc of America Large Loan, Inc.
3.328% due 08/15/2029	493	474

BCAP LLC Trust
2.769% due 01/25/2037	16,145	11,392

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	36,188	34,616
4.475% due 05/25/2033	325	310
4.550% due 08/25/2035	19,690	18,930
4.862% due 01/25/2035	8,823	8,552

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Alt-A Trust
5.706% due 09/25/2035	$1,386	$1,140

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	454	431

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	633	592

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	1,521	1,517
4.248% due 08/25/2035	9,239	8,778
4.748% due 08/25/2035	9,486	9,427
4.900% due 12/25/2035	1,975	1,882

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	4,226	4,227

Countrywide Alternative Loan Trust
2.616% due 09/20/2046	3,480	3,401
2.716% due 02/20/2047	13,545	10,189
2.731% due 12/20/2046	1,116	851
2.779% due 05/25/2047	6,002	4,557
2.879% due 12/25/2035	929	762

Countrywide Home Loan Mortgage Pass-Through Trust
2.939% due 06/25/2035	6,907	6,088

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 02/25/2037	1,131	1,060
3.235% due 10/25/2036	6,811	6,476

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	5,833	5,256

GSR Mortgage Loan Trust
4.539% due 09/25/2035	22,418	21,134

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	2,861	2,695
2.779% due 05/19/2035	2,502	1,972

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	2,676	2,520

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	7,374	6,869

Lehman XS Trust
2.679% due 07/25/2046	3,440	3,339

Residential Accredit Loans, Inc.
2.899% due 08/25/2035	3,573	2,776

Securitized Asset Sales, Inc.
7.282% due 11/26/2023	100	98

Structured Asset Mortgage Investments, Inc.
2.669% due 08/25/2036	4,348	4,254

Structured Asset Securities Corp.
2.649% due 05/25/2036	521	497
5.463% due 10/25/2035	5,584	5,336

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	766	751

Thornburg Mortgage Securities Trust
2.709% due 03/25/2046	1,069	1,050
2.709% due 11/25/2046	1,455	1,380
2.719% due 09/25/2046	21,070	19,692

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	38,974	36,629

WaMu Mortgage Pass-Through Certificates
5.136% due 12/25/2046	3,564	2,772
5.526% due 11/25/2042	796	756
5.572% due 07/25/2046	15,934	10,769
5.826% due 11/25/2046	2,787	2,310

Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034	5,286	5,026
4.110% due 06/25/2035	1,873	1,863

Total Mortgage-Backed Securities (Cost $298,835)		276,218

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 1.1%

Aames Mortgage Investment Trust
2.749% due 08/25/2035	$291	$285

ACE Securities Corp.
2.649% due 07/25/2036	3,010	2,958
2.659% due 10/25/2036	507	482

Argent Securities, Inc.
2.649% due 10/25/2036	6,731	6,581

Asset-Backed Funding Certificates
2.659% due 11/25/2036	1,341	1,239
2.949% due 06/25/2034	8,608	7,620

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	858	833

Bank One Issuance Trust
2.928% due 12/15/2010	1,700	1,700

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	937	875
2.679% due 10/25/2036	1,255	1,194
2.799% due 09/25/2034	4	4
2.929% due 01/25/2036	920	895
3.049% due 03/25/2043	142	138

Bravo Mortgage Asset Trust
2.729% due 07/25/2036	432	425

Chase Issuance Trust
2.828% due 12/15/2010	3,960	3,960

Citigroup Mortgage Loan Trust, Inc.
2.649% due 11/25/2036	1,667	1,628
2.679% due 01/25/2037	718	686

Countrywide Asset-Backed Certificates
2.629% due 01/25/2046	6,550	6,417
2.649% due 01/25/2037	3,181	3,145
2.649% due 03/25/2037	4,736	4,547
2.659% due 09/25/2046	2,426	2,376
2.669% due 07/25/2036	3	3
2.709% due 10/25/2046	6,262	6,059
3.265% due 07/25/2036	1	1

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	16,753	15,166
2.849% due 04/25/2035	5	5

First USA Credit Card Master Trust
2.935% due 04/18/2011	800	799

Fremont Home Loan Trust
2.649% due 10/25/2036	1,254	1,236
2.659% due 01/25/2037	1,272	1,158
2.769% due 01/25/2036	392	391

GSAMP Trust
2.639% due 10/25/2046	2,240	2,138
2.669% due 10/25/2036	452	413

GSR Mortgage Loan Trust
2.699% due 11/25/2030	91	90

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	1,673	1,540

Indymac Residential Asset-Backed Trust
2.649% due 11/25/2036	1,993	1,959

JPMorgan Mortgage Acquisition Corp.
2.639% due 08/25/2036	1,190	1,160
2.649% due 07/25/2036	2,426	2,290
2.649% due 08/25/2036	6,820	6,590
2.669% due 11/25/2036	1,708	1,628

Lehman XS Trust
2.679% due 11/25/2046	8,075	7,649

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	148	148
2.639% due 11/25/2036	1,151	1,094

74	PIMCO Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset-Backed Securities Trust
2.659% due 10/25/2036		$122	$121

MBNA Credit Card Master Note Trust
2.918% due 12/15/2011		1,300	1,287

MBNA Master Credit Card Trust
4.402% due 09/15/2010		2,000	2,001

Merrill Lynch Mortgage Investors, Inc.
2.649% due 05/25/2037		4,304	4,233
2.659% due 04/25/2037		397	392
2.669% due 07/25/2037		4,570	4,381

Morgan Stanley ABS Capital I
2.629% due 06/25/2036		238	235
2.639% due 06/25/2036		410	405
2.639% due 10/25/2036		4,749	4,615
2.649% due 09/25/2036		4,066	3,870

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036		1,062	1,006

Option One Mortgage Loan Trust
2.639% due 02/25/2037		576	550
2.649% due 07/25/2036		346	342

Park Place Securities, Inc.
2.859% due 09/25/2035		401	387

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036		1,406	1,358

Residential Asset Securities Corp.
2.669% due 11/25/2036		12,581	11,991

Securitized Asset-Backed Receivables LLC Trust
2.649% due 09/25/2036		1,669	1,589

Soundview Home Equity Loan Trust
2.649% due 10/25/2036		4,431	4,288
2.659% due 11/25/2036		3,491	3,368
2.699% due 10/25/2036		1,232	1,202

Specialty Underwriting & Residential Finance
2.629% due 06/25/2037		509	498
2.644% due 11/25/2037		712	675

Structured Asset Investment Loan Trust
2.649% due 07/25/2036		737	702

Structured Asset Securities Corp.
2.649% due 10/25/2036		7,989	7,745

WFS Financial Owner Trust
3.590% due 10/19/2009		345	345

Total Asset-Backed Securities (Cost $164,273)			157,091

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
4.901% due 10/04/2011		15,200	15,226

Total Sovereign Issues (Cost $15,185)			15,226

FOREIGN CURRENCY-DENOMINATED ISSUES 4.4%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	43,740	22,594

Brazilian Government International CPI Linked Bond
6.000% due 08/15/2010		5,511	5,145

Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	21,929	28,209

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Credit Logement S.A.
4.954% due 06/23/2015	EUR	1,400	$2,147

France Government Bond
3.000% due 07/25/2012 (d)		11,366	19,192
3.150% due 07/25/2032 (d)		1,115	2,079

General Electric Capital Corp.
5.500% due 09/15/2067		34,400	51,451
6.500% due 09/15/2067	GBP	9,400	17,912

Green Valley Ltd.
8.376% due 01/10/2011	EUR	5,400	8,592

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)		4,404	7,160
2.350% due 09/15/2035 (d)		10,785	16,705
4.250% due 10/15/2012		3,000	4,791

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	5,528,430	54,484
1.100% due 12/10/2016		10,691,340	107,140
1.200% due 06/10/2017		14,155,000	142,080
1.200% due 12/10/2017		1,745,220	17,492

Pylon Ltd.
6.117% due 12/29/2008	EUR	3,700	5,820
8.517% due 12/29/2008		4,300	6,822

Republic of Germany
5.625% due 01/04/2028		8,400	15,135

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,200	7,344

Svenska Handelsbanken AB
4.786% due 03/16/2015		2,900	4,499

Sweden Government CPI Linked Bond
3.500% due 12/01/2015	SEK	12,000	2,667

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	12,000	64,274

Total Foreign Currency-Denominated Issues (Cost $546,785)			613,734

SHORT-TERM INSTRUMENTS 14.9%

CERTIFICATES OF DEPOSIT 1.1%

Abbey National Treasury Services PLC
2.653% due 07/02/2008		$91,300	91,039

Calyon Financial, Inc.
4.035% due 01/16/2009		11,300	11,293

Citibank New York N.A.
3.100% due 05/07/2008		25,000	25,000

Fortis Bank NY
2.622% due 04/28/2008		7,200	7,199
2.649% due 06/30/2008		900	900

Nordea Bank Finland PLC
2.671% due 12/01/2008		5,500	5,496

Unicredito Italiano NY
3.135% due 05/06/2008		13,200	13,203

			154,130

COMMERCIAL PAPER 1.6%

Bank of America Corp.
2.920% due 08/26/2008		1,600	1,582

Barclays U.S. Funding Corp.
2.790% due 06/11/2008		7,100	7,061
3.025% due 05/20/2008		17,200	17,129

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DnB NOR Bank ASA
3.110% due 05/02/2008	$2,300	$2,294

Federal Home Loan Bank
1.500% due 04/01/2008	18,800	18,800

Royal Bank of Scotland Group PLC
3.030% due 05/21/2008	11,300	11,253
3.040% due 05/21/2008	11,600	11,551
3.090% due 05/06/2008	21,500	21,436
3.160% due 05/02/2008	22,400	22,339

UBS Finance Delaware LLC
2.985% due 05/01/2008	22,100	22,045
3.035% due 06/02/2008	7,900	7,862
4.140% due 05/12/2008	8,200	8,161

Unicredito Italiano SpA
2.830% due 06/16/2008	8,300	8,251
3.015% due 05/21/2008	11,300	11,253
3.170% due 05/15/2008	1,400	1,395
3.850% due 05/02/2008	7,400	7,375

Westpac Banking Corp.
3.070% due 05/06/2008	26,500	26,421

Westpac Trust Securities NZ Ltd.
3.040% due 05/09/2008	17,700	17,643

		223,851

REPURCHASE AGREEMENTS 0.6%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	11,200	11,200
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 3.625% due 10/31/2009 valued at $11,478. Repurchase proceeds are $11,200.)
1.200% due 04/01/2008	2,000	2,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $2,050. Repurchase proceeds are $2,000.)

Goldman Sachs & Co.
1.200% due 04/01/2008	65,200	65,200
(Dated 03/31/2008. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $66,514. Repurchase proceeds are $65,202.)
		78,400

U.S. TREASURY BILLS 11.6%
0.827% due 04/17/2008 - 09/11/2008 (c)(e)(f)	1,620,390	1,614,694

Total Short-Term Instruments (Cost $2,074,682)		2,071,075

PURCHASED OPTIONS (k) 0.5%
(Cost $30,977)		67,960

Total Investments 180.4% (Cost $24,147,327)		$25,110,534

Written Options (l) (1.0%) (Premiums $94,710)		(137,805)

Other Assets and Liabilities (Net) (79.4%)		(11,053,514)

Net Assets (g) 100.0%		$13,919,215

See Accompanying Notes	Annual Report	March 31, 2008	75

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $223,357 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	Securities with an aggregate market value of $244,856 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(g)	As of March 31, 2008, portfolio securities with an aggregate value of $2,822,923 and derivative instruments with an aggregate depreciation of ($16,713) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $115,737 at a weighted average interest rate of 5.186%. On March 31, 2008, there were no open reverse repurchase agreements.
(i)	Cash of $111,824 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	456	$752
90-Day Euribor December Futures	Long	12/2009	791	1,203
90-Day Euribor June Futures	Long	06/2008	1,355	(910)
90-Day Euribor June Futures	Long	06/2009	1,462	2,716
90-Day Euribor March Futures	Long	03/2009	1,528	2,655
90-Day Euribor September Futures	Long	09/2008	728	(481)
90-Day Euribor September Futures	Long	09/2009	1,030	1,285
90-Day Eurodollar December Futures	Short	12/2008	588	(187)
90-Day Eurodollar December Futures	Long	12/2009	1,149	2,466
90-Day Eurodollar June Futures	Long	06/2009	5,877	29,677
90-Day Eurodollar March Futures	Long	03/2009	4,152	23,396
90-Day Eurodollar September Futures	Long	09/2009	3,938	18,297
Euro-Bund 10-Year Bond June Futures	Short	06/2008	3,712	3,703
Euro-Bund June Futures Call Options Strike @ EUR 129.000	Long	06/2008	2,400	0
Japan Government 10-Year Bond June Futures	Long	06/2008	42	782
Japan Government 10-Year Bond June Futures	Short	06/2008	43	169
U.S. Treasury 2-Year Note June Futures	Short	06/2008	852	(96)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	726	(148)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	7,933	548
U.S. Treasury 10-Year Note June Futures	Short	06/2008	400	(816)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	9,363	(17,243)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	3,589	2,188
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	8
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	5,148	2,610
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	989	1,638
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	861	1,323
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3,302	3,365
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	45	14
United Kingdom Government 10-Year Bond June Futures	Long	06/2008	80	455

				$79,369

(j)	Swap agreements outstanding on March 31, 2008:

Commodity Swaps
Counterparty	Type	Commodity Exchange	Pay/Receive Commodity Exchange	Fixed Price Per Unit	Expiration Date	Units	Unrealized Appreciation/ (Depreciation)
JPM	Long	NYMEX Natural Gas November Futures	Pay	$8.390	10/28/2009	7,230	$(7,943)
JPM	Long	NYMEX Natural Gas November Futures	Pay	8.550	10/28/2009	4,610	(4,356)
JPM	Long	NYMEX Natural Gas December Futures	Receive	8.718	11/24/2009	7,230	8,050
JPM	Long	NYMEX Natural Gas December Futures	Receive	8.855	11/24/2009	4,610	4,525
MSC	Long	NYMEX Gasoline May Futures	Pay	273.500	04/29/2008	4,200	452
MSC	Long	NYMEX Gasoline October Futures	Receive	253.000	09/29/2008	4,200	(329)
MSC	Long	NYMEX Gasoline January Futures	Receive	252.000	12/31/2008	20,979	(876)
MSC	Long	NYMEX WTI Crude January Futures	Pay	103.740	12/31/2008	500	1,192

							$715

76	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Anheuser-Busch Cos., Inc. 5.625% due 10/01/2010	Buy	(0.250%	)	12/20/2012	CITI	$ 7,400	$106
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%	)	12/20/2012	GSC	4,100	101
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	CITI	5,800	(284)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	JPM	8,500	(416)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%	)	12/20/2012	GSC	8,200	33
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.275%	)	03/20/2018	JPM	8,000	(457)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP	7,000	(350)
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	Buy	(0.720%	)	06/20/2017	BCLY	2,500	(9)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	CSFB	3,100	(156)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	CSFB	4,200	(205)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	CSFB	3,700	(176)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	CITI	5,000	(201)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	GSC	2,000	(80)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	LEH	500	(20)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%		09/20/2012	CSFB	2,300	(76)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.100%		03/20/2013	CITI	1,200	(22)
Clorox Co. 6.125% due 02/01/2011	Buy	(0.470%	)	12/20/2012	CITI	6,300	92
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.360%	)	03/20/2018	LEH	2,500	(34)
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%	)	12/20/2012	GSC	4,400	78
Consolidated Natural Gas Co. 5.000% due 03/01/2014	Buy	(0.590%	)	03/20/2014	UBS	1,000	4
Con-way, Inc. 7.250% due 01/15/2018	Buy	(1.834%	)	03/20/2018	BOA	10,000	(6)
CSX Corp. 6.250% due 03/15/2018	Buy	(1.050%	)	03/20/2018	CSFB	5,000	75
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%		03/20/2013	BNP	4,000	18
Fannie Mae 5.250% due 08/01/2012	Sell	1.410%		03/20/2013	RBS	15,000	75
Fannie Mae 5.250% due 08/01/2012	Sell	1.580%		03/20/2013	BNP	2,500	32
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.400%		09/20/2008	GSC	22,600	(798)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	BCLY	3,000	(499)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	MSC	8,500	(1,415)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	JPM	3,300	(545)
Freddie Mac 5.875% due 03/21/2011	Sell	1.580%		03/20/2013	BNP	10,000	127
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.010%		03/20/2013	BCLY	22,200	(273)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.200%	)	09/20/2008	GSC	6,000	217
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	DUB	2,800	114
GMAC LLC 6.875% due 08/28/2012	Sell	1.400%		09/20/2008	BCLY	9,100	(499)
GMAC LLC 6.875% due 08/28/2012	Sell	1.425%		09/20/2008	LEH	13,500	(739)
GMAC LLC 6.875% due 08/28/2012	Sell	3.100%		06/20/2011	BOA	3,500	(797)
GMAC LLC 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	UBS	1,000	(208)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	MSC	5,200	(797)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	CITI	200	40
GMAC LLC 6.875% due 08/28/2012	Buy	(4.800%	)	09/20/2012	MLP	9,400	1,927
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	BCLY	3,200	(793)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	GSC	11,300	(2,802)
GMAC LLC 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	JPM	3,000	(571)
GMAC LLC 6.875% due 08/28/2012	Sell	5.450%		09/20/2012	JPM	3,000	(567)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	BOA	6,300	(952)
GMAC LLC 6.875% due 08/28/2012	Sell	7.500%		09/20/2012	LEH	10,000	(1,388)
GMAC LLC 6.875% due 08/28/2012	Sell	7.500%		09/20/2012	MSC	10,000	(1,388)
GMAC LLC 6.875% due 08/28/2012	Sell	7.550%		09/20/2012	JPM	10,000	(1,375)
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%	)	03/20/2018	BNP	7,500	327
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%		09/20/2012	LEH	7,000	(201)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	CSFB	6,100	(171)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	BEAR	7,100	(196)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	MLP	4,000	(110)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%		09/20/2012	RBS	2,000	(53)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	MSC	6,800	(173)
Home Depot, Inc. 5.400% due 03/01/2016	Buy	(1.750%	)	03/20/2016	LEH	2,500	10
Hospira, Inc. 5.900% due 06/15/2014	Buy	(1.030%	)	06/20/2014	MSC	2,500	(27)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	RBS	5,000	(23)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	DUB	36,000	(138)
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(1.130%	)	03/20/2018	RBS	2,000	27
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(0.860%	)	03/20/2018	GSC	4,000	139
Kroger Co. 5.500% due 02/01/2013	Buy	(0.360%	)	12/20/2012	BNP	7,800	120
Kroger Co. 6.400% due 08/15/2017	Buy	(0.900%	)	09/20/2017	BOA	5,000	(25)
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	RBS	12,000	753
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.390%	)	03/20/2013	MLP	2,000	128
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	RBS	6,400	(579)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	JPM	8,600	(764)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.900%		09/20/2012	BNP	3,600	(292)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.950%		09/20/2012	JPM	3,700	(293)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	BNP	2,700	(196)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	BNP	2,900	(202)
Limited Brands, Inc. 6.900% due 07/15/2017	Buy	(3.113%	)	09/20/2017	MSC	2,000	43
Macys Retail Holdings, Inc. 7.450% due 07/15/2017	Buy	(2.110%	)	09/20/2017	DUB	2,000	69
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%	)	12/20/2012	CSFB	8,500	564
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%	)	12/20/2012	GSC	14,400	955

See Accompanying Notes	Annual Report	March 31, 2008	77

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.630%	)	12/20/2012	MSC	$13,600	$908
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	Buy	(1.180%	)	09/20/2015	BOA	2,500	(23)
Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%	)	12/20/2012	BCLY	3,800	310
Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%	)	12/20/2012	BOA	6,700	546
Masco Corp. 5.875% due 07/15/2012	Buy	(0.860%	)	12/20/2012	MSC	15,000	1,229
Masco Corp. 5.875% due 07/15/2012	Buy	(0.840%	)	12/20/2012	DUB	14,400	1,191
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	BCLY	200	15
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	JPM	3,500	255
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%	)	12/20/2012	JPM	9,500	697
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.900%	)	12/20/2012	LEH	5,000	371
Merrill Lynch & Co., Inc. 5.450% due 02/05/2013	Buy	(1.380%	)	03/20/2013	BNP	8,000	448
Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	DUB	50,000	(221)
Motorola, Inc. 6.000% due 11/15/2017	Buy	(1.020%	)	12/20/2017	LEH	4,000	581
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	12,000	(15)
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%	)	12/20/2012	GSC	4,200	92
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.270%	)	09/20/2012	GSC	17,900	608
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.260%	)	09/20/2012	GSC	11,100	382
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.610%	)	12/20/2012	MSC	6,600	148
Nucor Corp. 5.750% due 12/01/2017	Buy	(0.486%	)	12/20/2017	CSFB	4,000	103
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	BCLY	26,000	(77)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	MSC	8,800	(26)
Pearson Dollar Finance PLC 5.700% due 06/01/2014	Buy	(0.830%	)	06/20/2014	JPM	3,000	16
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	LEH	2,000	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	BCLY	17,700	1
Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	LEH	17,100	5
Prudential Financial, Inc. 6.100% due 06/15/2017	Buy	(0.870%	)	06/20/2017	BCLY	2,000	104
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	CITI	100	(39)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	DUB	18,800	(29)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	BCLY	17,700	(26)
Safeway, Inc. 5.800% due 08/15/2012	Buy	(0.340%	)	12/20/2012	BNP	8,100	108
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.430%	)	12/20/2012	BOA	7,100	162
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%		03/20/2009	GSC	12,000	(664)
SLM Corp. 5.125% due 08/27/2012	Sell	4.750%		03/20/2009	UBS	25,000	(970)
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%	)	12/20/2012	MSC	6,400	226
Target Corp. 6.000% due 01/15/2018	Buy	(1.180%	)	03/20/2018	GSC	4,000	19
TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.460%	)	12/20/2012	MSC	6,900	73
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	BCLY	3,000	(12)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	DUB	7,000	(26)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	BCLY	17,700	(56)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	DUB	18,800	(57)
Verizon Communications, Inc. 5.500% due 04/01/2017	Buy	(0.550%	)	06/20/2017	LEH	5,000	254
VF Corp. 8.500% due 10/01/2010	Buy	(0.449%	)	12/20/2012	LEH	3,100	44
Viacom, Inc. 6.125% due 10/05/2017	Buy	(1.110%	)	12/20/2017	BOA	4,000	220
Viacom, Inc. 6.250% due 04/30/2016	Buy	(1.250%	)	06/20/2016	LEH	2,500	94
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	BCLY	9,600	(70)
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.680%	)	12/20/2012	BNP	7,100	107

							$(9,161)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	GSC	$17,710	$982
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	63,060	3,717
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BCLY	12,870	730
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BOA	54,846	3,943
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	LEH	19,800	1,098
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	MLP	55,836	3,154
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	MSC	6,336	379
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	UBS	135,531	4,705
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	47,300	(4,480)
Dow Jones CDX N.A. HY9 Index	Sell	6.385%		12/20/2012	GSC	4,200	56
Dow Jones CDX N.A. HY9 Index	Sell	6.510%		12/20/2012	MLP	3,100	54
Dow Jones CDX N.A. HY9 Index	Sell	6.570%		12/20/2012	MSC	16,900	341
Dow Jones CDX N.A. HY9 Index	Sell	6.690%		12/20/2012	MLP	8,700	215
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	BOA	37,200	1,313
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	LEH	14,700	384
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MLP	134,300	5,670
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	DUB	40,300	162
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	184,800	1,237
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	JPM	37,000	(1,218)
Dow Jones CDX N.A. IG9 Index	Sell	0.710%		12/20/2012	CITI	24,200	295

78	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG9 Index	Sell	0.760%		12/20/2012	DUB	$2,000	$22
Dow Jones CDX N.A. IG9 Index	Sell	1.130%		12/20/2012	MSC	3,400	32
Dow Jones CDX N.A. IG9 Index	Buy	(6.550%	)	12/20/2017	BCLY	16,900	853
Dow Jones CDX N.A. IG9 Index	Buy	(6.550%	)	12/20/2017	GSC	6,300	318
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	232,100	8,028
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BOA	38,100	1,478
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	GSC	50,400	1,947
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	JPM	17,600	679
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	LEH	34,000	1,300
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	MSC	123,500	3,788
Dow Jones CDX N.A. XO8 Index	Buy	(1.400%	)	06/20/2012	BOA	6,300	377
Home Equity Index A Rating 2007-1	Sell	0.640%		08/25/2037	LEH	4,000	(894)

							$40,665

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY	MXN	167,000	$932
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		758,500	1,757
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		124,500	397
Pay	3-Month Australian Bank Bill	7.000%	06/15/2009	CITI	AUD	143,700	(758)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		476,700	1,686
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	MLP	CAD	9,000	128
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		$246,500	2,771
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	UBS		546,500	16,306
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		512,800	11,937
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		335,900	2,992
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		318,600	1,177
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		196,200	8,665
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		75,800	(3,227)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	MSC		27,700	(1,379)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		152,000	(8,469)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	BCLY		126,400	(6,445)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP		277,400	(15,976)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		233,161	(15,270)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		72,700	(4,513)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		72,500	(9,855)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		50,000	(1,382)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		76,800	(11,616)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		18,000	1,572
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		5,600	(97)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		88,600	(1,530)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		119,600	(2,153)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	09/14/2010	BNP	EUR	30,000	157
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP		32,700	229
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		4,900	49
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		23,700	149
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	02/21/2011	BNP		21,200	(63)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.028%	10/15/2011	JPM		25,900	(93)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.095%	10/15/2011	UBS		39,400	(15)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM		46,200	(923)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		66,900	(1,047)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.988%	12/15/2011	BNP		71,500	(1,131)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		6,000	(134)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		8,500	(189)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP		5,500	(122)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		42,900	(800)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		5,700	(124)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		13,600	(305)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		6,600	(147)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		3,500	(79)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		42,400	(1,033)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		9,200	(213)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.238%	06/20/2012	BCLY		40,000	(164)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.138%	01/19/2016	BCLY		32,700	(188)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.150%	01/19/2016	BNP		45,000	(160)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		26,000	42
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		25,000	103

See Accompanying Notes	Annual Report	March 31, 2008	79

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	156,400	$(419)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		163,800	(445)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		6,600	(30)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		197,500	(853)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		33,400	(153)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		105,900	(432)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		606,900	(3,528)
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	CITI		20,600	567
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		14,300	368
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		19,300	416
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		20,400	447
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		28,100	(97)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	181,200	1,573
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		181,100	1,572
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	LEH		32,400	1,701
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		34,400	(1,211)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		53,300	(56)
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		15,500	254
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	BCLY	GBP	7,000	(18)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	UBS		8,800	(21)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		193,200	(662)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY		234,600	1,898
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		45,300	367
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		62,000	1,043
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		41,300	(566)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		22,000	677
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		2,400	(22)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		40,000	(296)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		40,000	123
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		52,200	(81)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBS		8,700	(38)
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		45,500	(1,864)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		9,400	(775)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		56,700	3,713
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		4,600	358
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		29,500	3,136
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	34,100,000	865
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		10,440,000	(2,915)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	DUB		2,730,000	(754)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		2,260,000	(628)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		6,150,000	(1,986)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	61,000	(351)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		46,000	(1,698)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		274,400	(9,773)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		157,500	(3,226)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		5,000	(14)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		3,600	(29)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		329,900	(1,390)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		46,800	(228)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	26,000	42
Pay	U.S. CPI Urban Consumers NSA Index	2.980%	03/06/2018	MSC		$7,200	95
Pay	U.S. CPI Urban Consumers NSA Index	2.538%	01/16/2013	BCLY		45,000	(381)
Pay	U.S. CPI Urban Consumers NSA Index	2.710%	01/08/2018	BNP		40,000	(97)
Pay	United Kingdom RPI Index	3.103%	11/14/2016	UBS	GBP	35,000	(1,874)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY		7,500	(119)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		24,200	(457)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		39,100	(1,261)
Pay	United Kingdom RPI Index	3.381%	06/14/2027	RBS		8,000	(539)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		11,800	(604)
Pay	United Kingdom RPI Index	3.425%	10/17/2027	BCLY		4,250	(262)
Pay	United Kingdom RPI Index	3.488%	12/06/2027	RBS		4,500	(146)

							$(59,635)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	06/26/2008	AIG	7,644,465	$(121,762)
Pay	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	06/26/2008	AIG	3,990,692	53,742
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	06/26/2008	BCLY	1,807,877	(24,242)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	CSFB	132,306	(1,774)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	GSC	2,496,777	(22,397)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	JPM	972,249	(13,039)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	LEH	2,446,695	(32,808)

80	PIMCO Funds	See Accompanying Notes

March 31, 2008

Total Return Swaps (Cont.)

Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	MLP	1,821,670	$(24,422)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	MSC	14,537,280	(201,727)
Pay	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	MSC	11,655,912	156,263
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	UBS	781,398	(27,813)

						$(259,979)

Variance Swaps
Counterparty	Underlying Asset	Pay/Receive Variance (2)	Strike Price	Expiration Date	Notional Amount	Unrealized (Depreciation)
GSC	NYMEX WTI Crude May Futures	Pay	$ 0.148	04/17/2008	$10,800	$(402)

(2)

At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(k)	Purchased options outstanding on March 31, 2008:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - OTC ICEX Gas Oil December Futures	$890.000	12/31/2009	1,348	$7,737	$12,159
Call - OTC LMEX Copper September Futures	8,700.000	09/03/2008	2,100	605	1,980
Call - OTC NYMEX WTI Crude December Futures	102.000	12/31/2009	502	4,427	4,852
Put - OTC LMEX Copper September Futures	6,000.000	09/03/2008	2,100	569	748

				$13,338	$19,739

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$113.500	05/23/2008	1,755	$32	$27
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	2,802	51	22
Call - CBOT U.S. Treasury 10-Year Note June Futures	133.000	05/23/2008	3,714	67	58
Call - CBOT U.S. Treasury 10-Year Note June Futures	149.000	05/23/2008	1,482	14	23
Call - CBOT U.S. Treasury 30-Year Bond June Futures	139.000	04/25/2008	5,000	91	78
Call - CBOT U.S. Treasury 30-Year Bond June Futures	146.000	05/23/2008	6,884	125	108
Call - CBOT U.S. Treasury 30-Year Bond June Futures	147.000	05/23/2008	400	4	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	83.000	05/23/2008	7,981	76	125
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/23/2008	1,400	13	22
Put - CBOT U.S. Treasury 10-Year Note June Futures	100.000	05/23/2008	583	10	9

				$483	$478

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$174,100	$1,915	$2,910
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	95,600	483	3,950

							$2,398	$6,860

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.392	07/08/2010	EUR	56,200	$2,961	$9,324
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		56,200	2,961	2,147
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$148,400	3,907	282
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		148,400	3,906	28,427
Call - OTC U.S. dollar versus Japanese yen		111.000	12/01/2008		31,000	561	72

						$14,296	$40,252

See Accompanying Notes	Annual Report	March 31, 2008	81

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2038	$86.375	06/05/2008	$329,000	$39	$236
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	101.000	04/07/2008	700,000	55	1
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	99.000	04/24/2008	490,000	38	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	92.500	04/14/2008	100,000	23	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	97.000	06/10/2008	100,000	23	6
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	99.000	04/25/2008	100,000	8	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	94.000	04/25/2008	1,100,000	86	1
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	107.000	04/25/2008	500,000	39	385
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	106.000	04/07/2008	200,000	16	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	112.000	04/07/2008	975,000	76	1
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	116.000	04/07/2008	750,000	59	1

				$462	$631

(l)	Written options outstanding on March 31, 2008:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC LMEX Copper September Futures	$7,700.000	09/03/2008	2,100	$1,132	$3,505
Call - OTC NYMEX Heating Oil December Futures	288.950	12/31/2009	502	3,831	6,092
Call - OTC NYMEX Heating Oil December Futures	289.690	12/31/2009	502	3,906	6,034
Call - OTC NYMEX Heating Oil December Futures	300.000	12/31/2009	502	4,428	5,288

				$13,297	$20,919

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	4,434	$5,223	$9,422
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	1,000	1,076	1,844
Call - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/23/2008	3,552	4,384	5,717
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	1,369	1,554	1,155
Call - CBOT U.S. Treasury 30-Year Bond June Futures	122.000	05/23/2008	1,538	2,475	1,778
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	02/12/2009	50,000,000	1,263	2,391
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	10/19/2010	68,000,000	3,401	6,710
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	245.000	01/04/2011	37,500,000	1,492	510
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	250.000	01/11/2011	19,800,000	756	663
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/23/2008	1,500	1,612	117
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	2,934	3,178	642
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/23/2008	1,000	1,451	344
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	10/19/2010	68,000,000	5,656	1,946
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	160.000	01/04/2011	37,500,000	2,034	300
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	160.000	01/11/2011	19,800,000	1,071	418
Put - OTC Goldman Sachs - Commodity Index Total Return Futures	82.000	12/19/2008	89,000,000	178	63

				$36,804	$34,020

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$75,700	$1,995	$2,926
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	71,000	1,890	6,402
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	71,000	1,890	410
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	27,000	1,303	4,434
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,000	986	176
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	33,300	1,392	5,469
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	33,300	1,405	217
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	64,000	2,058	4,082
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	64,000	2,058	1,521
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	52,000	1,305	4,689
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	52,000	1,258	300
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	94,900	2,809	8,557
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	94,900	1,907	548
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	55,800	1,958	9,165
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	55,800	2,740	363
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	42,000	475	2,810
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	126,000	3,433	8,037
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	65,000	2,044	4,146
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	191,000	6,782	4,539
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	37,200	934	3,354
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	37,200	900	215

							$41,522	$72,360

82	PIMCO Funds	See Accompanying Notes

March 31, 2008

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008	$44,100	$552	$84
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008	44,100	2,022	8,448
Put - OTC U.S. dollar versus Japanese yen		100.000	12/01/2008	31,000	513	1,974

					$3,087	$10,506

(m)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Suisse USA, Inc.	0.000%	02/17/2009	01/07/2008	$95,000	$115,395	0.83%
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	26,730	24,535	0.18%
Natixis Financial Products, Inc.	2.885%	05/30/2008	04/23/2007	75,000	111,625	0.80%
Rabobank Nederland	4.851%	07/22/2008	06/08/2007	200,000	312,741	2.25%
Svensk ExportKredit AB	4.884%	11/25/2008	10/19/2007	150,000	202,631	1.45%

				$546,730	$766,927	5.51%

(n)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2038	$5,000	$4,770	$4,949
Fannie Mae	5.500%	04/01/2038	238,910	241,980	241,187
Freddie Mac	6.000%	04/01/2038	448,900	450,804	460,333
Treasury Inflation Protected Securities	2.375%	04/15/2011	96,387	102,207	103,645
Treasury Inflation Protected Securities	2.375%	01/15/2017	3,777	4,148	4,235
Treasury Inflation Protected Securities	2.625%	07/15/2017	4,083	4,577	4,678
U.S. Treasury Bonds	4.750%	02/15/2037	55,200	57,804	59,896
U.S. Treasury Bonds	5.500%	08/15/2028	11,400	13,191	13,298
U.S. Treasury Notes	3.250%	12/31/2009	183,500	188,634	190,486
U.S. Treasury Notes	3.500%	02/15/2018	1,800	1,809	1,823
U.S. Treasury Notes	3.625%	12/31/2012	28,950	30,334	30,916
U.S. Treasury Notes	4.125%	08/31/2012	49,100	51,682	52,930
U.S. Treasury Notes	4.250%	11/15/2017	101,950	107,808	110,707
U.S. Treasury Notes	4.750%	05/15/2014	61,700	68,778	70,701
U.S. Treasury Notes	4.750%	08/15/2017	80,800	87,382	89,998
U.S. Treasury Notes	5.125%	05/15/2016	168,300	190,012	195,706

				$1,605,920	$1,635,488

(3)	Market value includes $10,807 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	328,638	07/2008	$6,055	$0	$6,055
Sell		179,059	07/2008	2,390	0	2,390
Buy		258,625	12/2008	2,095	0	2,095
Sell		148,488	12/2008	1,981	0	1,981
Sell	CAD	24,358	04/2008	733	0	733
Sell	CHF	11,295	06/2008	0	(532)	(532)
Buy	CNY	46,765	03/2009	731	0	731
Sell		46,765	03/2009	0	(667)	(667)
Sell	EUR	113,976	04/2008	0	(2,193)	(2,193)
Sell	GBP	143,116	04/2008	6	(745)	(739)
Sell	JPY	100,000	04/2008	0	(51)	(51)
Buy		1,076,110	05/2008	225	0	225
Sell		39,429,033	05/2008	4	(11,121)	(11,117)
Buy	KRW	49,074,286	05/2008	0	(2,960)	(2,960)
Buy		2,100,602	08/2008	0	(90)	(90)
Buy	MXN	1,843,059	07/2008	6,019	0	6,019
Sell		1,642,160	07/2008	0	(2,548)	(2,548)
Buy	MYR	87,299	05/2008	791	(96)	695
Buy	PHP	729,573	08/2008	0	(668)	(668)
Buy	PLN	149,026	07/2008	11,810	0	11,810
Buy	RUB	14,028	07/2008	37	0	37
Buy		2,151,495	11/2008	2,433	0	2,433
Sell		830,201	11/2008	0	(1,530)	(1,530)
Sell	SEK	14,781	06/2008	0	(90)	(90)
Buy	SGD	81,265	05/2008	3,917	0	3,917
Buy		2,949	11/2008	57	0	57

				$39,284	$(23,291)	$15,993

See Accompanying Notes	Annual Report	March 31, 2008	83

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Class A
03/31/2008	$12.74	$0.89	$(0.16)	$0.73	$(0.93)	$0.00
03/31/2007	12.56	0.70	0.20	0.90	(0.68)	(0.04)
03/31/2006	12.60	0.81	(0.08)	0.73	(0.71)	(0.06)
03/31/2005	12.78	0.81	(0.22)	0.59	(0.70)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.72	1.21	1.93	(0.45)	(0.09)
Class B
03/31/2008	12.67	0.78	(0.14)	0.64	(0.84)	0.00
03/31/2007	12.49	0.60	0.21	0.81	(0.59)	(0.04)
03/31/2006	12.54	0.70	(0.07)	0.63	(0.62)	(0.06)
03/31/2005	12.73	0.70	(0.20)	0.50	(0.62)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.67	1.16	1.83	(0.40)	(0.09)
Class C
03/31/2008	12.65	0.78	(0.14)	0.64	(0.84)	0.00
03/31/2007	12.48	0.60	0.20	0.80	(0.59)	(0.04)
03/31/2006	12.54	0.71	(0.08)	0.63	(0.63)	(0.06)
03/31/2005	12.73	0.71	(0.21)	0.50	(0.62)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.63	1.20	1.83	(0.40)	(0.09)

All Asset All Authority Fund
Class A
03/31/2008	$10.67	$0.72	$0.34	$1.06	$(0.77)	$0.00
03/31/2007	10.61	0.58	0.05	0.63	(0.55)	(0.02)
07/29/2005 - 03/31/2006	10.96	0.57	(0.39)	0.18	(0.51)	(0.02)
Class C
03/31/2008	10.64	0.63	0.34	0.97	(0.69)	0.00
03/31/2007	10.58	0.50	0.06	0.56	(0.48)	(0.02)
07/29/2005 - 03/31/2006	10.96	0.47	(0.35)	0.12	(0.48)	(0.02)

Fundamental IndexPLUSTM TR Fund
Class A
03/31/2008	$10.42	$0.47	$(0.83)	$(0.36)	$(0.15)	$0.00
03/31/2007	10.27	0.40	1.09	1.49	(1.34)	0.00
06/30/2005 - 03/31/2006	10.00	0.26	0.45	0.71	(0.44)	0.00
Class C
03/31/2008	10.39	0.39	(0.84)	(0.45)	(0.10)	0.00
03/31/2007	10.26	0.33	1.09	1.42	(1.29)	0.00
06/30/2005 - 03/31/2006	10.00	0.20	0.47	0.67	(0.41)	0.00

International StocksPLUS® TR Strategy Fund (Unhedged)
Class A
03/31/2008	$10.20	$0.45	$(0.32)	$0.13	$(0.38)	$0.00
11/30/2006 - 03/31/2007	10.00	0.14	0.47	0.61	(0.41)	0.00
Class C
03/31/2008	10.19	0.37	(0.32)	0.05	(0.34)	0.00
11/30/2006 - 03/31/2007	10.00	0.12	0.46	0.58	(0.39)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.
(d)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05%, to 0.40%.
(e)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.
(f)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.

84	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.93)	$12.54	5.85%	$1,584,884	0.805	%(j)	0.805	%(j)	6.93%		96%
0.00	(0.72)	12.74	7.36	1,501,507	0.835	(e)	0.835	(e)	5.56		86
0.00	(0.77)	12.56	5.83	1,716,654	0.87	(d)	0.87	(d)	6.25		56
0.00	(0.77)	12.60	4.66	907,980	0.86	(b)	0.86	(b)	6.42		92
0.00	(0.54)	12.78	17.22	333,578	0.87	*(b)	0.87	*(b)	6.41	*	99

0.00	(0.84)	12.47	5.10	237,231	1.555	(k)	1.555	(k)	6.15		96
0.00	(0.63)	12.67	6.61	269,784	1.585	(e)	1.585	(e)	4.82		86
0.00	(0.68)	12.49	5.05	312,732	1.62	(d)	1.62	(d)	5.45		56
0.00	(0.69)	12.54	3.90	194,889	1.61	(c)	1.61	(c)	5.56		92
0.00	(0.49)	12.73	16.32	86,963	1.62	*(c)	1.62	*(c)	5.95	*	99

0.00	(0.84)	12.45	5.12	1,236,340	1.555	(k)	1.555	(k)	6.14		96
0.00	(0.63)	12.65	6.53	1,304,837	1.585	(e)	1.585	(e)	4.81		86
0.00	(0.69)	12.48	5.00	1,549,370	1.62	(d)	1.62	(d)	5.58		56
0.00	(0.69)	12.54	3.94	777,105	1.61	(c)	1.61	(c)	5.66		92
0.00	(0.49)	12.73	16.37	290,297	1.62	*(c)	1.62	*(c)	5.64	*	99

$0.00	$(0.77)	$10.96	10.31%	$363,665	2.47	%(i)	0.85%		6.66%		116%
0.00	(0.57)	10.67	6.16	236,772	2.41	(f)(i)	0.87	(f)	5.45		128
0.00	(0.53)	10.61	1.57	227,564	2.06	*(d)(i)	0.90	*(d)	8.00	*	62

0.00	(0.69)	10.92	9.44	168,527	3.26	(i)	1.60		5.86		116
0.00	(0.50)	10.64	5.43	140,296	3.16	(f)(i)	1.62	(f)	4.72		128
0.00	(0.50)	10.58	1.03	125,977	2.80	*(d)(i)	1.65	*(d)	6.62	*	62

$(0.53)	$(0.68)	$9.38	(4.01)%	$27,595	1.70%		1.19%		4.49%		279%
0.00	(1.34)	10.42	15.00	27,519	1.14		1.14		3.85		464
0.00	(0.44)	10.27	7.19	24,117	1.15	*	1.15	*	3.40	*	426

(0.52)	(0.62)	9.32	(4.83)	11,296	2.43		1.94		3.72		279
0.00	(1.29)	10.39	14.23	13,045	1.89		1.89		3.20		464
0.00	(0.41)	10.26	6.75	5,726	1.90	*	1.90	*	2.64	*	426

$(0.44)	$(0.82)	$9.51	0.86%	$1,881	2.11	%(l)	1.06	%(l)	4.47%		384%
0.00	(0.41)	10.20	6.25	68	1.09	*(g)	1.09	*(g)	4.33	*	197

(0.45)	(0.79)	9.45	0.06	398	2.60	(l)	1.81	(l)	3.65		384
0.00	(0.39)	10.19	5.95	83	1.84	*(h)	1.84	*(h)	3.54	*	197

(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.76%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.42%.
(i)	Ratio of expenses to average net assets included line of credit expenses.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.825%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.575%.
(l)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.

Annual Report	March 31, 2008	85

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Class A
03/31/2008	$12.17	$0.53	$(2.13)	$(1.60)	$(0.28)	$(0.06)
03/31/2007	12.33	0.47	1.17	1.64	(1.80)	0.00
03/31/2006	10.39	0.37	2.97	3.34	(1.40)	0.00
03/31/2005	10.76	0.10	1.06	1.16	(1.04)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00
Class B
03/31/2008	12.03	0.43	(2.11)	(1.68)	(0.21)	(0.06)
03/31/2007	12.21	0.37	1.16	1.53	(1.71)	0.00
03/31/2006	10.33	0.27	2.95	3.22	(1.34)	0.00
03/31/2005	10.76	0.03	1.04	1.07	(1.01)	(0.34)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.23)	0.00
Class C
03/31/2008	12.04	0.43	(2.10)	(1.67)	(0.21)	(0.06)
03/31/2007	12.22	0.37	1.16	1.53	(1.71)	0.00
03/31/2006	10.33	0.27	2.96	3.23	(1.34)	0.00
03/31/2005	10.74	0.00	1.08	1.08	(1.00)	(0.34)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.25)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.98%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.50%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.68%.
(e)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.45%.
(f)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.
(g)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%.

86	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.34)	$10.23	(13.59)%	$11,923	2.03	%(g)	1.18	%(g)	4.39%		908%
0.00	(1.80)	12.17	14.16	18,187	1.23	(f)	1.22	(f)	3.86		696
0.00	(1.40)	12.33	32.93	19,522	1.28	(e)	1.28	(e)	3.11		682
(0.15)	(1.53)	10.39	9.70	2,643	1.35		1.35		0.91		666
0.00	(0.26)	10.76	10.31	229	1.35	*(b)	1.35	*(b)	5.91	*	41

0.00	(0.27)	10.08	(14.31)	9,274	2.80	(g)	1.93	(g)	3.66		908
0.00	(1.71)	12.03	13.32	14,625	1.98	(f)	1.97	(f)	3.12		696
0.00	(1.34)	12.21	31.97	14,053	2.03	(e)	2.03	(e)	2.34		682
(0.15)	(1.50)	10.33	8.83	1,952	2.10		2.10		0.29		666
0.00	(0.23)	10.76	10.00	79	2.10	*(c)	2.10	*(c)	7.07	*	41

0.00	(0.27)	10.10	(14.22)	8,140	2.78	(g)	1.93	(g)	3.65		908
0.00	(1.71)	12.04	13.30	12,356	1.98	(f)	1.97	(f)	3.12		696
0.00	(1.34)	12.22	32.02	12,639	2.03	(e)	2.03	(e)	2.33		682
(0.15)	(1.49)	10.33	8.92	2,397	2.10		2.10		0.04		666
0.00	(0.25)	10.74	9.99	832	2.10	*(d)	2.10	*(d)	8.06	*	41

Annual Report	March 31, 2008	87

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

RealEstateRealReturn Strategy Fund
Class A
03/31/2008	$7.51	$0.32	$(1.12)	$(0.80)	$(0.76)	$0.00
03/31/2007	9.12	0.24	1.30	1.54	(3.15)	0.00
03/31/2006	9.26	0.40	2.58	2.98	(3.02)	(0.10)
03/31/2005	11.95	0.26	1.29	1.55	(3.95)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.14	2.65	2.79	(0.84)	0.00
Class B
03/31/2008	7.39	0.28	(1.11)	(0.83)	(0.72)	0.00
03/31/2007	9.02	0.16	1.30	1.46	(3.09)	0.00
03/31/2006	9.20	0.33	2.54	2.87	(2.95)	(0.10)
03/31/2005	11.94	0.16	1.29	1.45	(3.90)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.13	2.63	2.76	(0.82)	0.00
Class C
03/31/2008	7.39	0.28	(1.11)	(0.83)	(0.72)	0.00
03/31/2007	9.02	0.16	1.30	1.46	(3.09)	0.00
03/31/2006	9.20	0.32	2.55	2.87	(2.95)	(0.10)
03/31/2005	11.93	0.17	1.29	1.46	(3.90)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.10	2.66	2.76	(0.83)	0.00

Small Cap StocksPLUS TR® Fund
Class A
03/31/2008	$10.58	$0.43	$(1.44)	$(1.01)	$(0.39)	$(0.12)
07/31/2006 - 03/31/2007	9.13	0.29	1.29	1.58	(0.13)	0.00
Class C
03/31/2008	10.52	0.35	(1.44)	(1.09)	(0.34)	(0.12)
07/31/2006 - 03/31/2007	9.13	0.24	1.28	1.52	(0.13)	0.00

StocksPLUS® Fund
Class A
03/31/2008	$10.80	$0.48	$(1.01)	$(0.53)	$(0.58)	$0.00
03/31/2007	10.14	0.42	0.66	1.08	(0.42)	0.00
03/31/2006	9.48	0.29	0.60	0.89	(0.23)	0.00
03/31/2005	9.47	0.10	0.40	0.50	(0.49)	0.00
03/31/2004	7.58	0.06	2.53	2.59	(0.70)	0.00
Class B
03/31/2008	10.54	0.39	(0.99)	(0.60)	(0.49)	0.00
03/31/2007	9.90	0.33	0.65	0.98	(0.34)	0.00
03/31/2006	9.27	0.20	0.61	0.81	(0.18)	0.00
03/31/2005	9.28	0.02	0.39	0.41	(0.42)	0.00
03/31/2004	7.44	0.00	2.47	2.47	(0.63)	0.00
Class C
03/31/2008	10.62	0.42	(0.99)	(0.57)	(0.52)	0.00
03/31/2007	9.98	0.37	0.64	1.01	(0.37)	0.00
03/31/2006	9.35	0.23	0.60	0.83	(0.20)	0.00
03/31/2005	9.35	0.05	0.39	0.44	(0.44)	0.00
03/31/2004	7.49	0.01	2.50	2.51	(0.65)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05%, to 0.35%.
(c)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05%, to 0.45%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.09%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.08%.

88	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.76)	$5.95	(10.18)%	$23,420	1.20%		1.19%		5.03%		900%
0.00	(3.15)	7.51	19.57	39,649	1.19		1.19		2.71		538
0.00	(3.12)	9.12	35.66	39,523	1.21	(c)	1.21	(c)	3.95		337
(0.07)	(4.24)	9.26	10.22	21,648	1.24		1.24		2.40		510
0.00	(0.84)	11.95	29.25	9,791	1.24	*(e)	1.24	*(e)	35.36	*	158

0.00	(0.72)	5.84	(10.81)	6,843	1.95		1.94		4.42		900
0.00	(3.09)	7.39	18.73	15,348	1.94		1.94		1.90		538
0.00	(3.05)	9.02	34.49	12,290	1.97	(c)	1.97	(c)	3.23		337
(0.07)	(4.19)	9.20	9.29	7,407	1.99		1.99		1.50		510
0.00	(0.82)	11.94	28.97	3,280	1.99	*(d)	1.99	*(d)	37.52	*	158

0.00	(0.72)	5.84	(10.79)	13,271	1.95		1.94		4.35		900
0.00	(3.09)	7.39	18.72	27,610	1.94		1.94		1.89		538
0.00	(3.05)	9.02	34.50	23,781	1.96	(c)	1.96	(c)	3.19		337
(0.07)	(4.19)	9.20	9.33	14,311	1.99		1.99		1.61		510
0.00	(0.83)	11.93	28.90	6,193	1.99	*(f)	1.99	*(f)	33.81	*	158

$0.00	$(0.51)	$9.06	(9.95)%	$161	1.97	%(j)	1.11	%(j)	4.25%		403%
0.00	(0.13)	10.58	17.29	97	1.14	*(g)	1.14	*(g)	4.21	*	671

0.00	(0.46)	8.97	(10.74)	444	2.71	(j)	1.86	(j)	3.52		403
0.00	(0.13)	10.52	16.64	196	1.89	*(h)	1.89	*(h)	3.46	*	671

$0.00	$(0.58)	$9.69	(5.33)%	$101,021	1.03	%(k)	0.93	%(k)	4.35%		67%
0.00	(0.42)	10.80	10.80	132,721	0.97	(i)	0.97	(i)	4.07		76
0.00	(0.23)	10.14	9.50	139,925	1.03	(b)	1.03	(b)	2.93		239
0.00	(0.49)	9.48	5.39	144,810	1.05		1.05		1.05		371
0.00	(0.70)	9.47	34.40	125,955	1.05		1.05		0.67		287

0.00	(0.49)	9.45	(6.00)	21,826	1.78	(k)	1.68	(k)	3.61		67
0.00	(0.34)	10.54	10.00	35,864	1.72	(i)	1.72	(i)	3.28		76
0.00	(0.18)	9.90	8.75	59,698	1.78	(b)	1.78	(b)	2.11		239
0.00	(0.42)	9.27	4.46	101,416	1.80		1.80		0.23		371
0.00	(0.63)	9.28	33.43	142,897	1.80		1.80		(0.08)		287

0.00	(0.52)	9.53	(5.69)	72,282	1.53	(k)	1.43	(k)	3.85		67
0.00	(0.37)	10.62	10.24	96,352	1.47	(i)	1.47	(i)	3.57		76
0.00	(0.20)	9.98	8.90	109,035	1.53	(b)	1.53	(b)	2.41		239
0.00	(0.44)	9.35	4.82	133,950	1.55		1.55		0.51		371
0.00	(0.65)	9.35	33.78	152,375	1.55		1.55		0.18		287

(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.54%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 4.16%.
(i)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05%, to 0.30%.
(j)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05%, to 0.44%.
(k)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05%, to 0.25%.

Annual Report	March 31, 2008	89

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

StocksPLUS® Total Return Fund
Class A
03/31/2008	$11.89	$0.55	$(0.71)	$(0.16)	$(0.61)	$(1.08)
03/31/2007	11.74	0.48	0.88	1.36	(0.46)	(0.75)
03/31/2006	12.40	0.41	0.77	1.18	(0.63)	(1.21)
03/31/2005	12.16	0.11	0.66	0.77	(0.11)	(0.42)
07/31/2003 - 03/31/2004	10.75	0.02	1.81	1.83	(0.03)	(0.39)
Class B
03/31/2008	11.71	0.45	(0.69)	(0.24)	(0.54)	(1.08)
03/31/2007	11.59	0.39	0.86	1.25	(0.38)	(0.75)
03/31/2006	12.26	0.31	0.78	1.09	(0.55)	(1.21)
03/31/2005	12.07	0.02	0.65	0.67	(0.06)	(0.42)
07/31/2003 - 03/31/2004	10.75	(0.04)	1.76	1.72	(0.01)	(0.39)
Class C
03/31/2008	11.73	0.45	(0.69)	(0.24)	(0.54)	(1.08)
03/31/2007	11.60	0.39	0.86	1.25	(0.37)	(0.75)
03/31/2006	12.27	0.31	0.77	1.08	(0.54)	(1.21)
03/31/2005	12.08	0.02	0.65	0.67	(0.06)	(0.42)
07/31/2003 - 03/31/2004	10.75	(0.04)	1.77	1.73	(0.01)	(0.39)

StocksPLUS® TR Short Strategy Fund
Class A
03/31/2008	$8.37	$0.34	$1.08	$1.42	$(0.40)	$0.00
07/31/2006 - 03/31/2007	9.15	0.24	(0.66)	(0.42)	(0.36)	0.00
Class C
03/31/2008	8.36	0.29	1.06	1.35	(0.35)	0.00
07/31/2006 - 03/31/2007	9.15	0.20	(0.67)	(0.47)	(0.32)	0.00

CommodityRealReturn Strategy Fund®
Class A
03/31/2008	$14.50	$0.63	$4.03	$4.66	$(0.99)	$0.00
03/31/2007	13.93	0.36	0.72	1.08	(0.51)	0.00
03/31/2006	16.22	0.59	(0.17)	0.42	(1.82)	(0.07)
03/31/2005	15.65	0.38	1.14	1.52	(0.77)	(0.18)
03/31/2004	12.02	0.21	4.95	5.16	(1.39)	(0.14)
Class B
03/31/2008	14.37	0.51	4.00	4.51	(0.87)	0.00
03/31/2007	13.81	0.24	0.72	0.96	(0.40)	0.00
03/31/2006	16.14	0.47	(0.18)	0.29	(1.73)	(0.07)
03/31/2005	15.59	0.27	1.12	1.39	(0.66)	(0.18)
03/31/2004	12.00	0.11	4.94	5.05	(1.32)	(0.14)
Class C
03/31/2008	14.35	0.51	3.99	4.50	(0.87)	0.00
03/31/2007	13.79	0.24	0.72	0.96	(0.40)	0.00
03/31/2006	16.12	0.46	(0.17)	0.29	(1.72)	(0.07)
03/31/2005	15.57	0.27	1.12	1.39	(0.66)	(0.18)
03/31/2004	12.00	0.10	4.94	5.04	(1.33)	(0.14)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.95%.
(e)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05%, to 0.40%.
(f)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05%, to 0.44%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.25%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.00%.

90	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(1.69)	$10.04	(2.71)%	$25,661	2.68	%(m)	1.07	%(m)	4.64%		411%
0.00	(1.21)	11.89	11.77	39,296	1.11	(f)	1.11	(f)	4.07		284
0.00	(1.84)	11.74	9.74	41,234	1.17	(e)	1.17	(e)	3.28		322
0.00	(0.53)	12.40	6.24	40,704	1.19	(c)	1.19	(c)	0.89		414
0.00	(0.42)	12.16	17.28	29,621	1.19	*(c)	1.19	*(c)	0.20	*	282

0.00	(1.62)	9.85	(3.40)	16,220	3.47	(m)	1.82	(m)	3.90		411
0.00	(1.13)	11.71	10.87	20,416	1.86	(f)	1.86	(f)	3.34		284
0.00	(1.76)	11.59	9.05	19,425	1.92	(e)	1.92	(e)	2.54		322
0.00	(0.48)	12.26	5.42	15,881	1.94	(d)	1.94	(d)	0.16		414
0.00	(0.40)	12.07	16.28	10,505	1.92	*(b)	1.92	*(b)	(0.54	)*	282

0.00	(1.62)	9.87	(3.39)	17,702	3.43	(m)	1.82	(m)	3.89		411
0.00	(1.12)	11.73	10.93	24,131	1.86	(f)	1.86	(f)	3.33		284
0.00	(1.75)	11.60	8.98	26,952	1.92	(e)	1.92	(e)	2.49		322
0.00	(0.48)	12.27	5.41	29,975	1.94	(d)	1.94	(d)	0.16		414
0.00	(0.40)	12.08	16.40	23,048	1.92	*(b)	1.92	*(b)	(0.54	)*	282

$0.00	$(0.40)	$9.39	17.79%	$39,964	1.61	%(n)	1.11	%(n)	3.75%		220%
0.00	(0.36)	8.37	(4.51)	647	1.14	*	1.14	*	4.31	*	413

0.00	(0.35)	9.36	16.84	2,888	2.49	(n)	1.86	(n)	3.30		220
0.00	(0.32)	8.36	(5.09)	97	1.89	*	1.89	*	3.60	*	413

$0.00	$(0.99)	$18.17	33.35%	$2,493,012	1.25	%(i)	1.24	%(j)	4.04%		697%
0.00	(0.51)	14.50	7.95	1,987,771	1.24	(g)	1.24	(g)	2.49		603
(0.82)	(2.71)	13.93	1.74	2,430,814	1.24		1.24		3.73		292
0.00	(0.95)	16.22	10.37	1,864,428	1.24		1.24		2.47		264
0.00	(1.53)	15.65	44.77	912,154	1.24		1.24		1.50		290

0.00	(0.87)	18.01	32.48	245,252	2.00	(k)	1.99	(l)	3.32		697
0.00	(0.40)	14.37	7.11	228,623	1.99	(h)	1.99	(h)	1.70		603
(0.82)	(2.62)	13.81	0.93	302,114	1.99		1.99		3.02		292
0.00	(0.84)	16.14	9.53	287,035	1.99		1.99		1.75		264
0.00	(1.46)	15.59	43.77	145,122	1.99		1.99		0.80		290

0.00	(0.87)	17.98	32.45	1,143,836	2.00	(k)	1.99	(l)	3.33		697
0.00	(0.40)	14.35	7.11	1,053,975	1.99	(h)	1.99	(h)	1.69		603
(0.83)	(2.62)	13.79	0.94	1,452,885	1.99		1.99		2.97		292
0.00	(0.84)	16.12	9.53	1,253,299	1.99		1.99		1.77		264
0.00	(1.47)	15.57	43.76	685,963	1.99		1.99		0.70		290

(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.29%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.28%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.04%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.03%.
(m)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.
(n)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.

Annual Report	March 31, 2008	91

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund	Fundamental IndexPLUSTM TR Fund

Assets:
Investments, at value	$0	$0	$962,078
Investments in Affiliates, at value	14,894,363	1,084,466	0
Repurchase agreements, at value	0	3,935	1,600
Cash	0	0	6,416
Deposits with counterparty	0	0	6,611
Foreign currency, at value	0	0	2,410
Receivable for investments sold	0	0	102,323
Receivable for investments in Affiliates sold	9,791	3,120	0
Receivable for investments sold on a delayed-delivery basis	0	0	13,318
Receivable for Fund shares sold	383,794	10,233	184
Interest and dividends receivable	0	0	5,621
Interest and dividends receivable from Affiliates	46,972	2.605	0
Variation margin receivable	0	0	623
Swap premiums paid	0	0	2,196
Unrealized appreciation on foreign currency contracts	0	0	2,266
Unrealized appreciation on swap agreements	0	0	11,227
Other assets	3	0	0
	15,334,923	1,104,359	1,116,873

Liabilities:
Payable for the reverse repurchase agreements	$0	$0	$282,909
Payable for investments purchased	0	0	172,144
Payable for investments in Affiliates purchased	387,402	8,750	0
Payable for investments purchased on a delayed-delivery basis	0	0	2,235
Payable for short sales	0	0	45,512
Payable for Fund shares redeemed	30,036	6,680	622
Payable for line of credit	0	125,427	0
Dividends payable	0	0	0
Overdraft due to custodian	8,133	0	0
Written options outstanding	0	0	6,067
Accrued investment advisory fee	2,012	146	237
Accrued administrative fee	1,509	188	115
Accrued distribution fee	906	96	7
Accrued servicing fee	667	108	10
Variation margin payable	0	0	268
Recoupment payable to Manager	73	18	0
Swap premium received	0	0	1,915
Unrealized depreciation on foreign currency contracts	0	0	850
Unrealized depreciation on swap agreements	0	0	46,403
Other liabilities	0	0	3
	430,738	141,413	559,297

Net Assets	$14,904,185	$962,946	$557,576

Net Assets Consist of:
Paid in capital	$15,057,718	$957,486	$556,406
Undistributed (overdistributed) net investment income	25,770	551	31,836
Accumulated undistributed net realized gain (loss)	(298,061)	(21,958)	(5,737)
Net unrealized appreciation (depreciation)	118,758	26,867	(24,929)
	$14,904,185	$962,946	$557,576

Net Assets:
Class A	$1,584,884	$363,665	$27,595
Class B	237,231	0	0
Class C	1,236,340	168,527	11,296
Other Classes	11,845,730	430,754	518,685

Shares Issued and Outstanding:
Class A	126,326	33,187	2,942
Class B	19,025	0	0
Class C	99,294	15,438	1,212

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$12.54	$10.96	$9.38
Class B	12.47	NA	NA
Class C	12.45	10.92	9.32

Cost of Investments Owned	$0	$0	$956,185
Cost of Investments in Affiliates Owned	$14,775,605	$1,057,599	$0
Cost of Repurchase Agreements Owned	$0	$3,935	$1,600
Cost of Foreign Currency Held	$0	$0	$2,424
Proceeds Received on Short Sales	$0	$0	$44,648
Premiums Received on Written Options	$0	$0	$2,783

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

92	PIMCO Funds	See Accompanying Notes

March 31, 2008

International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	RealEstate RealReturn Strategy Fund	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

$127,395	$880,037	$903,149	$42,137	$842,265	$522,519	$286,708
0	0	0	0	0	0	0
520	1,661	3,121	2,253	5,675	1,000	8,651
49	181	23	249	1,584	4,145	1,145
984	10,105	5,700	2,121	57,720	16,545	16,491
277	5,772	831	54	1,959	1,265	492
17,375	379,125	160,450	6,976	21,402	55,066	14,531
0	0	0	0	0	0	0
4,032	47,472	29,391	604	0	0	0
11	2,916	8,904	1,609	23,947	80	1,048
548	6,915	3,936	257	3,802	2,737	1,417
0	0	0	0	0	0	0
59	538	320	249	9,314	1,196	250
223	4,372	529	54	2,553	1,084	658
689	2,706	747	147	7,239	2,102	885
3,203	19,570	31,771	44	1,755	824	552
0	511	0	0	0	40	0
155,365	1,361,881	1,148,872	56,754	979,215	608,603	332,828

$43,050	$279,093	$0	$20,328	$189,734	$268,474	$32,787
28,868	194,625	104,093	4,340	19,663	25,094	32,297
0	0	0	0	0	0	0
204	252,305	424,309	102	0	1,052	949
6,745	346,362	129,430	4,191	13,558	55,652	11,925
0	293	160	0	3,092	1,902	1,000
0	0	0	0	0	0	0
0	0	1	0	0	0	0
0	0	0	0	0	0	0
378	4,175	1,799	93	3,234	3,604	1,421
23	91	162	9	142	78	85
15	65	90	5	166	58	54
0	11	12	0	46	20	1
0	8	9	0	40	14	10
25	301	8	12	6,193	154	979
0	0	0	0	0	0	0
138	5,637	3,555	26	640	689	812
95	5,698	383	54	1,688	463	235
276	14,810	4,895	107	8,035	1,629	632
0	0	1,444	0	0	0	0
79,817	1,103,474	670,350	29,267	246,231	358,883	83,187

$75,548	$258,407	$478,522	$27,487	$732,984	$249,720	$249,641

$76,036	$255,126	$489,188	$31,752	$899,865	$287,519	$243,145
(3,621)	(2,404)	(28,801)	128	27,113	2,316	1,063
(255)	(1,138)	(11,778)	(5,325)	(181,555)	(38,801)	1,229
3,388	6,823	29,913	932	(12,439)	(1,314)	4,204
$75,548	$258,407	$478,522	$27,487	$732,984	$249,720	$249,641

$1,881	$11,923	$23,420	$161	$101,021	$25,661	$39,964
0	9,274	6,843	0	21,826	16,220	0
398	8,141	13,271	444	72,282	17,702	2,888
73,269	229,069	434,988	26,882	537,855	190,137	206,789

198	1,166	3,933	18	10,426	2,556	4,255
0	920	1,171	0	2,311	1,647	0
42	806	2,271	49	7,588	1,794	309

$9.51	$10.23	$5.95	$9.06	$9.69	$10.04	$9.39
NA	10.08	5.84	NA	9.45	9.85	NA
9.45	10.10	5.84	8.97	9.53	9.87	9.36

$127,633	$874,008	$898,360	$42,300	$854,733	$520,738	$284,908
$0	$0	$0	$0	$0	$0	$0
$520	$1,661	$3,121	$2,253	$5,675	$1,000	$8,651
$279	$5,800	$833	$54	$1,964	$1,272	$498
$6,640	$339,677	$127,558	$4,166	$13,286	$54,646	$11,746
$216	$3,238	$1,343	$37	$2,119	$1,521	$653

Annual Report	March 31, 2008	93

Consolidated Statement of Assets and Liabilities	March 31, 2008

(Amounts in thousands, except per share amounts)	Commodity RealReturn Strategy Fund®

Assets:
Investments, at value	$25,032,134
Repurchase agreement, at value	78,400
Cash	29,018
Deposits with counterparty	111,824
Foreign currency, at value	44,481
Receivable for investments sold	2,338,400
Receivable for investments sold on a delayed-delivery basis	486,420
Receivable for Fund shares sold	50,347
Interest and dividends receivable	121,386
Variation margin receivable	8,359
Swap premiums paid	60,643
Unrealized appreciation on foreign currency contracts	39,284
Unrealized appreciation on swap agreements	357,236
Other assets	721
28,758,653

Liabilities:
Payable for investments purchased	$934,440
Payable for investments purchased on a delayed-delivery basis	11,281,663
Payable for short sales	1,635,488
Payable for Fund shares redeemed	66,780
Written options outstanding	137,805
Accrued investment advisory fee	6,211
Accrued administrative fee	4,216
Accrued distribution fee	1,104
Accrued servicing fee	1,100
Variation margin payable	664
Swap premium received	74,797
Unrealized depreciation on foreign currency contracts	23,291
Unrealized depreciation on swap agreements	645,033
Other liabilities	26,846
14,839,438

Net Assets	$13,919,215

Net Assets Consist of:
Paid in capital	$11,166,941
Undistributed net investment income	923,378
Accumulated undistributed net realized gain	1,149,152
Net unrealized appreciation	679,744
$13,919,215

Net Assets:
Class A	$2,493,012
Class B	245,252
Class C	1,143,836
Other Classes	10,037,115

Shares Issued and Outstanding:
Class A	137,168
Class B	13,621
Class C	63,599

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$18.17
Class B	18.01
Class C	17.98

Cost of Investments Owned	$24,068,927
Cost of Repurchase Agreements Owned	$78,400
Cost of Foreign Currency Held	$44,726
Proceeds Received on Short Sales	$1,605,920
Premiums Received on Written Options	$94,710

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

94	PIMCO Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2008
(Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Investment Income:
Interest, net of foreign taxes*	$387	$85	$36,763	$3,993	$33,853
Dividends	0	0	182	0	353
Dividends from Affiliate investments	1,040,317	65,460	0	0	0
Miscellaneous income	0	0	29	2	57
Total Income	1,040,704	65,545	36,974	3,995	34,263

Expenses:
Investment advisory fees	23,229	1,429	3,236	271	2,614
Administrative fees	18,140	1,763	1,582	167	1,728
Distribution fees - Class B	1,889	0	0	0	103
Distribution fees - Class C	9,170	1,007	100	3	92
Servicing fees - Class A	3,737	629	81	2	43
Servicing fees - Class B	630	0	0	0	34
Servicing fees - Class C	3,057	336	33	1	31
Distribution and/or servicing fees - Other Classes	1,195	39	26	1	39
Trustees’ fees	0	0	2	0	2
Interest expense	33	11,824	2,937	424	3,997
Miscellaneous expense	0	0	2	3	0
Total Expenses	61,080	17,027	7,999	872	8,683
Reimbursement by Manager	(2,772)	0	0	0	0
Net Expenses	58,308	17,027	7,999	872	8,683

Net Investment Income	982,396	48,518	28,975	3,123	25,580

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	0	0	10,049	978	152
Net realized (loss) on Affiliate investments	(79,686)	(3,616)	0	0	0
Net capital gain distributions received from Underlying Funds	21,213	992	0	0	0
Net realized (loss) on futures contracts, written options and swaps	0	0	(24,039)	(6,388)	(18,107)
Net realized gain (loss) on foreign currency transactions	0	0	3,228	360	(54,234)
Net change in unrealized appreciation (depreciation) on investments	0	0	4,822	(282)	133
Net change in unrealized appreciation (depreciation) on Affiliate investments	(141,480)	22,157	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	0	(45,705)	903	(6,097)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	1,065	601	3,550
Net Gain (Loss)	(199,953)	19,533	(50,580)	(3,828)	(74,603)

Net Increase (Decrease) in Net Assets Resulting from Operations	$782,443	$68,051	$(21,605)	$(705)	$(49,023)

* Foreign tax withholdings	$0	$0	$3	$1	$0

Annual Report	March 31, 2008	95

Statements of Operations  (Cont.)

Year ended March 31, 2008
(Amounts in thousands)	RealEstate RealReturn Strategy Fund	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Investment Income:
Interest	$10,569	$1,560	$49,936	$24,488	$9,430
Dividends	0	1	885	162	63
Miscellaneous income	5	0	28	9	5
Total Income	10,574	1,561	50,849	24,659	9,498

Expenses:
Investment advisory fees	911	117	2,613	1,415	756
Administrative fees	585	64	2,734	970	421
Distribution fees - Class B	72	0	225	149	0
Distribution fees - Class C	131	3	454	167	6
Servicing fees - Class A	68	0	303	87	15
Servicing fees - Class B	24	0	75	50	0
Servicing fees - Class C	44	1	227	56	2
Distribution and/or servicing fees - Other Classes	15	1	77	12	4
Trustees’ fees	0	0	3	1	0
Interest expense	16	200	903	5,394	815
Miscellaneous expense	0	1	1	0	0
Total Expenses	1,866	387	7,615	8,301	2,019

Net Investment Income	8,708	1,174	43,234	16,358	7,479

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	17,122	222	5,392	5,569	2,246
Net realized gain (loss) on futures contracts, written options and swaps	(60,825)	(5,117)	(61,733)	(13,602)	14,287
Net realized gain (loss) on foreign currency transactions	(1,227)	20	4,090	1,887	346
Net change in unrealized appreciation (depreciation) on investments	1,995	(169)	(16,447)	2,538	1,543
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	33,243	660	(8,724)	(9,502)	3,634
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	274	94	5,755	1,403	594
Net Gain (Loss)	(9,418)	(4,290)	(71,667)	(11,707)	22,650

Net Increase (Decrease) in Net Assets Resulting from Operations	$(710)	$(3,116)	$(28,433)	$4,651	$30,129

96	PIMCO Funds	See Accompanying Notes

Consolidated Statement of Operations

Year ended March 31, 2008
(Amounts in thousands)	Commodity RealReturn Strategy Fund®

Investment Income:
Interest	$639,384
Dividends	213
Miscellaneous income	363
Total Income	639,960

Expenses:
Investment advisory fees	62,640
Administrative fees	42,452
Distribution fees - Class B	1,656
Distribution fees - Class C	7,521
Servicing fees - Class A	5,231
Servicing fees - Class B	552
Servicing fees - Class C	2,507
Distribution and/or servicing fees - Other Classes	5,140
Trustees’ fees	37
Interest expense	1,000
Miscellaneous expense	15
Total Expenses	128,751
Reimbursement by Manager	(5,409)
Net Expenses	123,342

Net Investment Income	516,618

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,270,614
Net realized gain on futures contracts, written options and swaps	572,195
Net realized (loss) on foreign currency transactions	(46,251)
Net change in unrealized appreciation on investments	499,546
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(333,016)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	11,133
Net Gain	2,974,221

Net Increase in Net Assets Resulting from Operations	$3,490,839

Annual Report	March 31, 2008	97

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		Fundamental IndexPLUSTM TR Fund

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$982,396	$712,644	$48,518	$40,104	$28,975	$21,204
Net realized gain (loss)	0	0	0	0	(10,762)	24,253
Net realized (loss) on Affiliate investments	(79,686)	(247,441)	(3,616)	(20,088)	0	0
Net capital gain distributions received from Underlying Funds	21,213	38,870	992	2,543	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	(39,818)	14,341
Net change in unrealized appreciation (depreciation) on Affiliate investments	(141,480)	394,458	22,157	21,985	0	0
Net increase (decrease) resulting from operations	782,443	898,531	68,051	44,544	(21,605)	59,798

Distributions to Shareholders:
From net investment income
Class A	(107,607)	(83,403)	(17,594)	(13,234)	(482)	(3,420)
Class B	(16,110)	(13,328)	0	0	0	0
Class C	(78,471)	(66,083)	(8,268)	(6,575)	(132)	(1,096)
Other Classes	(813,044)	(518,323)	(24,330)	(18,636)	(7,470)	(65,967)
From net realized capital gains
Class A	0	(4,454)	0	(464)	0	0
Class B	0	(825)	0	0	0	0
Class C	0	(4,081)	0	(264)	0	0
Other Classes	0	(25,995)	0	(577)	0	0
Tax basis return of capital
Class A	0	0	0	0	(1,621)	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	(668)	0
Other Classes	0	0	0	0	(27,714)	0

Total Distributions	(1,015,232)	(716,492)	(50,192)	(39,750)	(38,087)	(70,483)

Fund Share Transactions:
Receipts for shares sold
Class A	492,694	411,264	197,127	131,989	14,669	13,146
Class B	23,625	33,048	0	0	0	0
Class C	212,807	213,458	61,629	59,374	5,044	7,984
Other Classes	3,731,710	2,872,644	206,093	104,637	147,774	280,369
Issued as reinvestment of distributions
Class A	79,049	63,741	10,700	7,437	879	1,314
Class B	12,537	10,987	0	0	0	0
Class C	55,884	48,585	5,256	4,005	557	740
Other Classes	758,288	499,526	20,805	16,687	33,037	64,243
Cost of shares redeemed
Class A	(464,066)	(712,997)	(87,211)	(131,861)	(11,820)	(11,445)
Class B	(65,175)	(91,000)	0	0	0	0
Class C	(318,220)	(525,884)	(42,030)	(49,943)	(5,928)	(1,484)
Other Classes	(1,920,723)	(1,864,675)	(117,442)	(194,853)	(183,356)	(251,589)
Net increase (decrease) resulting from Fund share transactions	2,598,410	958,697	254,927	(52,528)	856	103,278

Fund Redemption Fee	55	214	6	25	8	16

Total Increase (Decrease) in Net Assets	2,365,676	1,140,950	272,792	(47,709)	(58,828)	92,609

Net Assets:
Beginning of year or period	12,538,509	11,397,559	690,154	737,863	616,404	523,795
End of year or period*	$14,904,185	$12,538,509	$962,946	$690,154	$557,576	$616,404

* Including undistributed (overdistributed) net investment income of:	$25,770	$58,606	$551	$2,226	$31,836	$(10,306)

98	PIMCO Funds	See Accompanying Notes

International StocksPLUS® TR Strategy Fund (Unhedged)		International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		RealEstateRealReturn Strategy Fund		Small Cap StocksPLUS® TR Fund		StocksPLUS® Fund

Year Ended March 31, 2008	Period from November 30, 2006 to March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Period from July 31, 2006 to March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

$3,123	$825	$25,580	$26,108	$8,708	$7,139	$1,174	$254	$43,234	$42,312
(5,050)	360	(72,189)	56,406	(44,930)	32,524	(4,875)	(59)	(52,251)	59,696
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
1,222	2,166	(2,414)	(7,892)	35,512	(12,210)	585	347	(19,416)	1,058
0	0	0	0	0	0	0	0	0	0
(705)	3,351	(49,023)	74,622	(710)	27,453	(3,116)	542	(28,433)	103,066

(44)	(1)	(418)	(2,545)	(3,056)	(13,309)	(5)	(1)	(6,249)	(5,312)
0	0	(251)	(1,885)	(1,007)	(4,538)	0	0	(1,297)	(1,351)
(33)	(1)	(230)	(1,756)	(1,855)	(8,860)	(14)	(2)	(4,274)	(3,488)
(2,620)	(2,160)	(14,571)	(75,753)	(14,787)	(44,214)	(1,179)	(133)	(36,491)	(29,504)

0	0	(77)	0	0	(16)	(2)	0	0	0
0	0	(65)	0	0	(6)	0	0	0	0
0	0	(58)	0	0	(11)	(5)	0	0	0
0	0	(2,670)	0	0	(61)	(350)	0	0	0

(39)	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
(15)	0	0	0	0	0	0	0	0	0
(2,824)	0	0	0	0	0	0	0	0	0

(5,575)	(2,162)	(18,340)	(81,939)	(20,705)	(71,015)	(1,555)	(136)	(48,311)	(39,655)

2,088	66	7,018	7,171	7,972	16,050	109	90	19,013	29,565
0	0	2,713	6,220	1,267	6,413	0	0	926	1,904
813	81	3,923	6,217	2,901	11,291	306	191	4,571	5,318
38,200	54,373	42,937	271,373	358,400	17,272	23,969	10,924	257,260	142,132

76	1	367	1,924	2,532	11,136	7	1	4,686	3,921
0	0	235	1,293	861	3,850	0	0	1,052	1,086
42	1	225	1,403	1,575	7,579	15	1	3,699	3,007
5,437	2,160	17,171	75,730	14,350	42,062	1,530	133	33,907	26,987

(145)	0	(11,044)	(10,120)	(19,356)	(20,371)	(30)	0	(45,468)	(49,203)
0	0	(6,213)	(6,608)	(7,941)	(4,737)	0	0	(13,769)	(29,438)
(460)	0	(6,489)	(7,597)	(14,042)	(10,442)	(3)	0	(24,049)	(27,134)
(22,084)	(17)	(319,669)	(350,063)	(37,362)	(312,793)	(5,451)	(40)	(347,204)	(308,485)

23,967	56,665	(268,826)	(3,057)	311,157	(232,690)	20,452	11,300	(105,376)	(200,340)

7	0	51	15	17	19	0	0	4	14

17,694	57,854	(336,138)	(10,359)	289,759	(276,233)	15,781	11,706	(182,116)	(136,915)

57,854	0	594,545	604,904	188,763	464,996	11,706	0	915,100	1,052,015
$75,548	$57,854	$258,407	$594,545	$478,522	$188,763	$27,487	$11,706	$732,984	$915,100

$(3,621)	$(635)	$(2,404)	$7,577	$(28,801)	$26,696	$128	$122	$27,113	$30,052

Annual Report	March 31, 2008	99

Statements of Changes in Net Assets  (Cont.)

	StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$16,358	$12,818	$7,479	$6,836
Net realized gain (loss)	(6,146)	12,047	16,879	(9,618)
Net change in unrealized appreciation (depreciation)	(5,561)	7,560	5,771	824
Net increase (decrease) resulting from operations	4,651	32,425	30,129	(1,958)

Distributions to Shareholders:
From net investment income
Class A	(1,762)	(1,566)	(181)	(18)
Class B	(926)	(624)	0	0
Class C	(1,012)	(780)	(28)	(1)
Other Classes	(15,612)	(10,733)	(7,725)	(6,789)
From net realized capital gains
Class A	(2,902)	(2,445)	0	0
Class B	(1,733)	(1,187)	0	0
Class C	(1,885)	(1,476)	0	0
Other Classes	(23,714)	(17,313)	0	0
Tax basis return of capital
Class A	0	0	0	0
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	0	0	0	0

Total Distributions	(49,546)	(36,124)	(7,934)	(6,808)

Fund Share Transactions:
Receipts for shares sold
Class A	5,217	10,217	46,494	674
Class B	2,162	5,548	0	0
Class C	1,969	3,973	3,136	98
Other Classes	162,718	171,603	100,140	62,775
Issued as reinvestment of distributions
Class A	3,838	3,389	156	13
Class B	2,250	1,520	0	0
Class C	2,344	1,785	27	1
Other Classes	39,140	27,830	7,715	6,787
Cost of shares redeemed
Class A	(17,568)	(16,020)	(8,565)	(21)
Class B	(5,463)	(6,112)	0	0
Class C	(7,452)	(8,720)	(457)	0
Other Classes	(248,398)	(77,630)	(78,659)	(34,914)
Net increase (decrease) resulting from Fund share transactions	(59,243)	117,383	69,987	35,413

Fund Redemption Fee	1	5	7	0

Total Increase (Decrease) in Net Assets	(104,137)	113,689	92,189	26,647

Net Assets:
Beginning of year	353,857	240,168	157,452	130,805
End of year*	$249,720	$353,857	$249,641	$157,452

*Including undistributed net investment income of:	$2,316	$3,161	$1,063	$1,046

100	PIMCO Funds	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$516,618	$317,402
Net realized gain (loss)	2,796,558	(23,224)
Net change in unrealized appreciation	177,663	650,549
Net increase resulting from operations	3,490,839	944,727

Distributions to Shareholders:
From net investment income
Class A	(132,032)	(72,579)
Class B	(12,188)	(6,965)
Class C	(55,384)	(32,510)
Other Classes	(572,679)	(341,856)

Total Distributions	(772,283)	(453,910)

Fund Share Transactions:
Receipts for shares sold
Class A	741,297	660,065
Class B	22,485	21,142
Class C	192,807	185,272
Other Classes	3,283,515	4,511,034
Issued as reinvestment of distributions
Class A	102,081	54,649
Class B	9,094	5,139
Class C	38,944	22,071
Other Classes	454,547	277,983
Cost of shares redeemed
Class A	(826,060)	(1,255,407)
Class B	(64,962)	(110,602)
Class C	(364,868)	(657,822)
Other Classes	(4,252,030)	(4,163,236)
Net (decrease) resulting from Fund share transactions	(663,150)	(449,712)

Fund Redemption Fee	755	485

Total Increase in Net Assets	2,056,161	41,590

Net Assets:
Beginning of year	11,863,054	11,821,464
End of year*	$13,919,215	$11,863,054

*Including undistributed net investment income of:	$923,378	$421,334

Annual Report	March 31, 2008	101

Statements of Cash Flows	March 31, 2008

(Amounts in thousands)
	All Asset All Authority Fund	Small Cap StocksPLUS®TR Fund	StocksPLUS® Total Return Fund

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by operating activities:
Net increase (decrease) in net assets resulting from operations	$68,051	$(3,116)	$4,651

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(1,248,780)	(157,331)	(2,134,694)
Proceeds from sales of long-term securities	1,073,676	133,602	2,032,190
Sale of short-term portfolio investments, net	(3,424)	(2,109)	70,882
Deposits with brokers for futures contracts	0	(2,121)	(16,545)
Increase in interest receivable	(80)	(223)	(1,490)
Increase (Decrease) in receivable for investments sold	(3,120)	(7,552)	4,844
(Decrease) in manager reimbursement receivable	0	70	0
Increase (Decrease) in payable for investments purchased	5,936	(2,573)	(124,241)
Increase in swap premium paid	0	153	1,656
Proceeds from futures transactions	0	(4,653)	(20,973)
Proceeds from currency transactions	0	21	1,882
Increase (Decrease) in investment advisory fee	25	4	(72)
Increase (Decrease) in administrative fee	38	2	(39)
Increase (Decrease) in distribution fee	3	0	(9)
Increase (Decrease) in servicing fee	22	0	(5)
(Decrease) in recoupment payable to manager	(18)	0	0
Proceeds from short sale transactions	0	4,177	49,679
Unrealized appreciation (depreciation) on investments	(22,157)	(585)	5,561
Net realized loss on investments	3,616	4,875	6,146
Net amortization on investments	0	21	(17)
Net cash used for operating activities	(126,212)	(37,338)	(120,594)

Cash flows received from financing activities:
Net borrowing from reverse repurchase agreements	0	20,328	268,474
Proceeds from shares sold	456,699	22,775	172,051
Payment on shares redeemed	(242,165)	(5,484)	(316,894)
Cash dividend paid*	(13,431)	(3)	(1,974)
Net (repayment) of line of credit	(75,611)	0	0
Net cash received from financing activities	125,492	37,616	121,657

Net Increase (Decrease) in Cash and Foreign Currency	(720)	278	1,063

Cash and Foreign Currency:
Beginning of year	720	25	4,347
End of year	$0	$303	$5,410

* Reinvestment of dividends	$36,761	$1,552	$47,572

102	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of 11 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined

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price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(h) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(i) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(j) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(k) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

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(l) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(p) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  Certain Funds may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

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Notes to Financial Statements  (Cont.)

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it

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acquires direct rights against the borrower of the loan. At the period ended March 31, 2008, there were no open unfunded loan commitments.

(s) Commodities Index-Linked/Structured Notes   The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

(t) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(u) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie

Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(v) New Accounting Pronouncements  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement in the Funds’ semiannual financial statements for the period ending September 30, 2008.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

4.  BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CommodityRealReturn Strategy Fund®(the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer

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Notes to Financial Statements  (Cont.)

upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of March 31, 2008, net assets of the CRRS Fund were approximately $14 billion, of which approximately $1.047 billion, or approximately 8%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

5.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser to the All Asset and All Asset All Authority Funds, and as the sub-adviser to the Fundamental IndexPLUSTM TR Fund. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20% and 0.12%, respectively, based on average daily net assets.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
All Asset Fund	0.175%	(1)	0.05%	0.05%	0.40%	0.40%	0.45%
All Asset All Authority Fund	0.20%	(2)	0.05%	N/A	0.40%	0.40%	N/A
Fundamental IndexPLUSTM TR Fund	0.54%		0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (Unhedged)	0.39%	(5)	0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45%	(3)	0.30%	N/A	0.45%	0.45%	N/A
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.45%	0.45%	N/A
Small Cap StocksPLUS® TR Fund	0.44%	(6)	0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® Fund	0.25%	(4)	0.25%	0.25%	0.40%	0.40%	0.40%
StocksPLUS® Total Return Fund	0.39%	(5)	0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® TR Short Strategy Fund	0.44%	(6)	0.25%	N/A	0.40%	0.40%	N/A
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%	N/A

(1)

PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(2)

PIMCO has contractually agreed, for the All Asset All Authority Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(3)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45% per annum.
(4)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25% per annum.
(5)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39% per annum.
(6)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2008.

108	PIMCO Funds

March 31, 2008

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2008, AGID received $4,143,110 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statement of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Fundamental IndexPLUSTM TR, International StocksPLUS® TR Strategy (Unhedged), and Small Cap StocksPLUS® TR Funds’ administrative fees in the Funds’ first year of operations, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
Fundamental IndexPLUSTM TR Fund	0.79%	1.04%	1.19%	—	1.94%	1.19%
International StocksPLUS® TR Strategy Fund (Unhedged)	0.64%	0.89%	1.04%	—	1.79%	1.04%
Small Cap StocksPLUS® TR Fund	0.69%	—	1.09%	—	1.84%	1.09%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Fundamental IndexPLUSTM TR Fund	$23
International StocksPLUS® TR Strategy Fund (Unhedged)	59
Small Cap StocksPLUS® TR Fund	64

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

Annual Report	March 31, 2008	109

Notes to Financial Statements  (Cont.)

6.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 5.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2008, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
StocksPLUS® Total Return Fund	$675	$0
CommodityRealReturn Strategy Fund®	24,377	0

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the year ended March 31, 2008 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2008	Dividend Income	Net Capital and Realized Gain(Loss)
Convertible Fund	$49,701	$381,244	$135,136	$(13,155)	$266,390	$4,391	$(9,970)
Developing Local Markets Fund	1,221,284	1,086,964	855,076	54,581	1,493,542	168,542	37,319
Diversified Income Fund	580,299	223,466	314,233	(15,175)	464,645	37,955	(11,097)
Emerging Local Bond Fund	529,094	1,735,106	988,077	(7,813)	1,281,544	159,279	21,703
Emerging Markets Bond Fund	461,058	893,319	289,586	(127)	1,041,342	36,874	15,182
Floating Income Fund	3,443,175	1,470,280	3,331,613	(164,524)	1,225,654	214,800	(153,876)
Foreign Bond Fund (Unhedged)	38,736	195,075	189,471	5,687	54,551	7,701	5,466
Fundamenal Advantage Total Return Fund	0	316,582	0	688	317,270	0	0
Fundamental IndexPLUSTM Fund	313,027	176,812	209,969	(32,318)	232,188	20,137	(15,240)
Fundamental IndexPLUSTM TR Fund	447,319	76,326	135,377	(29,110)	351,649	24,692	(5,060)
Global Bond Fund (Unhedged)	0	178,921	152,801	2,082	28,372	3,715	170
GNMA Fund	87,196	34,203	0	3,892	124,316	6,070	0
High Yield Fund	351,417	514,616	510,498	(5,631)	338,463	29,564	3,704
Income Fund	20,000	181,006	0	(1,523)	199,483	4,668	0
International StocksPLUS® TR Strategy Fund (Unhedged)	53,301	18,430	14,799	(2,451)	51,925	4,836	(1,440)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	498,838	15,156	272,881	(16,876)	189,672	15,128	(12,505)
Long Duration Total Return Fund	0	100,060	0	1,164	101,224	298	0
Long-Term U.S. Government Fund	175,088	1,124,201	838,279	23,696	494,621	15,523	12,814
Low Duration Fund	410,057	1,229,531	801,661	3,634	839,047	24,143	(1,357)
Mortgage-Backed Securities Fund	160,921	44,874	0	3,338	208,934	10,429	0
Real Return Asset Fund	742,488	1,941,240	1,414,550	138,453	1,816,913	97,907	24,030
Real Return Fund	1,150,996	1,483,748	426,772	42,396	1,839,314	61,794	(6,556)
RealEstateRealReturn Strategy Fund	38,271	300,125	0	1,771	342,055	8,573	0
Short-Term Fund	29,788	485,397	483,599	(281)	23,677	6,265	(7,621)
Small Cap StocksPLUS® TR Fund	6,026	7,941	0	(1,726)	12,084	550	0
StocksPLUS® Fund	20,064	22,036	29,141	(39)	12,854	1,251	1,400
StocksPLUS® Total Return Fund	88,244	129,480	155,596	(3,716)	53,961	9,729	227
Total Return Fund	306,159	1,002,005	289,761	15,472	1,025,404	22,067	(12,970)
CommodityRealReturn Strategy Fund®	1,354,710	43,717	1,034,713	116,370	463,269	43,436	35,991
Totals	$12,577,257	$15,411,861	$12,873,589	$118,759	$14,894,363	$1,040,317	$(79,686)

110	PIMCO Funds

March 31, 2008

All Asset All Authority Fund

Underlying Funds	Market Value 03/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2008	Dividend Income	Net Capital and Realized Gain(Loss)
Convertible Fund	$514	$30,180	$20,635	$(397)	$8,241	$322	$(1,344)
Developing Local Markets Fund	69,192	97,382	67,649	1,813	103,194	7,806	5,289
Diversified Income Fund	49,278	18,999	38,261	(881)	28,119	2,959	(1,103)
Emerging Local Bond Fund	45,166	109,535	86,277	2	70,806	8,282	3,077
Emerging Markets Bond Fund	31,775	57,560	11,865	(330)	75,871	2,799	177
European StocksPLUS® TR Strategy Fund	4,670	5,910	8,000	(470)	2,162	365	(255)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	13,610	29,704	28,000	(529)	13,342	4,207	(629)
Floating Income Fund	227,166	170,300	382,732	(168)	4,525	9,206	(7,503)
Foreign Bond Fund (Unhedged)	0	26,448	2,602	1,750	25,527	1,005	(69)
Fundamental Advantage Total Return Fund	0	11,273	0	57	11,330	0	0
Fundamental IndexPLUSTM Fund	27,165	8,600	13,805	(2,827)	18,964	1,431	(491)
Fundamental IndexPLUSTM TR Fund	32,117	2,735	15,885	(1,277)	17,645	1,317	(36)
Global Bond Fund (Unhedged)	238	14	0	27	282	14	0
GNMA Fund	0	1	0	0	1	0	0
High Yield Fund	14,756	39,290	34,285	(231)	18,940	1,669	(27)
Income Fund	0	44,747	0	(615)	44,132	782	0
Japanese StocksPLUS® TR Strategy Fund	47,210	14,550	39,114	(3,053)	15,597	699	(813)
Long Duration Total Return Fund	0	6,780	0	90	6,870	21	0
Long-Term U.S. Government Fund	9,919	73,239	55,320	2,348	30,767	1,338	888
Low Duration Fund	9,340	18,896	25,503	49	2,720	384	(25)
Mortgage-Backed Securities Fund	181	11	0	4	195	10	0
Real Return Asset Fund	43,420	194,206	96,051	7,910	149,459	5,313	988
Real Return Fund	36,998	113,135	16,946	3,632	136,230	4,086	(292)
RealEstateRealReturn Strategy Fund	1,184	18,011	0	228	19,515	435	0
Short-Term Fund	0	1	0	0	1	0	0
Small Cap StocksPLUS® TR Fund	0	2,365	0	(393)	1,973	96	0
StocksPLUS® Fund	5,857	204	4,597	(126)	1,369	203	121
StocksPLUS® Total Return Fund	1	6,181	3,698	(179)	2,195	176	(111)
StocksPLUS® TR Short Strategy Fund	152,132	87,281	68,332	13,624	191,557	7,465	(5,258)
Total Return Fund	2,386	50,419	648	(48)	52,106	561	(13)
CommodityRealReturn Strategy Fund®	66,546	10,823	53,471	6,857	30,831	2,509	3,813
Totals	$890,821	$1,248,780	$1,073,676	$26,867	$1,084,466	$65,460	$(3,616)

7.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

8.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Annual Report	March 31, 2008	111

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$15,411,861	$12,873,589
All Asset All Authority Fund	0	0	1,248,780	1,073,676
Fundamental IndexPLUSTM TR Fund	2,097,183	1,757,149	185,059	183,488
International StocksPLUS® TR Strategy Fund (Unhedged)	360,945	316,199	29,713	18,992
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	7,443,249	7,139,822	265,446	254,891
RealEstateRealReturn Strategy Fund	3,409,332	2,990,009	28,878	10,784
Small Cap StocksPLUS® TR Fund	140,423	123,656	16,904	6,042
StocksPLUS® Fund	336,427	290,070	288,921	246,404
StocksPLUS® Total Return Fund	1,971,097	1,855,307	163,545	125,560
StocksPLUS® TR Short Strategy Fund	420,903	347,909	52,653	29,278
CommodityRealReturn Strategy Fund®	145,598,111	142,660,354	5,834,493	6,719,147

9.  LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $325 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of March 31, 2008 are disclosed as demand loan payable to bank on the Statement of Assets and Liabilities. As of March 31, 2008, the AAAA Fund was paying interest at 3.56% Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the period ended March 31, 2008 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Oustanding Principal as of 03/31/2008
$205,388	$242,760	$11,822	$427	$125,000

10.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Fundamental IndexPLUSTM TR Fund							International StocksPLUS® TR Strategy Fund (Unhedged)
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	323	$129,300	GBP	700	EUR	11,000	$1,649	28	$5,000	$61
Sales	2,644	157,300		0		0	4,330	275	9,100	333
Closing Buys	(886)	(150,600)		0		(8,000)	(2,357)	(117)	(8,000)	(132)
Expirations	(1,456)	(29,000)		(700)		(3,000)	(827)	(26)	0	(7)
Exercised	0	(3,000)		0		0	(12)	(88)	0	(39)
Balance at 03/31/2008	625	$104,000	GBP	0	EUR	0	$2,783	72	$6,100	$216

	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)							RealEstateRealReturn Strategy Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	205	$250,700	GBP	6,400	EUR	35,000	$3,145	0	$0	$0
Sales	2,630	324,300		0		36,600	6,366	1,323	13,400	1,550
Closing Buys	(1,320)	(310,900)		0		0	(4,507)	(248)	0	(129)
Expirations	(1,431)	(122,100)		(6,400)		(55,400)	(1,766)	(280)	0	(78)
Exercised	0	0		0		0	0	0	0	0
Balance at 03/31/2008	84	$142,000	GBP	0	EUR	16,200	$3,238	795	$13,400	$1,343

112	PIMCO Funds

March 31, 2008

	Small Cap StocksPLUS® TR Fund			StocksPLUS® Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	1	$1,000	$13	292	$101,800	GBP	1,800	EUR	3,000	$1,940
Sales	101	1,000	68	2,653	127,200		0		0	4,477
Closing Buys	(64)	(1,000)	(40)	(1,183)	(126,800)		0		0	(2,186)
Expirations	(2)	0	0	(883)	(22,600)		(1,800)		(3,000)	(1,664)
Exercised	(14)	0	(4)	(879)	0		0		0	(448)
Balance at 03/31/2008	22	$1,000	$37	0	$79,600	GBP	0	EUR	0	$2,119

	StocksPLUS® Total Return Fund							StocksPLUS® TR Short Strategy Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	255	$76,600	GBP	500	EUR	8,000	$1,225	78	$34,800	GBP	300	EUR	1,000	$416
Sales	1,397	96,200		0		0	2,750	692	32,500		0		0	962
Closing Buys	(418)	(103,000)		0		0	(1,429)	(483)	(44,800)		0		(1,000)	(687)
Expirations	(567)	(2,900)		(500)		(8,000)	(741)	(5)	0		(300)		0	(6)
Exercised	(440)	(2,000)		0		0	(284)	(64)	(1,000)		0		0	(32)
Balance at 03/31/2008	227	$64,900	GBP	0	EUR	0	$1,521	218	$21,500	GBP	0	EUR	0	$653

	CommodityRealReturn Strategy Fund®
	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	359,008,458	$257,000	$18,764
Sales	164,640,374	2,060,120	103,326
Closing Buys	(13,559)	(673,820)	(17,667)
Expirations	(134,011,972)	(117,000)	(8,796)
Exercised	(2,368)	(37,000)	(917)
Balance at 03/31/2008	389,620,933	$1,489,300	$94,710

Annual Report	March 31, 2008	113

Notes to Financial Statements  (Cont.)

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund				Fundamental IndexPLUSTM TR Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	38,484	$492,694	32,623	$411,264	18,088	$197,127	12,471	$131,989	1,377	$14,669	1,270	$13,146
Class B	1,859	23,625	2,637	33,048	0	0	0	0	0	0	0	0
Class C	16,788	212,807	17,032	213,458	5,679	61,629	5,627	59,374	474	5,044	764	7,984
Other Classes	289,864	3,731,710	226,506	2,872,644	18,886	206,093	9,886	104,637	14,004	147,774	25,964	280,369

Issued as reinvestment of distributions
Class A	6,262	79,049	5,088	63,741	1,008	10,700	712	7,437	86	879	128	1,314
Class B	999	12,537	882	10,987	0	0	0	0	0	0	0	0
Class C	4,459	55,884	3,904	48,585	497	5,256	384	4,005	55	557	72	740
Other Classes	59,764	758,288	39,666	499,526	1,954	20,805	1,594	16,687	3,205	33,037	6,227	64,243

Cost of shares redeemed
Class A	(36,214)	(464,066)	(56,561)	(712,997)	(8,087)	(87,211)	(12,456)	(131,861)	(1,161)	(11,820)	(1,106)	(11,445)
Class B	(5,118)	(65,175)	(7,258)	(91,000)	0	0	0	0	0	0	0	0
Class C	(25,025)	(318,220)	(41,986)	(525,884)	(3,923)	(42,030)	(4,735)	(49,943)	(573)	(5,928)	(138)	(1,484)
Other Classes	(149,287)	(1,920,723)	(147,032)	(1,864,675)	(10,894)	(117,442)	(18,380)	(194,853)	(17,233)	(183,356)	(25,104)	(251,589)
Net increase (decrease) resulting from Fund share transactions	202,835	$2,598,410	75,501	$958,697	23,208	$254,927	(4,897)	$(52,528)	234	$856	8,077	$103,278

	StocksPLUS® Fund				StocksPLUS® Total Return Fund				StocksPLUS® TR Short Strategy Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	1,768	$19,013	2,856	$29,565	446	$5,217	866	$10,217	5,096	$46,494	78	$674
Class B	85	926	186	1,904	183	2,162	468	5,548	0	0	0	0
Class C	425	4,571	517	5,318	170	1,969	333	3,973	349	3,136	12	98
Other Classes	22,783	257,260	13,260	142,132	13,516	162,718	13,838	171,603	11,625	100,140	7,111	62,775

Issued as reinvestment of distributions
Class A	439	4,686	374	3,921	334	3,838	283	3,389	19	156	2	13
Class B	101	1,052	107	1,086	200	2,250	128	1,520	0	0	0	0
Class C	352	3,699	291	3,007	208	2,344	151	1,785	3	27	0	1
Other Classes	3,069	33,907	2,513	26,987	3,402	39,140	2,318	27,830	947	7,715	816	6,787

Cost of shares redeemed
Class A	(4,076)	(45,468)	(4,740)	(49,203)	(1,530)	(17,568)	(1,355)	(16,020)	(937)	(8,565)	(3)	(21)
Class B	(1,279)	(13,769)	(2,920)	(29,438)	(479)	(5,463)	(529)	(6,112)	0	0	0	0
Class C	(2,259)	(24,049)	(2,660)	(27,134)	(642)	(7,452)	(749)	(8,720)	(55)	(457)	0	0
Other Classes	(30,605)	(347,204)	(28,667)	(308,485)	(20,701)	(248,398)	(6,416)	(77,630)	(9,346)	(78,659)	(3,960)	(34,914)
Net increase (decrease) resulting from Fund share transactions	(9,197)	$(105,376)	(18,883)	$(200,340)	(4,893)	$(59,243)	9,336	$117,383	7,701	$69,987	4,056	$35,413

114	PIMCO Funds

March 31, 2008

International StocksPLUS® TR Strategy Fund (Unhedged)				International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)				RealEstateReturnReturn Strategy Fund				Small Cap StocksPLUS® TR Fund
Year Ended 03/31/2008		Period from 11/30/2006 to 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
Shares	Amount		Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

198	$2,088	7	$66	573	$7,018	590	$7,171	1,256	$7,972	1,861	$16,050	11	$109	9	$90
0	0	0	0	222	2,713	517	6,220	190	1,267	753	6,413	0	0	0	0
78	813	8	81	317	3,923	513	6,217	462	2,901	1,326	11,291	29	306	19	191
3,716	38,200	5,434	54,373	3,477	42,937	22,044	271,373	61,285	358,400	2,015	17,272	2,283	23,969	768	10,924

7	76	0	1	30	367	163	1,924	425	2,532	1,485	11,136	1	7	0	1
0	0	0	0	19	235	111	1,293	146	861	522	3,850	0	0	0	0
4	42	0	1	18	225	120	1,403	268	1,575	1,028	7,579	1	15	0	1
532	5,437	218	2,160	1,398	17,171	6,384	75,730	2,455	14,350	5,503	42,062	152	1,530	12	133

(14)	(145)	0	0	(931)	(11,044)	(842)	(10,120)	(3,027)	(19,356)	(2,402)	(20,371)	(3)	(30)	0	0
0	0	0	0	(537)	(6,213)	(563)	(6,608)	(1,242)	(7,941)	(560)	(4,737)	0	0	0	0
(48)	(460)	0	0	(555)	(6,490)	(641)	(7,597)	(2,194)	(14,042)	(1,255)	(10,442)	0	(3)	0	0
(2,225)	(22,084)	(1)	(17)	(27,476)	(319,668)	(28,641)	(350,063)	(5,808)	(37,362)	(35,927)	(312,793)	(548)	(5,451)	(4)	(40)
2,248	$23,967	5,666	$56,665	(23,445)	$(268,826)	(245)	$(3,057)	54,216	$311,157	(25,651)	$(232,690)	1,926	$20,452	804	$11,300

CommodityRealReturn Strategy Fund®
Year Ended 03/31/2008		Year Ended 3/31/2007
Shares	Amount	Shares	Amount

45,441	$741,297	46,035	$660,065
1,345	22,485	1,469	21,142
11,590	192,807	12,975	185,272
200,393	3,283,515	314,607	4,511,034

6,468	102,081	3,920	54,649
583	9,094	372	5,139
2,497	38,944	1,598	22,071
28,740	454,547	19,839	277,983

(51,842)	(826,060)	(87,362)	(1,255,407)
(4,211)	(64,962)	(7,811)	(110,602)
(23,898)	(364,868)	(46,493)	(657,822)
(269,621)	(4,252,030)	(290,392)	(4,163,236)
(52,515)	$(663,150)	(31,243)	$(449,712)

Annual Report	March 31, 2008	115

Notes to Financial Statements  (Cont.)

12.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints were filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming

116	PIMCO Funds

March 31, 2008

examination by taxing authorities. The Funds adopted the provisions of FIN 48 on April 1, 2007. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CRRS Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

To the extent the All Asset and All Asset All Authority Funds invest in the CRRS Fund, an Underlying Fund, the All Asset and All Asset All Authority Funds may be subject to additional tax risk.

The Funds file U. S. tax returns. While the statute of limitations remains open to examine the Fund’s U. S. tax returns filed for the fiscal years from 2004-2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended March 31, 2008, the CommodityRealReturn Strategy Fund® incurred $105,171 in CPMF and FTT costs.

As of March 31, 2008, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
All Asset Fund	$25,770	$0	$61,257	$0	$(158,627)	$(81,933)
All Asset All Authority Fund	551	0	19,074	0	(14,165)	0
Fundamental IndexPLUS™ TR Fund	0	0	2,515	(1,345)	0	0
International StocksPLUS® TR Strategy Fund (Unhedged)	0	0	(425)	(63)	0	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	0	5,157	(397)	0	(1,479)
RealEstateRealReturn Strategy Fund	0	0	395	(2,314)	(8,747)	0
Small Cap StocksPLUS® TR Fund	243	0	(231)	(43)	0	(4,234)
StocksPLUS® Fund	36,607	0	(18,638)	(3,697)	(58,541)	(122,612)
StocksPLUS® Total Return Fund	3,797	0	(899)	(291)	0	(40,406)
StocksPLUS® TR Short Strategy Fund	1,932	3,621	1,218	(275)	0	0
CommodityRealReturn Strategy Fund®	1,850,291	194,551	814,432	(107,000)	0	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2007 through March 31, 2008 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

Annual Report	March 31, 2008	117

Notes to Financial Statements  (Cont.)

As of March 31, 2008, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2011	2013	2014	2015
All Asset Fund	$0	$0	$0	$158,627
All Asset All Authority Fund	0	0	0	14,165
RealEstateRealReturn Strategy Fund	0	0	0	8,747
StocksPLUS® Fund	58,541	0	0	0

As of March 31, 2008, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
All Asset Fund	$14,833,105	$355,722	$(294,464)	$61,258
All Asset All Authority Fund	1,069,327	38,391	(19,317)	19,074
Fundamental IndexPLUS™ TR Fund	957,841	16,022	(10,185)	5,837
International StocksPLUS® TR Strategy Fund (Unhedged)	128,153	1,368	(1,606)	(238)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	876,015	14,855	(9,172)	5,683
RealEstateRealReturn Strategy Fund	902,112	6,187	(2,029)	4,158
Small Cap StocksPLUS® TR Fund	44,553	488	(651)	(163)
StocksPLUS® Fund	860,583	7,571	(20,214)	(12,643)
StocksPLUS® Total Return Fund	521,825	8,102	(6,408)	1,694
StocksPLUS® TR Short Strategy Fund	293,574	4,497	(2,712)	1,785
CommodityRealReturn Strategy Fund®	24,203,274	1,056,864	(149,604)	907,260

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2008 and March 31, 2007, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2008			March 31, 2007
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital
All Asset Fund	$1,015,232	$0	$0	$681,865	$34,627	$0
All Asset All Authority Fund	50,192	0	0	38,486	1,264	0
Fundamental IndexPLUS™ TR Fund	6,094	1,990	30,003	70,483	0	0
International StocksPLUS® TR Strategy Fund (Unhedged)	1,559	1,138	2,878	2,162	0	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	17,473	867	0	81,939	0	0
RealEstateRealReturn Strategy Fund	20,705	0	0	70,922	93	0
Small Cap StocksPLUS® TR Fund	1,310	245	0	136	0	0
StocksPLUS® Fund	48,311	0	0	39,655	0	0
StocksPLUS® Total Return Fund	30,747	18,799	0	20,806	15,318	0
StocksPLUS® TR Short Strategy Fund	7,934	0	0	6,808	0	0
CommodityRealReturn Strategy Fund®	772,283	0	0	453,910	0	0

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

118	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	NAB	National Australia Bank Limited
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	SOG	Societe Generale
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.	WAC	Wachovia Bank N.A.
CITI	Citibank N.A.	MLP	Merrill Lynch & Co., Inc.
CBA	Commonwealth Bank of Australia	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HUF	Hungarian Forint	PHP	Philippines Peso
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian Leu
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SAR	Saudi Riyal
CNY	Chinese Yuan Renminbi	KRW	South Korean Won	SEK	Swedish Krona
COP	Colombia Peso	KZT	Kazakhstan Tenge	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	SKK	Slovakian Koruna
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish Lira
EGP	Egyptian Pound	MYR	Mexican Peso	TWD	Taiwan Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound Sterling	NZD	New Zealand Dollar	UYU	Uruguay Peso
HKD	Hong Kong Dollar	PEN	Peruvian Nuevo Sol	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International
EM	Emerging Markets	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Annual Report	March 31, 2008	119

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the All Asset Fund, All Asset All Authority Fund, CommodityRealReturn Strategy® Fund, Fundamental IndexPLUSTM TR Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy Fund (Unhedged), RealEstateRealReturn Strategy Fund, Small Cap StocksPLUS® TR Fund, StocksPLUS® Fund, StocksPLUS® Total Return Fund, and StocksPLUS® TR Short Strategy Fund, eleven of the seventy Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2008, the results of each of their operations for the year or period then ended, the changes in each of their net assets for each of the periods indicated, the cash flows for the Small Cap StocksPLUS® TR Fund, StocksPLUS® Total Return Fund and All Asset All Authority Fund for the year then ended, and the financial highlights of the Funds for the Class A, Class B, and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements (consolidated financial statements for the CommodityRealReturn Strategy® Fund) and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2008

120	PIMCO Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2008) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2008 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2008 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
All Asset Fund	0.25%	0.32%	$463,347	$727
All Asset All Authority Fund	0.40%	0.54%	26,358	41
Fundamental IndexPLUS™ TR Fund	0.36%	0.47%	19,890	0
International StocksPLUS® TR Strategy Fund (Unhedged)	0.00%	0.00%	868	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1.88%	1.93%	27,485	0
RealEstateRealReturn Strategy Fund	0.00%	0.00%	7,736	0
Small Cap StocksPLUS® TR Fund	0.09%	0.11%	238	0
StocksPLUS® Fund	1.08%	1.82%	35,482	0
StocksPLUS® Total Return Fund	0.40%	0.53%	11,707	7,103
StocksPLUS® TR Short Strategy Fund	0.61%	0.80%	5,827	0
CommodityRealReturn Strategy Fund®	0.02%	0.03%	315,911	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2009, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2008.

Annual Report	March 31, 2008	121

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (48) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO. Formerly, Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (48) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (67) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (73) Trustee	02/1995 to Present	Private Investor. Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

J. Michael Hagan (68) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies). Formerly, Director, Remedy Temp (staffing). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (70) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor. Formerly, Director, New Century Financial Corporation (mortgage banking). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

122	PIMCO Funds

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (50) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (43) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (45) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (62) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (45) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Joshua D. Ratner (31) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Henrik P. Larsen (38) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (50) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (40) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (33) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (38) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2008	123

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

124	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 3/31/08. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2008. For information about any product, contact your financial advisor.                                   AZ692AR_21170

PIMCO Funds

Annual Report

MARCH 31, 2008

Real Return Strategy, Equity-Related Funds & Asset Allocation

Share Class

REAL RETURN STRATEGY

PIMCO Real Return Fund

PIMCO CommodityRealReturn Strategy Fund®

PIMCO RealEstateRealReturn Strategy Fund

ASSET ALLOCATION

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO Fundamental IndexPLUS™ Fund

PIMCO Fundamental IndexPLUS™ TR Fund

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

PIMCO StocksPLUS® TR Short Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		19
Financial Highlights		104
Statements of Assets and Liabilities		108
Consolidated Statement of Assets and Liabilities		110
Statements of Operations		111
Consolidated Statement of Operations		113
Statements of Changes in Net Assets		114
Consolidated Statements of Changes in Net Assets		117
Statement of Cash Flows		118
Notes to Financial Statements		119
Glossary		135
Report of Independent Registered Public Accounting Firm		136
Federal Income Tax Information		137
Management of the Trust		138
Privacy Policy		140

FUND	Fund Summary	Schedule of Investments

All Asset Fund	6	21
All Asset All Authority Fund	7	22
Fundamental IndexPLUS™ Fund	8	23
Fundamental IndexPLUS™ TR Fund	9	30
International StocksPLUS® TR Strategy Fund (Unhedged)	10	37
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	11	42
Real Return Fund	12	49
RealEstateRealReturn Strategy Fund	13	60
Small Cap StocksPLUS® TR Fund	14	66
StocksPLUS® Fund	15	71
StocksPLUS® Total Return Fund	16	78
StocksPLUS® TR Short Strategy Fund	17	85
CommodityRealReturn Strategy Fund®	18	92

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Real Return Strategy, Equity-Related and Asset Allocation Funds covering the twelve-month period ended March 31, 2008. At the end of the period, net assets for the overall PIMCO Funds family stood at over $251 billion.

Highlights of the financial markets during the period include:

•

Credit markets worldwide experienced an exceptionally severe loss of liquidity brought on by declining U.S. residential property values, the continuing subprime mortgage debacle, and a rare de-leveraging of financial markets. In response, global central banks injected substantial liquidity into the banking system and reversed monetary policy from earlier in the period to either a neutral or an easing bias.

•

The Federal Reserve reduced the Federal Funds Rate six times from 5.25% to 2.25% and reduced the discount rate eight times from 6.25% to 2.50%. Additionally, the Federal Reserve expanded its securities lending program to include the exchange of U.S. Treasuries for mortgage-linked bonds, opened its lending window to investment banks and participated in the bailout of a major U.S. brokerage firm. The Bank of England reduced its key-lending rate twice from 5.75% to 5.25% after raising the rate two times earlier in the fiscal period. The European Central Bank raised the overnight rate in June to 4.00%, but then paused, while the Bank of Japan kept its policy rate unchanged at 0.50% for the period.

•

Government bond yields declined worldwide as investors moved into higher-quality assets due to the credit and liquidity crisis, which has gripped financial markets since the second half of 2007 and intensified during the latter part of the period. The yield on the ten-year U.S. Treasury declined by 1.24% to end the period at 3.41%. Yields on Japanese, European, and U.K. government bonds declined at a more measured pace than in the U.S. The Lehman Brothers U.S. Aggregate Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 7.67% for the period.

•

Commodities, as measured by the Dow Jones-AIG Commodity Total Return Index, returned 21.80% for the period, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, returned 14.54% for the period.

•

Global equities generally declined during the period, with the S&P 500 Index declining 5.08%, the European Blue Chip 50 Index (USD Hedged) declining 10.44%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.05%.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 29, 2008

Annual Report	March 31, 2008	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, European concentration risk, Far Eastern (excluding Japan) concentration risk, Japanese concentration risk, real estate risk, emerging markets risk, currency risk, issuer nondiversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state specific risk, municipal project-specific risk, short sale risk, tax risk, subsidiary risk, allocation risk and underlying fund risks. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so.

Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities. StocksPLUS® TR Short Strategy Fund will generally realize gains only when the price of the S&P 500 Index is declining.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and class D shares were first offered in (month/year) StocksPLUS® Fund (4/98), CommodityRealReturn Strategy Fund® (11/02), All Asset Fund (4/03), StocksPLUS® Total Return Fund (7/03), Real Return Fund (4/98), All Asset All Authority Fund (7/05), Small Cap StocksPLUS® TR Fund (7/06), StocksPLUS® TR Short Strategy Fund (7/06), and Fundamental IndexPLUS™ Fund (12/06). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

4	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available upon request, without charge, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from 10/1/07 to 3/31/08.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2008	5

PIMCO All Asset Fund
	Class D:	PASDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund, PIMCO RealRetirement 2010 Fund, PIMCO RealRetirement 2020 Fund, PIMCO RealRetirement 2030 Fund, PIMCO RealRetirement 2040 Fund, and PIMCO RealRetirement 2050 Fund).

•

Significant exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies such as the PIMCO Real Return Fund, benefited performance as U.S. TIPS posted strong gains over the period.

•

Exposure to emerging market currencies and locally-issued emerging market bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

•

Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as the PIMCO CommodityRealReturn Strategy Fund® posted a net of fees return of 34.08% over the period.

•

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUS™ TR Fund and PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as both U.S. and international equities declined.

•

Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, detracted from performance as the PIMCO Floating Income Fund posted a negative return during the period.

•	Exposure to Real Estate Investment Trusts, through the PIMCO RealEstateRealReturn Strategy Fund, detracted from returns, though the total exposure was negligible.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Class D	5.92%	8.39%	9.98%
Lehman Brothers U.S. TIPS: 1-10 Year Index	14.71%	6.25%	7.10%
Consumer Price Index + 500 Basis Points	9.28%	8.26%	8.31%
Lipper Flexible Portfolio Funds Average	1.94%	11.66%	10.09%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.455%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

PIMCO Funds Allocation‡

Real Return Fund	12.4%
Real Return Asset Fund	12.2%
Developing Local Markets Fund	10.0%
Emerging Local Bond Fund	8.6%
Floating Income Fund	8.2%
Emerging Markets Bond Fund	7.0%
Total Return Fund	6.9%
Low Duration Fund	5.6%
Other	29.1%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,015.64	$1,020.95
Expenses Paid During Period†	$4.09	$4.10

† Expenses are equal to the net annualized expense ratio of 0.811% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses attributable to advisory and administrative fees are currently capped at 0.64% of the total assets invested in Underlying Funds. The annualized expense ratio of 0.811% for Class D reflects net annualized expenses after application of an Advisory Fee waiver of 0.01%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO All Asset All Authority Fund
	Class D:	PAUDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO RealRetirement 2010 Fund, PIMCO RealRetirement 2020 Fund, PIMCO RealRetirement 2030 Fund, PIMCO RealRetirement 2040 Fund, and PIMCO RealRetirement 2050 Fund).

•

Significant exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies such as the PIMCO Real Return Fund, benefited performance as U.S. TIPS posted strong gains over the period.

•

An allocation to the PIMCO StocksPLUS® TR Short Strategy Fund benefited performance due to the PIMCO StocksPLUS® TR Short Strategy Fund’s short exposure to the S&P 500 Index, which declined over the period.

•

Exposure to emerging market currencies and locally-issued emerging market bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

•

Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as the PIMCO CommodityRealReturn Strategy Fund® posted a net of fees return of 34.08% over the period.

•

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUS™ Fund and PIMCO Japanese StocksPLUS® TR Strategy Fund, detracted from performance as both U.S. and international equities declined.

•

Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, detracted from performance as the PIMCO Floating Income Fund posted a negative return during the period.

•	Exposure to Real Estate Investment Trusts, through the PIMCO RealEstateRealReturn Strategy Fund, detracted from returns, though the total exposure was negligible.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Class D	10.26%	8.37%
S&P 500 Index	-5.08%	7.32%
Consumer Price Index + 650 Basis Points	10.92%	10.20%
Lipper Flexible Portfolio Funds Average	1.94%	8.71%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 3.24%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

PIMCO Funds Allocation‡

StocksPLUS® TR Short Strategy Fund	17.6%
Real Return Asset Fund	13.7%
Real Return Fund	12.5%
Developing Local Markets Fund	9.5%
Emerging Markets Bond Fund	7.0%
Emerging Local Bond Fund	6.5%
Other	33.2%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,056.41	$1,014.95
Expenses Paid During Period†	$10.33	$10.13

† Expenses are equal to the net annualized expense ratio of 2.01% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses attributable to advisory and administrative fees are currently capped at 0.69% of the total assets invested in Underlying Funds.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	7

PIMCO Fundamental IndexPLUS™ Fund
	Class D:	PFPDX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of the FTSE RAFI™ 1000 Index, by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the Index, backed by a portfolio of short-term fixed-income instruments.

•

The Fund’s exposure to Enhanced RAFI™ 1000 detracted from performance relative to the S&P 500 Index. The Enhanced RAFI™ 1000 benefited from favorable positioning in the financials and materials sectors, despite being weighed down by modest exposures to value and small capitalization stocks.

•

The recalibrated, proprietary Enhanced RAFI™ 1000 portfolio outperformed the FTSE RAFI™ 1000 Index (the Fund’s Benchmark Index) by 1.83%, reflecting positive added value provided by the Fund’s sub-advisor, Research Affiliates.

•	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

•	Curve steepening strategies added to returns as the yield curve between two-year and 30-year U.S. Treasuries steepened during the period.

•	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened.

•	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ Fund Class D	-8.24%	5.16%
FTSE RAFI™ 1000 Index	-8.65%	5.80%
S&P 500 Index	-5.08%	5.87%
Lipper Specialty Diversified Equity Funds Average	8.92%	8.21%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.10%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in Conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	33.0%
Short-Term Instruments	22.0%
Asset-Backed Securities	17.1%
Mortgage-Backed Securities	13.1%
U.S. Government Agencies	12.0%
Other	2.8%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$864.14	$1,018.80
Expenses Paid During Period†	$5.78	$6.26

† Expenses are equal to the net annualized expense ratio of 1.24% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Fundamental IndexPLUS™ TR Fund
	Class D:	PIXDX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of the FTSE RAFI™ 1000 Index, by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the Index, backed by a portfolio of short and intermediate maturity fixed-income instruments.

•

The Fund’s exposure to Enhanced RAFI™ 1000 detracted from performance relative to the S&P 500 Index. The Enhanced RAFI™ 1000 benefited from favorable positioning in the financials and materials sectors, despite being weighed down by modest exposures to value and small capitalization stocks.

•

The recalibrated, proprietary Enhanced RAFI™ 1000 portfolio outperformed the FTSE RAFI™ 1000 Index (the Fund’s Benchmark Index) by 1.83%, reflecting positive added value provided by the Fund’s sub-advisor, Research Affiliates.

•	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

•	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as the relevant rates declined.

•	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened.

•	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Class D	-4.02%	6.33%
FTSE RAFI™ 1000 Index	-8.65%	5.80%
S&P 500 Index	-5.08%	5.87%
Lipper Specialty Diversified Equity Funds Average	8.92%	8.21%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.19%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	54.7%
Corporate Bonds & Notes	16.6%
Short-Term Instruments	15.8%
Asset-Backed Securities	4.4%
Mortgage-Backed Securities	4.1%
Other	4.4%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$902.94	$1,014.40
Expenses Paid During Period†	$10.09	$10.68

† Expenses are equal to the net annualized expense ratio of 2.12% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	9

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)
	Class D:	PPUDX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of its benchmark index consistent with prudent investment management, by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

•

The MSCI EAFE Net Dividend Index declined 2.70% for the twelve-month period ended March 31, 2008, which detracted from total return performance of the Fund through the Fund’s derivative exposure to the Index. The decline in the Index was concentrated in the second half of the twelve-month period.

•	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

•	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as short-maturity rates declined.

•	Positions in spread sectors, including mortgages and corporates, were a significant detractor from performance as spreads widened during the period.

•	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class D	0.54%	5.12%
MSCI EAFE Net Dividend Index	-2.70%	3.32%
Lipper International Multi-Cap Core Funds Average	-1.50%	3.90%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.04%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	51.8%
Short-Term Instruments	18.2%
Corporate Bonds & Notes	17.5%
Asset-Backed Securities	7.1%
Mortgage-Backed Securities	3.6%
Other	1.8%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$931.44	$1,013.90
Expenses Paid During Period†	$10.72	$11.18

† Expenses are equal to the net annualized expense ratio of 2.22% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39% per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
	Class D:	PIPDX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of its benchmark index consistent with prudent investment management, by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

•

The MSCI EAFE Net Dividend Hedged USD Index declined 14.05% for the twelve-month period ended March 31, 2008, which detracted from total return performance of the Fund through the Fund’s derivative exposure to the Index. The decline in the Index was concentrated in the first quarter of 2008.

•	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

•	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as short-maturity rates declined.

•	Positions in spread sectors, including mortgages and corporates, were a significant detractor from performance as spreads widened during the period.

•	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (10/30/03)*
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class D	-13.57%	10.98%
MSCI EAFE Net Dividend Hedged USD Index	-14.05%	11.32%
Lipper International Multi-Cap Core Funds Average	-1.50%	15.28%

All Fund returns are net of fees and expenses.

* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.17%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	51.0%
U.S. Treasury Obligations	23.4%
Corporate Bonds & Notes	11.2%
Short-Term Instruments	4.5%
Mortgage-Backed Securities	4.3%
Other	5.6%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$834.26	$1,010.35
Expenses Paid During Period†	$13.44	$14.73

† Expenses are equal to the net annualized expense ratio of 2.93% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45% per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	11

PIMCO Real Return Fund
	Class D:	PRRDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An overweight to U.S. Treasury Inflation-Protected Securities (“TIPS) versus U.S. nominal bonds in July 2007 through November 2007 benefited performance as U.S. TIPS outperformed nominal bonds over the period.

•	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield fell more than the 30-year U.S. Treasury yield over the period.

•	A U.K. nominal yield curve steepening bias benefited performance as the two-year U.K. Gilt yield fell more than the 30-year yield over the period.

•	Exposure to emerging market currencies benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

•	Holdings of U.S. mortgage-backed securities detracted from performance as they underperformed like-duration U.S. Treasuries.

•	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts in the region.

•	Modest allocations to Japanese ILBs versus nominal bonds in August 2007 through March 2008 detracted from performance as ILBs underperformed their nominal counterparts in Japan.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (01/29/97)*
PIMCO Real Return Fund Class D	14.33%	6.56%	8.17%	7.69%
Lehman Brothers U.S. TIPS Index	14.54%	6.75%	7.96%	7.37%
Lipper Treasury Inflation Protected Securities Funds Average	12.62%	5.94%	7.20%	6.93%

All Fund returns are net of fees and expenses.

* The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.90%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	51.5%
U.S. Government Agencies	20.8%
Short-Term Instruments	18.6%
Corporate Bonds & Notes	4.3%
Foreign Currency-Denominated Issues	2.4%
Other	2.4%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,108.19	$1,020.50
Expenses Paid During Period†	$4.74	$4.55

† Expenses are equal to the net annualized expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO RealEstateRealReturn Strategy Fund
	Class D:	PETDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	Returns for Real Estate Investment Trusts (“REITs”) declined over the period, which detracted from total return performance through the Fund’s derivative exposure to the Index.

•

The portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited performance as U.S. TIPS outperformed the assumed one-month LIBOR financing cost of gaining REIT index exposure.

•	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield fell more than the 30-year U.S. Treasury yield over the period.

•	A U.K. nominal yield curve steepening bias benefited performance as the two-year U.K. Gilt yield fell more than the 30-year yield over the period.

•	Exposure to emerging market currencies benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

•	Holdings of U.S. mortgage-backed securities detracted from performance as they underperformed like-duration U.S. Treasuries.

•	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts in the region.

•	Modest allocations to Japanese ILBs versus nominal bonds in August 2007 through March 2008 detracted from performance as ILBs underperformed their nominal counterparts in Japan.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	Fund Inception (10/30/03)*
PIMCO RealEstateRealReturn Strategy Fund Class D	-10.14%	17.97%
Dow Jones Wilshire Real Estate Investment Trust Index	-19.06%	15.18%
Lipper Real Estate Funds Average	-18.48%	13.98%

All Fund returns are net of fees and expenses.

* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.19%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	54.5%
Short-Term Instruments	21.5%
U.S. Government Agencies	19.9%
Corporate Bonds & Notes	1.9%
Foreign Currency-Denominated Issues	1.3%
Other	0.9%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$966.75	$1,019.05
Expenses Paid During Period†	$5.85	$6.01

† Expenses are equal to the net annualized expense ratio of 1.19% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	13

PIMCO Small Cap StocksPLUS® TR Fund
	Class D:	PCKDX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of the Russell 2000® Index, by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of actively managed fixed-income instruments.

•

The Russell 2000 Index declined 13.00% over the twelve-month period ended March 31, 2008, namely due to declines in the consumer discretionary and financial service sectors, which detracted from the Fund’s performance through the Fund’s derivative exposure to the Index.

•	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially, amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

•	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as the relevant rates declined.

•	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened over the period.

•	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Class D	-10.07%	-1.94%
Russell 2000® Index	-13.00%	-4.01%
Lipper Specialty Diversified Equity Funds Average	8.92%	8.30%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.09%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	49.9%
Corporate Bonds & Notes	18.5%
Short-Term Instruments	17.4%
Asset-Backed Securities	8.8%
Mortgage-Backed Securities	2.2%
Other	3.2%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$887.51	$1,012.90
Expenses Paid During Period†	$11.42	$12.18

† The actual expenses are equal to the annualized expense ratio of 2.42% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44% per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO StocksPLUS® Fund
	Class D:	PSPDX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of the S&P 500 Index, by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a short duration portfolio of fixed-income instruments.

•

The S&P 500 Index posted a total return of -5.08% for the twelve-month period ended March 31, 2008, led by a significant decline in stocks within the financial sector. This detracted from total return performance of the Fund through the Fund’s derivative exposure to the Index.

•	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially, amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

•	Curve steepening strategies added to returns as the two- to 30-year U.S. Treasury yield curve steepened during the period.

•	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as the relevant rates declined during this period.

•	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened.

•	Exposure to a basket of emerging market currencies added to returns as emerging market currencies generally appreciated versus the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	5 Years	10 Years	Fund Inception (05/13/93)*
PIMCO StocksPLUS® Fund Class D	-5.38%	10.21%	3.13%	9.59%
S&P 500 Index	-5.08%	11.32%	3.50%	9.69%
Lipper Large-Cap Core Funds Average	-5.54%	10.13%	2.74%	8.50%

All Fund returns are net of fees and expenses.

* The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.90%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	34.1%
Short-Term Instruments	21.6%
U.S. Government Agencies	18.6%
Mortgage-Backed Securities	11.8%
Asset-Backed Securities	7.3%
Other	6.6%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$870.90	$1,019.40
Expenses Paid During Period†	$5.24	$5.65

† Expenses are equal to the net annualized expense ratio of 1.12% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25% per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	15

PIMCO StocksPLUS® Total Return Fund
	Class D:	PSTDX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of the S&P 500 Index, by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

•

The S&P 500 Index posted a total return of -5.08% for the twelve-month period ended March 31, 2008, led by a significant decline in the financial sector. This detracted from total return performance of the Fund through the Fund’s derivative exposure to the Index.

•	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially, amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

•	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as the relevant rates declined during this period.

•	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened.

•	Exposure to a basket of emerging market currencies added to returns as emerging market currencies generally appreciated versus the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	5 Years	Fund Inception (06/28/02)*
PIMCO StocksPLUS® Total Return Fund Class D	-2.56%	11.88%	8.63%
S&P 500 Index	-5.08%	11.32%	7.12%
Lipper Large-Cap Core Funds Average	-5.54%	10.13%	5.84%

All Fund returns are net of fees and expenses.

* The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.04%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	57.1%
Corporate Bonds & Notes	16.1%
Short-Term Instruments	10.3%
Asset-Backed Securities	7.1%
Mortgage-Backed Securities	5.9%
Other	3.5%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$905.08	$1,003.65
Expenses Paid During Period†	$20.34	$21.39

† Expenses are equal to the net annualized expense ratio of 4.27% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39% per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO StocksPLUS® TR Short Strategy Fund
	Class D:	PSSDX

Portfolio Insights

•

The Fund seeks total return by investing primarily in short positions with respect to the S&P 500 Index or specific S&P 500 Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the S&P 500 Index, subject to certain limitations.

•

The inverse of the S&P 500 Index posted a total return of 4.01% for the twelve-month period ended March 31, 2008, led by a significant decline in stocks within the financial sector. The inverse of the S&P 500 Index increased amid an environment of generally downward movement in stock market indexes. This enhanced total return performance of the Fund through the Fund’s derivative exposure to the Index.

•	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially, amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

•	Exposure to U.K. short maturity rates during the first quarter of 2008 benefited returns as the relevant rates declined.

•	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened during the period.

•	Exposure to a basket of emerging market currencies added to returns as emerging market currencies appreciated versus the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	Fund Inception (07/23/03)*
PIMCO StocksPLUS® TR Short Strategy Fund Class D	17.80%	2.54%
Inverse of S&P 500 Index	4.01%	-8.45%
Lipper Dedicated Short Bias Funds Average	7.12%	-8.19%

All Fund returns are net of fees and expenses.

* The Fund began operations on 07/23/03. Index comparisons began on 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.09%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

The out performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	41.1%
Short-Term Instruments	26.5%
Corporate Bonds & Notes	22.9%
Mortgage-Backed Securities	4.7%
Asset-Backed Securities	1.7%
Other	3.1%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,220.42	$1,016.65
Expenses Paid During Period†	$9.27	$8.42

† The actual expenses are equal to the net annualized expense ratio of 1.67% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44% per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	17

PIMCO CommodityRealReturn Strategy Fund®
	Class D:	PCRDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity index-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•

Commodities gained 21.80% as measured by the Fund’s benchmark index, the Dow Jones-AIG Commodity Total Return Index, which enhanced the Fund’s total return performance through the Fund’s derivative exposure to the Index. The energy, grains, and precious metals sectors benefited performance while the livestock sector detracted from performance.

•

The portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited performance during the period as U.S. TIPS outperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-AIG Commodity Total Return Index.

•	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield fell more than the 30-year U.S. Treasury yield over the period.

•	A U.K. nominal yield curve steepening bias benefited performance as the two-year U.K. Gilt yield fell more than the 30-year yield over the period.

•	Exposure to emerging market currencies benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

•	Holdings of U.S. mortgage-backed securities detracted from performance as they underperformed like-duration U.S. Treasuries.

•	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts in the region.

•	Exposure to U.S. corporate securities in March 2007 through December 2007 detracted from performance as this sector underperformed like-duration U.S. Treasuries over the period.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	5 Years	Fund Inception (06/28/02)*
PIMCO CommodityRealReturn Strategy Fund® Class D	33.40%	18.54%	21.17%
Dow Jones-AIG Commodity Total Return Index	21.80%	15.71%	16.30%
Lipper Specialty Diversified Equity Funds Average	8.92%	7.35%	5.35%

All Fund returns are net of fees and expenses.

* The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.25%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	53.4%
U.S. Government Agencies	17.2%
Commodity Index- Linked Notes	11.2%
Short-Term Instruments	8.3%
Corporate Bonds & Notes	4.7%
Other	5.2%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,247.47	$1,018.75
Expenses Paid During Period†	$7.02	$6.31

† Expenses are equal to the net annualized expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio of 1.25% reflects net annualized expenses after application of an expense waiver of 0.04%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

Benchmark Descriptions

Index	Description

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Total Return Index	Dow Jones-AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. Effective July 1, 2007, the PIMCO RealEstateRealReturn Strategy Fund began tracking its performance against a float-adjusted version of the Index as the full-market cap version of the Index ceased to be disseminated on June 30, 2007. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

FTSE RAFI™ 1000 Index	FTSE RAFI™ 1000 Index is part of the FTSE RAFI™ Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI™ Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI™ 1000 Index comprises the largest 1000 publicly traded U.S. companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 Index. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Annual Report	March 31, 2008	19

Benchmark Descriptions (Cont.)

Index	Description

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Index	MSCI EAFE Net Dividend Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

20	PIMCO Funds

Schedule of Investments All Asset Fund	March 31, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 99.9%
CommodityRealReturn Strategy Fund®	25,287,579	$463,269
Convertible Fund	20,381,801	266,390
Developing Local Markets Fund	138,163,026	1,493,542
Diversified Income Fund	43,384,168	464,645
Emerging Local Bond Fund	129,842,384	1,281,544
Emerging Markets Bond Fund	97,503,971	1,041,342
Floating Income Fund	135,431,353	1,225,654
Foreign Bond Fund (Unhedged)	4,727,129	54,551
Fundamental Advantage Total Return Strategy Fund	31,727,003	317,270
Fundamental IndexPLUS™ Fund	24,389,495	232,188
Fundamental IndexPLUS™ TR Fund	37,330,049	351,649
Global Bond Fund (Unhedged)	2,581,618	28,372
GNMA Fund	10,933,722	124,316
High Yield Fund	36,789,403	338,463
Income Fund	20,109,208	199,483
International StocksPLUS® TR Strategy Fund (Unhedged)	5,437,138	51,925
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	18,396,867	189,672
Long Duration Total Return Fund	9,631,209	101,224
Long-Term U.S. Government Fund	43,771,739	494,621
Low Duration Fund	82,746,290	839,047
Mortgage-Backed Securities Fund	19,203,489	208,934
Real Return Asset Fund	150,781,186	1,816,913
Real Return Fund	160,638,777	1,839,314
RealEstateRealReturn Strategy Fund	56,538,088	342,055
Short-Term Fund	2,413,583	23,677
Small Cap StocksPLUS® TR Strategy Fund	1,332,281	12,084
StocksPLUS® Fund	1,291,881	12,854
StocksPLUS® Total Return Fund	5,385,322	53,961
Total Return Fund	93,987,532	1,025,404

Total PIMCO Funds (Cost $14,775,605)		14,894,363

Total Investments 99.9% (Cost $14,775,605)		$14,894,363

Other Assets and Liabilities (Net) 0.1%		9,822

Net Assets 100.0%		$14,904,185

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes	Annual Report	March 31, 2008	21

Schedule of Investments  All Asset All Authority Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 112.6%
CommodityRealReturn Strategy Fund®	1,682,926	$30,831
Convertible Fund	630,511	8,241
Developing Local Markets Fund	9,546,157	103,194
Diversified Income Fund	2,625,491	28,119
Emerging Local Bond Fund	7,173,895	70,806
Emerging Markets Bond Fund	7,104,051	75,871
European StocksPLUS® TR Strategy Fund	242,430	2,163
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,162,204	13,342
Floating Income Fund	500,049	4,525
Foreign Bond Fund (Unhedged)	2,212,060	25,527
Fundamental Advantage Total Return Strategy Fund	1,132,983	11,330
Fundamental IndexPLUS™ Fund	1,992,061	18,964
Fundamental IndexPLUS™ TR Fund	1,873,146	17,645
Global Bond Fund (Unhedged)	25,617	282
GNMA Fund	58	1
High Yield Fund	2,058,689	18,940
Income Fund	4,448,774	44,132
Japanese StocksPLUS® TR Strategy Fund	1,628,084	15,597
Long Duration Total Return Fund	653,635	6,870
Long-Term U.S. Government Fund	2,722,761	30,767
Low Duration Fund	268,281	2,720
Mortage-Backed Securities Fund	17,902	195
Real Return Asset Fund	12,403,223	149,459
Real Return Fund	11,897,772	136,230
RealEstateRealReturn Strategy Fund	3,225,667	19,515
Short-Term Fund	64	1
Small Cap StocksPLUS® TR Strategy Fund	217,487	1,973
StocksPLUS® Fund	137,582	1,369
StocksPLUS® Total Return Fund	219,012	2,194
StocksPLUS® TR Short Strategy Fund	20,313,620	191,557
Total Return Fund	4,776,011	52,106

Total PIMCO Funds (Cost $1,057,599)		1,084,466

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
1.900% due 04/01/2008	$3,935	3,935

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $4,015. Repurchase proceeds are $3,935.)

Total Short-Term Instruments (Cost $3,935)		3,935

Total Investments 113.0% (Cost $1,061,534)		$1,088,401

Other Assets and Liabilities (Net) (13.0%)		(125,455)

Net Assets 100.0%		$962,946

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

22	PIMCO Funds	See Accompanying Notes

Schedule of Investments Fundamental IndexPLUS™ Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Allied Waste North America, Inc.
4.060% due 03/28/2014	$25	$24
4.080% due 03/28/2014	29	27
4.570% due 03/28/2014	53	50
4.590% due 03/28/2014	4	4

Goodyear Tire & Rubber Co.
6.430% due 04/20/2014	1,000	905

HCA, Inc.
4.946% due 11/16/2013	1,782	1,642

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	595	474

Total Bank Loan Obligations (Cost $3,497)		3,126

CORPORATE BONDS & NOTES 41.1%

BANKING & FINANCE 29.8%

Allstate Life Global Funding Trusts
2.639% due 03/23/2009	500	499

American Express Centurion Bank
2.835% due 04/17/2009	900	897
2.978% due 11/16/2009	1,000	978
3.075% due 05/07/2008 (d)	700	700

American Express Credit Corp.
3.118% due 11/09/2009	800	783
3.179% due 03/02/2009	10	10

American Honda Finance Corp.
3.050% due 03/09/2009	400	400

American International Group, Inc.
2.868% due 06/16/2009	800	800

ANZ National International Ltd.
3.168% due 08/07/2009	700	699

Bank of America Corp.
2.964% due 09/18/2009	300	298
3.155% due 11/06/2009 (d)	400	397
8.000% due 12/29/2049	9,500	9,531

Bank of Ireland
2.589% due 12/19/2008	1,400	1,399

Bank of Scotland PLC
4.037% due 07/17/2009	500	500

Bear Stearns Cos., Inc.
2.786% due 03/30/2009	1,200	1,141
3.160% due 08/21/2009	1,200	1,136
3.190% due 05/18/2010	2,900	2,699
3.456% due 04/29/2008	500	498
3.551% due 01/30/2009	800	741
4.325% due 07/16/2009	800	773

Capital One Financial Corp.
3.270% due 09/10/2009 (d)	13,700	12,416

CIT Group, Inc.
3.302% due 05/23/2008	800	784
3.401% due 01/30/2009	100	87
5.000% due 11/24/2008	100	92

Citigroup Funding, Inc.
2.599% due 04/23/2009	700	692
2.606% due 06/26/2009 (d)	700	690
2.980% due 12/08/2008	200	198

Citigroup, Inc.
3.130% due 06/09/2009	200	198

Countrywide Financial Corp.
4.786% due 01/05/2009	8,000	7,489

Credit Agricole S.A.
3.090% due 05/28/2009	900	901
3.140% due 05/28/2010	1,000	1,001

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DnB NOR Bank ASA
4.447% due 10/13/2009	$800	$801

East Lane Re Ltd.
9.239% due 05/06/2011	1,900	1,916

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	2,000	1,966
5.800% due 01/12/2009	500	476
6.625% due 06/16/2008	100	99

Foundation Re II Ltd.
9.820% due 11/26/2010	1,000	1,021

General Electric Capital Corp.
2.931% due 03/12/2010 (d)	2,500	2,488
3.274% due 10/26/2009 (d)	900	891

GMAC LLC
3.749% due 09/23/2008	400	377

Goldman Sachs Group, Inc.
2.639% due 12/23/2008	400	398
2.689% due 12/22/2008	1,000	993
2.746% due 03/30/2009	1,500	1,485
3.186% due 11/10/2008	600	597
4.178% due 07/23/2009	600	595

HSBC Finance Corp.
2.930% due 09/15/2008	600	594
2.981% due 03/12/2010	2,600	2,499
3.954% due 10/21/2009	600	579

ICICI Bank Ltd.
4.917% due 01/12/2010	1,400	1,340

International Lease Finance Corp.
3.312% due 05/24/2010	1,200	1,136
4.950% due 02/01/2011 (d)	4,300	4,247

John Deere Capital Corp.
4.308% due 07/15/2008	200	200

JPMorgan Chase & Co.
2.656% due 06/26/2009	1,000	994

Lehman Brothers Holdings, Inc.
2.728% due 11/24/2008	100	98
2.788% due 04/03/2009	800	763
3.170% due 11/16/2009	3,000	2,864
3.938% due 01/23/2009	600	576
3.984% due 10/22/2008	500	487
4.171% due 07/18/2011	200	178

MBNA Corp.
3.525% due 05/05/2008	1,000	1,001

Merrill Lynch & Co., Inc.
3.138% due 12/04/2009	1,000	975
3.178% due 05/08/2009	600	590

Metropolitan Life Global Funding I
3.110% due 05/17/2010	1,800	1,764

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	4,400	4,422

Morgan Stanley
2.639% due 11/21/2008	700	696
3.206% due 02/09/2009	100	99
3.212% due 05/07/2009	2,900	2,852
4.201% due 01/18/2011	200	187

Mystic Re Ltd.
9.390% due 12/05/2008	1,200	1,190

National Australia Bank Ltd.
2.979% due 09/11/2009	300	300

Osiris Capital PLC
7.108% due 01/15/2010	1,400	1,392

Pricoa Global Funding I
3.156% due 06/03/2008	700	700

Residential Capital LLC
6.178% due 05/22/2009	1,100	632

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rockies Express Pipeline LLC
4.250% due 08/20/2009	$1,700	$1,701

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	300	300

Santander U.S. Debt S.A. Unipersonal
3.024% due 11/20/2008	300	299

SLM Corp.
2.940% due 12/15/2008	800	771
3.471% due 07/27/2009 (d)	1,150	968
3.491% due 07/26/2010	300	236
3.531% due 01/26/2009	100	90
3.541% due 07/25/2008	1,500	1,474
4.131% due 01/26/2009	900	863

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	2,700	2,713

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	200	200

VTB Capital S.A.
3.839% due 08/01/2008	400	396
4.812% due 11/02/2009	1,900	1,902

Wachovia Bank N.A.
2.639% due 03/23/2009	400	396

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	2,300	2,352

World Savings Bank FSB
3.168% due 05/08/2009	1,100	1,102

		112,648

INDUSTRIALS 8.5%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	10	11

America Movil SAB de C.V.
2.755% due 06/27/2008	1,200	1,191

Anadarko Petroleum Corp.
3.200% due 09/15/2009	1,300	1,276

BP AMI Leasing, Inc.
2.616% due 06/26/2009	1,800	1,801

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	600	652

Comcast Corp.
4.677% due 07/14/2009	400	389

CSC Holdings, Inc.
7.250% due 07/15/2008	800	802

Daimler Finance North America LLC
3.218% due 03/13/2009	700	692
3.298% due 03/13/2009	300	296
3.562% due 08/03/2009	200	197

Diageo Capital PLC
3.196% due 11/10/2008	500	499

El Paso Corp.
6.500% due 06/01/2008	400	403
7.625% due 09/01/2008	300	304

General Mills, Inc.
4.024% due 01/22/2010	800	783

Home Depot, Inc.
2.925% due 12/16/2009	2,600	2,480

Hospira, Inc.
3.176% due 03/30/2010	1,200	1,168

Kimberly-Clark Corp.
3.344% due 07/30/2010	1,900	1,894

Mandalay Resort Group
6.500% due 07/31/2009	800	801
9.500% due 08/01/2008	1,335	1,342

See Accompanying Notes	Annual Report	March 31, 2008	23

Schedule of Investments  Fundamental IndexPLUS™ Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Pemex Project Funding Master Trust
3.676% due 12/03/2012	$200	$195

Reynolds American, Inc.
3.500% due 06/15/2011	700	658

SABMiller PLC
5.531% due 07/01/2009	5,000	5,016

Safeway, Inc.
3.005% due 03/27/2009	700	690

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009	600	601

Time Warner, Inc.
3.300% due 11/13/2009	3,200	3,065

Transcontinental Gas Pipe Line Corp.
5.538% due 04/15/2008	200	199

Transocean, Inc.
3.214% due 09/05/2008	300	299

Walt Disney Co.
4.125% due 07/16/2010	2,900	2,873

Weyerhaeuser Co.
3.599% due 09/24/2009	1,700	1,676

Xerox Corp.
9.750% due 01/15/2009	100	104

		32,357

UTILITIES 2.8%

AT&T, Inc.
3.195% due 02/05/2010	500	495

Dominion Resources, Inc.
3.248% due 11/14/2008 (d)	2,000	1,990

Entergy Gulf States, Inc.
3.740% due 12/08/2008	200	201

Florida Power Corp.
3.468% due 11/14/2008	100	100

NiSource Finance Corp.
3.662% due 11/23/2009	2,935	2,850

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,300	1,303

Qwest Corp.
5.625% due 11/15/2008	1,300	1,300

Sierra Pacific Power Co.
8.000% due 06/01/2008	400	405

Southern California Edison Co.
3.212% due 02/02/2009	700	676

Telecom Italia Capital S.A.
3.719% due 02/01/2011	500	460
4.561% due 07/18/2011	400	357

Telefonica Emisones SAU
2.842% due 06/19/2009	400	390

		10,527

Total Corporate Bonds & Notes (Cost $158,913)		155,532

COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	1,000	994

Total Commodity Index-Linked Notes (Cost $1,000)		994

U.S. GOVERNMENT AGENCIES 15.0%

Fannie Mae
2.666% due 12/25/2036 (d)	452	434
2.699% due 01/25/2021 (d)	767	760
2.949% due 09/25/2042	134	132

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.999% due 05/25/2031 (d)	$175	$169
4.504% due 05/01/2035 (d)	75	75
4.512% due 09/01/2035 (d)	112	113
4.552% due 11/01/2035 (d)	177	178
4.559% due 05/01/2035 (d)	84	85
4.567% due 07/01/2035 (d)	216	218
4.634% due 09/01/2035 (d)	342	342
4.673% due 08/01/2035 (d)	1,679	1,690
4.695% due 12/01/2033 (d)	74	74
4.989% due 06/01/2035 (d)	397	405
5.000% due 09/01/2020 - 03/01/2037 (d)	2,169	2,164
5.000% due 05/01/2038	6,500	6,420
5.500% due 02/01/2036 - 03/01/2037 (d)	2,908	2,939
5.500% due 04/01/2038	3,000	3,029
5.709% due 07/01/2034 (d)	23	24
5.722% due 06/01/2043 - 07/01/2044 (d)	665	662
6.000% due 05/01/2037 (d)	2,825	2,898
6.183% due 11/01/2034 (d)	45	45
6.329% due 10/01/2034 (d)	22	22
6.416% due 07/01/2034 (d)	30	31
6.442% due 11/01/2035 (d)	37	38
6.883% due 05/01/2036 (d)	734	751
6.884% due 09/01/2036 (d)	760	780
6.918% due 07/01/2036 (d)	710	726
7.008% due 08/01/2036 (d)	766	784

Freddie Mac
2.639% due 12/25/2036	2,453	2,418
2.859% due 08/25/2031	43	43
2.968% due 07/15/2019 - 10/15/2020 (d)	14,836	14,355
3.048% due 02/15/2019 (d)	5,604	5,569
3.168% due 12/15/2030 (d)	42	41
3.218% due 06/15/2018 (d)	27	27
4.361% due 09/01/2035 (d)	155	156
4.591% due 09/01/2035 (d)	209	210
4.701% due 06/01/2035 (d)	242	246
4.704% due 08/01/2035 (d)	339	341
5.000% due 04/15/2012 - 07/15/2024 (d)	1,316	1,323
5.500% due 03/01/2037 - 11/01/2037 (d)	4,854	4,907
5.722% due 02/25/2045	97	94
6.000% due 09/01/2037 (d)	926	950

Total U.S. Government Agencies (Cost $56,771)		56,668

MORTGAGE-BACKED SECURITIES 16.3%

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	94	94

Banc of America Funding Corp.
6.142% due 01/20/2047	1,129	980

Banc of America Mortgage Securities, Inc.
4.143% due 10/25/2033	473	470
4.362% due 05/25/2033	1,220	1,194
5.642% due 07/25/2034	785	763

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	8,575	8,211
4.750% due 10/25/2035	268	259
5.696% due 07/25/2034	660	651

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	677	533
4.995% due 12/25/2033	796	768

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	1,438	1,260

Bear Stearns Structured Products, Inc.
5.681% due 01/26/2036	1,185	1,003
5.783% due 12/26/2046	649	538

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	54	51

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	$60	$57

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	592	449
4.500% due 06/25/2035	199	197
5.236% due 02/25/2036	1,397	1,042

Countrywide Home Loan Mortgage Pass-Through Trust
4.800% due 11/25/2034	1,065	1,000

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 02/25/2037	2,771	2,597

First Horizon Asset Securities, Inc.
5.370% due 08/25/2035	878	827

GMAC Mortgage Corp. Loan Trust
5.013% due 11/19/2035	60	57

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	625	563
2.679% due 01/25/2047	838	796
2.869% due 11/25/2045	28	23

Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	878	842

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	730	675

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	308	290
2.779% due 05/19/2035	58	46

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	353	333

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	217	202
2.699% due 01/25/2037	267	255
5.051% due 12/25/2034	349	319

JPMorgan Mortgage Trust
5.023% due 02/25/2035	937	853

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	50	47

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	892	881

Mellon Residential Funding Corp.
3.561% due 12/15/2030	333	321

Merrill Lynch Floating Trust
2.888% due 06/15/2022	2,609	2,443

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	565	454
6.033% due 05/25/2033	1,011	937

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	188	170
3.599% due 10/25/2035	305	264
6.944% due 01/25/2029	353	344

Morgan Stanley Capital I
2.878% due 10/15/2020	253	236

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	195	186

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	786	725
5.359% due 01/25/2035	1,220	1,165
5.540% due 08/25/2035	521	439

Structured Asset Mortgage Investments, Inc.
2.699% due 09/25/2047	1,760	1,672
2.729% due 03/25/2037	1,301	1,021
2.809% due 07/19/2035	262	195
2.879% due 02/25/2036	69	54

Structured Asset Securities Corp.
2.649% due 05/25/2036	601	573
5.463% due 10/25/2035	267	255

24	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	$2,258	$2,150

Thornburg Mortgage Securities Trust
2.699% due 03/25/2037	2,841	2,634
2.709% due 03/25/2046	1,974	1,939
2.709% due 11/25/2046	1,455	1,380
2.719% due 09/25/2046	456	427
3.265% due 06/25/2037	1,473	1,385

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	1,244	1,147
2.908% due 09/15/2021	3,088	2,902

WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045	36	29
2.889% due 10/25/2045	37	29
3.239% due 12/25/2027	1,402	1,328
5.056% due 01/25/2047	392	323
5.220% due 02/27/2034	563	535
5.326% due 02/25/2046	2,653	2,065
5.526% due 11/25/2042	77	73
5.572% due 10/25/2046	463	381
5.572% due 12/25/2046	2,568	2,441
5.718% due 05/25/2041	17	16

Total Mortgage-Backed Securities (Cost $66,651)		61,764

ASSET-BACKED SECURITIES 21.2%

ACE Securities Corp.
2.649% due 12/25/2036	300	288
2.659% due 05/25/2036	15	15
2.659% due 10/25/2036	225	214
2.679% due 10/25/2036	103	100

Argent Securities, Inc.
2.649% due 09/25/2036	232	227

Asset-Backed Funding Certificates
2.659% due 11/25/2036	503	465
2.659% due 01/25/2037	472	442

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	309	300
2.649% due 12/25/2036	686	660
2.874% due 09/25/2034	46	41

Atrium CDO Corp.
3.736% due 06/27/2015	3,005	2,910

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	661	618
2.679% due 10/25/2036	314	298
2.799% due 09/25/2034	1	1

Carrington Mortgage Loan Trust
2.649% due 01/25/2037	2,578	2,415
2.849% due 06/25/2035	397	391
2.919% due 10/25/2035	818	703

Citigroup Mortgage Loan Trust, Inc.
2.649% due 11/25/2036	333	326
2.659% due 01/25/2037	764	753

Countrywide Asset-Backed Certificates
2.649% due 01/25/2037	557	550
2.649% due 05/25/2037	7,118	6,870
2.649% due 03/25/2047	106	104
2.659% due 03/25/2037	173	169
2.669% due 06/25/2037	909	883
2.679% due 06/25/2037	539	504
2.709% due 10/25/2046	122	118

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	590	564
2.719% due 07/25/2037	1,184	1,116

Daimler Chrysler Auto Trust
5.250% due 05/08/2009	4	4

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Franklin Mortgage Loan Asset-Backed Certificates
2.639% due 01/25/2038	$1,356	$1,284
2.649% due 11/25/2036	916	829
2.649% due 12/25/2036	476	452
2.659% due 06/25/2036	580	558
2.669% due 12/25/2037	2,815	2,657

Ford Credit Auto Owner Trust
2.838% due 12/15/2009	762	761
3.418% due 07/15/2010	1,600	1,595

Fremont Home Loan Trust
2.649% due 10/25/2036	1,655	1,632
2.659% due 01/25/2037	536	488
2.669% due 02/25/2037	103	101

GSAMP Trust
2.639% due 10/25/2046	348	332
2.669% due 09/25/2036	119	115
2.669% due 12/25/2036	767	736

GSR Mortgage Loan Trust
2.699% due 11/25/2030	5	5

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	716	691
2.806% due 01/20/2035	1,071	891

Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037	374	359
2.679% due 07/25/2037	1,231	1,162

JPMorgan Mortgage Acquisition Corp.
2.649% due 08/25/2036	85	82
2.649% due 10/25/2036	2,796	2,605
2.669% due 11/25/2036	539	514

Lehman XS Trust
2.669% due 05/25/2046	177	168
2.719% due 11/25/2036	851	816

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	306	304
2.639% due 11/25/2036	1,918	1,823
2.689% due 01/25/2046	4	4
2.779% due 08/25/2035	138	132
2.879% due 10/25/2034	6	6

MASTR Asset-Backed Securities Trust
2.659% due 11/25/2036	683	646

MBNA Credit Card Master Note Trust
2.918% due 12/15/2011	2,100	2,079

Merrill Lynch Mortgage Investors, Inc.
2.629% due 06/25/2037	312	307
2.669% due 08/25/2036	1,323	1,263

Morgan Stanley ABS Capital I
2.629% due 06/25/2036	274	271
2.639% due 10/25/2036	153	149
2.649% due 10/25/2036	262	255
2.649% due 11/25/2036	1,213	1,144
2.659% due 05/25/2037	2,752	2,633

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036	404	383

Nationstar Home Equity Loan Trust
2.659% due 03/25/2037	882	839
2.719% due 04/25/2037	3,147	3,060

Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	23	23

Option One Mortgage Loan Trust
2.639% due 02/25/2037	753	719
2.649% due 07/25/2036	173	171
2.649% due 01/25/2037	653	615

Park Place Securities, Inc.
2.859% due 09/25/2035	247	238
2.911% due 10/25/2034	236	197

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036	415	401

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.679% due 10/25/2036		$975	$929
2.699% due 08/25/2046		2,369	2,258

Residential Asset Securities Corp.
2.639% due 08/25/2036		48	48
2.659% due 10/25/2036		330	321
2.669% due 11/25/2036		744	709

Residential Funding Mortgage Securities II, Inc.
2.719% due 05/25/2037		1,227	1,131

Saxon Asset Securities Trust
2.659% due 10/25/2046		78	75

SBI HELOC Trust
2.769% due 08/25/2036		101	97

Sears Credit Account Master Trust
3.038% due 04/16/2013		5,500	5,394

Securitized Asset-Backed Receivables LLC Trust
2.649% due 09/25/2036		477	454
2.729% due 05/25/2037		1,079	1,012

SLC Student Loan Trust
3.045% due 02/15/2015		890	885

SLM Student Loan Trust
3.331% due 01/25/2016		44	44
3.331% due 10/25/2016		908	900
3.341% due 10/26/2015		291	290
4.237% due 07/25/2013		300	300
4.487% due 10/25/2017		700	681

Soundview Home Equity Loan Trust
2.649% due 10/25/2036		93	90
2.659% due 06/25/2036		6	5
2.659% due 12/25/2036		350	337
2.679% due 01/25/2037		2,080	1,986
2.699% due 10/25/2036		226	221

Specialty Underwriting & Residential Finance
2.644% due 11/25/2037		522	495
2.659% due 01/25/2038		1,386	1,327

Structured Asset Securities Corp.
2.649% due 10/25/2036		821	796

Wells Fargo Home Equity Trust
2.649% due 01/25/2037		1,148	1,108

Total Asset-Backed Securities (Cost $84,157)			80,437

SOVEREIGN ISSUES 0.3%

Export-Import Bank of Korea
4.901% due 10/04/2011		1,000	1,002

Korea Development Bank
3.358% due 11/22/2012		100	97

Total Sovereign Issues (Cost $1,099)			1,099

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,300	1,227

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	988

Total Foreign Currency-Denominated Issues (Cost $2,224)			2,215

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.1%

Bank of America Corp.
7.250% due 12/31/2049		4,000	4,132

Total Convertible Preferred Stocks (Cost $4,000)			4,132

See Accompanying Notes	Annual Report	March 31, 2008	25

Schedule of Investments  Fundamental IndexPLUS™ Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 27.3%

CERTIFICATES OF DEPOSIT 0.0%

HSBC Bank USA N.A.
3.294% due 07/28/2008	$100	$100

COMMERCIAL PAPER 2.0%

Federal Home Loan Bank
1.500% due 04/01/2008	5,000	5,000

UBS Finance Delaware LLC
2.940% due 06/06/2008	2,500	2,487

		7,487

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 25.3%
1.043% due 04/17/2008 - 07/17/2008 (a)(b)	$96,200	$95,961

Total Short-Term Instruments (Cost $103,624)		103,548

VALUE (000S)
PURCHASED OPTIONS (g) 0.4%
(Cost $639)	$1,386

Total Investments 124.4% (Cost $482,575)	$470,901

Written Options (h) (0.3%) (Premiums $610)	(1,207)

Other Assets and Liabilities (Net) (24.1%)	(91,191)

Net Assets (c) 100.0%	$378,503

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $32,299 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(c)	As of March 31, 2008, portfolio securities with an aggregate value of $6,438 and derivative instruments with an aggregate depreciation of ($127) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $49,106 at a weighted average interest rate of 3.204%. On March 31, 2008, securities valued at $69,319 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $10,875 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	431	$3,104
90-Day Eurodollar December Futures	Long	12/2009	2	0
90-Day Eurodollar June Futures	Long	06/2008	26	170
90-Day Eurodollar June Futures	Long	06/2009	2	0
90-Day Eurodollar March Futures	Long	03/2009	186	967
90-Day Eurodollar September Futures	Long	09/2009	156	745
E-mini S&P 500 Index June Futures	Long	06/2008	10	(27)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	107	(35)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	11	(17)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	10	1
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	241	(382)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	36	81
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	21	9
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	560	264
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	36	63
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	55	172
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	187	295

				$5,410

(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	Sell	1.950%	03/20/2013	BNP	$1,200	$12
American Express Co. 4.875% due 07/15/2013	Sell	2.060%	03/20/2013	DUB	2,100	33
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.780%	12/20/2012	RBS	400	(18)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.910%	12/20/2012	BOA	400	(16)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.930%	12/20/2012	BOA	600	(23)
American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008	GSC	3,100	(14)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.140%	06/20/2008	DUB	2,000	(14)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	CSFB	800	1
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.870%	03/20/2013	RBS	800	2
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.930%	03/20/2013	DUB	1,000	5
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	1.000%	03/20/2013	BCLY	300	2
California State General Obligation Bonds 5.250% due 02/01/2018	Sell	0.470%	12/20/2017	LEH	400	(6)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.750%	03/20/2013	JPM	800	(68)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	JPM	3,700	(173)
Fannie Mae 5.250% due 08/01/2012	Sell	0.670%	12/20/2012	LEH	600	(16)
Fannie Mae 5.250% due 08/01/2012	Sell	0.675%	12/20/2012	LEH	300	(8)
Fannie Mae 5.250% due 08/01/2012	Sell	0.700%	12/20/2012	RBS	600	(16)
Fannie Mae 5.250% due 08/01/2012	Sell	0.785%	12/20/2012	RBS	1,000	(22)

26	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Fannie Mae 5.250% due 08/01/2012	Sell	0.840%	12/20/2012	RBS	$1,900	$(37)
Fannie Mae 5.250% due 08/01/2012	Sell	0.950%	12/20/2012	RBS	600	(9)
Fannie Mae 5.500% due 06/09/2033	Sell	0.440%	12/20/2012	LEH	400	(1)
Fannie Mae 5.500% due 06/09/2033	Sell	0.445%	12/20/2012	LEH	500	(1)
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%	12/20/2012	RBS	1,000	0
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%	03/20/2013	RBS	2,000	1
Fannie Mae 5.500% due 06/09/2033	Sell	0.615%	03/20/2013	LEH	1,700	8
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	100	(17)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	LEH	200	(7)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%	12/20/2008	LEH	200	(7)
Freddie Mac 5.080% due 02/07/2019	Sell	0.615%	03/20/2013	LEH	2,100	10
Freddie Mac 5.080% due 02/07/2019	Sell	0.730%	03/20/2013	RBS	800	9
Freddie Mac 5.080% due 02/07/2019	Sell	0.860%	03/20/2013	BCLY	800	14
Freddie Mac 5.875% due 03/21/2011	Sell	0.850%	12/20/2012	CSFB	400	(8)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.800%	03/20/2013	UBS	300	(7)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.968%	03/20/2013	BCLY	1,000	(16)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2013	MSC	1,600	(38)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	03/20/2013	BNP	1,000	(23)
General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%	09/20/2008	BEAR	1,200	(31)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	RBS	2,300	(29)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	09/20/2009	DUB	2,300	(122)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	BCLY	2,400	(441)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	MLP	1,900	(347)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	UBS	1,500	(273)
GMAC LLC 6.875% due 08/28/2012	Sell	1.350%	06/20/2008	LEH	1,000	(17)
GMAC LLC 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	UBS	4,200	(164)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	1,100	(181)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	GSC	300	(73)
GMAC LLC 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	JPM	1,000	(233)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%	09/20/2012	BNP	3,000	(73)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.000%	03/20/2009	CITI	2,500	0
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.130%	06/20/2008	DUB	2,000	(18)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	900	(15)
Malaysia Government International Bond 7.500% due 07/15/2011	Sell	0.520%	03/20/2009	CITI	1,700	0
MBIA, Inc.	Sell	2.800%	12/20/2012	BOA	400	(56)
MBIA, Inc.	Sell	3.400%	12/20/2012	DUB	400	(50)
MBIA, Inc. 6.625% due 10/01/2028	Sell	4.000%	12/20/2012	BOA	400	(65)
MBIA, Inc. 6.625% due 10/01/2028	Sell	5.050%	12/20/2012	WAC	400	(53)
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008	DUB	800	(6)
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.700%	03/20/2013	JPM	600	8
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.720%	03/20/2013	LEH	1,200	17
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.260%	03/20/2013	LEH	1,100	43
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009	CSFB	1,000	(1)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.270%	03/20/2009	BCLY	2,000	0
Michigan State General Obligation Bonds, Series 2003 5.250% due 05/01/2020	Sell	0.400%	12/20/2017	LEH	400	(4)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.120%	06/20/2008	DUB	2,000	(9)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	200	0
Multiple Reference Entities of Gazprom	Sell	1.430%	12/20/2008	JPM	2,100	3
Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	DUB	400	(21)
Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	BCLY	800	(55)
New York City, New York General Obligation Bonds, Series 2007 5.000% due 01/01/2026	Sell	0.420%	12/20/2017	LEH	400	(4)
New York City, New York General Obligation Notes, Series 2007, 5.000% due 01/01/2017	Sell	0.450%	03/20/2018	GSC	1,000	(7)
Ohio State General Obligation Bonds, Series 2007 5.000% due 09/01/2020	Sell	0.300%	12/20/2017	LEH	400	(4)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	BCLY	4,000	(13)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	LEH	500	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	LEH	1,600	(2)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	DUB	4,000	(1)
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.800%	03/20/2013	BCLY	800	5
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.870%	03/20/2013	CSFB	500	5
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.900%	03/20/2013	RBS	300	3
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.960%	03/20/2013	CSFB	2,100	28
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	JPM	2,400	75
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	RBS	300	9
Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009	LEH	3,000	(1,070)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	LEH	500	(1)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.670%	03/20/2009	GSC	1,500	1
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BCLY	800	(38)
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BOA	1,000	(47)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%	03/20/2009	BNP	1,000	(48)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2010	JPM	400	(33)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%	03/20/2010	MLP	600	(49)
SLM Corp. 5.125% due 08/27/2012	Sell	2.860%	12/20/2012	BOA	1,000	(183)

See Accompanying Notes	Annual Report	March 31, 2008	27

Schedule of Investments  Fundamental IndexPLUS™ Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
State of California General Obligation Notes, Series 2005, 5.000% due 03/01/2018	Sell	0.530%	03/20/2018	GSC	$1,000	$(10)
State of Michigan General Obligation Notes, Series 2003 5.250% due 05/01/2017	Sell	0.440%	03/20/2018	GSC	1,000	(7)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	BCLY	2,000	(8)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	HSBC	1,000	(11)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.630%	03/20/2013	UBS	300	(2)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.700%	03/20/2013	BNP	1,800	(3)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.700%	03/20/2013	RBS	1,700	(3)

						$(4,152)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	$4,968	$(200)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	994	(39)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,000	(99)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(43)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	2,200	20

						$(361)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$10,300	$159
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		800	(11)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		200	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM	EUR	600	(13)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		16,200	(302)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		200	(5)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		200	(5)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	1,800	2
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		9,900	43
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	31
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		1,200	42
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		2,700	(157)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		100	(15)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$3,400	(22)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	2,400	(35)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		1,500	(20)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		600	(8)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		900	0
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		800	2
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		1,200	(21)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		1,500	(11)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		1,600	(12)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$1,600	(3)

							$(370)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.300%	10/15/2008	BEAR	457,500	$1,596
Short	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.300%	10/15/2008	BEAR	62,227	(83)
Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2008	CSFB	495,039	1,746
Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	03/13/2009	CSFB	177,169	442
Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	05/15/2008	MLP	594,300	(11,430)
Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	07/15/2008	MLP	317,787	(7,739)
Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	08/18/2008	MLP	448,976	(11,338)
Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	10/15/2008	MLP	897,225	3,165

						$(23,641)

28	PIMCO Funds	See Accompanying Notes

March 31, 2008

(g)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$8,300	$94	$139
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	7,100	36	293
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	7,200	26	297
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	25,700	226	333
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	17,700	191	219
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	6,900	66	105

							$639	$1,386

(h)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$2,800	$90	$140
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,100	37	207
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,100	25	208
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	8,600	214	337
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	5,900	178	218
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	3,000	66	97

							$610	$1,207

(i)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	6.000%	04/01/2038	$1,000	$1,006	$1,025
Freddie Mac	5.500%	04/01/2038	5,000	4,901	5,049
U.S. Treasury Notes	3.125%	11/30/2009	3,400	3,480	3,532
U.S. Treasury Notes	3.250%	12/31/2009	2,200	2,252	2,282

				$11,639	$11,888

(2)	Market value includes $65 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	433	05/2008	$0	$(1)	$(1)
Buy	AUD	153	04/2008	1	0	1
Buy	BRL	499	07/2008	9	0	9
Sell		21,308	07/2008	303	0	303
Buy		39,853	12/2008	413	0	413
Sell		5,737	12/2008	70	0	70
Sell	EUR	124	04/2008	0	(2)	(2)
Sell	GBP	4,560	04/2008	0	(24)	(24)
Buy	IDR	3,528,000	05/2008	0	(19)	(19)
Buy	INR	133,244	05/2008	140	0	140
Buy		8,636	08/2008	0	(5)	(5)
Sell	JPY	12,215	04/2008	1	0	1
Buy		3,330	05/2008	0	(1)	(1)
Sell		174,495	05/2008	10	0	10
Buy	KRW	116,442	05/2008	0	(11)	(11)
Buy		3,113,758	08/2008	0	(214)	(214)
Buy	KWD	33	05/2008	4	0	4
Buy	MXN	33,617	07/2008	98	0	98
Sell		24,135	07/2008	0	(32)	(32)
Buy	MYR	4,667	05/2008	65	0	65
Buy	PHP	39,051	05/2008	80	0	80
Buy	PLN	8,314	07/2008	663	0	663
Sell		8,314	07/2008	0	(379)	(379)
Buy	RUB	38,923	07/2008	97	0	97
Sell		37,722	07/2008	0	(75)	(75)
Buy		39,680	11/2008	53	0	53
Sell		17,568	11/2008	0	(35)	(35)
Buy	SAR	444	05/2008	0	(1)	(1)
Buy	SGD	4,127	05/2008	242	0	242
Buy		2,377	11/2008	46	0	46
Buy	ZAR	590	07/2008	0	(16)	(16)

				$2,295	$(815)	$1,480

See Accompanying Notes	Annual Report	March 31, 2008	29

Schedule of Investments  Fundamental IndexPLUS™ TR Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

HCA, Inc.
4.946% due 11/16/2013	$2,475	$2,280

Idearc, Inc.
4.700% due 11/17/2014	2,494	2,006

Yell Group PLC
7.071% due 08/09/2011	72	59

Total Bank Loan Obligations (Cost $5,041)		4,345

CORPORATE BONDS & NOTES 28.8%

BANKING & FINANCE 23.0%

Allstate Life Global Funding Trusts
2.639% due 03/23/2009	600	599

American Express Co.
7.000% due 03/19/2018	2,000	2,105

American General Finance Corp.
6.900% due 12/15/2017	1,600	1,567

American International Group, Inc.
5.050% due 10/01/2015	100	98
5.850% due 01/16/2018	4,000	3,935

Bank of America Corp.
2.964% due 09/18/2009	200	199
5.375% due 09/11/2012	1,900	1,979
5.750% due 12/01/2017	1,100	1,141
8.000% due 12/29/2049	13,200	13,243

Bank of America N.A.
6.000% due 10/15/2036	300	288

Bank of Ireland
2.814% due 12/18/2009 (f)	3,100	3,092

Barclays Bank PLC
6.050% due 12/04/2017 (f)	1,000	978

C10 Capital SPV Ltd.
6.722% due 12/31/2049	800	742

Calabash Re Ltd.
11.200% due 01/08/2010	1,200	1,218

CIT Group, Inc.
2.729% due 12/19/2008	500	451
3.190% due 08/17/2009	300	252
3.215% due 08/15/2008	1,000	923
3.401% due 01/30/2009	600	522

Citigroup Capital XXI
8.300% due 12/21/2057	1,700	1,680

Citigroup, Inc.
2.701% due 12/28/2009 (f)	500	490
6.000% due 08/15/2017	6,700	6,623

DnB NOR Bank ASA
4.447% due 10/13/2009	1,000	1,001

Export-Import Bank of China
4.875% due 07/21/2015	100	100

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	22,400	22,148

Foundation Re II Ltd.
9.820% due 11/26/2010	1,400	1,430

GMAC LLC
6.000% due 12/15/2011	200	150

Goldman Sachs Group, Inc.
3.406% due 07/29/2008	700	698
6.750% due 10/01/2037 (f)	10,900	10,172

HBOS PLC
5.920% due 09/29/2049	100	74

HSBC Holdings PLC
6.500% due 05/02/2036	1,900	1,844

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ICICI Bank Ltd.
4.917% due 01/12/2010	$1,800	$1,723

JPMorgan Chase & Co.
6.000% due 01/15/2018	900	941

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,700	1,776

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	88

Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	200	194
2.809% due 12/23/2010	900	768
3.232% due 05/25/2010	100	90
6.200% due 09/26/2014	400	395

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	2,400	2,441

MetLife, Inc.
6.400% due 12/15/2036	400	319

Mystic Re Ltd.
9.390% due 12/05/2008	1,500	1,487

National Australia Bank Ltd.
2.979% due 09/11/2009	800	800

Petroleum Export Ltd.
5.265% due 06/15/2011	72	72

RBS Capital Trust III
5.512% due 09/29/2049	1,200	987

Resona Bank Ltd.
5.850% due 09/29/2049	200	166

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	900	813

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,000	789

State Street Capital Trust IV
3.800% due 06/15/2037	200	150

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	189

U.S. Bancorp
3.512% due 02/04/2010	5,700	5,662

UBS AG
5.875% due 12/20/2017	700	717

USB Capital IX
6.189% due 04/15/2049	200	149

VTB Capital S.A.
3.839% due 08/01/2008	900	891

Wachovia Corp.
5.750% due 02/01/2018	2,000	1,964
7.980% due 02/28/2049	23,900	23,554

Westpac Banking Corp.
3.040% due 06/06/2008 (f)	800	800

ZFS Finance USA Trust I
5.875% due 05/09/2032	500	475

		128,142

INDUSTRIALS 4.5%

AstraZeneca PLC
5.900% due 09/15/2017	400	424
6.450% due 09/15/2037	300	323

C8 Capital SPV Ltd.
6.640% due 12/29/2049	5,100	4,721

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	400	435

CODELCO, Inc.
6.150% due 10/24/2036	100	101

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Comcast Corp.
5.875% due 02/15/2018	$300	$293
6.450% due 03/15/2037	300	284

Daimler Finance North America LLC
3.298% due 03/13/2009	200	197

Gaz Capital S.A.
6.212% due 11/22/2016	200	186

HJ Heinz Co.
6.428% due 12/01/2020	100	102

International Business Machines Corp.
5.700% due 09/14/2017 (f)	7,800	8,192

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	2,900	2,879

Kraft Foods, Inc.
6.125% due 02/01/2018	800	802

Peabody Energy Corp.
7.875% due 11/01/2026	300	299

Rohm & Haas Co.
6.000% due 09/15/2017	500	509

Time Warner, Inc.
5.875% due 11/15/2016	2,100	2,001

Union Pacific Corp.
5.700% due 08/15/2018	1,800	1,794

UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	692

Williams Cos., Inc.
6.375% due 10/01/2010	700	721

		24,955

UTILITIES 1.3%

Dominion Resources, Inc.
3.248% due 11/14/2008 (f)	2,800	2,786

Enel Finance International S.A.
6.800% due 09/15/2037	2,900	2,935

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	582

NGPL Pipe Co. LLC
6.514% due 12/15/2012	800	832

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	228

		7,363

Total Corporate Bonds & Notes (Cost $162,805)		160,460

MUNICIPAL BONDS & NOTES 2.1%

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	5,800	5,129

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	285	279

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	1,600	1,609

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,700	2,176

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,000	2,643

Total Municipal Bonds & Notes (Cost $12,225)		11,836

30	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	$2,000	$1,987

Total Commodity Index-Linked Notes (Cost $2,000)		1,987

U.S. GOVERNMENT AGENCIES 94.6%

Fannie Mae
2.666% due 12/25/2036	602	579
2.949% due 09/25/2042	979	971
4.434% due 01/01/2035	1,179	1,194
4.441% due 07/01/2034	979	989
4.500% due 08/01/2035	1,704	1,734
4.512% due 09/01/2035	725	733
4.567% due 07/01/2035	1,168	1,176
4.579% due 07/01/2035	882	888
4.634% due 09/01/2035	1,537	1,540
4.637% due 10/01/2035	640	642
4.667% due 12/01/2033	646	657
4.668% due 05/25/2035	200	201
4.695% due 12/01/2033	384	385
4.835% due 06/01/2035	1,834	1,861
4.989% due 06/01/2035	1,785	1,824
5.000% due 06/25/2027 - 05/01/2038	33,331	32,944
5.000% due 10/01/2035 - 03/01/2036 (f)	27,146	26,911
5.039% due 03/01/2035	217	223
5.500% due 02/01/2014 - 04/01/2038	71,315	72,046
5.500% due 07/01/2035 - 09/01/2037 (f)	79,188	80,046
5.722% due 06/01/2043 - 07/01/2044	931	926
6.000% due 05/01/2035 - 11/01/2037 (f)	154,164	158,125
6.000% due 09/01/2035 - 04/01/2038	72,401	74,247
6.329% due 10/01/2034	198	200
6.442% due 11/01/2035	298	307
6.500% due 08/01/2029 - 09/01/2037	960	995

Freddie Mac
2.859% due 08/25/2031	225	221
2.968% due 07/15/2019 - 08/15/2019	6,782	6,569
3.048% due 02/15/2019 (f)	7,472	7,425
3.218% due 06/15/2018	161	159
4.361% due 09/01/2035	674	677
4.500% due 10/15/2022	602	604
4.701% due 06/01/2035	1,877	1,908
4.704% due 08/01/2035	1,584	1,596
4.820% due 10/01/2035	1,108	1,112
4.876% due 11/01/2034	1,048	1,084
5.000% due 04/15/2012 - 01/15/2024	710	713
5.500% due 08/01/2037 (f)	3,867	3,910
5.500% due 10/01/2037 - 04/01/2038	17,089	17,259
5.722% due 02/25/2045	97	94
6.000% due 06/01/2037 - 10/01/2037	14,622	15,010

Ginnie Mae
6.000% due 05/15/2037 - 07/15/2037	994	1,027

Small Business Administration
5.290% due 12/01/2027	700	711
5.490% due 03/01/2028	5,000	5,120

Total U.S. Government Agencies (Cost $519,122)		527,543

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.1%

Treasury Inflation Protected Securities (c)
3.000% due 07/15/2012	$353	$396

Total U.S. Treasury Obligations (Cost $392)		396

MORTGAGE-BACKED SECURITIES 7.1%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	282	258

Banc of America Commercial Mortgage, Inc.
5.740% due 05/10/2045	900	911

Bear Stearns Adjustable Rate Mortgage Trust
4.617% due 01/25/2034	2,099	1,961
4.750% due 10/25/2035	1,449	1,399

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	922	727
5.706% due 09/25/2035	222	182

Bear Stearns Structured Products, Inc.
5.681% due 01/26/2036	821	695

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	312	304
4.900% due 12/25/2035	598	570

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	761	578
2.879% due 02/25/2037	3,321	2,613
4.500% due 06/25/2035	1,558	1,544

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	218	180

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	496	494

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 02/25/2037	3,450	3,233

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	903	813
2.679% due 01/25/2047	1,089	1,034

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,928	1,817
5.250% due 11/25/2035	1,375	1,229

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	505	476

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	488	455
2.699% due 01/25/2037	356	341
5.189% due 01/25/2036	869	653

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,800	2,715

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	615	614

Mellon Residential Funding Corp.
3.561% due 12/15/2030	2,447	2,357

Merrill Lynch Floating Trust
2.888% due 06/15/2022	4,123	3,862

Structured Adjustable Rate Mortgage Loan Trust
5.317% due 08/25/2034	1,122	1,041
5.726% due 01/25/2035	565	536

Structured Asset Mortgage Investments, Inc.
2.879% due 02/25/2036	345	270

TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	128	121

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	946	897
2.719% due 09/25/2046	1,445	1,351

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	1,990	1,870

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

WaMu Mortgage Pass-Through Certificates
2.889% due 10/25/2045	$110	$88
5.526% due 11/25/2042	115	110
5.718% due 05/25/2041	124	116

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,252	1,194

Total Mortgage-Backed Securities (Cost $42,736)		39,609

ASSET-BACKED SECURITIES 7.5%

ACE Securities Corp.
2.649% due 12/25/2036	360	346
2.679% due 10/25/2036	361	351

Asset-Backed Funding Certificates
2.659% due 11/25/2036	727	671

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	446	433
2.874% due 09/25/2034	151	134

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	992	927
2.799% due 09/25/2034	6	6

Chase Issuance Trust
3.609% due 05/16/2011 (a)	5,600	5,600

Citigroup Mortgage Loan Trust, Inc.
2.649% due 11/25/2036	167	163

Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	4,967	4,793
2.649% due 03/25/2047	352	346
2.659% due 03/25/2037	562	550
2.669% due 06/25/2037	844	820
2.679% due 06/25/2037	742	692
2.709% due 10/25/2046	408	395

Credit-Based Asset Servicing & Securitization LLC
2.659% due 03/25/2036	1	1
2.659% due 11/25/2036	787	753

Daimler Chrysler Auto Trust
5.250% due 05/08/2009	10	10

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	1,309	1,185
2.649% due 12/25/2036	714	677

Fremont Home Loan Trust
2.649% due 10/25/2036	2,507	2,473
2.659% due 01/25/2037	670	609

GSR Mortgage Loan Trust
2.699% due 11/25/2030	45	45

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	537	518

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	535	497

Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037	535	514

JPMorgan Mortgage Acquisition Corp.
2.649% due 08/25/2036	213	206
2.649% due 10/25/2036	3,707	3,455

Lehman XS Trust
2.669% due 05/25/2046	228	216

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	464	461
2.689% due 01/25/2046	23	23
2.779% due 08/25/2035	200	192
2.879% due 10/25/2034	17	15

MBNA Credit Card Master Note Trust
2.918% due 12/15/2011	2,900	2,871

Merrill Lynch Mortgage Investors, Inc.
2.629% due 06/25/2037	437	429

See Accompanying Notes	Annual Report	March 31, 2008	31

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.669% due 08/25/2036	$1,812	$1,730

Morgan Stanley ABS Capital I
2.629% due 06/25/2036	402	397
2.639% due 10/25/2036	306	298
2.649% due 10/25/2036	367	356

Option One Mortgage Loan Trust
2.639% due 02/25/2037	1,063	1,015
2.649% due 07/25/2036	260	256

Park Place Securities, Inc.
2.911% due 10/25/2034	728	610

Residential Asset Mortgage Products, Inc.
2.679% due 10/25/2036	616	587

Residential Asset Securities Corp.
2.659% due 10/25/2036	953	926
2.669% due 11/25/2036	570	543

SBI HELOC Trust
2.769% due 08/25/2036	354	339

Soundview Home Equity Loan Trust
2.649% due 10/25/2036	279	270
2.679% due 01/25/2037	2,849	2,720

Structured Asset Securities Corp.
2.649% due 10/25/2036	711	690

Total Asset-Backed Securities (Cost $43,799)		42,114

SOVEREIGN ISSUES 0.0%

China Development Bank
5.000% due 10/15/2015	100	99

Total Sovereign Issues (Cost $99)		99

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 2.6%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	600	$320

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	9,300	13,910

Total Foreign Currency-Denominated Issues (Cost $12,933)			14,230

		SHARES
PREFERRED STOCKS 0.5%

DG Funding Trust
4.946% due 12/31/2049		243	2,533

Total Preferred Stocks (Cost $2,585)			2,533

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.2%

COMMERCIAL PAPER 11.8%

ANZ National International Ltd.
3.050% due 05/19/2008		$3,300	3,287

Barclays U.S. Funding Corp.
3.025% due 05/20/2008		15,900	15,835

Federal Home Loan Bank
1.500% due 04/01/2008		15,200	15,200

UBS Finance Delaware LLC
3.040% due 06/02/2008		15,900	15,824

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Unicredito Italiano SpA
3.015% due 05/21/2008	$15,900	$15,833

		65,979

REPURCHASE AGREEMENTS 0.3%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	1,600	1,600

(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,640. Repurchase proceeds are $1,600.)

U.S. TREASURY BILLS 15.1%
1.082% due 04/17/2008 - 07/24/2008 (b)(d)	84,600	84,243

Total Short-Term Instruments (Cost $151,992)		151,822

PURCHASED OPTIONS (i) 1.2%
(Cost $2,056)		6,704

Total Investments 172.8% (Cost $957,785)		$963,678

Written Options (j) (1.1%) (Premiums $2,783)		(6,067)

Other Assets and Liabilities (Net) (71.7%)		(400,035)

Net Assets (e) 100.0%		$557,576

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $38,815 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $7,587 and derivative instruments with an aggregate depreciation of ($345) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $133,200 at a weighted average interest rate of 3.950%. On March 31, 2008, securities valued at $299,451 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $6,611 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	800	$5,293
90-Day Eurodollar December Futures	Long	12/2009	19	(1)
90-Day Eurodollar June Futures	Long	06/2009	19	1
90-Day Eurodollar March Futures	Long	03/2009	76	345
90-Day Eurodollar September Futures	Long	09/2009	64	177
E-mini S&P 500 Index June Futures	Long	06/2008	5	(14)
Euro-Bobl June Futures	Long	06/2008	11	(33)
Euro-Schatz June Futures	Short	06/2008	36	26
S&P 500 Index June Futures	Long	06/2008	4	(19)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	200	(8)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	1,130	(1,353)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	381	1,192
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	17	(41)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	110	173
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	15	7
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	394	194
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	50	132
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	100	329
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	220	299

				$6,699

32	PIMCO Funds	See Accompanying Notes

March 31, 2008

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	Sell	1.750%	03/20/2013	DUB	$1,300	$2
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	4,100	(25)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	MLP	300	0
Freddie Mac 5.080% due 02/07/2019	Sell	0.720%	03/20/2013	BCLY	1,100	11
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	1,500	(26)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	BCLY	1,500	(41)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	300	(58)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	100	(18)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	GSC	800	(56)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.050%	03/20/2013	GSC	900	(59)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	3,100	(166)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	1,600	(264)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	500	(102)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	400	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	5,600	(38)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	600	(10)
Multiple Reference Entities of Gazprom	Sell	1.600%	12/20/2012	BCLY	1,800	(90)
Multiple Reference Entities of Gazprom	Sell	2.170%	02/20/2013	JPM	1,000	(31)
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	MSC	400	(12)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	5,780	(27)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	CSFB	600	(3)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	3,000	(6)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2009	BOA	800	(38)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%	03/20/2013	JPM	1,900	(261)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	3,800	(30)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.240%	03/20/2013	UBS	1,400	(32)

						$(1,382)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	GSC	$1,000	$55
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	3,400	196
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	4,968	(200)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	994	(39)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,000	(99)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,000	(89)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(43)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	BCLY	700	(4)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	3,100	28
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	200	(1)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	500	(1)

						$(197)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	18,400	$(70)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		1,000	6
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$2,300	23
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		17,400	382
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		30,300	115
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		5,500	(73)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		8,200	(68)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		3,200	(248)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		300	4
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		1,800	(18)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		900	4
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		2,100	3
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	2,400	12
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		800	(18)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		400	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		500	(11)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		400	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		200	(5)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		1,700	(41)

See Accompanying Notes	Annual Report	March 31, 2008	33

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	5,900	$10
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		1,900	(35)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		2,600	36
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	1,800	(9)
Pay	6-Month EUR-LIBOR	5.000%	12/19/2009	DUB		4,700	64
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		2,400	21
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		1,300	12
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		3,400	(23)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		1,000	(15)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		2,000	22
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	4,600	10
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		2,700	5
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		2,300	2
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		2,700	39
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		500	4
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		5,400	43
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		13,600	273
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		3,800	74
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	62
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		600	(6)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		700	(7)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		900	0
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		1,200	(1)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		500	39
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		300	27
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		1,400	(87)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		1,000	66
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		1,900	140
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		900	(107)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		300	(38)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(31)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	80,000	39
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		140,000	69
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	8,200	7
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		2,200	5
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$1,500	(81)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		1,800	(64)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	3,000	(44)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		1,900	(26)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		800	(11)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		2,700	1
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		1,100	3
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		4,100	(73)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		2,900	(42)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		3,200	(3)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$2,100	(4)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		4,200	(10)

							$335

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.300%	10/15/2008	BEAR	1,019,623	$(3,842)
Pay	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.300%	10/15/2008	BEAR	269,951	1,013
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2008	CSFB	1,124,687	3,990
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	03/13/2009	CSFB	269,951	680
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	05/15/2008	MLP	594,295	(11,466)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	07/15/2008	MLP	658,273	(16,032)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	08/18/2008	MLP	471,425	(11,905)
Receive	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.200%	10/15/2008	MLP	1,023,428	3,630

						$(33,932)

34	PIMCO Funds	See Accompanying Notes

March 31, 2008

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$130.000	05/23/2008	670	$7	$5

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$43,200	$476	$722
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	39,000	187	1,612
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	57,100	202	2,359
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	11,000	44	455
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	72,400	645	938
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	37,500	405	464
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	9,200	88	139

							$2,047	$6,689

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2038	$86.375	06/05/2008	$13,000	$2	$10

(j)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	266	$305	$565
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	62	76	74
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	266	392	58
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	31	25	17

				$798	$714

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$11,500	$291	$444
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	5,700	183	285
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	16,500	184	1,104
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	25,100	207	1,679
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,500	40	301
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	24,200	614	949
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	12,500	377	461
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	4,000	89	130

							$1,985	$5,353

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2038	$800	$798	$798
Fannie Mae	6.000%	04/01/2038	4,000	4,019	4,098
Freddie Mac	6.000%	04/01/2038	6,100	6,127	6,255
Ginnie Mae	6.000%	04/01/2038	900	926	929
U.S. Treasury Notes	2.000%	02/28/2010	1,900	1,911	1,922
U.S. Treasury Notes	2.125%	01/31/2010	1,900	1,912	1,930
U.S. Treasury Notes	2.875%	01/31/2013	11,400	11,541	11,727
U.S. Treasury Notes	3.125%	11/30/2009	3,500	3,583	3,636
U.S. Treasury Notes	3.250%	12/31/2009	2,300	2,354	2,386
U.S. Treasury Notes	4.250%	08/15/2013	1,600	1,728	1,759
U.S. Treasury Notes	4.500%	05/15/2017	9,100	9,749	10,072

				$44,648	$45,512

(2)	Market value includes $371 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	35

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	417	05/2008	$0	$(1)	$(1)
Buy	AUD	405	04/2008	2	0	2
Sell	BRL	10,706	07/2008	122	0	122
Buy		41,973	12/2008	417	0	417
Sell		9,341	12/2008	117	0	117
Sell	EUR	9,716	04/2008	0	(187)	(187)
Sell	GBP	6,005	04/2008	14	(26)	(12)
Buy	IDR	4,321,800	05/2008	0	(23)	(23)
Buy	INR	210,347	05/2008	218	0	218
Sell	JPY	14,798	04/2008	1	0	1
Buy		151,116	05/2008	22	(13)	9
Sell		275,262	05/2008	18	0	18
Buy	KRW	646,106	05/2008	0	(44)	(44)
Buy		2,047,902	08/2008	0	(124)	(124)
Buy	KWD	32	05/2008	4	0	4
Buy	MXN	30,555	07/2008	93	0	93
Sell		30,555	07/2008	0	(34)	(34)
Buy	MYR	6,066	05/2008	86	0	86
Buy	PHP	71,974	05/2008	146	0	146
Buy	PLN	5,553	07/2008	453	0	453
Sell		5,553	07/2008	0	(253)	(253)
Buy	RUB	61,652	07/2008	153	0	153
Sell		59,750	07/2008	0	(119)	(119)
Buy		34,322	11/2008	46	0	46
Sell		4,840	11/2008	0	(10)	(10)
Buy	SAR	427	05/2008	0	(1)	(1)
Buy	SEK	1,702	06/2008	10	0	10
Buy	SGD	5,233	05/2008	306	0	306
Buy		1,970	11/2008	38	0	38
Buy	ZAR	565	07/2008	0	(15)	(15)

				$2,266	$(850)	$1,416

36	PIMCO Funds	See Accompanying Notes

Schedule of Investments International StocksPLUS® TR Strategy Fund (Unhedged)	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 29.6%

BANKING & FINANCE 25.2%

Allstate Life Global Funding Trusts
2.639% due 03/23/2009	$100	$100

American Express Centurion Bank
2.955% due 06/12/2009	600	598

American Express Co.
7.000% due 03/19/2018	100	105

American General Finance Corp.
6.900% due 12/15/2017	200	196

American Honda Finance Corp.
3.085% due 08/05/2008	130	130

American International Group, Inc.
5.850% due 01/16/2018	300	295

Bank of America Corp.
5.375% due 09/11/2012	200	208
5.750% due 12/01/2017	200	207
8.000% due 12/29/2049	1,400	1,405

Bank of Ireland
2.814% due 12/18/2009 (c)	300	299

Barclays Bank PLC
5.450% due 09/12/2012	900	923
6.050% due 12/04/2017 (c)	100	98

Bear Stearns Cos., Inc.
3.190% due 05/18/2010	500	465
4.325% due 07/16/2009	100	97

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	93

Caterpillar Financial Services Corp.
3.130% due 05/18/2009	200	199

CIT Group, Inc.
2.729% due 12/19/2008	500	451

Citigroup Capital XXI
8.300% due 12/21/2057	100	99

Citigroup Funding, Inc.
2.606% due 06/26/2009 (c)	100	99
2.980% due 12/08/2008	200	198

Citigroup, Inc.
3.220% due 05/18/2010	730	714
6.000% due 08/15/2017	200	198

Credit Agricole S.A.
3.090% due 05/28/2009	100	100
3.140% due 05/28/2010	100	100

Credit Suisse USA, Inc.
3.265% due 08/15/2010	600	584

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	2,100	2,076
7.250% due 10/25/2011	500	411

General Electric Capital Corp.
3.964% due 01/20/2010 (c)	600	596

Goldman Sachs Group, Inc.
2.746% due 03/30/2009	100	99
3.150% due 11/16/2009	290	286
6.750% due 10/01/2037 (c)	1,200	1,120

HSBC Holdings PLC
6.500% due 05/02/2036	200	194

ICICI Bank Ltd.
4.917% due 01/12/2010	100	96

International Lease Finance Corp.
2.756% due 06/26/2009	370	360

JPMorgan Chase & Co.
2.656% due 06/26/2009	290	288
6.000% due 01/15/2018	100	105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman Brothers Holdings, Inc.
3.232% due 05/25/2010	$100	$90
5.625% due 01/24/2013	500	487

Merrill Lynch & Co., Inc.
3.178% due 05/08/2009	200	197

Metropolitan Life Global Funding I
3.110% due 05/17/2010	200	196

Morgan Stanley
3.206% due 02/09/2009	340	336
3.212% due 05/07/2009	300	295

Residential Capital LLC
6.178% due 05/22/2009	100	57

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	200	170

SLM Corp.
3.471% due 07/27/2009 (c)	30	25
3.541% due 07/25/2008	500	491

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	100	79

UBS AG
5.875% due 12/20/2017	100	102

Wachovia Corp.
3.126% due 12/01/2009	200	195
7.980% due 02/28/2049	2,500	2,464

World Savings Bank FSB
2.592% due 06/20/2008	300	300

		19,076

INDUSTRIALS 3.2%

Amgen, Inc.
3.170% due 11/28/2008	200	200

AstraZeneca PLC
5.900% due 09/15/2017	100	106

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	109

Daimler Finance North America LLC
3.218% due 03/13/2009	50	49

General Mills, Inc.
4.024% due 01/22/2010	100	98

Home Depot, Inc.
2.925% due 12/16/2009	100	96

International Business Machines Corp.
5.700% due 09/14/2017 (c)	900	945

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	300	298

Kraft Foods, Inc.
6.125% due 02/01/2018	100	100

Rohm & Haas Co.
6.000% due 09/15/2017	100	102

Union Pacific Corp.
5.700% due 08/15/2018	200	199

UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	99

		2,401

UTILITIES 1.2%

AT&T, Inc.
6.300% due 01/15/2038	200	194

BellSouth Corp.
4.240% due 04/26/2021	300	300

Enel Finance International S.A.
6.800% due 09/15/2037	300	304

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

NGPL Pipe Co. LLC
6.514% due 12/15/2012	$100	$104

		902

Total Corporate Bonds & Notes (Cost $22,805)		22,379

MUNICIPAL BONDS & NOTES 1.3%

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	201

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037	800	759

Total Municipal Bonds & Notes (Cost $994)		960

U.S. GOVERNMENT AGENCIES 87.7%

Fannie Mae
5.000% due 02/25/2017 - 05/01/2038	9,813	9,695
5.500% due 02/01/2018 - 04/01/2038	4,460	4,516
5.500% due 04/01/2037 - 01/01/2038 (c)	6,726	6,798
5.722% due 06/01/2043	59	58
6.000% due 12/01/2035 - 04/01/2038	1,792	1,837
6.000% due 02/01/2036 - 01/01/2038 (c)	28,182	28,903
6.500% due 10/01/2035 - 04/01/2038	2,014	2,087

Freddie Mac
2.968% due 07/15/2019 - 10/15/2020	1,811	1,753
3.048% due 02/15/2019	712	707
4.250% due 09/15/2024	276	277
5.000% due 07/15/2020	118	119
5.500% due 07/01/2037 - 01/01/2038 (c)	2,952	2,984
6.000% due 09/01/2037 - 11/01/2037 (c)	4,543	4,664

Ginnie Mae
6.000% due 08/15/2037	994	1,027

Small Business Administration
5.290% due 12/01/2027	100	101
5.490% due 03/01/2028	700	717

Total U.S. Government Agencies (Cost $65,498)		66,243

MORTGAGE-BACKED SECURITIES 6.1%

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	11	11

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	307	242

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	169	148

Countrywide Alternative Loan Trust
2.759% due 02/25/2047	227	173
5.236% due 02/25/2036	145	108

Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	202	196
4.800% due 11/25/2034	118	111

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	122	114
2.679% due 03/25/2037	58	55

See Accompanying Notes	Annual Report	March 31, 2008	37

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
2.679% due 01/25/2047	$84	$79

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	127	117

GSR Mortgage Loan Trust
5.250% due 11/25/2035	86	77

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	583
5.420% due 01/15/2049	300	291

JPMorgan Mortgage Trust
5.023% due 02/25/2035	67	61

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	93	88

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	33	27

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	60	52

Morgan Stanley Capital I
2.878% due 10/15/2020	36	34
5.809% due 12/12/2049	500	497

Residential Accredit Loans, Inc.
5.686% due 09/25/2045	242	206

Structured Asset Mortgage Investments, Inc.
2.729% due 03/25/2037	138	108
2.809% due 07/19/2035	59	48

TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	245	234

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	178	164
5.681% due 04/15/2034	30	30

WaMu Mortgage Pass-Through Certificates
3.239% due 12/25/2027	260	246
5.056% due 01/25/2047	78	64
5.326% due 02/25/2046	474	369

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	128	121

Total Mortgage-Backed Securities (Cost $5,051)		4,654

ASSET-BACKED SECURITIES 12.0%

Accredited Mortgage Loan Trust
2.719% due 04/25/2036	286	281

American Express Credit Account Master Trust
2.818% due 01/18/2011	400	400
3.318% due 02/15/2012	50	48

Asset-Backed Funding Certificates
2.659% due 01/25/2037	52	49

Bear Stearns Asset-Backed Securities Trust
2.689% due 06/25/2047	73	70

BNC Mortgage Loan Trust
2.699% due 05/25/2037	165	153

Carrington Mortgage Loan Trust
2.649% due 01/25/2037	280	263

Chase Issuance Trust
2.828% due 02/15/2011	300	298

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
2.639% due 12/25/2036	$151	$142
2.659% due 01/25/2037	135	133
2.709% due 08/25/2036	500	464

Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	315	305
2.649% due 07/25/2037	363	347
2.669% due 06/25/2037	65	63
2.679% due 06/25/2037	337	315
2.679% due 10/25/2037	223	209
2.779% due 09/25/2036	495	463

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	328	314
2.689% due 12/25/2037	239	233

First Franklin Mortgage Loan Asset-Backed Certificates
2.639% due 01/25/2038	136	128

First USA Credit Card Master Trust
2.935% due 04/18/2011	300	300

Fremont Home Loan Trust
2.699% due 05/25/2036	70	67

GSAMP Trust
2.669% due 12/25/2036	209	201

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	179	173

HSBC Asset Loan Obligation
2.659% due 12/25/2036	344	329

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	271	244

MASTR Asset-Backed Securities Trust
2.649% due 01/25/2037	81	78
2.659% due 11/25/2036	228	215

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	600	600

Merrill Lynch Mortgage Investors, Inc.
2.669% due 08/25/2036	144	137

Morgan Stanley ABS Capital I
2.639% due 01/25/2037	70	67
2.649% due 11/25/2036	182	172

Residential Asset Securities Corp.
2.669% due 02/25/2037	209	196

Securitized Asset-Backed Receivables LLC Trust
2.639% due 01/25/2037	421	398

SLM Student Loan Trust
3.800% due 12/15/2038	500	489

Soundview Home Equity Loan Trust
2.659% due 12/25/2036	88	84
2.679% due 06/25/2037	156	148

Specialty Underwriting & Residential Finance
2.659% due 01/25/2038	163	156

Structured Asset Securities Corp.
2.699% due 01/25/2037	346	331

Total Asset-Backed Securities (Cost $9,441)		9,063

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.6%

Korea Development Bank
4.842% due 04/03/2010		$500	$499

Total Sovereign Issues (Cost $500)			499

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	448

Total Foreign Currency-Denominated Issues (Cost $406)			448

SHORT-TERM INSTRUMENTS 30.9%

COMMERCIAL PAPER 13.2%

Danske Corp.
3.075% due 04/01/2008		$1,700	1,700

Federal Home Loan Bank
1.500% due 04/01/2008		900	900

Fortis Funding LLC
3.040% due 04/03/2008		1,600	1,600

Nordea N.A., Inc.
2.950% due 04/09/2008		2,000	1,999

Royal Bank of Scotland Group PLC
3.160% due 05/02/2008		100	100

UBS Finance Delaware LLC
2.940% due 06/05/2008		500	497
3.040% due 06/02/2008		1,600	1,592

Unicredito Italiano SpA
3.015% due 05/21/2008		1,600	1,593

			9,981

REPURCHASE AGREEMENTS 0.7%

State Street Bank and Trust Co.
1.900% due 04/01/2008		520	520

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $535. Repurchase proceeds are $520.)

U.S. TREASURY BILLS 17.0%
0.701% due 04/17/2008 - 07/24/2008 (a)		12,850	12,806

Total Short-Term Instruments (Cost $23,333)			23,307

PURCHASED OPTIONS (f) 0.5%
(Cost $125)			362

Total Investments 169.3% (Cost $128,153)			$127,915

Written Options (g) (0.5%) (Premiums $216)			(378)

Other Assets and Liabilities (Net) (68.8%)			(51,989)

Net Assets (b) 100.0%			$75,548

38	PIMCO Funds	See Accompanying Notes

March 31, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	As of March 31, 2008, derivative instruments with an aggregate depreciation of ($20) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $20,124 at a weighted average interest rate of 3.750%. On March 31, 2008, securities valued at $45,498 were pledged as collateral for reverse repurchase agreements.
(d)	Cash of $984 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl June Futures	Long	06/2008	1	$(3)
Euro-Schatz June Futures	Short	06/2008	5	4
U.S. Treasury 2-Year Note June Futures	Short	06/2008	19	0
U.S. Treasury 5-Year Note June Futures	Short	06/2008	108	(143)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	96	365
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	1	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	8	6
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	43	23
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	4	7
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	9	25
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	33	40

				$320

(e)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	$600	$(10)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	BCLY	500	(14)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	GSC	100	(7)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.050%	03/20/2013	GSC	100	(7)
GMAC LLC 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	BOA	1,000	(57)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	500	(3)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	RBS	100	(4)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	100	0
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	300	0
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	500	(2)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	CSFB	100	(1)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	300	(1)
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	DUB	300	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	LEH	100	0
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	500	(4)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	BCLY	100	(1)

						$(111)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	$500	$(44)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	1,000	7
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	400	4
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	200	(1)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	600	(1)

						$(35)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	1,900	$(7)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		100	1
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MLP		$800	19
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		2,300	10
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	CITI		1,800	40

See Accompanying Notes	Annual Report	March 31, 2008	39

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		$200	$2
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		400	(31)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		200	(1)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		100	1
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		300	0
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM	EUR	100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		600	(13)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	800	1
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	200	(1)
Pay	6-Month EUR-LIBOR	5.000%	12/19/2009	DUB		400	5
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		300	3
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		100	1
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		500	(4)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		100	(2)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		200	2
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	400	1
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		200	0
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		200	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		300	5
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		500	4
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		1,200	24
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		100	(1)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		100	(1)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	0
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		200	0
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		400	(24)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		100	(12)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	10,000	5
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		10,000	5
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	800	1
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	300	(4)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		200	(3)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		100	(1)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		100	(1)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		400	(7)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		300	(4)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		400	0

							$11

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	1,021,697	$3,022
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	13,600	40

						$3,062

(f)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$136.000	05/23/2008	16	$0	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	90.000	05/23/2008	102	1	2

				$1	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$3,700	$41	$62
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,000	17	207
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	5,500	50	71
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	1,500	16	18

							$124	$358

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 05/01/2038	$92.000	05/06/2008	$3,000	$0	$2

40	PIMCO Funds	See Accompanying Notes

March 31, 2008

(g)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	30	$35	$64
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	8	10	9
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	30	43	7
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	4	3	2

				$91	$82

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,400	$35	$54
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	300	10	15
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,000	16	134
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,900	49	74
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	500	15	19

							$125	$296

(h)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Ginnie Mae	6.000%	04/01/2038	$900	$926	$929
U.S. Treasury Notes	2.000%	02/28/2010	200	201	202
U.S. Treasury Notes	2.125%	01/31/2010	100	101	102
U.S. Treasury Notes	2.875%	01/31/2013	3,800	3,847	3,909
U.S. Treasury Notes	3.125%	11/30/2009	500	512	519
U.S. Treasury Notes	3.250%	12/31/2009	300	308	311
U.S. Treasury Notes	4.250%	08/15/2013	200	216	220
U.S. Treasury Notes	4.500%	05/15/2017	500	529	553

				$6,640	$6,745

(2)	Market value includes $53 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	56	05/2008	$0	$0	$0
Buy	AUD	48	04/2008	0	0	0
Buy	BRL	11,858	07/2008	379	0	379
Sell		9,070	07/2008	170	0	170
Buy		902	12/2008	0	(1)	(1)
Sell		909	12/2008	11	0	11
Sell	EUR	313	04/2008	0	(6)	(6)
Sell	GBP	1,475	04/2008	1	(7)	(6)
Buy	IDR	441,000	05/2008	0	(3)	(3)
Buy	INR	4,798	05/2008	5	0	5
Sell	JPY	1,092	04/2008	0	0	0
Buy		49,831	05/2008	0	(13)	(13)
Sell		65,511	05/2008	2	(8)	(6)
Buy	KRW	18,498	05/2008	0	(1)	(1)
Buy		186,298	08/2008	0	(12)	(12)
Buy	KWD	4	05/2008	1	0	1
Buy	MXN	2,645	07/2008	8	0	8
Sell		1,327	07/2008	0	(2)	(2)
Buy	MYR	610	05/2008	9	0	9
Sell	NZD	29	04/2008	0	0	0
Buy	PHP	5,964	05/2008	12	0	12
Buy	PLN	659	07/2008	54	0	54
Sell		659	07/2008	0	(30)	(30)
Buy	RUB	3,508	07/2008	9	0	9
Sell		3,400	07/2008	0	(7)	(7)
Buy		5,696	11/2008	8	0	8
Sell		2,607	11/2008	0	(5)	(5)
Buy	SAR	56	05/2008	0	0	0
Buy	SEK	382	06/2008	2	0	2
Buy	SGD	287	05/2008	16	0	16
Buy		105	11/2008	2	0	2

				$689	$(95)	$594

See Accompanying Notes	Annual Report	March 31, 2008	41

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 3.0%

Daimler Finance North America LLC
6.800% due 08/03/2012	$1,990	$1,655

Georgia-Pacific Corp.
4.446% due 12/20/2012	419	389
4.740% due 12/20/2012	3,233	3,003
4.835% due 12/20/2012	286	266

HCA, Inc.
4.946% due 11/16/2013	2,574	2,371

Total Bank Loan Obligations (Cost $8,374)		7,684

CORPORATE BONDS & NOTES 38.1%

BANKING & FINANCE 22.8%

American Express Bank FSB
6.000% due 09/13/2017	5,200	5,082

American Express Centurion Bank
6.000% due 09/13/2017	5,100	4,960

American Express Co.
6.150% due 08/28/2017	1,600	1,597

American International Group, Inc.
5.850% due 01/16/2018	3,000	2,952

Barclays Bank PLC
5.450% due 09/12/2012	4,500	4,616
6.050% due 12/04/2017 (f)	1,600	1,565
7.434% due 09/29/2049	1,000	906

Capital One Financial Corp.
6.750% due 09/15/2017	1,600	1,521

Citigroup Capital XXI
8.300% due 12/21/2057	1,500	1,482

Citigroup, Inc.
6.125% due 11/21/2017	5,000	5,005

Deutsche Bank AG
6.000% due 09/01/2017	3,900	4,071

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	300	234
7.250% due 10/25/2011	1,950	1,604
9.750% due 09/15/2010	400	357

General Electric Capital Corp.
2.931% due 03/12/2010 (f)	2,800	2,786
6.375% due 11/15/2067	200	196

GMAC LLC
6.625% due 05/15/2012	600	454
6.875% due 08/28/2012	2,200	1,674
7.000% due 02/01/2012	1,100	838

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	4,600	4,806

Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017	1,800	1,735

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	400	407

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	1,900	1,639

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,100	993

UBS AG
5.875% due 12/20/2017	2,600	2,664

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,885

		59,029

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 11.1%

Erac USA Finance Co.
6.375% due 10/15/2017	$7,500	$6,717

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,267

International Business Machines Corp.
5.700% due 09/14/2017 (f)	2,900	3,046

Kohl’s Corp.
6.250% due 12/15/2017	10,000	9,546

Kraft Foods, Inc.
6.125% due 02/01/2018	2,600	2,605
6.875% due 02/01/2038	300	296

Loews Corp.
5.250% due 03/15/2016	2,800	2,806

Nortel Networks Ltd.
10.125% due 07/15/2013	100	92

Williams Cos., Inc.
6.375% due 10/01/2010	200	206

Xerox Corp.
9.750% due 01/15/2009	1,100	1,143

		28,724

UTILITIES 4.2%

AT&T, Inc.
4.125% due 09/15/2009	500	503
5.500% due 02/01/2018	1,100	1,080
6.300% due 01/15/2038	500	485

BellSouth Corp.
5.200% due 09/15/2014	1,200	1,200

Embarq Corp.
6.738% due 06/01/2013	2,000	1,937

Enel Finance International S.A.
6.250% due 09/15/2017	5,400	5,614

		10,819

Total Corporate Bonds & Notes (Cost $100,377)		98,572

MUNICIPAL BONDS & NOTES 1.3%

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	400	391

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	2,265	1,910

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	617

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	100	96

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	286

Total Municipal Bonds & Notes (Cost $3,791)		3,300

COMMODITY INDEX-LINKED NOTES 0.8%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	2,000	1,987

Total Commodity Index-Linked Notes (Cost $2,000)		1,987

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 174.1%

Fannie Mae
2.719% due 03/25/2034 (f)	$25	$24
2.729% due 03/25/2036 (f)	2,475	2,449
2.849% due 06/25/2044	67	66
2.949% due 09/25/2042	779	772
3.785% due 08/01/2010 (f)	366	368
4.125% due 04/25/2024 (f)	201	208
4.196% due 11/01/2034 (f)	1,006	1,016
4.375% due 11/25/2023 (f)	249	248
4.500% due 06/01/2010	300	306
4.500% due 09/25/2020 (f)	4,705	4,752
4.512% due 08/01/2035 (f)	742	745
4.633% due 10/01/2035 (f)	888	891
4.642% due 07/01/2035 (f)	1,637	1,658
4.700% due 10/01/2035 (f)	730	746
4.722% due 10/01/2035 (f)	729	732
4.850% due 02/01/2034 (f)	756	763
4.899% due 09/01/2035 (f)	1,334	1,359
5.000% due 12/01/2018 - 12/01/2036 (f)	56,706	56,833
5.000% due 05/01/2038	24,000	23,704
5.159% due 03/01/2036 (f)	2,516	2,525
5.251% due 02/01/2036 (f)	5,734	5,738
5.261% due 08/01/2036 (f)	1,360	1,368
5.392% due 07/01/2032 (f)	51	52
5.500% due 01/01/2021 - 09/01/2037 (f)	75,203	76,217
5.500% due 04/01/2038	4,000	4,038
5.722% due 09/01/2044 - 10/01/2044 (f)	4,507	4,494
6.000% due 05/01/2034 - 12/01/2037 (f)	23,539	24,141
6.000% due 04/01/2038	35,000	35,859
6.228% due 02/01/2035 (f)	522	526
6.500% due 04/01/2038	4,200	4,350
6.847% due 09/01/2031	2	2
7.500% due 12/01/2014 (f)	235	245

Freddie Mac
3.018% due 10/15/2020 (f)	777	763
3.168% due 06/15/2031 (f)	1,532	1,481
3.218% due 11/15/2016 - 03/15/2017 (f)	7,186	7,185
3.500% due 01/15/2022 - 01/15/2023 (f)	1,430	1,430
4.000% due 11/01/2013 - 05/15/2016 (f)	5,009	5,041
4.361% due 09/01/2035 (f)	1,865	1,876
4.500% due 02/15/2017 - 09/15/2020 (f)	12,378	12,571
5.000% due 12/15/2015 - 09/01/2035 (f)	47,146	48,250
5.312% due 09/01/2035 (f)	2,259	2,295
5.500% due 03/15/2017 - 08/01/2037 (f)	17,355	17,555
5.500% due 08/15/2030 - 04/01/2038	93,005	93,921
5.722% due 10/25/2044	194	192

Ginnie Mae
3.218% due 03/16/2032 (f)	40	39
5.125% due 11/20/2024 (f)	103	103

Total U.S. Government Agencies (Cost $441,900)		449,897

U.S. TREASURY OBLIGATIONS 80.0%

Treasury Inflation Protected Securities (b)
2.375% due 04/15/2011	4,253	4,570
2.375% due 01/15/2027	1,256	1,370

U.S. Treasury Bonds
5.000% due 05/15/2037	12,800	14,326

42	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. Treasury Notes
3.625% due 10/31/2009	$180,600	$186,441

Total U.S. Treasury Obligations (Cost $206,289)		206,707

MORTGAGE-BACKED SECURITIES 14.5%

Banc of America Funding Corp.
6.142% due 01/20/2047	174	151

Banc of America Mortgage Securities, Inc.
3.049% due 01/25/2034	207	198
5.000% due 05/25/2034	210	193

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	2,620	2,509
4.550% due 08/25/2035	617	588
4.625% due 10/25/2035	3,374	3,197
4.750% due 10/25/2035	376	363

Bear Stearns Alt-A Trust
5.371% due 05/25/2035	468	405
5.706% due 09/25/2035	554	456

Bear Stearns Structured Products, Inc.
5.681% due 01/26/2036	547	463

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	682	647
4.700% due 12/25/2035	1,484	1,443

Countrywide Alternative Loan Trust
2.746% due 11/20/2035	86	81
2.746% due 03/20/2046	1,592	1,210
4.500% due 06/25/2035	431	427
5.484% due 06/25/2037	2,893	2,536

Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	332	263
2.919% due 03/25/2035	266	206

CS First Boston Mortgage Securities Corp.
4.962% due 06/25/2033	365	365

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 02/25/2037	1,583	1,484

Downey Savings & Loan Association Mortgage Loan Trust
2.819% due 08/19/2045	1,423	1,103
6.713% due 07/19/2044	128	115

First Horizon Alternative Mortgage Securities
6.216% due 03/25/2035	281	197

First Horizon Asset Securities, Inc.
5.370% due 08/25/2035	125	118

First Republic Mortgage Loan Trust
3.168% due 11/15/2031	113	105

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	195	192

GSR Mortgage Loan Trust
4.539% due 09/25/2035	500	471
5.500% due 11/25/2035	404	406

GSRPM Mortgage Loan Trust
3.299% due 01/25/2032	19	18

Harborview Mortgage Loan Trust
2.799% due 03/19/2037	1,348	1,017

Indymac Index Mortgage Loan Trust
2.699% due 01/25/2037	1,112	1,065
5.051% due 12/25/2034	70	64

JPMorgan Mortgage Trust
5.023% due 02/25/2035	469	427

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman XS Trust
2.679% due 07/25/2046	$865	$840

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	266	214

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	70	64
3.599% due 10/25/2035	92	79

Morgan Stanley Capital I
2.878% due 10/15/2020	1,049	976

Residential Accredit Loans, Inc.
2.809% due 04/25/2046	2,102	1,599
2.999% due 03/25/2033	159	138

Residential Asset Securitization Trust
2.999% due 05/25/2033	274	237

Structured Adjustable Rate Mortgage Loan Trust
5.726% due 01/25/2035	319	302

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	376	311
2.879% due 02/25/2036	827	648

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	2,037	1,932

WaMu Mortgage Pass-Through Certificates
2.909% due 01/25/2045	240	192
2.919% due 01/25/2045	231	185

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	702	659
4.329% due 07/25/2035	2,700	2,566
4.399% due 05/25/2035	382	363
4.500% due 11/25/2018	1,330	1,301
5.241% due 04/25/2036	2,531	2,503

Total Mortgage-Backed Securities (Cost $41,209)		37,592

ASSET-BACKED SECURITIES 2.9%

Aurum CLO 2002-1 Ltd.
4.688% due 04/15/2014	1,703	1,663

Bear Stearns Asset-Backed Securities Trust
2.799% due 09/25/2034	25	25
5.571% due 10/25/2036	1,955	1,926

Carrington Mortgage Loan Trust
2.664% due 07/25/2036	180	179

Countrywide Asset-Backed Certificates
2.649% due 12/25/2046	630	613
2.669% due 06/25/2036	49	49
2.669% due 08/25/2036	19	19
3.265% due 07/25/2036	20	20

GE-WMC Mortgage Securities LLC
2.639% due 08/25/2036	365	353

GSAMP Trust
2.669% due 01/25/2036	127	121
2.689% due 11/25/2035	157	145
2.889% due 03/25/2034	90	88

Lehman XS Trust
2.679% due 04/25/2046	463	457
2.679% due 08/25/2046	949	927

Long Beach Mortgage Loan Trust
2.879% due 10/25/2034	186	168

New Century Home Equity Loan Trust
2.669% due 08/25/2036	133	131

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Securities Corp.
4.900% due 04/25/2035		$762	$704

Total Asset-Backed Securities (Cost $7,767)			7,588

FOREIGN CURRENCY-DENOMINATED ISSUES 3.7%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,400	747

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,800	3,430

Republic of Germany
4.750% due 07/04/2034	EUR	3,100	5,033
5.500% due 01/04/2031		200	357

Total Foreign Currency-Denominated Issues (Cost $9,580)			9,567

		SHARES
PREFERRED STOCKS 0.1%

Fannie Mae
8.250% due 12/31/2049		13,000	316

Total Preferred Stocks (Cost $325)			316

EXCHANGE-TRADED FUNDS 4.8%

iShares MSCI EAFE Index Fund		172,236	12,384

Total Exchange-Traded Funds (Cost $10,076)			12,384

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.3%

COMMERCIAL PAPER 7.3%
Federal Home Loan Bank
1.500% due 04/01/2008		$18,700	18,700

REPURCHASE AGREEMENTS 0.6%

State Street Bank and Trust Co.
1.900% due 04/01/2008		1,661	1,661

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $1,697. Repurchase proceeds are $1,661.)

U.S. TREASURY BILLS 7.4%
1.139% due 05/29/2008 - 06/12/2008 (a)(c)(d)(g)		19,190	19,093

Total Short-Term Instruments (Cost $39,510)			39,454

PURCHASED OPTIONS (i) 2.6%
(Cost $4,471)			6,650

Total Investments 341.2% (Cost $875,669)			$881,698

Written Options (j) (1.6%) (Premiums $3,238)			(4,175)

Other Assets and Liabilities (Net) (239.6%)			(619,116)

Net Assets (e) 100.0%			$258,407

See Accompanying Notes	Annual Report	March 31, 2008	43

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $9,706 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	Securities with an aggregate market value of $1,760 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $3,650 and derivative instruments with an aggregate depreciation of ($1,204) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $174,578 at a weighted average interest rate of 4.085%. On March 31, 2008, securities valued at $293,333 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $169 and cash of $10,105 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2009	39	$215
90-Day Eurodollar March Futures	Short	03/2009	88	(441)
90-Day Eurodollar September Futures	Short	09/2008	44	(35)
Euro-Bobl June Futures	Short	06/2008	144	275
Euro-Bobl June Futures Call Options Strike @ EUR 122.000	Long	06/2008	185	0
Euro-Bund 10-Year Bond June Futures	Long	06/2008	55	(69)
Euro-Schatz June Futures	Short	06/2008	467	514
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	467	0
Japan Government 10-Year Bond June Futures	Long	06/2008	1	21
U.S. Treasury 2-Year Note June Futures	Short	06/2008	907	(130)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	981	(1,206)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	232	695
U.S. Treasury 30-Year Bond June Futures	Long	06/2008	125	(59)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	256	398
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	671	368
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	211	821
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	103	230
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	153	85
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	139	356
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	41	(168)

				$1,870

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%	)	06/20/2017	RBS	$1,900	$70
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH	1,200	20
Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%	)	12/20/2012	BOA	2,700	56
Erac USA Finance Co, 6.375% due 10/15/2017	Buy	(0.800%	)	12/20/2017	GSC	7,500	1,263
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%		09/20/2012	CITI	700	(14)
Goodrich Corp. 6.290% due 07/01/2016	Buy	(0.510%	)	09/20/2016	DUB	2,200	5
Hungary Government International Bond 4.750% due 02/03/2015	Buy	(1.660%	)	03/20/2013	MSC	2,600	10
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	DUB	2,600	(12)
Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.680%	)	12/20/2017	RBS	10,000	825
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	BEAR	2,800	76
Limited Brands, Inc. 6.125% due 12/01/2012	Buy	(1.030%	)	06/20/2017	GSC	5,000	773
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.950%		09/20/2012	CITI	700	(49)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.190%		09/20/2008	BOA	2,400	(22)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	BCLY	500	(2)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	BCLY	2,800	0
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.280%		06/20/2017	DUB	1,000	(63)
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	MSC	100	0
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%	)	10/20/2010	LEH	100	(1)
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.630%	)	03/20/2013	MSC	2,600	41
Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	GSC	5,000	253
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.960%	)	06/20/2017	UBS	800	46

							$3,275

44	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$5,200	$280
Dow Jones CDX N.A. EM8 Index	Buy	(1.750%	)	12/20/2012	BCLY	3,900	(22)
Dow Jones CDX N.A. HV9 Index	Sell	1.400%		12/20/2012	CSFB	3,500	(227)
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	LEH	1,485	114
Dow Jones CDX N.A. HY8 Index	Sell	0.483%		06/20/2012	BCLY	3,800	(161)
Dow Jones CDX N.A. IG5 Index	Buy	(0.143%	)	12/20/2012	MSC	7,800	821
Dow Jones CDX N.A. IG5 Index	Sell	0.463%		12/20/2015	MSC	5,600	(837)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	3,000	(28)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	JPM	1,000	(33)
Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	BEAR	2,200	1,328
Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	DUB	750	(402)
Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	MLP	700	(373)
Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	UBS	750	(401)
Home Equity Index AAA Rating 2006-2	Sell	0.110%		05/25/2046	GSC	1,000	78

							$137

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	7,400	$(5)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	LEH		9,800	(5)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$126,600	2,179
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		20,500	505
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MLP		46,700	1,093
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		49,200	386
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		12,400	559
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		28,900	1,402
Receive	3-Month USD-LIBOR	5.000%	03/18/2014	CITI		8,200	(460)
Receive	3-Month USD-LIBOR	5.000%	03/18/2014	JPM		11,300	(622)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		39,800	(2,335)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		44,800	(2,293)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	BCLY		4,800	(196)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	MLP		1,600	(54)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		30,400	(1,250)
Receive	3-Month USD-LIBOR	5.000%	06/18/2028	CITI		4,100	(282)
Receive	3-Month USD-LIBOR	5.000%	06/18/2028	DUB		7,700	(251)
Receive	3-Month USD-LIBOR	5.000%	06/18/2028	MLP		1,200	(84)
Receive	3-Month USD-LIBOR	5.000%	06/18/2028	RBS		1,300	(93)
Pay	3-Month USD-LIBOR	5.000%	12/15/2035	DUB		9,600	(24)
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		5,200	439
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS	EUR	500	(11)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		200	(5)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		600	(14)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB	AUD	30,600	(244)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		15,800	(106)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM	EUR	9,210	82
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		42,300	251
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		5,890	52
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		12,600	(155)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	BCLY		1,900	0
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		1,000	2
Receive	6-Month EUR-LIBOR	5.000%	07/11/2037	CITI		2,000	(201)
Receive	6-Month EUR-LIBOR	4.750%	09/19/2038	GSC		3,100	66
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	DUB	GBP	12,800	166
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY		18,000	(371)
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		50,000	(1,034)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		4,600	178
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,500	60
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	LEH		2,800	119
Receive	6-Month GBP-LIBOR	5.000%	09/20/2017	DUB		1,100	(79)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		3,500	14
Receive	6-Month JPY-LIBOR	1.500%	06/20/2015	MSC	JPY	110,000	(22)
Pay	28-Day Mexico Interbank TIIE Banxico	8.860%	09/12/2016	CITI	MXN	6,700	42
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MLP		5,500	8
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$4,000	(143)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MLP	BRL	10,600	(28)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		13,300	(588)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		19,500	(444)

							$(3,796)

See Accompanying Notes	Annual Report	March 31, 2008	45

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.200%	04/14/2008	BCLY	883,868	$1,311
Pay	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.200%	04/14/2008	BCLY	629,264	(764)
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2008	GSC	2,428	3
Receive	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	04/14/2008	MLP	3,087,175	4,594

						$5,144

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$112.000	05/23/2008	807	$15	$13
Call - CBOT U.S. Treasury 2-Year Note June Futures	113.000	05/23/2008	100	2	2
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	1,182	22	9
Call - CBOT U.S. Treasury 5-Year Note June Futures	134.000	05/23/2008	46	0	0
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/23/2008	653	12	10
Call - CBOT U.S. Treasury 10-Year Note June Futures	145.000	05/23/2008	97	1	2
Call - CBOT U.S. Treasury 30-Year Bond June Futures	140.000	04/25/2008	438	8	7
Put - CBOT U.S. Treasury 10-Year Note June Futures	81.000	05/23/2008	26	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	90.000	05/23/2008	142	1	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	247	4	4
Put - CBOT U.S. Treasury 30-Year Bond June Futures	86.000	05/23/2008	417	4	6
Put - CBOT U.S. Treasury 30-Year Bond June Futures	90.000	05/23/2008	128	2	2

				$71	$57

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR 50,100	$260	$514
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$ 5,800	56	97
Call - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	12/19/2008	13,300	277	410
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	169,300	1,495	2,194
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	8,500	82	129
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	77,300	801	1,051

							$2,971	$4,395

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Euro versus U.S. dollar	$ 1.355	05/21/2008	EUR 3,100	$94	$2
Put - OTC Euro versus U.S. dollar	1.362	05/21/2008	2,000	61	1
Call - OTC Euro versus U.S. dollar	1.375	05/21/2010	2,800	136	502
Put - OTC Euro versus U.S. dollar	1.375	05/21/2010	2,800	136	94
Call - OTC Euro versus U.S. dollar	1.375	06/03/2010	1,400	67	251
Put - OTC Euro versus U.S. dollar	1.375	06/03/2010	1,400	67	47
Call - OTC Euro versus Japanese yen	JPY 148.400	06/03/2010	1,000	56	100
Put - OTC Euro versus Japanese yen	148.400	06/03/2010	1,000	56	115
Call - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010	$ 3,100	139	62
Put - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010	3,100	126	289
Call - OTC U.S. dollar versus Japanese yen	105.200	03/31/2010	1,200	51	20
Put - OTC U.S. dollar versus Japanese yen	105.200	03/31/2010	1,200	50	122
Call - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	4,000	168	63
Put - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	4,000	168	413

				$1,375	$2,081

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 2.000% due 02/15/2010	$103.250	06/20/2008	$21,000	$3	$0
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/15/2009	103.875	04/07/2008	100,000	16	2
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/15/2009	104.125	04/08/2008	41,000	6	0
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/15/2009	104.750	04/08/2008	51,000	4	0
Call - OTC Treasury Inflation Protected Securities 3.625% due 10/15/2009	104.750	06/20/2008	27,000	3	0
Put - OTC Fannie Mae 5.000% due 04/01/2038	80.000	04/07/2008	40,000	5	0
Put - OTC Fannie Mae 5.500% due 04/01/2023	87.500	04/10/2008	15,000	2	0
Put - OTC Fannie Mae 6.000% due 06/01/2038	92.188	06/05/2008	35,000	4	83
Put - OTC Fannie Mae 6.500% due 04/01/2038	95.000	04/07/2008	4,200	0	0
Put - OTC Freddie Mac 5.500% due 05/01/2038	86.000	05/06/2008	82,000	10	17
Put - OTC Freddie Mac 5.500% due 06/01/2038	90.000	06/05/2008	11,000	1	15

				$54	$117

46	PIMCO Funds	See Accompanying Notes

March 31, 2008

(j)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$114.000	05/23/2008	84	$69	$18

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR	16,200	$ 239	$ 408
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		$2,500	55	97
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		22,200	267	77
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.400%	03/16/2009		22,200	279	77
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008		56,400	1,415	2,211
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009		3,700	82	120
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		33,600	806	1,156

								$ 3,143	$ 4,146

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/20/2008	$700	$13	$11
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.830%	09/20/2008	700	13	0

							$26	$11

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	04/01/2038	$36,700	$36,262	$37,050
U.S. Treasury Notes	2.000%	02/28/2010	24,600	24,826	24,849
U.S. Treasury Notes	3.625%	10/31/2009	197,000	203,011	206,844
U.S. Treasury Notes	4.125%	08/31/2012	4,600	4,842	4,959
U.S. Treasury Notes	4.250%	11/15/2017	9,700	10,341	10,538
U.S. Treasury Notes	4.500%	05/15/2017	23,300	25,034	25,794
U.S. Treasury Notes	4.750%	05/15/2014	300	334	344
U.S. Treasury Notes	4.750%	08/15/2017	32,300	35,027	35,984

				$339,677	$346,362

(3)	Market value includes $4,424 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	17,927	04/2008	$0	$(101)	$(101)
Buy	BRL	1,638	07/2008	46	0	46
Sell		13,932	07/2008	135	(124)	11
Buy		42,843	12/2008	426	0	426
Sell		29,014	12/2008	246	(53)	192
Sell	CAD	83	04/2008	3	0	3
Buy	CHF	3,951	06/2008	66	(7)	60
Sell		22,090	06/2008	0	(996)	(996)
Buy	CLP	8,500	12/2008	2	0	2
Buy	CNY	39,344	07/2008	352	0	352
Sell		39,344	07/2008	0	(223)	(223)
Buy		35,304	10/2008	207	0	207
Sell		35,304	10/2008	0	(254)	(254)
Sell	DKK	12,414	06/2008	0	(96)	(96)
Buy	EUR	56	04/2008	0	0	0
Sell		64,372	04/2008	0	(1,212)	(1,212)
Buy	GBP	4,604	04/2008	9	(81)	(72)
Sell		37,922	04/2008	0	(198)	(198)
Buy	HKD	10,162	05/2008	0	0	0
Sell		54,054	05/2008	0	(1)	(1)

See Accompanying Notes	Annual Report	March 31, 2008	47

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JPY	406,000	05/2008	$1	$(24)	$(23)
Sell		5,951,908	05/2008	10	(1,240)	(1,230)
Buy	KRW	4,688,113	08/2008	0	(267)	(267)
Sell		2,980,640	08/2008	117	0	117
Buy	MXN	56,073	07/2008	178	0	178
Sell		36,129	07/2008	0	(48)	(48)
Buy	MYR	5,401	05/2008	52	0	52
Sell		405	05/2008	0	0	0
Buy		1,682	08/2008	29	0	29
Sell		3,876	08/2008	0	(9)	(9)
Buy	NOK	1,400	06/2008	0	0	0
Sell		15,623	06/2008	0	(58)	(58)
Buy	NZD	290	04/2008	0	0	0
Sell		1,055	04/2008	15	0	15
Buy	PLN	5,262	07/2008	428	0	428
Sell		2,741	07/2008	0	(120)	(120)
Buy	RUB	108,382	07/2008	275	0	275
Sell		90,195	07/2008	0	(182)	(182)
Buy		69,176	11/2008	92	0	92
Sell		20,104	11/2008	0	(37)	(37)
Buy	SEK	6,500	06/2008	9	0	9
Sell		44,815	06/2008	0	(260)	(260)
Buy	SGD	1,109	05/2008	8	0	8
Sell		5,224	05/2008	0	(107)	(107)

				$2,706	$(5,698)	$(2,992)

48	PIMCO Funds	See Accompanying Notes

Schedule of Investments Real Return Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

Daimler Finance North America LLC
6.800% due 08/03/2012	$60,198	$50,073

Ford Motor Co.
5.800% due 12/15/2013	4,938	4,059

Georgia-Pacific Corp.
4.446% due 12/20/2012	1,053	978
4.740% due 12/20/2012	11,333	10,529
4.835% due 12/20/2012	1,333	1,239

Shackleton Re Ltd.
10.750% due 08/01/2008	9,000	8,685
11.250% due 08/01/2008	3,000	2,895

Tribune Co.
7.396% due 05/30/2009	10,000	8,994

Total Bank Loan Obligations (Cost $98,018)		87,452

CORPORATE BONDS & NOTES 8.0%

BANKING & FINANCE 5.9%

Allstate Life Global Funding Trusts CPI Linked Bond
5.130% due 03/01/2010	9,708	9,628

American Express Bank FSB
6.000% due 09/13/2017	25,600	25,019

American Express Centurion Bank
6.000% due 09/13/2017	26,600	25,867

American Express Co.
7.000% due 03/19/2018	25,830	27,185
8.150% due 03/19/2038	7,270	8,081

American International Group, Inc.
5.850% due 01/16/2018	10,300	10,134

Bank of America Corp.
8.000% due 12/29/2049	15,500	15,550

Barclays Bank PLC
5.450% due 09/12/2012	70,800	72,616
6.050% due 12/04/2017	19,600	19,166
7.434% due 09/29/2049	8,700	7,881

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	38,270	38,339
7.250% due 02/01/2018	17,000	17,611

C10 Capital SPV Ltd.
6.722% due 12/31/2049	6,000	5,563

Calabash Re Ltd.
11.200% due 01/08/2010	4,900	4,972
13.700% due 01/08/2010	2,500	2,579

Capital One Financial Corp.
6.750% due 09/15/2017	28,000	26,623

CIT Group, Inc.
5.000% due 11/24/2008	25,000	22,983

Citigroup Capital XXI
8.300% due 12/21/2057	15,100	14,923

Citigroup Funding, Inc.
2.599% due 04/23/2009	6,300	6,224

Citigroup, Inc.
3.162% due 05/02/2008	14,100	14,095
3.291% due 01/30/2009	9,600	9,516

Danske Bank A/S
5.914% due 12/29/2049	7,000	6,473

Foundation Re Ltd.
7.170% due 11/24/2008	7,250	7,089

Foundation Re II Ltd.
9.820% due 11/26/2010	10,300	10,519

General Electric Capital Corp.
2.941% due 12/12/2008	12,700	12,727

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.344% due 07/28/2008	$3,500	$3,502
5.875% due 01/14/2038	20,000	19,343

GMAC LLC
3.749% due 09/23/2008	200	189

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	7,500	7,446
6.750% due 10/01/2037	65,400	61,029

HSBC Finance Corp. CPI Linked Bond
5.620% due 02/10/2009	2,000	2,009

JPMorgan Chase & Co.
2.679% due 06/25/2010	500	487

Kamp Re 2005 Ltd.
2.961% due 12/14/2010 (a)	4,217	2

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	10,000	9,738
6.200% due 09/26/2014	3,900	3,853
7.000% due 09/27/2027	4,500	4,170

Longpoint Re Ltd.
8.050% due 05/08/2010	11,200	11,354

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,453

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (n)	28,400	25,807

Merrill Lynch & Co., Inc.
3.138% due 12/04/2009	500	487
5.450% due 02/05/2013	8,000	7,882
6.400% due 08/28/2017	26,900	26,610

Metropolitan Life Global Funding I
3.110% due 05/17/2010	1,700	1,666

Morgan Stanley
3.212% due 05/07/2009	1,100	1,082

Mystic Re Ltd.
9.390% due 12/05/2008	6,900	6,842
12.090% due 12/05/2008	3,300	3,269

Nuveen Investments, Inc.
10.500% due 11/15/2015	22,300	19,234

Osiris Capital PLC
9.258% due 01/15/2010	1,700	1,718

Parametric Re Ltd.
9.661% due 05/19/2008	1,500	1,500

Pearson Dollar Finance PLC
5.700% due 06/01/2014	3,000	3,070

Phoenix Quake Ltd.
5.148% due 07/03/2008	50,550	50,550

Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	9,000	9,002

Phoenix Quake Wind II Ltd.
6.198% due 07/03/2008	10,750	10,601

Prudential Financial, Inc.
6.100% due 06/15/2017	2,000	2,051

Rabobank Nederland
4.278% due 01/15/2009	11,300	11,296

Residential Reinsurance 2007 Ltd.
10.326% due 06/07/2010	5,200	5,297
13.326% due 06/07/2010	20,000	20,464

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	6,200	6,259

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	9,900	8,940

UBS AG
5.875% due 12/20/2017	13,900	14,244

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	22,000	21,980

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ventas Realty LP
8.750% due 05/01/2009	$2,000	$2,040

Vita Capital Ltd.
5.602% due 01/01/2010	3,500	3,422
6.102% due 01/01/2010	5,000	4,921

Vita Capital III Ltd.
5.822% due 01/01/2012	7,900	7,625

VTB Capital S.A.
3.839% due 08/01/2008	20,100	19,899

Wachovia Bank N.A.
3.146% due 12/02/2010	30,500	29,131

Wachovia Corp.
7.980% due 02/28/2049	8,100	7,983

Wells Fargo & Co.
4.375% due 01/31/2013	17,100	17,038
5.625% due 12/11/2017	1,200	1,231

Wells Fargo Capital X
5.950% due 12/15/2036	15,000	13,562

		913,641

INDUSTRIALS 1.3%

Amgen, Inc.
3.170% due 11/28/2008	2,000	1,998

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,510

C8 Capital SPV Ltd.
6.640% due 12/29/2049	7,100	6,573

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,546

ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009	1,140	1,137

Con-way, Inc.
7.250% due 01/15/2018	10,000	10,501

CSC Holdings, Inc.
7.250% due 07/15/2008	3,510	3,519

CSX Corp.
6.250% due 03/15/2018	5,000	4,947

EchoStar DBS Corp.
5.750% due 10/01/2008	13,100	13,067
6.375% due 10/01/2011	2,000	1,925

Enterprise Products Operating LLC
6.500% due 01/31/2019 (b)	15,300	15,279

Erac USA Finance Co.
6.375% due 10/15/2017	5,000	4,478

General Electric Co.
3.030% due 12/09/2008	6,000	6,003

General Mills, Inc.
4.024% due 01/22/2010	600	588

HJ Heinz Co.
6.428% due 12/01/2020	20,000	20,342

Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,355

Hospira, Inc.
5.900% due 06/15/2014	2,500	2,542

Kraft Foods, Inc.
6.000% due 02/11/2013	13,200	13,667
6.125% due 02/01/2018	19,200	19,237

Kroger Co.
6.400% due 08/15/2017	5,000	5,290

Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,786

See Accompanying Notes	Annual Report	March 31, 2008	49

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Macys Retail Holdings, Inc.
7.450% due 07/15/2017	$3,000	$2,932

Mandalay Resort Group
9.500% due 08/01/2008	3,700	3,718

Motorola, Inc.
6.000% due 11/15/2017	4,000	3,434

New Albertson’s, Inc.
6.950% due 08/01/2009	1,000	1,015

Nucor Corp.
5.750% due 12/01/2017	4,000	4,151

Target Corp.
6.000% due 01/15/2018	6,000	6,158

Time Warner, Inc.
3.300% due 11/13/2009	1,600	1,533

Transocean, Inc.
3.214% due 09/05/2008	500	498

UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,275
6.875% due 02/15/2038	3,750	3,594

Viacom, Inc.
6.125% due 10/05/2017	4,000	3,909
6.250% due 04/30/2016	2,500	2,438

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	16,100	16,918

Whirlpool Corp.
6.500% due 06/15/2016	6,000	6,233

		199,096

UTILITIES 0.8%

AT&T, Inc.
6.300% due 01/15/2038	1,100	1,067

BellSouth Corp.
4.240% due 04/26/2021	8,700	8,705

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,101

CMS Energy Corp.
7.750% due 08/01/2010	7,845	8,247

Embarq Corp.
7.082% due 06/01/2016	4,600	4,363

Enel Finance International S.A.
5.700% due 01/15/2013	60,100	62,297

Midwest Generation LLC
8.300% due 07/02/2009	8,004	8,165

Ohio Edison Co.
4.000% due 05/01/2008	10,000	10,000

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	10,000	10,000

Qwest Corp.
5.625% due 11/15/2008	200	200

Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,937

		125,082

Total Corporate Bonds & Notes (Cost $1,254,070)		1,237,819

MUNICIPAL BONDS & NOTES 0.8%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,000	1,005

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	2,500	2,298

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	$2,500	$2,436

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,380	3,378

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.248% due 01/01/2014	1,570	1,247
9.249% due 01/01/2014	930	684

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024	8,125	8,168

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	6,700	6,161

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	3,410
5.125% due 06/01/2047	700	556
5.750% due 06/01/2047	6,400	5,660

Harris County, Texas Flood Control District General Obligation Bonds, Series 2006
4.750% due 10/01/2029	4,200	4,057

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	1,100	1,101

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	201

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	1,200	1,212
4.500% due 07/01/2024	2,000	1,991

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	1,400	1,364
4.500% due 01/01/2028	1,700	1,613

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	400	379

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	1,200	1,193
5.000% due 06/15/2038	8,100	8,049

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	1,570	1,324

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	10,100	8,899
6.000% due 06/01/2042	8,900	8,178

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	46,600	2,867

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	1,750	1,716
6.125% due 06/01/2032	740	706

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	1,000	997

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	6,900	6,557

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	$4,500	$2,210

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	400	412

West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	17,600	16,531

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	13,500	12,887

Will County, Illinois Community Unit School District No. 201 General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	4,485

Total Municipal Bonds & Notes (Cost $126,388)		123,932

COMMODITY INDEX-LINKED NOTES 0.4%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	61,000	60,601

Total Commodity Index-Linked Notes (Cost $61,000)		60,601

U.S. GOVERNMENT AGENCIES 38.8%

Fannie Mae
2.729% due 03/25/2036	3,276	3,241
2.799% due 10/27/2037	6,300	5,968
2.949% due 05/25/2042	22	21
4.275% due 08/01/2035	399	408
4.500% due 07/15/2020	2,000	1,969
4.540% due 07/01/2035	510	518
4.665% due 05/01/2035	1,348	1,365
4.668% due 05/25/2035	200	201
4.669% due 01/01/2035	50	51
4.723% due 04/01/2035	1,069	1,077
4.858% due 06/01/2033	310	316
5.000% due 06/25/2027 - 04/01/2038	361,529	358,171
5.244% due 04/01/2033	1,278	1,301
5.500% due 11/01/2021 - 04/01/2038	2,391,098	2,416,591
5.722% due 06/01/2043 - 10/01/2044	5,682	5,665
5.723% due 03/01/2044	256	254
5.798% due 04/01/2032	165	168
5.950% due 02/25/2044	54	56
6.000% due 07/01/2031 - 04/01/2038	1,981,314	2,031,132
6.500% due 06/25/2028 - 04/01/2038	294,849	305,420
6.704% due 04/01/2027	136	137
6.927% due 10/01/2031	427	437

Federal Housing Administration
7.430% due 12/01/2020	68	69

Freddie Mac
2.879% due 09/25/2031	1,603	1,602
2.968% due 07/15/2019 - 10/15/2020	865	837
3.088% due 01/15/2037	448	433
3.168% due 12/15/2030	6,057	5,924
5.000% due 01/15/2024 - 06/01/2037	3,127	3,148
5.250% due 08/15/2011	3,118	3,170
5.300% due 01/09/2012	30,000	30,659
5.464% due 03/01/2034	2,846	2,858
5.500% due 05/15/2016 - 04/01/2038	196,080	198,318

50	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.722% due 10/25/2044	$8,403	$8,323
5.922% due 07/25/2044	672	657
6.000% due 01/01/2034 - 11/01/2037	575,110	590,482
6.500% due 01/25/2028	65	69
6.625% due 01/01/2034	1,284	1,297
7.000% due 10/15/2030	273	280
7.100% due 06/01/2033	1,035	1,045
7.254% due 01/01/2034	1,543	1,576

Ginnie Mae
3.218% due 06/16/2031 - 03/16/2032	160	158
4.750% due 12/20/2035	2,409	2,407
5.500% due 12/15/2036 - 09/15/2037	5,087	5,195
5.625% due 07/20/2035	139	139
6.000% due 06/20/2034	181	184
6.500% due 05/15/2028 - 04/15/2031	1,056	1,105

Small Business Administration
5.490% due 03/01/2028	4,100	4,198
5.902% due 02/10/2018	6,100	6,261

Total U.S. Government Agencies (Cost $5,880,106)		6,004,861

U.S. TREASURY OBLIGATIONS 95.9%

Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010 (d)	1,070,478	1,095,818
1.625% due 01/15/2015 (d)	353,169	374,249
1.625% due 01/15/2018 (d)	493,618	517,721
1.750% due 01/15/2028 (d)	538,326	533,322
1.875% due 07/15/2013 (d)	1,277,176	1,377,355
1.875% due 07/15/2015 (d)	609,051	656,776
2.000% due 04/15/2012 (d)	84,414	90,870
2.000% due 01/15/2014 (d)	864,843	936,057
2.000% due 07/15/2014 (d)	500,752	543,473
2.000% due 01/15/2016 (d)	152,942	165,644
2.000% due 01/15/2026 (d)	624,737	643,430
2.375% due 04/15/2011 (d)	78,048	83,859
2.375% due 01/15/2017 (d)	1,265	1,410
2.375% due 01/15/2025 (d)	1,261,038	1,371,182
2.375% due 01/15/2027 (d)	255,123	278,263
2.500% due 07/15/2016 (d)	141,684	159,406
2.625% due 07/15/2017 (d)	619,990	705,820
3.000% due 07/15/2012 (d)	1,062,174	1,190,300
3.375% due 01/15/2012 (d)	112,095	126,160
3.375% due 04/15/2032 (d)	37,200	48,849
3.500% due 01/15/2011 (d)	674,492	746,157
3.625% due 04/15/2028 (d)	994,764	1,288,841
3.875% due 04/15/2029 (d)	827,690	1,118,286
4.250% due 01/15/2010 (d)	650,413	705,597

U.S. Treasury Bonds
4.375% due 02/15/2038	86,400	87,521

Total U.S. Treasury Obligations (Cost $14,829,399)		14,846,366

MORTGAGE-BACKED SECURITIES 1.7%

Banc of America Funding Corp.
4.622% due 02/20/2036	42,420	40,640
6.142% due 01/20/2047	521	452

BCAP LLC Trust
2.769% due 01/25/2037	15,316	10,806

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	42,121	40,291
4.488% due 02/25/2034	533	498
4.550% due 08/25/2035	21,868	21,028
4.617% due 01/25/2034	3,616	3,378
4.760% due 01/25/2034	2,084	2,002
4.862% due 01/25/2035	8,152	7,902
6.099% due 11/25/2030	339	328

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Alt-A Trust
5.371% due 05/25/2035	$234	$203
5.706% due 09/25/2035	333	274

Chase Mortgage Finance Corp.
4.353% due 02/25/2037	885	875

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,321	2,316
4.248% due 08/25/2035	9,694	9,210
4.748% due 08/25/2035	10,267	10,204
4.900% due 12/25/2035	2,274	2,167

Countrywide Alternative Loan Trust
2.716% due 02/20/2047	79	60
6.000% due 01/25/2037	8,760	7,076

Countrywide Home Loan Mortgage Pass-Through Trust
2.939% due 06/25/2035	11,604	10,228

First Republic Mortgage Loan Trust
3.118% due 08/15/2032	142	137

Greenpoint Mortgage Funding Trust
2.869% due 11/25/2045	28	23

GSR Mortgage Loan Trust
4.539% due 09/25/2035	32,698	30,826

Harborview Mortgage Loan Trust
2.799% due 03/19/2037	1,991	1,501
2.876% due 06/20/2035	1,024	798

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	54	51

JPMorgan Mortgage Trust
5.023% due 02/25/2035	670	609

Lehman XS Trust
2.679% due 07/25/2046	4,394	4,264

MASTR Adjustable Rate Mortgages Trust
4.666% due 12/25/2033	525	497
5.037% due 12/25/2033	477	459

Mellon Residential Funding Corp.
3.168% due 11/15/2031	47	43
3.561% due 12/15/2030	626	603
3.991% due 10/20/2029	327	316

Merrill Lynch Floating Trust
2.888% due 06/15/2022	3,030	2,837

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	764	614

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	107	94
3.198% due 03/15/2025	148	119
3.599% due 10/25/2035	61	53

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	21,612	17,654

Sequoia Mortgage Trust
2.909% due 10/19/2026	40	38

Structured Adjustable Rate Mortgage Loan Trust
5.540% due 08/25/2035	174	146
5.726% due 01/25/2035	18	17

Structured Asset Mortgage Investments, Inc.
2.669% due 08/25/2036	38	37
2.719% due 08/25/2036	14,766	11,048
2.809% due 07/19/2035	593	483
2.809% due 05/25/2046	10,049	7,617
2.889% due 10/19/2034	16	14

Thornburg Mortgage Securities Trust
2.699% due 03/25/2037	899	834
2.719% due 09/25/2046	76	71

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	137	129

WaMu Mortgage Pass-Through Certificates
2.859% due 11/25/2045	7,087	5,721

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.889% due 10/25/2045	$184	$147
3.027% due 08/25/2033	6,000	6,000
3.139% due 12/25/2027	791	718
4.229% due 03/25/2034	750	748
5.220% due 02/27/2034	3,216	3,058
5.526% due 11/25/2042	6	5
5.572% due 07/25/2046	65	44

Total Mortgage-Backed Securities (Cost $276,603)		268,311

ASSET-BACKED SECURITIES 0.4%

ACE Securities Corp.
2.679% due 10/25/2036	413	401

BA Credit Card Trust
3.890% due 04/15/2013	33,300	32,975

Bear Stearns Asset-Backed Securities Trust
2.929% due 01/25/2036	1,108	1,078
3.049% due 03/25/2043	149	145

Bravo Mortgage Asset Trust
2.729% due 07/25/2036	951	935

Equity One Asset-Backed Securities, Inc.
2.899% due 04/25/2034	162	140

First USA Credit Card Master Trust
2.935% due 04/18/2011	2,000	1,998

Ford Credit Auto Owner Trust
5.292% due 10/15/2008	380	381

GSAMP Trust
2.719% due 12/25/2035	900	894

GSR Mortgage Loan Trust
2.699% due 11/25/2030	328	325

IXIS Real Estate Capital Trust
2.659% due 08/25/2036	886	881

Lehman XS Trust
2.679% due 04/25/2046	16	16
2.679% due 11/25/2046	52	50
2.689% due 05/25/2046	1,277	1,241

Long Beach Mortgage Loan Trust
2.689% due 01/25/2046	198	197

Merrill Lynch Mortgage Investors, Inc.
2.629% due 05/25/2037	5,551	5,445
2.649% due 05/25/2037	316	312
2.659% due 04/25/2037	507	501

Morgan Stanley ABS Capital I
2.639% due 07/25/2036	424	415
2.669% due 03/25/2036	473	471

Nelnet Student Loan Trust
2.616% due 12/22/2014	272	272

New Century Home Equity Loan Trust
2.669% due 08/25/2036	4,464	4,401

Nomura Asset Acceptance Corp.
2.739% due 01/25/2036	12	11

Popular ABS Mortgage Pass-Through Trust
2.689% due 06/25/2047	80	74

Residential Asset Securities Corp.
2.639% due 06/25/2036	44	43
2.669% due 07/25/2036	3,606	3,571

SACO I, Inc.
2.659% due 05/25/2036	2,375	1,801

SLM Student Loan Trust
3.331% due 01/25/2018	755	754

Soundview Home Equity Loan Trust
2.659% due 12/25/2036	584	562

Specialty Underwriting & Residential Finance
2.679% due 12/25/2036	968	962

See Accompanying Notes	Annual Report	March 31, 2008	51

Schedule of Investments  Real Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

USAA Auto Owner Trust
4.160% due 04/16/2012		$1,700	$1,714

Total Asset-Backed Securities (Cost $64,232)			62,966

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
4.901% due 10/04/2011		17,150	17,179

Total Sovereign Issues (Cost $17,133)			17,179

FOREIGN CURRENCY-DENOMINATED ISSUES 4.5%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	50,049	25,849

Brazilian Government International Bond
10.250% due 01/10/2028		10,000	5,334

Brazilian Government International CPI Linked Bond
6.000% due 08/15/2010		5,400	5,042

Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	20,952	26,952

Canadian Government CPI Linked Bond
4.250% due 12/01/2021		2,692	3,472

France Government Bond
1.600% due 07/25/2011 (d)	EUR	6,508	10,312
1.600% due 07/25/2015 (d)		3,233	5,121
3.150% due 07/25/2032 (d)		6,909	12,889

General Electric Capital Corp.
4.625% due 09/15/2066		4,450	6,104
5.500% due 09/15/2066	GBP	12,450	22,617
5.500% due 09/15/2067	EUR	500	748
6.500% due 09/15/2067	GBP	30,600	58,310

Green Valley Ltd.
8.376% due 01/10/2011	EUR	5,100	8,115

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)		2,215	3,580
4.250% due 08/01/2014		1,700	2,724

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	3,010,930	29,673
1.100% due 12/10/2016		10,681,320	107,040
1.200% due 06/10/2017		14,335,868	144,121
1.200% due 12/10/2017		1,748,700	17,526

Network Rail Infrastructure Finance PLC UKRPI Linked Bond
1.375% due 11/22/2037	GBP	100	218

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	10,000	10,495

Pylon Ltd.
6.117% due 12/29/2008	EUR	21,850	34,368
8.517% due 12/29/2008		40,700	64,576

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,000	7,061

Sweden Government CPI Linked Bond
3.500% due 12/01/2028	SEK	9,600	2,442
4.000% due 12/01/2008		37,000	7,618

United Kingdom Gilt Inflation Linked Bond
2.000% due 01/26/2035	GBP	100	310
2.500% due 05/20/2009		12,200	65,345
2.500% due 08/16/2013		2,500	12,527

Total Foreign Currency-Denominated Issues (Cost $620,493)			700,489

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.1%

Bank of America Corp.
7.250% due 12/31/2049	16,000	$16,528

Total Convertible Preferred Stocks (Cost $16,000)		16,528

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 34.5%

CERTIFICATES OF DEPOSIT 1.3%

Abbey National Treasury Services PLC
3.069% due 07/02/2008	$96,900	96,623

Citibank New York N.A.
3.100% due 05/07/2008	100,000	100,000

Nordea Bank Finland PLC
3.081% due 12/01/2008	5,500	5,497

Societe Generale NY
2.626% due 06/30/2008	1,500	1,497

		203,617

COMMERCIAL PAPER 25.2%

ANZ National International Ltd.
2.770% due 06/05/2008	28,800	28,656
3.070% due 05/21/2008	32,800	32,660

Banco Santander Central Hispano S.A.
2.770% due 06/09/2008	11,300	11,240

Bank of America Corp.
2.770% due 05/01/2008	32,100	32,026
2.950% due 04/07/2008	400,800	400,603
2.950% due 04/23/2008	14,850	14,823

Barclays U.S. Funding Corp.
2.790% due 06/11/2008	98,200	97,663

BNP Paribas Finance, Inc.
2.694% due 04/14/2008	54,800	54,747

Calyon Financial, Inc.
3.000% due 04/04/2008	186,500	186,453

CBA (de) Finance
2.760% due 06/13/2008	2,500	2,486
2.920% due 06/06/2008	2,100	2,089
3.080% due 05/01/2008	30,600	30,522

Danske Corp.
2.790% due 04/14/2008	118,100	117,981
2.790% due 04/15/2008	233,400	233,147
2.800% due 04/14/2008	5,800	5,794

DnB NOR Bank ASA
4.560% due 04/04/2008	36,800	36,786

Fortis Funding LLC
3.040% due 04/03/2008	20,000	19,997

HSBC Bank USA N.A.
2.760% due 07/07/2008	5,300	5,261
2.880% due 06/06/2008	17,600	17,510

ING Funding LLC
2.980% due 04/04/2008	15,400	15,396

Intesa Funding LLC
2.760% due 06/16/2008	162,100	161,152

Lloyds TSB Bank PLC
2.950% due 04/08/2008	378,200	377,983

Nordea N.A., Inc.
2.950% due 04/09/2008	33,200	33,178
2.980% due 04/04/2008	52,500	52,487
2.980% due 04/08/2008	347,500	347,299

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rabobank USA Financial Corp.
3.000% due 04/08/2008	$350,800	$350,595

Royal Bank of Scotland Group PLC
2.750% due 05/21/2008	10,400	10,360
3.020% due 05/14/2008	24,500	24,412
3.070% due 04/24/2008	182,400	182,042
3.800% due 04/14/2008	95,200	95,069

San Paolo U.S. Financial Co.
2.730% due 04/11/2008	46,100	46,065
2.770% due 06/13/2008	111,100	110,476
2.850% due 04/30/2008	1,200	1,197

Skandinaviska Enskilda Banken AB
3.810% due 04/17/2008	44,400	44,325

Societe General N.A.
2.770% due 06/16/2008	414,900	412,473

Svenska Handelsbanken AB
2.990% due 05/19/2008	7,200	7,171

UBS Finance Delaware LLC
2.940% due 06/06/2008	92,200	91,731
3.020% due 04/04/2008	128,200	128,168

Unicredito Italiano SpA
2.830% due 06/16/2008	26,000	25,848
3.000% due 04/08/2008	1,300	1,299
3.100% due 05/05/2008	14,200	14,158
3.850% due 05/02/2008	40,900	40,764

		3,904,092

REPURCHASE AGREEMENTS 0.3%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	42,000	42,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 3.625% due 10/31/2009 valued at $43,042. Repurchase proceeds are $42,001.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	8,005	8,005
(Dated 03/31/2008. Collateralized by Fannie Mae 0.000% due 06/13/2008 valued at $2,117 and Freddie Mac 0.000% due 06/09/2008 valued at $6,052. Repurchase proceeds are $8,005.)

		50,005

U.S. TREASURY BILLS 7.7%
1.131% due 04/15/2008 - 09/11/2008 (c)(e)(f)(g)	1,197,186	1,187,786

Total Short-Term Instruments (Cost $5,351,156)		5,345,500

PURCHASED OPTIONS (l) 0.4%
(Cost $19,633)		56,059

Total Investments 186.1% (Cost $28,614,231)		$28,828,063

Written Options (m) (0.7%) (Premiums $68,414)		(115,533)

Other Assets and Liabilities (Net) (85.4%)		(13,227,487)

Net Assets (h) 100.0%		$15,485,043

52	PIMCO Funds	See Accompanying Notes

March 31, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $118,107 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	Securities with an aggregate market value of $212,065 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(g)	Securities with an aggregate market value of $597 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(h)	As of March 31, 2008, portfolio securities with an aggregate value of $72,900 and derivative instruments with an aggregate depreciation of ($15,035) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $59,864 at a weighted average interest rate of 5.354%. On March 31, 2008, there were no open reverse repurchase agreements.
(j)	Cash of $83,880 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	738	$1,218
90-Day Euribor December Futures	Long	12/2009	852	1,342
90-Day Euribor June Futures	Short	06/2008	400	28
90-Day Euribor June Futures	Long	06/2009	1,187	1,800
90-Day Euribor March Futures	Long	03/2009	674	758
90-Day Euribor September Futures	Long	09/2008	373	(244)
90-Day Euribor September Futures	Long	09/2009	1,192	1,576
90-Day Eurodollar December Futures	Short	12/2008	258	(92)
90-Day Eurodollar December Futures	Long	12/2009	164	49
90-Day Eurodollar June Futures	Long	06/2009	1,383	7,709
90-Day Eurodollar September Futures	Short	09/2008	5	(1)
90-Day Eurodollar September Futures	Long	09/2009	1,596	7,703
Canada Government 10-Year Bond June Futures	Long	06/2008	22	91
Euro-Bund 10-Year Bond June Futures	Short	06/2008	2,270	2,249
Euro-Schatz June Futures	Long	06/2008	227	(230)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	368	32
U.S. Treasury 5-Year Note June Futures	Short	06/2008	2,120	(2,396)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	17,625	54,921
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	16,252	(21,953)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2,206	1,634
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	120	21
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	4,757	1,914
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1,095	1,696
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,039	1,347
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3,153	3,292
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	120	39
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	95	(265)

				$64,238

(k)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.992%		03/20/2013	DUB	$17,100	$110
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%	)	12/20/2012	GSC	4,100	101
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	CITI	5,800	(284)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	JPM	8,600	(421)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%	)	12/20/2012	GSC	8,500	34
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP	17,000	(850)
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.680%	)	12/20/2012	BOA	800	31
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	Buy	(0.720%	)	06/20/2017	BCLY	2,500	(9)
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.210%	)	09/20/2012	BEAR	7,200	602
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%	)	09/20/2012	RBS	10,000	840
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%	)	09/20/2012	UBS	10,000	840
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%	)	09/20/2012	JPM	800	69
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	CSFB	3,200	(161)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	CSFB	3,100	(151)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.020%		06/20/2012	CSFB	9,000	(436)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	CSFB	3,700	(176)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	CITI	5,000	(201)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	MSC	1,800	(73)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	GSC	2,000	(80)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.150%		12/20/2012	DUB	1,100	(60)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.100%		03/20/2013	CITI	1,300	(24)

See Accompanying Notes	Annual Report	March 31, 2008	53

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Clorox Co. 6.125% due 02/01/2011	Buy	(0.470%	)	12/20/2012	CITI	$2,300	$33
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.360%	)	03/20/2018	LEH	2,500	(34)
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%	)	12/20/2012	GSC	4,600	81
Con-way, Inc. 7.250% due 01/15/2018	Buy	(1.834%	)	03/20/2018	BOA	10,000	(6)
CSX Corp. 6.250% due 03/15/2018	Buy	(1.050%	)	03/20/2018	CSFB	5,000	75
Erac USA Finance Co, 6.375% due 10/15/2017	Buy	(2.700%	)	12/20/2017	GSC	5,000	224
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%		03/20/2013	BNP	20,000	91
Fannie Mae 5.250% due 08/01/2012	Sell	1.580%		03/20/2013	BNP	2,500	32
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	2.560%		06/20/2012	UBS	1,500	(286)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	BCLY	2,500	(416)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	MSC	8,600	(1,431)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	JPM	3,600	(595)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.010%		03/20/2013	BCLY	4,700	(58)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.200%	)	09/20/2008	GSC	6,200	224
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	DUB	2,900	118
GMAC LLC 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	GSC	1,100	(244)
GMAC LLC 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	UBS	5,000	(1,040)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	MSC	5,700	(874)
GMAC LLC 6.875% due 08/28/2012	Buy	(4.800%	)	09/20/2012	RBS	10,000	2,050
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	BCLY	3,200	(793)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	GSC	11,300	(2,802)
GMAC LLC 6.875% due 08/28/2012	Sell	5.100%		09/20/2012	BOA	15,000	(2,965)
GMAC LLC 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	JPM	3,100	(590)
GMAC LLC 6.875% due 08/28/2012	Sell	5.450%		09/20/2012	JPM	3,100	(586)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	BOA	1,200	(202)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	MLP	18,600	(3,129)
GMAC LLC 6.875% due 08/28/2012	Sell	6.310%		09/20/2012	GSC	9,300	(1,562)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	BOA	7,000	(1,057)
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%	)	03/20/2018	BNP	7,500	327
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.110%		06/20/2008	CITI	26,100	(70)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%		09/20/2012	LEH	8,000	(230)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	CSFB	9,600	(268)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	MLP	5,000	(138)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	MSC	2,100	(58)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%		09/20/2012	BCLY	7,000	(187)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%		09/20/2012	RBS	2,000	(53)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	BEAR	600	(15)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%	)	12/20/2012	CITI	4,400	194
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	BNP	5,700	254
Home Depot, Inc. 5.400% due 03/01/2016	Buy	(1.750%	)	03/20/2016	LEH	2,500	10
Hospira, Inc. 5.900% due 06/15/2014	Buy	(1.030%	)	06/20/2014	MSC	2,500	(27)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	LEH	4,000	(19)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	DUB	36,500	(140)
Kimberly-Clark Corp. 6.875% due 02/15/2014	Buy	(0.320%	)	12/20/2012	BEAR	1,000	7
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(1.130%	)	03/20/2018	RBS	2,000	27
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(0.860%	)	03/20/2018	GSC	4,000	139
Kroger Co. 6.400% due 08/15/2017	Buy	(0.900%	)	09/20/2017	BOA	5,000	(25)
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	JPM	9,000	564
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	RBS	1,000	63
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	RBS	7,000	(633)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	JPM	8,700	(773)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	BNP	3,200	(233)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	BNP	3,200	(223)
Limited Brands, Inc. 6.900% due 07/15/2017	Buy	(3.113%	)	09/20/2017	MSC	2,000	43
Macys Retail Holdings, Inc. 7.450% due 07/15/2017	Buy	(2.110%	)	09/20/2017	DUB	2,000	69
Macys Retail Holdings, Inc. 7.450% due 07/15/2017	Buy	(2.100%	)	09/20/2017	DUB	1,000	35
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%	)	12/20/2012	GSC	2,100	139
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	Buy	(1.180%	)	09/20/2015	BOA	2,500	(23)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.950%	)	12/20/2012	BOA	1,600	115
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	BCLY	9,800	715
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	JPM	5,400	394
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%	)	12/20/2012	UBS	1,100	81
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.900%	)	12/20/2012	LEH	5,000	371
Merrill Lynch & Co., Inc. 5.450% due 02/05/2013	Buy	(1.380%	)	03/20/2013	BNP	8,000	448
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.670%		01/20/2017	LEH	5,700	(335)
Motorola, Inc. 6.000% due 11/15/2017	Buy	(1.020%	)	12/20/2017	LEH	4,000	581
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	11,700	(14)
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%	)	12/20/2012	GSC	4,200	92
Nucor Corp. 5.750% due 12/01/2017	Buy	(0.486%	)	12/20/2017	CSFB	4,000	103
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	DUB	4,000	(14)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	BCLY	26,300	(77)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	MSC	8,900	(26)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	BCLY	7,000	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	LEH	4,000	(1)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	BCLY	17,900	1

54	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	LEH	$17,300	$5
Prudential Financial, Inc. 6.100% due 06/15/2017	Buy	(0.870%	)	06/20/2017	BCLY	2,000	104
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	CITI	100	(39)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	DUB	19,000	(29)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	BCLY	17,900	(26)
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%		03/20/2009	GSC	8,000	(435)
SLM Corp. 5.125% due 08/27/2012	Sell	4.000%		03/20/2009	BCLY	5,000	(263)
SLM Corp. 5.125% due 08/27/2012	Sell	4.750%		03/20/2009	UBS	25,000	(970)
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%	)	12/20/2012	MSC	400	14
Target Corp. 6.000% due 01/15/2018	Buy	(1.200%	)	03/20/2018	MSC	7,000	23
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	BCLY	17,900	(56)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	DUB	19,000	(58)
Verizon Communications, Inc. 5.500% due 04/01/2017	Buy	(0.550%	)	06/20/2017	LEH	5,000	254
VF Corp. 8.500% due 10/01/2010	Buy	(0.449%	)	12/20/2012	LEH	3,100	44
Viacom, Inc. 6.125% due 10/05/2017	Buy	(1.110%	)	12/20/2017	BOA	4,000	220
Viacom, Inc. 6.250% due 04/30/2016	Buy	(1.250%	)	06/20/2016	LEH	2,500	94
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	BCLY	11,000	(80)
Whirlpool Corp. 6.500% due 06/15/2016	Buy	(1.060%	)	06/20/2016	GSC	6,000	(15)

							$(16,064)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$84,990	$5,104
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BCLY	11,484	652
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BEAR	48,520	3,375
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BOA	137,264	9,595
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	DUB	2,178	125
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	LEH	24,552	1,254
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	MLP	89,397	5,447
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	UBS	31,779	1,881
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	43,400	(4,560)
Dow Jones CDX N.A. HY9 Index	Sell	6.385%		12/20/2012	GSC	10,800	107
Dow Jones CDX N.A. HY9 Index	Sell	6.450%		12/20/2012	JPM	15,000	386
Dow Jones CDX N.A. HY9 Index	Sell	6.510%		12/20/2012	MLP	10,600	184
Dow Jones CDX N.A. HY9 Index	Sell	6.570%		12/20/2012	MSC	2,800	57
Dow Jones CDX N.A. HY9 Index	Sell	6.690%		12/20/2012	MLP	8,200	203
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	BCLY	26,400	923
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	BOA	13,000	468
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	LEH	71,300	1,862
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MLP	143,200	6,045
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MSC	61,300	2,588
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	DUB	15,000	60
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	153,200	1,026
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	JPM	37,300	(1,228)
Dow Jones CDX N.A. IG9 Index	Sell	0.990%		12/20/2012	DUB	6,500	18
Dow Jones CDX N.A. IG9 Index	Sell	1.130%		12/20/2012	MSC	4,800	47
Dow Jones CDX N.A. IG9 Index	Buy	(6.550%	)	12/20/2017	GSC	22,700	1,145
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	224,400	7,896
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BOA	38,200	1,482
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	GSC	62,700	2,431
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	JPM	17,600	679
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	LEH	34,200	1,308
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	MSC	151,800	4,609
Dow Jones CDX N.A. XO8 Index	Buy	(1.400%	)	06/20/2012	BOA	6,400	383
Home Equity Index A Rating 2007-1	Sell	0.640%		08/25/2037	LEH	4,100	(916)

							$54,636

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	06/15/2009	CITI	AUD	145,000	$(765)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI		15,900	(6)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		468,200	1,636
Pay	3-Month Canadian Bank Bill	5.000%	06/20/2012	BOA	CAD	13,100	402
Receive	3-Month Canadian Bank Bill	5.500%	06/20/2017	BOA		2,800	(49)
Receive	3-Month Canadian Bank Bill	5.500%	06/20/2017	RBC		5,200	(140)

See Accompanying Notes	Annual Report	March 31, 2008	55

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	HSBC	CAD	7,000	$16
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	JPM		3,300	64
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	MLP		9,000	123
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	UBS		4,700	89
Pay	3-Month SEK-LIBOR	4.500%	06/17/2008	BCLY	SEK	168,000	(164)
Pay	3-Month SEK-LIBOR	4.500%	06/17/2008	JPM		46,000	(54)
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		$784,700	8,823
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	UBS		1,276,300	38,082
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	MLP		282,800	(1,119)
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		51,885	(251)
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		299,000	13,067
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		22,400	983
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		430,500	20,551
Receive	3-Month USD-LIBOR	5.000%	06/20/2014	GSC		264,300	(20,941)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		37,900	(1,614)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		80,400	(4,363)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BCLY		51,100	(4,068)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		49,400	278
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		44,500	1,488
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		114,500	(15,672)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	MLP		15,200	(1,066)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		50,000	(1,382)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		146,500	(22,295)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		59,600	(9,070)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		46,000	4,060
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		31,100	(539)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		2,100	(10)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	JPM		84,300	(520)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		105,600	(1,122)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	03/15/2010	BCLY	EUR	50,000	237
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	09/14/2010	BNP		60,000	314
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP		52,200	358
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		8,800	89
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		22,700	183
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	02/21/2011	BNP		33,900	(100)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.100%	03/13/2011	DUB		4,800	15
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.028%	10/15/2011	JPM		31,400	(113)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.095%	10/15/2011	UBS		27,800	(10)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM		6,900	(138)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		40,900	(640)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.988%	12/15/2011	BNP		72,600	(1,148)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		5,900	(131)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		12,600	(278)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP		5,200	(115)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		62,000	(1,145)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		5,900	(128)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		6,900	(154)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		3,000	(68)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		42,300	(1,031)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		9,200	(213)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.238%	06/20/2012	BCLY		17,000	(70)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.098%	09/28/2012	BNP		33,000	(540)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.150%	01/19/2016	BNP		75,000	(266)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		33,100	54
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		30,000	123
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	162,100	(435)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		169,500	(461)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		53,500	(752)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		209,600	(2,904)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		35,800	(506)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		21,900	(298)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		614,500	(3,573)
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	CITI		20,900	575
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		14,300	368
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		20,200	438
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		21,200	468
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		28,600	(98)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	169,800	1,507
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		146,800	1,303
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		104,450	5,287
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		500	(18)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		56,600	(67)
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		15,927	261
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	BCLY	GBP	13,000	(48)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	JPM		27,000	(180)

56	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	UBS	GBP	20,000	$(69)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		277,600	(1,246)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		327,600	2,656
Receive	6-Month GBP-LIBOR	5.000%	03/20/2010	BCLY		2,900	13
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		95,200	1,631
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		54,200	(744)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		48,500	1,436
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,900	(256)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		39,200	(278)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		35,000	119
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		5,000	(11)
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		45,200	(1,851)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		30,600	(2,534)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		42,400	2,498
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		19,300	1,154
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		35,600	3,846
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	33,800,000	867
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		12,790,000	(3,571)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		7,040,000	(2,273)
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY	MXN	210,000	1,157
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		584,200	1,146
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		11,800	28
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		132,800	419
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	163,000	(938)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		47,600	(1,757)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		277,300	(9,931)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		6,000	(17)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		3,600	(29)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		427,200	(1,644)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		40,800	(199)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	33,900	55
Pay	U.S. CPI Urban Consumers NSA Index	2.538%	01/16/2013	BCLY		$45,000	(381)
Pay	U.S. CPI Urban Consumers NSA Index	2.790%	10/07/2015	BNP		50,000	(84)
Pay	U.S. CPI Urban Consumers NSA Index	2.710%	01/08/2018	BNP		40,000	(97)
Pay	U.S. CPI Urban Consumers NSA Index	2.970%	03/05/2018	GSC		39,000	633
Pay	U.S. CPI Urban Consumers NSA Index	2.980%	03/06/2018	MSC		6,900	91
Pay	United Kingdom RPI Index	3.100%	11/14/2016	BCLY	GBP	40,000	(1,895)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY		3,000	(48)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		11,900	(224)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		34,800	(1,123)
Pay	United Kingdom RPI Index	3.381%	06/14/2027	RBS		13,600	(917)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		17,000	(870)
Pay	United Kingdom RPI Index	3.425%	10/17/2027	BCLY		5,250	(323)

							$(15,157)

(l)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	05/23/2008	6,154	$386	$96
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	2,922	53	23
Call - CBOT U.S. Treasury 5-Year Note June Futures	132.000	05/23/2008	27	0	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	141.000	05/23/2008	22	1	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	142.000	05/23/2008	195	4	3
Call - CBOT U.S. Treasury 30-Year Bond June Futures	144.000	05/23/2008	3,075	56	48
Call - CBOT U.S. Treasury 30-Year Bond June Futures	145.000	05/23/2008	3,400	62	53
Call - CBOT U.S. Treasury 30-Year Bond June Futures	153.000	05/23/2008	1,800	17	28
Call - CBOT U.S. Treasury 30-Year Bond June Futures	154.000	05/23/2008	5,500	52	86
Call - CBOT U.S. Treasury 30-Year Bond June Futures	155.000	05/23/2008	1,014	10	16
Put - CBOT U.S. Treasury 10-Year Note June Futures	84.000	05/23/2008	4,233	40	66
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/23/2008	1,500	14	24
Put - CBOT U.S. Treasury 10-Year Note June Futures	86.000	05/23/2008	3,500	33	55
Put - CBOT U.S. Treasury 10-Year Note June Futures	88.000	05/23/2008	9	0	0

				$728	$498

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$170,800	$1,879	$2,855
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	116,500	588	4,813

							$2,467	$7,668

See Accompanying Notes	Annual Report	March 31, 2008	57

Schedule of Investments  Real Return Fund  (Cont.)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar	$ 1.392	07/08/2010	EUR	55,100	$2,903	$9,142
Put - OTC Euro versus U.S. dollar	1.392	07/08/2010		55,100	2,903	2,105
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008		$182,600	4,807	347
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008		182,600	4,807	34,978
Call - OTC U.S. dollar versus Japanese yen	111.000	12/01/2008		32,000	579	74

					$15,999	$46,646

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	$100.000	04/14/2008	$850,000	$67	$204
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	102.000	04/14/2008	1,000,000	78	10
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	101.000	04/07/2008	600,000	47	1
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	96.500	05/05/2008	40,000	9	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	95.000	04/04/2008	1,100,000	86	1
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	107.000	04/14/2008	1,000,000	78	1,030
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	115.000	04/14/2008	950,000	74	1

				$439	$1,247

(m)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	3,017	$3,364	$6,411
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	1,000	1,076	1,844
Call - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/23/2008	1,158	1,406	1,864
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	1,309	1,486	1,104
Call - CBOT U.S. Treasury 30-Year Bond June Futures	122.000	05/23/2008	1,581	2,543	1,828
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/23/2008	1,444	1,552	113
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	1,474	1,816	322
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/23/2008	1,000	1,450	344

				$14,693	$13,830

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$72,000	$1,917	$6,492
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	72,000	1,917	416
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	74,000	1,950	2,861
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	27,300	1,317	4,484
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,300	996	178
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	34,300	1,434	5,634
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	34,300	1,447	223
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	132,900	3,336	11,983
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	132,900	3,216	767
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	66,000	2,122	4,210
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	1,568
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	58,800	2,062	9,657
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	58,800	2,889	383
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	112,900	3,342	10,180
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	112,900	2,269	652
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	94,400	2,369	8,512
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	94,400	2,285	545
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	51,000	576	3,412
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	194,000	5,568	12,373
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	194,000	6,882	4,610

							$50,016	$89,140

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$54,400	$681	$104
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	54,400	2,494	10,421
Put - OTC U.S. dollar versus Japanese yen	100.000	12/01/2008	32,000	530	2,038

				$3,705	$12,563

58	PIMCO Funds	See Accompanying Notes

March 31, 2008

(n)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	$28,165	$25,807	0.17%

(o)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2038	$344,300	$329,534	$340,803
Fannie Mae	5.500%	04/01/2023	5,000	5,089	5,104
Fannie Mae	5.500%	04/01/2038	297,900	301,684	300,739
Fannie Mae	6.000%	04/01/2038	819,400	826,562	839,501
Freddie Mac	5.000%	04/01/2038	200	192	198
Freddie Mac	5.500%	04/01/2038	11,000	11,100	11,108
Freddie Mac	6.000%	04/01/2038	627,800	630,462	643,790
Ginnie Mae	5.500%	04/01/2038	6,000	6,131	6,117
U.S. Treasury Bonds	4.750%	02/15/2037	107,800	112,886	116,971
U.S. Treasury Bonds	5.375%	02/15/2031	700	803	819
U.S. Treasury Notes	2.000%	02/28/2010	150,000	151,181	152,021
U.S. Treasury Notes	3.125%	09/15/2008	177,200	178,128	179,451
U.S. Treasury Notes	3.250%	12/31/2009	93,300	95,911	96,852
U.S. Treasury Notes	3.500%	02/15/2018	19,900	20,023	20,130
U.S. Treasury Notes	3.625%	12/31/2012	30,710	32,178	32,795
U.S. Treasury Notes	3.625%	05/15/2013	21,700	22,794	23,312
U.S. Treasury Notes	3.875%	10/31/2012	5,000	5,280	5,325
U.S. Treasury Notes	4.125%	08/31/2012	123,600	130,100	133,242
U.S. Treasury Notes	4.250%	08/15/2014	3,700	3,925	4,073
U.S. Treasury Notes	4.250%	11/15/2017	106,910	112,841	116,077
U.S. Treasury Notes	4.500%	02/15/2016	108,600	117,589	120,432
U.S. Treasury Notes	4.750%	05/15/2014	201,500	224,615	230,895
U.S. Treasury Notes	4.750%	08/15/2017	110,300	119,239	122,853
U.S. Treasury Notes	4.875%	08/15/2016	223,550	246,280	252,541
U.S. Treasury Notes	5.125%	05/15/2016	71,300	80,498	82,911

				$3,765,025	$3,838,060

(2)	Market value includes $16,549 of interest payable on short sales.

(p)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	330,774	07/2008	$6,571	$0	$6,571
Sell		167,186	07/2008	2,437	0	2,437
Buy		217,373	12/2008	1,672	0	1,672
Sell		119,627	12/2008	1,765	0	1,765
Sell	CAD	25,618	04/2008	771	0	771
Sell	CHF	10,851	06/2008	0	(511)	(511)
Sell	EUR	130,595	04/2008	0	(2,512)	(2,512)
Sell	GBP	171,732	04/2008	7	(893)	(886)
Sell	JPY	4,402,460	04/2008	0	(1,536)	(1,536)
Buy		5,482,596	05/2008	1,168	0	1,168
Sell		43,596,357	05/2008	33	(12,380)	(12,347)
Buy	KRW	36,683,036	05/2008	0	(2,234)	(2,234)
Buy		6,423,533	08/2008	0	(274)	(274)
Buy	MXN	2,483,735	07/2008	7,426	0	7,426
Sell		2,295,481	07/2008	0	(3,906)	(3,906)
Buy	MYR	82,503	05/2008	819	(79)	740
Buy		313	08/2008	1	0	1
Sell	NZD	8,951	04/2008	131	0	131
Buy	PHP	670,219	08/2008	0	(616)	(616)
Buy	PLN	130,931	07/2008	11,192	0	11,192
Buy	RUB	17,945	07/2008	47	0	47
Buy		2,071,529	11/2008	2,349	0	2,349
Sell		748,678	11/2008	0	(1,380)	(1,380)
Sell	SEK	66,896	06/2008	0	(407)	(407)
Buy	SGD	66,745	05/2008	3,886	0	3,886
Buy		3,017	11/2008	59	0	59

				$40,334	$(26,728)	$13,606

See Accompanying Notes	Annual Report	March 31, 2008	59

Schedule of Investments  RealEstateRealReturn Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.7%

American Express Bank FSB
6.000% due 09/13/2017	$300	$293

American Express Centurion Bank
6.000% due 09/13/2017	300	292

American Express Co.
7.000% due 03/19/2018	670	705
8.150% due 03/19/2038	190	211

American International Group, Inc.
5.850% due 01/16/2018	200	197

Atlantic & Western Re Ltd.
10.979% due 01/09/2009	700	705

Barclays Bank PLC
5.450% due 09/12/2012	800	821
6.050% due 12/04/2017	300	293
7.434% due 09/29/2049	100	91

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	300	301

BellSouth Corp.
4.240% due 04/26/2021	800	800

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	93

Canadian Natural Resources Ltd.
6.000% due 08/15/2016	100	104

Capital One Financial Corp.
6.750% due 09/15/2017	300	285

Citigroup Funding, Inc.
2.599% due 04/23/2009	900	889

Citigroup, Inc.
2.701% due 12/28/2009	800	784
3.291% due 01/30/2009	500	496

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,546

EchoStar DBS Corp.
7.000% due 10/01/2013	600	568

Embarq Corp.
7.082% due 06/01/2016	100	95

GATX Financial Corp.
5.800% due 03/01/2016	1,000	995

General Electric Capital Corp.
2.941% due 12/12/2008	500	501

Goldman Sachs Group, Inc.
6.750% due 10/01/2037	1,000	933

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014	100	99

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (j)	300	273

NGPL Pipe Co. LLC
6.514% due 12/15/2012	500	520

Rabobank Nederland
4.278% due 01/15/2009	400	400

Residential Reinsurance 2007 Ltd.
10.326% due 06/07/2010	400	407

Rockies Express Pipeline LLC
4.250% due 08/20/2009	600	600

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	300	271

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	400	400

UnitedHealth Group, Inc.
6.875% due 02/15/2038	500	479

Vita Capital III Ltd.
5.822% due 01/01/2012	300	290

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Bank N.A.
3.146% due 12/02/2010	$800	$764

Wells Fargo & Co.
4.375% due 01/31/2013	200	199

Total Corporate Bonds & Notes (Cost $17,771)		17,700

MUNICIPAL BONDS & NOTES 0.3%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	190

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	88

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	490
6.125% due 06/01/2032	400	382

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	95

Total Municipal Bonds & Notes (Cost $1,186)		1,245

U.S. GOVERNMENT AGENCIES 37.7%

Fannie Mae
5.000% due 08/01/2035 - 02/01/2037	2,516	2,493
5.500% due 03/01/2034 - 04/01/2038	58,999	59,599
5.722% due 09/01/2044 - 10/01/2044	163	163
6.000% due 08/01/2036 - 04/01/2038	53,801	55,141

Freddie Mac
4.500% due 05/15/2017	58	59
5.000% due 09/01/2035	174	172
5.500% due 12/01/2036 - 02/01/2038	46,070	46,573
6.000% due 01/01/2037 - 12/01/2037	12,125	12,447
6.681% due 10/01/2036	1,407	1,436
6.701% due 09/01/2036	1,252	1,284
6.745% due 07/01/2036	1,098	1,126

Total U.S. Government Agencies (Cost $177,920)		180,493

U.S. TREASURY OBLIGATIONS 103.1%

Treasury Inflation Protected Securities (b)
1.625% due 01/15/2015	2,561	2,714
1.750% due 01/15/2028	8,883	8,800
1.875% due 07/15/2013	11,577	12,485
1.875% due 07/15/2015	12,462	13,439
2.000% due 01/15/2014	34,837	37,705
2.000% due 01/15/2026	27,760	28,591
2.375% due 04/15/2011	42,212	45,355
2.375% due 01/15/2017	2,003	2,233
2.375% due 01/15/2025	37,200	40,449
2.375% due 01/15/2027	18,616	20,305
2.500% due 07/15/2016	20,664	23,248
2.625% due 07/15/2017	62,959	71,675
3.000% due 07/15/2012	41,906	46,961
3.375% due 04/15/2032	9,274	12,178
3.625% due 04/15/2028	84,159	109,038
3.875% due 04/15/2029	9,572	12,932
4.250% due 01/15/2010	5,058	5,488

Total U.S. Treasury Obligations (Cost $493,054)		493,596

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 1.3%

American Home Mortgage Assets Trust
5.246% due 11/25/2046		$1,441	$1,148

BCAP LLC Trust
2.769% due 01/25/2037		657	464

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		414	396
4.550% due 08/25/2035		237	227
4.862% due 01/25/2035		911	883

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		151	144
4.748% due 08/25/2035		104	104
4.900% due 12/25/2035		60	57

Countrywide Home Loan Mortgage Pass-Through Trust
2.939% due 06/25/2035		497	438

GSR Mortgage Loan Trust
4.539% due 09/25/2035		1,214	1,144

Lehman XS Trust
2.679% due 07/25/2046		68	66

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		520	489

Residential Accredit Loans, Inc.
2.779% due 06/25/2046		707	578

Total Mortgage-Backed Securities (Cost $6,159)			6,138

FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%

Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	217	279

France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,876	3,167

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	300	572

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)	EUR	554	901

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	151,050	1,489
1.100% due 12/10/2016		110,220	1,104
1.200% due 06/10/2017		272,700	2,737

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	100	141

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,071

Total Foreign Currency-Denominated Issues (Cost $9,981)			11,461

SHORT-TERM INSTRUMENTS 40.7%

CERTIFICATES OF DEPOSIT 0.4%

Abbey National Treasury Services PLC
3.069% due 07/02/2008		$1,700	1,695

COMMERCIAL PAPER 21.7%

Bank of America Corp.
2.950% due 04/07/2008		10,200	10,195

Calyon Financial, Inc.
3.000% due 04/04/2008		9,600	9,598

Federal Home Loan Bank
1.500% due 04/01/2008		10,200	10,200

ING Funding LLC
2.980% due 04/04/2008		9,900	9,898

Intesa Funding LLC
2.760% due 06/16/2008		10,900	10,836

60	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lloyds TSB Bank PLC
2.950% due 04/08/2008	$10,200	$10,194

Nordea N.A., Inc.
2.950% due 04/09/2008	1,400	1,399
2.980% due 04/08/2008	9,900	9,894

Rabobank USA Financial Corp.
3.000% due 04/08/2008	9,900	9,894

Societe General N.A.
2.770% due 06/16/2008	10,900	10,836

UBS Finance Delaware LLC
2.940% due 06/06/2008	1,500	1,492
3.020% due 04/04/2008	9,600	9,598

		104,034

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.6%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	$3,000	$3,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $3,075. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
1.900% due 04/01/2008	121	121
(Dated 03/31/2008. Collateralized by Fannie Mae 4.250% due 05/15/2009 valued at $125. Repurchase proceeds are $121.)

		3,121

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 18.0%
0.886% due 04/17/2008 - 07/24/2008 (a)(c)(d)	$86,410	$86,032

Total Short-Term Instruments (Cost $195,098)		194,882

PURCHASED OPTIONS (h) 0.2%
(Cost $312)		755

Total Investments 189.4% (Cost $901,481)		$906,270

Written Options (i) (0.4%) (Premiums $1,343)		(1,799)

Other Assets and Liabilities (Net) (89.0%)		(425,949)

Net Assets (e) 100.0%		$478,522

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $746 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	Securities with an aggregate market value of $7,021 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(e)	As of March 31, 2008, derivative instruments with an aggregate depreciation of ($325) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Cash of $5,700 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	30	$6
90-Day Euribor June Futures	Long	06/2008	112	(77)
90-Day Euribor June Futures	Long	06/2009	30	2
90-Day Euribor March Futures	Long	03/2009	30	4
90-Day Euribor September Futures	Short	09/2008	12	(1)
90-Day Euribor September Futures	Long	09/2009	30	6
90-Day Eurodollar December Futures	Short	12/2008	42	(280)
90-Day Eurodollar December Futures	Long	12/2009	145	375
90-Day Eurodollar June Futures	Long	06/2009	142	544
90-Day Eurodollar September Futures	Long	09/2009	133	424
Euro-Bund 10-Year Bond June Futures	Short	06/2008	40	36
Japan Government 10-Year Bond June Futures	Short	06/2008	1	(16)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	167	75
U.S. Treasury 5-Year Note June Futures	Long	06/2008	421	(19)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	520	279
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	343	(64)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	84	11
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	59	35
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	8	11
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	6	7
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	17	14

				$1,372

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	CITI	$100	$(5)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	JPM	100	(5)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%	)	12/20/2012	GSC	100	0
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%	)	09/20/2012	JPM	300	26
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	CSFB	100	(5)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	CSFB	300	(15)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	LEH	200	(8)
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.248%	)	03/20/2018	MSC	2,500	(13)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	MSC	100	(17)

See Accompanying Notes	Annual Report	March 31, 2008	61

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	JPM	$100	$(16)
GATX Financial Corp. 5.800% due 03/01/2016	Buy	(1.070%	)	03/20/2016	CITI	1,000	14
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	CITI	100	20
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	GSC	200	(49)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	BOA	700	(118)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	BOA	100	(15)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	CSFB	100	(3)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	BEAR	100	(3)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	BNP	100	4
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	RBS	100	(9)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	JPM	100	(9)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	CITI	200	(78)

							$(304)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$1,630	$91
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BEAR	1,485	102
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BOA	495	39
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	DUB	396	23
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	LEH	495	30
Dow Jones CDX N.A. HY9 Index	Buy	(3.750%	)	12/20/2012	BEAR	198	16
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	800	(84)
Dow Jones CDX N.A. HY9 Index	Sell	6.450%		12/20/2012	JPM	300	8
Dow Jones CDX N.A. HY9 Index	Sell	6.510%		12/20/2012	MLP	100	2
Dow Jones CDX N.A. HY9 Index	Sell	6.570%		12/20/2012	MSC	400	8
Dow Jones CDX N.A. HY9 Index	Sell	6.690%		12/20/2012	MLP	200	5
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	LEH	1,200	31
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MLP	1,900	80
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MSC	600	25
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	DUB	1,200	5
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	3,500	24
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	900	32
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BOA	600	23
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	MSC	5,900	137

							$597

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS	AUD	35,100	$126
Receive	3-Month Canadian Bank Bill	5.000%	06/20/2012	BOA	CAD	700	(12)
Pay	3-Month Canadian Bank Bill	5.500%	06/20/2017	BOA		500	4
Pay	3-Month USD-LIBOR	5.000%	06/21/2008	CITI		$300	4
Pay	3-Month USD-LIBOR	5.000%	06/21/2008	GSC		1,000	5
Pay	3-Month USD-LIBOR	5.000%	06/21/2008	UBS		10,700	57
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		3,400	38
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	UBS		7,600	227
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		75,900	(483)
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		10,000	436
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		1,800	66
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		1,200	53
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		10,300	492
Receive	3-Month USD-LIBOR	5.000%	06/21/2013	BCLY		4,300	(352)
Receive	3-Month USD-LIBOR	5.000%	06/21/2013	MSC		9,500	(722)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		5,900	(392)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		14,500	(343)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	5,600	36
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		1,400	18
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,500	13
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		500	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		400	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		800	(19)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.138%	01/19/2016	BCLY		2,000	(11)

62	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS	EUR	500	$1
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		500	2
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	1,600	(4)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		2,400	(7)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		900	(13)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		1,900	(26)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		8,300	(48)
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		200	4
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		300	7
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		1,900	(7)
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC	EUR	4,100	223
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		1,000	(1)
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		161	3
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	4,000	(12)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY		11,400	92
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,600	48
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		700	(6)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		3,800	(8)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBS		7,200	(31)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		300	(25)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		900	71
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		1,100	125
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	500,000	13
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		110,000	(31)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	DUB		30,000	(8)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		30,000	(8)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		70,000	(23)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI	MXN	7,300	13
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		2,300	5
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MLP		1,200	3
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		2,000	6
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	2,000	(12)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		1,700	(51)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		3,200	(114)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		1,900	(48)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		2,300	(19)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		5,100	(16)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		1,500	(7)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	500	1
Pay	U.S. CPI Urban Consumers NSA Index	2.970%	03/05/2018	GSC		$1,000	16
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY	GBP	800	(13)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		1,000	(18)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		500	(16)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		100	(5)

							$(730)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR less 0.200%	11/30/2008	BCLY	12,107	$2,965
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR less 0.350%	11/30/2008	BCLY	10,144	3,080
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.300%	02/27/2009	BEAR	14,434	4,353
Pay	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.300%	02/27/2009	BEAR	5,000	(1,505)
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR	01/31/2009	CSFB	40,938	11,881
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR less 0.400%	02/27/2009	MLP	21,537	6,539

						$27,313

(h)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	05/23/2008	167	$11	$2
Put - CBOT U.S. Treasury 5-Year Note June Futures	96.000	05/23/2008	29	0	0
Put - CBOT U.S. Treasury 5-Year Note June Futures	97.000	05/23/2008	384	4	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	92.000	05/23/2008	376	7	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	100.000	05/23/2008	357	6	6
Call - CBOT U.S. Treasury 30-Year Bond June Futures	143.000	05/23/2008	80	1	1
Call - CBOT U.S. Treasury 30-Year Bond June Futures	146.000	05/23/2008	307	6	5

				$35	$23

See Accompanying Notes	Annual Report	March 31, 2008	63

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar	$ 1.392	07/08/2010	EUR 700	$ 37	$ 116
Put - OTC Euro versus U.S. dollar	1.392	07/08/2010	700	37	27
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$ 2,900	77	5
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	2,900	76	556
Call - OTC U.S. dollar versus Japanese yen	111.000	12/01/2008	1,000	18	2

				$ 245	$ 706

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2038	$84.500	06/05/2008	$3,400	$0	$2
Put - OTC Fannie Mae 5.500% due 06/01/2038	86.375	06/05/2008	32,300	4	23
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	102.000	04/07/2008	20,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	90.000	04/07/2008	25,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	95.500	04/17/2008	20,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	82.000	06/26/2008	6,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	103.000	04/07/2008	50,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	91.500	04/10/2008	30,000	7	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	113.000	04/07/2008	60,000	5	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	98.000	06/26/2008	12,000	3	1

				$32	$26

(i)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$117.000	05/23/2008	101	$126	$279
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.000	05/23/2008	256	323	544
Call - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/23/2008	20	24	32
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	35	40	30
Call - CBOT U.S. Treasury 30-Year Bond June Futures	122.000	05/23/2008	26	41	30
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/23/2008	31	33	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/23/2008	101	115	14
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	225	217	49

				$919	$981

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$1,000	$27	$90
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	1,000	27	6
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	300	14	49
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	300	11	2
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	400	17	65
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	400	17	2
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	64
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	24
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	600	21	98
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	600	30	4
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	27	64
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	31	64
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	2,000	69	48

							$355	$580

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$900	$11	$2
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	900	41	172
Put - OTC U.S. dollar versus Japanese yen	100.000	12/01/2008	1,000	17	64

				$69	$238

64	PIMCO Funds	See Accompanying Notes

March 31, 2008

(j)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	$298	$273	0.06%

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2038	$1,700	$1,626	$1,683
Fannie Mae	6.000%	04/01/2038	14,200	14,322	14,548
Freddie Mac	5.000%	04/01/2038	400	384	396
Freddie Mac	5.500%	04/01/2038	42,000	42,315	42,413
Treasury Inflation Protected Securities	2.000%	04/15/2012	38,368	40,747	41,324
U.S. Treasury Bonds	4.750%	02/15/2037	600	628	651
U.S. Treasury Notes	3.500%	02/15/2018	10,960	10,855	11,083
U.S. Treasury Notes	4.125%	08/31/2012	800	842	862
U.S. Treasury Notes	4.250%	11/15/2013	8,200	8,677	9,093
U.S. Treasury Notes	4.250%	08/15/2014	100	106	110
U.S. Treasury Notes	4.750%	08/15/2017	1,200	1,298	1,337
U.S. Treasury Notes	5.125%	05/15/2016	5,100	5,758	5,930

				$127,558	$129,430

(2)	Market value includes $346 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	10,302	07/2008	$311	$0	$311
Sell		250	07/2008	2	0	2
Buy		134	12/2008	0	0	0
Sell		403	12/2008	3	0	3
Sell	CAD	197	04/2008	6	0	6
Sell	CHF	181	06/2008	0	(9)	(9)
Sell	EUR	2,734	04/2008	0	(53)	(53)
Sell	GBP	2,768	04/2008	1	(14)	(13)
Sell	JPY	648,233	05/2008	0	(140)	(140)
Buy	KRW	1,687,855	05/2008	0	(88)	(88)
Buy		121,851	08/2008	0	(5)	(5)
Buy	MXN	32,673	07/2008	107	0	107
Sell		27,569	07/2008	0	(45)	(45)
Buy	MYR	1,605	05/2008	10	(2)	8
Buy		358	08/2008	1	0	1
Buy	PHP	16,477	08/2008	0	(15)	(15)
Buy	PLN	2,270	07/2008	185	0	185
Buy	RUB	27,910	11/2008	35	0	35
Sell		6,605	11/2008	0	(12)	(12)
Buy	SGD	4,647	05/2008	85	0	85
Buy		36	11/2008	1	0	1

				$747	$(383)	$364

See Accompanying Notes	Annual Report	March 31, 2008	65

Schedule of Investments  Small Cap StocksPLUS® TR Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 29.9%

BANKING & FINANCE 23.9%

Allstate Corp.
6.125% due 05/15/2037	$200	$185

American Express Credit Corp.
3.179% due 03/02/2009	30	30

American General Finance Corp.
6.900% due 12/15/2017	100	98

American International Group, Inc.
5.850% due 01/16/2018	100	98

ANZ National International Ltd.
3.168% due 08/07/2009	20	20

Bank of America Corp.
8.000% due 12/29/2049	500	502

Barclays Bank PLC
5.450% due 09/12/2012	400	410
6.050% due 12/04/2017 (d)	100	98

Bear Stearns Cos., Inc.
3.190% due 05/18/2010	200	186

BNP Paribas
5.186% due 06/29/2049	130	109

Caterpillar Financial Services Corp.
4.850% due 12/07/2012	100	102

Citigroup Capital XXI
8.300% due 12/21/2057	100	99

Citigroup Global Markets Holdings, Inc.
3.359% due 08/03/2009	20	20

Citigroup, Inc.
5.850% due 07/02/2013	100	102

Commonwealth Bank of Australia
6.024% due 03/29/2049	100	86

Credit Agricole S.A.
3.090% due 05/28/2009	100	100

Credit Suisse USA, Inc.
3.265% due 08/15/2010	100	97

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	900	890
7.250% due 10/25/2011	100	82

General Electric Capital Corp.
6.375% due 11/15/2067	200	196

Goldman Sachs Group, Inc.
5.625% due 01/15/2017	10	10
5.950% due 01/18/2018	100	99
6.150% due 04/01/2018 (a)	100	100
6.250% due 09/01/2017	100	101

International Lease Finance Corp.
3.312% due 05/24/2010	20	19

John Deere Capital Corp.
4.308% due 07/15/2008	30	30

JPMorgan Chase & Co.
2.656% due 06/26/2009	80	79
6.000% due 01/15/2018	30	31

Keycorp
2.706% due 05/26/2009	400	399

Lehman Brothers Holdings, Inc.
2.728% due 11/24/2008	10	10
2.788% due 04/03/2009	30	29
5.625% due 01/24/2013	200	195

Merrill Lynch & Co., Inc.
2.928% due 06/16/2008	10	10

Morgan Stanley
3.361% due 04/25/2008	30	30
6.250% due 08/28/2017	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rabobank Capital Funding Trust
5.254% due 12/29/2049	$100	$83

RBS Capital Trust III
5.512% due 09/29/2049	300	247

Residential Capital LLC
6.178% due 05/22/2009	100	57

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	100	85

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	90

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	84

Wachovia Corp.
7.980% due 02/28/2049	1,100	1,084

Wells Fargo & Co.
5.625% due 12/11/2017	100	103

		6,585

INDUSTRIALS 5.3%

Amgen, Inc.
3.170% due 11/28/2008	100	100

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	92

Citigroup Global Markets Deutschland
AG for OAO Gazprom
10.500% due 10/21/2009	100	109

Daimler Finance North America LLC
3.218% due 03/13/2009	10	10
3.298% due 03/13/2009	100	99
3.769% due 10/31/2008	100	100

Diageo Capital PLC
3.196% due 11/10/2008	20	20

EchoStar DBS Corp.
5.750% due 10/01/2008	100	100

International Business Machines Corp.
5.700% due 09/14/2017 (d)	400	420

Kimberly-Clark Corp.
3.344% due 07/30/2010	100	99

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	100	99

Kraft Foods, Inc.
6.125% due 02/01/2018	100	100

Union Pacific Corp.
5.700% due 08/15/2018	100	100

		1,448

UTILITIES 0.7%

Dominion Resources, Inc.
3.248% due 11/14/2008 (d)	40	40

Ohio Power Co.
4.826% due 04/05/2010	100	97

Verizon Communications, Inc.
2.748% due 04/03/2009	50	50

		187

Total Corporate Bonds & Notes (Cost $8,472)		8,220

MUNICIPAL BONDS & NOTES 1.3%

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	300	265

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	$100	$101

Total Municipal Bonds & Notes (Cost $367)		366

U.S. GOVERNMENT AGENCIES 80.5%

Fannie Mae
5.000% due 02/25/2017 (d)	26	26
5.500% due 03/01/2037 - 10/01/2037 (d)	1,904	1,924
5.500% due 04/01/2037	25	26
6.000% due 08/01/2027 - 01/01/2038 (d)	10,984	11,266
6.000% due 04/01/2038	900	922
6.500% due 09/01/2037 (d)	902	935

Freddie Mac
2.639% due 12/25/2036	72	71
2.968% due 07/15/2019 - 10/15/2020 (d)	520	503
3.048% due 02/15/2019 (d)	267	265
4.250% due 09/15/2024 (d)	46	46
5.500% due 05/01/2037 - 07/01/2037 (d)	3,885	3,927
6.000% due 09/01/2037 - 11/01/2037 (d)	961	987

Ginnie Mae
6.000% due 06/15/2037 - 07/15/2037 (d)	994	1,028

Small Business Administration
5.290% due 12/01/2027	200	203

Total U.S. Government Agencies (Cost $21,838)		22,129

U.S. TREASURY OBLIGATIONS 0.4%

U.S. Treasury Notes
2.750% due 02/28/2013	100	102

Total U.S. Treasury Obligations (Cost $102)		102

MORTGAGE-BACKED SECURITIES 3.6%

American Home Mortgage Investment Trust
2.749% due 09/25/2035	3	2

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	1	1

Countrywide Alternative Loan Trust
2.759% due 02/25/2047	76	58
2.799% due 06/25/2037	260	198
5.236% due 02/25/2036	29	21

Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	50	49
4.800% due 11/25/2034	39	37

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	63	59

GSR Mortgage Loan Trust
5.250% due 11/25/2035	86	77

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	20	19

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	16	15

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	97

66	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Mortgage Trust
5.023% due 02/25/2035	$67	$61

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	7	7

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	18	17

Structured Asset Securities Corp.
2.649% due 05/25/2036	16	15
5.463% due 10/25/2035	17	17

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	7	7

Thornburg Mortgage Securities Trust
2.709% due 03/25/2046	82	81

WaMu Mortgage Pass-Through Certificates
3.239% due 12/25/2027	52	49
5.056% due 01/25/2047	79	65
5.572% due 10/25/2046	19	16
5.826% due 09/25/2046	7	6

Total Mortgage-Backed Securities (Cost $1,103)		974

ASSET-BACKED SECURITIES 14.3%

Accredited Mortgage Loan Trust
2.719% due 04/25/2036	57	56

ACE Securities Corp.
2.659% due 10/25/2036	16	15
2.679% due 10/25/2036	10	10

American Express Credit Account Master Trust
2.818% due 01/18/2011	100	100
3.318% due 02/15/2012	12	12

Asset-Backed Funding Certificates
2.659% due 10/25/2036	4	4

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	14	13
2.874% due 09/25/2034	1	1

Bank One Issuance Trust
2.928% due 12/15/2010	80	80

Bear Stearns Asset-Backed Securities Trust
2.679% due 10/25/2036	25	24
2.689% due 06/25/2047	73	70

BNC Mortgage Loan Trust
2.699% due 05/25/2037	82	77

Chase Credit Card Master Trust
2.928% due 02/15/2011	10	10

Chase Issuance Trust
2.828% due 02/15/2011	100	99

Citigroup Mortgage Loan Trust, Inc.
2.639% due 08/25/2036	4	4
2.649% due 11/25/2036	8	8
2.659% due 05/25/2037	164	155
2.669% due 01/25/2037	72	67
2.709% due 08/25/2036	100	93

Countrywide Asset-Backed Certificates
2.649% due 01/25/2037	4	4
2.649% due 05/25/2037	73	70
2.649% due 03/25/2047	7	7
2.659% due 03/25/2037	9	8
2.679% due 10/25/2037	149	139
2.709% due 10/25/2046	4	4
2.779% due 09/25/2036	260	243

Credit-Based Asset Servicing & Securitization LLC
2.719% due 07/25/2037	85	80

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 10/25/2036	$59	$57
2.649% due 11/25/2036	20	18
2.659% due 06/25/2036	13	13

First USA Credit Card Master Trust
2.935% due 04/18/2011	100	100

Ford Credit Auto Owner Trust
3.418% due 07/15/2010	100	100

Fremont Home Loan Trust
2.669% due 02/25/2037	9	8

GE-WMC Mortgage Securities LLC
2.639% due 08/25/2036	10	10

GSAMP Trust
2.669% due 09/25/2036	10	10
2.669% due 12/25/2036	70	67

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	36	34
2.806% due 01/20/2035	35	29

Indymac Residential Asset-Backed Trust
2.679% due 07/25/2037	72	68
2.729% due 04/25/2037	198	191

JPMorgan Mortgage Acquisition Corp.
2.649% due 10/25/2036	122	113
2.659% due 04/01/2037	80	74
2.679% due 03/25/2037	210	202

Lehman XS Trust
2.669% due 05/25/2046	10	10
2.679% due 11/25/2046	16	15
2.719% due 11/25/2036	4	4

Long Beach Mortgage Loan Trust
2.659% due 10/25/2036	16	15

MASTR Asset-Backed Securities Trust
2.679% due 05/25/2037	69	64

MBNA Credit Card Master Note Trust
2.918% due 12/15/2011	35	35
4.200% due 09/15/2010	100	100

Morgan Stanley ABS Capital I
2.639% due 10/25/2036	15	15
2.649% due 07/25/2036	52	48
2.649% due 09/25/2036	15	14
2.649% due 11/25/2036	61	57
2.659% due 05/25/2037	157	151

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036	20	19

Nationstar Home Equity Loan Trust
2.659% due 03/25/2037	59	56

Option One Mortgage Loan Trust
2.639% due 02/25/2037	18	17
2.659% due 07/25/2037	157	148

Park Place Securities, Inc.
2.911% due 10/25/2034	7	6

Residential Asset Mortgage Products, Inc.
2.679% due 10/25/2036	13	12

Residential Asset Securities Corp.
2.639% due 08/25/2036	5	5
2.669% due 11/25/2036	14	14
2.669% due 02/25/2037	70	65

Residential Funding Mortgage Securities II, Inc.
2.719% due 05/25/2037	65	60

Saxon Asset Securities Trust
2.659% due 10/25/2046	8	8

SBI HELOC Trust
2.769% due 08/25/2036	10	10

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SLM Student Loan Trust
3.311% due 04/25/2014		$85	$85
3.331% due 10/25/2016		70	69
3.341% due 10/26/2015		21	21

Soundview Home Equity Loan Trust
2.659% due 11/25/2036		54	52
2.659% due 12/25/2036		29	28
2.679% due 06/25/2037		78	74

Specialty Underwriting & Residential Finance
2.644% due 11/25/2037		19	18

Structured Asset Securities Corp.
2.649% due 10/25/2036		16	16

Wells Fargo Home Equity Trust
2.699% due 03/25/2037		70	68

Total Asset-Backed Securities (Cost $4,103)			3,926

SOVEREIGN ISSUES 0.7%

Export-Import Bank of Korea
3.166% due 06/01/2009		100	100

Korea Development Bank
4.842% due 04/03/2010		100	100

Total Sovereign Issues (Cost $200)			200

FOREIGN CURRENCY-DENOMINATED ISSUES 2.3%

Brazilian Government International Bond
12.500% due 01/05/2022	BRL	300	186

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	449

Total Foreign Currency-Denominated Issues (Cost $598)			635

		SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
4.946% due 12/31/2049		2	21

Total Preferred Stocks (Cost $21)			21

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 28.1%

CERTIFICATES OF DEPOSIT 1.4%

Calyon Financial, Inc.
2.731% due 06/29/2010		$10	10

Dexia Credit Local S.A.
2.654% due 09/29/2008		100	100

Fortis Bank NY
2.646% due 09/30/2008		100	100
2.649% due 06/30/2008		40	40

Skandinaviska Enskilda Banken AB
3.060% due 02/13/2009		30	30

Societe Generale NY
2.652% due 06/30/2008		100	100

			380

COMMERCIAL PAPER 4.3%

Federal Home Loan Bank
1.500% due 04/01/2008		1,200	1,200

See Accompanying Notes	Annual Report	March 31, 2008	67

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 8.2%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	$1,000	$1,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,026. Repurchase proceeds are $1,000.)

State Street Bank and Trust Co.
1.900% due 04/01/2008	1,253	1,253
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $1,283. Repurchase proceeds are $1,253.)

		2,253

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 14.2%
0.446% due 04/15/2008 - 04/17/2008 (b)	$3,900	$3,899

Total Short-Term Instruments (Cost $7,732)		7,732

VALUE (000S)
PURCHASED OPTIONS (g) 0.3%
(Cost $17)	$85

Total Investments 161.5% (Cost $44,553)	$44,390

Written Options (h) (0.3%) (Premiums $37)	(93)

Other Assets and Liabilities (Net) (61.2%)	(16,810)

Net Assets (c) 100.0%	$27,487

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	As of March 31, 2008, portfolio securities with an aggregate value of $22 and derivative instruments with an aggregate depreciation of ($5) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $10,481 at a weighted average interest rate of 3.985%. On March 31, 2008, securities valued at $21,458 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $2,121 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	15	$97
90-Day Eurodollar December Futures	Long	12/2009	2	0
90-Day Eurodollar June Futures	Long	06/2008	27	174
90-Day Eurodollar June Futures	Long	06/2009	2	0
90-Day Eurodollar March Futures	Long	03/2009	4	12
90-Day Eurodollar September Futures	Long	09/2008	2	14
90-Day Eurodollar September Futures	Long	09/2009	4	7
E-mini Russell 2000 Index June Futures	Long	06/2008	343	681
Euro-Schatz June Futures	Short	06/2008	2	1
Russell 2000 Index June Futures	Long	06/2008	8	82
S&P 500 Index June Futures	Short	06/2008	2	(16)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	9	(3)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	53	(111)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	43	158
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2	3
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	12	8
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	4	13
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	9	15

				$1,135

(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%	09/20/2012	DUB	$300	$(39)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.650%	03/20/2013	MSC	100	(9)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	100	(2)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.700%	03/20/2013	DUB	100	(10)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	100	(1)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	100	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	100	0
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	DUB	100	0
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2009	BOA	100	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	100	(1)

						$(67)

68	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	$100	$1
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	100	(1)

						$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	700	$(3)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$300	2
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BOA		600	13
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MLP		500	13
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		100	0
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		300	(4)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		200	(16)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		100	0
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS	EUR	100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		20	(1)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	300	0
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM	EUR	100	1
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		200	(1)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		100	1
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	100	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		100	2
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		100	1
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		500	10
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		100	(1)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		100	0
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		100	(7)
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	200	0
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	100	(1)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		100	(2)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		100	(1)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		100	0

							$4

(g)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	7	$0	$0
Call - CBOT U.S. Treasury 2-Year Note June Futures	110.000	05/23/2008	1	0	0
Call - CBOT U.S. Treasury 2-Year Note June Futures	111.500	05/23/2008	1	0	0
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	57	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	53	1	1
Put - CME Russell Mini June Futures	430.000	04/18/2008	45	1	1
Put - CME Russell Mini June Futures	440.000	04/18/2008	185	5	0
Put - CME Russell Mini June Futures	450.000	04/18/2008	25	1	0

				$9	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$2,000	$7	$83

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 05/01/2038	$84.000	05/06/2008	$2,100	$1	$0
Put - OTC Fannie Mae 5.500% due 05/01/2038	86.000	05/06/2008	1,200	0	0

				$1	$0

See Accompanying Notes	Annual Report	March 31, 2008	69

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

(h)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	10	$11	$21
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	2	3	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	9	14	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	1	1	1

				$29	$26

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$1,000	$8	$67

(i)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2038	$1,900	$1,914	$1,918
Ginnie Mae	6.000%	04/01/2038	900	926	929
U.S. Treasury Notes	2.000%	02/28/2010	100	101	101
U.S. Treasury Notes	2.125%	01/31/2010	100	101	102
U.S. Treasury Notes	2.750%	02/28/2013	100	101	102
U.S. Treasury Notes	2.875%	01/31/2013	600	607	617
U.S. Treasury Notes	3.125%	11/30/2009	200	205	208
U.S. Treasury Notes	3.250%	12/31/2009	100	103	104
U.S. Treasury Notes	4.250%	08/15/2013	100	108	110

				$4,166	$4,191

(2)	Market value includes $11 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	22	05/2008	$0	$0	$0
Buy	BRL	1,250	07/2008	79	0	79
Sell		1,203	07/2008	16	0	16
Buy		193	12/2008	0	0	0
Sell		216	12/2008	4	0	4
Sell	EUR	307	04/2008	0	(6)	(6)
Sell	GBP	216	04/2008	0	(1)	(1)
Buy	IDR	176,400	05/2008	0	(1)	(1)
Buy	INR	6,596	05/2008	7	0	7
Buy		3,562	08/2008	0	(2)	(2)
Buy	JPY	795	04/2008	0	0	0
Sell		795	04/2008	0	0	0
Buy		7,579	05/2008	1	(1)	0
Sell		12,289	05/2008	1	0	1
Buy	KRW	22,718	05/2008	0	(1)	(1)
Buy		86,292	08/2008	0	(5)	(5)
Buy	KWD	2	05/2008	0	0	0
Buy	MXN	997	07/2008	3	0	3
Sell		411	07/2008	0	0	0
Buy	MYR	238	05/2008	3	0	3
Buy	PHP	2,798	05/2008	6	0	6
Buy	PLN	187	07/2008	15	0	15
Sell		187	07/2008	0	(9)	(9)
Buy	RUB	423	07/2008	1	0	1
Sell		423	07/2008	0	(1)	(1)
Buy		1,811	11/2008	2	0	2
Sell		460	11/2008	0	(1)	(1)
Buy	SAR	22	05/2008	0	0	0
Buy	SEK	94	06/2008	0	0	0
Buy	SGD	115	05/2008	7	0	7
Buy		90	11/2008	2	0	2
Buy	ZAR	2,009	07/2008	0	(26)	(26)

				$147	$(54)	$93

70	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Allied Waste North America, Inc.
4.060% due 03/28/2014	$25	$24
4.080% due 03/28/2014	29	27
4.570% due 03/28/2014	53	50
4.590% due 03/28/2014	4	4

Fresenius Medical Care Capital Trust
3.954% due 03/22/2013	198	190
4.071% due 03/22/2013	610	584
4.460% due 03/22/2013	57	54
5.818% due 03/22/2013	28	27

Goodyear Tire & Rubber Co.
6.430% due 04/20/2014	2,000	1,810

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	1,290	1,027

Sensata Technologies, Inc.
5.056% due 04/27/2013	2,475	2,153
5.058% due 04/27/2013	6	6

Total Bank Loan Obligations (Cost $6,793)		5,956

CORPORATE BONDS & NOTES 39.5%

BANKING & FINANCE 28.7%

American Express Bank FSB
2.596% due 10/20/2009	2,100	2,086
2.659% due 06/22/2009	2,500	2,441

American Express Centurion Bank
2.955% due 06/12/2009	1,900	1,894
3.075% due 05/07/2008 (f)	1,900	1,900

American Express Credit Corp.
3.118% due 11/09/2009	2,100	2,056

American International Group, Inc.
2.599% due 06/23/2008 (f)	8,600	8,562

Bank of America Corp.
3.155% due 11/06/2009 (f)	500	496
8.000% due 12/29/2049	6,000	6,019

Bank of America N.A.
2.764% due 12/18/2008	800	798
2.901% due 06/12/2009	2,000	1,990
3.080% due 06/15/2016	2,300	1,992

Bank of Ireland
2.814% due 12/18/2009 (f)	5,900	5,885

Bear Stearns Cos., Inc.
3.160% due 08/21/2009	3,000	2,839
3.190% due 05/18/2010	4,800	4,467
3.250% due 03/25/2009	1,600	1,518
3.551% due 01/30/2009	2,300	2,130

Capital One Financial Corp.
3.270% due 09/10/2009 (f)	1,800	1,631

Caterpillar Financial Services Corp.
3.314% due 10/28/2008	400	400

CIT Group, Inc.
2.729% due 12/19/2008	1,500	1,352
5.000% due 11/24/2008	1,700	1,563

Citigroup Funding, Inc.
2.606% due 06/26/2009 (f)	11,200	11,043

Citigroup Global Markets Holdings, Inc.
2.900% due 03/17/2009	2,000	1,976

Credit Agricole S.A.
3.090% due 05/28/2009	1,700	1,702
3.140% due 05/28/2010	2,000	2,002

DnB NOR Bank ASA
4.447% due 10/13/2009	1,800	1,802

East Lane Re Ltd.
9.239% due 05/06/2011	9,500	9,579

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	$1,100	$935

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	1,600	1,573
5.800% due 01/12/2009	300	286
6.625% due 06/16/2008	10,500	10,382
7.375% due 10/28/2009	600	547

Foundation Re II Ltd.
9.820% due 11/26/2010	2,500	2,553

General Electric Capital Corp.
3.135% due 08/15/2011	6,300	6,160
4.686% due 01/05/2009	100	100
4.706% due 10/06/2010	2,400	2,362

GMAC LLC
3.749% due 09/23/2008	7,400	6,982

Goldman Sachs Group, Inc.
2.639% due 12/23/2008	500	497
2.746% due 03/30/2009	1,300	1,287
4.178% due 07/23/2009	2,500	2,479

International Lease Finance Corp.
4.950% due 02/01/2011 (f)	6,000	5,926

JPMorgan Chase & Co.
2.656% due 06/26/2009	1,500	1,490
3.202% due 05/07/2010	2,800	2,762

Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	200	194
2.809% due 12/23/2010	2,500	2,134
3.170% due 08/21/2009	1,700	1,629
3.346% due 11/10/2009	1,300	1,178

Merrill Lynch & Co., Inc.
3.138% due 12/04/2009	2,300	2,242

Metropolitan Life Global Funding I
3.110% due 05/17/2010	3,700	3,625

Morgan Stanley
3.206% due 02/09/2009	2,800	2,769
3.212% due 05/07/2009	1,400	1,377
4.201% due 01/18/2011	3,300	3,084
4.348% due 01/15/2010	1,400	1,339

Osiris Capital PLC
7.108% due 01/15/2010	5,000	4,971

Phoenix Quake Ltd.
5.148% due 07/03/2008	500	500

Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	600	600

Prudential Financial, Inc.
3.018% due 06/13/2008	4,400	4,395

Residential Capital LLC
6.178% due 05/22/2009	2,300	1,322

Rockies Express Pipeline LLC
4.250% due 08/20/2009	2,800	2,802

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	1,600	1,597

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008 (f)	6,500	6,483

SB Treasury Co. LLC
9.400% due 12/29/2049 (f)	2,200	2,229

SLM Corp.
2.940% due 12/15/2008	1,700	1,639
3.471% due 07/27/2009 (f)	1,700	1,431
3.531% due 01/26/2009	300	269
3.541% due 07/25/2008	700	688
4.131% due 01/26/2009	2,100	2,013

Spinnaker Capital Ltd.
14.300% due 06/15/2008	2,500	2,539

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	$9,400	$9,444

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	9,900	9,891

VTB Capital S.A.
3.839% due 08/01/2008	1,900	1,881
4.812% due 11/02/2009	3,100	3,102

Wachovia Corp.
4.388% due 10/15/2011	5,700	5,281

Westpac Banking Corp.
3.040% due 06/06/2008 (f)	1,200	1,200

		210,292

INDUSTRIALS 5.8%

America Movil SAB de C.V.
2.755% due 06/27/2008	2,700	2,680

Anadarko Petroleum Corp.
3.200% due 09/15/2009	2,000	1,963

BP AMI Leasing, Inc.
2.616% due 06/26/2009	3,900	3,903

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	600	652

Daimler Finance North America LLC
3.298% due 03/13/2009	3,500	3,455

Home Depot, Inc.
2.925% due 12/16/2009	1,300	1,240

Hospira, Inc.
3.176% due 03/30/2010	2,400	2,335

JC Penney Corp., Inc.
7.375% due 08/15/2008	700	706

Pemex Project Funding Master Trust
3.676% due 12/03/2012	3,600	3,509

Reynolds American, Inc.
3.500% due 06/15/2011	1,400	1,316

Time Warner, Inc.
3.300% due 11/13/2009	3,900	3,736

Transcontinental Gas Pipe Line Corp.
5.538% due 04/15/2008	5,400	5,366

Transocean, Inc.
3.214% due 09/05/2008	2,400	2,388

UnitedHealth Group, Inc.
4.462% due 02/07/2011 (f)	5,200	5,208

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	4,400	4,401

		42,858

UTILITIES 5.0%

AT&T, Inc.
3.278% due 11/14/2008	2,000	2,001

Dominion Resources, Inc.
3.248% due 11/14/2008 (f)	4,460	4,438

Entergy Gulf States, Inc.
3.740% due 12/08/2008	3,000	3,008

Florida Power Corp.
3.468% due 11/14/2008	1,900	1,899

NiSource Finance Corp.
3.662% due 11/23/2009	600	583

Progress Energy, Inc.
4.708% due 01/15/2010	1,500	1,495

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,900	2,907

See Accompanying Notes	Annual Report	March 31, 2008	71

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Qwest Corp.
5.625% due 11/15/2008	$2,700	$2,700
6.050% due 06/15/2013	3,400	3,077

Sierra Pacific Power Co.
8.000% due 06/01/2008	8,593	8,691

Southern California Edison Co.
3.212% due 02/02/2009	2,000	1,932

Telecom Italia Capital S.A.
3.719% due 02/01/2011	1,300	1,197

Telefonica Emisones SAU
2.842% due 06/19/2009	2,600	2,533

		36,461

Total Corporate Bonds & Notes (Cost $296,047)		289,611

COMMODITY INDEX-LINKED NOTES 0.4%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	3,000	2,980

Total Commodity Index-Linked Notes (Cost $3,000)		2,980

U.S. GOVERNMENT AGENCIES 21.6%

Fannie Mae
2.719% due 03/25/2034 (f)	1,207	1,166
2.999% due 05/25/2031 - 11/25/2032 (f)	5,365	5,218
4.634% due 09/01/2035 (f)	6,486	6,497
4.695% due 12/01/2033 (f)	1,608	1,614
4.765% due 04/01/2035 (f)	6,249	6,320
5.000% due 02/25/2017 - 04/25/2033 (f)	28,523	28,840
5.000% due 04/01/2023 - 05/01/2038	11,000	10,910
5.322% due 04/01/2018 (f)	51	51
5.422% due 12/01/2023 - 02/01/2027	10	10
5.422% due 11/01/2027 - 11/01/2028 (f)	260	260
5.500% due 09/01/2033 - 06/01/2036 (f)	20,648	20,896
5.500% due 04/01/2038	1,000	1,010
5.689% due 08/01/2029 (f)	31	31
5.722% due 07/01/2044 (f)	370	369
5.973% due 09/01/2034 (f)	1,707	1,726
6.000% due 01/01/2017 - 05/01/2037 (f)	4,019	4,130
6.000% due 10/01/2033	7	7
6.089% due 12/01/2036 (f)	1,726	1,747
6.442% due 11/01/2035 (f)	854	879
6.500% due 09/25/2008 (b)	1	0
7.000% due 02/01/2015 - 03/01/2015 (f)	1,077	1,133
7.043% due 05/01/2022	8	8
7.500% due 09/01/2015 - 05/01/2016 (f)	820	858
8.000% due 03/01/2030 - 07/01/2031 (f)	133	145
8.000% due 04/01/2030 - 05/01/2031	23	25

Freddie Mac
2.968% due 07/15/2019 - 10/15/2020 (f)	20,613	19,934
3.048% due 02/15/2019 (f)	12,008	11,934
3.168% due 12/15/2030 (f)	1,220	1,193
3.218% due 06/15/2018 (f)	457	451
4.701% due 06/01/2035 (f)	4,990	5,075
5.000% due 07/15/2024 (f)	3,699	3,754
5.500% due 08/15/2030 - 11/01/2037 (f)	4,890	4,944
5.722% due 02/25/2045	1,889	1,831

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 03/01/2016 - 09/01/2037 (f)	$8,266	$8,511
6.000% due 09/01/2028	4	4
6.087% due 07/01/2019 (f)	584	601
6.500% due 10/25/2043	2,267	2,372
6.704% due 12/01/2022 (f)	41	42
6.963% due 06/01/2022 (f)	21	21
8.500% due 04/01/2025	7	8
8.500% due 06/01/2025 (f)	17	19

Ginnie Mae
2.936% due 09/20/2030	4	4
5.125% due 12/20/2022 - 12/20/2027 (f)	389	389
5.625% due 07/20/2018 - 07/20/2027 (f)	1,960	1,977
6.375% due 02/20/2026 - 02/20/2028 (f)	904	925
8.000% due 04/20/2030 (f)	189	207

Total U.S. Government Agencies (Cost $156,869)		158,046

MORTGAGE-BACKED SECURITIES 13.6%

Banc of America Funding Corp.
4.113% due 05/25/2035	2,018	1,918

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	787	767

Bank Mart
4.567% due 03/01/2019 (k)	576	541

Bear Stearns Adjustable Rate Mortgage Trust
4.617% due 01/25/2034	2,175	2,032
4.750% due 10/25/2035	6,226	6,011
4.777% due 11/25/2034	939	911
5.031% due 04/25/2033	653	636
5.072% due 11/25/2034	2,846	2,764
6.764% due 02/25/2033	114	107
6.851% due 01/25/2034	145	139

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	1,538	1,212
5.706% due 09/25/2035	610	502

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	4,537	4,310
5.681% due 01/26/2036	2,006	1,698
5.783% due 12/26/2046	1,113	922

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	163	152

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	1,675	1,597

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	1,606	1,220
6.000% due 10/25/2033	1,209	1,180

Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	3,176	3,079
4.800% due 11/25/2034	1,775	1,667

CS First Boston Mortgage Securities Corp.
5.215% due 03/25/2032	453	409
6.466% due 06/25/2032	37	37
6.556% due 06/25/2032	10	10

Fund America Investors Corp. II
6.459% due 06/25/2023	14	13

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	1,666	1,502
2.869% due 11/25/2045	736	608

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	2,158	1,995

GSR Mortgage Loan Trust
2.949% due 01/25/2034	325	275

Harborview Mortgage Loan Trust
2.749% due 01/19/2038	3,968	3,022

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.137% due 07/19/2035	$1,451	$1,387

Impac CMB Trust
3.359% due 10/25/2033	91	75
4.135% due 07/25/2033	1,619	1,520

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	1,010	951

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	1,084	1,010

JPMorgan Mortgage Trust
5.023% due 02/25/2035	1,339	1,219

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	299	282

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	1,606	1,586

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,105	2,023

Mellon Residential Funding Corp.
3.601% due 06/15/2030	3,951	3,760

Merrill Lynch Floating Trust
2.888% due 06/15/2022	6,312	5,911

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	798	641
4.910% due 12/25/2032	692	660

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	258	233
3.599% due 10/25/2035	427	370
6.944% due 01/25/2029	1,180	1,151

Morgan Stanley Capital I
2.878% due 10/15/2020	543	505

Prime Mortgage Trust
2.999% due 02/25/2019	147	139
2.999% due 02/25/2034	710	642

Resecuritization Mortgage Trust
2.856% due 04/26/2021	1	1

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	565	540

Salomon Brothers Mortgage Securities VII, Inc.
7.167% due 12/25/2030	624	604

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	1,343	1,238

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	1,697	1,409
2.879% due 02/25/2036	896	702
9.515% due 06/25/2029	764	831

TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	5,006	4,767

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	1,528	1,449
3.265% due 06/25/2037	2,485	2,337

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	2,844	2,621
2.908% due 09/15/2021	5,283	4,966

WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045	930	741
2.889% due 10/25/2045	515	411
5.220% due 02/27/2034	1,945	1,850
5.326% due 02/25/2046	4,832	3,761
5.526% due 11/25/2042	236	224
5.726% due 06/25/2042	1,028	935

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	2,311	2,172
4.950% due 03/25/2036	3,208	3,058

Total Mortgage-Backed Securities (Cost $108,501)		99,918

72	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 8.4%

AFC Home Equity Loan Trust
3.149% due 06/25/2028	$393	$252

Asset-Backed Funding Certificates
2.659% due 01/25/2037	1,100	1,031

Asset-Backed Securities Corp. Home Equity
2.759% due 05/25/2035	183	163

Bear Stearns Asset-Backed Securities Trust
2.689% due 06/25/2047	1,022	976

Chase Funding Mortgage Loan Asset-Backed Certificates
3.339% due 10/25/2032	277	235

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	2,700	2,700

Citigroup Mortgage Loan Trust, Inc.
2.649% due 11/25/2036	389	380
2.659% due 05/25/2037	16,617	15,797

Countrywide Asset-Backed Certificates
2.669% due 06/25/2037	3,766	3,656

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032	337	304

First NLC Trust
2.669% due 08/25/2037	4,524	4,335

First USA Credit Card Master Trust
2.935% due 04/18/2011	4,800	4,794

Fremont Home Loan Trust
2.649% due 10/25/2036	3,059	3,017

GSAMP Trust
2.719% due 12/25/2035	529	525

GSR Mortgage Loan Trust
2.699% due 11/25/2030	132	131

HFC Home Equity Loan Asset-Backed Certificates
2.806% due 01/20/2035	1,831	1,524

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	870	808

JPMorgan Mortgage Acquisition Corp.
2.659% due 04/01/2037	1,915	1,767
2.669% due 11/25/2036	404	386

Lehman XS Trust
2.669% due 05/25/2046	406	385

Long Beach Mortgage Loan Trust
2.689% due 01/25/2046	59	59
2.879% due 10/25/2034	50	45

Merrill Lynch Mortgage Investors, Inc.
2.669% due 08/25/2036	2,933	2,800

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley ABS Capital I
2.639% due 10/25/2036		$664	$645

Residential Asset Securities Corp.
2.669% due 11/25/2036		1,329	1,266

Saxon Asset Securities Trust
2.659% due 10/25/2046		584	563

Sears Credit Account Master Trust
3.038% due 04/16/2013		9,200	9,023

SLM Student Loan Trust
3.331% due 10/25/2016		1,816	1,801

Specialty Underwriting & Residential Finance
2.629% due 06/25/2037		1,526	1,494

Wells Fargo Home Equity Trust
2.649% due 01/25/2037		813	785

Total Asset-Backed Securities (Cost $64,081)			61,647

SOVEREIGN ISSUES 1.6%

Export-Import Bank of Korea
3.166% due 06/01/2009		2,400	2,405
3.310% due 11/16/2010		5,900	5,924

Hydro Quebec
2.677% due 09/29/2049		1,200	1,046

Korea Development Bank
3.358% due 11/22/2012		2,200	2,134

Total Sovereign Issues (Cost $11,529)			11,509

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	10,233

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	989

Total Foreign Currency-Denominated Issues (Cost $7,527)			11,222

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.6%

Bank of America Corp.
7.250% due 12/31/2049		11,000	11,363

Total Convertible Preferred Stocks (Cost $11,000)			11,363

	SHARES	VALUE (000S)
PREFERRED STOCKS 1.3%

DG Funding Trust
4.946% due 12/31/2049	913	$9,518

Total Preferred Stocks (Cost $9,564)		9,518

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 24.9%

COMMERCIAL PAPER 3.8%

Federal Home Loan Bank
1.500% due 04/01/2008	$3,000	3,000

Royal Bank of Scotland Group PLC
3.070% due 04/24/2008	3,800	3,792

Westpac Banking Corp.
3.070% due 05/06/2008	21,500	21,436

		28,228

REPURCHASE AGREEMENTS 0.8%

Fixed Income Clearing Corp.
1.900% due 04/01/2008	5,675	5,675

(Dated 03/31/2008. Collateralized by Freddie Mac 3.000% due 05/13/2008 valued at $5,791. Repurchase proceeds are $5,675.)

U.S. TREASURY BILLS 20.3%
0.819% due 04/17/2008 - 07/17/2008 (c)(d)	149,550	148,939

Total Short-Term Instruments (Cost $183,198)		182,842

PURCHASED OPTIONS (i) 0.5%
(Cost $2,299)		3,328

Total Investments 115.7% (Cost $860,408)		$847,940

Written Options (j) (0.4%) (Premiums $2,119)		(3,234)

Other Assets and Liabilities (Net) (15.3%)		(111,722)

Net Assets (e) 100.0%		$732,984

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $6,471 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $8,162 and derivative instruments with an aggregate depreciation of ($189) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $119,451 at a weighted average interest rate of 3.317%. On March 31, 2008, securities valued at $198,289 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Annual Report	March 31, 2008	73

Schedule of Investments  StocksPLUS® Fund  (Cont.)

(g)	Cash of $57,720 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	625	$4,150
90-Day Eurodollar December Futures	Long	12/2009	11	(1)
90-Day Eurodollar June Futures	Long	06/2008	153	949
90-Day Eurodollar June Futures	Long	06/2009	11	0
90-Day Eurodollar March Futures	Long	03/2009	190	1,049
90-Day Eurodollar September Futures	Long	09/2009	21	16
E-mini S&P 500 Index June Futures	Long	06/2008	10,195	(5,508)
S&P 500 Index June Futures	Long	06/2008	31	188
U.S. Treasury 2-Year Note June Futures	Short	06/2008	167	15
U.S. Treasury 5-Year Note June Futures	Short	06/2008	246	(267)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	36	48
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	365	(335)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	99	263
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	14	7
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	456	315
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	61	174
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	117	401
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	337	594

				$2,058

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	Sell	1.950%	03/20/2013	CITI	$1,600	$16
American Express Co. 4.875% due 07/15/2013	Sell	2.060%	03/20/2013	DUB	800	12
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.780%	12/20/2012	RBS	600	(27)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.910%	12/20/2012	BOA	600	(24)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.930%	12/20/2012	BOA	1,000	(39)
American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008	GSC	6,200	(28)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	CSFB	1,500	1
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.870%	03/20/2013	RBS	1,500	3
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.930%	03/20/2013	DUB	1,800	9
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	1.000%	03/20/2013	BCLY	600	5
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	DUB	1,300	(19)
California State General Obligation Bonds 5.250% due 02/01/2018	Sell	0.470%	12/20/2017	LEH	600	(9)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.750%	03/20/2013	JPM	1,500	(128)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	JPM	3,000	(140)
Fannie Mae 5.250% due 08/01/2012	Sell	0.670%	12/20/2012	LEH	900	(24)
Fannie Mae 5.250% due 08/01/2012	Sell	0.675%	12/20/2012	LEH	400	(11)
Fannie Mae 5.250% due 08/01/2012	Sell	0.700%	12/20/2012	RBS	900	(23)
Fannie Mae 5.250% due 08/01/2012	Sell	0.785%	12/20/2012	RBS	1,600	(35)
Fannie Mae 5.250% due 08/01/2012	Sell	0.840%	12/20/2012	RBS	3,200	(63)
Fannie Mae 5.250% due 08/01/2012	Sell	0.950%	12/20/2012	RBS	900	(14)
Fannie Mae 5.500% due 06/09/2033	Sell	0.440%	12/20/2012	LEH	600	(2)
Fannie Mae 5.500% due 06/09/2033	Sell	0.445%	12/20/2012	LEH	800	(2)
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%	12/20/2012	RBS	1,600	1
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%	03/20/2013	RBS	2,800	1
Fannie Mae 5.500% due 06/09/2033	Sell	0.615%	03/20/2013	LEH	2,400	11
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	LEH	200	(7)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%	12/20/2008	LEH	200	(7)
Freddie Mac 5.080% due 02/07/2019	Sell	0.615%	03/20/2013	LEH	3,000	15
Freddie Mac 5.080% due 02/07/2019	Sell	0.730%	03/20/2013	RBS	1,500	16
Freddie Mac 5.080% due 02/07/2019	Sell	0.860%	03/20/2013	BCLY	1,500	25
Freddie Mac 5.875% due 03/21/2011	Sell	0.850%	12/20/2012	CSFB	600	(10)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.800%	03/20/2013	UBS	600	(14)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.968%	03/20/2013	BCLY	1,500	(24)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2013	MSC	2,300	(55)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	03/20/2013	BNP	1,400	(32)
General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%	09/20/2008	BEAR	5,100	(133)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	RBS	3,100	(39)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	09/20/2009	DUB	3,800	(201)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	BCLY	1,800	(330)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	MLP	1,400	(256)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	UBS	1,000	(170)
GMAC LLC 6.875% due 08/28/2012	Sell	1.350%	06/20/2008	LEH	3,000	(51)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2009	DUB	1,600	(106)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	1,000	(165)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.130%	06/20/2008	DUB	5,000	(13)
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.800%	03/20/2010	RBS	1,400	(14)

74	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.000%	03/20/2009	CITI	$6,000	$0
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	700	(12)
MBIA, Inc.	Sell	2.800%	12/20/2012	BOA	600	(83)
MBIA, Inc.	Sell	3.400%	12/20/2012	DUB	600	(75)
MBIA, Inc. 6.625% due 10/01/2028	Sell	4.000%	12/20/2012	BOA	600	(98)
MBIA, Inc. 6.625% due 10/01/2028	Sell	5.050%	12/20/2012	WAC	600	(79)
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008	DUB	1,500	(11)
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.700%	03/20/2013	JPM	1,000	13
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.720%	03/20/2013	LEH	2,200	31
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.260%	03/20/2013	LEH	1,800	70
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.270%	03/20/2009	BCLY	3,000	0
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	BCLY	5,000	(123)
Michigan State General Obligation Bonds, Series 2003 5.250% due 05/01/2020	Sell	0.400%	12/20/2017	LEH	600	(6)
Multiple Reference Entities of Gazprom	Sell	1.430%	12/20/2008	JPM	3,500	6
Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	HSBC	1,000	(17)
Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	DUB	3,200	(166)
Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	BCLY	1,800	(123)
New York City, New York General Obligation Bonds, Series 2007 5.000% due 01/01/2026	Sell	0.420%	12/20/2017	LEH	600	(6)
New York City, New York General Obligation Notes, Series 2007 5.000% due 01/01/2017	Sell	0.450%	03/20/2018	GSC	1,400	(10)
Ohio State General Obligation Bonds, Series 2007 5.000% due 09/01/2020	Sell	0.300%	12/20/2017	LEH	600	(7)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.600%	03/20/2009	LEH	6,400	(14)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	LEH	1,200	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	LEH	2,200	(2)
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.800%	03/20/2013	BCLY	1,500	10
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.870%	03/20/2013	CSFB	900	9
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.900%	03/20/2013	RBS	600	6
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.960%	03/20/2013	CSFB	2,500	30
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	JPM	1,600	50
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	RBS	600	19
Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009	LEH	6,000	(2,140)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	LEH	1,200	(2)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.670%	03/20/2009	GSC	2,800	1
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BCLY	1,300	(61)
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BOA	1,400	(66)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%	03/20/2009	BNP	1,400	(67)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2010	JPM	600	(50)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%	03/20/2010	MLP	800	(66)
SLM Corp. 5.125% due 08/27/2012	Sell	2.860%	12/20/2012	BOA	1,400	(256)
SLM Corp. 5.125% due 08/27/2012	Sell	4.930%	03/20/2013	JPM	1,500	(169)
SLM Corp. 5.125% due 08/27/2012	Sell	5.025%	03/20/2013	BOA	1,300	(141)
State of California General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.530%	03/20/2018	GSC	1,400	(14)
State of Michigan General Obligation Notes, Series 2003 5.250% due 05/01/2017	Sell	0.440%	03/20/2018	GSC	1,400	(10)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.370%	05/20/2008	MSC	6,000	1
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.630%	03/20/2013	UBS	600	(3)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.700%	03/20/2013	BNP	5,700	(10)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.700%	03/20/2013	RBS	3,000	(5)

						$(5,746)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	06/20/2013	DUB	$200	$(7)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	BCLY	1,700	(7)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	MSC	300	(2)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	4,968	(200)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	1,192	(47)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,100	(109)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,100	(98)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	600	(52)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	500	(43)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	4,000	37

						$(528)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Annual Report	March 31, 2008	75

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$12,600	$129
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		6,900	19
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		16,900	92
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		4,700	(98)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		2,500	(13)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		5,900	(87)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	2,300	11
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,000	9
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		1,200	(27)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		32,700	(609)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		700	(16)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		300	(7)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	3,500	3
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		19,700	109
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		800	(30)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	72
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		2,400	81
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		4,000	(240)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(31)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$5,900	(38)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	4,400	(64)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		2,900	(40)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		1,100	(15)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		2,000	0
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		1,800	5
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		2,100	(37)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$2,700	(4)

							$(833)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation
Receive	S&P 500 Index	1-Month USD-LIBOR less 0.030%	05/15/2008	MLP	18,260	$827

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	179	$3	$3
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	391	7	3
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/23/2008	30	0	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	147.000	05/23/2008	265	5	4
Call - CBOT U.S. Treasury 30-Year Bond June Futures	149.000	05/23/2008	100	1	2
Put - CME S&P 500 Index June Futures	600.000	06/19/2008	100	3	0
Put - CME S&P 500 Index June Futures	625.000	06/19/2008	95	3	0
Put - CME S&P 500 Index June Futures	675.000	06/19/2008	650	19	0
Put - CME S&P 500 Index June Futures	700.000	06/19/2008	1,150	33	14

				$74	$26

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$36,900	$411	$617
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	3,500	18	144
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	3,600	13	149
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	101,300	890	1,313
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	70,200	758	869
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	13,800	133	209

							$2,223	$3,301

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 3.125% due 11/15/2009	$104.250	06/20/2008	$4,900	$1	$0
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009	104.750	06/20/2008	2,100	0	0
Put - OTC Fannie Mae 5.000% due 05/01/2023	84.000	05/12/2008	2,000	0	1
Put - OTC Fannie Mae 5.000% due 05/01/2038	78.000	05/06/2008	9,000	1	0

				$2	$1

76	PIMCO Funds	See Accompanying Notes

March 31, 2008

(j)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,900	$42	$74
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	11,400	366	570
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,500	18	100
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,600	13	107
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	33,800	842	1,325
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	23,400	705	863
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	6,000	133	195

							$2,119	$3,234

(k)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$577	$541	0.07%

(l)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Freddie Mac	5.500%	04/01/2038	$5,200	$5,097	$5,251
U.S. Treasury Notes	3.125%	11/30/2009	4,900	5,016	5,091
U.S. Treasury Notes	3.250%	12/31/2009	3,100	3,173	3,216

				$13,286	$13,558

(2)	Market value includes $93 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	699	05/2008	$0	$(2)	$(2)
Buy	AUD	331	04/2008	2	0	2
Buy	BRL	59,384	07/2008	3,375	0	3,375
Sell		39,958	07/2008	658	0	658
Buy		17,677	12/2008	17	0	17
Sell		10,366	12/2008	123	0	123
Sell	GBP	6,743	04/2008	0	(35)	(35)
Buy	IDR	7,056,000	05/2008	0	(38)	(38)
Buy	INR	76,489	05/2008	88	0	88
Buy		22,858	08/2008	0	(11)	(11)
Sell	JPY	18,770	04/2008	1	0	1
Buy		59,039	05/2008	0	(16)	(16)
Sell		255,761	05/2008	22	0	22
Buy	KRW	1,461,334	05/2008	0	(109)	(109)
Buy		4,952,780	08/2008	0	(345)	(345)
Buy	KWD	53	05/2008	6	0	6
Buy	MXN	50,265	07/2008	145	0	145
Sell		33,827	07/2008	0	(45)	(45)
Buy	MYR	9,670	05/2008	136	0	136
Sell	NZD	12,853	04/2008	188	0	188
Buy	PHP	104,141	05/2008	212	0	212
Buy	PLN	17,125	07/2008	1,383	0	1,383
Sell		17,125	07/2008	0	(780)	(780)
Buy	RUB	114,786	07/2008	280	0	280
Sell		113,646	07/2008	0	(226)	(226)
Buy		65,045	11/2008	86	0	86
Sell		26,637	11/2008	0	(53)	(53)
Buy	SAR	717	05/2008	0	(2)	(2)
Buy	SGD	8,259	05/2008	485	0	485
Buy		1,643	11/2008	32	0	32
Buy	ZAR	965	07/2008	0	(26)	(26)

				$7,239	$(1,688)	$5,551

See Accompanying Notes	Annual Report	March 31, 2008	77

Schedule of Investments  StocksPLUS® Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Daimler Finance North America LLC
6.800% due 08/03/2012	$1,990	$1,655

Fresenius Medical Care Capital Trust
3.954% due 03/22/2013	81	78
4.071% due 03/22/2013	250	240
4.460% due 03/22/2013	23	22
5.818% due 03/22/2013	12	11

Total Bank Loan Obligations (Cost $2,266)		2,006

CORPORATE BONDS & NOTES 33.8%

BANKING & FINANCE 27.1%

American Express Bank FSB
6.000% due 09/13/2017	1,000	977

American Express Centurion Bank
6.000% due 09/13/2017	1,000	973

American General Finance Corp.
6.900% due 12/15/2017	900	882

American International Group, Inc.
5.050% due 10/01/2015	100	98
5.850% due 01/16/2018	2,300	2,263

Bank of America Corp.
3.155% due 11/06/2009 (g)	400	397
5.375% due 09/11/2012	900	938
8.000% due 12/29/2049	6,600	6,621

Barclays Bank PLC
5.450% due 09/12/2012	6,000	6,154
6.050% due 12/04/2017 (g)	600	587

Bear Stearns Cos., Inc.
3.551% due 01/30/2009	700	648

BNP Paribas
5.186% due 06/29/2049	1,200	1,008

Calabash Re Ltd.
11.200% due 01/08/2010	700	710
13.700% due 01/08/2010	800	825

Citigroup Capital XXI
8.300% due 12/21/2057	400	395

Citigroup, Inc.
6.000% due 08/15/2017	1,900	1,878
6.125% due 08/25/2036	1,200	1,057

DnB NOR Bank ASA
4.447% due 10/13/2009	600	601

Export-Import Bank of China
4.875% due 07/21/2015	100	101

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	12,800	12,656

GMAC LLC
6.000% due 12/15/2011	100	75

Goldman Sachs Group, Inc.
6.250% due 09/01/2017	1,200	1,211
6.750% due 10/01/2037 (g)	3,300	3,080

HBOS PLC
5.920% due 09/29/2049	100	74

HSBC Finance Corp.
2.981% due 03/12/2010	1,000	961

JPMorgan Chase & Co.
2.656% due 06/26/2009	500	497
6.000% due 01/15/2018	400	418

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,300	1,358

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	88

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014	$1,800	$1,778

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	1,200	1,220

MetLife, Inc.
6.400% due 12/15/2036	300	239

Morgan Stanley
2.639% due 11/21/2008	500	497

Mystic Re Ltd.
9.390% due 12/05/2008	800	793

Petroleum Export Ltd.
5.265% due 06/15/2011	72	72

Resona Bank Ltd.
5.850% due 09/29/2049	200	167

SLM Corp.
3.471% due 07/27/2009 (g)	400	337

State Street Capital Trust IV
3.800% due 06/15/2037	100	75

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	932

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	94

UBS AG
5.875% due 12/20/2017	400	410

U.S. Bancorp
3.512% due 02/04/2010	2,600	2,583

USB Capital IX
6.189% due 04/15/2049	100	74

Wachovia Corp.
7.980% due 02/28/2049	11,000	10,841

		67,643

INDUSTRIALS 5.0%

Anadarko Petroleum Corp.
3.200% due 09/15/2009	800	785

AstraZeneca PLC
5.900% due 09/15/2017	300	318
6.450% due 09/15/2037	200	215

CODELCO, Inc.
6.150% due 10/24/2036	100	101

Daimler Finance North America LLC
3.218% due 03/13/2009	300	296

HJ Heinz Co.
6.428% due 12/01/2020	100	102

International Business Machines Corp.
5.700% due 09/14/2017 (g)	5,800	6,091

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	1,300	1,291

Kraft Foods, Inc.
6.125% due 02/01/2018	500	501

Peabody Energy Corp.
7.875% due 11/01/2026	100	100

Rohm & Haas Co.
6.000% due 09/15/2017	400	407

Time Warner, Inc.
3.300% due 11/13/2009	600	575

Transocean, Inc.
3.214% due 09/05/2008	500	497

Union Pacific Corp.
5.700% due 08/15/2018	800	797

UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	297

		12,373

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.7%

Enel Finance International S.A.
6.800% due 09/15/2037	$2,200	$2,226

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	600	635

Qwest Corp.
7.625% due 06/15/2015	500	490

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	274

Telefonica Emisones SAU
2.842% due 06/19/2009	700	682

		4,307

Total Corporate Bonds & Notes (Cost $85,197)		84,323

MUNICIPAL BONDS & NOTES 1.9%

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	2,741

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	700	703

San Diego, California Tobacco Settlement Revenue Funding Corporations Revenue Bonds, Series 2006
7.125% due 06/01/2032	300	290

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	400	382

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	600	573

Total Municipal Bonds & Notes (Cost $4,777)		4,689

COMMODITY INDEX-LINKED NOTES 0.4%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	1,000	994

Total Commodity Index-Linked Notes (Cost $1,000)		994

U.S. GOVERNMENT AGENCIES 119.7%

Fannie Mae
2.666% due 12/25/2036	301	289
2.719% due 03/25/2034 (g)	199	192
2.949% due 03/25/2044	745	737
2.999% due 11/25/2032 (g)	73	72
3.875% due 08/01/2033 (g)	108	109
4.356% due 09/01/2033 (g)	861	883
4.668% due 05/25/2035 (g)	100	101
4.880% due 06/01/2033 (g)	294	300
5.000% due 11/01/2017 - 06/01/2037 (g)	21,265	21,386
5.000% due 05/01/2038	4,000	3,951
5.276% due 01/01/2036 (g)	340	346
5.407% due 05/01/2036 (g)	14	14
5.500% due 01/01/2021 - 06/01/2037 (g)	94,367	95,537
5.500% due 03/01/2038 - 04/01/2038	8,000	8,044
5.722% due 07/01/2044 (g)	116	116
5.973% due 09/01/2034 (g)	68	69
6.000% due 04/01/2036 - 01/01/2038 (g)	98,193	100,698
6.000% due 04/01/2038	8,400	8,606
6.089% due 12/01/2036 (g)	60	61
6.500% due 10/01/2035 - 10/01/2037 (g)	9,024	9,356

78	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 04/01/2038	$300	$311
7.000% due 09/01/2013	7	8

Freddie Mac
2.968% due 07/15/2019 - 10/15/2020 (g)	11,127	10,766
3.048% due 02/15/2019 (g)	4,003	3,978
4.210% due 03/01/2034 (g)	435	447
5.500% due 08/15/2030 - 04/01/2038	2,003	2,023
5.500% due 03/01/2037 - 01/01/2038 (g)	12,355	12,490
5.722% due 02/25/2045	65	63
6.000% due 09/01/2037 (g)	6,621	6,796
6.669% due 02/01/2024 (g)	20	20
8.000% due 01/01/2017 (g)	21	23

Ginnie Mae
6.000% due 05/15/2033 - 04/15/2034	47	48
6.000% due 12/15/2036 - 09/15/2037 (g)	8,402	8,686
6.375% due 03/20/2027	3	3
8.000% due 02/15/2030	2	2

Small Business Administration
4.750% due 07/01/2025	1,113	1,093
5.520% due 06/01/2024	1,206	1,249

Total U.S. Government Agencies (Cost $295,177)		298,873

U.S. TREASURY OBLIGATIONS 0.4%

Treasury Inflation Protected Securities (c)
3.000% due 07/15/2012	118	132

U.S. Treasury Notes
2.750% due 02/28/2013	900	922

Total U.S. Treasury Obligations (Cost $1,047)		1,054

MORTGAGE-BACKED SECURITIES 12.4%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	286	262

Banc of America Commercial Mortgage, Inc.
5.740% due 05/10/2045	400	405

Banc of America Funding Corp.
4.113% due 05/25/2035	487	463
6.142% due 01/20/2047	521	452

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	131	128
6.500% due 09/25/2033	45	44

Bear Stearns Adjustable Rate Mortgage Trust
4.617% due 01/25/2034	152	142
5.031% due 04/25/2033	6	6
5.072% due 11/25/2034	9	9
6.851% due 01/25/2034	9	9

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	554	436
5.371% due 05/25/2035	1,030	892
5.706% due 09/25/2035	222	182

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	156	152

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	507	385
6.000% due 10/25/2033	110	107

Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	1,210	1,173
4.800% due 11/25/2034	671	630
5.250% due 02/20/2036	145	120

CS First Boston Mortgage Securities Corp.
5.638% due 05/25/2032	2	2

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 02/25/2037	$1,810	$1,696

First Horizon Asset Securities, Inc.
5.370% due 08/25/2035	376	355

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	555	501
2.679% due 01/25/2047	670	637

GSR Mortgage Loan Trust
5.250% due 11/25/2035	687	614
5.312% due 06/25/2034	391	368
6.000% due 03/25/2032	1	1

Harborview Mortgage Loan Trust
3.938% due 06/19/2034	9,900	8,836

Impac CMB Trust
4.135% due 07/25/2033	74	70

Indymac Index Mortgage Loan Trust
5.051% due 12/25/2034	210	191

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	1,261

JPMorgan Mortgage Trust
5.023% due 02/25/2035	402	366

MASTR Asset Securitization Trust
5.500% due 09/25/2033	37	36

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	232	187
4.910% due 12/25/2032	18	17

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	179	155
3.599% due 10/25/2035	122	106
6.944% due 01/25/2029	122	119

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	1	1

Prime Mortgage Trust
2.999% due 02/25/2019	16	15
2.999% due 02/25/2034	99	89

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	435	414

Structured Adjustable Rate Mortgage Loan Trust
5.540% due 08/25/2035	232	195

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	527	437

Structured Asset Securities Corp.
5.463% due 10/25/2035	523	500

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	509	483

WaMu Mortgage Pass-Through Certificates
2.889% due 10/25/2045	110	88
3.239% due 12/25/2027	1,194	1,131
5.220% due 02/27/2034	64	61
5.326% due 02/25/2046	379	295
5.526% due 11/25/2042	77	73
5.726% due 08/25/2042	51	47

Washington Mutual MSC Mortgage Pass-Through Certificates
7.020% due 02/25/2033	1	1

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	835	784
4.950% due 03/25/2036	626	597
4.992% due 10/25/2035	4,333	4,218

Total Mortgage-Backed Securities (Cost $33,268)		30,944

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 14.8%

ACE Securities Corp.
2.649% due 12/25/2036	$180	$173

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	18	16

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	274	267
2.759% due 05/25/2035	49	43

Bank One Issuance Trust
2.928% due 12/15/2010	4,400	4,400

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	606	566
2.679% due 10/25/2036	251	239

Carrington Mortgage Loan Trust
2.649% due 01/25/2037	2,186	2,047

Chase Credit Card Master Trust
2.928% due 02/15/2011	1,000	996

Chase Issuance Trust
3.609% due 05/16/2011 (a)	2,500	2,500

Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	5,120	4,950
2.679% due 06/25/2037	472	441
3.079% due 12/25/2031	87	78

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032	17	15

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	851	770
2.649% due 12/25/2036	429	406
2.669% due 12/25/2037	2,387	2,253

First USA Credit Card Master Trust
2.935% due 04/18/2011	1,600	1,598

Fremont Home Loan Trust
2.649% due 10/25/2036	1,655	1,632
2.659% due 01/25/2037	402	366

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	322	311

JPMorgan Mortgage Acquisition Corp.
2.649% due 07/25/2036	636	600
2.649% due 10/25/2036	2,006	1,869

Lehman XS Trust
2.669% due 05/25/2046	127	120

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	306	304
2.639% due 11/25/2036	1,753	1,667
2.879% due 10/25/2034	12	11

MASTR Asset-Backed Securities Trust
2.659% due 11/25/2036	512	484

Merrill Lynch Mortgage Investors, Inc.
2.629% due 06/25/2037	281	276
2.669% due 08/25/2036	1,122	1,071

Morgan Stanley ABS Capital I
2.649% due 10/25/2036	210	204

Nationstar Home Equity Loan Trust
2.719% due 04/25/2037	2,003	1,947

Option One Mortgage Loan Trust
2.649% due 07/25/2036	173	171

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036	639	617
2.699% due 08/25/2046	2,008	1,914

Soundview Home Equity Loan Trust
2.679% due 01/25/2037	1,764	1,684

Truman Capital Mortgage Loan Trust
2.939% due 01/25/2034	68	66

Total Asset-Backed Securities (Cost $38,418)		37,072

See Accompanying Notes	Annual Report	March 31, 2008	79

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.0%

China Development Bank
5.000% due 10/15/2015		$100	$100

Total Sovereign Issues (Cost $99)			100

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	300	160

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	2,000	2,991

Total Foreign Currency-Denominated Issues (Cost $2,885)			3,151

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.9%

DG Funding Trust
4.946% due 12/31/2049	217	$2,262

Total Preferred Stocks (Cost $2,294)		2,262

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 21.6%

COMMERCIAL PAPER 4.2%

Federal Home Loan Bank
1.500% due 04/01/2008	$10,400	10,400

REPURCHASE AGREEMENTS 0.4%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	1,000	1,000

(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,026. Repurchase proceeds are $1,000.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 17.0%
0.928% due 04/17/2008 -07/24/2008 (b)(d)(e)(h)	$42,685	$42,445

Total Short-Term Instruments (Cost $53,984)		53,845

PURCHASED OPTIONS (j) 1.7%
(Cost $1,326)		4,206

Total Investments 209.6% (Cost $521,738)		$523,519

Written Options (k) (1.4%) (Premiums $1,521)		(3,604)

Other Assets and Liabilities (Net) (108.2%)		(270,195)

Net Assets (f) 100.0%		$249,720

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $498 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	Securities with an aggregate market value of $199 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(f)	As of March 31, 2008, portfolio securities with an aggregate value of $3,493 and derivative instruments with an aggregate depreciation of ($163) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $217,574 at a weighted average interest rate of 4.357%. On March 31, 2008, securities valued at $282,937 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $582 and cash of $16,545 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index June Futures	Long	06/2008	449	$(401)
Euro-Bobl June Futures	Long	06/2008	5	(15)
Euro-Bobl June Futures Put Options Strike @ EUR 104.000	Long	06/2008	5	0
Euro-Schatz June Futures	Short	06/2008	17	12
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	17	0
S&P 500 Index June Futures	Long	06/2008	668	(1,133)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	71	1
U.S. Treasury 5-Year Note June Futures	Short	06/2008	431	(402)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	112	225
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	63	118
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	148	47
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	28	83
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	67	218
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	57	50

				$(1,195)

(i)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	$2,700	$(16)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	LEH	1,500	(10)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.170%	03/20/2013	RBS	400	(43)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	700	(12)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	BCLY	700	(19)

80	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.670%	03/20/2013	BCLY	$1,400	$25
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	200	(38)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	GSC	400	(28)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.050%	03/20/2013	GSC	400	(26)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	1,500	(80)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	500	(102)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	300	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	3,600	(25)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	200	(3)
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	800	(1)
Multiple Reference Entities of Gazprom	Sell	1.600%	12/20/2012	BCLY	1,200	(60)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	4,000	(19)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	1,900	(4)
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	DUB	2,000	(3)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	MSC	100	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	LEH	400	(2)
SLM Corp. 5.125% due 08/27/2012	Sell	5.100%	03/20/2009	JPM	500	(21)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	2,400	(19)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.305%	03/20/2013	JPM	1,300	(26)

						$(533)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$1,000	$51
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	994	(39)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,000	(99)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,000	(89)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(43)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	BCLY	300	(2)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	1,400	12
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	200	0
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	200	0

						$(209)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	13,900	$(53)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		500	3
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$10,800	71
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		13,100	53
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		400	(3)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		1,800	(141)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		100	1
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		800	(7)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		400	2
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		1,000	2
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	1,100	5
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		500	(11)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		400	(9)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		900	(22)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	2,600	5
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		1,400	(26)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		1,900	27
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	1,100	(5)
Pay	6-Month EUR-LIBOR	5.000%	12/19/2009	DUB		2,500	35
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		1,400	12
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		700	6
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		1,600	(11)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		400	(6)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		900	10
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	2,900	6
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		1,700	3
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		1,500	2

See Accompanying Notes	Annual Report	March 31, 2008	81

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	1,400	$1
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		1,700	27
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		300	3
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		3,400	27
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		7,400	148
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		2,100	41
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		5,900	(224)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	31
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		300	(3)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		300	(3)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		400	0
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	(1)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		200	16
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		200	16
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		600	31
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		1,200	78
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(61)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(13)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		100	(16)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	40,000	20
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		90,000	44
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	4,700	4
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		1,200	3
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$700	(38)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	1,700	(25)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		1,100	(15)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		400	(5)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		1,700	1
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		700	2
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		2,900	(52)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		2,000	(29)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		1,500	(2)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$1,000	(2)

							$(63)

(j)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	62	$1	$1
Call - CBOT U.S. Treasury 2-Year Note June Futures	110.000	05/23/2008	7	1	0
Call - CBOT U.S. Treasury 2-Year Note June Futures	110.500	05/23/2008	22	1	1
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	652	14	5
Call - CBOT U.S. Treasury 10-Year Note June Futures	137.000	05/23/2008	74	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	83.000	05/23/2008	132	1	2
Put - CME S&P 500 Index June Futures	650.000	06/19/2008	736	21	0

				$40	$10

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$28,400	$313	$475
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	24,500	118	1,012
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	35,200	125	1,454
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	7,500	30	310
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	43,800	389	568
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	24,000	259	297
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	4,600	44	70

							$1,278	$4,186

82	PIMCO Funds	See Accompanying Notes

March 31, 2008

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 05/01/2038	$106.000	05/06/2008	$12,600	$2	$0
Put - OTC Fannie Mae 5.000% due 05/01/2038	78.000	05/06/2008	4,000	0	0
Put - OTC Fannie Mae 5.500% due 05/01/2038	86.000	05/06/2008	47,700	6	9
Put - OTC Fannie Mae 6.000% due 04/01/2038	91.000	04/07/2008	4,000	0	0
Put - OTC Freddie Mac 5.500% due 06/01/2038	84.000	06/05/2008	2,000	0	1

				$8	$10

(k)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	85	$98	$181
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	28	34	33
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	100	143	22
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	14	11	7

				$286	$243

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$7,200	$182	$278
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	3,800	122	190
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	10,500	118	703
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	15,300	127	1,024
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,500	32	234
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	14,600	369	572
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	8,000	241	295
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	2,000	44	65

							$1,235	$3,361

(l)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	03/01/2038	$4,000	$3,917	$4,006
Freddie Mac	6.000%	04/01/2038	12,600	12,655	12,921
Ginnie Mae	6.000%	04/01/2038	8,400	8,647	8,669
U.S. Treasury Notes	2.000%	02/28/2010	900	905	910
U.S. Treasury Notes	2.125%	01/31/2010	900	906	914
U.S. Treasury Notes	2.750%	02/28/2013	900	913	926
U.S. Treasury Notes	2.875%	01/31/2013	14,400	14,579	14,813
U.S. Treasury Notes	3.125%	11/30/2009	2,100	2,150	2,182
U.S. Treasury Notes	3.250%	12/31/2009	1,200	1,228	1,245
U.S. Treasury Notes	4.250%	08/15/2013	800	864	879
U.S. Treasury Notes	4.500%	05/15/2017	7,400	7,882	8,187

				$54,646	$55,652

(2)	Market value includes $317 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	248	05/2008	$0	$(1)	$(1)
Buy	AUD	249	04/2008	1	0	1
Buy	BRL	14,552	07/2008	876	0	876
Sell		11,314	07/2008	183	0	183
Buy		10,473	12/2008	10	0	10
Sell		11,255	12/2008	121	0	121
Buy	CLP	64,260	12/2008	12	0	12
Sell	EUR	2,144	04/2008	0	(41)	(41)
Sell	GBP	2,799	04/2008	6	(13)	(7)
Buy	IDR	2,469,600	05/2008	0	(13)	(13)
Buy	INR	30,404	05/2008	34	0	34
Buy		19,694	08/2008	0	(11)	(11)
Sell	JPY	8,144	04/2008	0	0	0
Buy		54,762	05/2008	8	(4)	4
Sell		115,655	05/2008	7	0	7

See Accompanying Notes	Annual Report	March 31, 2008	83

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	368,752	05/2008	$0	$(25)	$(25)
Buy		1,205,984	08/2008	0	(66)	(66)
Buy	KWD	19	05/2008	2	0	2
Buy	MXN	19,690	07/2008	62	0	62
Sell		19,690	07/2008	0	(23)	(23)
Buy	MYR	3,221	05/2008	45	0	45
Buy	PHP	37,343	05/2008	76	0	76
Buy	PLN	3,945	07/2008	319	0	319
Sell		3,945	07/2008	0	(180)	(180)
Buy	RUB	31,764	07/2008	79	0	79
Sell		31,305	07/2008	0	(62)	(62)
Buy		20,383	11/2008	27	0	27
Sell		6,732	11/2008	0	(13)	(13)
Buy	SAR	254	05/2008	0	(1)	(1)
Buy	SEK	534	06/2008	3	0	3
Buy	SGD	3,729	05/2008	217	0	217
Buy		728	11/2008	14	0	14
Buy	ZAR	379	07/2008	0	(10)	(10)

				$2,102	$(463)	$1,639

84	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® TR Short Strategy Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 27.1%

BANKING & FINANCE 21.4%

American Express Centurion Bank
2.835% due 04/17/2009	$1,200	$1,197

American Express Co.
7.000% due 03/19/2018	600	631

American General Finance Corp.
6.900% due 12/15/2017	400	392

American Honda Finance Corp.
3.050% due 03/09/2009	500	500

American International Group, Inc.
5.850% due 01/16/2018	400	394

ANZ National International Ltd.
3.168% due 08/07/2009	1,100	1,098

Bank of America Corp.
6.000% due 09/01/2017	300	316
8.000% due 12/29/2049	600	602

Bank of Scotland PLC
4.037% due 07/17/2009	600	600

Barclays Bank PLC
6.050% due 12/04/2017 (f)	200	196

Bear Stearns Cos., Inc.
2.786% due 03/30/2009	400	380
3.160% due 08/21/2009	200	189
3.456% due 04/29/2008	900	896

BNP Paribas
5.186% due 06/29/2049	200	168

C10 Capital SPV Ltd.
6.722% due 12/31/2049	200	185

Calabash Re Ltd.
11.200% due 01/08/2010	400	406

CIT Group, Inc.
2.729% due 12/19/2008	100	90
3.302% due 05/23/2008	100	98
3.401% due 01/30/2009	1,100	958

Citigroup Capital XXI
8.300% due 12/21/2057	4,000	3,953

Citigroup Funding, Inc.
2.599% due 04/23/2009	100	99
2.606% due 06/26/2009 (f)	200	197
2.980% due 12/08/2008	100	99

Citigroup, Inc.
2.701% due 12/28/2009 (f)	300	294
5.300% due 10/17/2012	200	201
5.500% due 08/27/2012	500	504
5.850% due 07/02/2013	200	203
6.000% due 08/15/2017	300	297
6.125% due 08/25/2036	100	88

Ford Motor Credit Co. LLC
6.625% due 06/16/2008	5,300	5,240

Foundation Re II Ltd.
9.820% due 11/26/2010	400	408

General Electric Capital Corp.
2.931% due 03/12/2010 (f)	100	100
3.964% due 01/20/2010 (f)	700	695
6.375% due 11/15/2067	100	98

Goldman Sachs Group, Inc.
2.689% due 12/22/2008	200	199
2.746% due 03/30/2009	200	198
3.186% due 11/10/2008	300	298
3.406% due 07/29/2008	400	399
4.178% due 07/23/2009	20	20
5.950% due 01/18/2018	100	99
6.150% due 04/01/2018 (a)	500	501
6.250% due 09/01/2017	600	605
6.750% due 10/01/2037 (f)	1,500	1,400

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Bank USA N.A.
3.130% due 06/10/2009	$300	$299

HSBC Finance Corp.
2.930% due 09/15/2008	1,000	991
3.954% due 10/21/2009	200	193

HSBC Holdings PLC
6.500% due 05/02/2036	400	388
6.500% due 09/15/2037	100	95

International Lease Finance Corp.
3.312% due 05/24/2010	900	852

JPMorgan Chase & Co.
4.919% due 10/02/2009	500	495
6.000% due 01/15/2018	200	209

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	313

Keycorp
2.706% due 05/26/2009	2,700	2,695

Lehman Brothers Holdings, Inc.
2.788% due 04/03/2009	300	286
2.809% due 12/23/2010	200	171
3.346% due 11/10/2009	200	181
3.984% due 10/22/2008	500	487
4.171% due 07/18/2011	300	267
5.625% due 01/24/2013	300	292

MBNA Corp.
3.525% due 05/05/2008	1,100	1,101

MetLife, Inc.
6.400% due 12/15/2036	100	80

Morgan Stanley
3.206% due 02/09/2009	900	890
4.134% due 01/22/2009	100	98
5.950% due 12/28/2017	200	194
6.250% due 08/28/2017	200	199

Mystic Re Ltd.
9.390% due 12/05/2008	300	297

National Australia Bank Ltd.
2.979% due 09/11/2009	400	400

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	300	300
6.990% due 10/29/2049	3,000	2,552

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	90

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008 (f)	700	698
3.954% due 10/21/2008	600	599

SLM Corp.
3.491% due 07/26/2010	100	79
3.541% due 07/25/2008	1,300	1,278

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	200	158

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	85

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	94

UBS AG
5.875% due 12/20/2017	200	205

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	200	200

Wachovia Bank N.A.
2.639% due 03/23/2009	800	793

Wachovia Corp.
3.301% due 10/28/2008	600	597
4.388% due 10/15/2011	200	185
5.750% due 02/01/2018	600	589
7.980% due 02/28/2049	7,200	7,096

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo & Co.
2.659% due 03/23/2010	$800	$787

		53,349

INDUSTRIALS 4.3%

Anadarko Petroleum Corp.
3.200% due 09/15/2009	500	491

AstraZeneca PLC
5.900% due 09/15/2017	100	106
6.450% due 09/15/2037	100	108

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	300	326

Comcast Corp.
4.677% due 07/14/2009	400	389

CSC Holdings, Inc.
7.250% due 07/15/2008	1,000	1,002

Daimler Finance North America LLC
3.218% due 03/13/2009	200	198
3.298% due 03/13/2009	300	296
3.562% due 08/03/2009	300	295

Diageo Capital PLC
3.196% due 11/10/2008	600	598

Gaz Capital S.A.
6.212% due 11/22/2016	100	93

General Electric Co.
3.030% due 12/09/2008	400	400

International Business Machines Corp.
5.700% due 09/14/2017 (f)	2,000	2,100

Kraft Foods, Inc.
6.125% due 02/01/2018	200	200

Rohm & Haas Co.
6.000% due 09/15/2017	100	102

Safeway, Inc.
3.005% due 03/27/2009	1,300	1,282

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009	500	501
5.500% due 02/16/2012	700	744

Transocean, Inc.
3.214% due 09/05/2008	300	299

Union Pacific Corp.
5.700% due 08/15/2018	600	598

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	600	600

Williams Cos., Inc.
6.375% due 10/01/2010	100	103

		10,831

UTILITIES 1.4%

AT&T, Inc.
3.155% due 05/15/2008	200	200

BellSouth Corp.
3.165% due 08/15/2008 (f)	400	400

Enel Finance International S.A.
6.800% due 09/15/2037	700	708

Florida Power Corp.
3.468% due 11/14/2008	700	700

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	100	97

NGPL Pipe Co. LLC
6.514% due 12/15/2012	200	208

Southern California Edison Co.
3.212% due 02/02/2009	200	193

See Accompanying Notes	Annual Report	March 31, 2008	85

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Telefonica Emisones SAU
2.842% due 06/19/2009	$1,000	$974

		3,480

Total Corporate Bonds & Notes (Cost $68,857)		67,660

MUNICIPAL BONDS & NOTES 1.1%

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	973

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	95	93

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	503

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	23

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,000	881

San Diego, California Tobacco Settlement Revenue Funding Corporations Revenue Bonds, Series 2006
7.125% due 06/01/2032	100	97

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	300	286

Total Municipal Bonds & Notes (Cost $2,928)		2,856

U.S. GOVERNMENT AGENCIES 48.6%

Fannie Mae
2.949% due 09/25/2042	200	199
4.176% due 06/01/2034	549	552
4.442% due 09/01/2035	216	219
4.567% due 07/01/2035	173	174
4.634% due 09/01/2035	228	228
4.667% due 12/01/2033	96	97
4.695% due 12/01/2033	59	59
4.835% due 06/01/2035	282	286
4.989% due 06/01/2035	265	270
5.000% due 10/01/2035 - 05/01/2038	2,974	2,939
5.000% due 03/01/2036 (f)	7,902	7,834
5.039% due 03/01/2035	36	37
5.500% due 11/01/2021 - 05/01/2038	49,611	50,113
5.500% due 05/01/2035 - 03/01/2037 (f)	4,772	4,823
6.000% due 10/01/2026 - 10/01/2036 (f)	11,892	12,206
6.000% due 02/01/2027 - 04/01/2038	20,878	21,416
6.329% due 10/01/2034	22	22
6.442% due 11/01/2035	37	38
6.500% due 08/01/2037 - 09/01/2037	2,299	2,384

Freddie Mac
2.968% due 07/15/2019 - 10/15/2020	4,743	4,590
3.048% due 02/15/2019	1,601	1,591
3.218% due 06/15/2018	27	27
4.701% due 06/01/2035	437	444
4.876% due 11/01/2034	168	174
5.000% due 12/15/2020 - 01/15/2024	115	116

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 03/01/2037 (f)	$5,022	$5,077
6.000% due 08/01/2027 - 09/01/2037	3,424	3,517

Ginnie Mae
6.000% due 02/15/2036 - 09/15/2037	1,838	1,900

Small Business Administration
5.520% due 06/01/2024	19	20

Total U.S. Government Agencies (Cost $119,203)		121,352

U.S. TREASURY OBLIGATIONS 0.4%

Treasury Inflation Protected Securities (c)
3.000% due 07/15/2012	118	132

U.S. Treasury Notes
2.750% due 02/28/2013	800	814

Total U.S. Treasury Obligations (Cost $944)		946

MORTGAGE-BACKED SECURITIES 5.6%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	41	37

Banc of America Commercial Mortgage, Inc.
5.740% due 05/10/2045	300	304

Banc of America Funding Corp.
4.113% due 05/25/2035	70	66

Banc of America Mortgage Securities, Inc.
4.362% due 05/25/2033	330	323

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	161	155
4.777% due 11/25/2034	141	137
5.072% due 11/25/2034	454	441

Bear Stearns Alt-A Trust
5.371% due 05/25/2035	12	10
5.706% due 09/25/2035	55	46

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	78	76
4.900% due 12/25/2035	120	114

Countrywide Alternative Loan Trust
2.879% due 02/25/2037	722	568
4.500% due 06/25/2035	332	329

Countrywide Home Loan Mortgage Pass-Through Trust
2.839% due 04/25/2035	1	1
4.723% due 02/20/2035	504	489
4.800% due 11/25/2034	276	259
5.250% due 02/20/2036	73	60

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	62	62

GSR Mortgage Loan Trust
4.539% due 09/25/2035	214	202
5.250% due 11/25/2035	344	307

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	880	829
2.779% due 05/19/2035	58	46

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	1,700	1,653

JPMorgan Mortgage Trust
5.023% due 02/25/2035	134	122

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	123	123

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	67	63

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mellon Residential Funding Corp.
3.561% due 12/15/2030	$509	$490
3.601% due 06/15/2030	7	7

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,590	1,542

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	66	53
6.033% due 05/25/2033	271	251

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	179	155

Morgan Stanley Capital I
5.809% due 12/12/2049	1,700	1,689

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	177	169
5.317% due 08/25/2034	245	228
5.726% due 01/25/2035	124	118

Structured Asset Mortgage Investments, Inc.
2.879% due 02/25/2036	69	54

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	218	207

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	892	838

WaMu Mortgage Pass-Through Certificates
5.526% due 11/25/2042	33	31
5.572% due 10/25/2046	694	571

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	385	362
4.950% due 03/25/2036	313	298

Total Mortgage-Backed Securities (Cost $14,128)		13,885

ASSET-BACKED SECURITIES 2.0%

ACE Securities Corp.
2.659% due 10/25/2036	282	268

American Express Credit Account Master Trust
3.318% due 02/15/2012	149	145

Argent Securities, Inc.
2.649% due 09/25/2036	78	76

Asset-Backed Securities Corp. Home Equity
2.759% due 05/25/2035	3	3
2.874% due 09/25/2034	72	64

Citigroup Mortgage Loan Trust, Inc.
2.659% due 05/25/2037	675	643

Countrywide Asset-Backed Certificates
2.649% due 03/25/2047	176	173
2.669% due 06/25/2037	195	189
3.079% due 12/25/2031	1	1

Ford Credit Auto Owner Trust
3.418% due 07/15/2010	500	498

GSR Mortgage Loan Trust
2.699% due 11/25/2030	9	9

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	134	124

JPMorgan Mortgage Acquisition Corp.
2.649% due 08/25/2036	85	82

Long Beach Mortgage Loan Trust
2.659% due 10/25/2036	839	810
2.689% due 01/25/2046	6	6
2.879% due 10/25/2034	9	8

Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	26	26

Park Place Securities, Inc.
2.911% due 10/25/2034	325	272

86	PIMCO Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Mortgage Products, Inc.
2.679% due 10/25/2036		$256	$245

Residential Asset Securities Corp.
2.669% due 11/25/2036		190	181

SLM Student Loan Trust
3.321% due 10/27/2014		756	752
3.331% due 01/25/2016		55	55
3.331% due 01/25/2018		63	63

Soundview Home Equity Loan Trust
2.659% due 06/25/2036		7	7

Structured Asset Securities Corp.
2.649% due 10/25/2036		274	265

Total Asset-Backed Securities (Cost $5,164)			4,965

SOVEREIGN ISSUES 0.0%

Russia Government International Bond
8.250% due 03/31/2010		11	12

Total Sovereign Issues (Cost $12)			12

FOREIGN CURRENCY-DENOMINATED ISSUES 1.1%

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	1,900	2,842

Total Foreign Currency-Denominated Issues (Cost $2,568)			2,842

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.4%

DG Funding Trust
4.946% due 12/31/2049	85	$886

Total Preferred Stocks (Cost $904)		886

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 31.4%

COMMERCIAL PAPER 16.4%

Bank of America Corp.
2.950% due 04/07/2008	$4,600	4,598

Barclays U.S. Funding Corp.
3.025% due 05/20/2008	5,200	5,179

Federal Home Loan Bank
1.500% due 04/01/2008	9,700	9,700

Nordea N.A., Inc.
2.950% due 04/09/2008	6,100	6,096

Societe General N.A.
2.770% due 06/16/2008	6,700	6,661

UBS Finance Delaware LLC
3.020% due 04/04/2008	1,600	1,600
3.035% due 06/02/2008	5,200	5,175

Westpac Trust Securities NZ Ltd.
4.320% due 04/07/2008	2,000	1,998

		41,007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 3.5%

State Street Bank and Trust Co.
1.900% due 04/01/2008	$8,651	$8,651

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $8,828. Repurchase proceeds are $8,651.)

U.S. TREASURY BILLS 11.5%
0.655% due 04/17/2008 - 07/17/2008 (b)(d)	28,800	28,742

Total Short-Term Instruments (Cost $78,429)		78,400

PURCHASED OPTIONS (i) 0.6%
(Cost $422)		1,555

Total Investments 118.3% (Cost $293,559)		$295,359

Written Options (j) (0.6%) (Premiums $653)		(1,421)

Other Assets and Liabilities (Net) (17.7%)		(44,297)

Net Assets (e) 100.0%		$249,641

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $571 and derivative instruments with an aggregate depreciation of ($78) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $32,262 at a weighted average interest rate of 4.526%. On March 31, 2008, securities valued at $35,539 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $16,491 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	313	$2,175
90-Day Eurodollar December Futures	Long	12/2009	12	0
90-Day Eurodollar June Futures	Long	06/2008	159	984
90-Day Eurodollar June Futures	Long	06/2009	12	1
90-Day Eurodollar March Futures	Long	03/2009	117	578
90-Day Eurodollar September Futures	Long	09/2008	16	111
90-Day Eurodollar September Futures	Long	09/2009	22	16
E-mini S&P 500 Index June Futures	Short	06/2008	1,250	(635)
Euro-Bobl June Futures	Long	06/2008	5	(15)
Euro-Schatz June Futures	Short	06/2008	16	11
S&P 500 Index June Futures	Short	06/2008	506	(1,578)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	55	0
U.S. Treasury 5-Year Note June Futures	Long	06/2008	71	(9)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	267	720
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	39	62
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	97	46
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	15	45
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	30	103
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	53	67

				$2,683

See Accompanying Notes	Annual Report	March 31, 2008	87

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.880%	03/20/2013	RBS	$8,200	$20
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	1,200	(7)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	08/20/2016	MSC	500	(5)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.670%	03/20/2013	BCLY	800	15
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	GSC	300	(21)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.050%	03/20/2013	GSC	300	(20)
GMAC LLC 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	BOA	1,000	(57)
GMAC LLC 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	LEH	700	(37)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	100	0
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	1,300	(9)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009	MSC	200	(1)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	100	(2)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	100	0
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	300	0
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	MSC	100	(3)
Multiple Reference Entities of Gazprom	Sell	2.480%	02/20/2013	MSC	1,000	(18)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	1,400	(7)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	CSFB	200	(1)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	800	(1)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.620%	08/20/2011	BCLY	500	(8)
Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	DUB	800	(1)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	LEH	200	(1)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.495%	08/20/2011	BCLY	500	(13)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	700	(6)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	BCLY	300	(3)

						$(186)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$800	$41
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	500	(44)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	1,500	(6)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	2,000	(6)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	7,700	52
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	1,300	12

						$49

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	4,200	$(16)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		300	2
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		$4,500	97
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		12,800	51
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		2,200	(29)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		3,200	(26)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	GSC		700	(74)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		300	(26)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		600	(4)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		400	2
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		700	0
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	200	1
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		200	(4)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		200	(4)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		200	(4)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		700	(17)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	2,800	5
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	400	(2)
Pay	6-Month EUR-LIBOR	5.000%	12/19/2009	DUB		1,300	18
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		600	5
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		300	3
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		1,500	(10)

88	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC	EUR	400	$(6)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		600	6
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	1,000	2
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		600	1
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		600	1
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		600	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		600	9
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100	1
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		1,200	10
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		3,000	60
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		900	17
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		300	(3)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		300	(3)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		400	0
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	(1)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		200	16
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		100	9
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		300	19
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		600	48
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		200	(24)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(13)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	20,000	10
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		30,000	15
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	2,000	2
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		500	1
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		500	(27)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	700	(10)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		500	(7)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		200	(3)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		600	0
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		300	1
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		1,100	(20)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		800	(12)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		1,000	(1)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		$2,000	(5)

							$57

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	50	$1	$1
Call - CBOT U.S. Treasury 5-Year Note June Futures	132.000	05/23/2008	10	0	0
Call - CME S&P 500 Index June Futures	1,775.000	06/19/2008	125	4	0
Call - CME S&P 500 Index June Futures	1,800.000	06/20/2008	450	13	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	159	3	2

				$21	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$11,500	$126	$192
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	13,000	63	537
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	11,000	39	455
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,000	14	165
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	3,000	28	39
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	9,600	104	119
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	2,300	22	35

							$396	$1,542

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 05/01/2038	$86.000	05/06/2008	$14,000	$4	$3
Put - OTC Fannie Mae 5.500% due 06/01/2038	86.375	06/05/2008	10,000	1	7

				$5	$10

See Accompanying Notes	Annual Report	March 31, 2008	89

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

(j)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	89	$105	$189
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	26	32	31
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	90	127	19
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	13	10	7

				$274	$246

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,900	$73	$112
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	1,400	45	70
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,500	62	368
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,000	41	335
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,500	12	100
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,000	27	39
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	3,200	97	118
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	1,000	22	33

							$379	$1,175

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	6.500%	04/01/2038	$400	$409	$414
Ginnie Mae	6.000%	04/01/2038	1,800	1,853	1,858
U.S. Treasury Notes	2.000%	02/28/2010	700	704	708
U.S. Treasury Notes	2.125%	01/31/2010	700	704	711
U.S. Treasury Notes	2.750%	02/28/2013	800	811	820
U.S. Treasury Notes	2.875%	01/31/2013	2,800	2,835	2,880
U.S. Treasury Notes	3.125%	11/30/2009	1,000	1,024	1,039
U.S. Treasury Notes	3.250%	12/31/2009	600	614	622
U.S. Treasury Notes	4.250%	08/15/2013	700	756	770
U.S. Treasury Notes	4.500%	05/15/2017	1,900	2,036	2,103

				$11,746	$11,925

(2)	Market value includes $95 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	114	05/2008	$0	$0	$0
Buy	BRL	8,332	07/2008	515	0	515
Sell		732	07/2008	11	0	11
Buy		2,461	12/2008	4	0	4
Sell		179	12/2008	2	0	2
Sell	EUR	1,994	04/2008	0	(38)	(38)
Buy	GBP	290	04/2008	0	(1)	(1)
Sell		2,361	04/2008	5	(8)	(3)
Buy	IDR	970,200	05/2008	0	(5)	(5)
Buy	INR	12,168	05/2008	14	0	14
Buy		7,782	08/2008	0	(4)	(4)
Sell	JPY	5,164	04/2008	0	0	0
Buy		70,625	05/2008	6	(12)	(6)
Sell		119,947	05/2008	10	0	10
Buy	KRW	150,529	05/2008	0	(11)	(11)
Buy		620,019	08/2008	0	(35)	(35)
Buy	KWD	9	05/2008	1	0	1
Buy	MXN	8,681	07/2008	27	0	27
Sell		4,494	07/2008	0	(6)	(6)
Buy	MYR	1,061	05/2008	14	0	14
Buy	PHP	14,314	05/2008	29	0	29
Buy	PLN	1,624	07/2008	132	0	132
Sell		1,624	07/2008	0	(74)	(74)
Buy	RUB	20,009	07/2008	50	0	50
Sell		18,433	07/2008	0	(37)	(37)

90	PIMCO Funds	See Accompanying Notes

March 31, 2008

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	RUB	8,555	11/2008	$11	$0	$11
Buy	SAR	116	05/2008	0	0	0
Buy	SEK	987	06/2008	6	0	6
Buy	SGD	611	05/2008	35	0	35
Buy		673	11/2008	13	0	13
Buy	ZAR	150	07/2008	0	(4)	(4)

				$885	$(235)	$650

See Accompanying Notes	Annual Report	March 31, 2008	91

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

Daimler Finance North America LLC
6.800% due 08/03/2012	$59,501	$49,493

Georgia-Pacific Corp.
4.446% due 12/20/2012	800	744
4.740% due 12/20/2012	8,905	8,273
4.835% due 12/20/2012	1,048	973

HCA, Inc.
4.946% due 11/16/2013	19,651	18,102

Shackleton Re Ltd.
10.750% due 08/01/2008	5,000	4,825
11.250% due 08/01/2008	3,000	2,895

Tribune Co.
7.396% due 05/30/2009	7,000	6,296

Total Bank Loan Obligations (Cost $102,051)		91,601

CORPORATE BONDS & NOTES 8.4%

BANKING & FINANCE 6.1%

Allstate Life Global Funding Trusts CPI Linked Bond
5.130% due 03/01/2010	7,000	6,942

American Express Bank FSB
6.000% due 09/13/2017	23,900	23,357

American Express Centurion Bank
3.075% due 05/07/2008	7,000	6,999
6.000% due 09/13/2017	24,800	24,117

American Express Co.
7.000% due 03/19/2018	25,740	27,090
8.150% due 03/19/2038	7,390	8,214

American International Group, Inc.
5.850% due 01/16/2018	22,500	22,137

Atlantic & Western Re Ltd.
10.979% due 01/09/2009	15,000	15,114

Bank of America Corp.
3.155% due 11/06/2009	9,600	9,533
8.000% due 12/29/2049	14,700	14,747

Bank of Scotland PLC
4.037% due 07/17/2009	4,600	4,599

Barclays Bank PLC
6.050% due 12/04/2017	41,300	40,385
7.434% due 09/29/2049	8,500	7,700

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	26,500	26,547
7.250% due 02/01/2018	15,000	15,539

C10 Capital SPV Ltd.
6.722% due 12/31/2049	1,000	927

C5 Capital SPV Ltd.
6.196% due 12/01/2049	5,000	4,939

Calabash Re Ltd.
11.200% due 01/08/2010	4,100	4,160
13.700% due 01/08/2010	2,400	2,476

Caterpillar Financial Services Corp.
3.130% due 05/18/2009	2,400	2,391

CIT Group, Inc.
5.000% due 11/24/2008	24,000	22,064

Citigroup Capital XXI
8.300% due 12/21/2057	15,100	14,923

Citigroup Funding, Inc.
2.599% due 04/23/2009	5,000	4,940

Citigroup, Inc.
2.701% due 12/28/2009	49,400	48,384
3.291% due 01/30/2009	4,600	4,560

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Danske Bank A/S
5.914% due 12/29/2049	$3,000	$2,774

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	15,825	13,019
7.800% due 06/01/2012	1,000	826
7.875% due 06/15/2010	5,400	4,713
8.000% due 12/15/2016	200	157

Foundation Re Ltd.
7.170% due 11/24/2008	4,500	4,400

Foundation Re II Ltd.
9.820% due 11/26/2010	10,500	10,723

General Electric Capital Corp.
2.941% due 12/12/2008	10,200	10,222
3.244% due 10/24/2008	8,800	8,794
3.274% due 10/26/2009	10,700	10,596
3.994% due 10/21/2010	4,500	4,462
5.875% due 01/14/2038	20,000	19,343

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	7,500	7,446
6.750% due 10/01/2037	63,000	58,790

HSBC Finance Corp.
3.070% due 05/21/2008	400	400
3.954% due 10/21/2009	600	579

Kamp Re 2005 Ltd.
2.961% due 12/14/2010 (a)	4,217	2

Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	5,500	5,348
5.625% due 01/24/2013	14,000	13,633

Longpoint Re Ltd.
8.050% due 05/08/2010	11,900	12,064

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,453

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (m)	27,000	24,535

Merrill Lynch & Co., Inc.
3.888% due 10/23/2008	26,300	26,212
5.450% due 02/05/2013	8,000	7,882
6.400% due 08/28/2017	24,100	23,840

Morgan Stanley
2.639% due 11/21/2008	3,100	3,082
4.134% due 01/22/2009	3,000	2,946

Mystic Re Ltd.
9.390% due 12/05/2008	6,600	6,545
12.090% due 12/05/2008	1,000	990

Osiris Capital PLC
9.258% due 01/15/2010	1,700	1,719

Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	2,000	2,000

Phoenix Quake Wind II Ltd.
6.198% due 07/03/2008	240	237

Prudential Financial, Inc.
6.100% due 06/15/2017	2,000	2,051

Rabobank Nederland
4.278% due 01/15/2009	9,200	9,196

Residential Reinsurance 2007 Ltd.
10.326% due 06/07/2010	14,100	14,363
13.326% due 06/07/2010	8,800	9,004

Rockies Express Pipeline LLC
4.250% due 08/20/2009	11,600	11,607

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	4,000	3,994

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	7,300	6,592

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	4,900	4,887

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Spinnaker Capital Ltd.
7.042% due 06/20/2008	$1,250	$1,253
14.300% due 06/15/2008	390	396

UBS AG
5.875% due 12/20/2017	13,700	14,039

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	20,000	19,982

Vita Capital Ltd.
5.602% due 01/01/2010	3,500	3,422
6.102% due 01/01/2010	5,500	5,413

Vita Capital III Ltd.
5.822% due 01/01/2012	8,000	7,722
5.829% due 01/01/2011	300	294

VTB Capital S.A.
3.839% due 08/01/2008	19,000	18,810

Wachovia Bank N.A.
3.146% due 12/02/2010	27,200	25,979

Wachovia Corp.
7.980% due 02/28/2049	17,900	17,641

Wells Fargo & Co.
4.375% due 01/31/2013	16,800	16,739

World Savings Bank FSB
3.201% due 03/02/2009	2,700	2,707

		849,607

INDUSTRIALS 1.2%

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,510

C8 Capital SPV Ltd.
6.640% due 12/29/2049	6,500	6,017

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,546

Con-way, Inc.
7.250% due 01/15/2018	10,000	10,501

CSC Holdings, Inc.
7.250% due 07/15/2008	1,400	1,404

CSX Corp.
6.250% due 03/15/2018	5,000	4,947

EchoStar DBS Corp.
5.750% due 10/01/2008	7,800	7,780
6.375% due 10/01/2011	8,000	7,700

El Paso Corp.
6.375% due 02/01/2009	5,600	5,667

Enterprise Products Operating LLC
6.500% due 01/31/2019 (b)	14,700	14,680

HCA, Inc.
9.250% due 11/15/2016	5,000	5,200

Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,355

Hospira, Inc.
5.900% due 06/15/2014	2,500	2,542

Kraft Foods, Inc.
6.000% due 02/11/2013	11,350	11,752
6.125% due 02/01/2018	19,000	19,037

Kroger Co.
6.400% due 08/15/2017	5,000	5,290

Limited Brands, Inc.
6.900% due 07/15/2017	2,000	1,786

Macys Retail Holdings, Inc.
7.450% due 07/15/2017	2,000	1,955

Mandalay Resort Group
6.500% due 07/31/2009	2,000	2,002
9.500% due 08/01/2008	1,100	1,106

92	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Motorola, Inc.
6.000% due 11/15/2017	$4,000	$3,434

Nucor Corp.
5.750% due 12/01/2017	4,000	4,151

Target Corp.
6.000% due 01/15/2018	4,000	4,105

UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,275
6.875% due 02/15/2038	3,750	3,594

Valero Energy Corp.
6.625% due 06/15/2037	10,000	9,589

Viacom, Inc.
6.125% due 10/05/2017	4,000	3,909
6.250% due 04/30/2016	2,500	2,438

Williams Cos., Inc.
6.375% due 10/01/2010	20,000	20,600

		170,872

UTILITIES 1.1%

BellSouth Corp.
4.240% due 04/26/2021	59,500	59,536

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	101

Consolidated Natural Gas Co.
5.000% due 03/01/2014	5,000	4,900

Dominion Resources, Inc.
3.248% due 11/14/2008	1,800	1,791

Embarq Corp.
7.082% due 06/01/2016	4,200	3,984

Enel Finance International S.A.
5.700% due 01/15/2013	57,000	59,083

Midwest Generation LLC
8.300% due 07/02/2009	7,733	7,888

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,500	1,504
7.000% due 08/03/2009	10,000	10,000

Qwest Corp.
5.625% due 11/15/2008	1,000	1,000

Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,937

		154,724

Total Corporate Bonds & Notes (Cost $1,190,961)		1,175,203

MUNICIPAL BONDS & NOTES 0.7%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,200	1,205

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	1,500	1,379

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	2,500	2,436

California State Metropolitan Water District Revenue Bonds, Series 2006
5.000% due 07/01/2029	5,565	5,621
5.000% due 07/01/2031	4,550	4,574

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	1,275	1,274

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	200	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.248% due 01/01/2014	$1,270	$1,009
9.249% due 01/01/2014	730	537

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	4,500	4,161

Florida State Board of Education General Obligation Bonds, Series 2007
5.000% due 06/01/2028	2,500	2,528

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	4,400	4,046

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	700	556
5.750% due 06/01/2047	1,900	1,680

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	5,000	5,089

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	1,600	1,604

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	1,061

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,600	3,041
5.000% due 06/01/2041	1,200	967

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	8,000	7,950

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	1,270	1,071

New York State Environmental Facilities Corporations Revenue Bonds, Series 2006
5.000% due 10/15/2024	4,585	4,742

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	2,100	1,942
5.875% due 06/01/2047	16,000	14,098
6.000% due 06/01/2042	300	276

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	42,500	2,615

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,145

Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024	11,225	4,586

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	1,000	991

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,210

Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2024	1,255	1,217

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington State General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 07/01/2024	$600	$617

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	3,095	3,189

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	11,000	10,501

Total Municipal Bonds & Notes (Cost $100,756)		100,118

COMMODITY INDEX-LINKED NOTES 20.2%

ABN AMRO Bank NV (DJAIGTR)
4.187% due 04/14/2008	106,800	177,748

Barclays Bank PLC (DJAIGTR)
4.930% due 09/24/2008	235,000	395,807

Calyon Financial, Inc. (DJAIGTR)
5.024% due 08/16/2008	97,000	147,566

Commonwealth Bank of Australia (DJAIGTR)
4.981% due 09/30/2008	122,000	211,803

Credit Suisse USA, Inc. (DJAIGTR)
0.000% due 02/17/2009 (m)	95,000	115,395

Goldman Sachs Group, Inc. (GSCI)
5.061% due 12/01/2008	50,000	71,359

Landesbank Baden-Wurttemberg (DJAIGTR)
2.982% due 11/25/2008	231,500	312,729

Morgan Stanley (GSCI)
3.181% due 03/06/2009	187,000	217,876

Natixis Financial Products, Inc. (DJAIGTR)
2.885% due 05/30/2008 (m)	75,000	111,625
4.696% due 05/09/2008	86,000	132,226

Rabobank Nederland (DJAIGTR)
4.851% due 07/22/2008 (m)	200,000	312,741

Svensk ExportKredit AB (DJAIGCI)
4.884% due 11/25/2008 (m)	150,000	202,631

Svensk ExportKredit AB (DJAIGTR)
4.979% due 05/19/2008	88,000	130,392

Swiss Re Treasury US Corp. (DJAIGCI)
0.000% due 01/07/2009	29,000	39,599

TD NY LLC (DJAIGTR)
0.000% due 02/17/2009	200,000	234,855

Total Commodity Index-Linked Notes (Cost $1,952,300)		2,814,352

U.S. GOVERNMENT AGENCIES 31.0%

Fannie Mae
2.729% due 03/25/2036	2,718	2,689
4.665% due 05/01/2035	1,079	1,092
4.723% due 04/01/2035	535	539
5.000% due 07/01/2035 - 02/01/2037	31,207	30,935
5.244% due 04/01/2033	1,278	1,301
5.500% due 07/01/2033 - 04/01/2038	2,523,897	2,550,616
5.722% due 07/01/2044 - 10/01/2044	5,133	5,117
5.950% due 02/25/2044	8,665	8,850
6.000% due 06/01/2031 - 04/01/2038	973,188	997,900

Freddie Mac
3.048% due 02/15/2019	102,558	101,921
3.088% due 01/15/2037	448	433
3.168% due 12/15/2030	42	41
3.218% due 11/15/2016 - 03/15/2017	2,862	2,861

See Accompanying Notes	Annual Report	March 31, 2008	93

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.000% due 10/15/2023	$42	$42
4.540% due 01/01/2034	37	37
5.000% due 01/15/2018 - 08/15/2020	15,021	15,496
5.250% due 08/15/2011	3,118	3,170
5.464% due 03/01/2034	2,846	2,858
5.500% due 05/15/2016 - 04/01/2038	106,394	107,584
6.000% due 07/01/2032 - 11/01/2037	416,656	427,739
6.625% due 01/01/2034	1,284	1,297
7.100% due 06/01/2033	1,035	1,045
7.254% due 01/01/2034	1,543	1,576

Ginnie Mae
4.750% due 12/20/2035	2,409	2,407
5.500% due 11/15/2035 - 05/01/2038	36,658	37,335
5.625% due 07/20/2035	138	140
6.000% due 06/20/2034	181	184

Small Business Administration
5.902% due 02/10/2018	6,100	6,261

Total U.S. Government Agencies (Cost $4,224,454)		4,311,466

U.S. TREASURY OBLIGATIONS 96.4%

Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,859,682	1,903,704
1.625% due 01/15/2015	160,291	169,858
1.625% due 01/15/2018	214,815	225,305
1.750% due 01/15/2028	356,404	353,091
1.875% due 07/15/2013	719,017	775,415
1.875% due 07/15/2015	715,155	771,194
2.000% due 04/15/2012	73,864	79,513
2.000% due 01/15/2014	642,421	695,321
2.000% due 07/15/2014	827,453	898,046
2.000% due 01/15/2016	399,935	433,148
2.000% due 01/15/2026	460,117	473,885
2.375% due 01/15/2017	60,056	66,939
2.375% due 01/15/2025	1,205,116	1,310,376
2.375% due 01/15/2027	381,633	416,248
2.500% due 07/15/2016	360,804	405,933
2.625% due 07/15/2017	379,577	432,125
3.000% due 07/15/2012	644,585	722,339
3.375% due 01/15/2012	25,778	29,012
3.375% due 04/15/2032	58,853	77,282
3.500% due 01/15/2011	342,950	379,388
3.625% due 04/15/2028	981,872	1,272,138
3.875% due 04/15/2029	781,669	1,056,108
4.250% due 01/15/2010	421,178	456,912

U.S. Treasury Bonds
5.500% due 08/15/2028	11,400	13,210

Total U.S. Treasury Obligations (Cost $13,446,068)		13,416,490

MORTGAGE-BACKED SECURITIES 2.0%

American Home Mortgage Investment Trust
2.749% due 09/25/2035	447	445

Banc of America Funding Corp.
6.142% due 01/20/2047	435	377

Banc of America Large Loan, Inc.
3.328% due 08/15/2029	493	474

BCAP LLC Trust
2.769% due 01/25/2037	16,145	11,392

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	36,188	34,616
4.475% due 05/25/2033	325	310
4.550% due 08/25/2035	19,690	18,930
4.862% due 01/25/2035	8,823	8,552

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Alt-A Trust
5.706% due 09/25/2035	$1,386	$1,140

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	454	431

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	633	592

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	1,521	1,517
4.248% due 08/25/2035	9,239	8,778
4.748% due 08/25/2035	9,486	9,427
4.900% due 12/25/2035	1,975	1,882

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	4,226	4,227

Countrywide Alternative Loan Trust
2.616% due 09/20/2046	3,480	3,401
2.716% due 02/20/2047	13,545	10,189
2.731% due 12/20/2046	1,116	851
2.779% due 05/25/2047	6,002	4,557
2.879% due 12/25/2035	929	762

Countrywide Home Loan Mortgage Pass-Through Trust
2.939% due 06/25/2035	6,907	6,088

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 02/25/2037	1,131	1,060
3.235% due 10/25/2036	6,811	6,476

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	5,833	5,256

GSR Mortgage Loan Trust
4.539% due 09/25/2035	22,418	21,134

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	2,861	2,695
2.779% due 05/19/2035	2,502	1,972

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	2,676	2,520

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	7,374	6,869

Lehman XS Trust
2.679% due 07/25/2046	3,440	3,339

Residential Accredit Loans, Inc.
2.899% due 08/25/2035	3,573	2,776

Securitized Asset Sales, Inc.
7.282% due 11/26/2023	100	98

Structured Asset Mortgage Investments, Inc.
2.669% due 08/25/2036	4,348	4,254

Structured Asset Securities Corp.
2.649% due 05/25/2036	521	497
5.463% due 10/25/2035	5,584	5,336

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	766	751

Thornburg Mortgage Securities Trust
2.709% due 03/25/2046	1,069	1,050
2.709% due 11/25/2046	1,455	1,380
2.719% due 09/25/2046	21,070	19,692

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	38,974	36,629

WaMu Mortgage Pass-Through Certificates
5.136% due 12/25/2046	3,564	2,772
5.526% due 11/25/2042	796	756
5.572% due 07/25/2046	15,934	10,769
5.826% due 11/25/2046	2,787	2,310

Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034	5,286	5,026
4.110% due 06/25/2035	1,873	1,863

Total Mortgage-Backed Securities (Cost $298,835)		276,218

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 1.1%

Aames Mortgage Investment Trust
2.749% due 08/25/2035	$291	$285

ACE Securities Corp.
2.649% due 07/25/2036	3,010	2,958
2.659% due 10/25/2036	507	482

Argent Securities, Inc.
2.649% due 10/25/2036	6,731	6,581

Asset-Backed Funding Certificates
2.659% due 11/25/2036	1,341	1,239
2.949% due 06/25/2034	8,608	7,620

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	858	833

Bank One Issuance Trust
2.928% due 12/15/2010	1,700	1,700

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	937	875
2.679% due 10/25/2036	1,255	1,194
2.799% due 09/25/2034	4	4
2.929% due 01/25/2036	920	895
3.049% due 03/25/2043	142	138

Bravo Mortgage Asset Trust
2.729% due 07/25/2036	432	425

Chase Issuance Trust
2.828% due 12/15/2010	3,960	3,960

Citigroup Mortgage Loan Trust, Inc.
2.649% due 11/25/2036	1,667	1,628
2.679% due 01/25/2037	718	686

Countrywide Asset-Backed Certificates
2.629% due 01/25/2046	6,550	6,417
2.649% due 01/25/2037	3,181	3,145
2.649% due 03/25/2037	4,736	4,547
2.659% due 09/25/2046	2,426	2,376
2.669% due 07/25/2036	3	3
2.709% due 10/25/2046	6,262	6,059
3.265% due 07/25/2036	1	1

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	16,753	15,166
2.849% due 04/25/2035	5	5

First USA Credit Card Master Trust
2.935% due 04/18/2011	800	799

Fremont Home Loan Trust
2.649% due 10/25/2036	1,254	1,236
2.659% due 01/25/2037	1,272	1,158
2.769% due 01/25/2036	392	391

GSAMP Trust
2.639% due 10/25/2046	2,240	2,138
2.669% due 10/25/2036	452	413

GSR Mortgage Loan Trust
2.699% due 11/25/2030	91	90

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	1,673	1,540

Indymac Residential Asset-Backed Trust
2.649% due 11/25/2036	1,993	1,959

JPMorgan Mortgage Acquisition Corp.
2.639% due 08/25/2036	1,190	1,160
2.649% due 07/25/2036	2,426	2,290
2.649% due 08/25/2036	6,820	6,590
2.669% due 11/25/2036	1,708	1,628

Lehman XS Trust
2.679% due 11/25/2046	8,075	7,649

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	148	148
2.639% due 11/25/2036	1,151	1,094

94	PIMCO Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset-Backed Securities Trust
2.659% due 10/25/2036		$122	$121

MBNA Credit Card Master Note Trust
2.918% due 12/15/2011		1,300	1,287

MBNA Master Credit Card Trust
4.402% due 09/15/2010		2,000	2,001

Merrill Lynch Mortgage Investors, Inc.
2.649% due 05/25/2037		4,304	4,233
2.659% due 04/25/2037		397	392
2.669% due 07/25/2037		4,570	4,381

Morgan Stanley ABS Capital I
2.629% due 06/25/2036		238	235
2.639% due 06/25/2036		410	405
2.639% due 10/25/2036		4,749	4,615
2.649% due 09/25/2036		4,066	3,870

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036		1,062	1,006

Option One Mortgage Loan Trust
2.639% due 02/25/2037		576	550
2.649% due 07/25/2036		346	342

Park Place Securities, Inc.
2.859% due 09/25/2035		401	387

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036		1,406	1,358

Residential Asset Securities Corp.
2.669% due 11/25/2036		12,581	11,991

Securitized Asset-Backed Receivables LLC Trust
2.649% due 09/25/2036		1,669	1,589

Soundview Home Equity Loan Trust
2.649% due 10/25/2036		4,431	4,288
2.659% due 11/25/2036		3,491	3,368
2.699% due 10/25/2036		1,232	1,202

Specialty Underwriting & Residential Finance
2.629% due 06/25/2037		509	498
2.644% due 11/25/2037		712	675

Structured Asset Investment Loan Trust
2.649% due 07/25/2036		737	702

Structured Asset Securities Corp.
2.649% due 10/25/2036		7,989	7,745

WFS Financial Owner Trust
3.590% due 10/19/2009		345	345

Total Asset-Backed Securities (Cost $164,273)			157,091

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
4.901% due 10/04/2011		15,200	15,226

Total Sovereign Issues (Cost $15,185)			15,226

FOREIGN CURRENCY-DENOMINATED ISSUES 4.4%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	43,740	22,594

Brazilian Government International CPI Linked Bond
6.000% due 08/15/2010		5,511	5,145

Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	21,929	28,209

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Credit Logement S.A.
4.954% due 06/23/2015	EUR	1,400	$2,147

France Government Bond
3.000% due 07/25/2012 (d)		11,366	19,192
3.150% due 07/25/2032 (d)		1,115	2,079

General Electric Capital Corp.
5.500% due 09/15/2067		34,400	51,451
6.500% due 09/15/2067	GBP	9,400	17,912

Green Valley Ltd.
8.376% due 01/10/2011	EUR	5,400	8,592

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)		4,404	7,160
2.350% due 09/15/2035 (d)		10,785	16,705
4.250% due 10/15/2012		3,000	4,791

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	5,528,430	54,484
1.100% due 12/10/2016		10,691,340	107,140
1.200% due 06/10/2017		14,155,000	142,080
1.200% due 12/10/2017		1,745,220	17,492

Pylon Ltd.
6.117% due 12/29/2008	EUR	3,700	5,820
8.517% due 12/29/2008		4,300	6,822

Republic of Germany
5.625% due 01/04/2028		8,400	15,135

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,200	7,344

Svenska Handelsbanken AB
4.786% due 03/16/2015		2,900	4,499

Sweden Government CPI Linked Bond
3.500% due 12/01/2015	SEK	12,000	2,667

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	12,000	64,274

Total Foreign Currency-Denominated Issues (Cost $546,785)			613,734

SHORT-TERM INSTRUMENTS 14.9%

CERTIFICATES OF DEPOSIT 1.1%

Abbey National Treasury Services PLC
2.653% due 07/02/2008		$91,300	91,039

Calyon Financial, Inc.
4.035% due 01/16/2009		11,300	11,293

Citibank New York N.A.
3.100% due 05/07/2008		25,000	25,000

Fortis Bank NY
2.622% due 04/28/2008		7,200	7,199
2.649% due 06/30/2008		900	900

Nordea Bank Finland PLC
2.671% due 12/01/2008		5,500	5,496

Unicredito Italiano NY
3.135% due 05/06/2008		13,200	13,203

			154,130

COMMERCIAL PAPER 1.6%

Bank of America Corp.
2.920% due 08/26/2008		1,600	1,582

Barclays U.S. Funding Corp.
2.790% due 06/11/2008		7,100	7,061
3.025% due 05/20/2008		17,200	17,129

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DnB NOR Bank ASA
3.110% due 05/02/2008	$2,300	$2,294

Federal Home Loan Bank
1.500% due 04/01/2008	18,800	18,800

Royal Bank of Scotland Group PLC
3.030% due 05/21/2008	11,300	11,253
3.040% due 05/21/2008	11,600	11,551
3.090% due 05/06/2008	21,500	21,436
3.160% due 05/02/2008	22,400	22,339

UBS Finance Delaware LLC
2.985% due 05/01/2008	22,100	22,045
3.035% due 06/02/2008	7,900	7,862
4.140% due 05/12/2008	8,200	8,161

Unicredito Italiano SpA
2.830% due 06/16/2008	8,300	8,251
3.015% due 05/21/2008	11,300	11,253
3.170% due 05/15/2008	1,400	1,395
3.850% due 05/02/2008	7,400	7,375

Westpac Banking Corp.
3.070% due 05/06/2008	26,500	26,421

Westpac Trust Securities NZ Ltd.
3.040% due 05/09/2008	17,700	17,643

		223,851

REPURCHASE AGREEMENTS 0.6%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	11,200	11,200
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 3.625% due 10/31/2009 valued at $11,478. Repurchase proceeds are $11,200.)
1.200% due 04/01/2008	2,000	2,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $2,050. Repurchase proceeds are $2,000.)

Goldman Sachs & Co.
1.200% due 04/01/2008	65,200	65,200
(Dated 03/31/2008. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $66,514. Repurchase proceeds are $65,202.)
		78,400

U.S. TREASURY BILLS 11.6%
0.827% due 04/17/2008 - 09/11/2008 (c)(e)(f)	1,620,390	1,614,694

Total Short-Term Instruments (Cost $2,074,682)		2,071,075

PURCHASED OPTIONS (k) 0.5%
(Cost $30,977)		67,960

Total Investments 180.4% (Cost $24,147,327)		$25,110,534

Written Options (l) (1.0%) (Premiums $94,710)		(137,805)

Other Assets and Liabilities (Net) (79.4%)		(11,053,514)

Net Assets (g) 100.0%		$13,919,215

See Accompanying Notes	Annual Report	March 31, 2008	95

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $223,357 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	Securities with an aggregate market value of $244,856 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(g)	As of March 31, 2008, portfolio securities with an aggregate value of $2,822,923 and derivative instruments with an aggregate depreciation of ($16,713) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $115,737 at a weighted average interest rate of 5.186%. On March 31, 2008, there were no open reverse repurchase agreements.
(i)	Cash of $111,824 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	456	$752
90-Day Euribor December Futures	Long	12/2009	791	1,203
90-Day Euribor June Futures	Long	06/2008	1,355	(910)
90-Day Euribor June Futures	Long	06/2009	1,462	2,716
90-Day Euribor March Futures	Long	03/2009	1,528	2,655
90-Day Euribor September Futures	Long	09/2008	728	(481)
90-Day Euribor September Futures	Long	09/2009	1,030	1,285
90-Day Eurodollar December Futures	Short	12/2008	588	(187)
90-Day Eurodollar December Futures	Long	12/2009	1,149	2,466
90-Day Eurodollar June Futures	Long	06/2009	5,877	29,677
90-Day Eurodollar March Futures	Long	03/2009	4,152	23,396
90-Day Eurodollar September Futures	Long	09/2009	3,938	18,297
Euro-Bund 10-Year Bond June Futures	Short	06/2008	3,712	3,703
Euro-Bund June Futures Call Options Strike @ EUR 129.000	Long	06/2008	2,400	0
Japan Government 10-Year Bond June Futures	Long	06/2008	42	782
Japan Government 10-Year Bond June Futures	Short	06/2008	43	169
U.S. Treasury 2-Year Note June Futures	Short	06/2008	852	(96)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	726	(148)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	7,933	548
U.S. Treasury 10-Year Note June Futures	Short	06/2008	400	(816)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	9,363	(17,243)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	3,589	2,188
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	8
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	5,148	2,610
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	989	1,638
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	861	1,323
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3,302	3,365
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	45	14
United Kingdom Government 10-Year Bond June Futures	Long	06/2008	80	455

				$79,369

(j)	Swap agreements outstanding on March 31, 2008:

Commodity Swaps
Counterparty	Type	Commodity Exchange	Pay/Receive Commodity Exchange	Fixed Price Per Unit	Expiration Date	Units	Unrealized Appreciation/ (Depreciation)
JPM	Long	NYMEX Natural Gas November Futures	Pay	$8.390	10/28/2009	7,230	$(7,943)
JPM	Long	NYMEX Natural Gas November Futures	Pay	8.550	10/28/2009	4,610	(4,356)
JPM	Long	NYMEX Natural Gas December Futures	Receive	8.718	11/24/2009	7,230	8,050
JPM	Long	NYMEX Natural Gas December Futures	Receive	8.855	11/24/2009	4,610	4,525
MSC	Long	NYMEX Gasoline May Futures	Pay	273.500	04/29/2008	4,200	452
MSC	Long	NYMEX Gasoline October Futures	Receive	253.000	09/29/2008	4,200	(329)
MSC	Long	NYMEX Gasoline January Futures	Receive	252.000	12/31/2008	20,979	(876)
MSC	Long	NYMEX WTI Crude January Futures	Pay	103.740	12/31/2008	500	1,192

							$715

96	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Anheuser-Busch Cos., Inc. 5.625% due 10/01/2010	Buy	(0.250%	)	12/20/2012	CITI	$ 7,400	$106
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%	)	12/20/2012	GSC	4,100	101
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	CITI	5,800	(284)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	JPM	8,500	(416)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%	)	12/20/2012	GSC	8,200	33
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.275%	)	03/20/2018	JPM	8,000	(457)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP	7,000	(350)
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	Buy	(0.720%	)	06/20/2017	BCLY	2,500	(9)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	CSFB	3,100	(156)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	CSFB	4,200	(205)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	CSFB	3,700	(176)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	CITI	5,000	(201)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	GSC	2,000	(80)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	LEH	500	(20)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%		09/20/2012	CSFB	2,300	(76)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.100%		03/20/2013	CITI	1,200	(22)
Clorox Co. 6.125% due 02/01/2011	Buy	(0.470%	)	12/20/2012	CITI	6,300	92
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.360%	)	03/20/2018	LEH	2,500	(34)
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%	)	12/20/2012	GSC	4,400	78
Consolidated Natural Gas Co. 5.000% due 03/01/2014	Buy	(0.590%	)	03/20/2014	UBS	1,000	4
Con-way, Inc. 7.250% due 01/15/2018	Buy	(1.834%	)	03/20/2018	BOA	10,000	(6)
CSX Corp. 6.250% due 03/15/2018	Buy	(1.050%	)	03/20/2018	CSFB	5,000	75
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%		03/20/2013	BNP	4,000	18
Fannie Mae 5.250% due 08/01/2012	Sell	1.410%		03/20/2013	RBS	15,000	75
Fannie Mae 5.250% due 08/01/2012	Sell	1.580%		03/20/2013	BNP	2,500	32
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.400%		09/20/2008	GSC	22,600	(798)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	BCLY	3,000	(499)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	MSC	8,500	(1,415)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	JPM	3,300	(545)
Freddie Mac 5.875% due 03/21/2011	Sell	1.580%		03/20/2013	BNP	10,000	127
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.010%		03/20/2013	BCLY	22,200	(273)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.200%	)	09/20/2008	GSC	6,000	217
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	DUB	2,800	114
GMAC LLC 6.875% due 08/28/2012	Sell	1.400%		09/20/2008	BCLY	9,100	(499)
GMAC LLC 6.875% due 08/28/2012	Sell	1.425%		09/20/2008	LEH	13,500	(739)
GMAC LLC 6.875% due 08/28/2012	Sell	3.100%		06/20/2011	BOA	3,500	(797)
GMAC LLC 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	UBS	1,000	(208)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	MSC	5,200	(797)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	CITI	200	40
GMAC LLC 6.875% due 08/28/2012	Buy	(4.800%	)	09/20/2012	MLP	9,400	1,927
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	BCLY	3,200	(793)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	GSC	11,300	(2,802)
GMAC LLC 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	JPM	3,000	(571)
GMAC LLC 6.875% due 08/28/2012	Sell	5.450%		09/20/2012	JPM	3,000	(567)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	BOA	6,300	(952)
GMAC LLC 6.875% due 08/28/2012	Sell	7.500%		09/20/2012	LEH	10,000	(1,388)
GMAC LLC 6.875% due 08/28/2012	Sell	7.500%		09/20/2012	MSC	10,000	(1,388)
GMAC LLC 6.875% due 08/28/2012	Sell	7.550%		09/20/2012	JPM	10,000	(1,375)
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%	)	03/20/2018	BNP	7,500	327
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%		09/20/2012	LEH	7,000	(201)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	CSFB	6,100	(171)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	BEAR	7,100	(196)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	MLP	4,000	(110)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%		09/20/2012	RBS	2,000	(53)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	MSC	6,800	(173)
Home Depot, Inc. 5.400% due 03/01/2016	Buy	(1.750%	)	03/20/2016	LEH	2,500	10
Hospira, Inc. 5.900% due 06/15/2014	Buy	(1.030%	)	06/20/2014	MSC	2,500	(27)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	RBS	5,000	(23)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	DUB	36,000	(138)
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(1.130%	)	03/20/2018	RBS	2,000	27
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(0.860%	)	03/20/2018	GSC	4,000	139
Kroger Co. 5.500% due 02/01/2013	Buy	(0.360%	)	12/20/2012	BNP	7,800	120
Kroger Co. 6.400% due 08/15/2017	Buy	(0.900%	)	09/20/2017	BOA	5,000	(25)
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	RBS	12,000	753
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.390%	)	03/20/2013	MLP	2,000	128
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	RBS	6,400	(579)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	JPM	8,600	(764)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.900%		09/20/2012	BNP	3,600	(292)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.950%		09/20/2012	JPM	3,700	(293)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	BNP	2,700	(196)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	BNP	2,900	(202)
Limited Brands, Inc. 6.900% due 07/15/2017	Buy	(3.113%	)	09/20/2017	MSC	2,000	43
Macys Retail Holdings, Inc. 7.450% due 07/15/2017	Buy	(2.110%	)	09/20/2017	DUB	2,000	69
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%	)	12/20/2012	CSFB	8,500	564
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%	)	12/20/2012	GSC	14,400	955

See Accompanying Notes	Annual Report	March 31, 2008	97

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.630%	)	12/20/2012	MSC	$13,600	$908
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	Buy	(1.180%	)	09/20/2015	BOA	2,500	(23)
Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%	)	12/20/2012	BCLY	3,800	310
Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%	)	12/20/2012	BOA	6,700	546
Masco Corp. 5.875% due 07/15/2012	Buy	(0.860%	)	12/20/2012	MSC	15,000	1,229
Masco Corp. 5.875% due 07/15/2012	Buy	(0.840%	)	12/20/2012	DUB	14,400	1,191
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	BCLY	200	15
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	JPM	3,500	255
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%	)	12/20/2012	JPM	9,500	697
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.900%	)	12/20/2012	LEH	5,000	371
Merrill Lynch & Co., Inc. 5.450% due 02/05/2013	Buy	(1.380%	)	03/20/2013	BNP	8,000	448
Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	DUB	50,000	(221)
Motorola, Inc. 6.000% due 11/15/2017	Buy	(1.020%	)	12/20/2017	LEH	4,000	581
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	12,000	(15)
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%	)	12/20/2012	GSC	4,200	92
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.270%	)	09/20/2012	GSC	17,900	608
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.260%	)	09/20/2012	GSC	11,100	382
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.610%	)	12/20/2012	MSC	6,600	148
Nucor Corp. 5.750% due 12/01/2017	Buy	(0.486%	)	12/20/2017	CSFB	4,000	103
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	BCLY	26,000	(77)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	MSC	8,800	(26)
Pearson Dollar Finance PLC 5.700% due 06/01/2014	Buy	(0.830%	)	06/20/2014	JPM	3,000	16
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	LEH	2,000	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	BCLY	17,700	1
Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	LEH	17,100	5
Prudential Financial, Inc. 6.100% due 06/15/2017	Buy	(0.870%	)	06/20/2017	BCLY	2,000	104
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	CITI	100	(39)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	DUB	18,800	(29)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	BCLY	17,700	(26)
Safeway, Inc. 5.800% due 08/15/2012	Buy	(0.340%	)	12/20/2012	BNP	8,100	108
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.430%	)	12/20/2012	BOA	7,100	162
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%		03/20/2009	GSC	12,000	(664)
SLM Corp. 5.125% due 08/27/2012	Sell	4.750%		03/20/2009	UBS	25,000	(970)
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%	)	12/20/2012	MSC	6,400	226
Target Corp. 6.000% due 01/15/2018	Buy	(1.180%	)	03/20/2018	GSC	4,000	19
TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.460%	)	12/20/2012	MSC	6,900	73
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	BCLY	3,000	(12)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	DUB	7,000	(26)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	BCLY	17,700	(56)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	DUB	18,800	(57)
Verizon Communications, Inc. 5.500% due 04/01/2017	Buy	(0.550%	)	06/20/2017	LEH	5,000	254
VF Corp. 8.500% due 10/01/2010	Buy	(0.449%	)	12/20/2012	LEH	3,100	44
Viacom, Inc. 6.125% due 10/05/2017	Buy	(1.110%	)	12/20/2017	BOA	4,000	220
Viacom, Inc. 6.250% due 04/30/2016	Buy	(1.250%	)	06/20/2016	LEH	2,500	94
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	BCLY	9,600	(70)
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.680%	)	12/20/2012	BNP	7,100	107

							$(9,161)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	GSC	$17,710	$982
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	63,060	3,717
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BCLY	12,870	730
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BOA	54,846	3,943
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	LEH	19,800	1,098
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	MLP	55,836	3,154
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	MSC	6,336	379
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	UBS	135,531	4,705
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	47,300	(4,480)
Dow Jones CDX N.A. HY9 Index	Sell	6.385%		12/20/2012	GSC	4,200	56
Dow Jones CDX N.A. HY9 Index	Sell	6.510%		12/20/2012	MLP	3,100	54
Dow Jones CDX N.A. HY9 Index	Sell	6.570%		12/20/2012	MSC	16,900	341
Dow Jones CDX N.A. HY9 Index	Sell	6.690%		12/20/2012	MLP	8,700	215
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	BOA	37,200	1,313
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	LEH	14,700	384
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MLP	134,300	5,670
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	DUB	40,300	162
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	184,800	1,237
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	JPM	37,000	(1,218)
Dow Jones CDX N.A. IG9 Index	Sell	0.710%		12/20/2012	CITI	24,200	295

98	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG9 Index	Sell	0.760%		12/20/2012	DUB	$2,000	$22
Dow Jones CDX N.A. IG9 Index	Sell	1.130%		12/20/2012	MSC	3,400	32
Dow Jones CDX N.A. IG9 Index	Buy	(6.550%	)	12/20/2017	BCLY	16,900	853
Dow Jones CDX N.A. IG9 Index	Buy	(6.550%	)	12/20/2017	GSC	6,300	318
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	232,100	8,028
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BOA	38,100	1,478
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	GSC	50,400	1,947
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	JPM	17,600	679
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	LEH	34,000	1,300
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	MSC	123,500	3,788
Dow Jones CDX N.A. XO8 Index	Buy	(1.400%	)	06/20/2012	BOA	6,300	377
Home Equity Index A Rating 2007-1	Sell	0.640%		08/25/2037	LEH	4,000	(894)

							$40,665

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY	MXN	167,000	$932
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		758,500	1,757
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		124,500	397
Pay	3-Month Australian Bank Bill	7.000%	06/15/2009	CITI	AUD	143,700	(758)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		476,700	1,686
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	MLP	CAD	9,000	128
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		$246,500	2,771
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	UBS		546,500	16,306
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		512,800	11,937
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		335,900	2,992
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		318,600	1,177
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		196,200	8,665
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		75,800	(3,227)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	MSC		27,700	(1,379)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		152,000	(8,469)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	BCLY		126,400	(6,445)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP		277,400	(15,976)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		233,161	(15,270)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		72,700	(4,513)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		72,500	(9,855)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		50,000	(1,382)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		76,800	(11,616)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		18,000	1,572
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		5,600	(97)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		88,600	(1,530)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		119,600	(2,153)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	09/14/2010	BNP	EUR	30,000	157
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP		32,700	229
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		4,900	49
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		23,700	149
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	02/21/2011	BNP		21,200	(63)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.028%	10/15/2011	JPM		25,900	(93)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.095%	10/15/2011	UBS		39,400	(15)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM		46,200	(923)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		66,900	(1,047)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.988%	12/15/2011	BNP		71,500	(1,131)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		6,000	(134)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		8,500	(189)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP		5,500	(122)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		42,900	(800)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		5,700	(124)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		13,600	(305)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		6,600	(147)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		3,500	(79)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		42,400	(1,033)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		9,200	(213)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.238%	06/20/2012	BCLY		40,000	(164)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.138%	01/19/2016	BCLY		32,700	(188)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.150%	01/19/2016	BNP		45,000	(160)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		26,000	42
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		25,000	103

See Accompanying Notes	Annual Report	March 31, 2008	99

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	156,400	$(419)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		163,800	(445)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		6,600	(30)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		197,500	(853)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		33,400	(153)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		105,900	(432)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		606,900	(3,528)
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	CITI		20,600	567
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		14,300	368
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		19,300	416
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		20,400	447
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		28,100	(97)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	181,200	1,573
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		181,100	1,572
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	LEH		32,400	1,701
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		34,400	(1,211)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		53,300	(56)
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		15,500	254
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	BCLY	GBP	7,000	(18)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	UBS		8,800	(21)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		193,200	(662)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY		234,600	1,898
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		45,300	367
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		62,000	1,043
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		41,300	(566)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		22,000	677
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		2,400	(22)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		40,000	(296)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		40,000	123
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		52,200	(81)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBS		8,700	(38)
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		45,500	(1,864)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		9,400	(775)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		56,700	3,713
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		4,600	358
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		29,500	3,136
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	34,100,000	865
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		10,440,000	(2,915)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	DUB		2,730,000	(754)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		2,260,000	(628)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		6,150,000	(1,986)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	61,000	(351)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		46,000	(1,698)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		274,400	(9,773)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		157,500	(3,226)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		5,000	(14)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		3,600	(29)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		329,900	(1,390)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		46,800	(228)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	26,000	42
Pay	U.S. CPI Urban Consumers NSA Index	2.980%	03/06/2018	MSC		$7,200	95
Pay	U.S. CPI Urban Consumers NSA Index	2.538%	01/16/2013	BCLY		45,000	(381)
Pay	U.S. CPI Urban Consumers NSA Index	2.710%	01/08/2018	BNP		40,000	(97)
Pay	United Kingdom RPI Index	3.103%	11/14/2016	UBS	GBP	35,000	(1,874)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY		7,500	(119)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		24,200	(457)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		39,100	(1,261)
Pay	United Kingdom RPI Index	3.381%	06/14/2027	RBS		8,000	(539)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		11,800	(604)
Pay	United Kingdom RPI Index	3.425%	10/17/2027	BCLY		4,250	(262)
Pay	United Kingdom RPI Index	3.488%	12/06/2027	RBS		4,500	(146)

							$(59,635)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	06/26/2008	AIG	7,644,465	$(121,762)
Pay	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	06/26/2008	AIG	3,990,692	53,742
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	06/26/2008	BCLY	1,807,877	(24,242)

100	PIMCO Funds	See Accompanying Notes

March 31, 2008

Total Return Swaps (Cont.)
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	CSFB	132,306	$(1,774)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	GSC	2,496,777	(22,397)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	JPM	972,249	(13,039)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	LEH	2,446,695	(32,808)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	MLP	1,821,670	(24,422)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	MSC	14,537,280	(201,727)
Pay	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	MSC	11,655,912	156,263
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/28/2008	UBS	781,398	(27,813)

						$(259,979)

Variance Swaps
Counterparty	Underlying Asset	Pay/Receive Variance (2)	Strike Price	Expiration Date	Notional Amount	Unrealized (Depreciation)
GSC	NYMEX WTI Crude May Futures	Pay	$ 0.148	04/17/2008	$10,800	$(402)

(2)

At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(k)	Purchased options outstanding on March 31, 2008:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - OTC ICEX Gas Oil December Futures	$890.000	12/31/2009	1,348	$7,737	$12,159
Call - OTC LMEX Copper September Futures	8,700.000	09/03/2008	2,100	605	1,980
Call - OTC NYMEX WTI Crude December Futures	102.000	12/31/2009	502	4,427	4,852
Put - OTC LMEX Copper September Futures	6,000.000	09/03/2008	2,100	569	748

				$13,338	$19,739

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$113.500	05/23/2008	1,755	$32	$27
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	2,802	51	22
Call - CBOT U.S. Treasury 10-Year Note June Futures	133.000	05/23/2008	3,714	67	58
Call - CBOT U.S. Treasury 10-Year Note June Futures	149.000	05/23/2008	1,482	14	23
Call - CBOT U.S. Treasury 30-Year Bond June Futures	139.000	04/25/2008	5,000	91	78
Call - CBOT U.S. Treasury 30-Year Bond June Futures	146.000	05/23/2008	6,884	125	108
Call - CBOT U.S. Treasury 30-Year Bond June Futures	147.000	05/23/2008	400	4	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	83.000	05/23/2008	7,981	76	125
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/23/2008	1,400	13	22
Put - CBOT U.S. Treasury 10-Year Note June Futures	100.000	05/23/2008	583	10	9

				$483	$478

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$174,100	$1,915	$2,910
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	95,600	483	3,950

							$2,398	$6,860

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.392	07/08/2010	EUR	56,200	$2,961	$9,324
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		56,200	2,961	2,147
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$148,400	3,907	282
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		148,400	3,906	28,427
Call - OTC U.S. dollar versus Japanese yen		111.000	12/01/2008		31,000	561	72

						$14,296	$40,252

See Accompanying Notes	Annual Report	March 31, 2008	101

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2038	$86.375	06/05/2008	$329,000	$39	$236
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	101.000	04/07/2008	700,000	55	1
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	99.000	04/24/2008	490,000	38	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	92.500	04/14/2008	100,000	23	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	97.000	06/10/2008	100,000	23	6
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	99.000	04/25/2008	100,000	8	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	94.000	04/25/2008	1,100,000	86	1
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	107.000	04/25/2008	500,000	39	385
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	106.000	04/07/2008	200,000	16	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	112.000	04/07/2008	975,000	76	1
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	116.000	04/07/2008	750,000	59	1

				$462	$631

(l)	Written options outstanding on March 31, 2008:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC LMEX Copper September Futures	$7,700.000	09/03/2008	2,100	$1,132	$3,505
Call - OTC NYMEX Heating Oil December Futures	288.950	12/31/2009	502	3,831	6,092
Call - OTC NYMEX Heating Oil December Futures	289.690	12/31/2009	502	3,906	6,034
Call - OTC NYMEX Heating Oil December Futures	300.000	12/31/2009	502	4,428	5,288

				$13,297	$20,919

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	4,434	$5,223	$9,422
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	1,000	1,076	1,844
Call - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/23/2008	3,552	4,384	5,717
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	1,369	1,554	1,155
Call - CBOT U.S. Treasury 30-Year Bond June Futures	122.000	05/23/2008	1,538	2,475	1,778
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	02/12/2009	50,000,000	1,263	2,391
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	10/19/2010	68,000,000	3,401	6,710
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	245.000	01/04/2011	37,500,000	1,492	510
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	250.000	01/11/2011	19,800,000	756	663
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/23/2008	1,500	1,612	117
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	2,934	3,178	642
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/23/2008	1,000	1,451	344
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	10/19/2010	68,000,000	5,656	1,946
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	160.000	01/04/2011	37,500,000	2,034	300
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	160.000	01/11/2011	19,800,000	1,071	418
Put - OTC Goldman Sachs - Commodity Index Total Return Futures	82.000	12/19/2008	89,000,000	178	63

				$36,804	$34,020

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$75,700	$1,995	$2,926
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	71,000	1,890	6,402
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	71,000	1,890	410
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	27,000	1,303	4,434
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,000	986	176
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	33,300	1,392	5,469
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	33,300	1,405	217
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	64,000	2,058	4,082
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	64,000	2,058	1,521
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	52,000	1,305	4,689
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	52,000	1,258	300
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	94,900	2,809	8,557
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	94,900	1,907	548
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	55,800	1,958	9,165
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	55,800	2,740	363
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	42,000	475	2,810
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	126,000	3,433	8,037
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	65,000	2,044	4,146
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	191,000	6,782	4,539
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	37,200	934	3,354
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	37,200	900	215

							$41,522	$72,360

102	PIMCO Funds	See Accompanying Notes

March 31, 2008

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008	$44,100	$552	$84
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008	44,100	2,022	8,448
Put - OTC U.S. dollar versus Japanese yen		100.000	12/01/2008	31,000	513	1,974

					$3,087	$10,506

(m)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Suisse USA, Inc.	0.000%	02/17/2009	01/07/2008	$95,000	$115,395	0.83%
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	26,730	24,535	0.18%
Natixis Financial Products, Inc.	2.885%	05/30/2008	04/23/2007	75,000	111,625	0.80%
Rabobank Nederland	4.851%	07/22/2008	06/08/2007	200,000	312,741	2.25%
Svensk ExportKredit AB	4.884%	11/25/2008	10/19/2007	150,000	202,631	1.45%

				$546,730	$766,927	5.51%

(n)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2038	$5,000	$4,770	$4,949
Fannie Mae	5.500%	04/01/2038	238,910	241,980	241,187
Freddie Mac	6.000%	04/01/2038	448,900	450,804	460,333
Treasury Inflation Protected Securities	2.375%	04/15/2011	96,387	102,207	103,645
Treasury Inflation Protected Securities	2.375%	01/15/2017	3,777	4,148	4,235
Treasury Inflation Protected Securities	2.625%	07/15/2017	4,083	4,577	4,678
U.S. Treasury Bonds	4.750%	02/15/2037	55,200	57,804	59,896
U.S. Treasury Bonds	5.500%	08/15/2028	11,400	13,191	13,298
U.S. Treasury Notes	3.250%	12/31/2009	183,500	188,634	190,486
U.S. Treasury Notes	3.500%	02/15/2018	1,800	1,809	1,823
U.S. Treasury Notes	3.625%	12/31/2012	28,950	30,334	30,916
U.S. Treasury Notes	4.125%	08/31/2012	49,100	51,682	52,930
U.S. Treasury Notes	4.250%	11/15/2017	101,950	107,808	110,707
U.S. Treasury Notes	4.750%	05/15/2014	61,700	68,778	70,701
U.S. Treasury Notes	4.750%	08/15/2017	80,800	87,382	89,998
U.S. Treasury Notes	5.125%	05/15/2016	168,300	190,012	195,706

				$1,605,920	$1,635,488

(3)	Market value includes $10,807 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	328,638	07/2008	$6,055	$0	$6,055
Sell		179,059	07/2008	2,390	0	2,390
Buy		258,625	12/2008	2,095	0	2,095
Sell		148,488	12/2008	1,981	0	1,981
Sell	CAD	24,358	04/2008	733	0	733
Sell	CHF	11,295	06/2008	0	(532)	(532)
Buy	CNY	46,765	03/2009	731	0	731
Sell		46,765	03/2009	0	(667)	(667)
Sell	EUR	113,976	04/2008	0	(2,193)	(2,193)
Sell	GBP	143,116	04/2008	6	(745)	(739)
Sell	JPY	100,000	04/2008	0	(51)	(51)
Buy		1,076,110	05/2008	225	0	225
Sell		39,429,033	05/2008	4	(11,121)	(11,117)
Buy	KRW	49,074,286	05/2008	0	(2,960)	(2,960)
Buy		2,100,602	08/2008	0	(90)	(90)
Buy	MXN	1,843,059	07/2008	6,019	0	6,019
Sell		1,642,160	07/2008	0	(2,548)	(2,548)
Buy	MYR	87,299	05/2008	791	(96)	695
Buy	PHP	729,573	08/2008	0	(668)	(668)
Buy	PLN	149,026	07/2008	11,810	0	11,810
Buy	RUB	14,028	07/2008	37	0	37
Buy		2,151,495	11/2008	2,433	0	2,433
Sell		830,201	11/2008	0	(1,530)	(1,530)
Sell	SEK	14,781	06/2008	0	(90)	(90)
Buy	SGD	81,265	05/2008	3,917	0	3,917
Buy		2,949	11/2008	57	0	57

				$39,284	$(23,291)	$15,993

See Accompanying Notes	Annual Report	March 31, 2008	103

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Class D
03/31/2008	$12.75	$0.88	$(0.14)	$0.74	$(0.93)	$0.00
03/31/2007	12.57	0.69	0.21	0.90	(0.68)	(0.04)
03/31/2006	12.61	0.82	(0.09)	0.73	(0.71)	(0.06)
03/31/2005	12.78	0.77	(0.17)	0.60	(0.70)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.63	1.29	1.92	(0.44)	(0.09)

All Asset All Authority Fund
Class D
03/31/2008	$10.66	$0.69	$0.36	$1.05	$(0.77)	$0.00
03/31/2007	10.59	0.54	0.11	0.65	(0.56)	(0.02)
07/29/2005 - 03/31/2006	10.96	0.45	(0.29)	0.16	(0.51)	(0.02)

Fundamental IndexPLUS™ Fund
Class D
03/31/2008	$10.92	$0.48	$(1.32)	$(0.84)	$(0.09)	$(0.03)
12/29/2006 - 03/31/2007	10.72	0.12	0.08	0.20	0.00	0.00

Fundamental IndexPLUS™ TR Fund
Class D
03/31/2008	$10.42	$0.47	$(0.83)	$(0.36)	$(0.16)	$0.00
03/31/2007	10.28	0.42	1.08	1.50	(1.36)	0.00
06/30/2005 - 03/31/2006	10.00	0.26	0.45	0.71	(0.43)	0.00

International StocksPLUS® TR Strategy Fund (Unhedged)
Class D
03/31/2008	$10.20	$0.45	$(0.35)	$0.10	$(0.36)	$0.00
11/30/2006 - 03/31/2007	10.00	0.14	0.48	0.62	(0.42)	0.00

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Class D
03/31/2008	$12.16	$0.53	$(2.13)	$(1.60)	$(0.28)	$(0.06)
03/31/2007	12.33	0.46	1.17	1.63	(1.80)	0.00
03/31/2006	10.40	0.38	2.95	3.33	(1.40)	0.00
03/31/2005	10.76	0.10	1.06	1.16	(1.03)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00

Real Return Fund
Class D
03/31/2008	$10.89	$0.57	$0.91	$1.48	$(0.55)	$(0.37)
03/31/2007	10.82	0.34	0.15	0.49	(0.33)	(0.08)
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)
03/31/2005	11.79	0.36	(0.03)	0.33	(0.38)	(0.32)
03/31/2004	11.42	0.35	0.88	1.23	(0.35)	(0.51)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Ratio of expenses to average net assets excluding Underlying PIMS Funds expenses’ recoupment in which the Fund invests is 0.90%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.72%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(e)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.
(f)	Ratio of expenses to average net assets includes line of credit expense.
(g)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.45%.
(h)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.

104	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.93)	$12.56	5.92%	$328,258	0.805	%(l)	0.805	%(l)	6.87%	96%
0.00	(0.72)	12.75	7.33	330,304	0.835	(h)	0.835	(h)	5.50	86
0.00	(0.77)	12.57	5.83	460,375	0.87	(e)	0.87	(e)	6.40	56
0.00	(0.77)	12.61	4.73	227,657	0.86	(d)	0.86	(d)	6.08	92
0.00	(0.53)	12.78	17.15	100,007	0.86	*(b)(d)	0.86	*(b)(d)	5.65 *	99

$0.00	$(0.77)	$10.94	10.26%	$36,373	2.41	%(f)	0.85%		6.35%	116%
0.00	(0.58)	10.66	6.27	14,482	2.41	(f)(i)	0.87	(i)	5.12	128
0.00	(0.53)	10.59	1.41	13,933	2.03	*(e)(f)	0.90	*(e)	6.31 *	62

$(0.45)	$(0.57)	$9.51	(8.24)%	$9	1.17%		1.10%		4.33%	67%
0.00	0.00	10.92	1.91	10	1.05	*	1.05	*	4.55 *	23

$(0.52)	$(0.68)	$9.38	(4.02)%	$10,220	1.70%		1.19%		4.48%	279%
0.00	(1.36)	10.42	15.03	10,834	1.14		1.14		3.98	464
0.00	(0.43)	10.28	7.24	5,617	1.14	*	1.14	*	3.36 *	426

$(0.45)	$(0.81)	$9.49	0.54%	$633	1.56	%(m)	1.06	%(m)	4.33%	384%
0.00	(0.42)	10.20	6.30	537	1.09	*(k)	1.09	*(k)	4.33 *	197

$0.00	$(0.34)	$10.22	(13.57)%	$9,389	2.00	%(n)	1.18	%(n)	4.39%	908%
0.00	(1.80)	12.16	14.06	5,671	1.23	(j)	1.22	(j)	3.83	696
0.00	(1.40)	12.33	32.84	5,346	1.27	(g)	1.27	(g)	3.17	682
(0.15)	(1.52)	10.40	9.71	367	1.35		1.35		0.90	666
0.00	(0.26)	10.76	10.27	110	1.35	*(c)	1.35	*(c)	10.17 *	41

$0.00	$(0.92)	$11.45	14.33%	$1,121,850	0.90%		0.90%		5.22%	806%
(0.01)	(0.42)	10.89	4.53	873,320	0.90		0.90		3.19	480
0.00	(0.65)	10.82	0.35	1,124,170	0.90		0.90		4.37	388
0.00	(0.70)	11.42	3.00	1,210,596	0.90		0.90		3.12	369
0.00	(0.86)	11.79	11.24	935,857	0.90		0.90		3.05	308

(i)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.
(j)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.66%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.825%.
(m)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.
(n)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%.

Annual Report	March 31, 2008	105

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

RealEstateRealReturn Strategy Fund
Class D
03/31/2008	$7.52	$0.33	$(1.13)	$(0.80)	$(0.76)	$0.00
03/31/2007	9.11	0.25	1.30	1.55	(3.14)	0.00
03/31/2006	9.26	0.38	2.60	2.98	(3.03)	(0.10)
03/31/2005	11.96	0.24	1.31	1.55	(3.96)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.16	2.63	2.79	(0.83)	0.00

Small Cap StocksPLUS TR® Fund
Class D
03/31/2008	$10.57	$0.44	$(1.46)	$(1.02)	$(0.39)	$(0.12)
07/31/2006 - 03/31/2007	9.13	0.29	1.29	1.58	(0.14)	0.00

StocksPLUS® Fund
Class D
03/31/2008	$10.76	$0.48	$(1.02)	$(0.54)	$(0.57)	$0.00
03/31/2007	10.10	0.42	0.65	1.07	(0.41)	0.00
03/31/2006	9.44	0.29	0.61	0.90	(0.24)	0.00
03/31/2005	9.44	0.10	0.39	0.49	(0.49)	0.00
03/31/2004	7.56	0.06	2.52	2.58	(0.70)	0.00

StocksPLUS® Total Return Fund
Class D
03/31/2008	$11.83	$0.55	$(0.69)	$(0.14)	$(0.62)	$(1.08)
03/31/2007	11.69	0.48	0.87	1.35	(0.46)	(0.75)
03/31/2006	12.35	0.42	0.77	1.19	(0.64)	(1.21)
03/31/2005	12.12	0.12	0.65	0.77	(0.12)	(0.42)
07/31/2003 - 03/31/2004	10.75	0.02	1.77	1.79	(0.03)	(0.39)

StocksPLUS® TR Short Strategy Fund
Class D
03/31/2008	$8.37	$0.34	$1.08	$1.42	$(0.40)	$0.00
07/31/2006 - 03/31/2007	9.15	0.24	(0.66)	(0.42)	(0.36)	0.00

CommodityRealReturn Strategy® Fund
Class D
03/31/2008	$14.51	$0.63	$4.04	$4.67	$(0.99)	$0.00
03/31/2007	13.94	0.35	0.73	1.08	(0.51)	0.00
03/31/2006	16.23	0.58	(0.16)	0.42	(1.82)	(0.07)
03/31/2005	15.66	0.38	1.14	1.52	(0.77)	(0.18)
03/31/2004	12.03	0.19	4.98	5.17	(1.40)	(0.14)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.98%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.
(e)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.
(f)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.45%.
(g)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.

106	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.76)	$5.96	(10.14)%	$7,106	1.20%		1.19%		5.08%	900%
0.00	(3.14)	7.52	19.69	9,471	1.19		1.19		2.85	538
0.00	(3.13)	9.11	35.56	18,720	1.21	(f)	1.21	(f)	3.80	337
(0.07)	(4.25)	9.26	10.13	6,954	1.24		1.24		2.32	510
0.00	(0.83)	11.96	29.30	3,920	1.25	*(i)	1.24	*(i)	33.79 *	158

$0.00	$(0.51)	$9.04	(10.07)%	$131	1.85	%(m)	1.11	%(m)	4.30%	403%
0.00	(0.14)	10.57	17.27	106	1.14	*(c)	1.14	*(c)	4.20 *	671

$0.00	$(0.57)	$9.65	(5.38)%	$5,345	1.03	%(o)	0.93	%(o)	4.35%	67%
0.00	(0.41)	10.76	10.80	9,804	0.97	(h)	0.97	(h)	4.05	76
0.00	(0.24)	10.10	9.56	14,793	1.03	(b)	1.03	(b)	2.95	239
0.00	(0.49)	9.44	5.32	12,434	1.05		1.05		1.05	371
0.00	(0.70)	9.44	34.43	8,660	1.05		1.05		0.62	287

$0.00	$(1.70)	$9.99	(2.56)%	$7,144	3.10	%(n)	1.07	%(n)	4.78%	411%
0.00	(1.21)	11.83	11.74	3,949	1.11	(g)	1.11	(g)	4.08	284
0.00	(1.85)	11.69	9.87	3,595	1.16	(e)	1.16	(e)	3.39	322
0.00	(0.54)	12.35	6.20	1,430	1.19	(d)	1.19	(d)	1.00	414
0.00	(0.42)	12.12	16.90	524	1.19	*(d)	1.19	*(d)	0.22 *	282

$0.00	$(0.40)	$9.39	17.80%	$9,449	1.65	%(m)	1.11	%(m)	3.89%	220%
0.00	(0.36)	8.37	(4.52)	239	1.14	*	1.14	*	4.31 *	413

$0.00	$(0.99)	$18.19	33.40%	$1,332,737	1.25	%(k)	1.24	%(l)	4.03%	697%
0.00	(0.51)	14.51	7.93	1,035,496	1.24	(j)	1.24	(j)	2.44	603
(0.82)	(2.71)	13.94	1.74	1,407,939	1.24		1.24		3.69	292
0.00	(0.95)	16.23	10.36	1,089,498	1.24		1.24		2.50	264
0.00	(1.54)	15.66	44.79	555,629	1.24		1.24		1.33	290

(h)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.35%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.25%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.29%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.28%.
(m)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(n)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.
(o)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25%.

Annual Report	March 31, 2008	107

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund	Fundamental IndexPLUS™ Fund	Fundamental IndexPLUS™ TR Fund	International StocksPLUS®TR Strategy Fund (Unhedged)

Assets:
Investments, at value	$0	$0	$470,901	$962,078	$127,395
Investments in Affiliates, at value	14,894,363	1,084,466	0	0	0
Repurchase agreements, at value	0	3,935	0	1,600	520
Cash	0	0	1,116	6,416	49
Deposits with counterparty	0	0	10,875	6,611	984
Foreign currency, at value	0	0	1,113	2,410	277
Receivable for investments sold	0	0	21,028	102,323	17,375
Receivable for investments in Affiliates sold	9,791	3,120	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	13,318	4,032
Receivable for Fund shares sold	383,794	10,233	11	184	11
Interest and dividends receivable	0	0	1,926	5,621	548
Interest and dividends receivable from Affiliates	46,972	2,605	0	0	0
Variation margin receivable	0	0	428	623	59
Swap premiums paid	0	0	1,200	2,196	223
Unrealized appreciation on foreign currency contracts	0	0	2,295	2,266	689
Unrealized appreciation on swap agreements	0	0	7,542	11,227	3,203
Other assets	3	0	0	0	0
	15,334,923	1,104,359	518,435	1,116,873	155,365

Liabilities:
Payable for the reverse repurchase agreements	$0	$0	$66,215	$282,909	$43,050
Payable for investments purchased	0	0	23,277	172,144	28,868
Payable for investments in Affiliates purchased	387,402	8,750	0	0	0
Payable for investments purchased on a delayed-delivery basis	0	0	0	2,235	204
Payable for short sales	0	0	11,888	45,512	6,745
Payable for Fund shares redeemed	30,036	6,680	4	622	0
Payable for line of credit	0	125,427	0	0	0
Dividends payable	0	0	0	0	0
Overdraft due to custodian	8,133	0	0	0	0
Written options outstanding	0	0	1,207	6,067	378
Accrued investment advisory fee	2,012	146	136	237	23
Accrued administrative fee	1,509	188	76	115	15
Accrued distribution fee	906	96	0	7	0
Accrued servicing fee	667	108	0	10	0
Variation margin payable	0	0	13	268	25
Recoupment payable to Manager	73	18	0	0	0
Swap premium received	0	0	235	1,915	138
Unrealized depreciation on foreign currency contracts	0	0	815	850	95
Unrealized depreciation on swap agreements	0	0	36,066	46,403	276
Other liabilities	0	0	0	3	0
	430,738	141,413	139,932	559,297	79,817

Net Assets	$14,904,185	$962,946	$378,503	$557,576	$75,548

Net Assets Consist of:
Paid in capital	$15,057,718	$957,486	$394,791	$556,406	$76,036
Undistributed (overdistributed) net investment income	25,770	551	22,428	31,836	(3,621)
Accumulated undistributed net realized gain (loss)	(298,061)	(21,958)	(4,619)	(5,737)	(255)
Net unrealized appreciation (depreciation)	118,758	26,867	(34,097)	(24,929)	3,388
	$14,904,185	$962,946	$378,503	$557,576	$75,548

Net Assets:
Class D	$328,258	$36,373	$9	$10,220	$633
Other Classes	14,575,927	926,573	378,494	547,356	74,915

Shares Issued and Outstanding:
Class D	26,137	3,324	1	1,090	67

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$12.56	$10.94	$9.51	$9.38	$9.49

Cost of Investments Owned	$0	$0	$482,575	$956,185	$127,633
Cost of Investments in Affiliates Owned	$14,775,605	$1,057,599	$0	$0	$0
Cost of Repurchase Agreements Owned	$0	$3,935	$0	$1,600	$520
Cost of Foreign Curency Held	$0	$0	$1,125	$2,424	$279
Proceeds Received on Short Sales	$0	$0	$11,639	$44,648	$6,640
Premiums Received on Written Options	$0	$0	$610	$2,783	$216

108	PIMCO Funds	See Accompanying Notes

March 31, 2008

International StocksPLUS®TR Strategy Fund (U.S. Dollar- Hedged)	Real Return Fund	RealEstate- RealReturn Strategy Fund	Small Cap StocksPLUS®TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS®TR Short Strategy Fund

$880,037	$28,778,058	$903,149	$42,137	$842,265	$522,519	$286,708
0	0	0	0	0	0	0
1,661	50,005	3,121	2,253	5,675	1,000	8,651
181	84,665	23	249	1,584	4,145	1,145
10,105	83,880	5,700	2,121	57,720	16,545	16,491
5,772	33,649	831	54	1,959	1,265	492
379,125	4,980,084	160,450	6,976	21,402	55,066	14,531
0	0	0	0	0	0	0
47,472	157,152	29,391	604	0	0	0
2,916	193,604	8,904	1,609	23,947	80	1,048
6,915	131,200	3,936	257	3,802	2,737	1,417
0	0	0	0	0	0	0
538	6,892	320	249	9,314	1,196	250
4,372	67,183	529	54	2,553	1,084	658
2,706	40,334	747	147	7,239	2,102	885
19,570	191,416	31,771	44	1,755	824	552
511	4	0	0	0	40	0
1,361,881	34,798,126	1,148,872	56,754	979,215	608,603	332,828

$279,093	$0	$0	$20,328	$189,734	$268,474	$32,787
194,625	2,873,008	104,093	4,340	19,663	25,094	32,297
0	0	0	0	0	0	0
252,305	12,104,626	424,309	102	0	1,052	949
346,362	3,838,060	129,430	4,191	13,558	55,652	11,925
293	50,115	160	0	3,092	1,902	1,000
0	0	0	0	0	0	0
0	4,888	1	0	0	0	0
0	0	0	0	0	0	0
4,175	115,533	1,799	93	3,234	3,604	1,421
91	2,945	162	9	142	78	85
65	3,371	90	5	166	58	54
11	1,155	12	0	46	20	1
8	1,269	9	0	40	14	10
301	1,394	8	12	6,193	154	979
0	0	0	0	0	0	0
5,637	85,048	3,555	26	640	689	812
5,698	26,728	383	54	1,688	463	235
14,810	168,001	4,895	107	8,035	1,629	632
0	36,942	1,444	0	0	0	0
1,103,474	19,313,083	670,350	29,267	246,231	358,883	83,187

$258,407	$15,485,043	$478,522	$27,487	$732,984	$249,720	$249,641

$255,126	$15,141,285	$489,188	$31,752	$899,865	$287,519	$243,145
(2,404)	(50,932)	(28,801)	128	27,113	2,316	1,063
(1,138)	220,526	(11,778)	(5,325)	(181,555)	(38,801)	1,229
6,823	174,165	29,913	932	(12,439)	(1,314)	4,204
$258,407	$15,485,043	$478,522	$27,487	$732,984	$249,720	$249,641

$9,389	$1,121,850	$7,106	$131	$5,345	$7,144	$9,449
249,018	14,363,193	471,416	27,356	727,639	242,576	240,192

919	97,938	1,192	14	554	715	1,006

$10.22	$11.45	$5.96	$9.04	$9.65	$9.99	$9.39

$874,008	$28,564,226	$898,360	$42,300	$854,733	$520,738	$284,908
$0	$0	$0	$0	$0	$0	$0
$1,661	$50,005	$3,121	$2,253	$5,675	$1,000	$8,651
$5,800	$33,837	$833	$54	$1,964	$1,272	$498
$339,677	$3,765,025	$127,558	$4,166	$13,286	$54,646	$11,746
$3,238	$68,414	$1,343	$37	$2,119	$1,521	$653

Annual Report	March 31, 2008	109

Consolidated Statement of Assets and Liabilities	March 31, 2008

(Amounts in thousands, except per share amounts)	Commodity- RealReturn Strategy Fund®

Assets:
Investments, at value	$25,032,134
Repurchase agreements, at value	78,400
Cash	29,018
Deposits with counterparty	111,824
Foreign currency, at value	44,481
Receivable for investments sold	2,338,400
Receivable for investments sold on a delayed-delivery basis	486,420
Receivable for Fund shares sold	50,347
Interest and dividends receivable	121,386
Variation margin receivable	8,359
Swap premiums paid	60,643
Unrealized appreciation on foreign currency contracts	39,284
Unrealized appreciation on swap agreements	357,236
Other assets	721
28,758,653

Liabilities:
Payable for investments purchased	$934,440
Payable for investments purchased on a delayed-delivery basis	11,281,663
Payable for short sales	1,635,488
Payable for Fund shares redeemed	66,780
Written options outstanding	137,805
Accrued investment advisory fee	6,211
Accrued administrative fee	4,216
Accrued distribution fee	1,104
Accrued servicing fee	1,100
Variation margin payable	664
Swap premium received	74,797
Unrealized depreciation on foreign currency contracts	23,291
Unrealized depreciation on swap agreements	645,033
Other liabilities	26,846
14,839,438

Net Assets	$13,919,215

Net Assets Consist of:
Paid in capital	$11,166,941
Undistributed net investment income	923,378
Accumulated undistributed net realized gain	1,149,152
Net unrealized appreciation	679,744
$13,919,215

Net Assets:
Class D	$1,332,737
Other Classes	12,586,478

Shares Issued and Outstanding:
Class D	73,263

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$18.19

Cost of Investments Owned	$24,068,927
Cost of Repurchase Agreements Owned	$78,400
Cost of Foreign Curency Held	$44,726
Proceeds Received on Short Sales	$1,605,920
Premiums Received on Written Options	$94,710

110	PIMCO Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2008
(Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS®TR Strategy Fund (Unhedged)	International StocksPLUS®TR Strategy Fund (U.S. Dollar- Hedged)

Investment Income:
Interest, net of foreign taxes*	$387	$85	$29,366	$36,763	$3,993	$33,853
Dividends	0	0	73	182	0	353
Dividends from Affiliate investments	1,040,317	65,460	0	0	0	0
Miscellaneous income	0	0	10	29	2	57
Total Income	1,040,704	65,545	29,449	36,974	3,995	34,263

Expenses:
Investment advisory fees	23,229	1,429	2,410	3,236	271	2,614
Administrative fees	18,140	1,763	1,339	1,582	167	1,728
Servicing fees - Class D	793	39	0	26	1	39
Distribution and/or servicing fees - Other Classes	18,885	1,972	0	214	6	303
Trustees’ fees	0	0	2	2	0	2
Interest expense	33	11,824	305	2,937	424	3,997
Miscellaneous expense	0	0	2	2	3	0
Total Expenses	61,080	17,027	4,058	7,999	872	8,683
Reimbursement by Manager	(2,772)	0	0	0	0	0
Net Expenses	58,308	17,027	4,058	7,999	872	8,683

Net Investment Income	982,396	48,518	25,391	28,975	3,123	25,580

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	(124)	10,049	978	152
Net realized (loss) on Affiliate investments	(79,686)	(3,616)	0	0	0	0
Net capital gain distributions received from Underlying Funds	21,213	992	0	0	0	0
Net realized (loss) on futures contracts, written options and swaps	0	0	(26,915)	(24,039)	(6,388)	(18,107)
Net realized gain (loss) on foreign currency transactions	0	0	4,188	3,228	360	(54,234)
Net change in unrealized appreciation (depreciation) on investments	0	0	(12,489)	4,822	(282)	133
Net change in unrealized appreciation (depreciation) on Affiliate investments	(141,480)	22,157	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	0	(33,917)	(45,705)	903	(6,097)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	1,367	1,065	601	3,550
Net Gain (Loss)	(199,953)	19,533	(67,890)	(50,580)	(3,828)	(74,603)

Net Increase (Decrease) in Net Assets Resulting from Operations	$782,443	$68,051	$(42,499)	$(21,605)	$(705)	$(49,023)

*Foreign tax withholdings	$0	$0	$0	$3	$1	$0

Annual Report	March 31, 2008	111

Statements of Operations  (Cont.)

Year Ended March 31, 2008
(Amounts in thousands)	Real Return Fund	RealEstate- RealReturn Strategy Fund	Small Cap StocksPLUS®TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS®TR Short Strategy Fund

Investment Income:
Interest	$739,875	$10,569	$1,560	$49,936	$24,488	$9,430
Dividends	516	0	1	885	162	63
Miscellaneous income	243	5	0	28	9	5
Total Income	740,634	10,574	1,561	50,849	24,659	9,498

Expenses:
Investment advisory fees	30,116	911	117	2,613	1,415	756
Administrative fees	35,482	585	64	2,734	970	421
Servicing fees - Class D	2,149	15	1	18	12	4
Distribution and/or servicing fees - Other Classes	25,393	339	4	1,343	509	23
Trustees’ fees	37	0	0	3	1	0
Interest expense	534	16	200	903	5,394	815
Miscellaneous expense	15	0	1	1	0	0
Total Expenses	93,726	1,866	387	7,615	8,301	2,019

Net Investment Income	646,908	8,708	1,174	43,234	16,358	7,479

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,036,602	17,122	222	5,392	5,569	2,246
Net realized gain (loss) on futures contracts, written options and swaps	(70,252)	(60,825)	(5,117)	(61,733)	(13,602)	14,287
Net realized gain (loss) on foreign currency transactions	(53,650)	(1,227)	20	4,090	1,887	346
Net change in unrealized appreciation (depreciation) on investments	42,035	1,995	(169)	(16,447)	2,538	1,543
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	17,461	33,243	660	(8,724)	(9,502)	3,634
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	11,379	274	94	5,755	1,403	594
Net Gain (Loss)	983,575	(9,418)	(4,290)	(71,667)	(11,707)	22,650

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,630,483	$(710)	$(3,116)	$(28,433)	$4,651	$30,129

112	PIMCO Funds	See Accompanying Notes

Consolidated Statement of Operations

Year Ended March 31, 2008
(Amounts in thousands)	Commodity- RealReturn Strategy Fund®

Investment Income:
Interest	$639,384
Dividends	213
Miscellaneous income	363
Total Income	639,960

Expenses:
Investment advisory fees	62,640
Administrative fees	42,452
Servicing fees - Class D	2,595
Distribution and/or servicing fees - Other Classes	20,012
Trustees’ fees	37
Interest expense	1,000
Miscellaneous expense	15
Total Expenses	128,751
Reimbursement by Manager	(5,409)
Net Expenses	123,342

Net Investment Income	516,618

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,270,614
Net realized gain on futures contracts, written options and swaps	572,195
Net realized (loss) on foreign currency transactions	(46,251)
Net change in unrealized appreciation on investments	499,546
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(333,016)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	11,133
Net Gain	2,974,221

Net Increase in Net Assets Resulting from Operations	$3,490,839

Annual Report	March 31, 2008	113

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		Fundamental IndexPLUS™ Fund

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$982,396	$712,644	$48,518	$40,104	$25,391	$12,515
Net realized gain (loss)	0	0	0	0	(22,851)	10,855
Net realized (loss) on Affiliate investments	(79,686)	(247,441)	(3,616)	(20,088)	0	0
Net capital gain distributions received from Underlying Funds	21,213	38,870	992	2,543	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	(45,039)	10,132
Net change in unrealized appreciation (depreciation) on Affiliate investments	(141,480)	394,458	22,157	21,985	0	0
Net increase (decrease) resulting from operations	782,443	898,531	68,051	44,544	(42,499)	33,502

Distributions to Shareholders:
From net investment income
Class D	(22,452)	(18,447)	(1,118)	(565)	0	0
Other Classes	(992,780)	(662,690)	(49,074)	(37,880)	(7,435)	(32,246)
From net realized capital gains
Class D	0	(970)	0	(19)	0	0
Other Classes	0	(34,385)	0	(1,286)	(1,681)	0
Tax basis return of capital
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	(21,802)	0

Total Distributions	(1,015,232)	(716,492)	(50,192)	(39,750)	(30,918)	(32,246)

Fund Share Transactions:
Receipts for shares sold
Class D	93,384	102,798	27,652	10,623	0	10
Other Classes	4,367,452	3,427,616	437,197	285,377	254,095	454,465
Issued as reinvestment of distributions
Class D	20,792	17,763	685	530	0	0
Other Classes	884,966	605,076	36,076	27,599	29,362	30,350
Cost of shares redeemed
Class D	(111,281)	(255,263)	(6,699)	(10,747)	0	0
Other Classes	(2,656,903)	(2,939,293)	(239,984)	(365,910)	(318,675)	(77,399)
Net increase (decrease) resulting from Fund share transactions	2,598,410	958,697	254,927	(52,528)	(35,218)	407,426

Fund Redemption Fee	55	214	6	25	18	0

Total Increase (Decrease) in Net Assets	2,365,676	1,140,950	272,792	(47,709)	(108,617)	408,682

Net Assets:
Beginning of year or period	12,538,509	11,397,559	690,154	737,863	487,120	78,438
End of year or period*	$14,904,185	$12,538,509	$962,946	$690,154	$378,503	$487,120

*Including undistributed (overdistributed) net investment income of:	$25,770	$58,606	$551	$2,226	$22,428	$(7,170)

114	PIMCO Funds	See Accompanying Notes

Fundamental IndexPLUS™ TR Fund		International StocksPLUS® TR Strategy Fund (Unhedged)		International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		Real Return Fund		RealEstateRealReturn Strategy Fund

Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Period from November 30, 2006 to March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

$28,975	$21,204	$3,123	$825	$25,580	$26,108	$646,908	$444,545	$8,708	$7,139
(10,762)	24,253	(5,050)	360	(72,189)	56,406	912,700	(79,479)	(44,930)	32,524
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
(39,818)	14,341	1,222	2,166	(2,414)	(7,892)	70,875	256,092	35,512	(12,210)
0	0	0	0	0	0	0	0	0	0
(21,605)	59,798	(705)	3,351	(49,023)	74,622	1,630,483	621,158	(710)	27,453

(135)	(3,851)	(13)	(3)	(430)	(438)	(42,761)	(30,544)	(670)	(3,250)
(7,949)	(66,632)	(2,684)	(2,159)	(15,040)	(81,501)	(572,548)	(403,342)	(20,035)	(67,671)

0	0	0	0	(71)	0	(27,797)	(6,601)	0	(4)
0	0	0	0	(2,799)	0	(362,984)	(82,020)	0	(90)

(513)	0	(25)	0	0	0	0	(1,080)	0	0
(29,490)	0	(2,853)	0	0	0	0	(13,655)	0	0

(38,087)	(70,483)	(5,575)	(2,162)	(18,340)	(81,939)	(1,006,090)	(537,242)	(20,705)	(71,015)

3,841	33,680	1,139	541	20,459	4,300	443,918	247,567	4,530	4,964
163,646	267,819	39,962	53,979	36,132	286,681	5,945,232	3,491,057	366,010	46,062

641	3,831	31	3	431	415	65,759	35,728	570	2,482
33,832	62,466	5,524	2,159	17,567	79,935	776,894	406,069	18,748	62,145

(4,062)	(31,525)	(1,062)	(17)	(14,530)	(4,206)	(304,235)	(538,904)	(5,820)	(14,482)
(197,042)	(232,993)	(21,627)	0	(328,885)	(370,182)	(3,992,114)	(5,932,965)	(72,881)	(333,861)
856	103,278	23,967	56,665	(268,826)	(3,057)	2,935,454	(2,291,448)	311,157	(232,690)

8	16	7	0	51	15	61	96	17	19

(58,828)	92,609	17,694	57,854	(336,138)	(10,359)	3,559,908	(2,207,436)	289,759	(276,233)

616,404	523,795	57,854	0	594,545	604,904	11,925,135	14,132,571	188,763	464,996
$557,576	$616,404	$75,548	$57,854	$258,407	$594,545	$15,485,043	$11,925,135	$478,522	$188,763

$31,836	$(10,306)	$(3,621)	$(635)	$(2,404)	$7,577	$(50,932)	$(14,262)	$(28,801)	$26,696

Annual Report	March 31, 2008	115

Statements of Changes in Net Assets (Cont.)

	Small Cap StocksPLUS® TR Fund		StocksPLUS® Fund		StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

(Amounts in thousands)	Year Ended March 31, 2008	Period from July 31, 2006 to March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,174	$254	$43,234	$42,312	$16,358	$12,818	$7,479	$6,836
Net realized gain (loss)	(4,875)	(59)	(52,251)	59,696	(6,146)	12,047	16,879	(9,618)
Net change in unrealized appreciation (depreciation)	585	347	(19,416)	1,058	(5,561)	7,560	5,771	824
Net increase (decrease) resulting from operations	(3,116)	542	(28,433)	103,066	4,651	32,425	30,129	(1,958)

Distributions to Shareholders:
From net investment income
Class D	(13)	(1)	(347)	(475)	(294)	(149)	(58)	(5)
Other Classes	(1,185)	(135)	(47,964)	(39,180)	(19,018)	(13,554)	(7,876)	(6,803)
From net realized capital gains
Class D	(4)	0	0	0	(523)	(237)	0	0
Other Classes	(353)	0	0	0	(29,711)	(22,184)	0	0
Tax basis return of capital
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(1,555)	(136)	(48,311)	(39,655)	(49,546)	(36,124)	(7,934)	(6,808)

Fund Share Transactions:
Receipts for shares sold
Class D	334	103	1,097	3,516	5,697	1,454	11,168	256
Other Classes	24,050	11,102	280,673	175,403	166,369	189,887	138,602	63,291
Issued as reinvestment of distributions
Class D	18	1	328	465	771	370	49	5
Other Classes	1,534	134	43,016	34,536	46,801	34,154	7,849	6,796
Cost of shares redeemed
Class D	(248)	0	(5,399)	(9,761)	(2,125)	(1,508)	(2,128)	(17)
Other Classes	(5,236)	(40)	(425,091)	(404,499)	(276,756)	(106,974)	(85,553)	(34,918)
Net increase (decrease) resulting from Fund share transactions	20,452	11,300	(105,376)	(200,340)	(59,243)	117,383	69,987	35,413

Fund Redemption Fee	0	0	4	14	1	5	7	0

Total Increase (Decrease) in Net Assets	15,781	11,706	(182,116)	(136,915)	(104,137)	113,689	92,189	26,647

Net Assets:
Beginning of year or period	11,706	0	915,100	1,052,015	353,857	240,168	157,452	130,805
End of year or period*	$27,487	$11,706	$732,984	$915,100	$249,720	$353,857	$249,641	$157,452

*Including undistributed (overdistributed) net investment income of:	$128	$122	$27,113	$30,052	$2,316	$3,161	$1,063	$1,046

116	PIMCO Funds	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$516,618	$317,402
Net realized gain (loss)	2,796,558	(23,224)
Net change in unrealized appreciation	177,663	650,549
Net increase resulting from operations	3,490,839	944,727

Distributions to Shareholders:
From net investment income
Class D	(65,837)	(40,191)
Other Classes	(706,446)	(413,719)
Tax basis return of capital
Class D	0	0
Other Classes	0	0

Total Distributions	(772,283)	(453,910)

Fund Share Transactions:
Receipts for shares sold
Class D	500,993	389,690
Other Classes	3,739,111	4,987,823
Issued as reinvestment of distributions
Class D	56,459	33,332
Other Classes	548,207	326,510
Cost of shares redeemed
Class D	(495,715)	(845,947)
Other Classes	(5,012,205)	(5,341,120)
Net (decrease) resulting from Fund share transactions	(663,150)	(449,712)

Fund Redemption Fee	755	485

Total Increase in Net Assets	2,056,161	41,590

Net Assets:
Beginning of year	11,863,054	11,821,464
End of year*	$13,919,215	$11,863,054

*Including undistributed net investment income of:	$923,378	$421,334

Annual Report	March 31, 2008	117

Statements of Cash Flows	March 31, 2008

(Amounts in thousands)	All Asset All Authority Fund	Small Cap StocksPLUS®TR Fund	StocksPLUS® Total Return Fund

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by operating activities:
Net increase (decrease) in net assets resulting from operations	$68,051	$(3,116)	$4,651

Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(1,248,780)	(157,331)	(2,134,694)
Proceeds from sales of long-term securities	1,073,676	133,602	2,032,190
Sale of short-term portfolio investments, net	(3,424)	(2,109)	70,882
Deposits with brokers for futures contracts	0	(2,121)	(16,545)
Increase in interest receivable	(80)	(223)	(1,490)
Increase (Decrease) in receivable for investments sold	(3,120)	(7,552)	4,844
(Decrease) in manager reimbursement receivable	0	70	0
Increase (Decrease) in payable for investments purchased	5,936	(2,573)	(124,241)
Increase in swap premium paid	0	153	1,656
Proceeds from futures transactions	0	(4,653)	(20,973)
Proceeds from currency transactions	0	21	1,882
Increase (Decrease) in investment advisory fee	25	4	(72)
Increase (Decrease) in administrative fee	38	2	(39)
Increase (Decrease) in distribution fee	3	0	(9)
Increase (Decrease) in servicing fee	22	0	(5)
(Decrease) in recoupment payable to manager	(18)	0	0
Proceeds from short sale transactions	0	4,177	49,679
Unrealized appreciation (depreciation) on investments	(22,157)	(585)	5,561
Net realized loss on investments	3,616	4,875	6,146
Net amortization on investments	0	21	(17)
Net cash used for operating activities	(126,212)	(37,338)	(120,594)

Cash flows received from financing activities:
Net borrowing from reverse repurchase agreements	0	20,328	268,474
Proceeds from shares sold	456,699	22,775	172,051
Payment on shares redeemed	(242,165)	(5,484)	(316,894)
Cash dividend paid*	(13,431)	(3)	(1,974)
Net (repayment) of line of credit	(75,611)	0	0
Net cash received from financing activities	125,492	37,616	121,657

Net Increase (Decrease) in Cash and Foreign Currency	(720)	278	1,063

Cash and Foreign Currency:
Beginning of year	720	25	4,347
End of year	$0	$303	$5,410

*Reinvestment of dividends	$36,761	$1,552	$47,572

118	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class D of 13 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation   For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities  Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined

Annual Report	March 31, 2008	119

Notes to Financial Statements  (Cont.)

price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the Real Return Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Real Return Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(h) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(i) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(j) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(k) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be

120	PIMCO Funds

March 31, 2008

included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(l) Options Contracts Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(p) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  Certain Funds may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To

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Notes to Financial Statements  (Cont.)

the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the

122	PIMCO Funds

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loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended March 31, 2008, there were no open unfunded loan commitments.

(s) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

(t) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(u) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S.

Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(v) New Accounting Pronouncements  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement in the Funds’ semiannual financial statements for the period ending September 30, 2008.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

4.  BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CommodityRealReturn Strategy Fund® (the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and

Annual Report	March 31, 2008	123

Notes to Financial Statements  (Cont.)

statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of March 31, 2008, net assets of the CRRS Fund were approximately $14 billion, of which approximately $1.047 billion, or approximately 8%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

5.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser to the All Asset and All Asset All Authority Funds, and as the sub-adviser to the Fundamental IndexPLUSTM and Fundamental IndexPLUSTM TR Funds. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20%, 0.12% and 0.12%, respectively, based on average daily net assets of each Fund.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
All Asset Fund	0.175%	(1)	0.05%	0.05%	0.40%	0.40%	0.45%
All Asset All Authority Fund	0.20%	(2)	0.05%	N/A	0.40%	0.40%	N/A
Fundamental IndexPLUSTM Fund	0.45%		0.25%	0.25%	N/A	0.40%	N/A
Fundamental IndexPLUSTM TR Fund	0.54%		0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (Unhedged)	0.39%	(5)	0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45%	(3)	0.30%	N/A	0.45%	0.45%	N/A
Real Return Fund	0.25%		0.20%	0.20%	0.40%	0.40%	0.40%
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.45%	0.45%	N/A
Small Cap StocksPLUS® TR Fund	0.44%	(6)	0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® Fund	0.25%	(4)	0.25%	0.25%	0.40%	0.40%	0.40%
StocksPLUS® Total Return Fund	0.39%	(5)	0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® TR Short Strategy Fund	0.44%	(6)	0.25%	N/A	0.40%	0.40%	N/A
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%	N/A

(1)

PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(2)

PIMCO has contractually agreed, for the All Asset All Authority Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(3)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45% per annum.
(4)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25% per annum.
(5)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39% per annum.
(6)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of

124	PIMCO Funds

March 31, 2008

shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2008, AGID received $7,158,437 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Fundamental IndexPLUSTM, Fundamental IndexPLUSTM TR, International StocksPLUS® TR Strategy (Unhedged), and Small Cap StocksPLUS® TR Funds’ administrative fees in the Funds’ first year of operations, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
Fundamental IndexPLUSTM Fund	0.70%	0.95%	—	—	—	1.10%
Fundamental IndexPLUSTM TR Fund	0.79%	1.04%	1.19%	—	1.94%	1.19%
International StocksPLUS® TR Strategy Fund (Unhedged)	0.64%	0.89%	1.04%	—	1.79%	1.04%
Small Cap StocksPLUS® TR Fund	0.69%	—	1.09%	—	1.84%	1.09%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Fundamental IndexPLUSTM Fund	$22
Fundamental IndexPLUSTM TR Fund	23
International StocksPLUS® TR Strategy Fund (Unhedged)	59
Small Cap StocksPLUS® TR Fund	64

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

Annual Report	March 31, 2008	125

Notes to Financial Statements  (Cont.)

6.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 5.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Real Return Fund	$62,821	$0
StocksPLUS® Total Return Fund	675	0
CommodityRealReturn Strategy Fund®	24,377	0

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds.

The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2008 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2008	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$49,701	$381,244	$135,136	$(13,155)	$266,390	$4,391	$(9,970)
Developing Local Markets Fund	1,221,284	1,086,964	855,076	54,581	1,493,542	168,542	37,319
Diversified Income Fund	580,299	223,466	314,233	(15,175)	464,645	37,955	(11,097)
Emerging Local Bond Fund	529,094	1,735,106	988,077	(7,813)	1,281,544	159,279	21,703
Emerging Markets Bond Fund	461,058	893,319	289,586	(127)	1,041,342	36,874	15,182
Floating Income Fund	3,443,175	1,470,280	3,331,613	(164,524)	1,225,654	214,800	(153,876)
Foreign Bond Fund (Unhedged)	38,736	195,075	189,471	5,687	54,551	7,701	5,466
Fundamental Advantage Total Return Fund	0	316,582	0	688	317,270	0	0
Fundamental IndexPLUSTM Fund	313,027	176,812	209,969	(32,318)	232,188	20,137	(15,240)
Fundamental IndexPLUSTM TR Fund	447,319	76,326	135,377	(29,110)	351,649	24,692	(5,060)
Global Bond Fund (Unhedged)	0	178,921	152,801	2,082	28,372	3,715	170
GNMA Fund	87,196	34,203	0	3,892	124,316	6,070	0
High Yield Fund	351,417	514,616	510,498	(5,631)	338,463	29,564	3,704
Income Fund	20,000	181,006	0	(1,523)	199,483	4,668	0
International StocksPLUS® TR Strategy Fund (Unhedged)	53,301	18,430	14,799	(2,451)	51,925	4,836	(1,440)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	498,838	15,156	272,881	(16,876)	189,672	15,128	(12,505)
Long Duration Total Return Fund	0	100,060	0	1,164	101,224	298	0
Long-Term U.S. Government Fund	175,088	1,124,201	838,279	23,696	494,621	15,523	12,814
Low Duration Fund	410,057	1,229,531	801,661	3,634	839,047	24,143	(1,357)
Mortgage-Backed Securities Fund	160,921	44,874	0	3,338	208,934	10,429	0
Real Return Asset Fund	742,488	1,941,240	1,414,550	138,453	1,816,913	97,907	24,030
Real Return Fund	1,150,996	1,483,748	426,772	42,396	1,839,314	61,794	(6,556)
RealEstateRealReturn Strategy Fund	38,271	300,125	0	1,771	342,055	8,573	0
Short-Term Fund	29,788	485,397	483,599	(281)	23,677	6,265	(7,621)
Small Cap StocksPLUS® TR Fund	6,026	7,941	0	(1,726)	12,084	550	0
StocksPLUS® Fund	20,064	22,036	29,141	(39)	12,854	1,251	1,400
StocksPLUS® Total Return Fund	88,244	129,480	155,596	(3,716)	53,961	9,729	227
Total Return Fund	306,159	1,002,005	289,761	15,472	1,025,404	22,067	(12,970)
CommodityRealReturn Strategy Fund®	1,354,710	43,717	1,034,713	116,370	463,269	43,436	35,991
Totals	$12,577,257	$15,411,861	$12,873,589	$118,759	$14,894,363	$1,040,317	$(79,686)

126	PIMCO Funds

March 31, 2008

All Asset All Authority Fund

Underlying Funds	Market Value 03/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2008	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$514	$30,180	$20,635	$(397)	$8,241	$322	$(1,344)
Developing Local Markets Fund	69,192	97,382	67,649	1,813	103,194	7,806	5,289
Diversified Income Fund	49,278	18,999	38,261	(881)	28,119	2,959	(1,103)
Emerging Local Bond Fund	45,166	109,535	86,277	2	70,806	8,282	3,077
Emerging Markets Bond Fund	31,775	57,560	11,865	(330)	75,871	2,799	177
European StocksPLUS® TR Strategy Fund	4,670	5,910	8,000	(470)	2,162	365	(255)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	13,610	29,704	28,000	(529)	13,342	4,207	(629)
Floating Income Fund	227,166	170,300	382,732	(168)	4,525	9,206	(7,503)
Foreign Bond Fund (Unhedged)	0	26,448	2,602	1,750	25,527	1,005	(69)
Fundamental Advantage Total Return Fund	0	11,273	0	57	11,330	0	0
Fundamental IndexPLUSTM Fund	27,165	8,600	13,805	(2,827)	18,964	1,431	(491)
Fundamental IndexPLUSTM TR Fund	32,117	2,735	15,885	(1,277)	17,645	1,317	(36)
Global Bond Fund (Unhedged)	238	14	0	27	282	14	0
GNMA Fund	0	1	0	0	1	0	0
High Yield Fund	14,756	39,290	34,285	(231)	18,940	1,669	(27)
Income Fund	0	44,747	0	(615)	44,132	782	0
Japanese StocksPLUS® TR Strategy Fund	47,210	14,550	39,114	(3,053)	15,597	699	(813)
Long Duration Total Return Fund	0	6,780	0	90	6,870	21	0
Long-Term U.S. Government Fund	9,919	73,239	55,320	2,348	30,767	1,338	888
Low Duration Fund	9,340	18,896	25,503	49	2,720	384	(25)
Mortgage-Backed Securities Fund	181	11	0	4	195	10	0
Real Return Asset Fund	43,420	194,206	96,051	7,910	149,459	5,313	988
Real Return Fund	36,998	113,135	16,946	3,632	136,230	4,086	(292)
RealEstateRealReturn Strategy Fund	1,184	18,011	0	228	19,515	435	0
Short-Term Fund	0	1	0	0	1	0	0
Small Cap StocksPLUS® TR Fund	0	2,365	0	(393)	1,973	96	0
StocksPLUS® Fund	5,857	204	4,597	(126)	1,369	203	121
StocksPLUS® Total Return Fund	1	6,181	3,698	(179)	2,195	176	(111)
StocksPLUS® TR Short Strategy Fund	152,132	87,281	68,332	13,624	191,557	7,465	(5,258)
Total Return Fund	2,386	50,419	648	(48)	52,106	561	(13)
CommodityRealReturn Strategy Fund®	66,546	10,823	53,471	6,857	30,831	2,509	3,813
Totals	$890,821	$1,248,780	$1,073,676	$26,867	$1,084,466	$65,460	$(3,616)

7.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

8.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Annual Report	March 31, 2008	127

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$15,411,861	$12,873,589
All Asset All Authority Fund	0	0	1,248,780	1,073,676
Fundamental IndexPLUSTM Fund	159,830	102,044	249,596	203,231
Fundamental IndexPLUSTM TR Fund	2,097,183	1,757,149	185,059	183,488
International StocksPLUS® TR Strategy Fund (Uuhedged)	360,945	316,199	29,713	18,992
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	7,443,249	7,139,822	265,446	254,891
Real Return Fund	163,483,681	158,413,339	2,244,682	910,086
RealEstateRealReturn Strategy Fund	3,409,332	2,990,009	28,878	10,784
Small Cap StocksPLUS® TR Fund	140,423	123,656	16,904	6,042
StocksPLUS® Fund	336,427	290,070	288,921	246,404
StocksPLUS® Total Return Fund	1,971,097	1,855,307	163,545	125,560
StocksPLUS® TR Short Strategy Fund	420,903	347,909	52,653	29,278
CommodityRealReturn Strategy Fund®	145,598,111	142,660,354	5,834,493	6,719,147

9.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Fundamental IndexPLUSTM Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Premium
Balance at 03/31/2007	80	$20,700	GBP	200	$281
Sales	1,474	41,100		0	1,271
Closing Buys	(674)	(26,300)		0	(541)
Expirations	(352)	(9,000)		(200)	(131)
Exercised	(528)	0		0	(270)
Balance at 03/31/2008	0	$26,500	GBP	0	$610

	Fundamental IndexPLUSTM TR Fund							International StocksPLUS® TR Strategy Fund (Unhedged)
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	323	$129,300	GBP	700	EUR	11,000	$1,649	28	$5,000	$61
Sales	2,644	157,300		0		0	4,330	275	9,100	333
Closing Buys	(886)	(150,600)		0		(8,000)	(2,357)	(117)	(8,000)	(132)
Expirations	(1,456)	(29,000)		(700)		(3,000)	(827)	(26)	0	(7)
Exercised	0	(3,000)		0		0	(12)	(88)	0	(39)
Balance at 03/31/2008	625	$104,000	GBP	0	EUR	0	$2,783	72	$6,100	$216

	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)							Real Return Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	205	$250,700	GBP	6,400	EUR	35,000	$3,145	6,610	$305,000	$5,303
Sales	2,630	324,300		0		36,600	6,366	21,945	2,476,140	77,401
Closing Buys	(1,320)	(310,900)		0		0	(4,507)	(2,184)	(767,540)	(8,313)
Expirations	(1,431)	(122,100)		(6,400)		(55,400)	(1,766)	(10,791)	(162,600)	(4,839)
Exercised	0	0		0		0	0	(3,597)	0	(1,138)
Balance at 03/31/2008	84	$142,000	GBP	0	EUR	16,200	$3,238	11,983	$1,851,000	$68,414

	RealEstateRealReturn Strategy Fund			Small Cap StocksPLUS® TR Fund			StocksPLUS® Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	0	$0	$0	1	$1,000	$13	292	$101,800	GBP	1,800	EUR	3,000	$1,940
Sales	1,323	13,400	1,550	101	1,000	68	2,653	127,200		0		0	4,477
Closing Buys	(248)	0	(129)	(64)	(1,000)	(40)	(1,183)	(126,800)		0		0	(2,186)
Expirations	(280)	0	(78)	(2)	0	0	(883)	(22,600)		(1,800)		(3,000)	(1,664)
Exercised	0	0	0	(14)	0	(4)	(879)	0		0		0	(448)
Balance at 03/31/2008	795	$13,400	$1,343	22	$1,000	$37	0	$79,600	GBP	0	EUR	0	$2,119

128	PIMCO Funds

March 31, 2008

	StocksPLUS® Total Return Fund							StocksPLUS® TR Short Strategy Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	255	$76,600	GBP	500	EUR	8,000	$1,225	78	$34,800	GBP	300	EUR	1,000	$416
Sales	1,397	96,200		0		0	2,750	692	32,500		0		0	962
Closing Buys	(418)	(103,000)		0		0	(1,429)	(483)	(44,800)		0		(1,000)	(687)
Expirations	(567)	(2,900)		(500)		(8,000)	(741)	(5)	0		(300)		0	(6)
Exercised	(440)	(2,000)		0		0	(284)	(64)	(1,000)		0		0	(32)
Balance at 03/31/2008	227	$64,900	GBP	0	EUR	0	$1,521	218	$21,500	GBP	0	EUR	0	$653

	CommodityRealReturn Strategy Fund®
	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	359,008,458	$257,000	$18,764
Sales	164,640,374	2,060,120	103,326
Closing Buys	(13,559)	(673,820)	(17,667)
Expirations	(134,011,972)	(117,000)	(8,796)
Exercised	(2,368)	(37,000)	(917)
Balance at 03/31/2008	389,620,933	$1,489,300	$94,710

10.  LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $325 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of March 31, 2008 are disclosed as demand loan payable to bank on the Statement of Assets and Liabilities. As of March 31, 2008, the AAAA Fund was paying interest at 3.56% Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the period ended March 31, 2008 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Oustanding Principal as of 03/31/2008
$205,388	$242,760	$11,822	$427	$125,000

Annual Report	March 31, 2008	129

Notes to Financial Statements  (Cont.)

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund				Fundemental IndexPLUSTM Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	7,294	$93,384	8,122	$102,798	2,526	$27,652	1,009	$10,623	0	$0	1	$10
Other Classes	339,701	4,367,452	270,676	3,427,616	40,127	437,197	26,975	285,377	22,114	254,095	41,720	454,465
Issued as reinvestment of distributions
Class D	1,645	20,792	1,417	17,763	64	685	51	530	0	0	0	0
Other Classes	69,839	884,966	48,123	605,076	3,395	36,076	2,639	27,599	2,721	29,362	2,815	30,350
Cost of shares redeemed
Class D	(8,691)	(111,281)	(20,270)	(255,263)	(624)	(6,699)	(1,017)	(10,747)	0	0	0	0
Other Classes	(206,953)	(2,656,903)	(232,567)	(2,939,293)	(22,280)	(239,984)	(34,554)	(365,910)	(29,699)	(318,675)	(7,493)	(77,399)
Net increase (decrease) resulting from Fund share transactions	202,835	$2,598,410	75,501	$958,697	23,208	$254,927	(4,897)	$(52,528)	(4,864)	$(35,218)	37,043	$407,426

	Real Return Fund				RealEstateRealReturn Strategy Fund				Small Cap StocksPLUS® TR Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	39,632	$443,918	22,901	$247,567	721	$4,530	561	$4,964	31	$334	10	$103
Other Classes	533,738	5,945,232	323,709	3,491,057	62,472	366,010	5,394	46,062	2,292	24,050	786	11,102
Issued as reinvestment of distributions
Class D	6,035	65,759	3,299	35,728	96	570	331	2,482	2	18	0	1
Other Classes	71,260	776,894	37,489	406,069	3,198	18,748	8,207	62,145	152	1,534	12	134
Cost of shares redeemed
Class D	(27,909)	(304,235)	(49,934)	(538,904)	(885)	(5,820)	(1,687)	(14,482)	(29)	(248)	0	0
Other Classes	(365,792)	(3,992,114)	(548,965)	(5,932,965)	(11,386)	(72,881)	(38,457)	(333,861)	(522)	(5,236)	(4)	(40)
Net increase (decrease) resulting from Fund share transactions	256,964	$2,935,454	(211,501)	$(2,291,448)	54,216	$311,157	(25,651)	$(232,690)	1,926	$20,452	804	$11,300

130	PIMCO Funds

March 31, 2008

Fundemental IndexPLUSTM TR Fund				International StocksPLUS® TR Strategy Fund (Unhedged)				International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Period from 11/30/2006 to 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

370	$3,841	3,185	$33,680	112	$1,139	54	$541	1,632	$20,459	352	$4,300
15,485	163,646	24,813	267,819	3,880	39,962	5,395	53,979	2,957	36,132	23,312	286,681

62	641	372	3,831	3	31	0	3	35	431	35	415
3,284	33,832	6,055	62,466	540	5,524	218	2,159	1,430	17,567	6,743	79,935

(382)	(4,062)	(3,063)	(31,525)	(101)	(1,062)	(1)	(17)	(1,214)	(14,529)	(355)	(4,206)
(18,585)	(197,042)	(23,285)	(232,993)	(2,186)	(21,627)	0	0	(28,285)	(328,886)	(30,332)	(370,182)

234	$856	8,077	$103,278	2,248	$23,967	5,666	$56,665	(23,445)	$(268,826)	(245)	$(3,057)

StocksPLUS® Fund				StocksPLUS® Total Return Fund				StocksPLUS® TR Short Strategy Fund				CommodityRealReturn Strategy Fund®
Year Ended 03/31/2008		Year Ended 03/31/07		Year Ended 03/31/2008		Year Ended 03/31/07		Year Ended 03/31/2008		Period Ended 03/31/07		Year Ended 03/31/2008		Year Ended 03/31/07
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

99	$1,097	342	$3,516	495	$5,697	125	$1,454	1,223	$11,168	30	$256	29,964	$500,993	27,032	$389,690
24,962	280,673	16,477	175,403	13,820	166,369	15,380	189,887	15,847	138,602	7,171	63,291	228,805	3,739,111	348,054	4,987,823

31	328	45	465	67	771	31	370	6	49	1	5	3,565	56,459	2,390	33,332
3,930	43,016	3,240	34,536	4,077	46,801	2,849	34,154	963	7,849	817	6,796	34,723	548,207	23,339	326,510

(488)	(5,399)	(940)	(9,761)	(181)	(2,125)	(129)	(1,508)	(252)	(2,128)	(2)	(17)	(31,632)	(495,715)	(59,061)	(845,947)
(37,731)	(425,091)	(38,047)	(404,499)	(23,171)	(276,756)	(8,920)	(106,974)	(10,086)	(85,553)	(3,961)	(34,918)	(317,940)	(5,012,205)	(372,997)	(5,341,120)

(9,197)	$(105,376)	(18,883)	$(200,340)	(4,893)	$(59,243)	9,336	$117,383	7,701	$69,987	4,056	$35,413	(52,515)	$(663,150)	(31,243)	$(449,712)

Annual Report	March 31, 2008	131

Notes to Financial Statements  (Cont.)

12.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints were filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on April 1, 2007. Management has reviewed the Fund’s tax positions for all

132	PIMCO Funds

March 31, 2008

open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CRRS Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

To the extent the All Asset and All Asset All Authority Funds invest in the CRRS Fund, an Underlying Fund, the All Asset and All Asset All Authority Funds may be subject to additional tax risk.

The Funds file U. S. tax returns. While the statute of limitations remains open to examine the Fund’s U. S. tax returns filed for the fiscal years from 2004-2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended March 31, 2008, the CommodityRealReturn Strategy Fund® and Real Return Fund incurred $105,171 and 127,057, respectively, in CPMF and FTT costs.

As of March 31, 2008, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
All Asset Fund	$25,770	$0	$61,257	$0	$(158,627)	$(81,933)
All Asset All Authority Fund	551	0	19,074	0	(14,165)	0
Fundamental IndexPLUS™ Fund	0	0	(16,139)	(149)	0	0
Fundamental IndexPLUS™ TR Fund	0	0	2,515	(1,345)	0	0
International StocksPLUS® TR Strategy Fund (Unhedged)	0	0	(425)	(63)	0	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	0	5,157	(397)	0	(1,479)
Real Return Fund	425,246	0	15,395	(96,883)	0	0
RealEstateRealReturn Strategy Fund	0	0	395	(2,314)	(8,747)	0
Small Cap StocksPLUS® TR Fund	243	0	(231)	(43)	0	(4,234)
StocksPLUS® Fund	36,607	0	(18,638)	(3,697)	(58,541)	(122,612)
StocksPLUS® Total Return Fund	3,797	0	(899)	(291)	0	(40,406)
StocksPLUS® TR Short Strategy Fund	1,932	3,621	1,218	(275)	0	0
CommodityRealReturn Strategy Fund®	1,850,291	194,551	814,432	(107,000)	0	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2007 through March 31, 2008 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

Annual Report	March 31, 2008	133

Notes to Financial Statements  (Cont.)

As of March 31, 2008, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2011	2013	2014	2015
All Asset Fund	$0	$0	$0	$158,627
All Asset All Authority Fund	0	0	0	14,165
RealEstateRealReturn Strategy Fund	0	0	0	8,747
StocksPLUS® Fund	58,541	0	0	0

As of March 31, 2008, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
All Asset Fund	$14,833,105	$355,722	$(294,464)	$61,258
All Asset All Authority Fund	1,069,327	38,391	(19,317)	19,074
Fundamental IndexPLUS™ Fund	482,639	1,625	(13,363)	(11,738)
Fundamental IndexPLUS™ TR Fund	957,841	16,022	(10,185)	5,837
International StocksPLUS® TR Strategy Fund (Unhedged)	128,153	1,368	(1,606)	(238)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	876,015	14,855	(9,172)	5,683
Real Return Fund	28,719,021	231,477	(122,435)	109,042
RealEstateRealReturn Strategy Fund	902,112	6,187	(2,029)	4,158
Small Cap StocksPLUS® TR Fund	44,553	488	(651)	(163)
StocksPLUS® Fund	860,583	7,571	(20,214)	(12,643)
StocksPLUS® Total Return Fund	521,825	8,102	(6,408)	1,694
StocksPLUS® TR Short Strategy Fund	293,574	4,497	(2,712)	1,785
CommodityRealReturn Strategy Fund®	24,203,274	1,056,864	(149,604)	907,260

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2008 and March 31, 2007, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2008			March 31, 2007
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
All Asset Fund	$1,015,232	$0	$0	$681,865	$34,627	$0
All Asset All Authority Fund	50,192	0	0	38,486	1,264	0
Fundamental IndexPLUS™ Fund	3,504	5,612	21,802	32,246	0	0
Fundamental IndexPLUS™ TR Fund	6,094	1,990	30,003	70,483	0	0
International StocksPLUS® TR Strategy Fund (Unhedged)	1,559	1,138	2,878	2,162	0	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	17,473	867	0	81,939	0	0
Real Return Fund	1,006,090	0	0	522,166	342	14,734
RealEstateRealReturn Strategy Fund	20,705	0	0	70,922	93	0
Small Cap StocksPLUS® TR Fund	1,310	245	0	136	0	0
StocksPLUS® Fund	48,311	0	0	39,655	0	0
StocksPLUS® Total Return Fund	30,747	18,799	0	20,806	15,318	0
StocksPLUS® TR Short Strategy Fund	7,934	0	0	6,808	0	0
CommodityRealReturn Strategy Fund®	772,283	0	0	453,910	0	0

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

134	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	NAB	National Australia Bank Limited
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	SOG	Societe Generale
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.	WAC	Wachovia Bank N.A.
CITI	Citibank N.A.	MLP	Merrill Lynch & Co., Inc.
CBA	Commonwealth Bank of Australia	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HUF	Hungarian Forint	PHP	Philippines Peso
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian Leu
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SAR	Saudi Riyal
CNY	Chinese Yuan Renminbi	KRW	South Korean Won	SEK	Swedish Krona
COP	Colombia Peso	KZT	Kazakhstan Tenge	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	SKK	Slovakian Koruna
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish Lira
EGP	Egyptian Pound	MYR	Mexican Peso	TWD	Taiwan Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound Sterling	NZD	New Zealand Dollar	UYU	Uruguay Peso
HKD	Hong Kong Dollar	PEN	Peruvian Nuevo Sol	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International
EM	Emerging Markets	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Annual Report	March 31, 2008	135

Report of Independent Registered Public Accounting Firm

To the Trustees and Class D Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the All Asset Fund, All Asset All Authority Fund, CommodityRealReturn Strategy® Fund, Fundamental IndexPLUSTM Fund, Fundamental IndexPLUSTM TR Fund, International StocksPLUS® TR Strategy Fund (US Dollar-Hedged), International StocksPLUS® TR Strategy Fund (Unhedged), Real Return Fund, RealEstateRealReturn Strategy Fund, Small Cap StocksPLUS® TR Fund, StocksPLUS® Fund, StocksPLUS® Total Return Fund, and StocksPLUS® TR Short Strategy Fund, thirteen of the seventy Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated, the cash flows for the Small Cap StocksPLUS® TR Fund , StocksPLUS® Total Return Fund and All Asset All Authority Fund for the year then ended, and the financial highlights of the Funds for the Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements (consolidated financial statements for the CommodityRealReturn Strategy® Fund) and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2008

136	PIMCO Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2008) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2008 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2008 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
All Asset Fund	0.25%	0.32%	$463,347	$727
All Asset All Authority Fund	0.40%	0.54%	26,358	41
Fundamental IndexPLUS™ Fund	0.00%	0.24%	12,109	0
Fundamental IndexPLUS™ TR Fund	0.36%	0.47%	19,890	0
International StocksPLUS® TR Strategy Fund (Unhedged)	0.00%	0.00%	868	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1.88%	1.93%	27,485	0
Real Return Fund	0.01%	0.05%	401,595	3,229
RealEstateRealReturn Strategy Fund	0.00%	0.00%	7,736	0
Small Cap StocksPLUS® TR Fund	0.09%	0.11%	238	0
StocksPLUS® Fund	1.08%	1.82%	35,482	0
StocksPLUS® Total Return Fund	0.40%	0.53%	11,707	7,103
StocksPLUS® TR Short Strategy Fund	0.61%	0.80%	5,827	0
CommodityRealReturn Strategy Fund®	0.02%	0.03%	315,911	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2009, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2008.

Annual Report	March 31, 2008	137

Management of the Trust

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (48) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO. Formerly, Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (48) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (67) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (73) Trustee	02/1995 to Present	Private Investor. Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

J. Michael Hagan (68) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies). Formerly, Director, Remedy Temp (staffing). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (70) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor. Formerly, Director, New Century Financial Corporation (mortgage banking). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

138	PIMCO Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (50) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (43) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (45) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (62) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (45) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Joshua D. Ratner (31) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Henrik P. Larsen (38) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (50) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (40) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (33) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (38) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2008	139

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

140	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

PO Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 3/31/08. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2008. For information about any product, contact your financial advisor.                                   AZ693AR_21171

[LOGO] Allianz
Global Investors

Share Classes | Institutional and Administrative

Annual Report March 31, 2008

PIMCO FUNDS

Municipal Bond Funds

A company of Allianz Global Investors

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, (800) 927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Municipal Bond Funds covering the twelve-month period ended March 31, 2008. At the end of the period, net assets for the overall PIMCO Funds family stood at over $251 billion.

Highlights of the financial markets during the period include:

■

Credit markets worldwide experienced an exceptionally severe loss of liquidity brought on by declining U.S. residential property values, the continuing subprime mortgage debacle, and a rare de-leveraging of financial markets. In response, global central banks injected substantial liquidity into the banking system and reversed monetary policy from earlier in the period to either a neutral or an easing bias.

■

The Federal Reserve reduced the Federal Funds Rate six times from 5.25% to 2.25% and reduced the discount rate eight times from 6.25% to 2.50%. Additionally, the Federal Reserve expanded its securities lending program to include the exchange of U.S. Treasuries for mortgage-linked bonds, opened its lending window to investment banks and participated in the bailout of a major U.S. brokerage firm. The Bank of England reduced its key-lending rate twice from 5.75% to 5.25% after raising the rate two times earlier in the fiscal period. The European Central Bank raised the overnight rate in June to 4.00%, but then paused, while the Bank of Japan kept its policy rate unchanged at 0.50% for the period.

■

Municipal bond returns lagged their taxable counterparts and municipal bond yields remained at historically high levels compared to U.S. Treasuries amid continued pressure on the demand side of the municipal bond market. Additionally, the absence of institutional investor support for the municipal bond asset class, such as from hedge funds and Wall Street trading firms, added to problems in the municipal bond market as demand from these entities lagged during the period due to balance sheet constraints and the margin calls faced by leveraged investors. The Lehman Brothers General Municipal Bond Index returned 1.90% for the period.

■

Government bond yields declined worldwide as investors moved into higher-quality assets due to the credit and liquidity crisis, which has gripped financial markets since the second half of 2007 and intensified during the latter part of the period. The yield on the ten-year U.S. Treasury declined by 1.24% to end the period at 3.41%. The Lehman Brothers U.S. Aggregate Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 7.67% for the period.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 29, 2008

Annual Report	March 31, 2008	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, issuer non-diversification risk, leveraging risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, management risk and short sale risk. A complete description of these and other risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class shares performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class shares. The Administrative Class shares of the following Funds were first offered in (month/year): California Intermediate Municipal Bond Fund (9/99), Municipal Bond Fund (9/98) and Short Duration Municipal Income Fund (10/02). All other Funds in this Annual Report do not currently offer Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	Municipal Bond Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all funds is from October 1, 2007 to March 31, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2008	3

PIMCO California Intermediate Municipal Bond Fund	Institutional Class	PCIMX
	Administrative Class	PCMMX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

California	78.9%
Puerto Rico	10.0%
Short-Term Instruments	4.5%
Virgin Islands	3.0%
Other	3.6%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	-0.60%	2.57%	4.20%
PIMCO California Intermediate Municipal Bond Fund Administrative Class	-0.85%	2.31%	3.94%
Lehman Brothers California Intermediate Municipal Bond Index	4.96%	3.92%	5.14%
Lipper California Intermediate Municipal Dept Funds Average	1.94%	2.73%	4.38%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.445% for the Institutional Class shares and 0.695% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$995.90	$994.66	$1,022.75	$1,021.50
Expenses Paid During Period†	$2.25	$3.49	$2.28	$3.54

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.445% for Institutional Class, 0.695% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO California Intermediate Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»	The Fund’s average credit quality was A+ at the end of the twelve-month period versus the benchmark’s average of AA1/AA2.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

»

The Fund’s effective duration was managed above that of its benchmark index throughout the period, which detracted from performance as municipal bond yields increased across all intermediate to long maturities.

»

The Fund’s Institutional Class SEC yield after fees at March 31, 2008 was 4.09%. The yield was 6.94% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 4.60% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. Your tax adjusted yield may differ depending on your tax bracket.

»	Yield curve positioning enhanced performance as the yield curve steepened over the period.

»	California municipal bonds underperformed the broader national market for the period. Yield premiums continued to widen over the twelve-month period.

»	Exposure to zero coupon municipal bonds detracted from performance as intermediate and longer-duration zero coupons decreased in value over the period.

4	PIMCO Funds	Municipal Bond Funds

PIMCO California Short Duration Municipal Income Fund
	Institutional Class	PCDIX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

California	94.1%
Short-Term Instruments	4.5%
Corporate Bonds & Notes	1.4%
‡ % of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Cumulative Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	3.05%	3.41%
Lehman Brothers California 1 Year Municipal Bond Index	5.04%	4.48%
Lipper California Short Intermediate Municipal Debt Funds Average	1.87%	2.43%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.35% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,017.58	$1,023.25
Expenses Paid During Period†	$1.77	$1.77

† The actual expenses are equal to the net annualized expense ratio of 0.35% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO California Short Duration Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»	The Fund’s average credit quality was AA+ at the end of the twelve-month period versus the benchmark’s average of AA1/AA2.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

»

The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance, as municipal yields in California decreased for shorter maturities.

»

The Fund’s Institutional Class SEC yield after fees at March 31, 2008 was 3.62%. The yield was 6.14% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 4.07% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. Your tax adjusted yield may differ depending on your tax bracket.

»	Municipal bonds within California underperformed the broader national market for the period as issuance within the state was the largest nationwide.

Annual Report	March 31, 2008	5

PIMCO High Yield Municipal Bond Fund
	Institutional Class	PHMIX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Illinois	10.9%
Texas	8.6%
Michigan	6.9%
Pennsylvania	6.0%
Colorado	5.2%
California	5.0%
Florida	5.0%
Other	52.4%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Cumulative Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	-10.67%	-1.07%
60% Lehman Brothers High Yield Municipal Index/40% Lehman Brothers Municipal Bond Index	-3.20%	1.17%
Lipper High Yield Municipal Debt Funds Average	-6.78%	-1.28%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.55% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$925.51	$1,022.30
Expenses Paid During Period†	$2.60	$2.73

† The actual expenses are equal to the net annualized expense ratio of 0.54% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio of 0.54% reflects net annualized expenses after application of an expense reduction of 0.01%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

»

Municipal bonds underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

»	Exposure to higher-yielding municipal bonds detracted from performance as high-yield municipal bonds underperformed investment-grade municipal bonds.

»	The Fund’s effective duration was managed above that of its benchmark throughout the period, which detracted from performance as municipal yields increased across longer maturities.

»

The Fund’s Institutional Class SEC yield after fees at March 31, 2008 was 5.87%. The yield was 9.03% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 6.52% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

»	An overweight to the airline sector detracted from performance as the airline sector underperformed during the period.

»	Exposure to the tobacco sector detracted from performance as the Tobacco Bond Index underperformed the general Municipal Bond Index.

6	PIMCO Funds	Municipal Bond Funds

PIMCO Municipal Bond Fund	Institutional Class	PFMIX
	Administrative Class	PMNAX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

California	22.2%
Texas	9.8%
New York	7.7%
Illinois	6.5%
Short-Term Instruments	5.6%
New Jersey	5.1%
Other	43.1%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	-2.04%	3.10%	4.32%	4.29%
PIMCO Municipal Bond Fund Administrative Class	-2.28%	2.84%	4.06%	4.03%
Lehman Brothers Municipal Bond Index	1.90%	3.92%	4.99%	4.99%
Lipper General Municipal Debt Funds Average	-0.85%	3.07%	3.83%	3.83%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.525% for the Institutional Class shares and 0.785% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class		Administrative Class		Institutional Class		Administrative Class
Beginning Account Value (10/01/07)	$1,000.00		$1,000.00		$1,000.00		$1,000.00
Ending Account Value (03/31/08)	$973.23		$972.00		$1,022.65		$1,021.40
Expenses Paid During Period(a)	$2.69	(c)	$3.92	(d)	$2.76	(c)	$4.02	(d)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$2.29		$3.52		$2.35		$3.61

(a) For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.545% for the Institutional Class shares and 0.795% for the Administrative Class shares), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(b) For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.465% for the Institutional Class shares and 0.715% for the Administrative Class shares), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $0.40 for Actual Performance and $0.40 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(i) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

(d) Includes non-cash interest expense of $0.41 for Actual Performance and $0.41 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(i) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»	The Fund’s average credit quality was AA at the end of the twelve-month period versus the benchmark’s average of AA1/AA2.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

»	The Fund’s effective duration was managed below its benchmark throughout the period, which benefited performance as municipal bond yields increased across all maturities longer than ten years.

»

The Fund’s Institutional Class SEC yield after fees at March 31, 2008 was 4.40%. The yield was 6.77% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.89% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

»	Yield curve positioning detracted from performance as the yield curve steepened over the period.

»	Exposure to long-dated municipal bonds detracted from performance as the Long Municipal Index underperformed the front end of the municipal bond yield curve by over 2.00%.

Annual Report	March 31, 2008	7

PIMCO New York Municipal Bond Fund
	Institutional Class	PNYIX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

New York	72.0%
Short-Term Instruments	11.2%
Puerto Rico	7.9%
California	2.2%
Other	6.7%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	2.10%	3.75%	5.63%
Lehman Brothers New York Insured Municipal Bond Index	1.82%	3.89%	5.62%
Lipper New York Municipal Debt Funds Average	-0.45%	3.14%	4.43%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.485% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,014.83	$1,022.75
Expenses Paid During Period†	$2.27	$2.28

† The actual expenses are equal to the net annualized expense ratio of 0.445% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO New York Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

»	The Fund’s average credit quality was AA at the end of the twelve-month period versus the benchmark’s average of AAA/AAA.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

»	The Fund’s effective duration was managed above that of its benchmark throughout the period, which benefited performance as municipal bond yields increased across all maturities ten years and higher.

»

The Fund’s Institutional Class SEC yield after fees at March 31, 2008 was 3.23%. The yield was 5.33% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective NY state tax rate of 4.45%, or 5.55% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 3.74% on a fully tax adjusted basis assuming a federal tax rate of 10.0% and an effective NY state tax rate of 3.60%, or 3.85% for a New York City resident assuming an effective tax rate of 6.21%. Your tax adjusted yield may differ depending on your tax bracket.

»	Municipal bonds within New York underperformed the broader national market for the period.

»	Exposure to zero coupon municipal bonds detracted from performance as intermediate and longer duration zero coupons decreased in value over the period.

8	PIMCO Funds	Municipal Bond Funds

PIMCO Short Duration Municipal Income Fund	Institutional Class	PSDIX
	Administrative Class	PSDMX

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

New York	14.4%
Texas	14.2%
Massachusetts	9.6%
Short-Term Instruments	7.8%
Washington	7.1%
California	7.0%
Wisconsin	6.2%
Other	33.7%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	-0.35%	1.90%	2.87%
PIMCO Short Duration Municipal Income Fund Administrative Class	-0.57%	1.67%	2.63%
Lehman Brothers 1 Year Municipal Bond Index	5.21%	2.61%	3.43%
Lipper Short Municipal Debt Funds Average	2.84%	2.14%	3.08%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.40% for the Institutional Class shares and 0.63% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$985.75	$984.63	$1,023.25	$1,022.00
Expenses Paid During Period†	$1.74	$2.98	$1.77	$3.03

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.35% for the Institutional Class shares and 0.60% for the Administrative Class shares), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short Duration Municipal Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»	The Fund’s average credit quality was AA+ at the end of the twelve-month period versus the benchmark’s average of AAA/AA1.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

»	The Fund’s effective duration was managed above that of its benchmark throughout the period, which benefited performance as shorter municipal bond yields declined.

»

The Fund’s Institutional Class SEC yield after fees at March 31, 2008 was 4.04%. The yield was 6.22% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.49% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

»	Yield curve positioning enhanced performance as municipal bond yield curves steepened over the period.

»	An overweight to zero coupon municipal bonds at the end of the twelve-month period detracted from performance as zero coupon municipal bonds underperformed the broader municipal bond index.

Annual Report	March 31, 2008	9

Benchmark Descriptions

Index	Description

60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers Municipal Bond Index	The benchmark is a blend of 60% Lehman Brothers High Yield Municipal Bond Index and 40% Lehman Brothers General Municipal Bond Index. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers 1 Year Municipal Bond Index	Lehman Brothers 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California 1 Year Municipal Bond Index	Lehman Brothers California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California Intermediate Municipal Bond Index	Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers New York Insured Municipal Bond Index	Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Treasury Index	Lehman Brothers Treasury Index consists of public obligations of the U.S. Treasury with a remaining maturity of one year or more. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

10	PIMCO Funds	Municipal Bond Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Annual Report	March 31, 2008	11

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

California Intermediate Municipal Bond Fund
Institutional Class
03/31/2008	$9.93	$0.41	$(0.47)	$(0.06)	$(0.40)	$0.00
03/31/2007	9.83	0.40	0.10	0.50	(0.40)	0.00
03/31/2006	9.96	0.39	(0.13)	0.26	(0.39)	0.00
03/31/2005	10.22	0.42	(0.26)	0.16	(0.42)	0.00
03/31/2004	10.22	0.42	0.00	0.42	(0.42)	0.00
Administrative Class
03/31/2008	9.93	0.39	(0.47)	(0.08)	(0.38)	0.00
03/31/2007	9.83	0.37	0.10	0.47	(0.37)	0.00
03/31/2006	9.96	0.37	(0.13)	0.24	(0.37)	0.00
03/31/2005	10.22	0.39	(0.26)	0.13	(0.39)	0.00
03/31/2004	10.22	0.39	0.00	0.39	(0.39)	0.00

California Short Duration Municipal Income Fund
Institutional Class
03/31/2008	$10.04	$0.35	$(0.05)	$0.30	$(0.35)	$0.00
08/31/2006 - 03/31/2007	10.00	0.19	0.04	0.23	(0.19)	0.00

High Yield Municipal Bond Fund
Institutional Class
03/31/2008	$10.63	$0.50	$(1.61)	$(1.11)	$(0.49)	$0.00
07/31/2006 - 03/31/2007	10.00	0.35	0.63	0.98	(0.34)	(0.01)

Municipal Bond Fund
Institutional Class
03/31/2008	$10.31	$0.43	$(0.63)	$(0.20)	$(0.44)	$0.00
03/31/2007	10.18	0.42	0.13	0.55	(0.42)	0.00
03/31/2006	10.14	0.41	0.02	0.43	(0.39)	0.00
03/31/2005	10.32	0.43	(0.19)	0.24	(0.42)	0.00
03/31/2004	10.18	0.42	0.14	0.56	(0.42)	0.00
Administrative Class
03/31/2008	10.31	0.41	(0.64)	(0.23)	(0.41)	0.00
03/31/2007	10.18	0.39	0.14	0.53	(0.40)	0.00
03/31/2006	10.14	0.38	0.03	0.41	(0.37)	0.00
03/31/2005	10.32	0.40	(0.19)	0.21	(0.39)	0.00
03/31/2004	10.18	0.39	0.14	0.53	(0.39)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.80%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.10%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.55%.

12	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.40)	$9.47	(0.60)%	$106,867	0.44	5%	0.44	5%	4.24%	37%
0.00	(0.40)	9.93	5.14	101,792	0.44	5	0.44	5	4.01	59
0.00	(0.39)	9.83	2.65	93,639	0.56	(b)	0.46	(b)	3.93	131
0.00	(0.42)	9.96	1.58	76,703	0.63		0.47		4.15	43
0.00	(0.42)	10.22	4.17	73,136	0.47		0.47		4.11	137

0.00	(0.38)	9.47	(0.85)	1,635	0.69	5	0.69	5	3.98	37
0.00	(0.37)	9.93	4.88	1,807	0.69	5	0.69	5	3.76	59
0.00	(0.37)	9.83	2.39	1,723	0.81	(b)	0.71	(b)	3.68	131
0.00	(0.39)	9.96	1.33	1,760	0.88		0.72		3.90	43
0.00	(0.39)	10.22	3.91	2,117	0.72		0.72		3.88	137

$0.00	$(0.35)	$9.99	3.05%	$10,825	0.35%		0.35%		3.45%	92%
0.00	(0.19)	10.04	2.33	2,884	0.35	*(c)	0.35	*(c)	3.29 *	83

$0.00	$(0.49)	$9.03	(10.67)%	$118,066	0.54	%(e)	0.54	%(e)	5.06%	160%
0.00	(0.35)	10.63	9.95	18,906	0.55	*(d)	0.55	*(d)	4.94 *	94

$0.00	$(0.44)	$9.67	(2.04)%	$335,883	0.54	5%	0.46	5%	4.31%	64%
0.00	(0.42)	10.31	5.49	223,321	0.52	5	0.46	5	4.05	76
0.00	(0.39)	10.18	4.31	198,755	0.71	(b)	0.48	(b)	4.03	63
0.00	(0.42)	10.14	2.35	131,443	0.67		0.49		4.20	56
0.00	(0.42)	10.32	5.57	126,522	0.49		0.49		4.06	115

0.00	(0.41)	9.67	(2.28)	757	0.79	5	0.71	5	4.05	64
0.00	(0.40)	10.31	5.25	819	0.78	5	0.71	5	3.81	76
0.00	(0.37)	10.18	4.05	1,127	0.96	(b)	0.73	(b)	3.77	63
0.00	(0.39)	10.14	2.09	2,690	0.92		0.74		3.97	56
0.00	(0.39)	10.32	5.31	24,245	0.74		0.74		3.81	115

Annual Report	March 31, 2008	13

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

New York Municipal Bond Fund
Institutional Class
03/31/2008	$10.88	$0.41	$(0.19)	$0.22	$(0.40)	$(0.02)
03/31/2007	10.76	0.42	0.13	0.55	(0.41)	(0.02)
03/31/2006	10.77	0.37	0.00	0.37	(0.37)	(0.01)
03/31/2005	10.87	0.37	(0.10)	0.27	(0.37)	0.00
03/31/2004	10.68	0.37	0.21	0.58	(0.37)	(0.02)

Short Duration Municipal Income Fund
Institutional Class
03/31/2008	$9.95	$0.38	$(0.41)	$(0.03)	$(0.38)	$0.00
03/31/2007	9.96	0.35	(0.01)	0.34	(0.35)	0.00
03/31/2006	9.95	0.34	0.01	0.35	(0.34)	0.00
03/31/2005	10.17	0.28	(0.22)	0.06	(0.28)	0.00
03/31/2004	10.16	0.22	0.01	0.23	(0.22)	0.00
Administrative Class
03/31/2008	9.95	0.37	(0.42)	(0.05)	(0.36)	0.00
03/31/2007	9.96	0.33	(0.01)	0.32	(0.33)	0.00
03/31/2006	9.95	0.32	0.01	0.33	(0.32)	0.00
03/31/2005	10.17	0.24	(0.20)	0.04	(0.26)	0.00
03/31/2004	10.16	0.18	0.02	0.20	(0.19)	0.00

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(c)	Effective October 1, 2004, the administrative expense was reduced to 0.15%.

14	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.42)	$10.68	2.10%	$34,736	0.44	5%	0.44	5%	3.77%	44%
0.00	(0.43)	10.88	5.20	32,533	0.48	5	0.44	5	3.86	29
0.00	(0.38)	10.76	3.47	7,581	0.46	(b)	0.46	(b)	3.43	48
0.00	(0.37)	10.77	2.56	2,978	0.47		0.47		3.41	42
0.00	(0.39)	10.87	5.49	2,068	0.47		0.47		3.40	147

$0.00	$(0.38)	$9.54	(0.35)%	$90,525	0.35%		0.35%		3.86%	35%
0.00	(0.35)	9.95	3.45	178,380	0.40		0.35		3.49	71
0.00	(0.34)	9.96	3.60	106,240	0.45		0.35		3.44	79
0.00	(0.28)	9.95	0.63	118,485	0.37	(c)	0.37	(c)	2.83	104
0.00	(0.22)	10.17	2.25	110,601	0.39		0.39		2.13	226

0.00	(0.36)	9.54	(0.57)	7,991	0.60		0.60		3.88	35
0.00	(0.33)	9.95	3.21	11	0.63		0.60		3.27	71
0.00	(0.32)	9.96	3.35	10	0.70		0.60		3.20	79
0.00	(0.26)	9.95	0.42	10	0.63	(c)	0.63	(c)	2.42	104
0.00	(0.19)	10.17	1.98	249	0.64		0.64		1.80	226

Annual Report	March 31, 2008	15

Statements of Assets and Liabilities	March 31, 2008

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$135,474	$19,982	$172,584	$481,187	$64,482	$180,768
Repurchase agreements, at value	6,352	937	4,642	28,553	8,107	15,332
Cash	1,806	1	0	3,355	0	2,754
Deposits with counterparty	320	10	635	3,802	190	3,560
Receivable for investments sold	0	500	3,900	20,206	0	0
Receivable for Fund shares sold	748	200	8,169	31,714	745	8,915
Interest and dividends receivable	1,659	117	2,876	6,435	776	2,235
Variation margin receivable	2	0	0	673	0	539
Swap premiums paid	9	2	31	0	0	0
Unrealized appreciation on swap agreements	0	0	0	22	0	10
Other assets	1	0	0	6	0	0
	146,371	21,749	192,837	575,953	74,300	214,113

Liabilities:
Payable for investments purchased	$2,318	$512	$4,395	$26,183	$1,056	$1,315
Payable for floating rate notes issued	0	0	0	9,632	0	0
Payable for Fund shares redeemed	192	188	317	1,779	42	2,041
Dividends payable	41	1	119	238	28	141
Overdraft due to custodian	0	0	321	0	0	0
Accrued investment advisory fee	23	3	41	90	12	31
Accrued administrative fee	25	4	36	105	15	36
Accrued distribution fee	0	0	11	38	0	5
Accrued servicing fee	7	2	13	39	7	22
Variation margin payable	22	0	56	901	8	717
Unrealized depreciation on swap agreements	3	0	9	0	0	0
Other liabilities	0	0	0	275	0	109
	2,631	710	5,318	39,280	1,168	4,417

Net Assets	$143,740	$21,039	$187,519	$536,673	$73,132	$209,696

Net Assets Consist of:
Paid in capital	$151,107	$21,071	$213,262	$559,445	$74,005	$231,649
Undistributed (overdistributed) net investment income	446	9	(14)	681	(17)	(2)
Accumulated undistributed net realized gain (loss)	(6,270)	9	(7,670)	(9,643)	(65)	(17,672)
Net unrealized (depreciation)	(1,543)	(50)	(18,059)	(13,810)	(791)	(4,279)
	$143,740	$21,039	$187,519	$536,673	$73,132	$209,696

Net Assets:
Institutional Class	$106,867	$10,825	$118,066	$335,883	$34,736	$90,525
Administrative Class	1,635	0	0	757	0	7,991
Other Classes	35,238	10,214	69,453	200,033	38,396	111,180

Shares Issued and Outstanding:
Institutional Class	11,285	1,084	13,076	34,741	3,253	9,488
Administrative Class	172	0	0	78	0	837

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.47	$9.99	$9.03	$9.67	$10.68	$9.54
Administrative Class	9.47	NA	NA	9.67	NA	9.54

Cost of Investments Owned	$136,711	$20,032	$190,362	$493,779	$65,300	$184,130
Cost of Repurchase Agreements Owned	$6,352	$937	$4,642	$28,553	$8,107	$15,332

16	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2008
(Amounts in thousands)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Investment Income:
Interest	$6,424	$550	$7,948	$22,222	$2,879	$10,377
Miscellaneous income	0	0	7	0	1	0
Total Income	6,424	550	7,955	22,222	2,880	10,377

Expenses:
Investment advisory fees	307	29	428	1,028	154	493
Administrative fees	337	30	409	1,273	187	590
Distribution and/or servicing fees - Administrative Class	4	0	0	2	0	0
Distribution and/or servicing fees - Other Classes	86	13	219	1,034	87	379
Trustees’ fees	1	0	0	1	0	1
Interest expense	0	0	0	373	0	0
Miscellaneous expense	0	1	7	1	0	0
Total Expenses	735	73	1,063	3,712	428	1,463
Reimbursement by Manager	0	0	(47)	0	0	0
Net Expenses	735	73	1,016	3,712	428	1,463

Net Investment Income	5,689	477	6,939	18,510	2,452	8,914

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	159	25	(5,261)	2,215	(267)	(126)
Net realized gain (loss) on futures contracts, written options and swaps	(1,220)	(9)	(2,381)	(3,874)	218	(2,276)
Net change in unrealized (depreciation) on investments	(5,051)	(59)	(18,242)	(25,936)	(1,174)	(3,176)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(398)	(1)	(304)	(3,909)	10	(3,794)
Net (Loss)	(6,510)	(44)	(26,188)	(31,504)	(1,213)	(9,372)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(821)	$433	$(19,249)	$(12,994)	$1,239	$(458)

Annual Report	March 31, 2008	17

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund		High Yield Municipal Bond Fund

(Amounts In Thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Period from August 31, 2006 to March 31, 2007	Year Ended March 31, 2008	Period from July 31, 2006 to March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,689	$5,548	$477	$64	$6,939	$472
Net realized gain (loss)	(1,061)	(672)	16	1	(7,642)	14
Net change in unrealized appreciation (depreciation)	(5,449)	2,256	(60)	10	(18,546)	487
Net increase (decrease) resulting from operations	(821)	7,132	433	75	(19,249)	973

Distributions to Shareholders:
From net investment income
Institutional Class	(4,162)	(3,900)	(320)	(57)	(4,453)	(244)
Administrative Class	(68)	(66)	0	0	0	0
Other Classes	(1,305)	(1,580)	(158)	(7)	(2,495)	(227)
From net realized capital gains
Institutional Class	0	0	0	0	(17)	(8)
Other Classes	0	0	0	0	(9)	(8)

Total Distributions	(5,535)	(5,546)	(478)	(64)	(6,974)	(487)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	44,590	24,138	19,219	3,128	200,165	21,708
Administrative Class	0	0	0	0	0	0
Other Classes	16,691	6,453	9,462	2,613	104,215	31,370
Issued as reinvestment of distributions
Institutional Class	4,059	3,665	320	57	4,373	249
Administrative Class	68	66	0	0	0	0
Other Classes	831	1,059	143	5	1,254	123
Cost of shares redeemed
Institutional Class	(38,837)	(20,677)	(11,594)	(310)	(89,022)	(3,374)
Administrative Class	(158)	0	0	0	0	0
Other Classes	(17,213)	(20,304)	(1,830)	(140)	(56,165)	(1,688)
Net increase (decrease) resulting from Fund share transactions	10,031	(5,600)	15,720	5,353	164,820	48,388

Fund Redemption Fee	1	0	0	0	26	22

Total Increase (Decrease) in Net Assets	3,676	(4,014)	15,675	5,364	138,623	48,896

Net Assets:
Beginning of year or period	140,064	144,078	5,364	0	48,896	0
End of year or period*	$143,740	$140,064	$21,039	$5,364	$187,519	$48,896

*Including undistributed (overdistributed) net investment income of:	$446	$292	$9	$0	$(14)	$1

18	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund

Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

$18,510	$15,722	$2,452	$1,566	$8,914	$10,616
(1,659)	2,223	(49)	150	(2,402)	(4,225)
(29,845)	3,401	(1,164)	292	(6,970)	3,608
(12,994)	21,346	1,239	2,008	(458)	9,999

(10,896)	(8,502)	(1,253)	(697)	(4,671)	(5,553)
(30)	(39)	0	0	(6)	0
(7,742)	(7,350)	(1,189)	(881)	(4,235)	(5,061)

0	0	(65)	(40)	0	0
0	0	(63)	(38)	0	0

(18,668)	(15,891)	(2,570)	(1,656)	(8,912)	(10,614)

259,944	86,316	21,836	26,602	101,575	205,930
227	45	0	0	8,128	0
65,380	67,720	17,817	11,145	56,617	48,047

10,505	8,037	1,301	667	4,491	5,252
24	34	0	0	6	0
5,161	4,158	919	643	2,409	3,058

(139,427)	(72,576)	(20,245)	(2,407)	(189,635)	(138,588)
(263)	(400)	0	0	(137)	0
(77,282)	(55,653)	(10,465)	(4,764)	(86,119)	(91,602)
124,269	37,681	11,163	31,886	(102,665)	32,097

10	13	0	0	1	9

92,617	43,149	9,832	32,238	(112,034)	31,491

444,056	400,907	63,300	31,062	321,730	290,239
$536,673	$444,056	$73,132	$63,300	$209,696	$321,730

$681	$450	$(17)	$(19)	$(2)	$(7)

Annual Report	March 31, 2008	19

Schedule of Investments  California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.4%

Bank of America Corp.
8.000% due 12/29/2049	$2,000	$2,006

Total Corporate Bonds & Notes (Cost $2,000)		2,006

MUNICIPAL BONDS & NOTES 92.9%

CALIFORNIA 77.8%

Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,206

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	1,043

Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	470

Azusa, California Unified School District Certificates of Participation Bonds, (FSA Insured), Series 2004
2.100% due 06/01/2038	500	500

Bay Area, California Toll Authority Revenue Bonds, (AMBAC Insured), Series 2001
3.250% due 04/01/2029	1,800	1,800

Bay Area, California Toll Authority Revenue Bonds, (AMBAC Insured), Series 2006
4.500% due 04/01/2045	1,000	1,000

Burbank, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 12/01/2009	100	101

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Certificates of Participation Bonds, (AMBAC Insured), Series 1993
5.000% due 08/01/2023	1,665	1,665

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	2,000	2,061

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,035

California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	60	60

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	389

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	580
5.000% due 10/01/2013	570	616

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	803

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	930

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	158

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State Health Facilities Financing Authority Revenue Bonds, (MBIA Insured), Series 1988
3.250% due 07/01/2020	$1,800	$1,800

California State Health Facilities Financing Authority Revenue Notes, (CM Insured), Series 2000
5.000% due 09/01/2010	350	360

California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	516

California State Housing Finance Agency Revenue Bonds, (AMBAC/FHA Insured), Series 1996
5.950% due 02/01/2011	35	35

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,422

California State Mobilehome Park Financing Authority Revenue Bonds, Series 2006
5.500% due 12/15/2041	165	139

California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	687

California State M-S-R Public Power Agency Revenue Bonds, (MBIA Insured), Series 1997
5.000% due 07/01/2022	1,450	1,450

California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	3,000	2,671

California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	1,755

California State Public Works Board Lease Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,131

California State Public Works Board Lease Revenue Notes, (FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,710

California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	540	461

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	962

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (a)	4,500	3,451

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	2,000	2,022

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	996

California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.100% due 05/15/2025	2,000	2,012
5.250% due 05/15/2025	1,000	1,006

California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,007
6.750% due 07/01/2032 (d)	1,300	1,348

California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	125	126

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.875% due 11/15/2036	400	327

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	$650	$551
5.500% due 11/01/2038	500	461

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	893

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,036

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	525

Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	682
5.375% due 09/01/2017	800	779

Chino, California Basin Regional Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
3.750% due 06/01/2032	2,000	2,000

Chula Vista, California Special Tax Bonds, Series 2000
6.350% due 09/01/2017	230	239
6.400% due 09/01/2018	120	125

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,206

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	983

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,365

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,343

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	985

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	535	537
6.250% due 06/01/2033	2,000	2,182

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,650	2,106

Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	1,000	911

Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.000% due 11/15/2029	1,000	854
5.250% due 11/15/2018	1,000	995

Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,057

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31

Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,257

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,868

20	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Moreno Valley, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
0.000% due 08/01/2023	$1,000	$433

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	350

Murrieta Valley, California Unified School District Public Financing Authority Special Tax Bonds, (AGC Insured), Series 2006
4.750% due 09/01/2036	2,100	1,957

Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	461
5.700% due 08/15/2012	485	492
5.800% due 08/15/2013	600	609

Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC Insured), Series 1992
6.200% due 02/14/2011	3,250	3,532

Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	500	450

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,088

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	171

Riverbank Redevelopment Agency of California State Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	255

Riverside, California Revenue Bonds, (AMBAC Insured), Series 1998
5.375% due 10/01/2009	500	513

Sacramento, California County Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,081

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	675	774

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,338

San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,404

San Francisco, California City & County Airports Commission Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 05/01/2019	1,460	1,545

San Francisco, California City & County Airports Commission Revenue Bonds, (FSA Insured), Series 1998
5.500% due 05/01/2015	300	303

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,195

San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,560

San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	930	938

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	$2,000	$2,146

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,057

San Luin Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	750	810

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	70	75

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	4,006

Santa Clara, California Valley Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2005
3.750% due 06/01/2026	2,000	2,000

Sonoma County, California Junior College District General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 08/01/2018	1,250	1,359

Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2010	360	367

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 05/15/2031	1,000	957

University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2041	1,000	986

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,476

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	380

		111,850

LOUISIANA 0.7%

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	931

MONTANA 0.4%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (a)	830	516

NEW JERSEY 0.2%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	240	255

NEW YORK 0.7%

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	1,000	1,063

PUERTO RICO 9.9%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,025	1,053

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
5.231% due 07/01/2020	$1,000	$938

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	190	172

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,633

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,615

Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	152

Commonwealth of Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth-GTD), Series 2004
5.000% due 07/01/2028	2,150	2,216

Commonwealth of Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,420

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,013

		14,212

TEXAS 0.2%

Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD), Series 2000
7.560% due 02/15/2024	250	252

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	91

		343

VIRGIN ISLANDS 3.0%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,045

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,253

		4,298

Total Municipal Bonds & Notes (Cost $134,711)		133,468

SHORT-TERM INSTRUMENTS 4.4%

REPURCHASE AGREEMENTS 4.4%

State Street Bank and Trust Co.
1.900% due 04/01/2008	6,352	6,352

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $6,480. Repurchase proceeds are $6,352.)

Total Short-Term Instruments (Cost $6,352)		6,352

Total Investments 98.7% (Cost $143,063)		$141,826

Other Assets and Liabilities (Net) 1.3%		1,914

Net Assets 100.0%		$143,740

See Accompanying Notes	Annual Report	March 31, 2008	21

Schedule of Investments  California Intermediate Municipal Bond Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security becomes interest bearing at a future date.
(b)	Cash of $320 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	75	$(303)

(c)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	$ 1,200	$(3)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(d)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,348	0.94%

22	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments California Short Duration Municipal Income Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.4%

Bank of America Corp.
8.000% due 12/29/2049	$300	$301

Total Corporate Bonds & Notes (Cost $300)		301

MUNICIPAL BONDS & NOTES 93.5%

CALIFORNIA 93.5%

Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	528

Brentwood Union School District, California General Obligation Bonds, (FGIC Insured), Series 2007
5.250% due 08/01/2017	110	121

Brentwood Union School District, California General Obligation Notes, (FGIC Insured), Series 2007
5.250% due 08/01/2016	135	150

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Certificates of Participation Bonds, (AMBAC Insured), Series 1993
5.000% due 08/01/2023	500	500

California State Bay Area Toll Authority Revenue Bonds, (AMBAC Insured), Series 2007
3.386% due 04/01/2047	500	500

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
1.750% due 05/01/2016	400	400

California State Department of Water Resources Revenue Notes, Series 2005
1.980% due 05/01/2011	100	100

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2002
3.350% due 02/01/2032	600	600

California State Educational Facilities Authority Revenue Bonds, Series 1995
1.550% due 10/01/2015 (c)	500	500

California State Health Facilities Financing Authority Revenue Bonds, (MBIA Insured), Series 1998
1.850% due 09/01/2015	750	750
1.850% due 09/01/2028	500	500

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
1.770% due 07/01/2033	500	500
1.920% due 07/01/2033	100	100

California State Housing Finance Agency Revenue Bonds, (FSA/FHA/VA Private Insured), Series 2000
1.600% due 08/01/2015	100	100

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
1.800% due 11/15/2037	500	500

California State M-S-R Public Power Agency Revenue Bonds, (MBIA Insured), Series 1998
2.050% due 07/01/2022	2,100	2,100

California State Public Works Board Lease Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 10/01/2017	380	418

California Statewide Communities Development Authority Revenue Bonds, (FSA Insured), Series 2007
5.250% due 07/01/2018	250	272

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	$100	$85

California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	164

Dublin-San Ramon Services District, California Certificates of Participation Bonds, (MBIA Insured), Series 2000
3.000% due 08/01/2035	1,000	1,000

Golden State, California Tobacco Securitization Corporations Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	110

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	500	546
6.750% due 06/01/2039	710	822

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	159

Hesperia, California Unified School District Certificates of Participation Bonds, (FSA Insured), Series 2004
2.150% due 02/01/2028	250	250

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	202

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
1.750% due 07/01/2034	500	500

Metropolitan Water District of Southern California State Revenue Bonds, Series 2001
0.800% due 07/01/2036	100	100

Morgan Hill, California Redevelopment Agency Tax Allocation Bonds, Series 2008
2.000% due 09/01/2033	500	500

Orange County, California Sanitation District Certificates of Participation Bonds, (AMBAC Insured), Series 1993
2.100% due 08/01/2016	600	600

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
1.100% due 08/01/2030	795	795

Pasadena, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
4.750% due 02/01/2033	490	490

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	110

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	165

Rancho, California Water District Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2009 (a)	500	512

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Riverbank Redevelopment Agency of California State Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	$145	$145

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	101

San Francisco, California General Obligation Bonds, (MBIA Insured), Series 2005
3.350% due 06/15/2030	1,300	1,300

San Luin Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	250	270

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	207

Santa Clara County, California Financing Authority Revenue Bonds, Series 1994
1.750% due 11/15/2025	500	500

Santa Clara Valley, California Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	164

Santa Clara, California Valley Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2005
2.500% due 06/01/2026	500	500

Santa Monica, California Community College District General Obligation Notes, (FGIC Insured), Series 2007
0.000% due 08/01/2013	225	184

Turlock, California Scertificates of Participation Notes, Series 2007
5.000% due 10/15/2008	355	357

Upland, California Sate Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	104

Total Municipal Bonds & Notes (Cost $19,732)		19,681

SHORT-TERM INSTRUMENTS 4.5%

REPURCHASE AGREEMENTS 4.5%

State Street Bank and Trust Co.
1.900% due 04/01/2008	937	937

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $960. Repurchase proceeds are $937.)

Total Short-Term Instruments (Cost $937)		937

Total Investments 99.4% (Cost $20,969)		$20,919

Other Assets and Liabilities (Net) 0.6%		120

Net Assets 100.0%		$21,039

See Accompanying Notes	Annual Report	March 31, 2008	23

Schedule of Investments  California Short Duration Municipal Income Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	$200	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(c)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California State Educational Facilities Authority Revenue Bonds, Series 1995	1.550%	10/01/2015	08/10/2007	$500	$500	2.38%

24	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments High Yield Municipal Bond Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.9%

Bank of America Corp.
8.000% due 12/29/2049	$3,600	$3,612

Total Corporate Bonds & Notes (Cost $3,600)		3,612

MUNICIPAL BONDS & NOTES 90.1%

ALABAMA 1.4%

Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	48

Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	631

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	221
5.250% due 03/01/2036	500	433

Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,251

		2,584

ALASKA 0.6%

Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	1,229

ARIZONA 3.2%

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	961

Arizona State Salt Verde Financial Corporation Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	845

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,401

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	883

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,845

		5,935

CALIFORNIA 4.7%

California State Municipal Finance Authority Certificates of Participation Bonds, Series 2007
5.250% due 02/01/2037	1,000	842

California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	750	746

California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	195	166

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,500	1,384
9.000% due 11/01/2017	500	533

Dinuba, California Financing Authority Revenue Bonds, Series 2007
5.375% due 09/01/2038	200	175

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	$1,000	$832
5.125% due 06/01/2047	5,000	3,973

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	252

		8,903

COLORADO 4.9%

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037	800	692
5.750% due 05/15/2037	855	755
5.750% due 12/01/2037	1,000	881

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	1,884
5.900% due 08/01/2037	1,000	869

Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	1,365

Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	424
5.450% due 12/01/2034	1,000	822

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	398

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	697

Tallyns Reach, Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	386

		9,173

CONNECTICUT 1.1%

Connecticut State Health & Educational Facility Authority Revenue Bonds, (MBIA Insured), Series 2007
1.850% due 07/01/2037	2,000	2,000

FLORIDA 4.7%

Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	500	425

Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2005
5.000% due 04/01/2036	1,700	1,523

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	226

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	841

Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500	2,035

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,233

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,429

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

University Square, Florida Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	$1,250	$1,088

		8,800

GEORGIA 0.7%

Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	193

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,127

		1,320

ILLINOIS 10.3%

Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	868

Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 01/01/2033	2,000	1,958

Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,436

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	173

Illinois State Finance Authority Revenue Bonds, Series 2007
5.000% due 12/01/2036	250	206
5.375% due 11/15/2039	1,600	1,296
5.500% due 05/15/2037	750	645
6.100% due 12/01/2041	1,650	1,451
7.000% due 12/01/2037	1,000	942

Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	925

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,775	1,552

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1994
1.750% due 08/15/2026	4,000	4,000

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1998
2.050% due 08/01/2026	1,755	1,755

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	1,124
6.625% due 06/01/2037	1,000	932

		19,263

INDIANA 1.3%

East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	95

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000	864

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,447

		2,406

See Accompanying Notes	Annual Report	March 31, 2008	25

Schedule of Investments  High Yield Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
IOWA 2.0%

Iowa State Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	$175	$154

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	773
5.500% due 11/15/2037	1,150	935
5.625% due 12/01/2045	2,150	1,771

Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	176

		3,809

KANSAS 1.4%

Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	1,015

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	835

Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	200
5.125% due 05/15/2042	250	195
5.500% due 08/01/2021	250	224

Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	182

		2,651

KENTUCKY 0.3%

Ohio County, Kentucky Revenue Bonds, (AMBAC Insured), Series 2001
12.000% due 10/01/2022	500	500

MARYLAND 2.4%

Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	850	666

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2037	850	730
5.300% due 01/01/2037	800	625

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
5.750% due 01/01/2038	1,000	950
6.000% due 01/01/2043	1,600	1,561

		4,532

MASSACHUSETTS 1.3%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
5.750% due 11/15/2042	1,500	1,279
6.750% due 10/15/2037	1,250	1,122

		2,401

MICHIGAN 6.5%

Corner Creek Academy East, Michigan Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	205

Crescent Academy, Michigan Certificates of Participation Bonds, Series 2006
5.750% due 12/01/2036	500	417

Doctor Charles Drew Academy, Michigan State Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450	378

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	800	654

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	$250	$187

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	100	101

Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	995	887

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	900	730

Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	908

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2036	2,500	2,098
6.500% due 09/01/2037	1,000	925

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	687

Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
2.000% due 01/01/2020	2,000	2,000
3.500% due 01/01/2020	2,000	2,000

		12,177

MINNESOTA 2.2%

Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	359

Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	642
5.750% due 10/01/2037	1,500	1,321

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	176

North Oaks, Minnesota Revenue Bonds, Series 2007
6.125% due 10/01/2039	250	238

St. Paul, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.375% due 05/01/2043	650	511

Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	430

Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	421

		4,098

MISSOURI 2.2%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	1,718
6.000% due 07/01/2037	750	660

Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	238

Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	226
5.550% due 10/01/2036	45	40

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	$1,485	$1,316

		4,198

MONTANA 0.3%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation, Series 2006
0.000% due 09/01/2031 (b)	830	516

NEVADA 1.0%

Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	2,000	1,926

NEW JERSEY 3.6%

Middlesex County, New Jersey Improvement Authority Revenue Bonds, Series 2005
6.125% due 01/01/2025	1,900	1,785

New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	57

New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	1,750	1,432

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,000	959

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 01/01/2036 (a)	900	904

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,000	1,612

		6,749

NEW MEXICO 0.5%

New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	429

Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	588

		1,017

NEW YORK 1.4%

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	133

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	388
6.700% due 01/01/2043	1,500	1,471

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.625% due 08/01/2025	500	506
7.750% due 08/01/2031	150	152

		2,650

NORTH CAROLINA 1.2%

Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	122

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	61

26	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	$50	$43

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	798

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	500	460

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038 (a)	800	788

		2,272

OHIO 3.3%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	5,500	4,846
6.000% due 06/01/2042	1,520	1,397

		6,243

OREGON 1.0%

Oregon State Health Housing Educational & Cultural Facilities Authority Revenue Bonds, (MBIA Insured), Series 1998
3.250% due 12/01/2028	1,885	1,885

PENNSYLVANIA 5.7%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	3,500	2,800

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	479

Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	466

Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	248
6.375% due 07/01/2030	1,000	988

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	130

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	3,600	3,591

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	249

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	1,000	841

Philadelphia, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 09/15/2037	450	394

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	476

		10,662

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PUERTO RICO 1.2%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	$2,250	$2,312

RHODE ISLAND 0.1%

Rhode Island State Health & Educational Building Corporations Revenue Bonds, Series 1998
5.400% due 07/01/2013	185	186

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	100	95

		281

SOUTH CAROLINA 1.9%

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,626
6.000% due 11/15/2037	2,000	1,793

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	141

		3,560

TENNESSEE 0.7%

Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024	150	141

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	1,250	1,137

		1,278

TEXAS 8.2%

Alliance, Texas Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	2,500	1,579

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	500	457

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017 (a)	275	277

Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	456

Gulf Coast, Texas Waste Disposal Authority Revenue Bonds, Series 2003
5.200% due 05/01/2028	1,000	821

HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	500	401

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2027	45	38

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	94

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	90

Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	257

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lubbock, Texas State Educational Facilities Authority Revenue Bonds, Series 2007
5.250% due 11/01/2037	$1,500	$1,313

Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	677

Maverick County, Texas Public Facility Corp. Revenue Bonds, Series 2007
6.250% due 02/01/2024	635	579
6.375% due 02/01/2029	220	197

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033 (a)	1,500	1,493

Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	329

San Leanna, Texas Educational Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/01/2032	1,000	845

Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	3,115	2,629

Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2023	500	497

Trinity River Authority, Texas Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	43

Tyler, Texas Health Facilities Development Corporations Revenue Bonds, Series 2007
5.375% due 11/01/2037	1,750	1,504

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	750	763

		15,339

UTAH 4.3%

Carbon County, Utah Revenue Bonds, (AMBAC Insured), Series 1994
6.000% due 11/01/2024	2,365	2,365

Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	452
5.700% due 11/15/2036	1,000	882

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,494

Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,230

Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	619

		8,042

VIRGINIA 1.7%

Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	91

Fauquier County, Virginia Industrial Development Authority Revenue Bonds, Series 2008
5.250% due 10/01/2037	500	448

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	750	631

Lewistown, Virginia Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150	1,028

See Accompanying Notes	Annual Report	March 31, 2008	27

Schedule of Investments High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Peninsula Town Center, Virginia Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	$1,000	$922

		3,120

WASHINGTON 1.0%

King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	1,150	1,118

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	722

		1,840

WEST VIRGINIA 0.5%

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,000	955

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WISCONSIN 1.3%

Janesville, Wisconsin Revenue Bonds, Series 1984
5.550% due 04/01/2009	$1,000	$987

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	1,001

Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150	140

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	218

		2,346

Total Municipal Bonds & Notes (Cost $186,762)		168,972

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 2.5%

REPURCHASE AGREEMENTS 2.5%

State Street Bank and Trust Co.
1.900% due 04/01/2008	$4,642	$4,642

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $4,737. Repurchase proceeds are $4,642.)

Total Short-Term Instruments (Cost $4,642)		4,642

Total Investments 94.5% (Cost $195,004)		$177,226

Other Assets and Liabilities (Net) 5.5%		10,293

Net Assets 100.0%		$187,519

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Security becomes interest bearing at a future date.
(c)	Cash of $635 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	211	$(272)

(d)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	$3,900	$(9)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

28	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments Municipal Bond Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.3%

Bank of America Corp.
8.000% due 12/29/2049	$7,000	$7,023

Total Corporate Bonds & Notes (Cost $7,000)		7,023

MUNICIPAL BONDS & NOTES 88.4%

ALABAMA 1.0%

Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,376

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	2,934

		5,310

ALASKA 0.4%

Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	509

Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,583

		2,092

ARIZONA 1.5%

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	1,924

Arizona State Salt Verde Financial Corporation Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	5,072

Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	10	10

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	855	884

		7,890

ARKANSAS 0.4%

Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	1,967

CALIFORNIA 21.1%

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	972

Bakersfield, California Certificates of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,684

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	2,000	2,125

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,610

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	$9,000	$8,851
5.000% due 06/01/2037	5,300	5,165
5.000% due 11/01/2037	16,200	15,784
5.000% due 12/01/2037	4,200	4,092

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	640

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (a)	1,565	1,516

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	420

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	39,370	42,958

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	5,000	4,158
5.125% due 06/01/2047	2,000	1,589

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	736

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	5,235

Metropolitan Water District of Southern California State Revenue Bonds, Series 2006
4.750% due 07/01/2036	3,000	2,927

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,143
0.000% due 08/01/2016	1,400	979

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	898
4.800% due 09/01/2017	875	835

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	403

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,470

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	3,982

		113,172

COLORADO 0.5%

Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	937

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	35	35

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	25	26
6.750% due 04/01/2015	40	41

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	$1,390	$1,433

		2,472

CONNECTICUT 1.2%

Connecticut State General Obligation Notes, Series 2001
7.094% due 06/15/2010	5,000	6,130

DISTRICT OF COLUMBIA 1.7%

District of Columbia Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 02/01/2035	10,085	9,107

FLORIDA 2.3%

Florida State Board of Education General Obligation Bonds, (ST-GTD), Series 2005
4.750% due 06/01/2035	2,270	2,138

Miami-Dade County, Florida Revenue Bonds, (MBIA Insured), Series 2005
0.000% due 10/01/2035 (a)	10,200	9,035

Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	319

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	930

		12,422

GEORGIA 0.0%

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	165	178

HAWAII 0.2%

Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,016

ILLINOIS 6.2%

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	531

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	251

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (a)	1,290	1,209

Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,115

Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	1,047

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,249

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,775

See Accompanying Notes	Annual Report	March 31, 2008	29

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	$135	$113
0.000% due 12/01/2014	255	193
0.000% due 12/01/2015	1,885	1,347

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	110

Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	5,935	5,909

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	817

Illinois State Northern Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 01/01/2018	1,000	1,073

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	691

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,558

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,672

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Notes, (FGIC Insured), Series 2002
9.000% due 02/01/2009	650	686
9.000% due 02/01/2011	690	804
9.000% due 02/01/2012	1,065	1,288

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	956

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,992

		33,386

INDIANA 2.7%

Brownsburg, Indiana 1999 School Building Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,520

Danville, Indiana Multi-School Building Corporation Revenue Bonds, (FSA Insured), Series 2001
4.400% due 01/15/2012	170	177
4.500% due 01/15/2013	190	197
4.650% due 01/15/2014	210	218
4.750% due 01/15/2015	235	243
4.850% due 01/15/2016	295	305

Danville, Indiana Multi-School Building Corporation Revenue Notes, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	303
4.750% due 07/15/2009	200	205
5.000% due 07/15/2010	180	188

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/15/2010	760	791

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	$1,590	$1,637

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
5.250% due 02/15/2040	5,000	4,692

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,124

Mishawaka, Indiana School Building Corporations Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,171

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	431
5.200% due 02/01/2012	230	243
5.500% due 02/01/2015	180	190

Tri-Creek School Building Corporation, Indiana Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	975

		14,610

KANSAS 0.1%

Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	565

KENTUCKY 0.1%

Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	645	657

LOUISIANA 2.6%

Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2018 (b)	5,000	5,395
5.000% due 04/01/2019 (b)	700	717

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	95	99

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039 (b)	8,430	7,846

		14,057

MARYLAND 0.7%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	4,000	3,623

MASSACHUSETTS 1.9%

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
5.063% due 11/01/2019	5,090	5,023
5.170% due 11/01/2020	2,595	2,440

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.802% due 01/01/2017	1,000	1,054

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	846

Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	91

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	$85	$86

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	539

		10,079

MICHIGAN 1.0%

Lake Fenton, Michigan Community Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,939

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	54

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,067

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,350	1,275

		5,335

MISSOURI 2.5%

Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	443

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,961

Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,103
5.000% due 11/01/2015	540	575

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	370

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	295	301

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	7,635

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,113

		13,501

NEVADA 0.5%

Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	2,750	2,648

NEW JERSEY 4.8%

Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	556
5.250% due 02/15/2010	570	581

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,335
5.600% due 01/01/2012	820	822
6.000% due 11/01/2028	3,500	3,146
6.375% due 04/01/2018	1,500	1,757
6.500% due 04/01/2031	2,115	2,169
6.800% due 04/01/2018	710	754

30	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	$3,500	$3,383

New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	558

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,743
6.375% due 06/01/2032	1,000	1,131

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	5,924

		25,859

NEW YORK 7.3%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.846% due 09/01/2015	3,000	2,860

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,136

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,223

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,519

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	7,000	6,723
5.070% due 03/01/2020	3,900	3,432
5.120% due 03/01/2022	3,500	3,287

New York City, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 03/01/2036	4,900	4,820

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	630	650

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,325	2,476

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,196

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,790	2,965

		39,287

NORTH CAROLINA 0.7%

Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	570

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	3,000	2,881

		3,451

OHIO 2.6%

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	4,700	4,736

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	$450	$403
5.875% due 06/01/2047	6,600	5,816

Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,206
5.375% due 12/01/2021	1,750	1,919

		14,080

OKLAHOMA 0.0%

Oklahoma State Housing Finance Agency Single-Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	770	160

PENNSYLVANIA 0.3%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	755

Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	100

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	921

		1,776

PUERTO RICO 1.2%

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	162

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	808

Puerto Rico Sales Tax Financing Corporations Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	50,000	4,871
0.000% due 08/01/2054	10,000	615

		6,456

RHODE ISLAND 1.5%

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,196
6.250% due 06/01/2042	6,025	5,662

		7,858

SOUTH CAROLINA 0.5%

Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,545

TENNESSEE 2.9%

Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,072

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,140

Sullivan County, Tennessee Industrial Development Board Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	605	611

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 02/01/2023	$7,800	$7,178
5.000% due 02/01/2024	1,400	1,278
5.000% due 02/01/2027	5,000	4,442

		15,721

TEXAS 9.3%

Alliance, Texas Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	876

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	90	94

Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Bonds, Series 2001
4.875% due 06/15/2011	465	479

Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	946

Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,230

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,023

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	400	366

Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
2.740% due 07/01/2025	2,500	2,105

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	907

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	1,790	1,698

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	6,636

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,071

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	8,000	7,660

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	11

North Central Texas State Health Facility Development Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,081

North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	941

Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,879

Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	803

Sabine River Authority, Texas Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	946

See Accompanying Notes	Annual Report	March 31, 2008	31

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	$975	$1,101

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	240

Tarrant County, Texas Cultural Education Facilities Finance Corporations Revenue Bonds, Series 2007
5.000% due 02/15/2026	6,425	6,298

Texas State Leander Independent School District General Obligation Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	513

Texas State SA Energy Acquisition Public Facility Corp. Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	1,892

Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024 (b)	5,000	5,016

Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022 (e)	1,400	1,528

Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	493

		49,833

UTAH 1.4%

Utah State Transit Authority Revenue Bonds, (MBIA Insured), Series 2007
0.000% due 06/15/2023	10,000	4,515
0.000% due 06/15/2029	10,000	3,019

		7,534

VIRGIN ISLANDS 0.3%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,504

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VIRGINIA 0.2%

Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	$1,000	$997

WASHINGTON 4.5%

King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	5,000	4,861

Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	1,984

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,444

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,827

Washington State Higher Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.250% due 11/01/2032	5,000	4,925

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,050

Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,264

		24,355

WEST VIRGINIA 0.6%

Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,221

WISCONSIN 1.7%

Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,545
5.000% due 10/01/2019	1,040	1,132

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	$385	$395

Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	105
5.000% due 06/01/2019	100	104
5.000% due 06/01/2020	100	103
5.100% due 06/01/2021	100	104
5.100% due 06/01/2022	100	103
5.100% due 06/01/2023	100	103
5.250% due 06/01/2016	50	55
5.250% due 06/01/2017	50	55

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,580	1,618
4.700% due 11/01/2012	790	813
5.350% due 11/01/2022	3,045	3,075

		9,310

Total Municipal Bonds & Notes (Cost $486,779)		474,164

SHORT-TERM INSTRUMENTS 5.3%

REPURCHASE AGREEMENTS 5.3%

State Street Bank and Trust Co.
1.900% due 04/01/2008	28,553	28,553

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $29,124. Repurchase proceeds are $28,555.)

Total Short-Term Instruments (Cost $28,553)		28,553

Total Investments 95.0% (Cost $522,332)		$509,740

Other Assets and Liabilities (Net) 5.0%		26,933

Net Assets 100.0%		$536,673

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security becomes interest bearing at a future date.
(b)	Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Fund acquired Residual Interest Municipal Bonds. Refer to Note 2 (i) in the Notes to Financial Statements for additional information.
(c)	Cash of $3,802 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	70	$276
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	923	(1,186)

				$(910)

(d)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
State of California General Obligation Notes, Series 2005, 5.000% due 03/01/2018	Sell	0.710%	03/20/2018	GSC	$7,000	$22

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

32	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2008

(e)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,498	$1,528	0.28%

See Accompanying Notes	Annual Report	March 31, 2008	33

Schedule of Investments  New York Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.2%

Bank of America Corp.
8.000% due 12/29/2049	$900	$903

Total Corporate Bonds & Notes (Cost $900)		903

MUNICIPAL BONDS & NOTES 87.0%

ALABAMA 0.8%

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	750	592

ARKANSAS 0.4%

University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	251

CALIFORNIA 2.2%

California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	300	320

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	415

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	895

		1,630

ILLINOIS 0.7%

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	527

INDIANA 0.6%

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	442

NEW JERSEY 1.1%

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	806

NEW YORK 71.4%

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,141

Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	545

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	86

Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,066

Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	530

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Liberty, New York Development Corporations Revenue Bonds, Series 2007
5.500% due 10/01/2037	$250	$260

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.846% due 09/01/2015	500	477

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	532

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,027

New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,051
5.000% due 10/01/2019	2,300	2,417

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	274

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	264

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	493
5.000% due 01/01/2046	1,500	1,458

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	1,000	960
5.120% due 03/01/2022	1,400	1,315

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	226

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	245	236

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	35	30

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	534
5.250% due 02/01/2029	500	525

New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	653

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	420

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	235	250

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
6.980% due 08/15/2022	250	254

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2030	750	757

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2006
2.750% due 07/01/2027	2,000	2,000

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	156

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	$400	$442

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	751

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,093
5.000% due 07/01/2026	500	452

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,045
5.000% due 02/15/2037	1,000	977

New York State Dormitory Authority Revenue Notes, (FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,033

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	151

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	489

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	542

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	268

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	886

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,775

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 12/15/2016	2,000	2,215

New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	978
5.000% due 06/15/2014	400	430

New York State Environmental Facilities Corporations Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,297

New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.000% due 06/15/2012	500	543

New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	992

New York State Local Government Assistance Corporations Revenue Bonds, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	152

New York State Local Government Assistance Corporations Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	357

New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	197

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	979

34	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	$500	$435

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	525

New York State Sales Tax Asset Receivables Corporations Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,084

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	264

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	549
5.000% due 04/01/2015	500	551

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	537

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2030	1,000	984

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	533

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	815

New York State Urban Development Corporations Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019	2,000	2,163

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	532

New York State Urban Development Corporations Revenue Notes, Series 2003
5.000% due 03/15/2011	495	528

Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	500	442

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	$500	$548

Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	405

Schenectady, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2016	500	554

Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	269

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	538

		52,237

PUERTO RICO 7.9%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,233

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
5.231% due 07/01/2020	1,000	938

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	259

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,015

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	213

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,113

Commonwealth of Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	550	579

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	$100	$108

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	5,000	308

		5,766

TEXAS 1.5%

Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD), Series 2001
0.000% due 08/15/2016	805	564

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	383

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD), Series 2001
5.000% due 08/15/2021	120	130

		1,077

VIRGIN ISLANDS 0.4%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	251

Total Municipal Bonds & Notes (Cost $64,400)		63,579

SHORT-TERM INSTRUMENTS 11.1%

REPURCHASE AGREEMENTS 11.1%

State Street Bank and Trust Co.
1.900% due 04/01/2008	8,107	8,107

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $8,273. Repurchase proceeds are $8,107.)

Total Short-Term Instruments (Cost $8,107)		8,107

Total Investments 99.3% (Cost $73,407)		$72,589

Other Assets and Liabilities (Net) 0.7%		543

Net Assets 100.0%		$73,132

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Cash of $190 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	30	$27

See Accompanying Notes	Annual Report	March 31, 2008	35

Schedule of Investments  Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.2%

Bank of America Corp.
8.000% due 12/29/2049	$2,900	$2,909

General Electric Capital Corp.
6.375% due 11/15/2067	900	883

Rabobank Capital Funding Trust
5.254% due 12/29/2049	900	749

Total Corporate Bonds & Notes (Cost $4,657)		4,541

MUNICIPAL BONDS & NOTES 84.0%

ARIZONA 3.8%

Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,357
5.000% due 08/01/2012	2,305	2,495

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,036

Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	1,011

		7,899

CALIFORNIA 6.5%

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	1,175	1,249

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	630

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	895	899

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,000	2,495

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	593

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,814

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	2,275	2,264

University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2041	2,850	2,809

		13,753

FLORIDA 0.6%

Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	590	607

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
5.494% due 12/01/2017	500	502

Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	80	81

		1,190

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ILLINOIS 3.6%

De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	$2,000	$1,277

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,060

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	800

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,705

McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,365

Melrose Park, Illinois General Obligation Bonds, (MBIA Insured), Series 2004
6.750% due 12/15/2016	100	122

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,210
0.000% due 10/01/2010	15	14

		7,553

INDIANA 0.6%

Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2027	1,200	1,257

KANSAS 0.2%

Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	377

LOUISIANA 2.4%

Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	5,000	5,135

MASSACHUSETTS 8.9%

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2004
5.500% due 12/01/2017	1,600	1,822

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
5.063% due 11/01/2019	3,000	2,961
5.170% due 11/01/2020	1,000	940

Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,667

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.841% due 01/01/2016	3,200	3,371

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
4.884% due 07/01/2020	7,005	6,949

Massachusetts State Port Authority Revenue Bonds, (FSA Insured), Series 1998
5.500% due 07/01/2014	1,000	1,015

		18,725

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MICHIGAN 2.2%

Clintondale, Michigan Community Schools General Obligation Notes, (FGIC/Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	$960	$1,022

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,961

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	600	567

		4,550

MISSOURI 2.9%

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	6,500	6,052

NEVADA 2.0%

Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,265

NEW JERSEY 1.0%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	586

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,604

		2,190

NEW YORK 13.5%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.846% due 09/01/2015	5,000	4,767

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,553

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	8,400	8,828

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.070% due 03/01/2020	1,500	1,320
5.120% due 03/01/2022	8,000	7,513

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	107

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	884

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 02/15/2037	1,500	1,466

New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	541

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2012	140	140

36	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	$140	$151

		28,270

OHIO 2.6%

Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,025

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	2,800	2,821

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	600	537
5.875% due 06/01/2030	1,200	1,110

		5,493

OKLAHOMA 3.0%

Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	104

Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,204

		6,308

OREGON 0.6%

Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	839
5.000% due 10/01/2012	435	460

		1,299

PENNSYLVANIA 0.3%

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	553

PUERTO RICO 0.1%

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	269

TENNESSEE 3.0%

Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	210	218

Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 02/01/2023	1,625	1,495

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tennessee State Energy Acquisition Corporations Revenue Notes, Series 2006
5.000% due 09/01/2015	$4,600	$4,569

		6,282

TEXAS 13.3%

Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2023	3,510	1,629

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2032	4,055	954

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	12,289

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,413

Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	420

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	5,665	5,424

Sabine River Authority, Texas Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	946

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	320	338

Texas State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	10	10

Texas State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 1993
0.000% due 09/01/2016	3,380	2,363

		27,786

VIRGINIA 0.4%

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	795

WASHINGTON 6.7%

Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,576

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	150	156

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	$2,960	$1,697

Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,107

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,451

		13,987

WEST VIRGINIA 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	70	74

WISCONSIN 5.8%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,245

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,655	1,681
4.500% due 11/01/2010	1,335	1,371
5.350% due 11/01/2022	5,765	5,821

Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,047

		12,165

Total Municipal Bonds & Notes (Cost $179,473)		176,227

SHORT-TERM INSTRUMENTS 7.3%

REPURCHASE AGREEMENTS 7.3%

State Street Bank and Trust Co.
1.900% due 04/01/2008	15,332	15,332

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $15,640. Repurchase proceeds are $15,333.)

Total Short-Term Instruments (Cost $15,332)		15,332

Total Investments 93.5% (Cost $199,462)		$196,100

Other Assets and Liabilities (Net) 6.5%		13,596

Net Assets 100.0%		$209,696

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Cash of $3,560 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	84	$330
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	750	(1,257)

				$(927)

See Accompanying Notes	Annual Report	March 31, 2008	37

Schedule of Investments  Short Duration Municipal Income Fund  (Cont.)

(b)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
State of California General Obligation Notes, Series 2005, 5.000% due 03/01/2018	Sell	0.710%	03/20/2018	GSC	$3,000	$10

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

38	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation   For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing service. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax

Annual Report	March 31, 2008	39

Notes to Financial Statements  (Cont.)

regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(h) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(i) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, NAV or total return.

(j) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration

40	PIMCO Funds	Municipal Bond Funds

March 31, 2008

before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(k) Swap Agreements Certain Funds may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon

Annual Report	March 31, 2008	41

Notes to Financial Statements  (Cont.)

recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(l) U.S. Government Agencies or Government-Sponsored Enterprises   Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(m) New Accounting Pronouncements   In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement in the Funds’ semiannual financial statements for the period ending September 30, 2008.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee   PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administrative Fee   PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes		Class D		Class R
California Intermediate Municipal Bond Fund	0.225%		0.22%	0.22%	0.30%	(1)	0.30%	(1)	N/A
California Short Duration Municipal Income Fund	0.20%		0.15%	N/A	0.30%	(1)	0.30%	(1)	N/A
High Yield Municipal Bond Fund	0.30%	(3)	0.25%	N/A	0.30%	(2)(4)	0.30%	(2)(4)	N/A
Municipal Bond Fund	0.225%		0.24%	0.24%	0.30%	(1)	0.30%	(1)	N/A
New York Municipal Bond Fund	0.225%		0.22%	N/A	0.30%	(1)	0.30%	(1)	N/A
Short Duration Municipal Income Fund	0.20%		0.15%	0.15%	0.30%	(1)	0.30%	(1)	N/A

(1)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30 % per annum.
(2)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.10% to 0.30 % per annum.
(3)	PIMCO has contractually agreed (ending March 31, 2008) to waive 0.01% of the advisory fees to 0.29%.
(4)	PIMCO has contractually agreed (ending March 31, 2008) to waive 0.05% of the administrative fees to 0.25%

(c) Distribution and Servicing Fees   Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to

42	PIMCO Funds	Municipal Bond Funds

March 31, 2008

financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	N/A	N/A

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2008, AGID received $234,845 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the California Short Duration Municipal Income and High Yield Municipal Bond Funds’ administrative fees in the Funds’ first year of operations, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
California Short Duration Municipal Income Fund	0.35%	—	0.75%	—	—	0.75%
High Yield Municipal Bond Fund	0.54%	—	0.79%	—	1.54%	0.79%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
California Short Duration Municipal Income Fund	$36
High Yield Municipal Bond Fund	68

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

Annual Report	March 31, 2008	43

Notes to Financial Statements  (Cont.)

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$50,906	$49,436
California Short Duration Municipal Income Fund	0	0	28,226	12,241
High Yield Municipal Bond Fund	0	0	371,284	221,418
Municipal Bond Fund	19,506	20,206	304,355	270,454
New York Municipal Bond Fund	0	0	37,467	26,637
Short Duration Municipal Income Fund	0	0	84,151	215,270

8.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund
	# of Contracts	Premium	# of Contracts	Premium
Balance at 03/31/2007	0	$0	0	$0
Sales	50	16	2	1
Closing Buys	0	0	0	0
Expirations	(50)	(16)	0	0
Exercised	0	0	(2)	(1)
Balance at 03/31/2008	0	$0	0	$0

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund				High Yield Municipal Bond Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Period from 08/31/2006 to 03/31/2007		Year Ended 03/31/2008		Period from 07/31/2006 to 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,631	$44,590	2,440	$24,138	1,921	$19,219	313	$3,128	19,872	$200,165	2,075	$21,708
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	1,736	16,691	652	6,453	944	9,462	261	2,613	10,469	104,215	2,968	31,370
Issued as reinvestment of distributions
Institutional Class	420	4,059	370	3,665	32	320	6	57	450	4,373	24	249
Administrative Class	7	68	7	66	0	0	0	0	0	0	0	0
Other Classes	86	831	108	1,059	14	143	0	5	128	1,254	11	123
Cost of shares redeemed
Institutional Class	(4,015)	(38,837)	(2,087)	(20,677)	(1,157)	(11,594)	(31)	(310)	(9,024)	(89,022)	(321)	(3,374)
Administrative Class	(17)	(158)	0	0	0	0	0	0	0	0	0	0
Other Classes	(1,772)	(17,213)	(2,044)	(20,304)	(183)	(1,830)	(14)	(140)	(5,726)	(56,165)	(158)	(1,688)
Net increase (decrease) resulting from Fund share transactions	1,076	$10,031	(554)	$(5,600)	1,571	$15,720	535	$5,353	16,169	$164,820	4,599	$48,388

44	PIMCO Funds	Municipal Bond Funds

March 31, 2008

	Municipal Bond Fund				New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	25,993	$259,944	8,398	$86,316	2,030	$21,836	2,445	$26,602	10,329	$101,575	20,653	$205,930
Administrative Class	23	227	4	45	0	0	0	0	850	8,128	0	0
Other Classes	6,531	65,380	6,602	67,720	1,656	17,817	1,025	11,145	5,775	56,617	4,817	48,047

Issued as reinvestment of distributions
Institutional Class	1,051	10,505	782	8,037	121	1,301	61	667	457	4,491	527	5,252
Administrative Class	2	24	3	34	0	0	0	0	0	6	0	0
Other Classes	516	5,161	404	4,158	86	919	59	643	246	2,409	307	3,058

Cost of shares redeemed
Institutional Class	(13,958)	(139,427)	(7,046)	(72,576)	(1,887)	(20,246)	(221)	(2,407)	(19,233)	(189,635)	(13,913)	(138,588)
Administrative Class	(26)	(263)	(39)	(400)	0	0	0	0	(14)	(137)	0	0
Other Classes	(7,681)	(77,282)	(5,427)	(55,653)	(974)	(10,465)	(439)	(4,764)	(8,781)	(86,119)	(9,188)	(91,602)
Net increase (decrease) resulting from Fund share transactions	12,451	$124,269	3,681	$37,681	1,032	$11,162	2,930	$31,886	(10,371)	$(102,665)	3,203	$32,097

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints were filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

11.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable

Annual Report	March 31, 2008	45

Notes to Financial Statements  (Cont.)

income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on April 1, 2007. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U. S. tax returns. While the statute of limitations remains open to examine the Funds’ U. S. tax returns filed for the fiscal years from 2004-2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2008, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
California Intermediate Municipal Bond Fund	$277	$211	$0	$(1,240)	$(41)	$(6,262)	$(311)
California Short Duration Municipal Income Fund	0	22	0	(50)	(1)	0	(4)
High Yield Municipal Bond Fund	14	92	0	(17,960)	(118)	(3,645)	(4,126)
Municipal Bond Fund	0	921	0	(12,855)	(238)	(6,829)	(3,771)
New York Municipal Bond Fund	0	10	0	(817)	(27)	(39)	0
Short Duration Municipal Income Fund	0	140	0	(3,462)	(141)	(8,105)	(10,385)

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures and options for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2007 through March 31, 2008 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2008, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2011	2012	2013	2014	2015	2016
California Intermediate Municipal Bond Fund	$2	$1,829	$1,546	$1,180	$229	$1,476
High Yield Municipal Bond Fund	0	0	0	0	0	3,645
Municipal Bond Fund	4,660	419	570	1,180	0	0
New York Municipal Bond Fund	0	0	0	0	0	39
Short Duration Municipal Income Fund	0	2,228	4,137	1,740	0	0

As of March 31, 2008, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
California Intermediate Municipal Bond Fund	$143,063	$1,948	$(3,185)	$(1,237)
California Short Duration Municipal Income Fund	20,969	25	(75)	(50)
High Yield Municipal Bond Fund	195,176	268	(18,218)	(17,950)
Municipal Bond Fund	522,286	6,496	(19,042)	(12,546)
New York Municipal Bond Fund	73,407	976	(1,794)	(818)
Short Duration Municipal Income Fund	199,462	1,612	(4,974)	(3,362)

(5)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

For the fiscal years ended March 31, 2008 and March 31, 2007, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2008			March 31, 2007
	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions
California Intermediate Municipal Bond Fund	$5,298	$237	$0	$5,337	$209	$0
California Short Duration Municipal Income Fund	431	47	0	64	0	0
High Yield Municipal Bond Fund	6,650	324	0	416	71	0
Municipal Bond Fund	17,499	1,169	0	15,074	817	0
New York Municipal Bond Fund	2,085	446	39	1,393	225	38
Short Duration Municipal Income Fund	8,318	594	0	9,787	827	0

(6)	Includes short-term capital gains, if any, distributed.

46	PIMCO Funds	Municipal Bond Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	NAB	National Australia Bank Limited
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	SOG	Societe Generale
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.	WAC	Wachovia Bank N.A.
CITI	Citibank N.A.	MLP	Merrill Lynch & Co., Inc.
CBA	Commonwealth Bank of Australia	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HUF	Hungarian Forint	PHP	Philippines Peso
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian Leu
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SAR	Saudi Riyal
CNY	Chinese Yuan Renminbi	KRW	South Korean Won	SEK	Swedish Krona
COP	Colombia Peso	KZT	Kazakhstan Tenge	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	SKK	Slovakian Koruna
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish Lira
EGP	Egyptian Pound	MYR	Mexican Peso	TWD	Taiwan Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound Sterling	NZD	New Zealand Dollar	UYU	Uruguay Peso
HKD	Hong Kong Dollar	PEN	Peruvian Nuevo Sol	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International
EM	Emerging Markets	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Annual Report	March 31, 2008	47

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, California Short Duration Municipal Income Fund, High Yield Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund, and Short Duration Municipal Income Fund, six of the seventy Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights of the Funds for the Institutional and Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2008

48	PIMCO Funds	Municipal Bond Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2008) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2008 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2008 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
High Yield Municipal Bond Fund	0.00%	0.00%	$0	$16
New York Municipal Bond Fund	0.00%	0.00%	0	42

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2009, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2008.

Annual Report	March 31, 2008	49

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (48) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO. Formerly, Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (48) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (67) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (73) Trustee	02/1995 to Present	Private Investor. Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

J. Michael Hagan (68) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies). Formerly, Director, Remedy Temp (staffing). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (70) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor. Formerly, Director, New Century Financial Corporation (mortgage banking). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

50	PIMCO Funds	Municipal Bond Funds

Management of the Trust	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (50) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (43) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (45) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (62) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (45) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Joshua D. Ratner (31) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Henrik P. Larsen (38) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (50) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (40) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (33) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (38) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2008	51

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

52	PIMCO Funds	Municipal Bond Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-27589-01

PIMCO Funds

Annual Report

MARCH 31, 2008

Municipal Bond Funds

Share Classes

NATIONAL SHORT DURATION TAX-EXEMPT

PIMCO Short Duration Municipal Income Fund

NATIONAL

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

STATE-SPECIFIC

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO New York Municipal Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Municipal Bond Funds covering the twelve-month period ended March 31, 2008. At the end of the period, net assets for the overall PIMCO Funds family stood at over $251 billion.

Highlights of the financial markets during the period include:

•

Credit markets worldwide experienced an exceptionally severe loss of liquidity brought on by declining U.S. residential property values, the continuing subprime mortgage debacle, and a rare de-leveraging of financial markets. In response, global central banks injected substantial liquidity into the banking system and reversed monetary policy from earlier in the period to either a neutral or an easing bias.

•

The Federal Reserve reduced the Federal Funds Rate six times from 5.25% to 2.25% and reduced the discount rate eight times from 6.25% to 2.50%. Additionally, the Federal Reserve expanded its securities lending program to include the exchange of U.S. Treasuries for mortgage-linked bonds, opened its lending window to investment banks and participated in the bailout of a major U.S. brokerage firm. The Bank of England reduced its key-lending rate twice from 5.75% to 5.25% after raising the rate two times earlier in the fiscal period. The European Central Bank raised the overnight rate in June to 4.00%, but then paused, while the Bank of Japan kept its policy rate unchanged at 0.50% for the period.

•

Municipal bond returns lagged their taxable counterparts and municipal bond yields remained at historically high levels compared to U.S. Treasuries amid continued pressure on the demand side of the municipal bond market. Additionally, the absence of institutional investor support for the municipal bond asset class, such as from hedge funds and Wall Street trading firms, added to problems in the municipal bond market as demand from these entities lagged during the period due to balance sheet constraints and the margin calls faced by leveraged investors. The Lehman Brothers General Municipal Bond Index returned 1.90% for the period.

•

Government bond yields declined worldwide as investors moved into higher-quality assets due to the credit and liquidity crisis, which has gripped financial markets since the second half of 2007 and intensified during the latter part of the period. The yield on the ten-year U.S. Treasury declined by 1.24% to end the period at 3.41%. The Lehman Brothers U.S. Aggregate Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 7.67% for the period.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 29, 2008

Annual Report	March 31, 2008	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state specific risk, municipal project-specific risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. Unless otherwise indicated, the actual share class (A, B or C) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class A, B and C shares (where available) were first offered in (month/year): PIMCO Municipal Bond Fund (4/98), PIMCO California Intermediate Municipal Bond Fund (10/99), PIMCO New York Municipal Bond Fund (10/99), and PIMCO Short Duration Municipal Income Fund (3/02). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge (“CDSC”), which declines from 5% in the first year to 0% at the end of the sixth year. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from 10/1/07 to 3/31/08.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2008	5

PIMCO California Intermediate Municipal Bond Fund
	Class A:	PCMBX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s average credit quality was A+ at the end of the twelve-month period versus the benchmark’s average of AA1/AA2.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

•

The Fund’s effective duration was managed above that of its benchmark index throughout the period, which detracted from performance as municipal bond yields increased across all intermediate to long maturities.

•

The Fund’s Class A SEC yield after fees at March 31, 2008 was 3.76%. The yield was 6.37% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 4.22% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Yield curve positioning enhanced performance as the yield curve steepened over the period.

•	California municipal bonds underperformed the broader national market for the period. Yield premiums continued to widen over the twelve-month period.

•	Exposure to zero coupon municipal bonds detracted from performance as intermediate and longer-duration zero coupons decreased in value over the period.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Class A	-0.95%	2.17%	3.80%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	-3.92%	1.55%	3.43%
Lehman Brothers California Intermediate Municipal Bond Index	4.96%	3.92%	5.14%
Lipper California Intermediate Municipal Dept Funds Average	1.94%	2.73%	4.38%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class A shares is 0.775%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

California	78.9%
Puerto Rico	10.0%
Short-Term Instruments	4.5%
Virgin Islands	3.0%
Other	3.6%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$994.26	$1,021.10
Expenses Paid During Period†	$3.89	$3.94

† Expenses are equal to the net annualized expense ratio of 0.775% for Class A, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30% per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO California Short Duration Municipal Income Fund
	Class A:	PCDAX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax.

•	The Fund’s average credit quality was AA+ at the end of the twelve-month period versus the benchmark’s average of AA1/AA2.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

•

The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance, as municipal bond yields in California decreased for shorter maturities.

•

The Fund’s Class A SEC yield after fees at March 31, 2008 was 3.21%. The yield was 5.45% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.61% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Municipal bonds within California underperformed the broader national market for the period as issuance within the state was the largest nationwide.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Class A	2.60%	2.99%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	0.29%	1.52%
Lehman Brothers California 1 Year Municipal Bond Index	5.04%	4.48%
Lipper California Short Intermediate Municipal Debt Funds Average	1.87%	2.43%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class A shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

California	94.1%
Short-Term Instruments	4.5%
Corporate Bonds & Notes	1.4%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,015.53	$1,021.25
Expenses Paid During Period†	$3.78	$3.79

† The actual expenses are equal to the net annualized expense ratio of 0.75% for Class A, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30% per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	7

PIMCO High Yield Municipal Bond Fund	Class A:	PYMAX
	Class C:	PYMCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•

Municipal bonds underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

•	Exposure to higher-yielding municipal bonds detracted from performance as high-yield municipal bonds underperformed investment-grade municipal bonds.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which detracted from performance as municipal bond yields increased across longer maturities.

•

The Fund’s Class A SEC yield after fees at March 31, 2008 was 5.59%. The yield was 8.61% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 6.22% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	An overweight to the airline sector detracted from performance as the airline sector underperformed during the period.

•	Exposure to the tobacco sector detracted from performance as the Tobacco Bond Index underperformed the general Municipal Bond Index.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Class A	-10.93%	-1.43%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	-13.61%	-3.22%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	-12.47%	-2.15%
60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers Municipal Bond Index	-3.20%	1.17%
Lipper High Yield Municipal Debt Funds Average	-6.78%	-1.28%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 4.50% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. The Fund’s gross expense ratios are 0.85% and 1.60% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Illinois	10.9%
Texas	8.6%
Michigan	6.9%
Pennsylvania	6.0%
Colorado	5.2%
California	5.0%
Florida	5.0%
Other	52.4%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$924.33	$920.78	$1,021.05	$1,017.30
Expenses Paid During Period†	$3.80	$7.40	$3.99	$7.77

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.79% for Class A, 1.54% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio of 0.79% for Class A and 1.54% for Class C reflect net annualized expenses after application of an expense reduction of 0.06% for all classes. Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.10% to 0.30% per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Municipal Bond Fund	Class A:	PMLAX
	Class B:	PMLBX
	Class C:	PMLCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was AA at the end of the twelve-month period versus the benchmark’s average of AA1/AA2.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

•	The Fund’s effective duration was managed below its benchmark throughout the period, which benefited performance as municipal bond yields increased across all maturities longer than ten years.

•

The Fund’s Class A SEC yield after fees at March 31, 2008 was 4.08%. The yield was 6.28% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.54% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Yield curve positioning detracted from performance as the yield curve steepened over the period.

•	Exposure to long-dated municipal bonds detracted from performance as the Long Municipal Index underperformed the front end of the municipal bond yield curve by over 2.00%.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Class A	-2.36%	2.72%	3.94%	3.91%
PIMCO Municipal Bond Fund Class A (adjusted)	-5.29%	2.10%	3.62%	3.61%
PIMCO Municipal Bond Fund Class B	-3.09%	1.96%	3.40%	3.38%
PIMCO Municipal Bond Fund Class B (adjusted)	-7.78%	1.61%	3.40%	3.38%
PIMCO Municipal Bond Fund Class C (adjusted)	-3.79%	2.21%	3.42%	3.40%
Lehman Brothers Municipal Bond Index	1.90%	3.92%	4.99%	4.99%
Lipper General Municipal Debt Funds Average	-0.85%	3.07%	3.83%	3.83%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.825%, 1.585% and 1.335% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

California	22.2%
Texas	9.8%
New York	7.7%
Illinois	6.5%
Short-Term Instruments	5.6%
New Jersey	5.1%
Other	43.1%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance						Hypothetical Performance
							(5% return before expenses)
	Class A		Class B		Class C		Class A		Class B		Class C
Beginning Account Value (10/01/07)	$1,000.00		$1,000.00		$1,000.00		$1,000.00		$1,000.00		$1,000.00
Ending Account Value (03/31/08)	$971.69		$968.04		$969.25		$1,021.10		$1,017.40		$1,018.65
Expenses Paid During Period(a)	$4.36	(c)	$8.06	(d)	$6.82	(e)	$4.47	(c)	$8.24	(d)	$6.99	(e)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$3.97		$7.66		$6.44		$4.07		$7.84		$6.59

(a) For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.885% for Class A, 1.635% for Class B, 1.385% for Class C), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30% per annum.

(b) For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.805% for Class A shares, 1.555% for Class B shares and 1.305% for Class C shares), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $0.39 for Actual Performance and $0.40 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(i) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

(d) Includes non-cash interest expense of $0.40 for Actual Performance and $0.40 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(i) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

(e) Includes non-cash interest expense of $0.38 for Actual Performance and $0.40 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(i) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	9

PIMCO New York Municipal Bond Fund
	Class A:	PNYAX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and New York income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s average credit quality was AA at the end of the twelve-month period versus the benchmark’s average of AAA/AAA.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which benefited performance as municipal bond yields increased across all maturities ten years and higher.

•

The Fund’s Class A SEC yield after fees at March 31, 2008 was 2.90%. The yield was 4.84% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective NY state tax rate of 5.01%, or 4.99% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 3.36% on a fully tax adjusted basis assuming a federal tax rate of 10.0% and an effective NY state tax rate of 3.60%, or 4.94% for a New York City resident assuming an effective tax rate of 6.21%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Municipal bonds within New York underperformed the broader national market for the period.

•	Exposure to zero coupon municipal bonds detracted from performance as intermediate and longer duration zero coupons decreased in value over the period.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Class A	1.74%	3.35%	5.23%
PIMCO New York Municipal Bond Fund Class A (adjusted)	-1.32%	2.72%	4.86%
Lehman Brothers New York Insured Municipal Bond Index	1.82%	3.89%	5.62%
Lipper New York Municipal Debt Funds Average	-0.45%	3.14%	4.43%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class A shares is 0.805%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

New York	72.0%
Short-Term Instruments	11.2%
Puerto Rico	7.9%
California	2.2%
Other	6.7%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,013.16	$1,021.10
Expenses Paid During Period†	$3.93	$3.94

† The actual expenses are equal to the net annualized expense ratio of 0.775% for Class A shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30% per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Short Duration Municipal Income Fund	Class A:	PSDAX
	Class C:	PSDCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was AA+ at the end of the twelve-month period versus the benchmark’s average of AAA/AA1.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which benefited performance as shorter municipal bond yields declined.

•

The Fund’s Class A SEC yield after fees at March 31, 2008 was 3.64%. The yield was 5.60% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.04% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Yield curve positioning enhanced performance as municipal bond yield curves steepened over the period.

•	An overweight to zero coupon municipal bonds at the end of the twelve-month period detracted from performance as zero coupon municipal bonds underperformed the broader municipal bond index.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Class A	-0.77%	1.50%	2.46%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	-3.01%	1.04%	2.19%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	-2.02%	1.19%	2.02%
Lehman Brothers 1 Year Municipal Bond Index	5.21%	2.61%	3.43%
Lipper Short Municipal Debt Funds Average	2.84%	2.14%	3.08%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.80% and 1.10% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

New York	14.4%
Texas	14.2%
Massachusetts	9.6%
Short-Term Instruments	7.8%
Washington	7.1%
California	7.0%
Wisconsin	6.2%
Other	33.7%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$983.77	$982.31	$1,021.25	$1,019.75
Expenses Paid During Period†	$3.72	$5.20	$3.79	$5.30

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.75% for Class A shares and 1.05% for Class C shares), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30% per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	11

Benchmark Descriptions

Index	Description

60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers Municipal Bond Index	The benchmark is a blend of 60% Lehman Brothers High Yield Municipal Bond Index and 40% Lehman Brothers Municipal Bond Index. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers 1 Year Municipal Bond Index	Lehman Brothers 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California 1 Year Municipal Bond Index	Lehman Brothers California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California Intermediate Municipal Bond Index	Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers New York Insured Municipal Bond Index	Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Treasury Index	Lehman Brothers Treasury Index consists of public obligations of the U.S. Treasury with a remaining maturity of one year or more. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

12	PIMCO Funds

Schedule of Investments California Intermediate Municipal Bond Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.4%

Bank of America Corp.
8.000% due 12/29/2049	$2,000	$2,006

Total Corporate Bonds & Notes (Cost $2,000)		2,006

MUNICIPAL BONDS & NOTES 92.9%

CALIFORNIA 77.8%

Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,206

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	1,043

Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	470

Azusa, California Unified School District Certificates of Participation Bonds, (FSA Insured), Series 2004
2.100% due 06/01/2038	500	500

Bay Area, California Toll Authority Revenue Bonds, (AMBAC Insured), Series 2001
3.250% due 04/01/2029	1,800	1,800

Bay Area, California Toll Authority Revenue Bonds, (AMBAC Insured), Series 2006
4.500% due 04/01/2045	1,000	1,000

Burbank, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 12/01/2009	100	101

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Certificates of Participation Bonds, (AMBAC Insured), Series 1993
5.000% due 08/01/2023	1,665	1,665

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	2,000	2,061

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,035

California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	60	60

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	389

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	580
5.000% due 10/01/2013	570	616

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	803

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	930

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	158

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State Health Facilities Financing Authority Revenue Bonds, (MBIA Insured), Series 1988
3.250% due 07/01/2020	$1,800	$1,800

California State Health Facilities Financing Authority Revenue Notes, (CM Insured), Series 2000
5.000% due 09/01/2010	350	360

California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	516

California State Housing Finance Agency Revenue Bonds, (AMBAC/FHA Insured), Series 1996
5.950% due 02/01/2011	35	35

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,422

California State Mobilehome Park Financing Authority Revenue Bonds, Series 2006
5.500% due 12/15/2041	165	139

California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	687

California State M-S-R Public Power Agency Revenue Bonds, (MBIA Insured), Series 1997
5.000% due 07/01/2022	1,450	1,450

California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	3,000	2,671

California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	1,755

California State Public Works Board Lease Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,131

California State Public Works Board Lease Revenue Notes, (FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,710

California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	540	461

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	962

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (a)	4,500	3,451

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	2,000	2,022

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	996

California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.100% due 05/15/2025	2,000	2,012
5.250% due 05/15/2025	1,000	1,006

California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,007
6.750% due 07/01/2032 (d)	1,300	1,348

California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	125	126

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.875% due 11/15/2036	400	327

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	$650	$551
5.500% due 11/01/2038	500	461

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	893

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,036

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	525

Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	682
5.375% due 09/01/2017	800	779

Chino, California Basin Regional Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
3.750% due 06/01/2032	2,000	2,000

Chula Vista, California Special Tax Bonds, Series 2000
6.350% due 09/01/2017	230	239
6.400% due 09/01/2018	120	125

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,206

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	983

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,365

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,343

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	985

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	535	537
6.250% due 06/01/2033	2,000	2,182

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,650	2,106

Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	1,000	911

Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.000% due 11/15/2029	1,000	854
5.250% due 11/15/2018	1,000	995

Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,057

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31

Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,257

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,868

See Accompanying Notes	Annual Report	March 31, 2008	13

Schedule of Investments  California Intermediate Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Moreno Valley, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
0.000% due 08/01/2023	$1,000	$433

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	350

Murrieta Valley, California Unified School District Public Financing Authority Special Tax Bonds, (AGC Insured), Series 2006
4.750% due 09/01/2036	2,100	1,957

Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	461
5.700% due 08/15/2012	485	492
5.800% due 08/15/2013	600	609

Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC Insured), Series 1992
6.200% due 02/14/2011	3,250	3,532

Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	500	450

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,088

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	171

Riverbank Redevelopment Agency of California State Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	255

Riverside, California Revenue Bonds, (AMBAC Insured), Series 1998
5.375% due 10/01/2009	500	513

Sacramento, California County Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,081

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	675	774

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,338

San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,404

San Francisco, California City & County Airports Commission Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 05/01/2019	1,460	1,545

San Francisco, California City & County Airports Commission Revenue Bonds, (FSA Insured), Series 1998
5.500% due 05/01/2015	300	303

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,195

San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,560

San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	930	938

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	$2,000	$2,146

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,057

San Luin Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	750	810

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	70	75

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	4,006

Santa Clara, California Valley Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2005
3.750% due 06/01/2026	2,000	2,000

Sonoma County, California Junior College District General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 08/01/2018	1,250	1,359

Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2010	360	367

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 05/15/2031	1,000	957

University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2041	1,000	986

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,476

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	380

		111,850

LOUISIANA 0.7%

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	931

MONTANA 0.4%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (a)	830	516

NEW JERSEY 0.2%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	240	255

NEW YORK 0.7%

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	1,000	1,063

PUERTO RICO 9.9%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,025	1,053

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
5.231% due 07/01/2020	$1,000	$938

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	190	172

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,633

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,615

Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	152

Commonwealth of Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth-GTD), Series 2004
5.000% due 07/01/2028	2,150	2,216

Commonwealth of Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,420

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,013

		14,212

TEXAS 0.2%

Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD), Series 2000
7.560% due 02/15/2024	250	252

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	91

		343

VIRGIN ISLANDS 3.0%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,045

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,253

		4,298

Total Municipal Bonds & Notes (Cost $134,711)		133,468

SHORT-TERM INSTRUMENTS 4.4%

REPURCHASE AGREEMENTS 4.4%

State Street Bank and Trust Co.
1.900% due 04/01/2008	6,352	6,352

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $6,480. Repurchase proceeds are $6,352.)

Total Short-Term Instruments (Cost $6,352)		6,352

Total Investments 98.7% (Cost $143,063)		$141,826

Other Assets and Liabilities (Net) 1.3%		1,914

Net Assets 100.0%		$143,740

14	PIMCO Funds	See Accompanying Notes

March 31, 2008

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security becomes interest bearing at a future date.
(b)	Cash of $320 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	75	$(303)

(c)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	$ 1,200	$(3)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(d)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,348	0.94%

See Accompanying Notes	Annual Report	March 31, 2008	15

Schedule of Investments  California Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.4%

Bank of America Corp.
8.000% due 12/29/2049	$300	$301

Total Corporate Bonds & Notes (Cost $300)		301

MUNICIPAL BONDS & NOTES 93.5%

CALIFORNIA 93.5%

Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	528

Brentwood Union School District, California General Obligation Bonds, (FGIC Insured), Series 2007
5.250% due 08/01/2017	110	121

Brentwood Union School District, California General Obligation Notes, (FGIC Insured), Series 2007
5.250% due 08/01/2016	135	150

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Certificates of Participation Bonds, (AMBAC Insured), Series 1993
5.000% due 08/01/2023	500	500

California State Bay Area Toll Authority Revenue Bonds, (AMBAC Insured), Series 2007
3.386% due 04/01/2047	500	500

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
1.750% due 05/01/2016	400	400

California State Department of Water Resources Revenue Notes, Series 2005
1.980% due 05/01/2011	100	100

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2002
3.350% due 02/01/2032	600	600

California State Educational Facilities Authority Revenue Bonds, Series 1995
1.550% due 10/01/2015 (c)	500	500

California State Health Facilities Financing Authority Revenue Bonds, (MBIA Insured), Series 1998
1.850% due 09/01/2015	750	750
1.850% due 09/01/2028	500	500

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
1.770% due 07/01/2033	500	500
1.920% due 07/01/2033	100	100

California State Housing Finance Agency Revenue Bonds, (FSA/FHA/VA Private Insured), Series 2000
1.600% due 08/01/2015	100	100

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
1.800% due 11/15/2037	500	500

California State M-S-R Public Power Agency Revenue Bonds, (MBIA Insured), Series 1998
2.050% due 07/01/2022	2,100	2,100

California State Public Works Board Lease Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 10/01/2017	380	418

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, (FSA Insured), Series 2007
5.250% due 07/01/2018	$250	$272

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	100	85

California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	164

Dublin-San Ramon Services District, California Certificates of Participation Bonds, (MBIA Insured), Series 2000
3.000% due 08/01/2035	1,000	1,000

Golden State, California Tobacco Securitization Corporations Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	110

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	500	546
6.750% due 06/01/2039	710	822

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	159

Hesperia, California Unified School District Certificates of Participation Bonds, (FSA Insured), Series 2004
2.150% due 02/01/2028	250	250

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	202

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
1.750% due 07/01/2034	500	500

Metropolitan Water District of Southern California State Revenue Bonds, Series 2001
0.800% due 07/01/2036	100	100

Morgan Hill, California Redevelopment Agency Tax Allocation Bonds, Series 2008
2.000% due 09/01/2033	500	500

Orange County, California Sanitation District Certificates of Participation Bonds, (AMBAC Insured), Series 1993
2.100% due 08/01/2016	600	600

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
1.100% due 08/01/2030	795	795

Pasadena, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
4.750% due 02/01/2033	490	490

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	110

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	165

Rancho, California Water District Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2009 (a)	500	512

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	$100	$100

Riverbank Redevelopment Agency of California State Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	145

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	101

San Francisco, California General Obligation Bonds, (MBIA Insured), Series 2005
3.350% due 06/15/2030	1,300	1,300

San Luin Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	250	270

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	207

Santa Clara County, California Financing Authority Revenue Bonds, Series 1994
1.750% due 11/15/2025	500	500

Santa Clara Valley, California Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	164

Santa Clara, California Valley Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2005
2.500% due 06/01/2026	500	500

Santa Monica, California Community College District General Obligation Notes, (FGIC Insured), Series 2007
0.000% due 08/01/2013	225	184

Turlock, California Scertificates of Participation Notes, Series 2007
5.000% due 10/15/2008	355	357

Upland, California Sate Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	104

Total Municipal Bonds & Notes (Cost $19,732)		19,681

SHORT-TERM INSTRUMENTS 4.5%

REPURCHASE AGREEMENTS 4.5%

State Street Bank and Trust Co.
1.900% due 04/01/2008	937	937

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $960. Repurchase proceeds are $937.)

Total Short-Term Instruments (Cost $937)		937

Total Investments 99.4% (Cost $20,969)		$20,919

Other Assets and Liabilities (Net) 0.6%		120

Net Assets 100.0%		$21,039

16	PIMCO Funds	See Accompanying Notes

March 31, 2008

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	$200	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(c)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California State Educational Facilities Authority Revenue Bonds, Series 1995	1.550%	10/01/2015	08/10/2007	$500	$500	2.38%

See Accompanying Notes	Annual Report	March 31, 2008	17

Schedule of Investments  High Yield Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.9%

Bank of America Corp.
8.000% due 12/29/2049	$3,600	$3,612

Total Corporate Bonds & Notes (Cost $3,600)		3,612

MUNICIPAL BONDS & NOTES 90.1%

ALABAMA 1.4%

Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	48

Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	631

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	221
5.250% due 03/01/2036	500	433

Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,251

		2,584

ALASKA 0.6%

Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	1,229

ARIZONA 3.2%

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	961

Arizona State Salt Verde Financial Corporation Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	845

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,401

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	883

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,845

		5,935

CALIFORNIA 4.7%

California State Municipal Finance Authority Certificates of Participation Bonds, Series 2007
5.250% due 02/01/2037	1,000	842

California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	750	746

California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	195	166

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,500	1,384
9.000% due 11/01/2017	500	533

Dinuba, California Financing Authority Revenue Bonds, Series 2007
5.375% due 09/01/2038	200	175

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	$1,000	$832
5.125% due 06/01/2047	5,000	3,973

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	252

		8,903

COLORADO 4.9%

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037	800	692
5.750% due 05/15/2037	855	755
5.750% due 12/01/2037	1,000	881

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	1,884
5.900% due 08/01/2037	1,000	869

Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	1,365

Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	424
5.450% due 12/01/2034	1,000	822

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	398

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	697

Tallyns Reach, Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	386

		9,173

CONNECTICUT 1.1%

Connecticut State Health & Educational Facility Authority Revenue Bonds, (MBIA Insured), Series 2007
1.850% due 07/01/2037	2,000	2,000

FLORIDA 4.7%

Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	500	425

Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2005
5.000% due 04/01/2036	1,700	1,523

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	226

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	841

Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500	2,035

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,233

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,429

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

University Square, Florida Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	$1,250	$1,088

		8,800

GEORGIA 0.7%

Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	193

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,127

		1,320

ILLINOIS 10.3%

Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	868

Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 01/01/2033	2,000	1,958

Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,436

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	173

Illinois State Finance Authority Revenue Bonds, Series 2007
5.000% due 12/01/2036	250	206
5.375% due 11/15/2039	1,600	1,296
5.500% due 05/15/2037	750	645
6.100% due 12/01/2041	1,650	1,451
7.000% due 12/01/2037	1,000	942

Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	925

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,775	1,552

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1994
1.750% due 08/15/2026	4,000	4,000

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1998
2.050% due 08/01/2026	1,755	1,755

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	1,124
6.625% due 06/01/2037	1,000	932

		19,263

INDIANA 1.3%

East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	95

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000	864

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,447

		2,406

18	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
IOWA 2.0%

Iowa State Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	$175	$154

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	773
5.500% due 11/15/2037	1,150	935
5.625% due 12/01/2045	2,150	1,771

Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	176

		3,809

KANSAS 1.4%

Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	1,015

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	835

Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	200
5.125% due 05/15/2042	250	195
5.500% due 08/01/2021	250	224

Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	182

		2,651

KENTUCKY 0.3%

Ohio County, Kentucky Revenue Bonds, (AMBAC Insured), Series 2001
12.000% due 10/01/2022	500	500

MARYLAND 2.4%

Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	850	666

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2037	850	730
5.300% due 01/01/2037	800	625

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
5.750% due 01/01/2038	1,000	950
6.000% due 01/01/2043	1,600	1,561

		4,532

MASSACHUSETTS 1.3%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
5.750% due 11/15/2042	1,500	1,279
6.750% due 10/15/2037	1,250	1,122

		2,401

MICHIGAN 6.5%

Corner Creek Academy East, Michigan Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	205

Crescent Academy, Michigan Certificates of Participation Bonds, Series 2006
5.750% due 12/01/2036	500	417

Doctor Charles Drew Academy, Michigan State Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450	378

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	800	654

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	$250	$187

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	100	101

Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	995	887

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	900	730

Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	908

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2036	2,500	2,098
6.500% due 09/01/2037	1,000	925

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	687

Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
2.000% due 01/01/2020	2,000	2,000
3.500% due 01/01/2020	2,000	2,000

		12,177

MINNESOTA 2.2%

Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	359

Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	642
5.750% due 10/01/2037	1,500	1,321

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	176

North Oaks, Minnesota Revenue Bonds, Series 2007
6.125% due 10/01/2039	250	238

St. Paul, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.375% due 05/01/2043	650	511

Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	430

Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	421

		4,098

MISSOURI 2.2%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	1,718
6.000% due 07/01/2037	750	660

Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	238

Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	226
5.550% due 10/01/2036	45	40

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	$1,485	$1,316

		4,198

MONTANA 0.3%
Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation, Series 2006
0.000% due 09/01/2031 (b)	830	516

NEVADA 1.0%
Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	2,000	1,926

NEW JERSEY 3.6%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, Series 2005
6.125% due 01/01/2025	1,900	1,785

New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	57

New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	1,750	1,432

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,000	959

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 01/01/2036 (a)	900	904

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,000	1,612

		6,749

NEW MEXICO 0.5%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	429

Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	588

		1,017

NEW YORK 1.4%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	133

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	388
6.700% due 01/01/2043	1,500	1,471

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.625% due 08/01/2025	500	506
7.750% due 08/01/2031	150	152

		2,650

NORTH CAROLINA 1.2%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	122

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	61

See Accompanying Notes	Annual Report	March 31, 2008	19

Schedule of Investments High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	$50	$43

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	798

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	500	460

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038 (a)	800	788

		2,272

OHIO 3.3%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	5,500	4,846
6.000% due 06/01/2042	1,520	1,397

		6,243

OREGON 1.0%

Oregon State Health Housing Educational & Cultural Facilities Authority Revenue Bonds, (MBIA Insured), Series 1998
3.250% due 12/01/2028	1,885	1,885

PENNSYLVANIA 5.7%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	3,500	2,800

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	479

Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	466

Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	248
6.375% due 07/01/2030	1,000	988

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	130

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	3,600	3,591

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	249

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	1,000	841

Philadelphia, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 09/15/2037	450	394

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	476

		10,662

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PUERTO RICO 1.2%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	$2,250	$2,312

RHODE ISLAND 0.1%

Rhode Island State Health & Educational Building Corporations Revenue Bonds, Series 1998
5.400% due 07/01/2013	185	186

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	100	95

		281

SOUTH CAROLINA 1.9%

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,626
6.000% due 11/15/2037	2,000	1,793

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	141

		3,560

TENNESSEE 0.7%

Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024	150	141

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	1,250	1,137

		1,278

TEXAS 8.2%

Alliance, Texas Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	2,500	1,579

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	500	457

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017 (a)	275	277

Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	456

Gulf Coast, Texas Waste Disposal Authority Revenue Bonds, Series 2003
5.200% due 05/01/2028	1,000	821

HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	500	401

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2027	45	38

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	94

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	90

Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	257

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lubbock, Texas State Educational Facilities Authority Revenue Bonds, Series 2007
5.250% due 11/01/2037	$1,500	$1,313

Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	677

Maverick County, Texas Public Facility Corp. Revenue Bonds, Series 2007
6.250% due 02/01/2024	635	579
6.375% due 02/01/2029	220	197

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033 (a)	1,500	1,493

Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	329

San Leanna, Texas Educational Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/01/2032	1,000	845

Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	3,115	2,629

Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2023	500	497

Trinity River Authority, Texas Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	43

Tyler, Texas Health Facilities Development Corporations Revenue Bonds, Series 2007
5.375% due 11/01/2037	1,750	1,504

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	750	763

		15,339

UTAH 4.3%

Carbon County, Utah Revenue Bonds, (AMBAC Insured), Series 1994
6.000% due 11/01/2024	2,365	2,365

Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	452
5.700% due 11/15/2036	1,000	882

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,494

Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,230

Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	619

		8,042

VIRGINIA 1.7%

Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	91

Fauquier County, Virginia Industrial Development Authority Revenue Bonds, Series 2008
5.250% due 10/01/2037	500	448

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	750	631

Lewistown, Virginia Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150	1,028

20	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Peninsula Town Center, Virginia Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	$1,000	$922

		3,120

WASHINGTON 1.0%

King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	1,150	1,118

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	722

		1,840

WEST VIRGINIA 0.5%

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,000	955

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WISCONSIN 1.3%

Janesville, Wisconsin Revenue Bonds, Series 1984
5.550% due 04/01/2009	$1,000	$987

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	1,001

Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150	140

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	218

		2,346

Total Municipal Bonds & Notes (Cost $186,762)		168,972

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 2.5%

REPURCHASE AGREEMENTS 2.5%

State Street Bank and Trust Co.
1.900% due 04/01/2008	$4,642	$4,642

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $4,737. Repurchase proceeds are $4,642.)

Total Short-Term Instruments (Cost $4,642)		4,642

Total Investments 94.5% (Cost $195,004)		$177,226

Other Assets and Liabilities (Net) 5.5%		10,293

Net Assets 100.0%		$187,519

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Security becomes interest bearing at a future date.
(c)	Cash of $635 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	211	$(272)

(d)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	$3,900	$(9)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Annual Report	March 31, 2008	21

Schedule of Investments  Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.3%

Bank of America Corp.
8.000% due 12/29/2049	$7,000	$7,023

Total Corporate Bonds & Notes (Cost $7,000)		7,023

MUNICIPAL BONDS & NOTES 88.4%

ALABAMA 1.0%

Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,376

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	2,934

		5,310

ALASKA 0.4%

Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	509

Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,583

		2,092

ARIZONA 1.5%

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	1,924

Arizona State Salt Verde Financial Corporation Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	5,072

Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	10	10

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	855	884

		7,890

ARKANSAS 0.4%

Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	1,967

CALIFORNIA 21.1%

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	972

Bakersfield, California Certificates of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,684

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	2,000	2,125

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,610

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	$9,000	$8,851
5.000% due 06/01/2037	5,300	5,165
5.000% due 11/01/2037	16,200	15,784
5.000% due 12/01/2037	4,200	4,092

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	640

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (a)	1,565	1,516

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	420

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	39,370	42,958

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	5,000	4,158
5.125% due 06/01/2047	2,000	1,589

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	736

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	5,235

Metropolitan Water District of Southern California State Revenue Bonds, Series 2006
4.750% due 07/01/2036	3,000	2,927

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,143
0.000% due 08/01/2016	1,400	979

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	898
4.800% due 09/01/2017	875	835

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	403

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,470

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	3,982

		113,172

COLORADO 0.5%

Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	937

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	35	35

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	25	26
6.750% due 04/01/2015	40	41

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	$1,390	$1,433

		2,472

CONNECTICUT 1.2%

Connecticut State General Obligation Notes, Series 2001
7.094% due 06/15/2010	5,000	6,130

DISTRICT OF COLUMBIA 1.7%

District of Columbia Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 02/01/2035	10,085	9,107

FLORIDA 2.3%

Florida State Board of Education General Obligation Bonds, (ST-GTD), Series 2005
4.750% due 06/01/2035	2,270	2,138

Miami-Dade County, Florida Revenue Bonds, (MBIA Insured), Series 2005
0.000% due 10/01/2035 (a)	10,200	9,035

Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	319

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	930

		12,422

GEORGIA 0.0%

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	165	178

HAWAII 0.2%

Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,016

ILLINOIS 6.2%

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	531

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	251

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (a)	1,290	1,209

Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,115

Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	1,047

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,249

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,775

22	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	$135	$113
0.000% due 12/01/2014	255	193
0.000% due 12/01/2015	1,885	1,347

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	110

Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	5,935	5,909

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	817

Illinois State Northern Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 01/01/2018	1,000	1,073

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	691

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,558

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,672

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Notes, (FGIC Insured), Series 2002
9.000% due 02/01/2009	650	686
9.000% due 02/01/2011	690	804
9.000% due 02/01/2012	1,065	1,288

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	956

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,992

		33,386

INDIANA 2.7%

Brownsburg, Indiana 1999 School Building Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,520

Danville, Indiana Multi-School Building Corporation Revenue Bonds, (FSA Insured), Series 2001
4.400% due 01/15/2012	170	177
4.500% due 01/15/2013	190	197
4.650% due 01/15/2014	210	218
4.750% due 01/15/2015	235	243
4.850% due 01/15/2016	295	305

Danville, Indiana Multi-School Building Corporation Revenue Notes, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	303
4.750% due 07/15/2009	200	205
5.000% due 07/15/2010	180	188

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/15/2010	760	791

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	$1,590	$1,637

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
5.250% due 02/15/2040	5,000	4,692

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,124

Mishawaka, Indiana School Building Corporations Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,171

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	431
5.200% due 02/01/2012	230	243
5.500% due 02/01/2015	180	190

Tri-Creek School Building Corporation, Indiana Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	975

		14,610

KANSAS 0.1%

Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	565

KENTUCKY 0.1%

Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	645	657

LOUISIANA 2.6%

Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2018 (b)	5,000	5,395
5.000% due 04/01/2019 (b)	700	717

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	95	99

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039 (b)	8,430	7,846

		14,057

MARYLAND 0.7%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	4,000	3,623

MASSACHUSETTS 1.9%

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
5.063% due 11/01/2019	5,090	5,023
5.170% due 11/01/2020	2,595	2,440

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.802% due 01/01/2017	1,000	1,054

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	846

Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	91

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	$85	$86

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	539

		10,079

MICHIGAN 1.0%

Lake Fenton, Michigan Community Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,939

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	54

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,067

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,350	1,275

		5,335

MISSOURI 2.5%

Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	443

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,961

Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,103
5.000% due 11/01/2015	540	575

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	370

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	295	301

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	7,635

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,113

		13,501

NEVADA 0.5%

Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	2,750	2,648

NEW JERSEY 4.8%

Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	556
5.250% due 02/15/2010	570	581

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,335
5.600% due 01/01/2012	820	822
6.000% due 11/01/2028	3,500	3,146
6.375% due 04/01/2018	1,500	1,757
6.500% due 04/01/2031	2,115	2,169
6.800% due 04/01/2018	710	754

See Accompanying Notes	Annual Report	March 31, 2008	23

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	$3,500	$3,383

New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	558

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,743
6.375% due 06/01/2032	1,000	1,131

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	5,924

		25,859

NEW YORK 7.3%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.846% due 09/01/2015	3,000	2,860

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,136

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,223

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,519

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	7,000	6,723
5.070% due 03/01/2020	3,900	3,432
5.120% due 03/01/2022	3,500	3,287

New York City, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 03/01/2036	4,900	4,820

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	630	650

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,325	2,476

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,196

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,790	2,965

		39,287

NORTH CAROLINA 0.7%

Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	570

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	3,000	2,881

		3,451

OHIO 2.6%

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	4,700	4,736

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	$450	$403
5.875% due 06/01/2047	6,600	5,816

Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,206
5.375% due 12/01/2021	1,750	1,919

		14,080

OKLAHOMA 0.0%

Oklahoma State Housing Finance Agency Single-Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	770	160

PENNSYLVANIA 0.3%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	755

Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	100

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	921

		1,776

PUERTO RICO 1.2%

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	162

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	808

Puerto Rico Sales Tax Financing Corporations Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	50,000	4,871
0.000% due 08/01/2054	10,000	615

		6,456

RHODE ISLAND 1.5%

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,196
6.250% due 06/01/2042	6,025	5,662

		7,858

SOUTH CAROLINA 0.5%

Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,545

TENNESSEE 2.9%

Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,072

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,140

Sullivan County, Tennessee Industrial Development Board Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	605	611

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 02/01/2023	$7,800	$7,178
5.000% due 02/01/2024	1,400	1,278
5.000% due 02/01/2027	5,000	4,442

		15,721

TEXAS 9.3%

Alliance, Texas Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	876

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	90	94

Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Bonds, Series 2001
4.875% due 06/15/2011	465	479

Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	946

Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,230

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,023

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	400	366

Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
2.740% due 07/01/2025	2,500	2,105

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	907

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	1,790	1,698

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	6,636

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,071

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	8,000	7,660

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	11

North Central Texas State Health Facility Development Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,081

North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	941

Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,879

Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	803

24	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sabine River Authority, Texas Revenue Bonds, Series 2001
5.500% due 05/01/2022	$1,000	$946

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,101

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	240

Tarrant County, Texas Cultural Education Facilities Finance Corporations Revenue Bonds, Series 2007
5.000% due 02/15/2026	6,425	6,298

Texas State Leander Independent School District General Obligation Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	513

Texas State SA Energy Acquisition Public Facility Corp. Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	1,892

Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024 (b)	5,000	5,016

Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022 (e)	1,400	1,528

Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	493

		49,833

UTAH 1.4%

Utah State Transit Authority Revenue Bonds, (MBIA Insured), Series 2007
0.000% due 06/15/2023	10,000	4,515
0.000% due 06/15/2029	10,000	3,019

		7,534

VIRGIN ISLANDS 0.3%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,504

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VIRGINIA 0.2%

Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	$1,000	$997

WASHINGTON 4.5%

King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	5,000	4,861

Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	1,984

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,444

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,827

Washington State Higher Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.250% due 11/01/2032	5,000	4,925

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,050

Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,264

		24,355

WEST VIRGINIA 0.6%

Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,221

WISCONSIN 1.7%

Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,545
5.000% due 10/01/2019	1,040	1,132

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	$385	$395

Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	105
5.000% due 06/01/2019	100	104
5.000% due 06/01/2020	100	103
5.100% due 06/01/2021	100	104
5.100% due 06/01/2022	100	103
5.100% due 06/01/2023	100	103
5.250% due 06/01/2016	50	55
5.250% due 06/01/2017	50	55

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,580	1,618
4.700% due 11/01/2012	790	813
5.350% due 11/01/2022	3,045	3,075

		9,310

Total Municipal Bonds & Notes (Cost $486,779)		474,164

SHORT-TERM INSTRUMENTS 5.3%

REPURCHASE AGREEMENTS 5.3%

State Street Bank and Trust Co.
1.900% due 04/01/2008	28,553	28,553

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $29,124. Repurchase proceeds are $28,555.)

Total Short-Term Instruments (Cost $28,553)		28,553

Total Investments 95.0% (Cost $522,332)		$509,740

Other Assets and Liabilities (Net) 5.0%		26,933

Net Assets 100.0%		$536,673

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security becomes interest bearing at a future date.
(b)	Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Fund acquired Residual Interest Municipal Bonds. Refer to Note 2 (i) in the Notes to Financial Statements for additional information.
(c)	Cash of $3,802 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	70	$276
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	923	(1,186)

				$(910)

(d)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
State of California General Obligation Notes, Series 2005, 5.000% due 03/01/2018	Sell	0.710%	03/20/2018	GSC	$7,000	$22

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Annual Report	March 31, 2008	25

Schedule of Investments  Municipal Bond Fund  (Cont.)

(e)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,498	$1,528	0.28%

26	PIMCO Funds	See Accompanying Notes

Schedule of Investments New York Municipal Bond Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.2%

Bank of America Corp.
8.000% due 12/29/2049	$900	$903

Total Corporate Bonds & Notes (Cost $900)		903

MUNICIPAL BONDS & NOTES 87.0%

ALABAMA 0.8%

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	750	592

ARKANSAS 0.4%

University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	251

CALIFORNIA 2.2%

California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	300	320

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	415

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	895

		1,630

ILLINOIS 0.7%

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	527

INDIANA 0.6%

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	442

NEW JERSEY 1.1%

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	806

NEW YORK 71.4%

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,141

Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	545

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	86

Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,066

Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	530

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Liberty, New York Development Corporations Revenue Bonds, Series 2007
5.500% due 10/01/2037	$250	$260

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.846% due 09/01/2015	500	477

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	532

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,027

New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,051
5.000% due 10/01/2019	2,300	2,417

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	274

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	264

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	493
5.000% due 01/01/2046	1,500	1,458

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	1,000	960
5.120% due 03/01/2022	1,400	1,315

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	226

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	245	236

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	35	30

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	534
5.250% due 02/01/2029	500	525

New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	653

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	420

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	235	250

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
6.980% due 08/15/2022	250	254

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2030	750	757

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2006
2.750% due 07/01/2027	2,000	2,000

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	156

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	$400	$442

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	751

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,093
5.000% due 07/01/2026	500	452

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,045
5.000% due 02/15/2037	1,000	977

New York State Dormitory Authority Revenue Notes, (FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,033

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	151

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	489

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	542

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	268

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	886

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,775

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 12/15/2016	2,000	2,215

New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	978
5.000% due 06/15/2014	400	430

New York State Environmental Facilities Corporations Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,297

New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.000% due 06/15/2012	500	543

New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	992

New York State Local Government Assistance Corporations Revenue Bonds, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	152

New York State Local Government Assistance Corporations Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	357

New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	197

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	979

See Accompanying Notes	Annual Report	March 31, 2008	27

Schedule of Investments New York Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	$500	$435

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	525

New York State Sales Tax Asset Receivables Corporations Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,084

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	264

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	549
5.000% due 04/01/2015	500	551

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	537

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2030	1,000	984

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	533

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	815

New York State Urban Development Corporations Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019	2,000	2,163

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	532

New York State Urban Development Corporations Revenue Notes, Series 2003
5.000% due 03/15/2011	495	528

Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	500	442

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	$500	$548

Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	405

Schenectady, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2016	500	554

Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	269

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	538

		52,237

PUERTO RICO 7.9%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,233

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
5.231% due 07/01/2020	1,000	938

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	259

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,015

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	213

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,113

Commonwealth of Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	550	579

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	$100	$108

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	5,000	308

		5,766

TEXAS 1.5%

Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD), Series 2001
0.000% due 08/15/2016	805	564

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	383

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD), Series 2001
5.000% due 08/15/2021	120	130

		1,077

VIRGIN ISLANDS 0.4%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	251

Total Municipal Bonds & Notes (Cost $64,400)		63,579

SHORT-TERM INSTRUMENTS 11.1%

REPURCHASE AGREEMENTS 11.1%

State Street Bank and Trust Co.
1.900% due 04/01/2008	8,107	8,107

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $8,273. Repurchase proceeds are $8,107.)

Total Short-Term Instruments (Cost $8,107)		8,107

Total Investments 99.3% (Cost $73,407)		$72,589

Other Assets and Liabilities (Net) 0.7%		543

Net Assets 100.0%		$73,132

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Cash of $190 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	30	$27

28	PIMCO Funds	See Accompanying Notes

Schedule of Investments Short Duration Municipal Income Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.2%

Bank of America Corp.
8.000% due 12/29/2049	$2,900	$2,909

General Electric Capital Corp.
6.375% due 11/15/2067	900	883

Rabobank Capital Funding Trust
5.254% due 12/29/2049	900	749

Total Corporate Bonds & Notes (Cost $4,657)		4,541

MUNICIPAL BONDS & NOTES 84.0%

ARIZONA 3.8%

Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,357
5.000% due 08/01/2012	2,305	2,495

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,036

Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	1,011

		7,899

CALIFORNIA 6.5%

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	1,175	1,249

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	630

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	895	899

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,000	2,495

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	593

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,814

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	2,275	2,264

University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2041	2,850	2,809

		13,753

FLORIDA 0.6%

Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	590	607

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
5.494% due 12/01/2017	500	502

Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	80	81

		1,190

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ILLINOIS 3.6%

De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	$2,000	$1,277

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,060

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	800

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,705

McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,365

Melrose Park, Illinois General Obligation Bonds, (MBIA Insured), Series 2004
6.750% due 12/15/2016	100	122

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,210
0.000% due 10/01/2010	15	14

		7,553

INDIANA 0.6%

Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2027	1,200	1,257

KANSAS 0.2%

Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	377

LOUISIANA 2.4%

Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	5,000	5,135

MASSACHUSETTS 8.9%

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2004
5.500% due 12/01/2017	1,600	1,822

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
5.063% due 11/01/2019	3,000	2,961
5.170% due 11/01/2020	1,000	940

Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,667

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.841% due 01/01/2016	3,200	3,371

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
4.884% due 07/01/2020	7,005	6,949

Massachusetts State Port Authority Revenue Bonds, (FSA Insured), Series 1998
5.500% due 07/01/2014	1,000	1,015

		18,725

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MICHIGAN 2.2%

Clintondale, Michigan Community Schools General Obligation Notes, (FGIC/Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	$960	$1,022

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,961

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	600	567

		4,550

MISSOURI 2.9%

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	6,500	6,052

NEVADA 2.0%

Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,265

NEW JERSEY 1.0%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	586

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,604

		2,190

NEW YORK 13.5%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.846% due 09/01/2015	5,000	4,767

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,553

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	8,400	8,828

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.070% due 03/01/2020	1,500	1,320
5.120% due 03/01/2022	8,000	7,513

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	107

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	884

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 02/15/2037	1,500	1,466

New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	541

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2012	140	140

See Accompanying Notes	Annual Report	March 31, 2008	29

Schedule of Investments Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	$140	$151

		28,270

OHIO 2.6%

Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,025

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	2,800	2,821

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	600	537
5.875% due 06/01/2030	1,200	1,110

		5,493

OKLAHOMA 3.0%

Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	104

Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,204

		6,308

OREGON 0.6%

Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	839
5.000% due 10/01/2012	435	460

		1,299

PENNSYLVANIA 0.3%

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	553

PUERTO RICO 0.1%

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	269

TENNESSEE 3.0%

Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	210	218

Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 02/01/2023	1,625	1,495

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tennessee State Energy Acquisition Corporations Revenue Notes, Series 2006
5.000% due 09/01/2015	$4,600	$4,569

		6,282

TEXAS 13.3%
Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2023	3,510	1,629

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2032	4,055	954

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	12,289

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,413

Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	420

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	5,665	5,424

Sabine River Authority, Texas Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	946

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	320	338

Texas State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	10	10

Texas State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 1993
0.000% due 09/01/2016	3,380	2,363

		27,786

VIRGINIA 0.4%
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	795

WASHINGTON 6.7%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,576

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	150	156

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	$2,960	$1,697

Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,107

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,451

		13,987

WEST VIRGINIA 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	70	74

WISCONSIN 5.8%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,245

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,655	1,681
4.500% due 11/01/2010	1,335	1,371
5.350% due 11/01/2022	5,765	5,821

Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,047

		12,165

Total Municipal Bonds & Notes (Cost $179,473)		176,227

SHORT-TERM INSTRUMENTS 7.3%

REPURCHASE AGREEMENTS 7.3%

State Street Bank and Trust Co.
1.900% due 04/01/2008	15,332	15,332

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $15,640. Repurchase proceeds are $15,333.)

Total Short-Term Instruments (Cost $15,332)		15,332

Total Investments 93.5% (Cost $199,462)		$196,100

Other Assets and Liabilities (Net) 6.5%		13,596

Net Assets 100.0%		$209,696

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Cash of $3,560 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	84	$330
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	750	(1,257)

				$(927)

30	PIMCO Funds	See Accompanying Notes

March 31, 2008

(b)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
State of California General Obligation Notes, Series 2005, 5.000% due 03/01/2018	Sell	0.710%	03/20/2018	GSC	$3,000	$10

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Annual Report	March 31, 2008	31

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

California Intermediate Municipal Bond Fund
Class A
03/31/2008	$9.93	$0.38	$(0.47)	$(0.09)	$(0.37)	$0.00
03/31/2007	9.83	0.36	0.10	0.46	(0.36)	0.00
03/31/2006	9.96	0.35	(0.13)	0.22	(0.35)	0.00
03/31/2005	10.22	0.38	(0.26)	0.12	(0.38)	0.00
03/31/2004	10.22	0.37	0.00	0.37	(0.37)	0.00

California Short Duration Municipal Income Fund
Class A
03/31/2008	$10.04	$0.30	$(0.04)	$0.26	$(0.31)	$0.00
08/31/2006 - 03/31/2007	10.00	0.15	0.06	0.21	(0.17)	0.00

High Yield Municipal Bond Fund
Class A
03/31/2008	$10.63	$0.46	$(1.59)	$(1.13)	$(0.47)	$0.00
07/31/2006 - 03/31/2007	10.00	0.30	0.65	0.95	(0.31)	(0.01)
Class C
03/31/2008	10.63	0.39	(1.60)	(1.21)	(0.39)	0.00
12/29/2006 - 03/31/2007	10.52	0.09	0.12	0.21	(0.10)	0.00

Municipal Bond Fund
Class A
03/31/2008	$10.31	$0.40	$(0.64)	$(0.24)	$(0.40)	$0.00
03/31/2007	10.18	0.38	0.13	0.51	(0.38)	0.00
03/31/2006	10.14	0.37	0.02	0.39	(0.35)	0.00
03/31/2005	10.32	0.39	(0.19)	0.20	(0.38)	0.00
03/31/2004	10.18	0.38	0.13	0.51	(0.37)	0.00
Class B
03/31/2008	10.31	0.32	(0.63)	(0.31)	(0.33)	0.00
03/31/2007	10.18	0.30	0.14	0.44	(0.31)	0.00
03/31/2006	10.14	0.30	0.02	0.32	(0.28)	0.00
03/31/2005	10.32	0.31	(0.19)	0.12	(0.30)	0.00
03/31/2004	10.18	0.30	0.14	0.44	(0.30)	0.00
Class C
03/31/2008	10.31	0.35	(0.64)	(0.29)	(0.35)	0.00
03/31/2007	10.18	0.33	0.13	0.46	(0.33)	0.00
03/31/2006	10.14	0.32	0.02	0.34	(0.30)	0.00
03/31/2005	10.32	0.34	(0.19)	0.15	(0.33)	0.00
03/31/2004	10.18	0.32	0.14	0.46	(0.32)	0.00

New York Municipal Bond Fund
Class A
03/31/2008	$10.88	$0.37	$(0.18)	$0.19	$(0.37)	$(0.02)
03/31/2007	10.76	0.37	0.14	0.51	(0.37)	(0.02)
03/31/2006	10.77	0.33	0.00	0.33	(0.33)	(0.01)
03/31/2005	10.87	0.33	(0.10)	0.23	(0.33)	0.00
03/31/2004	10.68	0.32	0.21	0.53	(0.32)	(0.02)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2004, the administrative expense was reduced to 0.35%.
(c)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(d)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 5.01%.

32	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.37)	$9.47	(0.95)%	$33,277	0.795%(h)	0.795%(h)	3.90%	37%
0.00	(0.36)	9.93	4.74	34,107	0.825	0.825	3.64	59
0.00	(0.35)	9.83	2.25	46,314	0.94(c)	0.84(c)	3.53	131
0.00	(0.38)	9.96	1.17	44,676	1.03(b)	0.87(b)	3.75	43
0.00	(0.37)	10.22	3.73	47,407	0.90	0.90	3.69	137

$0.00	$(0.31)	$9.99	2.60%	$9,343	0.77%(h)	0.77%(h)	3.00%	92%
0.00	(0.17)	10.04	2.11	2,470	0.70*(d)(e)	0.70*(d)(e)	2.52 *	83

$0.00	$(0.47)	$9.03	(10.93)%	$42,761	0.84%(i)(j)	0.84%(i)(j)	4.65%	160%
0.00	(0.32)	10.63	9.61	24,068	0.95*(f)	0.95*(f)	4.31 *	94

0.00	(0.39)	9.03	(11.62)	19,087	1.59(i)(k)	1.59(i)(k)	4.00	160
0.00	(0.10)	10.63	2.32	2,496	1.70*(g)	1.70*(g)	3.50 *	94

$0.00	$(0.40)	$9.67	(2.36)%	$72,205	0.885%(h)	0.805%(h)	3.96%	64%
0.00	(0.38)	10.31	5.12	76,698	0.875	0.825	3.70	76
0.00	(0.35)	10.18	3.94	65,423	1.07(c)	0.84(c)	3.64	63
0.00	(0.38)	10.14	1.96	54,983	1.06(b)	0.88(b)	3.83	56
0.00	(0.37)	10.32	5.15	60,742	0.90	0.90	3.66	115

0.00	(0.33)	9.67	(3.09)	23,379	1.635(h)	1.555(h)	3.21	64
0.00	(0.31)	10.31	4.36	30,371	1.635	1.575	2.97	76
0.00	(0.28)	10.18	3.17	34,401	1.82(c)	1.59(c)	2.91	63
0.00	(0.30)	10.14	1.20	40,015	1.81(b)	1.63(b)	3.07	56
0.00	(0.30)	10.32	4.36	46,467	1.65	1.65	2.90	115

0.00	(0.35)	9.67	(2.85)	60,036	1.385(h)	1.305(h)	3.46	64
0.00	(0.33)	10.31	4.60	67,140	1.385	1.325	3.20	76
0.00	(0.30)	10.18	3.42	65,179	1.57(c)	1.34(c)	3.16	63
0.00	(0.33)	10.14	1.45	69,930	1.56(b)	1.38(b)	3.33	56
0.00	(0.32)	10.32	4.62	81,894	1.40	1.40	3.16	115

$0.00	$(0.39)	$10.68	1.74%	$23,010	0.795%(h)	0.795%(h)	3.40%	44%
0.00	(0.39)	10.88	4.81	19,184	0.855	0.825	3.43	29
0.00	(0.34)	10.76	3.08	17,856	0.84(c)	0.84(c)	3.02	48
0.00	(0.33)	10.77	2.14	16,135	0.87(b)	0.87(b)	3.04	42
0.00	(0.34)	10.87	5.04	16,328	0.90	0.90	2.96	147

(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.84%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.49%.
(h)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(i)	Effective October 1, 2007, the administrative expense was reduced by 0.10% to 0.30%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.

Annual Report	March 31, 2008	33

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Short Duration Municipal Income Fund
Class A
03/31/2008	$9.95	$0.34	$(0.41)	$(0.07)	$(0.34)	$0.00
03/31/2007	9.96	0.31	(0.01)	0.30	(0.31)	0.00
03/31/2006	9.95	0.31	0.01	0.32	(0.31)	0.00
03/31/2005	10.17	0.24	(0.22)	0.02	(0.24)	0.00
03/31/2004	10.16	0.17	0.01	0.18	(0.17)	0.00
Class C
03/31/2008	9.95	0.31	(0.41)	(0.10)	(0.31)	0.00
03/31/2007	9.96	0.29	(0.01)	0.28	(0.29)	0.00
03/31/2006	9.95	0.28	0.01	0.29	(0.28)	0.00
03/31/2005	10.17	0.21	(0.22)	(0.01)	(0.21)	0.00
03/31/2004	10.16	0.14	0.01	0.15	(0.14)	0.00

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Effective October 1, 2004, the administrative expense was reduced to 0.35%.
(c)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.
(d)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.

34	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.34)	$9.54	(0.77)%	$62,549	0.78	%(d)	0.78	%(d)	3.43%	35%
0.00	(0.31)	9.95	3.09	86,895	0.75	(c)	0.70	(c)	3.16	71
0.00	(0.31)	9.96	3.24	120,178	0.80	(c)	0.70	(c)	3.09	79
0.00	(0.24)	9.95	0.20	199,843	0.81	(b)(c)	0.81	(b)(c)	2.37	104
0.00	(0.17)	10.17	1.78	261,909	0.85		0.85		1.65	226

0.00	(0.31)	9.54	(1.07)	19,764	1.08	(d)	1.08	(d)	3.13	35
0.00	(0.29)	9.95	2.80	26,052	1.05	(c)	1.00	(c)	2.87	71
0.00	(0.28)	9.96	2.94	35,294	1.10	(c)	1.00	(c)	2.79	79
0.00	(0.21)	9.95	(0.10)	49,751	1.11	(b)(c)	1.11	(b)(c)	2.07	104
0.00	(0.14)	10.17	1.47	67,984	1.15		1.15		1.35	226

Annual Report	March 31, 2008	35

Statements of Assets and Liabilities	March 31, 2008

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$135,474	$19,982	$172,584	$481,187	$64,482	$180,768
Repurchase agreements, at value	6,352	937	4,642	28,553	8,107	15,332
Cash	1,806	1	0	3,355	0	2,754
Deposits with counterparty	320	10	635	3,802	190	3,560
Receivable for investments sold	0	500	3,900	20,206	0	0
Receivable for Fund shares sold	748	200	8,169	31,714	745	8,915
Interest and dividends receivable	1,659	117	2,876	6,435	776	2,235
Variation margin receivable	2	0	0	673	0	539
Swap premiums paid	9	2	31	0	0	0
Unrealized appreciation on swap agreements	0	0	0	22	0	10
Other assets	1	0	0	6	0	0
	146,371	21,749	192,837	575,953	74,300	214,113

Liabilities:
Payable for investments purchased	$2,318	$512	$4,395	$26,183	$1,056	$1,315
Payable for floating rate notes issued	0	0	0	9,632	0	0
Payable for Fund shares redeemed	192	188	317	1,779	42	2,041
Dividends payable	41	1	119	238	28	141
Overdraft due to custodian	0	0	321	0	0	0
Accrued investment advisory fee	23	3	41	90	12	31
Accrued administrative fee	25	4	36	105	15	36
Accrued distribution fee	0	0	11	38	0	5
Accrued servicing fee	7	2	13	39	7	22
Variation margin payable	22	0	56	901	8	717
Unrealized depreciation on swap agreements	3	0	9	0	0	0
Other liabilities	0	0	0	275	0	109
	2,631	710	5,318	39,280	1,168	4,417

Net Assets	$143,740	$21,039	$187,519	$536,673	$73,132	$209,696

Net Assets Consist of:
Paid in capital	$151,107	$21,071	$213,262	$559,445	$74,005	$231,649
Undistributed (overdistributed) net investment income	446	9	(14)	681	(17)	(2)
Accumulated undistributed net realized gain (loss)	(6,270)	9	(7,670)	(9,643)	(65)	(17,672)
Net unrealized (depreciation)	(1,543)	(50)	(18,059)	(13,810)	(791)	(4,279)
	$143,740	$21,039	$187,519	$536,673	$73,132	$209,696

Net Assets:
Class A	$33,277	$9,343	$42,761	$72,205	$23,010	$62,549
Class B	0	0	0	23,379	0	0
Class C	0	0	19,087	60,036	0	19,764
Other Classes	110,463	11,696	125,671	381,053	50,122	127,383

Shares Issued and Outstanding:
Class A	3,514	936	4,736	7,468	2,155	6,556
Class B	0	0	0	2,418	0	0
Class C	0	0	2,114	6,210	0	2,071

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$9.47	$9.99	$9.03	$9.67	$10.68	$9.54
Class B	NA	NA	NA	9.67	NA	NA
Class C	NA	NA	9.03	9.67	NA	9.54

Cost of Investments Owned	$136,711	$20,032	$190,362	$493,779	$65,300	$184,130
Cost of Repurchase Agreements Owned	$6,352	$937	$4,642	$28,553	$8,107	$15,332

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

36	PIMCO Funds	See Accompanying Notes

Statements of Operations

Year ended March 31, 2008
(Amounts in thousands)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Investment Income:
Interest	$6,424	$550	$7,948	$22,222	$2,879	$10,377
Miscellaneous income	0	0	7	0	1	0
Total Income	6,424	550	7,955	22,222	2,880	10,377

Expenses:
Investment advisory fees	307	29	428	1,028	154	493
Administrative fees	337	30	409	1,273	187	590
Distribution fees - Class B	0	0	0	202	0	0
Distribution fees - Class C	0	0	82	317	0	66
Servicing fees - Class A	81	13	94	176	53	184
Servicing fees - Class B	0	0	0	67	0	0
Servicing fees - Class C	0	0	27	158	0	55
Distribution and/or servicing fees - Other Classes	9	0	16	116	34	74
Trustees’ fees	1	0	0	1	0	1
Interest expense	0	0	0	373	0	0
Miscellaneous expense	0	1	7	1	0	0
Total Expenses	735	73	1,063	3,712	428	1,463
Reimbursement by Manager	0	0	(47)	0	0	0
Net Expenses	735	73	1,016	3,712	428	1,463

Net Investment Income	5,689	477	6,939	18,510	2,452	8,914

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	159	25	(5,261)	2,215	(267)	(126)
Net realized gain (loss) on futures contracts, written options and swaps	(1,220)	(9)	(2,381)	(3,874)	218	(2,276)
Net change in unrealized (depreciation) on investments	(5,051)	(59)	(18,242)	(25,936)	(1,174)	(3,176)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(398)	(1)	(304)	(3,909)	10	(3,794)
Net (Loss)	(6,510)	(44)	(26,188)	(31,504)	(1,213)	(9,372)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(821)	$433	$(19,249)	$(12,994)	$1,239	$(458)

Annual Report	March 31, 2008	37

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Period from August 31, 2006 to March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,689	$5,548	$477	$64
Net realized gain (loss)	(1,061)	(672)	16	1
Net change in unrealized appreciation (depreciation)	(5,449)	2,256	(60)	10
Net increase (decrease) resulting from operations	(821)	7,132	433	75

Distributions to Shareholders:
From net investment income
Class A	(1,225)	(1,479)	(153)	(7)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(4,310)	(4,067)	(325)	(57)
From net realized capital gains
Class A	0	0	0	0
Class C	0	0	0	0
Other Classes	0	0	0	0

Total Distributions	(5,535)	(5,546)	(478)	(64)

Fund Share Transactions:
Receipts for shares sold
Class A	15,856	5,247	8,597	2,603
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	45,425	25,344	20,084	3,138
Issued as reinvestment of distributions
Class A	755	984	139	5
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	4,203	3,806	324	57
Cost of shares redeemed
Class A	(16,011)	(18,948)	(1,827)	(140)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(40,197)	(22,033)	(11,597)	(310)
Net increase (decrease) resulting from Fund share transactions	10,031	(5,600)	15,720	5,353

Fund Redemption Fee	1	0	0	0

Total Increase (Decrease) in Net Assets	3,676	(4,014)	15,675	5,364

Net Assets:
Beginning of year or period	140,064	144,078	5,364	0
End of year or period*	$143,740	$140,064	$21,039	$5,364

*Including undistributed (overdistributed) net investment income of:	$446	$292	$9	$0

38	PIMCO Funds	See Accompanying Notes

High Yield Municipal Bond Fund		Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund

Year Ended March 31, 2008	Period from July 31, 2006 to March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

$6,939	$472	$18,510	$15,722	$2,452	$1,566	$8,914	$10,616
(7,642)	14	(1,659)	2,223	(49)	150	(2,402)	(4,225)
(18,546)	487	(29,845)	3,401	(1,164)	292	(6,970)	3,608
(19,249)	973	(12,994)	21,346	1,239	2,008	(458)	9,999

(1,751)	(181)	(2,813)	(2,630)	(728)	(607)	(2,529)	(3,239)
0	0	(876)	(970)	0	0	0	0
(442)	(8)	(2,221)	(2,162)	0	0	(690)	(874)
(4,755)	(282)	(12,758)	(10,129)	(1,714)	(971)	(5,693)	(6,501)

(6)	(7)	0	0	(38)	(25)	0	0
(2)	0	0	0	0	0	0	0
(18)	(9)	0	0	(90)	(53)	0	0

(6,974)	(487)	(18,668)	(15,891)	(2,570)	(1,656)	(8,912)	(10,614)

68,224	25,355	36,734	30,833	8,738	4,348	45,344	36,103
0	0	2,755	4,303	0	0	0	0
22,725	2,490	12,357	13,471	0	0	4,845	6,221
213,431	25,233	273,705	105,474	30,915	33,399	116,131	211,653

757	78	1,713	1,694	468	385	1,788	2,325
0	0	431	447	0	0	0	0
208	7	1,288	1,268	0	0	361	486
4,662	287	12,258	8,820	1,752	925	4,757	5,499

(43,572)	(1,506)	(38,430)	(22,104)	(4,990)	(3,600)	(68,498)	(71,624)
0	0	(8,506)	(9,200)	0	0	0	0
(4,279)	0	(16,728)	(13,623)	0	0	(10,636)	(15,927)
(97,336)	(3,556)	(153,308)	(83,702)	(25,720)	(3,571)	(196,757)	(142,639)
164,820	48,388	124,269	37,681	11,163	31,886	(102,665)	32,097

26	22	10	13	0	0	1	9

138,623	48,896	92,617	43,149	9,832	32,238	(112,034)	31,491

48,896	0	444,056	400,907	63,300	31,062	321,730	290,239
$187,519	$48,896	$536,673	$444,056	$73,132	$63,300	$209,696	$321,730

$(14)	$1	$681	$450	$(17)	$(19)	$(2)	$(7)

Annual Report	March 31, 2008	39

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these

40	PIMCO Funds

March 31, 2008

transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(h) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(i) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received

Annual Report	March 31, 2008	41

Notes to Financial Statements  (Cont.)

from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, NAV or total return.

(j) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(k) Swap Agreements  Certain Funds may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default

42	PIMCO Funds

March 31, 2008

swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(l) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government)

include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(m) New Accounting Pronouncements  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement in the Funds’ semiannual financial statements for the period ending September 30, 2008.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Annual Report	March 31, 2008	43

Notes to Financial Statements  (Cont.)

The Investment Advisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes		Class D		Class R
California Intermediate Municipal Bond Fund	0.225%		0.22%	0.22%	0.30%	(1)	0.30%	(1)	N/A
California Short Duration Municipal Income Fund	0.20%		0.15%	N/A	0.30%	(1)	0.30%	(1)	N/A
High Yield Municipal Bond Fund	0.30%	(3)	0.25%	N/A	0.30%	(2)(4)	0.30%	(2)(4)	N/A
Municipal Bond Fund	0.225%		0.24%	0.24%	0.30%	(1)	0.30%	(1)	N/A
New York Municipal Bond Fund	0.225%		0.22%	N/A	0.30%	(1)	0.30%	(1)	N/A
Short Duration Municipal Income Fund	0.20%		0.15%	0.15%	0.30%	(1)	0.30%	(1)	N/A

(1)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30 % per annum.
(2)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.10% to 0.30 % per annum.
(3)	PIMCO has contractually agreed (ending March 31, 2008) to waive 0.01% of the advisory fees to 0.29%.
(4)	PIMCO has contractually agreed (ending March 31, 2008) to waive 0.05% of the administrative fees to 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	N/A	N/A

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2008, AGID received $234,845 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported in Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by

44	PIMCO Funds

March 31, 2008

the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the California Short Duration Municipal Income and High Yield Municipal Bond Funds’ administrative fees in the Funds’ first year of operations, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
California Short Duration Municipal Income Fund	0.35%	—	0.75%	—	—	0.75%
High Yield Municipal Bond Fund	0.54%	—	0.79%	—	1.54%	0.79%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
California Short Duration Municipal Income Fund	$36
High Yield Municipal Bond Fund	68

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$50,906	$49,436
California Short Duration Municipal Income Fund	0	0	28,226	12,241
High Yield Municipal Bond Fund	0	0	371,284	221,418
Municipal Bond Fund	19,506	20,206	304,355	270,454
New York Municipal Bond Fund	0	0	37,467	26,637
Short Duration Municipal Income Fund	0	0	84,151	215,270

Annual Report	March 31, 2008	45

Notes to Financial Statements  (Cont.)

8.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund
	# of Contracts	Premium	# of Contracts	Premium
Balance at 03/31/2007	0	$0	0	$0
Sales	50	16	2	1
Closing Buys	0	0	0	0
Expirations	(50)	(16)	0	0
Exercised	0	0	(2)	(1)
Balance at 03/31/2008	0	$0	0	$0

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Period from 08/31/2006 to 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	1,650	$15,856	530	$5,247	858	$8,597	260	$2,603
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Other Classes	4,717	45,425	2,562	25,344	2,007	20,084	314	3,138
Issued as reinvestment of distributions
Class A	78	755	100	984	14	139	0	5
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Other Classes	435	4,203	385	3,806	32	324	6	57
Cost of shares redeemed
Class A	(1,648)	(16,011)	(1,907)	(18,948)	(183)	(1,827)	(14)	(140)
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Other Classes	(4,156)	(40,197)	(2,224)	(22,033)	(1,157)	(11,597)	(31)	(310)
Net increase (decrease) resulting from Fund share transactions	1,076	$10,031	(554)	$(5,600)	1,571	$15,720	535	$5,353

	High Yield Municipal Bond Fund				Municipal Bond Fund
	Year Ended 03/31/2008		Period from 07/31/2006 to 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	6,837	$68,224	2,398	$25,355	3,675	$36,734	3,003	$30,833
Class B	0	0	0	0	274	2,755	420	4,303
Class C	2,301	22,725	234	2,490	1,238	12,357	1,312	13,471
Other Classes	21,203	213,431	2,411	25,233	27,360	273,705	10,269	105,474
Issued as reinvestment of distributions
Class A	78	757	7	78	171	1,713	165	1,694
Class B	0	0	0	0	43	431	43	447
Class C	21	208	1	7	129	1,288	123	1,268
Other Classes	479	4,662	27	287	1,226	12,258	858	8,820
Cost of shares redeemed
Class A	(4,443)	(43,572)	(141)	(1,506)	(3,815)	(38,430)	(2,157)	(22,104)
Class B	0	0	0	0	(844)	(8,506)	(897)	(9,200)
Class C	(443)	(4,279)	0	0	(1,667)	(16,728)	(1,327)	(13,623)
Other Classes	(9,864)	(97,336)	(338)	(3,556)	(15,339)	(153,308)	(8,131)	(83,702)
Net increase resulting from Fund share transactions	16,169	$164,820	4,599	$48,388	12,451	$124,269	3,681	$37,681

46	PIMCO Funds

March 31, 2008

	New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 01/0/1900
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	812	$8,738	400	$4,348	4,628	$45,344	3,620	$36,103
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	492	4,845	623	6,221
Other Classes	2,874	30,915	3,070	33,399	11,834	116,131	21,227	211,653
Issued as reinvestment of distributions
Class A	44	468	35	385	183	1,788	233	2,325
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	37	361	49	486
Other Classes	163	1,752	85	925	483	4,757	552	5,499
Cost of shares redeemed
Class A	(464)	(4,990)	(332)	(3,600)	(6,992)	(68,498)	(7,184)	(71,624)
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	(1,077)	(10,636)	(1,597)	(15,927)
Other Classes	(2,397)	(25,720)	(328)	(3,571)	(19,959)	(196,757)	(14,320)	(142,639)
Net increase (decrease) resulting from Fund share transactions	1,032	$11,163	2,930	$31,886	(10,371)	$(102,665)	3,203	$32,097

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints were filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

Annual Report	March 31, 2008	47

Notes to Financial Statements  (Cont.)

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

11.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on April 1, 2007. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U. S. tax returns. While the statute of limitations remains open to examine the Funds’ U. S. tax returns filed for the fiscal years from 2004-2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2008, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post- October Deferral (4)
California Intermediate Municipal Bond Fund	$277	$211	$0	$(1,240)	$(41)	$(6,262)	$(311)
California Short Duration Municipal Income Fund	0	22	0	(50)	(1)	0	(4)
High Yield Municipal Bond Fund	14	92	0	(17,960)	(118)	(3,645)	(4,126)
Municipal Bond Fund	0	921	0	(12,855)	(238)	(6,829)	(3,771)
New York Municipal Bond Fund	0	10	0	(817)	(27)	(39)	0
Short Duration Municipal Income Fund	0	140	0	(3,462)	(141)	(8,105)	(10,385)

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures and options for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2007 through March 31, 2008 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2008, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2011	2012	2013	2014	2015	2016
California Intermediate Municipal Bond Fund	$2	$1,829	$1,546	$1,180	$229	$1,476
High Yield Municipal Bond Fund	0	0	0	0	0	3,645
Municipal Bond Fund	4,660	419	570	1,180	0	0
New York Municipal Bond Fund	0	0	0	0	0	39
Short Duration Municipal Income Fund	0	2,228	4,137	1,740	0	0

As of March 31, 2008, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
California Intermediate Municipal Bond Fund	$143,063	$1,948	$(3,185)	$(1,237)
California Short Duration Municipal Income Fund	20,969	25	(75)	(50)
High Yield Municipal Bond Fund	195,176	268	(18,218)	(17,950)
Municipal Bond Fund	522,286	6,496	(19,042)	(12,546)
New York Municipal Bond Fund	73,407	976	(1,794)	(818)
Short Duration Municipal Income Fund	199,462	1,612	(4,974)	(3,362)

(5)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

48	PIMCO Funds

March 31, 2008

For the fiscal years ended March 31, 2008 and March 31, 2007, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2008			March 31, 2007
	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions
California Intermediate Municipal Bond Fund	$5,298	$237	$0	$5,337	$209	$0
California Short Duration Municipal Income Fund	431	47	0	64	0	0
High Yield Municipal Bond Fund	6,650	324	0	416	71	0
Municipal Bond Fund	17,499	1,169	0	15,074	817	0
New York Municipal Bond Fund	2,085	446	39	1,393	225	38
Short Duration Municipal Income Fund	8,318	594	0	9,787	827	0

(6)	Includes short-term capital gains, if any, distributed.

Annual Report	March 31, 2008	49

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	NAB	National Australia Bank Limited
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	SOG	Societe Generale
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.	WAC	Wachovia Bank N.A.
CITI	Citibank N.A.	MLP	Merrill Lynch & Co., Inc.
CBA	Commonwealth Bank of Australia	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HUF	Hungarian Forint	PHP	Philippines Peso
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian Leu
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SAR	Saudi Riyal
CNY	Chinese Yuan Renminbi	KRW	South Korean Won	SEK	Swedish Krona
COP	Colombia Peso	KZT	Kazakhstan Tenge	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	SKK	Slovakian Koruna
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish Lira
EGP	Egyptian Pound	MYR	Mexican Peso	TWD	Taiwan Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound Sterling	NZD	New Zealand Dollar	UYU	Uruguay Peso
HKD	Hong Kong Dollar	PEN	Peruvian Nuevo Sol	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International
EM	Emerging Markets	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

50	PIMCO Funds

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, California Short Duration Municipal Income Fund, High Yield Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund, and Short Duration Municipal Income Fund, six of the seventy Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights of the Funds for the Class A, Class B, and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2008

Annual Report	March 31, 2008	51

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2008) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2008 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2008 are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
High Yield Municipal Bond Fund	0.00%	0.00%	$0	$16
New York Municipal Bond Fund	0.00%	0.00%	0	42

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2009, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2008.

52	PIMCO Funds

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (48) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO. Formerly, Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (48) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (67) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (73) Trustee	02/1995 to Present	Private Investor. Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

J. Michael Hagan (68) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies). Formerly, Director, Remedy Temp (staffing). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (70) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor. Formerly, Director, New Century Financial Corporation (mortgage banking). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2008	53

Management of the Trust  (Cont.)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (50) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (43) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (45) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (62) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (45) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Joshua D. Ratner (31) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Henrik P. Larsen (38) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (50) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (40) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (33) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (38) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

54	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Annual Report	March 31, 2008	55

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 3/31/08. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2008. For information about any product, contact your financial advisor.         AZ002AR_21166

PIMCO Funds

Annual Report

MARCH 31, 2008

Municipal Bond Funds

Share Class

NATIONAL SHORT DURATION TAX-EXEMPT

PIMCO Short Duration Municipal Income Fund

NATIONAL

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

STATE-SPECIFIC

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO New York Municipal Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Municipal Bond Funds covering the twelve-month period ended March 31, 2008. At the end of the period, net assets for the overall PIMCO Funds family stood at over $251 billion.

Highlights of the financial markets during the period include:

•

Credit markets worldwide experienced an exceptionally severe loss of liquidity brought on by declining U.S. residential property values, the continuing subprime mortgage debacle, and a rare de-leveraging of financial markets. In response, global central banks injected substantial liquidity into the banking system and reversed monetary policy from earlier in the period to either a neutral or an easing bias.

•

The Federal Reserve reduced the Federal Funds Rate six times from 5.25% to 2.25% and reduced the discount rate eight times from 6.25% to 2.50%. Additionally, the Federal Reserve expanded its securities lending program to include the exchange of U.S. Treasuries for mortgage-linked bonds, opened its lending window to investment banks and participated in the bailout of a major U.S. brokerage firm. The Bank of England reduced its key-lending rate twice from 5.75% to 5.25% after raising the rate two times earlier in the fiscal period. The European Central Bank raised the overnight rate in June to 4.00%, but then paused, while the Bank of Japan kept its policy rate unchanged at 0.50% for the period.

•

Municipal bond returns lagged their taxable counterparts and municipal bond yields remained at historically high levels compared to U.S. Treasuries amid continued pressure on the demand side of the municipal bond market. Additionally, the absence of institutional investor support for the municipal bond asset class, such as from hedge funds and Wall Street trading firms, added to problems in the municipal bond market as demand from these entities lagged during the period due to balance sheet constraints and the margin calls faced by leveraged investors. The Lehman Brothers General Municipal Bond Index returned 1.90% for the period.

•

Government bond yields declined worldwide as investors moved into higher-quality assets due to the credit and liquidity crisis, which has gripped financial markets since the second half of 2007 and intensified during the latter part of the period. The yield on the ten-year U.S. Treasury declined by 1.24% to end the period at 3.41%. The Lehman Brothers U.S. Aggregate Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 7.67% for the period.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 29, 2008

Annual Report	March 31, 2008	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state specific risk, municipal project-specific risk and short sale risk. A complete description of these and other risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds.

Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. Unless otherwise indicated, the actual share class D is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class D shares were first offered in (month/year): PIMCO Municipal Bond Fund (4/98), PIMCO California Intermediate Municipal Bond Fund (1/00), PIMCO New York Municipal Bond Fund (1/00), and PIMCO Short Duration Municipal Income Fund (1/00). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

4	PIMCO Funds

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from 10/1/07 to 3/31/08.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2008	5

PIMCO California Intermediate Municipal Bond Fund	Class D:	PCIDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s average credit quality was A+ at the end of the twelve-month period versus the benchmark’s average of AA1/AA2.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

•

The Fund’s effective duration was managed above that of its benchmark index throughout the period, which detracted from performance as municipal bond yields increased across all intermediate to long maturities.

•

The Fund’s Class D SEC yield after fees at March 31, 2008 was 3.76%. The yield was 6.37% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 4.22% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Yield curve positioning enhanced performance as the yield curve steepened over the period.

•	California municipal bonds underperformed the broader national market for the period. Yield premiums continued to widen over the twelve-month period.

•	Exposure to zero coupon municipal bonds detracted from performance as intermediate and longer-duration zero coupons decreased in value over the period.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Class D	-0.95%	2.19%	3.81%
Lehman Brothers California Intermediate Municipal Bond Index	4.96%	3.92%	5.14%
Lipper California Intermediate Municipal Dept Funds Average	1.94%	2.73%	4.38%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.775%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

California	78.9%
Puerto Rico	10.0%
Short-Term Instruments	4.5%
Virgin Islands	3.0%
Other	3.6%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$994.27	$1,021.10
Expenses Paid During Period†	$3.89	$3.94

† Expenses are equal to the net annualized expense ratio of 0.775% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30% per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO California Short Duration Municipal Income Fund	Class D:	PCDDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax.

•	The Fund’s average credit quality was AA+ at the end of the twelve-month period versus the benchmark’s average of AA1/AA2.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

•

The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance, as municipal yields in California decreased for shorter maturities.

•

The Fund’s Class D SEC yield after fees at March 31, 2008 was 3.21%. The yield was 5.45% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.61% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Municipal bonds within California underperformed the broader national market for the period as issuance within the state was the largest nationwide.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Class D	2.60%	2.99%
Lehman Brothers California 1 Year Municipal Bond Index	5.04%	4.48%
Lipper California Short Intermediate Municipal Debt Funds Average	1.87%	2.43%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

California	94.1%
Short-Term Instruments	4.5%
Corporate Bonds & Notes	1.4%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,015.51	$1,021.25
Expenses Paid During Period†	$3.78	$3.79

† The actual expenses are equal to the net annualized expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30% per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	7

PIMCO High Yield Municipal Bond Fund
	Class D:	PYMDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•

Municipal bonds underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

•	Exposure to higher-yielding municipal bonds detracted from performance as high-yield municipal bonds underperformed investment-grade municipal bonds.

•

The Fund’s Class D SEC yield after fees at March 31, 2008 was 5.59%. The yield was 8.61% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 6.22% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which detracted from performance as municipal yields increased across longer maturities.

•	An overweight to the airline sector detracted from performance as the airline sector underperformed during the period.

•	Exposure to the tobacco sector detracted from performance as the Tobacco Bond Index underperformed the general Municipal Bond Index.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Class D	-10.94%	-1.43%
60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers Municipal Bond Index	-3.20%	1.17%
Lipper High Yield Municipal Debt Funds Average	-6.78%	-1.28%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.85%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Illinois	10.9%
Texas	8.6%
Michigan	6.9%
Pennsylvania	6.0%
Colorado	5.2%
California	5.0%
Florida	5.0%
Other	52.4%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$924.30	$1,021.05
Expenses Paid During Period†	$3.80	$3.99

† The actual expenses are equal to the net annualized expense ratio of 0.79% for Class D, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio of 0.79% reflects net annualized expenses after application of an expense reduction of 0.06%. Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.10% to 0.30% per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Municipal Bond Fund	Class D:	PMBDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was AA at the end of the twelve-month period versus the benchmark’s average of AA1/AA2.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

•	The Fund’s effective duration was managed below its benchmark throughout the period, which benefited performance as municipal bond yields increased across all maturities longer than ten years.

•

The Fund’s Class D SEC yield after fees at March 31, 2008 was 4.09%. The yield was 6.29% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.55% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Yield curve positioning detracted from performance as the yield curve steepened over the period.

•	Exposure to long-dated municipal bonds detracted from performance as the Long Municipal Index underperformed the front end of the municipal bond yield curve by over 2.00%.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Class D	-2.37%	2.74%	3.95%	3.92%
Lehman Brothers Municipal Bond Index	1.90%	3.92%	4.99%	4.99%
Lipper General Municipal Debt Funds Average	-0.85%	3.07%	3.83%	3.83%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.835%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

California	22.2%
Texas	9.8%
New York	7.7%
Illinois	6.5%
Short-Term Instruments	5.6%
New Jersey	5.1%
Other	43.1%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class D		Class D
Beginning Account Value (10/01/07)	$1,000.00		$1,000.00
Ending Account Value (03/31/08)	$971.71		$1,021.10
Expenses Paid During Period(a)	$4.36	(c)	$4.47	(c)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$3.97		$4.07

(a) The actual expenses are equal to the net annualized expense ratio of 0.885% for Class D shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30% per annum.

(b) The actual expenses are equal to the net annualized expense ratio of 0.805% for Class D shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $0.39 for Actual Performance and $0.40 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(i) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	9

PIMCO New York Municipal Bond Fund
	Class D:	PNYDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and New York income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s average credit quality was AA at the end of the twelve-month period versus the benchmark’s average of AAA/AAA.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which benefited performance as municipal bond yields increased across all maturities ten years and higher.

•

The Fund’s Class D SEC yield after fees at March 31, 2008 was 2.91%. The yield was 4.85% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective NY state tax rate of 5.01%, or 5.00% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 3.36% on a fully tax adjusted basis assuming a federal tax rate of 10.0% and an effective NY state tax rate of 3.60%, or 4.94% for a New York City resident assuming an effective tax rate of 6.21%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Municipal bonds within New York underperformed the broader national market for the period.

•	Exposure to zero coupon municipal bonds detracted from performance as intermediate and longer duration zero coupons decreased in value over the period.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Class D	1.74%	3.37%	5.25%
Lehman Brothers New York Insured Municipal Bond Index	1.82%	3.89%	5.62%
Lipper New York Municipal Debt Funds Average	-0.45%	3.14%	4.43%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.815%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

New York	72.0%
Short-Term Instruments	11.2%
Puerto Rico	7.9%
California	2.2%
Other	6.7%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,013.15	$1,021.10
Expenses Paid During Period†	$3.93	$3.94

† The actual expenses are equal to the net annualized expense ratio of 0.775% for Class D shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30% per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Short Duration Municipal Income Fund	Class D:	PSDDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was AA+ at the end of the twelve-month period versus the benchmark’s average of AAA/AA1.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which benefited performance as shorter municipal bond yields declined.

•

The Fund’s Class D SEC yield after fees at March 31, 2008 was 3.64%. The yield was 5.60% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.04% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Yield curve positioning enhanced performance as municipal bond yield curves steepened over the period.

•	An overweight to zero coupon municipal bonds at the end of the twelve-month period detracted from performance as zero coupon municipal bonds underperformed the broader municipal bond index.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Class D	-0.77%	1.51%	2.47%
Lehman Brothers 1 Year Municipal Bond Index	5.21%	2.61%	3.43%
Lipper Short Municipal Debt Funds Average	2.84%	2.14%	3.08%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.80%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

New York	14.4%
Texas	14.2%
Massachusetts	9.6%
Short-Term Instruments	7.8%
Washington	7.1%
California	7.0%
Wisconsin	6.2%
Other	33.7%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$983.79	$1,021.25
Expenses Paid During Period†	$3.72	$3.79

† The actual expenses are equal to the net annualized expense ratio of 0.75% for Class D shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30% per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	11

Benchmark Descriptions

Index	Description

60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers Municipal Bond Index	The benchmark is a blend of 60% Lehman Brothers High Yield Municipal Bond Index and 40% Lehman Brothers Municipal Bond Index. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers 1 Year Municipal Bond Index	Lehman Brothers 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California 1 Year Municipal Bond Index	Lehman Brothers California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California Intermediate Municipal Bond Index	Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers New York Insured Municipal Bond Index	Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Treasury Index

Lehman Brothers Treasury Index consists of public obligations of the U. S. Treasury with a remaining maturity of one year or more. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

12	PIMCO Funds

Schedule of Investments California Intermediate Municipal Bond Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.4%

Bank of America Corp.
8.000% due 12/29/2049	$2,000	$2,006

Total Corporate Bonds & Notes (Cost $2,000)		2,006

MUNICIPAL BONDS & NOTES 92.9%

CALIFORNIA 77.8%

Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,206

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	1,043

Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	470

Azusa, California Unified School District Certificates of Participation Bonds, (FSA Insured), Series 2004
2.100% due 06/01/2038	500	500

Bay Area, California Toll Authority Revenue Bonds, (AMBAC Insured), Series 2001
3.250% due 04/01/2029	1,800	1,800

Bay Area, California Toll Authority Revenue Bonds, (AMBAC Insured), Series 2006
4.500% due 04/01/2045	1,000	1,000

Burbank, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 12/01/2009	100	101

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Certificates of Participation Bonds, (AMBAC Insured), Series 1993
5.000% due 08/01/2023	1,665	1,665

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	2,000	2,061

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,035

California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	60	60

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	389

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	580
5.000% due 10/01/2013	570	616

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	803

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	930

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	158

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State Health Facilities Financing Authority Revenue Bonds, (MBIA Insured), Series 1988
3.250% due 07/01/2020	$1,800	$1,800

California State Health Facilities Financing Authority Revenue Notes, (CM Insured), Series 2000
5.000% due 09/01/2010	350	360

California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	516

California State Housing Finance Agency Revenue Bonds, (AMBAC/FHA Insured), Series 1996
5.950% due 02/01/2011	35	35

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,422

California State Mobilehome Park Financing Authority Revenue Bonds, Series 2006
5.500% due 12/15/2041	165	139

California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	687

California State M-S-R Public Power Agency Revenue Bonds, (MBIA Insured), Series 1997
5.000% due 07/01/2022	1,450	1,450

California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	3,000	2,671

California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	1,755

California State Public Works Board Lease Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,131

California State Public Works Board Lease Revenue Notes, (FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,710

California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	540	461

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	962

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (a)	4,500	3,451

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	2,000	2,022

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	996

California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.100% due 05/15/2025	2,000	2,012
5.250% due 05/15/2025	1,000	1,006

California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,007
6.750% due 07/01/2032 (d)	1,300	1,348

California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	125	126

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.875% due 11/15/2036	400	327

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	$650	$551
5.500% due 11/01/2038	500	461

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	893

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,036

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	525

Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	682
5.375% due 09/01/2017	800	779

Chino, California Basin Regional Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
3.750% due 06/01/2032	2,000	2,000

Chula Vista, California Special Tax Bonds, Series 2000
6.350% due 09/01/2017	230	239
6.400% due 09/01/2018	120	125

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,206

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	983

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,365

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,343

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	985

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	535	537
6.250% due 06/01/2033	2,000	2,182

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,650	2,106

Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	1,000	911

Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.000% due 11/15/2029	1,000	854
5.250% due 11/15/2018	1,000	995

Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,057

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31

Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,257

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,868

See Accompanying Notes	Annual Report	March 31, 2008	13

Schedule of Investments  California Intermediate Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Moreno Valley, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
0.000% due 08/01/2023	$1,000	$433

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	350

Murrieta Valley, California Unified School District Public Financing Authority Special Tax Bonds, (AGC Insured), Series 2006
4.750% due 09/01/2036	2,100	1,957

Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	461
5.700% due 08/15/2012	485	492
5.800% due 08/15/2013	600	609

Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC Insured), Series 1992
6.200% due 02/14/2011	3,250	3,532

Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	500	450

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,088

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	171

Riverbank Redevelopment Agency of California State Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	255

Riverside, California Revenue Bonds, (AMBAC Insured), Series 1998
5.375% due 10/01/2009	500	513

Sacramento, California County Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,081

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	675	774

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,338

San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,404

San Francisco, California City & County Airports Commission Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 05/01/2019	1,460	1,545

San Francisco, California City & County Airports Commission Revenue Bonds, (FSA Insured), Series 1998
5.500% due 05/01/2015	300	303

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,195

San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,560

San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	930	938

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	$2,000	$2,146

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,057

San Luin Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	750	810

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	70	75

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	4,006

Santa Clara, California Valley Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2005
3.750% due 06/01/2026	2,000	2,000

Sonoma County, California Junior College District General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 08/01/2018	1,250	1,359

Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2010	360	367

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 05/15/2031	1,000	957

University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2041	1,000	986

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,476

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	380

		111,850

LOUISIANA 0.7%

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	931

MONTANA 0.4%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (a)	830	516

NEW JERSEY 0.2%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	240	255

NEW YORK 0.7%

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	1,000	1,063

PUERTO RICO 9.9%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,025	1,053

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
5.231% due 07/01/2020	$1,000	$938

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	190	172

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,633

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,615

Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	152

Commonwealth of Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth-GTD), Series 2004
5.000% due 07/01/2028	2,150	2,216

Commonwealth of Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,420

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,013

		14,212

TEXAS 0.2%

Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD), Series 2000
7.560% due 02/15/2024	250	252

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	91

		343

VIRGIN ISLANDS 3.0%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,045

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,253

		4,298

Total Municipal Bonds & Notes (Cost $134,711)		133,468

SHORT-TERM INSTRUMENTS 4.4%

REPURCHASE AGREEMENTS 4.4%

State Street Bank and Trust Co.
1.900% due 04/01/2008	6,352	6,352

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $6,480. Repurchase proceeds are $6,352.)

Total Short-Term Instruments (Cost $6,352)		6,352

Total Investments 98.7% (Cost $143,063)		$141,826

Other Assets and Liabilities (Net) 1.3%		1,914

Net Assets 100.0%		$143,740

14	PIMCO Funds	See Accompanying Notes

March 31, 2008

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security becomes interest bearing at a future date.
(b)	Cash of $320 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	75	$(303)

(c)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	$ 1,200	$(3)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(d)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,348	0.94%

See Accompanying Notes	Annual Report	March 31, 2008	15

Schedule of Investments California Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.4%

Bank of America Corp.
8.000% due 12/29/2049	$300	$301

Total Corporate Bonds & Notes (Cost $300)		301

MUNICIPAL BONDS & NOTES 93.5%

CALIFORNIA 93.5%

Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	528

Brentwood Union School District, California General Obligation Bonds, (FGIC Insured), Series 2007
5.250% due 08/01/2017	110	121

Brentwood Union School District, California General Obligation Notes, (FGIC Insured), Series 2007
5.250% due 08/01/2016	135	150

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Certificates of Participation Bonds, (AMBAC Insured), Series 1993
5.000% due 08/01/2023	500	500

California State Bay Area Toll Authority Revenue Bonds, (AMBAC Insured), Series 2007
3.386% due 04/01/2047	500	500

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
1.750% due 05/01/2016	400	400

California State Department of Water Resources Revenue Notes, Series 2005
1.980% due 05/01/2011	100	100

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2002
3.350% due 02/01/2032	600	600

California State Educational Facilities Authority Revenue Bonds, Series 1995
1.550% due 10/01/2015 (c)	500	500

California State Health Facilities Financing Authority Revenue Bonds, (MBIA Insured), Series 1998
1.850% due 09/01/2015	750	750
1.850% due 09/01/2028	500	500

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
1.770% due 07/01/2033	500	500
1.920% due 07/01/2033	100	100

California State Housing Finance Agency Revenue Bonds, (FSA/FHA/VA Private Insured), Series 2000
1.600% due 08/01/2015	100	100

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
1.800% due 11/15/2037	500	500

California State M-S-R Public Power Agency Revenue Bonds, (MBIA Insured), Series 1998
2.050% due 07/01/2022	2,100	2,100

California State Public Works Board Lease Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 10/01/2017	380	418

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, (FSA Insured), Series 2007
5.250% due 07/01/2018	$250	$272

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	100	85

California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	164

Dublin-San Ramon Services District, California Certificates of Participation Bonds, (MBIA Insured), Series 2000
3.000% due 08/01/2035	1,000	1,000

Golden State, California Tobacco Securitization Corporations Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	110

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	500	546
6.750% due 06/01/2039	710	822

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	159

Hesperia, California Unified School District Certificates of Participation Bonds, (FSA Insured), Series 2004
2.150% due 02/01/2028	250	250

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	202

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
1.750% due 07/01/2034	500	500

Metropolitan Water District of Southern California State Revenue Bonds, Series 2001
0.800% due 07/01/2036	100	100

Morgan Hill, California Redevelopment Agency Tax Allocation Bonds, Series 2008
2.000% due 09/01/2033	500	500

Orange County, California Sanitation District Certificates of Participation Bonds, (AMBAC Insured), Series 1993
2.100% due 08/01/2016	600	600

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
1.100% due 08/01/2030	795	795

Pasadena, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
4.750% due 02/01/2033	490	490

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	110

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	165

Rancho, California Water District Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2009 (a)	500	512

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	$100	$100

Riverbank Redevelopment Agency of California State Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	145

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	101

San Francisco, California General Obligation Bonds, (MBIA Insured), Series 2005
3.350% due 06/15/2030	1,300	1,300

San Luin Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	250	270

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	207

Santa Clara County, California Financing Authority Revenue Bonds, Series 1994
1.750% due 11/15/2025	500	500

Santa Clara Valley, California Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	164

Santa Clara, California Valley Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2005
2.500% due 06/01/2026	500	500

Santa Monica, California Community College District General Obligation Notes, (FGIC Insured), Series 2007
0.000% due 08/01/2013	225	184

Turlock, California Scertificates of Participation Notes, Series 2007
5.000% due 10/15/2008	355	357

Upland, California Sate Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	104

Total Municipal Bonds & Notes (Cost $19,732)		19,681

SHORT-TERM INSTRUMENTS 4.5%

REPURCHASE AGREEMENTS 4.5%

State Street Bank and Trust Co.
1.900% due 04/01/2008	937	937

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $960. Repurchase proceeds are $937.)

Total Short-Term Instruments (Cost $937)		937

Total Investments 99.4% (Cost $20,969)		$20,919

Other Assets and Liabilities (Net) 0.6%		120

Net Assets 100.0%		$21,039

16	PIMCO Funds	See Accompanying Notes

March 31, 2008

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	$200	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(c)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California State Educational Facilities Authority Revenue Bonds, Series 1995	1.550%	10/01/2015	08/10/2007	$500	$500	2.38%

See Accompanying Notes	Annual Report	March 31, 2008	17

Schedule of Investments High Yield Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.9%

Bank of America Corp.
8.000% due 12/29/2049	$3,600	$3,612

Total Corporate Bonds & Notes (Cost $3,600)		3,612

MUNICIPAL BONDS & NOTES 90.1%

ALABAMA 1.4%

Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	48

Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	631

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	221
5.250% due 03/01/2036	500	433

Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,251

		2,584

ALASKA 0.6%

Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	1,229

ARIZONA 3.2%

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	961

Arizona State Salt Verde Financial Corporation Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	845

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,401

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	883

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,845

		5,935

CALIFORNIA 4.7%

California State Municipal Finance Authority Certificates of Participation Bonds, Series 2007
5.250% due 02/01/2037	1,000	842

California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	750	746

California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	195	166

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,500	1,384
9.000% due 11/01/2017	500	533

Dinuba, California Financing Authority Revenue Bonds, Series 2007
5.375% due 09/01/2038	200	175

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	$1,000	$832
5.125% due 06/01/2047	5,000	3,973

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	252

		8,903

COLORADO 4.9%

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037	800	692
5.750% due 05/15/2037	855	755
5.750% due 12/01/2037	1,000	881

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	1,884
5.900% due 08/01/2037	1,000	869

Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	1,365

Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	424
5.450% due 12/01/2034	1,000	822

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	398

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	697

Tallyns Reach, Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	386

		9,173

CONNECTICUT 1.1%

Connecticut State Health & Educational Facility Authority Revenue Bonds, (MBIA Insured), Series 2007
1.850% due 07/01/2037	2,000	2,000

FLORIDA 4.7%

Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	500	425

Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2005
5.000% due 04/01/2036	1,700	1,523

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	226

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	841

Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500	2,035

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,233

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,429

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

University Square, Florida Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	$1,250	$1,088

		8,800

GEORGIA 0.7%

Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	193

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,127

		1,320

ILLINOIS 10.3%

Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	868

Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 01/01/2033	2,000	1,958

Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,436

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	173

Illinois State Finance Authority Revenue Bonds, Series 2007
5.000% due 12/01/2036	250	206
5.375% due 11/15/2039	1,600	1,296
5.500% due 05/15/2037	750	645
6.100% due 12/01/2041	1,650	1,451
7.000% due 12/01/2037	1,000	942

Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	925

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,775	1,552

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1994
1.750% due 08/15/2026	4,000	4,000

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1998
2.050% due 08/01/2026	1,755	1,755

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	1,124
6.625% due 06/01/2037	1,000	932

		19,263

INDIANA 1.3%

East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	95

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000	864

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,447

		2,406

18	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
IOWA 2.0%

Iowa State Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	$175	$154

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	773
5.500% due 11/15/2037	1,150	935
5.625% due 12/01/2045	2,150	1,771

Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	176

		3,809

KANSAS 1.4%

Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	1,015

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	835

Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	200
5.125% due 05/15/2042	250	195
5.500% due 08/01/2021	250	224

Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	182

		2,651

KENTUCKY 0.3%

Ohio County, Kentucky Revenue Bonds, (AMBAC Insured), Series 2001
12.000% due 10/01/2022	500	500

MARYLAND 2.4%

Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	850	666

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2037	850	730
5.300% due 01/01/2037	800	625

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
5.750% due 01/01/2038	1,000	950
6.000% due 01/01/2043	1,600	1,561

		4,532

MASSACHUSETTS 1.3%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
5.750% due 11/15/2042	1,500	1,279
6.750% due 10/15/2037	1,250	1,122

		2,401

MICHIGAN 6.5%

Corner Creek Academy East, Michigan Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	205

Crescent Academy, Michigan Certificates of Participation Bonds, Series 2006
5.750% due 12/01/2036	500	417

Doctor Charles Drew Academy, Michigan State Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450	378

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	800	654

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	$250	$187

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	100	101

Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	995	887

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	900	730

Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	908

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2036	2,500	2,098
6.500% due 09/01/2037	1,000	925

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	687

Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
2.000% due 01/01/2020	2,000	2,000
3.500% due 01/01/2020	2,000	2,000

		12,177

MINNESOTA 2.2%

Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	359

Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	642
5.750% due 10/01/2037	1,500	1,321

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	176

North Oaks, Minnesota Revenue Bonds, Series 2007
6.125% due 10/01/2039	250	238

St. Paul, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.375% due 05/01/2043	650	511

Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	430

Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	421

		4,098

MISSOURI 2.2%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	1,718
6.000% due 07/01/2037	750	660

Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	238

Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	226
5.550% due 10/01/2036	45	40

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	$1,485	$1,316

		4,198

MONTANA 0.3%
Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation, Series 2006
0.000% due 09/01/2031 (b)	830	516

NEVADA 1.0%
Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	2,000	1,926

NEW JERSEY 3.6%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, Series 2005
6.125% due 01/01/2025	1,900	1,785

New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	57

New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	1,750	1,432

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,000	959

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 01/01/2036 (a)	900	904

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,000	1,612

		6,749

NEW MEXICO 0.5%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	429

Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	588

		1,017

NEW YORK 1.4%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	133

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	388
6.700% due 01/01/2043	1,500	1,471

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.625% due 08/01/2025	500	506
7.750% due 08/01/2031	150	152

		2,650

NORTH CAROLINA 1.2%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	122

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	61

See Accompanying Notes	Annual Report	March 31, 2008	19

Schedule of Investments High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	$50	$43

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	798

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	500	460

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038 (a)	800	788

		2,272

OHIO 3.3%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	5,500	4,846
6.000% due 06/01/2042	1,520	1,397

		6,243

OREGON 1.0%

Oregon State Health Housing Educational & Cultural Facilities Authority Revenue Bonds, (MBIA Insured), Series 1998
3.250% due 12/01/2028	1,885	1,885

PENNSYLVANIA 5.7%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	3,500	2,800

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	479

Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	466

Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	248
6.375% due 07/01/2030	1,000	988

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	130

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	3,600	3,591

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	249

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	1,000	841

Philadelphia, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 09/15/2037	450	394

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	476

		10,662

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PUERTO RICO 1.2%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	$2,250	$2,312

RHODE ISLAND 0.1%

Rhode Island State Health & Educational Building Corporations Revenue Bonds, Series 1998
5.400% due 07/01/2013	185	186

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	100	95

		281

SOUTH CAROLINA 1.9%

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,626
6.000% due 11/15/2037	2,000	1,793

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	141

		3,560

TENNESSEE 0.7%

Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024	150	141

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	1,250	1,137

		1,278

TEXAS 8.2%

Alliance, Texas Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	2,500	1,579

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	500	457

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017 (a)	275	277

Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	456

Gulf Coast, Texas Waste Disposal Authority Revenue Bonds, Series 2003
5.200% due 05/01/2028	1,000	821

HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	500	401

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2027	45	38

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	94

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	90

Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	257

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lubbock, Texas State Educational Facilities Authority Revenue Bonds, Series 2007
5.250% due 11/01/2037	$1,500	$1,313

Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	677

Maverick County, Texas Public Facility Corp. Revenue Bonds, Series 2007
6.250% due 02/01/2024	635	579
6.375% due 02/01/2029	220	197

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033 (a)	1,500	1,493

Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	329

San Leanna, Texas Educational Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/01/2032	1,000	845

Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	3,115	2,629

Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2023	500	497

Trinity River Authority, Texas Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	43

Tyler, Texas Health Facilities Development Corporations Revenue Bonds, Series 2007
5.375% due 11/01/2037	1,750	1,504

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	750	763

		15,339

UTAH 4.3%

Carbon County, Utah Revenue Bonds, (AMBAC Insured), Series 1994
6.000% due 11/01/2024	2,365	2,365

Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	452
5.700% due 11/15/2036	1,000	882

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,494

Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,230

Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	619

		8,042

VIRGINIA 1.7%

Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	91

Fauquier County, Virginia Industrial Development Authority Revenue Bonds, Series 2008
5.250% due 10/01/2037	500	448

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	750	631

Lewistown, Virginia Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150	1,028

20	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Peninsula Town Center, Virginia Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	$1,000	$922

		3,120

WASHINGTON 1.0%

King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	1,150	1,118

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	722

		1,840

WEST VIRGINIA 0.5%

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,000	955

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WISCONSIN 1.3%

Janesville, Wisconsin Revenue Bonds, Series 1984
5.550% due 04/01/2009	$1,000	$987

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	1,001

Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150	140

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	218

		2,346

Total Municipal Bonds & Notes (Cost $186,762)		168,972

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 2.5%

REPURCHASE AGREEMENTS 2.5%

State Street Bank and Trust Co.
1.900% due 04/01/2008	$4,642	$4,642

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $4,737. Repurchase proceeds are $4,642.)

Total Short-Term Instruments (Cost $4,642)		4,642

Total Investments 94.5% (Cost $195,004)		$177,226

Other Assets and Liabilities (Net) 5.5%		10,293

Net Assets 100.0%		$187,519

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Security becomes interest bearing at a future date.
(c)	Cash of $635 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	211	$(272)

(d)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	$3,900	$(9)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Annual Report	March 31, 2008	21

Schedule of Investments  Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.3%

Bank of America Corp.
8.000% due 12/29/2049	$7,000	$7,023

Total Corporate Bonds & Notes (Cost $7,000)		7,023

MUNICIPAL BONDS & NOTES 88.4%

ALABAMA 1.0%

Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,376

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	2,934

		5,310

ALASKA 0.4%

Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	509

Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,583

		2,092

ARIZONA 1.5%

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	1,924

Arizona State Salt Verde Financial Corporation Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	5,072

Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	10	10

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	855	884

		7,890

ARKANSAS 0.4%

Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	1,967

CALIFORNIA 21.1%

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	972

Bakersfield, California Certificates of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,684

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	2,000	2,125

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,610

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	$9,000	$8,851
5.000% due 06/01/2037	5,300	5,165
5.000% due 11/01/2037	16,200	15,784
5.000% due 12/01/2037	4,200	4,092

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	640

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (a)	1,565	1,516

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	420

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	39,370	42,958

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	5,000	4,158
5.125% due 06/01/2047	2,000	1,589

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	736

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	5,235

Metropolitan Water District of Southern California State Revenue Bonds, Series 2006
4.750% due 07/01/2036	3,000	2,927

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,143
0.000% due 08/01/2016	1,400	979

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	898
4.800% due 09/01/2017	875	835

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	403

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,470

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	3,982

		113,172

COLORADO 0.5%

Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	937

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	35	35

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	25	26
6.750% due 04/01/2015	40	41

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	$1,390	$1,433

		2,472

CONNECTICUT 1.2%

Connecticut State General Obligation Notes, Series 2001
7.094% due 06/15/2010	5,000	6,130

DISTRICT OF COLUMBIA 1.7%

District of Columbia Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 02/01/2035	10,085	9,107

FLORIDA 2.3%

Florida State Board of Education General Obligation Bonds, (ST-GTD), Series 2005
4.750% due 06/01/2035	2,270	2,138

Miami-Dade County, Florida Revenue Bonds, (MBIA Insured), Series 2005
0.000% due 10/01/2035 (a)	10,200	9,035

Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	319

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	930

		12,422

GEORGIA 0.0%

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	165	178

HAWAII 0.2%

Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,016

ILLINOIS 6.2%

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	531

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	251

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (a)	1,290	1,209

Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,115

Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	1,047

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,249

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,775

22	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	$135	$113
0.000% due 12/01/2014	255	193
0.000% due 12/01/2015	1,885	1,347

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	110

Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	5,935	5,909

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	817

Illinois State Northern Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 01/01/2018	1,000	1,073

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	691

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,558

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,672

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Notes, (FGIC Insured), Series 2002
9.000% due 02/01/2009	650	686
9.000% due 02/01/2011	690	804
9.000% due 02/01/2012	1,065	1,288

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	956

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,992

		33,386

INDIANA 2.7%

Brownsburg, Indiana 1999 School Building Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,520

Danville, Indiana Multi-School Building Corporation Revenue Bonds, (FSA Insured), Series 2001
4.400% due 01/15/2012	170	177
4.500% due 01/15/2013	190	197
4.650% due 01/15/2014	210	218
4.750% due 01/15/2015	235	243
4.850% due 01/15/2016	295	305

Danville, Indiana Multi-School Building Corporation Revenue Notes, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	303
4.750% due 07/15/2009	200	205
5.000% due 07/15/2010	180	188

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/15/2010	760	791

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	$1,590	$1,637

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
5.250% due 02/15/2040	5,000	4,692

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,124

Mishawaka, Indiana School Building Corporations Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,171

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	431
5.200% due 02/01/2012	230	243
5.500% due 02/01/2015	180	190

Tri-Creek School Building Corporation, Indiana Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	975

		14,610

KANSAS 0.1%

Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	565

KENTUCKY 0.1%

Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	645	657

LOUISIANA 2.6%

Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2018 (b)	5,000	5,395
5.000% due 04/01/2019 (b)	700	717

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	95	99

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039 (b)	8,430	7,846

		14,057

MARYLAND 0.7%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	4,000	3,623

MASSACHUSETTS 1.9%

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
5.063% due 11/01/2019	5,090	5,023
5.170% due 11/01/2020	2,595	2,440

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.802% due 01/01/2017	1,000	1,054

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	846

Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	91

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	$85	$86

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	539

		10,079

MICHIGAN 1.0%

Lake Fenton, Michigan Community Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,939

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	54

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,067

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,350	1,275

		5,335

MISSOURI 2.5%

Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	443

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,961

Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,103
5.000% due 11/01/2015	540	575

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	370

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	295	301

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	7,635

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,113

		13,501

NEVADA 0.5%

Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	2,750	2,648

NEW JERSEY 4.8%

Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	556
5.250% due 02/15/2010	570	581

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,335
5.600% due 01/01/2012	820	822
6.000% due 11/01/2028	3,500	3,146
6.375% due 04/01/2018	1,500	1,757
6.500% due 04/01/2031	2,115	2,169
6.800% due 04/01/2018	710	754

See Accompanying Notes	Annual Report	March 31, 2008	23

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	$3,500	$3,383

New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	558

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,743
6.375% due 06/01/2032	1,000	1,131

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	5,924

		25,859

NEW YORK 7.3%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.846% due 09/01/2015	3,000	2,860

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,136

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,223

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,519

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	7,000	6,723
5.070% due 03/01/2020	3,900	3,432
5.120% due 03/01/2022	3,500	3,287

New York City, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 03/01/2036	4,900	4,820

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	630	650

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,325	2,476

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,196

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,790	2,965

		39,287

NORTH CAROLINA 0.7%

Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	570

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	3,000	2,881

		3,451

OHIO 2.6%

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	4,700	4,736

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	$450	$403
5.875% due 06/01/2047	6,600	5,816

Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,206
5.375% due 12/01/2021	1,750	1,919

		14,080

OKLAHOMA 0.0%

Oklahoma State Housing Finance Agency Single-Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	770	160

PENNSYLVANIA 0.3%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	755

Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	100

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	921

		1,776

PUERTO RICO 1.2%

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	162

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	808

Puerto Rico Sales Tax Financing Corporations Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	50,000	4,871
0.000% due 08/01/2054	10,000	615

		6,456

RHODE ISLAND 1.5%

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,196
6.250% due 06/01/2042	6,025	5,662

		7,858

SOUTH CAROLINA 0.5%

Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,545

TENNESSEE 2.9%

Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,072

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,140

Sullivan County, Tennessee Industrial Development Board Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	605	611

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 02/01/2023	$7,800	$7,178
5.000% due 02/01/2024	1,400	1,278
5.000% due 02/01/2027	5,000	4,442

		15,721

TEXAS 9.3%

Alliance, Texas Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	876

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	90	94

Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Bonds, Series 2001
4.875% due 06/15/2011	465	479

Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	946

Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,230

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,023

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	400	366

Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
2.740% due 07/01/2025	2,500	2,105

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	907

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	1,790	1,698

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	6,636

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,071

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	8,000	7,660

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	11

North Central Texas State Health Facility Development Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,081

North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	941

Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,879

Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	803

24	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sabine River Authority, Texas Revenue Bonds, Series 2001
5.500% due 05/01/2022	$1,000	$946

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,101

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	240

Tarrant County, Texas Cultural Education Facilities Finance Corporations Revenue Bonds, Series 2007
5.000% due 02/15/2026	6,425	6,298

Texas State Leander Independent School District General Obligation Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	513

Texas State SA Energy Acquisition Public Facility Corp. Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	1,892

Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024 (b)	5,000	5,016

Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022 (e)	1,400	1,528

Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	493

		49,833

UTAH 1.4%

Utah State Transit Authority Revenue Bonds, (MBIA Insured), Series 2007
0.000% due 06/15/2023	10,000	4,515
0.000% due 06/15/2029	10,000	3,019

		7,534

VIRGIN ISLANDS 0.3%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,504

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VIRGINIA 0.2%

Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	$1,000	$997

WASHINGTON 4.5%

King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	5,000	4,861

Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	1,984

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,444

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,827

Washington State Higher Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.250% due 11/01/2032	5,000	4,925

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,050

Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,264

		24,355

WEST VIRGINIA 0.6%

Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,221

WISCONSIN 1.7%

Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,545
5.000% due 10/01/2019	1,040	1,132

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	$385	$395

Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	105
5.000% due 06/01/2019	100	104
5.000% due 06/01/2020	100	103
5.100% due 06/01/2021	100	104
5.100% due 06/01/2022	100	103
5.100% due 06/01/2023	100	103
5.250% due 06/01/2016	50	55
5.250% due 06/01/2017	50	55

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,580	1,618
4.700% due 11/01/2012	790	813
5.350% due 11/01/2022	3,045	3,075

		9,310

Total Municipal Bonds & Notes (Cost $486,779)		474,164

SHORT-TERM INSTRUMENTS 5.3%

REPURCHASE AGREEMENTS 5.3%

State Street Bank and Trust Co.
1.900% due 04/01/2008	28,553	28,553

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $29,124. Repurchase proceeds are $28,555.)

Total Short-Term Instruments (Cost $28,553)		28,553

Total Investments 95.0% (Cost $522,332)		$509,740

Other Assets and Liabilities (Net) 5.0%		26,933

Net Assets 100.0%		$536,673

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security becomes interest bearing at a future date.
(b)	Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Fund acquired Residual Interest Municipal Bonds. Refer to Note 2 (i) in the Notes to Financial Statements for additional information.
(c)	Cash of $3,802 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	70	$276
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	923	(1,186)

				$(910)

(d)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
State of California General Obligation Notes, Series 2005, 5.000% due 03/01/2018	Sell	0.710%	03/20/2018	GSC	$7,000	$22

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Annual Report	March 31, 2008	25

Schedule of Investments  Municipal Bond Fund  (Cont.)

(e)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,498	$1,528	0.28%

26	PIMCO Funds	See Accompanying Notes

Schedule of Investments New York Municipal Bond Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.2%

Bank of America Corp.
8.000% due 12/29/2049	$900	$903

Total Corporate Bonds & Notes (Cost $900)		903

MUNICIPAL BONDS & NOTES 87.0%

ALABAMA 0.8%

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	750	592

ARKANSAS 0.4%

University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	251

CALIFORNIA 2.2%

California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	300	320

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	415

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	895

		1,630

ILLINOIS 0.7%

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	527

INDIANA 0.6%

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	442

NEW JERSEY 1.1%

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	806

NEW YORK 71.4%

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,141

Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	545

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	86

Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,066

Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	530

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Liberty, New York Development Corporations Revenue Bonds, Series 2007
5.500% due 10/01/2037	$250	$260

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.846% due 09/01/2015	500	477

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	532

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,027

New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,051
5.000% due 10/01/2019	2,300	2,417

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	274

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	264

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	493
5.000% due 01/01/2046	1,500	1,458

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	1,000	960
5.120% due 03/01/2022	1,400	1,315

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	226

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	245	236

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	35	30

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	534
5.250% due 02/01/2029	500	525

New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	653

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	420

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	235	250

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
6.980% due 08/15/2022	250	254

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2030	750	757

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2006
2.750% due 07/01/2027	2,000	2,000

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	156

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	$400	$442

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	751

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,093
5.000% due 07/01/2026	500	452

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,045
5.000% due 02/15/2037	1,000	977

New York State Dormitory Authority Revenue Notes, (FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,033

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	151

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	489

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	542

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	268

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	886

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,775

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 12/15/2016	2,000	2,215

New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	978
5.000% due 06/15/2014	400	430

New York State Environmental Facilities Corporations Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,297

New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.000% due 06/15/2012	500	543

New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	992

New York State Local Government Assistance Corporations Revenue Bonds, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	152

New York State Local Government Assistance Corporations Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	357

New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	197

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	979

See Accompanying Notes	Annual Report	March 31, 2008	27

Schedule of Investments New York Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	$500	$435

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	525

New York State Sales Tax Asset Receivables Corporations Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,084

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	264

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	549
5.000% due 04/01/2015	500	551

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	537

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2030	1,000	984

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	533

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	815

New York State Urban Development Corporations Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019	2,000	2,163

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	532

New York State Urban Development Corporations Revenue Notes, Series 2003
5.000% due 03/15/2011	495	528

Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	500	442

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	$500	$548

Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	405

Schenectady, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2016	500	554

Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	269

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	538

		52,237

PUERTO RICO 7.9%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,233

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
5.231% due 07/01/2020	1,000	938

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	259

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,015

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	213

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,113

Commonwealth of Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	550	579

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	$100	$108

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	5,000	308

		5,766

TEXAS 1.5%

Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD), Series 2001
0.000% due 08/15/2016	805	564

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	383

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD), Series 2001
5.000% due 08/15/2021	120	130

		1,077

VIRGIN ISLANDS 0.4%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	251

Total Municipal Bonds & Notes (Cost $64,400)		63,579

SHORT-TERM INSTRUMENTS 11.1%

REPURCHASE AGREEMENTS 11.1%

State Street Bank and Trust Co.
1.900% due 04/01/2008	8,107	8,107

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $8,273. Repurchase proceeds are $8,107.)

Total Short-Term Instruments (Cost $8,107)		8,107

Total Investments 99.3% (Cost $73,407)		$72,589

Other Assets and Liabilities (Net) 0.7%		543

Net Assets 100.0%		$73,132

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Cash of $190 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	30	$27

28	PIMCO Funds	See Accompanying Notes

Schedule of Investments Short Duration Municipal Income Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.2%

Bank of America Corp.
8.000% due 12/29/2049	$2,900	$2,909

General Electric Capital Corp.
6.375% due 11/15/2067	900	883

Rabobank Capital Funding Trust
5.254% due 12/29/2049	900	749

Total Corporate Bonds & Notes (Cost $4,657)		4,541

MUNICIPAL BONDS & NOTES 84.0%

ARIZONA 3.8%

Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,357
5.000% due 08/01/2012	2,305	2,495

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,036

Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	1,011

		7,899

CALIFORNIA 6.5%

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	1,175	1,249

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	630

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	895	899

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,000	2,495

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	593

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,814

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	2,275	2,264

University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2041	2,850	2,809

		13,753

FLORIDA 0.6%

Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	590	607

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
5.494% due 12/01/2017	500	502

Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	80	81

		1,190

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ILLINOIS 3.6%

De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	$2,000	$1,277

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,060

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	800

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,705

McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,365

Melrose Park, Illinois General Obligation Bonds, (MBIA Insured), Series 2004
6.750% due 12/15/2016	100	122

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,210
0.000% due 10/01/2010	15	14

		7,553

INDIANA 0.6%

Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2027	1,200	1,257

KANSAS 0.2%

Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	377

LOUISIANA 2.4%

Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	5,000	5,135

MASSACHUSETTS 8.9%

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2004
5.500% due 12/01/2017	1,600	1,822

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
5.063% due 11/01/2019	3,000	2,961
5.170% due 11/01/2020	1,000	940

Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,667

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.841% due 01/01/2016	3,200	3,371

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
4.884% due 07/01/2020	7,005	6,949

Massachusetts State Port Authority Revenue Bonds, (FSA Insured), Series 1998
5.500% due 07/01/2014	1,000	1,015

		18,725

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MICHIGAN 2.2%

Clintondale, Michigan Community Schools General Obligation Notes, (FGIC/Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	$960	$1,022

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,961

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	600	567

		4,550

MISSOURI 2.9%

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	6,500	6,052

NEVADA 2.0%

Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,265

NEW JERSEY 1.0%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	586

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,604

		2,190

NEW YORK 13.5%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.846% due 09/01/2015	5,000	4,767

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,553

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	8,400	8,828

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.070% due 03/01/2020	1,500	1,320
5.120% due 03/01/2022	8,000	7,513

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	107

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	884

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 02/15/2037	1,500	1,466

New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	541

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2012	140	140

See Accompanying Notes	Annual Report	March 31, 2008	29

Schedule of Investments Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	$140	$151

		28,270

OHIO 2.6%

Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,025

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	2,800	2,821

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	600	537
5.875% due 06/01/2030	1,200	1,110

		5,493

OKLAHOMA 3.0%

Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	104

Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,204

		6,308

OREGON 0.6%

Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	839
5.000% due 10/01/2012	435	460

		1,299

PENNSYLVANIA 0.3%

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	553

PUERTO RICO 0.1%

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	269

TENNESSEE 3.0%

Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	210	218

Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 02/01/2023	1,625	1,495

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tennessee State Energy Acquisition Corporations Revenue Notes, Series 2006
5.000% due 09/01/2015	$4,600	$4,569

		6,282

TEXAS 13.3%
Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2023	3,510	1,629

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2032	4,055	954

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	12,289

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,413

Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	420

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	5,665	5,424

Sabine River Authority, Texas Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	946

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	320	338

Texas State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	10	10

Texas State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 1993
0.000% due 09/01/2016	3,380	2,363

		27,786

VIRGINIA 0.4%
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	795

WASHINGTON 6.7%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,576

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	150	156

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	$2,960	$1,697

Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,107

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,451

		13,987

WEST VIRGINIA 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	70	74

WISCONSIN 5.8%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,245

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,655	1,681
4.500% due 11/01/2010	1,335	1,371
5.350% due 11/01/2022	5,765	5,821

Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,047

		12,165

Total Municipal Bonds & Notes (Cost $179,473)		176,227

SHORT-TERM INSTRUMENTS 7.3%

REPURCHASE AGREEMENTS 7.3%

State Street Bank and Trust Co.
1.900% due 04/01/2008	15,332	15,332

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $15,640. Repurchase proceeds are $15,333.)

Total Short-Term Instruments (Cost $15,332)		15,332

Total Investments 93.5% (Cost $199,462)		$196,100

Other Assets and Liabilities (Net) 6.5%		13,596

Net Assets 100.0%		$209,696

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Cash of $3,560 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	84	$330
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	750	(1,257)

				$(927)

30	PIMCO Funds	See Accompanying Notes

March 31, 2008

(b)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
State of California General Obligation Notes, Series 2005, 5.000% due 03/01/2018	Sell	0.710%	03/20/2018	GSC	$3,000	$10

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Annual Report	March 31, 2008	31

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

California Intermediate Municipal Bond Fund
Class D
03/31/2008	$9.93	$0.38	$(0.47)	$(0.09)	$(0.37)	$0.00
03/31/2007	9.83	0.36	0.10	0.46	(0.36)	0.00
03/31/2006	9.96	0.35	(0.13)	0.22	(0.35)	0.00
03/31/2005	10.22	0.38	(0.26)	0.12	(0.38)	0.00
03/31/2004	10.22	0.38	0.00	0.38	(0.38)	0.00

California Short Duration Municipal Income Fund
Class D
03/31/2008	$10.04	$0.29	$(0.03)	$0.26	$(0.31)	$0.00
08/31/2006 - 03/31/2007	10.00	0.17	0.04	0.21	(0.17)	0.00

High Yield Municipal Bond Fund
Class D
03/31/2008	$10.63	$0.46	$(1.59)	$(1.13)	$(0.47)	$0.00
07/31/2006 - 03/31/2007	10.00	0.31	0.64	0.95	(0.31)	(0.01)

Municipal Bond Fund
Class D
03/31/2008	$10.31	$0.40	$(0.64)	$(0.24)	$(0.40)	$0.00
03/31/2007	10.18	0.38	0.13	0.51	(0.38)	0.00
03/31/2006	10.14	0.37	0.02	0.39	(0.35)	0.00
03/31/2005	10.32	0.39	(0.19)	0.20	(0.38)	0.00
03/31/2004	10.18	0.38	0.14	0.52	(0.38)	0.00

New York Municipal Bond Fund
Class D
03/31/2008	$10.88	$0.37	$(0.18)	$0.19	$(0.37)	$(0.02)
03/31/2007	10.76	0.37	0.14	0.51	(0.37)	(0.02)
03/31/2006	10.77	0.33	0.00	0.33	(0.33)	(0.01)
03/31/2005	10.87	0.33	(0.10)	0.23	(0.33)	0.00
03/31/2004	10.68	0.32	0.22	0.54	(0.33)	(0.02)

Short Duration Municipal Income Fund
Class D
03/31/2008	$9.95	$0.34	$(0.41)	$(0.07)	$(0.34)	$0.00
03/31/2007	9.96	0.31	(0.01)	0.30	(0.31)	0.00
03/31/2006	9.95	0.31	0.01	0.32	(0.31)	0.00
03/31/2005	10.17	0.24	(0.22)	0.02	(0.24)	0.00
03/31/2004	10.16	0.19	(0.01)	0.18	(0.17)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.
(c)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.21%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.59%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(g)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(h)	Effective October 1, 2007, the administrative expense was reduced by 0.10% to 0.30%.

32	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.37)	$9.47	(0.95)%	$1,961	0.795	%(g)	0.795	%(g)	3.87%	37%
0.00	(0.36)	9.93	4.74	2,358	0.825		0.825		3.63	59
0.00	(0.35)	9.83	2.26	2,402	0.94	(c)	0.84	(c)	3.57	131
0.00	(0.38)	9.96	1.20	4,078	1.01		0.85		3.77	43
0.00	(0.38)	10.22	3.78	4,449	0.85		0.85		3.74	137

$0.00	$(0.31)	$9.99	2.60%	$871	0.77	%(g)	0.77	%(g)	2.88%	92%
0.00	(0.17)	10.04	2.12	10	0.70	*(d)	0.70	*(d)	2.92 *	83

$0.00	$(0.47)	$9.03	(10.94)%	$7,605	0.84	%(f)(h)	0.84	%(f)(h)	4.65%	160%
0.00	(0.32)	10.63	9.61	3,426	0.95	*(e)	0.95	*(e)	4.42 *	94

$0.00	$(0.40)	$9.67	(2.37)%	$44,413	0.885	%(g)	0.805	%(g)	3.96%	64%
0.00	(0.38)	10.31	5.12	45,707	0.885		0.825		3.69	76
0.00	(0.35)	10.18	3.94	36,022	1.07	(c)	0.84	(c)	3.64	63
0.00	(0.38)	10.14	2.03	25,132	1.03		0.85		3.88	56
0.00	(0.38)	10.32	5.20	24,732	0.85		0.85		3.70	115

$0.00	$(0.39)	$10.68	1.74%	$15,386	0.795	%(g)	0.795	%(g)	3.41%	44%
0.00	(0.39)	10.88	4.81	11,583	0.865		0.825		3.43	29
0.00	(0.34)	10.76	3.08	5,625	0.84	(c)	0.84	(c)	3.02	48
0.00	(0.33)	10.77	2.17	3,348	0.85		0.85		3.07	42
0.00	(0.35)	10.87	5.09	3,032	0.85		0.85		3.00	147

$0.00	$(0.34)	$9.54	(0.77)%	$28,867	0.77	%(g)	0.77	%(g)	3.42%	35%
0.00	(0.31)	9.95	3.09	30,392	0.75	(b)	0.70	(b)	3.15	71
0.00	(0.31)	9.96	3.24	28,517	0.80	(b)	0.70	(b)	3.09	79
0.00	(0.24)	9.95	0.22	33,141	0.78	(b)	0.78	(b)	2.41	104
0.00	(0.17)	10.17	1.83	42,004	0.80		0.80		1.83	226

Annual Report	March 31, 2008	33

Statements of Assets and Liabilities	March 31, 2008

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$135,474	$19,982	$172,584	$481,187	$64,482	$180,768
Repurchase agreements, at value	6,352	937	4,642	28,553	8,107	15,332
Cash	1,806	1	0	3,355	0	2,754
Deposits with counterparty	320	10	635	3,802	190	3,560
Receivable for investments sold	0	500	3,900	20,206	0	0
Receivable for Fund shares sold	748	200	8,169	31,714	745	8,915
Interest and dividends receivable	1,659	117	2,876	6,435	776	2,235
Variation margin receivable	2	0	0	673	0	539
Swap premiums paid	9	2	31	0	0	0
Unrealized appreciation on swap agreements	0	0	0	22	0	10
Other assets	1	0	0	6	0	0
	146,371	21,749	192,837	575,953	74,300	214,113

Liabilities:
Payable for investments purchased	$2,318	$512	$4,395	$26,183	$1,056	$1,315
Payable for floating rate notes issued	0	0	0	9,632	0	0
Payable for Fund shares redeemed	192	188	317	1,779	42	2,041
Dividends payable	41	1	119	238	28	141
Overdraft due to custodian	0	0	321	0	0	0
Accrued investment advisory fee	23	3	41	90	12	31
Accrued administrative fee	25	4	36	105	15	36
Accrued distribution fee	0	0	11	38	0	5
Accrued servicing fee	7	2	13	39	7	22
Variation margin payable	22	0	56	901	8	717
Unrealized depreciation on swap agreements	3	0	9	0	0	0
Other liabilities	0	0	0	275	0	109
	2,631	710	5,318	39,280	1,168	4,417

Net Assets	$143,740	$21,039	$187,519	$536,673	$73,132	$209,696

Net Assets Consist of:
Paid in capital	$151,107	$21,071	$213,262	$559,445	$74,005	$231,649
Undistributed (overdistributed) net investment income	446	9	(14)	681	(17)	(2)
Accumulated undistributed net realized gain (loss)	(6,270)	9	(7,670)	(9,643)	(65)	(17,672)
Net unrealized (depreciation)	(1,543)	(50)	(18,059)	(13,810)	(791)	(4,279)
	$143,740	$21,039	$187,519	$536,673	$73,132	$209,696

Net Assets:
Class D	$1,961	$871	$7,605	$44,413	$15,386	$28,867
Other Classes	141,779	20,168	179,914	492,260	57,746	180,829

Shares Issued and Outstanding:
Class D	207	87	842	4,594	1,441	3,025

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$9.47	$9.99	$9.03	$9.67	$10.68	$9.54

Cost of Investments Owned	$136,711	$20,032	$190,362	$493,779	$65,300	$184,130
Cost of Repurchase Agreements Owned	$6,352	$937	$4,642	$28,553	$8,107	$15,332

34	PIMCO Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2008
(Amounts in thousands)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Investment Income:
Interest	$6,424	$550	$7,948	$22,222	$2,879	$10,377
Miscellaneous income	0	0	7	0	1	0
Total Income	6,424	550	7,955	22,222	2,880	10,377

Expenses:
Investment advisory fees	307	29	428	1,028	154	493
Administrative fees	337	30	409	1,273	187	590
Servicing fees - Class D	5	0	16	114	34	74
Distribution and/or servicing fees - Other Classes	85	13	203	922	53	305
Trustees’ fees	1	0	0	1	0	1
Interest expense	0	0	0	373	0	0
Miscellaneous expense	0	1	7	1	0	0
Total Expenses	735	73	1,063	3,712	428	1,463
Reimbursement by Manager	0	0	(47)	0	0	0
Net Expenses	735	73	1,016	3,712	428	1,463

Net Investment Income	5,689	477	6,939	18,510	2,452	8,914

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	159	25	(5,261)	2,215	(267)	(126)
Net realized gain (loss) on futures contracts, written options and swaps	(1,220)	(9)	(2,381)	(3,874)	218	(2,276)
Net change in unrealized (depreciation) on investments	(5,051)	(59)	(18,242)	(25,936)	(1,174)	(3,176)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(398)	(1)	(304)	(3,909)	10	(3,794)
Net (Loss)	(6,510)	(44)	(26,188)	(31,504)	(1,213)	(9,372)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(821)	$433	$(19,249)	$(12,994)	$1,239	$(458)

Annual Report	March 31, 2008	35

Statements of Changes in Net Assets

	California Intermediate Municipal bond Fund		California Short Duration Municipal Income Fund		High Yield Municipal Bond Fund

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Period from August 31, 2006 to March 31, 2007	Year Ended March 31, 2008	Period from July 31, 2006 to March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,689	$5,548	$477	$64	$6,939	$472
Net realized gain (loss)	(1,061)	(672)	16	1	(7,642)	14
Net change in unrealized appreciation (depreciation)	(5,449)	2,256	(60)	10	(18,546)	487
Net increase (decrease) resulting from operations	(821)	7,132	433	75	(19,249)	973

Distributions to Shareholders:
From net investment income
Class D	(80)	(101)	(5)	0	(302)	(38)
Other Classes	(5,455)	(5,445)	(473)	(64)	(6,646)	(433)
From net realized capital gains
Class D	0	0	0	0	(1)	(1)
Other Classes	0	0	0	0	(25)	(15)

Total Distributions	(5,535)	(5,546)	(478)	(64)	(6,974)	(487)

Fund Share Transactions:
Receipts for shares sold
Class D	835	1,206	865	10	13,266	3,525
Other Classes	60,446	29,385	27,816	5,731	291,114	49,553
Issued as reinvestment of distributions
Class D	76	75	4	0	289	38
Other Classes	4,882	4,715	459	62	5,338	334
Cost of shares redeemed
Class D	(1,202)	(1,356)	(3)	0	(8,314)	(182)
Other Classes	(55,006)	(39,625)	(13,421)	(450)	(136,873)	(4,880)
Net increase (decrease) resulting from Fund share transactions	10,031	(5,600)	15,720	5,353	164,820	48,388

Fund Redemption Fee	1	0	0	0	26	22

Total Increase (Decrease) in Net Assets	3,676	(4,014)	15,675	5,364	138,623	48,896

Net Assets:
Beginning of year or period	140,064	144,078	5,364	0	48,896	0
End of year or period*	$143,740	$140,064	$21,039	$5,364	$187,519	$48,896

*Including undistributed (overdistributed) net investment income of:	$446	$292	$9	$0	$(14)	$1

36	PIMCO Funds	See Accompanying Notes

Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund

Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

$18,510	$15,722	$2,452	$1,566	$8,914	$10,616
(1,659)	2,223	(49)	150	(2,402)	(4,225)
(29,845)	3,401	(1,164)	292	(6,970)	3,608
(12,994)	21,346	1,239	2,008	(458)	9,999

(1,832)	(1,588)	(461)	(274)	(1,016)	(948)
(16,836)	(14,303)	(1,981)	(1,304)	(7,896)	(9,666)

0	0	(25)	(13)	0	0
0	0	(103)	(65)	0	0

(18,668)	(15,891)	(2,570)	(1,656)	(8,912)	(10,614)

13,534	19,113	9,079	6,797	6,428	5,723
312,017	134,968	30,574	30,950	159,892	248,254

1,729	749	451	258	260	247
13,961	11,480	1,769	1,052	6,646	8,063

(13,618)	(10,726)	(5,475)	(1,164)	(6,985)	(4,051)
(203,354)	(117,903)	(25,235)	(6,007)	(268,906)	(226,139)
124,269	37,681	11,163	31,886	(102,665)	32,097

10	13	0	0	1	9

92,617	43,149	9,832	32,238	(112,034)	31,491

444,056	400,907	63,300	31,062	321,730	290,239
$536,673	$444,056	$73,132	$63,300	$209,696	$321,730

$681	$450	$(17)	$(19)	$(2)	$(7)

Annual Report	March 31, 2008	37

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class D of the six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B and C Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

38	PIMCO Funds

March 31, 2008

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(h) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(i) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are

Annual Report	March 31, 2008	39

Notes to Financial Statements  (Cont.)

recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, NAV or total return.

(j) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(k) Swap Agreements  Certain Funds may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap

40	PIMCO Funds

March 31, 2008

references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(l) U.S. Government Agencies or Government-Sponsored Enterprises   Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government

National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(m) New Accounting Pronouncements  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement in the Funds’ semiannual financial statements for the period ending September 30, 2008.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Annual Report	March 31, 2008	41

Notes to Financial Statements  (Cont.)

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes		Class D		Class R
California Intermediate Municipal Bond Fund	0.225%		0.22%	0.22%	0.30%	(1)	0.30%	(1)	N/A
California Short Duration Municipal Income Fund	0.20%		0.15%	N/A	0.30%	(1)	0.30%	(1)	N/A
High Yield Municipal Bond Fund	0.30%	(3)	0.25%	N/A	0.30%	(2)(4)	0.30%	(2)(4)	N/A
Municipal Bond Fund	0.225%		0.24%	0.24%	0.30%	(1)	0.30%	(1)	N/A
New York Municipal Bond Fund	0.225%		0.22%	N/A	0.30%	(1)	0.30%	(1)	N/A
Short Duration Municipal Income Fund	0.20%		0.15%	0.15%	0.30%	(1)	0.30%	(1)	N/A

(1)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30 % per annum.
(2)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.10% to 0.30 % per annum.
(3)	PIMCO has contractually agreed (ending March 31, 2008) to waive 0.01% of the advisory fees to 0.29%.
(4)	PIMCO has contractually agreed (ending March 31, 2008) to waive 0.05% of the administrative fees to 0.25%

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	N/A	N/A

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2008, AGID received $234,845 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses

42	PIMCO Funds

March 31, 2008

allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the California Short Duration Municipal Income and High Yield Municipal Bond Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
California Short Duration Municipal Income Fund	0.35%	—	0.75%	—	—	0.75%
High Yield Municipal Bond Fund	0.54%	—	0.79%	—	1.54%	0.79%

PIMCO may be reimbursed for these waived amounts in future periods in the Funds’ first year of operations, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
California Short Duration Municipal Income Fund	$36
High Yield Municipal Bond Fund	68

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$50,906	$49,436
California Short Duration Municipal Income Fund	0	0	28,226	12,241
High Yield Municipal Bond Fund	0	0	371,284	221,418
Municipal Bond Fund	19,506	20,206	304,355	270,454
New York Municipal Bond Fund	0	0	37,467	26,637
Short Duration Municipal Income Fund	0	0	84,151	215,270

Annual Report	March 31, 2008	43

Notes to Financial Statements  (Cont.)

8.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund
	# of Contracts	Premium	# of Contracts	Premium
Balance at 03/31/2007	0	$0	0	$0
Sales	50	16	2	1
Closing Buys	0	0	0	0
Expirations	(50)	(16)	0	0
Exercised	0	0	(2)	(1)
Balance at 03/31/2008	0	$0	0	$0

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Period from 08/31/2006 to 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	86	$835	122	$1,206	86	$865	1	$10
Other Classes	6,281	60,446	2,970	29,385	2,779	27,816	573	5,731
Issued as reinvestment of distributions
Class D	8	76	8	75	0	4	0	0
Other Classes	505	4,882	477	4,715	46	459	6	62
Cost of shares redeemed
Class D	(124)	(1,202)	(137)	(1,356)	0	(3)	0	0
Other Classes	(5,680)	(55,006)	(3,994)	(39,625)	(1,340)	(13,421)	(45)	(450)
Net increase (decrease) resulting From Fund share transactions	1,076	$10,031	(554)	$(5,600)	1,571	$15,720	535	$5,353

	High Yield Municipal Bond Fund				Municipal Bond Fund
	Year Ended 03/31/2008		Period from 07/31/2006 to 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	1,331	$13,266	336	$3,525	1,344	$13,534	1,867	$19,113
Other Classes	29,010	291,114	4,707	49,553	31,203	312,017	13,137	134,968
Issued as reinvestment of distributions
Class D	29	289	3	38	173	1,729	73	749
Other Classes	549	5,338	32	334	1,396	13,961	1,116	11,480
Cost of shares redeemed
Class D	(840)	(8,314)	(17)	(182)	(1,355)	(13,618)	(1,046)	(10,726)
Other Classes	(13,910)	(136,873)	(462)	(4,880)	(20,310)	(203,354)	(11,466)	(117,903)
Net increase resulting From Fund share transactions	16,169	$164,820	4,599	$48,388	12,451	$124,269	3,681	$37,681

44	PIMCO Funds

March 31, 2008

	New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	844	$9,079	625	$6,797	655	$6,428	574	$5,723
Other Classes	2,842	30,574	2,845	30,950	16,299	159,892	24,896	248,254
Issued as reinvestment of distributions
Class D	42	451	24	258	26	260	25	247
Other Classes	165	1,769	96	1,052	677	6,646	809	8,063
Cost of shares redeemed
Class D	(510)	(5,475)	(107)	(1,164)	(712)	(6,985)	(407)	(4,051)
Other Classes	(2,351)	(25,235)	(553)	(6,007)	(27,316)	(268,906)	(22,694)	(226,139)
Net increase (decrease) resulting from Fund share transactions	1,032	$11,163	2,930	$31,886	(10,371)	$(102,665)	3,203	$32,097

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints were filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

11.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Annual Report	March 31, 2008	45

Notes to Financial Statements  (Cont.)

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on April 1, 2007. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2004-2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2008, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
California Intermediate Municipal Bond Fund	$277	$211	$0	$(1,240)	$(41)	$(6,262)	$(311)
California Short Duration Municipal Income Fund	0	22	0	(50)	(1)	0	(4)
High Yield Municipal Bond Fund	14	92	0	(17,960)	(118)	(3,645)	(4,126)
Municipal Bond Fund	0	921	0	(12,855)	(238)	(6,829)	(3,771)
New York Municipal Bond Fund	0	10	0	(817)	(27)	(39)	0
Short Duration Municipal Income Fund	0	140	0	(3,462)	(141)	(8,105)	(10,385)

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures and options for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2007 through March 31, 2008 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2008, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2011	2012	2013	2014	2015	2016
California Intermediate Municipal Bond Fund	$2	$1,829	$1,546	$1,180	$229	$1,476
High Yield Municipal Bond Fund	0	0	0	0	0	3,645
Municipal Bond Fund	4,660	419	570	1,180	0	0
New York Municipal Bond Fund	0	0	0	0	0	39
Short Duration Municipal Income Fund	0	2,228	4,137	1,740	0	0

As of March 31, 2008, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
California Intermediate Municipal Bond Fund	$143,063	$1,948	$(3,185)	$(1,237)
California Short Duration Municipal Income Fund	20,969	25	(75)	(50)
High Yield Municipal Bond Fund	195,176	268	(18,218)	(17,950)
Municipal Bond Fund	522,286	6,496	(19,042)	(12,546)
New York Municipal Bond Fund	73,407	976	(1,794)	(818)
Short Duration Municipal Income Fund	199,462	1,612	(4,974)	(3,362)

(5)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

46	PIMCO Funds

March 31, 2008

For the fiscal years ended March 31, 2008 and March 31, 2007, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2008			March 31, 2007
	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions
California Intermediate Municipal Bond Fund	$5,298	$237	$0	$5,337	$209	$0
California Short Duration Municipal Income Fund	431	47	0	64	0	0
High Yield Municipal Bond Fund	6,650	324	0	416	71	0
Municipal Bond Fund	17,499	1,169	0	15,074	817	0
New York Municipal Bond Fund	2,085	446	39	1,393	225	38
Short Duration Municipal Income Fund	8,318	594	0	9,787	827	0

(6)	Includes short-term capital gains, if any, distributed.

Annual Report	March 31, 2008	47

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	NAB	National Australia Bank Limited
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	SOG	Societe Generale
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.	WAC	Wachovia Bank N.A.
CITI	Citibank N.A.	MLP	Merrill Lynch & Co., Inc.
CBA	Commonwealth Bank of Australia	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HUF	Hungarian Forint	PHP	Philippines Peso
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian Leu
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SAR	Saudi Riyal
CNY	Chinese Yuan Renminbi	KRW	South Korean Won	SEK	Swedish Krona
COP	Colombia Peso	KZT	Kazakhstan Tenge	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	SKK	Slovakian Koruna
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish Lira
EGP	Egyptian Pound	MYR	Mexican Peso	TWD	Taiwan Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound Sterling	NZD	New Zealand Dollar	UYU	Uruguay Peso
HKD	Hong Kong Dollar	PEN	Peruvian Nuevo Sol	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International
EM	Emerging Markets	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

48	PIMCO Funds

Report of Independent Registered Public Accounting Firm

To the Trustees and Class D Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, California Short Duration Municipal Income Fund, High Yield Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund, and Short Duration Municipal Income Fund, six of the seventy Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights of the Funds for the Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2008

Annual Report	March 31, 2008	49

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2008) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2008 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2008 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
High Yield Municipal Bond Fund	0.00%	0.00%	$0	$16
New York Municipal Bond Fund	0.00%	0.00%	0	42

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2009, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2008.

50	PIMCO Funds

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (48) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO. Formerly, Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (48) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (67) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (73) Trustee	02/1995 to Present	Private Investor. Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

J. Michael Hagan (68) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies). Formerly, Director, Remedy Temp (staffing). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (70) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor. Formerly, Director, New Century Financial Corporation (mortgage banking). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2008	51

Management of the Trust  (Cont.)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (50) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (43) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (45) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (62) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (45) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Joshua D. Ratner (31) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Henrik P. Larsen (38) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (50) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (40) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (33) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (38) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

52	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Annual Report	March 31, 2008	53

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 3/31/08. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2008. For information about any product, contact your financial advisor.                                AZ022AR_21167

PIMCO Funds

Annual Report

MARCH 31, 2008

Share Class

CORE BOND

PIMCO Total Return Fund

SHORT-DURATION BOND

PIMCO Short-Term Fund

PIMCO Low Duration Fund

INCOME

PIMCO Income Fund

CREDIT STRATEGY

PIMCO High Yield Fund

INTERNATIONAL BOND

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

REAL RETURN STRATEGY

PIMCO Real Return Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

ASSET ALLOCATION

PIMCO All Asset Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		15
Financial Highlights		92
Statements of Assets and Liabilities		96
Statements of Operations		98
Statements of Changes in Net Assets		100
Statement of Cash Flows		103
Notes to Financial Statements		104
Glossary		119
Report of Independent Registered Public Accounting Firm		120
Federal Income Tax Information		121
Management of the Trust		122
Privacy Policy		124

FUND	Fund Summary	Schedule of Investments

All Asset Fund	6	16
Foreign Bond Fund (U.S. Dollar-Hedged)	7	17
High Yield Fund	8	30
Income Fund	9	39
Low Duration Fund	10	45
Real Return Fund	11	53
Short-Term Fund	12	64
StocksPLUS® Fund	13	72
Total Return Fund	14	79

* This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at (866)744-2606 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Funds covering the twelve-month period ended March 31, 2008. At the end of the period, net assets for the overall PIMCO Funds family stood at over $251 billion.

Highlights of the financial markets during the period include:

•

Credit markets worldwide experienced an exceptionally severe loss of liquidity brought on by declining U.S. residential property values, the continuing subprime mortgage debacle, and a rare de-leveraging of financial markets. In response, global central banks injected substantial liquidity into the banking system and reversed monetary policy from earlier in the period to either a neutral or an easing bias.

•

The Federal Reserve reduced the Federal Funds Rate six times from 5.25% to 2.25% and reduced the discount rate eight times from 6.25% to 2.50%. Additionally, the Federal Reserve expanded its securities lending program to include the exchange of U.S. Treasuries for mortgage-linked bonds, opened its lending window to investment banks and participated in the bailout of a major U.S. brokerage firm. The Bank of England reduced its key-lending rate twice from 5.75% to 5.25% after raising the rate two times earlier in the fiscal period. The European Central Bank raised the overnight rate in June to 4.00%, but then paused, while the Bank of Japan kept its policy rate unchanged at 0.50% for the period.

•

Government bond yields declined worldwide as investors moved into higher-quality assets due to the credit and liquidity crisis, which has gripped financial markets since the second half of 2007 and intensified during the latter part of the period. The yield on the ten-year U.S. Treasury declined by 1.24% to end the period at 3.41%. Yields on Japanese, European, and U.K. government bonds declined at a more measured pace than in the U.S. The Lehman Brothers U.S. Aggregate Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 7.67% for the period.

•

Global and foreign bond yields generally lagged the comparable U.S. bond market on a hedged basis, while generally outperforming the comparable U.S. bond market on an unhedged basis due to a depreciating U.S. dollar.

•

Returns of high-quality mortgage-backed securities (“MBS”) issued by the major mortgage agencies (Freddie Mac, Fannie Mae and Ginnie Mae) lagged U.S. Treasuries on a like-duration basis, but generally fared better than most non-U.S. Treasury sectors, amid a global repricing of risk caused by subprime losses and balance sheet constraints. Mortgage yield premiums rose to historically wide levels as liquidity was withdrawn due to unprecedented balance sheet problems, initiating a wave of margin calls and forced selling by leveraged institutions.

•

Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, returned 14.54% for the period, while U.S. equities, as measured by the S&P 500 Index, declined 5.08%.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 29, 2008

Annual Report	March 31, 2008	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, real estate risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state specific risk, tax risk, subsidiary risk, municipal project-specific risk, short sale risk, allocation risk and underlying fund risks. A complete description of these and other risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The PIMCO All Asset Fund invests in a portfolio of mutual funds. The cost of investing in this Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. For each Fund, the oldest share class is the Institutional share class with the exception of PIMCO Real Return Fund and PIMCO Income Fund (Class A Shares). The R Shares for each Fund were first offered in 12/02 except PIMCO All Asset Fund, which was first offered in 1/06 and PIMCO Income Fund, which was first offered in 3/07. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the R Share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the R shares’ different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the SEC’s website at http://www.sec.gov.

4	PIMCO Funds

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from 10/1/07 to 3/31/08.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a minimum balance of $1,000 or less may be charged a fee of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2008	5

PIMCO All Asset Fund
	Class R:	PATRX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund, PIMCO RealRetirement 2010 Fund, PIMCO RealRetirement 2020 Fund, PIMCO RealRetirement 2030 Fund, PIMCO RealRetirement 2040 Fund, and PIMCO RealRetirement 2050 Fund).

•

Significant exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies such as the PIMCO Real Return Fund, benefited performance as U.S. TIPS posted strong gains over the period.

•

Exposure to emerging market currencies and locally-issued emerging market bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

•

Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as the PIMCO CommodityRealReturn Strategy Fund® posted a net of fees return of 34.08% over the period.

•

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUS™ TR Fund and PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as both U.S. and international equities declined.

•

Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, detracted from performance as the PIMCO Floating Income Fund posted a negative return during the period.

•	Exposure to Real Estate Investment Trusts, through the PIMCO RealEstateRealReturn Strategy Fund, detracted from returns, though the total exposure was negligible.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Class R	5.60%	8.08%	9.67%
Lehman Brothers U.S. TIPS: 1-10 Year Index	14.71%	6.25%	7.10%
Consumer Price Index + 500 Basis points	9.28%	8.26%	8.31%
Lipper Flexible Portfolio Funds Average	1.94%	11.66%	10.09%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.755%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

PIMCO Funds Allocation‡

Real Return Fund	12.4%
Real Return Asset Fund	12.2%
Developing Local Markets Fund	10.0%
Emerging Local Bond Fund	8.6%
Floating Income Fund	8.2%
Emerging Markets Bond Fund	7.0%
Total Return Fund	6.9%
Low Duration Fund	5.6%
Other	29.1%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,014.28	$1,019.45
Expenses Paid During Period†	$5.59	$5.61

† Expenses are equal to the net annualized expense ratio of 1.111% for Class R, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses attributable to advisory and administrative fees are currently capped at 0.64% of the total assets invested in underlying Funds. The annualized expense ratio of 1.111% for Class R reflects net annualized expenses after application of an Advisory Fee waiver of 0.01%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	Class R:	PFRRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non U.S.) countries, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	An overweight to U.S. duration and a curve-steepening bias from March 2007 through February 2008 contributed to returns as U.S. yields declined and the yield curve steepened over that time frame.

•	An overweight to U.K. duration in September 2007 through March 2008 and a curve- steepening bias for the entire year benefited performance as U.K. yields declined and the curve steepened.

•	An overweight to Eurozone duration from November 2007 through March 2008 benefited performance as Eurozone yields declined.

•	Exposure to U.K. swap spreads throughout the year detracted from performance as U.K. swap spreads widened versus U.K. Gilts.

•	An overweight to mortgage-backed securities detracted from performance as mortgages underperformed U.S. Treasuries over the year.

•	An allocation to bank capital securities from October 2007 to March 2008 detracted from performance as their spreads widened versus U.S. Treasuries.

•

A long position in foreign currencies, such as the Australian dollar, the Brazilian real, the Malaysia ringgit and the Russian ruble, versus the U.S dollar added to returns as these currencies appreciated versus the U.S. dollar over the fiscal year.

•	A short position in the British pound and a long position in the Korean won detracted from returns as the British pound appreciated versus the U.S. dollar while the Korean won declined for the period.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (12/02/92)*
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	5.25%	3.93%	5.21%	7.13%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	6.37%	4.35%	5.69%	7.18%
Lipper International Income Funds Average	14.70%	6.97%	6.10%	6.50%

All Fund returns are net of fees and expenses.

* The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.20%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

United States	50.1%
Japan	18.2%
Germany	8.2%
France	5.3%
Short-Term Instruments	4.2%
Other	14.0%
‡	% of Total Investments as of 03/31/2008

	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,045.88	$1,015.60
Expenses Paid During Period†	$9.62	$9.47

† Expenses are equal to the net annualized expense ratio of 1.88% for Class R, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	7

PIMCO High Yield Fund
	Class R:	PHYRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment-grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•	As the home construction and building products sectors underperformed the high-yield market, an underweight to both industry categories was a significant contributor to relative performance.

•	Security selection in the energy sector benefited performance as pipelines outperformed the broader sector by nearly 1.00%.

•	An overweight to healthcare, one of the best performing sectors over the twelve-month period, added to returns.

•	An underweight to consumer non-cyclicals, which outperformed the pharmaceuticals sector, detracted from performance.

•	As the metals and mining sector posted relatively strong returns, alongside a rally in commodities, an underweight to the sector detracted from relative returns.

•	Exposure to BBB-rated issues, which outperformed all lower-quality tiers of the corporate market, benefited performance.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (12/15/92)*
PIMCO High Yield Fund Class R	-0.96%	7.49%	5.02%	7.50%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	-1.55%	7.83%	5.03%	7.26%
Lipper High Current Yield Funds Average	-4.56%	7.40%	3.32%	6.04%

All Fund returns are net of fees and expenses

* The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares maybe worth more or less than original cost when redeemed. Current performance maybe lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	62.4%
Short-Term Instruments	12.2%
U.S. Government Agencies	9.8%
Bank Loan Obligations	6.0%
Foreign Currency-Denominated Issues	3.6%
Other	6.0%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$982.50	$1,019.25
Expenses Paid During Period†	$5.70	$5.81

† Expenses are equal to the net annualized expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Income Fund
	Class R:	PONRX

Portfolio Insights

•

The Fund seeks to maximize current income by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

The Fund’s above-benchmark duration in the first nine months delivered positive returns. However, the Fund’s lower than index duration during the first quarter of 2008 detracted from performance as rates declined substantially.

•	Curve steepening strategies benefited returns as the yield curve steepened during the period.

•	An overweight to mortgage-backed securities was the primary detractor to Fund performance as spreads widened significantly during the period.

•	An overweight to corporates detracted from performance as spreads widened.

•	Positions in high yield and emerging markets detracted from performance as spreads widened.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Fund Inception (03/30/07)*
PIMCO Income Fund Class R	4.41%	4.40%
Lehman Brothers U.S. Aggregate Index	7.67%	7.65%
Lipper Multi-Sector Income Funds Average	1.81%	1.81%

All Fund returns are net of fees and expenses.

* The Fund began operations on 03/30/07. Index comparisons began on 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.17%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	65.4%
Corporate Bonds & Notes	12.3%
Mortgage-Backed Securities	9.5%
Short-Term Instruments	6.2%
Asset-Backed Securities	4.1%
Other	2.5%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,023.83	$1,015.75
Expenses Paid During Period†	$9.36	$9.32

† Expenses are equal to the net annualized expense ratio of 1.85% for Class R, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio of 1.85% for Class R reflects net annualized expenses after application of an expense reduction of 2.64%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	9

PIMCO Low Duration Fund
	Class R:	PLDRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Above-benchmark duration exposure benefited performance as interest rates declined during the period.

•	An emphasis on the shorter end of the yield curve added to returns as the yield curve steepened during the period.

•	An emphasis on mortgage-backed securities detracted from returns as mortgage-backed securities underperformed U.S. Treasuries.

•	Exposure to the high-yield and corporate sectors detracted from performance as these sectors underperformed U.S. Treasuries.

•	A small exposure to emerging markets detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Tactical exposure to non-U.S. issues, with a focus on shorter-maturity U.K. securities, detracted from returns as these positions underperformed comparable U.S. Treasuries.

•	Exposure to a basket of currencies contributed to performance as the U.S. dollar weakened during the period.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)*
PIMCO Low Duration Fund Class R	6.93%	2.97%	4.42%	6.02%
Merrill Lynch 1-3 Year U.S. Treasury Index	8.99%	3.61%	4.91%	6.14%
Lipper Short Investment Grade Debt Funds Average	2.16%	2.50%	4.08%	5.49%

All Fund returns are net of fees and expenses.

* The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.10%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	34.6%
Corporate Bonds & Notes	25.3%
Short-Term Instruments	16.0%
Mortgage-Backed Securities	13.4%
Asset-Backed Securities	7.6%
Other	3.1%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,037.77	$1,019.50
Expenses Paid During Period†	$5.60	$5.55

† Expenses are equal to the net annualized expense ratio of 1.10% for Class R, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Real Return Fund
	Class R:	PRRRX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An overweight to U.S. Treasury Inflation-Protected Securities (“TIPS) versus U.S. nominal bonds in July 2007 through November 2007 benefited performance as U.S. TIPS outperformed nominal bonds over the period.

•	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield fell more than the 30-year U.S. Treasury yield over the period.

•	A U.K. nominal yield curve steepening bias benefited performance as the two-year U.K. Gilt yield fell more than the 30-year yield over the period.

•	Exposure to emerging market currencies benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

•	Holdings of U.S. mortgage-backed securities detracted from performance as they underperformed like-duration U.S. Treasuries.

•	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts in the region.

•	Modest allocations to Japanese ILBs versus nominal bonds in August 2007 through March 2008 detracted from performance as ILBs underperformed their nominal counterparts in Japan.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (01/29/97)*
PIMCO Real Return Fund Class R	14.05%	6.29%	7.88%	7.40%
Lehman Brothers U.S. TIPS Index	14.54%	6.75%	7.96%	7.37%
Lipper Treasury Inflation Protected Securities Funds Average	12.62%	5.94%	7.20%	6.93%

All Fund returns are net of fees and expenses

* The Fund began operations on 01/29/97. Index comparisons began on 01/31/97

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	51.5%
U.S. Government Agencies	20.8%
Short-Term Instruments	18.6%
Corporate Bonds & Notes	4.3%
Foreign Currency-Denominated Issues	2.4%
Other	2.4%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,106.84	$1,019.25
Expenses Paid During Period†	$6.06	$5.81

† Expenses are equal to the net annualized expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	11

PIMCO Short-Term Fund
	Class R:	PTSRX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-benchmark U.S. duration slightly benefited returns as interest rates declined across the yield curve during the period.

•	Curve steepening strategies added to returns as the yield curve steepened during the period.

•	Exposure to U.K. short-term rates during the first quarter of 2008 modestly benefited performance as rates declined.

•	Positions in spread sectors, including mortgage-backed securities and corporate bonds, were the primary drivers of underperformance as spreads widened significantly.

•	Exposure to a basket of foreign currencies added to returns as the U.S. dollar depreciated versus emerging market currencies during the period.

Average Annual Total Return for the period ended March 31, 2008

	1 Year	5 Years	10 Years	Fund Inception (10/07/87)*
PIMCO Short-Term Fund Class R	3.07%	2.43%	3.56%	4.84%
Citigroup 3-Month Treasury Bill Index	4.19%	3.03%	3.56%	4.61%
Lipper Ultra-Short Obligations Funds Average	-0.24%	2.05%	3.49%	4.61%

All Fund returns are net of fees and expenses.

* The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.05%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	48.9%
Corporate Bonds & Notes	22.7%
Mortgage-Backed Securities	11.3%
Asset-Backed Securities	8.7%
Short-Term Instruments	5.8%
Other	2.6%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,011.93	$1,019.65
Expenses Paid During Period†	$5.38	$5.40

† Expenses are equal to the net annualized expense ratio of 1.07% for Class R, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO StocksPLUS® Fund
	Class R:	PSPRX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of the S&P 500 Index, by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a short duration portfolio of fixed-income instruments.

•

The S&P 500 Index posted a total return of -5.08% for the twelve-month period ended March 31, 2008, led by a significant decline in stocks within the financial sector. This detracted from total return performance of the Fund through the Fund’s derivative exposure to the Index.

•	U.S. duration exposure benefited performance as U.S. Treasury rates declined substantially, amid the Federal Reserve’s reduction of the Federal Funds Rate, totaling 3.00% for the period.

•	Curve steepening strategies added to returns as the two- to 30-year U.S. Treasury yield curve steepened during the period.

•	Exposure to U.K. short-maturity rates during the first quarter of 2008 benefited returns as the relevant rates declined during this period.

•	Positions in spread sectors, including mortgage-backed securities and corporates, were a significant detractor from performance as spreads widened.

•	Exposure to a basket of emerging market currencies added to returns as emerging market currencies generally appreciated versus the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (05/13/93)*
PIMCO StocksPLUS® Fund Class R	-5.56%	9.95%	2.99%	9.40%
S&P 500 Index	-5.08%	11.32%	3.50%	9.69%
Lipper Large-Cap Core Funds Average	-5.54%	10.13%	2.74%	8.50%

All Fund returns are net of fees and expenses.

* The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	34.1%
Short-Term Instruments	21.6%
U.S. Government Agencies	18.6%
Mortgage-Backed Securities	11.8%
Asset-Backed Securities	7.3%
Other	6.6%
‡	% of Total Investments as of 03/31/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$870.76	$1,018.05
Expenses Paid During Period†	$6.50	$7.01

† Expenses are equal to the net annualized expense ratio of 1.39% for Class R, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25 % per annum.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2008	13

PIMCO Total Return Fund
	Class R:	PTRRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Tactical management of duration, which was primarily underweight versus the benchmark, detracted from performance as the ten-year U.S. Treasury yield was volatile during the period and as yields declined.

•	A curve steepening bias in the U.S. and U.K. benefited performance as yield curves steepened dramatically in these countries, as measured by the difference between two- and 30-year yields.

•	An overweight to mortgage-backed securities detracted from returns as this sector underperformed like-duration U.S. Treasuries.

•	An underweight to corporate securities benefited performance as this sector underperformed like-duration U.S. Treasuries.

•	A modest allocation to high-yield corporate bonds detracted from performance as they underperformed U.S. Treasuries.

•	Exposure to emerging market bonds detracted from returns as the sector trailed like-duration U.S. Treasuries.

•	Substituting real return bonds for nominal U.S. Treasuries benefited performance as U.S. Treasury Inflation-Protected Securities outperformed conventional, non-inflation linked U.S. Treasuries.

•	Exposure to a variety of foreign currencies, with an emphasis on the Brazilian real and a basket of Asian currencies, benefited returns as these currencies appreciated relative to the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)*
PIMCO Total Return Fund Class R	10.02%	4.81%	6.14%	7.65%
Lehman Brothers U.S. Aggregate Index	7.67%	4.58%	6.04%	7.53%
Lipper Intermediate Investment Grade Debt Funds Average	3.73%	3.58%	5.09%	6.83%

All Fund returns are net of fees and expenses.

* The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies±	60.4%
Corporate Bonds & Notes	23.1%
Short-Term Instruments	5.7%
Mortgage-Backed Securities	3.0%
Foreign Currency-Denominated Issues	3.0%
Other	4.8%
‡	% of Total Investments as of 03/31/2008

±	Includes mortgage-backed securities of U.S. Government Agencies not backed by the full faith and credit of the U.S. Government.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,069.90	$1,018.75
Expenses Paid During Period†	$6.47	$6.31

† Expenses are equal to the net annualized expense ratio of 1.25% for Class R, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

Benchmark Descriptions

Index	Description

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch 1-3 Year U.S. Treasury Index	Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Annual Report	March 31, 2008	15

Schedule of Investments  All Asset Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 99.9%
CommodityRealReturn Strategy Fund®	25,287,579	$463,269
Convertible Fund	20,381,801	266,390
Developing Local Markets Fund	138,163,026	1,493,542
Diversified Income Fund	43,384,168	464,645
Emerging Local Bond Fund	129,842,384	1,281,544
Emerging Markets Bond Fund	97,503,971	1,041,342
Floating Income Fund	135,431,353	1,225,654
Foreign Bond Fund (Unhedged)	4,727,129	54,551
Fundamental Advantage Total Return Strategy Fund	31,727,003	317,270
Fundamental IndexPLUS™ Fund	24,389,495	232,188
Fundamental IndexPLUS™ TR Fund	37,330,049	351,649
Global Bond Fund (Unhedged)	2,581,618	28,372
GNMA Fund	10,933,722	124,316
High Yield Fund	36,789,403	338,463
Income Fund	20,109,208	199,483
International StocksPLUS® TR Strategy Fund (Unhedged)	5,437,138	51,925
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	18,396,867	189,672
Long Duration Total Return Fund	9,631,209	101,224
Long-Term U.S. Government Fund	43,771,739	494,621
Low Duration Fund	82,746,290	839,047
Mortgage-Backed Securities Fund	19,203,489	208,934
Real Return Asset Fund	150,781,186	1,816,913
Real Return Fund	160,638,777	1,839,314
RealEstateRealReturn Strategy Fund	56,538,088	342,055
Short-Term Fund	2,413,583	23,677
Small Cap StocksPLUS® TR Strategy Fund	1,332,281	12,084
StocksPLUS® Fund	1,291,881	12,854
StocksPLUS® Total Return Fund	5,385,322	53,961
Total Return Fund	93,987,532	1,025,404

Total PIMCO Funds (Cost $14,775,605)		14,894,363

Total Investments 99.9% (Cost $14,775,605)		$14,894,363

Other Assets and Liabilities (Net) 0.1%		9,822

Net Assets 100.0%		$14,904,185

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

16	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged)	March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.3%

Mizuho Finance Aruba AEC
2.560% due 05/29/2049	JPY	500,000	$5,039

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	2,038

Total Aruba (Cost $6,115)			7,077

AUSTRALIA 1.5%

National Australia Bank Ltd.
2.769% due 06/19/2017		$500	467
2.926% due 06/29/2016		5,600	5,251

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	2,969

Queensland Treasury Corp.
6.000% due 06/14/2011		30,000	26,815

Seven Media Group
9.392% due 02/07/2013		1,524	1,288
9.402% due 02/07/2013		6,095	5,153
9.835% due 02/07/2013		191	161

Total Australia (Cost $40,847)			42,104

AUSTRIA 0.8%

Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	20,988

Total Austria (Cost $13,683)			20,988

BELGIUM 0.3%

Belgium Government Bond
7.500% due 07/29/2008	EUR	6,100	9,732

Total Belgium (Cost $5,564)			9,732

CANADA 2.7%

Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	49,400	50,297

Glacier Credit Card Trust
5.027% due 02/20/2013		6,400	6,315

Province of Ontario Canada
6.200% due 06/02/2031		2,200	2,625

Province of Quebec Canada
5.000% due 12/01/2038		9,900	9,981
5.750% due 12/01/2036		2,600	2,914

Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	2,099

Total Canada (Cost $73,996)			74,231

CAYMAN ISLANDS 1.9%

Foundation Re II Ltd.
9.820% due 11/26/2010		$1,650	1,685

Green Valley Ltd.
8.376% due 01/10/2011	EUR	2,400	3,819

Longpoint Re Ltd.
8.050% due 05/08/2010		$2,900	2,940

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	400,000	4,012
1.466% due 12/31/2049		300,000	3,042

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$4,300	4,285

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$10,700	$8,735

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	3,695

Mystic Re Ltd.
9.390% due 12/05/2008		$750	744

Pylon Ltd.
8.517% due 12/29/2008	EUR	1,350	2,142

Residential Reinsurance 2005 Ltd.
8.526% due 06/06/2008		$1,000	1,000

Residential Reinsurance 2007 Ltd.
10.826% due 06/07/2010		6,300	6,420

SHL Corp. Ltd.
1.666% due 12/25/2024	JPY	5,833	58

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	4,734

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,996

Vita Capital III Ltd.
5.829% due 01/01/2011		$4,000	3,913

Total Cayman Islands (Cost $55,800)			54,220

DENMARK 0.8%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	804	176

Nykredit Realkredit A/S
4.000% due 01/01/2010		2,000	420
5.000% due 10/01/2038		11,997	2,393
6.000% due 10/01/2029		1,410	308

Realkredit Danmark A/S
5.000% due 10/01/2038		98,079	19,596

Total Denmark (Cost $19,590)			22,893

FRANCE 8.3%

AXA S.A.
3.750% due 01/01/2017	EUR	828	1,648

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		6,500	8,728

Credit Agricole S.A.
3.090% due 05/28/2009		$2,700	2,703
6.637% due 05/29/2049		6,400	4,967

France Government Bond
4.000% due 04/25/2009	EUR	5,185	8,203
4.000% due 10/25/2009		30,070	47,686
4.000% due 04/25/2014		38,275	60,964
4.000% due 10/25/2014		11,200	17,802
4.000% due 10/25/2038		4,000	5,644
4.000% due 04/25/2055		600	836
4.750% due 04/25/2035		1,000	1,602
5.250% due 04/25/2008		26,800	42,333
5.750% due 10/25/2032		11,800	21,560
6.000% due 10/25/2025		3,400	6,314

Total France (Cost $227,602)			230,990

GERMANY 12.8%

Deutsche Bank AG
5.375% due 10/12/2012		$6,200	6,489
6.000% due 09/01/2017		5,700	5,949

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	1,430	2,258

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Republic of Germany
3.750% due 01/04/2017	EUR	11,300	$17,627
4.000% due 01/04/2037		3,900	5,627
4.750% due 07/04/2034		4,300	6,981
5.000% due 07/04/2011		100	165
5.375% due 01/04/2010		4,100	6,664
5.500% due 01/04/2031		23,150	41,297
5.625% due 01/04/2028		26,770	48,233
6.250% due 01/04/2024		7,600	14,512
6.250% due 01/04/2030		5,512	10,688
6.500% due 07/04/2027		95,560	189,172

Total Germany (Cost $345,744)			355,662

ICELAND 0.2%

Glitnir Banki HF
4.421% due 01/18/2012		$3,700	2,801

Landsbanki Islands HF
3.792% due 08/25/2009		2,400	2,177

Total Iceland (Cost $6,120)			4,978

IRELAND 0.8%

Atlas Reinsurance PLC
8.690% due 01/10/2010	EUR	2,000	3,213

Celtic Residential Irish Mortgage Securitisation
4.535% due 06/13/2035		1,349	2,066

Emerald Mortgages PLC
4.569% due 04/15/2028		1,106	1,745
4.569% due 02/15/2035		332	506

Immeo Residential Finance PLC
4.766% due 12/15/2016		4,301	6,098

Osiris Capital PLC
9.258% due 01/15/2010		$1,000	1,011

SC Germany Auto
4.333% due 08/11/2015	EUR	4,661	7,234

Total Ireland (Cost $19,689)			21,873

ITALY 0.3%

Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	5,593
5.500% due 11/01/2010		1,700	2,794

Total Italy (Cost $7,815)			8,387

JAPAN 28.4%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	442

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,504

Japan Government Bond
1.100% due 09/20/2012	JPY	5,920,000	60,431
1.500% due 03/20/2011		4,130,000	42,465
1.500% due 03/20/2014		6,760,000	70,617
1.600% due 06/20/2014		2,540,000	26,701
1.800% due 06/20/2017		10,700,000	113,064
2.300% due 06/20/2035		7,380,000	73,196
2.400% due 03/20/2034		2,470,000	25,108
2.500% due 09/20/2035		4,570,000	47,223
2.500% due 06/20/2036		4,490,000	46,214
2.500% due 09/20/2036		4,840,000	49,789
2.500% due 09/20/2037		40,000	411

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,087,560	10,718
1.000% due 06/10/2016		3,491,140	34,722

See Accompanying Notes	Annual Report	March 31, 2008	17

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.100% due 12/10/2016	JPY	6,092,160	$61,051
1.200% due 03/10/2017		50,250	507
1.200% due 06/10/2017		10,211,100	102,494
1.200% due 12/10/2017		120,240	1,205

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	4,745

Sumitomo Mitsui Banking Corp.
1.746% due 12/31/2049	JPY	400,000	4,020
1.850% due 09/29/2049		100,000	1,006
1.880% due 12/01/2049		600,000	6,065
5.625% due 07/29/2049		$1,300	1,102

Total Japan (Cost $704,165)			790,800

JERSEY, CHANNEL ISLANDS 0.3%

Haus Ltd.
4.512% due 12/10/2037	EUR	1,825	2,852

Lloyds TSB Capital
7.375% due 12/29/2049		500	796

UBS Capital Ltd.
7.152% due 12/29/2049		4,100	5,711

Total Jersey, Channel Islands (Cost $8,237)			9,359

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,737

Total Liberia (Cost $1,764)			1,737

LUXEMBOURG 0.0%

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008		$900	899

Total Luxembourg (Cost $900)			899

MEXICO 0.1%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$3,200	2,967

Total Mexico (Cost $3,200)			2,967

NETHERLANDS 0.8%

Delphinus BV
4.568% due 04/25/2093	EUR	1,500	2,336

Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$1,900	2,286

Dutch Mortgage Portfolio Loans BV
4.608% due 11/20/2035	EUR	936	1,416

Dutch Mortgage-Backed Securities BV
4.970% due 10/02/2079		2,432	3,755

Generali Finance BV
5.479% due 02/28/2049		2,300	3,157

Holland Euro-Denominated Mortgage-Backed Series
4.779% due 04/18/2012		589	918

Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,940

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009		$4,400	4,405

Total Netherlands (Cost $19,701)			22,213

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NETHERLANDS ANTILLES 0.1%

BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	$2,012

Total Netherlands Antilles (Cost $1,703)			2,012

NEW ZEALAND 0.1%

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	2,105

Total New Zealand (Cost $1,232)			2,105

RUSSIA 0.3%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	993

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		$4,733	4,726

VTB Capital S.A.
6.875% due 12/11/2008		1,400	1,420

Total Russia (Cost $6,973)			7,139

SPAIN 1.1%

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$6,700	6,050

Spain Government Bond
4.200% due 07/30/2013	EUR	2,200	3,529
4.200% due 01/31/2037		2,300	3,325
5.350% due 10/31/2011		11,100	18,381

Total Spain (Cost $23,649)			31,285

SUPRANATIONAL 0.0%

European Investment Bank
6.250% due 04/15/2014	GBP	500	1,074

Total Supranational (Cost $1,057)			1,074

SWITZERLAND 0.2%

UBS AG
5.875% due 12/20/2017		$6,000	6,149

Total Switzerland (Cost $5,993)			6,149

TUNISIA 0.2%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	6,200

Total Tunisia (Cost $5,565)			6,200

UNITED KINGDOM 7.3%

Barclays Bank PLC
6.050% due 12/04/2017		$19,650	19,214
7.434% due 09/29/2049		3,300	2,989

Bauhaus Securities Ltd.
4.698% due 10/30/2052	EUR	1,570	2,466

HBOS PLC
5.920% due 09/29/2049		$14,000	10,317

HSBC Holdings PLC
6.500% due 05/02/2036		12,400	12,034

National Grid PLC
4.980% due 06/22/2011 (j)	CAD	4,900	4,797

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	4,300	$6,072

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,396

United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	29,556
4.750% due 06/07/2010		26,860	54,257
5.000% due 03/07/2012		12,830	26,487
8.000% due 09/27/2013		14,100	33,438

Total United Kingdom (Cost $201,051)			203,023

UNITED STATES 78.3%

ASSET-BACKED SECURITIES 1.0%

Amortizing Residential Collateral Trust
2.889% due 07/25/2032		$9	8

Amresco Residential Securities Mortgage Loan Trust
3.539% due 06/25/2029		221	211

Bear Stearns Asset-Backed Securities Trust
2.929% due 10/25/2032		100	86
2.999% due 10/27/2032		166	155

Citicorp Residential Mortgage Securities, Inc.
2.689% due 03/25/2037		7,611	7,285

Countrywide Asset-Backed Certificates
2.699% due 09/25/2047		9,828	9,319

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032		89	80

First Alliance Mortgage Loan Trust
2.766% due 12/20/2027		16	16

Mesa Trust Asset-Backed Certificates
2.999% due 12/25/2031		400	396

Residential Asset Securities Corp.
3.099% due 07/25/2032		287	261

SLM Student Loan Trust
3.321% due 10/27/2014		3,880	3,862
3.800% due 12/15/2038		3,000	2,933

Wells Fargo Home Equity Trust
2.829% due 10/25/2035		3,698	3,561

			28,173

BANK LOAN OBLIGATIONS 1.1%

Daimler Finance North America LLC
6.800% due 08/03/2012		18,408	15,311

Ford Motor Co.
5.800% due 12/15/2013		2,173	1,786

Georgia-Pacific Corp.
4.446% due 12/20/2012		376	349
4.740% due 12/20/2012		4,048	3,760
4.835% due 12/20/2012		476	442

HCA, Inc.
4.946% due 11/16/2013		4,752	4,377

Metro-Goldwyn-Mayer, Inc.
2.941% due 10/03/2011		100	80
3.468% due 10/03/2011		100	80

MGM Mirage
2.904% due 10/03/2011		200	178
3.414% due 10/03/2011		200	178
4.405% due 10/03/2011		100	89
6.494% due 10/03/2011		300	267

NRG Energy, Inc.
4.196% due 02/01/2013		948	890

TXU Technology
6.596% due 10/10/2014		3,000	2,731

			30,518

18	PIMCO Funds	See Accompanying Notes

March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.546% due 07/07/2008		$7,000	$6,954

CORPORATE BONDS & NOTES 14.8%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,448

American Express Co.
7.000% due 03/19/2018		13,900	14,629

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,500	6,562
5.850% due 01/16/2018		$6,400	6,297

Amgen, Inc.
3.170% due 11/28/2008		2,700	2,697

Anadarko Petroleum Corp.
6.125% due 03/15/2012		2,600	2,763

AT&T, Inc.
3.278% due 11/14/2008		500	500
5.500% due 02/01/2018		16,200	15,898
6.300% due 01/15/2038		11,100	10,771

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,027

Bank of America Corp.
3.155% due 11/06/2009		7,500	7,448
4.750% due 05/23/2017	EUR	12,700	18,843

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		$12,000	12,021

BellSouth Corp.
5.200% due 09/15/2014		3,000	3,000

Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,031

Charter One Bank N.A.
3.294% due 04/24/2009		13,550	13,472

CIT Group, Inc.
3.190% due 08/17/2009		7,800	6,555

Citigroup Capital XXI
8.300% due 12/21/2057		18,600	18,382

Citigroup, Inc.
6.000% due 08/15/2017		7,000	6,919

CNA Financial Corp.
6.000% due 08/15/2011		3,600	3,703

Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,522

CSX Corp.
6.750% due 03/15/2011		2,500	2,644

CVS Caremark Corp.
5.750% due 08/15/2011		900	943

Daimler Finance North America LLC
3.218% due 03/13/2009		6,600	6,520
4.875% due 06/15/2010		1,000	1,007
5.750% due 09/08/2011		1,500	1,534

EchoStar DBS Corp.
5.750% due 10/01/2008		410	409
6.375% due 10/01/2011		700	674

Exelon Corp.
6.750% due 05/01/2011		900	951

Ford Motor Credit Co. LLC
5.625% due 10/01/2008		400	393
5.800% due 01/12/2009		600	572
6.625% due 06/16/2008		2,300	2,274

Freeport-McMoRan Copper & Gold, Inc.
8.394% due 04/01/2015		1,100	1,083

GATX Financial Corp.
5.125% due 04/15/2010		500	506

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

General Electric Capital Corp.
2.941% due 12/12/2008		$4,800	$4,810
4.625% due 09/15/2066	EUR	700	960
6.375% due 11/15/2067		$7,900	7,747

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,910

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	3,002
6.000% due 04/01/2011		$6,700	5,198
6.000% due 12/15/2011		4,300	3,219
6.750% due 12/01/2014		2,800	1,985
7.000% due 02/01/2012		3,200	2,437

Goldman Sachs Group, Inc.
3.049% due 03/22/2016		2,900	2,525
5.375% due 02/15/2013	EUR	2,000	3,039
6.250% due 09/01/2017		$700	706

HCP, Inc.
5.950% due 09/15/2011		1,000	971

Humana, Inc.
6.300% due 08/01/2018		1,800	1,794

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,859
5.400% due 02/15/2012		2,700	2,667

JPMorgan & Co., Inc. CPI Linked Bond
5.886% due 02/15/2012		4,670	4,811

JPMorgan Chase & Co.
3.125% due 05/07/2010		8,900	8,790
6.000% due 01/15/2018		10,000	10,455

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,500	3,119
6.000% due 10/01/2017		$7,400	7,732

JPMorgan Chase Capital XX
6.550% due 09/29/2036		4,800	4,213

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,597

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		3,000	2,979
6.950% due 01/15/2038		9,000	8,860

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013		6,800	6,622

Lennar Corp.
5.950% due 10/17/2011		900	765

Loews Corp.
5.250% due 03/15/2016		1,200	1,202

Macys Retail Holdings, Inc.
4.800% due 07/15/2009		900	890

Marriott International, Inc.
6.375% due 06/15/2017		4,300	4,279

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,198

Masco Corp.
5.875% due 07/15/2012		1,000	1,009

Merrill Lynch & Co., Inc.
3.158% due 08/14/2009		3,800	3,723

Mizuho JGB Investment LLC
9.870% due 12/29/2049		1,200	1,205

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,407

Morgan Stanley
3.212% due 05/07/2009		6,400	6,295
4.738% due 10/15/2015		5,100	4,136
6.250% due 08/28/2017		1,300	1,296

NGPL Pipe Co. LLC
7.768% due 12/15/2037		6,600	6,803

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

NiSource Finance Corp.
5.400% due 07/15/2014		$1,200	$1,188

Omnicom Group, Inc.
5.900% due 04/15/2016		1,000	996

Prudential Financial, Inc.
6.625% due 12/01/2037		7,000	6,936

Qwest Communications International, Inc.
6.565% due 02/15/2009		200	199

Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,900	3,246

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,186

Reynolds American, Inc.
3.500% due 06/15/2011		800	752
6.750% due 06/15/2017		700	712

Ryder System, Inc.
3.500% due 03/15/2009		900	905

SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	6,687

Southwest Airlines Co.
6.500% due 03/01/2012		500	517

Sprint Capital Corp.
8.750% due 03/15/2032		800	677

SUPERVALU, Inc.
7.500% due 11/15/2014		400	406

Time Warner, Inc.
3.300% due 11/13/2009		3,400	3,257

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,530	3,547

U.S. Bancorp
2.708% due 04/28/2009		8,200	8,155

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,881

UnitedHealth Group, Inc.
6.000% due 02/15/2018		$14,700	14,436
6.875% due 02/15/2038		1,800	1,725

Verizon Communications, Inc.
6.400% due 02/15/2038		15,000	14,655

Viacom, Inc.
5.750% due 04/30/2011		6,100	6,171

Wells Fargo & Co.
4.375% due 01/31/2013		5,600	5,580

Xerox Corp.
9.750% due 01/15/2009		2,600	2,702

			410,729

MORTGAGE-BACKED SECURITIES 8.5%

Adjustable Rate Mortgage Trust
5.133% due 09/25/2035		733	712

American Home Mortgage Assets Trust
5.246% due 11/25/2046		3,051	2,432

Banc of America Funding Corp.
6.142% due 01/20/2047		956	829

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		4,621	4,250

BCAP LLC Trust
2.769% due 01/25/2037		11,662	8,228

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		15,729	15,044
4.409% due 05/25/2034		1,645	1,618
4.488% due 02/25/2034		178	166
4.550% due 08/25/2035		12,631	12,186
4.641% due 10/25/2033		976	934
4.641% due 05/25/2034		914	890

See Accompanying Notes	Annual Report	March 31, 2008	19

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Alt-A Trust
5.706% due 09/25/2035	$5,156	$4,241
5.808% due 11/25/2036	7,091	5,556
5.936% due 02/25/2036	9,036	6,685

Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	6,100	6,012

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	10,707	10,171

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,787	3,598
4.748% due 08/25/2035	4,222	4,196
4.900% due 10/25/2035	15,090	14,409
4.900% due 12/25/2035	718	684

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	12,800	12,381

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	2,939

Countrywide Alternative Loan Trust
5.250% due 06/25/2035	1,075	942
6.000% due 01/25/2037	3,903	3,153

Countrywide Home Loan Mortgage Pass-Through Trust
2.919% due 03/25/2035	62	46
4.800% due 11/25/2034	1,459	1,371
6.136% due 08/25/2034	428	383

CS First Boston Mortgage Securities Corp.
4.099% due 08/25/2033	822	764
4.938% due 12/15/2040	434	432
5.104% due 07/25/2033	164	158
5.638% due 05/25/2032	69	69

First Horizon Asset Securities, Inc.
4.398% due 12/25/2033	1,023	985
4.749% due 07/25/2033	212	211
5.370% due 08/25/2035	690	650

GE Capital Commercial Mortgage Corp.
5.333% due 11/10/2045	3,300	3,321

GMAC Mortgage Corp. Loan Trust
4.323% due 06/25/2034	162	130
5.500% due 09/25/2034	2,926	2,878

Greenpoint Mortgage Funding Trust
2.869% due 11/25/2045	396	328

Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	183	175

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	3,998

GSR Mortgage Loan Trust
4.513% due 03/25/2033	1,184	1,114
4.539% due 09/25/2035	1,928	1,817

Harborview Mortgage Loan Trust
2.749% due 01/19/2038	2,936	2,236
5.076% due 05/19/2033	1,585	1,536
5.137% due 07/19/2035	302	289

Impac CMB Trust
4.135% due 07/25/2033	171	161

Indymac Index Mortgage Loan Trust
5.051% due 12/25/2034	384	350

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,433	2,174

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,927
6.465% due 11/15/2035	10,100	10,380

JPMorgan Mortgage Trust
4.389% due 11/25/2033	994	946
5.023% due 02/25/2035	2,460	2,239

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	$431	$430

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	1,400	1,342

MASTR Asset Securitization Trust
5.500% due 11/25/2017	756	745

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	2,700	2,618
5.414% due 07/12/2046	7,200	7,079
5.957% due 08/12/2049	6,000	6,066

Merrill Lynch Mortgage Investors, Inc.
2.849% due 08/25/2036	726	496
6.852% due 02/25/2033	580	580

MLCC Mortgage Investors, Inc.
3.198% due 03/15/2025	472	381
4.250% due 10/25/2035	7,428	6,980

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	7,702	6,291

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	716	606
6.500% due 03/25/2032	302	289

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	688	616
4.590% due 04/25/2034	924	874

Structured Asset Mortgage Investments, Inc.
2.809% due 05/25/2046	1,619	1,227

WaMu Mortgage Alternative Pass-Through Certificates
5.266% due 07/25/2046	1,521	971

WaMu Mortgage Pass-Through Certificates
2.859% due 11/25/2045	1,104	892
2.909% due 01/25/2045	1,323	1,056
3.139% due 12/25/2027	4,150	3,770
4.208% due 06/25/2033	453	452
5.220% due 02/27/2034	1,254	1,193
5.718% due 05/25/2041	25	23

Wells Fargo Mortgage-Backed Securities Trust
4.615% due 06/25/2035	15,440	14,742
4.950% due 03/25/2036	11,581	11,040
5.773% due 04/25/2036	1,216	976

		237,059

MUNICIPAL BONDS & NOTES 1.5%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	10,600	9,742

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	4,100	4,031
5.000% due 06/01/2037	1,000	974
5.000% due 11/01/2037	700	682

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.248% due 01/01/2014	830	659

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,101

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,200	1,061

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	829

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,436

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	$20	$23

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,310

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,725	1,690

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	200

Metropolitan Water District of Southern California State Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	532

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	600	506

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	306
5.500% due 06/01/2017	600	622

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	3,500	3,511

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	122

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2025	8,300	3,206

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,200	5,919

		40,462

	SHARES
PREFERRED STOCKS 0.2%

DG Funding Trust
4.946% due 12/31/2049	640	6,672

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 48.7%

Fannie Mae
2.719% due 03/25/2034	$237	228
4.196% due 11/01/2034	8,737	8,823
4.933% due 12/01/2034	1,654	1,664
5.000% due 05/11/2017 - 04/01/2038	23,003	23,989
5.000% due 08/01/2035 - 03/01/2036 (e)	25,318	25,100
5.500% due 01/01/2023 - 04/01/2038	468,450	473,402
5.500% due 11/01/2028 - 09/01/2037 (e)	263,564	266,528
5.627% due 04/01/2032	141	144
5.825% due 01/01/2023	60	61
6.000% due 07/01/2034 - 07/01/2037 (e)	64,857	66,596
6.000% due 11/01/2034 - 07/25/2044	269,616	276,384
6.500% due 02/01/2026 - 04/01/2038	62,524	64,785
6.500% due 12/01/2028 - 07/01/2037 (e)	11,116	11,540
6.915% due 11/01/2022	18	19
6.950% due 08/01/2023	170	174
7.149% due 12/01/2030	25	25

20	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Freddie Mac
3.048% due 02/15/2019	$16,989	$16,884
3.168% due 12/15/2030	967	946
4.361% due 09/01/2035	712	716
5.000% due 03/15/2016 - 08/15/2035	10,000	9,497
5.125% due 11/17/2017	16,000	17,218
5.500% due 08/23/2017 - 04/01/2038	52,000	55,156
5.722% due 10/25/2044	7,061	6,994
7.141% due 06/01/2022	287	294
9.050% due 06/15/2019	4	4

Ginnie Mae
5.125% due 11/20/2021 - 11/20/2030	272	272
5.625% due 07/20/2022 - 08/20/2027	638	643
6.000% due 08/20/2034	6,710	6,869
6.375% due 05/20/2022 - 05/20/2030	1,243	1,271

Small Business Administration
5.980% due 05/01/2022	4,924	5,219
6.344% due 08/01/2011	952	983
6.640% due 02/01/2011	384	399

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tennessee Valley Authority
5.880% due 04/01/2036	$8,145	$9,278
5.980% due 04/01/2036	1,855	2,095

		1,354,200

U.S. TREASURY OBLIGATIONS 2.2%

U.S. Treasury Bonds
8.125% due 05/15/2021	2,601	3,685

U.S. Treasury Notes
2.750% due 02/28/2013	57,000	58,028

		61,713

Total United States (Cost $2,182,417)		2,176,480

SHORT-TERM INSTRUMENTS 6.6%

COMMERCIAL PAPER 1.3%

Bank of America Corp.
2.920% due 08/26/2008	$26,600	26,303

UBS Finance Delaware LLC
2.940% due 06/06/2008	3,800	3,780
3.035% due 06/02/2008	5,700	5,673

		35,756

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.6%

Deutsche Bank AG
1.200% due 04/01/2008	$73,200	$73,200

(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $74,797. Repurchase proceeds are $73,202.)

U.S. TREASURY BILLS 2.7%
1.310% due 05/29/2008 - 06/12/2008 (a)(b)(c)(f)	74,996	74,656

Total Short-Term Instruments (Cost $183,753)		183,612

PURCHASED OPTIONS (h) 1.6%
(Cost $20,509)		43,925

Total Investments 156.2% (Cost $4,194,434)		$4,344,114

Written Options (i) (1.0%) (Premiums $19,581)		(29,227)

Other Assets and Liabilities (Net) (55.2%)		(1,533,895)

Net Assets (d) 100.0%		$2,780,992

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $48,010 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(c)	Securities with an aggregate market value of $4,164 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $7,012 and derivative instruments with an aggregate depreciation of ($9,478) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $372,889 at a weighted average interest rate of 4.516%. On March 31, 2008, securities valued at $369,718 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $3,660 and cash of $37,213 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Short	12/2008	284	$466
90-Day Euribor June Futures	Long	06/2008	317	(189)
90-Day Euribor March Futures	Short	03/2009	143	91
90-Day Euribor March Futures	Short	03/2010	47	10
90-Day Euribor September Futures	Long	09/2008	74	(87)
90-Day Eurodollar December Futures	Long	12/2009	6,069	2,385
90-Day Eurodollar June Futures	Long	06/2008	9	55
90-Day Eurodollar June Futures	Short	06/2009	500	(142)
90-Day Eurodollar March Futures	Long	03/2010	535	105
90-Day Eurodollar September Futures	Long	09/2008	100	55
90-Day Eurodollar September Futures	Long	09/2009	1,470	953
Australia Government 10-Year Bond June Futures	Short	06/2008	385	(89)
Canada Government 10-Year Bond June Futures	Short	06/2008	68	(260)
Euro-Bobl June Futures	Short	06/2008	2,343	3,531
Euro-Bobl June Futures Call Options Strike @ EUR 119.000	Long	06/2008	791	0
Euro-Bobl June Futures Call Options Strike @ EUR 120.000	Long	06/2008	358	0
Euro-Bobl June Futures Call Options Strike @ EUR 122.000	Long	06/2008	931	0
Euro-Bund 10-Year Bond June Futures	Long	06/2008	3,288	(3,323)
Euro-Bund June Futures Put Options Strike @ EUR 105.000	Long	06/2008	1,607	0
Euro-Bund June Futures Put Options Strike @ EUR 106.000	Long	06/2008	1,097	0
Euro-Bund May Futures Call Options Strike @ EUR 119.000	Short	05/2008	200	128
Euro-Schatz June Futures	Short	06/2008	2,991	2,515
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	1,601	0
Euro-Schatz June Futures Put Options Strike @ EUR 109.500	Long	06/2008	41	0
Euro-Schatz June Futures Put Options Strike @ EUR 110.000	Long	06/2008	1,349	0
U.S. Treasury 2-Year Note June Futures	Short	06/2008	1,083	(15)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	4,067	(1,790)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	7,667	17,275

See Accompanying Notes	Annual Report	March 31, 2008	21

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Short	06/2008	802	$(539)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	839	(1,277)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2008	105	72
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	359	(61)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2009	46	(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	844	(173)
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	215	(601)

				$19,082

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	DUB		$1,400	$22
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012	DUB	EUR	1,700	27
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	UBS		$11,700	(51)
Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%	)	03/20/2012	BCLY		2,600	36
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	CITI		2,100	38
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	BOA		2,000	84
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	JPM		1,100	46
Barclays Bank PLC 4.566% due 10/27/2015	Sell	1.480%		03/20/2013	LEH	EUR	4,300	153
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	DUB		$6,500	(46)
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH		3,000	50
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%	)	06/20/2016	UBS		4,300	127
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	LEH		29,600	(29)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	MLP		15,600	16
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	JPM		19,900	23
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	LEH		8,100	16
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	MSC		21,700	50
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	GSC		2,500	92
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	BEAR		3,800	81
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012	MLP	EUR	1,800	39
Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%	)	03/20/2012	BOA		$1,500	79
CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	BEAR		2,700	53
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	RBS		1,000	9
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	BEAR		1,000	3
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	RBS		1,500	10
Deutsche Bank AG 5.500% due 05/18/2011	Buy	(0.930%	)	06/20/2013	CITI		4,900	(11)
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	MSC		1,200	20
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%	)	06/20/2017	BCLY		1,100	20
Exelon Corp. 6.750% due 05/01/2011	Buy	(0.330%	)	06/20/2011	BOA		900	23
Fannie Mae 5.500% due 06/09/2033	Buy	(0.520%	)	06/20/2013	LEH		11,700	5
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.300%		03/20/2009	JPM		6,300	(123)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%		03/20/2009	CITI		11,400	(202)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	3.950%		12/20/2012	UBS		3,000	(470)
GATX Financial Corp. 5.125% due 04/15/2010	Buy	(0.160%	)	06/20/2010	BEAR		500	6
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.320%		03/20/2013	RBS		12,500	33
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	DUB		500	128
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	RBS		3,200	828
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	WAC		1,500	(7)
GMAC LLC 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	MLP		6,700	1,774
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%		03/20/2009	CITI		1,300	(75)
GMAC LLC 6.875% due 08/28/2012	Sell	8.850%		03/20/2009	BOA		700	(39)
GMAC LLC 6.875% due 08/28/2012	Sell	9.500%		03/20/2009	JPM		6,100	(305)
GMAC LLC 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	LEH		4,800	(972)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	DUB		8,200	(22)
Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	BEAR		2,900	221
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	JPM		1,000	110
Humana, Inc. 6.300% due 08/01/2018	Buy	(1.050%	)	09/20/2018	BCLY		1,800	144
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012	GSC	EUR	1,900	5
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	MLP		$2,900	175
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	BCLY		2,700	159
International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	DUB		1,600	123
International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	MSC		1,000	78
International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017	DUB		2,600	358
JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	GSC		500	(11)
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.730%	)	03/20/2018	LEH		5,000	124
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.730%	)	03/20/2018	UBS		3,500	87
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	BOA		5,000	128
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	DUB		1,500	38

22	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012	GSC	EUR	1,800	$33
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	RBS		$2,400	257
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008	BOA		7,700	(67)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	DUB		10,400	(90)
Lennar Corp. 5.950% due 10/17/2011	Buy	(5.750%	)	12/20/2012	MLP		900	30
Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016	BEAR		1,150	27
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	BOA		900	21
Marriott International, Inc. 6.375% due 06/15/2017	Buy	(1.730%	)	06/20/2017	BOA		4,300	177
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	MSC		1,000	90
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	BEAR		1,000	44
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	LEH		2,000	88
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.080%	)	06/20/2017	BOA		2,100	114
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%		06/20/2008	BOA		6,500	(45)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	DUB		10,600	(47)
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.850%	)	06/20/2013	RBS		700	0
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.800%	)	06/20/2013	JPM		1,900	4
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.295%	)	12/20/2015	RBS		2,600	234
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	BEAR		2,500	227
Multiple Reference Entities of Gazprom	Sell	1.250%		12/20/2008	HSBC		2,400	(2)
Multiple Reference Entities of Gazprom	Sell	1.300%		12/20/2008	HSBC		7,300	1
Multiple Reference Entities of Gazprom	Sell	1.320%		12/20/2008	MSC		500	0
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	CSFB		4,400	1
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	MSC		2,400	0
Multiple Reference Entities of Gazprom	Sell	1.910%		04/20/2009	MSC		800	0
Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	MLP		1,200	(95)
National Grid PLC 5.000% due 07/02/2018	Buy	(0.208%	)	06/20/2011	BCLY		4,300	78
NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014	BEAR		1,150	79
Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%	)	06/20/2012	BOA		800	2
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	BCLY		600	2
Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%	)	06/20/2012	MSC		2,500	52
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.940%	)	06/20/2016	CITI		1,000	9
Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%	)	06/20/2012	MSC		2,100	30
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	DUB	EUR	1,600	68
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	MSC		$1,200	33
Royal Bank of Scotland Group PLC 5.000% due 12/06/2020	Sell	1.650%		03/20/2013	BCLY	EUR	3,000	72
Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%	)	06/20/2010	BOA		$1,700	103
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		06/20/2012	BCLY		1,900	(195)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC		1,200	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%		12/20/2008	GSC		6,200	10
Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.150%	)	03/20/2009	DUB		900	3
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012	GSC	EUR	1,900	120
SLM Corp. 5.125% due 08/27/2012	Sell	3.200%		12/20/2008	BNP		$4,600	(211)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB		1,900	(117)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%		03/20/2009	CITI		1,300	(65)
SLM Corp. 5.125% due 08/27/2012	Sell	3.150%		06/20/2009	BOA		3,400	(256)
SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	GSC		1,600	(385)
Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.420%	)	03/20/2012	DUB		500	24
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	GSC		31,000	(115)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	JPM		51,700	(192)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.435%		03/20/2013	GSC		11,200	45
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%		03/20/2013	HSBC		8,400	46
SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	RBS		1,600	3
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	DUB		1,400	86
Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	MSC		400	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	HSBC		700	(4)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012	DUB	EUR	1,900	91
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	MSC		$1,000	29
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	UBS		2,400	4
VTB Capital S.A. 6.250% due 06/30/2035	Sell	1.700%		12/20/2008	DUB		3,300	4
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.550%	)	06/20/2012	RBS		5,000	230
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	LEH		1,100	60
Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%	)	06/20/2012	DUB	EUR	1,600	45
WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%	)	06/20/2012	GSC		1,600	102
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	MSC		$2,800	22

								$4,187

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Annual Report	March 31, 2008	23

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Buy	(0.080%	)	12/13/2049	LEH		$8,200	$(17)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC		8,200	429
Dow Jones CDX N.A. HY8 Index	Sell	2.090%		06/20/2012	MLP		600	(52)
Dow Jones CDX N.A. HY8 Index	Sell	2.100%		06/20/2012	LEH		22,900	(2,029)
Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	CITI		3,000	(129)
Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	MLP		2,400	(49)
Dow Jones CDX N.A. HY8 Index	Sell	4.221%		06/20/2012	DUB		7,200	(55)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	MLP		2,976	(53)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	MSC		15,872	(281)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	BCLY		2,400	162
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	GSC		43,700	2,948
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	LEH		9,300	619
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	MSC		15,000	1,010
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	UBS		12,000	807
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	GSC		341,100	11,399
Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	LEH		20,900	(91)
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	BCLY		14,500	710
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	BOA		38,400	2,305
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	GSC		76,600	3,465
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	JPM		68,900	3,824
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	DUB		12,100	69
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BCLY	EUR	11,300	1,297
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BNP		5,200	599
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	DUB		900	102
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	HSBC		1,800	207
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	JPM		6,300	713

								$27,909

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	109,100	$(992)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		97,490	(877)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY		3,500	(13)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		3,500	(11)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	LEH		78,000	361
Receive	3-Month Canadian Bank Bill	5.000%	06/15/2015	CITI	CAD	2,700	(84)
Receive	3-Month Canadian Bank Bill	5.000%	06/20/2017	DUB		3,300	(286)
Receive	3-Month Canadian Bank Bill	5.500%	06/20/2017	RBC		3,700	(103)
Pay	3-Month Canadian Bank Bill	5.500%	06/15/2035	DUB		1,900	140
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	BCLY		$105,000	1,158
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	BOA		31,000	346
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		61,400	175
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		209,600	1,107
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CITI		158,000	1,639
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	GSC		313,900	3,919
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MSC		457,300	5,531
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		303,400	3,506
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		4,000	147
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		257,800	(10,976)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BCLY		16,700	(1,306)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BOA		4,400	(413)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	CITI		8,200	(584)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	CSFB		29,700	(2,243)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	JPM		24,500	(1,804)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	LEH		56,200	(4,813)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	MLP		9,900	(979)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	MSC		21,700	(1,786)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	RBS		149,300	(13,926)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	UBS		15,500	(1,375)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		81,200	4,773
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		125,300	5,883
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	CITI		10,400	19
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		55,300	64
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		18,000	(2,741)
Receive	3-Month USD-LIBOR	5.000%	06/20/2037	BCLY		800	(146)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		15,700	(668)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		129,800	(9,612)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		34,100	(2,950)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		15,600	(809)

24	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	16,000	$97
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		19,000	206
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		20,500	152
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		7,100	(153)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.965%	03/15/2012	LEH		3,600	(79)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		9,100	(179)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.940%	04/10/2012	BNP		1,300	(33)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		6,500	(159)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		1,300	(30)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.080%	06/15/2012	GSC		20,500	(333)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	CITI	AUD	70,250	(2,563)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	UBS		40,700	(1,454)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		174,900	(902)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	MSC		91,800	(502)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		287,500	2,818
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	DUB		113,900	342
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		57,900	231
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		9,800	(363)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		9,000	(337)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB		20,500	25
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	CITI		39,700	2,771
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	UBS		27,400	1,966
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		5,600	349
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		5,200	327
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		100,400	851
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	LEH		11,000	(210)
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		32,900	(461)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2009	BCLY	EUR	33,000	(277)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY		71,600	434
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	JPM		80,000	(1,240)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		15,000	93
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		97,700	614
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	BCLY		2,300	(146)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	JPM		4,770	(265)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MLP		700	(45)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MSC		3,100	(174)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		85,200	(2,317)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		55,000	(635)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		139,200	2,459
Receive	6-Month EUR-LIBOR	5.000%	12/15/2011	GSC		69,300	(1,113)
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	CITI		46,100	2,679
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	JPM		29,500	1,715
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	DUB		20,100	557
Pay	6-Month EUR-LIBOR	4.000%	09/19/2012	LEH		87,300	2,421
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	DUB		71,800	(394)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		109,000	35
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	JPM		141,100	(1,100)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		20,300	273
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		91,330	325
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		16,900	477
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	HSBC		13,620	33
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	LEH		9,400	189
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	CSFB		37,050	1,871
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		66,750	3,116
Pay	6-Month EUR-LIBOR	5.000%	09/19/2017	BCLY		20,600	1,082
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		8,400	(296)
Receive	6-Month EUR-LIBOR	4.435%	06/18/2034	DUB		6,900	769
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	DUB		6,600	(126)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		31,900	31
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		24,500	377
Pay	6-Month EUR-LIBOR	4.000%	06/21/2036	GSC		1,500	(64)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	DUB		14,400	(1,503)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		23,200	(2,370)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		10,000	270
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		22,000	627
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	MSC	GBP	10,000	(59)
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		11,200	22
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		5,000	97
Receive	6-Month GBP-LIBOR	5.322%	09/14/2009	RBS		100	0
Pay	6-Month GBP-LIBOR	5.300%	03/14/2010	GSC		20,000	165
Pay	6-Month GBP-LIBOR	5.300%	03/14/2010	RBS		76,000	627
Pay	6-Month GBP-LIBOR	5.350%	03/14/2010	GSC		5,600	56
Receive	6-Month GBP-LIBOR	5.000%	03/20/2010	GSC		43,500	333
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MSC		8,150	565
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		31,000	(156)

See Accompanying Notes	Annual Report	March 31, 2008	25

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	CITI	GBP	2,800	$95
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,500	1,083
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		32,300	1,288
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		2,400	99
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		69,000	2,821
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		45,800	286
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		46,200	(29)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		9,000	(5)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		800	7
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		3,500	5
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		6,600	27
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		36,300	695
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		3,700	(5)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		10,500	47
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		19,300	210
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MLP		6,600	308
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		10,400	409
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	DUB		6,100	(150)
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	HSBC		5,600	(283)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	BCLY		6,900	749
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		4,300	488
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	GSC		21,900	817
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		8,500	(1,088)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2008	MSC	JPY	200,000	1
Receive	6-Month JPY-LIBOR	1.000%	06/24/2011	JPM		500,000	(66)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		2,008,000	(258)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	BCLY		7,570,000	294
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	DUB		5,740,000	624
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	MSC		14,000,000	1,390
Pay	6-Month JPY-LIBOR	1.500%	12/20/2012	UBS		13,390,000	1,490
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	RBS		10,680,000	2,063
Pay	6-Month JPY-LIBOR	1.500%	06/20/2015	UBS		5,440,000	1,138
Receive	6-Month JPY-LIBOR	1.980%	09/27/2016	MSC		4,800,000	(2,591)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		2,830,000	(790)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	DUB		3,490,000	(964)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	GSC		11,560,000	(3,210)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		2,500,000	4
Receive	6-Month JPY-LIBOR	2.500%	06/20/2036	MSC		4,840,000	(3,593)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		2,480,000	(3,108)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$24,000	(859)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	160,500	(5,599)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		27,200	(997)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		41,900	(1,502)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		16,300	(520)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$62,000	(75)

							$(27,574)

(h)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	1,527	$28	$24
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	6,802	123	53
Call - CBOT U.S. Treasury 10-Year Note June Futures	134.000	05/23/2008	6,034	110	94
Call - CBOT U.S. Treasury 10-Year Note June Futures	142.000	05/23/2008	104	1	2
Call - CBOT U.S. Treasury 30-Year Bond June Futures	148.000	05/23/2008	176	3	3
Call - CBOT U.S. Treasury 30-Year Bond June Futures	156.000	05/23/2008	1,500	27	23
Put - CBOT U.S. Treasury 10-Year Note June Futures	83.000	05/23/2008	929	9	14
Put - CBOT U.S. Treasury 10-Year Note June Futures	91.000	05/23/2008	392	7	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	94.000	05/23/2008	4,747	86	74
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	1,066	19	17
Put - CBOT U.S. Treasury 10-Year Note June Futures	98.000	05/23/2008	308	6	5
Put - CBOT U.S. Treasury 30-Year Bond June Futures	90.000	05/23/2008	183	3	3
Put - CME 90-Day Eurodollar June Futures	92.000	06/15/2009	92	1	0

				$423	$318

26	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	122,000	$649	$1,135
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$30,100	292	503
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		66,400	651	2,223
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		134,600	1,351	4,505
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		259,500	3,043	6,122
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		813,800	8,433	11,068
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		34,100	347	1,141

								$14,766	$26,697

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.367	05/19/2010	EUR	5,300	$254	$985
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,300	254	169
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	770
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	144
Call - OTC U.S. dollar versus Japanese yen	JPY	115.950	06/09/2008		$40,000	1,063	70
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		40,000	1,063	6,750
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	74
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	7,490
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	48	20
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	37	93

						$5,181	$16,565

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Republic of Germany 6.500% due 07/04/2027	EUR	102.000	05/22/2008	EUR	50,000	$8	$0
Call - OTC Fannie Mae 5.000% due 04/01/2038		$106.000	04/07/2008		$25,000	3	0
Call - OTC Fannie Mae 5.000% due 06/01/2038		105.313	06/05/2008		258,500	30	0
Call - OTC Fannie Mae 5.500% due 04/01/2038		104.875	04/07/2008		88,500	11	0
Call - OTC Treasury Inflation Protected Securities 2.000% due 02/15/2010		103.250	06/20/2008		100,000	12	0
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009		104.237	07/11/2008		73,500	9	28
Call - OTC Treasury Inflation Protected Securities 4.250% due 11/15/2013		122.781	06/27/2008		37,400	4	0
Call - OTC Treasury Inflation Protected Securities 4.250% due 11/15/2014		125.375	06/20/2008		25,100	3	0
Call - OTC U.S. Treasury Notes 3.000% due 02/15/2009		101.699	07/11/2008		16,300	2	3
Call - OTC U.S. Treasury Notes 3.500% due 12/15/2009		105.094	06/27/2008		75,000	9	0
Call - OTC U.S. Treasury Notes 4.000% due 04/15/2010		107.031	07/11/2008		25,000	3	4
Call - OTC U.S. Treasury Notes 4.250% due 08/15/2013		123.000	06/20/2008		54,000	4	0
Call - OTC U.S. Treasury Notes 4.625% due 07/31/2012		118.531	07/11/2008		15,000	2	0
Put - OTC Fannie Mae 5.500% due 06/01/2038		86.375	06/05/2008		66,300	8	47
Put - OTC Fannie Mae 6.000% due 04/01/2038		93.000	04/07/2008		35,000	4	0
Put - OTC Fannie Mae 6.000% due 05/01/2038		93.000	05/06/2008		28,000	3	16
Put - OTC Fannie Mae 6.000% due 06/01/2038		92.188	06/05/2008		87,000	10	207
Put - OTC Fannie Mae 6.500% due 05/01/2038		94.000	06/05/2008		36,925	4	27
Put - OTC Freddie Mac 5.500% due 06/01/2038		86.000	06/05/2008		19,000	2	13
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027		81.000	05/28/2008		17,600	4	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017		91.000	04/08/2008		18,600	4	0

						$139	$345

(i)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$119.500	04/25/2008	1,254	$954	$1,117
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	04/25/2008	765	571	538
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	148	154	273
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	320	290	270
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.500	05/23/2008	282	181	203
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	04/25/2008	333	223	5
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.500	04/25/2008	359	275	23
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.000	04/25/2008	364	259	142
Put - CBOT U.S. Treasury 10-Year Note June Futures	117.500	04/25/2008	300	229	159
Put - CBOT U.S. Treasury 10-Year Note June Futures	118.000	04/25/2008	273	213	192
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/23/2008	148	170	21
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	277	262	147

				$3,781	$3,090

See Accompanying Notes	Annual Report	March 31, 2008	27

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009	EUR	39,300	$577	$959
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		$13,100	286	506
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		22,100	584	1,631
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		43,600	1,182	3,218
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		86,500	2,910	5,006
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.075%	05/29/2008		168,400	474	148
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		353,800	8,487	12,175
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		11,400	316	842

								$14,816	$24,485

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC Australian dollar versus U.S. dollar		$0.903	04/03/2008	AUD	44,600	$349	$98
Put - OTC U.S. dollar versus Brazilian Real	BRL	1.670	04/15/2008		$18,700	138	61
Put - OTC U.S. dollar versus Japanese yen	JPY	104.000	06/09/2008		17,400	138	963
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008		10,000	51	56
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	8
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	37

						$718	$1,223

Options on Securities
Description	Strike Price		Expiration Date	Notional Amount		Premium	Value
Call - OTC Fannie Mae 5.500% due 05/01/2038		$101.000	05/01/2008		$54,000	$266	$429

(j)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,378	$4,797	0.17%

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	02/13/2017	$42,000	$43,202	$45,532
Fannie Mae	5.000%	05/11/2017	17,000	17,831	18,136
Fannie Mae	5.000%	04/01/2038	152,500	148,118	150,951
Fannie Mae	5.500%	04/01/2038	358,000	361,428	361,412
Freddie Mac	5.125%	11/17/2017	16,000	16,448	17,123
Freddie Mac	5.500%	08/23/2017	33,000	35,745	36,474
U.S. Treasury Notes	2.000%	02/28/2010	100,000	100,788	101,348
U.S. Treasury Notes	2.750%	02/28/2013	57,000	57,343	58,255
U.S. Treasury Notes	3.000%	02/15/2009	16,300	16,614	16,577
U.S. Treasury Notes	3.250%	12/31/2009	73,500	75,454	76,239
U.S. Treasury Notes	4.000%	04/15/2010	25,000	26,158	26,225
U.S. Treasury Notes	4.000%	02/15/2015	7,600	8,110	8,245
U.S. Treasury Notes	4.125%	05/15/2015	5,000	5,198	5,489
U.S. Treasury Notes	4.250%	08/15/2013	50,400	54,429	55,397
U.S. Treasury Notes	4.250%	11/15/2013	37,400	40,130	41,556
U.S. Treasury Notes	4.250%	11/15/2014	25,100	27,182	27,965
U.S. Treasury Notes	4.500%	02/15/2016	25,700	27,827	28,500
U.S. Treasury Notes	4.625%	07/31/2012	15,000	16,089	16,531
U.S. Treasury Notes	4.625%	11/15/2016	119,800	131,729	134,949
U.S. Treasury Notes	4.625%	02/15/2017	84,000	88,920	92,803
U.S. Treasury Notes	4.875%	08/15/2016	292,200	324,935	330,724
U.S. Treasury Notes	5.125%	05/15/2016	79,590	89,858	92,551

				$1,713,536	$1,742,982

(3)	Market value includes $12,844 of interest payable on short sales.

28	PIMCO Funds	See Accompanying Notes

March 31, 2008

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	37,777	04/2008	$0	$(212)	$(212)
Buy	BRL	118,221	07/2008	2,300	0	2,300
Sell		85,111	07/2008	619	(573)	46
Buy		48,642	12/2008	694	0	694
Sell		34,443	12/2008	375	(75)	300
Sell	CAD	28,991	04/2008	873	0	873
Buy	CLP	499,300	12/2008	95	0	95
Buy	CNY	132,545	04/2008	635	0	635
Sell		132,545	04/2008	0	(390)	(390)
Buy		205,361	07/2008	1,866	0	1,866
Sell		205,361	07/2008	0	(1,748)	(1,748)
Sell	DKK	114,960	06/2008	0	(890)	(890)
Buy	EUR	2,335	04/2008	0	(2)	(2)
Sell		169,834	04/2008	0	(3,232)	(3,232)
Buy	GBP	234	04/2008	0	(1)	(1)
Sell		72,006	04/2008	52	(367)	(315)
Sell	HKD	990	05/2008	0	0	0
Buy	INR	622,291	05/2008	285	0	285
Buy		28,658	08/2008	0	(16)	(16)
Sell	JPY	85,458,411	04/2008	0	(43,494)	(43,494)
Buy		24,444,028	05/2008	1,739	(1,108)	631
Sell		86,475,330	05/2008	2,812	0	2,812
Buy	KRW	25,356,787	05/2008	0	(1,851)	(1,851)
Sell		7,221,340	05/2008	608	0	608
Buy		5,362,966	08/2008	0	(283)	(283)
Sell		13,888,691	08/2008	592	0	592
Buy	MXN	12,004	07/2008	34	0	34
Sell		13,828	07/2008	0	(40)	(40)
Buy	MYR	160,499	05/2008	2,016	0	2,016
Sell	NZD	2,375	04/2008	35	0	35
Buy	PHP	210,992	05/2008	0	(202)	(202)
Buy	PLN	484	07/2008	39	0	39
Buy	RUB	31,606	07/2008	83	0	83
Buy		353,753	11/2008	519	0	519
Sell		8,346	11/2008	0	(9)	(9)
Buy	SGD	1,263	05/2008	30	0	30
Buy		2,734	08/2008	59	0	59
Buy		14,176	11/2008	276	0	276
Buy	TWD	166,214	09/2008	89	0	89

				$16,725	$(54,493)	$(37,768)

See Accompanying Notes	Annual Report	March 31, 2008	29

Schedule of Investments  High Yield Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 6.7%

AES Corp.
0.750% due 04/30/2010	$1,728	$1,642
7.320% due 04/30/2010	600	570
7.750% due 04/30/2010	3,672	3,502

Allison Transmission, Inc.
5.740% due 08/07/2014	1,779	1,568
5.750% due 08/07/2014	3,221	2,839

Amadeus Global Travel Distribution S.A.
6.846% due 04/08/2013	1,902	1,632
7.096% due 04/08/2014	1,693	1,448
7.142% due 04/08/2012	3,478	3,060
7.886% due 04/08/2014	186	159

Biomet, Inc.
7.857% due 03/25/2015	1,244	1,198

Centennial Communications Corp.
5.085% due 01/20/2011	216	207
6.830% due 02/09/2011	2,789	2,681

Community Health Systems, Inc.
4.000% due 07/02/2014	622	575
4.000% due 07/25/2014	96	88
5.335% due 07/25/2014	14,062	12,993

CSC Holdings, Inc.
4.750% due 03/30/2013	2,500	2,343

Daimler Finance North America LLC
6.800% due 08/03/2012	64,725	53,838

Delphi Corp.
6.250% due 07/01/2008	1,000	987
6.750% due 07/01/2008	11,000	10,827

Ferrellgas Partners LP
7.240% due 08/01/2010 (k)	26,000	25,482

First Data Corp.
5.349% due 09/24/2014	6,051	5,462
7.580% due 09/24/2014	446	403

Ford Motor Co.
5.800% due 12/15/2013	29,378	24,150

Georgia-Pacific Corp.
4.446% due 12/20/2012	228	210
4.740% due 12/20/2012	5,478	5,089
4.835% due 12/20/2012	292	271

HCA, Inc.
4.946% due 11/16/2013	20,528	18,910

Headwaters, Inc.
4.610% due 04/30/2011	1,791	1,638

HealthSouth Corp.
5.210% due 02/02/2013	25	23
5.500% due 03/10/2013	10,956	10,151

Hertz Corp.
2.599% due 12/21/2012	795	744
4.320% due 12/21/2012	237	222
4.390% due 12/21/2012	2,431	2,276
4.500% due 12/21/2012	1,727	1,617

Idearc, Inc.
4.700% due 11/17/2014	8,000	6,437

Ineos Group Holdings PLC
4.635% due 10/07/2012	12,136	10,639

Intelsat Bermuda Ltd.
5.611% due 02/01/2014	20,750	20,715

Las Vegas Sands Corp.
3.000% due 05/15/2014	335	297
4.450% due 05/23/2014	1,665	1,475

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	15,760	12,539

Mylan Laboratories, Inc.
5.938% due 10/02/2014	3,228	3,120
6.250% due 10/02/2014	5,002	4,834

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Northwest Airlines, Inc.
4.870% due 08/22/2008	$4,455	$3,656

NRG Energy, Inc.
4.196% due 02/01/2013	2,726	2,558
4.346% due 02/01/2013	1,105	1,037
6.580% due 02/01/2013	668	627

NTL Investment
6.055% due 01/06/2013	1,832	1,620

Nuveen Investments, Inc.
5.654% due 11/01/2014	2,464	2,226
7.830% due 11/13/2014	3,628	3,278
7.858% due 11/01/2014	907	820

Nycomed
7.013% due 12/20/2014	4,432	3,432
7.873% due 12/20/2015	4,432	3,460

RH Donnelley Corp.
4.750% due 06/30/2011	1,500	1,396

Roundy’s Supermarket, Inc.
5.690% due 10/27/2011	10,509	9,853

SandRidge Energy, Inc.
8.354% due 04/01/2014	2,000	1,870
8.625% due 04/01/2015	59,100	58,435

Telesat Canada
8.370% due 10/31/2008	6,200	5,921
9.000% due 10/31/2008	8,200	7,831

Thompson Learning, Inc.
5.200% due 06/27/2014	28,556	24,630

Tribune Co.
5.542% due 05/30/2014	13,445	9,044
7.396% due 05/30/2009	10,337	9,297

TXU Technology
6.478% due 10/10/2014	1,030	938
6.596% due 10/10/2014	4,415	4,020
6.596% due 10/10/2014	6,542	5,957

Univision Communications, Inc.
5.375% due 09/15/2014	510	404
5.494% due 09/15/2014	17,852	14,126
6.250% due 09/15/2014	638	504

Verso Paper Holdings LLC and Verson Paper, Inc.
9.489% due 02/01/2013	2,200	1,967

VNU/Nielson Finance LLC
5.346% due 08/09/2013	5,431	4,915

Weather Investments II SARL
11.319% due 10/26/2014	3,000	2,980

West Corp.
7.000% due 10/24/2013	3,000	2,607

Wind Acquisition Finance S.A.
11.201% due 12/21/2011	7,387	7,338

Total Bank Loan Obligations (Cost $498,216)		455,608

CORPORATE BONDS & NOTES 70.2%

BANKING & FINANCE 17.6%

AES Ironwood LLC
8.857% due 11/30/2025	44,683	48,704

AES Red Oak LLC
8.540% due 11/30/2019	13,937	14,007

American Express Co.
7.000% due 03/19/2018	61,950	65,200

American General Finance Corp.
6.900% due 12/15/2017	8,200	8,033

American International Group, Inc.
5.850% due 01/16/2018	18,900	18,595

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bank of America Corp.
8.000% due 12/29/2049	$106,025	$106,366

Barclays Bank PLC
6.050% due 12/04/2017	28,950	28,308
7.434% due 09/29/2049	5,100	4,620

Buffalo Thunder Development Authority
9.375% due 12/15/2014	2,650	2,001

C10 Capital SPV Ltd.
6.722% due 12/31/2049	5,000	4,636

Citigroup Capital XXI
8.300% due 12/21/2057	17,075	16,875

Citigroup Funding, Inc.
2.080% due 08/31/2012	8,000	7,815

Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	33	35

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	5,325	4,159
7.375% due 02/01/2011	6,950	5,804
7.800% due 06/01/2012	28,184	23,275
7.875% due 06/15/2010	3,725	3,251
8.000% due 12/15/2016	47,695	37,411
8.625% due 11/01/2010	1,550	1,352

Forest City Enterprises, Inc.
7.625% due 06/01/2015	8,450	8,070

General Electric Capital Corp.
5.875% due 01/14/2038	4,000	3,869

GMAC LLC
5.276% due 12/01/2014	500	335
6.000% due 04/01/2011	9,412	7,302
6.625% due 05/15/2012	11,850	8,975
6.750% due 12/01/2014	4,690	3,324
6.875% due 08/28/2012	23,890	18,177
7.250% due 03/02/2011	16,415	12,945
8.000% due 11/01/2031	19,010	13,653

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	13,050	12,956
6.750% due 10/01/2037	42,700	39,847

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	15,700	16,917

KRATON Polymers LLC
8.125% due 01/15/2014	21,795	18,199

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	4,175	4,066
6.750% due 12/28/2017	20,200	19,466

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	33,942	35,724
10.375% due 10/15/2017 (b)	38,250	39,876
11.625% due 10/15/2017	69,912	70,262

Mirage Resorts, Inc.
7.250% due 08/01/2017	8,625	7,784

Morgan Stanley
5.950% due 12/28/2017	53,100	51,449

NSG Holdings LLC
7.750% due 12/15/2025	13,340	13,005

Petroleum Export Ltd. II
6.340% due 06/20/2011	13,554	13,922

Petroplus Finance Ltd.
6.750% due 05/01/2014	5,650	5,184
7.000% due 05/01/2017	4,770	4,281

Prudential Financial, Inc.
5.150% due 01/15/2013	1,800	1,800

Rabobank Capital Funding Trust
5.254% due 12/29/2049	8,035	6,687

Residential Capital LLC
8.125% due 11/21/2008	16,600	11,537

30	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	$36,825	$31,774

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	23,200	20,950

SLM Corp.
3.491% due 07/26/2010	5,950	4,688
3.541% due 07/25/2008	10,575	10,395
5.000% due 04/15/2015	2,000	1,427
5.000% due 06/15/2018	1,000	641

Tenneco, Inc.
8.125% due 11/15/2015	12,875	12,843
8.625% due 11/15/2014	9,749	9,627
10.250% due 07/15/2013	4,287	4,566

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	7,981
7.500% due 07/18/2016	14,750	13,773

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,125	3,865
6.103% due 06/27/2012	7,000	6,988

UBS AG
5.875% due 12/20/2017	15,800	16,191

UBS Preferred Funding Trust V
6.243% due 05/29/2049	9,200	7,709

Universal City Development Partners
11.750% due 04/01/2010	3,000	3,090

Universal City Florida Holding Co. I
7.989% due 05/01/2010	1,133	1,105
8.375% due 05/01/2010	7,900	7,782

Ventas Realty LP
6.750% due 04/01/2017	12,710	12,488
7.125% due 06/01/2015	9,475	9,451

Wachovia Corp.
7.980% due 02/28/2049	115,400	113,731

Washington Mutual, Inc.
8.250% due 04/01/2010	18,175	15,819

Wilmington Trust Co.
10.732% due 01/01/2013 (k)	4,960	5,598

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	14,934

		1,187,474

INDUSTRIALS 41.6%

Actuant Corp.
6.875% due 06/15/2017	14,100	13,994

Allied Waste North America, Inc.
7.250% due 03/15/2015	34,906	35,037

Allison Transmission, Inc.
11.000% due 11/01/2015	10,805	9,454
11.250% due 11/01/2015 (b)	8,700	7,352

American Stores Co.
8.000% due 06/01/2026	30,090	30,607

AmeriGas Partners LP
7.125% due 05/20/2016	32,745	32,254
7.250% due 05/20/2015	19,670	19,473

ARAMARK Corp.
8.500% due 02/01/2015	48,480	48,844

Arco Chemical Co.
10.250% due 11/01/2010	1,445	1,474

ArvinMeritor, Inc.
8.125% due 09/15/2015	32,265	26,457
8.750% due 03/01/2012	21,235	19,536

Berry Plastics Holding Corp.
6.675% due 09/15/2014	2,365	1,880
8.875% due 09/15/2014	33,080	29,028

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bombardier, Inc.
8.000% due 11/15/2014	$3,280	$3,395

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	39,585	26,621

Buhrmann U.S., Inc.
7.875% due 03/01/2015	13,790	12,963
8.250% due 07/01/2014	14,890	14,071

C8 Capital SPV Ltd.
6.640% due 12/29/2049	4,500	4,178

CanWest MediaWorks LP
9.250% due 08/01/2015	5,751	5,320

Cascades, Inc.
7.250% due 02/15/2013	22,210	19,711

CCO Holdings LLC
8.750% due 11/15/2013	74,801	64,329

Celestica, Inc.
7.625% due 07/01/2013	11,815	11,224
7.875% due 07/01/2011	42,609	42,076

Chart Industries, Inc.
9.125% due 10/15/2015	8,865	8,732

Charter Communications Operating LLC
8.000% due 04/30/2012	1,200	1,107
8.375% due 04/30/2014	3,000	2,715

Chemtura Corp.
6.875% due 06/01/2016	19,420	17,381

Chesapeake Energy Corp.
6.875% due 01/15/2016	6,210	6,179
7.000% due 08/15/2014	6,305	6,352
7.500% due 06/15/2014	6,550	6,746

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	4,883	4,273

Citic Resources Finance Ltd.
6.750% due 05/15/2014	2,975	2,685

Community Health Systems, Inc.
8.875% due 07/15/2015	70,142	70,756

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	7,100	7,242
7.750% due 05/15/2017	9,455	9,644

Continental Airlines, Inc.
6.920% due 04/02/2013 (k)	16,537	16,552
7.373% due 06/15/2017	1,048	948
7.566% due 09/15/2021	2,835	2,609

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	21,345	18,463

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	2,625	2,691
7.750% due 11/15/2015	20,045	20,696

CSC Holdings, Inc.
6.750% due 04/15/2012	12,425	12,052
7.625% due 04/01/2011	37,370	37,136
7.625% due 07/15/2018	28,650	26,286

DaVita, Inc.
7.250% due 03/15/2015	37,815	37,059

Delta Air Lines, Inc.
7.779% due 07/02/2013	7,855	7,305

Dex Media West LLC
9.875% due 08/15/2013	15,786	13,773

Dynegy Holdings, Inc.
7.125% due 05/15/2018	9,860	8,923
7.500% due 06/01/2015	13,100	12,347
7.625% due 10/15/2026	3,985	3,397
7.750% due 06/01/2019	12,190	11,459
8.375% due 05/01/2016	2,315	2,303

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	20,010	20,048

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

EchoStar DBS Corp.
7.000% due 10/01/2013	$3,550	$3,364
7.125% due 02/01/2016	68,185	63,923

El Paso Corp.
7.000% due 06/15/2017	39,780	41,127
7.420% due 02/15/2037	1,375	1,348
7.800% due 08/01/2031	29,497	30,440
8.050% due 10/15/2030	7,310	7,673

Enterprise Products Operating LP
7.034% due 01/15/2068	4,840	4,117
8.375% due 08/01/2066	10,625	10,360

Ferrellgas Partners LP
7.120% due 08/01/2008 (k)	11,000	11,164
8.750% due 06/15/2012	11,920	12,173
8.870% due 08/01/2009 (k)	7,300	7,798

First Data Corp.
9.875% due 09/24/2015	69,420	57,185

Ford Motor Co.
7.125% due 11/15/2025	8,722	5,800
7.500% due 08/01/2026	19,800	12,771
9.215% due 09/15/2021	1,225	971

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	12,325	13,034
8.375% due 04/01/2017	42,080	44,763

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	42,970	33,839
9.125% due 12/15/2014 (b)	12,075	8,875

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	26,550	27,678

General Motors Corp.
7.400% due 09/01/2025	600	405
7.700% due 04/15/2016	7,355	5,388
8.250% due 07/15/2023	26,630	18,774
8.800% due 03/01/2021	1,000	762

Georgia-Pacific LLC
7.000% due 01/15/2015	2,690	2,535
7.125% due 01/15/2017	12,800	11,904
7.250% due 06/01/2028	12,525	10,270
7.375% due 12/01/2025	33,410	27,897
7.700% due 06/15/2015	2,525	2,386
8.000% due 01/15/2024	58,820	52,056

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	21,738	23,097

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	31,143	26,394

HCA, Inc.
6.750% due 07/15/2013	10,393	9,250
7.190% due 11/15/2015	26,422	22,544
8.750% due 09/01/2010	2,853	2,867
9.000% due 12/15/2014	7,936	7,390
9.250% due 11/15/2016	134,875	140,270
9.625% due 11/15/2016 (b)	3,575	3,718

Health Management Associates, Inc.
6.125% due 04/15/2016	11,800	10,030

Herbst Gaming, Inc.
8.125% due 06/01/2012	3,970	744

Hertz Corp.
8.875% due 01/01/2014	56,911	54,208

Ineos Group Holdings PLC
8.500% due 02/15/2016	42,031	32,889

Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	18,382

Intelsat Corp.
9.000% due 08/15/2014	3,830	3,878
9.000% due 06/15/2016	950	962

Intelsat Jackson Holdings Ltd.
9.250% due 06/15/2016	22,200	22,478

See Accompanying Notes	Annual Report	March 31, 2008	31

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	$4,890	$4,951
8.625% due 01/15/2015	15,065	15,253

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	3,350	2,898
8.250% due 10/01/2012	2,626	2,380

JET Equipment Trust
7.630% due 08/15/2012 (a)	1,431	477
9.410% due 06/15/2010 (a)	745	633
10.000% due 06/15/2012 (a)	5,628	4,897

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	13,164	13,658

Legrand France S.A.
8.500% due 02/15/2025	16,900	19,102

MGM Mirage
6.625% due 07/15/2015	5,998	5,248
6.875% due 04/01/2016	24,510	21,569
7.500% due 06/01/2016	18,900	17,104

Nalco Co.
8.875% due 11/15/2013	24,340	25,131

New Albertson’s, Inc.
6.570% due 02/23/2028	500	402
7.450% due 08/01/2029	24,275	22,479
7.750% due 06/15/2026	900	853

Norampac Industries, Inc.
6.750% due 06/01/2013	13,879	11,919

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	21,010	20,485

Nortel Networks Ltd.
8.508% due 07/15/2011	18,785	16,202
10.125% due 07/15/2013	40,755	37,495
10.750% due 07/15/2016	5,045	4,635

Northwest Airlines, Inc.
7.691% due 10/01/2018	2,762	2,541

Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,386

Novelis, Inc.
7.250% due 02/15/2015	5,906	5,256

OPTI Canada, Inc.
8.250% due 12/15/2014	20,545	20,442

Quebecor Media, Inc.
7.750% due 03/15/2016	43,245	39,677

Quiksilver, Inc.
6.875% due 04/15/2015	15,310	12,401

Qwest Communications International, Inc.
7.500% due 02/15/2014	107,399	101,492

Reynolds American, Inc.
7.750% due 06/01/2018	4,555	4,814

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	5,612
8.875% due 01/15/2016	82,470	52,575
8.875% due 10/15/2017	35,605	22,431

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	10,840	10,569

Roseton
7.270% due 11/08/2010	28,609	28,609

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	14,250	12,665

Sanmina-SCI Corp.
8.125% due 03/01/2016	26,185	23,305

SemGroup LP
8.750% due 11/15/2015	44,050	40,526

Sensata Technologies BV
8.000% due 05/01/2014	45,525	40,290

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Service Corp. International
7.375% due 10/01/2014	$2,095	$2,108
7.625% due 10/01/2018	5,880	5,939

Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	4,690

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,452

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	8,855	7,483
8.375% due 07/01/2012	2,460	2,239

Sonat, Inc.
7.000% due 02/01/2018	7,109	7,283

Station Casinos, Inc.
6.875% due 03/01/2016	13,175	7,740
7.750% due 08/15/2016	34,945	28,305

Suburban Propane Partners LP
6.875% due 12/15/2013	14,977	14,677

Sungard Data Systems, Inc.
9.125% due 08/15/2013	51,586	52,360

Superior Essex Communications LLC
9.000% due 04/15/2012	9,195	8,896

SUPERVALU, Inc.
7.500% due 11/15/2014	9,350	9,490

Tenet Healthcare Corp.
7.375% due 02/01/2013	5,439	4,882

Terex Corp.
8.000% due 11/15/2017	5,380	5,380

Tesoro Corp.
6.500% due 06/01/2017	7,950	7,155
6.625% due 11/01/2015	600	558

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (k)	10,000	10,054

TRW Automotive, Inc.
7.000% due 03/15/2014	24,000	22,260
7.250% due 03/15/2017	18,695	17,106

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	3,121	0

United Airlines, Inc.
6.071% due 03/01/2013	2,084	2,064
6.201% due 09/01/2008	1,536	1,521
6.602% due 03/01/2015	1,937	1,927
7.032% due 10/01/2010	1,229	1,217

Unity Media GmbH
10.375% due 02/15/2015	11,350	10,272

Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014	35,570	34,503

West Corp.
9.500% due 10/15/2014	21,560	19,404
11.000% due 10/15/2016	6,500	5,525

Williams Cos., Inc.
6.375% due 10/01/2010	5,610	5,778
7.625% due 07/15/2019	9,340	10,017
7.875% due 09/01/2021	2,649	2,884

Williams Partners LP
7.250% due 02/01/2017	6,100	6,161

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	31,205	30,191

		2,813,900

UTILITIES 11.0%

AES Corp.
8.000% due 10/15/2017	4,285	4,360

Cincinnati Bell Telephone Co.
6.300% due 12/01/2028	2,000	1,610

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cincinnati Bell, Inc.
7.000% due 02/15/2015	$900	$819
7.250% due 07/15/2013	4,635	4,577
8.375% due 01/15/2014	23,359	22,016

Citizens Communications Co.
7.000% due 11/01/2025	1,650	1,203
7.125% due 03/15/2019	39,445	34,712
7.450% due 07/01/2035	5,460	3,986
7.875% due 01/15/2027	1,875	1,617
9.000% due 08/15/2031	20,660	18,181

Edison Mission Energy
7.200% due 05/15/2019	2,945	2,923
7.750% due 06/15/2016	7,770	8,042

Energy Future Holdings Corp.
10.875% due 11/01/2017	87,390	88,701

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	28,385	15,470
10.318% due 05/01/2013	6,225	3,268

Homer City Funding LLC
8.734% due 10/01/2026	11,737	12,559

Idearc, Inc.
8.000% due 11/15/2016	22,700	14,812

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	24,955	23,770

Knight, Inc.
5.150% due 03/01/2015	750	694
6.500% due 09/01/2012	2,852	2,906

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	18,215	16,849

Midwest Generation LLC
8.560% due 01/02/2016	60,151	65,264

Nevada Power Co.
6.650% due 04/01/2036	525	497

Nextel Communications, Inc.
7.375% due 08/01/2015	10,280	7,921

NGPL Pipe Co. LLC
7.119% due 12/15/2017	23,550	24,412

NRG Energy, Inc.
7.250% due 02/01/2014	9,450	9,355
7.375% due 02/01/2016	61,340	60,267
7.375% due 01/15/2017	16,275	15,868

PSEG Energy Holdings LLC
8.500% due 06/15/2011	47,705	50,712

Qwest Corp.
7.200% due 11/10/2026	9,976	8,455
7.500% due 06/15/2023	17,555	15,405
8.875% due 03/15/2012	18,720	19,188

Reliant Energy, Inc.
6.750% due 12/15/2014	56,224	57,489
7.625% due 06/15/2014	11,185	11,157
7.875% due 06/15/2017	18,855	18,855

Rural Cellular Corp.
9.875% due 02/01/2010	23,665	24,434

Sierra Pacific Resources
6.750% due 08/15/2017	5,905	5,726
7.803% due 06/15/2012	1,062	1,121

Sprint Nextel Corp.
6.000% due 12/01/2016	1,950	1,518

Tenaska Alabama Partners LP
7.000% due 06/30/2021	19,729	18,505

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	36,089	36,630

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	4,500	4,444

32	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (k)	$3,046	$3,439

		743,737

Total Corporate Bonds & Notes (Cost $5,052,550)		4,745,112

CONVERTIBLE BONDS & NOTES 1.6%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	11,950	7,573

ArvinMeritor, Inc.
4.000% due 02/15/2027	1,350	1,046

Chesapeake Energy Corp.
2.500% due 05/15/2037	10,425	13,188
2.750% due 11/15/2035	4,375	5,863

Citigroup Funding, Inc.
1.080% due 08/31/2012	5,000	4,741

CMS Energy Corp.
2.875% due 12/01/2024	14,290	16,219

Deutsche Bank AG
0.000% due 07/14/2008	4,900	2,425
0.000% due 09/29/2008	3,425	1,720
0.000% due 10/24/2008	4,525	2,386
0.450% due 08/31/2012	8,000	9,942

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	1,000	845

Morgan Stanley
1.700% due 10/15/2012	7,200	8,609

Nortel Networks Corp.
1.750% due 04/15/2012	3,500	2,380
2.125% due 04/15/2014	11,900	7,452

NovaMed, Inc.
1.000% due 06/15/2012	200	159

Pride International, Inc.
3.250% due 05/01/2033	2,500	3,419

Qwest Communications International, Inc.
3.500% due 11/15/2025	12,375	12,777

Ventas, Inc.
3.875% due 11/15/2011	4,300	4,778

Total Convertible Bonds & Notes (Cost $120,037)		105,522

MUNICIPAL BONDS & NOTES 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	197

Total Municipal Bonds & Notes (Cost $271)		197

U.S. GOVERNMENT AGENCIES 11.0%

Fannie Mae
5.000% due 10/01/2033	18	18
5.500% due 09/01/2017 - 05/01/2038	402,573	406,184
6.000% due 04/01/2038	288,800	295,885

Freddie Mac
5.500% due 04/01/2038	40,000	40,394

Total U.S. Government Agencies (Cost $730,567)		742,481

MORTGAGE-BACKED SECURITIES 0.3%

American Home Mortgage Assets Trust
5.246% due 11/25/2046	5,762	4,594

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

BCAP LLC Trust
2.769% due 01/25/2037		$2,464	$1,738

Merrill Lynch Mortgage Investors, Inc.
4.863% due 12/25/2032		1,938	1,922

Residential Accredit Loans, Inc.
2.779% due 06/25/2046		11,317	9,244

Structured Asset Mortgage Investments, Inc.
2.809% due 05/25/2046		2,882	2,184

WaMu Mortgage Pass-Through Certificates
4.039% due 09/25/2033		1,365	1,299

Total Mortgage-Backed Securities (Cost $20,301)			20,981

ASSET-BACKED SECURITIES 0.3%

Carrington Mortgage Loan Trust
2.719% due 02/25/2037		2,622	2,472

Credit-Based Asset Servicing & Securitization LLC
2.709% due 04/25/2036		5,240	5,105

GSAMP Trust
3.255% due 03/25/2047		3,156	2,936

Novastar Home Equity Loan
2.699% due 03/25/2037		5,820	5,527

Residential Asset Securities Corp.
2.709% due 04/25/2037		3,398	3,185

Total Asset-Backed Securities (Cost $19,554)			19,225

FOREIGN CURRENCY-DENOMINATED ISSUES 4.0%

Amadeus Global Travel Distribution S.A.
6.245% due 04/08/2013	EUR	2,022	2,736
6.862% due 04/08/2014		460	625
6.959% due 04/08/2013		3,228	4,368
6.959% due 04/08/2013		460	623
7.209% due 04/08/2014		5,250	7,135

Bombardier, Inc.
7.250% due 11/15/2016		15,225	22,895

General Motors Corp.
8.375% due 07/05/2033		5,000	5,310

Lighthouse International Co. S.A.
8.000% due 04/30/2014		8,000	9,915

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	4,578

Nordic Telephone Co. Holdings ApS
6.050% due 11/30/2013		3,385	5,033
6.300% due 11/30/2014		6,251	9,360
8.250% due 05/01/2016		18,275	27,409

OI European Group BV
6.875% due 03/31/2017		2,000	2,984

Prosieben Media AG
7.000% due 05/09/2015		4,000	5,230

Residential Capital LLC
8.149% due 09/27/2010		1,500	1,095

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	14,535

Royal Bank of Scotland Group PLC
10.280% due 04/06/2011	GBP	7,130	11,322

Sensata Technologies BV
8.883% due 10/27/2013	EUR	14,000	18,898

Telenet Bidco
6.929% due 07/31/2015		20,000	30,943

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

UPC Broadband Holding BV
6.361% due 12/31/2014	EUR	13,916	$18,688
7.752% due 12/31/2014		5,500	7,386

UPC Holding BV
7.750% due 01/15/2014		8,025	11,292
8.625% due 01/15/2014		18,550	26,613

Virgin Media Finance PLC
8.750% due 04/15/2014		18,000	24,510

Total Foreign Currency-Denominated Issues (Cost $261,029)			273,483

		SHARES
COMMON STOCKS 0.0%

Reliant Resources, Inc. - Warrants Exp. 08/25/2008 (k)		65,885	1,212

U.S. Airways Group, Inc. ‘A’		12,224	0

Total Common Stocks (Cost $0)			1,212

CONVERTIBLE PREFERRED STOCKS 1.2%

Bank of America Corp.
7.250% due 12/31/2049		39,325	40,623

Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	4,428
5.000% due 12/31/2049		40,200	5,306

Citigroup, Inc.
6.500% due 12/31/2049		121,000	5,732

El Paso Corp.
4.990% due 12/31/2049		5,250	7,140

Fannie Mae
5.375% due 12/31/2049		9	604

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		45,800	6,452

General Motors Corp.
5.250% due 03/06/2032		606,635	9,934

Washington Mutual Capital Trust
5.375% due 05/03/2041		134,200	3,811

Total Convertible Preferred Stocks (Cost $82,755)			84,030

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.7%

COMMERCIAL PAPER 7.2%

ABN AMRO N.A. Finance
4.520% due 04/04/2008		$5,000	4,998

DnB NOR Bank ASA
3.100% due 04/30/2008		29,100	29,027
3.110% due 05/02/2008		182,500	182,011

Federal Home Loan Bank
1.500% due 04/01/2008		4,000	4,000

Royal Bank of Scotland Group PLC
3.170% due 04/28/2008		41,600	41,501

Skandinaviska Enskilda Banken AB
4.550% due 04/07/2008		74,500	74,444

Swedbank AB
4.550% due 04/03/2008		11,400	11,397

UBS Finance Delaware LLC
2.940% due 06/06/2008		45,100	44,871

Unicredito Italiano SpA
3.220% due 04/29/2008		97,200	96,957

			489,206

See Accompanying Notes	Annual Report	March 31, 2008	33

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 5.3%

Deutsche Bank AG
1.200% due 04/01/2008	$315,300	$315,300
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $322,178. Repurchase proceeds are $315,311.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	39,477	39,477
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $40,268. Repurchase proceeds are $39,479.)

		354,777

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.2%
1.276% due 05/29/2008 - 06/12/2008 (c)(d)	$80,250	$79,845

Total Short-Term Instruments (Cost $924,025)		923,828

PURCHASED OPTIONS (i) 3.4%
(Cost $59,539)		227,562

Total Investments 112.4% (Cost $7,768,844)		$7,599,241

Written Options (j) (2.5%) (Premiums $57,388)		(166,803)

Other Assets and Liabilities (Net) (10.0%)		(672,816)

Net Assets (e) 100.0%		$6,759,622

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $69,879 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $97,415 and derivative instruments with an aggregate depreciation of $3,154 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $37,870 at a weighted average interest rate of 5.095%. On March 31, 2008, there were no open reverse repurchase agreements.
(g)	Cash of $10,640 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	27	$(20)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	777	(20)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	975	(1,228)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,675	5,373

				$4,105

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%		09/20/2008	BOA	$4,800	$(39)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.150%		09/20/2008	LEH	2,500	(9)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.300%		06/20/2012	CITI	7,000	(708)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.302%		06/20/2012	BOA	2,700	(273)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	3.150%		09/20/2012	GSC	5,000	(387)
ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%		12/20/2009	LEH	2,000	(143)
Biomet, Inc. 0.000% due 09/25/2013	Sell	3.550%		03/20/2013	MSC	1,500	7
Bon-Ton Stores, Inc. 10.250% due 03/15/2014	Sell	3.500%		09/20/2008	LEH	5,000	(207)
Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%		09/20/2012	LEH	1,000	(29)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.000%		03/20/2013	LEH	12,000	(272)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	3.000%		03/20/2013	BOA	2,500	57
Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%		09/20/2012	DUB	3,500	(439)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.800%		09/20/2012	BCLY	3,000	(259)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.830%		09/20/2012	BOA	5,000	(426)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	BOA	2,350	(199)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	4.660%		03/20/2013	MLP	3,700	(82)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	6.050%		03/20/2013	MSC	1,900	67
CSC Holdings, Inc. 0.000% due 05/02/2012	Sell	3.650%		03/20/2013	MSC	1,500	20
CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	MSC	1,000	(98)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%		09/20/2008	BCLY	4,675	12
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%		06/20/2012	MLP	5,500	(526)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%		09/20/2012	LEH	1,000	(86)
Dynegy Holdings, Inc. 6.875% due 04/01/2011	Sell	1.800%		09/20/2008	MLP	2,700	(1)
Flextronics International Ltd. 6.500% due 05/15/2013	Buy	(3.250%	)	06/20/2013	GSC	5,000	(16)

34	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ford Motor Co. 7.450% due 07/16/2031	Buy	(2.850%	)	12/20/2008	MLP	$18,000	$596
Ford Motor Co. 7.450% due 07/16/2031	Sell	4.850%		12/20/2010	MLP	18,000	(2,458)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	CSFB	12,000	(654)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.800%		12/20/2008	CITI	10,000	(520)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.870%		09/20/2011	BCLY	5,000	(767)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%		12/20/2008	LEH	1,000	(37)
Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.250%		12/20/2012	CITI	12,200	(303)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.400%		09/20/2008	LEH	4,875	(96)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.750%		09/20/2008	LEH	2,750	(49)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%		06/20/2012	CITI	4,900	(1,052)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.620%		06/20/2012	BCLY	2,700	(570)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%		09/20/2008	CITI	1,600	(22)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.750%		09/20/2012	CITI	2,000	(306)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.100%		09/20/2012	CITI	20,000	(2,307)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%		12/20/2012	GSC	3,000	(392)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%		12/20/2012	MLP	6,150	(803)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.750%		12/20/2012	BOA	3,000	(387)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		03/20/2013	LEH	3,200	(101)
Georgia-Pacific Corp. 0.000% due 12/20/2008	Sell	3.800%		03/20/2013	MSC	1,500	21
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	3.400%		12/20/2012	MLP	3,000	(221)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	3.600%		12/20/2012	MLP	5,000	(329)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%		09/20/2008	LEH	2,000	(87)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		09/20/2008	MLP	2,000	(74)
GMAC LLC 6.875% due 08/28/2012	Sell	1.120%		12/20/2008	CITI	10,650	(983)
GMAC LLC 6.875% due 08/28/2012	Sell	6.800%		12/20/2008	LEH	5,000	(263)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%		12/20/2008	DUB	3,650	(190)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		03/20/2009	BOA	1,850	75
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		03/20/2010	MLP	1,500	(79)
GMAC LLC 6.875% due 08/28/2012	Sell	2.110%		03/20/2012	JPM	10,000	(2,619)
GMAC LLC 6.875% due 08/28/2012	Sell	7.280%		06/20/2012	CITI	15,500	(2,218)
GMAC LLC 6.875% due 08/28/2012	Sell	6.150%		09/20/2012	DUB	5,250	(902)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%		12/20/2012	MLP	30,500	(5,181)
GMAC LLC 6.875% due 08/28/2012	Sell	6.350%		12/20/2012	DUB	3,650	(615)
GMAC LLC 6.875% due 08/28/2012	Sell	6.560%		12/20/2012	MSC	11,500	(1,878)
GMAC LLC 6.875% due 08/28/2012	Sell	6.800%		12/20/2012	GSC	5,000	(786)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		12/20/2012	BOA	2,500	(380)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		12/20/2012	MLP	25,000	(3,805)
GMAC LLC 6.875% due 08/28/2012	Sell	8.000%		12/20/2012	LEH	1,000	(127)
GMAC LLC 6.875% due 08/28/2012	Sell	6.050%		09/20/2017	LEH	5,000	(786)
Goodyear Tire & Rubber Co. 9.000% due 07/01/2015	Sell	3.650%		06/20/2013	CITI	3,800	(6)
HCA, Inc. 6.950% due 05/01/2012	Sell	3.040%		09/20/2012	LEH	3,000	(244)
HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	LEH	4,900	(30)
HCA, Inc. 8.750% due 09/01/2010	Buy	(3.730%	)	09/01/2010	BOA	5,500	30
HCA, Inc. 9.125% due 11/15/2014	Sell	2.000%		09/20/2012	CITI	4,400	(301)
Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%	)	03/20/2010	BCLY	8,000	1,127
Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%		12/20/2009	MLP	5,000	(378)
NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	2.900%		04/20/2008	HSBC	10,000	124
NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%		04/20/2008	HSBC	10,000	56
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%		09/20/2008	LEH	4,450	(80)
Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	LEH	4,400	548
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%		06/20/2011	CITI	4,400	(754)
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	5.000%		03/20/2013	CITI	24,000	170
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%		09/20/2008	RBS	4,950	(11)
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	4.850%		03/20/2013	CITI	1,875	47
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.000%		12/20/2012	LEH	400	(40)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.100%		12/20/2012	CSFB	5,000	(483)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.290%		12/20/2014	BOA	3,000	(421)
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	Sell	3.350%		12/20/2012	CITI	5,600	(488)
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.750%	)	06/20/2013	GSC	3,000	13
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	2.200%		06/20/2012	MSC	6,050	(400)
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	5.100%		03/20/2013	GSC	3,200	82
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	5.200%		03/20/2013	BOA	2,400	76
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	5.750%		03/20/2013	BOA	2,000	103
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	5.000%		03/20/2009	GSC	3,000	(81)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	5.000%		03/20/2009	LEH	2,750	(142)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.450%		09/20/2012	LEH	3,000	(1,168)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009	BCLY	12,500	(224)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC	4,900	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009	BCLY	21,500	(149)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	3.000%		09/20/2008	LEH	2,000	(3)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.220%		09/20/2012	CSFB	1,000	(85)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	5.450%		09/20/2012	LEH	1,000	(39)
SLM Corp. 5.125% due 08/27/2012	Sell	1.730%		06/20/2012	BOA	9,000	(1,881)
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%		06/20/2009	BCLY	7,000	199

See Accompanying Notes	Annual Report	March 31, 2008	35

Schedule of Investments  High Yield Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Sungard Data Systems, Inc. 6.511% due 08/11/2011	Sell	3.800%		03/20/2013	MSC	$1,500	$5
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.600%		06/20/2012	BCLY	2,700	(221)
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	5.750%		03/20/2013	CITI	4,000	86
Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%	)	03/20/2009	UBS	500	14
Tribune Co. 7.358% due 05/17/2013	Sell	3.000%		03/20/2011	LEH	5,000	(380)
TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%		09/20/2008	LEH	1,975	(13)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.360%		01/20/2013	BCLY	25,550	(457)
Williams Cos., Inc. 6.375% due 10/01/2010	Buy	(0.770%	)	10/01/2010	CITI	5,000	10

							$(41,480)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY9 Index	Sell	1.550%	12/20/2010	MLP	$9,589	$52
Dow Jones CDX N.A. HY9 Index	Sell	1.670%	12/20/2010	MLP	8,347	(907)
Dow Jones CDX N.A. HY9 Index	Sell	4.000%	12/20/2010	DUB	3,000	22
Dow Jones CDX N.A. HY9 Index	Sell	4.530%	12/20/2010	MLP	51,800	1,041
Dow Jones CDX N.A. HY9 Index	Sell	3.230%	12/20/2012	MLP	35,600	(3,887)
Dow Jones CDX N.A. HY9 Index	Sell	3.330%	12/20/2012	LEH	24,900	(2,616)
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	BCLY	3,960	53
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	GSC	1,980	24
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	LEH	3,960	51
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	16,600	(65)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	36,000	408
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	100,100	886
Dow Jones CDX N.A. IG9 Index	Sell	0.758%	12/20/2012	BCLY	9,000	95
Dow Jones CDX N.A. IG9 Index	Sell	0.760%	12/20/2012	DUB	12,000	135
LCDX N.A. Series 9 Index	Sell	2.250%	12/20/2012	LEH	5,000	(208)

						$(4,916)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		$46,100	$(716)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		124,400	4,843
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		17,100	8
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		35,400	56
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		13,800	326
Pay	6-Month GBP-LIBOR	4.500%	09/17/2011	GSC	GBP	79,300	(47)
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	CITI	MXN	373,000	126
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC		455,000	153
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	478,100	(20,089)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		45,100	(1,642)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		2,600	(89)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		370,500	(12,312)

							$(29,383)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate (3)	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	Financial Select Sector SPDR Fund	3.581%	04/23/2008	MLP	665,000	$(2,019)
Receive	Motorola, Inc.	3.581%	04/23/2008	MLP	146,500	(113)
Receive	NRG Energy, Inc.	3.581%	04/23/2008	MLP	255,400	402
Receive	SandRidge Energy, Inc.	3.581%	04/23/2008	MLP	402,600	3,496

						$1,766

(3)	Represents floating rate as of March 31, 2008

36	PIMCO Funds	See Accompanying Notes

March 31, 2008

(i)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.720%	12/31/2008	$447,000	$3,654	$16,697
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	1,356,000	12,068	39,720
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	7,171
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	885,100	8,873	20,880
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,223,000	9,234	50,784
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	699,300	6,678	16,497
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,381,000	9,564	57,345
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	18,468

							$59,539	$227,562

(j)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.220%	12/31/2008	$149,000	$3,472	$11,920
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	452,000	11,707	29,909
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	68,100	2,109	4,506
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	311,500	8,804	18,027
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	408,000	8,674	34,940
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	233,100	6,574	13,490
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	460,300	8,815	39,419
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	210,500	6,507	13,929

							$56,662	$166,140

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (4)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Buy	0.500%	09/20/2008	$3,200	$61	$49
Put - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/20/2008	3,200	61	61
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/20/2008	16,000	312	246
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.830%	09/20/2008	16,000	292	307

							$726	$663

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(k)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$15,161	$16,297	0.24%
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002 - 01/15/2004	11,012	11,165	0.16%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,538	7,798	0.12%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,984	25,482	0.38%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	N/A	08/25/2008	07/15/2004	0	1,212	0.02%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,968	10,054	0.15%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,886	5,598	0.08%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,032	3,438	0.05%

				$77,581	$81,044	1.20%

See Accompanying Notes	Annual Report	March 31, 2008	37

Schedule of Investments  High Yield Fund  (Cont.)

(l)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	164,576	07/2008	$8,021	$0	$8,021
Sell		140,283	07/2008	649	(1,106)	(457)
Buy		54,437	12/2008	799	0	799
Sell		44,716	12/2008	621	0	621
Buy	CHF	697	06/2008	33	0	33
Buy	EUR	4,897	04/2008	0	(12)	(12)
Sell		177,378	04/2008	12	(3,318)	(3,306)
Sell	GBP	34,553	04/2008	0	(180)	(180)
Buy	INR	3,215,148	05/2008	713	0	713
Buy	JPY	506,416	05/2008	112	0	112
Buy	KRW	46,200,305	05/2008	0	(2,849)	(2,849)
Buy		25,138,685	08/2008	0	(2,250)	(2,250)
Buy	MXN	301,854	07/2008	998	0	998
Sell		301,854	07/2008	0	(768)	(768)
Buy	MYR	126,985	08/2008	575	0	575
Buy	PHP	1,597,876	08/2008	0	(1,290)	(1,290)
Buy	RUB	487,266	07/2008	1,230	0	1,230
Buy		2,458,528	11/2008	2,932	0	2,932

				$16,695	$(11,773)	$4,922

38	PIMCO Funds	See Accompanying Notes

Schedule of Investments Income Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

Daimler Finance North America LLC
6.800% due 08/03/2012	$498	$414

Telesat Canada
9.000% due 10/31/2008	100	95

Total Bank Loan Obligations (Cost $574)		509

CORPORATE BONDS & NOTES 16.0%

BANKING & FINANCE 5.4%

American Express Co.
7.000% due 03/19/2018	325	342

American International Group, Inc.
5.850% due 01/16/2018	2,100	2,066

Bank of America Corp.
6.000% due 09/01/2017	500	527
8.000% due 12/29/2049	3,550	3,561

Barclays Bank PLC
6.050% due 12/04/2017	150	147
7.434% due 09/29/2049	100	91

Bear Stearns Cos., Inc.
6.400% due 10/02/2017	1,000	990
6.950% due 08/10/2012	137	137

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	23

Citigroup Capital XXI
8.300% due 12/21/2057	175	173

Citigroup, Inc.
6.000% due 08/15/2017	500	494

Ferrellgas Escrow LLC
6.750% due 05/01/2014	67	66

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	615	506
7.800% due 06/01/2012	125	103
8.625% due 11/01/2010	150	131

GMAC LLC
6.750% due 12/01/2014	70	50
6.875% due 08/28/2012	900	685
8.000% due 11/01/2031	160	115

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	75	74
6.250% due 09/01/2017	500	504
6.750% due 10/01/2037	200	187

KRATON Polymers LLC
8.125% due 01/15/2014	50	42

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	25	24
6.750% due 12/28/2017	100	96

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	390	411
10.375% due 10/15/2017 (a)	100	104
11.625% due 10/15/2017	365	367

Morgan Stanley
5.950% due 12/28/2017	300	291

Petroplus Finance Ltd.
7.000% due 05/01/2017	30	27

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	400	345

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	90

SLM Corp.
3.491% due 07/26/2010	50	39
3.541% due 07/25/2008	50	49

Tenneco, Inc.
8.125% due 11/15/2015	150	150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	$125	$117

UBS AG
5.875% due 12/20/2017	1,775	1,819

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	84

Universal City Florida Holding Co. I
8.375% due 05/01/2010	50	49

Ventas Realty LP
6.750% due 04/01/2017	150	147

Wachovia Corp.
7.980% due 02/28/2049	600	591

		15,814

INDUSTRIALS 8.3%

Actuant Corp.
6.875% due 06/15/2017	90	89

Allied Waste North America, Inc.
7.250% due 03/15/2015	90	90

Allison Transmission, Inc.
11.000% due 11/01/2015	75	66
11.250% due 11/01/2015 (a)	25	21

American Stores Co.
8.000% due 06/01/2026	250	254

AmeriGas Partners LP
7.125% due 05/20/2016	225	222

Anadarko Petroleum Corp.
5.950% due 09/15/2016	500	518

ARAMARK Corp.
8.500% due 02/01/2015	305	307

ArvinMeritor, Inc.
8.125% due 09/15/2015	300	246

Berry Plastics Holding Corp.
8.875% due 09/15/2014	190	167

Bombardier, Inc.
8.000% due 11/15/2014	170	176

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	150	101

Buhrmann U.S., Inc.
7.875% due 03/01/2015	25	24

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	507

CanWest MediaWorks LP
9.250% due 08/01/2015	100	92

Cascades, Inc.
7.250% due 02/15/2013	25	22

Celestica, Inc.
7.875% due 07/01/2011	285	281

Charter Communications Operating LLC
8.000% due 04/30/2012	350	323
8.375% due 04/30/2014	150	136

Chemtura Corp.
6.875% due 06/01/2016	100	90

Chesapeake Energy Corp.
7.000% due 08/15/2014	250	252

Comcast Corp.
5.900% due 03/15/2016	500	497

Community Health Systems, Inc.
8.875% due 07/15/2015	470	474

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	140	143

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	125	108

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	$85	$87

CSC Holdings, Inc.
6.750% due 04/15/2012	85	83
7.625% due 07/15/2018	350	321

DaVita, Inc.
7.250% due 03/15/2015	125	122

Delhaize America, Inc.
8.050% due 04/15/2027	25	26

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	547

Dex Media West LLC
8.500% due 08/15/2010	150	147

Dynegy Holdings, Inc.
7.125% due 05/15/2018	175	158
7.500% due 06/01/2015	375	353

Eaton Vance Corp.
6.500% due 10/02/2017	1,000	1,069

EchoStar DBS Corp.
7.000% due 10/01/2013	100	95
7.125% due 02/01/2016	265	248

El Paso Corp.
6.875% due 06/15/2014	50	51
7.000% due 06/15/2017	140	145
7.800% due 08/01/2031	325	335
8.050% due 10/15/2030	25	26

Enterprise Products Operating LP
7.034% due 01/15/2068	50	43
8.375% due 08/01/2066	170	166

Ferrellgas Partners LP
8.750% due 06/15/2012	100	102

First Data Corp.
9.875% due 09/24/2015	395	325

Ford Motor Co.
9.215% due 09/15/2021	25	20

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	25	26
8.375% due 04/01/2017	300	319

Freescale Semiconductor, Inc.
6.675% due 12/15/2014	25	17
8.875% due 12/15/2014	50	39
10.125% due 12/15/2016	160	109

General Motors Corp.
7.700% due 04/15/2016	170	125
8.250% due 07/15/2023	75	53

Georgia-Pacific LLC
7.000% due 01/15/2015	510	481
7.700% due 06/15/2015	125	118

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	32	34

HCA, Inc.
9.250% due 11/15/2016	1,025	1,066

Health Management Associates, Inc.
6.125% due 04/15/2016	150	128

Hertz Corp.
8.875% due 01/01/2014	325	310

Ineos Group Holdings PLC
8.500% due 02/15/2016	275	215

Intelsat Corp.
9.000% due 08/15/2014	50	51

Intelsat Jackson Holdings Ltd.
9.250% due 06/15/2016	25	25

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	200	202
8.625% due 01/15/2015	50	51

See Accompanying Notes	Annual Report	March 31, 2008	39

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	$75	$65

Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	500	499

MGM Mirage
6.625% due 07/15/2015	325	284

Nalco Co.
8.875% due 11/15/2013	75	77

New Albertson’s, Inc.
7.450% due 08/01/2029	125	116

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	280	273

Nortel Networks Ltd.
8.508% due 07/15/2011	525	453
10.125% due 07/15/2013	50	46

NPC International, Inc.
9.500% due 05/01/2014	100	91

OPTI Canada, Inc.
8.250% due 12/15/2014	75	75

President and Fellows of Harvard College
5.625% due 10/01/2038	1,000	1,012

Quebecor Media, Inc.
7.750% due 03/15/2016	350	321

Qwest Communications International, Inc.
7.500% due 02/15/2014	275	260

RH Donnelley Corp.
8.875% due 01/15/2016	495	316
8.875% due 10/15/2017	435	274

Sanmina-SCI Corp.
8.125% due 03/01/2016	155	138

Seagate Technology HDD Holdings
5.569% due 10/01/2009	300	291

SemGroup LP
8.750% due 11/15/2015	260	239

Sensata Technologies BV
8.000% due 05/01/2014	200	177

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	50	42

Station Casinos, Inc.
7.750% due 08/15/2016	300	243

Suburban Propane Partners LP
6.875% due 12/15/2013	30	29

Sungard Data Systems, Inc.
9.125% due 08/15/2013	240	244

Superior Essex Communications LLC
9.000% due 04/15/2012	80	77

Terex Corp.
8.000% due 11/15/2017	45	45

Tesoro Corp.
6.500% due 06/01/2017	100	90

Time Warner Cable, Inc.
5.850% due 05/01/2017	500	480

TRW Automotive, Inc.
7.000% due 03/15/2014	25	23
7.250% due 03/15/2017	300	274

United Airlines, Inc.
7.730% due 01/01/2012	106	105

UnitedHealth Group, Inc.
6.000% due 02/15/2018	3,300	3,241

Valero Energy Corp.
6.125% due 06/15/2017	500	506

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014	$195	$189

West Corp.
9.500% due 10/15/2014	150	135

Williams Cos., Inc.
7.625% due 07/15/2019	50	54

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	140	136

XTO Energy, Inc.
6.250% due 08/01/2017	500	534

		24,498

UTILITIES 2.3%

AES Corp.
8.000% due 10/15/2017	375	382

AT&T Corp.
8.000% due 11/15/2031	250	293

Cincinnati Bell, Inc.
7.000% due 02/15/2015	120	109
8.375% due 01/15/2014	25	24

Citizens Communications Co.
7.125% due 03/15/2019	350	308

Deutsche Telekom International Finance BV
8.250% due 06/15/2030	250	301

Edison Mission Energy
7.000% due 05/15/2017	75	75
7.200% due 05/15/2019	385	382
7.750% due 06/15/2016	25	26

Energy Future Holdings Corp.
10.875% due 11/01/2017	500	507

Exelon Generation Co. LLC
6.200% due 10/01/2017	590	586

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	25	14

Idearc, Inc.
8.000% due 11/15/2016	145	95

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	225	214

Knight, Inc.
5.150% due 03/01/2015	50	46

NGPL Pipe Co. LLC
7.119% due 12/15/2017	100	104
7.768% due 12/15/2037	1,000	1,031

NRG Energy, Inc.
7.375% due 02/01/2016	400	393
7.375% due 01/15/2017	100	98

PSEG Energy Holdings LLC
8.500% due 06/15/2011	250	266

Qwest Corp.
6.500% due 06/01/2017	450	408
7.875% due 09/01/2011	100	100

Reliant Energy, Inc.
6.750% due 12/15/2014	100	102
7.875% due 06/15/2017	510	510

Tenaska Alabama Partners LP
7.000% due 06/30/2021	46	43

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	170	172

		6,589

Total Corporate Bonds & Notes (Cost $48,266)		46,901

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.1%

Chesapeake Energy Corp.
2.500% due 05/15/2037	$100	$127

Total Convertible Bonds & Notes (Cost $106)		127

U.S. GOVERNMENT AGENCIES 85.1%

Fannie Mae
2.719% due 03/25/2034	37	36
2.749% due 08/25/2034	25	24
2.799% due 10/27/2037	4,000	3,789
2.830% due 03/25/2022	32	32
2.860% due 04/25/2023	20	20
2.880% due 09/25/2022	17	17
2.930% due 01/25/2022	99	99
2.949% due 11/25/2032 - 03/25/2044	149	147
2.999% due 06/25/2029 - 09/25/2032	98	97
3.025% due 11/25/2021	22	22
3.075% due 07/25/2021	37	37
3.175% due 04/18/2028 - 09/18/2031	35	35
3.325% due 08/25/2022	16	17
3.425% due 05/25/2022	18	18
3.445% due 10/25/2008	8	8
3.475% due 05/25/2018 - 10/25/2020	69	69
3.525% due 04/25/2021 - 10/25/2021	142	142
3.825% due 01/25/2024	50	51
3.925% due 11/25/2021	71	70
4.046% due 08/01/2033	331	335
4.052% due 04/01/2033	24	24
4.244% due 03/01/2034	119	123
4.301% due 12/01/2033	245	249
4.332% due 01/01/2035	723	730
4.470% due 09/25/2022	18	18
4.507% due 11/01/2033	187	192
4.549% due 11/01/2034	68	69
4.614% due 09/01/2035	91	92
4.687% due 01/01/2035	317	324
4.707% due 10/01/2035	539	559
4.713% due 10/01/2034	642	652
4.822% due 04/01/2018	142	144
4.870% due 10/25/2008	16	16
4.945% due 02/01/2032	80	82
5.000% due 01/01/2016 - 08/25/2033	401	361
5.200% due 07/01/2018	13	13
5.295% due 10/01/2017	65	67
5.317% due 10/01/2033	23	23
5.322% due 11/01/2020	86	86
5.375% due 07/01/2025	64	66
5.383% due 03/01/2034	242	245
5.420% due 04/01/2017	8	8
5.422% due 07/01/2017 - 12/01/2027	259	259
5.428% due 05/01/2018	54	53
5.438% due 02/01/2032	317	325
5.447% due 03/01/2020	14	14
5.483% due 09/01/2017 - 03/01/2033	146	146
5.500% due 08/01/2018 - 10/01/2037	4,492	4,538
5.500% due 03/01/2037 - 06/01/2037 (e)	13,638	13,782
5.517% due 01/01/2018	11	11
5.520% due 10/25/2008	12	12
5.589% due 03/01/2016	10	10
5.594% due 02/01/2033	70	71
5.682% due 05/01/2034	495	503
5.722% due 10/01/2044	28	28

40	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.724% due 08/01/2017	$31	$31
5.750% due 09/01/2016 - 09/01/2017	87	88
5.761% due 11/01/2028	1,058	1,075
5.783% due 01/01/2018	11	11
5.799% due 07/01/2017	10	10
5.858% due 01/01/2027	18	18
5.863% due 02/01/2033	94	96
5.883% due 11/01/2018	3	3
5.896% due 09/01/2017	19	19
5.899% due 01/01/2019	13	13
5.922% due 02/01/2032 - 10/01/2040	424	424
5.945% due 01/01/2029	233	235
5.974% due 08/01/2017 - 02/01/2033	79	81
5.988% due 10/01/2036	150	152
5.998% due 12/01/2035	44	45
6.000% due 09/01/2035 - 04/01/2038	108,562	111,001
6.000% due 09/01/2036 - 11/01/2037 (e)	14,947	15,329
6.089% due 09/01/2024	10	10
6.105% due 11/01/2020	17	17
6.107% due 12/01/2034	503	510
6.108% due 02/01/2028	5	5
6.188% due 05/01/2019	16	16
6.212% due 12/01/2035	27	27
6.234% due 12/01/2027	8	8
6.240% due 11/01/2032	45	46
6.243% due 01/01/2033	129	132
6.250% due 11/01/2032	127	129
6.251% due 11/01/2029	104	106
6.254% due 07/01/2032	699	718
6.258% due 01/01/2028 - 03/01/2036	87	90
6.267% due 05/01/2028	19	20
6.271% due 01/01/2033	156	159
6.297% due 12/01/2035	43	45
6.307% due 12/01/2031	49	50
6.336% due 06/01/2032	383	393
6.366% due 03/01/2036	747	758
6.395% due 09/01/2031	171	175
6.416% due 12/01/2032	184	189
6.437% due 10/01/2032	84	85
6.446% due 12/01/2032	117	120
6.469% due 07/01/2019	132	135
6.482% due 08/01/2036	36	36
6.500% due 06/25/2028 - 10/25/2031	798	837
6.509% due 10/01/2025	99	102
6.510% due 09/01/2022	33	34
6.526% due 12/01/2032	48	49
6.571% due 05/01/2033	723	739
6.581% due 04/01/2028	28	29
6.586% due 01/01/2018	91	92
6.604% due 04/01/2027	145	153
6.626% due 09/01/2033	84	87
6.642% due 09/01/2030	156	162
6.649% due 06/01/2025	6	6
6.650% due 02/25/2022	6	6
6.739% due 04/01/2033	120	124
6.758% due 05/01/2038	437	445
6.765% due 08/01/2032	137	138
6.777% due 08/01/2031	315	321
6.810% due 11/01/2029	111	115
6.817% due 03/01/2033	476	487
6.819% due 05/01/2018	57	58
6.838% due 04/01/2024	22	23
6.850% due 12/18/2027	58	62
6.854% due 03/01/2038	15	15
6.858% due 04/01/2032	154	157
6.900% due 05/25/2023 - 07/01/2033	341	361
6.905% due 08/01/2036	429	440
6.943% due 07/01/2025	4	4
6.953% due 11/01/2033	130	132

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.000% due 07/25/2022 - 08/01/2036	$8,792	$9,254
7.005% due 07/01/2036	107	110
7.040% due 09/01/2031	5	5
7.044% due 10/01/2025 - 09/01/2033	55	56
7.060% due 05/01/2033	82	83
7.061% due 07/01/2032	49	50
7.075% due 01/01/2018 - 08/01/2032	433	443
7.077% due 09/01/2024	97	99
7.080% due 10/01/2032	568	580
7.095% due 07/01/2032 - 07/01/2035	522	528
7.185% due 08/01/2032	27	28
7.195% due 08/01/2032	63	64
7.220% due 05/01/2024	125	128
7.248% due 05/01/2032	4	4
7.250% due 09/01/2024	222	228
7.275% due 09/01/2032	39	40
7.290% due 06/01/2019	24	24
7.310% due 07/01/2032	144	148
7.315% due 05/01/2024	55	56
7.500% due 11/15/2021 - 06/25/2042	999	1,068
7.548% due 10/01/2025	5	5
7.660% due 05/01/2015	963	1,083
8.000% due 04/25/2021 - 07/25/2022	164	173
8.600% due 08/25/2019	441	486

Freddie Mac
2.999% due 08/25/2036	71	68
4.000% due 02/15/2017	217	219
4.033% due 09/01/2033	850	869
4.384% due 01/01/2035	22	22
4.960% due 08/01/2017	15	15
5.160% due 11/01/2017	53	53
5.240% due 04/01/2036	94	96
5.268% due 02/01/2036	171	174
5.474% due 04/01/2032	178	188
5.483% due 03/01/2017	16	16
5.500% due 02/01/2037 - 07/01/2037	1,580	1,597
5.500% due 05/01/2037 - 01/01/2038 (e)	12,187	12,320
5.537% due 09/01/2037	72	73
5.543% due 04/01/2036	123	126
5.550% due 05/01/2035	458	461
5.571% due 09/01/2037	30	31
5.593% due 05/01/2037	110	112
5.625% due 08/01/2018 - 01/01/2020	57	58
5.633% due 06/01/2019	49	49
5.699% due 07/01/2037	876	892
5.717% due 06/01/2037	14	14
5.764% due 12/01/2037	42	42
5.797% due 05/01/2019	11	11
5.804% due 09/01/2037	34	34
5.827% due 08/01/2037	29	29
5.844% due 01/01/2037	594	603
5.845% due 02/01/2015	86	88
5.864% due 11/01/2036	21	21
5.872% due 11/01/2031	163	166
5.873% due 08/01/2037	15	15
5.893% due 08/01/2037	10	10
5.902% due 09/01/2034	476	484
5.922% due 07/25/2044	50	49
5.935% due 08/01/2036	37	37
5.968% due 02/01/2018	58	59
5.969% due 09/01/2036	24	24
5.974% due 01/01/2035	455	460
5.995% due 09/01/2037	69	71
6.000% due 03/15/2017 - 12/01/2037	4,833	5,022
6.000% due 07/01/2036 - 09/01/2037 (e)	8,408	8,630

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.208% due 06/01/2019	$76	$76
6.276% due 07/01/2034	488	498
6.442% due 05/01/2019	595	601
6.488% due 01/01/2033	42	43
6.491% due 03/01/2025	3	3
6.500% due 11/15/2021 - 03/15/2024	524	555
6.522% due 10/01/2035	664	675
6.524% due 02/01/2037	133	137
6.588% due 01/01/2035	535	539
6.617% due 12/01/2034	107	109
6.633% due 01/01/2033	40	41
6.671% due 03/01/2025	99	104
6.704% due 02/01/2033	12	12
6.724% due 10/01/2032	279	284
6.750% due 01/15/2024	62	65
6.754% due 10/01/2026	10	10
6.799% due 09/01/2037	2,236	2,273
6.867% due 09/01/2018	46	48
6.873% due 06/01/2033	86	88
6.875% due 04/01/2017	490	495
6.888% due 08/01/2034	7	7
6.894% due 02/01/2026	137	140
7.000% due 10/15/2013 - 12/01/2047	4,250	4,449
7.001% due 05/01/2029	200	202
7.015% due 08/01/2034	364	370
7.025% due 09/01/2033	71	72
7.028% due 08/01/2024	38	38
7.033% due 11/01/2031	132	133
7.105% due 03/01/2032	1,084	1,102
7.110% due 04/01/2033	8	9
7.113% due 08/01/2030	64	65
7.117% due 12/01/2033	656	682
7.120% due 07/01/2025	137	140
7.125% due 07/01/2017	50	51
7.131% due 09/01/2023	51	53
7.135% due 05/01/2033	64	65
7.162% due 07/01/2033	79	81
7.230% due 09/01/2031	368	375
7.250% due 09/01/2032	222	226
7.267% due 11/01/2029	856	870
7.268% due 07/01/2033	340	347
7.278% due 03/01/2031	200	203
7.310% due 09/01/2024	54	56
7.379% due 08/01/2035	41	42
7.455% due 05/15/2023	87	90
7.500% due 09/01/2011 - 10/01/2024	1,300	1,355
7.563% due 11/01/2035	442	455
7.637% due 07/01/2024	41	41
8.500% due 06/15/2031	602	701
9.000% due 09/15/2020 - 02/15/2021	498	539
9.500% due 03/15/2020	33	33

Ginnie Mae
5.000% due 10/20/2030 - 01/20/2035	359	360
5.125% due 10/20/2025 - 12/20/2026	40	39
5.500% due 04/20/2037	53	48
5.625% due 08/20/2027 - 10/20/2029	299	301
5.750% due 01/20/2032 - 03/20/2032	531	536
6.100% due 06/15/2028 - 03/15/2029	2,478	2,561
6.125% due 08/20/2033	49	49
6.250% due 02/20/2029	61	62
6.375% due 06/20/2022 - 06/20/2032	1,168	1,191
6.490% due 01/15/2028 - 01/15/2029	2,344	2,452

Small Business Administration
5.160% due 02/01/2028	2,500	2,535
5.170% due 01/01/2028	5,000	5,046

See Accompanying Notes	Annual Report	March 31, 2008	41

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Vendee Mortgage Trust
6.500% due 09/15/2024	$338	$368

Total U.S. Government Agencies (Cost $247,335)		249,995

U.S. TREASURY OBLIGATIONS 2.4%

U.S. Treasury Notes
4.625% due 02/29/2012	1,000	1,092
4.750% due 08/15/2017	5,400	5,977

Total U.S. Treasury Obligations (Cost $6,487)		7,069

MORTGAGE-BACKED SECURITIES 12.3%

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	402	400
5.634% due 07/10/2046	500	499
6.186% due 06/11/2035	255	260

Banc of America Funding Corp.
4.113% due 05/25/2035	118	102
4.622% due 02/20/2036	158	152
5.663% due 06/20/2035	195	157

Banc of America Mortgage Securities, Inc.
2.999% due 03/25/2034	215	206
3.049% due 01/25/2034	89	85
4.145% due 07/25/2034	175	176
4.709% due 04/25/2035	270	270
7.235% due 07/20/2032	59	57

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,932	1,831
4.650% due 01/25/2035	170	169

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	198	198
7.000% due 05/20/2030	396	434

CC Mortgage Funding Corp.
2.729% due 05/25/2048	385	313

Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035	290	282

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	500	484

Countrywide Alternative Loan Trust
5.636% due 07/20/2035	239	214

Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	123	97
2.869% due 03/25/2035	270	237
2.919% due 03/25/2035	340	255
5.250% due 02/20/2036	218	180
6.097% due 07/19/2033	497	480
6.603% due 02/25/2034	326	318
6.748% due 05/19/2033	357	357

CS First Boston Mortgage Securities Corp.
4.940% due 12/15/2035	500	484
5.167% due 03/25/2034	286	271
5.603% due 07/15/2035	500	499
5.750% due 04/22/2033	1,524	1,417

Downey Savings & Loan Association Mortgage Loan Trust
2.959% due 11/19/2044	170	130
6.816% due 07/19/2044	114	116

First Horizon Asset Securities, Inc.
3.099% due 03/25/2018	216	215
6.184% due 03/25/2033	251	245

First Republic Mortgage Loan Trust
3.068% due 11/15/2030	138	125
3.168% due 11/15/2031	56	52

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	502

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
2.859% due 10/25/2045	$69	$50

GSAA Trust
6.000% due 04/01/2034	950	944

GSR Mortgage Loan Trust
3.730% due 04/25/2032	82	82
4.539% due 09/25/2035	428	400
4.754% due 09/25/2034	259	252
5.250% due 11/25/2035	494	442
6.673% due 08/25/2034	505	507

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	660	622
2.869% due 08/19/2045	67	52

Indymac Index Mortgage Loan Trust
7.353% due 10/25/2034	412	413

JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037	500	504

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	489
5.430% due 02/15/2040	500	486

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	800	788
3.817% due 04/21/2034	78	78

MASTR Alternative Loans Trust
7.000% due 06/25/2034	138	138

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	211	205

Mellon Residential Funding Corp.
3.188% due 09/15/2030	258	250
3.561% due 12/15/2030	59	57

Merrill Lynch Mortgage Investors, Inc.
7.209% due 09/25/2033	78	78

MLCC Mortgage Investors, Inc.
2.939% due 04/25/2028	131	117
5.028% due 01/25/2030	110	100
7.056% due 01/25/2029	419	411

Morgan Stanley Capital I
5.223% due 11/14/2042	500	505
5.328% due 11/12/2041	580	567

Nomura Asset Acceptance Corp.
5.500% due 05/25/2033	106	100
6.000% due 05/25/2033	70	68
7.000% due 04/25/2033	11	11

Provident Funding Mortgage Loan Trust
4.035% due 04/25/2034	244	245

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	1,965	1,605
6.000% due 08/25/2035	2,991	2,770

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031	575	597

Sequoia Mortgage Trust
2.886% due 07/20/2033	135	129
2.916% due 10/20/2027	56	49
2.916% due 04/20/2033	205	199
2.936% due 10/20/2027	273	250
2.986% due 12/20/2032	233	230

Structured Asset Mortgage Investments, Inc.
2.829% due 07/25/2046	140	87
2.899% due 05/19/2035	251	224
7.017% due 05/25/2045	92	88

Thornburg Mortgage Securities Trust
2.719% due 07/25/2036	2,902	2,680
2.869% due 03/25/2044	246	221
2.969% due 09/25/2044	198	190

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

WaMu Mortgage Pass-Through Certificates
2.889% due 12/25/2045	$215	$170
2.909% due 01/25/2045	48	38
3.139% due 12/25/2027	412	374
3.525% due 10/25/2044	244	218
3.565% due 11/25/2034	241	216
3.796% due 06/25/2034	55	55
4.054% due 10/25/2033	1,500	1,498
4.334% due 06/25/2033	251	250
5.326% due 02/25/2046	379	295
5.526% due 11/25/2042	19	18
5.572% due 07/25/2046	1,295	876

Wells Fargo Mortgage-Backed Securities Trust
4.015% due 12/25/2034	164	159
4.232% due 09/25/2034	174	166
4.368% due 09/25/2034	264	259
4.490% due 01/25/2035	300	300
4.541% due 02/25/2035	423	421
5.500% due 12/25/2033	63	63
6.607% due 10/25/2034	353	342

Total Mortgage-Backed Securities (Cost $37,518)		36,267

ASSET-BACKED SECURITIES 5.3%

ACE Securities Corp.
5.849% due 04/25/2035	650	46

American Express Credit Account Master Trust
3.318% due 02/15/2012	124	121

Ameriquest Mortgage Securities, Inc.
6.124% due 11/25/2032	238	24
8.224% due 02/25/2033	200	38

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	69	61

Bear Stearns Asset-Backed Securities Trust
2.799% due 09/25/2034	64	64
2.929% due 10/25/2032	130	113
2.929% due 01/25/2036	563	548
2.999% due 10/27/2032	83	78
3.089% due 06/25/2036	400	313
3.599% due 10/25/2037	208	187

Bear Stearns Second Lien Trust
2.819% due 12/25/2036	1,783	1,337

Chase Funding Mortgage Loan Asset- Backed Certificates
3.239% due 11/25/2031	135	135

Citibank Omni Master Trust
3.699% due 12/23/2013	2,000	2,004

Countrywide Asset-Backed Certificates
2.699% due 09/25/2047	599	568

First Franklin Mortgage Loan Asset- Backed Certificates
2.649% due 11/25/2036	589	533

Green Tree Financial Corp.
6.110% due 09/01/2023	667	681
6.870% due 01/15/2029	520	523

Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,500	1,473

GSAA Trust
2.869% due 06/25/2035	822	581

HFC Home Equity Loan Asset-Backed Certificates
2.826% due 01/20/2034	2,156	1,750
3.336% due 11/20/2036	597	593

Home Equity Asset Trust
2.659% due 08/25/2036	22	22

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	579	533
2.649% due 12/25/2036	334	311

42	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Irwin Home Equity Corp.
3.139% due 07/25/2032	$10	$8

JPMorgan Mortgage Acquisition Corp.
2.649% due 10/25/2036	547	510

Morgan Stanley ABS Capital I
3.679% due 12/27/2032	268	248

New Century Home Equity Loan Trust
2.969% due 08/25/2034	57	50

Renaissance Home Equity Loan Trust
3.099% due 12/25/2033	284	263

SBI HELOC Trust
2.769% due 08/25/2036	202	194

Soundview Home Equity Loan Trust
3.399% due 10/25/2037	488	478

Structured Asset Securities Corp.
4.900% due 04/25/2035	1,143	1,057

TABS Ltd.
4.335% due 02/12/2047	280	12

Truman Capital Mortgage Loan Trust
2.939% due 01/25/2034	89	87

Total Asset-Backed Securities (Cost $16,616)		15,544

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%

Argon Capital PLC for Royal Bank of Scotland
8.162% due 10/29/2049	GBP	800	$1,531

Japanese Government CPI Linked Bond
1.188% due 02/28/2016	JPY	8,467	84

Total Foreign Currency-Denominated Issues (Cost $1,684)			1,615

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

Bank of America Corp.
7.250% due 12/31/2049		225	232

General Motors Corp.
5.250% due 03/06/2032		2,000	33

Total Convertible Preferred Stocks (Cost $267)			265

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.1%

COMMERCIAL PAPER 1.8%

Barclays U.S. Funding Corp.
3.125% due 04/23/2008		$700	699

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Federal Home Loan Bank
1.500% due 04/01/2008	$3,800	$3,800

Unicredito Italiano SpA
3.850% due 05/02/2008	900	897

		5,396

REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
1.900% due 04/01/2008	1,022	1,022

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $1,050. Repurchase proceeds are $1,022.)

U.S. TREASURY BILLS 5.9%
1.017% due 04/17/2008 - 07/24/2008 (b)(c)	17,300	17,228

Total Short-Term Instruments (Cost $23,683)		23,646

Total Investments 130.1% (Cost $382,536)		$381,938

Other Assets and Liabilities (Net) (30.1%)		(88,259)

Net Assets (d) 100.0%		$293,679

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Payment in-kind bond security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $6,963 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $33,324 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $27,075 at a weighted average interest rate of 4.497%. On March 31, 2008, securities valued at $49,840 were pledged as collateral for reverse repurchase agreements.
(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.100%		03/20/2013	DUB	$3,000	$34
ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%		09/20/2008	BOA	50	0
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.680%		09/20/2012	MSC	50	(5)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(3.000%	)	12/20/2017	GSC	1,000	(109)
Bear Stearns Cos., Inc. 6.950% due 08/10/2012	Buy	(4.050%	)	12/20/2012	CITI	137	(12)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	3.000%		03/20/2013	BOA	50	1
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	BOA	50	(4)
CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	MSC	50	(5)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%		09/20/2008	BCLY	25	0
Fannie Mae 5.500% due 06/09/2033	Sell	0.660%		12/20/2012	HSBC	1,000	9
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.520%		09/20/2008	MLP	25	(1)
Freddie Mac 5.080% due 02/07/2019	Sell	0.670%		12/20/2012	MSC	1,000	8
General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%		09/20/2008	CITI	50	(1)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		03/20/2013	LEH	100	(3)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	2.220%		09/20/2012	CITI	50	(6)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%		09/20/2008	LEH	100	(4)
HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	LEH	100	(1)
Multiple Reference Entities of Gazprom	Sell	1.380%		12/20/2008	MSC	3,000	3
Nalco Co. 7.750% due 11/15/2011	Sell	0.820%		09/20/2008	CSFB	75	0
New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Buy	(5.000%	)	06/25/2035	BOA	2,500	893
New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Sell	5.500%		06/25/2035	JPM	2,500	(880)
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%		09/20/2008	LEH	50	(1)
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%		09/20/2008	RBS	50	0
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.000%		12/20/2012	LEH	100	(10)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB	2,000	(123)

See Accompanying Notes	Annual Report	March 31, 2008	43

Schedule of Investments  Income Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%	06/20/2009	BCLY	$100	$3
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.920%	09/20/2012	CITI	50	(4)
TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%	09/20/2008	LEH	25	0

						$(218)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	BCLY	$1,000	$(32)
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	12/20/2012	MSC	7,000	(216)
Dow Jones CDX N.A. HY9 Index	Sell	1.550%	12/20/2010	MLP	50	0
Dow Jones CDX N.A. HY9 Index	Sell	1.140%	12/20/2012	MLP	1,987	(51)
Dow Jones CDX N.A. HY9 Index	Sell	1.443%	12/20/2012	MLP	9,937	(142)
Dow Jones CDX N.A. HY9 Index	Sell	3.750%	12/20/2012	MLP	3,861	(397)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	DUB	2,000	(8)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	300	(1)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	10,100	(23)
Dow Jones CDX N.A. IG9 Index	Sell	0.560%	12/20/2012	DUB	10,000	(166)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	500	5
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	CSFB	4,000	(673)
Home Equity Index AA Rating 2006-2	Sell	0.170%	05/25/2046	BEAR	2,000	(320)
Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	BEAR	3,000	(549)
Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	CSFB	1,000	(423)
Home Equity Index AA Rating 2007-2	Sell	1.920%	01/25/2038	BEAR	3,000	(520)
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	CSFB	4,799	(161)
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	DUB	4,797	137
Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	CSFB	1,800	85

						$(3,455)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY	$100	$2
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS	17,500	41
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY	5,100	223
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM	1,800	66
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS	33,900	1,618
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC	4,000	(62)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS	4,100	(22)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS	1,100	26

						$1,892

(g)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	GBP	800	04/2008	$0	$(4)	$(4)
Sell	JPY	10,000	05/2008	0	(2)	(2)

				$0	$(6)	$(6)

44	PIMCO Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

Daimler Finance North America LLC
6.800% due 08/03/2012	$47,760	$39,727

Idearc, Inc.
4.700% due 11/17/2014	36,759	29,577

Total Bank Loan Obligations (Cost $82,433)		69,304

CORPORATE BONDS & NOTES 25.2%

BANKING & FINANCE 21.8%

American Express Bank FSB
2.596% due 10/20/2009	23,800	23,640

American Express Centurion Bank
3.075% due 05/07/2008	21,000	20,996

American Express Credit Corp.
3.118% due 11/09/2009	32,600	31,917

American Honda Finance Corp.
3.085% due 08/05/2008	18,670	18,673

ANZ National International Ltd.
3.168% due 08/07/2009	5,700	5,690

Bank of America Corp.
2.681% due 09/25/2009	61,900	61,302
3.155% due 11/06/2009	3,200	3,178
8.000% due 12/29/2049	188,900	189,508

Bank of America N.A.
2.901% due 06/12/2009	12,000	11,940

Bank of Ireland
2.589% due 12/19/2008	4,100	4,097

Bank of New York Mellon Corp.
3.495% due 02/05/2010	63,300	63,333

Bear Stearns Cos., Inc.
2.786% due 03/30/2009	20,800	19,776
3.160% due 08/21/2009	9,200	8,706
3.190% due 05/18/2010	64,800	60,302

Calabash Re Ltd.
11.200% due 01/08/2010	4,700	4,769
13.700% due 01/08/2010	4,500	4,643

Capital One Financial Corp.
3.270% due 09/10/2009	100,770	91,329

Caterpillar Financial Services Corp.
3.314% due 10/28/2008	1,800	1,800

CIT Group, Inc.
2.729% due 12/19/2008	31,200	28,121
3.100% due 06/08/2009	1,350	1,118
3.190% due 08/17/2009	48,100	40,422
3.215% due 08/15/2008	2,000	1,846
3.302% due 05/23/2008	9,200	9,017

Citigroup Funding, Inc.
2.599% due 04/23/2009	76,520	75,597
2.606% due 06/26/2009	17,975	17,723
2.980% due 12/08/2008	23,100	22,885

Citigroup, Inc.
2.701% due 12/28/2009	22,100	21,645
3.162% due 05/02/2008	33,000	32,988
5.100% due 09/29/2011	1,500	1,501

Countrywide Financial Corp.
4.786% due 01/05/2009	5,000	4,681

Credit Agricole S.A.
3.090% due 05/28/2009	17,600	17,619
3.140% due 05/28/2010	24,400	24,420

DnB NOR Bank ASA
4.447% due 10/13/2009	18,900	18,924

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	8,300	7,055

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Credit Co. LLC
5.800% due 01/12/2009	$9,200	$8,766
7.250% due 10/25/2011	900	740
7.375% due 10/28/2009	13,000	11,857
7.375% due 02/01/2011	600	501

General Electric Capital Corp.
2.840% due 03/16/2009	10,000	9,986
2.931% due 03/12/2010	35,400	35,225
3.689% due 02/01/2011	63,300	62,852
3.964% due 01/20/2010	39,800	39,544
4.686% due 01/05/2009	24,400	24,382
4.706% due 10/06/2010	12,200	12,005

General Motors Acceptance Corp.
7.430% due 12/01/2021	92	93

GMAC LLC
6.000% due 12/15/2011	3,500	2,620

Goldman Sachs Group, Inc.
2.689% due 12/22/2008	36,400	36,146
2.689% due 06/23/2009	14,200	14,020
2.746% due 03/30/2009	20,800	20,597
3.186% due 11/10/2008	31,800	31,636
3.406% due 07/29/2008	21,600	21,550
4.178% due 07/23/2009	600	595

HSBC Bank USA N.A.
3.130% due 06/10/2009	9,200	9,174

HSBC Capital Funding LP
9.547% due 12/29/2049	20,046	21,596

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	894

HSBC Finance Corp.
2.930% due 09/15/2008	16,600	16,443
8.000% due 07/15/2010	12,000	12,677

ICICI Bank Ltd.
4.917% due 01/12/2010	32,200	30,825

John Deere Capital Corp.
4.500% due 08/25/2008	900	904

Lehman Brothers Holdings, Inc.
2.788% due 04/03/2009	10,900	10,394
3.170% due 08/21/2009	43,100	41,290
3.232% due 05/25/2010	1,400	1,253
3.346% due 11/10/2009	15,000	13,590
3.984% due 10/22/2008	29,970	29,188
5.625% due 01/24/2013	5,300	5,161

Longpoint Re Ltd.
8.050% due 05/08/2010	8,500	8,617

Merrill Lynch & Co., Inc.
3.138% due 12/04/2009	21,000	20,472
3.158% due 08/14/2009	23,000	22,536
3.531% due 07/25/2011	32,700	29,766
3.888% due 10/23/2008	25,500	25,415

Morgan Stanley
2.639% due 11/21/2008	16,460	16,363
3.206% due 02/09/2009	30,000	29,664
4.348% due 01/15/2010	30,900	29,555

Mystic Re Ltd.
9.390% due 12/05/2008	26,900	26,674
13.090% due 06/07/2011	6,400	6,608

National Australia Bank Ltd.
2.979% due 09/11/2009	23,500	23,489
3.578% due 02/08/2010	109,600	109,653

Osiris Capital PLC
7.108% due 01/15/2010	11,000	10,936

Phoenix Quake Ltd.
5.148% due 07/03/2008	6,500	6,500

Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	6,400	6,401

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Phoenix Quake Wind II Ltd.
6.198% due 07/03/2008	$3,000	$2,958

PNC Bank N.A.
3.689% due 02/01/2010	73,400	73,300

Pricoa Global Funding I
2.981% due 09/12/2008	10,000	10,000
3.136% due 03/03/2009	22,000	21,992

Regions Financial Corp.
4.500% due 08/08/2008	19,318	19,397

Residential Reinsurance 2007 Ltd.
13.326% due 06/07/2010	1,800	1,842

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	49,100	49,022
9.118% due 03/31/2049	37,207	37,560

Santander U.S. Debt S.A. Unipersonal
3.024% due 11/20/2008	4,700	4,686
3.205% due 02/06/2009	200	199

SLM Corp.
3.471% due 07/27/2009	16,200	13,634
3.491% due 07/26/2010	5,200	4,097

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	9,945	9,992

U.S. Bancorp
3.512% due 02/04/2010	37,820	37,568

VTB Capital S.A.
3.839% due 08/01/2008	20,500	20,295

Wachovia Bank N.A.
2.639% due 03/23/2009	17,850	17,686

Wachovia Corp.
3.126% due 12/01/2009	25,600	24,926
3.301% due 10/28/2008	21,900	21,777
7.980% due 02/28/2049	176,000	173,454

Wells Fargo & Co.
3.674% due 01/29/2010	70,100	69,778
4.477% due 01/12/2011	6,600	6,468

Westpac Banking Corp.
3.040% due 06/06/2008	13,300	13,298

		2,484,243

INDUSTRIALS 1.5%

Anadarko Petroleum Corp.
3.200% due 09/15/2009	4,700	4,613

Cisco Systems, Inc.
3.158% due 02/20/2009	2,400	2,400

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,610

Daimler Finance North America LLC
3.218% due 03/13/2009	28,600	28,253
3.562% due 08/03/2009	23,000	22,650
4.050% due 06/04/2008	80	80

El Paso Corp.
7.625% due 09/01/2008	1,075	1,090

General Mills, Inc.
4.024% due 01/22/2010	17,700	17,333

Pemex Project Funding Master Trust
9.375% due 12/02/2008	4,492	4,694

Time Warner, Inc.
3.300% due 11/13/2009	17,400	16,668

Transocean, Inc.
3.214% due 09/05/2008	23,000	22,888

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	47,000	47,005

		175,284

See Accompanying Notes	Annual Report	March 31, 2008	45

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.9%

AT&T, Inc.
3.195% due 02/05/2010	$11,700	$11,595

BellSouth Corp.
3.165% due 08/15/2008	38,950	38,903

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	5,025

Public Service Electric & Gas Co.
3.776% due 03/12/2010	51,300	51,259

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	31,600	31,600

Southern California Edison Co.
3.212% due 02/02/2009	20,470	19,769

Telecom Italia Capital S.A.
4.561% due 07/18/2011	24,000	21,442

Telefonica Emisones SAU
2.842% due 06/19/2009	33,000	32,152

		211,745

Total Corporate Bonds & Notes (Cost $2,926,671)		2,871,272

COMMODITY INDEX-LINKED NOTES 0.2%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	28,000	27,817

Total Commodity Index-Linked Notes (Cost $28,000)		27,817

U.S. GOVERNMENT AGENCIES 34.3%

Fannie Mae
0.950% due 03/25/2009 (b)	201	1
2.666% due 12/25/2036	10,465	10,055
2.799% due 10/27/2037	107,300	101,647
2.949% due 03/25/2044	884	873
2.999% due 05/25/2031 - 06/25/2032	3,152	3,049
3.199% due 05/25/2030	732	731
3.225% due 04/25/2022	17	16
3.249% due 05/25/2030	732	732
4.000% due 05/01/2011	220	223
4.250% due 05/25/2033	9,449	9,341
4.500% due 06/01/2011 - 08/01/2035	4,704	4,780
4.532% due 09/01/2035	10,837	10,912
4.535% due 04/01/2034	2,150	2,154
4.623% due 07/01/2035	11,844	11,989
4.642% due 07/01/2035	13,844	14,014
4.665% due 05/01/2035	9,727	9,843
4.669% due 01/01/2035	16,114	16,308
4.712% due 03/01/2035	1,835	1,862
4.747% due 03/01/2035	20,070	20,488
4.929% due 10/01/2035	7,955	8,127
5.000% due 12/01/2013 - 03/01/2038	1,189,837	1,204,643
5.029% due 06/01/2035	4,266	4,338
5.039% due 03/01/2035	6,314	6,475
5.320% due 06/01/2017	16	16
5.379% due 09/01/2032	1,997	2,009
5.420% due 08/01/2017	7	7
5.422% due 07/01/2018 - 02/01/2028	141	141
5.424% due 12/01/2017	26	26
5.498% due 11/01/2017	37	36
5.500% due 10/01/2008 - 04/01/2038	1,009,383	1,022,501
5.625% due 07/01/2017	57	57
5.632% due 04/01/2018	1,039	1,037
5.697% due 07/01/2017	55	56
5.722% due 07/01/2042 - 07/01/2044	14,924	14,847

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.772% due 09/01/2041	$22,097	$21,879
5.922% due 10/01/2030 - 11/01/2039	1,990	1,986
6.000% due 03/01/2009 - 04/01/2038	184,703	189,783
6.002% due 01/01/2021	35	35
6.076% due 01/01/2024	153	156
6.206% due 11/01/2017	64	64
6.270% due 08/01/2029	963	988
6.292% due 07/25/2017	542	572
6.295% due 11/01/2018	5	4
6.371% due 01/01/2024	11	11
6.500% due 03/25/2009 (b)	48	2
6.500% due 08/01/2029 - 12/25/2042	120,506	125,728
6.863% due 04/01/2024	235	241
6.961% due 11/01/2027	111	112
6.977% due 06/01/2022	8	8
7.000% due 05/01/2012 - 01/01/2032	1,282	1,289
7.132% due 02/01/2028	298	302
7.257% due 07/01/2023	92	93
7.436% due 10/01/2024	184	188
7.500% due 02/01/2013	4	4
8.000% due 04/01/2030 - 11/01/2031	3,231	3,502
8.500% due 02/01/2017 - 04/01/2025	153	168
8.800% due 01/25/2019	98	108
9.000% due 03/25/2021 - 01/01/2025	350	390
9.250% due 10/25/2018	6	7
9.500% due 03/25/2020 - 11/01/2025	787	876
10.000% due 10/01/2009 - 05/01/2022	32	34
10.500% due 07/01/2014 - 07/01/2021	4	4
11.000% due 11/01/2020	4	5
11.250% due 10/01/2015	7	8
11.500% due 11/01/2019 - 02/01/2020	3	3
11.750% due 02/01/2016	10	12
13.000% due 07/01/2015	3	3
13.250% due 09/01/2011	2	2
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011	2	2
16.000% due 09/01/2012 - 12/01/2012	2	2

Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025	4,775	4,819

Freddie Mac
2.859% due 08/25/2031	4,427	4,358
2.879% due 09/25/2031	7,402	7,398
2.968% due 07/15/2019 - 10/15/2020	327,326	316,699
3.000% due 02/15/2023	34	34
3.048% due 02/15/2019	108,955	108,278
3.118% due 05/15/2036	16,972	16,383
3.168% due 12/15/2030	14,259	13,945
3.218% due 06/15/2018	4,620	4,564
3.268% due 11/15/2030	12	12
3.825% due 10/15/2020	62	62
3.875% due 03/15/2021	35	35
4.000% due 09/15/2015	195	197
4.000% due 01/15/2024 (b)	3,904	525
4.458% due 03/01/2035	6,181	6,233
4.500% due 02/15/2015 - 06/01/2018	47,763	48,470
4.599% due 04/01/2035	13,334	13,329
4.630% due 04/01/2035	10,205	10,225
4.701% due 06/01/2035	52,587	53,479
4.704% due 08/01/2035	90,442	91,106
4.729% due 03/01/2035	10,400	10,430

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.792% due 08/01/2035	$20,484	$20,646
4.883% due 04/01/2035	2,559	2,599
4.909% due 07/01/2035	23,732	24,124
4.960% due 03/01/2035	2,503	2,544
5.000% due 04/01/2013 - 07/15/2024	65,789	66,684
5.048% due 04/01/2035	4,735	4,837
5.500% due 02/15/2014 - 03/01/2037	73,643	74,852
5.591% due 08/15/2032	831	826
5.922% due 07/25/2044	848	828
6.000% due 03/01/2011 - 11/01/2037	35,512	36,526
6.365% due 01/01/2024	100	102
6.373% due 11/01/2022	282	287
6.500% due 01/01/2017 - 07/25/2043	62,282	65,102
6.602% due 02/01/2020	324	335
6.926% due 10/01/2027	30	30
7.000% due 01/01/2030 - 04/01/2032	79	83
7.022% due 06/01/2024	74	75
7.024% due 01/01/2024	127	129
7.046% due 11/01/2023	46	47
7.065% due 07/01/2018	56	57
7.119% due 10/01/2023	131	133
7.130% due 12/01/2022	45	46
7.152% due 09/01/2023	21	22
7.250% due 02/01/2023	2	1
7.335% due 03/01/2024	1	1
7.500% due 07/15/2030	618	626
8.000% due 01/01/2012 - 12/01/2024	401	428
8.500% due 06/01/2009 - 11/01/2025	870	964
9.000% due 12/15/2020 - 08/01/2022	323	341
9.500% due 03/01/2010 - 09/01/2021	106	115
9.750% due 11/01/2008	5	5
10.000% due 03/01/2016 - 05/15/2020	49	53
10.500% due 10/01/2010 - 05/01/2014	1	1
10.750% due 09/01/2009 - 08/01/2011	8	8
14.000% due 09/01/2012 - 04/01/2016	2	2
15.000% due 08/01/2011 - 12/01/2011	1	1

Ginnie Mae
3.368% due 12/16/2025	154	152
5.125% due 10/20/2023 - 12/20/2027	3,130	3,126
5.625% due 08/20/2022 - 07/20/2030	4,247	4,282
6.000% due 01/15/2029 - 06/15/2037	6,119	6,260
6.375% due 04/20/2016 - 05/20/2030	6,894	7,057
6.500% due 03/20/2019 - 05/15/2034	299	308
7.000% due 03/15/2011 - 10/15/2011	16	16
7.500% due 03/15/2022 - 09/15/2031	270	291
8.000% due 05/15/2016 - 06/20/2031	2,328	2,537
8.500% due 12/15/2021 - 08/15/2030	72	79
9.000% due 03/15/2017 - 11/15/2030	286	315
9.500% due 10/15/2016 - 06/15/2025	26	29
9.750% due 08/15/2017	21	24

46	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
10.000% due 10/15/2013 - 11/15/2020	$6	$7
10.500% due 11/15/2019 - 02/15/2021	1	1
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	4	5
11.750% due 08/15/2013	4	4
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	4	4
13.500% due 11/15/2012	5	5
16.000% due 02/15/2012	6	7

Small Business Administration
7.640% due 03/10/2010	164	171

Vendee Mortgage Trust
6.500% due 05/15/2029	41,881	45,498

Total U.S. Government Agencies (Cost $3,891,126)		3,916,127

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Notes
3.375% due 12/15/2008	3,000	3,042

Total U.S. Treasury Obligations (Cost $3,038)		3,042

MORTGAGE-BACKED SECURITIES 13.3%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	52,959	47,776
4.390% due 02/25/2045	14,802	13,526
4.440% due 02/25/2045	50,323	45,290

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	2,175	2,174

Banc of America Funding Corp.
4.113% due 05/25/2035	260,898	247,964

Banc of America Mortgage Securities, Inc.
4.362% due 05/25/2033	509	498
6.500% due 10/25/2031	7,683	7,482

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	15,361	14,710
4.625% due 10/25/2035	57,275	54,273
4.750% due 10/25/2035	164,675	155,551
4.760% due 01/25/2034	15,444	14,834
5.031% due 04/25/2033	9,882	9,617
5.437% due 04/25/2033	24,917	23,200
5.550% due 02/25/2033	2,049	1,897
6.099% due 11/25/2030	136	131
6.764% due 02/25/2033	1,335	1,255

Bear Stearns Alt-A Trust
5.229% due 03/25/2035	31,990	27,191
5.371% due 05/25/2035	32,480	28,146
5.706% due 09/25/2035	8,705	7,159

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	33,491	29,328

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	2,133	2,026
5.681% due 01/26/2036	17,636	14,927

Citicorp Mortgage Securities, Inc.
5.500% due 12/25/2019	9	9

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	10,357	10,358

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	13,526	10,269
2.879% due 02/25/2037	14,153	11,133
6.500% due 06/25/2033	1,477	1,481

Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	4,649	3,677
4.723% due 02/20/2035	30,140	29,220
4.800% due 11/25/2034	17,137	16,098

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.250% due 02/20/2036	$29,424	$23,869

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	13,508	13,463
5.215% due 03/25/2032	2,836	2,563
6.556% due 06/25/2032	64	63

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.679% due 03/25/2037	10,214	9,851

DLJ Acceptance Trust
11.000% due 08/01/2019	68	71

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	184	187

Drexel Burnham Lambert CMO Trust
3.869% due 05/01/2016	3	3

First Horizon Alternative Mortgage Securities
4.713% due 06/25/2034	19,605	17,507

First Horizon Asset Securities, Inc.
4.749% due 07/25/2033	8,495	8,458

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	18,343	16,528
2.679% due 01/25/2047	19,435	18,458

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	9,902	9,154

GSR Mortgage Loan Trust
4.539% due 09/25/2035	97,953	92,342
4.749% due 09/25/2035	12,272	11,568
6.000% due 03/25/2032	1,136	1,088

Harborview Mortgage Loan Trust
5.137% due 07/19/2035	14,222	13,601

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	9,322	8,781

Imperial Savings Association
6.503% due 02/25/2018	39	39

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	11,495	10,708

JPMorgan Mortgage Trust
5.023% due 02/25/2035	23,763	21,630

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	17,901	17,875

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	4,391	4,131

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	27,135	26,389

MASTR Asset Securitization Trust
5.500% due 09/25/2033	25,735	24,733

Mellon Residential Funding Corp.
3.601% due 06/15/2030	21,700	20,652

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	14,439	11,604
4.489% due 02/25/2035	32,529	29,767
6.033% due 05/25/2033	16,695	15,478

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	2,848	2,573
4.250% due 10/25/2035	15,389	14,856

Morgan Stanley Capital I
2.878% due 10/15/2020	5,788	5,384

Prime Mortgage Trust
2.999% due 02/25/2019	1,388	1,313
2.999% due 02/25/2034	7,004	6,328

Prudential-Bache CMO Trust
8.400% due 03/20/2021	184	184

RAAC Series 2005-SP1
5.000% due 09/25/2034	1,955	1,908

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Resecuritization Mortgage Trust
2.856% due 04/26/2021	$35	$35

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	20	19

Sears Mortgage Securities
12.000% due 02/25/2014	8	8

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	7,249	5,376
2.879% due 02/25/2036	7,239	5,673
2.889% due 09/19/2032	6,841	6,237
9.515% due 06/25/2029	605	658

Structured Asset Securities Corp.
6.150% due 07/25/2032	155	144
7.108% due 01/25/2032	165	158

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	19,115	18,129

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	32,261	29,735
2.908% due 09/15/2021	16,331	15,348

WaMu Mortgage Pass-Through Certificates
2.889% due 10/25/2045	6,547	5,230
2.909% due 01/25/2045	433	346
4.229% due 03/25/2034	6,253	6,241
5.056% due 01/25/2047	10,204	8,395
5.136% due 12/25/2046	46,780	36,386
5.220% due 02/27/2034	11,978	11,392
5.526% due 11/25/2042	2,525	2,400
5.726% due 06/25/2042	4,969	4,519
5.726% due 08/25/2042	3,448	3,174
5.826% due 09/25/2046	16,828	13,847

Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 02/25/2033	304	303
7.020% due 02/25/2033	111	109

Wells Fargo Mortgage-Backed Securities Trust
4.706% due 12/25/2033	6,865	6,260
4.950% due 03/25/2036	33,099	31,554
5.387% due 08/25/2035	8,017	7,688

Total Mortgage-Backed Securities (Cost $1,632,589)		1,513,671

ASSET-BACKED SECURITIES 7.5%

ACE Securities Corp.
2.649% due 12/25/2036	6,225	5,978

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	744	659

Argent Securities, Inc.
2.649% due 09/25/2036	6,309	6,170

Asset-Backed Funding Certificates
2.659% due 10/25/2036	5,744	5,574
2.659% due 01/25/2037	10,063	9,427

Asset-Backed Securities Corp. Home Equity
2.649% due 12/25/2036	2,532	2,435
3.338% due 06/15/2031	7	6

BA Credit Card
3.521% due 08/15/2011	82,800	82,784

BA Credit Card Trust
3.890% due 04/15/2013	14,900	14,754

Bear Stearns Asset-Backed Securities Trust
2.659% due 01/25/2037	4,864	4,567
2.679% due 10/25/2036	7,308	6,948
2.799% due 09/25/2034	409	408
3.049% due 03/25/2043	5,169	5,025
3.599% due 10/25/2037	35,179	31,701

Carrington Mortgage Loan Trust
2.699% due 06/25/2037	1,635	1,543
2.919% due 10/25/2035	18,953	16,291

See Accompanying Notes	Annual Report	March 31, 2008	47

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chase Funding Mortgage Loan Asset-Backed Certificates
3.239% due 11/25/2031	$1,524	$1,514

Chase Issuance Trust
2.808% due 07/15/2011	1,300	1,287
2.828% due 02/15/2011	2,300	2,286

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	994	920

Citibank Credit Card Issuance Trust
3.770% due 05/18/2011	85,700	85,767

Citigroup Mortgage Loan Trust, Inc.
2.699% due 10/25/2036	16,595	15,040

Community Program Loan Trust
4.500% due 10/01/2018	4,425	4,406

Countrywide Asset-Backed Certificates
2.649% due 05/25/2037	11,625	11,201
2.649% due 12/25/2046	5,041	4,901
2.649% due 03/25/2047	11,031	10,814

Credit-Based Asset Servicing & Securitization LLC
2.689% due 12/25/2037	2,901	2,827

Daimler Chrysler Auto Trust
3.908% due 10/08/2010	41,000	40,894
4.980% due 02/08/2011	16,000	16,196

Equity One Asset-Backed Securities, Inc.
3.159% due 11/25/2032	10,642	9,935

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	36,143	32,720
2.649% due 12/25/2036	3,000	2,845
2.659% due 06/25/2036	7,941	7,647

Ford Credit Auto Owner Trust
3.418% due 07/15/2010	32,900	32,795
4.360% due 06/15/2010	4,050	4,078
5.292% due 10/15/2008	11,613	11,641

Fremont Home Loan Trust
2.659% due 01/25/2037	10,850	9,873
2.669% due 02/25/2037	5,428	5,307
2.699% due 05/25/2036	12,383	11,788

GSAMP Trust
2.639% due 10/25/2046	8,412	8,027
2.669% due 09/25/2036	5,266	5,105
2.669% due 12/25/2036	17,637	16,932

HFC Home Equity Loan Asset-Backed Certificates
2.806% due 01/20/2035	3,455	2,875
2.826% due 01/20/2034	17,467	14,178
2.886% due 09/20/2033	7,867	7,479

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	1,416	1,303
2.649% due 12/25/2036	10,033	9,328

Indymac Residential Asset-Backed Trust
2.659% due 04/25/2037	9,308	8,936

JPMorgan Mortgage Acquisition Corp.
2.649% due 07/25/2036	3,978	3,754
2.649% due 08/25/2036	6,863	6,631
2.669% due 11/25/2036	4,674	4,457

Lehman XS Trust
2.669% due 05/25/2046	4,468	4,240

Long Beach Mortgage Loan Trust
2.639% due 11/25/2036	10,465	9,948
2.659% due 10/25/2036	4,705	4,544
2.689% due 01/25/2046	614	612
2.879% due 10/25/2034	589	533

MASTR Asset-Backed Securities Trust
2.639% due 08/25/2036	8,949	8,618

Morgan Stanley ABS Capital I
2.639% due 10/25/2036	6,726	6,536

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.639% due 01/25/2037		$14,363	$13,787
2.649% due 10/25/2036		6,159	5,983

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036		2,680	2,539

Option One Mortgage Loan Trust
2.649% due 01/25/2037		17,478	16,454

Renaissance Home Equity Loan Trust
3.299% due 08/25/2032		40	36

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036		5,113	4,940
2.699% due 09/25/2045		1,318	1,312

Residential Asset Securities Corp.
2.639% due 08/25/2036		5,746	5,666
2.669% due 11/25/2036		22,852	21,786
3.059% due 06/25/2031		4	3

Saxon Asset Securities Trust
2.659% due 10/25/2046		5,022	4,842

Securitized Asset-Backed Receivables LLC Trust
2.649% due 09/25/2036		5,048	4,806
2.659% due 12/25/2036		25,404	23,063
2.729% due 05/25/2037		3,986	3,736

SLM Student Loan Trust
3.470% due 01/26/2015		6,400	6,366
4.237% due 07/25/2013		14,100	14,109
4.487% due 10/25/2017		40,400	39,308

Soundview Home Equity Loan Trust
2.659% due 11/25/2036		9,076	8,756

Specialty Underwriting & Residential Finance
2.644% due 11/25/2037		3,514	3,328
2.659% due 01/25/2038		9,713	9,296

Structured Asset Securities Corp.
2.649% due 10/25/2036		16,593	16,086
2.889% due 01/25/2033		754	682
4.930% due 01/25/2035		863	847

Wells Fargo Home Equity Trust
2.649% due 01/25/2037		8,372	8,082

WMC Mortgage Loan Pass-Through Certificates
3.498% due 05/15/2030		226	224

Total Asset-Backed Securities (Cost $892,311)			861,025

SOVEREIGN ISSUES 0.0%

Korea Development Bank
3.358% due 11/22/2012		2,200	2,134

Total Sovereign Issues (Cost $2,200)			2,134

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%

Countrywide Home Loans, Inc.
4.823% due 11/24/2008	EUR	20,000	28,733

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	12,852

Total Foreign Currency-Denominated Issues (Cost $39,503)			41,585

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.6%

Bank of America Corp.
7.250% due 12/31/2049		63,000	65,079

Total Convertible Preferred Stocks (Cost $63,000)			65,079

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.9%

DG Funding Trust
4.946% due 12/31/2049	10,229	$106,637

Total Preferred Stocks (Cost $107,856)		106,637

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.8%

CERTIFICATES OF DEPOSIT 2.5%

Abbey National Treasury Services PLC
3.069% due 07/02/2008	$13,900	13,860

Bank of Ireland
4.298% due 01/15/2010	5,000	4,916

Calyon Financial, Inc.
4.035% due 01/16/2009	37,700	37,676

Citibank New York N.A.
3.100% due 05/07/2008	75,000	75,000

Dexia Credit Local S.A.
2.654% due 09/29/2008	21,800	21,806

Fortis Bank NY
2.622% due 04/28/2008	7,400	7,399
2.649% due 06/30/2008	15,400	15,395

HSBC Bank USA N.A.
3.294% due 07/28/2008	22,400	22,424

Nordea Bank Finland PLC
3.028% due 05/28/2008	16,800	16,809
3.046% due 04/09/2009	42,600	42,574

Skandinaviska Enskilda Banken AB
3.060% due 02/13/2009	11,000	10,997

Wachovia Bank N.A.
2.668% due 10/03/2008	21,300	21,215

		290,071

COMMERCIAL PAPER 11.9%

ABN AMRO N.A. Finance
3.000% due 05/13/2008	6,200	6,178
4.500% due 04/07/2008	42,100	42,068

ASB Finance Ltd.
4.550% due 04/21/2008	500	499

Banco Santander Central Hispano S.A.
3.000% due 05/01/2008	1,000	997
4.340% due 04/09/2008	4,600	4,596

Bank of America Corp.
2.920% due 05/14/2008	400	399

Barclays U.S. Funding Corp.
3.095% due 05/05/2008	11,300	11,267
3.125% due 04/23/2008	1,600	1,597

Calyon Financial, Inc.
3.010% due 04/25/2008	3,400	3,393
3.030% due 04/04/2008	9,400	9,398
3.050% due 04/04/2008	68,200	68,183
4.300% due 04/07/2008	11,200	11,192

CBA (de) Finance
2.980% due 05/01/2008	6,100	6,085
2.980% due 05/14/2008	49,500	49,324
3.020% due 04/07/2008	1,700	1,699
3.030% due 04/09/2008	600	600
3.090% due 04/17/2008	37,700	37,648
4.510% due 04/02/2008	3,400	3,400

Danske Corp.
3.075% due 04/01/2008	104,600	104,600

Federal Home Loan Bank
1.500% due 04/01/2008	139,000	139,000

48	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Bank USA N.A.
2.870% due 06/06/2008	$200	$199
3.100% due 04/25/2008	23,025	22,977

ING Funding LLC
2.990% due 04/14/2008	1,500	1,498
3.000% due 04/09/2008	7,400	7,395
3.160% due 04/18/2008	9,450	9,436
4.450% due 04/04/2008	1,900	1,899

Nordea N.A., Inc.
3.020% due 04/15/2008	3,000	2,996

Royal Bank of Scotland Group PLC
3.000% due 05/14/2008	2,900	2,890
3.020% due 04/28/2008	10,900	10,875
3.040% due 05/22/2008	4,700	4,680
3.050% due 04/14/2008	5,000	4,994
3.070% due 04/24/2008	12,100	12,076
3.100% due 04/30/2008	3,400	3,392
4.420% due 04/09/2008	500	500
4.520% due 04/02/2008	200	200

San Paolo U.S. Financial Co.
3.020% due 04/04/2008	13,900	13,897
3.030% due 04/30/2008	400	399
3.810% due 04/07/2008	200	200

Stadshypotek, Inc.
3.040% due 04/04/2008	3,300	3,299

Svenska Handelsbanken AB
3.015% due 04/17/2008	700	699

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.020% due 04/17/2008	$5,100	$5,093
3.050% due 04/08/2008	70,800	70,758
4.500% due 04/02/2008	14,772	14,770

Swedbank AB
4.450% due 04/08/2008	6,000	5,995

UBS Finance Delaware LLC
2.940% due 06/06/2008	10,000	9,949
3.010% due 04/23/2008	300	299
3.070% due 04/23/2008	249,300	248,832
3.110% due 04/30/2008	79,300	79,101

Unicredito Italiano SpA
3.100% due 05/05/2008	12,300	12,264

Westpac Banking Corp.
3.070% due 05/06/2008	305,000	304,090

Westpac Trust Securities NZ Ltd.
4.615% due 04/04/2008	1,200	1,200

		1,358,975

REPURCHASE AGREEMENTS 0.9%

Deutsche Bank AG
1.200% due 04/01/2008	90,400	90,400
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.500% due 03/31/2009 valued at $92,308. Repurchase proceeds are $90,403.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	$9,182	$9,182
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $9,370. Repurchase proceeds are $9,182.)

		99,582

U.S. TREASURY BILLS 0.5%
1.346% due 05/29/2008 - 06/12/2008 (c)(d)	60,550	60,244

Total Short-Term Instruments (Cost $1,809,222)		1,808,872

PURCHASED OPTIONS (h) 0.4%
(Cost $10,365)		40,040

Total Investments 99.2% (Cost $11,488,314)		$11,326,605

Written Options (i) (0.3%) (Premiums $10,094)		(31,150)

Other Assets and Liabilities (Net) 1.1%		121,756

Net Assets (e) 100.0%		$11,417,211

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $52,733 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $161,075 and derivative instruments with an aggregate depreciation of ($1,688) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Cash of $55,350 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	18,716	$126,467
90-Day Eurodollar December Futures	Long	12/2009	865	(16)
90-Day Eurodollar June Futures	Long	06/2008	11,393	72,402
90-Day Eurodollar June Futures	Long	06/2009	865	63
90-Day Eurodollar March Futures	Long	03/2009	9,569	46,908
90-Day Eurodollar September Futures	Long	09/2008	4,979	38,824
90-Day Eurodollar September Futures	Long	09/2009	1,824	2,624
U.S. Treasury 2-Year Note June Futures	Short	06/2008	1,757	(776)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	3,978	(4,393)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	1,118	2,042
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	3,575	(4,097)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,155	2,858
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	233	100
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	6,259	4,351
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	704	1,894
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,319	4,128
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	4,778	8,559

				$301,938

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.970%	03/20/2013	DUB	$17,000	$93
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.100%	03/20/2013	BCLY	20,500	261

See Accompanying Notes	Annual Report	March 31, 2008	49

Schedule of Investments  Low Duration Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.125%	03/20/2013	LEH	$5,000	$61
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	BCLY	43,300	(173)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	4,500	(744)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.900%	09/20/2012	JPM	7,500	(1,230)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.950%	09/20/2012	JPM	10,000	(1,629)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	MLP	2,000	(247)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	DUB	2,200	(270)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	JPM	1,000	(120)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	BCLY	1,300	(155)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.250%	03/20/2009	DUB	1,000	(20)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.250%	03/20/2013	BNP	2,000	(1)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	LEH	2,000	8
General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	MSC	5,000	24
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	3,300	(639)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	700	(135)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	1,800	(343)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	800	(152)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	600	(104)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	BCLY	10,000	(919)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	GSC	10,000	(919)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	UBS	1,100	(101)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2009	CITI	15,900	644
GMAC LLC 6.875% due 08/28/2012	Sell	8.500%	03/20/2009	LEH	7,200	(423)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	06/20/2009	MLP	7,200	(367)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	DUB	5,500	(1,343)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	GSC	4,300	(1,050)
GMAC LLC 6.875% due 08/28/2012	Sell	3.250%	09/20/2012	JPM	7,500	(1,823)
GMAC LLC 6.875% due 08/28/2012	Sell	3.370%	09/20/2012	JPM	10,000	(2,401)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	BCLY	2,000	(466)
GMAC LLC 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	JPM	13,000	(3,026)
GMAC LLC 6.875% due 08/28/2012	Sell	3.720%	09/20/2012	CITI	2,800	(648)
GMAC LLC 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	JPM	2,000	(462)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	8,300	(1,691)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	BCLY	84,200	(405)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.810%	09/20/2012	BNP	10,000	(231)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BEAR	3,500	(86)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BNP	25,000	(565)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	JPM	5,000	(123)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	7,200	(34)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	RBS	43,300	(408)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009	RBS	6,000	(56)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	RBS	4,900	(119)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	3,600	(61)
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	3,200	(4)
Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	LEH	4,900	(293)
Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	MSC	38,400	(2,285)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	MSC	500	(13)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009	HSBC	6,000	(12)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	MSC	20,000	1
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	MSC	6,000	(10)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	BCLY	43,300	(246)
SLM Corp. 5.125% due 08/27/2012	Sell	5.050%	03/20/2013	BNP	6,200	(661)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	LEH	6,000	(24)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	8,000	(31)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	HSBC	4,300	(29)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	HSBC	43,300	(611)

						$(26,816)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$133,500	$6,678
Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	CITI	38,554	(1,561)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	8,943	(361)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	10,334	(402)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	5,500	(543)
Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	CITI	2,800	(275)
Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	MLP	1,900	(187)
Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	MLP	3,900	(350)

50	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (2)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	$3,000	$(268)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	MLP	1,700	(149)
Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	MSC	4,700	(409)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	2,800	(243)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	1,800	(155)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	CITI	1,800	(154)
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	22,200	199
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB	40,300	377

						$2,197

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		$307,400	$935
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		839,400	4,232
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		99,200	(2,072)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		141,400	(953)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		318,300	(3,699)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		8,500	(581)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	23,900	111
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		9,100	78
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		25,800	(565)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		7,000	(153)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		7,100	(159)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		7,600	(170)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		3,500	(79)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		25,100	(611)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	123,800	214
Pay	6-Month EUR-LIBOR	4.000%	03/20/2009	GSC	EUR	31,000	(153)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		44,900	390
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	77,900	166
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		46,700	86
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		43,200	55
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		40,200	32
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		8,800	89
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		98,400	(1,978)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		17,300	674
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		53,200	(3,123)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		2,200	(336)
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	125,800	100
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	MLP		48,800	164
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	49,200	(714)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		32,100	(439)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		12,800	(170)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		21,200	3
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		19,300	52
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		58,100	(419)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$40,200	(65)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		250,800	(722)

							$(9,780)

(h)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$177,300	$1,862	$2,963
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	647,000	3,065	26,733
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	91,800	326	3,793
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	268,100	2,357	3,475
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	74,000	766	796
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	184,200	1,989	2,280

							$10,365	$40,040

See Accompanying Notes	Annual Report	March 31, 2008	51

Schedule of Investments  Low Duration Fund  (Cont.)

(i)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$39,700	$868	$1,535
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	28,700	921	1,436
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	281,000	3,091	18,800
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	39,900	339	2,670
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	89,400	2,229	3,505
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	32,000	795	940
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	61,400	1,851	2,264

							$10,094	$31,150

(j)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2023	$435,010	$436,792	$439,156
Fannie Mae	5.000%	04/01/2038	20,000	19,755	19,797
Fannie Mae	5.500%	04/01/2023	101,200	102,923	103,303
Fannie Mae	5.500%	04/01/2038	542,000	546,337	547,166
Fannie Mae	6.000%	04/01/2038	55,000	55,283	56,349
Freddie Mac	5.500%	04/01/2038	54,000	52,928	54,532
Ginnie Mae	6.000%	04/01/2038	1,100	1,132	1,135
U.S. Treasury Notes	3.125%	11/30/2009	64,300	65,822	66,805
U.S. Treasury Notes	3.250%	12/31/2009	252,300	258,791	262,064

				$1,539,763	$1,550,307

(3)	Market value includes $3,437 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	7,651	05/2008	$0	$(19)	$(19)
Buy	AUD	4,379	04/2008	24	0	24
Buy	BRL	271,091	07/2008	5,029	0	5,029
Sell		16,725	07/2008	255	0	255
Buy		181,937	12/2008	2,292	0	2,292
Buy	CLP	2,743,870	12/2008	529	0	529
Sell	EUR	22,053	04/2008	0	(424)	(424)
Sell	GBP	110,428	04/2008	207	(448)	(241)
Buy	INR	882,114	05/2008	972	0	972
Buy		326,924	08/2008	0	(152)	(152)
Sell	JPY	235,570	04/2008	8	0	8
Buy		2,265,009	05/2008	178	(390)	(212)
Sell		5,672,259	05/2008	450	0	450
Buy	KRW	22,114,474	05/2008	0	(1,633)	(1,633)
Buy		33,054,898	08/2008	0	(1,812)	(1,812)
Buy	KWD	578	05/2008	69	0	69
Buy	MXN	371,486	07/2008	869	0	869
Sell		125,232	07/2008	0	(165)	(165)
Buy	MYR	55,663	05/2008	884	0	884
Buy	PHP	161,107	05/2008	342	0	342
Buy	PLN	90,015	07/2008	7,112	0	7,112
Sell		90,015	07/2008	0	(4,102)	(4,102)
Buy	RUB	1,535,725	07/2008	3,783	0	3,783
Sell		1,320,793	07/2008	0	(2,775)	(2,775)
Buy		388,164	11/2008	449	0	449
Buy	SAR	7,838	05/2008	0	(17)	(17)
Buy	SEK	55,848	06/2008	340	0	340
Buy	SGD	64,158	05/2008	3,744	0	3,744
Buy		14,822	11/2008	288	0	288
Buy	ZAR	11,656	07/2008	0	(297)	(297)

				$27,824	$(12,234)	$15,590

52	PIMCO Funds	See Accompanying Notes

Schedule of Investments Real Return Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

Daimler Finance North America LLC
6.800% due 08/03/2012	$60,198	$50,073

Ford Motor Co.
5.800% due 12/15/2013	4,938	4,059

Georgia-Pacific Corp.
4.446% due 12/20/2012	1,053	978
4.740% due 12/20/2012	11,333	10,529
4.835% due 12/20/2012	1,333	1,239

Shackleton Re Ltd.
10.750% due 08/01/2008	9,000	8,685
11.250% due 08/01/2008	3,000	2,895

Tribune Co.
7.396% due 05/30/2009	10,000	8,994

Total Bank Loan Obligations (Cost $98,018)		87,452

CORPORATE BONDS & NOTES 8.0%

BANKING & FINANCE 5.9%

Allstate Life Global Funding Trusts CPI Linked Bond
5.130% due 03/01/2010	9,708	9,628

American Express Bank FSB
6.000% due 09/13/2017	25,600	25,019

American Express Centurion Bank
6.000% due 09/13/2017	26,600	25,867

American Express Co.
7.000% due 03/19/2018	25,830	27,185
8.150% due 03/19/2038	7,270	8,081

American International Group, Inc.
5.850% due 01/16/2018	10,300	10,134

Bank of America Corp.
8.000% due 12/29/2049	15,500	15,550

Barclays Bank PLC
5.450% due 09/12/2012	70,800	72,616
6.050% due 12/04/2017	19,600	19,166
7.434% due 09/29/2049	8,700	7,881

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	38,270	38,339
7.250% due 02/01/2018	17,000	17,611

C10 Capital SPV Ltd.
6.722% due 12/31/2049	6,000	5,563

Calabash Re Ltd.
11.200% due 01/08/2010	4,900	4,972
13.700% due 01/08/2010	2,500	2,579

Capital One Financial Corp.
6.750% due 09/15/2017	28,000	26,623

CIT Group, Inc.
5.000% due 11/24/2008	25,000	22,983

Citigroup Capital XXI
8.300% due 12/21/2057	15,100	14,923

Citigroup Funding, Inc.
2.599% due 04/23/2009	6,300	6,224

Citigroup, Inc.
3.162% due 05/02/2008	14,100	14,095
3.291% due 01/30/2009	9,600	9,516

Danske Bank A/S
5.914% due 12/29/2049	7,000	6,473

Foundation Re Ltd.
7.170% due 11/24/2008	7,250	7,089

Foundation Re II Ltd.
9.820% due 11/26/2010	10,300	10,519

General Electric Capital Corp.
2.941% due 12/12/2008	12,700	12,727

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.344% due 07/28/2008	$3,500	$3,502
5.875% due 01/14/2038	20,000	19,343

GMAC LLC
3.749% due 09/23/2008	200	189

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	7,500	7,446
6.750% due 10/01/2037	65,400	61,029

HSBC Finance Corp. CPI Linked Bond
5.620% due 02/10/2009	2,000	2,009

JPMorgan Chase & Co.
2.679% due 06/25/2010	500	487

Kamp Re 2005 Ltd.
2.961% due 12/14/2010 (a)	4,217	2

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	10,000	9,738
6.200% due 09/26/2014	3,900	3,853
7.000% due 09/27/2027	4,500	4,170

Longpoint Re Ltd.
8.050% due 05/08/2010	11,200	11,354

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,453

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (n)	28,400	25,807

Merrill Lynch & Co., Inc.
3.138% due 12/04/2009	500	487
5.450% due 02/05/2013	8,000	7,882
6.400% due 08/28/2017	26,900	26,610

Metropolitan Life Global Funding I
3.110% due 05/17/2010	1,700	1,666

Morgan Stanley
3.212% due 05/07/2009	1,100	1,082

Mystic Re Ltd.
9.390% due 12/05/2008	6,900	6,842
12.090% due 12/05/2008	3,300	3,269

Nuveen Investments, Inc.
10.500% due 11/15/2015	22,300	19,234

Osiris Capital PLC
9.258% due 01/15/2010	1,700	1,718

Parametric Re Ltd.
9.661% due 05/19/2008	1,500	1,500

Pearson Dollar Finance PLC
5.700% due 06/01/2014	3,000	3,070

Phoenix Quake Ltd.
5.148% due 07/03/2008	50,550	50,550

Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	9,000	9,002

Phoenix Quake Wind II Ltd.
6.198% due 07/03/2008	10,750	10,601

Prudential Financial, Inc.
6.100% due 06/15/2017	2,000	2,051

Rabobank Nederland
4.278% due 01/15/2009	11,300	11,296

Residential Reinsurance 2007 Ltd.
10.326% due 06/07/2010	5,200	5,297
13.326% due 06/07/2010	20,000	20,464

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	6,200	6,259

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	9,900	8,940

UBS AG
5.875% due 12/20/2017	13,900	14,244

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	22,000	21,980

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ventas Realty LP
8.750% due 05/01/2009	$2,000	$2,040

Vita Capital Ltd.
5.602% due 01/01/2010	3,500	3,422
6.102% due 01/01/2010	5,000	4,921

Vita Capital III Ltd.
5.822% due 01/01/2012	7,900	7,625

VTB Capital S.A.
3.839% due 08/01/2008	20,100	19,899

Wachovia Bank N.A.
3.146% due 12/02/2010	30,500	29,131

Wachovia Corp.
7.980% due 02/28/2049	8,100	7,983

Wells Fargo & Co.
4.375% due 01/31/2013	17,100	17,038
5.625% due 12/11/2017	1,200	1,231

Wells Fargo Capital X
5.950% due 12/15/2036	15,000	13,562

		913,641

INDUSTRIALS 1.3%

Amgen, Inc.
3.170% due 11/28/2008	2,000	1,998

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,510

C8 Capital SPV Ltd.
6.640% due 12/29/2049	7,100	6,573

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,546

ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009	1,140	1,137

Con-way, Inc.
7.250% due 01/15/2018	10,000	10,501

CSC Holdings, Inc.
7.250% due 07/15/2008	3,510	3,519

CSX Corp.
6.250% due 03/15/2018	5,000	4,947

EchoStar DBS Corp.
5.750% due 10/01/2008	13,100	13,067
6.375% due 10/01/2011	2,000	1,925

Enterprise Products Operating LLC
6.500% due 01/31/2019 (b)	15,300	15,279

Erac USA Finance Co.
6.375% due 10/15/2017	5,000	4,478

General Electric Co.
3.030% due 12/09/2008	6,000	6,003

General Mills, Inc.
4.024% due 01/22/2010	600	588

HJ Heinz Co.
6.428% due 12/01/2020	20,000	20,342

Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,355

Hospira, Inc.
5.900% due 06/15/2014	2,500	2,542

Kraft Foods, Inc.
6.000% due 02/11/2013	13,200	13,667
6.125% due 02/01/2018	19,200	19,237

Kroger Co.
6.400% due 08/15/2017	5,000	5,290

Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,786

See Accompanying Notes	Annual Report	March 31, 2008	53

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Macys Retail Holdings, Inc.
7.450% due 07/15/2017	$3,000	$2,932

Mandalay Resort Group
9.500% due 08/01/2008	3,700	3,718

Motorola, Inc.
6.000% due 11/15/2017	4,000	3,434

New Albertson’s, Inc.
6.950% due 08/01/2009	1,000	1,015

Nucor Corp.
5.750% due 12/01/2017	4,000	4,151

Target Corp.
6.000% due 01/15/2018	6,000	6,158

Time Warner, Inc.
3.300% due 11/13/2009	1,600	1,533

Transocean, Inc.
3.214% due 09/05/2008	500	498

UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,275
6.875% due 02/15/2038	3,750	3,594

Viacom, Inc.
6.125% due 10/05/2017	4,000	3,909
6.250% due 04/30/2016	2,500	2,438

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	16,100	16,918

Whirlpool Corp.
6.500% due 06/15/2016	6,000	6,233

		199,096

UTILITIES 0.8%

AT&T, Inc.
6.300% due 01/15/2038	1,100	1,067

BellSouth Corp.
4.240% due 04/26/2021	8,700	8,705

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,101

CMS Energy Corp.
7.750% due 08/01/2010	7,845	8,247

Embarq Corp.
7.082% due 06/01/2016	4,600	4,363

Enel Finance International S.A.
5.700% due 01/15/2013	60,100	62,297

Midwest Generation LLC
8.300% due 07/02/2009	8,004	8,165

Ohio Edison Co.
4.000% due 05/01/2008	10,000	10,000

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	10,000	10,000

Qwest Corp.
5.625% due 11/15/2008	200	200

Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,937

		125,082

Total Corporate Bonds & Notes (Cost $1,254,070)		1,237,819

MUNICIPAL BONDS & NOTES 0.8%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,000	1,005

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	2,500	2,298

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	$2,500	$2,436

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,380	3,378

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.248% due 01/01/2014	1,570	1,247
9.249% due 01/01/2014	930	684

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024	8,125	8,168

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	6,700	6,161

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	3,410
5.125% due 06/01/2047	700	556
5.750% due 06/01/2047	6,400	5,660

Harris County, Texas Flood Control District General Obligation Bonds, Series 2006
4.750% due 10/01/2029	4,200	4,057

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	1,100	1,101

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	201

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	1,200	1,212
4.500% due 07/01/2024	2,000	1,991

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	1,400	1,364
4.500% due 01/01/2028	1,700	1,613

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	400	379

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	1,200	1,193
5.000% due 06/15/2038	8,100	8,049

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
9.248% due 12/15/2013	1,570	1,324

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	10,100	8,899
6.000% due 06/01/2042	8,900	8,178

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	46,600	2,867

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	1,750	1,716
6.125% due 06/01/2032	740	706

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	1,000	997

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	6,900	6,557

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	$4,500	$2,210

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	400	412

West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	17,600	16,531

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	13,500	12,887

Will County, Illinois Community Unit School District No. 201 General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	4,485

Total Municipal Bonds & Notes (Cost $126,388)		123,932

COMMODITY INDEX-LINKED NOTES 0.4%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	61,000	60,601

Total Commodity Index-Linked Notes (Cost $61,000)		60,601

U.S. GOVERNMENT AGENCIES 38.8%

Fannie Mae
2.729% due 03/25/2036	3,276	3,241
2.799% due 10/27/2037	6,300	5,968
2.949% due 05/25/2042	22	21
4.275% due 08/01/2035	399	408
4.500% due 07/15/2020	2,000	1,969
4.540% due 07/01/2035	510	518
4.665% due 05/01/2035	1,348	1,365
4.668% due 05/25/2035	200	201
4.669% due 01/01/2035	50	51
4.723% due 04/01/2035	1,069	1,077
4.858% due 06/01/2033	310	316
5.000% due 06/25/2027 - 04/01/2038	361,529	358,171
5.244% due 04/01/2033	1,278	1,301
5.500% due 11/01/2021 - 04/01/2038	2,391,098	2,416,591
5.722% due 06/01/2043 - 10/01/2044	5,682	5,665
5.723% due 03/01/2044	256	254
5.798% due 04/01/2032	165	168
5.950% due 02/25/2044	54	56
6.000% due 07/01/2031 - 04/01/2038	1,981,314	2,031,132
6.500% due 06/25/2028 - 04/01/2038	294,849	305,420
6.704% due 04/01/2027	136	137
6.927% due 10/01/2031	427	437

Federal Housing Administration
7.430% due 12/01/2020	68	69

Freddie Mac
2.879% due 09/25/2031	1,603	1,602
2.968% due 07/15/2019 - 10/15/2020	865	837
3.088% due 01/15/2037	448	433
3.168% due 12/15/2030	6,057	5,924
5.000% due 01/15/2024 - 06/01/2037	3,127	3,148
5.250% due 08/15/2011	3,118	3,170
5.300% due 01/09/2012	30,000	30,659
5.464% due 03/01/2034	2,846	2,858
5.500% due 05/15/2016 - 04/01/2038	196,080	198,318

54	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.722% due 10/25/2044	$8,403	$8,323
5.922% due 07/25/2044	672	657
6.000% due 01/01/2034 - 11/01/2037	575,110	590,482
6.500% due 01/25/2028	65	69
6.625% due 01/01/2034	1,284	1,297
7.000% due 10/15/2030	273	280
7.100% due 06/01/2033	1,035	1,045
7.254% due 01/01/2034	1,543	1,576

Ginnie Mae
3.218% due 06/16/2031 - 03/16/2032	160	158
4.750% due 12/20/2035	2,409	2,407
5.500% due 12/15/2036 - 09/15/2037	5,087	5,195
5.625% due 07/20/2035	139	139
6.000% due 06/20/2034	181	184
6.500% due 05/15/2028 - 04/15/2031	1,056	1,105

Small Business Administration
5.490% due 03/01/2028	4,100	4,198
5.902% due 02/10/2018	6,100	6,261

Total U.S. Government Agencies (Cost $5,880,106)		6,004,861

U.S. TREASURY OBLIGATIONS 95.9%

Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,070,478	1,095,818
1.625% due 01/15/2015	353,169	374,249
1.625% due 01/15/2018	493,618	517,721
1.750% due 01/15/2028	538,326	533,322
1.875% due 07/15/2013	1,277,176	1,377,355
1.875% due 07/15/2015	609,051	656,776
2.000% due 04/15/2012	84,414	90,870
2.000% due 01/15/2014	864,843	936,057
2.000% due 07/15/2014	500,752	543,473
2.000% due 01/15/2016	152,942	165,644
2.000% due 01/15/2026	624,737	643,430
2.375% due 04/15/2011	78,048	83,859
2.375% due 01/15/2017	1,265	1,410
2.375% due 01/15/2025	1,261,038	1,371,182
2.375% due 01/15/2027	255,123	278,263
2.500% due 07/15/2016	141,684	159,406
2.625% due 07/15/2017	619,990	705,820
3.000% due 07/15/2012	1,062,174	1,190,300
3.375% due 01/15/2012	112,095	126,160
3.375% due 04/15/2032	37,200	48,849
3.500% due 01/15/2011	674,492	746,157
3.625% due 04/15/2028	994,764	1,288,841
3.875% due 04/15/2029	827,690	1,118,286
4.250% due 01/15/2010	650,413	705,597

U.S. Treasury Bonds
4.375% due 02/15/2038	86,400	87,521

Total U.S. Treasury Obligations (Cost $14,829,399)		14,846,366

MORTGAGE-BACKED SECURITIES 1.7%

Banc of America Funding Corp.
4.622% due 02/20/2036	42,420	40,640
6.142% due 01/20/2047	521	452

BCAP LLC Trust
2.769% due 01/25/2037	15,316	10,806

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	42,121	40,291
4.488% due 02/25/2034	533	498
4.550% due 08/25/2035	21,868	21,028
4.617% due 01/25/2034	3,616	3,378
4.760% due 01/25/2034	2,084	2,002
4.862% due 01/25/2035	8,152	7,902
6.099% due 11/25/2030	339	328

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Alt-A Trust
5.371% due 05/25/2035	$234	$203
5.706% due 09/25/2035	333	274

Chase Mortgage Finance Corp.
4.353% due 02/25/2037	885	875

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,321	2,316
4.248% due 08/25/2035	9,694	9,210
4.748% due 08/25/2035	10,267	10,204
4.900% due 12/25/2035	2,274	2,167

Countrywide Alternative Loan Trust
2.716% due 02/20/2047	79	60
6.000% due 01/25/2037	8,760	7,076

Countrywide Home Loan Mortgage Pass-Through Trust
2.939% due 06/25/2035	11,604	10,228

First Republic Mortgage Loan Trust
3.118% due 08/15/2032	142	137

Greenpoint Mortgage Funding Trust
2.869% due 11/25/2045	28	23

GSR Mortgage Loan Trust
4.539% due 09/25/2035	32,698	30,826

Harborview Mortgage Loan Trust
2.799% due 03/19/2037	1,991	1,501
2.876% due 06/20/2035	1,024	798

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	54	51

JPMorgan Mortgage Trust
5.023% due 02/25/2035	670	609

Lehman XS Trust
2.679% due 07/25/2046	4,394	4,264

MASTR Adjustable Rate Mortgages Trust
4.666% due 12/25/2033	525	497
5.037% due 12/25/2033	477	459

Mellon Residential Funding Corp.
3.168% due 11/15/2031	47	43
3.561% due 12/15/2030	626	603
3.991% due 10/20/2029	327	316

Merrill Lynch Floating Trust
2.888% due 06/15/2022	3,030	2,837

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	764	614

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	107	94
3.198% due 03/15/2025	148	119
3.599% due 10/25/2035	61	53

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	21,612	17,654

Sequoia Mortgage Trust
2.909% due 10/19/2026	40	38

Structured Adjustable Rate Mortgage Loan Trust
5.540% due 08/25/2035	174	146
5.726% due 01/25/2035	18	17

Structured Asset Mortgage Investments, Inc.
2.669% due 08/25/2036	38	37
2.719% due 08/25/2036	14,766	11,048
2.809% due 07/19/2035	593	483
2.809% due 05/25/2046	10,049	7,617
2.889% due 10/19/2034	16	14

Thornburg Mortgage Securities Trust
2.699% due 03/25/2037	899	834
2.719% due 09/25/2046	76	71

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	137	129

WaMu Mortgage Pass-Through Certificates
2.859% due 11/25/2045	7,087	5,721

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.889% due 10/25/2045	$184	$147
3.027% due 08/25/2033	6,000	6,000
3.139% due 12/25/2027	791	718
4.229% due 03/25/2034	750	748
5.220% due 02/27/2034	3,216	3,058
5.526% due 11/25/2042	6	5
5.572% due 07/25/2046	65	44

Total Mortgage-Backed Securities (Cost $276,603)		268,311

ASSET-BACKED SECURITIES 0.4%

ACE Securities Corp.
2.679% due 10/25/2036	413	401

BA Credit Card Trust
3.890% due 04/15/2013	33,300	32,975

Bear Stearns Asset-Backed Securities Trust
2.929% due 01/25/2036	1,108	1,078
3.049% due 03/25/2043	149	145

Bravo Mortgage Asset Trust
2.729% due 07/25/2036	951	935

Equity One Asset-Backed Securities, Inc.
2.899% due 04/25/2034	162	140

First USA Credit Card Master Trust
2.935% due 04/18/2011	2,000	1,998

Ford Credit Auto Owner Trust
5.292% due 10/15/2008	380	381

GSAMP Trust
2.719% due 12/25/2035	900	894

GSR Mortgage Loan Trust
2.699% due 11/25/2030	328	325

IXIS Real Estate Capital Trust
2.659% due 08/25/2036	886	881

Lehman XS Trust
2.679% due 04/25/2046	16	16
2.679% due 11/25/2046	52	50
2.689% due 05/25/2046	1,277	1,241

Long Beach Mortgage Loan Trust
2.689% due 01/25/2046	198	197

Merrill Lynch Mortgage Investors, Inc.
2.629% due 05/25/2037	5,551	5,445
2.649% due 05/25/2037	316	312
2.659% due 04/25/2037	507	501

Morgan Stanley ABS Capital I
2.639% due 07/25/2036	424	415
2.669% due 03/25/2036	473	471

Nelnet Student Loan Trust
2.616% due 12/22/2014	272	272

New Century Home Equity Loan Trust
2.669% due 08/25/2036	4,464	4,401

Nomura Asset Acceptance Corp.
2.739% due 01/25/2036	12	11

Popular ABS Mortgage Pass-Through Trust
2.689% due 06/25/2047	80	74

Residential Asset Securities Corp.
2.639% due 06/25/2036	44	43
2.669% due 07/25/2036	3,606	3,571

SACO I, Inc.
2.659% due 05/25/2036	2,375	1,801

SLM Student Loan Trust
3.331% due 01/25/2018	755	754

Soundview Home Equity Loan Trust
2.659% due 12/25/2036	584	562

Specialty Underwriting & Residential Finance
2.679% due 12/25/2036	968	962

See Accompanying Notes	Annual Report	March 31, 2008	55

Schedule of Investments  Real Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

USAA Auto Owner Trust
4.160% due 04/16/2012		$1,700	$1,714

Total Asset-Backed Securities (Cost $64,232)			62,966

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
4.901% due 10/04/2011		17,150	17,179

Total Sovereign Issues (Cost $17,133)			17,179

FOREIGN CURRENCY-DENOMINATED ISSUES 4.5%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	50,049	25,849

Brazilian Government International Bond
10.250% due 01/10/2028		10,000	5,334

Brazilian Government International CPI Linked Bond
6.000% due 08/15/2010		5,400	5,042

Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	20,952	26,952

Canadian Government CPI Linked Bond
4.250% due 12/01/2021		2,692	3,472

France Government Bond
1.600% due 07/25/2011 (d)	EUR	6,508	10,312
1.600% due 07/25/2015 (d)		3,233	5,121
3.150% due 07/25/2032 (d)		6,909	12,889

General Electric Capital Corp.
4.625% due 09/15/2066		4,450	6,104
5.500% due 09/15/2066	GBP	12,450	22,617
5.500% due 09/15/2067	EUR	500	748
6.500% due 09/15/2067	GBP	30,600	58,310

Green Valley Ltd.
8.376% due 01/10/2011	EUR	5,100	8,115

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)		2,215	3,580
4.250% due 08/01/2014		1,700	2,724

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	3,010,930	29,673
1.100% due 12/10/2016		10,681,320	107,040
1.200% due 06/10/2017		14,335,868	144,121
1.200% due 12/10/2017		1,748,700	17,526

Network Rail Infrastructure Finance PLC UKRPI Linked Bond
1.375% due 11/22/2037	GBP	100	218

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	10,000	10,495

Pylon Ltd.
6.117% due 12/29/2008	EUR	21,850	34,368
8.517% due 12/29/2008		40,700	64,576

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,000	7,061

Sweden Government CPI Linked Bond
3.500% due 12/01/2028	SEK	9,600	2,442
4.000% due 12/01/2008		37,000	7,618

United Kingdom Gilt Inflation Linked Bond
2.000% due 01/26/2035	GBP	100	310
2.500% due 05/20/2009		12,200	65,345
2.500% due 08/16/2013		2,500	12,527

Total Foreign Currency-Denominated Issues (Cost $620,493)			700,489

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.1%

Bank of America Corp.
7.250% due 12/31/2049	16,000	$16,528

Total Convertible Preferred Stocks (Cost $16,000)		16,528

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 34.5%

CERTIFICATES OF DEPOSIT 1.3%

Abbey National Treasury Services PLC
3.069% due 07/02/2008	$96,900	96,623

Citibank New York N.A.
3.100% due 05/07/2008	100,000	100,000

Nordea Bank Finland PLC
3.081% due 12/01/2008	5,500	5,497

Societe Generale NY
2.626% due 06/30/2008	1,500	1,497

		203,617

COMMERCIAL PAPER 25.2%

ANZ National International Ltd.
2.770% due 06/05/2008	28,800	28,656
3.070% due 05/21/2008	32,800	32,660

Banco Santander Central Hispano S.A.
2.770% due 06/09/2008	11,300	11,240

Bank of America Corp.
2.770% due 05/01/2008	32,100	32,026
2.950% due 04/07/2008	400,800	400,603
2.950% due 04/23/2008	14,850	14,823

Barclays U.S. Funding Corp.
2.790% due 06/11/2008	98,200	97,663

BNP Paribas Finance, Inc.
2.694% due 04/14/2008	54,800	54,747

Calyon Financial, Inc.
3.000% due 04/04/2008	186,500	186,453

CBA (de) Finance
2.760% due 06/13/2008	2,500	2,486
2.920% due 06/06/2008	2,100	2,089
3.080% due 05/01/2008	30,600	30,522

Danske Corp.
2.790% due 04/14/2008	118,100	117,981
2.790% due 04/15/2008	233,400	233,147
2.800% due 04/14/2008	5,800	5,794

DnB NOR Bank ASA
4.560% due 04/04/2008	36,800	36,786

Fortis Funding LLC
3.040% due 04/03/2008	20,000	19,997

HSBC Bank USA N.A.
2.760% due 07/07/2008	5,300	5,261
2.880% due 06/06/2008	17,600	17,510

ING Funding LLC
2.980% due 04/04/2008	15,400	15,396

Intesa Funding LLC
2.760% due 06/16/2008	162,100	161,152

Lloyds TSB Bank PLC
2.950% due 04/08/2008	378,200	377,983

Nordea N.A., Inc.
2.950% due 04/09/2008	33,200	33,178
2.980% due 04/04/2008	52,500	52,487
2.980% due 04/08/2008	347,500	347,299

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rabobank USA Financial Corp.
3.000% due 04/08/2008	$350,800	$350,595

Royal Bank of Scotland Group PLC
2.750% due 05/21/2008	10,400	10,360
3.020% due 05/14/2008	24,500	24,412
3.070% due 04/24/2008	182,400	182,042
3.800% due 04/14/2008	95,200	95,069

San Paolo U.S. Financial Co.
2.730% due 04/11/2008	46,100	46,065
2.770% due 06/13/2008	111,100	110,476
2.850% due 04/30/2008	1,200	1,197

Skandinaviska Enskilda Banken AB
3.810% due 04/17/2008	44,400	44,325

Societe General N.A.
2.770% due 06/16/2008	414,900	412,473

Svenska Handelsbanken AB
2.990% due 05/19/2008	7,200	7,171

UBS Finance Delaware LLC
2.940% due 06/06/2008	92,200	91,731
3.020% due 04/04/2008	128,200	128,168

Unicredito Italiano SpA
2.830% due 06/16/2008	26,000	25,848
3.000% due 04/08/2008	1,300	1,299
3.100% due 05/05/2008	14,200	14,158
3.850% due 05/02/2008	40,900	40,764

		3,904,092

REPURCHASE AGREEMENTS 0.3%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	42,000	42,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 3.625% due 10/31/2009 valued at $43,042. Repurchase proceeds are $42,001.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	8,005	8,005
(Dated 03/31/2008. Collateralized by Fannie Mae 0.000% due 06/13/2008 valued at $2,117 and Freddie Mac 0.000% due 06/09/2008 valued at $6,052. Repurchase proceeds are $8,005.)

		50,005

U.S. TREASURY BILLS 7.7%
1.131% due 04/15/2008 - 09/11/2008 (c)(e)(f)(g)	1,197,186	1,187,786

Total Short-Term Instruments (Cost $5,351,156)		5,345,500

PURCHASED OPTIONS (l) 0.4%
(Cost $19,633)		56,059

Total Investments 186.1% (Cost $28,614,231)		$28,828,063

Written Options (m) (0.7%) (Premiums $68,414)		(115,533)

Other Assets and Liabilities (Net) (85.4%)		(13,227,487)

Net Assets (h) 100.0%		$15,485,043

56	PIMCO Funds	See Accompanying Notes

March 31, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $118,107 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	Securities with an aggregate market value of $212,065 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(g)	Securities with an aggregate market value of $597 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(h)	As of March 31, 2008, portfolio securities with an aggregate value of $72,900 and derivative instruments with an aggregate depreciation of ($15,035) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $59,864 at a weighted average interest rate of 5.354%. On March 31, 2008, there were no open reverse repurchase agreements.
(j)	Cash of $83,880 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	738	$1,218
90-Day Euribor December Futures	Long	12/2009	852	1,342
90-Day Euribor June Futures	Short	06/2008	400	28
90-Day Euribor June Futures	Long	06/2009	1,187	1,800
90-Day Euribor March Futures	Long	03/2009	674	758
90-Day Euribor September Futures	Long	09/2008	373	(244)
90-Day Euribor September Futures	Long	09/2009	1,192	1,576
90-Day Eurodollar December Futures	Short	12/2008	258	(92)
90-Day Eurodollar December Futures	Long	12/2009	164	49
90-Day Eurodollar June Futures	Long	06/2009	1,383	7,709
90-Day Eurodollar September Futures	Short	09/2008	5	(1)
90-Day Eurodollar September Futures	Long	09/2009	1,596	7,703
Canada Government 10-Year Bond June Futures	Long	06/2008	22	91
Euro-Bund 10-Year Bond June Futures	Short	06/2008	2,270	2,249
Euro-Schatz June Futures	Long	06/2008	227	(230)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	368	32
U.S. Treasury 5-Year Note June Futures	Short	06/2008	2,120	(2,396)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	17,625	54,921
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	16,252	(21,953)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2,206	1,634
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	120	21
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	4,757	1,914
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1,095	1,696
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,039	1,347
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3,153	3,292
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	120	39
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	95	(265)

				$64,238

(k)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.992%		03/20/2013	DUB	$17,100	$110
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%	)	12/20/2012	GSC	4,100	101
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	CITI	5,800	(284)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	JPM	8,600	(421)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%	)	12/20/2012	GSC	8,500	34
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP	17,000	(850)
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.680%	)	12/20/2012	BOA	800	31
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	Buy	(0.720%	)	06/20/2017	BCLY	2,500	(9)
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.210%	)	09/20/2012	BEAR	7,200	602
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%	)	09/20/2012	RBS	10,000	840
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%	)	09/20/2012	UBS	10,000	840
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%	)	09/20/2012	JPM	800	69
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	CSFB	3,200	(161)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	CSFB	3,100	(151)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.020%		06/20/2012	CSFB	9,000	(436)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	CSFB	3,700	(176)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	CITI	5,000	(201)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	MSC	1,800	(73)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	GSC	2,000	(80)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.150%		12/20/2012	DUB	1,100	(60)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	2.100%		03/20/2013	CITI	1,300	(24)

See Accompanying Notes	Annual Report	March 31, 2008	57

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Clorox Co. 6.125% due 02/01/2011	Buy	(0.470%	)	12/20/2012	CITI	$2,300	$33
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.360%	)	03/20/2018	LEH	2,500	(34)
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%	)	12/20/2012	GSC	4,600	81
Con-way, Inc. 7.250% due 01/15/2018	Buy	(1.834%	)	03/20/2018	BOA	10,000	(6)
CSX Corp. 6.250% due 03/15/2018	Buy	(1.050%	)	03/20/2018	CSFB	5,000	75
Erac USA Finance Co, 6.375% due 10/15/2017	Buy	(2.700%	)	12/20/2017	GSC	5,000	224
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%		03/20/2013	BNP	20,000	91
Fannie Mae 5.250% due 08/01/2012	Sell	1.580%		03/20/2013	BNP	2,500	32
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	2.560%		06/20/2012	UBS	1,500	(286)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	BCLY	2,500	(416)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	MSC	8,600	(1,431)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	JPM	3,600	(595)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.010%		03/20/2013	BCLY	4,700	(58)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.200%	)	09/20/2008	GSC	6,200	224
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	DUB	2,900	118
GMAC LLC 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	GSC	1,100	(244)
GMAC LLC 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	UBS	5,000	(1,040)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	MSC	5,700	(874)
GMAC LLC 6.875% due 08/28/2012	Buy	(4.800%	)	09/20/2012	RBS	10,000	2,050
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	BCLY	3,200	(793)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	GSC	11,300	(2,802)
GMAC LLC 6.875% due 08/28/2012	Sell	5.100%		09/20/2012	BOA	15,000	(2,965)
GMAC LLC 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	JPM	3,100	(590)
GMAC LLC 6.875% due 08/28/2012	Sell	5.450%		09/20/2012	JPM	3,100	(586)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	BOA	1,200	(202)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	MLP	18,600	(3,129)
GMAC LLC 6.875% due 08/28/2012	Sell	6.310%		09/20/2012	GSC	9,300	(1,562)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	BOA	7,000	(1,057)
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%	)	03/20/2018	BNP	7,500	327
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.110%		06/20/2008	CITI	26,100	(70)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%		09/20/2012	LEH	8,000	(230)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	CSFB	9,600	(268)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	MLP	5,000	(138)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	MSC	2,100	(58)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%		09/20/2012	BCLY	7,000	(187)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%		09/20/2012	RBS	2,000	(53)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	BEAR	600	(15)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%	)	12/20/2012	CITI	4,400	194
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	BNP	5,700	254
Home Depot, Inc. 5.400% due 03/01/2016	Buy	(1.750%	)	03/20/2016	LEH	2,500	10
Hospira, Inc. 5.900% due 06/15/2014	Buy	(1.030%	)	06/20/2014	MSC	2,500	(27)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	LEH	4,000	(19)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	DUB	36,500	(140)
Kimberly-Clark Corp. 6.875% due 02/15/2014	Buy	(0.320%	)	12/20/2012	BEAR	1,000	7
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(1.130%	)	03/20/2018	RBS	2,000	27
Kraft Foods, Inc. 6.125% due 02/01/2018	Buy	(0.860%	)	03/20/2018	GSC	4,000	139
Kroger Co. 6.400% due 08/15/2017	Buy	(0.900%	)	09/20/2017	BOA	5,000	(25)
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	JPM	9,000	564
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	RBS	1,000	63
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	RBS	7,000	(633)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	JPM	8,700	(773)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	BNP	3,200	(233)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	BNP	3,200	(223)
Limited Brands, Inc. 6.900% due 07/15/2017	Buy	(3.113%	)	09/20/2017	MSC	2,000	43
Macys Retail Holdings, Inc. 7.450% due 07/15/2017	Buy	(2.110%	)	09/20/2017	DUB	2,000	69
Macys Retail Holdings, Inc. 7.450% due 07/15/2017	Buy	(2.100%	)	09/20/2017	DUB	1,000	35
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%	)	12/20/2012	GSC	2,100	139
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	Buy	(1.180%	)	09/20/2015	BOA	2,500	(23)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.950%	)	12/20/2012	BOA	1,600	115
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	BCLY	9,800	715
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	JPM	5,400	394
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%	)	12/20/2012	UBS	1,100	81
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.900%	)	12/20/2012	LEH	5,000	371
Merrill Lynch & Co., Inc. 5.450% due 02/05/2013	Buy	(1.380%	)	03/20/2013	BNP	8,000	448
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.670%		01/20/2017	LEH	5,700	(335)
Motorola, Inc. 6.000% due 11/15/2017	Buy	(1.020%	)	12/20/2017	LEH	4,000	581
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	11,700	(14)
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%	)	12/20/2012	GSC	4,200	92
Nucor Corp. 5.750% due 12/01/2017	Buy	(0.486%	)	12/20/2017	CSFB	4,000	103
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	DUB	4,000	(14)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	BCLY	26,300	(77)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	MSC	8,900	(26)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	BCLY	7,000	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	LEH	4,000	(1)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	BCLY	17,900	1

58	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	LEH	$17,300	$5
Prudential Financial, Inc. 6.100% due 06/15/2017	Buy	(0.870%	)	06/20/2017	BCLY	2,000	104
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	CITI	100	(39)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	DUB	19,000	(29)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	BCLY	17,900	(26)
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%		03/20/2009	GSC	8,000	(435)
SLM Corp. 5.125% due 08/27/2012	Sell	4.000%		03/20/2009	BCLY	5,000	(263)
SLM Corp. 5.125% due 08/27/2012	Sell	4.750%		03/20/2009	UBS	25,000	(970)
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%	)	12/20/2012	MSC	400	14
Target Corp. 6.000% due 01/15/2018	Buy	(1.200%	)	03/20/2018	MSC	7,000	23
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	BCLY	17,900	(56)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	DUB	19,000	(58)
Verizon Communications, Inc. 5.500% due 04/01/2017	Buy	(0.550%	)	06/20/2017	LEH	5,000	254
VF Corp. 8.500% due 10/01/2010	Buy	(0.449%	)	12/20/2012	LEH	3,100	44
Viacom, Inc. 6.125% due 10/05/2017	Buy	(1.110%	)	12/20/2017	BOA	4,000	220
Viacom, Inc. 6.250% due 04/30/2016	Buy	(1.250%	)	06/20/2016	LEH	2,500	94
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	BCLY	11,000	(80)
Whirlpool Corp. 6.500% due 06/15/2016	Buy	(1.060%	)	06/20/2016	GSC	6,000	(15)

							$(16,064)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$84,990	$5,104
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BCLY	11,484	652
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BEAR	48,520	3,375
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BOA	137,264	9,595
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	DUB	2,178	125
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	LEH	24,552	1,254
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	MLP	89,397	5,447
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	UBS	31,779	1,881
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	43,400	(4,560)
Dow Jones CDX N.A. HY9 Index	Sell	6.385%		12/20/2012	GSC	10,800	107
Dow Jones CDX N.A. HY9 Index	Sell	6.450%		12/20/2012	JPM	15,000	386
Dow Jones CDX N.A. HY9 Index	Sell	6.510%		12/20/2012	MLP	10,600	184
Dow Jones CDX N.A. HY9 Index	Sell	6.570%		12/20/2012	MSC	2,800	57
Dow Jones CDX N.A. HY9 Index	Sell	6.690%		12/20/2012	MLP	8,200	203
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	BCLY	26,400	923
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	BOA	13,000	468
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	LEH	71,300	1,862
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MLP	143,200	6,045
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MSC	61,300	2,588
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	DUB	15,000	60
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	153,200	1,026
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	JPM	37,300	(1,228)
Dow Jones CDX N.A. IG9 Index	Sell	0.990%		12/20/2012	DUB	6,500	18
Dow Jones CDX N.A. IG9 Index	Sell	1.130%		12/20/2012	MSC	4,800	47
Dow Jones CDX N.A. IG9 Index	Buy	(6.550%	)	12/20/2017	GSC	22,700	1,145
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	224,400	7,896
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BOA	38,200	1,482
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	GSC	62,700	2,431
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	JPM	17,600	679
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	LEH	34,200	1,308
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	MSC	151,800	4,609
Dow Jones CDX N.A. XO8 Index	Buy	(1.400%	)	06/20/2012	BOA	6,400	383
Home Equity Index A Rating 2007-1	Sell	0.640%		08/25/2037	LEH	4,100	(916)

							$54,636

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	06/15/2009	CITI	AUD	145,000	$(765)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI		15,900	(6)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		468,200	1,636

See Accompanying Notes	Annual Report	March 31, 2008	59

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Canadian Bank Bill	5.000%	06/20/2012	BOA	CAD	13,100	$402
Receive	3-Month Canadian Bank Bill	5.500%	06/20/2017	BOA		2,800	(49)
Receive	3-Month Canadian Bank Bill	5.500%	06/20/2017	RBC		5,200	(140)
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	HSBC		7,000	16
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	JPM		3,300	64
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	MLP		9,000	123
Pay	3-Month Canadian Bank Bill	4.500%	06/15/2025	UBS		4,700	89
Pay	3-Month SEK-LIBOR	4.500%	06/17/2008	BCLY	SEK	168,000	(164)
Pay	3-Month SEK-LIBOR	4.500%	06/17/2008	JPM		46,000	(54)
Pay	3-Month USD-LIBOR	4.000%	06/18/2009	DUB		$784,700	8,823
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	UBS		1,276,300	38,082
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	MLP		282,800	(1,119)
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		51,885	(251)
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		299,000	13,067
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		22,400	983
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		430,500	20,551
Receive	3-Month USD-LIBOR	5.000%	06/20/2014	GSC		264,300	(20,941)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		37,900	(1,614)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		80,400	(4,363)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	BCLY		51,100	(4,068)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		49,400	278
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		44,500	1,488
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		114,500	(15,672)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	MLP		15,200	(1,066)
Receive	3-Month USD-LIBOR	5.000%	06/18/2023	RBS		50,000	(1,382)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		146,500	(22,295)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		59,600	(9,070)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		46,000	4,060
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	CITI		31,100	(539)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		2,100	(10)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	JPM		84,300	(520)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		105,600	(1,122)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	03/15/2010	BCLY	EUR	50,000	237
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	09/14/2010	BNP		60,000	314
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP		52,200	358
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		8,800	89
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		22,700	183
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	02/21/2011	BNP		33,900	(100)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.100%	03/13/2011	DUB		4,800	15
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.028%	10/15/2011	JPM		31,400	(113)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.095%	10/15/2011	UBS		27,800	(10)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM		6,900	(138)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		40,900	(640)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.988%	12/15/2011	BNP		72,600	(1,148)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		5,900	(131)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		12,600	(278)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP		5,200	(115)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		62,000	(1,145)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		5,900	(128)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		6,900	(154)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		3,000	(68)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		42,300	(1,031)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		9,200	(213)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.238%	06/20/2012	BCLY		17,000	(70)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.098%	09/28/2012	BNP		33,000	(540)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.150%	01/19/2016	BNP		75,000	(266)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		33,100	54
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		30,000	123
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	162,100	(435)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		169,500	(461)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		53,500	(752)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		209,600	(2,904)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		35,800	(506)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		21,900	(298)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		614,500	(3,573)
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	CITI		20,900	575
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		14,300	368
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		20,200	438
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		21,200	468
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		28,600	(98)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	169,800	1,507
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		146,800	1,303
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		104,450	5,287
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		500	(18)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		56,600	(67)
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		15,927	261
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	BCLY	GBP	13,000	(48)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	JPM		27,000	(180)

60	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2008	UBS	GBP	20,000	$(69)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		277,600	(1,246)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		327,600	2,656
Receive	6-Month GBP-LIBOR	5.000%	03/20/2010	BCLY		2,900	13
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		95,200	1,631
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		54,200	(744)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		48,500	1,436
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,900	(256)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		39,200	(278)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		35,000	119
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		5,000	(11)
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		45,200	(1,851)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		30,600	(2,534)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		42,400	2,498
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		19,300	1,154
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		35,600	3,846
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	33,800,000	867
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	BCLY		12,790,000	(3,571)
Receive	6-Month JPY-LIBOR	2.000%	06/20/2017	RBS		7,040,000	(2,273)
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY	MXN	210,000	1,157
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		584,200	1,146
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		11,800	28
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		132,800	419
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	163,000	(938)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		47,600	(1,757)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		277,300	(9,931)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	BCLY		6,000	(17)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		3,600	(29)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		427,200	(1,644)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		40,800	(199)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	33,900	55
Pay	U.S. CPI Urban Consumers NSA Index	2.538%	01/16/2013	BCLY		$45,000	(381)
Pay	U.S. CPI Urban Consumers NSA Index	2.790%	10/07/2015	BNP		50,000	(84)
Pay	U.S. CPI Urban Consumers NSA Index	2.710%	01/08/2018	BNP		40,000	(97)
Pay	U.S. CPI Urban Consumers NSA Index	2.970%	03/05/2018	GSC		39,000	633
Pay	U.S. CPI Urban Consumers NSA Index	2.980%	03/06/2018	MSC		6,900	91
Pay	United Kingdom RPI Index	3.100%	11/14/2016	BCLY	GBP	40,000	(1,895)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY		3,000	(48)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		11,900	(224)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		34,800	(1,123)
Pay	United Kingdom RPI Index	3.381%	06/14/2027	RBS		13,600	(917)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		17,000	(870)
Pay	United Kingdom RPI Index	3.425%	10/17/2027	BCLY		5,250	(323)

							$(15,157)

(l)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	05/23/2008	6,154	$386	$96
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	2,922	53	23
Call - CBOT U.S. Treasury 5-Year Note June Futures	132.000	05/23/2008	27	0	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	141.000	05/23/2008	22	1	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	142.000	05/23/2008	195	4	3
Call - CBOT U.S. Treasury 30-Year Bond June Futures	144.000	05/23/2008	3,075	56	48
Call - CBOT U.S. Treasury 30-Year Bond June Futures	145.000	05/23/2008	3,400	62	53
Call - CBOT U.S. Treasury 30-Year Bond June Futures	153.000	05/23/2008	1,800	17	28
Call - CBOT U.S. Treasury 30-Year Bond June Futures	154.000	05/23/2008	5,500	52	86
Call - CBOT U.S. Treasury 30-Year Bond June Futures	155.000	05/23/2008	1,014	10	16
Put - CBOT U.S. Treasury 10-Year Note June Futures	84.000	05/23/2008	4,233	40	66
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/23/2008	1,500	14	24
Put - CBOT U.S. Treasury 10-Year Note June Futures	86.000	05/23/2008	3,500	33	55
Put - CBOT U.S. Treasury 10-Year Note June Futures	88.000	05/23/2008	9	0	0

				$728	$498

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$170,800	$1,879	$2,855
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	116,500	588	4,813

							$2,467	$7,668

See Accompanying Notes	Annual Report	March 31, 2008	61

Schedule of Investments  Real Return Fund  (Cont.)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar	$ 1.392	07/08/2010	EUR	55,100	$2,903	$9,142
Put - OTC Euro versus U.S. dollar	1.392	07/08/2010		55,100	2,903	2,105
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008		$182,600	4,807	347
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008		182,600	4,807	34,978
Call - OTC U.S. dollar versus Japanese yen	111.000	12/01/2008		32,000	579	74

					$15,999	$46,646

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	$100.000	04/14/2008	$850,000	$67	$204
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	102.000	04/14/2008	1,000,000	78	10
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	101.000	04/07/2008	600,000	47	1
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	96.500	05/05/2008	40,000	9	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	95.000	04/04/2008	1,100,000	86	1
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	107.000	04/14/2008	1,000,000	78	1,030
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	115.000	04/14/2008	950,000	74	1

				$439	$1,247

(m)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	3,017	$3,364	$6,411
Call - CBOT U.S. Treasury 10-Year Note June Futures	118.500	05/23/2008	1,000	1,076	1,844
Call - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/23/2008	1,158	1,406	1,864
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	1,309	1,486	1,104
Call - CBOT U.S. Treasury 30-Year Bond June Futures	122.000	05/23/2008	1,581	2,543	1,828
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/23/2008	1,444	1,552	113
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	1,474	1,816	322
Put - CBOT U.S. Treasury 10-Year Note June Futures	115.000	05/23/2008	1,000	1,450	344

				$14,693	$13,830

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$72,000	$1,917	$6,492
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	72,000	1,917	416
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	74,000	1,950	2,861
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	27,300	1,317	4,484
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,300	996	178
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	34,300	1,434	5,634
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	34,300	1,447	223
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	132,900	3,336	11,983
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	132,900	3,216	767
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	66,000	2,122	4,210
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	1,568
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	58,800	2,062	9,657
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	58,800	2,889	383
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	112,900	3,342	10,180
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	112,900	2,269	652
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	94,400	2,369	8,512
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	94,400	2,285	545
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	51,000	576	3,412
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	194,000	5,568	12,373
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	194,000	6,882	4,610

							$50,016	$89,140

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$54,400	$681	$104
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	54,400	2,494	10,421
Put - OTC U.S. dollar versus Japanese yen	100.000	12/01/2008	32,000	530	2,038

				$3,705	$12,563

62	PIMCO Funds	See Accompanying Notes

March 31, 2008

(n)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	$28,165	$25,807	0.17%

(o)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2038	$344,300	$329,534	$340,803
Fannie Mae	5.500%	04/01/2023	5,000	5,089	5,104
Fannie Mae	5.500%	04/01/2038	297,900	301,684	300,739
Fannie Mae	6.000%	04/01/2038	819,400	826,562	839,501
Freddie Mac	5.000%	04/01/2038	200	192	198
Freddie Mac	5.500%	04/01/2038	11,000	11,100	11,108
Freddie Mac	6.000%	04/01/2038	627,800	630,462	643,790
Ginnie Mae	5.500%	04/01/2038	6,000	6,131	6,117
U.S. Treasury Bonds	4.750%	02/15/2037	107,800	112,886	116,971
U.S. Treasury Bonds	5.375%	02/15/2031	700	803	819
U.S. Treasury Notes	2.000%	02/28/2010	150,000	151,181	152,021
U.S. Treasury Notes	3.125%	09/15/2008	177,200	178,128	179,451
U.S. Treasury Notes	3.250%	12/31/2009	93,300	95,911	96,852
U.S. Treasury Notes	3.500%	02/15/2018	19,900	20,023	20,130
U.S. Treasury Notes	3.625%	12/31/2012	30,710	32,178	32,795
U.S. Treasury Notes	3.625%	05/15/2013	21,700	22,794	23,312
U.S. Treasury Notes	3.875%	10/31/2012	5,000	5,280	5,325
U.S. Treasury Notes	4.125%	08/31/2012	123,600	130,100	133,242
U.S. Treasury Notes	4.250%	08/15/2014	3,700	3,925	4,073
U.S. Treasury Notes	4.250%	11/15/2017	106,910	112,841	116,077
U.S. Treasury Notes	4.500%	02/15/2016	108,600	117,589	120,432
U.S. Treasury Notes	4.750%	05/15/2014	201,500	224,615	230,895
U.S. Treasury Notes	4.750%	08/15/2017	110,300	119,239	122,853
U.S. Treasury Notes	4.875%	08/15/2016	223,550	246,280	252,541
U.S. Treasury Notes	5.125%	05/15/2016	71,300	80,498	82,911

				$3,765,025	$3,838,060

(3)	Market value includes $16,549 of interest payable on short sales.

(p)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	330,774	07/2008	$6,571	$0	$6,571
Sell		167,186	07/2008	2,437	0	2,437
Buy		217,373	12/2008	1,672	0	1,672
Sell		119,627	12/2008	1,765	0	1,765
Sell	CAD	25,618	04/2008	771	0	771
Sell	CHF	10,851	06/2008	0	(511)	(511)
Sell	EUR	130,595	04/2008	0	(2,512)	(2,512)
Sell	GBP	171,732	04/2008	7	(893)	(886)
Sell	JPY	4,402,460	04/2008	0	(1,536)	(1,536)
Buy		5,482,596	05/2008	1,168	0	1,168
Sell		43,596,357	05/2008	33	(12,380)	(12,347)
Buy	KRW	36,683,036	05/2008	0	(2,234)	(2,234)
Buy		6,423,533	08/2008	0	(274)	(274)
Buy	MXN	2,483,735	07/2008	7,426	0	7,426
Sell		2,295,481	07/2008	0	(3,906)	(3,906)
Buy	MYR	82,503	05/2008	819	(79)	740
Buy		313	08/2008	1	0	1
Sell	NZD	8,951	04/2008	131	0	131
Buy	PHP	670,219	08/2008	0	(616)	(616)
Buy	PLN	130,931	07/2008	11,192	0	11,192
Buy	RUB	17,945	07/2008	47	0	47
Buy		2,071,529	11/2008	2,349	0	2,349
Sell		748,678	11/2008	0	(1,380)	(1,380)
Sell	SEK	66,896	06/2008	0	(407)	(407)
Buy	SGD	66,745	05/2008	3,886	0	3,886
Buy		3,017	11/2008	59	0	59

				$40,334	$(26,728)	$13,606

See Accompanying Notes	Annual Report	March 31, 2008	63

Schedule of Investments  Short-Term Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

CSC Holdings, Inc.
4.750% due 03/30/2013	$2,500	$2,342

Daimler Finance North America LLC
6.800% due 08/03/2012	15,860	13,193

HCA, Inc.
4.946% due 11/16/2013	3,666	3,377

Metro-Goldwyn-Mayer, Inc.
2.941% due 10/03/2011	900	716
3.468% due 10/03/2011	900	716

MGM Mirage
2.904% due 10/03/2011	1,800	1,599
3.414% due 10/03/2011	1,800	1,599
4.405% due 10/03/2011	900	800
6.494% due 10/03/2011	2,700	2,399

NRG Energy, Inc.
4.196% due 02/01/2013	493	463
4.346% due 02/01/2013	281	263
6.580% due 02/01/2013	191	179

Total Bank Loan Obligations (Cost $30,701)		27,646

CORPORATE BONDS & NOTES 23.5%

BANKING & FINANCE 16.3%

American Express Bank FSB
2.659% due 06/22/2009	3,000	2,929
2.955% due 06/12/2009	12,700	12,635

American Express Credit Corp.
3.179% due 03/02/2009	900	895

American Honda Finance Corp.
3.085% due 08/05/2008	3,100	3,100

American International Group, Inc.
2.599% due 06/23/2008	6,300	6,272
3.346% due 01/29/2010	26,800	26,748

Bank of America N.A.
2.901% due 06/12/2009	12,700	12,636

Bank of Ireland
2.589% due 12/19/2008	12,800	12,789
2.814% due 12/18/2009	5,200	5,187

Bear Stearns Cos., Inc.
3.182% due 02/23/2010	17,200	16,371
4.325% due 07/16/2009	12,300	11,885
6.950% due 08/10/2012	10,000	10,018

Calabash Re Ltd.
13.700% due 01/08/2010	2,300	2,373

CIT Group, Inc.
3.401% due 01/30/2009	19,100	16,627

Citigroup, Inc.
2.695% due 12/26/2008	9,700	9,688
3.162% due 05/02/2008	5,300	5,298
3.291% due 01/30/2009	21,000	20,816

Credit Agricole S.A.
3.090% due 05/28/2009	14,300	14,316

Danske Bank A/S
2.506% due 08/19/2008	19,200	19,202

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	3,050	2,509
7.800% due 06/01/2012	250	206

General Electric Capital Corp.
2.900% due 06/15/2009	2,000	1,999
3.135% due 08/15/2011	1,300	1,271
3.156% due 05/10/2010	16,500	16,190
4.706% due 10/06/2010	13,800	13,579

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Glitnir Banki HF
4.154% due 04/20/2010	$6,000	$5,127

GMAC LLC
3.749% due 09/23/2008	2,600	2,453
4.315% due 05/15/2009	5,900	5,044

Goldman Sachs Group, Inc.
2.639% due 12/23/2008	900	894
2.689% due 12/22/2008	5,200	5,164
2.689% due 06/23/2009	41,910	41,380
2.971% due 06/28/2010	5,260	5,128
4.178% due 07/23/2009	1,000	991

HSBC Finance Corp.
2.930% due 09/15/2008	10,280	10,183
2.981% due 03/12/2010	3,200	3,076
3.154% due 12/05/2008	1,600	1,590
3.350% due 11/16/2009	4,000	3,819
3.954% due 10/21/2009	5,000	4,828

John Deere Capital Corp.
2.779% due 09/25/2008	14,100	14,096

JPMorgan Chase & Co.
3.125% due 05/07/2010	19,100	18,864

Lehman Brothers Holdings, Inc.
2.728% due 11/24/2008	700	683
2.809% due 12/23/2010	9,700	8,279

Longpoint Re Ltd.
8.050% due 05/08/2010	3,300	3,345

MBNA Corp.
3.525% due 05/05/2008	6,320	6,325

Merrill Lynch & Co., Inc.
3.395% due 02/06/2009	2,660	2,631
6.050% due 08/15/2012	10,400	10,577

Metropolitan Life Global Funding I
3.110% due 05/17/2010	19,100	18,714

Morgan Stanley
3.206% due 02/09/2009	12,100	11,965
3.212% due 05/07/2009	9,700	9,541

Mystic Re Ltd.
13.090% due 06/07/2011	700	723

National Australia Bank Ltd.
2.979% due 09/11/2009	8,900	8,896
3.578% due 02/08/2010	31,400	31,415
4.729% due 10/01/2008	2,000	1,999

Rabobank Nederland
4.278% due 01/15/2009	14,800	14,794
4.646% due 04/06/2009	6,700	6,694

Residential Reinsurance 2007 Ltd.
13.326% due 06/07/2010	3,400	3,479

Rockies Express Pipeline LLC
4.250% due 08/20/2009	20,900	20,913

Royal Bank of Scotland Group PLC
4.452% due 04/11/2008	4,100	4,100

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	6,000	5,984
3.205% due 02/06/2009	19,200	19,128

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	13,570	13,558

Ventas Realty LP
6.750% due 06/01/2010	4,960	4,991
8.750% due 05/01/2009	3,000	3,060

Vita Capital III Ltd.
5.829% due 01/01/2011	2,200	2,152

VTB Capital S.A.
3.839% due 08/01/2008	17,200	17,028

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Bank N.A.
2.639% due 03/23/2009	$3,300	$3,270
3.092% due 02/23/2009	7,900	7,854

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	1,022

World Savings Bank FSB
2.592% due 06/20/2008	2,000	2,000

		613,296

INDUSTRIALS 3.8%

Comcast Corp.
4.677% due 07/14/2009	2,100	2,044

CSC Holdings, Inc.
7.250% due 07/15/2008	2,800	2,807

CVS Caremark Corp.
3.376% due 06/01/2010	7,800	7,585

Daimler Finance North America LLC
3.218% due 03/13/2009	3,800	3,754

EchoStar DBS Corp.
5.750% due 10/01/2008	6,700	6,683
6.375% due 10/01/2011	5,800	5,582

El Paso Corp.
6.500% due 06/01/2008	3,000	3,021

Forest Oil Corp.
8.000% due 06/15/2008	4,900	4,943

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,525	1,590

General Mills, Inc.
4.024% due 01/22/2010	8,000	7,834

HCA, Inc.
9.250% due 11/15/2016	1,400	1,456

HJ Heinz Co.
6.428% due 12/01/2020	13,500	13,731

Honeywell International, Inc.
3.294% due 07/27/2009	20,600	20,524

Mandalay Resort Group
6.500% due 07/31/2009	1,500	1,502

New Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,133

Reynolds American, Inc.
3.500% due 06/15/2011	9,600	9,024

Sungard Data Systems, Inc.
3.750% due 01/15/2009	3,400	3,340

SUPERVALU, Inc.
7.500% due 11/15/2014	5,200	5,278

Transcontinental Gas Pipe Line Corp.
5.538% due 04/15/2008	1,650	1,640

Transocean, Inc.
3.214% due 09/05/2008	4,500	4,478

Trinity Industries Leasing Co.
7.755% due 02/15/2009	1,539	1,592

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	6,500	6,501

Weyerhaeuser Co.
3.599% due 09/24/2009	10,300	10,156

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,210

Xerox Corp.
3.514% due 12/18/2009	2,000	1,972
9.750% due 01/15/2009	6,415	6,667

		143,047

64	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 3.4%

AT&T, Inc.
3.195% due 02/05/2010	$11,900	$11,794
3.278% due 11/14/2008	2,000	2,001

BellSouth Corp.
3.165% due 08/15/2008	1,400	1,398
4.240% due 04/26/2021	9,300	9,306

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	20,627

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,621
3.740% due 12/08/2008	9,600	9,627

Florida Power Corp.
3.468% due 11/14/2008	17,400	17,389

Midwest Generation LLC
8.300% due 07/02/2009	5,682	5,795

Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,677

Ohio Power Co.
4.826% due 04/05/2010	2,000	1,951

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,400	3,408

Qwest Corp.
5.625% due 11/15/2008	5,000	5,000

Sprint Nextel Corp.
3.071% due 06/28/2010	14,200	12,118

		128,712

Total Corporate Bonds & Notes (Cost $898,592)		885,055

MUNICIPAL BONDS & NOTES 0.0%

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	478

Wisconsin State Revenue Bonds, Series 2003
9.950% due 05/01/2032	1,325	1,325

Total Municipal Bonds & Notes (Cost $1,808)		1,803

COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	10,000	9,935

Total Commodity Index-Linked Notes (Cost $10,000)		9,935

U.S. GOVERNMENT AGENCIES 50.5%

Fannie Mae
2.666% due 12/25/2036 - 07/25/2037	6,195	5,725
2.719% due 03/25/2034	151	146
2.729% due 03/25/2036	922	912
2.749% due 08/25/2034	944	916
2.899% due 03/25/2036	4,290	4,221
2.949% due 05/25/2042 - 03/25/2044	2,586	2,557
2.999% due 06/25/2032 - 09/25/2032	154	153
3.049% due 10/25/2030	25	26
3.125% due 02/25/2022 - 12/25/2022	16	16
3.199% due 10/25/2017	341	338
3.225% due 08/25/2022	9	9
3.275% due 12/25/2022	8	8

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.499% due 04/25/2032	$13	$13
4.500% due 09/25/2025	185	186
4.634% due 09/01/2035	911	913
4.768% due 11/01/2035	1,552	1,554
4.989% due 06/01/2035	992	1,013
5.000% due 01/25/2017 - 01/01/2038	6,743	6,693
5.018% due 01/01/2036	486	500
5.320% due 02/01/2018	29	29
5.322% due 05/01/2021 - 04/01/2029	253	251
5.407% due 05/01/2036	15,049	15,147
5.422% due 11/01/2025	25	25
5.433% due 05/01/2036	274	276
5.483% due 07/01/2034	38	39
5.497% due 01/01/2032	1,006	1,024
5.500% due 02/01/2014 - 04/01/2038	1,011,087	1,021,860
5.500% due 09/01/2036 (e)	32,393	32,744
5.590% due 06/01/2034	22	22
5.722% due 06/01/2043 - 10/01/2044	7,002	6,972
5.723% due 03/01/2044	9,117	9,065
5.820% due 12/01/2036	197	200
5.894% due 12/01/2036	207	211
6.000% due 08/01/2032 - 04/01/2038	530,470	543,935
6.000% due 10/01/2036 - 04/01/2037 (e)	26,450	27,130
6.467% due 07/01/2029	268	275
6.500% due 10/25/2023 (a)	32	1
6.500% due 11/01/2028 - 10/25/2042	1,086	1,168
6.735% due 08/01/2029	1,949	1,979
6.970% due 08/01/2026	19	19
6.991% due 12/01/2040	511	521
7.000% due 03/01/2013	47	49
7.155% due 10/01/2023	37	37
8.888% due 06/25/2032	700	748

Federal Home Loan Bank
4.000% due 04/20/2009	1,300	1,324
4.020% due 06/30/2009	2,000	2,044
4.330% due 03/16/2010	2,500	2,598
4.500% due 06/22/2010	12,400	12,989

Federal Housing Administration
6.896% due 07/01/2020	369	371
7.350% due 04/01/2019	166	167
7.430% due 07/01/2021 - 09/01/2022	162	164
7.435% due 02/01/2019	192	194

Freddie Mac
2.639% due 12/25/2036	29,508	29,088
3.000% due 12/15/2021	183	182
3.048% due 02/15/2019	78,720	78,231
3.168% due 12/15/2030 - 06/15/2031	421	408
3.218% due 06/15/2031	409	411
3.268% due 12/15/2031	13	13
3.625% due 03/15/2023	9	9
4.000% due 04/15/2022 - 11/15/2022	2,893	2,895
4.467% due 08/01/2035	1,002	1,013
4.500% due 12/15/2025	1,080	1,090
5.000% due 01/15/2018 - 03/15/2026	914	925
5.500% due 05/01/2013 - 09/01/2037	40,446	41,120
5.722% due 10/25/2044 - 02/25/2045	12,595	12,396
5.922% due 07/25/2044	13,048	12,745
6.500% due 08/15/2008 - 07/25/2043	894	914
6.750% due 08/15/2023	646	671

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
2.936% due 06/20/2030	$9	$9
3.318% due 02/16/2030	245	242
3.418% due 02/16/2030	154	153
3.468% due 02/16/2030	297	295
3.486% due 03/20/2031	1,138	1,130
5.125% due 10/20/2017 - 10/20/2027	994	992
5.625% due 07/20/2022 - 09/20/2029	3,348	3,368
6.000% due 01/15/2032 - 03/15/2032	2,646	2,731
6.250% due 03/20/2029 - 03/20/2030	1,121	1,144
6.375% due 05/20/2021 - 05/20/2030	5,144	5,258
6.500% due 02/20/2019	23	24
7.500% due 02/20/2030	167	176
8.000% due 12/15/2030 - 03/15/2032	179	197
8.500% due 06/20/2027	183	201

Small Business Administration
7.540% due 08/10/2009	86	89

Total U.S. Government Agencies (Cost $1,881,389)		1,907,597

MORTGAGE-BACKED SECURITIES 11.6%

American Home Mortgage Investment Trust
2.749% due 09/25/2035	17	17
4.290% due 10/25/2034	3,195	2,882
4.440% due 02/25/2045	93	84
5.000% due 09/25/2035	2,100	1,914

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	431	431

Banc of America Funding Corp.
4.622% due 02/20/2036	9,735	9,327

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,122	1,108
7.235% due 07/20/2032	239	233

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	12,774	12,228
4.617% due 01/25/2034	784	732
4.750% due 10/25/2035	23,938	23,112
4.760% due 01/25/2034	395	379
5.662% due 11/25/2034	19,441	18,814
5.950% due 11/25/2034	2,912	2,884
6.099% due 11/25/2030	339	328

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	2,521	1,988
5.371% due 05/25/2035	702	608
5.706% due 09/25/2035	8,649	7,113
5.808% due 11/25/2036	5,416	4,244
5.882% due 01/25/2036	5,829	4,592

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	856	856

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	8,123	7,113

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	19,599	18,619
5.681% due 01/26/2036	19,512	16,514
5.783% due 12/26/2046	8,530	7,069

CC Mortgage Funding Corp.
2.729% due 05/25/2048	4,906	3,987
2.849% due 08/25/2035	964	772

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	7	6

Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035	2,463	2,400

See Accompanying Notes	Annual Report	March 31, 2008	65

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Alternative Loan Trust
2.616% due 09/20/2046	$249	$243
2.686% due 05/20/2046	242	220
2.716% due 02/20/2047	9,030	6,792
2.759% due 02/25/2047	454	346
2.779% due 05/25/2047	6,932	5,263
2.879% due 02/25/2037	7,799	6,134
5.236% due 02/25/2036	964	718

Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	647	510
2.919% due 03/25/2035	1,083	810
2.939% due 06/25/2035	14,643	12,907
3.839% due 11/19/2033	205	206
5.750% due 07/19/2031	6	6

CS First Boston Mortgage Securities Corp.
5.215% due 03/25/2032	203	183
5.638% due 05/25/2032	5	5

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	1,464	1,364
2.679% due 02/25/2037	2,205	2,067
2.689% due 08/25/2037	2,773	2,709

First Republic Mortgage Loan Trust
3.079% due 06/25/2030	641	578
3.118% due 08/15/2032	7,000	6,751
3.168% due 11/15/2031	471	437

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	8,055	7,258
2.679% due 01/25/2047	7,037	6,683
2.819% due 06/25/2045	883	664
2.829% due 06/25/2045	411	309
2.869% due 11/25/2045	1,019	842

Greenwich Capital Acceptance, Inc.
8.141% due 06/25/2024	11	11

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	6,189	5,721

GSR Mortgage Loan Trust
4.539% due 09/25/2035	12,423	11,711
6.000% due 03/25/2032	3	3

GSRPM Mortgage Loan Trust
2.999% due 11/25/2031	2,453	2,430
3.299% due 01/25/2032	470	461

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	220	207
2.729% due 04/19/2038	2,419	1,834
2.779% due 05/19/2035	3,346	2,637
2.799% due 03/19/2037	7,962	6,004
2.929% due 02/19/2034	804	768

Impac CMB Trust
3.499% due 10/25/2033	115	108

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	3,685	3,472

Indymac ARM Trust
6.395% due 01/25/2032	8	8
6.446% due 01/25/2032	3	3

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	4,121	3,839
2.699% due 01/25/2037	311	298

JPMorgan Mortgage Trust
5.023% due 02/25/2035	2,076	1,889

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	366	344

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,632	1,568

MASTR Seasoned Securities Trust
6.206% due 09/25/2017	617	625

Mellon Residential Funding Corp.
3.561% due 12/15/2030	3,054	2,942
3.991% due 10/20/2029	4,091	3,951

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Floating Trust
2.888% due 06/15/2022	$3,366	$3,153

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	7,311	5,876

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	6,415	5,709
3.198% due 03/15/2025	561	453
4.250% due 10/25/2035	8,617	8,097

Morgan Stanley Capital I
2.878% due 10/15/2020	6,077	5,653

RAAC Series 2005-SP1
5.000% due 09/25/2034	726	709

Residential Accredit Loans, Inc.
2.699% due 09/25/2046	1,098	1,014
2.809% due 04/25/2046	490	373
2.899% due 08/25/2035	2,336	1,815
5.686% due 09/25/2045	1,450	1,234

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	249	238

Sequoia Mortgage Trust
2.886% due 07/20/2033	4,369	4,170
2.916% due 10/20/2027	2,853	2,510
4.080% due 04/20/2035	1,719	1,574

Structured Adjustable Rate Mortgage Loan Trust
5.726% due 01/25/2035	142	135

Structured Asset Mortgage Investments, Inc.
2.699% due 09/25/2047	1,306	1,240
2.729% due 03/25/2037	2,076	1,629
2.809% due 07/19/2035	12,316	10,227
2.819% due 05/25/2036	13,202	10,013
2.829% due 05/25/2045	1,210	934
2.879% due 02/25/2036	69	54
2.889% due 09/19/2032	105	96
2.909% due 03/19/2034	1,058	948

Structured Asset Securities Corp.
2.649% due 05/25/2036	721	688
5.463% due 10/25/2035	1,443	1,379
6.039% due 02/25/2032	312	288
6.150% due 07/25/2032	253	235
7.108% due 01/25/2032	17	17

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	24	24
2.709% due 01/25/2037	4,368	4,160

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	8,513	8,074
2.719% due 03/25/2046	3,500	3,452

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	19,350	18,186
5.681% due 04/15/2034	202	202

WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045	572	456
2.889% due 10/25/2045	1,214	970
3.139% due 12/25/2027	7,905	7,181
3.239% due 12/25/2027	3,842	3,640
4.039% due 09/25/2033	3,641	3,463
5.056% due 01/25/2047	1,020	840
5.136% due 12/25/2046	3,935	3,061
5.326% due 02/25/2046	5,353	4,166
5.326% due 08/25/2046	24,731	17,273
5.470% due 05/25/2046	329	254
5.526% due 11/25/2042	1,125	1,069
5.572% due 07/25/2046	557	376
5.572% due 08/25/2046	14,253	11,682
5.572% due 12/25/2046	2,239	2,129
5.726% due 06/25/2042	1,783	1,622
5.726% due 08/25/2042	1,603	1,476
5.826% due 09/25/2046	1,043	858
5.826% due 11/25/2046	398	330
5.939% due 09/25/2036	128	125

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington Mutual MSC Mortgage Pass-Through Certificates
7.020% due 02/25/2033	$209	$205

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	8,740	8,206
4.110% due 06/25/2035	230	229

Total Mortgage-Backed Securities (Cost $495,436)		439,363

ASSET-BACKED SECURITIES 9.1%

Aames Mortgage Investment Trust
2.749% due 08/25/2035	132	129

Accredited Mortgage Loan Trust
2.649% due 02/25/2037	1,239	1,180

ACE Securities Corp.
2.649% due 06/25/2036	292	288
2.649% due 12/25/2036	1,319	1,267
2.659% due 10/25/2036	225	214
2.679% due 02/25/2036	34	34
2.679% due 10/25/2036	1,908	1,853
2.689% due 06/25/2037	2,386	2,252
2.729% due 10/25/2036	2,400	2,129

American Express Credit Account Master Trust
2.818% due 01/18/2011	2,300	2,300

Amortizing Residential Collateral Trust
2.889% due 07/25/2032	57	50
2.949% due 08/25/2032	452	424
3.299% due 10/25/2031	510	480

Argent Securities, Inc.
2.639% due 06/25/2036	86	86
2.649% due 10/25/2036	2,057	2,011
2.659% due 05/25/2036	23	23

Asset-Backed Funding Certificates
2.659% due 10/25/2036	1,065	1,034
2.659% due 11/25/2036	1,788	1,652
2.659% due 01/25/2037	3,143	2,945

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	1,098	1,066
2.679% due 05/25/2037	1,500	1,456
2.874% due 09/25/2034	445	396

Bank One Issuance Trust
2.928% due 12/15/2010	2,000	2,000

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	1,157	1,081
2.669% due 12/25/2036	1,391	1,252
2.679% due 10/25/2036	502	477
2.689% due 04/25/2036	119	118
2.929% due 10/25/2032	1,515	1,310
2.929% due 01/25/2036	150	146
2.999% due 10/27/2032	279	260
3.049% due 03/25/2043	1,336	1,300
3.099% due 11/25/2042	150	133
3.599% due 10/25/2037	5,262	4,742

Brazos Student Finance Corp.
2.780% due 06/01/2023	1,263	1,248

Carrington Mortgage Loan Trust
2.639% due 05/25/2036	48	48
2.649% due 01/25/2037	168	157
2.919% due 10/25/2035	1,972	1,695

Chase Credit Card Master Trust
2.928% due 02/15/2011	3,700	3,685
2.988% due 09/15/2011	18,800	18,652

Chase Funding Mortgage Loan Asset-Backed Certificates
3.239% due 08/25/2032	76	72

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	59	54

66	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
2.639% due 12/25/2036	$1,737	$1,633
2.649% due 10/25/2036	1,119	1,093
2.649% due 11/25/2036	945	923
2.659% due 01/25/2037	899	886
2.659% due 05/25/2037	2,457	2,332
2.669% due 01/25/2037	3,758	3,506
2.709% due 08/25/2036	1,500	1,392
2.709% due 03/25/2037	879	823

Contimortgage Home Equity Trust
3.498% due 03/15/2027	3	2

Countrywide Asset-Backed Certificates
2.629% due 01/25/2046	136	133
2.649% due 01/25/2037	99	98
2.649% due 03/25/2037	171	164
2.649% due 05/25/2037	10,119	9,764
2.649% due 07/25/2037	3,052	2,915
2.649% due 03/25/2047	775	760
2.659% due 03/25/2037	1,428	1,396
2.659% due 09/25/2046	568	556
2.669% due 06/25/2036	37	37
2.669% due 07/25/2036	25	25
2.669% due 06/25/2037	2,208	2,143
2.679% due 06/25/2037	2,629	2,455
2.679% due 10/25/2037	1,487	1,393
2.699% due 08/25/2037	11,400	9,582
2.699% due 09/25/2037	1,500	1,422
2.699% due 09/25/2047	2,303	2,184
2.709% due 10/25/2046	1,550	1,500
2.759% due 02/25/2036	643	593
2.779% due 09/25/2036	2,777	2,598
2.789% due 06/25/2036	1,858	1,688
3.079% due 12/25/2031	77	69
3.265% due 07/25/2036	25	25
3.339% due 05/25/2032	239	216
3.459% due 05/25/2033	47	46

Countrywide Home Equity Loan Trust
2.958% due 01/15/2037	213	179

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	1,377	1,317
2.689% due 12/25/2037	1,819	1,773
2.719% due 07/25/2037	507	478

Delta Funding Home Equity Loan Trust
3.638% due 09/15/2029	34	31

EMC Mortgage Loan Trust
2.969% due 05/25/2040	175	160

Equity One Asset-Backed Securities, Inc.
2.899% due 04/25/2034	627	540
3.159% due 11/25/2032	947	884

Fieldstone Mortgage Investment Corp.
2.679% due 05/25/2036	48	48

First Franklin Mortgage Loan Asset-Backed Certificates
2.629% due 05/25/2036	2,012	1,978
2.639% due 01/25/2038	2,711	2,569
2.649% due 11/25/2036	5,432	4,917
2.649% due 12/25/2036	1,048	993
2.669% due 12/25/2037	1,469	1,386
2.689% due 01/25/2036	66	66
2.969% due 12/25/2034	79	62

First USA Credit Card Master Trust
2.935% due 04/18/2011	6,800	6,792

Fremont Home Loan Trust
2.649% due 10/25/2036	1,655	1,632
2.659% due 01/25/2037	2,210	2,011
2.669% due 02/25/2037	1,718	1,679

Greenpoint Home Equity Loan Trust
3.178% due 01/15/2030	664	570

GSAA Trust
2.709% due 06/25/2035	59	59

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSAMP Trust
2.669% due 09/25/2036	$1,109	$1,075
2.669% due 10/25/2036	418	382
2.669% due 12/25/2036	3,346	3,212
2.699% due 01/25/2047	2,517	2,412
2.719% due 12/25/2035	121	120
2.889% due 03/25/2034	1,051	1,030

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	1,002	967

Home Equity Asset Trust
2.659% due 05/25/2037	1,421	1,359
2.679% due 05/25/2036	147	146
3.519% due 02/25/2033	1	1

HSBC Asset Loan Obligation
2.659% due 12/25/2036	2,615	2,503

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	11,170	10,385
2.659% due 05/25/2037	423	400
2.679% due 12/25/2035	113	113
2.709% due 03/25/2036	6,700	6,588

Indymac Residential Asset-Backed Trust
2.639% due 08/25/2036	136	135
2.649% due 11/25/2036	601	591
2.659% due 04/25/2037	2,300	2,208
2.679% due 07/25/2037	1,593	1,504
2.729% due 04/25/2037	991	955

Irwin Home Equity Corp.
3.139% due 07/25/2032	367	299

IXIS Real Estate Capital Trust
2.659% due 08/25/2036	79	79

JPMorgan Mortgage Acquisition Corp.
2.639% due 08/25/2036	77	75
2.649% due 07/25/2036	1,790	1,689
2.649% due 08/25/2036	1,193	1,153
2.649% due 10/25/2036	3,525	3,285
2.659% due 04/01/2037	1,037	957
2.669% due 11/25/2036	944	900
2.679% due 03/25/2037	1,400	1,350

Lehman ABS Mortgage Loan Trust
2.689% due 06/25/2037	1,699	1,633

Lehman XS Trust
2.669% due 05/25/2046	836	794
2.679% due 04/25/2046	96	95
2.679% due 06/25/2046	1,228	1,172
2.679% due 08/25/2046	560	547
2.679% due 11/25/2046	3,198	3,030
2.689% due 05/25/2046	75	73
2.719% due 11/25/2036	365	350
2.749% due 04/25/2037	5,537	5,237

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	204	203
2.639% due 11/25/2036	1,534	1,458
2.659% due 10/25/2036	52	51
2.689% due 01/25/2046	51	51
2.779% due 08/25/2035	107	103
2.879% due 10/25/2034	359	324
3.825% due 03/25/2032	123	105

MASTR Asset-Backed Securities Trust
2.649% due 03/25/2036	113	112
2.649% due 11/25/2036	1,829	1,699
2.649% due 01/25/2037	976	937
2.659% due 10/25/2036	19	19
2.659% due 11/25/2036	2,333	2,206
2.679% due 01/25/2036	100	99
2.679% due 05/25/2037	1,311	1,225

MBNA Credit Card Master Note Trust
2.918% due 12/15/2011	2,000	1,980

Merrill Lynch First Franklin Mortgage Loan Trust
2.659% due 07/25/2037	3,193	2,927

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
2.629% due 05/25/2037	$1,535	$1,506
2.629% due 06/25/2037	999	982
2.659% due 04/25/2037	375	370
2.669% due 08/25/2036	4,860	4,639
2.669% due 02/25/2037	245	243
2.669% due 07/25/2037	213	204
2.679% due 09/25/2037	162	156
2.719% due 02/25/2037	2,453	2,261

Morgan Stanley ABS Capital I
2.629% due 06/25/2036	365	361
2.639% due 06/25/2036	542	535
2.639% due 07/25/2036	812	795
2.639% due 09/25/2036	96	93
2.639% due 10/25/2036	2,655	2,581
2.639% due 01/25/2037	2,517	2,416
2.649% due 10/25/2036	2,896	2,813
2.649% due 11/25/2036	5,192	4,971
2.659% due 05/25/2037	5,989	5,743
2.699% due 09/25/2036	125	106
3.399% due 07/25/2037	558	535

Morgan Stanley Home Equity Loans
2.649% due 12/25/2036	1,733	1,663

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036	1,466	1,389

Nationstar Home Equity Loan Trust
2.659% due 03/25/2037	1,175	1,118

New Century Home Equity Loan Trust
2.659% due 05/25/2036	68	68
2.669% due 08/25/2036	619	610
2.779% due 05/25/2036	1,600	1,321
2.859% due 06/25/2035	88	84

Option One Mortgage Loan Trust
2.639% due 02/25/2037	797	761
2.649% due 07/25/2036	485	478
2.649% due 01/25/2037	3,376	3,178
2.659% due 07/25/2037	1,572	1,483
3.139% due 06/25/2032	69	64
3.139% due 08/25/2032	291	271

Park Place Securities, Inc.
2.859% due 09/25/2035	617	596

Popular ABS Mortgage Pass-Through Trust
2.689% due 06/25/2047	2,787	2,608

Renaissance Home Equity Loan Trust
2.959% due 11/25/2034	619	554
3.039% due 08/25/2033	1,307	1,224
3.099% due 12/25/2033	807	750

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036	831	803
2.679% due 10/25/2036	205	196
2.699% due 08/25/2046	978	933
3.159% due 06/25/2032	10	10

Residential Asset Securities Corp.
2.639% due 06/25/2036	913	897
2.659% due 01/25/2037	1,413	1,340
2.669% due 07/25/2036	484	479
2.669% due 11/25/2036	7,299	6,959
2.669% due 02/25/2037	1,396	1,306
2.679% due 10/25/2036	1,289	1,250
2.709% due 04/25/2037	2,243	2,102

Residential Funding Mortgage Securities II, Inc.
2.719% due 05/25/2037	2,324	2,143

SACO I, Inc.
2.659% due 05/25/2036	671	509

Salomon Brothers Mortgage Securities VII, Inc.
2.899% due 03/25/2032	139	135

Saxon Asset Securities Trust
2.659% due 10/25/2046	1,363	1,314
3.139% due 01/25/2032	28	28

See Accompanying Notes	Annual Report	March 31, 2008	67

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sears Credit Account Master Trust
3.038% due 04/16/2013	$700	$687

Securitized Asset-Backed Receivables LLC Trust
2.639% due 01/25/2037	1,191	1,128
2.659% due 03/25/2036	792	782

SLC Student Loan Trust
3.045% due 02/15/2015	5,931	5,899

SLM Student Loan Trust
3.311% due 04/25/2014	3,362	3,349
3.321% due 10/27/2014	2,570	2,558
3.321% due 10/25/2016	1,567	1,561
3.321% due 07/25/2017	2,173	2,160
3.800% due 12/15/2038	3,800	3,714

Soundview Home Equity Loan Trust
2.639% due 11/25/2036	355	353
2.659% due 12/25/2036	584	562
2.679% due 01/25/2037	2,080	1,986
2.679% due 06/25/2037	2,268	2,146
2.699% due 10/25/2036	50	49

Specialty Underwriting & Residential Finance
2.629% due 06/25/2037	658	645
2.644% due 11/25/2037	190	180
2.659% due 01/25/2038	1,713	1,639
2.679% due 12/25/2036	227	226
2.939% due 01/25/2034	90	84

Structured Asset Investment Loan Trust
2.649% due 07/25/2036	901	858

Structured Asset Securities Corp.
2.649% due 10/25/2036	493	477
2.679% due 01/25/2037	1,281	1,164
2.699% due 01/25/2037	1,453	1,390
2.709% due 04/25/2036	2,400	2,318
2.889% due 01/25/2033	1,775	1,605
4.900% due 04/25/2035	4,000	3,698

Truman Capital Mortgage Loan Trust
2.939% due 01/25/2034	178	174

Washington Mutual Asset-Backed Certificates
2.649% due 01/25/2037	2,493	2,335
2.659% due 10/25/2036	856	773
2.669% due 04/25/2036	56	56

Wells Fargo Home Equity Trust
2.649% due 01/25/2037	1,052	1,016
2.699% due 03/25/2037	696	678
2.839% due 10/25/2035	7,287	7,075

WFS Financial Owner Trust
3.590% due 10/19/2009	8	8

Total Asset-Backed Securities (Cost $358,342)		341,745

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%

Atlas Reinsurance PLC
8.690% due 01/10/2010	EUR	2,300	$3,694

BTM Curacao Holdings NV
1.570% due 11/29/2049	JPY	100,000	1,001

Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,989

Sumitomo Mitsui Banking Corp.
1.580% due 06/29/2049		600,000	6,088
1.745% due 11/26/2049		200,000	2,018
1.850% due 09/29/2049		100,000	1,006

Total Foreign Currency-Denominated Issues (Cost $17,399)			20,796

		SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
4.946% due 12/31/2049		328	3,419

Total Preferred Stocks (Cost $3,489)			3,419

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.0%

CERTIFICATES OF DEPOSIT 5.6%

Abbey National Treasury Services PLC
2.653% due 07/02/2008		$6,800	6,781

ABN AMRO N.A. Finance
5.405% due 07/11/2008		12,100	12,100

Bank of Ireland
4.298% due 01/15/2010		16,800	16,516

Barclays Bank PLC
3.206% due 08/10/2009		9,600	9,615

Calyon Financial, Inc.
2.731% due 06/29/2010		700	698
4.035% due 01/16/2009		16,900	16,889

Calyon N.A. LLC
2.802% due 01/16/2009		5,600	5,594

Dexia Credit Local S.A.
2.654% due 09/29/2008		8,000	8,002

Fortis Bank NY
2.481% due 05/20/2008		3,000	2,999
2.622% due 04/28/2008		800	800
2.646% due 09/30/2008		3,700	3,695
2.649% due 06/30/2008		20,700	20,694

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Bank USA N.A.
3.294% due 07/28/2008	$1,200	$1,201

Nordea Bank Finland PLC
2.671% due 12/01/2008	1,700	1,699
3.046% due 04/09/2009	33,800	33,780
3.080% due 02/06/2009	3,500	3,497

Skandinaviska Enskilda Banken AB
3.056% due 01/05/2009	8,000	7,992
3.060% due 02/13/2009	30,800	30,792

Societe Generale NY
2.652% due 06/30/2008	8,400	8,386

Svenska Handelsbanken AB
2.544% due 06/19/2009	4,000	4,004

Unicredito Italiano NY
3.085% due 05/29/2008	2,200	2,201
3.135% due 05/06/2008	5,000	4,999

Wachovia Bank N.A.
2.668% due 10/03/2008	7,100	7,072

		210,006

COMMERCIAL PAPER 0.0%

Royal Bank of Scotland Group PLC
2.900% due 04/24/2008	1,000	998

REPURCHASE AGREEMENTS 0.3%

Deutsche Bank AG
1.200% due 04/01/2008	10,500	10,500

(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $10,718. Repurchase proceeds are $10,500.)

U.S. TREASURY BILLS 0.1%
1.378% due 05/29/2008 - 06/12/2008 (b)(c)	5,000	4,973

Total Short-Term Instruments (Cost $226,831)		226,477

PURCHASED OPTIONS (h) 1.0%
(Cost $13,512)		39,451

Total Investments 103.4% (Cost $3,937,499)		$3,903,287

Written Options (i) (0.5%) (Premiums $8,112)		(20,263)

Other Assets and Liabilities (Net) (2.9%)		(109,127)

Net Assets (d) 100.0%		$3,773,897

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $4,724 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $14,147 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $134,441 at a weighted average interest rate of 4.240%. On March 31, 2008, securities valued at $52,157 were pledged as collateral for reverse repurchase agreements.

68	PIMCO Funds	See Accompanying Notes

March 31, 2008

(f)	Cash of $31,230 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2009	459	$2,576
90-Day Eurodollar March Futures	Short	03/2009	459	(2,370)
Euro-Schatz June Futures	Short	06/2008	2,490	2,466
U.S. Treasury 10-Year Note June Futures	Long	06/2008	2,580	815
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	6,158	(8,606)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	5,530	1,346
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	11	3

				$(3,770)

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012	DUB	$3,800	$47
Enbridge Energy Partners LP 4.750% due 06/01/2013	Sell	0.280%		06/20/2012	MLP	3,800	(128)
Energy Transfer Partners LP 5.950% due 02/01/2015	Sell	0.330%		06/20/2012	BOA	3,800	(207)
Fannie Mae 5.250% due 08/01/2012	Sell	0.950%		12/20/2012	RBS	5,000	(75)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	BOA	6,000	1,155
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%	)	06/20/2012	DUB	3,800	(14)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%		09/20/2012	JPM	7,600	(178)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	LEH	4,000	(19)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	RBS	4,200	(20)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	DUB	1,600	(7)
Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	0.290%		06/20/2012	MLP	3,800	(131)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.800%		09/20/2012	RBS	4,700	(356)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.800%		09/20/2012	BEAR	10,000	(429)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.870%		09/20/2012	BOA	2,800	(112)
Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%	)	06/20/2012	CITI	3,800	50
Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%	)	06/20/2012	DUB	3,800	13
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	DUB	2,200	(8)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	BCLY	1,600	(5)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	BCLY	4,000	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	LEH	1,700	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	LEH	4,000	(1)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	DUB	1,600	0
Plains All American Pipeline LP 7.750% due 10/15/2012	Sell	0.320%		06/20/2012	BOA	3,800	(143)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		12/20/2008	LEH	1,700	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	BCLY	3,900	(15)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	BCLY	1,400	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	DUB	3,900	(15)
Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.320%		06/20/2012	BOA	3,800	(121)

							$(727)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	$50,500	$328
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	11,000	99
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	700	6

						$433

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	77,900	$(236)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		13,200	(41)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		$16,700	(349)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		9,100	(48)

See Accompanying Notes	Annual Report	March 31, 2008	69

Schedule of Investments  Short-Term Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		$62,900	$(1,039)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		56,800	(3,775)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		48,400	(2,384)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP	EUR	3,400	(75)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		9,900	(189)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	40,500	(199)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	JPM		10,700	13
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		53,700	111
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	50,200	(216)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		38,300	42
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH		53,100	167
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		104,200	269
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY	GBP	44,100	348
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		12,400	98
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		85,900	704
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		22,500	620
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		8,800	570

							$(5,609)

(h)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar June Futures	$96.375	06/16/2008	3,817	$2,729	$12,930
Call - CME 90-Day Eurodollar June Futures	96.875	06/16/2008	7,837	5,194	16,801

				$7,923	$29,731

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	16,400	$488	$11
Call - OTC Euro versus Japanese yen	JPY	148.300	05/20/2010		8,100	464	817
Put - OTC Euro versus Japanese yen		148.300	05/20/2010		8,100	464	912
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010		9,000	443	1,612
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		9,000	443	302
Call - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	1,232
Put - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	226
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	2,077
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	392
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010		$5,000	210	82
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		5,000	211	509
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	546	206
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	546	1,342

						$5,589	$9,720

(i)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar June Futures	$96.875	06/13/2008	3,817	$2,906	$7,920
Call - CME 90-Day Eurodollar June Futures	97.125	06/13/2008	7,837	5,206	12,343

				$8,112	$20,263

(j)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2038	$2,000	$1,977	$1,980
U.S. Treasury Bonds	5.500%	05/15/2009	1,425	1,486	1,526
U.S. Treasury Notes	4.250%	11/15/2014	60,200	65,193	67,071
U.S. Treasury Notes	4.250%	08/15/2015	76,115	81,343	83,667
U.S. Treasury Notes	4.500%	02/15/2016	1,300	1,408	1,442

				$151,407	$155,686

(3)	Market value includes $1,990 of interest payable on short sales.

70	PIMCO Funds	See Accompanying Notes

March 31, 2008

(k)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	280	04/2008	$0	$(2)	$(2)
Buy	BRL	30,010	07/2008	629	0	629
Sell		21,784	07/2008	313	0	313
Buy		26,159	12/2008	205	0	205
Sell		12,051	12/2008	197	0	197
Buy	CLP	2,447,604	07/2008	665	0	665
Buy		63,745	12/2008	12	0	12
Sell	EUR	14,628	04/2008	0	(281)	(281)
Sell	GBP	47,552	04/2008	0	(248)	(248)
Buy	JPY	1,561,698	05/2008	347	0	347
Buy	KRW	1,673,550	05/2008	0	(103)	(103)
Buy		26,952,122	08/2008	0	(1,593)	(1,593)
Buy	MXN	343,073	07/2008	1,008	0	1,008
Buy	NOK	57,384	06/2008	211	0	211
Buy	PLN	83,640	07/2008	4,090	0	4,090
Buy	RUB	491,838	07/2008	1,333	0	1,333
Buy		1,299,698	11/2008	1,981	0	1,981
Buy	SGD	43,579	05/2008	1,782	0	1,782
Buy	ZAR	1,750	07/2008	0	(22)	(22)
Buy		22,036	12/2008	0	(174)	(174)

				$12,773	$(2,423)	$10,350

See Accompanying Notes	Annual Report	March 31, 2008	71

Schedule of Investments  StocksPLUS® Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Allied Waste North America, Inc.
4.060% due 03/28/2014	$25	$24
4.080% due 03/28/2014	29	27
4.570% due 03/28/2014	53	50
4.590% due 03/28/2014	4	4

Fresenius Medical Care Capital Trust
3.954% due 03/22/2013	198	190
4.071% due 03/22/2013	610	584
4.460% due 03/22/2013	57	54
5.818% due 03/22/2013	28	27

Goodyear Tire & Rubber Co.
6.430% due 04/20/2014	2,000	1,810

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	1,290	1,027

Sensata Technologies, Inc.
5.056% due 04/27/2013	2,475	2,153
5.058% due 04/27/2013	6	6

Total Bank Loan Obligations (Cost $6,793)		5,956

CORPORATE BONDS & NOTES 39.5%

BANKING & FINANCE 28.7%

American Express Bank FSB
2.596% due 10/20/2009	2,100	2,086
2.659% due 06/22/2009	2,500	2,441

American Express Centurion Bank
2.955% due 06/12/2009	1,900	1,894
3.075% due 05/07/2008 (f)	1,900	1,900

American Express Credit Corp.
3.118% due 11/09/2009	2,100	2,056

American International Group, Inc.
2.599% due 06/23/2008 (f)	8,600	8,562

Bank of America Corp.
3.155% due 11/06/2009 (f)	500	496
8.000% due 12/29/2049	6,000	6,019

Bank of America N.A.
2.764% due 12/18/2008	800	798
2.901% due 06/12/2009	2,000	1,990
3.080% due 06/15/2016	2,300	1,992

Bank of Ireland
2.814% due 12/18/2009 (f)	5,900	5,885

Bear Stearns Cos., Inc.
3.160% due 08/21/2009	3,000	2,839
3.190% due 05/18/2010	4,800	4,467
3.250% due 03/25/2009	1,600	1,518
3.551% due 01/30/2009	2,300	2,130

Capital One Financial Corp.
3.270% due 09/10/2009 (f)	1,800	1,631

Caterpillar Financial Services Corp.
3.314% due 10/28/2008	400	400

CIT Group, Inc.
2.729% due 12/19/2008	1,500	1,352
5.000% due 11/24/2008	1,700	1,563

Citigroup Funding, Inc.
2.606% due 06/26/2009 (f)	11,200	11,043

Citigroup Global Markets Holdings, Inc.
2.900% due 03/17/2009	2,000	1,976

Credit Agricole S.A.
3.090% due 05/28/2009	1,700	1,702
3.140% due 05/28/2010	2,000	2,002

DnB NOR Bank ASA
4.447% due 10/13/2009	1,800	1,802

East Lane Re Ltd.
9.239% due 05/06/2011	9,500	9,579

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	$1,100	$935

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	1,600	1,573
5.800% due 01/12/2009	300	286
6.625% due 06/16/2008	10,500	10,382
7.375% due 10/28/2009	600	547

Foundation Re II Ltd.
9.820% due 11/26/2010	2,500	2,553

General Electric Capital Corp.
3.135% due 08/15/2011	6,300	6,160
4.686% due 01/05/2009	100	100
4.706% due 10/06/2010	2,400	2,362

GMAC LLC
3.749% due 09/23/2008	7,400	6,982

Goldman Sachs Group, Inc.
2.639% due 12/23/2008	500	497
2.746% due 03/30/2009	1,300	1,287
4.178% due 07/23/2009	2,500	2,479

International Lease Finance Corp.
4.950% due 02/01/2011 (f)	6,000	5,926

JPMorgan Chase & Co.
2.656% due 06/26/2009	1,500	1,490
3.202% due 05/07/2010	2,800	2,762

Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	200	194
2.809% due 12/23/2010	2,500	2,134
3.170% due 08/21/2009	1,700	1,629
3.346% due 11/10/2009	1,300	1,178

Merrill Lynch & Co., Inc.
3.138% due 12/04/2009	2,300	2,242

Metropolitan Life Global Funding I
3.110% due 05/17/2010	3,700	3,625

Morgan Stanley
3.206% due 02/09/2009	2,800	2,769
3.212% due 05/07/2009	1,400	1,377
4.201% due 01/18/2011	3,300	3,084
4.348% due 01/15/2010	1,400	1,339

Osiris Capital PLC
7.108% due 01/15/2010	5,000	4,971

Phoenix Quake Ltd.
5.148% due 07/03/2008	500	500

Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	600	600

Prudential Financial, Inc.
3.018% due 06/13/2008	4,400	4,395

Residential Capital LLC
6.178% due 05/22/2009	2,300	1,322

Rockies Express Pipeline LLC
4.250% due 08/20/2009	2,800	2,802

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	1,600	1,597

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008 (f)	6,500	6,483

SB Treasury Co. LLC
9.400% due 12/29/2049 (f)	2,200	2,229

SLM Corp.
2.940% due 12/15/2008	1,700	1,639
3.471% due 07/27/2009 (f)	1,700	1,431
3.531% due 01/26/2009	300	269
3.541% due 07/25/2008	700	688
4.131% due 01/26/2009	2,100	2,013

Spinnaker Capital Ltd.
14.300% due 06/15/2008	2,500	2,539

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	$9,400	$9,444

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	9,900	9,891

VTB Capital S.A.
3.839% due 08/01/2008	1,900	1,881
4.812% due 11/02/2009	3,100	3,102

Wachovia Corp.
4.388% due 10/15/2011	5,700	5,281

Westpac Banking Corp.
3.040% due 06/06/2008 (f)	1,200	1,200

		210,292

INDUSTRIALS 5.8%

America Movil SAB de C.V.
2.755% due 06/27/2008	2,700	2,680

Anadarko Petroleum Corp.
3.200% due 09/15/2009	2,000	1,963

BP AMI Leasing, Inc.
2.616% due 06/26/2009	3,900	3,903

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	600	652

Daimler Finance North America LLC
3.298% due 03/13/2009	3,500	3,455

Home Depot, Inc.
2.925% due 12/16/2009	1,300	1,240

Hospira, Inc.
3.176% due 03/30/2010	2,400	2,335

JC Penney Corp., Inc.
7.375% due 08/15/2008	700	706

Pemex Project Funding Master Trust
3.676% due 12/03/2012	3,600	3,509

Reynolds American, Inc.
3.500% due 06/15/2011	1,400	1,316

Time Warner, Inc.
3.300% due 11/13/2009	3,900	3,736

Transcontinental Gas Pipe Line Corp.
5.538% due 04/15/2008	5,400	5,366

Transocean, Inc.
3.214% due 09/05/2008	2,400	2,388

UnitedHealth Group, Inc.
4.462% due 02/07/2011 (f)	5,200	5,208

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	4,400	4,401

		42,858

UTILITIES 5.0%

AT&T, Inc.
3.278% due 11/14/2008	2,000	2,001

Dominion Resources, Inc.
3.248% due 11/14/2008 (f)	4,460	4,438

Entergy Gulf States, Inc.
3.740% due 12/08/2008	3,000	3,008

Florida Power Corp.
3.468% due 11/14/2008	1,900	1,899

NiSource Finance Corp.
3.662% due 11/23/2009	600	583

Progress Energy, Inc.
4.708% due 01/15/2010	1,500	1,495

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,900	2,907

72	PIMCO Funds	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Qwest Corp.
5.625% due 11/15/2008	$2,700	$2,700
6.050% due 06/15/2013	3,400	3,077

Sierra Pacific Power Co.
8.000% due 06/01/2008	8,593	8,691

Southern California Edison Co.
3.212% due 02/02/2009	2,000	1,932

Telecom Italia Capital S.A.
3.719% due 02/01/2011	1,300	1,197

Telefonica Emisones SAU
2.842% due 06/19/2009	2,600	2,533

		36,461

Total Corporate Bonds & Notes (Cost $296,047)		289,611

COMMODITY INDEX-LINKED NOTES 0.4%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	3,000	2,980

Total Commodity Index-Linked Notes (Cost $3,000)		2,980

U.S. GOVERNMENT AGENCIES 21.6%

Fannie Mae
2.719% due 03/25/2034 (f)	1,207	1,166
2.999% due 05/25/2031 - 11/25/2032 (f)	5,365	5,218
4.634% due 09/01/2035 (f)	6,486	6,497
4.695% due 12/01/2033 (f)	1,608	1,614
4.765% due 04/01/2035 (f)	6,249	6,320
5.000% due 02/25/2017 - 04/25/2033 (f)	28,523	28,840
5.000% due 04/01/2023 - 05/01/2038	11,000	10,910
5.322% due 04/01/2018 (f)	51	51
5.422% due 12/01/2023 - 02/01/2027	10	10
5.422% due 11/01/2027 - 11/01/2028 (f)	260	260
5.500% due 09/01/2033 - 06/01/2036 (f)	20,648	20,896
5.500% due 04/01/2038	1,000	1,010
5.689% due 08/01/2029 (f)	31	31
5.722% due 07/01/2044 (f)	370	369
5.973% due 09/01/2034 (f)	1,707	1,726
6.000% due 01/01/2017 - 05/01/2037 (f)	4,019	4,130
6.000% due 10/01/2033	7	7
6.089% due 12/01/2036 (f)	1,726	1,747
6.442% due 11/01/2035 (f)	854	879
6.500% due 09/25/2008 (b)	1	0
7.000% due 02/01/2015 - 03/01/2015 (f)	1,077	1,133
7.043% due 05/01/2022	8	8
7.500% due 09/01/2015 - 05/01/2016 (f)	820	858
8.000% due 03/01/2030 - 07/01/2031 (f)	133	145
8.000% due 04/01/2030 - 05/01/2031	23	25

Freddie Mac
2.968% due 07/15/2019 - 10/15/2020 (f)	20,613	19,934
3.048% due 02/15/2019 (f)	12,008	11,934
3.168% due 12/15/2030 (f)	1,220	1,193
3.218% due 06/15/2018 (f)	457	451
4.701% due 06/01/2035 (f)	4,990	5,075
5.000% due 07/15/2024 (f)	3,699	3,754
5.500% due 08/15/2030 - 11/01/2037 (f)	4,890	4,944
5.722% due 02/25/2045	1,889	1,831

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 03/01/2016 - 09/01/2037 (f)	$8,266	$8,511
6.000% due 09/01/2028	4	4
6.087% due 07/01/2019 (f)	584	601
6.500% due 10/25/2043	2,267	2,372
6.704% due 12/01/2022 (f)	41	42
6.963% due 06/01/2022 (f)	21	21
8.500% due 04/01/2025	7	8
8.500% due 06/01/2025 (f)	17	19

Ginnie Mae
2.936% due 09/20/2030	4	4
5.125% due 12/20/2022 - 12/20/2027 (f)	389	389
5.625% due 07/20/2018 - 07/20/2027 (f)	1,960	1,977
6.375% due 02/20/2026 - 02/20/2028 (f)	904	925
8.000% due 04/20/2030 (f)	189	207

Total U.S. Government Agencies (Cost $156,869)		158,046

MORTGAGE-BACKED SECURITIES 13.6%

Banc of America Funding Corp.
4.113% due 05/25/2035	2,018	1,918

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	787	767

Bank Mart
4.567% due 03/01/2019 (k)	576	541

Bear Stearns Adjustable Rate Mortgage Trust
4.617% due 01/25/2034	2,175	2,032
4.750% due 10/25/2035	6,226	6,011
4.777% due 11/25/2034	939	911
5.031% due 04/25/2033	653	636
5.072% due 11/25/2034	2,846	2,764
6.764% due 02/25/2033	114	107
6.851% due 01/25/2034	145	139

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	1,538	1,212
5.706% due 09/25/2035	610	502

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	4,537	4,310
5.681% due 01/26/2036	2,006	1,698
5.783% due 12/26/2046	1,113	922

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	163	152

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	1,675	1,597

Countrywide Alternative Loan Trust
2.779% due 05/25/2047	1,606	1,220
6.000% due 10/25/2033	1,209	1,180

Countrywide Home Loan Mortgage Pass-Through Trust
4.723% due 02/20/2035	3,176	3,079
4.800% due 11/25/2034	1,775	1,667

CS First Boston Mortgage Securities Corp.
5.215% due 03/25/2032	453	409
6.466% due 06/25/2032	37	37
6.556% due 06/25/2032	10	10

Fund America Investors Corp. II
6.459% due 06/25/2023	14	13

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	1,666	1,502
2.869% due 11/25/2045	736	608

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	2,158	1,995

GSR Mortgage Loan Trust
2.949% due 01/25/2034	325	275

Harborview Mortgage Loan Trust
2.749% due 01/19/2038	3,968	3,022

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.137% due 07/19/2035	$1,451	$1,387

Impac CMB Trust
3.359% due 10/25/2033	91	75
4.135% due 07/25/2033	1,619	1,520

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	1,010	951

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	1,084	1,010

JPMorgan Mortgage Trust
5.023% due 02/25/2035	1,339	1,219

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	299	282

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	1,606	1,586

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,105	2,023

Mellon Residential Funding Corp.
3.601% due 06/15/2030	3,951	3,760

Merrill Lynch Floating Trust
2.888% due 06/15/2022	6,312	5,911

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	798	641
4.910% due 12/25/2032	692	660

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	258	233
3.599% due 10/25/2035	427	370
6.944% due 01/25/2029	1,180	1,151

Morgan Stanley Capital I
2.878% due 10/15/2020	543	505

Prime Mortgage Trust
2.999% due 02/25/2019	147	139
2.999% due 02/25/2034	710	642

Resecuritization Mortgage Trust
2.856% due 04/26/2021	1	1

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	565	540

Salomon Brothers Mortgage Securities VII, Inc.
7.167% due 12/25/2030	624	604

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	1,343	1,238

Structured Asset Mortgage Investments, Inc.
2.809% due 07/19/2035	1,697	1,409
2.879% due 02/25/2036	896	702
9.515% due 06/25/2029	764	831

TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	5,006	4,767

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	1,528	1,449
3.265% due 06/25/2037	2,485	2,337

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	2,844	2,621
2.908% due 09/15/2021	5,283	4,966

WaMu Mortgage Pass-Through Certificates
2.869% due 12/25/2045	930	741
2.889% due 10/25/2045	515	411
5.220% due 02/27/2034	1,945	1,850
5.326% due 02/25/2046	4,832	3,761
5.526% due 11/25/2042	236	224
5.726% due 06/25/2042	1,028	935

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	2,311	2,172
4.950% due 03/25/2036	3,208	3,058

Total Mortgage-Backed Securities (Cost $108,501)		99,918

See Accompanying Notes	Annual Report	March 31, 2008	73

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 8.4%

AFC Home Equity Loan Trust
3.149% due 06/25/2028	$393	$252

Asset-Backed Funding Certificates
2.659% due 01/25/2037	1,100	1,031

Asset-Backed Securities Corp. Home Equity
2.759% due 05/25/2035	183	163

Bear Stearns Asset-Backed Securities Trust
2.689% due 06/25/2047	1,022	976

Chase Funding Mortgage Loan Asset-Backed Certificates
3.339% due 10/25/2032	277	235

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	2,700	2,700

Citigroup Mortgage Loan Trust, Inc.
2.649% due 11/25/2036	389	380
2.659% due 05/25/2037	16,617	15,797

Countrywide Asset-Backed Certificates
2.669% due 06/25/2037	3,766	3,656

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032	337	304

First NLC Trust
2.669% due 08/25/2037	4,524	4,335

First USA Credit Card Master Trust
2.935% due 04/18/2011	4,800	4,794

Fremont Home Loan Trust
2.649% due 10/25/2036	3,059	3,017

GSAMP Trust
2.719% due 12/25/2035	529	525

GSR Mortgage Loan Trust
2.699% due 11/25/2030	132	131

HFC Home Equity Loan Asset-Backed Certificates
2.806% due 01/20/2035	1,831	1,524

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	870	808

JPMorgan Mortgage Acquisition Corp.
2.659% due 04/01/2037	1,915	1,767
2.669% due 11/25/2036	404	386

Lehman XS Trust
2.669% due 05/25/2046	406	385

Long Beach Mortgage Loan Trust
2.689% due 01/25/2046	59	59
2.879% due 10/25/2034	50	45

Merrill Lynch Mortgage Investors, Inc.
2.669% due 08/25/2036	2,933	2,800

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley ABS Capital I
2.639% due 10/25/2036		$664	$645

Residential Asset Securities Corp.
2.669% due 11/25/2036		1,329	1,266

Saxon Asset Securities Trust
2.659% due 10/25/2046		584	563

Sears Credit Account Master Trust
3.038% due 04/16/2013		9,200	9,023

SLM Student Loan Trust
3.331% due 10/25/2016		1,816	1,801

Specialty Underwriting & Residential Finance
2.629% due 06/25/2037		1,526	1,494

Wells Fargo Home Equity Trust
2.649% due 01/25/2037		813	785

Total Asset-Backed Securities (Cost $64,081)			61,647

SOVEREIGN ISSUES 1.6%

Export-Import Bank of Korea
3.166% due 06/01/2009		2,400	2,405
3.310% due 11/16/2010		5,900	5,924

Hydro Quebec
2.677% due 09/29/2049		1,200	1,046

Korea Development Bank
3.358% due 11/22/2012		2,200	2,134

Total Sovereign Issues (Cost $11,529)			11,509

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	10,233

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	989

Total Foreign Currency-Denominated Issues (Cost $7,527)			11,222

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.6%

Bank of America Corp.
7.250% due 12/31/2049		11,000	11,363

Total Convertible Preferred Stocks (Cost $11,000)			11,363

	SHARES	VALUE (000S)
PREFERRED STOCKS 1.3%

DG Funding Trust
4.946% due 12/31/2049	913	$9,518

Total Preferred Stocks (Cost $9,564)		9,518

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 24.9%

COMMERCIAL PAPER 3.8%

Federal Home Loan Bank
1.500% due 04/01/2008	$3,000	3,000

Royal Bank of Scotland Group PLC
3.070% due 04/24/2008	3,800	3,792

Westpac Banking Corp.
3.070% due 05/06/2008	21,500	21,436

		28,228

REPURCHASE AGREEMENTS 0.8%

Fixed Income Clearing Corp.
1.900% due 04/01/2008	5,675	5,675

(Dated 03/31/2008. Collateralized by Freddie Mac 3.000% due 05/13/2008 valued at $5,791. Repurchase proceeds are $5,675.)

U.S. TREASURY BILLS 20.3%
0.819% due 04/17/2008 - 07/17/2008 (c)(d)	149,550	148,939

Total Short-Term Instruments (Cost $183,198)		182,842

PURCHASED OPTIONS (i) 0.5%
(Cost $2,299)		3,328

Total Investments 115.7% (Cost $860,408)		$847,940

Written Options (j) (0.4%) (Premiums $2,119)		(3,234)

Other Assets and Liabilities (Net) (15.3%)		(111,722)

Net Assets (e) 100.0%		$732,984

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $6,471 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $8,162 and derivative instruments with an aggregate depreciation of ($189) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $119,451 at a weighted average interest rate of 3.317%. On March 31, 2008, securities valued at $198,289 were pledged as collateral for reverse repurchase agreements.

74	PIMCO Funds	See Accompanying Notes

March 31, 2008

(g)	Cash of $57,720 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	625	$4,150
90-Day Eurodollar December Futures	Long	12/2009	11	(1)
90-Day Eurodollar June Futures	Long	06/2008	153	949
90-Day Eurodollar June Futures	Long	06/2009	11	0
90-Day Eurodollar March Futures	Long	03/2009	190	1,049
90-Day Eurodollar September Futures	Long	09/2009	21	16
E-mini S&P 500 Index June Futures	Long	06/2008	10,195	(5,508)
S&P 500 Index June Futures	Long	06/2008	31	188
U.S. Treasury 2-Year Note June Futures	Short	06/2008	167	15
U.S. Treasury 5-Year Note June Futures	Short	06/2008	246	(267)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	36	48
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	365	(335)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	99	263
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	14	7
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	456	315
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	61	174
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	117	401
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	337	594

				$2,058

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	Sell	1.950%	03/20/2013	CITI	$1,600	$16
American Express Co. 4.875% due 07/15/2013	Sell	2.060%	03/20/2013	DUB	800	12
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.780%	12/20/2012	RBS	600	(27)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.910%	12/20/2012	BOA	600	(24)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.930%	12/20/2012	BOA	1,000	(39)
American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008	GSC	6,200	(28)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	CSFB	1,500	1
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.870%	03/20/2013	RBS	1,500	3
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.930%	03/20/2013	DUB	1,800	9
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	1.000%	03/20/2013	BCLY	600	5
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	DUB	1,300	(19)
California State General Obligation Bonds 5.250% due 02/01/2018	Sell	0.470%	12/20/2017	LEH	600	(9)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.750%	03/20/2013	JPM	1,500	(128)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	JPM	3,000	(140)
Fannie Mae 5.250% due 08/01/2012	Sell	0.670%	12/20/2012	LEH	900	(24)
Fannie Mae 5.250% due 08/01/2012	Sell	0.675%	12/20/2012	LEH	400	(11)
Fannie Mae 5.250% due 08/01/2012	Sell	0.700%	12/20/2012	RBS	900	(23)
Fannie Mae 5.250% due 08/01/2012	Sell	0.785%	12/20/2012	RBS	1,600	(35)
Fannie Mae 5.250% due 08/01/2012	Sell	0.840%	12/20/2012	RBS	3,200	(63)
Fannie Mae 5.250% due 08/01/2012	Sell	0.950%	12/20/2012	RBS	900	(14)
Fannie Mae 5.500% due 06/09/2033	Sell	0.440%	12/20/2012	LEH	600	(2)
Fannie Mae 5.500% due 06/09/2033	Sell	0.445%	12/20/2012	LEH	800	(2)
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%	12/20/2012	RBS	1,600	1
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%	03/20/2013	RBS	2,800	1
Fannie Mae 5.500% due 06/09/2033	Sell	0.615%	03/20/2013	LEH	2,400	11
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	LEH	200	(7)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%	12/20/2008	LEH	200	(7)
Freddie Mac 5.080% due 02/07/2019	Sell	0.615%	03/20/2013	LEH	3,000	15
Freddie Mac 5.080% due 02/07/2019	Sell	0.730%	03/20/2013	RBS	1,500	16
Freddie Mac 5.080% due 02/07/2019	Sell	0.860%	03/20/2013	BCLY	1,500	25
Freddie Mac 5.875% due 03/21/2011	Sell	0.850%	12/20/2012	CSFB	600	(10)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.800%	03/20/2013	UBS	600	(14)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.968%	03/20/2013	BCLY	1,500	(24)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2013	MSC	2,300	(55)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	03/20/2013	BNP	1,400	(32)
General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%	09/20/2008	BEAR	5,100	(133)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	RBS	3,100	(39)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	09/20/2009	DUB	3,800	(201)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	BCLY	1,800	(330)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	MLP	1,400	(256)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	UBS	1,000	(170)
GMAC LLC 6.875% due 08/28/2012	Sell	1.350%	06/20/2008	LEH	3,000	(51)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2009	DUB	1,600	(106)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	1,000	(165)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.130%	06/20/2008	DUB	5,000	(13)
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.800%	03/20/2010	RBS	1,400	(14)

See Accompanying Notes	Annual Report	March 31, 2008	75

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.000%	03/20/2009	CITI	$6,000	$0
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	700	(12)
MBIA, Inc.	Sell	2.800%	12/20/2012	BOA	600	(83)
MBIA, Inc.	Sell	3.400%	12/20/2012	DUB	600	(75)
MBIA, Inc. 6.625% due 10/01/2028	Sell	4.000%	12/20/2012	BOA	600	(98)
MBIA, Inc. 6.625% due 10/01/2028	Sell	5.050%	12/20/2012	WAC	600	(79)
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008	DUB	1,500	(11)
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.700%	03/20/2013	JPM	1,000	13
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.720%	03/20/2013	LEH	2,200	31
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.260%	03/20/2013	LEH	1,800	70
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.270%	03/20/2009	BCLY	3,000	0
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	BCLY	5,000	(123)
Michigan State General Obligation Bonds, Series 2003 5.250% due 05/01/2020	Sell	0.400%	12/20/2017	LEH	600	(6)
Multiple Reference Entities of Gazprom	Sell	1.430%	12/20/2008	JPM	3,500	6
Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	HSBC	1,000	(17)
Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	DUB	3,200	(166)
Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	BCLY	1,800	(123)
New York City, New York General Obligation Bonds, Series 2007 5.000% due 01/01/2026	Sell	0.420%	12/20/2017	LEH	600	(6)
New York City, New York General Obligation Notes, Series 2007 5.000% due 01/01/2017	Sell	0.450%	03/20/2018	GSC	1,400	(10)
Ohio State General Obligation Bonds, Series 2007 5.000% due 09/01/2020	Sell	0.300%	12/20/2017	LEH	600	(7)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.600%	03/20/2009	LEH	6,400	(14)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	LEH	1,200	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	LEH	2,200	(2)
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.800%	03/20/2013	BCLY	1,500	10
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.870%	03/20/2013	CSFB	900	9
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.900%	03/20/2013	RBS	600	6
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.960%	03/20/2013	CSFB	2,500	30
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	JPM	1,600	50
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	RBS	600	19
Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009	LEH	6,000	(2,140)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	LEH	1,200	(2)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.670%	03/20/2009	GSC	2,800	1
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BCLY	1,300	(61)
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BOA	1,400	(66)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%	03/20/2009	BNP	1,400	(67)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2010	JPM	600	(50)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%	03/20/2010	MLP	800	(66)
SLM Corp. 5.125% due 08/27/2012	Sell	2.860%	12/20/2012	BOA	1,400	(256)
SLM Corp. 5.125% due 08/27/2012	Sell	4.930%	03/20/2013	JPM	1,500	(169)
SLM Corp. 5.125% due 08/27/2012	Sell	5.025%	03/20/2013	BOA	1,300	(141)
State of California General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.530%	03/20/2018	GSC	1,400	(14)
State of Michigan General Obligation Notes, Series 2003 5.250% due 05/01/2017	Sell	0.440%	03/20/2018	GSC	1,400	(10)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.370%	05/20/2008	MSC	6,000	1
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.630%	03/20/2013	UBS	600	(3)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.700%	03/20/2013	BNP	5,700	(10)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.700%	03/20/2013	RBS	3,000	(5)

						$(5,746)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. EM8 Index	Sell	1.750%	06/20/2013	DUB	$200	$(7)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	BCLY	1,700	(7)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	MSC	300	(2)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	4,968	(200)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	1,192	(47)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	1,100	(109)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	1,100	(98)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	600	(52)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	500	(43)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	4,000	37

						$(528)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

76	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		$12,600	$129
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		6,900	19
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		16,900	92
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		4,700	(98)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		2,500	(13)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		5,900	(87)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	2,300	11
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,000	9
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		1,200	(27)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		32,700	(609)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		700	(16)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		300	(7)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	3,500	3
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		19,700	109
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		800	(30)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	72
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		2,400	81
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		4,000	(240)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(31)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$5,900	(38)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	4,400	(64)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		2,900	(40)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		1,100	(15)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		2,000	0
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		1,800	5
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		2,100	(37)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$2,700	(4)

							$(833)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate	Expiration Date	Counterparty	# of Contracts	Unrealized Appreciation
Receive	S&P 500 Index	1-Month USD-LIBOR less 0.030%	05/15/2008	MLP	18,260	$827

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	179	$3	$3
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	391	7	3
Call - CBOT U.S. Treasury 10-Year Note June Futures	132.000	05/23/2008	30	0	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	147.000	05/23/2008	265	5	4
Call - CBOT U.S. Treasury 30-Year Bond June Futures	149.000	05/23/2008	100	1	2
Put - CME S&P 500 Index June Futures	600.000	06/19/2008	100	3	0
Put - CME S&P 500 Index June Futures	625.000	06/19/2008	95	3	0
Put - CME S&P 500 Index June Futures	675.000	06/19/2008	650	19	0
Put - CME S&P 500 Index June Futures	700.000	06/19/2008	1,150	33	14

				$74	$26

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$36,900	$411	$617
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	3,500	18	144
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	3,600	13	149
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	101,300	890	1,313
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	70,200	758	869
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	13,800	133	209

							$2,223	$3,301

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 3.125% due 11/15/2009	$104.250	06/20/2008	$4,900	$1	$0
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009	104.750	06/20/2008	2,100	0	0
Put - OTC Fannie Mae 5.000% due 05/01/2023	84.000	05/12/2008	2,000	0	1
Put - OTC Fannie Mae 5.000% due 05/01/2038	78.000	05/06/2008	9,000	1	0

				$2	$1

See Accompanying Notes	Annual Report	March 31, 2008	77

Schedule of Investments  StocksPLUS® Fund  (Cont.)

(j)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,900	$42	$74
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	11,400	366	570
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,500	18	100
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,600	13	107
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	33,800	842	1,325
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	23,400	705	863
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	6,000	133	195

							$2,119	$3,234

(k)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$577	$541	0.07%

(l)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Freddie Mac	5.500%	04/01/2038	$5,200	$5,097	$5,251
U.S. Treasury Notes	3.125%	11/30/2009	4,900	5,016	5,091
U.S. Treasury Notes	3.250%	12/31/2009	3,100	3,173	3,216

				$13,286	$13,558

(3)	Market value includes $93 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	699	05/2008	$0	$(2)	$(2)
Buy	AUD	331	04/2008	2	0	2
Buy	BRL	59,384	07/2008	3,375	0	3,375
Sell		39,958	07/2008	658	0	658
Buy		17,677	12/2008	17	0	17
Sell		10,366	12/2008	123	0	123
Sell	GBP	6,743	04/2008	0	(35)	(35)
Buy	IDR	7,056,000	05/2008	0	(38)	(38)
Buy	INR	76,489	05/2008	88	0	88
Buy		22,858	08/2008	0	(11)	(11)
Sell	JPY	18,770	04/2008	1	0	1
Buy		59,039	05/2008	0	(16)	(16)
Sell		255,761	05/2008	22	0	22
Buy	KRW	1,461,334	05/2008	0	(109)	(109)
Buy		4,952,780	08/2008	0	(345)	(345)
Buy	KWD	53	05/2008	6	0	6
Buy	MXN	50,265	07/2008	145	0	145
Sell		33,827	07/2008	0	(45)	(45)
Buy	MYR	9,670	05/2008	136	0	136
Sell	NZD	12,853	04/2008	188	0	188
Buy	PHP	104,141	05/2008	212	0	212
Buy	PLN	17,125	07/2008	1,383	0	1,383
Sell		17,125	07/2008	0	(780)	(780)
Buy	RUB	114,786	07/2008	280	0	280
Sell		113,646	07/2008	0	(226)	(226)
Buy		65,045	11/2008	86	0	86
Sell		26,637	11/2008	0	(53)	(53)
Buy	SAR	717	05/2008	0	(2)	(2)
Buy	SGD	8,259	05/2008	485	0	485
Buy		1,643	11/2008	32	0	32
Buy	ZAR	965	07/2008	0	(26)	(26)

				$7,239	$(1,688)	$5,551

78	PIMCO Funds	See Accompanying Notes

Summary Schedule of Investments Total Return Fund	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (Cost $912,672) (i)		$807,535	0.6%
CORPORATE BONDS & NOTES

BANKING & FINANCE

Deutsche Bank AG
6.000% due 09/01/2017	$361,100	376,894	0.3%

General Electric Capital Corp.
2.619% - 8.310% due 05/19/2008 - 11/15/2067	2,458,324	2,423,392	1.9%

Goldman Sachs Group, Inc.
2.639% - 7.350% due 07/29/2008 - 10/01/2037	2,018,459	1,989,910	1.6%

Morgan Stanley
3.206% - 6.750% due 04/01/2008 - 08/09/2026	1,053,740	1,043,936	0.9%

Other Banking & Finance (b)(i)(o)		19,024,788	15.1%

Total Banking & Finance		24,858,920	19.8%

INDUSTRIALS
Total Industrials (i)(o)		5,052,853	4.0%
UTILITIES

Total Utilities (i)(o)		2,166,776	1.7%

Total Corporate Bonds & Notes (Cost $32,685,653)		32,078,549	25.5%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $1,592,391) (b)(i)(o)		1,524,285	1.2%
COMMODITY INDEX-LINKED NOTES

Morgan Stanley (GSCI)
2.546% due 07/07/2008	297,000	295,060	0.2%

Total Commodity Index-Linked Notes (Cost $297,000)		295,060	0.2%

U.S. GOVERNMENT AGENCIES

Fannie Mae
5.000% due 08/01/2035	897,304	889,558	0.7%
5.000% due 10/01/2035	6,958	6,898	0.0%
5.000% due 10/01/2035 (j)	1,452,271	1,439,733	1.1%
5.000% due 02/01/2036	703,720	697,645	0.6%
5.000% due 03/01/2036	1,853,922	1,837,914	1.5%
5.000% due 03/01/2036 (j)	1,436,084	1,423,685	1.1%
5.000% due 02/01/2037	539,936	534,933	0.4%
5.000% due 03/01/2037	669,099	662,914	0.5%
5.000% due 04/01/2037	546,467	541,386	0.4%
5.000% due 05/01/2037	957,281	948,374	0.8%
5.000% due 05/01/2038	1,721,200	1,699,954	1.4%
5.500% due 04/01/2034	684,247	693,078	0.6%
5.500% due 05/01/2034	165,400	167,421	0.1%
5.500% due 05/01/2034 (j)	1,683,103	1,704,830	1.4%
5.500% due 09/01/2034	1,094,006	1,107,327	0.9%
5.500% due 11/01/2034	104,926	106,206	0.1%
5.500% due 11/01/2034 (j)	1,034,581	1,047,177	0.8%
5.500% due 01/01/2035	1,237,067	1,252,054	1.0%
5.500% due 02/01/2035	2,047,135	2,071,818	1.6%
5.500% due 02/01/2035 (g)	286,152	289,846	0.2%
5.500% due 03/01/2035	980,452	991,989	0.8%
5.500% due 04/01/2035	1,138,015	1,151,340	0.9%
5.500% due 05/01/2035	1,335,621	1,351,209	1.1%
5.500% due 06/01/2035	885,121	895,442	0.7%
5.500% due 07/01/2035	712,847	721,171	0.6%
5.500% due 08/01/2035	665,439	673,197	0.5%
5.500% due 09/01/2035	705,151	713,372	0.6%
5.500% due 10/01/2035	544,162	550,506	0.4%
5.500% due 01/01/2036	89,926	90,969	0.1%
5.500% due 01/01/2036 (j)	1,614,672	1,653,232	1.3%

		PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
5.500% due 04/01/2036		$797,736	$806,482	0.6%
5.500% due 11/01/2036		614,336	621,025	0.5%
5.500% due 12/01/2036		790,946	799,532	0.6%
5.500% due 01/01/2037		559,281	565,334	0.5%
5.500% due 02/01/2037		654,862	661,830	0.5%
5.500% due 03/01/2037		1,674,460	1,692,250	1.3%
5.500% due 04/01/2037		1,924,634	1,945,003	1.5%
5.500% due 05/01/2037		2,790,827	2,820,335	2.2%
5.500% due 06/01/2037		1,356,769	1,371,110	1.1%
5.500% due 07/01/2037		901,080	910,601	0.7%
5.500% due 04/01/2038		4,960,137	5,007,424	4.0%
5.500% due 05/01/2038		1,633,816	1,645,303	1.3%
6.000% due 08/01/2037		669,547	686,599	0.5%
6.000% due 09/01/2037		2,025,178	2,076,752	1.7%
6.000% due 10/01/2037		1,535,743	1,574,853	1.3%
6.000% due 11/01/2037		2,254,271	2,311,680	1.8%
6.000% due 12/01/2037		2,298,228	2,356,755	1.9%
6.000% due 01/01/2038		826,919	847,977	0.7%
0.000% - 1122.425% due 05/01/2008 - 01/25/2048 (a)(c)		17,887,853	18,158,653	14.4%

Freddie Mac
5.500% due 02/01/2037		565,529	571,843	0.5%
5.500% due 05/01/2037		594,942	601,441	0.5%
5.500% due 01/01/2038		1,340,003	1,354,623	1.1%
2.859% - 1007.500% due 04/01/2008 - 02/25/2045 (a)		5,789,514	5,903,127	4.7%

Other U.S. Government Agencies (a)(i)			839,395	0.7%

Total U.S. Government Agencies (Cost $82,637,877)			84,045,105	66.8%

U.S. TREASURY OBLIGATIONS
Total U.S. Treasury Obligations (Cost $822,660) (d)(i)			824,462	0.7%
MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $4,422,529) (a)(i)(o)			4,224,982	3.4%
ASSET-BACKED SECURITIES
Total Asset-Backed Securities (Cost $1,686,404) (b)(i)(o)			1,623,875	1.3%
SOVEREIGN ISSUES
Total Sovereign Issues (Cost $156,452) (i)			158,518	0.1%
FOREIGN CURRENCY-DENOMINATED ISSUES

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	4,810,676	2,484,947	2.0%
10.000% due 01/01/2017		1,518,624	722,714	0.5%
10.000% due 01/01/2013		190,000	96,360	0.1%

General Electric Capital Corp.
4.625% - 5.500% due 09/15/2066 - 09/15/2067	EUR	161,800	240,759	0.2%

Other Foreign Currency-Denominated Issues (i)			637,523	0.5%

Total Foreign Currency-Denominated Issues (Cost $4,083,170)			4,182,303	3.3%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT

Nordea Bank Finland PLC
3.028% - 3.046% due 05/28/2008 - 04/09/2009		$587,500	587,321	0.5%

Other Certificates of Deposit (i)			1,829,795	1.4%

Total Certificates of Deposit			2,417,116	1.9%

See Accompanying Notes	Annual Report	March 31, 2008	79

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
COMMERCIAL PAPER

Fannie Mae
1.350% - 2.498% due 04/01/2008 - 06/04/2008	$276,800	$276,712	0.2%

Freddie Mac
2.272% - 2.690% due 04/03/2008 - 06/09/2008	3,200	3,191	0.0%

Other Commercial Paper (i)		2,609,728	2.1%

Total Commercial Paper		2,889,631	2.3%

REPURCHASE AGREEMENTS

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008 (Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,538. Repurchase proceeds are $1,500.)	1,500	1,500	0.0%

Deutsche Bank AG
1.200% due 04/01/2008 (Dated 03/31/2008. Collateralized by U.S. Treasury Bills 1.460% due 05/08/2008 valued at $1,093,180. Repurchase proceeds are $1,071,436.)	1,071,400	1,071,400	0.9%

Fixed Income Clearing Corp.
1.900% due 04/01/2008 (Dated 03/31/2008. Collateralized by Federal Home Loan Bank 0.000% due 05/30/2008 valued at $49,812 and Freddie Mac 0.000% - 3.000% due 05/13/2008 - 06/09/2008 valued at $95,898. Repurchase proceeds are $142,859.)	142,851	142,851	0.1%

Total Repurchase Agreements		1,215,751	1.0%

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
U.S. TREASURY BILLS

U.S. Treasury Bills
0.250% - 2.125% due 04/10/2008 - 08/07/2008 (e)(f)	$1,351,240	$1,348,093	1.1%

Total U.S. Treasury Bills		1,348,093	1.1%

Total Short-Term Instruments (Cost $7,877,364)		7,870,591	6.3%

PURCHASED OPTIONS (m)
(Cost $412,709)		1,474,509	1.2%

Total Investments (Cost $137,586,881)		$139,109,774	110.6%

Written Options (n) (Premiums $575,863)		(1,325,068)	(1.0%)

Other Assets and Liabilities (Net)		(12,016,751)	(9.6%)

Net Assets (h)		$125,767,955	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains Interest only securities.
(b)	The grouping contains When-issued securities.
(c)	The grouping contains Principal only securities.
(d)	The grouping contains securities with principal amounts adjusted for inflation.
(e)	Securities with an aggregate market value of $268,202 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	Securities with an aggregate market value of $15,966 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(g)	Securities with an aggregate market value of $289,846 and cash of $113,000 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(h)	As of March 31, 2008, portfolio securities with an aggregate value of $828,083 and derivative instruments with an aggregate depreciation of ($46,261) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2008.
(j)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $3,249,403 at a weighted average interest rate of 4.090%. On March 31, 2008, securities valued at $5,318,188 were pledged as collateral for reverse repurchase agreements.
(k)	Cash of $984,271 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	168,937	$1,195,105
90-Day Eurodollar December Futures	Long	12/2009	8,261	2,219
90-Day Eurodollar June Futures	Long	06/2008	104,756	646,660
90-Day Eurodollar June Futures	Long	06/2009	7,903	541
90-Day Eurodollar March Futures	Long	03/2009	45,418	200,204
90-Day Eurodollar March Futures	Long	03/2010	358	2,242
90-Day Eurodollar September Futures	Long	09/2008	38,167	254,442
90-Day Eurodollar September Futures	Long	09/2009	14,534	10,761
Euro-Bobl June Futures	Long	06/2008	2,413	(7,200)
Euro-Schatz June Futures	Short	06/2008	7,998	5,621
U.S. Treasury 2-Year Note June Futures	Short	06/2008	35,845	(18,607)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	117,464	(103,112)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	80,338	135,287

80	PIMCO Funds	See Accompanying Notes

March 31, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	37	$(137)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	26,137	46,710
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	870
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	54,869	28,556
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	12,624	37,922
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	29,184	94,008
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	42,890	52,758

				$2,584,850

(l)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530%	)	12/20/2016	BEAR	$10,000	$265
American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%		03/20/2010	BOA	50,000	(1,711)
American International Group, Inc. 5.600% due 10/18/2016	Sell	0.250%		09/20/2008	GSC	90,000	(787)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.900%		06/20/2009	DUB	25,000	(40)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.730%		03/20/2013	DUB	25,000	(102)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.750%		03/20/2013	JPM	10,000	(31)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.780%		03/20/2013	DUB	10,000	(19)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.790%		03/20/2013	CSFB	10,000	(14)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.790%		03/20/2013	DUB	25,000	(36)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		03/20/2013	BCLY	18,900	(19)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		03/20/2013	CSFB	10,000	(10)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		03/20/2013	DUB	20,000	(20)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		03/20/2013	GSC	10,000	(10)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.810%		03/20/2013	BCLY	30,000	(17)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.810%		03/20/2013	CSFB	20,000	(11)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.815%		03/20/2013	BCLY	25,000	(8)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.820%		03/20/2013	DUB	20,000	(2)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.020%		03/20/2013	DUB	10,000	87
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.030%		03/20/2013	CSFB	20,000	183
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.050%		03/20/2013	BOA	20,000	201
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.150%		03/20/2013	CITI	9,600	143
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.210%		03/20/2013	LEH	24,700	438
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.250%		03/20/2013	UBS	25,000	446
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.270%		03/20/2013	CSFB	15,000	281
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		06/20/2013	DUB	25,000	(52)
AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600%	)	09/20/2012	MSC	10,000	263
Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260%	)	06/20/2011	LEH	10,600	130
AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	RBS	10,000	225
Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160%	)	03/20/2011	CSFB	10,000	40
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.850%		03/20/2013	BNP	25,000	27
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.920%		03/20/2013	CITI	10,000	38
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.925%		03/20/2013	MSC	20,000	81
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.950%		03/20/2013	RBS	10,000	52
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.970%		03/20/2013	BNP	10,000	61
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.980%		03/20/2013	UBS	10,000	66
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	MLP	5,000	258
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	UBS	35,000	1,806
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.740%		09/20/2012	RBS	10,000	(481)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.130%		09/20/2012	LEH	10,000	(327)
BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%	)	09/20/2009	BEAR	5,000	17
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH	35,000	577
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%	)	03/20/2012	BOA	10,000	322
Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	UBS	10,000	589
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%		10/20/2011	LEH	25,000	189
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011	LEH	2,500	(15)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	LEH	50,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	MSC	50,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	BCLY	15,000	(222)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	DUB	7,500	(111)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%		03/20/2013	BCLY	20,900	(119)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	MSC	47,000	(183)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		05/20/2013	MLP	15,000	38
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		05/20/2013	LEH	30,000	91
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%		01/20/2014	LEH	25,000	(800)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	LEH	25,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	LEH	6,900	(45)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	MLP	300	0

See Accompanying Notes	Annual Report	March 31, 2008	81

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%		05/20/2016	CSFB	$10,000	$68
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%		01/20/2017	MSC	6,000	(245)
California State General Obligation Bonds, Series 2003 5.250% due 02/01/2018	Sell	0.560%		03/20/2018	LEH	25,000	(196)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380%	)	12/20/2012	BOA	10,000	271
Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%	)	09/20/2011	UBS	7,000	670
Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420%	)	12/20/2016	BCLY	13,000	427
CBS Corp. 5.625% due 08/15/2012	Buy	(0.590%	)	09/20/2012	BEAR	15,000	684
CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	CSFB	10,300	11
China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	LEH	50,000	(300)
Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%		09/20/2012	DUB	6,000	(778)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.550%		03/20/2009	RBS	25,000	(1,573)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.650%		03/20/2009	DUB	10,000	(620)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.300%		03/20/2010	JPM	25,000	(2,392)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.300%		03/20/2010	RBS	25,000	(2,392)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.350%		03/20/2010	JPM	10,000	(949)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.350%		03/20/2010	RBS	15,000	(1,423)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.550%		03/20/2010	DUB	15,000	(1,375)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.600%		03/20/2010	BNP	10,000	(909)
CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145%	)	06/20/2015	BCLY	11,000	1,041
Citigroup, Inc. 6.125% due 11/21/2017	Buy	(0.800%	)	12/20/2017	DUB	30,000	2,118
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.320%		09/20/2012	LEH	25,000	(1,379)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%		09/20/2012	JPM	359,600	(16,772)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.810%		03/20/2013	BOA	20,000	(785)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.810%		03/20/2013	UBS	20,000	(785)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.820%		03/20/2013	DUB	10,000	(388)
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.830%	)	12/20/2017	JPM	10,000	684
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.820%	)	12/20/2017	HSBC	3,000	207
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.770%	)	12/20/2017	JPM	10,000	728
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%	)	12/20/2014	BOA	10,600	397
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	CITI	10,200	512
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	BEAR	10,300	221
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295%	)	09/20/2011	BCLY	15,000	393
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	BCLY	15,000	12
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360%	)	03/20/2014	MSC	11,500	689
Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535%	)	03/20/2016	BEAR	15,000	985
Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	DUB	26,000	4,151
CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	BEAR	10,600	208
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250%	)	09/20/2011	CSFB	10,200	84
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	RBS	6,200	53
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	BEAR	10,000	30
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011	BCLY	15,000	142
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.480%	)	09/20/2011	RBS	10,000	113
Daimler Finance N.A. LLC 5.875% due 03/15/2011	Buy	(0.655%	)	03/20/2011	BEAR	10,000	32
Daimler Finance N.A. LLC 5.875% due 03/15/2011	Buy	(0.520%	)	03/20/2011	BEAR	10,000	71
Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430%	)	03/20/2016	MLP	15,000	318
E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210%	)	12/20/2016	DUB	10,000	240
EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%	)	12/20/2011	LEH	10,300	219
Enterprise Products Operating LP 7.500% 02/01/2011	Buy	(0.200%	)	03/20/2011	MLP	10,700	304
Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	MLP	10,000	698
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%		03/20/2013	BCLY	50,000	(7)
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%		03/20/2013	RBS	75,000	24
Fannie Mae 5.500% due 06/09/2033	Sell	0.570%		03/20/2013	BNP	50,000	132
Fannie Mae 5.500% due 06/09/2033	Sell	0.630%		03/20/2013	LEH	50,000	271
Fannie Mae 5.500% due 06/09/2033	Sell	0.730%		03/20/2013	DUB	8,400	88
Fannie Mae 5.500% due 06/09/2033	Sell	0.730%		03/20/2013	RBS	15,000	158
Fannie Mae 5.500% due 06/09/2033	Sell	0.810%		03/20/2013	RBS	50,000	719
FirstEnergy Corp. 6.450% due 11/15/2011	Buy	(0.130%	)	12/20/2011	MLP	10,000	313
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	Sell	0.470%		03/20/2018	CITI	10,000	(36)
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	Sell	0.470%		03/20/2018	LEH	15,000	(53)
Ford Motor Credit Co. LLC 6.625% due 06/16/2008	Buy	(1.070%	)	06/20/2008	LEH	37,000	494
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.400%		09/20/2008	CSFB	10,000	(205)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%		06/20/2010	JPM	10,000	(1,137)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	UBS	10,000	(1,086)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	MSC	10,000	(1,266)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	UBS	5,000	(633)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	LEH	10,000	(1,264)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.450%		06/20/2011	BNP	10,000	(1,389)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.470%		06/20/2011	UBS	25,000	(3,462)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.500%		06/20/2011	MSC	20,000	(2,757)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.600%		06/20/2011	JPM	15,000	(2,038)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.760%		06/20/2011	DUB	10,000	(1,326)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.770%		06/20/2011	DUB	10,000	(1,324)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.800%		06/20/2011	UBS	25,000	(3,295)

82	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.830%		06/20/2011	DUB	$10,000	$(1,312)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.920%		06/20/2011	DUB	10,000	(1,294)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.020%		06/20/2011	DUB	10,000	(1,273)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	GSC	10,000	(1,267)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	LEH	10,000	(1,267)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.320%		06/20/2011	JPM	10,000	(1,212)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.620%		09/20/2011	DUB	25,000	(3,440)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	DUB	10,000	(1,652)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	GSC	5,800	(958)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%		09/20/2012	BCLY	10,000	(1,581)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%		09/20/2012	JPM	10,000	(1,234)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%		09/20/2012	MLP	5,100	(629)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%		09/20/2012	DUB	3,500	(429)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.700%		09/20/2012	GSC	10,000	(1,215)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%		09/20/2012	DUB	10,000	(1,203)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%		09/20/2012	JPM	8,000	(962)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%		09/20/2012	BCLY	4,100	(488)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%		09/20/2012	CITI	10,000	(1,191)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.850%		09/20/2012	DUB	10,000	(1,179)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%		12/20/2008	LEH	3,100	(113)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%		12/20/2008	LEH	3,000	(103)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.250%		03/20/2009	DUB	6,900	(138)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.850%		09/20/2012	GSC	12,800	(1,509)
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	LEH	40,000	5,761
Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	JPM	6,500	379
GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220%	)	06/20/2011	BEAR	10,500	250
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	LEH	50,000	(960)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%		03/20/2010	BOA	50,000	(958)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%		03/20/2011	BCLY	32,500	(554)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%		12/20/2012	BCLY	33,800	(927)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.910%		03/20/2013	BCLY	50,000	(841)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.580%		03/20/2013	BCLY	25,000	350
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%		03/20/2016	JPM	10,000	(693)
General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180%	)	03/20/2012	BEAR	10,400	117
General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%		09/20/2008	BEAR	11,700	(305)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.150%		09/20/2008	MLP	25,000	(108)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%		12/20/2012	BOA	30,300	(5,865)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%		12/20/2012	DUB	6,400	(1,239)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%		12/20/2012	JPM	7,000	(1,345)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		12/20/2012	CITI	6,400	(1,221)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		12/20/2012	DUB	14,600	(2,784)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%		12/20/2012	CITI	7,700	(1,462)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%		12/20/2012	MSC	7,600	(1,443)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%		12/20/2012	BNP	7,200	(1,332)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%		12/20/2012	BCLY	18,200	(3,341)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.860%		12/20/2012	GSC	15,000	(2,749)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%		12/20/2012	MLP	14,100	(2,576)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%		12/20/2012	UBS	34,900	(6,356)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%		12/20/2012	CITI	15,000	(2,710)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%		12/20/2012	UBS	10,000	(1,807)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		12/20/2012	GSC	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		12/20/2012	LEH	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		12/20/2012	RBS	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.010%		12/20/2012	DUB	10,000	(1,790)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.070%		12/20/2012	BCLY	10,000	(1,773)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%		12/20/2012	BOA	15,000	(2,625)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%		12/20/2012	DUB	15,000	(2,625)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%		12/20/2012	GSC	4,400	(770)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%		12/20/2012	JPM	10,000	(1,750)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%		12/20/2012	LEH	29,700	(5,197)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.200%		12/20/2012	LEH	10,000	(1,735)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%		12/20/2012	CITI	10,000	(1,721)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%		12/20/2012	GSC	20,000	(3,442)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%		12/20/2012	UBS	10,000	(1,721)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%		12/20/2012	CITI	10,000	(1,664)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%		12/20/2012	DUB	25,000	(4,160)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%		12/20/2012	LEH	5,000	(832)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.500%		12/20/2012	BOA	10,000	(1,649)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.500%		12/20/2012	DUB	10,000	(1,649)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.550%		12/20/2012	BOA	15,000	(2,453)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.900%		12/20/2012	CITI	25,000	(3,838)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.450%		12/20/2012	BOA	10,000	(1,378)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.450%		12/20/2012	GSC	5,000	(689)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.550%		12/20/2012	DUB	15,000	(2,023)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.550%		12/20/2012	LEH	10,000	(1,349)

See Accompanying Notes	Annual Report	March 31, 2008	83

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.650%		12/20/2012	MLP	$9,400	$(1,241)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.660%		12/20/2012	DUB	10,000	(1,317)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.820%		12/20/2012	GSC	25,000	(3,179)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		03/20/2013	CSFB	5,000	130
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		03/20/2013	DUB	30,000	856
General Motors Corp. 7.125% due 07/15/2013	Sell	7.700%		03/20/2013	GSC	30,000	(3,152)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.750%		03/20/2013	BOA	10,000	(1,036)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.880%		03/20/2013	BOA	10,000	(998)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.920%		03/20/2013	GSC	10,000	(986)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.000%		03/20/2013	RBS	10,000	(963)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.220%		03/20/2013	BOA	25,000	(2,246)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.300%		03/20/2013	CITI	10,000	(875)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.450%		03/20/2013	DUB	25,000	(2,078)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.850%		03/20/2013	BOA	25,000	(1,657)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%		03/20/2013	CITI	10,000	(570)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%		03/20/2013	DUB	10,000	(570)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%		03/20/2013	GSC	4,900	(280)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		06/20/2013	CITI	20,000	(96)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		06/20/2013	MSC	5,000	(37)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	BOA	50,000	9,621
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	JPM	10,000	2,249
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	DUB	20,000	5,136
GMAC LLC 6.000% due 04/01/2011	Buy	(1.250%	)	06/20/2011	RBS	15,000	3,983
GMAC LLC 6.875% due 08/28/2012	Sell	1.050%		09/20/2008	MSC	1,400	(79)
GMAC LLC 6.875% due 08/28/2012	Sell	3.450%		09/20/2008	GSC	50,000	(2,237)
GMAC LLC 6.875% due 08/28/2012	Sell	3.450%		09/20/2008	MLP	25,000	(1,118)
GMAC LLC 6.875% due 08/28/2012	Sell	3.500%		09/20/2008	MLP	50,000	(2,224)
GMAC LLC 6.875% due 08/28/2012	Sell	3.700%		09/20/2008	DUB	15,000	(653)
GMAC LLC 6.875% due 08/28/2012	Sell	4.250%		09/20/2008	JPM	35,000	(1,428)
GMAC LLC 6.875% due 08/28/2012	Sell	4.500%		09/20/2008	LEH	20,000	(791)
GMAC LLC 6.875% due 08/28/2012	Sell	4.600%		09/20/2008	CITI	25,000	(977)
GMAC LLC 6.875% due 08/28/2012	Sell	4.600%		09/20/2008	UBS	3,800	(148)
GMAC LLC 6.875% due 08/28/2012	Sell	4.750%		09/20/2008	BCLY	25,000	(958)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		03/20/2009	CITI	7,700	312
GMAC LLC 6.875% due 08/28/2012	Sell	8.500%		03/20/2009	LEH	7,800	(458)
GMAC LLC 6.875% due 08/28/2012	Sell	8.700%		03/20/2009	JPM	10,000	(570)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		06/20/2009	MLP	7,800	(397)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	GSC	50,000	(7,180)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	LEH	25,000	(3,590)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	UBS	25,000	(3,590)
GMAC LLC 6.875% due 08/28/2012	Sell	3.900%		09/20/2009	LEH	25,000	(3,499)
GMAC LLC 6.875% due 08/28/2012	Sell	3.950%		09/20/2009	GSC	25,000	(3,484)
GMAC LLC 6.875% due 08/28/2012	Sell	3.750%		09/20/2012	JPM	12,000	(2,769)
GMAC LLC 6.875% due 08/28/2012	Sell	4.000%		09/20/2012	DUB	10,000	(2,246)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.580%		09/20/2012	RBS	10,000	(345)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	JPM	20,000	(510)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%		09/20/2012	BNP	7,000	(170)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%		09/20/2012	MSC	25,000	(587)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%		09/20/2012	UBS	5,000	(107)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%		09/20/2012	BCLY	5,000	(103)
Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	BEAR	10,000	763
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	JPM	5,000	549
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.530%	)	09/20/2011	CSFB	7,350	825
HCP, Inc. 6.300% due 09/15/2016	Buy	(0.650%	)	09/20/2016	MLP	13,500	2,900
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390%	)	03/20/2012	BEAR	15,400	90
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	BEAR	8,200	54
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.800%		03/20/2010	RBS	16,700	(164)
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	BNP	15,000	1,645
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	BEAR	10,000	653
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%		12/20/2008	RBS	33,000	(156)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	LEH	3,500	(16)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	DUB	17,000	(77)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009	BCLY	4,440	(30)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		03/20/2009	MSC	14,300	(87)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		06/20/2009	RBS	32,000	(297)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%		12/20/2011	RBS	44,300	(1,080)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%		12/20/2011	RBS	50,000	(1,184)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%		03/20/2012	RBS	24,270	(881)
International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	GSC	15,000	1,078

84	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	MLP	$20,000	$1,207
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	LEH	20,000	1,178
International Paper Co. 4.000% due 04/01/2010	Buy	(0.190%	)	03/20/2010	MSC	9,700	352
iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400%	)	03/20/2012	BCLY	10,000	2,539
iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%	)	12/20/2013	MSC	10,000	2,918
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	DUB	17,500	536
John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%	)	09/20/2011	CSFB	9,000	161
Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	BEAR	20,000	606
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.850%		03/20/2013	LEH	10,000	(61)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.860%		03/20/2013	MSC	19,000	(107)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.870%		03/20/2013	RBS	10,000	(52)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.880%		03/20/2013	BNP	10,000	(47)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.930%		03/20/2013	BNP	15,000	(26)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.930%		03/20/2013	BOA	10,000	(18)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	1.850%		03/20/2013	DUB	25,000	994
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550%	)	12/20/2011	CSFB	20,000	4,648
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%	)	12/20/2011	DUB	10,000	2,329
Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%	)	06/20/2011	LEH	10,500	94
Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160%	)	09/20/2011	RBS	10,500	85
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160%	)	12/20/2011	BEAR	10,000	290
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	BEAR	10,000	293
Kraft Foods, Inc. 6.250% due 06/01/2012	Buy	(0.170%	)	06/20/2012	BEAR	10,400	346
Kroger Co. 5.500% due 02/01/2013	Buy	(0.530%	)	03/20/2013	MSC	5,000	46
Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395%	)	09/20/2011	RBS	10,300	1,923
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	RBS	18,000	1,929
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	DUB	50,000	(434)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%		09/20/2008	BCLY	29,200	(513)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%		09/20/2008	RBS	56,200	(957)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	RBS	10,000	(889)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.000%		09/20/2012	MLP	10,000	(773)
Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	DUB	9,000	1,590
Loews Corp. 5.250% due 03/15/2016	Buy	(0.300%	)	03/20/2016	BEAR	9,800	254
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	BEAR	20,000	546
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	BOA	5,000	114
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.160%	)	09/20/2009	CSFB	10,000	233
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260%	)	06/20/2012	CITI	15,000	1,077
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	MSC	5,000	449
Masco Corp. 7.125% due 08/15/2013	Buy	(0.680%	)	09/20/2013	MSC	10,800	1,047
Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400%	)	06/20/2011	JPM	10,300	166
Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015	BEAR	10,000	163
MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%	)	12/20/2012	MLP	10,500	286
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.590%		09/20/2012	RBS	10,000	(839)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.880%		09/20/2012	CSFB	5,000	(363)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%		09/20/2012	BCLY	5,000	(355)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%		03/20/2009	CSFB	2,200	(1)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.180%		05/20/2009	HSBC	15,000	(19)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	JPM	6,950	(257)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	LEH	41,200	(1,521)
Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400%	)	09/20/2013	LEH	15,000	555
Morgan Stanley 6.600% due 04/01/2012	Sell	0.590%		09/20/2012	RBS	10,000	(514)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%		09/20/2012	GSC	5,000	(195)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.920%		09/20/2012	BCLY	5,000	(191)
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	LEH	20,000	1,859
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	RBS	15,000	1,414
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	BEAR	10,000	908
Multiple Reference Entities of Gazprom	Sell	0.970%		11/20/2008	HSBC	23,800	(31)
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	34,600	(42)
Multiple Reference Entities of Gazprom	Sell	0.360%		05/20/2009	HSBC	18,000	(302)
Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	LEH	44,300	(2,652)
Multiple Reference Entities of Gazprom	Sell	0.870%		11/20/2011	MSC	50,000	(2,958)
Multiple Reference Entities of Gazprom	Sell	0.970%		10/20/2012	JPM	45,400	(3,298)
Multiple Reference Entities of Gazprom	Sell	1.020%		10/20/2012	JPM	45,400	(3,205)
Multiple Reference Entities of Gazprom	Sell	2.170%		02/20/2013	JPM	58,600	(1,788)
Multiple Reference Entities of Gazprom	Sell	2.180%		02/20/2013	JPM	49,900	(1,498)
Multiple Reference Entities of Gazprom	Sell	2.180%		02/20/2013	MSC	29,600	(888)
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011	DUB	13,600	689
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010	LEH	10,000	78
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	CITI	14,000	127
NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540%	)	03/20/2013	RBS	12,400	672
Northrop Grumman Space & Mission Systems Corp. 6.250% due 01/15/2010	Buy	(0.110%	)	03/20/2010	JPM	5,000	10
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380%	)	06/20/2016	MSC	9,600	452

See Accompanying Notes	Annual Report	March 31, 2008	85

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660%	)	12/20/2016	BEAR	$10,200	$406
ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%	)	12/20/2011	MLP	20,000	1,765
Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940%	)	09/20/2013	CSFB	10,000	173
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	DUB	9,800	(34)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	BCLY	12,000	(40)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009	CSFB	500	(2)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%		03/20/2009	CSFB	8,600	(50)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%		01/20/2012	JPM	12,600	(326)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%		01/20/2012	MSC	44,400	(1,116)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%		01/20/2012	HSBC	4,600	(114)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%		01/20/2017	JPM	2,800	(163)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%		02/20/2017	CSFB	14,400	(915)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%		02/20/2017	BEAR	10,000	(614)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	DUB	20,000	(1,268)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	LEH	20,000	(1,268)
PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480%	)	12/20/2014	LEH	10,000	413
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	BCLY	29,000	1
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	LEH	300	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009	LEH	4,900	(5)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%		05/20/2009	HSBC	19,000	(37)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	LEH	29,000	(7)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	DUB	13,000	(2)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009	MSC	3,500	(7)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	DUB	300	(3)
Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550%	)	12/20/2013	MSC	10,000	460
PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460%	)	09/20/2016	BEAR	9,500	2,437
PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420%	)	09/20/2016	LEH	15,000	3,878
PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%	)	12/20/2015	MSC	5,000	331
PPL Energy Supply LLC 6.400% due 11/01/2011	Buy	(0.435%	)	12/20/2011	BOA	15,000	473
Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	LEH	370,000	(44)
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.250%		03/20/2013	GSC	10,000	268
PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520%	)	12/20/2015	BCLY	8,000	525
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010	CSFB	3,000	(61)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	CSFB	5,000	(100)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	GSC	5,000	(100)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	CSFB	2,000	(18)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%		09/20/2010	BOA	5,000	(34)
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250%	)	06/20/2011	BOA	10,700	92
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290%	)	06/20/2012	MLP	5,000	137
Residential Capital LLC 6.500% due 04/17/2013	Sell	1.130%		06/20/2009	MLP	25,000	(8,921)
RH Donnelley Corp. 8.875% due 01/15/2016	Buy	(3.080%	)	09/20/2012	LEH	5,000	1,991
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	MSC	41,800	1
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%		09/20/2008	MSC	21,700	2
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%		12/20/2008	MSC	43,000	(75)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		03/20/2009	LEH	12,800	(46)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%		05/20/2009	BCLY	17,000	(75)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.780%		03/20/2016	MSC	22,400	(1,188)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.800%		03/20/2016	JPM	22,400	(1,158)
Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%	)	06/20/2011	BEAR	5,300	118
Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%	)	06/20/2008	BOA	2,500	21
Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009	BCLY	10,500	69
Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%	)	06/20/2010	JPM	8,000	250
Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%	)	09/20/2011	RBS	5,100	255
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	BCLY	25,000	(1,536)
SLM Corp. 5.125% due 08/27/2012	Sell	3.350%		03/20/2009	GSC	25,000	(1,466)
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%		03/20/2009	JPM	10,000	(554)
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%		03/20/2009	GSC	15,000	(816)
SLM Corp. 5.125% due 08/27/2012	Sell	4.000%		03/20/2009	BCLY	10,000	(526)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%		03/20/2009	BOA	10,000	(479)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%		03/20/2009	MLP	25,000	(1,185)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%		03/20/2009	CITI	75,000	(3,521)
SLM Corp. 5.125% due 08/27/2012	Sell	5.000%		03/20/2009	JPM	35,000	(1,512)
SLM Corp. 5.125% due 08/27/2012	Sell	5.250%		03/20/2009	MLP	20,000	(817)
SLM Corp. 5.125% due 08/27/2012	Sell	5.600%		03/20/2009	MLP	50,000	(1,879)
SLM Corp. 5.125% due 08/27/2012	Sell	4.450%		06/20/2009	BOA	50,000	(3,012)
SLM Corp. 5.125% due 08/27/2012	Sell	4.530%		03/20/2010	DUB	20,000	(1,669)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%		03/20/2010	BNP	5,000	(411)
SLM Corp. 5.125% due 08/27/2012	Sell	4.350%		06/20/2010	BOA	50,000	(4,715)
SLM Corp. 5.125% due 08/27/2012	Sell	4.100%		03/20/2011	RBS	10,000	(1,158)
Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545%	)	03/20/2012	LEH	11,000	2,029
State of California General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.610%		03/20/2018	GSC	25,000	(104)
Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%	)	12/20/2016	RBS	12,000	1,116
Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390%	)	09/20/2013	MSC	9,800	665
Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280%	)	06/20/2011	LEH	5,600	79
UBS Warburg LLC 4.549% due 04/18/2012	Sell	0.760%		03/20/2013	BNP	30	(1)

86	PIMCO Funds	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		12/20/2008	LEH	$29,000	$(114)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	BCLY	9,000	(35)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	BCLY	800	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	DUB	14,000	(52)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009	MSC	23,580	(189)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%		03/20/2009	BCLY	14,600	(136)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	HSBC	47,600	(319)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%		05/20/2009	HSBC	31,000	(355)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	DUB	8,000	(305)
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	MSC	5,200	150
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	UBS	10,000	18
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.240%		03/20/2013	DUB	10,000	(232)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.250%		03/20/2013	MSC	15,000	(341)
Wachovia Corp. 3.625% due 02/17/2009	Sell	2.500%		03/20/2013	RBS	10,000	326
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.000%		03/20/2013	DUB	10,000	557
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.020%		03/20/2013	RBS	39,100	2,206
WellPoint, Inc. 5.000% due 1/15/2011	Buy	(0.165%	)	03/20/2011	RBS	11,000	348
WellPoint, Inc. 6.375% due 1/15/2012	Buy	(0.100%	)	03/20/2012	LEH	10,800	559
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%		03/20/2013	BOA	8,000	(37)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%		03/20/2013	LEH	10,000	(46)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%		03/20/2013	MSC	10,000	(46)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.900%		03/20/2013	UBS	22,000	(51)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.920%		03/20/2013	BOA	25,000	(18)
Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	GSC	10,000	506
Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360%	)	06/20/2011	JPM	12,500	168
Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	MSC	10,000	182
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.120%	)	01/20/2009	MLP	10,500	75
XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	BCLY	10,600	1,125
Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290%	)	12/20/2011	JPM	11,250	429
Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008	BOA	3,200	1

							$(192,284)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	04/13/2049	CSFB	$45,000	$2,351
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	CITI	25,000	1,819
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	GSC	58,800	3,255
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	LEH	50,000	3,280
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	565,800	32,805
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	103,340	(4,166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	130,069	(5,056)
Dow Jones CDX N.A. HY8 Index	Sell	0.415%	06/20/2012	CITI	99,365	(3,814)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	51,800	(5,118)
Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	CITI	35,500	(3,490)
Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	MLP	40,400	(3,970)
Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	MLP	48,800	(4,380)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MLP	31,000	(2,771)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	7,600	(679)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	MLP	25,200	(2,207)
Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	MSC	65,700	(5,721)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	32,300	(2,808)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	23,800	(2,045)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	CITI	22,600	(1,934)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	DUB	27,300	299
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	653,900	5,166
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	LEH	312,600	2,503
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	RBS	30,800	321
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	DUB	100,000	869
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	GSC	14,600	127
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	83,200	746
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	DUB	10,200	93
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	22,700	207
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	14,400	133

See Accompanying Notes	Annual Report	March 31, 2008	87

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB	$28,600	$268
Dow Jones CDX N.A. IG9 Index	Sell	0.711%	12/20/2012	MSC	400,000	3,223
Dow Jones CDX N.A. IG9 Index	Sell	0.770%	12/20/2012	DUB	170,000	1,979
Dow Jones CDX N.A. IG9 Index	Sell	0.771%	12/20/2012	MSC	190,000	2,000
Dow Jones CDX N.A. IG9 Index	Sell	0.780%	12/20/2012	DUB	250,000	3,041
Dow Jones CDX N.A. IG9 Index	Sell	0.830%	12/20/2012	GSC	30,000	(131)
Dow Jones CDX N.A. IG9 Index	Sell	0.940%	12/20/2012	GSC	35,000	20
Dow Jones CDX N.A. IG9 Index	Sell	0.963%	12/20/2012	MSC	102,700	162
Dow Jones CDX N.A. IG9 Index	Sell	0.975%	12/20/2012	GSC	98,800	210
Dow Jones CDX N.A. IG9 Index	Sell	0.990%	12/20/2012	DUB	50,000	140
Dow Jones CDX N.A. IG9 Index	Sell	1.160%	12/20/2012	DUB	100,000	1,043
Dow Jones CDX N.A. IG9 Index	Sell	1.180%	12/20/2012	DUB	30,000	340
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	217,200	(841)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	717,400	(1,862)

						$15,407

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY	AUD	764,000	$(2,712)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI		1,528,000	(5,564)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	DUB		764,000	(2,904)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		216,300	(825)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		210,700	1,257
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		$4,594,380	32,712
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MSC		5,771,500	40,548
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		5,639,310	20,922
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		1,978,300	(44,634)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		1,237,100	(8,046)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		310,100	(3,570)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		5,261,300	(60,980)
Pay	3-Month USD-LIBOR	0.000%	06/20/2037	RBS		160,000	4,047
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		203,600	(17,885)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		73,200	925
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		312,600	(2,318)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		204,200	929
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		493,800	792
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	65,400	305
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		50,700	569
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		58,500	501
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		105,800	(2,355)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		266,400	(5,777)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		74,030	(1,613)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		75,400	(1,689)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		74,100	(1,653)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		34,200	(776)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		261,440	(6,358)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	299
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		1,079,200	2,731
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		352,100	(6,547)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		483,800	6,769
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM	EUR	535,200	4,616
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		189,900	1,680
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		754,400	(5,169)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		221,200	(3,325)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		370,900	4,051
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	DUB		2,000	22
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	752,700	1,604
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		417,800	767
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		2,418,300	4,977
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		385,600	307
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		971,000	8,245
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	894
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	6,962
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	4,093
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	1,653
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	50,027
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	46,951
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	12,164

88	PIMCO Funds	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC	GBP	1,675,000	$24,394
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	7,483
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	(6,548)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		130,500	(2,624)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	(3,134)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	(5,083)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	7,329
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	5,509
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	(31)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	BCLY		66,200	1,356
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		148,900	(1,524)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		146,900	(1,377)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		216,400	(88)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		262,900	(285)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		92,900	7,099
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		54,200	4,262
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		258,300	18,160
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		214,800	10,772
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		359,300	24,521
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		166,100	(19,679)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		41,900	(5,310)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		24,000	(3,661)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		36,100	(2,039)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	14,230,000	6,931
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		27,490,000	13,469
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	614,000	487
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY		190,000	1,046
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	CITI		814,300	3,081
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	MLP		488,500	1,623
Pay	28-Day Mexico Interbank TIIE Banxico	8.900%	09/12/2016	MSC		483,200	3,174
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		921,900	2,233
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$302,100	(16,289)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		362,800	(12,992)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	485,600	(7,049)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		148,200	(2,029)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MSC		170,000	(2,327)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		126,400	(1,680)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		427,800	211
Pay	BRL-CDI-Compounded	12.860%	01/04/2010	GSC		7,100	2
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		203,900	554
Pay	BRL-CDI-Compounded	14.370%	01/04/2010	MLP		193,200	4,074
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		214,800	(3,805)
Pay	USSP Semi 2-Year Index	0.780%	01/05/2009	MSC		$500,000	238
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		535,700	(787)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		432,000	(704)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		85,900	(207)
Receive	USSP Semi 10-Year Index	0.620%	01/05/2009	MSC		117,000	88

							$126,463

(m)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$92.250	06/16/2008	100	$1	$0
Put - CME 90-Day Eurodollar September Futures	92.250	09/15/2008	128	1	0

				$2	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$8,437,400	$89,609	$141,016
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	8,429,000	40,690	348,271
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	12,079,200	43,039	499,091
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,753,400	18,342	196,402
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	13,866,000	126,082	179,712
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	4,951,600	51,076	53,255
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,664,200	28,773	32,978
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	23,784

							$412,707	$1,474,509

See Accompanying Notes	Annual Report	March 31, 2008	89

Summary Schedule of Investments  Total Return Fund  (Cont.)

(n)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	55,493	$64,050	$117,923
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	13,702	16,791	16,271
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	55,669	81,299	12,177
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	6,904	5,646	3,668

				$167,786	$150,039

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,934,400	$70,906	$113,436
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	564,000	18,105	28,216
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,666,900	41,140	245,330
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,253,400	43,835	351,473
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,070,900	18,391	138,551
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,587,300	119,758	179,860
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	2,153,000	54,069	63,275
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	888,200	26,779	32,752
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	683,000	15,094	22,136

							$408,077	$1,175,029

(o)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	2.669%	05/25/2037	05/16/2007	$27,445	$26,232	0.02%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	272	253	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	140	139	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	17	16	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,653	36,641	0.03%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	8	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	702	695	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,750	2,742	0.00%
Wilmington Trust Co.	10.500%	07/01/2008	03/14/2003	99	99	0.00%

				$62,078	$66,825	0.05%

(p)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2038	$236,000	$233,345	$233,603
Fannie Mae	6.000%	04/01/2038	662,933	667,563	679,195
Fannie Mae	6.500%	04/01/2038	69,400	71,030	71,883
Freddie Mac	5.000%	03/01/2038	300	297	289
Freddie Mac	5.000%	04/01/2038	300	288	297
Freddie Mac	5.500%	04/01/2038	390,000	393,534	393,839
Ginnie Mae	5.500%	04/01/2038	900	914	918
Ginnie Mae	6.000%	04/01/2038	75,900	78,130	78,331
U.S. Treasury Notes	2.000%	02/28/2010	403,300	405,564	408,055
U.S. Treasury Notes	2.125%	01/31/2010	404,400	406,977	410,718
U.S. Treasury Notes	2.750%	02/28/2013	401,700	407,389	409,525
U.S. Treasury Notes	2.875%	01/31/2013	272,700	276,085	280,522
U.S. Treasury Notes	3.125%	11/30/2009	2,669,400	2,731,568	2,773,013
U.S. Treasury Notes	3.250%	12/31/2009	1,426,400	1,461,909	1,480,198
U.S. Treasury Notes	3.500%	12/15/2009	2,150,000	2,214,628	2,246,330
U.S. Treasury Notes	4.250%	08/15/2013	341,700	369,051	375,578
U.S. Treasury Notes	4.250%	11/15/2013	792,600	857,434	881,740
U.S. Treasury Notes	4.500%	05/15/2017	1,486,400	1,591,517	1,644,512

				$12,167,223	$12,368,546

(3)	Market value includes $130,804 of interest payable on short sales.

90	PIMCO Funds	See Accompanying Notes

March 31, 2008

(q)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	142,666	05/2008	$24	$(203)	$(179)
Buy	AUD	2,030	04/2008	11	0	11
Buy	BRL	2,905,891	07/2008	85,164	0	85,164
Sell		3,219,350	07/2008	48,299	0	48,299
Buy		1,448,376	12/2008	8,951	(118)	8,833
Sell		2,435,642	12/2008	36,368	0	36,368
Buy	CAD	962	04/2008	0	(29)	(29)
Sell	EUR	443,471	04/2008	0	(8,531)	(8,531)
Buy	GBP	103,607	04/2008	0	(379)	(379)
Sell		1,323,969	04/2008	1,912	(5,572)	(3,660)
Buy	IDR	692,193,600	05/2008	0	(3,730)	(3,730)
Buy	INR	8,649,218	05/2008	8,745	0	8,745
Buy		6,151,127	08/2008	0	(3,058)	(3,058)
Buy	JPY	3,239,412	04/2008	0	(22)	(22)
Sell		3,239,412	04/2008	114	0	114
Buy		32,281,352	05/2008	3,602	(4,163)	(561)
Sell		62,045,847	05/2008	4,118	0	4,118
Buy	KRW	55,563,421	05/2008	0	(4,388)	(4,388)
Buy		289,595,238	08/2008	0	(15,750)	(15,750)
Buy	KWD	10,922	05/2008	2,031	0	2,031
Buy	MXN	5,080,421	07/2008	18,881	0	18,881
Sell		4,476,807	07/2008	0	(4,861)	(4,861)
Buy	MYR	987,961	05/2008	11,943	0	11,943
Sell	NZD	106,557	04/2008	1,561	0	1,561
Buy	PHP	3,614,599	05/2008	7,469	0	7,469
Buy	PLN	84,608	07/2008	5,098	0	5,098
Sell		82,904	07/2008	0	(3,778)	(3,778)
Buy	RUB	14,659,361	07/2008	35,705	0	35,705
Sell		8,442,728	07/2008	0	(16,769)	(16,769)
Buy		112,495	11/2008	150	0	150
Sell		22,136	11/2008	0	(44)	(44)
Buy	SAR	146,032	05/2008	9	(185)	(176)
Buy	SEK	400,798	06/2008	2,439	0	2,439
Buy	SGD	464,677	05/2008	26,650	0	26,650
Buy		422,728	11/2008	8,212	0	8,212
Buy	ZAR	179,933	07/2008	0	(3,924)	(3,924)

				$317,456	$(75,504)	$241,952

See Accompanying Notes	Annual Report	March 31, 2008	91

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Class R
03/31/2008	$12.77	$0.90	$(0.20)	$0.70	$(0.92)	$0.00
03/31/2007	12.61	0.66	0.20	0.86	(0.66)	(0.04)
01/31/2006 - 03/31/2006	12.85	0.03	(0.21)	(0.18)	(0.06)	0.00

Foreign Bond Fund (U.S. Dollar-Hedged)
Class R
03/31/2008	$10.17	$0.32	$0.20	$0.52	$(0.30)	$0.00
03/31/2007	10.30	0.29	0.05	0.34	(0.24)	(0.21)
03/31/2006	10.56	0.29	0.03	0.32	(0.25)	(0.33)
03/31/2005	10.52	0.21	0.34	0.55	(0.20)	(0.31)
03/31/2004	10.70	0.26	0.02	0.28	(0.25)	(0.21)

High Yield Fund
Class R
03/31/2008	$9.94	$0.62	$(0.70)	$(0.08)	$(0.65)	$(0.01)
03/31/2007	9.77	0.62	0.18	0.80	(0.62)	(0.01)
03/31/2006	9.70	0.65	0.07	0.72	(0.65)	0.00
03/31/2005	9.69	0.60	0.02	0.62	(0.61)	0.00
03/31/2004	8.90	0.61	0.81	1.42	(0.63)	0.00

Income Fund
Class R
03/31/2008	$10.00	$0.51	$(0.08)	$0.43	$(0.51)	$0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00

Low Duration Fund
Class R
03/31/2008	$9.95	$0.41	$0.26	$0.67	$(0.41)	$(0.07)
03/31/2007	9.90	0.39	0.06	0.45	(0.40)	0.00
03/31/2006	10.11	0.30	(0.17)	0.13	(0.30)	(0.04)
03/31/2005	10.31	0.15	(0.14)	0.01	(0.15)	(0.06)
03/31/2004	10.33	0.14	0.07	0.21	(0.18)	(0.05)

Real Return Fund
Class R
03/31/2008	$10.89	$0.53	$0.92	$1.45	$(0.52)	$(0.37)
03/31/2007	10.82	0.30	0.16	0.46	(0.30)	(0.08)
03/31/2006	11.42	0.43	(0.41)	0.02	(0.47)	(0.15)
03/31/2005	11.79	0.25	0.06	0.31	(0.36)	(0.32)
03/31/2004	11.42	0.20	1.00	1.20	(0.32)	(0.51)

Short-Term Fund
Class R
03/31/2008	$9.96	$0.42	$(0.12)	$0.30	$(0.42)	$(0.03)
03/31/2007	9.98	0.42	0.00	0.42	(0.41)	(0.03)
03/31/2006	10.01	0.31	(0.05)	0.26	(0.29)	0.00
03/31/2005	10.07	0.12	(0.04)	0.08	(0.11)	(0.03)
03/31/2004	10.04	0.07	0.07	0.14	(0.10)	(0.01)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.
(c)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%.

92	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.92)	$12.55	5.60%	$456	1.105	%(e)	1.105	%(e)	7.04%	96%
0.00	(0.70)	12.77	7.01	36	1.135	(d)	1.135	(d)	5.23	86
0.00	(0.06)	12.61	(1.38)	10	1.15	*	1.15	*	1.25 *	56

$0.00	$(0.30)	$10.39	5.25%	$7,332	1.57%		1.20%		3.19%	969%
(0.02)	(0.47)	10.17	3.33	4,860	1.20		1.20		2.84	653
0.00	(0.58)	10.30	3.09	4,025	1.20		1.20		2.80	571
0.00	(0.51)	10.56	5.30	998	1.20		1.20		2.02	477
0.00	(0.46)	10.52	2.71	73	1.22		1.20		2.46	711

$0.00	$(0.66)	$9.20	(0.96)%	$15,556	1.16%		1.15%		6.45%	187%
0.00	(0.63)	9.94	8.49	16,405	1.15		1.15		6.40	75
0.00	(0.65)	9.77	7.67	13,138	1.15		1.15		6.62	105
0.00	(0.61)	9.70	6.60	6,910	1.15		1.15		6.15	62
0.00	(0.63)	9.69	16.33	1,342	1.15		1.15		6.32	105

$0.00	$(0.51)	$9.92	4.41%	$10	2.88	%(f)	1.10	%(g)	5.15%	276%
0.00	0.00	10.00	0.00	10	1.10	*	1.10	*	(1.10)*	0

$0.00	$(0.48)	$10.14	6.93%	$9,642	1.10%		1.10%		4.05%	141%
0.00	(0.40)	9.95	4.60	11,305	1.10		1.10		3.89	73
0.00	(0.34)	9.90	1.30	15,386	1.12	(c)	1.12	(c)	3.00	68
0.00	(0.21)	10.11	0.17	4,718	1.15		1.15		1.43	278
0.00	(0.23)	10.31	2.00	1,490	1.15		1.15		1.36	247

$0.00	$(0.89)	$11.45	14.05%	$94,611	1.15%		1.15%		4.81%	806%
(0.01)	(0.39)	10.89	4.27	59,303	1.15		1.15		2.76	480
0.00	(0.62)	10.82	0.09	57,274	1.15		1.15		3.84	388
0.00	(0.68)	11.42	2.74	40,738	1.15		1.15		2.16	369
0.00	(0.83)	11.79	10.95	8,240	1.15		1.15		1.75	308

$0.00	$(0.45)	$9.81	3.07%	$948	1.08	%(h)	1.07	%(h)	4.20%	191%
0.00	(0.44)	9.96	4.25	632	1.00	(b)	1.00	(b)	4.18	187
0.00	(0.29)	9.98	2.64	626	1.00	(b)	1.00	(b)	3.05	230
0.00	(0.14)	10.01	0.84	504	1.10	(b)	1.10	(b)	1.23	356
0.00	(0.11)	10.07	1.38	48	1.15		1.15		0.75	268

(d)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.125%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.19%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.41%.
(h)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30%.

Annual Report	March 31, 2008	93

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

StocksPLUS® Fund
Class R
03/31/2008	$10.97	$0.45	$(1.02)	$(0.57)	$(0.55)	$0.00
03/31/2007	10.29	0.40	0.67	1.07	(0.39)	0.00
03/31/2006	9.63	0.28	0.60	0.88	(0.22)	0.00
03/31/2005	9.63	0.09	0.39	0.48	(0.48)	0.00
03/31/2004	7.71	0.05	2.56	2.61	(0.69)	0.00

Total Return Fund
Class R
03/31/2008	$10.43	$0.47	$0.55	$1.02	$(0.47)	$(0.07)
03/31/2007	10.33	0.43	0.14	0.57	(0.43)	(0.04)
03/31/2006	10.57	0.36	(0.16)	0.20	(0.34)	(0.08)
03/31/2005	10.94	0.19	(0.04)	0.15	(0.19)	(0.33)
03/31/2004	10.79	0.19	0.38	0.57	(0.24)	(0.18)

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.
(c)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.

94	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.55)	$9.85	(5.56)%	$2,925	1.30%		1.17%		4.08%	67%
0.00	(0.39)	10.97	10.56	2,337	1.22	(b)	1.22	(b)	3.83	76
0.00	(0.22)	10.29	9.19	2,360	1.27	(c)	1.27	(c)	2.76	239
0.00	(0.48)	9.63	5.13	1,355	1.30		1.30		0.96	371
0.00	(0.69)	9.63	34.07	135	1.30		1.30		0.47	287

$0.00	$(0.54)	$10.91	10.02%	$505,431	1.21%		1.15%		4.43%	226%
0.00	(0.47)	10.43	5.57	336,612	1.15		1.15		4.11	257
(0.02)	(0.44)	10.33	1.92	220,703	1.15		1.15		3.43	325
0.00	(0.52)	10.57	1.35	104,680	1.15		1.15		1.76	470
0.00	(0.42)	10.94	5.42	31,079	1.15		1.15		1.69	273

Annual Report	March 31, 2008	95

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	Foreign Bond Fund (U.S. Dollar- Hedged)	High Yield Fund

Assets:
Investments, at value	$0	$4,270,914	$7,244,464
Investments in Affiliates, at value	14,894,363	0	0
Repurchase agreements, at value	0	73,200	354,777
Cash	0	24,902	4,426
Deposits with counterparty	0	37,213	10,640
Foreign currency, at value	0	13,527	8,767
Receivable for investments sold	0	2,372,631	428,159
Receivable for investments in Affiliates sold	9,791	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	665
Receivable for Fund shares sold	383,794	5,216	56,317
Interest and dividends receivable	0	40,973	120,988
Interest and dividends receivable from Affiliates	46,972	0	0
Variation margin receivable	0	4,631	4,794
Manager reimbursement receivable	0	0	0
Swap premiums paid	0	51,973	4,738
Unrealized appreciation on foreign currency contracts	0	16,725	16,695
Unrealized appreciation on swap agreements	0	116,759	15,722
Other assets	3	1,544	0
	15,334,923	7,030,208	8,271,152

Liabilities:
Payable for the reverse repurchase agreements	$0	$348,724	$0
Payable for investments purchased	0	650,398	1,167,338
Payable for investments in Affiliates purchased	387,402	0	0
Payable for investments purchased on a delayed-delivery basis	0	1,230,957	0
Payable for short sales	0	1,742,982	0
Payable for Fund shares redeemed	30,036	16,455	39,374
Dividends payable	0	1,696	7,356
Overdraft due to custodian	8,133	0	0
Written options outstanding	0	29,227	166,803
Accrued investment advisory fee	2,012	548	1,335
Accrued administrative fee	1,509	624	1,558
Accrued distribution fee	906	54	633
Accrued servicing fee	667	94	372
Variation margin payable	0	2,110	3,897
Recoupment payable to Manager	73	0	0
Swap premium received	0	58,617	21,356
Unrealized depreciation on foreign currency contracts	0	54,493	11,773
Unrealized depreciation on swap agreements	0	112,237	89,735
Other liabilities	0	0	0
	430,738	4,249,216	1,511,530

Net Assets	$14,904,185	$2,780,992	$6,759,622

Net Assets Consist of:
Paid in capital	$15,057,718	$2,772,313	$7,257,227
Undistributed (overdistributed) net investment income	25,770	(86,269)	(57,171)
Accumulated undistributed net realized gain (loss)	(298,061)	12,443	(96,361)
Net unrealized appreciation (depreciation)	118,758	82,505	(344,073)
	$14,904,185	$2,780,992	$6,759,622

Net Assets:
Class R	$456	$7,332	$15,556
Other Classes	14,903,729	2,773,660	6,744,066

Shares Issued and Outstanding:
Class R	36	706	1,690

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class R	$12.55	$10.39	$9.20

Cost of Investments Owned	$0	$4,121,234	$7,414,067
Cost of Investments in Affiliates Owned	$14,775,605	$0	$0
Cost of Repurchase Agreements Owned	$0	$73,200	$354,777
Cost of Foreign Currency Held	$0	$13,527	$8,847
Proceeds Received on Short Sales	$0	$1,713,536	$0
Premiums Received on Written Options	$0	$19,581	$57,388

96	PIMCO Funds	See Accompanying Notes

March 31, 2008

Income Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Fund

$380,916	$11,227,023	$28,778,058	$3,892,787	$842,265	$137,894,023
0	0	0	0	0	0
1,022	99,582	50,005	10,500	5,675	1,215,751
248	720	84,665	17,355	1,584	11,199
0	55,350	83,880	31,230	57,720	1,097,271
16	23,963	33,649	14,535	1,959	286,901
30,107	1,611,368	4,980,084	153,539	21,402	17,249,814
0	0	0	0	0	0
0	0	157,152	0	0	1,571,229
822	63,835	193,604	22,440	23,947	654,739
2,374	46,390	131,200	17,830	3,802	845,322
0	0	0	0	0	0
0	14,332	6,892	12,083	9,314	132,015
86	0	0	0	0	0
623	45,569	67,183	2,778	2,553	604,231
0	27,824	40,334	12,773	7,239	317,456
3,154	15,727	191,416	4,640	1,755	600,178
0	0	4	16	0	0
419,368	13,231,683	34,798,126	4,192,506	979,215	162,480,129

$47,077	$0	$0	$50,019	$189,734	$4,986,163
64,190	100,662	2,873,008	131,002	19,663	15,606,111
0	0	0	0	0	0
0	0	12,104,626	0	0	693,647
0	1,550,307	3,838,060	155,686	13,558	12,368,546
7	26,550	50,115	29,837	3,092	352,736
10	3,496	4,888	588	0	51,774
0	0	0	0	0	0
0	31,150	115,533	20,263	3,234	1,325,068
44	2,255	2,945	806	142	24,443
45	1,940	3,371	673	166	20,925
1	321	1,155	326	46	7,106
1	524	1,269	77	40	4,507
0	3,075	1,394	10,533	6,193	15,856
0	0	0	0	0	0
9,373	31,832	85,048	5,833	640	529,128
6	12,234	26,728	2,423	1,688	75,504
4,935	50,126	168,001	10,543	8,035	650,592
0	0	36,942	0	0	68
125,689	1,814,472	19,313,083	418,609	246,231	36,712,174

$293,679	$11,417,211	$15,485,043	$3,773,897	$732,984	$125,767,955

$296,474	$11,594,934	$15,141,285	$3,867,259	$899,865	$121,608,389
189	(12,214)	(50,932)	1,842	27,113	248,776
(598)	(258,566)	220,525	(47,182)	(181,555)	433,757
(2,386)	93,057	174,165	(48,022)	(12,439)	3,477,033
$293,679	$11,417,211	$15,485,043	$3,773,897	$732,984	$125,767,955

$10	$9,642	$94,611	$948	$2,925	$505,431
293,669	11,407,569	15,390,432	3,772,949	730,059	125,262,524

1	951	8,260	97	297	46,315

$9.92	$10.14	$11.45	$9.81	$9.85	$10.91

$381,514	$11,388,732	$28,564,226	$3,926,999	$854,733	$136,371,130
$0	$0	$0	$0	$0	$0
$1,022	$99,582	$50,005	$10,500	$5,675	$1,215,751
$16	$24,121	$33,837	$14,593	$1,964	$289,318
$0	$1,539,763	$3,765,025	$151,407	$13,286	$12,167,223
$0	$10,094	$68,414	$8,112	$2,119	$575,863

Annual Report	March 31, 2008	97

Statements of Operations

Year Ended March 31, 2008
(Amounts in thousands)	All Asset Fund	Foreign Bond Fund (U.S. Dollar- Hedged)	High Yield Fund

Investment Income:
Interest, net of foreign taxes*	$387	$120,387	$538,698
Dividends	0	606	4,237
Dividends from Affiliate investments	1,040,317	0	0
Miscellaneous income	0	82	264
Total Income	1,040,704	121,075	543,199

Expenses:
Investment advisory fees	23,229	6,345	17,763
Administrative fees	18,140	7,329	20,901
Distribution fees - Class R	1	12	41
Servicing fees - Class R	0	12	41
Distribution and/or servicing fees - Other Classes	19,677	1,931	14,180
Trustees’ fees	0	8	22
Organization expense	0	0	0
Interest expense	33	9,441	342
Miscellaneous expense	0	3	10
Total Expenses	61,080	25,081	53,300
Reimbursement by Manager	(2,772)	0	0
Net Expenses	58,308	25,081	53,300

Net Investment Income	982,396	95,994	489,899

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	191,424	32,777
Net realized (loss) on Affiliate investments	(79,686)	0	0
Net capital gain distributions received from Underlying Funds	21,213	0	0
Net realized gain (loss) on futures contracts, written options and swaps	0	(5,762)	50,418
Net realized gain (loss) on foreign currency transactions	0	(205,245)	(34,232)
Net change in unrealized appreciation (depreciation) on investments	0	88,648	(396,760)
Net change in unrealized (depreciation) on Affiliate investments	(141,480)	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	15,817	(172,528)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(40,380)	5,766
Net Gain (Loss)	(199,953)	44,502	(514,559)

Net Increase (Decrease) in Net Assets Resulting from Operations	$782,443	$140,496	$(24,660)

*Foreign tax withholdings	$0	$57	$0

98	PIMCO Funds	See Accompanying Notes

Income Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Fund

$8,356	$518,059	$739,875	$215,668	$49,936	$6,170,153
4	8,893	516	891	885	16
0	0	0	0	0	0
13	329	243	141	28	3,495
8,373	527,281	740,634	216,700	50,849	6,173,664

285	25,723	30,116	10,121	2,613	272,680
231	21,939	35,482	8,562	2,734	233,419
0	21	174	2	7	985
0	21	174	2	7	985
10	9,713	27,194	5,483	1,347	131,383
0	32	37	13	3	338
92	0	0	0	0	0
1,194	0	534	538	903	63,413
0	13	15	5	1	133
1,812	57,462	93,726	24,726	7,615	703,336
(144)	0	0	0	0	0
1,668	57,462	93,726	24,726	7,615	703,336

6,705	469,819	646,908	191,974	43,234	5,470,328

(407)	71,786	1,036,602	37,832	5,392	2,413,070
0	0	0	0	0	0
0	0	0	0	0	0
159	16,587	(70,252)	(48,566)	(61,733)	(439,486)
8	69,698	(53,650)	9,239	4,090	482,160
(598)	(144,199)	42,035	(42,697)	(16,447)	1,352,125
0	0	0	0	0	0
(1,781)	238,540	17,461	(17,735)	(8,724)	1,715,588
(5)	11,902	11,379	9,947	5,755	187,775
(2,624)	264,314	983,575	(51,980)	(71,667)	5,711,232

$4,081	$734,133	$1,630,483	$139,994	$(28,433)	$11,181,560

$0	$0	$0	$0	$0	$132

Annual Report	March 31, 2008	99

Statements of Changes in Net Assets

	All Asset Fund		Foreign Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$982,396	$712,644	$95,994	$82,712
Net realized gain (loss)	0	0	(19,583)	36,223
Net realized (loss) on Affiliate investments	(79,686)	(247,441)	0	0
Net capital gain distributions received from Underlying Funds	21,213	38,870	0	0
Net change in unrealized appreciation (depreciation)	0	0	64,085	(27,122)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(141,480)	394,458	0	0
Net increase (decrease) resulting from operations	782,443	898,531	140,496	91,813

Distributions to Shareholders:
From net investment income
Class R	(19)	(1)	(138)	(101)
Other Classes	(1,015,213)	(681,136)	(90,684)	(70,394)
From net realized capital gains
Class R	0	0	0	(80)
Other Classes	0	(35,355)	0	(48,183)
Tax basis return of capital
Class R	0	0	0	(9)
Other Classes	0	0	0	(5,097)

Total Distributions	(1,015,232)	(716,492)	(90,822)	(123,864)

Fund Share Transactions:
Receipts for shares sold
Class R	517	25	4,773	2,523
Other Classes	4,460,319	3,530,389	1,071,457	1,018,418
Issued as reinvestment of distributions
Class R	19	1	135	184
Other Classes	905,739	622,838	70,614	108,563
Cost of shares redeemed
Class R	(106)	0	(2,513)	(1,816)
Other Classes	(2,768,078)	(3,194,556)	(979,740)	(953,497)
Net increase (decrease) resulting from Fund share transactions	2,598,410	958,697	164,726	174,375

Fund Redemption Fee	55	214	74	86

Total Increase (Decrease) in Net Assets	2,365,676	1,140,950	214,474	142,410

Net Assets:
Beginning of year or period	12,538,509	11,397,559	2,566,518	2,424,108
End of year or period*	$14,904,185	$12,538,509	$2,780,992	$2,566,518

*Including undistributed (overdistributed) net investment income of:	$25,770	$58,606	$(86,269)	$(53,324)

100	PIMCO Funds	See Accompanying Notes

High Yield Fund		Income Fund		Low Duration Fund		Real Return Fund		Short-Term Fund

Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Period from March 30, 2007 to March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

$489,899	$484,660	$6,705	$0	$469,819	$493,735	$646,908	$444,545	$191,974	$166,927
48,963	42,747	(240)	8	158,071	(146,776)	912,700	(79,479)	(1,495)	(13,593)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
(563,522)	82,290	(2,384)	(2)	106,243	205,184	70,875	256,092	(50,485)	11,782
0	0	0	0	0	0	0	0	0	0
(24,660)	609,697	4,081	6	734,133	552,143	1,630,483	621,158	139,994	165,116

(1,101)	(894)	(1)	0	(345)	(544)	(3,197)	(1,573)	(32)	(28)
(506,355)	(482,897)	(6,881)	0	(475,579)	(501,286)	(612,112)	(432,313)	(191,684)	(163,790)

(10)	(9)	0	0	(61)	(1)	(2,488)	(403)	(3)	(2)
(4,536)	(4,694)	0	0	(77,393)	(1,373)	(388,293)	(88,218)	(12,733)	(9,315)

0	0	0	0	0	0	0	(63)	0	0
0	0	0	0	0	0	0	(14,672)	0	0

(512,002)	(488,494)	(6,882)	0	(553,378)	(503,204)	(1,006,090)	(537,242)	(204,452)	(173,135)

7,132	7,557	0	10	5,394	3,008	59,189	26,535	640	287
2,840,257	2,185,877	275,113	25,040	5,049,153	3,492,913	6,329,961	3,712,089	3,427,328	2,623,878

1,052	864	1	0	378	531	5,402	1,959	26	30
407,805	382,797	6,807	0	501,677	447,206	837,251	439,838	189,450	151,903

(7,766)	(5,419)	0	0	(7,598)	(7,690)	(33,305)	(26,833)	(335)	(309)
(3,418,125)	(2,544,026)	(10,498)	0	(4,867,912)	(5,476,533)	(4,263,044)	(6,445,036)	(3,502,643)	(2,807,776)
(169,645)	27,650	271,423	25,050	681,092	(1,540,565)	2,935,454	(2,291,448)	114,466	(31,987)

383	277	1	0	12	72	61	96	31	199

(705,924)	149,130	268,623	25,056	861,859	(1,491,554)	3,559,908	(2,207,436)	50,039	(39,807)

7,465,546	7,316,416	25,056	0	10,555,352	12,046,906	11,925,135	14,132,571	3,723,858	3,763,665
$6,759,622	$7,465,546	$293,679	$25,056	$11,417,211	$10,555,352	$15,485,043	$11,925,135	$3,773,897	$3,723,858

$(57,171)	$(27,995)	$189	$0	$(12,214)	$(3,840)	$(50,932)	$(14,262)	$1,842	$4,758

Annual Report	March 31, 2008	101

Statements of Changes in Net Assets  (Cont.)

	StocksPLUS® Fund		Total Return Fund

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$43,234	$42,312	$5,470,328	$4,528,735
Net realized gain (loss)	(52,251)	59,696	2,455,744	(423,667)
Net change in unrealized appreciation (depreciation)	(19,416)	1,058	3,255,488	1,780,254
Net increase (decrease) resulting from operations	(28,433)	103,066	11,181,560	5,885,322

Distributions to Shareholders:
From net investment income
Class R	(139)	(81)	(17,506)	(11,152)
Other Classes	(48,172)	(39,574)	(5,446,877)	(4,528,362)
From net realized capital gains
Class R	0	0	(2,660)	(1,028)
Other Classes	0	0	(709,945)	(359,650)
Tax basis return of capital
Class R	0	0	0	0
Other Classes	0	0	0	0

Total Distributions	(48,311)	(39,655)	(6,176,988)	(4,900,192)

Fund Share Transactions:
Receipts for shares sold
Class R	1,739	525	293,653	183,156
Other Classes	280,031	178,394	42,115,081	27,790,978
Issued as reinvestment of distributions
Class R	137	80	18,336	11,172
Other Classes	43,207	34,921	5,442,047	4,248,702
Cost of shares redeemed
Class R	(914)	(761)	(162,026)	(81,395)
Other Classes	(429,576)	(413,499)	(30,399,563)	(23,221,534)
Net increase (decrease) resulting from Fund share transactions	(105,376)	(200,340)	17,307,528	8,931,079

Fund Redemption Fee	4	14	616	1,037

Total Increase (Decrease) in Net Assets	(182,116)	(136,915)	22,312,716	9,917,246

Net Assets:
Beginning of year	915,100	1,052,015	103,455,239	93,537,993
End of year*	$732,984	$915,100	$125,767,955	$103,455,239

*Including undistributed (overdistributed) net investment income of:	$27,113	$30,052	$248,776	$(188,079)

102	PIMCO Funds	See Accompanying Notes

Statement of Cash Flows	March 31, 2008

(Amounts in thousands)	Income Fund

Increase in Cash and Foreign Currency from:

Cash flows provided by operating activities:
Net increase in net assets resulting from operations	$4,081

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(786,584)
Proceeds from sales of long-term securities	448,103
Purchases of short-term portfolio investments, net	(23,683)
Increase in interest receivable	(2,365)
Increase in receivable for investments sold	(30,049)
Increase in manager reimbursement receivable	(86)
Increase in payable for investments purchased	43,432
Increase in investment advisory fee	44
Increase in administrative fee	45
Increase in distribution fee	1
Increase in servicing fee	1
Payment from futures contracts transactions	(80)
Proceeds from currency transactions	8
Increase in swap premiums paid	8,952
Net amortization on investments	(43)
Unrealized depreciation on investments	2,384
Net realized loss on investments	240
Net cash used for operating activities	(335,599)

Cash flows received from financing activities:
Proceeds from shares sold	304,341
Payment on shares redeemed	(15,491)
Cash dividend paid*	(64)
Net borrowing from reverse repurchase agreements	47,077
Net cash received from financing activities	335,863

Net Increase in Cash and Foreign Currency	264

Cash and Foreign Currency:
Beginning of year	0
End of year	$264

*Reinvestment of dividends	$6,808

See Accompanying Notes	Annual Report	March 31, 2008	103

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class R of the nine funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation   For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined

104	PIMCO Funds

March 31, 2008

price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the All Asset and StocksPLUS® Funds, are declared daily and distributed to shareholders monthly. Dividends from net investment income, if any, of the All Asset and StocksPLUS® Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(h) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(i) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(j) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(k) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any

Annual Report	March 31, 2008	105

Notes to Financial Statements  (Cont.)

increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(l) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(m) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(n) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(o) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(p) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(q) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(r) Swap Agreements  Certain Funds may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a

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specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Annual Report	March 31, 2008	107

Notes to Financial Statements  (Cont.)

(s) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period March 31, 2008, the High Yield Fund and Total Return Fund had $1,464,067 and $9,671,989, respectively, in unfunded loan commitments outstanding.

(t) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

(u) Bridge Debt Commitments  At the period ended March 31, 2008, the High Yield Fund and Income Fund had $32,649,623, and $95,500, respectively, in commitments outstanding to fund high yield bridge debt. The Funds are entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(v) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(w) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(x) New Accounting Pronouncements  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement in the Funds’ semiannual financial statements for the period ending September 30, 2008.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other

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entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Research Affiliates, LLC (“Research Affiliates”) serves as asset allocation sub-adviser to the All Asset Fund. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% for the All Asset Fund, based on average daily net assets.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes		Class D	Class R
All Asset Fund	0.175	%(1)	0.05%	0.05%	0.40%		0.40%	0.45%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%	0.25%	0.45%		0.45%	0.45%
High Yield Fund	0.25%		0.25%	0.25%	0.40%		0.40%	0.40%
Income Fund	0.25	%(4)	0.20%	0.20%	0.40%		0.25%	0.40%
Low Duration Fund	0.25%		0.18%	0.18%	0.35%		0.25%	0.35%
Real Return Fund	0.25%		0.20%	0.20%	0.40%		0.40%	0.40%
Short-Term Fund	0.25%		0.20%	0.20%	0.30	%(2)	0.25%	0.30	%(2)
StocksPLUS® Fund	0.25	%(3)	0.25%	0.25%	0.40%		0.40%	0.40%
Total Return Fund	0.25%		0.18%	0.18%	0.40%		0.25%	0.40%

(1)

PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(2)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30% per annum.
(3)	Effective October 1, 2007, the Fund’s advisor fee was reduced by 0.05% to 0.25% per annum.
(4)	PIMCO has contractually agreed (ending March 31, 2009) to waive 0.05% of the advisory fee to 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2008.

Annual Report	March 31, 2008	109

Notes to Financial Statements  (Cont.)

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration Fund, Real Return Fund, StocksPLUS® Fund	0.50%	0.25%
Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2008, AGID received $11,381,880 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statement of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Income Fund’s administrative fees in the Funds’ first year of operations, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D	Class R
Income Fund	0.40%	0.65%	0.85%	—	1.60%	0.70%	1.10%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amount
Income Fund	$86

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

110	PIMCO Funds

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5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
High Yield Fund	$611	$0
Low Duration Fund	50,137	0
Real Return Fund	62,821	0
Short-Term Fund	28,670	11,582
Total Return Fund	373,035	0

The All Asset Fund invests substantially all of its assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset Fund.

The following table shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2008 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2008	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$49,701	$381,244	$135,136	$(13,155)	$266,390	$4,391	$(9,970)
Developing Local Markets Fund	1,221,284	1,086,964	855,076	54,581	1,493,542	168,542	37,319
Diversified Income Fund	580,299	223,466	314,233	(15,175)	464,645	37,955	(11,097)
Emerging Local Bond Fund	529,094	1,735,106	988,077	(7,813)	1,281,544	159,279	21,703
Emerging Markets Bond Fund	461,058	893,319	289,586	(127)	1,041,342	36,874	15,182
Floating Income Fund	3,443,175	1,470,280	3,331,613	(164,524)	1,225,654	214,800	(153,876)
Foreign Bond Fund (Unhedged)	38,736	195,075	189,471	5,687	54,551	7,701	5,466
Fundamental Advantage Total Return Fund	0	316,582	0	688	317,270	0	0
Fundamental IndexPLUSTM Fund	313,027	176,812	209,969	(32,318)	232,188	20,137	(15,240)
Fundamental IndexPLUSTM TR Fund	447,319	76,326	135,377	(29,110)	351,649	24,692	(5,060)
Global Bond Fund (Unhedged)	0	178,921	152,801	2,082	28,372	3,715	170
GNMA Fund	87,196	34,203	0	3,892	124,316	6,070	0
High Yield Fund	351,417	514,616	510,498	(5,631)	338,463	29,564	3,704
Income Fund	20,000	181,006	0	(1,523)	199,483	4,668	0
International StocksPLUS® TR Strategy Fund (Unhedged)	53,301	18,430	14,799	(2,451)	51,925	4,836	(1,440)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	498,838	15,156	272,881	(16,876)	189,672	15,128	(12,505)
Long Duration Total Return Fund	4,631	100,060	0	1,164	101,224	298	0
Long-Term U.S. Government Fund	175,088	1,124,201	838,279	23,696	494,621	15,523	12,814
Low Duration Fund	410,057	1,229,531	801,661	3,634	839,047	24,143	(1,357)
Mortgage-Backed Securities Fund	160,921	44,874	0	3,338	208,934	10,429	0
Real Return Asset Fund	742,488	1,941,240	1,414,550	138,453	1,816,913	97,907	24,030
Real Return Fund	1,150,996	1,483,748	426,772	42,396	1,839,314	61,794	(6,556)
RealEstateRealReturn Strategy Fund	38,271	300,125	0	1,771	342,055	8,573	0
Short-Term Fund	29,788	485,397	483,599	(281)	23,677	6,265	(7,621)
Small Cap StocksPLUS® TR Fund	6,026	7,941	0	(1,726)	12,084	550	0
StocksPLUS® Fund	20,064	22,036	29,141	(39)	12,854	1,251	1,400
StocksPLUS® Total Return Fund	88,244	129,480	155,596	(3,716)	53,961	9,729	227
Total Return Fund	306,159	1,002,005	289,761	15,472	1,025,404	22,067	(12,970)
CommodityRealReturn Strategy Fund®	1,354,710	43,717	1,034,713	116,370	463,269	43,436	35,991
Totals	$12,577,257	$15,411,861	$12,873,589	$118,759	$14,894,363	$1,040,317	$(79,686)

Annual Report	March 31, 2008	111

Notes to Financial Statements  (Cont.)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$15,411,861	$12,873,589
Foreign Bond Fund (U.S. Dollar-Hedged)	29,990,947	30,508,420	10,216,633	10,227,653
High Yield Fund	7,957,121	7,239,765	4,630,098	5,344,571
Income Fund	623,752	407,523	141,901	17,996
Low Duration Fund	12,479,714	10,719,291	2,834,176	1,451,516
Real Return Fund	163,483,681	158,413,339	2,244,682	910,086
Short-Term Fund	7,463,743	6,077,039	1,162,017	657,808
StocksPLUS® Fund	336,427	290,070	288,921	246,404
Total Return Fund	275,995,831	236,570,270	27,546,599	11,196,396

8. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Foreign Bond Fund (U.S. Dollar-Hedged)
	# of Contracts	Notional Amount in $	Notional Amount in AUD	Notional Amount in GBP	Notional Amount in EUR	Notional Amount in NZD	Premium
Balance at 03/31/2007	0	$1,058,200	AUD 0	GBP 188,600	EUR 0	NZD 0	$15,700
Sales	16,064	1,613,800	44,600	0	70,900	66,492	36,396
Closing Buys	(3,285)	(1,629,700)	0	0	(31,600)	(42,800)	(24,241)
Expirations	(4,812)	(233,500)	0	(188,600)	0	(23,692)	(7,316)
Exercised	(3,144)	(9,000)	0	0	0	0	(958)
Balance at 03/31/2008	4,823	$799,800	AUD 44,600	GBP 0	EUR 39,300	NZD 0	$19,581

	High Yield Fund			Income Fund
	# of Contracts	Notional Amount in $	Premium	Notional Amount in $	Premium
Balance at 03/31/2007	0	$0	$0	$0	$0
Sales	1,098	2,670,800	66,951	100	1
Closing Buys	(1,098)	(339,900)	(9,563)	(100)	(1)
Expirations	0	0	0	0	0
Exercised	0	0	0	0	0
Balance at 03/31/2008	0	$2,330,900	$57,388	$0	$0

112	PIMCO Funds

March 31, 2008

	Low Duration Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	1,874	$2,006,400	GBP	21,300	EUR	37,000	$24,099
Sales	9,518	984,100		0		0	17,626
Closing Buys	(1,936)	(1,812,500)		0		0	(21,749)
Expirations	(9,456)	(605,900)		(21,300)		(37,000)	(9,882)
Exercised	0	0		0		0	0
Balance at 03/31/2008	0	$572,100	GBP	0	EUR	0	$10,094

	Real Return Fund			Short-Term Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP		Premium
Balance at 03/31/2007	6,610	$305,000	$5,303	0	$515,200	GBP	23,400	$6,406
Sales	21,945	2,476,140	77,401	12,572	683,000		0	19,525
Closing Buys	(2,184)	(767,540)	(8,313)	(459)	(1,149,000)		0	(16,667)
Expirations	(10,791)	(162,600)	(4,839)	0	(49,200)		(23,400)	(895)
Exercised	(3,597)	0	(1,138)	(459)	0		0	(257)
Balance at 03/31/2008	11,983	$1,851,000	$68,414	11,654	$0	GBP	0	$8,112

	StocksPLUS® Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	292	$101,800	GBP	1,800	EUR	3,000	$1,940
Sales	2,653	127,200		0		0	4,477
Closing Buys	(1,183)	(126,800)		0		0	(2,186)
Expirations	(883)	(22,600)		(1,800)		(3,000)	(1,664)
Exercised	(879)	0		0		0	(448)
Balance at 03/31/2008	0	$79,600	GBP	0	EUR	0	$2,119

	Total Return Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2007	63,557	$41,422,500	GBP	371,300	EUR	3,461,000	$534,127
Sales	493,185	35,998,600		0		0	863,120
Closing Buys	(246,925)	(45,808,600)		0		0	(607,997)
Expirations	(165,587)	(7,815,400)		(371,300)		(3,461,000)	(205,137)
Exercised	(12,462)	(996,000)		0		0	(8,250)
Balance at 03/31/2008	131,768	$22,801,100	GBP	0	EUR	0	$575,863

Annual Report	March 31, 2008	113

Notes to Financial Statements  (Cont.)

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				Foreign Bond Fund (U.S. Dollar-Hedged)
	Year Ended 3/31/2008		Year Ended 3/31/2007		Year Ended 3/31/2008		Year Ended 3/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class R	40	$517	2	$25	462	$4,773	247	$2,523
Other Classes	346,955	4,460,319	278,796	3,530,389	104,839	1,071,457	99,198	1,018,418
Issued as reinvestment of distributions
Class R	1	19	0	1	13	135	18	184
Other Classes	71,483	905,739	49,540	622,838	6,939	70,614	10,561	108,563
Cost of shares redeemed
Class R	(8)	(106)	0	0	(247)	(2,513)	(178)	(1,816)
Other Classes	(215,636)	(2,768,078)	(252,837)	(3,194,556)	(96,661)	(979,740)	(92,756)	(953,497)
Net increase (decrease) resulting from Fund share transactions	202,835	$2,598,410	75,501	$958,697	15,345	$164,726	17,090	$174,375

	Real Return Fund				Short-Term Fund
	Year Ended 3/31/2008		Year Ended 3/31/2007		Year Ended 3/31/2008		Year Ended 3/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class R	5,357	$59,189	2,461	$26,535	65	$640	28	$287
Other Classes	568,013	6,329,961	344,149	3,712,089	345,372	3,427,328	263,252	2,623,878
Issued as reinvestment of distributions
Class R	495	5,402	181	1,959	3	26	3	30
Other Classes	76,800	837,251	40,607	439,838	19,110	189,450	15,232	151,903
Cost of shares redeemed
Class R	(3,037)	(33,305)	(2,491)	(26,833)	(34)	(335)	(31)	(309)
Other Classes	(390,664)	(4,263,044)	(596,408)	(6,445,036)	(353,857)	(3,502,643)	(281,531)	(2,807,776)
Net increase (decrease) resulting from Fund share transactions	256,964	$2,935,454	(211,501)	$(2,291,448)	10,659	$114,466	(3,047)	$(31,987)

114	PIMCO Funds

March 31, 2008

High Yield Fund				Income Fund				Low Duration Fund
Year Ended 3/31/2008		Year Ended 3/31/2007		Year Ended 3/31/2008		Period from 3/30/2007 to 3/31/2007		Year Ended 3/31/2008		Year Ended 3/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

740	$7,132	773	$7,557	0	$0	1	$10	536	$5,394	303	$3,008
296,985	2,840,257	223,928	2,185,877	27,477	275,113	2,504	25,040	500,186	5,049,153	352,332	3,492,913

110	1,052	88	864	0	1	0	0	38	378	53	531
42,534	407,805	39,231	382,797	679	6,807	0	0	49,962	501,677	45,091	447,206

(811)	(7,766)	(555)	(5,419)	0	0	0	0	(759)	(7,598)	(774)	(7,690)
(356,197)	(3,418,125)	(261,076)	(2,544,026)	(1,045)	(10,498)	0	0	(485,364)	(4,867,912)	(552,893)	(5,476,533)

(16,639)	$(169,645)	2,389	$27,650	27,111	$271,423	2,505	$25,050	64,599	$681,092	(155,888)	$(1,540,565)

StocksPLUS® Fund				Total Return Fund
Year Ended 3/31/2008		Year Ended 3/31/2007		Year Ended 3/31/2008		Year Ended 3/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

153	$1,739	49	$525	27,608	$293,653	17,679	$183,156
24,908	280,031	16,770	178,394	3,967,321	42,115,081	2,680,597	27,790,978

13	137	8	80	1,732	18,336	1,076	11,172
3,948	43,207	3,277	34,921	514,717	5,442,047	409,251	4,248,702

(82)	(914)	(73)	(761)	(15,291)	(162,026)	(7,864)	(81,395)
(38,137)	(429,576)	(38,914)	(413,499)	(2,888,073)	(30,399,563)	(2,243,257)	(23,221,534)

(9,197)	$(105,376)	(18,883)	$(200,340)	1,608,014	$17,307,528	857,482	$8,931,079

Annual Report	March 31, 2008	115

Notes to Financial Statements  (Cont.)

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints were filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

11.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

116	PIMCO Funds

March 31, 2008

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on April 1, 2007. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

One of the requirements for favorable tax treatment as a regulated investment company under the Code, is that the CRRS Fund derives at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. As such, the CRRS Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

However, in a subsequent revenue ruling, the IRS provided that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has also issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the PIMCO Cayman Commodity Fund I Ltd (the “Subsidiary”) the Subsidiary), the CRRS Fund’s wholly-owned subsidiary which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

To the extent the All Asset Fund invests in the CRRS Fund, an Underlying Fund, the All Asset Fund may be subject to the tax risk.

The Funds file U. S. tax returns. While the statute of limitations remains open to examine the Fund’s U. S. tax returns filed for the fiscal years from 2004-2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended March 31, 2008, the Foreign Bond Fund (U.S. Dollar-Hedged), Real Return Fund, and Total Return Fund, incurred $600, $127,057, and $12,272,958, respectively, in CPMF and FTT costs.

As of March 31, 2008, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
All Asset Fund	$25,770	$0	$61,257	$0	$(158,627)	$(81,933)
Foreign Bond Fund (U.S. Dollar-Hedged)	60,129	0	101,638	(144,488)	0	(8,600)
High Yield Fund	0	0	(359,560)	(21,915)	(50,806)	(65,324)
Income Fund	297	0	(2,526)	(117)	(449)	0
Low Duration Fund	8,869	22,223	(198,551)	(10,264)	0	0
Real Return Fund	425,246	0	15,395	(96,883)	0	0
Short-Term Fund	13,901	0	(58,710)	(3,557)	(38,186)	(6,810)
StocksPLUS® Fund	36,607	0	(18,638)	(3,697)	(58,541)	(122,612)
Total Return Fund	2,260,499	1,253,707	909,373	(264,013)	0	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2007 through March 31, 2008 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

Annual Report	March 31, 2008	117

Notes to Financial Statements  (Cont.)

As of March 31, 2008, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2010	2011	2013	2014	2015	2016
All Asset Fund	$0	$0	$0	$0	$158,627	$0
High Yield Fund	50,806	0	0	0	0	0
Income Fund	0	0	0	0	0	449
Short-Term Fund	0	0	4,956	12,072	14,325	6,833
StocksPLUS® Fund	0	58,541	0	0	0	0

As of March 31, 2008, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
All Asset Fund	$14,833,105	$355,722	$(294,464)	$61,258
Foreign Bond Fund (U.S. Dollar-Hedged)	4,199,231	193,094	(48,211)	144,883
High Yield Fund	7,779,421	259,963	(440,145)	(180,182)
Income Fund	382,603	3,968	(4,633)	(665)
Low Duration Fund	11,494,254	79,822	(247,471)	(167,649)
Real Return Fund	28,719,021	231,477	(122,435)	109,042
Short-Term Fund	3,938,169	61,671	(96,553)	(34,882)
StocksPLUS® Fund	860,583	7,571	(20,214)	(12,643)
Total Return Fund	137,602,926	2,939,611	(1,432,763)	1,506,848

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2008 and March 31, 2007, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2008			March 31, 2007
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
All Asset Fund	$1,015,232	$0	$0	$681,865	$34,627	$0
Foreign Bond Fund (U.S. Dollar-Hedged)	90,822	0	0	99,532	19,226	5,106
High Yield Fund	512,002	0	0	488,494	0	0
Income Fund	6,882	0	0	0	0	0
Low Duration Fund	553,378	0	0	503,204	0	0
Real Return Fund	1,006,090	0	0	522,166	342	14,734
Short-Term Fund	204,452	0	0	173,135	0	0
StocksPLUS® Fund	48,311	0	0	39,655	0	0
Total Return Fund	6,176,988	0	0	4,900,192	0	0

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

118	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	NAB	National Australia Bank Limited
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	SOG	Societe Generale
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.	WAC	Wachovia Bank N.A.
CITI	Citibank N.A.	MLP	Merrill Lynch & Co., Inc.
CBA	Commonwealth Bank of Australia	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HUF	Hungarian Forint	PHP	Philippines Peso
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian Leu
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SAR	Saudi Riyal
CNY	Chinese Yuan Renminbi	KRW	South Korean Won	SEK	Swedish Krona
COP	Colombia Peso	KZT	Kazakhstan Tenge	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	SKK	Slovakian Koruna
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish Lira
EGP	Egyptian Pound	MYR	Mexican Peso	TWD	Taiwan Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound Sterling	NZD	New Zealand Dollar	UYU	Uruguay Peso
HKD	Hong Kong Dollar	PEN	Peruvian Nuevo Sol	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International
EM	Emerging Markets	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Annual Report	March 31, 2008	119

Report of Independent Registered Public Accounting Firm

To the Trustees and Class R Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments or summary schedule of investments as indicated, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class R shares present fairly, in all material respects, the financial position of the All Asset Fund, Foreign Bond Fund (U.S. Dollar-Hedged), High Yield Fund, Income Fund, Low Duration Fund, Real Return Fund, Short-Term Fund, StocksPLUS® Fund, and Total Return Fund, nine of the seventy Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31,2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, the cash flows for the Income Fund for the year then ended and the financial highlights of the Funds for the Class R shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2008

120	PIMCO Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2008) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2008 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2008 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
All Asset Fund	0.25%	0.32%	$463,347	$727
Foreign Bond Fund (U.S. Dollar-Hedged)	0.50%	0.67%	37,965	15,047
High Yield Fund	0.56%	0.67%	397,873	0
Low Duration Fund	1.05%	1.58%	435,344	0
Real Return Fund	0.01%	0.05%	401,595	3,229
Short-Term Fund	0.29%	0.32%	151,464	0
StocksPLUS® Fund	1.08%	1.82%	35,482	0
Total Return Fund	0.00%	0.00%	4,021,459	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2009, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2008.

Annual Report	March 31, 2008	121

Management of the Trust

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (48) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO. Formerly, Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (48) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (67) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (73) Trustee	02/1995 to Present	Private Investor. Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

J. Michael Hagan (68) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies). Formerly, Director, Remedy Temp (staffing). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (70) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor. Formerly, Director, New Century Financial Corporation (mortgage banking). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

122	PIMCO Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (50) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (43) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (45) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (62) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (45) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Joshua D. Ratner (31) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Henrik P. Larsen (38) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (50) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (40) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (33) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (38) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2008	123

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

124	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, OA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 3/31/08. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2008. For information about any product, contact your financial advisor. AZ060AR_21168

Annual Report March 31, 2008

PIMCO
FUNDS

Private Account Portfolio Series

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the "Securities Act"). The enclosed Annual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

A company of Allianz Global Investors

		Page

Chairman’s Letter		1
Important Information About the Portfolios		2
Benchmark Descriptions		16
Financial Highlights		18
Statements of Assets and Liabilities		22
Statements of Operations		24
Statements of Changes in Net Assets		26
Statements of Cash Flows		29
Notes to Financial Statements		109
Glossary		120
Report of Independent Registered Public Accounting Firm		121
Federal Income Tax Information		122
Management of the Trust		123
Privacy Policy		125

FUND	Fund Summary	Schedule of Investments

Asset-Backed Securities Portfolio	4	30
Developing Local Markets Portfolio	5	40
Emerging Markets Portfolio	6	47
High Yield Portfolio	7	52
International Portfolio	8	57
Investment Grade Corporate Portfolio	9	63
Mortgage Portfolio	10	71
Municipal Sector Portfolio	11	80
Real Return Portfolio	12	83
Short-Term Portfolio	13	89
Short-Term Portfolio II	14	99
U.S. Government Sector Portfolio	15	103

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the Private Account Portfolio Series (the “Portfolios”), the separate portfolios of the PIMCO Funds. At the end of the twelve-month reporting period on March 31, 2008, the Portfolios’ net assets stood at over $34 billion.

Highlights of the financial markets during the period include:

■

Credit markets worldwide experienced an exceptionally severe loss of liquidity brought on by declining U.S. residential property values, the continuing subprime mortgage debacle, and a rare de-leveraging of financial markets. In response, global central banks injected substantial liquidity into the banking system and reversed monetary policy from earlier in the period to either a neutral or an easing bias.

■

The Federal Reserve reduced the Federal Funds Rate six times from 5.25% to 2.25% and reduced the discount rate eight times from 6.25% to 2.50%. Additionally, the Federal Reserve expanded its securities lending program to include the exchange of U.S. Treasuries for mortgage-linked bonds, opened its lending window to investment banks and participated in the bailout of a major U.S. brokerage firm. The Bank of England reduced its key-lending rate twice from 5.75% to 5.25% after raising the rate two times earlier in the fiscal period. The European Central Bank raised the overnight rate in June to 4.00%, but then paused, while the Bank of Japan kept its policy rate unchanged at 0.50% for the period.

■

Government bond yields declined worldwide as investors moved into higher-quality assets due to the credit and liquidity crisis, which has gripped financial markets since the second half of 2007 and intensified during the latter part of the period. The yield on the ten-year U.S. Treasury declined by 1.24% to end the period at 3.41%. Yields on Japanese, European, and U.K. government bonds declined at a more measured pace than in the U.S. The Lehman Brothers U.S. Aggregate Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 7.67% for the period.

■

Returns of high-quality mortgage-backed securities (“MBS”) issued by the major mortgage agencies (Freddie Mac, Fannie Mae and Ginnie Mae) lagged U.S. Treasuries on a like-duration basis, but generally fared better than most non-U.S. Treasury sectors, amid a global repricing of risk caused by subprime losses and balance sheet constraints. Mortgage yield premiums rose to historically wide levels as liquidity was withdrawn due to unprecedented balance sheet problems, initiating a wave of margin calls and forced selling by leveraged institutions.

■

Emerging market (“EM”) bonds generally performed well despite the turmoil in U.S. and global capital markets. Holdings of U.S. dollar-denominated EM bonds lagged U.S. Treasuries due to widening EM spreads. Locally-issued EM bonds outpaced U.S. dollar-denominated EM bonds as the U.S. dollar weakened against most EM currencies.

■	Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, returned 14.54% for the period.

On the following pages, please find specific details as to each Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimcofunds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 29, 2008

Annual Report	March 31, 2008	1

Important Information About the Portfolios

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds offering memorandum. Investors should consider the investment objectives, risks, charges and expenses of these Portfolios carefully before investing. This and other information is contained in the Portfolios’ offering memorandum. Please read the offering memorandum carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Portfolio are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Portfolio.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolios may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk and short sale risk. A complete description of these and other risks is contained in the Portfolios’ offering memorandum. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified portfolio may have additional risk and volatility compared to a diversified portfolio. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from such a portfolio may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Portfolio Summary page in this Annual Report, the Average Total Return Investment Performance table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Portfolio’s inception.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolios.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Portfolios’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

2	PIMCO Funds	Private Account Portfolio Series

The following disclosure provides important information regarding each Portfolio’s Expense Example (“Example” or “Expense Example”), which appears on each Portfolio’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Portfolio.

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees, and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from October 1, 2007 to March 31, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information under this heading, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses, and interest expense.

Annual Report	March 31, 2008	3

PIMCO Asset-Backed Securities Portfolio

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Asset-Backed Securities	36.0%
U.S. Government Agencies	31.0%
Mortgage-Backed Securities	26.7%
Corporate Bonds & Notes	3.8%
Short-Term Instruments	2.2%
Other	0.3%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Portfolio Inception (10/31/00)
Asset-Backed Securities Portfolio	6.21%	4.91%	6.77%
Citigroup 3-Month Treasury Bill Index	4.19%	3.03%	3.01%
Lehman Brothers Asset-Backed Securities Index	-1.16%	2.49%	4.79%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,025.79	$1,024.75
Expenses Paid During Period†	$0.25	$0.25

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Asset-Backed Securities Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements.

»

Duration positioning below that of the Lehman Brothers Asset-Backed Securities Index, the Portfolio’s secondary benchmark, detracted from returns as the ten-year U.S. Treasury yield declined from 4.64% to 3.41%.

»	A curve steepening bias added to returns as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield over the period.

»	An underweight to longer-maturity home equity ABS benefited performance as this was the worst performing ABS sector during the period.

»	An underweight to credit card ABS detracted from performance as the sector outperformed the broader index.

»	Exposure to commercial mortgage-backed securities added to returns as they outperformed the ABS index.

»	An allocation to agency mortgage-backed securities added to returns as they outperformed ABS during the period.

4	PIMCO Funds	Private Account Portfolio Series

PIMCO Developing Local Markets Portfolio

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	41.1%
U.S. Government Agencies	17.8%
Foreign Currency-Denominated Issues	14.7%
Mortgage-Backed Securities	8.4%
Asset-Backed Securities	7.0%
Short-Term Instruments	6.1%
Other	4.9%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	Portfolio Inception (07/30/04)*
Developing Local Markets Portfolio	15.76%	12.87%
Citigroup 3-Month Treasury Bill Index	4.19%	3.78%
Custom JPMorgan Emerging Local Markets Index Plus (ELMI+)	18.07%	13.13%

All Portfolio returns are net of fees and expenses.

* The Portfolio began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,060.46	$1,024.40
Expenses Paid During Period†	$0.62	$0.61

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Developing Local Markets Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in fixed-income instruments denominated in the currencies of developing markets. The Portfolio defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Cooperation and Development (“OECD”) economies for the past five consecutive years.

»

An emphasis on emerging local instruments helped performance, as emerging markets (“EM”) local bonds and local currencies outperformed other subsectors within the EM fixed income asset class. These sectors outperformed the Portfolio’s primary benchmark, the Citigroup 3-Month Treasury Bill Index, during the twelve-month period.

»	An allocation to the Brazilian real benefited returns as the Brazilian real appreciated against the U.S. dollar during the twelve-month period.

»	An allocation to the Chilean peso added to performance as the Chilean peso appreciated against the U.S. dollar during the twelve-month period.

»	An allocation to the Mexican peso helped performance as the Mexican peso appreciated against the U.S. dollar during the twelve-month period.

»	An exposure to the Philippine peso benefited performance as the Philippine peso appreciated against the U.S. dollar during the twelve-month period.

»	An allocation to the South African rand detracted from relative performance as the South African rand weakened against the U.S. dollar during the period.

»	An allocation to Brazilian local rates detracted from performance as local rates rose significantly during the twelve-month period.

»	An allocation to EM spread duration detracted from performance as EM spreads over comparable maturity U.S. Treasuries widened by 1.54% during the twelve-month period.

Annual Report	March 31, 2008	5

PIMCO Emerging Markets Portfolio

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Brazil	28.8%
United States	28.6%
Short-Term Instruments	22.8%
Mexico	9.3%
Russia	3.0%
Other	7.5%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Portfolio Inception (04/03/98)*
Emerging Markets Portfolio	6.10%	11.59%	12.14%
Citigroup 3-Month Treasury Bill Index	4.19%	3.03%	3.56%
Custom JPMorgan Emerging Local Markets Index Plus (ELMI+)	8.82%	10.48%	9.97%

All Portfolio returns are net of fees and expenses.

* The Portfolio began operations on 04/03/98. Index comparisons began on 03/31/98.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,041.53	$1,024.35
Expenses Paid During Period†	$0.66	$0.66

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Emerging Markets Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of fixed-income instruments of issuers that economically are tied to countries with emerging securities markets.

»	An allocation to emerging local instruments helped performance as emerging markets (“EM”) local bonds and local currencies outperformed other subsectors within the EM fixed-income asset class.

»	An allocation to the Brazilian real benefited performance as the Brazilian real appreciated against the U.S. dollar during the twelve-month period.

»	An allocation to the Chilean peso added to performance as the Chilean peso appreciated against the U.S. dollar during the twelve-month period.

»	An allocation to the Mexican peso benefited performance as the Mexican peso appreciated against the U.S. dollar during the twelve-month period.

»	A exposure to the Philippine peso benefited performance as the Philippine peso appreciated against the U.S. dollar during the twelve-month period.

»	An allocation to the South African rand detracted from relative performance as the South African rand weakened against the U.S. dollar during the period.

»	An allocation to Brazilian local rates detracted from performance as local rates rose significantly during the twelve-month period.

»	An allocation to EM spread duration detracted from performance as EM spreads over comparable maturity U.S. Treasuries widened by 1.54% during the twelve-month period.

6	PIMCO Funds	Private Account Portfolio Series

PIMCO High Yield Portfolio

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Industrials	41.5%
Banking & Finance	18.4%
U.S. Government Agencies	16.1%
Utilities	11.4%
Bank Loan Obligations	3.1%
Other	9.5%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Portfolio Inception (12/08/00)*
High Yield Portfolio	2.18%	9.58%	6.66%
Citigroup 3-Month Treasury Bill Index	4.19%	3.03%	2.97%
Merrill Lynch U.S. High Yield, BB-B Rated Index	-2.01%	7.96%	7.14%

All Portfolio returns are net of fees and expenses.

* The Portfolio began operations on 12/08/00. Index comparisons began on 11/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$991.51	$1,024.75
Expenses Paid During Period†	$0.25	$0.25

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below-investment grade but rated at least B by Moody’s or equivalently rated by S&P and Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	As significant pressure weighed on the home construction and building products sectors, an underweight to both industry categories was a significant contributor to relative performance.

»	Security selection in the energy sector benefited performance as pipelines outperformed the broader sector by nearly 1.00%.

»	An overweight to healthcare, one of the best performing sectors over the twelve-month period, added to returns.

»	An underweight to consumer non-cyclicals, which outperformed pharmaceuticals, detracted from performance.

»	As the metals and mining sector posted relatively strong returns, alongside a rally in commodities, an underweight to the sector detracted from relative returns.

»	Exposure to BBB-rated issues, which outperformed all lower-quality tiers of the corporate market, benefited performance.

Annual Report	March 31, 2008	7

PIMCO International Portfolio

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

United States	82.4%
U.S. Treasury Bills	8.2%
Commercial Paper	3.2%
Netherlands	2.1%
Other	4.1%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	10 Years	Portfolio Inception (12/13/89)*
International Portfolio	7.12%	6.50%	7.24%	8.23%
Citigroup 3-Month Treasury Bill Index	4.19%	3.03%	3.56%	4.28%
JPMorgan GBI Global ex-US Index Hedged in USD	6.37%	4.35%	5.69%	7.05%

All Portfolio returns are net of fees and expenses.

* The Portfolio began operations on 12/13/89. Index comparisons began on 11/30/89.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,053.24	$1,024.40
Expenses Paid During Period†	$0.62	$0.61

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The International Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in a portfolio of fixed-income instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”) or asset-backed securities (“ABS”).

»	An overweight to Eurozone duration from August 2007 through March 2008 benefited performance as Eurozone yields declined.

»	An overweight to U.K. duration and a curve steepening bias for the entire year benefited performance as U.K. yields declined and the yield curve steepened.

»	An overweight to Australian duration from January 2008 through March 2008 benefited performance as Australian government bond yields declined.

»	Exposure to U.K. swap spreads throughout the year detracted from performance as U.K. swap spreads widened versus U.K. Gilts.

»

From June 2007 through March 2008, long positions in the Brazilian real, the Russian ruble, and the Singapore dollar added to returns as these currencies appreciated versus the U.S dollar. During that same time period a long position in the Korean won detracted from performance as this currency depreciated versus the U.S. dollar.

»	From June 2007 though December 2007, a long position in the Mexican peso detracted from returns as this currency depreciated versus the U.S. dollar.

»	Over the full fiscal year, a short position in the British pound detracted from returns as the British pound appreciated versus the U.S. dollar.

8	PIMCO Funds	Private Account Portfolio Series

PIMCO Investment Grade Corporate Portfolio

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Banking & Finance	44.1%
Industrials	16.6%
Short-Term Instruments	16.0%
U.S. Government Agencies	11.0%
Utilities	10.5%
Other	1.8%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Portfolio Inception (01/26/00)*
Investment Grade Corporate Portfolio	3.92%	7.97%	8.93%
Citigroup 3-Month Treasury Bill Index	4.19%	3.03%	3.27%
Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher)	2.46%	4.40%	6.59%

All Portfolio returns are net of fees and expenses.

* The Portfolio began operations on 01/26/00. Index comparisons began on 01/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,017.55	$1,024.75
Expenses Paid During Period†	$0.25	$0.25

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Investment Grade Corporate Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of investment grade corporate fixed-income instruments of varying maturities, which may be represented by options, futures contracts, and/or swap agreements.

»	Above-index duration was positive for performance as yields declined during the period.

»	The Portfolio’s yield curve positioning during the first quarter of 2008 detracted from performance as the two- and 30-year portion of the yield curve steepened.

»	Above-index exposure to the banking sector, which underperformed, detracted from returns.

»	An overweight exposure to natural gas bonds benefited performance as these bonds performed relatively well over the period.

»	Below-index exposure to the relatively well performing capital goods sector detracted from performance.

»	The Portfolio’s underweight allocation to insurance securities benefitted returns as this sector underperformed over the period.

»	The Portfolio’s underweight exposure to real estate investment trust bonds contributed to returns as this sector underperformed during the period.

»	An underweight to the consumer non-cyclicals sector detracted from performance as this sector performed well over the year.

Annual Report	March 31, 2008	9

PIMCO Mortgage Portfolio

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	89.5%
Mortgage-Backed Securities	4.1%
Short-Term Instruments	3.9%
Asset-Backed Securities	2.4%
Other	0.1%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Portfolio Inception (01/31/00)
Mortgage Portfolio	7.40%	5.23%	7.25%
Citigroup 3-Month Treasury Bill Index	4.19%	3.03%	3.27%
Lehman Brothers Mortgage Index	7.92%	4.82%	6.60%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,051.36	$1,018.20
Expenses Paid During Period†	$6.97	$6.86

† Expenses are equal to the Portfolio’s net annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Mortgage Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities (“ABS”).

»	Duration positioning above that of the Portfolio’s secondary benchmark index benefited returns as the ten-year U.S. Treasury yield declined from 4.64% to 3.41%.

»	A curve steepening bias added to returns as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield over the period.

»	An overweight to mortgage spread duration detracted from returns as mortgage spreads increased over the period.

»

An overweight to 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) detracted from performance as they underperformed the broader index.

»	Exposure to short-maturity home equity asset-backed securities detracted from performance as they underperformed fixed-rate mortgage-backed securities over the period.

»	Exposure to commercial mortgage-backed securities detracted from returns as they lagged fixed-rate mortgage-backed securities.

10	PIMCO Funds	Private Account Portfolio Series

PIMCO Municipal Sector Portfolio

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

California	24.7%
Texas	23.5%
New York	5.6%
Illinois	5.0%
Other	41.2%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Portfolio Inception (08/21/00)*
Municipal Sector Portfolio	-5.67%	3.30%	4.80%
Citigroup 3-Month Treasury Bill Index	4.19%	3.03%	3.08%
Lehman Brothers Long Municipal Bond Index	-4.42%	4.22%	5.60%

All Portfolio returns are net of fees and expenses.

* The Portfolio began operations on 08/21/00. Index comparisons began on 08/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
Beginning Account Value (10/01/07)	$1,000.00		$1,000.00
Ending Account Value (03/31/08)	$957.94		$1,024.75
Expenses Paid During Period(a)	$7.00	(c)	$7.21	(c)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$0.24		$0.25

(a) Expenses for the Portfolio are equal to the net annualized expense ratio of 1.43% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(b) Expenses for the Portfolio are equal to the net annualized expense ratio of 0.05% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $6.76 for Actual Performance and $6.96 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Portfolio, but instead is offset by additional interest income recorded by the Portfolio in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(m) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Municipal Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of fixed-income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities, or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements.

»	The Portfolio’s average credit quality was AA at the end of the twelve-month period versus the benchmark’s average of AA2/AA3.

»

Municipal securities underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.90%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned 7.67% and 12.21%, respectively.

»

The Portfolio’s effective duration was managed above that of its benchmark throughout the period, which was negative for performance as municipal yields increased across intermediate and longer maturities.

»	Exposure to long-dated municipal bonds detracted from performance as the Long Municipal Index underperformed the front end of the municipal bond yield curve by over 2.00%.

Annual Report	March 31, 2008	11

PIMCO Real Return Portfolio

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	55.7%
U.S. Government Agencies	21.3%
Short-Term Instruments	16.0%
Corporate Bonds & Notes	3.5%
Foreign Currency-Denominated Issues	1.3%
Other	2.2%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Portfolio Inception (04/28/00)*
Real Return Portfolio	15.04%	7.20%	9.52%
Citigroup 3-Month Treasury Bill Index	4.19%	3.03%	3.20%
Lehman Brothers U.S. TIPS Index	14.54%	6.75%	8.58%

All Portfolio returns are net of fees and expenses.

* The Portfolio began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,107.64	$1,024.75
Expenses Paid During Period†	$0.26	$0.25

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements.

»

An overweight to U.S. Treasury Inflation-Protected Securities (“TIPS) versus U.S. nominal bonds in July 2007 through January 2008 benefited performance as U.S. TIPS outperformed nominal bonds over the period.

»	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield fell more than the 30-year U.S. Treasury yield over the period.

»	A U.K. nominal yield curve steepening bias benefited performance as the two-year U.K. Gilt yield fell more than the 30-year yield over the period.

»	Holdings of U.S. mortgage-backed securities detracted from performance as they underperformed like-duration U.S. Treasuries.

»	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts in the region.

»	Exposure to U.S. corporate securities in March 2007 through November 2007 detracted from performance as this sector underperformed like-duration U.S. Treasuries over the period.

12	PIMCO Funds	Private Account Portfolio Series

PIMCO Short-Term Portfolio

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

Mortgage-Backed Securities	37.4%
U.S. Government Agencies	30.7%
Asset-Backed Securities	15.8%
Corporate Bonds & Notes	12.7%
Short-Term Instruments	1.7%
Other	1.8%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Portfolio Inception (04/20/00)*
Short-Term Portfolio	-1.21%	2.32%	3.59%
Citigroup 3-Month Treasury Bill Index	4.19%	3.03%	3.20%
3 Month LIBOR Index	5.31%	3.50%	3.62%

All Portfolio returns are net of fees and expenses.

* The Portfolio began operations on 04/20/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$971.30	$1,022.35
Expenses Paid During Period†	$2.61	$2.68

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Positions in mortgage bonds were a primary driver of underperformance as spreads widened significantly during the period.

»	Exposure to investment-grade corporates detracted from performance as spreads widened and the investment-grade corporate sector underperformed U.S. Treasuries.

»	Exposure to asset-backed securities had a materially negative impact on returns as spreads widened significantly.

»	An above-benchmark U.S. duration benefitted returns as interest rates declined across the U.S. Treasury yield curve.

»	Curve steepening strategies added to returns as the U.S. Treasury yield curve steepened.

Annual Report	March 31, 2008	13

PIMCO Short-Term Portfolio II

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	58.1%
Short-Term Instruments	16.1%
Mortgage-Backed Securities	9.4%
Corporate Bonds & Notes	6.1%
Asset-Backed Securities	2.9%
Other	7.4%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Portfolio Inception (03/17/03)*
Short-Term Portfolio II	1.56%	2.93%	2.95%
Citigroup 3-Month Treasury Bill Index	4.19%	3.03%	3.03%
3 Month LIBOR Index	5.31%	3.50%	3.50%

All Portfolio returns are net of fees and expenses.

* The Portfolio began operations on 03/17/03. Index comparisons began on 03/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$989.47	$1,015.00
Expenses Paid During Period†	$9.95	$10.08

† Expenses are equal to the Portfolio’s net annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Short-Term Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Positions in spread sectors, including mortgage and corporate bonds, were the primary drivers of underperformance as spreads widened significantly during the period.

»	An above-benchmark U.S. duration benefited returns as interest rates fell across the U.S. Treasury yield curve.

»	Curve steepening strategies added to returns as the U.S. Treasury yield curve steepened.

»	Exposure to U.K. short-term rates during the first quarter of 2008 had a modestly positive impact on performance as rates declined.

»	Exposure to a basket of foreign currencies added to returns as the U.S. dollar depreciated versus emerging market currencies.

14	PIMCO Funds	Private Account Portfolio Series

PIMCO U.S. Government Sector Portfolio

Cumulative Returns Through March 31, 2008

Allocation Breakdown‡

U.S. Government Agencies	28.9%
Mortgage-Backed Securities	18.2%
U.S. Treasury Obligations	17.2%
Asset-Backed Securities	16.0%
Corporate Bonds & Notes	10.5%
Short-Term Instruments	4.5%
Other	4.7%
‡	% of Total Investments as of 03/31/2008

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended March 31, 2008
	1 Year	5 Years	Portfolio Inception (01/31/00)
U.S. Government Sector Portfolio	29.67%	8.20%	10.27%
Citigroup 3-Month Treasury Bill Index	4.19%	3.03%	3.27%
Lehman Brothers Government Bond Index	11.45%	4.71%	6.87%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (10/01/07)	$1,000.00	$1,000.00
Ending Account Value (03/31/08)	$1,224.08	$1,024.05
Expenses Paid During Period†	$1.06	$0.96

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The U.S. Government Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities of varying maturities, or in securities that provide exposure to the U.S. government securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities (“MBS”).

»

Duration positioning during the twelve-month period was a positive contributor to relative performance. An above-index duration during the year benefited performance as yields declined across all maturities.

»	A curve steepening bias during the period added value as the two- to 30-year yield spread steepened.

»

An allocation to long interest rate swaps during the year benefited relative performance as the 30-year swap spread narrowed; however, some of this gain was mitigated by exposure to short-end swaps as spreads widened on shorter maturities.

»	An overweight allocation to long agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries over the twelve-month reporting period.

»	Exposure to corporates detracted from performance as they underperformed like-duration U.S. Treasuries during the year.

»	An out-of-benchmark allocation to mortgage-backed securities detracted from performance as U.S. Treasuries outperformed mortgage-backed securities for the twelve-month period.

Annual Report	March 31, 2008	15

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Custom JPMorgan Emerging Local Markets Index Plus (ELMI+)	Custom JPMorgan Emerging Local Markets Index Plus (ELMI+) consists of custom weights of selected countries within the JPMorgan Emerging Local Markets Index Plus. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. Dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Asset-Backed Securities Index	Lehman Brothers Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher)	Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Government Bond Index	Lehman Brothers Government Bond Index is an unmanaged index consists of securities issued by the U.S. Government with a maturity of one year or more. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Long Municipal Bond Index	Lehman Brothers Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage Index is an unmanaged index market representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Municipal Bond Index	Lehman Brothers Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch U.S. High Yield, BB-B Rated Index	Merrill Lynch U.S. High Yield, BB-B Rated Index is comprised of fixed-income securities rated BB and B. The index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Treasury Index	Lehman Brothers Treasury Index consists of public obligations of the U.S. Treasury with a remaining maturity of one year or more. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

16	PIMCO Funds	Private Account Portfolio Series

(THIS PAGE INTENTIONALLY LEFT BLANK)

Annual Report	March 31, 2008	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Asset-Backed Securities Portfolio
03/31/2008	$10.66	$0.59	$0.06	$0.65	$(0.51)	$0.00
03/31/2007	10.47	0.60	0.15	0.75	(0.56)	0.00
03/31/2006	10.57	0.55	(0.13)	0.42	(0.52)	0.00
03/31/2005	10.79	0.43	(0.18)	0.25	(0.47)	0.00
03/31/2004	11.00	0.38	0.12	0.50	(0.44)	(0.27)

Developing Local Markets Portfolio
03/31/2008	$11.55	$0.64	$1.12	$1.76	$(0.91)	$(0.41)
03/31/2007	11.17	0.60	0.60	1.20	(0.51)	(0.31)
03/31/2006	10.98	0.42	0.47	0.89	(0.29)	(0.41)
7/30/2004 - 03/31/2005	10.00	0.15	1.04	1.19	(0.21)	0.00

Emerging Markets Portfolio
03/31/2008	$11.20	$0.65	$(0.01)	$0.64	$(0.95)	$(0.12)
03/31/2007	11.32	0.68	0.53	1.21	(0.74)	(0.59)
03/31/2006	10.92	0.70	0.84	1.54	(0.71)	(0.43)
03/31/2005	11.43	0.54	0.29	0.83	(0.81)	(0.53)
03/31/2004	11.81	0.68	1.47	2.15	(0.88)	(1.65)

High Yield Portfolio
03/31/2008	$8.55	$0.63	$(0.45)	$0.18	$(0.62)	$(0.05)
03/31/2007	8.32	0.64	0.15	0.79	(0.56)	0.00
03/31/2006	8.25	0.64	0.05	0.69	(0.62)	0.00
03/31/2005	8.37	0.61	0.06	0.67	(0.79)	0.00
03/31/2004	7.72	0.68	0.80	1.48	(0.83)	0.00

International Portfolio
03/31/2008	$4.53	$0.21	$0.10	$0.31	$(0.26)	$0.00
03/31/2007	5.06	0.18	(0.05)	0.13	(0.66)	0.00
03/31/2006	5.86	0.14	0.02	0.16	(0.66)	(0.30)
03/31/2005	5.91	0.11	0.36	0.47	(0.26)	(0.26)
03/31/2004	7.22	0.22	0.46	0.68	(0.92)	(1.07)

Investment Grade Corporate Portfolio
03/31/2008	$10.03	$0.58	$(0.20)	$0.38	$(0.53)	$(0.02)
03/31/2007	9.77	0.60	0.27	0.87	(0.61)	0.00
03/31/2006	9.74	0.57	0.09	0.66	(0.60)	(0.03)
03/31/2005	11.11	0.58	(0.03)	0.55	(0.68)	(1.24)
03/31/2004	10.88	0.76	0.85	1.61	(0.95)	(0.43)

Mortgage Portfolio
03/31/2008	$10.45	$0.60	$0.15	$0.75	$(0.57)	$0.00
03/31/2007	10.29	0.57	0.17	0.74	(0.58)	0.00
03/31/2006	10.39	0.49	(0.16)	0.33	(0.42)	(0.01)
03/31/2005	10.67	0.36	0.08	0.44	(0.47)	(0.17)
03/31/2004	10.89	0.34	0.18	0.52	(0.46)	(0.28)

Municipal Sector Portfolio
03/31/2008	$10.53	$0.48	$(1.06)	$(0.58)	$(0.45)	$(0.10)
03/31/2007	10.27	0.51	0.22	0.73	(0.47)	0.00
03/31/2006	10.14	0.46	0.14	0.60	(0.47)	0.00
03/31/2005	10.45	0.45	(0.25)	0.20	(0.46)	(0.05)
03/31/2004	10.15	0.49	0.27	0.76	(0.46)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

18	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or of Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.51)	$10.80	6.21%	$1,102,173	0.82%	0.05%	5.39%	87%
0.00	(0.56)	10.66	7.30	533,748	1.83	0.05	5.71	49
0.00	(0.52)	10.47	4.06	314,685	1.57	0.05	5.19	67
0.00	(0.47)	10.57	2.34	211,671	0.51	0.05	3.98	79
0.00	(0.71)	10.79	4.69	211,206	0.12	0.05	3.51	379

$0.00	$(1.32)	$11.99	15.76%	$865,101	0.12%	0.12%	5.28%	144%
0.00	(0.82)	11.55	11.02	348,637	0.12	0.12	5.29	15
0.00	(0.70)	11.17	8.36	204,449	0.12	0.12	3.78	9
0.00	(0.21)	10.98	11.98	127,000	0.12 *	0.12 *	2.13 *	199

$0.00	$(1.07)	$10.77	6.10%	$1,734,503	0.13%	0.12%	5.93%	333%
0.00	(1.33)	11.20	11.12	947,267	0.12	0.12	6.01	224
0.00	(1.14)	11.32	14.44	1,092,908	0.13	0.12	6.09	301
0.00	(1.34)	10.92	7.50	1,522,558	0.12	0.12	4.81	449
0.00	(2.53)	11.43	19.28	1,269,208	0.13	0.12	5.61	419

$0.00	$(0.67)	$8.06	2.18%	$1,311,402	0.05%	0.05%	7.58%	263%
0.00	(0.56)	8.55	9.89	360,207	0.05	0.05	7.55	184
0.00	(0.62)	8.32	8.57	317,019	0.05	0.05	7.66	114
0.00	(0.79)	8.25	8.24	211,569	0.05	0.05	7.20	117
0.00	(0.83)	8.37	19.75	177,339	0.06	0.05	8.30	128

$0.00	$(0.26)	$4.58	7.12%	$3,292,982	0.12%	0.12%	4.70%	591%
0.00	(0.66)	4.53	2.67	2,496,716	0.12	0.12	3.65	674
0.00	(0.96)	5.06	3.11	1,890,305	0.12	0.12	2.57	967
0.00	(0.52)	5.86	8.39	2,662,343	0.12	0.12	1.96	288
0.00	(1.99)	5.91	11.49	3,168,509	0.14	0.12	3.31	763

$0.00	$(0.55)	$9.86	3.92%	$3,750,811	0.05%	0.05%	5.83%	93%
0.00	(0.61)	10.03	9.21	1,165,111	0.05	0.05	6.03	32
0.00	(0.63)	9.77	6.85	1,052,499	0.05	0.05	5.81	49
0.00	(1.92)	9.74	5.03	976,440	0.05	0.05	5.46	22
0.00	(1.38)	11.11	15.23	1,306,285	0.05	0.05	6.70	90

$0.00	$(0.57)	$10.63	7.40%	$13,802,040	1.25%	0.05%	5.72%	604%
0.00	(0.58)	10.45	7.32	9,284,142	0.26	0.05	5.52	668
0.00	(0.43)	10.29	3.16	13,131,692	0.05	0.05	4.70	616
(0.08)	(0.72)	10.39	3.43	8,805,626	0.05	0.05	3.36	725
0.00	(0.74)	10.67	4.93	4,112,744	0.05	0.05	3.19	823

$0.00	$(0.55)	$9.40	(5.67)%	$389,284	1.43%	0.05%	4.81%	46%
0.00	(0.47)	10.53	7.26	267,835	1.25	0.05	4.87	79
0.00	(0.47)	10.27	5.98	371,200	0.90	0.05	4.45	49
0.00	(0.51)	10.14	1.95	343,054	0.38	0.05	4.41	84
0.00	(0.46)	10.45	7.59	368,097	0.22	0.05	4.74	94

Annual Report	March 31, 2008	19

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Real Return Portfolio
03/31/2008	$10.49	$0.67	$0.84	$1.51	$(0.65)	$0.00
03/31/2007	10.46	0.42	0.11	0.53	(0.42)	(0.08)
03/31/2006	11.40	0.62	(0.48)	0.14	(0.76)	(0.32)
03/31/2005	11.94	0.42	(0.03)	0.39	(0.60)	(0.33)
03/31/2004	11.43	0.35	0.96	1.31	(0.35)	(0.45)

Short-Term Portfolio
03/31/2008	$9.81	$0.50	$(0.61)	$(0.11)	$(0.51)	$0.00
03/31/2007	9.72	0.52	0.02	0.54	(0.45)	0.00
03/31/2006	9.77	0.37	(0.01)	0.36	(0.41)	0.00
03/31/2005	9.85	0.20	(0.04)	0.16	(0.23)	(0.01)
03/31/2004	9.83	0.16	0.03	0.19	(0.15)	(0.02)

Short-Term Portfolio II
03/31/2008	$10.05	$0.55	$(0.39)	$0.16	$(1.09)	$0.00
03/31/2007	10.01	0.51	0.00	0.51	(0.47)	0.00
03/31/2006	10.08	0.37	0.02	0.39	(0.46)	0.00
03/31/2005	10.11	0.20	0.00	0.20	(0.22)	(0.01)
03/31/2004	10.02	0.12	0.07	0.19	(0.10)	0.00

U.S. Government Sector Portfolio
03/31/2008	$10.59	$0.56	$2.45	$3.01	$(0.64)	$0.00
03/31/2007	10.38	0.53	0.19	0.72	(0.51)	0.00
03/31/2006	10.68	0.42	(0.30)	0.12	(0.40)	(0.02)
03/31/2005	11.26	0.26	(0.25)	0.01	(0.26)	(0.33)
03/31/2004	10.89	0.22	0.38	0.60	(0.23)	0.00

(a)	Per share amounts based on average number of shares outstanding during the year.

20	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.65)	$11.35	15.04%	$700,395	0.05%	0.05%	6.31%	954%
0.00	(0.50)	10.49	5.21	912,909	0.05	0.05	3.97	561
0.00	(1.08)	10.46	1.07	964,745	0.05	0.05	5.48	414
0.00	(0.93)	11.40	3.47	1,689,226	0.05	0.05	3.65	447
0.00	(0.80)	11.94	11.85	1,422,613	0.05	0.05	3.03	372

$0.00	$(0.51)	$9.19	(1.21)%	$3,464,321	0.53%	0.05%	5.20%	317%
0.00	(0.45)	9.81	5.67	5,475,245	0.18	0.05	5.27	121
0.00	(0.41)	9.72	3.71	1,383,307	0.05	0.05	3.75	205
0.00	(0.24)	9.77	1.60	2,914,175	0.05	0.05	2.00	283
0.00	(0.17)	9.85	1.96	4,226,476	0.05	0.05	1.59	280

$0.00	$(1.09)	$9.12	1.56%	$70,650	0.58%	0.05%	5.51%	365%
0.00	(0.47)	10.05	5.23	583,827	0.05	0.05	5.09	123
0.00	(0.46)	10.01	3.90	481,318	0.05	0.05	3.65	109
0.00	(0.23)	10.08	2.02	1,626,755	0.05	0.05	2.01	326
0.00	(0.10)	10.11	1.97	2,413,972	0.05	0.05	1.20	232

$0.00	$(0.64)	$12.96	29.67%	$4,146,692	0.11%	0.05%	5.06%	533%
0.00	(0.51)	10.59	7.09	8,037,047	0.05	0.05	5.03	361
0.00	(0.42)	10.38	1.04	6,869,541	0.05	0.05	3.88	628
0.00	(0.59)	10.68	0.11	7,553,665	0.05	0.05	2.32	366
0.00	(0.23)	11.26	5.56	7,226,151	0.05	0.05	2.03	709

Annual Report	March 31, 2008	21

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Asset- Backed Securities Portfolio	Developing Local Markets Portfolio	Emerging Markets Portfolio	High Yield Portfolio

Assets:
Investments, at value	$1,194,111	$704,641	$1,799,893	$1,513,646
Repurchase agreements, at value	5,931	17,276	3,599	0
Cash	0	7	25	659
Deposits with counterparty	7,525	355	6,115	1,500
Foreign currency, at value	0	754	7,461	2,136
Receivable for investments sold	22,067	143,718	522,688	65,751
Receivable for investments sold on a delayed-delivery basis	0	0	0	178
Receivable for Portfolio shares sold	0	185,186	0	1,100
Interest and dividends receivable	5,140	6,870	22,836	27,750
Variation margin receivable	899	0	363	44
Swap premiums paid	14,624	407	4,520	899
Unrealized appreciation on foreign currency contracts	0	69,209	77,034	0
Unrealized appreciation on swap agreements	67,574	938	16,545	1,224
Other assets	0	0	0	0
	1,317,871	1,129,361	2,461,079	1,614,887

Liabilities:
Payable for the reverse repurchase agreements	$97,116	$75,034	$0	$0
Payable for investments purchased	27,263	15,620	130,861	184,833
Payable for investments purchased on a delayed-delivery basis	0	0	0	0
Payable for short sales	18,970	136,573	479,023	48,457
Payable for floating rate notes issued	0	0	0	0
Payable for Portfolio shares redeemed	10,782	8,429	15,120	10,489
Overdraft due to custodian	2,094	0	0	0
Written options outstanding	0	0	0	42,609
Accrued investment advisory fee	18	15	36	22
Accrued administrative fee	27	75	181	33
Variation margin payable	0	63	201	0
Swap premium received	16,161	7	8,365	9,699
Unrealized depreciation on foreign currency contracts	0	26,517	28,901	274
Unrealized depreciation on swap agreements	43,267	1,926	63,883	7,069
Other liabilities	0	1	5	0
	215,698	264,260	726,576	303,485

Net Assets	$1,102,173	$865,101	$1,734,503	$1,311,402

Net Assets Consist of:
Paid in capital	$1,094,868	$834,214	$1,753,775	$1,335,721
Undistributed (overdistributed) net investment income	8,992	(11,822)	(20,371)	8,588
Accumulated undistributed net realized gain (loss)	7,168	9,884	5,896	18,532
Net unrealized appreciation (depreciation)	(8,855)	32,825	(4,797)	(51,439)
	$1,102,173	$865,101	$1,734,503	$1,311,402

Shares Issued and Outstanding:	102,065	72,176	161,010	162,676

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)	$10.80	$11.99	$10.77	$8.06
Cost of Investments Owned	$1,257,460	$711,028	$1,798,581	$1,531,941
Cost of Repurchase Agreements Owned	$5,931	$17,276	$3,599	$0
Cost of Foreign Currency Held	$0	$777	$7,691	$2,137
Proceeds Received on Short Sales	$18,579	$134,131	$470,872	$48,593
Premiums Received on Written Options	$0	$0	$0	$15,442

22	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

International Portfolio	Investment Grade Corporate Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio

$2,997,568	$3,260,029	$23,589,935	$485,474	$1,584,138	$3,493,047	$141,988	$5,255,519
6,404	446,217	576,411	1,449	4,216	19,476	533	2,877
2	186	7,379	1	254	13,708	28	3,749
32,585	7,265	55,280	1,860	10,310	2,920	1,885	96,980
37,538	0	0	0	5,145	0	1,004	0
1,573,552	582,137	10,849,901	0	533,358	963,373	59,859	1,365,480
0	0	0	0	321	53,923	0	0
4,300	770	130	0	0	6,975	0	5,030
10,723	38,626	81,639	6,874	8,019	15,778	688	26,894
8,450	9	1,165	0	703	2,522	0	17,559
54,160	29,803	32,949	0	1,885	2,073	212	23,960
45,440	0	0	0	60	0	2,050	0
299,067	69,433	327,960	0	19,306	27,573	580	170,386
0	0	0	96	0	0	27	0
5,069,789	4,434,475	35,522,749	495,754	2,167,715	4,601,368	208,854	6,968,434

$0	$0	$4,806,858	$0	$0	$138,196	$73,120	$53,086
3,900	54,675	11,010,227	0	31,358	154,336	3	99,225
0	0	0	0	879,207	86,158	0	957,005
1,603,401	540,840	5,169,665	0	518,477	693,803	61,004	1,383,932
0	0	0	100,513	0	0	0	0
37,176	13,400	210,621	3,840	2,355	23,073	0	63,893
0	0	0	0	0	0	0	0
0	33,346	1,573	0	8,929	7,634	2,311	109,547
72	46	217	6	11	56	1	68
358	70	326	9	17	83	2	102
24	0	0	245	172	2,838	23	8,872
74,105	15,915	133,598	0	9,259	4,142	185	72,118
39,457	0	0	0	356	0	1,249	0
18,314	25,372	387,624	0	14,507	26,700	306	73,767
0	0	0	1,857	2,672	28	0	127
1,776,807	683,664	21,720,709	106,470	1,467,320	1,137,047	138,204	2,821,742

$3,292,982	$3,750,811	$13,802,040	$389,284	$700,395	$3,464,321	$70,650	$4,146,692

$3,368,107	$3,737,370	$13,655,474	$401,485	$647,187	$3,697,841	$78,624	$3,400,910
52,821	12,471	102,400	3,639	1,191	28,591	369	19,189
(381,829)	(16,942)	(23,281)	(5,922)	48,109	(115,304)	(9,114)	604,587
253,883	17,912	67,447	(9,918)	3,908	(146,807)	771	122,006
$3,292,982	$3,750,811	$13,802,040	$389,284	$700,395	$3,464,321	$70,650	$4,146,692

719,637	380,353	1,297,870	41,398	61,681	377,121	7,745	319,872

$4.58	$9.86	$10.63	$9.40	$11.35	$9.19	$9.12	$12.96
$3,031,051	$3,263,620	$23,399,288	$493,794	$1,577,625	$3,618,687	$139,164	$5,303,541
$6,404	$446,217	$576,411	$1,449	$4,216	$19,476	$533	$2,877
$37,650	$0	$0	$0	$5,168	$0	$1,005	$0
$1,572,311	$537,380	$5,094,526	$0	$507,863	$671,218	$59,628	$1,348,258
$0	$14,212	$889	$0	$5,002	$2,777	$608	$46,530

Annual Report	March 31, 2008	23

Statements of Operations

Year Ended March 31, 2008
(Amounts in thousands)	Asset- Backed Securities Portfolio	Developing Local Markets Portfolio	Emerging Markets Portfolio	High Yield Portfolio

Investment Income:
Interest, net of foreign taxes*	$52,764	$50,501	$125,670	$94,757
Dividends	10	0	706	228
Miscellaneous income	44	0	2	106
Total Income	52,818	50,501	126,378	95,091

Expenses:
Investment advisory fees	169	187	416	249
Administrative fees	254	933	2,081	373
Trustees’ fees	2	3	6	4
Interest expense	6,558	36	111	1
Miscellaneous expense	1	1	2	0
Total Expenses	6,984	1,160	2,616	627

Net Investment Income	45,834	49,341	123,762	94,464

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	70	(1,216)	63,392	6,462
Net realized gain (loss) on futures contracts, written options and swaps	13,899	(2,348)	(22,954)	35,178
Net realized gain (loss) on foreign currency transactions	0	59,505	40,527	(2,180)
Net change in unrealized appreciation (depreciation) on investments	(64,524)	(8,958)	(55,110)	(24,352)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	53,054	(1,653)	(69,381)	(32,989)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	35,840	46,510	(251)
Net Gain (Loss)	2,499	81,170	2,984	(18,132)

Net Increase (Decrease) in Net Assets Resulting from Operations	$48,333	$130,511	$126,746	$76,332

* Foreign tax withholdings	$0	$2	$0	$2

24	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

International Portfolio	Investment Grade Corporate Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio

$219,001	$114,770	$821,541	$18,797	$55,818	$246,082	$20,343	$279,790
0	337	0	0	0	0	112	0
620	8	0	0	24	0	4	0
219,621	115,115	821,541	18,797	55,842	246,082	20,459	279,790

909	388	2,349	60	175	861	67	1,082
4,544	582	3,523	90	263	1,291	101	1,623
14	5	35	1	3	14	1	18
0	0	141,533	4,161	17	20,575	1,770	3,278
4	2	40	1	1	7	1	9
5,471	977	147,480	4,313	459	22,748	1,940	6,010

214,150	114,138	674,061	14,484	55,383	223,334	18,519	273,780

33,785	11,096	134,413	3,105	70,090	(63,576)	(581)	16,963
(132,553)	(8,404)	9,873	(4,815)	(645)	(29,828)	(5,562)	835,201
8,673	0	0	0	(1,163)	0	920	0
(81,682)	(42,463)	149,622	(21,583)	(3,345)	(152,190)	1,056	(97,246)
375,696	21,009	(54,768)	(2,326)	1,122	(1,973)	(1,388)	111,481
(3,672)	0	0	0	(321)	0	749	0
200,247	(18,762)	239,140	(25,619)	65,738	(247,567)	(4,806)	866,399

$414,397	$95,376	$913,201	$(11,135)	$121,121	$(24,233)	$13,713	$1,140,179

$2	$0	$0	$0	$0	$27	$1	$0

Annual Report	March 31, 2008	25

Statements of Changes in Net Assets

	Asset-Backed Securities Portfolio		Developing Local Markets Portfolio		Emerging Markets Portfolio

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$45,834	$25,106	$49,341	$12,712	$123,762	$53,338
Net realized gain (loss)	13,969	(1,983)	55,941	10,363	80,965	25,605
Net change in unrealized appreciation (depreciation)	(11,470)	7,765	25,229	3,983	(77,981)	13,153
Net increase (decrease) resulting from operations	48,333	30,888	130,511	27,058	126,746	92,096

Distributions to Shareholders:
From net investment income	(42,113)	(23,574)	(77,363)	(12,087)	(200,067)	(59,547)
From net realized capital gains	0	0	(34,712)	(8,486)	(26,354)	(49,038)

Total Distributions	(42,113)	(23,574)	(112,075)	(20,573)	(226,421)	(108,585)

Portfolio Share Transactions:
Receipts for shares sold	687,500	240,544	1,153,135	258,624	1,960,613	292,084
Issued as reinvestment of distributions	41,298	22,644	93,072	20,385	215,690	106,705
Cost of shares redeemed	(166,593)	(51,439)	(748,179)	(141,306)	(1,289,392)	(527,941)
Net increase (decrease) resulting from Portfolio share transactions	562,205	211,749	498,028	137,703	886,911	(129,152)

Total Increase (Decrease) in Net Assets	568,425	219,063	516,464	144,188	787,236	(145,641)

Net Assets:
Beginning of year	533,748	314,685	348,637	204,449	947,267	1,092,908
End of year*	$1,102,173	$533,748	$865,101	$348,637	$1,734,503	$947,267

*Including undistributed (overdistributed) net investment income of:	$8,992	$3,266	$(11,822)	$3,177	$(20,371)	$5,298

26	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

High Yield Portfolio		International Portfolio		Investment Grade Corporate Portfolio		Mortgage Portfolio		Municipal Sector Portfolio

Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

$94,464	$24,454	$214,150	$96,133	$114,138	$66,936	$674,061	$681,101	$14,484	$15,704
39,460	2,818	(90,095)	64,150	2,692	6,126	144,286	(50,029)	(1,710)	3,375
(57,592)	3,579	290,342	(94,417)	(21,454)	24,509	94,854	233,124	(23,909)	4,745
76,332	30,851	414,397	65,866	95,376	97,571	913,201	864,196	(11,135)	23,824

(95,096)	(20,770)	(270,038)	(371,047)	(111,159)	(68,764)	(657,419)	(674,640)	(14,647)	(14,365)
(9,990)	0	0	(511)	(4,730)	(252)	0	(366)	(3,097)	0

(105,086)	(20,770)	(270,038)	(371,558)	(115,889)	(69,016)	(657,419)	(675,006)	(17,744)	(14,365)

1,881,107	376,918	4,031,711	1,833,768	3,045,390	272,289	6,729,297	2,469,717	231,279	57,800
103,221	19,838	257,324	346,734	112,828	66,546	635,436	650,837	17,367	13,919
(1,004,379)	(363,649)	(3,637,128)	(1,268,399)	(552,005)	(254,778)	(3,102,617)	(7,157,294)	(98,318)	(184,543)
979,949	33,107	651,907	912,103	2,606,213	84,057	4,262,116	(4,036,740)	150,328	(112,824)

951,195	43,188	796,266	606,411	2,585,700	112,612	4,517,898	(3,847,550)	121,449	(103,365)

360,207	317,019	2,496,716	1,890,305	1,165,111	1,052,499	9,284,142	13,131,692	267,835	371,200
$1,311,402	$360,207	$3,292,982	$2,496,716	$3,750,811	$1,165,111	$13,802,040	$9,284,142	$389,284	$267,835

$8,588	$7,798	$52,821	$139,156	$12,471	$5,689	$102,400	$52,577	$3,639	$3,803

Annual Report	March 31, 2008	27

Statements of Changes in Net Assets  (Cont.)

	Real Return Portfolio		Short-Term Portfolio		Short-Term Portfolio II		U.S. Government Sector Portfolio

(Amounts in thousands)	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$55,383	$40,367	$223,334	$115,239	$18,519	$26,363	$273,780	$373,680
Net realized gain (loss)	68,282	(11,325)	(93,404)	(3,957)	(5,223)	(1,479)	852,164	(144,155)
Net change in unrealized appreciation (depreciation)	(2,544)	32,434	(154,163)	13,044	417	1,621	14,235	285,338
Net increase (decrease) resulting from operations	121,121	61,476	(24,233)	124,326	13,713	26,505	1,140,179	514,863

Distributions to Shareholders:
From net investment income	(56,328)	(39,143)	(217,119)	(102,134)	(23,381)	(25,009)	(274,937)	(365,222)
From net realized capital gains	0	(7,457)	0	0	0	0	0	0
Tax basis return of capital	0	0	0	0	0	0	0	0

Total Distributions	(56,328)	(46,600)	(217,119)	(102,134)	(23,381)	(25,009)	(274,937)	(365,222)

Portfolio Share Transactions:
Receipts for shares sold	251,177	739,415	2,072,435	4,708,424	71,761	168,001	2,000,707	2,436,211
Issued as reinvestment of distributions	55,525	45,533	213,556	100,388	23,381	25,009	266,071	349,583
Cost of shares redeemed	(584,009)	(851,660)	(4,055,563)	(739,066)	(598,651)	(91,997)	(7,022,375)	(1,767,929)
Net increase (decrease) resulting from Portfolio share transactions	(277,307)	(66,712)	(1,769,572)	4,069,746	(503,509)	101,013	(4,755,597)	1,017,865

Total Increase (Decrease) in Net Assets	(212,514)	(51,836)	(2,010,924)	4,091,938	(513,177)	102,509	(3,890,355)	1,167,506

Net Assets:
Beginning of year	912,909	964,745	5,475,245	1,383,307	583,827	481,318	8,037,047	6,869,541
End of year*	$700,395	$912,909	$3,464,321	$5,475,245	$70,650	$583,827	$4,146,692	$8,037,047

*Including undistributed (overdistributed) net investment income of:	$1,191	$4,231	$28,591	$21,164	$369	$4,072	$19,189	$25,374

28	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Statements of Cash Flows	March 31, 2008

Year Ended March 31, 2008
(Amounts in thousands)	Asset- Backed Securities Portfolio	Mortgage Portfolio	Municipal Sector Portfolio

Increase (Decrease) in Cash from:

Cash flows provided by operating activities:

Net increase (decrease) in net assets resulting from operations	$48,333	$913,201	$(11,135)

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(1,526,790)	(120,523,625)	(281,177)
Proceeds from sales of long-term securities	1,002,051	112,922,516	146,882
Purchases of short-term portfolio investments, net	11,703	(709,688)	(3,812)
Deposits with brokers for future contracts	(7,525)	(55,280)	(1,860)
Increase in interest receivable	(2,558)	(27,009)	(2,284)
Increase in receivable for investments sold	(20,370)	(6,473,526)	0
Increase in other asset	0	0	(3,035)
Increase (Decrease) in payable for investments purchased	(12,299)	7,619,021	0
Increase in swap premiums paid	4,724	12,709	0
Increase in investment advisory fee	8	55	1
Increase in administrative fee	13	83	2
Payment (Proceeds) from futures transactions	40,954	98,541	(6,655)
Proceeds from short sale transactions	17,066	1,158,061	0
Unrealized appreciation (depreciation) on investments	11,470	(94,854)	23,909
Net realized gain (loss) on investments	(13,969)	(144,286)	1,710
Net amortization on investments	(900)	(14,232)	(1,170)
Net cash used for operating activities	(448,089)	(5,318,313)	(138,624)

Cash flows received from financing activities:
Proceeds from shares sold	687,500	6,735,667	231,279
Payment on shares redeemed	(155,811)	(2,912,736)	(95,058)
Cash dividend paid*	(815)	(21,983)	(377)
Net borrowing (repayment) of reverse repurchase agreements	(84,887)	1,531,472	0
Increase (Decrease) in overdraft due to custodian	2,094	(6,728)	0
Increase in payable for floating rates issued	0	0	2,781
Net cash received from financing activities	448,081	5,325,692	138,625

Net Increase (Decrease) in Cash	(8)	7,379	1

Cash:
Beginning of year	8	0	0
End of year	$0	$7,379	$1

* Reinvestment of dividends	$41,298	$635,436	$17,367

See Accompanying Notes	Annual Report	March 31, 2008	29

Schedule of Investments  Asset-Backed Securities Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 4.2%

American International Group, Inc.
5.850% due 01/16/2018	$3,000	$2,951

Bear Stearns Cos., Inc.
6.400% due 10/02/2017	2,000	1,980
6.950% due 08/10/2012	5,000	5,009

Charlotte Gateway Village LLC
6.410% due 12/01/2016	1,737	1,732

CVS Lease Pass-Through
5.880% due 01/10/2028	1,899	1,887

Exelon Generation Co. LLC
6.200% due 10/01/2017	1,410	1,400

General Electric Capital Corp.
2.840% due 03/16/2009	3,000	2,996

Masco Corp.
5.875% due 07/15/2012	5,000	5,047

Northwest Airlines, Inc.
3.642% due 02/06/2015	1,650	1,576

Preferred Term Securities XII
3.350% due 03/24/2034	2,250	2,115

President and Fellows of Harvard College
3.700% due 04/01/2013	3,000	3,031
5.625% due 10/01/2038	3,000	3,035

Prudential Financial, Inc.
6.000% due 12/01/2017	10,000	10,105
6.625% due 12/01/2037	1,000	991

United Airlines, Inc.
6.636% due 07/02/2022	1,946	1,817

Total Corporate Bonds & Notes (Cost $45,829)		45,672

MUNICIPAL BONDS & NOTES 0.4%

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,000	3,818

Total Municipal Bonds & Notes (Cost $3,761)		3,818

U.S. GOVERNMENT AGENCIES 33.8%

Fannie Mae
0.000% due 09/25/2008 (c)	39	39
2.729% due 03/25/2036	534	528
2.799% due 10/27/2037	12,500	11,841
2.839% due 08/25/2031 - 05/25/2032	594	588
2.899% due 12/25/2025 - 04/25/2036	8,089	7,732
2.949% due 12/25/2016 - 11/25/2032	79	78
2.999% due 06/25/2029	393	384
3.049% due 10/25/2030 - 02/25/2033	745	750
3.075% due 06/25/2021 - 10/25/2021	123	121
3.084% due 08/01/2033	256	262
3.099% due 05/25/2023 - 08/25/2031	2,158	2,128
3.109% due 10/25/2031	150	151
3.125% due 01/25/2020 - 03/25/2022	232	229
3.175% due 12/25/2021 - 05/18/2032	558	554
3.218% due 11/17/2030	169	167
3.244% due 09/17/2027	10	10
3.249% due 11/25/2031	710	701
3.325% due 04/25/2022 - 12/18/2031	994	980

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.330% due 12/25/2021	$17	$17
3.337% due 09/01/2033	79	80
3.375% due 05/25/2022 - 11/18/2031	106	105
3.460% due 10/01/2033	587	592
3.475% due 05/25/2018 - 10/25/2020	156	156
3.500% due 07/25/2008 - 09/01/2033	336	336
3.525% due 08/25/2023	104	103
3.599% due 04/25/2032	66	65
3.625% due 12/25/2023	132	131
3.636% due 08/01/2033	204	209
3.676% due 09/01/2033	13	13
3.725% due 12/25/2008	48	48
3.761% due 09/01/2033	1,774	1,712
3.775% due 10/25/2022 - 04/25/2023	313	313
3.825% due 01/25/2024	577	589
3.829% due 04/01/2034	269	271
3.943% due 09/01/2033	1,428	1,425
3.969% due 05/01/2033	346	345
3.973% due 05/01/2034	861	874
4.000% due 06/01/2010 - 11/25/2033	1,070	1,052
4.005% due 05/01/2033 - 12/01/2033	427	427
4.044% due 07/01/2033	242	243
4.052% due 04/01/2033	109	109
4.056% due 05/01/2034	221	228
4.081% due 02/01/2035	112	112
4.098% due 09/01/2033	148	148
4.125% due 07/09/2012	100	100
4.142% due 04/01/2034	690	694
4.196% due 11/01/2034	1,694	1,711
4.220% due 09/01/2033	191	195
4.250% due 03/25/2033 - 05/25/2033	621	614
4.271% due 01/01/2033	249	253
4.295% due 02/01/2035	133	135
4.299% due 04/01/2035	358	374
4.320% due 09/01/2035	1,238	1,248
4.325% due 01/01/2035	73	75
4.349% due 03/01/2035	1,502	1,542
4.390% due 05/01/2035	306	308
4.391% due 07/01/2035	1,731	1,790
4.395% due 04/01/2034	42	42
4.416% due 03/01/2035	212	214
4.432% due 02/01/2035	549	564
4.433% due 06/01/2035	718	724
4.439% due 04/01/2033	1,851	1,882
4.451% due 04/01/2035	331	340
4.459% due 01/01/2035	226	229
4.462% due 05/01/2036	1,298	1,307
4.480% due 01/01/2035	233	236
4.490% due 01/01/2035	808	829
4.500% due 01/01/2010 - 12/25/2023	1,165	1,179
4.504% due 03/01/2035	86	87
4.513% due 01/01/2035	248	251
4.514% due 03/01/2034	1,709	1,735
4.526% due 12/01/2034	191	194
4.545% due 06/01/2035	1,967	1,990
4.563% due 11/01/2034	384	391
4.571% due 07/01/2035	1,551	1,594
4.574% due 09/01/2035 (g)	3,080	3,114
4.577% due 07/01/2033 - 04/01/2035	1,615	1,634
4.578% due 11/01/2034	164	168
4.609% due 03/01/2033	13	13
4.610% due 07/01/2034	74	75
4.638% due 11/01/2034	20	21
4.656% due 07/01/2033	172	175
4.663% due 04/01/2035	317	322
4.666% due 06/01/2033	140	143
4.668% due 05/25/2035	2,000	2,014
4.676% due 05/01/2035	981	992

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.688% due 04/01/2033	$1,739	$1,782
4.721% due 03/01/2035	210	214
4.738% due 05/01/2035	467	474
4.746% due 10/01/2035	377	379
4.751% due 02/01/2035	156	158
4.756% due 01/01/2015	34	33
4.768% due 10/01/2034	53	54
4.770% due 09/25/2008	11	11
4.776% due 07/01/2034	526	542
4.799% due 06/01/2033	421	428
4.832% due 01/01/2035	360	375
4.838% due 07/01/2035 (g)	4,557	4,667
4.840% due 07/01/2035 (g)	2,235	2,270
4.850% due 01/01/2035 - 05/01/2036	1,642	1,666
4.870% due 10/25/2008	28	28
4.878% due 09/01/2035 (g)	2,718	2,713
4.880% due 06/01/2033	196	200
4.881% due 06/01/2035	624	629
4.898% due 06/01/2035	871	885
4.915% due 02/01/2035	567	575
4.920% due 09/25/2008	5	5
4.949% due 04/01/2036	573	586
5.000% due 09/01/2009 - 07/01/2037	30,379	30,106
5.000% due 01/01/2037 - 09/01/2037 (g)	4,611	4,497
5.045% due 07/01/2035	177	179
5.050% due 06/01/2033	129	133
5.052% due 07/01/2035	1,172	1,193
5.056% due 02/01/2035	1,384	1,391
5.073% due 03/01/2036	584	586
5.095% due 08/01/2035	292	299
5.098% due 10/01/2035 (g)	2,168	2,207
5.152% due 12/01/2035	2,010	2,060
5.163% due 04/01/2036	463	470
5.172% due 02/01/2036	1,513	1,535
5.207% due 12/01/2036	613	629
5.222% due 03/01/2032	114	114
5.231% due 12/01/2014	23	24
5.247% due 12/01/2032	989	1,010
5.250% due 08/18/2017	100	100
5.254% due 02/01/2036 (g)	2,790	2,839
5.256% due 03/01/2036	419	421
5.272% due 12/01/2035	104	106
5.286% due 04/01/2037	409	418
5.311% due 09/01/2035 (g)	2,343	2,412
5.322% due 10/01/2026 - 11/01/2040	226	228
5.370% due 08/25/2043	1,000	986
5.386% due 04/01/2032	194	197
5.410% due 05/01/2036	190	191
5.422% due 10/01/2027	10	10
5.433% due 05/01/2036	340	342
5.500% due 10/01/2016 - 04/01/2038	29,662	29,920
5.500% due 11/01/2036 - 05/01/2037 (g)	57,009	57,622
5.505% due 01/01/2037	187	190
5.507% due 10/01/2028	55	55
5.522% due 07/01/2034	119	120
5.523% due 09/01/2015	45	46
5.540% due 12/01/2017	39	39
5.542% due 05/01/2017	66	67
5.546% due 01/01/2017	30	30
5.556% due 01/01/2029	24	24
5.599% due 10/01/2017	21	22
5.625% due 05/01/2015	16	17
5.663% due 05/01/2036	147	150
5.722% due 07/01/2042 - 10/01/2044	496	493
5.723% due 03/01/2044	21	21
5.772% due 05/01/2025	198	200
5.791% due 10/01/2018	874	881
5.807% due 04/01/2036	358	363
5.820% due 12/01/2036	316	322
5.850% due 09/16/2028	60	63

30	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.894% due 12/01/2036	$328	$334
5.922% due 11/01/2030 - 10/01/2040	258	258
6.000% due 03/01/2009 - 03/25/2016	634	652
6.022% due 12/01/2024	41	42
6.047% due 01/01/2037	1,779	1,810
6.050% due 05/25/2023	57	58
6.154% due 04/01/2036	53	54
6.220% due 10/01/2031	86	88
6.250% due 02/01/2011	459	484
6.255% due 11/01/2032	232	235
6.259% due 03/01/2029	19	20
6.280% due 02/01/2018	12	11
6.300% due 12/01/2024	12	12
6.306% due 10/01/2032	40	41
6.386% due 01/01/2033	259	261
6.400% due 12/01/2017	56	56
6.422% due 11/01/2035	45	47
6.440% due 07/01/2036	761	792
6.450% due 11/01/2019	28	28
6.495% due 03/01/2019	25	26
6.500% due 09/25/2008 - 12/25/2023	208	220
6.510% due 08/01/2036	1,081	1,131
6.625% due 07/01/2010 - 08/01/2018	57	59
6.635% due 03/01/2034	64	66
6.770% due 01/18/2029	229	245
6.794% due 09/01/2030	51	52
6.806% due 10/01/2033	36	37
6.876% due 09/01/2033	42	43
6.949% due 03/01/2030	30	31
6.974% due 05/01/2033	74	76
6.986% due 10/01/2033	937	958
7.000% due 03/01/2015 - 07/25/2042	1,278	1,345
7.021% due 04/01/2018	24	24
7.040% due 11/01/2024	123	124
7.044% due 09/01/2033	9	9
7.048% due 08/01/2032	66	67
7.080% due 03/01/2027	12	12
7.124% due 01/01/2028	27	27
7.190% due 03/01/2027	81	84
7.215% due 05/01/2031	15	14
7.250% due 09/01/2032	27	28
7.364% due 10/25/2008	15	15
7.500% due 08/25/2021 - 04/25/2022	364	377
7.682% due 10/25/2008	18	18
12.975% due 08/25/2021	100	123
14.365% due 10/25/2008	35	35

Farmer Mac
7.538% due 01/25/2012	328	331

Federal Home Loan Bank
4.750% due 07/14/2017	100	100
5.000% due 06/19/2018	500	503

Federal Housing Administration
7.430% due 03/01/2021	12	12

Freddie Mac
2.545% due 05/15/2023	131	132
2.859% due 08/25/2031	250	247
2.950% due 10/15/2022	49	49
2.959% due 10/25/2029	3	3
3.018% due 03/15/2031	988	971
3.068% due 10/15/2032 - 07/15/2034	977	962
3.168% due 12/15/2029	77	75
3.268% due 08/15/2029 - 12/15/2031	339	334
3.275% due 09/15/2023	64	64
3.318% due 04/15/2032	1,219	1,200
3.325% due 02/15/2024 - 09/15/2026	319	315

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.350% due 08/15/2023	$91	$91
3.368% due 08/15/2029 - 03/15/2032	1,931	1,900
3.375% due 05/15/2023	315	318
3.425% due 10/15/2008 - 04/15/2022	33	32
3.525% due 03/15/2020	70	71
3.539% due 09/01/2033	414	419
3.575% due 06/15/2022	75	76
3.803% due 09/01/2033	80	81
3.825% due 02/15/2021	27	27
3.851% due 01/01/2034	87	86
3.925% due 10/15/2022	72	72
3.975% due 05/15/2023	42	43
4.000% due 03/15/2012 - 10/15/2033	393	342
4.139% due 04/01/2034	330	331
4.171% due 06/01/2034	1,245	1,252
4.185% due 02/01/2035	666	685
4.206% due 04/01/2035	761	774
4.217% due 02/01/2035	937	946
4.240% due 03/01/2034	192	197
4.267% due 10/01/2033	162	161
4.290% due 12/01/2033	344	350
4.330% due 11/01/2034	104	105
4.334% due 11/01/2034	263	266
4.338% due 02/01/2035	208	211
4.354% due 02/01/2035	135	137
4.366% due 01/01/2035	178	181
4.367% due 11/01/2034	299	306
4.373% due 04/01/2033	63	63
4.384% due 01/01/2035	288	291
4.388% due 11/01/2034	90	91
4.392% due 09/01/2035	1,523	1,515
4.396% due 03/01/2034 (g)	2,438	2,488
4.397% due 11/01/2033	109	108
4.410% due 01/01/2035	688	698
4.418% due 02/01/2035	322	325
4.424% due 01/01/2035	318	318
4.429% due 04/01/2035	1,360	1,375
4.437% due 02/01/2035	172	175
4.440% due 02/01/2035	269	273
4.454% due 06/01/2035	1,283	1,293
4.459% due 10/01/2034	154	155
4.475% due 11/01/2034	139	140
4.500% due 08/01/2010 - 02/01/2035	2,519	2,540
4.582% due 08/01/2035	1,261	1,288
4.625% due 01/01/2035	834	857
4.672% due 09/01/2035	368	370
4.734% due 12/01/2033	1,060	1,081
4.809% due 11/01/2035	667	667
4.850% due 09/01/2035	124	125
4.897% due 03/01/2035 (g)	2,421	2,458
4.927% due 11/01/2035 (g)	3,200	3,253
4.934% due 04/01/2034	141	143
4.976% due 03/01/2035	305	309
4.981% due 01/01/2037	1,270	1,263
4.996% due 05/01/2035	731	744
5.000% due 02/15/2011 - 09/15/2035	1,962	1,958
5.017% due 12/01/2035	548	560
5.090% due 09/25/2023	1,166	1,171
5.129% due 01/01/2036	617	627
5.167% due 07/01/2034	1,799	1,822
5.183% due 09/01/2035	375	382
5.209% due 11/01/2034	731	740
5.250% due 07/30/2018	100	100
5.312% due 09/01/2035	76	77
5.346% due 04/01/2036	348	355
5.419% due 02/01/2036	151	159
5.434% due 07/01/2037	206	210
5.500% due 12/01/2008 - 05/15/2036	756	756
5.525% due 01/01/2032	52	52
5.569% due 04/01/2035	348	355

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.589% due 12/01/2035	$360	$361
5.658% due 04/01/2036	241	245
5.698% due 03/01/2025	86	87
5.709% due 03/01/2037 (g)	2,859	2,927
5.722% due 02/25/2045	73	71
5.760% due 03/01/2036	1,082	1,104
5.836% due 04/01/2032	139	140
5.907% due 08/01/2031	309	314
5.922% due 07/01/2037 - 07/25/2044	7,949	7,972
6.000% due 11/01/2036 - 09/01/2037 (g)	15,141	15,546
6.012% due 12/01/2024	433	439
6.105% due 11/01/2024	264	267
6.500% due 03/15/2009 - 07/25/2043	3,986	4,214
6.574% due 05/01/2026	65	68
6.588% due 01/01/2035	42	43
6.681% due 10/01/2036	4,924	5,025
6.701% due 09/01/2036	7,054	7,230
6.703% due 03/01/2028	17	17
6.717% due 11/01/2023	13	13
6.745% due 07/01/2036	6,586	6,756
6.837% due 10/01/2033	15	15
7.000% due 06/01/2016	1,488	1,562
7.052% due 02/01/2022	15	16
7.144% due 02/01/2026	32	33
7.151% due 11/01/2027	121	122
7.158% due 04/01/2031	35	36
7.175% due 04/01/2033	22	23
7.196% due 07/01/2032	38	39
7.197% due 03/01/2030	118	119
7.214% due 08/01/2029	24	24
7.235% due 08/01/2032	19	19
7.245% due 08/01/2023	36	37
7.314% due 09/01/2028	64	66
7.339% due 03/01/2033	31	31
9.250% due 11/15/2019	24	26
11.565% due 09/15/2014	39	44

Ginnie Mae
2.936% due 02/20/2029 - 09/20/2030	369	364
3.218% due 03/16/2029	214	213
3.368% due 10/16/2029	179	177
4.875% due 11/20/2031	32	32
5.125% due 10/20/2026 - 10/20/2033	210	209
5.625% due 09/20/2018 - 09/20/2033	1,489	1,497
6.000% due 04/20/2016 - 01/20/2034	1,207	1,231
6.250% due 02/20/2030	223	228
6.375% due 04/20/2017 - 04/20/2033	1,005	1,027
6.500% due 05/20/2016 - 04/20/2019	30	31
7.000% due 10/20/2021	471	488

Small Business Administration
4.340% due 03/01/2024	2,556	2,469
4.504% due 02/01/2014	5,939	5,814
4.625% due 02/01/2025	758	732
4.930% due 01/01/2024	2,041	2,064
5.160% due 02/01/2028	2,500	2,535
6.344% due 08/01/2011	1,428	1,475
6.640% due 02/01/2011	638	662
7.449% due 08/01/2010	920	944
8.017% due 02/10/2010	350	367

Tennessee Valley Authority
5.880% due 04/01/2036	3,000	3,417

Total U.S. Government Agencies (Cost $364,014)		372,490

See Accompanying Notes	Annual Report	March 31, 2008	31

Schedule of Investments  Asset-Backed Securities Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 29.0%

Adjustable Rate Mortgage Trust
5.228% due 11/25/2035	$3,960	$3,244

American Home Mortgage Investment Trust
2.749% due 09/25/2035	169	168
4.498% due 06/25/2045	493	357

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	684	679

Banc of America Funding Corp.
4.113% due 05/25/2035	139	132
6.142% due 01/20/2047	87	75

Banc of America Mortgage Securities, Inc.
3.864% due 02/25/2034	3,606	3,338
4.112% due 06/25/2034	470	417
4.145% due 07/25/2034	222	223
4.567% due 11/25/2033	335	305
6.089% due 08/25/2034	414	407
6.381% due 11/25/2034	312	243
6.500% due 09/25/2033	105	103
6.897% due 02/25/2033	369	367
7.157% due 07/25/2033	609	616
7.300% due 05/25/2033	486	490

Bear Stearns Adjustable Rate Mortgage Trust
3.959% due 04/25/2034	3,906	3,675
4.452% due 04/25/2034	2,341	2,048
4.488% due 02/25/2034	1,802	1,685
4.750% due 10/25/2035	322	311
4.777% due 11/25/2034	2,347	2,278
5.384% due 05/25/2033	1,865	1,867
5.447% due 10/25/2034	242	235
5.759% due 02/25/2036	803	774
6.099% due 11/25/2030	68	66
6.764% due 02/25/2033	24	23
6.841% due 10/25/2034	392	363
7.099% due 04/25/2034	474	449

Bear Stearns Alt-A Trust
4.375% due 12/25/2033	2,274	2,267
5.336% due 02/25/2036	55	41
5.371% due 05/25/2035	140	122
5.667% due 08/25/2036	2,321	1,959
5.882% due 01/25/2036	2,608	2,054

Bear Stearns Commercial Mortgage Securities
2.928% due 03/15/2019	76	72
3.468% due 03/15/2019	2,500	2,143

Bear Stearns Mortgage Securities, Inc.
6.056% due 06/25/2030	470	477

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	7,622	7,241
5.681% due 01/26/2036	2,826	2,392
5.783% due 12/26/2046	1,669	1,383

Carey Commercial Mortgage Trust
5.970% due 09/20/2019	1,740	1,724

CBA Commercial Small Balance Commercial Mortgage
2.879% due 12/25/2036	976	831

CC Mortgage Funding Corp.
3.859% due 01/25/2035	1,874	1,529

Chase Mortgage Finance Corp.
5.000% due 11/25/2033	321	311
5.398% due 01/25/2036	378	328

Citicorp Mortgage Securities, Inc.
5.000% due 12/25/2033	183	181
6.350% due 11/25/2018	52	51

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	68	63

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	800	798

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.248% due 08/25/2035	$2,272	$2,159
4.682% due 08/25/2035	1,051	1,023
4.900% due 12/25/2035	239	228
6.500% due 06/25/2016	3,698	3,795

Commercial Mortgage Pass-Through Certificates
3.306% due 02/05/2019	100	93
5.362% due 02/05/2019	3,000	2,973
5.479% due 02/05/2019	3,000	2,989
6.455% due 05/15/2032	1,190	1,191
6.715% due 02/01/2009	1,328	1,340

Countrywide Alternative Loan Trust
2.616% due 09/20/2046	25	24
2.746% due 03/20/2046	1,073	816
2.849% due 05/25/2035	595	473
2.856% due 11/20/2035	1,393	1,107
2.869% due 02/25/2036	485	381
2.879% due 12/25/2035	859	705
2.889% due 11/25/2035	212	168
2.909% due 10/25/2035	302	234
2.929% due 10/25/2035	237	184
5.196% due 08/25/2046	5,361	4,131
5.236% due 02/25/2036	2,337	1,742
5.500% due 03/25/2036	67	62
5.750% due 06/25/2033	1,326	1,330
6.000% due 10/25/2032	28	27
6.173% due 08/25/2036	981	782

Countrywide Home Loan Mortgage Pass-Through Trust
2.869% due 02/25/2035	373	306
2.889% due 04/25/2035	214	167
2.899% due 03/25/2035	182	163
2.919% due 03/25/2035	1,754	1,359
2.939% due 02/25/2035	219	175
2.989% due 02/25/2035	547	412
3.059% due 09/25/2034	447	351
3.189% due 08/25/2034	2,205	1,651
4.500% due 10/25/2018	380	309
4.562% due 02/19/2034	86	85
4.611% due 01/19/2034	1,793	1,643
5.000% due 06/25/2033	876	867
5.500% due 08/25/2033	928	720
5.500% due 11/25/2035	986	989
6.042% due 04/25/2035	595	397
6.097% due 07/19/2033	583	564
6.136% due 08/25/2034	281	253
6.381% due 06/19/2031	12	11
6.748% due 05/19/2033	108	107

CS First Boston Mortgage Securities Corp.
3.029% due 02/25/2034	1	1
3.079% due 01/25/2033	26	24
4.099% due 08/25/2033	1,370	1,274
4.652% due 01/25/2034	2,174	2,035
4.832% due 04/15/2037	2,000	1,956
4.940% due 12/15/2035	2,305	2,232
5.215% due 03/25/2032	430	389
5.500% due 11/25/2035	2,134	2,089
5.603% due 07/15/2035	1,180	1,178
6.250% due 07/25/2035	1,607	1,577
6.500% due 04/25/2033	96	92
7.000% due 02/25/2033	115	116
7.349% due 12/25/2032	275	274

Denver Arena Trust
6.940% due 11/15/2019	1,834	1,804

Downey Savings & Loan Association Mortgage Loan Trust
5.266% due 04/19/2047	2,448	1,836

Drexel Burnham Lambert CMO Trust
3.869% due 05/01/2016	211	211

First Horizon Alternative Mortgage Securities
4.713% due 06/25/2034	2,527	2,257
5.297% due 09/25/2034	1,182	1,155
6.216% due 03/25/2035	766	536

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Horizon Asset Securities, Inc.
4.915% due 02/25/2035	$605	$606
5.370% due 08/25/2035	1,882	1,772

First Republic Mortgage Loan Trust
3.079% due 06/25/2030	128	116
3.168% due 11/15/2031	792	733

GMAC Commercial Mortgage Securities, Inc.
4.154% due 07/10/2039	3,553	3,468
5.713% due 10/15/2038	500	502
6.278% due 11/15/2039	4,000	4,092
6.420% due 05/15/2035	35	35
6.500% due 05/15/2035	3,000	3,019

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	146	144

Greenpoint Mortgage Funding Trust
2.809% due 04/25/2036	814	554
2.819% due 06/25/2045	623	468
2.829% due 06/25/2045	790	595

Greenwich Capital Acceptance, Inc.
8.141% due 06/25/2024	74	74

Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	2,000	1,992

GS Mortgage Securities Corp. II
3.450% due 03/06/2020	4,500	4,205
6.044% due 08/15/2018	476	483

GSR Mortgage Loan Trust
2.949% due 01/25/2034	122	103
5.250% due 11/25/2035	4,812	4,300
6.000% due 03/25/2032	3	3

GSRPM Mortgage Loan Trust
3.299% due 01/25/2032	772	755

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	880	829
2.749% due 01/19/2038	1,587	1,209
2.749% due 02/19/2046	1,443	1,082
2.779% due 05/19/2035	873	688
2.799% due 03/19/2037	771	581
2.909% due 01/19/2035	17	15
4.584% due 11/19/2034	155	154
5.076% due 05/19/2033	1,663	1,612
5.137% due 07/19/2035	8,416	8,049
5.298% due 12/19/2035	179	172
5.922% due 06/19/2045	245	167
6.881% due 08/19/2034	896	901

Hilton Hotel Pool Trust
3.619% due 10/03/2015	2,000	2,004

Impac CMB Trust
3.499% due 10/25/2033	1,149	1,079

Impac Secured Assets CMN Owner Trust
2.949% due 05/25/2036	184	127
3.029% due 08/25/2036	3,070	2,155

Indymac ARM Trust
6.395% due 01/25/2032	35	35

Indymac Index Mortgage Loan Trust
2.809% due 06/25/2047	555	396
2.839% due 04/25/2035	679	533
2.879% due 03/25/2035	565	438
2.919% due 02/25/2035	577	446
3.209% due 09/25/2034	614	553
5.051% due 12/25/2034	1,781	1,625

Indymac Loan Trust
2.819% due 01/25/2011	73	48
2.879% due 07/25/2009	52	51

JPMorgan Chase Commercial Mortgage Securities Corp.
2.928% due 02/15/2019	3	3
3.890% due 01/12/2037	3,236	3,200
5.376% due 07/12/2037	1,900	1,915

32	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Mortgage Trust
5.105% due 06/25/2035	$761	$752

Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	54	56

LB Mortgage Trust
8.432% due 01/20/2017	242	263

LB-UBS Commercial Mortgage Trust
4.394% due 07/15/2030	34	34
4.904% due 06/15/2026	1,271	1,269
5.430% due 02/15/2040	100	97
6.058% due 06/15/2020	58	59

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	8,819	7,998
4.139% due 07/25/2034	145	135
6.164% due 10/25/2032	1,734	1,730
7.323% due 12/25/2033	9	9
7.526% due 01/25/2034	6	5

MASTR Asset Securitization Trust
4.750% due 12/25/2033	1,643	1,627

Mellon Residential Funding Corp.
3.168% due 11/15/2031	82	74
3.561% due 12/15/2030	763	735

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	33	27
4.972% due 05/25/2033	2,850	2,770

Merrill Lynch Mortgage Trust
4.218% due 06/12/2043	447	444

MLCC Mortgage Investors, Inc.
2.969% due 03/25/2028	15	14
4.250% due 10/25/2035	2,883	2,783
4.718% due 12/25/2034	1,828	1,735

Morgan Stanley Capital I
2.878% due 10/15/2020	18	17
5.223% due 11/14/2042	1,090	1,102

Nomura Asset Acceptance Corp.
2.699% due 06/25/2036	28	28

Ocwen Residential MBS Corp.
6.880% due 06/25/2039	576	289

Provident Funding Mortgage Loan Trust
3.901% due 10/25/2035	1,826	1,760
4.431% due 04/25/2034	1,804	1,748

Prudential Securities Secured Financing Corp.
0.000% due 05/25/2022	200	201

Residential Accredit Loans, Inc.
2.779% due 06/25/2046	5,108	4,173
2.789% due 04/25/2046	4,412	2,961
2.899% due 08/25/2035	5,621	4,367
5.334% due 09/25/2034	68	68

Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	39	39

Residential Asset Securitization Trust
2.949% due 10/25/2018	299	282
4.750% due 02/25/2019	584	581
5.217% due 12/25/2034	2,438	2,270

Residential Funding Mortgage Securities I
2.999% due 07/25/2018	263	261
6.500% due 03/25/2032	7	6

Rural Housing Trust 1987-1
8.330% due 04/01/2026	28	28

Salomon Brothers Mortgage Securities VII, Inc.
3.099% due 05/25/2032	205	194
4.115% due 09/25/2033	85	85
7.167% due 12/25/2030	1,383	1,338
8.500% due 05/25/2032	785	808

Sequoia Mortgage Trust
2.766% due 02/20/2035	105	93

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.909% due 10/19/2026	$226	$215
2.936% due 10/20/2027	41	38
3.216% due 10/20/2027	822	691
4.080% due 04/20/2035	317	290

Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,038

Structured Adjustable Rate Mortgage Loan Trust
2.939% due 08/25/2035	279	219
3.089% due 06/25/2034	1,587	1,453
4.500% due 02/25/2034	555	520
5.540% due 08/25/2035	2,026	1,708
5.726% due 01/25/2035	920	872

Structured Asset Mortgage Investments, Inc.
2.769% due 03/25/2037	1,384	974
2.819% due 05/25/2036	3,181	2,413
2.859% due 07/19/2034	2,761	2,226
2.909% due 03/19/2034	925	830
2.909% due 12/25/2035	971	749
2.979% due 10/19/2033	71	63
5.804% due 05/02/2030	367	343

Structured Asset Securities Corp.
4.420% due 06/25/2033	2,174	2,102
6.337% due 02/25/2032	6	5
6.639% due 10/25/2031	74	71
6.938% due 11/25/2032	19	19
7.191% due 06/25/2032	23	23
7.259% due 06/25/2033	742	764

Thornburg Mortgage Securities Trust
2.649% due 03/25/2046	689	683
2.699% due 03/25/2037	3,640	3,375
2.709% due 03/25/2046	1,645	1,616
2.719% due 07/25/2036	6,881	6,354

Travelers Mortgage Services, Inc.
7.248% due 09/25/2018	80	80

Wachovia Bank Commercial Mortgage Trust
0.201% due 10/15/2041 (b)	100,363	1,792
2.898% due 06/15/2020	89	82
2.908% due 09/15/2021	10,979	10,318

WaMu Mortgage Pass-Through Certificates
2.859% due 11/25/2045	1,611	1,300
2.869% due 12/25/2045	1,430	1,141
2.889% due 07/25/2045	1,553	1,188
2.889% due 08/25/2045	9	9
2.889% due 10/25/2045	37	29
2.909% due 01/25/2045	337	269
2.919% due 07/25/2045	2,731	2,544
2.989% due 12/25/2045	263	260
3.139% due 12/25/2027	1,581	1,402
3.495% due 11/25/2034	60	52
3.515% due 10/25/2044	2,100	1,791
3.545% due 06/25/2044	279	266
3.545% due 07/25/2044	238	211
3.625% due 07/25/2044	190	153
3.941% due 07/25/2034	470	473
4.039% due 09/25/2033	6,561	6,241
4.054% due 10/25/2033	500	499
4.138% due 08/25/2034	625	621
4.189% due 08/25/2033	90	80
4.243% due 06/25/2034	472	458
4.334% due 06/25/2033	1,045	1,044
4.670% due 04/25/2035	200	201
4.917% due 08/25/2035	6,373	6,303
5.220% due 02/27/2034	1,889	1,797
5.322% due 11/25/2041	21	20
5.326% due 02/25/2046	995	774
5.510% due 04/25/2033	604	577
5.718% due 05/25/2041	113	105
5.722% due 11/25/2041	269	263
5.726% due 06/25/2042	59	53
5.726% due 08/25/2042	56	51
5.726% due 04/25/2044	136	110
5.740% due 03/25/2033	1,443	1,423
6.542% due 12/19/2039	952	934

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington Mutual MSC Mortgage Pass-Through Certificates
3.099% due 01/25/2018	$255	$254
5.354% due 02/25/2033	1,897	1,891
7.020% due 02/25/2033	60	59
7.117% due 11/25/2030	96	96

Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034	450	450
4.000% due 08/25/2034	410	400
4.369% due 05/25/2035	1,042	1,044
4.479% due 06/25/2035	1,215	1,205
4.489% due 11/25/2033	140	128
4.515% due 11/25/2033	1,928	1,890
4.528% due 06/25/2034	3,565	3,376
4.541% due 02/25/2035	1,520	1,512
4.557% due 01/25/2035	3,727	3,463
4.573% due 12/25/2034	1,096	1,013
4.590% due 11/25/2034	1,524	1,521
4.596% due 12/25/2033	2,100	1,790
4.706% due 12/25/2033	2,746	2,504
4.733% due 07/25/2034	2,201	2,138
4.947% due 01/25/2035	5,136	4,825
4.950% due 03/25/2036	1,017	970
4.996% due 12/25/2034	91	85
5.000% due 10/25/2035	182	178
5.250% due 02/25/2018	621	619
6.630% due 02/25/2033	30	30

Total Mortgage-Backed Securities (Cost $340,619)		319,837

ASSET-BACKED SECURITIES 39.1%

Aames Mortgage Investment Trust
2.999% due 10/25/2035	1,780	1,693

ABFS Mortgage Loan Trust
3.099% due 04/25/2034	246	219
6.285% due 07/15/2033	2,000	1,858

Accredited Mortgage Loan Trust
2.639% due 09/25/2036	223	219
2.649% due 02/25/2037	1,859	1,770
2.659% due 04/25/2036	49	49
2.749% due 12/25/2035	1,789	1,760
2.809% due 12/25/2035	100	92

ACE Securities Corp.
2.649% due 08/25/2036	31	31
2.689% due 06/25/2037	2,221	2,097
2.749% due 12/25/2035	4,703	4,576
2.809% due 08/25/2035	354	350
3.399% due 03/25/2035	601	221

Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,180	2,331

American Express Credit Account Master Trust
2.998% due 11/15/2010	75	75
3.318% due 02/15/2012	867	849

American Home Mortgage Investment Trust
2.779% due 08/25/2035	45	28

American Residential Eagle Certificate Trust
3.599% due 05/25/2028	755	730

Amortizing Residential Collateral Trust
2.869% due 06/25/2032	76	69
2.879% due 01/25/2032	63	57
2.889% due 07/25/2032	14	12
2.949% due 08/25/2032	18	17

Amresco Residential Securities Mortgage Loan Trust
3.094% due 06/25/2028	189	157
3.109% due 03/25/2027	9	9
3.154% due 06/25/2027	141	123
3.690% due 09/25/2027	494	450

Argent Securities, Inc.
2.649% due 09/25/2036	116	114

See Accompanying Notes	Annual Report	March 31, 2008	33

Schedule of Investments  Asset-Backed Securities Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.649% due 10/25/2036	$47	$46
2.759% due 03/25/2036	4,856	4,745

Asset-Backed Funding Certificates
2.639% due 09/25/2036	303	298
2.659% due 01/25/2037	210	196
2.949% due 06/25/2034	1,127	997
3.019% due 03/25/2035	4,905	4,181
3.619% due 03/25/2032	1,890	1,452

Asset-Backed Securities Corp. Home Equity
2.709% due 05/25/2036	1,103	1,093
2.999% due 05/25/2036	2,500	464
3.338% due 06/15/2031	70	66
4.168% due 04/15/2033	173	144

Bayview Financial Asset Trust
2.999% due 12/25/2039	638	561

Bear Stearns Asset-Backed Securities Trust
2.659% due 05/25/2036	545	528
2.669% due 12/25/2036	1,391	1,252
2.689% due 04/25/2036	87	87
2.699% due 12/25/2035	56	56
2.719% due 05/25/2037	390	369
2.749% due 08/25/2036	250	241
2.799% due 09/25/2034	30	30
2.799% due 06/25/2036	2,685	2,416
2.929% due 10/25/2032	192	166
2.929% due 01/25/2036	901	877
2.999% due 10/27/2032	83	78
3.049% due 12/25/2033	1,208	907
3.089% due 06/25/2036	1,100	861
3.099% due 06/25/2035	4,989	4,694
3.099% due 09/25/2034 (j)	527	462
3.189% due 06/15/2043	2,713	2,377
3.199% due 10/25/2032	614	533
3.349% due 11/25/2042	598	512
3.599% due 10/25/2037	13,333	11,527
3.849% due 08/25/2037	7,231	6,691
4.199% due 10/25/2037	1,500	1,096
5.571% due 10/25/2036	3,841	3,782
5.783% due 07/25/2036	2,947	2,614

Bear Stearns Second Lien Trust
3.399% due 12/25/2036	5,000	3,701
5.099% due 12/25/2036	1,200	116

Capital Auto Receivables Asset Trust
5.040% due 05/17/2010	2,000	2,024

Carrington Mortgage Loan Trust
2.639% due 05/25/2036	10	10
2.649% due 10/25/2036	1,926	1,875
2.649% due 01/25/2037	2,474	2,317
2.664% due 07/25/2036	9	9
2.679% due 01/25/2036	1	1

CDC Mortgage Capital Trust
3.219% due 01/25/2033	46	40
3.649% due 01/25/2033	1,595	1,342

Cendant Mortgage Corp.
5.989% due 07/25/2043	207	194

Centex Home Equity
3.079% due 06/25/2034	30	26
3.289% due 09/25/2034	1,400	1,021
5.160% due 09/25/2034	1,955	1,524

Charming Shoppes Master Trust
3.148% due 05/15/2014	1,000	990

Chase Funding Mortgage Loan Asset-Backed Certificates
2.889% due 09/25/2033	7	7
3.139% due 04/25/2033	9	9
4.249% due 03/25/2032	73	47
4.515% due 02/25/2014	483	461
4.537% due 09/25/2032	9	8

CIT Group Home Equity Loan Trust
3.249% due 12/25/2031	1,201	812

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citibank Omni Master Trust
3.699% due 12/23/2013	$10,000	$10,020

Citigroup Mortgage Loan Trust, Inc.
2.639% due 08/25/2036	727	717
2.649% due 10/25/2036	788	770
2.669% due 08/25/2036	15	15
2.679% due 01/25/2037	399	381
2.699% due 10/25/2036	2,700	2,447
2.709% due 08/25/2036	2,100	1,949
2.709% due 03/25/2037	1,598	1,496
5.629% due 08/25/2035	2,777	2,532

Community Program Loan Trust
4.500% due 10/01/2018	4,279	4,261
4.500% due 04/01/2029	500	445

Conseco Finance
3.518% due 08/15/2033	184	118

Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	2,077	1,660

Contimortgage Home Equity Trust
3.298% due 06/15/2025	31	16
7.780% due 04/25/2014	3	3

Countrywide Asset-Backed Certificates
2.629% due 01/25/2046	27	27
2.649% due 01/25/2037	1,173	1,160
2.649% due 03/25/2037	981	942
2.649% due 05/25/2037	1,100	1,056
2.649% due 07/25/2037	254	243
2.649% due 08/25/2037	1,388	1,325
2.649% due 03/25/2047	1,128	1,106
2.659% due 03/25/2037	952	931
2.659% due 09/25/2046	1,110	1,087
2.679% due 10/25/2037	1,487	1,393
2.699% due 09/25/2047	2,012	1,907
2.709% due 10/25/2046	41	39
2.739% due 04/25/2036	95	94
2.759% due 02/25/2036	389	358
2.779% due 09/25/2036	174	162
2.789% due 06/25/2036	1,946	1,768
2.809% due 10/25/2035	470	465
2.829% due 09/25/2034	172	169
2.899% due 11/25/2033	43	38
2.939% due 05/25/2036	25	24
2.969% due 12/25/2034	75	69
2.989% due 11/25/2034	1,267	1,165
3.059% due 11/25/2036	4,000	3,082
3.069% due 11/25/2033	276	247
3.079% due 12/25/2031	31	28
3.099% due 09/25/2032	382	343
3.219% due 09/25/2033	18	17
3.265% due 07/25/2036	4	4
3.279% due 06/25/2033	33	33
3.499% due 04/25/2032	590	566
3.499% due 05/25/2032	700	677
4.946% due 10/25/2035	320	308
5.125% due 12/25/2034	6,000	4,916

Credit-Based Asset Servicing & Securitization LLC
2.659% due 03/25/2036	2	2
2.659% due 04/25/2037	4,260	3,968
3.029% due 01/25/2036	1,000	671
3.499% due 11/25/2033	2,826	2,649
4.699% due 01/25/2031	525	525

CS First Boston Mortgage Securities Corp.
2.849% due 01/25/2043	238	229
2.959% due 05/25/2044	272	245
3.219% due 01/25/2032	17	15

Embarcadero Aircraft Securitization Trust
3.918% due 08/15/2025 (a)	1,183	12

EMC Mortgage Loan Trust
3.049% due 12/25/2042	2,968	2,454
3.349% due 08/25/2040	1,469	1,269

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	$1,669	$1,573

Equity One Asset-Backed Securities, Inc.
2.849% due 07/25/2034	76	65
2.899% due 04/25/2034	33	29
2.939% due 07/25/2034	5	5

First Alliance Mortgage Loan Trust
2.500% due 10/25/2024	16	16
2.746% due 09/20/2027	50	48
8.020% due 03/20/2031	29	29

First Franklin Mortgage Loan Asset-Backed Certificates
2.629% due 07/25/2036	32	31
2.639% due 01/25/2038	2,576	2,440
2.649% due 11/25/2036	3,141	2,844
2.649% due 12/25/2036	952	903
2.669% due 03/25/2036	685	681
2.689% due 01/25/2036	49	48
2.709% due 04/25/2036	5,000	4,808
2.709% due 12/25/2037	1,150	923
2.979% due 10/25/2034	10	9
2.999% due 04/25/2035	3,000	2,443
3.219% due 11/25/2031	248	230

First International Bank N.A.
3.368% due 03/15/2027	131	52

First NLC Trust
2.669% due 08/25/2037	838	803
2.839% due 02/25/2036	2,280	2,241

Fleet Home Equity Loan Trust
2.786% due 01/20/2033	248	207

Ford Credit Auto Owner Trust
5.292% due 10/15/2008	1,234	1,237

Fremont Home Loan Trust
2.649% due 10/25/2036	1,855	1,830
2.669% due 02/25/2037	962	941
2.709% due 02/25/2036	600	572
2.719% due 04/25/2036	38	37

Green Tree Financial Corp.
6.110% due 09/01/2023	3,466	3,540
6.180% due 04/01/2030	1,300	1,246
6.220% due 03/01/2030	97	97
6.240% due 11/01/2016	4	4
6.450% due 06/01/2030	273	271
6.530% due 04/01/2030	929	904
6.810% due 12/01/2027	2,106	2,203
6.860% due 03/15/2028	42	43
6.860% due 07/15/2029	515	535
6.870% due 04/01/2030	57	56
7.140% due 03/15/2028	544	566
7.290% due 03/15/2028	339	349
7.360% due 02/15/2029	40	41
7.550% due 01/15/2029	1,880	1,924
7.620% due 06/15/2028	142	151

GSAA Trust
2.869% due 06/25/2035	822	581

GSAMP Trust
2.639% due 10/25/2046	996	950
2.669% due 02/25/2036	14	14
2.669% due 12/25/2036	697	669
2.719% due 12/25/2035	56	55
2.719% due 01/25/2047	3,216	3,082
2.749% due 10/25/2036	6,750	2,530
2.789% due 11/25/2035	6,900	2,215
2.889% due 03/25/2034	345	338
2.949% due 01/25/2045	467	415
3.149% due 03/25/2034	2,357	1,953
3.249% due 08/25/2033	91	82

GSR Mortgage Loan Trust
2.699% due 11/25/2030	27	27

34	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSRPM Mortgage Loan Trust
2.719% due 03/25/2035	$1,668	$1,602
2.979% due 09/25/2042	92	91

HFC Home Equity Loan Asset-Backed Certificates
2.716% due 01/20/2036	1,972	1,821
2.826% due 01/20/2034	431	350
2.886% due 09/20/2033	529	503
3.066% due 01/20/2034	916	713

Home Equity Asset Trust
2.659% due 05/25/2037	1,421	1,359
2.749% due 10/25/2036	100	86
2.759% due 05/25/2036	7,000	6,747
3.129% due 07/25/2034	726	516
3.199% due 11/25/2032	1	1
3.519% due 02/25/2033	1	1

Home Equity Mortgage Trust
2.779% due 05/25/2036	3,266	2,742
5.300% due 05/25/2036	135	65
5.321% due 04/25/2035	316	213

HSBC Asset Loan Obligation
2.659% due 12/25/2036	299	287

HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	4,967	4,579

IMC Home Equity Loan Trust
7.310% due 11/20/2028	120	120

Indymac Home Equity Loan Asset-Backed Trust
3.949% due 07/25/2034	1,000	762

Indymac Residential Asset-Backed Trust
2.639% due 08/25/2036	185	184
2.649% due 11/25/2036	237	233
2.659% due 04/25/2037	2,889	2,773

Irwin Home Equity Corp.
3.949% due 02/25/2029	1,142	1,081

Ischus CDO Ltd.
3.338% due 09/10/2013	691	566

IXIS Real Estate Capital Trust
2.659% due 08/25/2036	13	13

JPMorgan Mortgage Acquisition Corp.
2.639% due 08/25/2036	446	435
2.649% due 08/25/2036	980	947
2.649% due 10/25/2036	1,398	1,303
2.669% due 11/25/2036	315	300
2.709% due 08/25/2036	3,646	3,202

Keystone Owner Trust
7.900% due 01/25/2029	132	131
7.930% due 05/25/2025	23	23

LA Arena Funding LLC
7.656% due 12/15/2026	2,906	2,819

Lake Country Mortgage Loan Trust
3.129% due 12/25/2032	1,620	1,445

Lehman XS Trust
2.679% due 11/25/2046	3,093	2,931
2.749% due 08/25/2035	239	235
2.749% due 04/25/2037	419	397

Long Beach Mortgage Loan Trust
2.639% due 07/25/2036	56	55
2.689% due 01/25/2046	3	3
2.779% due 08/25/2035	153	147
2.879% due 10/25/2034	5	4
2.929% due 01/25/2046	47	36
3.069% due 08/25/2035	2,000	1,601
3.825% due 03/25/2032	2	1
4.024% due 03/25/2032	374	290

Madison Avenue Manufactured Housing Contract
4.049% due 03/25/2032	1,500	1,289

MASTR Asset-Backed Securities Trust
2.709% due 02/25/2036	100	98

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.749% due 11/25/2035	$78	$78
3.149% due 10/25/2034	1,234	1,012

MASTR Specialized Loan Trust
3.449% due 05/25/2037	630	468

MBNA Credit Card Master Note Trust
2.650% due 11/15/2010	180	180

Merrill Lynch First Franklin Mortgage Loan Trust
3.299% due 10/25/2037	1,514	1,479

Merrill Lynch Mortgage Investors, Inc.
2.629% due 05/25/2037	170	167
2.649% due 05/25/2037	670	659
2.659% due 10/25/2037	1,214	1,148
2.669% due 08/25/2036	2,071	1,977
2.679% due 09/25/2037	2,912	2,806
2.689% due 06/25/2037	2,000	1,904
2.739% due 01/25/2037	292	288

Mid-State Trust
6.005% due 08/15/2037	4,051	4,119
8.330% due 04/01/2030	1,076	1,131

Money Store Home Equity Trust
3.118% due 08/15/2029	133	128

Morgan Stanley ABS Capital I
2.629% due 06/25/2036	1,005	993
2.639% due 06/25/2036	33	32
2.639% due 07/25/2036	1,447	1,418
2.659% due 05/25/2037	2,200	2,084
2.669% due 03/25/2036	4	4
2.669% due 08/25/2036	19	19
2.699% due 04/25/2036	12,500	12,197
2.699% due 09/25/2036	25	21
2.699% due 10/25/2036	5,000	4,351
2.699% due 11/25/2036	5,000	4,503
2.719% due 02/25/2036	524	514
2.749% due 06/25/2036	325	255
4.599% due 07/25/2037	750	507

Morgan Stanley Dean Witter Capital I
5.074% due 01/25/2032	1,215	1,001

Morgan Stanley Home Equity Loans
2.649% due 12/25/2036	62	59
2.709% due 02/25/2036	1,886	1,869

Morgan Stanley IXIS Real Estate Capital Trust
2.709% due 11/25/2036	3,000	2,596

Morgan Stanley Mortgage Loan Trust
2.759% due 11/25/2036	3,227	1,983

Nationstar Home Equity Loan Trust
2.669% due 09/25/2036	621	608

New Century Home Equity Loan Trust
2.779% due 05/25/2036	1,300	1,073
2.859% due 06/25/2035	10	8
3.642% due 06/20/2031	3,200	3,035

Nomura Asset Acceptance Corp.
2.739% due 01/25/2036	345	324
2.909% due 01/25/2036	3,000	1,766

Nomura Home Equity Loan, Inc.
2.664% due 03/25/2036	241	240
2.909% due 05/25/2035	818	813

Novastar Home Equity Loan
2.989% due 05/25/2033	15	14

Oakwood Mortgage Investors, Inc.
3.192% due 03/15/2018	494	426

Option One Mortgage Loan Trust
2.649% due 01/25/2037	2,559	2,409
2.689% due 05/25/2037	397	382
2.899% due 04/25/2033	50	46
3.036% due 08/20/2030	13	12
3.129% due 05/25/2034	35	27
3.139% due 06/25/2032	9	9

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Origen Manufactured Housing
3.058% due 05/15/2032	$21	$21
7.650% due 03/15/2032	2,000	2,177

Ownit Mortgage Loan Asset-Backed Certificates
2.659% due 03/25/2037	315	309

Park Place Securities, Inc.
3.189% due 02/25/2035	2,000	1,504

Peco Energy Transition Trust
6.130% due 03/01/2009	63	63

People’s Choice Home Loan Securities Trust
3.029% due 05/25/2035	1,200	1,056

Popular ABS Mortgage Pass-Through Trust
2.689% due 06/25/2047	2,787	2,608

Quest Trust
2.719% due 08/25/2036	9,617	8,923
3.039% due 09/25/2034	2	2
4.299% due 07/20/2034	41	39

RAAC Series 2007-SP2
2.999% due 06/25/2047	1,500	1,051

Renaissance Home Equity Loan Trust
3.099% due 12/25/2033	262	243
3.219% due 03/25/2033	36	27
3.699% due 09/25/2037	2,534	2,493
3.799% due 08/25/2032	1,952	1,753
4.934% due 08/25/2035	140	127

Residential Asset Mortgage Products, Inc.
2.669% due 05/25/2036	66	65
2.669% due 02/25/2037	1,723	1,631
2.719% due 10/25/2036	3,078	2,936
3.319% due 04/25/2033	5	4
3.379% due 02/25/2033	12	12
5.707% due 08/25/2034	3,000	2,707
5.900% due 07/25/2034	2,000	937
5.942% due 04/25/2034	2,000	1,970

Residential Asset Securities Corp.
2.639% due 06/25/2036	183	182
2.639% due 08/25/2036	847	835
2.649% due 09/25/2036	24	24
2.659% due 04/25/2036	16	16
2.659% due 01/25/2037	1,541	1,462
2.669% due 07/25/2036	601	595
2.709% due 04/25/2037	2,318	2,172
2.729% due 03/25/2036	3,465	3,410
3.029% due 03/25/2035	7,000	6,284
3.179% due 06/25/2033	242	211
7.140% due 04/25/2032	764	223

Residential Funding Mortgage Securities II, Inc.
2.889% due 12/25/2032	21	12
6.230% due 05/25/2037	5,000	2,911
8.350% due 03/25/2025	97	97

SACO I, Inc.
2.659% due 05/25/2036	86	65
2.779% due 05/25/2036	4,930	2,132
2.809% due 03/25/2036	3,416	1,720
2.859% due 06/25/2036	1,517	1,212
3.099% due 07/25/2035	4,140	2,374
5.500% due 06/25/2036 (b)	7,846	86

Salomon Brothers Mortgage Securities VII, Inc.
3.079% due 03/25/2028	269	263

Saxon Asset Securities Trust
2.659% due 10/25/2046	1,090	1,051
3.099% due 03/25/2032	842	806
3.119% due 08/25/2032	328	323
3.139% due 01/25/2032	21	21

Securitized Asset-Backed Receivables LLC Trust
2.729% due 05/25/2037	3,321	3,113

SLM Student Loan Trust
2.840% due 06/15/2018	43	43
3.321% due 10/25/2016	387	386

See Accompanying Notes	Annual Report	March 31, 2008	35

Schedule of Investments  Asset-Backed Securities Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.331% due 04/25/2017	$57	$57
3.371% due 10/25/2016	5,000	4,938
3.471% due 10/25/2016	144	144
4.487% due 10/25/2017	5,000	4,865

Small Business Administration Participation Certificates
5.820% due 07/01/2027	196	205

Soundview Home Equity Loan Trust
2.639% due 11/25/2036	671	667
2.649% due 10/25/2036	806	779
2.789% due 02/25/2036	100	95
2.859% due 12/25/2035	5,500	5,078
2.899% due 11/25/2035	200	184
3.399% due 10/25/2037	5,851	5,737

Specialty Underwriting & Residential Finance
2.699% due 11/25/2037	3,000	2,505
3.019% due 12/25/2035	1,000	970

Structured Asset Securities Corp.
2.649% due 10/25/2036	1,094	1,061
2.649% due 02/25/2037	751	717
2.679% due 01/25/2037	1,281	1,164
2.719% due 02/25/2036	327	326
2.889% due 01/25/2033	2,034	1,839
2.949% due 12/25/2034	2,073	1,960
2.999% due 05/25/2034	22	19
3.249% due 05/25/2034	98	86
3.375% due 08/25/2031	111	96
3.649% due 01/25/2033	164	126
4.900% due 04/25/2035	952	880

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Superior Wholesale Inventory Financing Trust
3.118% due 01/15/2012	$3,000	$2,786

TABS Ltd.
4.335% due 02/12/2047	2,950	122

Trapeza CDO I LLC
5.425% due 11/16/2034	1,000	841

UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	538

Vanderbilt Mortgage Finance
5.840% due 02/07/2026	330	336
6.210% due 05/07/2026	1,605	1,642
7.905% due 02/07/2026	542	563

Washington Mutual Asset-Backed Certificates
2.659% due 10/25/2036	1,497	1,352

Wells Fargo Home Equity Trust
2.829% due 10/25/2035	518	499
2.849% due 12/25/2035	6,063	5,927

WMC Mortgage Loan Pass-Through Certificates
3.361% due 03/20/2029	77	71

World Financial Network Credit Card Master Trust
3.818% due 03/15/2013	2,000	1,902

Total Asset-Backed Securities (Cost $482,293)		431,399

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 2.4%

REPURCHASE AGREEMENTS 0.5%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	$1,000	$1,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,026. Repurchase proceeds are $1,000.)

State Street Bank and Trust Co.
1.900% due 04/01/2008	4,931	4,931
(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 3.875% due 08/22/2008 valued at $5,030. Repurchase proceeds are $4,931.)

		5,931

U.S. TREASURY BILLS 1.9%
1.376% due 05/29/2008 - 06/12/2008 (d)(e)	21,000	20,895

Total Short-Term Instruments (Cost $26,875)		26,826

Total Investments 108.9% (Cost $1,263,391)		$1,200,042

Other Assets and Liabilities (Net) (8.9%)		(97,869)

Net Assets (f) 100.0%		$1,102,173

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $20,396 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	As of March 31, 2008, portfolio securities with an aggregate value of $21,937 and derivative instruments with an aggregate appreciation of $19,083 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $131,518 at a weighted average interest rate of 4.913%. On March 31, 2008, securities valued at $102,728 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $7,525 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	4,278	$26,742
90-Day Eurodollar September Futures	Long	09/2008	775	3,836

				$30,578

(i)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.850%		12/20/2012	MLP	$10,000	$(423)
Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.860% due 01/25/2034	Buy	(0.800%	)	01/25/2034	RBS	1,466	395
Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.860% due 01/25/2034	Sell	1.860%		01/25/2034	GSC	1,466	(368)
Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.100% due 05/25/2033	Buy	(0.700%	)	05/25/2033	RBS	2,500	312
Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.100% due 05/25/2033	Sell	2.100%		05/25/2033	GSC	2,500	(297)
Avebury Finance CDO PLC floating rate based on 3-Month USD-LIBOR plus 1.400% due 01/08/2051	Buy	(1.800%	)	01/08/2051	JPM	1,000	293
Avebury Finance CDO PLC floating rate based on 3-Month USD-LIBOR plus 1.400% due 01/08/2051	Buy	(1.800%	)	01/08/2051	WAC	1,238	1,221

36	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	LEH	$2,000	$1,847
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	WAC	2,000	534
Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	LEH	2,000	1,838
Bear Stearns Asset-Backed Securities Trust floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%	)	12/25/2035	UBS	1,000	874
Bear Stearns Asset-Backed Securities Trust floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%		12/25/2035	BEAR	1,000	(872)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(3.000%	)	12/20/2017	GSC	2,000	(218)
Bear Stearns Cos., Inc. 6.950% due 08/10/2012	Buy	(4.050%	)	12/20/2012	CITI	5,000	(452)
Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%	)	07/12/2043	BCLY	1,946	1,807
Citigroup, Inc. 7.250% due 10/01/2010	Buy	(2.350%	)	03/20/2013	BNP	9,400	(86)
Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%	)	10/20/2020	CITI	1,000	197
Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Buy	(1.500%	)	10/25/2035	JPM	2,000	1,456
Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%		10/25/2035	LEH	2,000	(1,455)
Fannie Mae 5.500% due 06/09/2033	Sell	0.660%		12/20/2012	HSBC	9,000	84
Fannie Mae 5.500% due 06/09/2033	Sell	0.615%		03/20/2013	LEH	10,000	47
FBR Securitization Trust floating rate based on 1-Month USD-LIBOR plus 1.850% due 10/25/2035	Buy	(3.000%	)	10/25/2035	RBS	3,000	2,401
FBR Securitization Trust floating rate based on 1-Month USD-LIBOR plus 1.850% due 10/25/2035	Sell	3.500%		10/25/2035	JPM	3,000	(2,376)
Freddie Mac 5.080% due 02/07/2019	Sell	0.670%		12/20/2012	MSC	9,000	72
Freddie Mac 5.080% due 02/07/2019	Sell	0.720%		03/20/2013	MSC	5,000	49
Indymac Home Equity Loan Asset-Backed Trust floating rate based on 1-Month USD-LIBOR plus 0.630% due 06/25/2030	Buy	(0.450%	)	06/25/2030	BEAR	1,721	204
Indymac Home Equity Loan Asset-Backed Trust floating rate based on 1-Month USD-LIBOR plus 0.630% due 06/25/2030	Sell	1.500%		06/25/2030	MSC	1,721	(70)
Jackson Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 1.750% due 09/27/2046	Buy	(3.500%	)	09/27/2046	MLP	4,000	3,665
Jackson Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 1.750% due 09/27/2046	Buy	(3.500%	)	09/27/2046	WAC	1,000	231
Kent Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.550% due 05/08/2046	Buy	(1.830%	)	05/08/2046	BOA	2,957	2,880
KLIO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%	)	04/23/2039	BEAR	1,000	793
LB-UBS Commercial Mortgage Trust 5.404% until 04/15/2008 and variable thereafter, due 09/15/2040	Buy	(1.170%	)	09/15/2040	BEAR	1,000	604
Lenox Street Ltd. floating rate based on 3-Month USD-LIBOR plus 1.750% due 03/04/2045	Buy	(3.500%	)	03/04/2050	MLP	1,000	693
Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 02/25/2034	Buy	(0.490%	)	02/25/2034	BCLY	645	95
Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 2.250% due 07/25/2032	Buy	(2.250%	)	07/25/2032	CSFB	1,288	616
Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 2.250% due 07/25/2032	Sell	2.250%		07/25/2032	MSC	1,288	(593)
Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 02/25/2034	Buy	(2.000%	)	02/25/2034	GSC	735	302
Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 02/25/2034	Sell	2.250%		02/25/2034	MLP	735	(296)
Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 07/25/2033	Sell	4.500%		07/25/2033	BOA	492	(287)
Masco Corp. 5.875% due 07/15/2012	Buy	(0.610%	)	09/20/2012	BOA	5,000	444
Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Buy	(0.400%	)	03/20/2017	JPM	5,000	670
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%	)	11/12/2037	BEAR	1,000	406
Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.300% due 02/15/2047	Buy	(1.730%	)	02/15/2047	BOA	2,000	1,887
Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%	)	12/27/2033	MSC	554	67
New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Buy	(5.000%	)	06/25/2035	BOA	2,500	892
New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Sell	5.500%		06/25/2035	JPM	2,500	(862)
Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.250% due 05/25/2035	Buy	(1.100%	)	05/25/2035	DUB	2,000	1,089
Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.200% due 03/25/2035	Buy	(2.650%	)	03/25/2035	DUB	5,000	2,754
Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.200% due 03/25/2035	Sell	3.030%		03/25/2035	MSC	5,000	(2,734)

See Accompanying Notes	Annual Report	March 31, 2008	37

Schedule of Investments  Asset-Backed Securities Portfolio  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(3.000%	)	09/25/2034	JPM	$1,845	$1,580
Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Sell	5.000%		09/25/2034	GSC	1,845	(1,560)
Race Point CLO floating rate based on 3-Month USD-LIBOR plus 1.650% due 04/15/2020	Buy	(1.950%	)	04/15/2020	WAC	2,000	583
SLM Corp. 5.125% due 08/27/2012	Sell	3.100%		12/20/2008	BCLY	2,000	(93)
SLM Corp. 5.125% due 08/27/2012	Sell	3.100%		12/20/2008	MLP	5,000	(233)
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB	5,000	(307)
Specialty Underwriting & Residential Finance floating rate based on 1-Month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%	)	02/25/2035	BCLY	639	97
Structured Asset Investment Loan Trust floating rate based on 1-Month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%	)	02/25/2035	BCLY	1,000	433
Swiss Bank Corp. 7.375% due 06/15/2017	Buy	(2.400%	)	03/20/2013	BNP	5,000	7
Swiss Bank Corp. 7.375% due 06/15/2017	Buy	(2.400%	)	03/20/2013	GSC	10,000	14
TABS Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 08/07/2045	Buy	(4.200%	)	08/07/2045	BOA	888	745
Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	GSC	500	86
Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(3.900%	)	03/08/2040	GSC	934	788
Trinity CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%	)	03/08/2040	BEAR	2,000	1,493
Wachovia Corp. 5.625% due 12/15/2008	Buy	(2.930%	)	03/20/2013	BNP	9,400	(285)

							$23,678

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	CITI	$15,000	$(458)
CMBX N.A. BBB- 1 Index	Sell	1.340%		10/12/2052	DUB	2,000	(820)
Dow Jones CDX N.A. HY8 Index	Sell	0.415%		06/20/2012	CITI	1,987	(76)
Dow Jones CDX N.A. HY8 Index	Sell	0.630%		06/20/2012	CITI	4,968	(153)
Dow Jones CDX N.A. HY8 Index	Sell	0.787%		06/20/2012	BCLY	2,484	(80)
Dow Jones CDX N.A. HY8 Index	Sell	0.830%		06/20/2012	CITI	9,937	(235)
Dow Jones CDX N.A. HY8 Index	Sell	0.910%		06/20/2012	MLP	2,484	(53)
Dow Jones CDX N.A. HY8 Index	Sell	1.465%		06/20/2012	BCLY	4,968	(41)
Dow Jones CDX N.A. HY9 Index	Sell	0.735%		12/20/2012	LEH	9,937	(415)
Dow Jones CDX N.A. HY9 Index	Sell	1.140%		12/20/2012	MLP	9,937	(256)
Dow Jones CDX N.A. HY9 Index	Sell	1.443%		12/20/2012	MLP	4,968	(71)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB	31,000	127
Dow Jones CDX N.A. IG10 Index	Sell	1.550%		06/20/2013	MSC	6,600	(15)
Dow Jones CDX N.A. IG5 Index	Buy	(0.140%	)	12/20/2012	MSC	11,200	1,180
Dow Jones CDX N.A. IG5 Index	Sell	0.460%		12/20/2015	MSC	8,000	(1,197)
Dow Jones CDX N.A. IG7 Index	Sell	0.145%		12/20/2016	LEH	25,000	(1,884)
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	UBS	20,000	856
Dow Jones CDX N.A. IG8 Index	Sell	0.600%		06/20/2017	GSC	20,000	(828)
Dow Jones CDX N.A. IG9 Index	Sell	0.560%		12/20/2012	DUB	5,000	(83)
Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	DUB	300	(57)
Home Equity Index A Rating 2006-2	Buy	(0.440%	)	05/25/2046	CSFB	15,000	3,882
Home Equity Index AA Rating 2006-2	Sell	0.170%		05/25/2046	DUB	300	(54)
Home Equity Index AA Rating 2007-1	Sell	0.150%		08/25/2037	CSFB	5,000	(2,115)
Home Equity Index AA Rating 2007-1	Sell	0.150%		08/25/2037	DUB	300	(57)
Home Equity Index AAA Rating 2006-1	Sell	0.180%		07/25/2045	CSFB	13,795	(210)
Home Equity Index AAA Rating 2006-1	Sell	0.180%		07/25/2045	DUB	18,789	471
Home Equity Index AAA Rating 2006-2	Sell	0.110%		05/25/2046	CSFB	8,800	417
Home Equity Index AAA Rating 2006-2	Sell	0.110%		05/25/2046	MLP	5,000	(338)
Home Equity Index AAA Rating 2007-1	Sell	0.090%		08/25/2037	CITI	5,000	(721)
Home Equity Index AAA Rating 2007-1	Sell	0.090%		08/25/2037	CSFB	3,000	(350)
Home Equity Index BBB Rating 2006-1	Buy	(1.540%	)	07/25/2045	JPM	4,000	3,301
Home Equity Index BBB Rating 2006-1	Sell	1.540%		07/25/2045	CITI	4,000	(3,306)
Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	BEAR	2,000	1,654
Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	CSFB	2,000	1,648
Home Equity Index BBB Rating 2006-2	Buy	(1.330%	)	05/25/2046	BOA	5,000	3,537
Home Equity Index BBB Rating 2006-2	Buy	(1.330%	)	05/25/2046	CITI	5,000	4,411
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	JPM	10,000	(8,749)
Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	GSC	2,000	(1,635)
Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	JPM	2,000	(1,640)

							$(4,413)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

38	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	5.000%	06/21/2009	UBS	$55,500	$1,707
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS	214,200	4,963
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY	6,000	262
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM	2,000	73
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC	35,100	1,540
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC	14,000	(930)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS	52,200	(2,573)

						$5,042

(j)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Asset-Backed Securities Trust	3.099%	09/25/2034	03/29/2006	$527	$462	0.04%

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	04/01/2038	$1,500	$1,507	$1,537
Freddie Mac	6.000%	04/01/2038	17,000	17,072	17,433

				$18,579	$18,970

See Accompanying Notes	Annual Report	March 31, 2008	39

Schedule of Investments  Developing Local Markets Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 34.3%

BANKING & FINANCE 20.7%

American Express Bank FSB
2.659% due 06/22/2009	$300	$293
2.955% due 06/12/2009	1,000	995

American Express Centurion Bank
2.978% due 12/17/2009	100	98
3.075% due 05/07/2008	100	100

American Express Credit Corp.
2.619% due 05/19/2009	100	100

American International Group, Inc.
2.599% due 06/23/2008	200	199
2.868% due 06/16/2009	1,400	1,400

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	4,400	4,384

Banco Santander Chile
3.340% due 12/09/2009	1,000	965

Bank of America Corp.
2.681% due 09/25/2009	4,300	4,258
3.155% due 11/06/2009	200	199

Bank of America N.A.
2.901% due 06/12/2009	1,300	1,293

Bank of Ireland
2.814% due 12/18/2009	1,800	1,796

Bank of Scotland PLC
2.818% due 07/17/2008	100	100
3.050% due 12/08/2010	1,500	1,495
3.998% due 07/17/2008	1,000	1,000
4.037% due 07/17/2009	1,600	1,600

Bear Stearns Cos., Inc.
3.474% due 01/31/2011	1,500	1,377
4.325% due 07/16/2009	1,600	1,546
4.326% due 07/19/2010	4,359	3,931
7.250% due 02/01/2018	4,800	4,972

Caterpillar Financial Services Corp.
3.060% due 03/10/2009	500	499
3.130% due 05/18/2009	1,100	1,096
3.146% due 08/11/2009	700	697
4.593% due 10/09/2009	1,500	1,496

Charter One Bank N.A.
3.294% due 04/24/2009	1,000	994

CIT Group, Inc.
3.190% due 08/17/2009	700	588
3.401% due 01/30/2009	2,300	2,002

Citigroup Funding, Inc.
3.256% due 03/02/2009	3,456	3,428

Citigroup, Inc.
2.695% due 12/26/2008	200	200
2.701% due 12/28/2009	1,800	1,763
3.130% due 06/09/2009	2,000	1,977
3.160% due 05/18/2011	900	863
3.220% due 05/18/2010	500	489

Colvis Finance Ltd.
8.000% due 02/02/2009	3,200	3,202

Commonwealth Bank of Australia
3.098% due 06/08/2009	100	100

Credit Agricole S.A.
3.090% due 05/28/2009	800	801
3.140% due 05/28/2010	3,300	3,303

Credit Suisse USA, Inc.
3.080% due 06/05/2009	1,500	1,481

DnB NOR Bank ASA
4.447% due 10/13/2009	100	100

El Paso Performance-Linked Trust
7.750% due 07/15/2011	1,900	1,953

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Export-Import Bank of Korea
4.250% due 11/06/2008	$75	$75

Ford Credit de Mexico S.A. de C.V.
4.242% due 03/20/2009	1,800	1,732

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	300	295
5.800% due 01/12/2009	4,718	4,496
7.375% due 10/28/2009	2,100	1,915

Fortis Bank NY
2.711% due 09/28/2009	1,600	1,595

General Electric Capital Corp.
2.900% due 06/15/2009	100	100
2.920% due 12/15/2009	1,200	1,188
3.135% due 08/15/2011	200	196
3.274% due 10/26/2009	200	198
4.706% due 10/06/2010	1,400	1,378

GMAC LLC
3.749% due 09/23/2008	6,740	6,360
4.315% due 05/15/2009	1,100	940

Goldman Sachs Group, Inc.
2.639% due 12/23/2008	300	298
2.689% due 12/22/2008	2,200	2,185
2.689% due 06/23/2009	700	691
2.898% due 11/16/2009	2,500	2,457
3.150% due 11/16/2009	1,400	1,383
3.186% due 11/10/2008	1,700	1,691
3.276% due 03/02/2010	500	491
3.406% due 07/29/2008	1,300	1,297
5.950% due 01/18/2018	2,000	1,986

HSBC Bank USA N.A.
2.980% due 12/14/2009	250	249

HSBC Finance Corp.
2.930% due 09/15/2008	1,400	1,387
2.981% due 03/12/2010	1,800	1,730
3.070% due 05/21/2008	100	100
3.350% due 11/16/2009	700	668
3.954% due 10/21/2009	200	193

ICICI Bank Ltd.
4.917% due 01/12/2010	600	574

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	300	302

International Lease Finance Corp.
3.312% due 05/24/2010	1,000	947

John Deere Capital Corp.
2.779% due 09/25/2008	4,400	4,399
4.308% due 04/15/2008	800	800
4.308% due 07/15/2008	700	700
4.345% due 10/16/2009	2,100	2,097

JPMorgan Chase & Co.
2.656% due 06/26/2009	100	99
2.679% due 06/25/2010	1,500	1,463
3.125% due 05/07/2010	1,100	1,086
4.168% due 01/17/2011	1,400	1,371
4.919% due 10/02/2009	4,790	4,739

Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	3,725	3,622
2.728% due 11/24/2008	100	98
2.788% due 04/03/2009	1,000	954
2.809% due 12/23/2010	1,100	939
3.170% due 08/21/2009	2,000	1,916
3.170% due 11/16/2009	1,400	1,337
3.938% due 01/23/2009	1,000	960
3.984% due 10/22/2008	2,600	2,532
5.625% due 01/24/2013	5,000	4,869

Merrill Lynch & Co., Inc.
2.629% due 12/22/2008	200	199
3.158% due 08/14/2009	900	882
3.341% due 01/30/2009	500	494
3.888% due 10/23/2008	200	199

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Metropolitan Life Global Funding I
3.110% due 05/17/2010	$500	$490

Morgan Stanley
2.639% due 11/21/2008	100	99
3.206% due 02/09/2009	1,100	1,088
3.212% due 05/07/2009	200	197
4.134% due 01/22/2009	600	589

Pemex Finance Ltd.
9.030% due 02/15/2011	2,520	2,689
9.690% due 08/15/2009	990	1,022

Petroleum Export Ltd.
4.623% due 06/15/2010	1,300	1,295
4.633% due 06/15/2010	50	50
5.265% due 06/15/2011	1,804	1,818

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	100	100

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	3,000	3,064

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	100	100
3.074% due 11/20/2009	1,000	990

Sistema Finance S.A.
10.250% due 04/14/2008	650	654

SLM Corp.
3.471% due 07/27/2009	2,600	2,188

Spinnaker Capital Ltd.
14.300% due 06/15/2008	250	254

UBS AG
3.838% due 07/23/2009	2,700	2,633

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	1,000	999

Ventas Realty LP
6.750% due 06/01/2010	600	604
8.750% due 05/01/2009	470	479

VTB Capital S.A.
3.839% due 08/01/2008	3,000	2,970
4.812% due 11/02/2009	7,400	7,406

Wachovia Bank N.A.
3.146% due 12/02/2010	1,000	955
3.152% due 05/25/2010	750	724

Wachovia Corp.
2.920% due 03/15/2011	1,000	940
3.126% due 12/01/2009	1,500	1,461
3.301% due 10/28/2008	400	398
4.388% due 10/15/2011	1,600	1,483

Wells Fargo & Co.
2.659% due 03/23/2010	2,600	2,559
3.674% due 01/29/2010	3,470	3,454
3.808% due 01/24/2012	400	385

Westpac Banking Corp.
3.040% due 06/06/2008	300	300

World Savings Bank FSB
3.168% due 05/08/2009	250	250
3.201% due 03/02/2009	250	251

		178,923

INDUSTRIALS 9.0%

America Movil SAB de C.V.
2.755% due 06/27/2008	8,532	8,468
4.125% due 03/01/2009	300	302

Amgen, Inc.
3.170% due 11/28/2008	4,600	4,595

Anadarko Petroleum Corp.
3.200% due 09/15/2009	1,500	1,472

40	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cia Siderurgica Paulista
8.250% due 01/30/2009	$500	$519

Cisco Systems, Inc.
3.158% due 02/20/2009	300	300

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	7,484	8,136

Comcast Corp.
4.677% due 07/14/2009	2,800	2,726

ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009	304	303

CSC Holdings, Inc.
7.250% due 07/15/2008	100	100

CSN Islands VII Corp.
10.750% due 09/12/2008	2,900	2,967

CVS Caremark Corp.
3.376% due 06/01/2010	500	486

Daimler Finance North America LLC
3.562% due 08/03/2009	700	689

EchoStar DBS Corp.
5.750% due 10/01/2008	1,250	1,247
6.375% due 10/01/2011	1,800	1,732

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	6,004	5,995

General Mills, Inc.
4.024% due 01/22/2010	400	392

HJ Heinz Co.
6.428% due 12/01/2020	700	712

Home Depot, Inc.
2.925% due 12/16/2009	200	191

Kansas City Southern Railway
9.500% due 10/01/2008	2,600	2,649

Kimberly-Clark Corp.
3.344% due 07/30/2010	2,900	2,891

Kraft Foods, Inc.
3.596% due 08/11/2010	700	672

Mandalay Resort Group
6.500% due 07/31/2009	800	801
9.500% due 08/01/2008	100	100

MMK Finance S.A.
8.000% due 10/21/2008	4,008	4,048

New Albertson’s, Inc.
6.950% due 08/01/2009	100	102

Pemex Project Funding Master Trust
4.100% due 06/15/2010	4,650	4,662
6.058% due 10/15/2009	1,100	1,103

Qwest Communications International, Inc.
6.565% due 02/15/2009	33	33

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	2,400	2,525

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009	400	400

Target Corp.
6.000% due 01/15/2018	5,000	5,132

Time Warner, Inc.
3.300% due 11/13/2009	600	575

Transocean, Inc.
3.214% due 09/05/2008	1,600	1,592

United Technologies Corp.
3.146% due 06/01/2009	200	199

UnitedHealth Group, Inc.
4.462% due 02/07/2011	5,000	5,007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wal-Mart Stores, Inc.
2.700% due 06/16/2008	$400	$400

Walt Disney Co.
4.125% due 07/16/2010	1,500	1,486

Weyerhaeuser Co.
3.599% due 09/24/2009	2,100	2,071

Xerox Corp.
3.514% due 12/18/2009	300	296

		78,076

UTILITIES 4.6%

AT&T, Inc.
3.155% due 05/15/2008	600	600
3.195% due 02/05/2010	2,000	1,982
3.278% due 11/14/2008	1,700	1,700

BellSouth Corp.
3.165% due 08/15/2008	1,200	1,199

Deutsche Telekom International Finance BV
2.779% due 03/23/2009	2,800	2,765

Dominion Resources, Inc.
3.248% due 11/14/2008	100	99

Empresa Brasileira de Telecomunicacoes S.A.
11.000% due 12/15/2008	1,600	1,676

Empresa Nacional de Electricidad S.A.
7.750% due 07/15/2008	1,600	1,616

Entergy Gulf States, Inc.
3.740% due 12/08/2008	2,200	2,206

Florida Power Corp.
3.468% due 11/14/2008	5,000	4,997

Ohio Power Co.
4.826% due 04/05/2010	1,400	1,365

Public Service Electric & Gas Co.
3.776% due 03/12/2010	1,800	1,799

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	100	100

Qwest Corp.
5.625% due 11/15/2008	600	600

Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	764	769

Sprint Nextel Corp.
3.071% due 06/28/2010	1,200	1,024

Telefonica Emisones SAU
2.842% due 06/19/2009	6,000	5,846

Telefonos de Mexico SAB de C.V.
4.500% due 11/19/2008	4,727	4,752
4.750% due 01/27/2010	4,200	4,267

UBS Luxembourg S.A. for OJSC Vimpel Communications
10.000% due 06/16/2009	300	315

		39,677

Total Corporate Bonds & Notes (Cost $300,460)		296,676

U.S. GOVERNMENT AGENCIES 14.9%

Fannie Mae
2.666% due 12/25/2036 - 07/25/2037	1,181	1,085
2.799% due 10/27/2037	4,100	3,884
5.000% due 02/25/2017	51	53
5.722% due 06/01/2043 - 09/01/2044	369	367
6.000% due 07/01/2036 - 11/01/2037 (e)	81,839	83,928

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 10/01/2037 - 11/01/2037	$14,375	$14,741

Freddie Mac
2.859% due 08/25/2031	276	272
2.879% due 09/25/2031	262	262
3.048% due 02/15/2019	16,367	16,265
3.168% due 12/15/2030	294	288
5.000% due 08/15/2016 - 11/15/2029	242	247
5.722% due 02/25/2045	683	662
6.000% due 09/01/2037	6,526	6,699

Total U.S. Government Agencies (Cost $127,449)		128,753

MORTGAGE-BACKED SECURITIES 7.0%

Adjustable Rate Mortgage Trust
5.133% due 09/25/2035	366	356

American Home Mortgage Investment Trust
2.749% due 09/25/2035	17	17

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	17	17

Banc of America Funding Corp.
6.142% due 01/20/2047	521	452

Banc of America Mortgage Securities, Inc.
5.642% due 07/25/2034	268	260

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	8,638	8,263
4.488% due 02/25/2034	508	475
4.550% due 08/25/2035	4,601	4,424
4.607% due 07/25/2033	5,939	5,673
4.844% due 04/25/2034	314	299

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	61	48
5.706% due 09/25/2035	2,329	1,915
5.882% due 01/25/2036	869	685

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	62	62

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	169	148

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	4,537	4,310
5.681% due 01/26/2036	1,915	1,621
5.783% due 12/26/2046	1,113	922

CC Mortgage Funding Corp.
2.729% due 05/25/2048	385	313

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	3	3

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	320	319
4.248% due 08/25/2035	1,969	1,871
4.682% due 08/25/2035	362	343
4.748% due 08/25/2035	2,189	2,175

Commercial Mortgage Pass-Through Certificates
2.918% due 04/15/2017	27	26
6.455% due 05/15/2032	59	60

Countrywide Alternative Loan Trust
2.716% due 02/20/2047	158	119
2.779% due 05/25/2047	169	128
5.236% due 02/25/2036	48	36

Countrywide Home Loan Mortgage Pass- Through Trust
4.842% due 04/20/2035	1,356	1,290

CS First Boston Mortgage Securities Corp.
4.962% due 06/25/2033	729	730

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	61	57

See Accompanying Notes	Annual Report	March 31, 2008	41

Schedule of Investments  Developing Local Markets Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.679% due 02/25/2037	$57	$53
2.689% due 08/25/2037	475	464

First Horizon Asset Securities, Inc.
4.749% due 07/25/2033	226	225
5.370% due 08/25/2035	376	354

First Union-Lehman Brothers-Bank of America
6.560% due 11/18/2035	213	212

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	139	125
2.679% due 01/25/2047	168	159
2.869% due 11/25/2045	198	164

Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	622	597

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	635	587

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	44	41
2.749% due 01/19/2038	238	181
2.799% due 03/19/2037	257	194
5.219% due 07/19/2035	1,039	1,024

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	50	48

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	54	50
5.051% due 12/25/2034	244	223

JPMorgan Mortgage Trust
5.023% due 02/25/2035	1,473	1,341

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	116	110

MASTR Adjustable Rate Mortgages Trust
2.709% due 05/25/2047	50	49
3.786% due 11/21/2034	714	705

Merrill Lynch Floating Trust
2.888% due 06/15/2022	84	79

Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	1,562	1,255

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	711	629
3.599% due 10/25/2035	397	343
4.250% due 10/25/2035	2,749	2,583

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	491	479

Residential Accredit Loans, Inc.
2.699% due 09/25/2046	52	48
2.899% due 08/25/2035	92	71

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	358	303

Sequoia Mortgage Trust
4.080% due 04/20/2035	496	454

Structured Adjustable Rate Mortgage Loan Trust
4.880% due 07/25/2034	982	944
5.359% due 01/25/2035	370	353
5.540% due 08/25/2035	232	195

Structured Asset Mortgage Investments, Inc.
2.669% due 08/25/2036	191	186
2.699% due 09/25/2047	624	593
2.809% due 07/19/2035	1,869	1,545
2.819% due 05/25/2036	398	302
2.889% due 10/19/2034	585	509

Structured Asset Securities Corp.
4.080% due 06/25/2033	834	758
5.463% due 10/25/2035	53	51

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	24	23
2.709% due 01/25/2037	49	47

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	$146	$138
2.719% due 03/25/2046	100	99
2.719% due 09/25/2046	323	302

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	2,196	2,064

WaMu Mortgage Pass-Through Certificates
2.889% due 08/25/2045	9	9
4.208% due 06/25/2033	308	307
4.229% due 03/25/2034	487	486
5.056% due 01/25/2047	78	65
5.136% due 12/25/2046	74	58
5.326% due 02/25/2046	95	74
5.526% due 11/25/2042	44	42
5.572% due 10/25/2046	154	127
5.826% due 09/25/2046	298	245

Wells Fargo Mortgage-Backed Securities Trust
4.996% due 12/25/2034	389	366

Total Mortgage-Backed Securities (Cost $64,203)		60,455

ASSET-BACKED SECURITIES 5.8%

ACE Securities Corp.
2.649% due 08/25/2036	118	110
2.649% due 12/25/2036	60	58
2.679% due 10/25/2036	103	100
2.689% due 06/25/2037	165	155

American Express Credit Account Master Trust
3.318% due 02/15/2012	285	279

Argent Securities, Inc.
2.639% due 06/25/2036	7	7
2.649% due 09/25/2036	116	114
2.649% due 10/25/2036	234	228

Asset-Backed Funding Certificates
2.639% due 09/25/2036	152	149
2.659% due 10/25/2036	114	111
2.659% due 11/25/2036	56	52
2.659% due 01/25/2037	471	442
2.949% due 06/25/2034	305	270

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	34	33
2.649% due 12/25/2036	53	51
2.679% due 05/25/2037	150	146

Atrium CDO Corp.
3.736% due 06/27/2015	485	469

Aurum CLO 2002-1 Ltd.
4.688% due 04/15/2014	740	723

Bank One Issuance Trust
2.928% due 02/15/2011	100	100

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	55	51
2.679% due 10/25/2036	63	60
2.689% due 04/25/2036	16	16
2.799% due 09/25/2034	47	47
3.599% due 10/25/2037	1,148	1,035

Carrington Mortgage Loan Trust
2.639% due 05/25/2036	19	19
2.649% due 01/25/2037	56	52
2.699% due 06/25/2037	817	771
2.919% due 10/25/2035	48	41

Chase Credit Card Master Trust
2.928% due 10/15/2010	100	100
2.928% due 02/15/2011	100	100

Chase Issuance Trust
2.828% due 12/15/2010	100	100
2.838% due 02/15/2012	100	99

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	$400	$400

Citibank Omni Master Trust
3.699% due 12/23/2013	7,800	7,815

Citigroup Mortgage Loan Trust, Inc.
2.639% due 08/25/2036	73	72
2.649% due 11/25/2036	28	27
2.659% due 05/25/2037	333	316

Countrywide Asset-Backed Certificates
2.649% due 01/25/2037	50	49
2.649% due 03/25/2037	85	82
2.649% due 05/25/2037	1,209	1,166
2.649% due 03/25/2047	141	138
2.659% due 03/25/2037	130	127
2.659% due 09/25/2046	26	25
2.669% due 07/25/2036	9	9
2.669% due 06/25/2037	65	63
2.679% due 06/25/2037	67	63
2.679% due 10/25/2037	149	139
2.709% due 10/25/2046	367	355
2.759% due 02/25/2036	75	69
2.779% due 09/25/2036	174	162
3.265% due 07/25/2036	3	3

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	66	63
2.719% due 07/25/2037	1,522	1,435

Daimler Chrysler Auto Trust
3.908% due 10/08/2010	2,000	1,995
5.250% due 05/08/2009	2	2

First Franklin Mortgage Loan Asset-Backed Certificates
2.629% due 07/25/2036	32	31
2.639% due 09/25/2036	102	96
2.639% due 01/25/2038	68	64
2.649% due 11/25/2036	1,463	1,324
2.649% due 12/25/2036	48	45
2.669% due 12/25/2037	61	58
2.689% due 01/25/2036	6	6

First NLC Trust
2.669% due 08/25/2037	586	562

First USA Credit Card Master Trust
2.935% due 04/18/2011	200	200

Ford Credit Auto Owner Trust
3.418% due 07/15/2010	1,700	1,695

Fremont Home Loan Trust
2.649% due 10/25/2036	50	49
2.659% due 01/25/2037	67	61
2.669% due 02/25/2037	206	202
2.769% due 01/25/2036	13	13

GE-WMC Mortgage Securities LLC
2.639% due 08/25/2036	104	101

GSAMP Trust
2.669% due 09/25/2036	119	115
2.669% due 10/25/2036	23	21
2.669% due 12/25/2036	70	67

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	36	35
3.336% due 11/20/2036	427	423

Home Equity Asset Trust
2.659% due 05/25/2037	71	68

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	64	59
2.649% due 12/25/2036	870	807
2.659% due 05/25/2037	423	400

Indymac Residential Asset-Backed Trust
2.649% due 11/25/2036	63	62
2.659% due 04/25/2037	53	51
2.679% due 07/25/2037	145	137
2.729% due 04/25/2037	132	127

42	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Mortgage Acquisition Corp.
2.649% due 08/25/2036	$256	$247
2.659% due 04/01/2037	239	221
2.669% due 11/25/2036	45	43
2.679% due 08/25/2036	100	93
2.679% due 03/25/2037	140	135
2.709% due 08/25/2036	664	600

Lehman ABS Mortgage Loan Trust
2.689% due 06/25/2037	170	163

Lehman XS Trust
2.669% due 05/25/2046	25	24
2.679% due 04/25/2046	128	126
2.679% due 08/25/2046	122	119
2.679% due 11/25/2046	262	248
2.689% due 05/25/2046	55	54
2.719% due 11/25/2036	162	155

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	9	9
2.639% due 07/25/2036	56	55
2.639% due 11/25/2036	55	52
2.659% due 10/25/2036	105	101
2.689% due 01/25/2046	11	11
2.879% due 10/25/2034	62	56

MASTR Asset-Backed Securities Trust
2.649% due 03/25/2036	35	34
2.659% due 10/25/2036	9	9
2.659% due 11/25/2036	57	54
2.679% due 05/25/2037	138	129
2.749% due 11/25/2035	24	24

MBNA Credit Card Master Note Trust
2.998% due 10/17/2011	4,500	4,465

Merrill Lynch First Franklin Mortgage Loan Trust
2.659% due 07/25/2037	252	231

Merrill Lynch Mortgage Investors, Inc.
2.629% due 06/25/2037	31	31
2.649% due 05/25/2037	247	243
2.669% due 08/25/2036	949	906
2.669% due 02/25/2037	43	42
2.669% due 07/25/2037	159	153
2.679% due 09/25/2037	270	260

Morgan Stanley ABS Capital I
2.639% due 06/25/2036	16	16
2.639% due 10/25/2036	51	50
2.649% due 09/25/2036	145	138
2.649% due 10/25/2036	52	51
2.649% due 11/25/2036	116	110
2.659% due 05/25/2037	315	301
2.719% due 02/25/2036	87	86

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036	51	48

Nationstar Home Equity Loan Trust
2.659% due 06/25/2037	159	154

New Century Home Equity Loan Trust
2.669% due 08/25/2036	111	109
2.779% due 05/25/2036	100	83

Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	6	6

Option One Mortgage Loan Trust
2.649% due 07/25/2036	17	17
2.649% due 01/25/2037	54	51

Popular ABS Mortgage Pass-Through Trust
2.689% due 06/25/2047	159	149

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036	32	31
2.679% due 10/25/2036	154	147
2.699% due 08/25/2046	51	49

Residential Asset Securities Corp.
2.639% due 06/25/2036	81	80
2.639% due 08/25/2036	97	95

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.669% due 07/25/2036	$103	$102
2.669% due 11/25/2036	146	139
2.679% due 10/25/2036	138	134
2.719% due 04/25/2036	689	674

Saxon Asset Securities Trust
2.659% due 10/25/2046	195	188

Securitized Asset-Backed Receivables LLC Trust
2.659% due 03/25/2036	29	29
2.659% due 12/25/2036	151	137
2.679% due 11/25/2036	71	65
2.729% due 05/25/2037	2,325	2,179

SLC Student Loan Trust
3.045% due 02/15/2015	815	811

SLM Student Loan Trust
3.311% due 04/25/2014	596	594
3.321% due 07/25/2013	2,231	2,226
3.321% due 10/25/2016	78	78
3.321% due 07/25/2017	109	108
3.331% due 04/25/2017	2,415	2,402
3.481% due 01/25/2017	97	97

Soundview Home Equity Loan Trust
2.649% due 10/25/2036	155	150
2.659% due 11/25/2036	107	104
2.659% due 12/25/2036	29	28
2.679% due 01/25/2037	45	43
2.679% due 06/25/2037	156	148
2.699% due 10/25/2036	25	25
3.399% due 10/25/2037	627	615

Specialty Underwriting & Residential Finance
2.629% due 06/25/2037	30	29
2.644% due 11/25/2037	47	45
2.659% due 02/25/2037	8	7

Structured Asset Investment Loan Trust
2.649% due 07/25/2036	41	39

Structured Asset Securities Corp.
2.649% due 10/25/2036	274	265
2.679% due 01/25/2037	64	58
4.900% due 04/25/2035	333	308

Washington Mutual Asset-Backed Certificates
2.649% due 01/25/2037	69	65
2.659% due 10/25/2036	71	64

Wells Fargo Home Equity Trust
2.649% due 01/25/2037	48	46

Total Asset-Backed Securities (Cost $51,877)		50,408

SOVEREIGN ISSUES 4.1%

Banco Nacional de Desenvolvimento Economico e Social
5.330% due 06/16/2008	4,230	4,251

Colombia Government International Bond
9.750% due 04/23/2009	2,200	2,359

Export-Import Bank of Korea
3.166% due 06/01/2009	3,300	3,307
4.125% due 02/10/2009	100	100
4.500% due 08/12/2009	2,700	2,711

Korea Development Bank
3.364% due 10/31/2008	2,000	1,999
3.875% due 03/02/2009	2,960	2,954
4.326% due 10/20/2009	5,192	5,201
4.750% due 07/20/2009	300	303
5.300% due 01/17/2013	1,150	1,180

Mexico Government International Bond
4.625% due 10/08/2008	200	202

Panama Government International Bond
8.250% due 04/22/2008	600	600
9.625% due 02/08/2011	3,077	3,526

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Philippine Government International Bond
8.375% due 03/12/2009		$800	$840

Russia Government International Bond
8.250% due 03/31/2010		166	177

Ukraine Government International Bond
6.391% due 08/05/2009		5,700	5,821

Total Sovereign Issues (Cost $35,331)			35,531

FOREIGN CURRENCY-DENOMINATED ISSUES 12.2%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	2,700	252

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2045	BRL	1,000	869

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		92,537	47,801
10.000% due 01/01/2017		63,140	30,050

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		4,400	3,841

Colombia Government International Bond
9.850% due 06/28/2027	COP	7,680,000	3,778

Mexican Bonos
8.000% due 12/24/2008	MXN	157,000	14,818

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016		19,700	1,912

Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	58,267	2,645

Total Foreign Currency-Denominated Issues (Cost $104,855)			105,966

SHORT-TERM INSTRUMENTS 5.1%

CERTIFICATES OF DEPOSIT 0.8%

Abbey National Treasury Services PLC
3.069% due 07/02/2008		$300	299

Barclays Bank PLC
3.206% due 08/10/2009		3,400	3,405

Calyon Financial, Inc.
4.035% due 01/16/2009		700	700

Fortis Bank NY
2.622% due 04/28/2008		100	100

HSBC Bank USA N.A.
3.294% due 07/28/2008		100	100

Nordea Bank Finland PLC
3.028% due 05/28/2008		300	300
3.046% due 04/09/2009		800	800

Societe Generale NY
2.652% due 06/30/2008		300	300

Unicredito Italiano NY
3.085% due 05/29/2008		400	400
3.135% due 05/06/2008		300	300

			6,704

COMMERCIAL PAPER 2.2%

Federal Home Loan Bank
1.500% due 04/01/2008		18,900	18,900

See Accompanying Notes	Annual Report	March 31, 2008	43

Schedule of Investments  Developing Local Markets Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.0%

Deutsche Bank AG
1.200% due 04/01/2008	$16,400	$16,400
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $16,740. Repurchase proceeds are $16,401.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	876	876
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $897. Repurchase proceeds are $876.)

		17,276

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.1%
1.068% due 06/12/2008 - 06/26/2008 (a)(c)	$1,250	$1,244

Total Short-Term Instruments (Cost $44,123)		44,124

PURCHASED OPTIONS (h) 0.0%
(Cost $6)		4

Total Investments 83.4% (Cost $728,304)		$721,917

Other Assets and Liabilities (Net) 16.6%		143,184

Net Assets (d) 100.0%		$865,101

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $1,245 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $6,711 and derivative instruments with an aggregate depreciation of ($1,522) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $75,000 at a weighted average interest rate of 2.750%. On March 31, 2008, securities valued at $78,267 were pledged as collateral for reverse repurchase agreements.
(f)	Cash of $355 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note June Futures	Short	06/2008	252	$(407)

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay) Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.223%	)	03/20/2018	RBS	$4,800	$(256)
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%	)	03/20/2018	BOA	2,000	87
Korea Development Bank 5.750% due 09/10/2013	Buy	(0.940%	)	03/20/2013	MSC	1,150	18
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	DUB	1,000	63
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.360%	)	03/20/2013	CITI	4,500	294
Target Corp. 6.000% due 01/15/2018	Buy	(1.180%	)	03/20/2018	GSC	5,000	24

							$230

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	CITI	ZAR	16,750	$6
Pay	3-Month ZAR-Johannesburg Interbank Agreed Rate	9.990%	11/09/2010	HSBC		16,750	47
Pay	6-Month PLN-LIBOR	6.000%	06/18/2010	JPM	PLN	30,000	15
Pay	28-Day Mexico Interbank TIIE Banxico	8.410%	04/17/2009	JPM	MXN	7,700	14
Pay	28-Day Mexico Interbank TIIE Banxico	9.920%	08/12/2015	MSC		4,000	308
Pay	28-Day Mexico Interbank TIIE Banxico	8.770%	08/03/2016	CITI		2,550	62
Pay	28-Day Mexico Interbank TIIE Banxico	8.780%	08/03/2016	BCLY		2,550	(44)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		224,000	(44)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		58,000	(60)
Receive	BRL-CDI-Compounded	12.290%	01/02/2009	MLP	BRL	2,500	(8)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MLP		506,900	(1,514)

							$(1,218)

(h)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond June Futures	$147.000	05/23/2008	252	$3	$4

44	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 06/01/2038	$106.500	06/05/2008	$11,700	$1	$0
Call - OTC U.S. Treasury Notes 3.625% due 12/31/2012	116.500	06/20/2008	10,600	1	0
Call - OTC U.S. Treasury Notes 4.250% due 11/15/2017	131.000	06/20/2008	14,300	1	0

				$3	$0

(i)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	6.000%	04/01/2038	$100,000	$100,894	$102,453
Freddie Mac	6.000%	04/01/2038	7,100	7,130	7,281
U.S. Treasury Notes	3.625%	12/31/2012	10,600	11,107	11,320
U.S. Treasury Notes	4.250%	11/15/2017	14,300	15,000	15,519

				$134,131	$136,573

(2)	Market value includes $389 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	9,596	05/2008	$5	$0	$5
Buy	BRL	101,279	07/2008	4,239	(3)	4,236
Sell		118,000	07/2008	766	(539)	227
Buy		68,176	12/2008	1,224	0	1,224
Sell		142,819	12/2008	1,514	0	1,514
Buy	CLP	16,879,662	07/2008	3,682	(28)	3,654
Buy		6,198,536	12/2008	1,195	0	1,195
Buy	CNY	5,327	07/2008	35	0	35
Sell		5,327	07/2008	0	(14)	(14)
Buy		11,842	10/2008	47	0	47
Sell		11,842	10/2008	0	(69)	(69)
Buy		229,152	03/2009	2,777	(4)	2,773
Sell		183,282	03/2009	0	(865)	(865)
Buy	COP	43,944,198	12/2008	1,274	0	1,274
Sell		7,977,402	12/2008	0	(67)	(67)
Buy	CZK	460,964	07/2008	4,359	(7)	4,352
Sell		249,165	07/2008	0	(533)	(533)
Buy		1,056,616	12/2008	6,985	0	6,985
Sell		682,675	12/2008	0	(3,114)	(3,114)
Buy	HKD	452,925	05/2008	10	(3)	7
Sell		330,887	05/2008	0	(54)	(54)
Buy	HUF	5,590,421	07/2008	2,095	0	2,095
Sell		5,517,094	07/2008	109	(924)	(815)
Buy	IDR	240,447,645	05/2008	769	0	769
Sell		185,450,000	05/2008	5	(32)	(27)
Buy	ILS	28,812	11/2008	800	0	800
Sell		27,236	11/2008	322	0	322
Buy	INR	219,527	05/2008	230	0	230
Buy		885,569	08/2008	0	(328)	(328)
Sell		404,600	08/2008	11	0	11
Sell	JPY	1,076,790	05/2008	4	(211)	(207)
Buy	KRW	9,250,810	05/2008	0	(570)	(570)
Sell		6,856,115	05/2008	150	(40)	110
Buy		54,711,669	08/2008	0	(3,123)	(3,123)
Buy	KWD	752	05/2008	218	0	218
Buy	MXN	852,101	07/2008	1,795	(12)	1,783
Sell		435,249	07/2008	0	(532)	(532)
Buy	MYR	74,168	05/2008	1,448	0	1,448
Sell		32,010	05/2008	0	(2)	(2)
Buy		185,808	08/2008	910	(65)	845
Sell		16,008	08/2008	6	0	6
Buy	PEN	9,768	07/2008	0	0	0
Buy	PHP	1,549,006	05/2008	1,323	(848)	475
Buy		1,634,596	08/2008	278	(605)	(327)
Sell		211,000	08/2008	15	0	15
Buy	PLN	255,850	07/2008	15,101	(12)	15,089
Sell		97,209	07/2008	0	(2,288)	(2,288)
Buy	RON	89,900	11/2008	1,920	0	1,920
Sell		89,900	11/2008	0	(2,366)	(2,366)
Buy	RUB	207,492	07/2008	503	0	503
Buy		1,741,868	11/2008	1,199	(12)	1,187

See Accompanying Notes	Annual Report	March 31, 2008	45

Schedule of Investments  Developing Local Markets Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SAR	9,811	05/2008	$2	$0	$2
Buy	SGD	96,559	05/2008	5,244	0	5,244
Sell		34,508	05/2008	0	(128)	(128)
Buy		72,380	08/2008	2,511	0	2,511
Sell		6,921	08/2008	0	(52)	(52)
Buy		30,350	11/2008	320	0	320
Buy	SKK	947,801	07/2008	3,214	(11)	3,203
Sell		213,520	07/2008	0	(337)	(337)
Buy		3,640	10/2008	17	0	17
Buy	TRY	38,594	12/2008	0	(3,117)	(3,117)
Buy	TWD	580,723	09/2008	198	0	198
Buy	ZAR	350,330	07/2008	0	(4,484)	(4,484)
Sell		20,118	07/2008	380	0	380
Buy		141,625	12/2008	0	(1,118)	(1,118)

				$69,209	$(26,517)	$42,692

46	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments Emerging Markets Portfolio	March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 0.2%

Argentina Bonos
3.092% due 08/03/2012		$5,000	$2,654

Total Argentina (Cost $2,924)			2,654

AUSTRALIA 0.9%

National Australia Bank Ltd.
3.578% due 02/08/2010		$15,000	15,007

Total Australia (Cost $15,000)			15,007

BRAZIL 30.0%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2045	BRL	2,000	1,737

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		442,141	228,390
10.000% due 01/01/2017		340,840	162,206

Brazilian Government International Bond
8.250% due 01/20/2034		$100	120
10.250% due 01/10/2028	BRL	44,750	23,871
12.500% due 01/05/2016		20,000	12,297
12.500% due 01/05/2022		40,750	25,313

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		5,800	5,062
6.000% due 08/15/2024		60,000	52,595

Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		$2,100	2,189

CSN Islands VII Corp.
10.750% due 09/12/2008		2,025	2,071

Embraer Overseas Ltd.
6.375% due 01/24/2017		1,200	1,200

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		1,300	1,346
8.800% due 01/30/2017		1,500	1,568

Total Brazil (Cost $530,336)			519,965

CAYMAN ISLANDS 0.0%

Petrobras International Finance Co.
6.125% due 10/06/2016		$650	651

Total Cayman Islands (Cost $630)			651

CHILE 0.1%

Banco Santander Chile
5.375% due 12/09/2014		$1,500	1,594

CODELCO, Inc.
5.625% due 09/21/2035		100	94
6.150% due 10/24/2036		100	102

Total Chile (Cost $1,692)			1,790

CHINA 0.1%

China Development Bank
5.000% due 10/15/2015		$500	498

Citic Resources Finance Ltd.
6.750% due 05/15/2014		600	542

Total China (Cost $1,094)			1,040

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
EGYPT 0.0%

Petroleum Export Ltd.
5.265% due 06/15/2011		$721	$724

Total Egypt (Cost $721)			724

EL SALVADOR 0.3%

AES El Salvador Trust
6.750% due 02/01/2016		$4,250	4,120

El Salvador Government International Bond
8.500% due 07/25/2011		125	139

Total El Salvador (Cost $4,368)			4,259

FRANCE 0.2%

Credit Agricole S.A.
3.140% due 05/28/2010		$3,400	3,403

Total France (Cost $3,403)			3,403

GUATEMALA 0.3%

Guatemala Government Bond
9.250% due 08/01/2013		$4,717	5,472

Total Guatemala (Cost $4,783)			5,472

INDIA 0.2%

ICICI Bank Ltd.
5.750% due 01/12/2012		$3,200	3,109

Total India (Cost $3,195)			3,109

KAZAKHSTAN 0.6%

Intergas Finance BV
6.375% due 05/14/2017		$4,000	3,500
6.875% due 11/04/2011		500	481

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		6,450	6,216

Total Kazakhstan (Cost $10,984)			10,197

MEXICO 9.6%

America Movil SAB de C.V.
2.755% due 06/27/2008		$14,918	14,806
5.500% due 03/01/2014		5,000	5,056
5.750% due 01/15/2015		5,900	6,000
8.460% due 12/18/2036	MXN	10,900	1,017

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$400	395

C8 Capital SPV Ltd.
6.640% due 12/29/2049		600	555

C10 Capital SPV Ltd.
6.722% due 12/18/2049		2,000	1,843
6.722% due 12/31/2049		3,100	2,874

Cablemas S.A. de C.V.
9.375% due 11/15/2015		5,000	5,450

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		10,300	10,274

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		500	516

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012		1,000	1,038

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mexican Bonos
8.000% due 12/24/2008	MXN	993,000	$93,723
8.000% due 12/17/2015		129,000	12,534

Mexico Government International Bond
6.750% due 09/27/2034		$98	110

Pemex Project Funding Master Trust
6.625% due 06/15/2035		25	26

Telefonos de Mexico SAB de C.V.
4.500% due 11/19/2008		4,873	4,899
4.750% due 01/27/2010		4,400	4,470
8.750% due 01/31/2016	MXN	10,000	971

Vitro SAB de C.V.
8.625% due 02/01/2012		$700	649
9.125% due 02/01/2017		200	167

Total Mexico (Cost $166,514)			167,373

PANAMA 0.4%

Panama Government International Bond
6.700% due 01/26/2036		$100	102
9.375% due 07/23/2012		200	235
9.625% due 02/08/2011		5,402	6,191

Total Panama (Cost $6,427)			6,528

PERU 0.0%

Peru Government International Bond
8.750% due 11/21/2033		$100	130

Total Peru (Cost $132)			130

POLAND 1.2%

Poland Government International Bond
5.750% due 09/23/2022	PLN	48,900	21,529

Total Poland (Cost $17,693)			21,529

QATAR 0.3%

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		$6,000	5,969

Total Qatar (Cost $5,952)			5,969

RUSSIA 3.1%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$1,050	1,185

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		9,216	10,019

Gaz Capital S.A.
8.625% due 04/28/2034		500	571

Gazprom International S.A.
7.201% due 02/01/2020		9,118	9,278

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		3,320	3,315

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000	1,020

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		3,200	3,269
7.175% due 05/16/2013		2,050	2,093

Russia Government International Bond
12.750% due 06/24/2028		100	181

See Accompanying Notes	Annual Report	March 31, 2008	47

Schedule of Investments  Emerging Markets Portfolio  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		$1,000	$1,052

TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	944
6.625% due 03/20/2017		4,400	3,817
7.500% due 07/18/2016		3,900	3,686

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		5,300	5,197

VTB Capital S.A.
4.812% due 11/02/2009		7,600	7,606

Total Russia (Cost $54,504)			53,233

SOUTH AFRICA 1.0%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	10,052	15,238
5.875% due 05/30/2022		$1,680	1,584

Total South Africa (Cost $13,617)			16,822

SOUTH KOREA 0.1%

Korea Development Bank
5.300% due 01/17/2013		$2,350	2,411

Total South Korea (Cost $2,347)			2,411

SUPRANATIONAL 0.0%

Inter-American Development Bank
8.500% due 03/15/2011		$120	139

Total Supranational (Cost $135)			139

TRINIDAD AND TOBAGO 0.2%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$3,300	3,243

Total Trinidad And Tobago (Cost $3,287)			3,243

UKRAINE 1.2%

Colvis Finance Ltd.
8.000% due 02/02/2009		$2,500	2,502

Ukraine Government International Bond
6.391% due 08/05/2009		17,195	17,559

Total Ukraine (Cost $20,252)			20,061

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UNITED STATES 29.8%

CORPORATE BONDS & NOTES 6.4%

Bank of America Corp.
8.000% due 12/29/2049	$13,400	$13,443

Bear Stearns Cos., Inc.
4.326% due 07/19/2010	3,041	2,742
7.250% due 02/01/2018	10,200	10,566

Citigroup Funding, Inc.
3.256% due 03/02/2009	3,344	3,317

Cytec Industries, Inc.
6.000% due 10/01/2015	1,000	992

Florida Power Corp.
3.468% due 11/14/2008	4,000	3,998

Ford Motor Credit Co. LLC
5.800% due 01/12/2009	4,282	4,080

General Electric Capital Corp.
3.689% due 02/01/2011	12,500	12,412

GMAC LLC
3.749% due 09/23/2008	6,260	5,907

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	4,000	3,971

John Deere Capital Corp.
2.779% due 09/25/2008	11,000	10,997

JPMorgan Chase & Co.
4.168% due 01/17/2011	3,960	3,878

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	10,000	9,738

Pemex Project Funding Master Trust
4.100% due 06/15/2010	4,700	4,712

Target Corp.
6.000% due 01/15/2018	5,000	5,131

UnitedHealth Group, Inc.
4.462% due 02/07/2011	5,000	5,007

Wells Fargo & Co.
3.674% due 01/29/2010	10,530	10,482

		111,373

MORTGAGE-BACKED SECURITIES 0.5%

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	8,932	8,554

U.S. GOVERNMENT AGENCIES 22.9%

Fannie Mae
5.500% due 01/01/2037 - 05/01/2037	10,056	10,165
6.000% due 07/01/2031 - 01/01/2038	377,336	386,989

		397,154

Total United States (Cost $511,831)		517,081

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
URUGUAY 0.5%

Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	103,054	$4,678
7.500% due 03/15/2015		$4,000	4,340

Total Uruguay (Cost $8,620)			9,018

VIETNAM 0.0%

Vietnam Government International Bond
6.875% due 01/15/2016		$600	634

Total Vietnam (Cost $591)			634

SHORT-TERM INSTRUMENTS 23.7%

COMMERCIAL PAPER 9.9%

Bank of America Corp.
2.920% due 08/26/2008		$9,700	9,592

Barclays U.S. Funding Corp.
3.025% due 05/20/2008		28,300	28,183

Intesa Funding LLC
2.760% due 06/16/2008		67,200	66,807

Societe General N.A.
2.770% due 06/16/2008		67,200	66,807

			171,389

REPURCHASE AGREEMENTS 0.2%

Fixed Income Clearing Corp.
1.900% due 04/01/2008		3,599	3,599

(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $3,671. Repurchase proceeds are $3,599.)

U.S. TREASURY BILLS 13.6%
0.488% due 04/10/2008 - 07/24/2008 (a)(c)		236,250	236,043

Total Short-Term Instruments (Cost $411,121)			411,031

PURCHASED OPTIONS (g) 0.0%
(Cost $27)			19

Total Investments 104.0% (Cost $1,802,180)			$1,803,492

Other Assets and Liabilities (Net) (4.0%)			(68,989)

Net Assets (d) 100.0%			$1,734,503

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $26,114 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	As of March 31, 2008, derivative instruments with an aggregate depreciation of ($47,679) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

48	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

(e)	Cash of $6,115 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Short	06/2008	797	$(1,298)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	788	1,822

				$524

(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.223%	)	03/20/2018	RBS	$10,200	$(543)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	BCLY	2,400	4
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	BCLY	2,400	5
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%		07/20/2013	LEH	2,230	30
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	LEH	4,500	(177)
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	JPM	2,100	(304)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%		01/20/2012	UBS	6,500	(148)
Cytec Industries, Inc. 6.000% due 10/01/2015	Buy	(1.000%	)	12/20/2015	DUB	1,000	1
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%	)	03/20/2018	BNP	2,000	87
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	(0.970%	)	03/20/2018	BOA	3,000	131
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%		09/20/2011	RBS	1,000	(13)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.700%		09/20/2011	BCLY	500	(4)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.050%		09/20/2011	JPM	5,250	19
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.270%		12/20/2011	RBS	10,000	(258)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	LEH	8,000	(137)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	RBS	8,900	(150)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	CITI	1,350	(22)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	DUB	800	(13)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%		12/20/2011	RBS	1,000	(14)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%		09/20/2016	RBS	4,700	(130)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	RBS	600	(16)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%		09/20/2016	RBS	4,500	(89)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016	BCLY	6,500	(210)
Korea Development Bank 5.750% due 09/10/2013	Buy	(0.940%	)	03/20/2013	MSC	2,350	36
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	BCLY	3,000	188
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.420%	)	03/20/2013	DUB	1,000	63
Lehman Brothers Holdings, Inc. 5.625% due 01/24/2013	Buy	(1.360%	)	03/20/2013	CITI	5,500	359
Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%		01/04/2013	JPM	18,000	1,365
Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%		01/16/2013	CSFB	6,000	439
Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%		04/08/2013	GSC	5,300	343
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%		01/20/2017	UBS	600	(34)
Multiple Reference Entities of Gazprom	Sell	1.000%		04/20/2011	JPM	31,000	(1,311)
Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	MSC	1,000	(41)
Multiple Reference Entities of Gazprom	Sell	1.140%		07/20/2011	LEH	2,700	(122)
Multiple Reference Entities of Gazprom	Sell	1.140%		07/20/2011	MSC	600	(27)
Multiple Reference Entities of Gazprom	Sell	0.860%		11/20/2011	DUB	10,000	(595)
Multiple Reference Entities of Gazprom	Sell	0.900%		11/20/2011	DUB	25,000	(1,452)
Multiple Reference Entities of Gazprom	Sell	2.155%		02/20/2013	BCLY	70,000	(2,185)
Multiple Reference Entities of Gazprom	Sell	1.330%		03/20/2016	LEH	6,025	(664)
Multiple Reference Entities of Gazprom	Sell	1.500%		04/20/2016	JPM	5,100	(484)
Multiple Reference Entities of Gazprom	Sell	1.390%		05/20/2016	MSC	20,500	(2,130)
Multiple Reference Entities of Gazprom	Sell	1.580%		06/20/2016	CSFB	5,000	(470)
Multiple Reference Entities of Gazprom	Sell	1.350%		08/20/2016	CITI	7,000	(790)
Multiple Reference Entities of Gazprom	Sell	1.350%		08/20/2016	MSC	5,000	(564)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.430%		05/20/2012	LEH	2,000	(63)
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%		10/20/2011	MSC	2,000	16
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%		08/20/2012	LEH	4,700	109
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.790%		07/20/2011	CITI	300	(3)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.800%		07/20/2011	LEH	672	(6)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	JPM	11,150	(301)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%		04/20/2016	LEH	2,800	(58)
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.800%		11/15/2013	CITI	9,500	723
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.740%		11/18/2013	MLP	10,000	727
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%		01/21/2014	MLP	1,350	62
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.320%		01/21/2014	JPM	10,700	499
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.690%		03/20/2016	LEH	20,000	(1,179)
Target Corp. 6.000% due 01/15/2018	Buy	(1.180%	)	03/20/2018	GSC	5,000	24
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%		03/20/2011	BCLY	11,000	(230)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	MLP	1,000	(38)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%		03/20/2012	UBS	2,000	(88)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%		04/20/2012	MSC	1,000	(35)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%		05/20/2012	LEH	5,000	(227)

See Accompanying Notes	Annual Report	March 31, 2008	49

Schedule of Investments  Emerging Markets Portfolio  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%	05/20/2017	LEH	$2,000	$(187)
Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	DUB	4,000	(111)
Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	BCLY	1,700	(12)

						$(10,405)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB	AUD	23,600	$(93)
Pay	6-Month PLN-LIBOR	5.750%	12/19/2017	BCLY	PLN	5,000	3
Pay	28-Day Mexico Interbank TIIE Banxico	8.410%	04/17/2009	JPM	MXN	37,100	30
Pay	28-Day Mexico Interbank TIIE Banxico	9.920%	08/12/2015	MSC		38,000	446
Pay	28-Day Mexico Interbank TIIE Banxico	8.770%	08/03/2016	CITI		5,700	33
Pay	28-Day Mexico Interbank TIIE Banxico	8.780%	08/03/2016	BCLY		5,700	33
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	CITI		376,100	1,487
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	MLP		28,000	120
Pay	28-Day Mexico Interbank TIIE Banxico	8.865%	09/12/2016	GSC		50,000	318
Pay	28-Day Mexico Interbank TIIE Banxico	8.850%	09/21/2016	JPM		80,000	500
Pay	28-Day Mexico Interbank TIIE Banxico	8.900%	09/22/2016	CITI		52,250	343
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		4,254,000	7,101
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		840,000	409
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MSC		5,000	16
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC	BRL	11,600	(9)
Pay	BRL-CDI-Compounded	13.290%	01/04/2010	MLP		21,900	168
Pay	BRL-CDI-Compounded	13.840%	01/04/2010	MLP		21,300	308
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		273,000	(10,674)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		895,000	(33,991)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		150,000	(3,481)

							$(36,933)

(g)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$125.000	05/23/2008	224	$4	$2
Call - CBOT U.S. Treasury 10-Year Note June Futures	134.000	05/23/2008	1,112	20	17

				$24	$19

Options on Securities Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 06/01/2038	$113.000	06/05/2008	$25,000	$3	$0

(h)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2038	$11,000	$10,811	$11,105
Fannie Mae	6.000%	04/01/2038	400,000	403,578	409,812
U.S. Treasury Notes	3.625%	12/31/2012	22,400	23,471	23,921
U.S. Treasury Notes	4.250%	11/15/2017	31,500	33,012	34,185

				$470,872	$479,023

(2)	Market value includes $844 of interest payable on short sales.

50	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

(i)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	53,698	05/2008	$12	$(59)	$(47)
Buy	BRL	124,528	07/2008	5,360	0	5,360
Sell		122,239	07/2008	451	(1,239)	(788)
Buy		159,348	12/2008	2,017	(97)	1,920
Sell		642,888	12/2008	6,138	0	6,138
Buy	CLP	344,624	07/2008	93	0	93
Buy		24,682,293	12/2008	3,805	0	3,805
Buy	CNY	1,266,627	07/2008	10,857	0	10,857
Sell		1,266,627	07/2008	0	(5,833)	(5,833)
Buy		30,567	10/2008	179	0	179
Sell		30,567	10/2008	0	(143)	(143)
Buy	CZK	4,091	12/2008	28	0	28
Sell	EUR	7,852	04/2008	0	(151)	(151)
Sell	HKD	946	05/2008	0	0	0
Buy	HUF	895,550	07/2008	313	0	313
Sell		841,632	07/2008	0	(221)	(221)
Buy	IDR	7,585,107	05/2008	34	0	34
Sell		185,800,000	05/2008	0	(64)	(64)
Buy	ILS	465	11/2008	13	0	13
Buy	INR	1,266	05/2008	0	0	0
Sell		1,266	05/2008	0	0	0
Sell	JPY	297,163	05/2008	11	0	11
Buy	KRW	80,710,671	05/2008	0	(4,987)	(4,987)
Sell		10,902,365	05/2008	63	(80)	(17)
Buy		75,052,910	08/2008	0	(3,380)	(3,380)
Buy	KWD	4,129	05/2008	855	0	855
Buy	MXN	1,581,854	07/2008	6,289	0	6,289
Sell		1,561,533	07/2008	0	(938)	(938)
Buy	MYR	496,220	08/2008	1,271	(313)	958
Sell		32,015	08/2008	11	0	11
Buy	PHP	4,760,439	05/2008	0	(4,550)	(4,550)
Buy		1,467,900	08/2008	0	(317)	(317)
Sell		422,000	08/2008	29	0	29
Buy	PLN	332,553	07/2008	15,180	0	15,180
Sell		83,691	07/2008	0	(3,268)	(3,268)
Sell	RON	44,023	01/2009	0	(1,193)	(1,193)
Buy	RUB	1,768,126	07/2008	5,212	0	5,212
Sell		246,275	07/2008	0	(738)	(738)
Buy		4,288,604	11/2008	6,087	0	6,087
Buy	SAR	54,967	05/2008	5	(50)	(45)
Buy	SGD	162,896	05/2008	9,560	0	9,560
Buy		607	08/2008	21	0	21
Sell		13,842	08/2008	0	(104)	(104)
Buy		160,496	11/2008	3,118	0	3,118
Buy	SKK	5,396	07/2008	22	0	22
Buy	ZAR	56,647	07/2008	0	(1,176)	(1,176)

				$77,034	$(28,901)	$48,133

See Accompanying Notes	Annual Report	March 31, 2008	51

Schedule of Investments  High Yield Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 3.6%

Allison Transmission, Inc.
5.740% due 08/07/2014	$1,067	$941
5.750% due 08/07/2014	1,933	1,704

Biomet, Inc.
7.857% due 03/25/2015	995	959

Community Health Systems, Inc.
4.000% due 07/02/2014	35	32
4.000% due 07/25/2014	72	66
5.335% due 07/25/2014	2,109	1,948

Daimler Finance North America LLC
6.800% due 08/03/2012	13,930	11,587

First Data Corp.
5.349% due 09/24/2014	931	841
7.580% due 09/24/2014	69	62

Ford Motor Co.
5.800% due 12/15/2013	1,975	1,623

General Motors Corp.
7.056% due 11/29/2013	1,485	1,326

Georgia-Pacific Corp.
4.446% due 12/20/2012	282	262
4.740% due 12/20/2012	2,203	2,047

Hawaiian Telcom Communications, Inc.
4.946% due 06/01/2014	1,123	882

HCA, Inc.
4.946% due 11/16/2013	3,480	3,206

Headwaters, Inc.
4.610% due 04/30/2011	341	312

Idearc, Inc.
4.700% due 11/14/2014	43	34
4.700% due 11/17/2014	1,955	1,573

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	2,945	2,343

Mylan Laboratories, Inc.
5.938% due 10/02/2014	782	756
6.250% due 10/02/2014	1,213	1,172

Nuveen Investments, Inc.
5.654% due 11/01/2014	528	477
7.830% due 11/13/2014	777	702
7.858% due 11/01/2014	194	176

Roundy’s Supermarket, Inc.
5.690% due 10/27/2011	970	910

SandRidge Energy, Inc.
8.625% due 04/01/2015	4,000	3,955

Telesat Canada
9.000% due 10/31/2008	3,800	3,629

Thompson Learning, Inc.
5.200% due 06/27/2014	1,291	1,113

Tribune Co.
5.542% due 05/30/2014	597	401
7.396% due 05/30/2009	327	294

TXU Technology
6.478% due 10/10/2014	114	104
6.596% due 10/10/2014	1,886	1,717

Wind Acquisition Finance S.A.
11.201% due 12/21/2011	341	339

Total Bank Loan Obligations (Cost $51,516)		47,493

CORPORATE BONDS & NOTES 82.3%

BANKING & FINANCE 21.2%

AES Red Oak LLC
8.540% due 11/30/2019	703	707
9.200% due 11/30/2029	1,000	1,005

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

American Express Co.
7.000% due 03/19/2018	$12,600	$13,261

American General Finance Corp.
6.900% due 12/15/2017	1,800	1,763

American International Group, Inc.
5.850% due 01/16/2018	4,300	4,231

Bank of America Corp.
8.000% due 12/29/2049	22,450	22,522

Barclays Bank PLC
6.050% due 12/04/2017	6,575	6,429
7.434% due 09/29/2049	1,250	1,132

Citigroup Capital XXI
8.300% due 12/21/2057	5,100	5,040

Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	296	312

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	20,844	17,148
7.375% due 02/01/2011	10,325	8,622
7.800% due 06/01/2012	27,500	22,711
7.875% due 06/15/2010	3,000	2,618
8.625% due 11/01/2010	5,700	4,972

GMAC LLC
6.625% due 05/15/2012	5,300	4,014
6.750% due 12/01/2014	4,335	3,073
7.000% due 02/01/2012	25,175	19,170
7.250% due 03/02/2011	23,950	18,887
8.000% due 11/01/2031	6,880	4,941

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	1,675	1,663
6.750% due 10/01/2037	9,700	9,052

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	1,400	1,508

HSBC Holdings PLC
6.500% due 09/15/2037	5,200	4,949

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	1,950	1,899
6.750% due 12/28/2017	7,050	6,794

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	9,850	10,367
10.375% due 10/15/2017 (b)	800	834
11.625% due 10/15/2017	12,775	12,839

Mirage Resorts, Inc.
7.250% due 08/01/2017	4,075	3,678

NSG Holdings LLC
7.750% due 12/15/2025	650	634

Petroplus Finance Ltd.
6.750% due 05/01/2014	175	161
7.000% due 05/01/2017	175	157

Rabobank Capital Funding Trust
5.254% due 12/29/2049	700	582

Residential Capital LLC
8.125% due 11/21/2008	3,775	2,624

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	9,200	7,938

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	5,000	4,515

SLM Corp.
3.541% due 07/25/2008	2,400	2,359
5.125% due 08/27/2012	1,250	966

Tenneco, Inc.
8.625% due 11/15/2014	5,000	4,937

UBS AG
5.875% due 12/20/2017	3,600	3,689

UBS Preferred Funding Trust V
6.243% due 05/29/2049	2,100	1,760

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Universal City Florida Holding Co. I
7.989% due 05/01/2010	$50	$49

Ventas Realty LP
6.750% due 04/01/2017	1,800	1,768
7.125% due 06/01/2015	1,500	1,496

Wachovia Corp.
7.980% due 02/28/2049	24,200	23,850

Washington Mutual Bank NV
6.875% due 06/15/2011	3,500	2,942

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,950	1,999

		278,567

INDUSTRIALS 47.9%

Actuant Corp.
6.875% due 06/15/2017	4,400	4,367

Allied Waste North America, Inc.
7.250% due 03/15/2015	9,400	9,435

Allison Transmission, Inc.
11.000% due 11/01/2015	3,700	3,238
11.250% due 11/01/2015 (b)	725	613

American Stores Co.
8.000% due 06/01/2026	13,250	13,478

AmeriGas Partners LP
7.125% due 05/20/2016	2,800	2,758
7.250% due 05/20/2015	5,950	5,891

ARAMARK Corp.
8.500% due 02/01/2015	12,475	12,569

Arco Chemical Co.
10.250% due 11/01/2010	225	230

ArvinMeritor, Inc.
8.125% due 09/15/2015	11,950	9,799

Berry Plastics Holding Corp.
8.875% due 09/15/2014	10,575	9,280

Bombardier, Inc.
8.000% due 11/15/2014	5,200	5,382

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	8,705	5,854

Buhrmann U.S., Inc.
8.250% due 07/01/2014	900	850

CanWest MediaWorks LP
9.250% due 08/01/2015	4,500	4,162

Cascades, Inc.
7.250% due 02/15/2013	6,875	6,102

Celestica, Inc.
7.625% due 07/01/2013	750	712
7.875% due 07/01/2011	11,795	11,648

Chart Industries, Inc.
9.125% due 10/15/2015	2,300	2,266

Charter Communications Operating LLC
8.375% due 04/30/2014	14,050	12,715

Chemtura Corp.
6.875% due 06/01/2016	5,150	4,609

Chesapeake Energy Corp.
6.875% due 01/15/2016	1,200	1,194
7.500% due 06/15/2014	3,640	3,749

Community Health Systems, Inc.
8.875% due 07/15/2015	12,059	12,165

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	5,775	5,890
7.750% due 05/15/2017	5,450	5,559

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	4,900	4,238

52	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	$2,866	$2,938
7.750% due 11/15/2015	4,475	4,620

CSC Holdings, Inc.
6.750% due 04/15/2012	17,675	17,145
7.625% due 04/01/2011	3,675	3,652
7.625% due 07/15/2018	1,500	1,376

DaVita, Inc.
7.250% due 03/15/2015	950	931

Delhaize America, Inc.
8.050% due 04/15/2027	600	633

Delta Air Lines, Inc.
7.779% due 07/02/2013	905	842

Dex Media West LLC
8.500% due 08/15/2010	25	24

Dex Media, Inc.
8.000% due 11/15/2013	400	294

Dynegy Holdings, Inc.
7.125% due 05/15/2018	4,753	4,301
7.500% due 06/01/2015	14,025	13,219

EchoStar DBS Corp.
6.375% due 10/01/2011	200	192
7.125% due 02/01/2016	17,975	16,852

El Paso Corp.
7.000% due 06/15/2017	16,260	16,811
8.050% due 10/15/2030	5,000	5,249

Enterprise Products Operating LP
7.034% due 01/15/2068	1,160	987
8.375% due 08/01/2066	1,580	1,541

Ferrellgas Partners LP
8.750% due 06/15/2012	8,000	8,170

First Data Corp.
9.875% due 09/24/2015	16,875	13,901

Ford Motor Co.
7.450% due 07/16/2031	500	332
9.215% due 09/15/2021	800	634

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	11,200	11,914

Freescale Semiconductor, Inc.
6.675% due 12/15/2014	1,000	695
8.875% due 12/15/2014	8,415	6,627
9.125% due 12/15/2014 (b)	4,375	3,216

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	600	626

General Motors Corp.
7.400% due 09/01/2025	145	98
7.700% due 04/15/2016	7,810	5,721
8.250% due 07/15/2023	6,530	4,604
8.800% due 03/01/2021	1,000	762

Georgia-Pacific LLC
7.000% due 01/15/2015	12,650	11,923
7.250% due 06/01/2028	750	615
7.700% due 06/15/2015	2,100	1,984
7.750% due 11/15/2029	100	84
8.000% due 01/15/2024	9,055	8,014
8.125% due 05/15/2011	3,000	2,992

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	6,800	7,225

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	1,557	1,320

HCA, Inc.
9.125% due 11/15/2014	135	139
9.250% due 11/15/2016	37,668	39,175

Health Management Associates, Inc.
6.125% due 04/15/2016	5,000	4,250

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Hertz Corp.
8.875% due 01/01/2014	$13,925	$13,264

Ineos Group Holdings PLC
8.500% due 02/15/2016	13,700	10,720

Intelsat Corp.
9.000% due 08/15/2014	50	51

Intelsat Jackson Holdings Ltd.
9.250% due 06/15/2016	14,410	14,590

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	50	51
8.625% due 01/15/2015	100	101

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	3,750	3,398

JET Equipment Trust
7.630% due 08/15/2012 (a)	152	51
10.000% due 06/15/2012 (a)	389	338

Legrand France S.A.
8.500% due 02/15/2025	670	757

MGM Mirage
7.500% due 06/01/2016	8,125	7,353

Nalco Co.
8.875% due 11/15/2013	6,000	6,195

Norampac Industries, Inc.
6.750% due 06/01/2013	1,000	859

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	8,625	8,409

Nortel Networks Ltd.
8.508% due 07/15/2011	3,650	3,148
10.125% due 07/15/2013	16,410	15,097

OPTI Canada, Inc.
8.250% due 12/15/2014	9,200	9,154

Quebecor Media, Inc.
7.750% due 03/15/2016	12,250	11,239

Qwest Communications International, Inc.
6.565% due 02/15/2009	1,250	1,244
7.250% due 02/15/2011	1,000	965
7.500% due 02/15/2014	13,450	12,710

Reynolds American, Inc.
7.750% due 06/01/2018	1,650	1,744

RH Donnelley Corp.
6.875% due 01/15/2013	175	108
8.875% due 01/15/2016	29,750	18,966
8.875% due 10/15/2017	3,500	2,205

Sanmina-SCI Corp.
8.125% due 03/01/2016	3,115	2,772

Seagate Technology HDD Holdings
5.569% due 10/01/2009	3,285	3,186
6.375% due 10/01/2011	5,000	4,962

SemGroup LP
8.750% due 11/15/2015	6,895	6,343

Sensata Technologies BV
8.000% due 05/01/2014	11,570	10,239

Service Corp. International
7.625% due 10/01/2018	2,125	2,146

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	200	176

Station Casinos, Inc.
7.750% due 08/15/2016	9,062	7,340

Suburban Propane Partners LP
6.875% due 12/15/2013	2,390	2,342

Sungard Data Systems, Inc.
9.125% due 08/15/2013	9,905	10,054

Superior Essex Communications LLC
9.000% due 04/15/2012	1,170	1,132

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SUPERVALU, Inc.
7.500% due 11/15/2014	$5,725	$5,811

Terex Corp.
8.000% due 11/15/2017	1,350	1,350

Tesoro Corp.
6.500% due 06/01/2017	4,005	3,604

TRW Automotive, Inc.
7.000% due 03/15/2014	7,500	6,956
7.250% due 03/15/2017	925	846

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	148	0

Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014	9,785	9,491

West Corp.
9.500% due 10/15/2014	8,400	7,560

Williams Cos., Inc.
7.625% due 07/15/2019	5,700	6,113

Windstream Corp.
8.125% due 08/01/2013	1,000	988

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	6,600	6,386

		627,895

UTILITIES 13.2%

AES Corp.
8.000% due 10/15/2017	12,085	12,296

Cincinnati Bell, Inc.
7.000% due 02/15/2015	7,195	6,547
7.250% due 07/15/2013	900	889

Citizens Communications Co.
7.125% due 03/15/2019	4,750	4,180
7.875% due 01/15/2027	1,100	949
9.000% due 08/15/2031	10,545	9,280

Edison Mission Energy
7.200% due 05/15/2019	230	228

Energy Future Holdings Corp.
10.875% due 11/01/2017	18,275	18,549

Idearc, Inc.
8.000% due 11/15/2016	4,525	2,953

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	8,275	7,882

Knight, Inc.
5.150% due 03/01/2015	750	694

Midwest Generation LLC
8.560% due 01/02/2016	13,040	14,148

Nextel Communications, Inc.
7.375% due 08/01/2015	6,000	4,623

NGPL Pipe Co. LLC
7.119% due 12/15/2017	6,000	6,220

NRG Energy, Inc.
7.250% due 02/01/2014	19,305	19,112
7.375% due 02/01/2016	8,605	8,454
7.375% due 01/15/2017	750	731

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,276

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	3,000	2,865

Qwest Corp.
6.500% due 06/01/2017	17,305	15,704
8.875% due 03/15/2012	1,000	1,025

Reliant Energy, Inc.
6.750% due 12/15/2014	4,400	4,499
7.625% due 06/15/2014	4,400	4,389
7.875% due 06/15/2017	12,250	12,250

See Accompanying Notes	Annual Report	March 31, 2008	53

Schedule of Investments  High Yield Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rural Cellular Corp.
9.875% due 02/01/2010	$1,300	$1,342

Sprint Nextel Corp.
6.000% due 12/01/2016	250	195

Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,483	1,391

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	7,600	7,714

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (k)	1,851	2,089

		172,474

Total Corporate Bonds & Notes (Cost $1,139,758)		1,078,936

CONVERTIBLE BONDS & NOTES 1.3%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	3,075	1,949

Chesapeake Energy Corp.
2.500% due 05/15/2037	4,500	5,692
2.750% due 11/15/2035	1,275	1,709

CMS Energy Corp.
2.875% due 12/01/2024	650	738

Deutsche Bank AG
0.000% due 07/14/2008	325	161
0.000% due 09/29/2008	100	50
0.000% due 10/24/2008	200	105

Nortel Networks Corp.
1.750% due 04/15/2012	2,000	1,360
2.125% due 04/15/2014	1,975	1,237

Qwest Communications International, Inc.
3.500% due 11/15/2025	2,850	2,943

Ventas, Inc.
3.875% due 11/15/2011	1,150	1,278

Total Convertible Bonds & Notes (Cost $18,570)		17,222

U.S. GOVERNMENT AGENCIES 18.6%

Fannie Mae
5.000% due 06/01/2033 - 04/01/2038	13,938	13,814
5.500% due 01/01/2037 - 12/01/2037	48,496	49,009
6.000% due 04/01/2038	174,900	179,190

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Freddie Mac
5.500% due 12/01/2037		$1,904	$1,925

Total U.S. Government Agencies (Cost $239,505)			243,938

ASSET-BACKED SECURITIES 0.1%

Credit-Based Asset Servicing & Securitization LLC
2.709% due 04/25/2036		1,102	1,073

Total Asset-Backed Securities (Cost $1,082)			1,073

FOREIGN CURRENCY-DENOMINATED ISSUES 1.4%

Amadeus Global Travel Distribution S.A.
6.959% due 04/08/2013	EUR	1,500	2,030

Bombardier, Inc.
7.250% due 11/15/2016		775	1,165

Chesapeake Energy Corp.
6.250% due 01/15/2017		2,000	2,865

Lighthouse International Co. S.A.
8.000% due 04/30/2014		265	328

Nordic Telephone Co. Holdings ApS
6.050% due 11/30/2013		365	542
6.300% due 11/30/2014		440	659
8.250% due 05/01/2016		1,900	2,850

OI European Group BV
6.875% due 03/31/2017		300	448

Societe General N.A.
6.999% due 12/29/2049		900	1,330

UBS Capital Ltd.
7.152% due 12/29/2049		3,100	4,319

UPC Holding BV
7.750% due 01/15/2014		605	851
8.625% due 01/15/2014		400	574

Total Foreign Currency- Denominated Issues (Cost $16,805)			17,961

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.9%

Bank of America Corp.
7.250% due 12/31/2049		8,000	8,264

	SHARES	VALUE (000S)

Chesapeake Energy Corp.
4.500% due 12/31/2049	1,400	$165

Citigroup, Inc.
6.500% due 12/31/2049	25,000	1,184

Fannie Mae
5.375% due 12/31/2049	3	201

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	1,800	254

General Motors Corp.
5.250% due 03/06/2032	91,000	1,490

Washington Mutual Capital Trust
5.375% due 05/03/2041	30,800	875

Total Convertible Preferred Stocks (Cost $12,632)		12,433

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.7%

COMMERCIAL PAPER 2.1%

Federal Home Loan Bank
1.500% due 04/01/2008	$27,600	27,600

U.S. TREASURY BILLS 0.6%
1.100% due 05/29/2008 - 06/12/2008 (c)(d)	8,000	7,957

Total Short-Term Instruments (Cost $35,583)		35,557

PURCHASED OPTIONS (i) 4.5%
(Cost $16,490)		59,033

Total Investments 115.4% (Cost $1,531,941)		$1,513,646

Written Options (j) (3.2%) (Premiums $15,442)		(42,609)

Other Assets and Liabilities (Net) (12.2%)		(159,635)

Net Assets (e) 100.0%		$1,311,402

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $6,713 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $2,478 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $183 at a weighted average interest rate of 5.450%. On March 31, 2008, there were no open reverse repurchase agreements.
(g)	Cash of $1,500 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	178	$(14)

54	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.680%		09/20/2012	MSC	$750	$(71)
Bon-Ton Stores, Inc. 10.250% due 03/15/2014	Sell	3.500%		09/20/2008	LEH	775	(32)
Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%		09/20/2012	LEH	500	(14)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	3.000%		03/20/2013	BOA	200	5
Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%		09/20/2012	DUB	1,000	(125)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	BOA	550	(46)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	4.900%		09/20/2012	LEH	3,500	(32)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	CSFB	2,000	(109)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.750%		09/20/2008	LEH	1,000	(18)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%		06/20/2012	CITI	300	(64)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		03/20/2013	LEH	2,000	(63)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		03/20/2009	BOA	1,000	40
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%		03/20/2010	MLP	1,500	(79)
GMAC LLC 6.875% due 08/28/2012	Sell	2.110%		03/20/2012	JPM	1,000	(262)
GMAC LLC 6.875% due 08/28/2012	Sell	6.700%		09/20/2012	GSC	1,000	(158)
GMAC LLC 6.875% due 08/28/2012	Sell	6.300%		12/20/2012	MLP	700	(119)
GMAC LLC 6.875% due 08/28/2012	Sell	7.230%		12/20/2012	DUB	5,000	(732)
Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	LEH	1,000	124
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%		06/20/2011	CITI	1,000	(171)
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	5.000%		03/20/2013	CITI	300	2
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.000%		12/20/2012	LEH	1,000	(100)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.290%		12/20/2014	BOA	1,000	(141)
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	5.750%		03/20/2013	BOA	750	38
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	3.000%		09/20/2008	LEH	2,650	(4)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.220%		09/20/2012	CSFB	600	(51)
Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	5.450%		09/20/2012	LEH	2,000	(79)
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%		06/20/2009	BCLY	500	14

							$(2,247)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY9 Index	Sell	4.530%	12/20/2010	MLP	$4,800	$97
Dow Jones CDX N.A. HY9 Index	Sell	3.230%	12/20/2012	MLP	5,500	(601)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	8,800	(34)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	17,000	149

						$(389)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/18/2010	RBS	$250,000	$(1,372)
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS	27,800	(35)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	GSC	24,300	(987)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP	26,800	(1,268)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP	4,100	2
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC	8,400	13
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS	1,900	45

						$(3,602)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Rate (2)	Expiration Date	Counterparty	# of Shares	Unrealized Appreciation/ (Depreciation)
Receive	Financial Select Sector SPDR Fund	3.581%	04/23/2008	MLP	100,000	$(301)
Receive	Motorola, Inc.	3.581%	04/23/2008	MLP	1,100	(1)
Receive	SandRidge Energy, Inc.	3.581%	04/23/2008	MLP	80,000	695

						$393

(2)	Represents floating rate as of March 31, 2008.

See Accompanying Notes	Annual Report	March 31, 2008	55

Schedule of Investments  High Yield Portfolio  (Cont.)

(i)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.720%	12/31/2008	$55,000	$449	$2,054
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	177,500	1,722	4,187
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	510,000	4,539	14,939
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	153,900	1,684	4,508
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	280,000	2,114	11,627
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	240,000	1,662	9,966
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	401,200	4,320	11,752

							$16,490	$59,033

(j)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.220%	12/31/2008	$18,000	$419	$1,440
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	59,200	1,652	3,426
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	170,000	4,403	11,249
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	42,800	1,326	2,832
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	93,000	1,977	7,964
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	80,000	1,532	6,851
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	133,700	4,133	8,847

							$15,442	$42,609

(k)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	$1,933	$2,089	0.16%

(l)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2038	$48,000	$48,593	$48,457

(m)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	12,877	04/2008	$0	$(248)	$(248)
Sell	GBP	4,957	04/2008	0	(26)	(26)

				$0	$(274)	$(274)

56	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments International Portfolio	March 31, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.0%

Commonwealth Bank of Australia
3.098% due 06/08/2009		$1,100	$1,100

Total Australia (Cost $1,101)			1,100

CAYMAN ISLANDS 0.0%

SHL Corp. Ltd.
1.666% due 12/25/2024	JPY	11,667	116

Total Cayman Islands (Cost $105)			116

CROATIA 0.0%

Croatia Government International Bond
4.000% due 07/30/2010		$682	680

Total Croatia (Cost $678)			680

FRANCE 0.1%

AXA S.A.
3.750% due 01/01/2017	EUR	1,357	2,702

Total France (Cost $1,234)			2,702

GERMANY 0.1%

Republic of Germany
4.250% due 01/04/2014	EUR	1,000	1,625
4.250% due 07/04/2014		500	812

Total Germany (Cost $1,986)			2,437

IRELAND 0.0%

Bank of Ireland
2.814% due 12/18/2009		$1,100	1,097

Total Ireland (Cost $1,101)			1,097

JERSEY, CHANNEL ISLANDS 0.5%

Haus Ltd.
4.512% due 12/10/2037	EUR	4,649	7,264

Lloyds TSB Capital
7.375% due 12/29/2049		5,250	8,354

Total Jersey, Channel Islands (Cost $9,108)			15,618

MEXICO 0.0%

Mexico Government International Bond
6.750% due 09/27/2034		$883	987

Total Mexico (Cost $947)			987

NETHERLANDS 2.0%

Deutsche Telekom International Finance BV
2.779% due 03/23/2009		$52,630	51,964

Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009		12,150	12,163

Total Netherlands (Cost $64,823)			64,127

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW ZEALAND 0.1%

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	3,523	$3,698

Total New Zealand (Cost $1,775)			3,698

SPAIN 0.0%

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008		$1,100	1,097

Total Spain (Cost $1,101)			1,097

SUPRANATIONAL 0.2%

European Investment Bank
5.500% due 12/07/2009	GBP	2,300	4,637

Total Supranational (Cost $3,282)			4,637

TUNISIA 0.1%

Banque Centrale de Tunisie
7.375% due 04/25/2012		$500	543
7.500% due 08/06/2009	EUR	1,800	2,927

Total Tunisia (Cost $2,332)			3,470

UNITED KINGDOM 0.3%

Bauhaus Securities Ltd.
4.698% due 10/30/2052	EUR	4,383	6,886

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008		$1,100	1,098

Total United Kingdom (Cost $4,834)			7,984

UNITED STATES 75.1%

ASSET-BACKED SECURITIES 9.7%

Accredited Mortgage Loan Trust
2.719% due 04/25/2036		$1,431	1,403

ACE Securities Corp.
2.649% due 07/25/2036		160	157
2.649% due 08/25/2036		156	153
2.659% due 05/25/2036		13	12
2.679% due 02/25/2036		86	86
2.689% due 06/25/2037		7,240	6,833

AFC Home Equity Loan Trust
3.309% due 12/22/2027		45	33

American Express Credit Account Master Trust
3.318% due 02/15/2012		916	897

Ameriquest Mortgage Securities, Inc.
2.739% due 03/25/2036		601	594
2.829% due 11/25/2035		1,031	941

Amortizing Residential Collateral Trust
2.889% due 07/25/2032		58	52
3.299% due 10/25/2031		568	534

Argent Securities, Inc.
2.649% due 10/25/2036		234	229
2.689% due 07/25/2036		6,500	6,094

Asset-Backed Funding Certificates
2.659% due 01/25/2037		314	294
2.949% due 06/25/2034		998	883

Asset-Backed Securities Corp. Home Equity
2.679% due 05/25/2037		3,000	2,913

BA Credit Card Trust
3.890% due 04/15/2013		2,000	1,980

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	$110	$103
2.679% due 04/25/2036	1,088	1,083
2.679% due 10/25/2036	1,255	1,194
2.689% due 04/25/2036	333	331
2.689% due 06/25/2047	5,549	5,297
2.799% due 09/25/2034	2,226	2,223
2.799% due 06/25/2036	14,284	12,854
2.929% due 10/25/2032	634	548
2.929% due 01/25/2036	845	822
3.049% due 03/25/2043	1,223	1,189
3.089% due 06/25/2036	1,900	1,487

BNC Mortgage Loan Trust
2.699% due 05/25/2037	1,647	1,534

Carrington Mortgage Loan Trust
2.649% due 01/25/2037	336	315
2.759% due 01/25/2036	850	835
2.919% due 10/25/2035	2,165	1,861

Chase Credit Card Master Trust
2.988% due 09/15/2011	67,050	66,524
3.618% due 02/15/2011	5,000	4,936

Chase Issuance Trust
2.828% due 12/15/2010	1,100	1,100

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	49	45

Citicorp Residential Mortgage Securities, Inc.
2.689% due 03/25/2037	14,670	14,041

Citigroup Mortgage Loan Trust, Inc.
2.649% due 10/25/2036	127	124
2.649% due 11/25/2036	167	163
2.699% due 10/25/2036	500	453
2.709% due 03/25/2037	4,235	3,965
2.858% due 05/15/2036	1,554	1,474

Countrywide Asset-Backed Certificates
2.649% due 01/25/2037	99	98
2.649% due 05/25/2037	1,160	1,120
2.649% due 03/25/2047	211	207
2.669% due 08/25/2036	4	4
2.669% due 12/25/2036	424	417
2.669% due 06/25/2037	915	889
2.679% due 06/25/2037	2,134	1,992
2.679% due 10/25/2037	1,487	1,393
2.699% due 07/25/2037	20,000	16,877
2.699% due 08/25/2037	1,600	1,345
2.699% due 09/25/2037	2,999	2,844
2.699% due 05/25/2047	227	214
2.699% due 09/25/2047	8,139	7,717
2.709% due 10/25/2046	3,182	3,079
2.789% due 06/25/2036	10,615	9,646
3.339% due 05/25/2032	153	139

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	393	376
2.669% due 01/25/2037	1,403	1,354
2.689% due 12/25/2037	957	933

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032	255	230

CSAB Mortgage-Backed Trust
2.699% due 06/25/2036	34	34

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	11	11

Equifirst Mortgage Loan Trust
2.849% due 10/25/2034	2	2

Equity One Asset-Backed Securities, Inc.
2.899% due 04/25/2034	553	476

Fieldstone Mortgage Investment Corp.
2.689% due 07/25/2036	4,971	4,837

First Franklin Mortgage Loan Asset-Backed Certificates
2.629% due 05/25/2036	104	102

See Accompanying Notes	Annual Report	March 31, 2008	57

Schedule of Investments  International Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.649% due 11/25/2036	$1,047	$948
2.669% due 02/25/2036	914	906
2.669% due 03/25/2036	896	891
2.669% due 12/25/2036	1,366	1,219
2.689% due 01/25/2036	7	7
2.969% due 12/25/2034	79	62
2.979% due 10/25/2034	7	6

Ford Credit Auto Owner Trust
5.292% due 10/15/2008	411	412

Fremont Home Loan Trust
2.649% due 10/25/2036	1,755	1,731
2.659% due 01/25/2037	2,277	2,072
2.669% due 02/25/2037	550	537
2.719% due 04/25/2036	2,010	1,977
2.769% due 01/25/2036	327	326

GSAA Trust
2.709% due 06/25/2035	67	67

GSAMP Trust
2.639% due 10/25/2046	249	237
2.669% due 09/25/2036	871	844
2.889% due 03/25/2034	51	50

GSR Mortgage Loan Trust
2.699% due 11/25/2030	73	72

HFC Home Equity Loan Asset-Backed Certificates
2.886% due 09/20/2033	1,870	1,778

Home Equity Asset Trust
3.199% due 11/25/2032	1	1

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	1,029	948
2.649% due 12/25/2036	1,137	1,057

Indymac Residential Asset-Backed Trust
2.649% due 11/25/2036	190	187
2.659% due 04/25/2037	321	308
2.679% due 07/25/2037	434	410

JPMorgan Mortgage Acquisition Corp.
2.649% due 07/25/2036	756	713
2.669% due 11/25/2036	270	257
2.749% due 03/25/2037	10,000	8,704

Lehman XS Trust
2.679% due 04/25/2046	96	95
2.679% due 06/25/2046	261	249
2.679% due 11/25/2046	262	248
2.749% due 04/25/2037	503	476

Long Beach Mortgage Loan Trust
2.659% due 10/25/2036	262	253
2.879% due 10/25/2034	28	25

MASTR Asset-Backed Securities Trust
2.659% due 10/25/2036	56	56
2.659% due 11/25/2036	341	323
2.709% due 02/25/2036	1,200	1,171
2.729% due 10/25/2036	5,000	4,772

MBNA Credit Card Master Note Trust
2.918% due 12/15/2011	4,800	4,752

Merrill Lynch Mortgage Investors, Inc.
2.669% due 08/25/2036	1,438	1,373
2.669% due 07/25/2037	266	255
2.679% due 09/25/2037	1,186	1,143
2.709% due 03/25/2037	10,000	9,672

Morgan Stanley ABS Capital I
2.649% due 09/25/2036	242	230
2.649% due 10/25/2036	1,625	1,578
2.659% due 05/25/2037	2,123	2,030
2.669% due 03/25/2036	14	14
2.689% due 01/25/2037	20,000	17,024
2.699% due 04/25/2036	4,000	3,903
2.699% due 10/25/2036	10,000	8,703
2.699% due 11/25/2036	20,000	17,999
2.709% due 10/25/2036	600	513

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley Home Equity Loans
2.709% due 02/25/2036	$404	$400

Nationstar Home Equity Loan Trust
2.659% due 06/25/2037	2,150	2,086

New Century Home Equity Loan Trust
2.659% due 05/25/2036	18	18

Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	17	17

Park Place Securities, Inc.
2.859% due 09/25/2035	185	179

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036	160	154
2.679% due 10/25/2036	257	245

Residential Asset Securities Corp.
2.639% due 08/25/2036	121	119
2.659% due 04/25/2036	18	18
2.669% due 11/25/2036	2,210	2,107
2.679% due 10/25/2036	230	223

Saxon Asset Securities Trust
2.659% due 10/25/2046	195	188

Securitized Asset-Backed Receivables LLC Trust
2.639% due 01/25/2037	841	796
2.649% due 09/25/2036	1,049	999

Soundview Home Equity Loan Trust
2.639% due 11/25/2036	25	25
2.649% due 10/25/2036	217	210
2.659% due 11/25/2036	1,826	1,762
2.659% due 12/25/2036	58	56
2.679% due 01/25/2037	181	173
2.699% due 10/25/2036	176	172

Structured Asset Investment Loan Trust
2.689% due 01/25/2036	26	27

Structured Asset Securities Corp.
2.649% due 10/25/2036	383	371
2.999% due 05/25/2034	20	17
4.900% due 04/25/2035	48	44

Washington Mutual Asset-Backed Certificates
2.659% due 10/25/2036	428	386
2.669% due 04/25/2036	5	5

Wells Fargo Home Equity Trust
2.649% due 01/25/2037	478	462

		319,768

COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	9,000	8,941

CORPORATE BONDS & NOTES 10.3%

American Express Bank FSB
2.659% due 06/22/2009	8,500	8,298

American Express Credit Corp.
3.140% due 04/06/2009	1,100	1,092
3.179% due 03/02/2009	1,100	1,094

American Honda Finance Corp.
3.085% due 08/05/2008	1,100	1,100

American International Group, Inc.
2.599% due 06/23/2008	1,100	1,095

Anadarko Petroleum Corp.
3.200% due 09/15/2009	700	687

AT&T, Inc.
3.195% due 02/05/2010	2,200	2,180

Bank of America Corp.
4.637% due 10/14/2016	10,000	9,206

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bank of America N.A.
2.764% due 12/18/2008	$1,750	$1,746

Bear Stearns Cos., Inc.
3.551% due 01/30/2009	15,200	14,074

Caterpillar Financial Services Corp.
3.130% due 05/18/2009	1,100	1,096

Charter One Bank N.A.
3.294% due 04/24/2009	3,500	3,480

Cisco Systems, Inc.
3.158% due 02/20/2009	2,200	2,201

Citigroup Funding, Inc.
2.606% due 06/26/2009	25,000	24,650

Citigroup, Inc.
2.695% due 12/26/2008	1,100	1,099
2.701% due 12/28/2009	12,540	12,282

Comcast Corp.
4.677% due 07/14/2009	2,200	2,141

ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009	1,596	1,592

Credit Suisse USA, Inc.
3.265% due 08/15/2010	17,073	16,625

Daimler Finance North America LLC
3.218% due 03/13/2009	26,000	25,684

Dominion Resources, Inc.
3.248% due 11/14/2008	900	895

Florida Power Corp.
3.468% due 11/14/2008	2,200	2,199

General Electric Capital Corp.
2.840% due 03/16/2009	2,100	2,097
3.994% due 10/21/2010	51,400	50,964

General Mills, Inc.
4.024% due 01/22/2010	2,200	2,154

Goldman Sachs Group, Inc.
2.639% due 12/23/2008	900	894
2.689% due 12/22/2008	200	199
2.971% due 06/28/2010	20,320	19,810

HSBC Finance Corp.
2.669% due 06/19/2009	2,200	2,086
3.506% due 06/01/2016	3,000	2,474
4.508% due 01/15/2014	5,000	4,420

International Lease Finance Corp.
4.234% due 04/20/2009	285	279

JPMorgan Chase & Co.
2.656% due 06/26/2009	1,100	1,093

Kroger Co.
5.500% due 02/01/2013	100	104

Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	700	681
3.346% due 11/10/2009	14,020	12,702

Merrill Lynch & Co., Inc.
3.158% due 08/14/2009	200	196
3.888% due 10/23/2008	900	897

Morgan Stanley
3.361% due 04/25/2008	900	900

Safeway, Inc.
3.005% due 03/27/2009	1,080	1,065

SLM Corp.
3.541% due 07/25/2008	1,100	1,081

Time Warner, Inc.
3.300% due 11/13/2009	1,100	1,054

U.S. Bancorp
2.708% due 04/28/2009	1,250	1,243

58	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Bank N.A.
2.639% due 03/23/2009	$2,250	$2,229
3.092% due 02/23/2009	400	398

Wells Fargo & Co.
4.477% due 01/12/2011	20,530	20,118

World Savings Bank FSB
3.168% due 05/08/2009	75,000	75,128
3.201% due 03/02/2009	1,100	1,103

		339,885

MORTGAGE-BACKED SECURITIES 6.0%

American Home Mortgage Investment Trust
2.749% due 09/25/2035	101	101
4.290% due 10/25/2034	75	68

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	210	193

Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035	637	619
4.625% due 10/25/2035	383	363

Bear Stearns Alt-A Trust
5.667% due 08/25/2036	128	108
5.936% due 02/25/2036	377	279

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	2,708	2,371

CC Mortgage Funding Corp.
2.779% due 07/25/2036	373	279

Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035	362	353

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	476	476

Countrywide Alternative Loan Trust
2.616% due 09/20/2046	124	121
2.716% due 02/20/2047	15,565	11,708
2.746% due 03/20/2046	1,390	1,056
2.759% due 02/25/2047	454	346
2.779% due 05/25/2047	2,790	2,118
2.789% due 08/25/2046	666	500
2.789% due 11/25/2046	1,147	876
2.859% due 12/25/2035	268	206
2.879% due 12/25/2035	929	762
2.879% due 02/25/2037	433	341
2.899% due 08/25/2035	1,607	1,272
2.899% due 12/25/2035	2,719	2,148
2.919% due 11/25/2035	17,552	13,884
2.949% due 09/25/2035	5,883	4,658

Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	616	486
2.889% due 03/25/2035	2,646	1,934
2.889% due 04/25/2035	35	27
2.899% due 03/25/2035	227	204
2.919% due 03/25/2035	15,076	11,284
2.929% due 02/25/2035	47	39
2.979% due 09/25/2034	56	47
4.711% due 08/25/2034	232	222

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	500	487

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	106	101

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.235% due 10/25/2036	198	188

Downey Savings & Loan Association Mortgage Loan Trust
2.769% due 03/19/2045	2,748	2,051
2.819% due 08/19/2045	981	761
2.889% due 08/19/2045	6,007	4,672

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	$146	$144

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	2,916	2,628
2.679% due 01/25/2047	1,675	1,591
2.829% due 06/25/2045	6,323	4,758

GS Mortgage Securities Corp. II
6.620% due 10/18/2030	318	317

GSR Mortgage Loan Trust
6.000% due 03/25/2032	4	4

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	6,539	6,160
2.749% due 01/19/2038	1,349	1,027
2.779% due 05/19/2035	3,055	2,408
2.799% due 06/19/2035	808	628
2.799% due 01/19/2036	408	317
2.799% due 03/19/2037	5,073	3,825
2.809% due 01/19/2036	6,657	5,263
2.869% due 11/19/2035	938	743
2.876% due 06/20/2035	244	190
2.889% due 09/19/2035	71	55

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	8,027	7,561

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	271	253
2.699% due 01/25/2037	267	255

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	300	295

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	83	78

MLCC Mortgage Investors, Inc.
3.198% due 03/15/2025	15	12

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	124	104

Residential Accredit Loans, Inc.
2.699% due 09/25/2046	261	241
2.809% due 04/25/2046	421	320
2.899% due 08/25/2035	321	249

Sequoia Mortgage Trust
2.886% due 07/20/2033	3,561	3,398
2.909% due 10/19/2026	67	63
5.780% due 10/20/2034	1,476	1,384

Structured Asset Mortgage Investments, Inc.
2.669% due 08/25/2036	190	186
2.849% due 07/19/2034	23	20

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	120	117

Thornburg Mortgage Securities Trust
2.709% due 11/25/2046	436	414
2.719% due 03/25/2046	2,000	1,972
2.719% due 09/25/2046	380	356
2.839% due 10/25/2045	1,721	1,681
2.869% due 03/25/2044	367	330

Wachovia Bank Commercial Mortgage Trust
2.898% due 06/15/2020	37,327	34,405
2.908% due 09/15/2021	549	516

WaMu Mortgage Pass-Through Certificates
2.679% due 08/25/2046	23	23
2.829% due 04/25/2045	295	228
2.889% due 10/25/2045	110	88
2.909% due 01/25/2045	72	58
2.919% due 01/25/2045	69	56
2.919% due 07/25/2045	80	74
3.139% due 12/25/2027	198	175
5.136% due 12/25/2046	446	347

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.220% due 02/27/2034	$48	$46
5.326% due 08/25/2046	60,855	42,502
5.526% due 11/25/2042	14	13
5.572% due 10/25/2046	154	127
5.726% due 08/25/2042	56	52
5.826% due 11/25/2046	1,274	1,056

Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034	1,143	1,087
4.110% due 06/25/2035	35	35
4.500% due 11/25/2018	237	232
4.950% due 03/25/2036	469	448
5.609% due 04/25/2036	95	92

		198,716

U.S. GOVERNMENT AGENCIES 48.5%

Fannie Mae
2.719% due 03/25/2034	50	48
2.749% due 08/25/2034	33	32
2.949% due 09/25/2042	156	154
2.999% due 06/25/2029	31	31
4.196% due 11/01/2034	265	267
4.500% due 05/25/2015 - 02/25/2021	1,677	1,699
4.933% due 12/01/2034	79	79
5.000% due 12/01/2036 - 03/01/2037	141,748	140,454
5.500% due 09/25/2024 - 11/01/2037	402,245	406,551
6.000% due 06/01/2031 - 07/25/2044	965,079	989,772
6.500% due 05/01/2028 - 07/01/2029	367	384
7.000% due 09/25/2023	116	124
7.149% due 12/01/2030	6	7
8.800% due 01/25/2019	158	174

Freddie Mac
2.749% due 09/25/2035	6,109	6,024
2.879% due 09/25/2031	98	98
3.048% due 02/15/2019	35,580	35,359
3.268% due 12/15/2031	8	8
4.500% due 04/15/2013 - 02/15/2020	1,436	1,450
5.000% due 03/15/2016 - 03/15/2025	1,877	1,922
5.409% due 10/01/2036	461	464
5.722% due 10/25/2044 - 02/25/2045	465	458
5.922% due 07/25/2044	100	98
6.500% due 07/15/2028	2,596	2,724

Ginnie Mae
5.125% due 11/20/2022 - 11/20/2024	991	992
5.625% due 08/20/2022 - 09/20/2026	624	630
6.000% due 08/20/2034	620	634
6.375% due 03/20/2022 - 06/20/2030	2,452	2,510
7.500% due 09/15/2025 - 11/15/2030	2,662	2,867
8.500% due 07/15/2008 - 07/15/2030	29	31

Small Business Administration
4.625% due 02/01/2025	152	146
5.090% due 10/01/2025	89	89

		1,596,280

U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Bonds
6.000% due 02/15/2026	1,400	1,695

See Accompanying Notes	Annual Report	March 31, 2008	59

Schedule of Investments  International Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. Treasury Notes
3.875% due 09/15/2010	$8,760	$9,242

		10,937

Total United States (Cost $2,526,711)		2,474,527

SHORT-TERM INSTRUMENTS 12.5%

CERTIFICATES OF DEPOSIT 1.2%

Barclays Bank PLC
2.878% due 03/13/2009	$26,025	26,068

Calyon Financial, Inc.
2.731% due 06/29/2010	15,000	14,958

		41,026

COMMERCIAL PAPER 2.9%

Barclays U.S. Funding Corp.
3.005% due 05/07/2008	1,800	1,795

Cooperative CTLE
2.990% due 05/12/2008	80,000	79,728

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Westpac Banking Corp.
3.070% due 05/06/2008	$14,250	$14,207

		95,730

REPURCHASE AGREEMENTS 0.2%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	1,000	1,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,026. Repurchase proceeds are $1,000.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	5,404	5,404
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $5,514. Repurchase proceeds are $5,404.)

		6,404

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FRANCE TREASURY BILLS 0.7%
3.874% due 04/03/2008 - 05/15/2008 (a)	EUR	15,065	$23,680

U.S. TREASURY BILLS 7.5%
0.551% due 04/17/2008 - 06/12/2008 (a)(b)(c)		$245,710	245,606

Total Short-Term Instruments (Cost $411,213)			412,446

PURCHASED OPTIONS (g) 0.2%
(Cost $5,124)			7,249

Total Investments 91.2% (Cost $3,037,455)			$3,003,972

Other Assets and Liabilities (Net) 8.8%			289,010

Net Assets (d) 100.0%			$3,292,982

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $2,736 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(c)	Securities with an aggregate market value of $597 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $10,240 and derivative instruments with an aggregate appreciation of $1,068 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Cash of $32,585 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl June Futures	Long	06/2008	743	$(1,492)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	6,001	19,556
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	3,500	1,049
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	2,500	558
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	6,170	12,152

				$31,823

(f)	Swap agreements outstanding on March 31, 2008:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY	AUD	133,000	$(472)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI		295,000	(1,056)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	DUB		567,000	(682)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	MSC		66,000	(35)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		489,000	(1,708)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	CITI		786,800	2,792
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	DUB		500,000	2,453
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		213,200	750
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		$500	18
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		10,700	505
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		2,600	219
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY	EUR	1,000	(23)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		700	(17)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	DUB	AUD	650,000	2,598
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	LEH		500,000	1,068
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	MSC		500,000	2,832
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	BCLY		790,000	3,276
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	DUB		1,260,000	5,426
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	MSC		100,000	412
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		568,500	2,562
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	BCLY	EUR	500,000	4,260
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB		1,000,000	7,617

60	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM	EUR	96,000	$818
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		1,000,000	8,386
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	JPM		6,500	(37)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	LEH		6,500	(198)
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	DUB		105,000	2,151
Pay	6-Month EUR-LIBOR	4.000%	06/21/2036	GSC		700	(36)
Pay	6-Month GBP-LIBOR	5.000%	06/20/2008	GSC	GBP	12,900	(83)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		300,000	(3,116)
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	GSC		1,500,000	37,028
Pay	6-Month GBP-LIBOR	5.500%	09/20/2009	JPM		725,000	7,382
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		675,000	23,094
Pay	6-Month GBP-LIBOR	6.000%	06/19/2010	MSC		1,500,000	67,452
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	DUB		65,100	979
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	GSC		820,000	29,291
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	HSBC		324,000	(1,303)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		25,100	998
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		80,000	2,973
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		314,600	12,862
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	LEH		277,000	11,783
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	MSC		39,300	1,659
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		117,500	1,075
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		300,000	1,354
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500,000	5,042
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBS		82,500	763
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		151,100	14,511
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		20,000	1,230
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	DUB		21,600	2,134
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		521,800	9,137
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	HSBC		123,000	11,921
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	JPM		36,000	3,536
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		16,000	1,572
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		25,200	2,171
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		14,900	977
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		83,500	(9,548)

							$280,753

(g)	Purchased options outstanding on March 31, 2008:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010	$17,000	$716	$277
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	17,000	716	1,731
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	44,000	1,846	698
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	44,000	1,846	4,543

					$5,124	$7,249

(h)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	04/01/2023	$1,800	$1,807	$1,817
Fannie Mae	5.000%	04/01/2038	150,000	144,141	148,477
Fannie Mae	5.500%	04/01/2038	424,400	417,636	428,445
Fannie Mae	6.000%	04/01/2038	1,000,000	1,008,600	1,024,531
Freddie Mac	5.500%	04/01/2038	130	127	131

				$1,572,311	$1,603,401

(i)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	12,440	04/2008	$58	$(5)	$53
Sell		4,293	04/2008	17	0	17
Buy		20,714	05/2008	120	0	120
Sell		24,000	05/2008	0	(2)	(2)
Buy	BRL	363,419	07/2008	7,722	0	7,722
Sell		15,831	07/2008	143	0	143
Sell		32,999	12/2008	561	0	561
Buy	CAD	1,159	04/2008	0	(35)	(35)

See Accompanying Notes	Annual Report	March 31, 2008	61

Schedule of Investments  International Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	1,800	04/2008	$0	$(4)	$(4)
Sell		129,341	04/2008	5	(2,358)	(2,353)
Buy	GBP	15,000	04/2008	0	(12)	(12)
Sell		228,670	04/2008	210	(1,136)	(926)
Sell	JPY	5,725,335	05/2008	0	(406)	(406)
Buy	KRW	192,890,234	05/2008	0	(14,891)	(14,891)
Sell		153,716,500	05/2008	0	(339)	(339)
Buy		189,158,204	08/2008	0	(13,375)	(13,375)
Buy	MXN	2,517,555	07/2008	11,464	0	11,464
Sell		2,517,065	07/2008	3	(6,671)	(6,668)
Buy	MYR	647,950	05/2008	2,438	0	2,438
Sell	NZD	3,013	04/2008	44	0	44
Buy	RUB	1,392,341	07/2008	3,783	0	3,783
Sell		593,000	07/2008	0	(19)	(19)
Buy		2,676,025	11/2008	3,871	0	3,871
Sell		487,809	11/2008	0	(22)	(22)
Buy	SGD	406,306	05/2008	14,169	0	14,169
Sell		103,244	05/2008	0	(182)	(182)
Buy		35,386	08/2008	832	0	832

				$45,440	$(39,457)	$5,983

62	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments Investment Grade Corporate Portfolio	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 70.4%

BANKING & FINANCE 43.6%

ABN AMRO Bank NV
3.114% due 09/18/2013	$1,700	$1,688

ABX Financing Co.
6.350% due 10/15/2036	400	387

AFLAC, Inc.
6.500% due 04/15/2009	1,000	1,035

American Express Bank FSB
6.000% due 09/13/2017	20,200	19,741

American Express Centurion Bank
6.000% due 09/13/2017	20,000	19,449

American Express Co.
6.150% due 08/28/2017	2,000	1,996
7.000% due 03/19/2018	40,000	42,098
8.150% due 03/19/2038	12,000	13,338

American International Group, Inc.
5.450% due 05/18/2017	8,090	7,881
5.850% due 01/16/2018	27,650	27,204
6.250% due 05/01/2036	5,000	4,744
6.250% due 03/15/2087	16,000	13,003

Anadarko Finance Co.
6.750% due 05/01/2011	2,700	2,889

AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	150

AXA S.A.
6.463% due 12/31/2049	10,000	8,043

Bank of America Corp.
4.637% due 10/14/2016	5,000	4,603
4.750% due 08/01/2015	2,400	2,380
5.625% due 10/14/2016	300	307
5.750% due 12/01/2017	10,000	10,375
6.000% due 09/01/2017	20,800	21,924
8.000% due 12/29/2049	70,900	71,128

Bank of America N.A.
6.100% due 06/15/2017	25,000	26,301

Barclays Bank PLC
5.450% due 09/12/2012	30,000	30,769
6.050% due 12/04/2017	19,300	18,872
6.860% due 09/29/2049	360	301
7.434% due 09/29/2049	16,900	15,309

Bear Stearns Cos., Inc.
5.550% due 01/22/2017	6,300	5,638
6.400% due 10/02/2017	50,000	49,491
6.950% due 08/10/2012	25,000	25,045
7.250% due 02/01/2018	25,000	25,898

BNP Paribas
5.186% due 06/29/2049	17,700	14,872

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,000	7,115

CIT Group, Inc.
3.320% due 02/13/2012	10,000	7,311
3.524% due 07/28/2011	5,000	3,706

Citigroup Capital XXI
8.300% due 12/21/2057	27,300	26,980

Citigroup, Inc.
3.291% due 01/30/2009	500	496
6.000% due 08/15/2017	19,500	19,275
6.125% due 11/21/2017	30,900	30,932
6.125% due 08/25/2036	13,900	12,246

CNA Financial Corp.
5.850% due 12/15/2014	2,000	1,982
6.000% due 08/15/2011	2,000	2,057

Commonwealth Bank of Australia
6.024% due 03/29/2049	8,015	6,884

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Financial Corp.
6.250% due 05/15/2016	$4,000	$3,252

Credit Agricole S.A.
6.637% due 05/29/2049	20,000	15,522

Danske Bank A/S
5.914% due 12/29/2049	10,100	9,340

Deutsche Bank AG
6.000% due 09/01/2017	40,000	41,750

FIA Card Services N.A.
7.125% due 11/15/2012	1,300	1,443

General Electric Capital Corp.
5.875% due 01/14/2038	99,300	96,040
6.375% due 11/15/2067	600	588
6.750% due 03/15/2032	2,800	3,000

GMAC LLC
4.900% due 07/15/2008	50	49
6.750% due 12/01/2014	100	71
6.875% due 08/28/2012	100	76
8.000% due 11/01/2031	120	86

Goldman Sachs Group, Inc.
3.325% due 02/06/2012	300	281
5.700% due 09/01/2012	800	822
5.750% due 10/01/2016	5,000	4,995
5.950% due 01/18/2018	34,200	33,954
6.150% due 04/01/2018 (b)	5,000	5,006
6.250% due 09/01/2017	51,400	51,859
6.450% due 05/01/2036	9,700	8,768
6.750% due 10/01/2037	50,000	46,659

HBOS Capital Funding LP
6.071% due 06/29/2049	13,000	11,435

HBOS PLC
5.375% due 11/29/2049	3,600	3,094
5.920% due 09/29/2049	13,000	9,580

HSBC Bank USA N.A.
4.625% due 04/01/2014	500	483

HSBC Capital Funding LP
4.610% due 12/29/2049	17,150	15,159

HSBC Holdings PLC
6.500% due 05/02/2036	14,500	14,072
6.500% due 09/15/2037	17,600	16,749
7.625% due 05/17/2032	730	778

International Lease Finance Corp.
5.250% due 01/10/2013	5,000	4,903

JPMorgan Chase & Co.
5.750% due 01/02/2013	5,000	5,231
6.000% due 01/15/2018	45,000	47,049

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	50,000	52,243

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	2,100	1,940

JPMorgan Chase Capital XX
6.550% due 09/29/2036	2,100	1,843

Kaupthing Bank HF
5.750% due 10/04/2011	3,200	2,557
6.125% due 10/04/2016	2,000	1,376

Landsbanki Islands HF
3.792% due 08/25/2009	2,000	1,814

Lehman Brothers Holdings, Inc.
5.750% due 01/03/2017	5,000	4,528
6.875% due 07/17/2037	4,700	4,087

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	2,000	1,998

MBNA Capital B
4.039% due 02/01/2027	2,000	1,674

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch & Co., Inc.
5.700% due 05/02/2017	$5,000	$4,761
6.050% due 08/15/2012	29,000	29,493
6.400% due 08/28/2017	23,000	22,752

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,576

Mizuho JGB Investment LLC
9.870% due 12/29/2049	3,400	3,415

Morgan Stanley
4.401% due 10/18/2016	7,000	6,316
4.738% due 10/15/2015	2,000	1,622
4.750% due 04/01/2014	5,000	4,647
5.450% due 01/09/2017	5,000	4,689
5.750% due 08/31/2012	40,000	40,779
5.750% due 10/18/2016	10,000	9,693
5.950% due 12/28/2017	11,000	10,658

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	25,000	20,410

Natexis AMBS Co. LLC
8.440% due 12/29/2049	1,300	1,317

National City Bank of Pennsylvania
7.250% due 10/21/2011	853	821

Rabobank Capital Funding II
5.260% due 12/29/2049	8,500	7,309

Rabobank Capital Funding Trust
5.254% due 12/29/2049	19,000	15,812

RBS Capital Trust III
5.512% due 09/29/2049	26,000	21,390

Resona Bank Ltd.
5.850% due 09/29/2049	6,900	5,744

Rockies Express Pipeline LLC
4.250% due 08/20/2009	50,000	50,030

Royal Bank of Scotland Group PLC
4.642% due 04/11/2016	40,000	37,279
6.990% due 10/29/2049	10,000	8,506
9.118% due 03/31/2049	9,170	9,257

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	11,800	10,655

SB Treasury Co. LLC
9.400% due 12/29/2049	1,600	1,621

SLM Corp.
3.471% due 07/27/2009	9,140	7,692

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	5,000	3,945

State Street Capital Trust III
8.250% due 12/29/2049	3,000	2,971

State Street Capital Trust IV
3.800% due 06/15/2037	15,500	11,666

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,600	4,745

Tiers Trust
8.125% due 09/15/2017	666	811

UBS AG
5.875% due 12/20/2017	11,300	11,580

UBS Preferred Funding Trust V
6.243% due 05/29/2049	12,000	10,055

UFJ Finance Aruba AEC
6.750% due 07/15/2013	26,512	29,534

USB Capital IX
6.189% due 04/15/2049	14,300	10,625

Wachovia Bank N.A.
2.639% due 03/23/2009	800	793

Wachovia Capital Trust III
5.800% due 03/15/2042	20,000	14,259

See Accompanying Notes	Annual Report	March 31, 2008	63

Schedule of Investments  Investment Grade Corporate Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Corp.
5.750% due 02/01/2018	$25,000	$24,551
7.980% due 02/28/2049	15,000	14,783

Wells Fargo & Co.
2.659% due 03/23/2010	400	394

Wells Fargo Capital X
5.950% due 12/15/2036	20,500	18,535

Wilmington Trust Co.
10.500% due 07/01/2008 (j)	46	46

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	5,900	5,710

		1,635,244

INDUSTRIALS 16.4%

Anadarko Petroleum Corp.
5.950% due 09/15/2016	3,300	3,421
6.450% due 09/15/2036	7,400	7,561

Apache Corp.
5.625% due 01/15/2017	200	209
6.000% due 01/15/2037	1,000	1,013

AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,409
6.500% due 07/15/2008	2,000	2,017

Avon Products, Inc.
5.125% due 01/15/2011	3,000	3,079

Barrick Gold Corp.
5.800% due 11/15/2034	2,700	2,476

Baxter International, Inc.
6.250% due 12/01/2037	10,000	10,266

Boston Scientific Corp.
5.450% due 06/15/2014	1,300	1,199
6.000% due 06/15/2011	2,500	2,450

Canadian Natural Resources Ltd.
6.250% due 03/15/2038	500	481
6.500% due 02/15/2037	2,000	1,985
6.750% due 02/01/2039	4,000	4,096

Cardinal Health, Inc.
4.999% due 10/02/2009	2,600	2,532

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	200	222
9.455% due 11/15/2022	350	427

Comcast Corp.
5.300% due 01/15/2014	7,000	6,880
5.875% due 02/15/2018	25,000	24,405
5.900% due 03/15/2016	2,900	2,882
7.050% due 03/15/2033	5,000	5,115

Continental Airlines, Inc.
6.320% due 11/01/2008	15,195	15,125
7.056% due 09/15/2009	5,000	4,981

Covidien International Finance S.A.
6.550% due 10/15/2037	4,300	4,410

Cox Communications, Inc.
7.125% due 10/01/2012	5,100	5,408
7.750% due 11/01/2010	100	108

CVS Caremark Corp.
3.376% due 06/01/2010	450	438
5.750% due 08/15/2011	2,000	2,096

CVS Pass-Through Trust
6.943% due 01/10/2030	12,962	13,745

Daimler Finance North America LLC
3.298% due 03/13/2009	400	395
4.050% due 06/04/2008	440	440
5.750% due 09/08/2011	2,000	2,046
8.000% due 06/15/2010	270	289

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DCP Midstream LLC
5.375% due 10/15/2015	$2,000	$1,955

Delta Air Lines, Inc.
6.619% due 03/18/2011	924	907

Devon Energy Corp.
7.950% due 04/15/2032	700	866

Devon Financing Corp. ULC
6.875% due 09/30/2011	400	437
7.875% due 09/30/2031	700	863

E.I. Du Pont De Nemours & Co.
5.000% due 01/15/2013	1,600	1,668

El Paso Corp.
6.750% due 05/15/2009	1,106	1,126
7.750% due 06/15/2010	13,533	14,185
7.750% due 01/15/2032	19,185	19,804
7.800% due 08/01/2031	41,285	42,605
8.050% due 10/15/2030	9,200	9,657

El Paso Natural Gas Co.
8.375% due 06/15/2032	3,850	4,393

Enbridge Energy Partners LP
5.875% due 12/15/2016	3,600	3,569

EnCana Corp.
5.900% due 12/01/2017	13,400	13,766
6.500% due 02/01/2038	9,400	9,367

Energy Transfer Partners LP
5.650% due 08/01/2012	8,100	8,150
6.125% due 02/15/2017	800	780
6.625% due 10/15/2036	1,900	1,767
7.500% due 07/01/2038	8,800	8,849

Enterprise Products Operating LLC
6.500% due 01/31/2019 (b)	5,000	4,993

Enterprise Products Operating LP
5.000% due 03/01/2015	900	861

EOG Resources, Inc.
5.875% due 09/15/2017	20,000	21,012

Fund American Cos., Inc.
5.875% due 05/15/2013	2,500	2,610

General Electric Co.
5.250% due 12/06/2017	10,000	10,012

General Mills, Inc.
5.700% due 02/15/2017	4,500	4,548

HJ Heinz Finance Co.
6.000% due 03/15/2012	3,000	3,148

Hospira, Inc.
6.050% due 03/30/2017	1,300	1,292

Humana, Inc.
6.450% due 06/01/2016	5,000	5,080

International Business Machines Corp.
5.700% due 09/14/2017	23,400	24,576

Johnson Controls, Inc.
5.250% due 01/15/2011	2,000	2,067
5.500% due 01/15/2016	2,000	2,043

Kellogg Co.
5.125% due 12/03/2012	1,500	1,553

Kern River Funding Corp.
4.893% due 04/30/2018	12,860	13,125

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	5,000	4,965
6.000% due 02/01/2017	800	798
6.500% due 02/01/2037	300	279
7.125% due 03/15/2012	5,000	5,319
7.300% due 08/15/2033	5,500	5,631

Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,041
6.500% due 08/11/2017	6,600	6,788

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kroger Co.
5.500% due 02/01/2013	$3,000	$3,107

Lockheed Martin Corp.
4.121% due 03/14/2013	1,000	1,003

Loews Corp.
5.250% due 03/15/2016	2,000	2,004

Mazda Manufacturing Corp.
10.500% due 07/01/2008 (j)	68	68

Mazda Motor Corp.
10.500% due 07/01/2008 (j)	12	12

New Albertson’s, Inc.
8.000% due 05/01/2031	5,000	4,792

News America Holdings, Inc.
9.250% due 02/01/2013	4,800	5,578

Norfolk Southern Corp.
5.640% due 05/17/2029	77	70
7.800% due 05/15/2027	3	3

Omnicom Group, Inc.
5.900% due 04/15/2016	3,800	3,784

ONEOK Partners LP
6.850% due 10/15/2037	8,000	7,944

Packaging Corp. of America
4.375% due 08/01/2008	2,800	2,802

Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	225	227

Pemex Project Funding Master Trust
7.875% due 02/01/2009	26,375	27,451
9.375% due 12/02/2008	5,968	6,237

Plains All American Pipeline LP
6.125% due 01/15/2017	1,000	1,019
6.650% due 01/15/2037	1,700	1,615

RadioShack Corp.
7.375% due 05/15/2011	1,900	1,976

Reynolds American, Inc.
6.750% due 06/15/2017	10,000	10,168

Rohm & Haas Co.
6.000% due 09/15/2017	25,000	25,441

Rowan Cos., Inc.
5.880% due 03/15/2012	1,164	1,259

Sealed Air Corp.
6.950% due 05/15/2009	1,500	1,547

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	2,653	2,734
7.156% due 12/15/2011	852	918

Time Warner Cable, Inc.
5.850% due 05/01/2017	22,800	21,870
6.550% due 05/01/2037	10,100	9,566

United Airlines, Inc.
6.071% due 03/01/2013	900	892
6.602% due 03/01/2015	1,174	1,168
8.390% due 01/21/2011 (a)	2,231	11
10.020% due 03/22/2014 (a)	817	385
10.125% due 03/22/2015 (a)	1,947	1,010
10.850% due 02/19/2015 (a)	883	434

Univision Communications, Inc.
7.850% due 07/15/2011	5,067	4,522

Valero Energy Corp.
7.500% due 04/15/2032	800	835
8.750% due 06/15/2030	15,175	18,211

Viacom, Inc.
3.150% due 06/16/2009	3,000	2,941
5.750% due 04/30/2011	3,000	3,035

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	10,000	10,508

64	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Waste Management, Inc.
7.375% due 08/01/2010	$90	$95

WEA Finance LLC
5.700% due 10/01/2016	2,000	1,812

Wyeth
5.500% due 03/15/2013	2,500	2,651

XTO Energy, Inc.
4.900% due 02/01/2014	5,000	5,002
5.650% due 04/01/2016	800	823
6.100% due 04/01/2036	5,000	4,963

Yum! Brands, Inc.
6.250% due 04/15/2016	2,500	2,535
6.875% due 11/15/2037	5,700	5,470
7.650% due 05/15/2008	3,000	3,016

		615,575

UTILITIES 10.4%

Appalachian Power Co.
5.650% due 08/15/2012	10,100	10,401
6.375% due 04/01/2036	500	461

AT&T Corp.
7.300% due 11/15/2011	6,947	7,533
8.000% due 11/15/2031	20,200	23,677

AT&T Mobility LLC
6.500% due 12/15/2011	450	478

AT&T, Inc.
5.500% due 02/01/2018	23,000	22,571
6.500% due 09/01/2037	50,000	49,633

Beaver Valley II Funding
9.000% due 06/01/2017	1,459	1,625

Bruce Mansfield Unit
6.850% due 06/01/2034	1,700	1,785

BVPS II Funding Corp.
8.890% due 06/01/2017	1,500	1,766

Carolina Power & Light Co.
6.300% due 04/01/2038	3,600	3,706

CenturyTel, Inc.
8.375% due 10/15/2010	2,100	2,288

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4	4

Consumers Energy Co.
5.000% due 02/15/2012	1,900	1,928
5.000% due 03/15/2015	300	294
5.150% due 02/15/2017	2,800	2,751
5.375% due 04/15/2013	600	620
5.500% due 08/15/2016	2,250	2,265

Deutsche Telekom International Finance BV
8.000% due 06/15/2010	3,200	3,426
8.250% due 06/15/2030	11,700	14,077

Dominion Resources, Inc.
5.200% due 01/15/2016	3,000	2,943
5.600% due 11/15/2016	1,800	1,812

Duke Energy, Inc.
6.900% due 06/01/2025	2,821	2,934

Embarq Corp.
7.082% due 06/01/2016	100	95

Enel Finance International S.A.
6.250% due 09/15/2017	32,000	33,271
6.800% due 09/15/2037	14,550	14,724

Energy East Corp.
6.750% due 07/15/2036	1,300	1,267

Entergy Arkansas, Inc.
5.400% due 05/01/2018	9,384	9,113

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Entergy Gulf States, Inc.
3.600% due 06/01/2008	$13,800	$13,766
5.250% due 08/01/2015	600	568

Entergy Louisiana LLC
4.670% due 06/01/2010	400	399

Exelon Corp.
6.750% due 05/01/2011	3,000	3,169

Florida Power Corp.
3.468% due 11/14/2008	2,300	2,299

Kentucky Power Co.
6.000% due 09/15/2017	18,600	18,666

MidAmerican Energy Holdings Co.
6.500% due 09/15/2037	100	100
7.520% due 09/15/2008	350	355

NGPL Pipe Co. LLC
7.768% due 12/15/2037	4,100	4,226

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	70	71

Ohio Edison Co.
6.875% due 07/15/2036	3,000	2,951

Ohio Power Co.
6.375% due 07/15/2033	5,500	4,942

PNPP II Funding Corp.
9.120% due 05/30/2016	1,388	1,662

PPL Capital Funding Trust I
4.330% due 03/01/2009	3,300	3,319

Progress Energy, Inc.
7.100% due 03/01/2011	188	202
7.750% due 03/01/2031	15,550	18,293

PSEG Power LLC
3.750% due 04/01/2009	2,500	2,480
8.625% due 04/15/2031	12,000	14,764

Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,300	2,205

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	13,650	13,036

Qwest Corp.
6.875% due 09/15/2033	9,880	7,953
8.875% due 03/15/2012	6,000	6,150

SCANA Corp.
6.250% due 02/01/2012	10,000	10,525

Sprint Capital Corp.
6.375% due 05/01/2009	2,000	1,970

System Energy Resources, Inc.
5.129% due 01/15/2014	2,120	2,121

Telecom Italia Capital S.A.
5.250% due 10/01/2015	9,850	8,965
7.200% due 07/18/2036	200	189

Telefonica Emisones SAU
5.984% due 06/20/2011	3,500	3,608

United Telecom, Inc.
6.890% due 07/01/2008 (j)	1,000	994

Virginia Electric and Power Co.
5.950% due 09/15/2017	20,000	21,108

		388,504

Total Corporate Bonds & Notes (Cost $2,672,584)		2,639,323

CONVERTIBLE BONDS & NOTES 0.1%

ERP Operating LP
3.850% due 08/15/2026	3,800	3,653

Total Convertible Bonds & Notes (Cost $3,838)		3,653

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 10.9%

Fannie Mae
5.500% due 01/01/2037 - 04/01/2038	$358,316	$362,102

Freddie Mac
5.500% due 12/01/2036	45,738	46,248

Ginnie Mae
8.500% due 07/15/2030 - 08/15/2030	85	94

Total U.S. Government Agencies (Cost $408,043)		408,444

MORTGAGE-BACKED SECURITIES 0.3%

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.362% due 01/15/2046	8,600	8,504

Denver Arena Trust
6.940% due 11/15/2019	1,779	1,750

Total Mortgage-Backed Securities (Cost $10,342)		10,254

ASSET-BACKED SECURITIES 0.0%

MASTR Asset-Backed Securities Trust
2.679% due 05/25/2037	345	322

Total Asset-Backed Securities (Cost $345)		322

SOVEREIGN ISSUES 0.0%

Export-Import Bank of Korea
3.166% due 06/01/2009	700	701

Total Sovereign Issues (Cost $700)		701

	SHARES
COMMON STOCKS 0.1%

Devon Energy Corp.	33,898	3,537

Total Common Stocks (Cost $862)		3,537

PREFERRED STOCKS 0.1%

Goldman Sachs Group, Inc.
3.846% due 12/31/2049	200,000	3,700

Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049	5,200	178

Total Preferred Stocks (Cost $5,231)		3,878

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.8%

COMMERCIAL PAPER 2.6%

DnB NOR Bank ASA
3.150% due 04/15/2008	$11,300	11,286

UBS Finance Delaware LLC
2.940% due 06/06/2008	32,600	32,434
3.020% due 04/04/2008	52,500	52,487

		96,207

See Accompanying Notes	Annual Report	March 31, 2008	65

Schedule of Investments  Investment Grade Corporate Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 11.9%

Deutsche Bank AG
1.200% due 04/01/2008	$409,200	$409,200
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $418,125. Repurchase proceeds are $409,214.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	37,017	37,017
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $37,758. Repurchase proceeds are $37,019.)

		446,217

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.3%
1.300% due 04/17/2008 - 06/12/2008 (c)(d)	$50,500	$50,318

Total Short-Term Instruments (Cost $592,801)		592,742

PURCHASED OPTIONS (h) 1.1%
(Cost $15,091)		43,392

Total Investments 98.8% (Cost $3,709,837)		$3,706,246

Written Options (i) (0.9%) (Premiums $14,212)		(33,346)

Other Assets and Liabilities (Net) 2.1%		77,911

Net Assets (e) 100.0%		$3,750,811

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $20,668 have been pledged as collateral for swap and swaption contracts on March 31,2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $1,131 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Cash of $7,265 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note June Futures	Short	06/2008	249	$(131)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	433	10
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	272	(1,040)

				$(1,161)

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.090%		09/20/2010	MSC	$10,000	$138
American Electric Power Co., Inc. 5.375% due 03/15/2010	Sell	0.410%		09/20/2011	MSC	2,000	(11)
American Express Co. 4.875% due 07/15/2013	Sell	2.050%		03/20/2013	RBS	4,800	67
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%		06/20/2010	JPM	2,000	(70)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%		03/20/2013	MSC	4,700	(9)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.920%		03/20/2013	DUB	25,000	103
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.062%		03/20/2013	JPM	10,000	95
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.150%		03/20/2013	LEH	9,000	135
Apache Corp. 6.250% due 04/15/2012	Sell	0.200%		03/20/2010	JPM	6,300	(37)
AT&T, Inc. 5.875% due 08/15/2012	Sell	0.980%		06/20/2013	BCLY	4,600	(35)
AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	RBS	2,500	56
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%	)	06/20/2012	GSC	1,900	53
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.390%	)	09/20/2012	RBS	5,400	153
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%	)	12/20/2012	RBS	8,400	277
AutoZone, Inc. 6.500% due 07/15/2008	Buy	(0.160%	)	09/20/2008	CITI	2,100	3
Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%	)	03/20/2011	CSFB	3,000	13
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.280%		09/20/2012	BCLY	20,000	(453)
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.950%		03/20/2013	RBS	4,500	23
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	MLP	5,000	258
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%		09/20/2012	CITI	4,900	(286)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.670%		09/20/2012	JPM	700	(36)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.100%		09/20/2012	CSFB	10,000	(338)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	2.270%		03/20/2013	BOA	5,000	100
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.450%	)	09/20/2012	UBS	6,000	266
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%	)	09/20/2012	BEAR	1,800	84
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.420%	)	12/20/2012	MSC	3,400	168
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%	)	12/20/2012	MSC	7,600	383

66	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	Buy	(0.270%	)	09/20/2012	MLP	$4,800	$60
Burlington Northern Santa Fe Corp. 4.300% due 07/01/2013	Buy	(0.259%	)	09/20/2012	CSFB	4,000	52
Burlington Resources Finance Co. 6.400% due 08/15/2011	Sell	0.280%		03/20/2010	MLP	5,000	(9)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.320%		03/20/2010	MLP	5,000	(44)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.420%		09/20/2010	UBS	5,000	(39)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	1.130%		06/20/2013	BCLY	4,700	20
CBS Corp. 4.625% due 05/15/2018	Buy	(0.600%	)	09/20/2012	CSFB	8,400	490
Centex Corp. 5.250% due 06/15/2015	Buy	(0.820%	)	06/20/2012	JPM	1,600	212
CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%	)	06/20/2010	BEAR	2,100	36
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.290%		09/20/2012	BCLY	20,000	(1,128)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.290%		09/20/2012	BEAR	20,000	(1,128)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	1.500%		06/20/2013	MSC	1,500	(14)
Clorox Co. 6.125% due 02/01/2011	Buy	(0.350%	)	09/20/2012	CITI	3,000	53
Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%	)	09/20/2012	UBS	5,700	105
Clorox Co. 6.125% due 02/01/2011	Buy	(0.420%	)	12/20/2012	UBS	2,800	47
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	CITI	2,000	100
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.285%	)	09/20/2011	BCLY	2,000	53
Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	Buy	(0.140%	)	06/20/2012	CITI	4,300	67
Comcast Corp. 5.300% due 01/15/2014	Sell	1.600%		06/20/2013	BCLY	4,600	24
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	BCLY	2,000	2
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%	)	06/20/2012	GSC	3,000	41
ConocoPhillips 4.750% due 10/15/2012	Sell	0.210%		03/20/2010	GSC	5,000	(9)
Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	BEAR	4,000	639
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250%	)	09/20/2011	CSFB	2,000	16
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011	BCLY	2,000	19
Darden Restaurants, Inc. 7.125% due 02/01/2016	Buy	(0.490%	)	06/20/2012	MSC	1,800	78
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012	DUB	700	9
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.210%	)	06/20/2012	BEAR	3,300	44
Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%		06/20/2015	CITI	3,900	(9)
Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.455%	)	03/20/2016	BOA	3,000	58
Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.259%	)	09/20/2012	CSFB	2,700	60
Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.249%	)	09/20/2012	LEH	6,300	142
DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.370%	)	06/20/2012	UBS	5,800	501
DTE Energy Co. 7.050% due 06/01/2011	Buy	(0.650%	)	09/20/2016	MSC	2,000	61
EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%		09/20/2009	BEAR	7,000	(14)
EnCana Corp. 4.750% due 10/15/2013	Sell	0.320%		03/20/2010	CSFB	2,000	(15)
EnCana Corp. 4.750% due 10/15/2013	Sell	0.330%		09/20/2010	JPM	5,000	(47)
EnCana Corp. 4.750% due 10/15/2013	Sell	1.030%		06/20/2013	BCLY	4,700	13
Enterprise Products Operating LP 6.375% due 02/01/2013	Sell	1.300%		06/20/2013	MSC	4,700	79
ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%	)	09/20/2011	RBS	3,800	124
Exelon Corp. 6.750% due 05/01/2011	Buy	(0.290%	)	06/20/2011	MLP	3,200	85
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.760%		09/20/2010	UBS	1,600	(192)
Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.680%	)	09/20/2012	BOA	9,100	603
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%		06/20/2011	MSC	10,000	(327)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%		06/20/2011	WAC	10,000	(327)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.630%		12/20/2012	BCLY	4,200	(117)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.310%		03/20/2013	CITI	12,000	26
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.450%		03/20/2013	BCLY	4,500	34
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.500%		03/20/2013	BNP	25,000	261
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%	)	06/20/2012	DUB	4,200	(21)
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%	)	06/20/2012	DUB	1,500	(6)
GMAC LLC 5.125% due 05/09/2008	Sell	2.100%		09/20/2008	MLP	25,000	(1,285)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%		09/20/2012	UBS	10,000	(191)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	1.600%		03/20/2013	RBS	4,600	34
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.380%	)	03/20/2012	RBS	3,100	19
Halliburton Co. 5.500% due 10/15/2010	Sell	0.290%		03/20/2010	JPM	7,000	5
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	BEAR	2,000	131
International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%		03/20/2010	CSFB	1,800	(5)
International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	GSC	5,000	359
International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	BEAR	5,200	401
International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	JPM	4,300	332
International Paper Co. 5.850% due 10/30/2012	Buy	(0.460%	)	06/20/2012	BEAR	1,000	78
International Paper Co. 5.850% due 10/30/2012	Buy	(0.450%	)	06/20/2012	UBS	1,100	86
Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%	)	03/20/2011	BEAR	2,000	26
Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	BEAR	2,000	61
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	1.050%		03/20/2013	RBS	4,500	14
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%	)	12/20/2011	DUB	3,200	745
Kaupthing Bank HF 6.125% due 10/04/2016	Buy	(0.600%	)	12/20/2016	DUB	2,000	636
Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	1.200%		06/20/2013	BCLY	4,700	(20)
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.220%	)	06/20/2012	GSC	1,900	103
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.330%	)	09/20/2012	CITI	3,000	163
Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.300%	)	09/20/2012	BOA	3,900	217
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	BEAR	2,000	59
Kroger Co. 5.500% due 02/01/2013	Buy	(0.560%	)	03/20/2013	MSC	3,000	23

See Accompanying Notes	Annual Report	March 31, 2008	67

Schedule of Investments  Investment Grade Corporate Portfolio  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	RBS	$2,000	$214
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%		03/20/2011	BNP	2,800	(230)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.755%		09/20/2012	UBS	20,000	(1,697)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.930%		03/20/2013	BNP	25,000	(1,004)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.960%		03/20/2013	CSFB	25,000	(972)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	2.300%		06/20/2013	MSC	1,800	(46)
Lennar Corp. 5.950% due 03/01/2013	Buy	(1.130%	)	06/20/2012	LEH	4,400	766
Lennar Corp. 5.950% due 03/01/2013	Buy	(1.090%	)	06/20/2012	LEH	1,100	193
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	BEAR	2,000	55
Lowe’s Cos., Inc. 8.250% due 06/01/2010	Buy	(0.520%	)	12/20/2012	BOA	11,500	216
Macy’s Retail Holdings, Inc. 6.625% due 04/01/2011	Buy	(0.530%	)	06/20/2012	GSC	1,900	149
Marsh & McLennan Cos., Inc. 5.150% due 09/15/2010	Buy	(0.590%	)	09/20/2010	MSC	10,000	20
Masco Corp. 5.875% due 07/15/2012	Buy	(0.630%	)	06/20/2012	BCLY	1,300	111
Masco Corp. 5.875% due 07/15/2012	Buy	(0.589%	)	06/20/2012	LEH	700	61
Masco Corp. 5.875% due 07/15/2012	Buy	(0.540%	)	06/20/2012	DUB	1,300	115
Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%	)	03/20/2017	BNP	2,200	238
Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.330%	)	06/20/2012	BCLY	2,400	72
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	BEAR	4,300	181
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	RBS	4,100	173
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.540%	)	06/20/2012	MSC	400	17
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.528%	)	06/20/2012	JPM	1,200	53
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.510%	)	06/20/2012	LEH	1,000	45
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.850%	)	12/20/2012	JPM	3,300	251
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(1.910%	)	03/20/2013	CSFB	25,000	807
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(1.880%	)	03/20/2013	BNP	25,000	839
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.073%		03/20/2013	DUB	7,000	202
Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%		09/20/2012	GSC	4,400	(171)
Morgan Stanley 6.600% due 04/01/2012	Sell	2.000%		03/20/2013	RBS	4,700	32
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	LEH	3,000	279
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	RBS	4,000	377
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%	)	12/20/2015	RBS	2,000	183
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	7,900	(9)
Nabors Industries, Inc. 0.000% due 02/05/2021	Buy	(0.470%	)	06/20/2012	LEH	500	7
Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%	)	06/20/2012	CITI	1,400	19
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.290%	)	09/20/2012	RBS	3,600	75
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%	)	12/20/2012	GSC	6,300	137
Newell Rubbermaid, Inc. 6.750% due 03/15/2012	Buy	(0.230%	)	06/20/2012	RBS	3,500	73
Noble Corp. 5.875% due 06/01/2013	Buy	(0.522%	)	06/20/2012	MSC	4,300	12
Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%	)	06/20/2012	DUB	1,400	5
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.179%	)	06/20/2012	LEH	1,300	44
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.280%	)	09/20/2012	LEH	5,800	195
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.240%	)	09/20/2012	CITI	2,100	74
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.230%	)	12/20/2012	UBS	9,800	383
Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.240%	)	12/20/2012	MLP	7,000	102
Occidental Petroleum Corp. 6.750% due 01/15/2012	Sell	0.250%		03/20/2010	JPM	7,000	2
Ohio Edison Co. 5.450% due 05/01/2015	Sell	0.470%		03/20/2010	WAC	10,000	(53)
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%	)	06/20/2016	MSC	3,800	176
Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	LEH	7,500	(1)
Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.250%	)	06/20/2012	MSC	500	45
Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.030%	)	06/20/2012	MSC	1,700	167
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.290%	)	06/20/2011	BOA	2,100	15
Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%	)	06/20/2009	CITI	2,000	1
SCANA Corp. 6.250% due 02/01/2012	Buy	(0.380%	)	03/20/2012	BOA	10,000	99
Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009	BCLY	1,600	11
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%	)	09/20/2012	BOA	5,800	169
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%	)	09/20/2012	MSC	3,400	99
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.280%	)	12/20/2012	MSC	3,400	100
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.260%	)	12/20/2012	MSC	5,200	157
SLM Corp. 5.125% due 08/27/2012	Sell	2.870%		12/20/2012	BNP	5,000	(912)
SLM Corp. 5.125% due 08/27/2012	Sell	2.900%		12/20/2012	DUB	2,000	(363)
SLM Corp. 5.125% due 08/27/2012	Sell	2.950%		03/20/2013	BOA	4,300	(790)
Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.480%	)	09/20/2012	RBS	6,300	329
Sprint Capital Corp. 8.375% due 03/15/2012	Sell	0.316%		06/20/2011	BOA	24,000	(3,914)
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	6.000%		03/20/2009	LEH	2,500	34
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%		06/20/2009	BCLY	9,000	256
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.280%	)	06/20/2012	CSFB	2,500	113
Temple-Inland, Inc. 6.750% due 03/01/2009	Buy	(0.280%	)	03/20/2009	JPM	2,600	32
Time Warner Entertainment Co. LP 8.375% due 03/15/2023	Sell	1.830%		06/20/2013	MSC	1,700	(13)
Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.290%		06/20/2009	UBS	11,000	(59)

68	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.570%		09/20/2010	HSBC	$5,000	$(121)
TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.270%	)	12/20/2012	RBS	5,600	106
TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.250%	)	12/20/2012	RBS	12,900	257
Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.155%	)	06/20/2012	DUB	3,200	219
Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.010%	)	06/20/2012	UBS	1,000	74
Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(0.800%	)	06/20/2012	JPM	1,300	105
Transocean, Inc. 7.375% due 04/15/2018	Sell	0.910%		06/20/2013	MSC	4,700	12
Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%	)	06/20/2011	BNP	1,900	15
Verizon Communications, Inc. 4.900% due 09/15/2015	Sell	0.930%		06/20/2013	MSC	1,700	(18)
VF Corp. 8.500% due 10/01/2010	Buy	(0.220%	)	06/20/2012	GSC	1,800	35
VF Corp. 8.500% due 10/01/2010	Buy	(0.470%	)	12/20/2012	MSC	4,500	59
VF Corp. 8.500% due 10/01/2010	Buy	(0.450%	)	12/20/2012	GSC	5,200	73
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	UBS	3,000	5
Viacom, Inc. 6.250% due 04/30/2016	Sell	0.510%		06/20/2011	MSC	8,000	(263)
Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%	)	06/20/2011	MSC	1,300	13
Wells Fargo & Co. 5.000% due 11/15/2014	Sell	0.210%		09/20/2012	BEAR	20,000	(1,005)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.950%		03/20/2013	RBS	4,500	0
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.530%	)	06/20/2012	JPM	3,000	140
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.520%	)	06/20/2012	BEAR	5,300	250
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	BEAR	500	24
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.450%	)	06/20/2012	LEH	900	45
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(1.018%	)	03/20/2017	GSC	1,700	88
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.630%	)	06/20/2012	GSC	900	11
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.500%	)	06/20/2012	MSC	2,900	51
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.320%	)	09/20/2012	BOA	2,600	72
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.380%	)	12/20/2012	RBS	15,300	432
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%	)	03/20/2017	MSC	1,700	29
Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	MSC	2,500	46
XTO Energy, Inc. 4.900% due 02/01/2014	Sell	0.870%		06/20/2013	MSC	4,700	10
XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%		03/20/2010	MLP	5,000	(6)
Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008	BOA	3,200	1

							$2,964

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HV8 Index	Sell	0.750%		06/20/2012	BOA	$10,000	$(543)
Dow Jones CDX N.A. HY8 Index	Sell	1.070%		06/20/2012	MLP	49,682	(782)
Dow Jones CDX N.A. HY8 Index	Sell	1.100%		06/20/2012	MLP	49,683	(724)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	94,800	259
Dow Jones CDX N.A. IG10 Index	Sell	1.550%		06/20/2013	DUB	222,500	(960)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%		06/20/2013	GSC	300,000	(923)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%		06/20/2013	MLP	249,200	(966)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%		06/20/2013	RBS	200,000	(1,008)
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2018	MSC	1,800	10
Dow Jones CDX N.A. IG10 Index	Sell	1.500%		06/20/2018	MSC	106,000	(784)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	CITI	7,341	(117)
Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	LEH	4,960	(79)
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	BOA	9,000	601
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	GSC	3,000	203
Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	MSC	22,100	1,406
Dow Jones CDX N.A. IG9 Index	Sell	0.670%		12/20/2012	DUB	30,000	219
Dow Jones CDX N.A. IG9 Index	Sell	0.680%		12/20/2012	DUB	30,000	253
Dow Jones CDX N.A. IG9 Index	Sell	0.680%		12/20/2012	GSC	86,000	707
Dow Jones CDX N.A. IG9 Index	Sell	0.695%		12/20/2012	GSC	19,500	170
Dow Jones CDX N.A. IG9 Index	Sell	0.701%		12/20/2012	DUB	88,200	791
Dow Jones CDX N.A. IG9 Index	Sell	0.705%		12/20/2012	GSC	43,300	396
Dow Jones CDX N.A. IG9 Index	Sell	0.708%		12/20/2012	DUB	21,300	197
Dow Jones CDX N.A. IG9 Index	Sell	0.708%		12/20/2012	MSC	100,000	899
Dow Jones CDX N.A. IG9 Index	Sell	0.710%		12/20/2012	DUB	8,700	81
Dow Jones CDX N.A. IG9 Index	Sell	0.740%		12/20/2012	GSC	25,000	274
Dow Jones CDX N.A. IG9 Index	Sell	0.750%		12/20/2012	GSC	5,000	54
Dow Jones CDX N.A. IG9 Index	Sell	0.770%		12/20/2012	DUB	30,000	349
Dow Jones CDX N.A. IG9 Index	Sell	1.120%		12/20/2012	GSC	15,000	129
Dow Jones CDX N.A. IG9 Index	Sell	1.120%		12/20/2012	JPM	5,000	43
Dow Jones CDX N.A. IG9 Index	Sell	1.130%		12/20/2012	MSC	20,000	191
Dow Jones CDX N.A. IG9 Index	Sell	1.160%		12/20/2012	DUB	10,000	104

							$450

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Annual Report	March 31, 2008	69

Schedule of Investments  Investment Grade Corporate Portfolio  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY	$85,200	$1,869
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS	700	3
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM	462,200	20,526
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS	351,100	16,332
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB	14,100	(600)
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	MLP	200,000	2,050
Pay	3-Month USD-LIBOR	5.000%	06/18/2018	RBS	83,000	484
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS	200	(17)

						$40,647

(h)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$4,200	$48	$70
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	219,150	2,181	7,335
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	138,700	1,300	4,643
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	117,500	1,178	2,772
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	119,100	1,196	3,987
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	13,100	115	170
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	9,000	97	111
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	176,600	1,830	2,402
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	406,350	4,156	13,601
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	283,400	2,990	8,301

							$15,091	$43,392

(i)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$1,400	$45	$70
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	73,000	1,961	5,388
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	4.350%	05/01/2008	15,000	111	136
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	44,300	1,176	3,270
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	33,100	935	1,916
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	38,900	1,054	2,871
Call - OTC 30-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.350%	05/01/2008	55,000	431	516
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,400	110	173
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	3,000	90	111
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	76,800	1,842	2,643
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	135,200	3,704	9,979
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	94,800	2,753	6,273

							$14,212	$33,346

(j)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/28/2003	$69	$68	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/28/2003	12	12	0.00%
United Telecom, Inc.	6.890%	07/01/2008	06/25/2003	1,007	994	0.03%
Wilmington Trust Co.	10.500%	07/01/2008	03/28/2003	46	46	0.00%

				$1,134	$1,120	0.03%

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2038	$354,000	$357,183	$357,374
Freddie Mac	5.500%	04/01/2038	47,000	47,352	47,463
U.S. Treasury Bonds	4.500%	02/15/2036	2,000	2,053	2,084
U.S. Treasury Bonds	4.750%	02/15/2037	29,960	31,867	32,587
U.S. Treasury Bonds	5.000%	05/15/2037	1,150	1,274	1,312
U.S. Treasury Notes	3.250%	12/31/2009	37,400	38,371	38,877
U.S. Treasury Notes	4.750%	08/15/2017	54,900	59,280	61,143

				$537,380	$540,840

(2)	Market value includes $1,194 of interest payable on short sales.

70	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments Mortgage Portfolio	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.0%

CVS Lease Pass-Through
6.036% due 12/10/2028	$1,944	$1,857

Total Corporate Bonds & Notes (Cost $1,944)		1,857

MUNICIPAL BONDS & NOTES 0.0%

Ennis, Texas Economic Development Corporations Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,585

Total Municipal Bonds & Notes (Cost $1,029)		1,585

U.S. GOVERNMENT AGENCIES 156.7%

Fannie Mae
0.000% due 06/25/2008 - 08/25/2022 (c)	38	36
2.666% due 07/25/2037	767	704
2.716% due 09/26/2033	39	36
2.739% due 04/25/2035	3,582	3,487
2.799% due 10/27/2037	73,400	69,533
2.819% due 07/25/2032	497	497
2.849% due 06/25/2044	114	114
2.859% due 06/25/2032	9	9
2.879% due 10/25/2033	3	3
2.899% due 12/25/2028	71	70
2.959% due 02/25/2033	109	108
2.999% due 06/25/2029 - 06/25/2032	2,026	2,003
3.099% due 06/25/2030 - 07/25/2034	8,128	8,077
3.175% due 06/25/2018 - 04/18/2028	99	97
3.225% due 10/18/2030	119	117
3.249% due 09/25/2023	152	151
3.275% due 06/25/2022	1	1
3.281% due 09/18/2027	334	329
3.499% due 04/25/2032	131	132
3.525% due 04/25/2021	3	3
3.725% due 05/25/2023	99	101
4.000% due 02/25/2009	13	13
4.500% due 11/01/2019 - 01/01/2038	514,419	512,525
4.547% due 02/01/2035	3,353	3,433
4.623% due 07/01/2035	1,374	1,391
4.707% due 09/01/2035	9,692	9,746
4.712% due 03/01/2035	1,224	1,242
4.722% due 10/01/2035	989	994
4.850% due 02/01/2034	1,031	1,041
4.998% due 09/01/2034	1,601	1,617
5.000% due 06/01/2013 - 04/01/2038	2,366,350	2,382,228
5.000% due 12/01/2033 - 02/01/2037 (h)	1,795,315	1,779,773
5.124% due 02/01/2032	2,861	2,871
5.320% due 07/01/2017 - 11/01/2017	13	13
5.322% due 10/01/2016 - 10/01/2031	513	512
5.347% due 02/01/2017	288	289
5.403% due 08/01/2029	99	99
5.407% due 05/01/2036	4,780	4,812
5.414% due 06/01/2029	25	25
5.420% due 03/01/2017 - 02/01/2018	24	24
5.422% due 10/01/2023 - 01/01/2029	1,039	1,039
5.424% due 12/01/2017	192	192
5.433% due 07/01/2024 - 05/01/2036	114	115
5.449% due 05/01/2036	45	45
5.464% due 05/01/2036	32	32

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.477% due 02/01/2021	$82	$81
5.500% due 01/01/2009 - 04/01/2038	3,734,087	3,785,914
5.500% due 11/01/2032 - 04/01/2037 (h)	1,835,014	1,856,694
5.500% due 10/01/2035 (f)	163,100	165,002
5.514% due 05/01/2019	263	265
5.554% due 02/01/2030	729	761
5.569% due 04/01/2019	79	79
5.576% due 12/01/2030	361	363
5.580% due 09/01/2020	23	24
5.625% due 07/01/2017 - 08/01/2023	28	29
5.645% due 03/01/2018	12	12
5.662% due 11/01/2008	41	41
5.722% due 08/01/2042 - 10/01/2044	10,812	10,818
5.730% due 10/01/2016	78	80
5.750% due 07/01/2029	5	5
5.800% due 11/01/2011	1,836	1,921
5.808% due 11/01/2024	4	4
5.853% due 02/01/2015	70	70
5.875% due 06/01/2017	6	6
5.922% due 09/01/2040 - 12/01/2040	518	518
5.950% due 02/25/2044	71	72
5.973% due 09/01/2034	228	230
5.999% due 03/01/2024	41	43
6.000% due 03/25/2017 - 05/01/2038	3,352,830	3,436,972
6.000% due 01/01/2033 - 03/01/2037 (h)	281,670	289,060
6.027% due 11/01/2017	11	11
6.098% due 02/01/2031	331	338
6.125% due 06/01/2017	54	55
6.161% due 02/01/2026	64	65
6.173% due 02/01/2026	13	13
6.228% due 02/01/2035	704	710
6.230% due 04/01/2030	9	9
6.236% due 10/01/2036	6,074	6,237
6.250% due 12/25/2013	1,071	1,102
6.262% due 02/01/2009	4,040	4,056
6.270% due 08/01/2029	14	15
6.290% due 02/25/2029	1,500	1,616
6.300% due 06/25/2031 - 10/17/2038	5,263	5,647
6.305% due 04/01/2020	113	117
6.350% due 06/25/2020	2,441	2,504
6.361% due 05/01/2027	191	193
6.378% due 11/01/2025	116	119
6.390% due 05/25/2036	1,725	1,836
6.410% due 08/01/2016	955	1,027
6.422% due 11/01/2035	3,254	3,350
6.450% due 05/01/2008 - 12/01/2026	6,097	6,363
6.481% due 04/01/2032	17	18
6.500% due 09/25/2008 (b)	1	0
6.500% due 02/25/2009 - 06/17/2038	1,318,945	1,367,020
6.500% due 06/01/2035 (h)	10,178	10,577
6.518% due 11/01/2031	42	43
6.540% due 12/01/2031	25	26
6.589% due 10/25/2031	53	52
6.603% due 02/01/2027	129	131
6.610% due 12/01/2029	5	5
6.644% due 06/01/2023	56	57
6.703% due 08/01/2028	1,400	1,554
6.750% due 12/01/2023	81	83
6.825% due 08/01/2009 - 11/01/2026	4,477	4,603
6.847% due 09/01/2031	54	55
6.850% due 12/18/2027	1,895	2,004
6.875% due 02/01/2018	145	145
6.900% due 09/01/2009	1,520	1,565
6.908% due 11/01/2031	68	69
6.970% due 02/01/2024	130	132

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.981% due 01/01/2030	$372	$398
7.000% due 04/25/2008 - 07/25/2008 (b)	11	0
7.000% due 01/01/2010 - 06/01/2037	4,404	4,681
7.015% due 05/01/2029	19	19
7.023% due 01/01/2030	230	242
7.027% due 07/01/2032	79	81
7.032% due 03/01/2025	29	30
7.045% due 06/01/2019	11	11
7.069% due 11/01/2025	199	202
7.112% due 04/01/2022	72	74
7.125% due 06/01/2026	10	10
7.145% due 09/01/2028 - 06/01/2029	34	35
7.184% due 10/01/2028	98	100
7.210% due 05/01/2028	15	15
7.224% due 03/01/2030	433	449
7.244% due 05/01/2026	37	38
7.250% due 02/01/2009 - 01/01/2010	1,088	1,134
7.259% due 04/01/2030	20	20
7.261% due 04/01/2030	163	168
7.277% due 09/01/2030	27	27
7.350% due 07/01/2024	16	17
7.455% due 09/01/2023	76	78
7.491% due 08/01/2014	7	7
7.500% due 05/01/2009 - 07/25/2041	5,552	5,995
7.730% due 01/01/2025	985	1,075
7.800% due 10/25/2022 - 06/25/2026	282	301
8.000% due 11/01/2022 - 08/01/2030	17	18
8.025% due 05/01/2030	38	39
8.200% due 04/25/2025	570	593
8.500% due 02/01/2009 - 11/01/2017	205	222
8.750% due 11/25/2019 - 06/25/2021	234	256
8.888% due 06/25/2032	365	389
9.000% due 05/01/2009 - 11/01/2025	239	260
9.000% due 05/25/2022 - 06/25/2022 (b)	69	16
9.500% due 11/25/2020 - 04/01/2025	543	612
15.500% due 10/01/2012	1	1
510.000% due 09/25/2019 (b)	0	5
839.670% due 08/25/2020 (b)	0	1

Farmer Mac
6.780% due 01/25/2013	2,081	2,087
8.411% due 04/25/2030	1,230	1,240

Federal Housing Administration
6.875% due 12/01/2016	286	288
6.896% due 07/01/2020	367	369
7.400% due 02/01/2021	294	297
7.430% due 07/01/2018 - 07/01/2024	6,116	6,172

Freddie Mac
0.000% due 01/15/2009 (c)	8	8
2.839% due 07/25/2031	106	105
2.849% due 05/25/2031	395	328
2.879% due 09/25/2031	130	129
3.018% due 03/15/2031	524	519
3.168% due 12/15/2029 - 12/15/2030	1,680	1,644
3.268% due 11/15/2030 - 12/15/2031	179	178
3.318% due 02/15/2028 - 03/15/2032	233	230
3.325% due 03/15/2024 - 09/15/2026	649	644
3.368% due 03/15/2032	9	9
3.375% due 05/15/2023	2	2

See Accompanying Notes	Annual Report	March 31, 2008	71

Schedule of Investments  Mortgage Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.500% due 12/15/2022 - 07/15/2032	$216	$212
3.768% due 04/15/2031	9,515	9,457
4.018% due 07/15/2027	2,700	2,751
4.414% due 03/01/2033	120	121
4.500% due 04/15/2013 - 09/15/2020	1,153	1,156
5.000% due 06/15/2016 - 05/01/2038	1,117,382	1,108,383
5.000% due 10/01/2036 (h)	30,662	30,414
5.483% due 05/01/2017 - 09/01/2018	326	328
5.500% due 11/01/2028 - 02/01/2038	621,366	628,196
5.500% due 01/01/2035 - 04/01/2037 (h)	1,146,147	1,158,927
5.589% due 07/01/2030	364	368
5.591% due 08/15/2032	1,661	1,652
5.712% due 03/01/2032	154	157
5.875% due 12/01/2018	4	4
5.883% due 08/01/2018	89	90
5.922% due 07/25/2044	29,902	29,207
6.000% due 03/01/2017 - 02/01/2038	925,697	950,372
6.125% due 04/01/2019	23	23
6.239% due 12/01/2032	212	214
6.250% due 07/01/2019 - 12/15/2028	1,921	2,018
6.275% due 07/01/2019	140	141
6.342% due 01/01/2028	112	113
6.483% due 03/01/2029	158	165
6.500% due 08/15/2008 - 04/01/2038	149,898	155,660
6.500% due 10/15/2013 (b)	45	3
6.625% due 05/01/2023	32	32
6.711% due 10/01/2024	120	122
6.713% due 12/01/2026	30	31
6.728% due 10/01/2023	1,139	1,148
6.769% due 09/01/2028	50	50
6.825% due 09/01/2027	25	25
6.852% due 11/01/2027	171	174
6.860% due 08/01/2027	20	20
6.866% due 10/01/2018	7	7
6.920% due 10/01/2024	174	177
6.926% due 10/01/2027	30	30
6.943% due 03/01/2027	33	34
6.960% due 04/01/2025	40	40
6.974% due 08/01/2029	82	84
6.982% due 02/01/2029	424	430
6.983% due 09/01/2026	440	445
6.989% due 11/01/2027	23	23
6.995% due 02/01/2027	601	612
7.000% due 07/15/2008 - 10/25/2023 (b)	71	15
7.000% due 11/15/2020 - 12/01/2032	1,883	1,987
7.022% due 06/01/2024	45	45
7.024% due 11/01/2031	5	5
7.040% due 04/01/2031	9	9
7.107% due 06/01/2022	60	61
7.125% due 04/01/2018 - 09/01/2018	38	39
7.129% due 05/01/2032	793	805
7.130% due 11/01/2027	168	166
7.139% due 07/01/2028	653	668
7.143% due 10/01/2023	98	100
7.147% due 11/01/2029	2,173	2,243
7.171% due 06/01/2022	8	8
7.180% due 12/01/2029	384	391
7.194% due 08/01/2031	16	16
7.200% due 09/01/2027	35	36
7.227% due 10/01/2024	182	187
7.236% due 05/01/2032	26	26
7.250% due 08/01/2031	2	2
7.261% due 02/01/2031	27	27
7.267% due 05/01/2032	186	189

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.270% due 09/01/2024	$43	$44
7.275% due 01/01/2029	4	4
7.281% due 02/01/2027	104	106
7.297% due 05/01/2032	1,118	1,151
7.305% due 07/01/2027	106	109
7.325% due 05/01/2019	16	16
7.339% due 07/01/2029	72	74
7.364% due 07/01/2030	3	3
7.416% due 08/01/2030	15	16
7.500% due 07/01/2009 - 06/01/2031	890	944
7.500% due 08/15/2029 (b)	31	6
7.645% due 05/01/2025	1,296	1,391
8.000% due 03/01/2009 - 09/01/2030	108	116
8.500% due 12/01/2008 - 08/01/2027	391	422
9.000% due 12/15/2020 - 02/15/2021	448	453
9.050% due 06/15/2019	74	74
9.500% due 12/15/2020 - 06/01/2021	402	408
9.500% due 11/01/2021 (b)	39	10

Ginnie Mae
2.886% due 06/20/2032	451	444
3.018% due 02/16/2032	70	70
3.118% due 12/16/2026 - 01/16/2031	158	156
3.218% due 06/16/2031 - 03/16/2032	1,273	1,261
3.250% due 07/16/2026	1,072	1,070
3.268% due 10/16/2030	63	62
3.318% due 02/16/2030 - 04/16/2032	989	978
3.368% due 12/16/2025	678	671
3.418% due 02/16/2030	112	111
3.468% due 02/16/2030	105	104
3.486% due 03/20/2031	5,004	4,968
3.536% due 02/20/2031	3,012	3,033
4.000% due 07/16/2026	1,072	1,072
4.500% due 01/15/2038	599	582
4.875% due 11/20/2031	2,434	2,433
5.000% due 10/20/2028 - 05/01/2038	335,880	335,111
5.125% due 10/20/2018 - 01/20/2030	7,727	7,722
5.500% due 11/15/2028 - 05/01/2038	729,554	744,996
5.625% due 08/20/2017 - 07/20/2035	52,126	52,398
5.750% due 02/20/2032	157	158
6.000% due 12/15/2008 - 05/01/2038	367,257	379,572
6.250% due 01/20/2028 - 03/20/2030	4,775	4,975
6.375% due 04/20/2017 - 05/20/2032	27,580	28,208
6.500% due 05/15/2009 - 09/15/2037	131,586	137,024
6.875% due 04/20/2019	39	39
6.921% due 03/16/2041	5,117	5,799
7.000% due 09/15/2012 - 02/16/2029	1,522	1,594
7.270% due 12/15/2040	1,732	1,806
7.500% due 02/15/2017 - 11/15/2031	2,278	2,433
7.750% due 10/15/2025	20	22
8.000% due 09/15/2008 - 09/20/2031	6,706	7,295
8.500% due 06/15/2027 - 03/20/2031	1,564	1,720
9.000% due 04/15/2020 - 08/20/2030	101	111
9.500% due 10/15/2009 - 12/15/2021	72	80

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Small Business Administration
6.344% due 08/01/2011	$317	$328
6.640% due 02/01/2011	306	317
7.190% due 12/01/2019	375	398
7.220% due 11/01/2020	980	1,047
7.449% due 08/01/2010	335	343
8.017% due 02/10/2010	70	73

Vendee Mortgage Trust
6.500% due 05/15/2008 - 03/15/2029	2,406	2,601
6.813% due 01/15/2030	747	752

Total U.S. Government Agencies (Cost $21,292,267)		21,624,058

MORTGAGE-BACKED SECURITIES 7.3%

Adjustable Rate Mortgage Trust
5.039% due 03/25/2035	32,988	31,588
5.133% due 09/25/2035	3,725	3,621

American Home Mortgage Investment Trust
4.290% due 10/25/2034	9,960	8,986
4.440% due 02/25/2045	4,826	4,343

Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047	10,000	9,844

Banc of America Funding Corp.
4.113% due 05/25/2035	1,670	1,587

Banc of America Mortgage Securities, Inc.
3.049% due 01/25/2034	770	736
4.088% due 08/25/2033	24,391	23,297
4.250% due 04/25/2034	187	186
5.000% due 05/25/2034	367	338
6.500% due 10/25/2031	241	235
6.661% due 06/20/2031	508	475
7.235% due 07/20/2032	74	69

Banc of America Structural Security Trust
3.500% due 10/11/2033	409	401

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	35,301	33,768
4.488% due 02/25/2034	5,355	5,008
4.550% due 08/25/2035	18,394	17,686
4.750% due 10/25/2035	483	466
4.777% due 11/25/2034	4,694	4,556
4.958% due 01/25/2035	3,592	3,379
6.099% due 11/25/2030	20	20
6.764% due 02/25/2033	36	34
6.851% due 01/25/2034	24	24

Bear Stearns Alt-A Trust
5.371% due 05/25/2035	1,498	1,298
5.706% due 09/25/2035	24,174	19,881
5.792% due 11/25/2036	1,187	860
5.808% due 11/25/2036	2,011	1,576
5.882% due 01/25/2036	3,273	2,578

Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	408	406
5.060% due 11/15/2016	47	47
5.331% due 02/11/2044	24,000	23,230
5.405% due 12/11/2040	6,000	6,035
5.540% due 09/11/2041	45,000	44,680
5.694% due 06/11/2050	9,800	9,667
5.700% due 06/11/2050	30,000	29,567
5.713% due 06/11/2040	42,000	41,811
7.000% due 05/20/2030	1,818	1,994

Bear Stearns Mortgage Securities, Inc.
6.056% due 06/25/2030	84	86

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	7,273	6,910
5.681% due 01/26/2036	7,203	6,096
5.783% due 12/26/2046	4,080	3,381

72	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CC Mortgage Funding Corp.
2.779% due 05/25/2036	$1,030	$773
2.849% due 08/25/2035	1,829	1,464
3.859% due 01/25/2035	1,074	876

Citicorp Mortgage Securities, Inc.
5.500% due 12/25/2019	27	27
6.500% due 02/25/2024	740	738

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	547	511

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	3,201	3,194
4.248% due 08/25/2035	20,448	19,427
4.682% due 08/25/2035	3,783	3,580
4.748% due 08/25/2035	8,931	8,876

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	2,000	1,992

Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (c)	5	5

Commercial Mortgage Pass-Through Certificates
2.918% due 04/15/2017	1,456	1,414
6.455% due 05/15/2032	3,869	3,869

Countrywide Alternative Loan Trust
2.686% due 05/20/2046	91	82
2.809% due 05/25/2035	3,272	2,590
2.819% due 05/25/2035	595	472
2.849% due 05/25/2035	883	702
2.879% due 02/25/2037	361	284
5.000% due 06/25/2033	463	463
6.000% due 10/25/2032	439	429

Countrywide Home Loan Mortgage Pass-Through Trust
2.889% due 04/25/2035	2,261	1,785
2.909% due 03/25/2035	5,922	4,558
2.919% due 03/25/2035	27,542	21,031
2.929% due 02/25/2035	1,746	1,457
2.939% due 02/25/2035	55	44
2.939% due 06/25/2035	1,160	1,023
3.189% due 08/25/2034	4,424	3,313
3.839% due 11/19/2033	78	78
4.500% due 01/25/2033	282	282
4.800% due 11/25/2034	3,629	3,409
5.750% due 07/19/2031	10	10
6.136% due 08/25/2034	2,610	2,336
7.540% due 11/19/2033	31	28

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	2,600	2,562
5.723% due 06/15/2039	3,500	3,482

CS First Boston Mortgage Securities Corp.
4.832% due 04/15/2037	3,000	2,933
6.556% due 06/25/2032	5	5
7.290% due 09/15/2041	47	48

Denver Arena Trust
6.940% due 11/15/2019	8,912	8,766

DLJ Commercial Mortgage Corp.
7.340% due 10/10/2032	5,524	5,666

DLJ Mortgage Acceptance Corp.
7.178% due 11/25/2023	17	17

Fairfax Funding Trust
6.483% due 04/02/2013	250	250

FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	1,335
8.970% due 09/18/2027	4,000	1,637

Fifth Third Mortgage Loan Trust
6.296% due 11/19/2032	142	142

First Horizon Asset Securities, Inc.
4.398% due 12/25/2033	6,560	6,316

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Nationwide Trust
6.750% due 08/21/2031	$440	$440

First Republic Mortgage Loan Trust
3.118% due 08/15/2032	16,823	16,223
3.168% due 11/15/2031	6,994	6,477
4.998% due 11/15/2031	1,665	1,662

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	519	519

GMAC Mortgage Corp. Loan Trust
4.323% due 06/25/2034	5,924	4,739
5.500% due 09/25/2034	7,802	7,674

Greenpoint Mortgage Funding Trust
2.819% due 06/25/2045	2,779	2,089
2.829% due 06/25/2045	9,832	7,399

Greenpoint Mortgage Pass-Through Certificates
4.386% due 10/25/2033	293	281

GS Mortgage Securities Corp. II
6.044% due 08/15/2018	9,263	9,406

GSR Mortgage Loan Trust
4.539% due 09/25/2035	643	606
5.250% due 11/25/2035	50,266	44,923
5.312% due 06/25/2034	211	198
5.473% due 04/25/2036	972	926

GSRPM Mortgage Loan Trust
2.999% due 11/25/2031	3,271	3,239

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	1,320	1,244
2.749% due 01/19/2038	26,031	19,821
2.749% due 02/19/2046	15,691	11,772
2.779% due 05/19/2035	7,942	6,260
6.215% due 11/19/2034	234	217
6.881% due 08/19/2034	7,939	7,935

Indymac ARM Trust
6.395% due 01/25/2032	21	21

Indymac Index Mortgage Loan Trust
2.839% due 04/25/2035	6,109	4,797

JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049	26,000	25,872

Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (b)	59	13

LB Mortgage Trust
8.432% due 01/20/2017	2,092	2,272

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	4,000	3,893
6.133% due 12/15/2030	470	479

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	6,070	5,712

Lehman XS Trust
2.679% due 07/25/2046	1,366	1,326

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	7,315	7,224

MASTR Asset Securitization Trust
5.500% due 09/25/2033	6,720	6,458

MASTR Reperforming Loan Trust
7.000% due 08/25/2034	346	348

Mellon Residential Funding Corp.
3.168% due 11/15/2031	3,535	3,191
3.561% due 12/15/2030	3,328	3,206
3.601% due 06/15/2030	279	265
3.698% due 11/15/2031	347	337

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	1,100	1,086

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
0.673% due 04/25/2028 (b)	$1,258	$51
2.809% due 02/25/2036	5,245	4,216

Merrill Lynch Mortgage Trust
1.531% due 07/12/2034 (b)	59,918	1,091

MLCC Mortgage Investors, Inc.
2.849% due 11/25/2035	2,333	2,065
3.198% due 03/15/2025	295	238
3.599% due 10/25/2035	1,373	1,189
6.944% due 01/25/2029	4,000	3,850

Morgan Stanley Capital I
2.878% due 10/15/2020	5,824	5,418

Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	810	818

Ocwen Residential MBS Corp.
6.880% due 06/25/2039	676	339

Prime Mortgage Trust
2.999% due 02/25/2034	395	357
5.000% due 02/25/2019	27	27

Residential Accredit Loans, Inc.
2.699% due 09/25/2046	1,725	1,593
2.999% due 03/25/2033	663	576

Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	585	598

Residential Asset Securitization Trust
2.999% due 05/25/2033	686	592

Residential Funding Mortgage Securities I
5.212% due 09/25/2035	3,510	2,969

Sequoia Mortgage Trust
2.886% due 07/20/2033	3,495	3,335
2.909% due 10/19/2026	160	152
2.916% due 10/20/2027	4,307	3,789
4.080% due 04/20/2035	7,668	7,022

Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,038

Structured Adjustable Rate Mortgage Loan Trust
2.819% due 05/25/2037	2,657	2,019
3.089% due 06/25/2034	1,587	1,453
4.590% due 04/25/2034	8,231	7,785
5.359% due 01/25/2035	4,168	3,981

Structured Asset Mortgage Investments, Inc.
2.779% due 06/25/2036	24,018	18,172
2.809% due 07/19/2035	9,308	7,792
2.809% due 04/25/2036	34,011	25,800
2.819% due 05/25/2036	5,646	4,283
2.829% due 05/25/2045	3,849	2,973
2.889% due 09/19/2032	7,072	6,448
2.889% due 10/19/2034	441	383
2.909% due 03/19/2034	1,900	1,704
5.804% due 05/02/2030	283	265
6.316% due 05/25/2022	1,750	1,650

Structured Asset Securities Corp.
4.510% due 01/25/2034	6,942	6,877
5.000% due 05/25/2035	25,742	24,232
5.463% due 10/25/2035	1,280	1,223
6.039% due 02/25/2032	5	5
6.150% due 07/25/2032	4	3
6.974% due 08/25/2032	637	613
7.108% due 01/25/2032	340	326

Thornburg Mortgage Securities Trust
2.699% due 03/25/2037	12,252	11,359
2.749% due 11/25/2046	3,929	3,521
3.265% due 06/25/2037	6,747	6,286

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	3,431	3,224
5.342% due 12/15/2043	9,611	9,285

See Accompanying Notes	Annual Report	March 31, 2008	73

Schedule of Investments  Mortgage Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

WaMu Mortgage Pass-Through Certificates
2.829% due 04/25/2045	$268	$207
2.859% due 11/25/2045	1,841	1,486
2.889% due 10/25/2045	11,549	9,226
2.909% due 01/25/2045	8,468	6,758
2.919% due 07/25/2045	265	247
2.939% due 01/25/2045	301	234
2.989% due 12/25/2045	263	260
3.139% due 12/25/2027	8,432	7,660
3.239% due 12/25/2027	519	492
3.495% due 11/25/2034	4,897	4,196
3.625% due 07/25/2044	761	612
4.039% due 09/25/2033	21,011	19,988
4.208% due 06/25/2033	3,262	3,255
4.917% due 08/25/2035	5,144	5,087
5.572% due 07/25/2046	14,154	9,566
5.572% due 08/25/2046	800	656
5.726% due 06/25/2042	1,607	1,462
5.726% due 08/25/2042	2,834	2,609

Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 09/25/2032	4,806	4,704
7.117% due 11/25/2030	840	838

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	9,570	8,984
4.399% due 05/25/2035	545	519
4.596% due 12/25/2033	8,169	6,962
4.947% due 01/25/2035	15,987	15,020
4.996% due 12/25/2034	3,823	3,598
5.517% due 08/25/2036	933	892

Total Mortgage-Backed Securities (Cost $1,095,220)		1,004,084

ASSET-BACKED SECURITIES 4.2%

Aames Mortgage Investment Trust
2.999% due 10/25/2035	2,373	2,257

ABFS Mortgage Loan Trust
6.285% due 07/15/2033	2,000	1,858

Accredited Mortgage Loan Trust
2.639% due 09/25/2036	2,812	2,762

ACE Securities Corp.
2.649% due 06/25/2036	103	102
2.679% due 10/25/2036	3,300	3,204
2.729% due 05/25/2036	10,000	9,644
3.299% due 08/25/2030	77	68

AFC Home Equity Loan Trust
3.009% due 06/25/2029	781	502
3.149% due 12/26/2029	36	33

Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,180	2,331

American Express Credit Account Master Trust
2.818% due 01/18/2011	2,000	2,000
2.908% due 03/15/2012	9,330	9,241

American Express Issuance Trust
3.018% due 09/15/2011	12,000	11,774

Amortizing Residential Collateral Trust
2.869% due 06/25/2032	68	62
2.889% due 07/25/2032	736	652
3.299% due 10/25/2031	404	380

Amresco Residential Securities Mortgage Loan Trust
3.094% due 06/25/2028	206	171
3.154% due 06/25/2027	919	797
3.229% due 09/25/2028	2,032	1,624
3.539% due 06/25/2029	204	194

Argent Securities, Inc.
2.649% due 10/25/2036	1,262	1,234
2.659% due 05/25/2036	77	77

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Asset-Backed Funding Certificates
2.639% due 09/25/2036	$2,830	$2,779
2.659% due 10/25/2036	1,103	1,070
3.619% due 03/25/2032	1,378	1,059

Asset-Backed Securities Corp. Home Equity
2.649% due 12/25/2036	1,951	1,877
2.659% due 07/25/2036	729	719
3.338% due 06/15/2031	332	310

Bear Stearns Asset-Backed Securities Trust
2.799% due 09/25/2034	119	119
3.199% due 10/25/2032	891	773
3.249% due 02/25/2034	439	389
3.349% due 11/25/2042	2,247	1,924
3.599% due 10/25/2037	7,080	6,380
5.787% due 06/25/2043	115	107

Carrington Mortgage Loan Trust
2.639% due 05/25/2036	1,369	1,358
2.649% due 10/25/2036	385	375
2.664% due 07/25/2036	217	215
2.679% due 01/25/2036	10	10
2.699% due 06/25/2037	6,241	5,891

CDC Mortgage Capital Trust
3.649% due 01/25/2033	2,309	1,943

Centex Home Equity
2.899% due 01/25/2032	122	119
3.449% due 01/25/2032	1,632	1,290

Charming Shoppes Master Trust
3.148% due 05/15/2014	6,000	5,941

Chase Credit Card Master Trust
3.168% due 02/15/2011	7,000	6,945

Chase Funding Mortgage Loan Asset-Backed Certificates
2.899% due 07/25/2033	148	144
3.239% due 08/25/2032	627	597
3.259% due 11/25/2032	1,032	944

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	1,167	1,081
2.889% due 03/25/2033	449	406
3.249% due 12/25/2031	1,521	1,028

Citibank Omni Master Trust
3.699% due 12/23/2013	135,300	135,566

Citigroup Mortgage Loan Trust, Inc.
2.639% due 08/25/2036	1,453	1,434
2.649% due 10/25/2036	737	720
2.669% due 08/25/2036	362	359

Community Program Loan Trust
4.500% due 10/01/2018	843	839

Conseco Finance
3.518% due 08/15/2033	3,313	2,118
4.318% due 05/15/2032	1,261	1,024

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	12,788	9,995
8.200% due 02/01/2032	40,000	31,596
8.400% due 02/01/2032	1,322	58

Countrywide Asset-Backed Certificates
2.629% due 01/25/2046	5,708	5,592
2.649% due 01/25/2037	2,505	2,477
2.649% due 04/25/2047	4,179	4,038
2.659% due 03/25/2037	3,721	3,638
2.659% due 09/25/2046	620	607
2.669% due 12/25/2036	257	253
2.709% due 10/25/2046	1,101	1,066
2.809% due 10/25/2035	118	116
3.049% due 06/25/2033	902	774
3.069% due 11/25/2033	920	823

Credit-Based Asset Servicing & Securitization LLC
3.149% due 04/25/2032	580	534

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CS First Boston Mortgage Securities Corp.
2.959% due 05/25/2044	$1,290	$1,163

CSAB Mortgage-Backed Trust
2.699% due 06/25/2036	308	303

Delta Funding Home Equity Loan Trust
3.638% due 09/15/2029	17	15

Embarcadero Aircraft Securitization Trust
3.918% due 08/15/2025 (a)	9,100	91

EMC Mortgage Loan Trust
2.969% due 05/25/2040	1,170	1,064

Equifirst Mortgage Loan Trust
2.839% due 01/25/2034	565	485

Fieldstone Mortgage Investment Corp.
2.679% due 05/25/2036	301	298

First Franklin Mortgage Loan Asset-Backed Certificates
2.649% due 11/25/2036	16,819	15,226
2.979% due 10/25/2034	314	274

First International Bank N.A.
3.368% due 03/15/2027	3,265	1,310
3.398% due 04/15/2026	214	75

First Plus Home Loan Trust
7.670% due 05/10/2024	1,124	1,123

Ford Credit Auto Owner Trust
4.360% due 06/15/2010	1,255	1,264

Fremont Home Loan Trust
2.769% due 01/25/2036	379	378

GE-WMC Mortgage Securities LLC
2.639% due 08/25/2036	2,139	2,066

GMAC Mortgage Corp. Loan Trust
2.839% due 01/25/2029	1,763	1,292

Green Tree Financial Corp.
6.240% due 11/01/2016	4,203	4,351
7.060% due 02/01/2031	7,000	5,680
7.400% due 06/15/2027	3,293	3,509
7.550% due 01/15/2029	416	425
8.000% due 07/15/2018	1,159	1,158
8.050% due 10/15/2027	445	475
9.100% due 04/15/2025	3,278	3,411

GSAMP Trust
2.669% due 06/25/2036	5,336	5,304
2.669% due 09/25/2036	3,642	3,532
2.719% due 12/25/2035	501	498
2.749% due 10/25/2036	10,000	3,748
2.889% due 03/25/2034	167	163
2.999% due 02/25/2033	851	762

GSRPM Mortgage Loan Trust
2.979% due 09/25/2042	1,218	1,201

HFC Home Equity Loan Asset-Backed Certificates
2.886% due 09/20/2033	2,158	2,052

Home Equity Asset Trust
2.759% due 05/25/2036	8,000	7,711

IMC Home Equity Loan Trust
6.880% due 11/20/2028	213	213
7.520% due 08/20/2028	97	97

Irwin Home Equity Corp.
3.949% due 02/25/2029	1,712	1,622

Ischus CDO Ltd.
3.338% due 09/10/2013	691	566

JPMorgan Mortgage Acquisition Corp.
2.679% due 08/25/2036	3,140	2,945

Lehman XS Trust
2.679% due 06/25/2046	3,241	3,092
2.679% due 08/25/2046	3,432	3,351

74	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.689% due 05/25/2046	$916	$890
2.719% due 11/25/2036	1,175	1,126

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	3,068	3,051
2.689% due 01/25/2046	437	436
4.024% due 03/25/2032	3,060	2,376

MASTR Asset-Backed Securities Trust
2.659% due 10/25/2036	234	232
5.049% due 11/25/2035	5,058	5,040

MBNA Master Credit Card Trust
4.402% due 09/15/2010	2,000	2,001

Merrill Lynch Mortgage Investors, Inc.
2.659% due 10/25/2037	4,162	3,936
2.679% due 09/25/2037	6,686	6,442

Mesa Trust Asset-Backed Certificates
2.999% due 12/25/2031	1,358	1,343

Mid-State Trust
6.340% due 10/15/2036	1,807	1,719
7.340% due 07/01/2035	1,047	1,121
7.400% due 07/01/2035	45	48
7.790% due 07/01/2035	60	60
7.791% due 03/15/2038	2,221	2,195
8.330% due 04/01/2030	11,389	11,973

Morgan Stanley ABS Capital I
2.629% due 06/25/2036	37	36
2.639% due 04/25/2036	194	193
2.639% due 07/25/2036	5,683	5,567
2.639% due 09/25/2036	268	258
2.669% due 03/25/2036	32	32
2.699% due 10/25/2036	5,000	4,351

Nelnet Student Loan Trust
2.616% due 12/22/2014	221	220
3.421% due 07/25/2016	401	401

New Century Home Equity Loan Trust
2.659% due 05/25/2036	8	8
2.669% due 08/25/2036	530	523

Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	86	86

Oakwood Mortgage Investors, Inc.
3.192% due 03/15/2018	1,357	1,171
7.500% due 01/15/2021	154	154

Option One Mortgage Loan Trust
3.199% due 01/25/2032	299	284

Origen Manufactured Housing
7.650% due 03/15/2032	13,200	14,365

Ownit Mortgage Loan Asset-Backed Certificates
2.659% due 03/25/2037	1,165	1,144

Preferred Credit Corp.
7.590% due 07/25/2026	95	94

Quest Trust
3.039% due 09/25/2034	61	39
3.249% due 09/25/2034	41	27

Renaissance Home Equity Loan Trust
2.959% due 11/25/2034	531	474
3.039% due 08/25/2033	2,259	2,116

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.099% due 12/25/2033	$6,130	$5,695
3.799% due 08/25/2032	2,927	2,629

Residential Asset Mortgage Products, Inc.
2.679% due 10/25/2036	4,411	4,206
2.719% due 10/25/2036	8,399	8,012

Residential Asset Securities Corp.
2.659% due 04/25/2036	663	658
2.669% due 07/25/2036	352	348
2.669% due 11/25/2036	4,985	4,750
2.679% due 10/25/2036	3,360	3,258
3.099% due 07/25/2032	2,071	1,886
3.179% due 06/25/2033	251	220
3.199% due 06/25/2032	159	148

Residential Funding Mortgage Securities II, Inc.
8.350% due 12/25/2024	895	892
8.350% due 03/25/2025	195	194

Residential Mortgage Loan Trust
4.635% due 09/25/2029	196	190

SACO I, Inc.
2.859% due 06/25/2036	2,038	1,628

Salomon Brothers Mortgage Securities VII, Inc.
3.525% due 01/25/2032	382	257
3.574% due 10/25/2028	548	469
6.930% due 08/25/2028	709	704

Saxon Asset Securities Trust
2.659% due 10/25/2046	5,100	4,917
2.939% due 12/26/2034	1,041	898
3.099% due 03/25/2032	1,642	1,571
3.119% due 08/25/2032	17	16

SBI HELOC Trust
2.769% due 08/25/2036	1,466	1,403

Securitized Asset-Backed Receivables LLC Trust
2.659% due 03/25/2036	769	759

SLM Student Loan Trust
3.321% due 10/27/2014	7,244	7,210
3.361% due 10/25/2019	1,750	1,711
3.411% due 04/27/2020	6,379	6,207
3.441% due 04/25/2017	507	506

Soundview Home Equity Loan Trust
2.659% due 11/25/2036	483	466
2.699% due 10/25/2036	755	736

Specialty Underwriting & Residential Finance
2.649% due 09/25/2037	23,087	22,255
2.939% due 01/25/2034	289	270

Structured Asset Investment Loan Trust
2.659% due 04/25/2036	226	225

Structured Asset Securities Corp.
2.649% due 10/25/2036	8,536	8,276
2.719% due 02/25/2036	327	326
2.889% due 01/25/2033	17	16
2.999% due 05/25/2034	1,235	1,065
3.649% due 01/25/2033	1,150	886

TABS Ltd.
4.335% due 02/12/2047	2,920	121

Trapeza CDO I LLC
5.425% due 11/16/2034	1,000	841

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Triton Aviation Finance
5.818% due 06/15/2025 (a)	$4,500	$0

Truman Capital Mortgage Loan Trust
2.939% due 01/25/2034	93	91

UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	1,344

Vanderbilt Mortgage Finance
7.905% due 02/07/2026	89	93

Wells Fargo Home Equity Trust
2.839% due 10/25/2035	15,661	15,206
2.849% due 12/25/2035	11,217	10,965

WMC Mortgage Loan Pass-Through Certificates
3.718% due 10/15/2029	39	39

Total Asset-Backed Securities (Cost $633,392)		582,775

SHORT-TERM INSTRUMENTS 6.9%

REPURCHASE AGREEMENTS 4.2%

Deutsche Bank AG
1.200% due 04/01/2008	574,100	574,100
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $586,622. Repurchase proceeds are $574,119.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	2,311	2,311
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $2,361. Repurchase proceeds are $2,311.)

		576,411

U.S. TREASURY BILLS 2.7%
1.643% due 05/29/2008 - 06/12/2008 (d)(e)	375,600	374,013

Total Short-Term Instruments (Cost $950,940)		950,424

PURCHASED OPTIONS (k) 0.0%
(Cost $907)	1,563

Total Investments 175.1% (Cost $23,975,699)	$24,166,346

Written Options (l) (0.0%) (Premiums $889)	(1,573)

Other Assets and Liabilities (Net) (75.1%)	(10,362,733)

Net Assets (g) 100.0%	$13,802,040

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $339,095 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(f)	Securities with an aggregate market value of $165,002 and cash of $40,000 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(g)	As of March 31, 2008, portfolio securities with an aggregate value of $84,606 and derivative instruments with an aggregate depreciation of ($18,321) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

See Accompanying Notes	Annual Report	March 31, 2008	75

Schedule of Investments  Mortgage Portfolio  (Cont.)

(h)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $2,996,628 at a weighted average interest rate of 4.645%. On March 31, 2008, securities valued at $5,111,932 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $15,280 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2009	696	$948
U.S. Treasury 10-Year Note June Futures	Long	06/2008	4,034	7,813

				$8,761

(j)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Accredited Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.150% due 04/25/2036	Buy	(1.000%	)	04/25/2036	BCLY	$5,000	$4,173
AllianceBernstein LP floating rate based on 3-Month USD-LIBOR plus 1.350% due 06/06/2046	Buy	(1.450%	)	06/06/2046	MLP	5,173	4,783
AllianceBernstein LP floating rate based on 3-Month USD-LIBOR plus 3.250% due 06/06/2046	Buy	(3.450%	)	06/06/2046	MLP	5,222	4,820
Altius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 1.500% due 12/05/2040	Buy	(1.450%	)	12/05/2040	LEH	6,687	5,313
Altius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 2.750% due 12/05/2040	Buy	(3.250%	)	12/05/2040	LEH	6,388	5,067
Altius Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 12/09/2040	Buy	(1.230%	)	12/09/2040	MLP	3,000	2,376
Asset-Backed Securities Corp. Home Equity floating rate based on 1-Month USD-LIBOR plus 1.550% due 03/25/2035	Buy	(1.250%	)	03/25/2035	UBS	5,000	961
Avenue CLO Fund Ltd. Floating rate based on 3-Month USD-LIBOR plus 1.650% due 07/20/2018	Buy	(1.750%	)	07/20/2018	BEAR	5,000	1,233
Bering CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 3.250% due 09/07/2046	Buy	(3.270%	)	09/07/2046	MLP	1,730	1,593
BFC Genesee CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.650% due 01/10/2041	Buy	(1.450%	)	01/10/2041	BEAR	2,442	2,252
Buckingham CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 1.250% due 09/05/2051	Buy	(1.530%	)	09/05/2051	MLP	4,019	3,949
Buckingham CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 1.600% due 04/05/2041	Buy	(1.250%	)	04/05/2041	BOA	2,000	1,631
Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%	)	10/20/2020	CITI	5,000	987
CS First Boston Mortgage Securities Corp. 5.300% until 05/15/2008 and variable thereafter, due 07/15/2037	Buy	(1.080%	)	07/15/2037	UBS	10,000	(7,402)
Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Buy	(1.500%	)	10/25/2035	JPM	3,000	2,187
Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%		10/25/2035	LEH	3,000	(2,183)
First Franklin Mortgage Loan Asset-Backed Certificates floating rate based on 1-Month USD-LIBOR plus 1.350% due 03/25/2036	Buy	(0.870%	)	03/25/2036	BCLY	5,000	4,519
First Franklin Mortgage Loan Asset-Backed Certificates floating rate based on 1-Month USD-LIBOR plus 2.800% due 03/25/2036	Buy	(1.900%	)	03/25/2036	MLP	5,000	4,568
Furlong CDO floating rate based on 3-Month USD-LIBOR plus 2.950% due 10/11/2046	Buy	(3.730%	)	10/11/2046	BOA	4,870	4,565
Home Equity Asset Trust floating rate based on 1-Month USD-LIBOR plus 1.200% due 08/25/2036	Buy	(1.500%	)	08/25/2036	RBS	5,000	4,226
Home Equity Asset Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 12/25/2034	Buy	(2.200%	)	12/25/2034	GSC	3,455	2,915
IXIS ABS CDO 1 Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 12/13/2046	Buy	(1.690%	)	12/13/2046	WAC	2,070	2,047
JPMorgan Mortgage Acquisition Corp. floating rate based on 1-Month USD-LIBOR plus 2.350% due 05/25/2035	Buy	(1.880%	)	05/25/2035	MLP	5,000	4,330
Kent Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.550% due 05/08/2046	Buy	(1.830%	)	05/08/2046	BOA	3,942	3,840
Kleros Preferred Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 3.150% due 10/01/2050	Buy	(3.400%	)	10/01/2050	MLP	5,000	4,586
KLIO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%	)	04/23/2039	BEAR	4,000	3,172
Lancer Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 3.250% due 04/06/2046	Buy	(2.900%	)	04/06/2046	BEAR	6,709	6,126
LB-UBS Commercial Mortgage Trust 5.404% until 04/15/2008 and variable thereafter, due 09/15/2040	Buy	(1.170%	)	09/15/2040	BEAR	4,000	2,422
Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 02/25/2034	Buy	(0.490%	)	02/25/2034	BCLY	2,582	380
Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.450% due 02/25/2036	Buy	(1.270%	)	02/25/2036	UBS	5,000	4,527

76	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Longshore CDO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 05/03/2046	Buy	(3.530%	)	05/03/2046	BOA	$2,039	$1,919
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%	)	11/12/2037	BEAR	4,000	1,636
Merrill Lynch Mortgage Trust 5.350% until 05/12/2008 and variable thereafter, due 06/12/2043	Buy	(1.080%	)	06/12/2043	UBS	10,000	(7,409)
Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.300% due 02/15/2047	Buy	(1.730%	)	02/15/2047	BOA	3,000	2,830
Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.050% due 07/25/2036	Buy	(1.100%	)	07/25/2036	DUB	5,000	4,566
Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.050% due 07/25/2036	Sell	1.670%		07/25/2036	BCLY	5,000	(4,514)
Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%	)	12/27/2033	MSC	2,215	268
Novastar Home Equity Loan floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(2.200%	)	09/25/2034	GSC	3,413	2,839
Octagon Investment Partners X Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 10/18/2020	Buy	(1.850%	)	10/18/2020	JPM	1,000	276
Race Point CLO floating rate based on 3-Month USD-LIBOR plus 1.650% due 04/15/2020	Buy	(1.950%	)	04/15/2020	WAC	2,000	584
Residential Asset Mortgage Products, Inc. floating rate based on 1-Month USD-LIBOR plus 2.450% due 02/25/2036	Buy	(2.370%	)	02/25/2036	MLP	5,000	4,206
Residential Asset Mortgage Products, Inc. floating rate based on 1-Month USD-LIBOR plus 2.450% due 02/25/2036	Sell	3.550%		02/25/2036	CITI	5,000	(4,135)
Residential Asset Securities Corp. floating rate based on 1-Month USD-LIBOR plus 1.200% due 04/25/2036	Buy	(1.090%	)	04/25/2036	LEH	5,000	4,347
RFC CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 07/15/2051	Buy	(3.100%	)	07/15/2051	LEH	4,787	3,825
Saratoga CLO I Ltd. floating rate based on 3-Month USD-LIBOR plus 1.480% due 12/15/2019	Buy	(1.880%	)	12/15/2019	LEH	3,000	671
Securitized Asset-Backed Receivables LLC Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 10/25/2035	Buy	(0.940%	)	10/25/2035	LEH	10,000	7,937
Soundview Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.100% due 07/25/2036	Buy	(1.050%	)	07/25/2036	MLP	5,000	4,401
Specialty Underwriting & Residential Finance floating rate based on 1-Month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%	)	02/25/2035	BCLY	2,555	386
Structured Asset Investment Loan Trust floating rate based on 1-Month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%	)	02/25/2035	BCLY	4,000	1,733
TABS Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 08/07/2045	Buy	(4.200%	)	08/07/2045	BOA	1,331	1,119
Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	GSC	1,500	257
Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(4.300%	)	03/08/2040	BOA	2,336	1,970
Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(3.900%	)	03/08/2040	GSC	1,402	1,182
Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(2.420%	)	03/08/2040	LEH	5,000	3,729
Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 01/10/2045	Buy	(1.580%	)	01/10/2045	BOA	3,500	3,227
Trinity CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%	)	03/08/2040	BEAR	1,000	746
Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 04/01/2045	Buy	(1.325%	)	04/01/2045	GSC	2,033	1,582
Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 3.350% due 02/09/2046	Buy	(3.200%	)	02/09/2046	LEH	2,468	2,196

							$126,337

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	BCLY	$8,600	$(10)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	GSC	10,800	601
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	263,600	11,456
CMBX N.A. AAA 4 Index	Buy	(0.350%	)	02/17/2051	BCLY	21,100	56
CMBX N.A. AAA 4 Index	Buy	(0.350%	)	02/17/2051	MSC	55,000	147
CMBX N.A. BBB- 1 Index	Sell	1.340%		10/12/2052	DUB	8,000	(3,280)
Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	BOA	25,000	15,102
Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	CITI	25,000	15,180
Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	LEH	10,000	6,044
Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	UBS	1,000	605
Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	BCLY	11,000	(6,327)
Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	GSC	50,000	(30,299)
Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	CSFB	25,000	(6,826)

See Accompanying Notes	Annual Report	March 31, 2008	77

Schedule of Investments  Mortgage Portfolio  (Cont.)

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	UBS	$2,000	$(627)
Home Equity Index AA Rating 2007-1	Sell	0.150%		08/25/2037	CITI	5,000	(1,360)
Home Equity Index AAA Rating 2006-2	Buy	(0.110%	)	05/25/2046	CSFB	10,000	1,863
Home Equity Index AAA Rating 2006-2	Sell	0.110%		05/25/2046	GSC	7,000	(1,741)
Home Equity Index AAA Rating 2006-2	Sell	0.110%		05/25/2046	JPM	3,000	(745)
Home Equity Index BBB Rating 2006-1	Buy	(1.540%	)	07/25/2045	CITI	35,000	28,860
Home Equity Index BBB Rating 2006-1	Buy	(1.540%	)	07/25/2045	CSFB	5,000	4,114
Home Equity Index BBB Rating 2006-1	Buy	(1.540%	)	07/25/2045	GSC	1,500	1,097
Home Equity Index BBB Rating 2006-1	Buy	(1.540%	)	07/25/2045	JPM	100,000	82,560
Home Equity Index BBB Rating 2006-1	Sell	1.540%		07/25/2045	BOA	2,500	(1,871)
Home Equity Index BBB Rating 2006-1	Sell	1.540%		07/25/2045	CITI	4,000	(3,306)
Home Equity Index BBB Rating 2006-1	Sell	1.540%		07/25/2045	CSFB	3,000	(2,230)
Home Equity Index BBB Rating 2006-1	Sell	1.540%		07/25/2045	UBS	132,000	(105,720)
Home Equity Index BBB Rating 2006-2	Buy	(1.330%	)	05/25/2046	BEAR	5,000	1,693
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	CITI	62,000	(40,800)
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	JPM	7,000	(6,124)
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	MLP	5,500	(3,396)
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	MSC	10,000	(6,237)
Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	UBS	95,500	(66,400)
Home Equity Index BBB Rating 2007-1	Sell	2.240%		08/25/2037	MLP	10,000	(6,772)

							$(124,693)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY	$206,000	$1,635
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB	124,800	623
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS	511,700	2,887
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY	101,600	(2,122)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB	55,200	(287)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS	222,500	(2,680)
Receive	3-Month USD-LIBOR	5.000%	12/15/2014	BOA	6,800	(345)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	BCLY	53,120	(2,709)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP	233,500	(13,426)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS	876,930	(40,696)
Pay	3-Month USD-LIBOR with 6.150% interest rate cap	Premium amount of $2,211	10/01/2011	LEH	39,000	(2,135)
Receive	30-Day USD-CMM Rate	5.000%	01/16/2009	MLP	130,000	1,457
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP	98,000	(3,510)

						$(61,308)

(k)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$93,500	$907	$1,563

(l)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$40,700	$889	$1,573

78	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

(m)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	12/01/2022	$500	$506	$507
Fannie Mae	5.000%	04/01/2023	597,700	600,359	603,397
Fannie Mae	5.000%	04/01/2038	916,050	876,500	906,746
Fannie Mae	5.500%	04/01/2023	100,000	102,102	102,078
Fannie Mae	5.500%	04/01/2038	1,452,000	1,444,126	1,465,839
Fannie Mae	5.500%	05/01/2038	639,000	641,551	643,493
Fannie Mae	6.000%	04/01/2038	433,000	435,030	443,622
Fannie Mae	6.500%	04/01/2036	1,562	1,609	1,612
Fannie Mae	6.500%	11/01/2037	4,572	4,709	4,749
Fannie Mae	6.500%	04/01/2038	394,000	408,036	408,098
Freddie Mac	5.500%	04/01/2038	10,000	10,061	10,098
Ginnie Mae	5.000%	04/01/2038	58,000	58,093	57,991
Ginnie Mae	5.500%	04/01/2038	23,600	23,965	24,061
U.S. Treasury Notes	3.500%	02/15/2018	336,000	335,330	340,402
U.S. Treasury Notes	4.250%	11/15/2017	28,100	29,957	30,528
U.S. Treasury Notes	4.750%	08/15/2017	113,534	122,592	126,444

				$5,094,526	$5,169,665

(2)	Market value includes $3,527 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	79

Schedule of Investments  Municipal Sector Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.3%

Bank of America Corp.
8.000% due 12/29/2049	$5,100	$5,116

Total Corporate Bonds & Notes (Cost $5,100)		5,116

MUNICIPAL BONDS & NOTES 120.8%

CALIFORNIA 30.9%

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	5,000	1,214

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	5,000	5,088

California State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 10/01/2033	800	876

California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	10,000	9,513

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	12,500	11,489

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	6,000	5,900
5.000% due 06/01/2037	500	487

California State Health Facilities Financing Authority Revenue Bonds, (MBIA-IBC Insured), Series 2007
5.000% due 11/15/2042	13,750	13,015

California State Hollister Joint Powers Financing Authority Revenue Bonds, (FSA Insured), Series 2006
4.500% due 06/01/2037	1,870	1,626

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	9,500	7,564

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	700	700

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,600	2,066
5.750% due 06/01/2047	3,190	2,821

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	2,200	2,239
5.000% due 08/01/2032	3,400	3,402

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	2,600	2,614

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	4,900	4,911

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	4,400	4,286
4.500% due 01/01/2028	5,300	5,029

Los Gatos, California Union School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2030	510	517

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Metropolitan Water District of Southern California State Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	$500	$502

Norco, California Redevelopment Agency Tax Allocation Bonds, (Radian Insured), Series 2004
5.000% due 03/01/2032	1,000	901

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	11,900	11,389

Salinas, California Union High School District General Obligation Bonds, (FGIC Insured), Series 2003
0.000% due 10/01/2027	1,000	321

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	3,000	2,992

San Francisco, California City & County Public Utilities Commission Revenue Bonds, (FSA Insured), Series 2006
4.750% due 11/01/2036	10,000	9,505

Santa Monica-Malibu, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2022	5,000	2,373

Southern California State Public Power Authority Revenue Bonds, (AMBAC Insured), Series 2005
7.590% due 07/01/2033	250	301

Southern California State Public Power Authority Revenue Bonds, (FGIC Insured), Series 1988
0.000% due 07/01/2014	8,155	6,563

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	81

		120,285

COLORADO 4.9%

Colorado State Certificates of Participation Bonds, (MBIA Insured), Series 2005
5.000% due 11/01/2030 (b)	8,000	7,936

Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	2,930	1,475

El Paso County, Colorado Single-Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,522

Regional Transportation District of Colorado State Revenue Bonds, (AMBAC Insured), Series 2006
4.500% due 11/01/2032	9,085	8,318

		19,251

CONNECTICUT 0.5%

Connecticut State Revenue Bonds, Series 2006
5.000% due 07/01/2024	1,750	1,810

FLORIDA 1.9%

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	100	92

Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	1,800	1,813

Palm Beach County, Florida Solid Waste Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2014	7,000	5,471

		7,376

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HAWAII 0.2%

Honolulu, Hawaii Revenue Bonds, (FGIC Insured), Series 1998
4.750% due 07/01/2028	$1,000	$968

IDAHO 0.2%

Idaho State Health Facilities Authority Revenue Bonds, (Radian Insured), Series 2005
5.000% due 09/01/2035	1,000	892

ILLINOIS 6.3%

Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 12/01/2019	5,195	2,964
0.000% due 12/01/2020	6,550	3,509

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	656

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2023 (a)	5,965	5,711

Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,114

Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	1,725	1,431

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	800	804

Illinois State Finance Authority Revenue Bonds, Series 1991
0.000% due 07/15/2025	10,000	4,146

		24,335

INDIANA 1.5%

Indiana State Ball State University Revenue Bonds, (FSA Insured), Series 2004
5.500% due 07/01/2020	475	535

Indiana State Purdue University Revenue Bonds, Series 2006
5.000% due 07/01/2022	5,000	5,198

		5,733

LOUISIANA 4.8%

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039 (b)	20,060	18,670

MARYLAND 0.2%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	1,000	906

MASSACHUSETTS 2.5%

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2004
5.500% due 12/01/2017	2,600	2,961

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
5.063% due 11/01/2019	2,000	1,974

Massachusetts State Housing Finance Agency Revenue Bonds, Series 2003
5.000% due 06/01/2034 (b)	5,000	4,548

80	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	$250	$249

		9,732

MICHIGAN 4.8%

Detroit, Michigan Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	125	122

Michigan State Building Authority Revenue Bonds, Series 2003
5.000% due 10/15/2020 (b)	9,905	10,860

Michigan State Higher Education Student Loan Authority Revenue Bonds, (AMBAC Insured), Series 2005
4.875% due 03/01/2030	8,500	7,658

		18,640

MISSISSIPPI 0.8%

Mississippi State Housing Finance Corporations Revenue Bonds, Series 1983
0.000% due 06/01/2015	4,180	3,177

MISSOURI 0.5%

Lees Summit, Missouri Industrial Development Authority Revenue Notes, Series 2007
5.000% due 08/15/2010	520	523

Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
4.750% due 09/01/2032	490	422

St. Louis, Missouri Industrial Development Authority Revenue Bonds, Series 2007
4.875% due 03/01/2032	1,000	866

		1,811

NEVADA 5.9%

Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2006
4.750% due 11/01/2035 (b)	25,000	23,022

NEW JERSEY 2.6%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,480	2,229

New Jersey State Educational Facilities Authority Revenue Bonds, (Radian Insured), Series 2004
5.250% due 07/01/2034	2,000	1,860

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	820	887

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	85
5.000% due 06/01/2041	6,400	5,158

		10,219

NEW YORK 7.0%

New York City, New York General Obligation Bonds, (MBIA Insured), Series 1999
5.125% due 05/15/2029 (b)	11,830	11,906

New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA Insured), Series 2005
7.830% due 06/15/2034	850	867

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2031 (b)	$10,000	$10,005

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	3,800	3,777

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
6.980% due 08/15/2022	750	763

		27,318

OHIO 3.7%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	179
5.875% due 06/01/2030	400	370
5.875% due 06/01/2047	9,700	8,547
6.000% due 06/01/2042	5,600	5,146

		14,242

OREGON 2.0%

Clackamas County, Oregon School District No. 12 General Obligation Bonds, (FSA Insured), Series 2007
0.000% due 06/15/2019 (a)	1,000	911
0.000% due 06/15/2020 (a)	4,140	3,736
0.000% due 06/15/2021 (a)	3,665	3,277

		7,924

PENNSYLVANIA 0.3%

Pittsburgh, Pennsylvania Redevelopment Authority Water & Sewer System Revenue Bonds, (FSA Insured), Series 2000
7.760% due 09/01/2021	1,000	1,002

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,400	86

RHODE ISLAND 0.7%

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,925	2,749

SOUTH CAROLINA 2.1%

Lexington, South Carolina Health Services District Revenue Bonds, Series 2004
5.500% due 05/01/2037	1,500	1,684

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	800	793
6.375% due 05/15/2030	6,000	5,843

		8,320

TENNESSEE 2.0%

Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 02/01/2024	3,500	3,196
5.000% due 02/01/2027	5,000	4,442

		7,638

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TEXAS 29.4%

Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
7.560% due 02/15/2024	$750	$756

Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 05/15/2035 (b)	10,000	9,839

Austin, Texas Water and Wastewater Utilities Revenue Bonds, (XLCA Insured), Series 2007
5.000% due 11/15/2032	4,500	4,462

Carrollton-Farmers Branch, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
4.750% due 02/15/2032	5,000	4,793

Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
4.750% due 08/15/2032	2,000	1,916

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	7,725	7,328

Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
4.750% due 02/15/2026 (b)	1,500	1,489

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	100	98

Lancaster, Texas Independent School District General Obligation Revenue Bonds, (FSA Insured), Series 2006
0.000% due 02/15/2024	2,250	968

Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 1998
5.250% due 07/01/2011	575	583

Rice, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
5.000% due 02/15/2038	5,080	5,041

San Antonio, Texas General Obligation Notes, Series 2001
5.000% due 08/01/2010	50	53

San Antonio, Texas Utilities Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 02/01/2030 (b)	7,070	7,051

San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
4.750% due 05/15/2037	3,000	2,794
4.750% due 05/15/2038 (b)	25,000	23,224

Spring Branch, Texas Independent School District General Obligation Bonds, (FSA/PSF-GTD Insured), Series 2007
4.500% due 02/01/2026	3,130	2,932

Tarrant County, Texas Cultural Education Facilities Finance Corporations Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	4,411

Tarrant, Texas Regional Water District Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 03/01/2029	5,000	4,727

Texas State Capital Area Housing Finance Corporations Revenue Bonds, (FHA/VA Private Insured), Series 1984
0.000% due 01/01/2016	6,060	4,429

Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024 (b)	21,465	21,536

See Accompanying Notes	Annual Report	March 31, 2008	81

Schedule of Investments  Municipal Sector Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

University of Texas Revenue Bonds, Series 2006
4.750% due 08/15/2028	$6,020	$5,897

		114,327

VIRGINIA 0.2%

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.500% due 06/01/2026	700	772

WASHINGTON 2.9%

King County, Washington General Obligation Bonds, (FGIC Insured), Series 2005
13.300% due 01/01/2035	3,410	3,284

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2026	10,480	3,780

Washington State General Obligation Bonds, (FGIC Insured), Series 2003
0.000% due 06/01/2016	6,230	4,406

		11,470

WEST VIRGINIA 1.0%

Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	3,250	2,544

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	$1,500	$1,432

		3,976

WISCONSIN 1.0%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2027	2,630	2,639
6.375% due 06/01/2032	250	251

Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2006
5.000% due 05/01/2037	200	182

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.600% due 05/01/2011	585	600
4.700% due 11/01/2012	35	35

		3,707

Total Municipal Bonds & Notes (Cost $478,694)		470,358

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 3.0%

COMMERCIAL PAPER 2.6%

Federal Home Loan Bank
1.500% due 04/01/2008	$10,000	$10,000

REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
1.900% due 04/01/2008	1,449	1,449

(Dated 03/31/2008. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $1,481. Repurchase proceeds are $1,449.)

Total Short-Term Instruments (Cost $11,449)		11,449

Total Investments 125.1% (Cost $495,243)		$486,923

Other Assets and Liabilities (Net) (25.1%)		(97,639)

Net Assets 100.0%		$389,284

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security becomes interest bearing at a future date.
(b)	Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Portfolio acquired Residual Interest Municipal Bonds. Refer to Note 2(n) in the Notes to Financial Statements for additional information.
(c)	Cash of $1,860 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	921	$(1,192)

82	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments Real Return Portfolio	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 8.0%

BANKING & FINANCE 6.9%

American Express Bank FSB
6.000% due 09/13/2017	$2,300	$2,248

American Express Centurion Bank
6.000% due 09/13/2017	2,200	2,139

American Express Co.
7.000% due 03/19/2018	1,200	1,263
8.150% due 03/19/2038	340	378

Bank of America Corp.
8.000% due 12/29/2049	800	803

Barclays Bank PLC
5.450% due 09/12/2012	6,200	6,359
7.434% due 09/29/2049	600	543

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	2,200	2,204
7.250% due 02/01/2018	1,000	1,036

Capital One Financial Corp.
6.750% due 09/15/2017	4,900	4,659

Cigna Corp.
6.350% due 03/15/2018	2,000	2,035

Citigroup Capital XXI
8.300% due 12/21/2057	1,100	1,087

Citigroup, Inc.
3.291% due 01/30/2009	600	595

GATX Financial Corp.
5.800% due 03/01/2016	1,000	995

General Electric Capital Corp.
2.941% due 12/12/2008	600	601
5.875% due 01/14/2038	1,000	967

Goldman Sachs Group, Inc.
6.750% due 10/01/2037	5,200	4,852

Merna Reinsurance Ltd.
3.346% due 07/07/2010 (i)	4,000	3,635

Rabobank Nederland
4.278% due 01/15/2009	500	500

Rockies Express Pipeline LLC
4.250% due 08/20/2009	5,000	5,003

UBS AG
5.875% due 12/20/2017	1,000	1,025

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	1,400	1,399

Vita Capital Ltd.
5.602% due 01/01/2010	300	293

Vita Capital III Ltd.
5.822% due 01/01/2012	600	579

Wachovia Bank N.A.
3.146% due 12/02/2010	2,100	2,006

Wells Fargo & Co.
4.375% due 01/31/2013	900	897

		48,101

INDUSTRIALS 0.2%

Kraft Foods, Inc.
6.000% due 02/11/2013	800	828
6.125% due 02/01/2018	900	902

		1,730

UTILITIES 0.9%

BellSouth Corp.
4.240% due 04/26/2021	4,600	4,603

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	$640	$649

Exelon Corp.
4.900% due 06/15/2015	1,000	954

		6,206

Total Corporate Bonds & Notes (Cost $56,539)		56,037

MUNICIPAL BONDS & NOTES 1.3%

Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,000	1,004

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	1,900	1,852

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	235	235

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	300	284

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	700	696

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	490

University of California Revenue Bonds, (FSA/FGIC Insured), Series 2007
5.000% due 05/15/2037	2,700	2,683

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	1,105	1,139

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,000	955

Total Municipal Bonds & Notes (Cost $9,346)		9,338

U.S. GOVERNMENT AGENCIES 48.4%

Fannie Mae
4.669% due 01/01/2035	347	351
4.723% due 04/01/2035	535	538
5.000% due 04/01/2036 - 02/01/2037	9,273	9,192
5.500% due 09/01/2023 - 06/01/2037	151,645	153,266
5.722% due 09/01/2044 - 10/01/2044	218	217
6.000% due 08/01/2036 - 04/01/2038	59,508	61,021
6.181% due 09/01/2018	62	63

Freddie Mac
2.639% due 12/25/2036	4,040	3,983
2.879% due 09/25/2031	82	82
3.168% due 12/15/2030	252	247
4.500% due 05/15/2017	262	267
5.000% due 02/15/2020	4,712	4,846
5.500% due 05/15/2016 - 02/01/2038	66,249	67,030
6.000% due 08/01/2036 - 11/01/2037	36,614	37,586

Ginnie Mae
6.500% due 05/15/2026 - 06/15/2028	80	83

Total U.S. Government Agencies (Cost $331,980)		338,772

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 126.2%

Treasury Inflation Protected Securities (b)
1.625% due 01/15/2015	$4,677	$4,956
1.750% due 01/15/2028	13,143	13,020
1.875% due 07/15/2013	101,054	108,981
1.875% due 07/15/2015	60,712	65,469
2.000% due 04/15/2012	4,066	4,377
2.000% due 01/15/2014	25,202	27,277
2.000% due 07/15/2014	786	853
2.000% due 01/15/2026	26,799	27,601
2.375% due 04/15/2011	33,417	35,905
2.375% due 01/15/2017	35,778	39,879
2.375% due 01/15/2025	102,168	111,092
2.375% due 01/15/2027	25,730	28,064
2.500% due 07/15/2016	93,030	104,666
2.625% due 07/15/2017	36,067	41,060
3.000% due 07/15/2012	43,774	49,055
3.375% due 01/15/2012	11,982	13,485
3.500% due 01/15/2011	30,561	33,808
3.625% due 04/15/2028	58,070	75,237
3.875% due 04/15/2029	12,805	17,301
4.250% due 01/15/2010	75,173	81,551

Total U.S. Treasury Obligations (Cost $885,710)		883,637

MORTGAGE-BACKED SECURITIES 2.8%

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	2,958	2,829
4.550% due 08/25/2035	1,597	1,535
6.099% due 11/25/2030	339	328

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	80	80
4.248% due 08/25/2035	757	719
4.748% due 08/25/2035	782	777
4.900% due 12/25/2035	120	114

Countrywide Home Loan Mortgage Pass-Through Trust
2.939% due 06/25/2035	884	779

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	4,999	4,505

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,356	1,279

Lehman XS Trust
2.679% due 07/25/2046	296	287

MLCC Mortgage Investors, Inc.
4.718% due 12/25/2034	4,571	4,338

WaMu Mortgage Pass-Through Certificates
2.859% due 11/25/2045	322	260
2.889% due 10/25/2045	1,913	1,528

Total Mortgage-Backed Securities (Cost $20,675)		19,358

ASSET-BACKED SECURITIES 0.1%

Bear Stearns Asset-Backed Securities Trust
3.049% due 03/25/2043	142	138

Structured Asset Securities Corp.
4.900% due 04/25/2035	857	793

Total Asset-Backed Securities (Cost $993)		931

SOVEREIGN ISSUES 0.2%

Export-Import Bank of Korea
4.901% due 10/04/2011	1,300	1,302

Total Sovereign Issues (Cost $1,299)		1,302

See Accompanying Notes	Annual Report	March 31, 2008	83

Schedule of Investments  Real Return Portfolio  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 3.0%

Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	1,413	$1,817

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	100	150
6.500% due 09/15/2067	GBP	4,500	8,575

Pylon Ltd.
6.117% due 12/29/2008	EUR	3,200	5,033

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		400	565

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	900	4,821

Total Foreign Currency-Denominated Issues (Cost $19,405)			20,961

SHORT-TERM INSTRUMENTS 36.3%

CERTIFICATES OF DEPOSIT 2.0%

Abbey National Treasury Services PLC
2.653% due 07/02/2008		$7,400	7,379

Fortis Bank NY
2.649% due 06/30/2008		6,000	5,998

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Skandinaviska Enskilda Banken AB
3.060% due 02/13/2009	$700	$700

		14,077

COMMERCIAL PAPER 19.8%

Bank of America Corp.
2.950% due 04/07/2008	19,400	19,391

Danske Corp.
2.790% due 04/14/2008	19,500	19,480

Federal Home Loan Bank
1.500% due 04/01/2008	1,700	1,700

ING Funding LLC
2.980% due 04/04/2008	19,400	19,395

Intesa Funding LLC
2.760% due 06/16/2008	19,600	19,486

Nordea N.A., Inc.
2.950% due 04/09/2008	19,400	19,387

Societe General N.A.
2.770% due 06/16/2008	19,600	19,485

UBS Finance Delaware LLC
2.940% due 06/05/2008	700	696
3.020% due 04/04/2008	19,500	19,495

		138,515

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.6%

Fixed Income Clearing Corp.
1.900% due 04/01/2008	$4,216	$4,216

(Dated 03/31/2008. Collateralized by Fannie Mae 0.000% due 06/13/2008 valued at $4,304. Repurchase proceeds are $4,216.)

U.S. TREASURY BILLS 13.9%
0.839% due 04/17/2008 - 07/24/2008 (a)(c)(d)	97,855	97,635

Total Short-Term Instruments (Cost $254,569)		254,443

PURCHASED OPTIONS (g) 0.5%
(Cost $1,325)		3,575

Total Investments 226.8% (Cost $1,581,841)		$1,588,354

Written Options (h) (1.3%) (Premiums $5,002)		(8,929)

Other Assets and Liabilities (Net) (125.5%)		(879,030)

Net Assets 100.0%		$700,395

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $16,420 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	Securities with an aggregate market value of $19,211 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(e)	Cash of $10,310 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	69	$114
90-Day Euribor December Futures	Long	12/2009	80	128
90-Day Euribor June Futures	Long	06/2008	184	(126)
90-Day Euribor June Futures	Long	06/2009	91	148
90-Day Euribor March Futures	Long	03/2009	87	132
90-Day Euribor September Futures	Short	09/2008	60	(7)
90-Day Euribor September Futures	Long	09/2009	80	128
90-Day Eurodollar December Futures	Long	12/2009	97	225
90-Day Eurodollar June Futures	Long	06/2009	153	503
90-Day Eurodollar September Futures	Long	09/2009	171	657
Euro-Bund 10-Year Bond June Futures	Short	06/2008	207	245
Japan Government 10-Year Bond June Futures	Long	06/2008	4	73
Japan Government 10-Year Bond June Futures	Short	06/2008	3	12
U.S. Treasury 2-Year Note June Futures	Short	06/2008	92	(25)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	495	(575)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	1,737	6,057
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	439	(474)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	219	148
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	577	243
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	84	143
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	71	116
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	129	109
United Kingdom Government 10-Year Bond June Futures	Short	06/2008	65	(182)

				$7,792

84	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

(f)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Anheuser-Busch Cos., Inc. 5.625% due 10/01/2010	Buy	(0.250%	)	12/20/2012	CITI	$700	$10
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%	)	12/20/2012	GSC	400	10
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	CITI	400	(20)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	JPM	600	(29)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP	1,000	(50)
Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.680%	)	12/20/2012	BOA	8,100	310
Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%	)	09/20/2012	JPM	4,900	421
Cigna Corp. 6.350% due 03/15/2018	Buy	(1.210%	)	03/20/2018	MSC	2,000	(34)
Clorox Co. 6.125% due 02/01/2011	Buy	(0.470%	)	12/20/2012	CITI	500	7
ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%	)	12/20/2012	GSC	400	7
Exelon Corp. 4.900% due 06/15/2015	Buy	(0.960%	)	06/20/2015	CITI	1,000	43
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%		03/20/2013	BNP	1,000	5
GATX Financial Corp. 5.800% due 03/01/2016	Buy	(1.070%	)	03/20/2016	CITI	1,000	14
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	CSFB	600	(17)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	MSC	500	(13)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%	)	12/20/2012	CITI	1,800	79
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	BNP	2,400	107
Kimberly-Clark Corp. 6.875% due 02/15/2014	Buy	(0.320%	)	12/20/2012	BEAR	3,000	21
Kroger Co. 5.500% due 02/01/2013	Buy	(0.360%	)	12/20/2012	BNP	600	9
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	RBS	500	(45)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	JPM	600	(53)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.900%		09/20/2012	BNP	3,800	(309)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.950%		09/20/2012	JPM	6,300	(499)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.965%		09/20/2012	BCLY	4,900	(386)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	BNP	300	(22)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	BNP	300	(21)
Lowe’s Cos., Inc. 8.250% due 06/01/2010	Buy	(0.530%	)	12/20/2012	BOA	10,000	183
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%	)	12/20/2012	CSFB	400	27
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.640%	)	12/20/2012	GSC	1,300	86
Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.868%	)	12/20/2012	BOA	5,000	67
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	Buy	(0.319%	)	12/20/2012	GSC	300	7
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.610%	)	12/20/2012	MSC	600	13
Safeway, Inc. 5.800% due 08/15/2012	Buy	(0.340%	)	12/20/2012	BNP	800	11
Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.430%	)	12/20/2012	BOA	700	16
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%	)	12/20/2012	MSC	500	18
TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.460%	)	12/20/2012	MSC	600	6
VF Corp. 8.500% due 10/01/2010	Buy	(0.449%	)	12/20/2012	LEH	400	6
Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.680%	)	12/20/2012	BNP	700	11

							$(4)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$4,270	$239
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	800	(84)
Dow Jones CDX N.A. HY9 Index	Sell	6.350%		12/20/2012	DUB	1,400	16
Dow Jones CDX N.A. HY9 Index	Sell	6.450%		12/20/2012	JPM	700	18
Dow Jones CDX N.A. HY9 Index	Sell	6.510%		12/20/2012	MLP	100	2
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	LEH	4,000	104
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	DUB	3,200	13
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	5,600	37
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	JPM	2,300	(76)
Dow Jones CDX N.A. IG9 Index	Sell	0.760%		12/20/2012	DUB	2,300	26
Dow Jones CDX N.A. IG9 Index	Sell	0.990%		12/20/2012	DUB	2,400	7
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	22,500	819
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BOA	3,400	132
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	GSC	3,000	115
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	JPM	1,600	62
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	LEH	3,100	118
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	MSC	8,800	277

							$1,825

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Annual Report	March 31, 2008	85

Schedule of Investments  Real Return Portfolio  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/18/2009	RBS		$82,800	$(597)
Pay	3-Month USD-LIBOR	5.000%	06/18/2009	UBS		150,900	4,503
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY		56,600	1,328
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		8,900	44
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		38,900	1,697
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM		6,000	220
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		4,700	206
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		96,900	4,627
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB		8,500	(362)
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	RBS		3,600	(211)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP		18,400	(1,132)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC		48,800	(3,243)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS		105,300	(5,575)
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		17,400	1,505
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	1,800	8
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		1,600	20
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,600	14
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.028%	10/15/2011	JPM		3,700	(13)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.095%	10/15/2011	UBS		6,900	(3)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM		2,000	(40)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		4,500	(70)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.988%	12/15/2011	BNP		4,500	(71)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		18,900	(345)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.138%	01/19/2016	BCLY		4,000	(23)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		2,200	3
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		1,900	8
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	11,300	(30)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		12,000	(33)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		16,200	(70)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		2,700	(12)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		8,600	(35)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		34,600	(200)
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		1,400	30
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		1,500	33
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC	EUR	1,300	74
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		100	(3)
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		3,200	(3)
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		963	16
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	16,000	(72)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		25,600	207
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		10,300	169
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		3,700	109
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		10,800	327
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBS		5,500	(24)
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		3,400	(139)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		4,500	(371)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		4,000	226
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		1,500	90
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		2,200	234
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	2,500,000	63
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	2,200	3
Pay	U.S. CPI Urban Consumers NSA Index	2.980%	03/06/2018	MSC		$4,800	63
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY	GBP	3,200	(51)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		3,600	(62)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		100	(3)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		1,100	(56)

							$2,978

(g)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$125.000	05/23/2008	919	$17	$7
Call - CBOT U.S. Treasury 30-Year Bond June Futures	147.000	05/23/2008	584	11	9
Call - CBOT U.S. Treasury 30-Year Bond June Futures	152.000	05/23/2008	60	0	1
Call - CBOT U.S. Treasury 30-Year Bond June Futures	153.000	05/23/2008	91	1	2
Call - CBOT U.S. Treasury 30-Year Bond June Futures	154.000	05/23/2008	200	2	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	86.000	05/23/2008	252	2	4
Put - CBOT U.S. Treasury 10-Year Note June Futures	92.000	05/23/2008	560	10	9
Put - CBOT U.S. Treasury 10-Year Note June Futures	96.000	05/23/2008	270	5	4
Put - CBOT U.S. Treasury 10-Year Note June Futures	100.000	05/23/2008	78	1	1

				$49	$40

86	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$8,000	$40	$330

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.392	07/08/2010	EUR	4,300	$226	$714
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		4,300	227	164
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$11,800	311	22
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		11,800	311	2,260
Call - OTC U.S. dollar versus Japanese yen		111.000	12/01/2008		3,000	54	7

						$1,129	$3,167

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.500% due 06/01/2038	$112.750	06/05/2008	$70,000	$8	$0
Call - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	119.000	04/17/2008	140,000	11	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	95.000	04/15/2008	28,000	6	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	100.000	04/07/2008	75,000	6	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	100.000	04/28/2008	20,000	2	3
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	99.000	04/28/2008	60,000	5	1
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	101.000	04/07/2008	10,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	102.000	04/14/2008	9,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	90.000	04/07/2008	25,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	98.000	04/15/2008	33,000	8	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	97.000	04/14/2008	80,000	6	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	86.000	05/01/2008	16,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	96.000	04/14/2008	25,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.500% due 07/15/2016	104.000	04/14/2008	90,000	7	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	91.500	04/15/2008	35,000	8	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	105.000	04/28/2008	40,000	3	15
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	101.500	04/15/2008	30,000	7	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	110.000	04/28/2008	50,000	4	1
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	102.500	05/01/2008	70,000	16	18

				$107	$38

(h)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	145	$162	$308
Call - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/23/2008	38	46	61
Call - CBOT U.S. Treasury 10-Year Note June Futures	121.000	05/23/2008	62	70	53
Call - CBOT U.S. Treasury 30-Year Bond June Futures	122.000	05/23/2008	39	62	45
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/23/2008	71	76	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	74	91	16

				$507	$489

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$6,000	$160	$541
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	6,000	160	35
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	2,100	101	345
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	2,100	77	14
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	2,600	109	427
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	2,600	110	17
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	11,700	294	1,055
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	11,700	283	67
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	6,000	193	383
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	142
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	3,700	128	608
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	3,700	183	24
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	14,200	420	1,280
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	14,200	286	82
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	8,300	208	748
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	8,300	201	48
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,000	45	268
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	17,000	488	1,084
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	17,000	602	404

							$4,241	$7,572

See Accompanying Notes	Annual Report	March 31, 2008	87

Schedule of Investments  Real Return Portfolio  (Cont.)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$3,500	$44	$7
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	3,500	160	670
Put - OTC U.S. dollar versus Japanese yen	100.000	12/01/2008	3,000	50	191

				$254	$868

(i)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.346%	07/07/2010	09/21/2007	$3,967	$3,635	0.52%

(j)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2038	$9,400	$8,992	$9,304
Fannie Mae	5.500%	04/01/2038	92,857	92,257	93,742
Fannie Mae	6.000%	04/01/2038	10,700	10,795	10,962
Freddie Mac	5.500%	04/01/2038	40,000	40,300	40,394
Treasury Inflation Protected Securities	0.875%	04/15/2010	2,346	2,374	2,402
Treasury Inflation Protected Securities	2.000%	07/15/2014	54,549	58,301	59,506
Treasury Inflation Protected Securities	2.000%	01/15/2016	153,606	163,980	167,215
U.S. Treasury Bonds	4.750%	02/15/2037	4,300	4,503	4,666
U.S. Treasury Notes	3.500%	02/15/2018	46,100	45,614	46,615
U.S. Treasury Notes	3.625%	12/31/2012	1,830	1,917	1,954
U.S. Treasury Notes	3.625%	05/15/2013	2,000	2,101	2,149
U.S. Treasury Notes	4.125%	08/31/2012	6,200	6,526	6,684
U.S. Treasury Notes	4.250%	11/15/2013	35,700	37,774	39,586
U.S. Treasury Notes	4.250%	11/15/2017	2,130	2,239	2,312
U.S. Treasury Notes	4.500%	02/15/2016	18,400	19,923	20,405
U.S. Treasury Notes	4.750%	08/15/2017	9,500	10,267	10,581

				$507,863	$518,477

(2)	Market value includes $2,334 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	1,662	04/2008	$50	$0	$50
Sell	CHF	891	06/2008	0	(42)	(42)
Sell	EUR	6,084	04/2008	0	(117)	(117)
Sell	GBP	13,508	04/2008	1	(66)	(65)
Buy	JPY	45,921	05/2008	9	0	9
Sell		611,738	05/2008	0	(131)	(131)

				$60	$(356)	$(296)

88	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments Short-Term Portfolio	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 12.8%

BANKING & FINANCE 6.1%

ABX Financing Co.
5.750% due 10/15/2016	$3,000	$3,023

BAE Systems Holdings, Inc.
6.400% due 12/15/2011	2,000	2,167

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	5,863	5,874

BHP Billiton Finance Ltd.
5.125% due 03/29/2012	3,000	3,054

CIT Group, Inc.
3.215% due 08/15/2008	4,250	3,924
3.302% due 05/23/2008	700	686
3.401% due 01/30/2009	6,600	5,745
5.000% due 11/24/2008	10,700	9,837

CNA Financial Corp.
5.850% due 12/15/2014	3,000	2,973

Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	4,065

DBS Bank Ltd.
3.290% due 05/16/2017	25,000	23,248

FIA Card Services N.A.
4.625% due 08/03/2009	18,380	18,637

First Union National Bank of Florida
6.180% due 02/15/2036	600	628

Glitnir Banki HF
4.421% due 01/18/2012	2,000	1,514

Goldman Sachs Group, Inc.
2.689% due 06/23/2009	10,000	9,873
3.276% due 03/02/2010	2,000	1,964
4.178% due 07/23/2009	12,100	11,997

HSBC Finance Corp.
2.981% due 03/12/2010	13,300	12,785
3.954% due 10/21/2009	2,600	2,510
6.375% due 10/15/2011	6,000	6,178

International Lease Finance Corp.
5.625% due 09/20/2013	5,000	4,903

iStar Financial, Inc.
5.950% due 10/15/2013	6,000	4,385

John Deere Capital Corp.
5.650% due 07/25/2011	2,000	2,121

Kaupthing Bank HF
6.125% due 10/04/2016	3,000	2,064

Landsbanki Islands HF
3.792% due 08/25/2009	3,000	2,721

Lehman Brothers Holdings, Inc.
2.809% due 12/23/2010	4,000	3,414
6.200% due 09/26/2014	5,000	4,939
7.000% due 09/27/2027	2,000	1,853

Morgan Stanley
3.212% due 05/07/2009	12,700	12,492
4.134% due 01/22/2009	2,000	1,964
4.401% due 10/18/2016	5,000	4,511
4.738% due 10/15/2015	3,000	2,433

ORIX Corp.
5.480% due 11/22/2011	5,000	4,847

Rabobank Nederland
4.646% due 04/06/2009	800	799

Residential Capital LLC
8.000% due 02/22/2011	5,000	2,475

Santander U.S. Debt S.A. Unipersonal
3.074% due 11/20/2009	2,500	2,474

SLM Corp.
3.561% due 10/25/2011	8,000	5,929

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Textron Financial Corp.
4.600% due 05/03/2010	$2,000	$2,058

VTB Capital S.A.
3.839% due 08/01/2008	13,300	13,167

World Savings Bank FSB
3.168% due 05/08/2009	2,000	2,003

		212,234

INDUSTRIALS 5.2%

Alcan, Inc.
5.000% due 06/01/2015	2,500	2,461

America Movil SAB de C.V.
2.755% due 06/27/2008	10,000	9,925

Amgen, Inc.
3.170% due 11/28/2008	25,000	24,976

AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,409
5.875% due 10/15/2012	3,000	3,040

Avon Products, Inc.
5.125% due 01/15/2011	4,000	4,105

Boston Scientific Corp.
6.000% due 06/15/2011	2,500	2,450

Comcast Corp.
4.677% due 07/14/2009	900	876
5.300% due 01/15/2014	5,000	4,914

CVS Caremark Corp.
3.376% due 06/01/2010	25,000	24,312

Daimler Finance North America LLC
5.750% due 09/08/2011	14,000	14,319

EnCana Corp.
6.300% due 11/01/2011	2,500	2,661

HJ Heinz Co.
6.428% due 12/01/2020	6,800	6,916

JC Penney Corp., Inc.
7.375% due 08/15/2008	3,693	3,724

Johnson Controls, Inc.
5.250% due 01/15/2011	5,000	5,167
5.500% due 01/15/2016	3,000	3,064

Kellogg Co.
6.600% due 04/01/2011	2,000	2,159

Kerr-McGee Corp.
6.875% due 09/15/2011	4,000	4,307

Kraft Foods, Inc.
5.625% due 11/01/2011	3,000	3,062

Kroger Co.
5.500% due 02/01/2013	4,000	4,143

Lennar Corp.
5.950% due 10/17/2011	3,000	2,550

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	2,100	2,081

Northwest Airlines, Inc.
7.150% due 10/01/2019	14,751	14,829

Sealed Air Corp.
5.625% due 07/15/2013	5,000	5,235

Time Warner, Inc.
5.875% due 11/15/2016	5,000	4,764

Transocean, Inc.
3.214% due 09/05/2008	8,100	8,061

United Airlines, Inc.
6.636% due 07/02/2022	1,459	1,363

Viacom, Inc.
5.750% due 04/30/2011	3,000	3,035

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Weatherford International Ltd.
4.950% due 10/15/2013	$2,500	$2,551

Weyerhaeuser Co.
3.599% due 09/24/2009	5,000	4,930

Wyeth
5.500% due 03/15/2013	2,500	2,651

		181,040

UTILITIES 1.5%

AT&T, Inc.
3.195% due 02/05/2010	10,600	10,505

Consumers Energy Co.
5.000% due 02/15/2012	3,000	3,044

Dominion Resources, Inc.
3.248% due 11/14/2008	2,800	2,786
5.200% due 01/15/2016	3,000	2,943

DPL, Inc.
6.875% due 09/01/2011	2,500	2,671

Entergy Gulf States, Inc.
3.600% due 06/01/2008	8,850	8,828

Exelon Corp.
6.750% due 05/01/2011	3,000	3,169

Florida Power Corp.
3.468% due 11/14/2008	3,400	3,398

Ohio Edison Co.
4.000% due 05/01/2008	6,325	6,325

Ohio Power Co.
4.826% due 04/05/2010	4,000	3,901

Progress Energy, Inc.
7.100% due 03/01/2011	3,348	3,607

		51,177

Total Corporate Bonds & Notes (Cost $460,338)		444,451

U.S. GOVERNMENT AGENCIES 31.1%

Fannie Mae
2.666% due 12/25/2036 - 07/25/2037	16,696	15,368
2.719% due 03/25/2034	498	481
2.749% due 10/25/2035	6,459	6,360
2.799% due 10/27/2037	29,353	27,807
2.830% due 03/25/2022	29	30
2.899% due 03/25/2018 - 01/25/2034	1,434	1,416
2.930% due 10/25/2021	86	86
2.949% due 05/25/2042 - 02/25/2044	1,158	1,149
2.999% due 08/25/2017 - 12/25/2033	1,404	1,377
3.000% due 01/25/2025	31	31
3.016% due 08/01/2033	590	600
3.049% due 02/25/2033	893	892
3.060% due 03/25/2022	7	7
3.099% due 08/25/2031 - 09/25/2034	14,478	14,046
3.118% due 04/15/2035 - 03/15/2036	72	69
3.125% due 12/25/2013	72	72
3.149% due 12/25/2030	162	160
3.225% due 04/25/2022 - 12/25/2023	248	245
3.249% due 09/25/2023 - 11/25/2031	771	762
3.270% due 04/01/2034	156	160
3.275% due 10/25/2022 - 05/18/2032	900	888
3.283% due 05/01/2034	449	467
3.294% due 09/17/2027	179	177

See Accompanying Notes	Annual Report	March 31, 2008	89

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.299% due 04/25/2032	$1,323	$1,292
3.325% due 09/25/2022 - 12/18/2031	1,493	1,472
3.328% due 06/01/2034	311	321
3.375% due 05/25/2022	233	231
3.383% due 07/01/2033	332	335
3.393% due 08/01/2033 (e)	7,574	7,548
3.411% due 08/01/2033	47	47
3.425% due 12/25/2008 - 09/25/2020	223	226
3.433% due 04/01/2033	423	424
3.455% due 01/25/2022	218	216
3.457% due 08/01/2033	1,387	1,385
3.500% due 08/01/2010 - 01/01/2035	1,502	1,491
3.500% due 08/01/2013 (e)	3,803	3,779
3.504% due 08/01/2033	1,557	1,564
3.525% due 09/01/2033	384	385
3.531% due 08/01/2033	994	997
3.536% due 09/01/2033	429	430
3.545% due 04/01/2034	218	227
3.556% due 06/01/2033	551	545
3.583% due 08/01/2033	332	332
3.599% due 04/25/2032	266	261
3.625% due 12/25/2023	722	733
3.657% due 01/01/2034	1,163	1,170
3.665% due 08/01/2033	63	63
3.750% due 01/01/2035	1,104	1,091
3.765% due 10/01/2043	58	58
3.769% due 07/01/2034	545	549
3.775% due 09/25/2023 - 10/25/2023	302	303
3.825% due 05/25/2022	219	216
3.836% due 04/01/2034	705	710
3.839% due 11/01/2033	3,822	3,847
3.841% due 05/01/2033	82	83
3.863% due 07/01/2033	184	187
3.875% due 08/01/2033	139	142
3.889% due 09/01/2033	481	479
3.910% due 11/01/2033	3,988	4,025
3.913% due 05/01/2034	242	242
3.932% due 09/01/2034	408	413
3.944% due 07/01/2033	193	193
3.945% due 11/01/2033	840	835
3.950% due 03/01/2034	2,667	2,683
3.956% due 11/01/2033	845	845
3.962% due 03/01/2034	278	281
3.969% due 05/01/2034	965	980
3.975% due 06/01/2033	1,899	1,925
3.982% due 08/01/2034	678	676
3.999% due 07/01/2033	1,216	1,227
4.000% due 08/01/2010 - 12/01/2033	17,439	17,533
4.013% due 06/01/2034	140	144
4.014% due 06/01/2033	686	687
4.046% due 08/01/2033	3,973	4,016
4.048% due 07/01/2033	979	998
4.055% due 03/01/2034	184	184
4.062% due 06/01/2033	416	420
4.064% due 06/01/2033	514	519
4.068% due 11/01/2034	96	96
4.081% due 02/01/2035	140	140
4.083% due 04/01/2034	369	371
4.112% due 04/01/2034	697	700
4.113% due 05/01/2034	1,627	1,640
4.114% due 07/01/2035	159	159
4.127% due 03/01/2034	814	844
4.128% due 11/01/2034	368	368
4.130% due 05/01/2035	851	852
4.136% due 12/01/2034	189	194
4.137% due 08/01/2033	720	727
4.145% due 08/01/2035	1,530	1,535
4.152% due 03/01/2034	1,111	1,110
4.160% due 01/01/2035	176	176
4.173% due 09/01/2033	979	988
4.177% due 09/01/2033	319	326
4.187% due 03/01/2034	193	199

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.188% due 06/01/2034	$2,249	$2,266
4.189% due 05/01/2034	436	439
4.192% due 01/01/2034	301	301
4.194% due 05/01/2033	278	284
4.196% due 11/01/2034	140	142
4.199% due 11/01/2033 - 04/01/2034	2,549	2,554
4.202% due 12/01/2034	303	305
4.212% due 06/01/2033	1,045	1,049
4.218% due 05/01/2033	168	170
4.220% due 09/01/2033	229	233
4.228% due 04/01/2034	273	272
4.235% due 07/01/2035	677	678
4.240% due 05/01/2033	223	226
4.244% due 02/01/2034 - 03/01/2034	2,328	2,365
4.250% due 04/25/2028 - 12/01/2033	2,070	2,063
4.262% due 07/01/2034	1,375	1,399
4.264% due 06/01/2034	1,142	1,148
4.268% due 04/01/2034	558	559
4.271% due 03/01/2035	2,279	2,296
4.272% due 01/01/2033	662	671
4.274% due 09/01/2034	930	929
4.275% due 12/01/2034	170	171
4.277% due 03/01/2034	901	914
4.285% due 07/01/2034	686	691
4.291% due 03/01/2033	74	75
4.292% due 04/01/2034	486	487
4.301% due 12/01/2033	746	761
4.307% due 05/01/2034	3,270	3,283
4.310% due 01/01/2034	549	569
4.312% due 10/01/2033	75	75
4.314% due 11/01/2034	2,249	2,284
4.325% due 05/01/2034	434	434
4.329% due 01/01/2035	818	840
4.330% due 06/01/2036	419	422
4.331% due 07/01/2034	418	421
4.338% due 06/01/2034 - 11/01/2034	394	397
4.346% due 09/01/2035	2,554	2,614
4.356% due 09/01/2033	966	990
4.362% due 02/01/2034	642	643
4.363% due 11/01/2035	436	439
4.370% due 11/01/2034	391	395
4.373% due 11/01/2034	262	265
4.374% due 04/01/2034	2,583	2,638
4.375% due 03/01/2035	1,507	1,514
4.380% due 03/01/2035	3,048	3,080
4.381% due 12/01/2034	236	239
4.382% due 03/01/2033 - 03/01/2034	1,467	1,494
4.388% due 08/01/2033	2,017	2,029
4.389% due 09/01/2032	422	426
4.391% due 04/01/2033	181	185
4.393% due 04/01/2034	418	420
4.405% due 02/01/2034	105	105
4.432% due 07/01/2035	916	928
4.434% due 01/01/2035	229	232
4.437% due 09/01/2033	1,433	1,460
4.442% due 04/01/2033	32	33
4.444% due 07/01/2034	1,983	2,001
4.449% due 07/01/2034	1,535	1,548
4.451% due 07/01/2036	1,183	1,229
4.454% due 09/01/2034	1,142	1,173
4.460% due 09/01/2019	1,066	1,073
4.465% due 03/01/2036	407	407
4.470% due 01/01/2035	994	1,007
4.477% due 11/01/2033	1,391	1,403
4.482% due 10/01/2034	218	221
4.491% due 04/01/2034	189	193
4.494% due 04/01/2033	2,809	2,873
4.499% due 06/01/2033	463	466
4.500% due 11/01/2009 - 08/01/2035	55,387	56,093
4.500% due 06/01/2013 - 05/01/2015 (e)	8,436	8,574

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.504% due 11/01/2034	$112	$114
4.512% due 12/01/2034	193	196
4.515% due 04/01/2034	2,026	2,056
4.536% due 08/01/2034	3,304	3,384
4.540% due 08/01/2034	833	841
4.541% due 04/01/2034	181	184
4.542% due 07/01/2035 (e)	5,088	5,234
4.545% due 01/01/2034	1,148	1,168
4.546% due 08/01/2033	1,250	1,282
4.547% due 10/01/2033	2,209	2,265
4.563% due 10/01/2036	1,527	1,542
4.565% due 05/01/2033	1,933	1,971
4.567% due 11/01/2033	302	303
4.569% due 05/01/2035	1,237	1,273
4.575% due 02/01/2035	318	328
4.581% due 08/01/2034	2,583	2,670
4.583% due 09/01/2034	725	735
4.585% due 08/01/2033	1,571	1,587
4.586% due 03/01/2035	6,045	6,158
4.594% due 06/01/2033	404	403
4.603% due 06/01/2035	563	567
4.605% due 06/01/2035	182	184
4.609% due 01/01/2035	1,795	1,823
4.610% due 07/01/2034	258	261
4.621% due 09/01/2035	813	821
4.630% due 01/01/2035 (e)	6,032	6,110
4.637% due 10/01/2034	113	116
4.642% due 03/01/2033 - 07/01/2035	1,849	1,894
4.648% due 08/01/2035	3,244	3,260
4.656% due 07/01/2033	93	94
4.664% due 02/01/2033	219	225
4.675% due 07/01/2035	1,678	1,702
4.679% due 04/01/2033	207	210
4.681% due 10/01/2033	489	495
4.685% due 10/01/2035	751	774
4.686% due 04/01/2033	794	810
4.690% due 10/01/2034 (e)	6,410	6,515
4.690% due 07/01/2035	3,000	3,041
4.692% due 02/01/2035	2,753	2,788
4.695% due 04/01/2033	1,635	1,665
4.700% due 06/01/2034	652	665
4.707% due 10/01/2035	1,021	1,035
4.708% due 02/01/2033	371	381
4.712% due 07/01/2034	1,271	1,305
4.717% due 04/01/2035	1,420	1,454
4.723% due 08/01/2035	1,387	1,395
4.734% due 10/01/2034	1,262	1,297
4.735% due 03/01/2035	1,519	1,544
4.736% due 09/01/2035	2,318	2,330
4.739% due 02/01/2035	478	485
4.740% due 07/01/2035	942	960
4.744% due 09/01/2034	52	53
4.750% due 03/01/2034 - 07/01/2034	1,655	1,661
4.751% due 02/01/2035	298	301
4.754% due 07/01/2036	771	774
4.769% due 11/01/2034 - 07/01/2035	2,382	2,431
4.772% due 01/01/2033	122	125
4.773% due 12/01/2032	401	416
4.774% due 11/01/2032 - 08/01/2035	1,998	2,029
4.782% due 11/01/2034	2,621	2,653
4.784% due 07/01/2035	332	339
4.791% due 02/01/2035	331	335
4.794% due 11/01/2035	1,350	1,368
4.800% due 02/01/2035	83	85
4.804% due 01/01/2033	195	198
4.819% due 07/01/2034	641	642
4.822% due 11/01/2033 - 09/01/2034	3,577	3,593
4.830% due 09/01/2035	2,912	2,948
4.831% due 01/01/2033	89	93
4.832% due 10/01/2034 - 01/01/2035	1,906	1,967
4.837% due 01/01/2036	75	76

90	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.838% due 03/01/2035	$2,424	$2,458
4.842% due 11/01/2043	680	689
4.850% due 02/01/2013 - 10/01/2035	1,496	1,514
4.851% due 07/01/2034 - 08/01/2035	931	955
4.855% due 01/01/2035	229	238
4.856% due 11/01/2032	569	581
4.865% due 01/01/2033 - 10/01/2034	3,662	3,647
4.868% due 01/01/2036	4,281	4,327
4.870% due 11/01/2032 - 04/01/2035	401	405
4.874% due 07/01/2036	2,213	2,249
4.880% due 05/01/2035 (e)	6,598	6,702
4.883% due 10/01/2035	1,812	1,814
4.890% due 04/01/2035	259	263
4.892% due 09/01/2034 (e)	4,803	4,794
4.897% due 12/01/2035	611	610
4.899% due 02/01/2034	637	659
4.901% due 05/01/2033	2,168	2,179
4.915% due 02/01/2035	212	216
4.927% due 09/01/2035 (e)	4,996	5,110
4.933% due 12/01/2034	197	198
4.935% due 03/01/2033	313	318
4.941% due 05/01/2035	429	435
4.942% due 03/01/2035	1,435	1,437
4.947% due 01/01/2033	2,434	2,537
4.950% due 08/01/2034 - 12/01/2034	3,125	3,135
4.951% due 06/01/2034	1,133	1,133
4.954% due 04/01/2035	245	249
4.955% due 02/01/2034	448	452
4.964% due 07/01/2035	309	316
4.981% due 03/01/2036	1,271	1,298
4.997% due 07/01/2035	157	160
4.998% due 09/01/2034	2,401	2,426
5.000% due 02/01/2009 - 01/01/2035	26,723	27,223
5.000% due 11/01/2013 (e)	2,103	2,158
5.012% due 12/01/2035	262	267
5.014% due 07/01/2035	2,533	2,594
5.018% due 01/01/2036	182	187
5.030% due 05/01/2035 (e)	4,278	4,367
5.037% due 11/01/2035	3,418	3,482
5.053% due 07/01/2035	225	228
5.057% due 01/01/2035	3,538	3,685
5.065% due 10/01/2033	2,771	2,796
5.075% due 09/01/2035	1,690	1,748
5.079% due 07/01/2036	1,447	1,499
5.095% due 02/01/2033	142	145
5.100% due 03/01/2033	217	220
5.106% due 03/01/2036	864	866
5.107% due 06/01/2035	2,182	2,227
5.130% due 12/01/2035	852	862
5.134% due 12/01/2035	595	605
5.139% due 05/01/2035	783	813
5.151% due 03/25/2027	1,206	1,166
5.153% due 12/01/2035	921	936
5.157% due 10/01/2012	77	77
5.166% due 03/25/2027	493	487
5.170% due 04/25/2023	69	71
5.171% due 09/01/2035	967	989
5.196% due 05/01/2037	858	869
5.217% due 04/01/2033 - 02/01/2036	2,736	2,829
5.227% due 08/01/2032	487	494
5.243% due 07/01/2037	1,467	1,488
5.244% due 05/01/2036	111	113
5.247% due 01/01/2037	60	61
5.255% due 05/01/2035	775	790
5.265% due 04/01/2036	759	779
5.269% due 09/01/2034	2,586	2,649
5.273% due 02/01/2036	148	149
5.315% due 05/01/2036	689	704
5.318% due 02/01/2035	334	339
5.323% due 06/01/2035	2,546	2,592

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.325% due 11/01/2036	$1,350	$1,375
5.353% due 05/01/2036	2,092	2,132
5.375% due 02/01/2036	121	124
5.388% due 12/01/2035	977	1,006
5.390% due 10/01/2035 (e)	10,006	10,268
5.392% due 10/01/2024	54	55
5.393% due 03/01/2038	1,000	1,005
5.407% due 05/01/2036	1,835	1,847
5.420% due 11/01/2036	523	537
5.433% due 05/01/2036	226	228
5.435% due 10/01/2032	326	332
5.443% due 01/01/2036	253	257
5.449% due 05/01/2036	449	452
5.479% due 08/01/2046	1,103	1,115
5.499% due 04/01/2036	72	73
5.500% due 02/01/2009 - 06/01/2037	12,798	13,101
5.513% due 11/01/2031	165	165
5.519% due 05/01/2032	349	355
5.526% due 12/01/2032	562	563
5.555% due 07/01/2036	585	597
5.575% due 12/01/2036	1,679	1,707
5.588% due 10/01/2036 (e)	4,828	4,913
5.591% due 12/01/2036	2,114	2,148
5.615% due 01/01/2036	65	66
5.622% due 04/01/2036 (e)	4,262	4,353
5.648% due 04/01/2037 (e)	5,687	5,792
5.693% due 12/01/2036	171	174
5.699% due 05/01/2037	2,775	2,843
5.722% due 07/01/2042 - 07/01/2044	2,676	2,666
5.723% due 03/01/2044	618	614
5.757% due 12/01/2018	50	50
5.772% due 09/01/2041	116	115
5.856% due 09/01/2017	76	77
5.869% due 05/01/2036	1,120	1,156
5.921% due 01/01/2019	445	448
5.922% due 09/01/2040	35	35
5.947% due 02/01/2033	128	129
5.950% due 02/25/2044	3,651	3,729
5.982% due 09/01/2035 (e)	5,510	5,713
5.988% due 07/01/2036	56	57
6.000% due 09/25/2014 - 08/25/2044	5,282	5,440
6.079% due 03/01/2037	894	916
6.100% due 02/25/2009	102	103
6.178% due 08/25/2042	121	121
6.181% due 09/01/2036	77	79
6.204% due 04/01/2040	1,808	1,884
6.250% due 05/25/2042	112	119
6.328% due 01/01/2035	47	47
6.343% due 01/01/2033	110	111
6.360% due 08/01/2036	833	865
6.422% due 11/01/2035	859	884
6.430% due 02/01/2037	723	743
6.442% due 11/01/2035	335	345
6.467% due 07/01/2029	58	59
6.500% due 11/01/2008 - 01/25/2044	4,577	4,890
6.585% due 03/01/2033	278	280
6.681% due 11/01/2014	40	40
6.897% due 07/01/2018	57	59
6.991% due 12/01/2040	276	282
7.000% due 12/01/2009 - 02/25/2044	1,517	1,590
7.143% due 04/01/2024	14	14
7.155% due 11/01/2025	150	152
7.218% due 09/01/2032	230	234
7.368% due 09/01/2029	280	287
7.500% due 12/01/2014 - 05/25/2042	608	644
7.502% due 06/01/2030	98	104
7.660% due 05/01/2015	2,452	2,757
7.775% due 05/01/2030	28	29
8.000% due 08/25/2022 - 10/01/2026	416	454

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.000% due 04/01/2020 - 01/01/2026	$220	$243
9.500% due 07/01/2021 - 06/01/2025	213	239

Freddie Mac
2.500% due 04/15/2013	533	531
2.859% due 08/25/2031	1,002	986
2.879% due 09/25/2031	1,090	1,090
2.949% due 06/25/2029	241	223
2.999% due 05/25/2043	2,992	3,017
3.000% due 05/15/2022	54	54
3.168% due 06/15/2018 - 06/15/2031	7,700	7,581
3.218% due 11/15/2032	149	149
3.318% due 01/15/2032	86	87
3.325% due 03/15/2024	250	252
3.368% due 04/15/2028 - 03/15/2032	1,880	1,863
3.375% due 05/15/2023 - 10/15/2026	655	659
3.418% due 06/15/2029 - 12/15/2031	1,970	1,962
3.475% due 08/15/2022 - 03/15/2023	768	781
3.500% due 05/01/2008 - 03/15/2022	1,273	1,271
3.575% due 04/15/2022	153	156
3.628% due 10/01/2033	607	616
3.805% due 05/01/2034	132	133
3.870% due 12/15/2013 - 07/01/2033	1,877	1,925
3.886% due 08/01/2033	190	194
3.887% due 05/01/2034	1,501	1,530
3.899% due 06/01/2033	78	78
3.960% due 03/01/2034 - 04/01/2034	2,813	2,873
4.000% due 05/01/2008 - 10/15/2026	32,106	32,271
4.007% due 04/01/2034	652	666
4.013% due 03/01/2034	2,274	2,289
4.068% due 11/01/2034	206	206
4.069% due 03/15/2029	1,063	1,064
4.088% due 01/01/2035	96	96
4.107% due 11/01/2033	210	212
4.123% due 04/01/2034	1,411	1,422
4.144% due 01/01/2035	162	162
4.145% due 04/01/2034	426	432
4.174% due 01/01/2034	667	666
4.191% due 07/01/2034 - 10/01/2034	1,607	1,648
4.199% due 02/01/2034	1,031	1,048
4.219% due 03/01/2034	2,746	2,820
4.230% due 07/01/2033	376	387
4.240% due 03/01/2034	384	395
4.250% due 11/15/2020 - 09/15/2024	7,884	7,939
4.251% due 10/01/2033 - 12/01/2033	753	764
4.279% due 01/01/2034	180	183
4.290% due 12/01/2033	516	525
4.295% due 03/01/2035	268	270
4.298% due 11/01/2034	3,029	3,089
4.316% due 10/01/2033	1,200	1,251
4.326% due 11/01/2033	382	393
4.334% due 11/01/2034	1,053	1,063
4.339% due 12/01/2034	106	107
4.361% due 09/01/2035	155	156
4.384% due 01/01/2035	660	667
4.420% due 12/01/2033	546	553
4.455% due 11/01/2034	1,392	1,432
4.467% due 08/01/2035	2,270	2,294
4.482% due 01/01/2035	847	858
4.492% due 03/01/2035	1,043	1,061
4.500% due 05/01/2008 - 08/15/2034	79,542	80,532

See Accompanying Notes	Annual Report	March 31, 2008	91

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.500% due 03/01/2013 - 01/01/2015 (e)	$17,467	$17,772
4.506% due 12/01/2034	2,937	2,969
4.520% due 10/15/2013	153	155
4.537% due 03/01/2035	4,098	4,150
4.538% due 09/01/2034	256	259
4.545% due 12/01/2034	98	99
4.587% due 11/01/2034	1,346	1,362
4.590% due 09/01/2034	326	330
4.599% due 01/01/2035	99	100
4.634% due 03/01/2035	1,030	1,043
4.742% due 04/01/2035	2,628	2,656
4.748% due 12/01/2034 (e)	6,451	6,542
4.750% due 12/15/2016 - 01/15/2031	2,953	2,974
4.752% due 07/01/2036	958	966
4.760% due 09/01/2034	2,749	2,844
4.768% due 10/01/2034	2,258	2,293
4.774% due 09/01/2035	502	508
4.796% due 11/01/2034	555	560
4.815% due 05/01/2035 (e)	5,066	5,136
4.820% due 02/01/2035	3,272	3,302
4.829% due 03/01/2035	623	640
4.836% due 01/01/2035	872	884
4.850% due 07/01/2035 - 09/01/2035	1,253	1,272
4.880% due 08/01/2036 (e)	7,395	7,409
4.888% due 07/01/2035	1,444	1,457
4.905% due 04/01/2034	42	43
4.909% due 07/01/2035	65	67
4.914% due 04/01/2035	882	897
4.932% due 12/01/2032	220	227
4.936% due 07/01/2033	76	75
4.963% due 08/01/2035	1,341	1,347
4.968% due 12/01/2034	2,769	2,803
4.969% due 08/01/2034	1,233	1,264
4.976% due 03/01/2035	72	74
4.987% due 09/01/2036	505	510
4.996% due 05/01/2035	1,383	1,408
5.000% due 05/01/2009 - 01/01/2036	73,133	74,330
5.000% due 04/01/2013 (e)	5,985	6,087
5.001% due 06/01/2035	148	151
5.012% due 05/01/2033	51	52
5.034% due 12/01/2035	118	120
5.070% due 05/15/2008	5	5
5.091% due 05/01/2035	727	750
5.115% due 08/01/2015	78	79
5.125% due 09/01/2034	442	444
5.150% due 03/01/2035	1,208	1,228
5.171% due 11/01/2033	3,382	3,463
5.188% due 11/01/2033	4,206	4,294
5.196% due 10/01/2032	500	521
5.204% due 11/01/2035	3,733	3,797
5.230% due 08/01/2036	1,407	1,427
5.234% due 03/01/2036	2,241	2,278
5.241% due 04/01/2036	485	494
5.243% due 09/01/2035	903	922
5.245% due 02/01/2036	109	111
5.268% due 02/01/2036	139	142
5.273% due 09/01/2035	296	299
5.277% due 02/01/2036 - 02/01/2037	2,231	2,271
5.293% due 02/01/2036	192	196
5.299% due 10/01/2035 - 02/01/2037	2,216	2,257
5.333% due 01/01/2037	3,930	3,996
5.350% due 12/01/2036	1,021	1,036
5.355% due 12/01/2035 (e)	4,626	4,719
5.397% due 02/01/2036	288	294
5.409% due 10/01/2036 (e)	7,485	7,534
5.457% due 08/01/2036	791	821
5.481% due 12/01/2036	3,072	3,117
5.483% due 02/01/2019	136	137
5.500% due 08/01/2009 - 04/01/2038	21,232	21,534
5.516% due 08/01/2036	1,142	1,156

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.540% due 10/01/2035	$269	$270
5.550% due 11/15/2027	41	41
5.570% due 11/01/2036	2,298	2,347
5.576% due 12/01/2035	979	993
5.609% due 01/01/2030	188	191
5.651% due 04/01/2037	2,599	2,686
5.667% due 05/01/2037 (e)	5,717	5,821
5.691% due 03/01/2036	140	141
5.701% due 02/01/2037	3,829	3,897
5.720% due 02/01/2036	4,028	4,080
5.722% due 10/25/2044 - 02/25/2045	975	963
5.764% due 11/01/2035	32	33
5.787% due 04/01/2036	490	495
5.814% due 11/01/2036 - 01/01/2037	253	257
5.819% due 04/01/2032	527	539
5.836% due 03/01/2032	617	628
5.884% due 04/01/2032	937	972
5.899% due 07/01/2036	57	58
5.922% due 07/25/2044	5,945	5,807
5.951% due 11/01/2036	107	109
6.000% due 11/15/2008 - 10/01/2033	13,343	13,703
6.121% due 07/01/2019	17	18
6.250% due 12/15/2023 - 03/15/2028	1,640	1,657
6.500% due 05/15/2012	110	112
6.619% due 12/01/2034	126	128
6.814% due 03/01/2030	194	199
7.000% due 06/01/2017 - 07/15/2027	179	189
7.024% due 11/01/2031	238	244
7.103% due 10/01/2029	39	40
7.151% due 09/01/2034	118	118
7.438% due 08/01/2023	23	23

Ginnie Mae
2.886% due 06/20/2032	159	156
2.936% due 06/20/2030 - 04/20/2031	832	832
3.018% due 01/16/2031	48	48
3.218% due 02/16/2032	282	278
3.268% due 03/16/2031	315	311
3.318% due 04/16/2030 - 04/16/2032	377	378
4.000% due 09/16/2025	177	177
4.500% due 08/16/2028 - 08/20/2035	3,095	3,130
5.000% due 05/20/2030	2,995	3,053
5.125% due 10/20/2029	1,801	1,796
5.625% due 07/20/2026 - 07/20/2031	1,889	1,900
6.000% due 10/20/2012 - 03/15/2032	679	685
6.250% due 01/20/2030	29	30
6.375% due 02/20/2025 - 01/20/2027	929	952
6.500% due 07/20/2017	157	157
8.000% due 06/20/2025	3	3
8.500% due 12/20/2026 - 11/20/2027	50	55

Small Business Administration
5.090% due 10/01/2025	3,209	3,214
6.100% due 02/01/2009	56	56

Total U.S. Government Agencies (Cost $1,057,116)		1,078,395

U.S. TREASURY OBLIGATIONS 0.9%

U.S. Treasury Notes
4.625% due 02/15/2017	28,000	30,768

Total U.S. Treasury Obligations (Cost $30,740)		30,768

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 37.9%

ABN AMRO Mortgage Corp.
5.000% due 02/25/2018	$1,234	$1,236
5.000% due 07/25/2018	1,712	1,705

Adjustable Rate Mortgage Trust
2.849% due 10/25/2035	49	34
2.969% due 01/25/2035	1,984	1,874
2.969% due 02/25/2035	2,159	1,790
4.589% due 05/25/2035	1,276	1,257
4.826% due 01/25/2036	3,606	3,603

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,466	1,322
4.390% due 02/25/2045	1,308	1,196
4.440% due 02/25/2045	3,016	2,715

Banc of America Alternative Loan Trust
5.000% due 06/25/2019	1,829	1,779

Banc of America Funding Corp.
4.105% due 03/20/2035	244	244
4.113% due 05/25/2035	2,784	2,646
4.420% due 11/20/2034	6,335	5,775

Banc of America Large Loan, Inc.
3.328% due 08/15/2029	13,792	13,268

Banc of America Mortgage Securities, Inc.
2.999% due 03/25/2034	270	259
3.703% due 04/25/2034	1,217	1,219
3.864% due 02/25/2034	4,715	4,365
4.145% due 07/25/2034	8,000	8,037
4.500% due 02/25/2018	1,690	1,686
5.000% due 12/25/2018	362	360
5.000% due 05/25/2035	10,254	10,241
5.250% due 03/25/2034	429	424
5.270% due 10/25/2035	300	270
5.500% due 04/25/2033	850	849
6.500% due 09/25/2033	1,092	1,079
6.897% due 02/25/2033	1,054	1,049

Bank of America-First Union NB Commercial Mortgage
4.890% due 04/11/2037	2,449	2,442

Bear Stearns Adjustable Rate Mortgage Trust
3.989% due 07/25/2034	520	505
4.617% due 01/25/2034	1,694	1,583
4.625% due 10/25/2035	6,670	6,321
4.650% due 10/25/2035	300	272
4.745% due 10/25/2033	10	9
4.750% due 10/25/2035	16,477	15,826
4.760% due 01/25/2034	1,206	1,159
4.791% due 10/25/2034	9,712	9,350
4.865% due 01/25/2035	339	325
4.895% due 10/25/2033	6	6
4.952% due 10/25/2033	57	44
4.958% due 01/25/2035	1,885	1,773
5.031% due 04/25/2033	108	105
5.437% due 04/25/2033	219	204
5.550% due 02/25/2033	75	69
5.950% due 11/25/2034	2,671	2,645
6.136% due 05/25/2033	4	3
6.764% due 02/25/2033	12	11

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	1,845	1,455
2.769% due 08/25/2036	43	28
2.799% due 02/25/2034	7,524	5,327
4.912% due 11/25/2034	12,421	11,482
5.371% due 05/25/2035	234	203
5.757% due 11/25/2035	56	35
5.792% due 11/25/2036	1,039	752
5.882% due 01/25/2036	5,420	4,270
5.936% due 02/25/2036	41,891	30,993

Bear Stearns Commercial Mortgage Securities
3.970% due 11/11/2035	19,748	19,395
6.020% due 02/14/2031	27,851	27,933
6.440% due 06/16/2030	4,388	4,389

92	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Structured Products, Inc.
2.806% due 01/26/2037	$21,323	$20,257

Cendant Mortgage Corp.
5.250% due 10/25/2033	70	70

Chase Mortgage Finance Corp.
4.353% due 02/25/2037	12,075	11,435
5.000% due 04/25/2018	554	553
5.237% due 12/25/2035	3,169	3,089
5.250% due 01/25/2034	2,967	2,911

Citicorp Mortgage Securities, Inc.
5.000% due 04/25/2018	3,980	3,979
5.000% due 02/25/2035	200	151
5.500% due 09/25/2035	1,261	1,244

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	260	243

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	7,000	6,771
5.617% due 10/15/2048	15,000	14,944

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	20,549	20,001
6.455% due 05/15/2032	2,202	2,203

Countrywide Alternative Loan Trust
2.799% due 06/25/2037	1,734	1,319
2.999% due 03/25/2034	572	491
5.236% due 02/25/2036	964	718
5.484% due 06/25/2037	8,883	6,612
5.500% due 02/25/2034	230	224
5.636% due 07/20/2035	1,026	918
6.173% due 08/25/2036	1,402	1,071
6.500% due 06/25/2033	12	12

Countrywide Home Loan Mortgage Pass-Through Trust
2.869% due 02/25/2035	614	504
2.939% due 06/25/2035	6,631	5,845
2.949% due 08/25/2035	987	939
3.775% due 10/25/2033	5,000	5,011
4.356% due 06/20/2035	1,087	962
4.500% due 10/25/2018	90	73
4.500% due 01/25/2033	206	206
4.686% due 08/25/2034	9,125	8,826
4.873% due 08/25/2034	10,665	10,429
5.000% due 02/25/2033	351	349
5.000% due 05/25/2034	3,542	3,439
5.250% due 02/20/2036	131	107
5.500% due 04/25/2033	5,515	5,524
5.500% due 01/25/2034	81	81
5.500% due 10/25/2035	2,970	2,974
5.500% due 11/25/2035	2,888	2,897
5.850% due 05/25/2036	810	803

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	20,000	19,708

CS First Boston Mortgage Securities Corp.
4.106% due 12/15/2035	10,541	10,197
4.598% due 10/25/2033	7,930	7,771
4.652% due 01/25/2034	9,267	8,673
5.104% due 07/25/2033	2,226	2,133
5.167% due 03/25/2034	175	166
6.500% due 04/25/2033	312	300
6.985% due 11/25/2032	39	39

CW Capital Cobalt Ltd.
5.223% due 08/15/2048	20,000	19,325

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	1,220	1,137
2.679% due 03/25/2037	7,417	7,153
3.235% due 10/25/2036	317	301

First Horizon Alternative Mortgage Securities
5.318% due 07/25/2035	652	550
5.407% due 09/25/2035	191	159

First Horizon Asset Securities, Inc.
2.869% due 02/25/2035	43	40

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.398% due 12/25/2033	$2,136	$2,057
4.915% due 02/25/2035	1,376	1,369
5.000% due 03/25/2034	5,257	5,199
5.187% due 06/25/2033	6,683	6,567
6.000% due 05/25/2036	956	963

First Republic Mortgage Loan Trust
3.079% due 06/25/2030	641	578
3.118% due 08/15/2032	2,658	2,564
3.168% due 11/15/2031	490	454
3.218% due 11/15/2032	607	603

GE Capital Commercial Mortgage Corp.
5.333% due 11/10/2045	11,000	11,069

GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045	20,000	19,605
6.420% due 05/15/2035	275	274

GMAC Mortgage Corp. Loan Trust
4.323% due 06/25/2034	1,946	1,557
5.500% due 09/25/2034	6,242	6,139

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	25,000	24,377

GS Mortgage Securities Corp. II
4.130% due 03/06/2020	3,000	2,385

GSAA Trust
6.000% due 04/01/2034	1,960	1,947

GSR Mortgage Loan Trust
2.949% due 01/25/2034	2,846	2,617
3.929% due 06/25/2034	1,355	1,215
4.396% due 12/25/2034	22,825	21,280
4.500% due 08/25/2019	1,101	1,094
4.513% due 03/25/2033	151	142
4.539% due 09/25/2035	25,134	23,411
5.000% due 08/25/2019	717	709
5.021% due 05/25/2035	317	317
5.312% due 06/25/2034	120	113
6.000% due 03/25/2032	70	67

GSRPM Mortgage Loan Trust
2.999% due 11/25/2031	1,070	1,060

Harborview Mortgage Loan Trust
2.729% due 04/19/2038	2,722	2,064
2.749% due 01/19/2038	39,206	29,852
2.749% due 02/19/2046	2,886	2,165
2.759% due 02/19/2046	152	118
2.779% due 05/19/2035	175	138
3.938% due 06/19/2034	10,000	8,925
5.076% due 05/19/2033	3,598	3,488

Impac CMB Trust
3.499% due 10/25/2033	2,197	2,064

Indymac ARM Trust
6.395% due 01/25/2032	16	16

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	1,084	1,010
2.699% due 01/25/2037	890	852
2.819% due 04/25/2046	2,401	1,822
3.379% due 05/25/2034	776	711

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	10,000	9,935
5.336% due 05/15/2047	15,000	14,583
5.429% due 12/12/2043	20,000	19,636
5.475% due 04/15/2043	20,000	19,817
5.552% due 05/12/2045	20,000	19,839

JPMorgan Mortgage Trust
4.492% due 06/25/2035	143	133
4.766% due 07/25/2035	4,251	3,714
4.829% due 12/25/2034	781	732
4.846% due 12/25/2034	215	204
4.949% due 11/25/2035	19,985	19,384
4.971% due 08/25/2035	5,143	5,025
5.006% due 07/25/2035	2,065	1,998
5.301% due 07/25/2035	12,364	11,904

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	$62	$61

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	1,663	1,565

Lehman XS Trust
2.679% due 07/25/2046	524	508

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	28,784	26,862
4.711% due 07/25/2034	6,856	6,957
4.849% due 01/25/2036	248	237

MASTR Asset Securitization Trust
5.000% due 04/25/2018	5,386	5,402
5.000% due 05/25/2018	1,166	1,168
5.250% due 09/25/2033	358	356
5.500% due 09/25/2033	2,212	2,126
5.750% due 05/25/2036	9,735	9,723

Mellon Residential Funding Corp.
3.248% due 08/15/2032	634	631
3.561% due 12/15/2030	333	321
3.601% due 06/15/2030	711	677

Merrill Lynch Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	28,500	28,021

Merrill Lynch Floating Trust
2.888% due 06/15/2022	1,683	1,576

Merrill Lynch Mortgage Investors, Inc.
4.875% due 06/25/2035	3,303	3,182
7.209% due 09/25/2033	67	68

Merrill Lynch Mortgage Trust
5.291% due 01/12/2044	20,000	19,957

MLCC Mortgage Investors, Inc.
2.848% due 11/25/2029	176	166
2.909% due 08/25/2028	299	293
2.929% due 06/25/2028	687	649
3.321% due 03/25/2030	262	244
3.481% due 03/25/2028	2,409	2,167
4.250% due 10/25/2035	4,973	4,800
6.708% due 01/25/2029	4,842	4,781

Morgan Stanley Capital I
2.878% due 10/15/2020	2,424	2,255
5.223% due 11/14/2042	14,000	14,153
5.332% due 12/15/2043	20,000	19,496

Morgan Stanley Dean Witter Capital I
5.720% due 12/18/2032	15,332	15,421

Morgan Stanley Mortgage Loan Trust
4.370% due 07/25/2034	3,798	3,776
4.750% due 08/25/2034	637	637

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	187	156

Prime Mortgage Trust
2.999% due 02/25/2019	16	15
2.999% due 02/25/2034	39	36

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	386	377
4.035% due 04/25/2034	300	301

RAAC Series 2005-SP1
5.250% due 09/25/2034	2,750	2,761

Residential Accredit Loans, Inc.
2.879% due 12/25/2045	4,243	3,323
2.899% due 08/25/2035	1,191	925
3.029% due 02/25/2033	1,179	1,048
5.381% due 04/25/2035	16	13

Residential Asset Mortgage Products, Inc.
7.500% due 12/25/2031	2,497	2,578

Residential Asset Securitization Trust
3.099% due 03/25/2033	919	835
3.750% due 10/25/2018	82	76

See Accompanying Notes	Annual Report	March 31, 2008	93

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Funding Mortgage Securities I
5.000% due 04/25/2018	$167	$164
6.500% due 03/25/2032	181	174

Sequoia Mortgage Trust
2.836% due 12/20/2034	532	502
2.916% due 10/20/2027	548	482
2.936% due 10/20/2027	530	487
2.986% due 12/20/2032	591	582
5.670% due 05/20/2034	1,258	1,234

Structured Adjustable Rate Mortgage Loan Trust
2.819% due 05/25/2037	22,140	16,823
2.839% due 03/25/2035	533	406
2.899% due 09/25/2034	481	450
4.260% due 03/25/2034	906	850
4.880% due 07/25/2034	557	535
4.940% due 03/25/2034	197	181
5.317% due 08/25/2034	3,506	3,256

Structured Asset Mortgage Investments, Inc.
2.699% due 09/25/2047	4,257	4,044
2.729% due 03/25/2037	554	434
2.769% due 03/25/2037	6,778	4,772
2.789% due 03/25/2037	6,048	4,119
2.819% due 05/25/2036	9,464	7,178
2.829% due 02/25/2036	2,369	1,796
2.889% due 09/19/2032	1,073	979
2.899% due 05/19/2035	50	45
2.909% due 03/19/2034	1,047	939
2.909% due 12/25/2035	1,000	771
2.979% due 02/19/2033	1,081	1,042
6.644% due 02/19/2035	1,914	1,912

Structured Asset Securities Corp.
4.747% due 11/25/2033	374	361
5.381% due 03/25/2033	2,938	2,891
5.463% due 10/25/2035	1,163	1,112
6.150% due 07/25/2032	1	1
6.397% due 05/25/2032	103	103

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	1,069	1,049

Thornburg Mortgage Securities Trust
2.699% due 03/25/2037	17,428	16,284
2.709% due 03/25/2046	1,645	1,616
2.709% due 11/25/2046	2,565	2,433
2.719% due 07/25/2036	2,653	2,450
2.719% due 09/25/2046	4,031	3,768
2.749% due 11/25/2046	3,856	3,456

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	7,623	7,164

WaMu Mortgage Pass-Through Certificates
2.819% due 08/25/2046	7,879	5,898
2.829% due 04/25/2045	455	352
2.839% due 06/25/2046	4,685	3,936
2.859% due 11/25/2045	2,531	2,043
2.869% due 12/25/2045	5,900	4,705
2.889% due 07/25/2045	6,636	5,076
2.889% due 10/25/2045	8,574	6,849
2.889% due 12/25/2045	72	57
2.909% due 01/25/2045	8,468	6,758
2.919% due 08/25/2045	351	273
2.939% due 01/25/2045	4,628	3,607
2.989% due 12/25/2045	499	493
3.027% due 08/25/2033	2,000	2,000
3.139% due 12/25/2027	5,369	4,877
3.485% due 11/25/2034	261	245
3.495% due 11/25/2034	6,820	5,844
3.525% due 10/25/2044	1,631	1,461
4.043% due 02/25/2034	252	251
4.054% due 10/25/2033	17,000	16,973
4.189% due 08/25/2033	3,606	2,849
4.229% due 03/25/2034	3,637	3,630
4.334% due 06/25/2033	2,257	2,254
4.585% due 04/25/2035	2,600	2,609
4.637% due 03/25/2035	795	713

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.670% due 04/25/2035	$1,500	$1,507
4.678% due 05/25/2035	2,200	2,192
4.833% due 10/25/2035	8,059	7,768
4.836% due 09/25/2035	1,247	1,212
4.917% due 08/25/2035	5,516	5,456
5.102% due 12/25/2035	2,161	2,101
5.136% due 12/25/2046	2,599	2,021
5.326% due 08/25/2046	262	183
5.470% due 05/25/2046	188	145
5.500% due 06/25/2034	770	762
5.500% due 07/25/2034	447	448
5.526% due 11/25/2042	779	740
5.572% due 07/25/2046	2,332	1,576
5.572% due 08/25/2046	5,891	4,828
5.726% due 06/25/2042	788	717
5.726% due 08/25/2042	65	60
5.826% due 09/25/2046	596	490
5.826% due 11/25/2046	1,354	1,122

Washington Mutual MSC Mortgage Pass-Through Certificates
6.773% due 02/25/2031	28	27
7.000% due 02/25/2033	157	157
7.020% due 02/25/2033	160	157

Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034	1,100	1,099
4.054% due 11/25/2034	13,037	12,648
4.104% due 08/25/2034	8	8
4.110% due 06/25/2035	4,448	4,113
4.368% due 09/25/2034	660	648
4.490% due 01/25/2035	700	700
4.500% due 08/25/2018	12,732	12,570
4.500% due 11/25/2018	8,074	7,896
4.541% due 02/25/2035	505	503
4.541% due 03/25/2035	3,449	3,353
4.559% due 11/25/2034	29,310	28,347
4.650% due 09/25/2033	20,038	19,619
4.677% due 01/25/2034	2,257	1,984
4.706% due 12/25/2033	2,197	2,003
4.733% due 07/25/2034	16,591	16,129
4.750% due 10/25/2018	10,367	10,323
4.950% due 03/25/2036	6,025	5,744
4.996% due 12/25/2034	1,296	1,220
5.000% due 07/25/2019	97	96
5.000% due 10/25/2035	349	341
5.109% due 03/25/2036	10,172	9,756
5.241% due 04/25/2036	269	267
5.572% due 10/25/2035	2,509	2,472
6.000% due 09/25/2036	821	813

Total Mortgage-Backed Securities (Cost $1,399,799)		1,312,493

ASSET-BACKED SECURITIES 16.0%

American Express Credit Account Master Trust
3.318% due 02/15/2012	582	570

Aurum CLO 2002-1 Ltd.
4.688% due 04/15/2014	5,701	5,568

Bear Stearns Asset-Backed Securities Trust
2.649% due 11/25/2036	1,102	1,029
2.669% due 12/25/2036	122	109
3.599% due 10/25/2037	2,290	2,064
3.849% due 08/25/2037	4,519	4,182
5.454% due 10/25/2036	7,723	7,612
5.571% due 10/25/2036	4,939	4,865
5.779% due 10/25/2036	7,777	7,742
6.250% due 12/25/2036	9,535	7,679
6.250% due 02/25/2037	18,023	16,262

Bear Stearns Second Lien Trust
3.399% due 12/25/2036	21,100	15,618
5.099% due 12/25/2036	2,450	237

Carrington Mortgage Loan Trust
2.699% due 06/25/2037	1,486	1,403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Asset-Backed Certificates
2.709% due 10/25/2046	$816	$789
2.859% due 05/25/2036	8,624	8,422

Fieldstone Mortgage Investment Corp.
2.679% due 05/25/2036	285	282

First Franklin Mortgage Loan Asset-Backed Certificates
2.689% due 07/25/2036	24,261	22,254
2.709% due 04/25/2036	1,800	1,731

Green Tree Financial Corp.
6.110% due 09/01/2023	7,538	7,699

HFC Home Equity Loan Asset-Backed Certificates
3.336% due 11/20/2036	2,389	2,371

Home Equity Asset Trust
3.199% due 11/25/2032	8	7

Home Equity Mortgage Trust
5.321% due 04/25/2035	947	638

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	257	237
2.709% due 12/25/2036	9,000	7,071

Indymac Residential Asset-Backed Trust
2.729% due 04/25/2037	3,963	3,819
3.119% due 10/25/2035	1,600	944

Irwin Home Equity Corp.
3.139% due 07/25/2032	386	314

Ischus CDO Ltd.
3.338% due 09/10/2013	691	566

JPMorgan Mortgage Acquisition Corp.
2.659% due 05/25/2037	1,532	1,459
2.669% due 11/25/2036	899	857
2.669% due 01/25/2037	23,866	22,265
2.679% due 03/25/2037	2,100	2,025
2.689% due 10/25/2036	1,130	1,077
2.699% due 07/25/2036	21,000	19,932
2.709% due 08/25/2036	881	876

Lehman XS Trust
2.669% due 05/25/2046	507	481
2.689% due 05/25/2046	1,111	1,079
2.749% due 04/25/2037	21,495	20,332
5.390% due 11/25/2035	23,056	19,539

Long Beach Mortgage Loan Trust
2.779% due 08/25/2035	614	591
2.879% due 10/25/2034	382	345
3.825% due 03/25/2032	95	81

Madison Avenue Manufactured Housing Contract
4.049% due 03/25/2032	15,397	13,228

MASTR Asset-Backed Securities Trust
2.649% due 01/25/2037	15,368	14,759
2.679% due 05/25/2037	17,662	16,501

Merrill Lynch First Franklin Mortgage Loan Trust
3.299% due 10/25/2037	15,749	15,386

Merrill Lynch Mortgage Investors, Inc.
2.679% due 09/25/2037	3,720	3,585
2.779% due 09/25/2036	1,364	949

Morgan Stanley ABS Capital I
3.399% due 07/25/2037	2,323	2,229

Morgan Stanley IXIS Real Estate Capital Trust
2.709% due 11/25/2036	15,000	12,980

Morgan Stanley Mortgage Loan Trust
2.669% due 01/25/2047	12,132	11,085

Nationstar Home Equity Loan Trust
2.719% due 04/25/2037	8,907	8,659

Nationstar NIM Trust
8.000% due 06/25/2037	227	188

Nelnet Student Loan Trust
3.421% due 07/25/2016	251	250

94	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New Century Home Equity Loan Trust
2.669% due 08/25/2036	$287	$283
2.769% due 12/25/2035	9,154	9,049
2.779% due 05/25/2036	2,000	1,651
2.859% due 06/25/2035	1,409	1,338

Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	18	18

Renaissance Home Equity Loan Trust
3.039% due 08/25/2033	458	429
3.099% due 12/25/2033	1,691	1,571
3.299% due 08/25/2032	10	8
3.699% due 09/25/2037	13,938	13,711

Residential Asset Mortgage Products, Inc.
2.659% due 12/25/2036	597	564
2.669% due 11/25/2036	639	617
2.669% due 02/25/2037	5,410	5,124
2.679% due 07/25/2036	2,745	2,696
2.679% due 10/25/2036	1,949	1,859
2.719% due 05/25/2037	19,919	18,491

Residential Asset Securities Corp.
2.669% due 07/25/2036	4,810	4,750
2.669% due 11/25/2036	2,349	2,239
2.669% due 02/25/2037	4,189	3,919
2.679% due 10/25/2036	644	625
2.709% due 07/25/2036	1,900	1,803
2.709% due 04/25/2037	8,169	7,655
2.729% due 03/25/2036	578	568
2.739% due 12/25/2035	7,713	7,694

SACO I, Inc.
2.979% due 11/25/2035	1,933	1,644

Salomon Brothers Mortgage Securities VII, Inc.
2.899% due 03/25/2032	310	301

Saxon Asset Securities Trust
3.139% due 01/25/2032	39	38

SBI HELOC Trust
2.769% due 08/25/2036	354	339

Securitized Asset-Backed Receivables LLC Trust
2.659% due 03/25/2036	25	25
2.679% due 11/25/2036	16,478	15,060

SLM Student Loan Trust
3.331% due 01/25/2018	197	196
4.487% due 10/25/2017	5,000	4,865

Soundview Home Equity Loan Trust
2.659% due 11/25/2036	2,900	2,798

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.679% due 01/25/2037	$4,160	$3,972
2.679% due 06/25/2037	6,647	6,289
2.699% due 10/25/2036	905	883
2.709% due 01/25/2037	10,000	8,636
2.719% due 01/25/2037	3,584	3,472
2.749% due 06/25/2037	35,000	30,339
3.399% due 10/25/2037	7,801	7,650

Specialty Underwriting & Residential Finance
2.699% due 11/25/2037	13,000	10,855
2.939% due 01/25/2034	50	47

Stone Tower CLO Ltd.
4.037% due 08/21/2013	4,582	4,465

Structured Asset Securities Corp.
2.649% due 09/25/2036	1,407	1,338
2.679% due 01/25/2037	823	748
2.739% due 06/25/2035	231	230
2.799% due 11/25/2035	3,113	3,082
2.889% due 01/25/2033	801	725

TABS Ltd.
4.335% due 02/12/2047	2,950	122

Trapeza CDO I LLC
5.425% due 11/16/2034	1,000	841

Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032	5,000	5,258

Washington Mutual Asset-Backed Certificates
2.709% due 01/25/2037	14,656	12,878

Wells Fargo Home Equity Trust
2.669% due 07/25/2036	1,304	1,275
2.699% due 07/25/2036	11,075	10,513
2.699% due 03/25/2037	2,086	2,035
2.839% due 10/25/2035	2,301	2,234
2.849% due 12/25/2035	1,819	1,778

WMC Mortgage Loan Pass-Through Certificates
3.498% due 05/15/2030	226	224

Total Asset-Backed Securities (Cost $604,974)		554,639

SOVEREIGN ISSUES 0.7%

Export-Import Bank of Korea
3.166% due 06/01/2009	22,000	22,045

Total Sovereign Issues (Cost $21,997)		22,045

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS 0.5%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008	$1,000	$1,000
(Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,026. Repurchase proceeds are $1,000.)

Deutsche Bank AG
1.200% due 04/01/2008	12,800	12,800
(Dated 03/31/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $13,065. Repurchase proceeds are $12,800.)

Fixed Income Clearing Corp.
1.900% due 04/01/2008	5,676	5,676
(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $5,793. Repurchase proceeds are $5,676.)

		19,476

U.S. TREASURY BILLS 1.2%
1.227% due 05/29/2008 - 07/24/2008 (a)(b)(c)	40,940	40,659

Total Short-Term Instruments (Cost $60,293)		60,135

PURCHASED OPTIONS (h) 0.3%
(Cost $2,906)		9,597

Total Investments 101.4% (Cost $3,638,163)		$3,512,523

Written Options (i) (0.2%)
(Premiums $2,777)		(7,634)

Other Assets and Liabilities (Net) (1.2%)		(40,568)

Net Assets (d) 100.0%		$3,464,321

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $19,694 have been pledged as collateral for swap, option and swaption contracts on March 31, 2008.
(c)	Securities with an aggregate market value of $1,979 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(d)	As of March 31, 2008, portfolio securities with an aggregate value of $70,511 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $342,059 at a weighted average interest rate of 5.136%. On March 31, 2008, securities valued at $143,482 were pledged as collateral for reverse repurchase agreements.
(f)	Cash of $2,920 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	351	$(404)
U.S. Treasury 10-Year Note June Futures	Short	06/2008	937	(1,738)

				$(2,142)

See Accompanying Notes	Annual Report	March 31, 2008	95

Schedule of Investments  Short-Term Portfolio  (Cont.)

(g)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.500%	)	12/20/2016	BEAR	$3,000	$80
Accredited Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.150% due 04/25/2036	Buy	(1.000%	)	04/25/2036	BCLY	5,000	4,173
Alcan, Inc. 5.000% due 06/01/2015	Buy	(0.420%	)	06/20/2015	BEAR	2,500	36
AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	RBS	2,500	56
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.650%	)	12/20/2012	JPM	3,000	58
Avebury Finance CDO PLC floating rate based on 3-Month USD-LIBOR plus 1.400% due 01/08/2051	Buy	(1.800%	)	01/08/2051	WAC	1,238	1,221
Avenue CLO Fund Ltd. Floating rate based on 3-Month USD-LIBOR plus 1.650% due 07/20/2018	Buy	(1.750%	)	07/20/2018	BEAR	2,500	617
Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%	)	03/20/2011	CSFB	4,000	17
BAE Systems Holdings, Inc. 6.400% due 12/15/2011	Buy	(0.140%	)	12/20/2011	UBS	2,000	44
Bank of America Corp. 5.625% due 10/14/2016	Buy	(0.180%	)	12/20/2016	DUB	10,000	509
Bear Stearns Cos., Inc. 6.950% due 08/10/2012	Buy	(4.050%	)	12/20/2012	CITI	5,863	(530)
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%	)	03/20/2012	BOA	3,000	97
Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	UBS	2,500	147
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	CITI	3,100	156
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	BCLY	5,000	4
Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%	)	10/20/2020	CITI	500	99
Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%	)	03/20/2012	BOA	3,000	157
Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	BEAR	5,000	798
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.580%	)	09/20/2011	BCLY	4,000	32
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011	BCLY	5,000	47
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.480%	)	09/20/2011	RBS	5,000	57
Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.455%	)	03/20/2016	BOA	3,000	58
DPL, Inc. 6.875% due 09/01/2011	Buy	(0.330%	)	09/20/2011	CSFB	2,600	26
EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%	)	12/20/2011	LEH	2,600	55
Exelon Corp. 6.750% due 05/01/2011	Buy	(0.290%	)	06/20/2011	MLP	3,200	85
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	DUB	2,000	514
HSBC Finance Corp. 6.375% due 10/15/2011	Buy	(0.200%	)	12/20/2011	RBS	6,300	371
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	BNP	5,000	548
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	BEAR	3,000	196
International Lease Finance Corp. 5.625% due 09/20/2013	Buy	(0.220%	)	09/20/2013	LEH	5,200	399
iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.565%	)	12/20/2013	RBS	6,000	1,759
IXIS ABS CDO 1 Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 12/13/2046	Buy	(1.690%	)	12/13/2046	WAC	2,070	2,047
JC Penney Corp., Inc. 7.375% due 08/15/2008	Buy	(0.100%	)	09/20/2008	MSC	3,693	18
John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%	)	09/20/2011	CSFB	2,000	36
Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.280%	)	03/20/2011	JPM	5,000	59
Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	BEAR	3,000	91
Kaupthing Bank HF 6.125% due 10/04/2016	Buy	(0.600%	)	12/20/2016	DUB	3,000	953
Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%	)	06/20/2011	LEH	2,000	18
Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160%	)	09/20/2011	RBS	4,100	33
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	RBS	3,000	88
Kroger Co. 5.500% due 02/01/2013	Buy	(0.560%	)	03/20/2013	MSC	4,000	31
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	RBS	3,000	321
Lennar Corp. 5.950% due 10/17/2011	Buy	(0.660%	)	12/20/2011	JPM	3,000	540
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.190%		01/20/2009	JPM	5,000	(2)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%		01/20/2012	LEH	9,000	(222)
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	RBS	5,000	471
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%	)	12/20/2015	RBS	3,000	274
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010	LEH	2,100	16
ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%	)	12/20/2011	MLP	5,000	441
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.300%		01/20/2009	JPM	10,000	(5)
Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	LEH	20,000	(2)
Progress Energy, Inc. 7.100% due 03/01/2011	Buy	(0.100%	)	03/20/2011	MLP	3,348	25
Residential Capital LLC 6.000% due 02/22/2011	Buy	(0.580%	)	03/20/2011	LEH	5,000	2,450
Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.590%	)	09/20/2013	MSC	5,000	233
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB	3,000	(184)
SLM Corp. floating rate based on 3-Month USD-LIBOR plus 0.230% due 10/25/2011	Buy	(0.190%	)	12/20/2011	RBS	8,000	1,912
Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	GSC	2,000	343
Textron Financial Corp. 4.600% due 05/03/2010	Buy	(0.110%	)	06/20/2010	BEAR	2,000	43
Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%	)	12/20/2016	BCLY	5,000	465

96	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(2.420%	)	03/08/2040	LEH	$5,000	$3,729
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	UBS	3,000	5
Weatherford International Ltd. 4.950% due 10/15/2013	Buy	(0.410%	)	12/20/2013	DUB	2,500	60
Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	MSC	2,500	46

							$26,219

Credit Default Swaps on Credit Indices
Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Dow Jones CDX N.A. IG7 Index	Sell	0.060%	12/20/2011	GSC	$25,000	$(1,853)
Dow Jones CDX N.A. IG7 Index	Sell	0.068%	12/20/2011	JPM	75,000	(5,541)
Dow Jones CDX N.A. IG7 Index	Sell	0.145%	12/20/2016	MLP	25,000	(1,886)
Dow Jones CDX N.A. IG7 Index	Sell	0.145%	12/20/2016	LEH	25,000	(1,884)
Dow Jones CDX N.A. IG7 Index	Sell	0.153%	12/20/2016	BCLY	75,000	(5,614)
Dow Jones CDX N.A. IG7 Index	Sell	0.153%	12/20/2016	GSC	25,000	(1,871)
Dow Jones CDX N.A. IG7 Index	Sell	0.157%	12/20/2016	DUB	25,000	(1,862)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	DUB	350	(188)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	MLP	300	(160)
Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	UBS	350	(188)
Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	CSFB	10,000	(4,226)

						$(25,273)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY	$20,400	$163
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB	15,100	42
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS	35,000	204
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY	10,000	(209)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB	5,400	(28)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS	12,800	(190)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP	900	(55)

						$(73)

(h)	Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$43,600	$479	$729
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	79,400	401	3,281
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	79,400	284	3,281
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	107,500	945	1,393
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	73,800	797	913

							$2,906	$9,597

(i)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$4,000	$87	$155
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	11,500	369	575
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	34,100	401	2,281
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	34,500	283	2,308
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	35,900	895	1,408
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	24,600	742	907

							$2,777	$7,634

See Accompanying Notes	Annual Report	March 31, 2008	97

Schedule of Investments  Short-Term Portfolio  (Cont.)

(j)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2038	$3,400	$3,341	$3,433
Freddie Mac	5.500%	04/01/2038	12,000	12,108	12,118
Freddie Mac	6.000%	04/01/2038	3,800	3,816	3,897
U.S. Treasury Notes	4.250%	08/15/2015	193,000	206,256	212,150
U.S. Treasury Notes	4.375%	08/15/2012	120,000	129,741	131,679
U.S. Treasury Notes	4.500%	04/30/2009	50,000	51,367	52,562
U.S. Treasury Notes	4.500%	11/15/2015	186,000	197,116	208,972
U.S. Treasury Notes	4.625%	02/29/2012	23,000	25,140	25,322
U.S. Treasury Notes	4.625%	02/15/2017	39,500	42,333	43,670

				$671,218	$693,803

(2)	Market value includes $7,563 of interest payable on short sales.

98	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments Short-Term II Portfolio	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 3.1%

Daimler Finance North America LLC
6.800% due 08/03/2012	$1,194	$993

HCA, Inc.
4.946% due 11/16/2013	1,290	1,189

Total Bank Loan Obligations (Cost $2,432)		2,182

CORPORATE BONDS & NOTES 12.3%

BANKING & FINANCE 6.7%

Bear Stearns Cos, Inc.
3.474% due 01/31/2011	300	275

Glitnir Banki HF
4.154% due 04/20/2010	1,000	854

Longpoint Re Ltd.
8.050% due 05/08/2010	500	507

SLM Corp.
3.491% due 07/26/2010	600	473

Spinnaker Capital Ltd.
14.300% due 06/15/2008	1,000	1,016

Ventas Realty LP
6.750% due 06/01/2010	600	604
8.750% due 05/01/2009	1,000	1,020

		4,749

INDUSTRIALS 3.4%

CSC Holdings, Inc.
7.250% due 07/15/2008	1,500	1,504

El Paso Corp.
7.625% due 09/01/2008	100	101

Sungard Data Systems, Inc.
3.750% due 01/15/2009	800	786

		2,391

UTILITIES 2.2%

Midwest Generation LLC
8.300% due 07/02/2009	1,473	1,503

Ohio Edison Co.
4.000% due 05/01/2008	40	40

		1,543

Total Corporate Bonds & Notes (Cost $8,896)		8,683

MUNICIPAL BONDS & NOTES 0.6%

Wisconsin State Revenue Bonds, Series 2003
9.950% due 05/01/2032	400	400

Total Municipal Bonds & Notes (Cost $400)		400

COMMODITY INDEX-LINKED NOTES 1.4%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	1,000	993

Total Commodity Index-Linked Notes (Cost $1,000)		993

U.S. GOVERNMENT AGENCIES 117.2%

Fannie Mae
2.799% due 10/27/2037	600	568
2.949% due 09/25/2042	690	684
3.125% due 02/25/2022 - 12/25/2022	25	25

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.225% due 08/25/2022	$13	$13
3.275% due 12/25/2022	12	12
3.281% due 07/18/2027	9	9
3.294% due 09/17/2027	13	13
3.325% due 09/25/2022	9	9
3.475% due 02/25/2023	7	7
3.775% due 09/25/2023	167	168
5.320% due 11/01/2017	10	10
5.322% due 01/01/2018 - 11/01/2018	37	37
5.422% due 02/01/2024	5	5
5.438% due 06/01/2024	3	3
5.487% due 11/01/2018	13	13
5.500% due 04/01/2021 - 05/01/2037 (c)	24,221	24,494
5.500% due 01/01/2022 - 06/01/2037	93	96
5.625% due 07/01/2017	13	13
5.626% due 01/01/2018	44	44
5.723% due 03/01/2044 (c)	1,321	1,313
5.730% due 12/01/2017	6	6
5.922% due 10/01/2040	21	21
5.950% due 02/25/2044	1,362	1,391
6.000% due 02/01/2036 -10/01/2037 (c)	48,619	49,862
6.000% due 03/01/2036 - 11/01/2037	1,349	1,384
6.040% due 01/01/2033	21	22
6.422% due 11/01/2035 (c)	1,220	1,256
6.847% due 09/01/2031 (c)	923	933

Freddie Mac
3.275% due 01/15/2022	2	2
3.525% due 03/15/2020	5	5
3.625% due 03/15/2023	13	13
5.480% due 06/01/2017	16	16
5.483% due 09/01/2017	14	14
5.500% due 08/15/2030	28	29
5.735% due 02/01/2036	27	28
5.875% due 11/01/2016	57	59
6.125% due 06/01/2018	85	86
6.262% due 11/01/2018	36	37
6.649% due 12/01/2025	26	26
6.822% due 11/01/2028	17	17

Ginnie Mae
5.625% due 07/20/2027	22	23
6.375% due 04/20/2030	22	22

Total U.S. Government Agencies (Cost $81,439)		82,788

MORTGAGE-BACKED SECURITIES 18.9%

American Home Mortgage Investment Trust
2.749% due 09/25/2035	253	252

Banc of America Funding Corp.
6.142% due 01/20/2047	2,780	2,413

Countrywide Home Loan Mortgage Pass-Through Trust
2.939% due 06/25/2035	3,039	2,679

First Horizon Asset Securities, Inc.
5.370% due 08/25/2035	2,071	1,950

First Republic Mortgage Loan Trust
3.118% due 08/15/2032	1,063	1,025

Indymac Index Mortgage Loan Trust
5.051% due 12/25/2034	1,571	1,433

Mellon Residential Funding Corp.
3.561% due 12/15/2030	2,310	2,225

Structured Adjustable Rate Mortgage Loan Trust
5.540% due 08/25/2035	1,621	1,366

Total Mortgage-Backed Securities (Cost $14,517)		13,343

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 5.9%

Asset-Backed Funding Certificates
2.949% due 06/25/2034		$1,025	$907

Lehman XS Trust
2.719% due 11/25/2036		1,094	1,049

SBI HELOC Trust
2.769% due 08/25/2036		1,365	1,306

Securitized Asset-Backed Receivables LLC Trust
2.649% due 09/25/2036		953	908

Total Asset-Backed Securities (Cost $4,439)			4,170

FOREIGN CURRENCY-DENOMINATED ISSUES 4.3%

BTM Curacao Holdings NV
1.570% due 11/29/2049	JPY	100,000	1,001

Mizuho Bank Ltd.
1.432% due 12/31/2049		100,000	998

Sumitomo Mitsui Banking Corp.
1.580% due 06/29/2049		100,000	1,015

Total Foreign Currency-Denominated Issues (Cost $2,547)			3,014

SHORT-TERM INSTRUMENTS 32.4%

COMMERCIAL PAPER 21.0%

Bank of America Corp.
2.950% due 04/07/2008		$1,700	1,699

Federal Home Loan Bank
1.500% due 04/01/2008		7,900	7,900

Nordea N.A, Inc.
2.950% due 04/09/2008		1,700	1,699

Societe General N.A.
2.770% due 06/16/2008		1,900	1,889

UBS Finance Delaware LLC
2.940% due 06/06/2008		1,700	1,691

			14,878

REPURCHASE AGREEMENTS 0.8%

State Street Bank and Trust Co.
1.900% due 04/01/2008		533	533

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $545. Repurchase proceeds are $533.)

U.S. TREASURY BILLS 10.6%
0.576% due 04/17/2008 - 07/24/2008 (a)		7,500	7,492

Total Short-Term Instruments (Cost $22,907)			22,903

PURCHASED OPTIONS (f) 5.7%
(Cost $1,120)			4,045

Total Investments 201.8% (Cost $139,697)			$142,521

Written Options (g) (3.3%) (Premiums $608)			(2,311)

Other Assets and Liabilities (Net) (98.5%)			(69,560)

Net Assets (b) 100.0%			$70,650

See Accompanying Notes	Annual Report	March 31, 2008	99

Schedule of Investments  Short-Term II Portfolio  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	As of March 31, 2008, portfolio securities with an aggregate value of $1,562 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $62,105 at a weighted average interest rate of 4.420%. On March 31, 2008, securities valued at $77,287 were pledged as collateral for reverse repurchase agreements.
(d)	Cash of $1,885 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Short	03/2009	46	$(237)
Euro-Schatz June Futures	Short	06/2008	173	179
Euro-Schatz June Futures Put Options Strike @ EUR 109.000	Long	06/2008	73	0
U.S. Treasury 10-Year Note June Futures	Long	06/2008	5	1
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	52	(210)

				$(267)

(e)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012	DUB	$600	$8
Enbridge Energy Partners LP 4.750% due 06/01/2013	Sell	0.280%		06/20/2012	MLP	600	(20)
Energy Transfer Partners LP 5.950% due 02/01/2015	Sell	0.330%		06/20/2012	BOA	600	(33)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	BOA	1,000	192
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%	)	06/20/2012	DUB	600	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	RBS	700	(3)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	DUB	300	(1)
Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	0.290%		06/20/2012	MLP	600	(21)
Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%	)	06/20/2012	CITI	600	8
Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%	)	06/20/2012	DUB	600	2
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	DUB	400	(1)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	BCLY	300	(1)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	LEH	300	0
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	DUB	300	0
Plains All American Pipeline LP 7.750% due 10/15/2012	Sell	0.320%		06/20/2012	BOA	600	(23)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		12/20/2008	LEH	300	(1)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	BCLY	700	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	BCLY	300	(1)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	DUB	700	(3)
Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.320%		06/20/2012	BOA	600	(19)

							$78

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI	AUD	7,400	$(22)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP	EUR	900	(20)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		1,300	(24)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	6,300	(91)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	4,000	(17)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		5,000	6
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		8,200	21
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS	GBP	11,800	96
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		4,300	125
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		400	12
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		1,700	110

							$196

100	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

(f)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$110.500	04/25/2008	58	$1	$1
Call - CBOT U.S. Treasury 30-Year Bond June Futures	140.000	04/25/2008	82	1	1
Call - CME 90-Day Eurodollar June Futures	96.375	06/16/2008	130	93	441
Call - CME 90-Day Eurodollar June Futures	96.875	06/16/2008	266	176	570

				$271	$1,013

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$9,500	$48	$392
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	30,000	104	1,240
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	9,500	34	393
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	15,400	148	233

							$334	$2,258

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	1,500	$45	$1
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	251
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	47
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010		$1,000	42	16
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		1,000	42	102
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		3,000	126	47
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		3,000	126	310

						$515	$774

(g)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar June Futures	$96.875	06/13/2008	130	$99	$270
Call - CME 90-Day Eurodollar June Futures	97.125	06/13/2008	266	176	419

				$275	$689

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$4,000	$47	$268
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	13,000	105	870
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,000	33	267
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	6,700	148	217

							$333	$1,622

(h)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2038	$20,500	$20,189	$20,696
Fannie Mae	6.000%	04/01/2038	27,000	27,146	27,662
U.S. Treasury Notes	4.250%	11/15/2014	7,700	8,339	8,579
U.S. Treasury Notes	4.250%	08/15/2015	3,700	3,954	4,067

				$59,628	$61,004

(2)	Market value includes $191 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2008	101

Schedule of Investments  Short-Term II Portfolio  (Cont.)

(i)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,495	07/2008	$222	$0	$222
Sell		4,197	07/2008	19	(62)	(43)
Buy		4,218	12/2008	7	0	7
Sell		2,851	12/2008	61	0	61
Buy	CLP	410,566	07/2008	112	0	112
Sell		282,000	07/2008	0	(42)	(42)
Buy		37,459	12/2008	7	0	7
Sell	EUR	725	04/2008	0	(14)	(14)
Buy	GBP	36	04/2008	0	0	0
Sell		944	04/2008	1	(5)	(4)
Buy	INR	3,180	05/2008	3	0	3
Sell		3,180	05/2008	1	0	1
Sell	JPY	419,098	05/2008	0	(75)	(75)
Buy	KRW	306,362	05/2008	0	(19)	(19)
Buy		1,869,475	08/2008	0	(167)	(167)
Sell		1,578,002	08/2008	80	0	80
Buy	MXN	17,790	07/2008	51	0	51
Sell		17,790	07/2008	0	(26)	(26)
Buy	NOK	2,922	06/2008	11	0	11
Buy	PLN	10,801	07/2008	880	0	880
Sell		10,801	07/2008	0	(460)	(460)
Buy	RUB	6,183	07/2008	16	0	16
Sell		32,078	07/2008	0	(53)	(53)
Buy		162,017	11/2008	254	0	254
Sell		135,030	11/2008	0	(184)	(184)
Buy	SGD	5,716	05/2008	309	0	309
Sell		2,478	05/2008	0	(129)	(129)
Buy		123	11/2008	2	0	2
Buy	ZAR	1,020	07/2008	0	(13)	(13)
Sell		1,020	07/2008	14	0	14

				$2,050	$(1,249)	$801

102	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments U.S. Government Sector Portfolio	March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 13.3%

BANKING & FINANCE 11.8%

American Express Bank FSB
2.955% due 06/12/2009	$27,600	$27,458

American Express Centurion Bank
3.075% due 05/07/2008	11,700	11,698

American Express Credit Corp.
3.140% due 04/06/2009	2,800	2,779

American Honda Finance Corp.
3.050% due 03/09/2009	2,000	2,001
3.085% due 08/05/2008	6,400	6,401

Bank of America Corp.
2.681% due 09/25/2009	2,000	1,981
3.155% due 11/06/2009	20,000	19,860

Bank of America N.A.
3.089% due 02/27/2009	30,200	30,145

Bank of Ireland
2.589% due 12/19/2008	35,500	35,471
2.814% due 12/18/2009	5,500	5,486

Bank of Scotland PLC
2.818% due 07/17/2008	3,400	3,400
4.037% due 07/17/2009	2,500	2,500

Bear Stearns Cos., Inc.
3.551% due 01/30/2009	5,000	4,630

Caterpillar Financial Services Corp.
3.130% due 05/18/2009	1,300	1,295

CIT Group, Inc.
3.215% due 08/15/2008	2,000	1,846
3.401% due 01/30/2009	8,600	7,486

Citigroup, Inc.
3.130% due 06/09/2009	2,000	1,977

General Electric Capital Corp.
3.244% due 10/24/2008	5,500	5,496
3.274% due 10/26/2009	6,000	5,942
3.994% due 10/21/2010	8,440	8,368

Goldman Sachs Group, Inc.
2.689% due 12/22/2008	14,800	14,697
2.971% due 06/28/2010	11,600	11,309
5.046% due 10/07/2011	2,000	1,931

HSBC Finance Corp.
2.981% due 03/12/2010	8,100	7,786
3.070% due 05/21/2008	12,400	12,406
3.954% due 10/21/2009	18,600	17,959

JPMorgan Chase & Co.
2.656% due 06/26/2009	2,500	2,484

Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	35,000	34,033
2.728% due 11/24/2008	4,950	4,827
3.938% due 01/23/2009	10,000	9,602
3.984% due 10/22/2008	6,470	6,301

Merrill Lynch & Co., Inc.
2.629% due 12/22/2008	16,000	15,893
3.158% due 08/14/2009	5,900	5,781

Morgan Stanley
2.639% due 11/21/2008	12,000	11,930
3.206% due 02/09/2009	27,300	26,994
3.212% due 05/07/2009	15,200	14,951

Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	6,900	6,889

Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	10,600	10,572

SLM Corp.
2.828% due 04/14/2008	25,000	24,644
3.541% due 07/25/2008	3,900	3,833

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. Trade Funding Corp.
4.260% due 11/15/2014	$9,542	$10,159

Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	8,700	8,692

Wachovia Bank N.A.
2.639% due 03/23/2009	2,000	1,982
3.092% due 02/23/2009	11,200	11,135

Westpac Banking Corp.
3.040% due 06/06/2008	26,100	26,096

World Savings Bank FSB
2.592% due 06/20/2008	2,000	2,000

		491,106

INDUSTRIALS 0.8%

CVS Caremark Corp.
3.376% due 06/01/2010	14,100	13,712

Daimler Finance North America LLC
3.218% due 03/13/2009	16,000	15,806

Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	600	640

Yum! Brands, Inc.
6.875% due 11/15/2037	3,000	2,879

		33,037

UTILITIES 0.7%

AT&T, Inc.
3.195% due 02/05/2010	22,000	21,803

Dominion Resources, Inc.
3.248% due 11/14/2008	2,700	2,686

Ohio Power Co.
4.826% due 04/05/2010	2,400	2,341

		26,830

Total Corporate Bonds & Notes (Cost $558,037)		550,973

MUNICIPAL BONDS & NOTES 0.1%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,875	2,818

Total Municipal Bonds & Notes (Cost $2,875)		2,818

U.S. GOVERNMENT AGENCIES 36.6%

Fannie Mae
2.599% due 03/25/2032	834	791
2.666% due 12/25/2036	4,385	4,207
2.719% due 03/25/2034	1,942	1,875
2.729% due 03/25/2036	3,786	3,746
2.819% due 07/25/2032	932	931
2.839% due 06/25/2033	1,617	1,496
2.859% due 06/25/2032	3	3
2.939% due 11/25/2032	12	12
2.949% due 05/25/2042	985	967
3.075% due 08/25/2021 - 03/25/2022	157	155
3.225% due 08/25/2022	40	40
3.325% due 04/25/2022	69	68
3.499% due 04/25/2032	1,184	1,193
4.000% due 04/01/2014	10,480	10,535
4.500% due 10/25/2015 - 09/25/2020	29,701	30,075
4.650% due 08/01/2014	39	40
4.668% due 05/25/2035	10,700	10,773
4.747% due 03/01/2035	4,261	4,350
4.897% due 12/01/2035	1,343	1,341

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.000% due 10/25/2013 - 02/25/2017	$11,130	$11,385
5.205% due 01/01/2036	7,521	7,548
5.261% due 08/01/2036	1,360	1,368
5.322% due 11/01/2020	31	30
5.324% due 03/01/2018	31	31
5.415% due 09/01/2032	7	7
5.500% due 09/25/2024 - 05/01/2038	224,194	226,900
5.500% due 11/01/2032 - 02/01/2035 (f)	32,813	33,245
5.558% due 09/01/2017	27	28
5.572% due 01/01/2018	24	24
5.650% due 11/01/2014	28	28
5.722% due 02/01/2041 - 10/01/2044	15,848	15,786
5.723% due 03/01/2044	5,326	5,295
5.800% due 02/09/2026	30,000	31,722
5.922% due 11/01/2030	2	2
5.950% due 02/25/2044	8,064	8,236
5.970% due 02/01/2026	14	15
6.000% due 12/01/2022 - 11/01/2037	115,016	117,957
6.000% due 05/01/2037 (f)	23,513	24,118
6.105% due 01/01/2018	107	107
6.205% due 09/01/2033	8	8
6.210% due 08/06/2038	14,200	17,212
6.213% due 06/01/2021	2,691	2,725
6.306% due 10/01/2032	61	62
6.320% due 12/01/2032	11	11
6.321% due 06/01/2025	20	21
6.344% due 12/01/2029	27	28
6.352% due 12/01/2029	9	9
6.422% due 11/01/2035	3,661	3,769
6.442% due 11/01/2035	1,564	1,610
6.502% due 12/01/2029	99	102
6.525% due 12/01/2031	11	11
6.563% due 05/01/2025	19	20
6.739% due 09/01/2026	934	959
6.791% due 07/01/2018	658	674
6.863% due 12/01/2029	15	15
6.904% due 06/01/2032	8	9
7.040% due 09/01/2031	117	120
7.063% due 12/01/2022	61	62
7.097% due 08/01/2028	14	14
7.125% due 09/01/2022 - 01/15/2030	206	267
7.145% due 09/01/2028	40	40
7.249% due 05/01/2032	36	37
7.250% due 05/01/2022	15	15
7.302% due 01/01/2029	42	43
7.347% due 10/01/2025	41	42
7.598% due 03/01/2026	24	25

Farmer Mac
7.316% due 07/25/2011	1,939	1,961

Federal Home Loan Bank
4.070% due 07/16/2014	1,000	1,001
4.125% due 11/19/2008	295,850	299,240
4.500% due 06/12/2013	6,900	6,928
4.625% due 09/11/2020	30,800	31,386
5.125% due 08/15/2019	98,000	105,095
6.640% due 12/13/2016	75	89

Freddie Mac
0.000% due 12/11/2025	9,084	3,761
2.839% due 07/25/2031	864	858
3.000% due 05/15/2022	1,233	1,232
3.168% due 12/15/2030 - 06/15/2031	3,930	3,823
3.218% due 11/15/2016 - 03/15/2017	6,566	6,565
3.318% due 06/15/2030 - 12/15/2032	1,437	1,409
3.368% due 06/15/2031	401	394
3.500% due 01/15/2022 - 05/15/2022	579	579

See Accompanying Notes	Annual Report	March 31, 2008	103

Schedule of Investments  U.S. Government Sector Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.575% due 02/15/2027	$31	$30
4.000% due 05/15/2016 - 10/15/2023	13,779	13,801
4.080% due 05/14/2009	30	31
4.250% due 05/22/2013 - 02/15/2025	9,785	9,838
4.500% due 07/06/2010 - 09/15/2035	43,734	42,761
4.650% due 02/01/2035	6,781	6,825
4.701% due 06/01/2035	22,580	22,963
5.000% due 03/18/2014 - 01/15/2034	126,696	128,647
5.084% due 03/01/2035	360	368
5.400% due 03/17/2021	500	538
5.421% due 02/01/2025	20	20
5.431% due 08/01/2019	52	53
5.500% due 08/15/2030 - 01/01/2038	13,274	13,158
5.625% due 11/23/2035	74,000	77,206
5.722% due 10/25/2044 - 02/25/2045	9,799	9,658
5.922% due 07/25/2044	4,988	4,872
5.968% due 02/01/2018	58	59
6.365% due 12/01/2031	9	9
6.500% due 12/01/2031 - 10/25/2043	2,124	2,221
6.549% due 08/01/2020	49	49
6.585% due 02/01/2032	31	31
6.873% due 10/01/2031	9	9
6.928% due 07/01/2020	216	220
7.000% due 12/01/2031	86	91
7.083% due 05/01/2032	20	21
7.093% due 01/01/2032	73	75
7.104% due 02/01/2032	15	15
7.109% due 03/01/2025	2	2
7.111% due 02/01/2024	60	62
7.156% due 04/01/2027	27	28
7.231% due 08/01/2031	7	7
7.372% due 07/01/2029	29	30

Ginnie Mae
5.000% due 05/20/2034	25,627	23,064
5.125% due 10/20/2023 - 10/20/2024	166	166
5.625% due 07/20/2025 - 08/20/2026	1,185	1,194
6.250% due 02/20/2030	2,048	2,089
6.375% due 04/20/2023 - 04/20/2032	2,043	2,090
6.500% due 04/15/2029 - 06/15/2029	150	157
8.500% due 03/20/2025	90	97

Small Business Administration
3.750% due 05/25/2025	152	153
4.500% due 03/01/2023	1,066	1,057
4.760% due 09/01/2025	30,116	29,197
4.770% due 04/01/2024	8,620	8,668
4.875% due 09/10/2013 - 01/25/2022	2,768	2,791
4.930% due 01/01/2024	6,802	6,881
5.000% due 03/25/2025 - 07/25/2025	809	815
5.100% due 01/25/2019 - 11/25/2024	1,224	1,235
5.136% due 08/10/2013	13,274	13,447
5.240% due 08/01/2023	4,367	4,475
7.060% due 11/01/2019	1,535	1,621
7.220% due 11/01/2020	1,307	1,396
7.449% due 08/01/2010	144	147
8.017% due 02/10/2010	1,051	1,100

Tennessee Valley Authority
5.375% due 04/01/2056	22,600	24,024

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	$4,000	$4,249
5.190% due 08/01/2016	5,000	5,321

Total U.S. Government Agencies (Cost $1,491,579)		1,517,793

U.S. TREASURY OBLIGATIONS 21.8%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	1,822	1,877
2.375% due 01/15/2025	12,122	13,181

U.S. Treasury Bonds
4.500% due 02/15/2036	1,700	1,758

U.S. Treasury Notes
4.125% due 08/15/2008	160,000	161,613
4.250% due 01/15/2011	900	963
4.500% due 03/31/2009	372,000	383,160
4.750% due 12/31/2008	320,000	327,825
4.875% due 06/30/2012	12,700	14,014

Total U.S. Treasury Obligations (Cost $904,809)		904,391

MORTGAGE-BACKED SECURITIES 23.1%

American Home Mortgage Investment Trust
2.749% due 09/25/2035	396	394

Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	725	725

Banc of America Funding Corp.
4.622% due 02/20/2036	42,504	40,720

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,302	1,285

Bear Stearns Adjustable Rate Mortgage Trust
4.617% due 01/25/2034	1,290	1,205
4.625% due 10/25/2035	15,411	14,604
4.750% due 10/25/2035	19,161	18,500
5.031% due 04/25/2033	992	966
5.299% due 04/25/2033	92	89
5.401% due 04/25/2033	1,279	1,192
5.950% due 11/25/2034	5,692	5,638
6.764% due 02/25/2033	194	182

Bear Stearns Alt-A Trust
2.759% due 02/25/2034	6,581	5,189
5.706% due 09/25/2035	18,463	15,184
5.792% due 11/25/2036	51,132	37,032
5.808% due 11/25/2036	36,363	28,495

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	3,152	3,153

Bear Stearns Mortgage Funding Trust
2.669% due 02/25/2037	12,522	10,966

CBA Commercial Small Balance Commercial Mortgage
2.879% due 12/25/2036	4,881	4,154

CC Mortgage Funding Corp.
2.729% due 05/25/2048	9,139	7,426
2.849% due 08/25/2035	2,323	1,860

Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	403	376

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	30,149	29,308
4.900% due 10/25/2035	59,456	56,770
4.900% due 12/25/2035	4,487	4,277

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	3,393	3,393

Countrywide Alternative Loan Trust
2.616% due 09/20/2046	3,761	3,676
2.716% due 02/20/2047	13,624	10,248
2.746% due 03/20/2046	11,020	8,377
2.759% due 02/25/2047	1,740	1,327

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.779% due 05/25/2047	$10,567	$8,023
2.799% due 05/25/2036	1,084	821
2.809% due 05/25/2035	2,379	1,884
2.879% due 12/25/2035	929	762
4.500% due 06/25/2035	1,558	1,544
5.236% due 02/25/2036	1,108	826
5.500% due 03/25/2036	9,989	9,205

Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	3,912	3,083
2.889% due 04/25/2035	876	681
2.929% due 02/25/2035	2,514	2,098
2.939% due 02/25/2035	1,476	1,185
2.939% due 06/25/2035	387	341
4.711% due 08/25/2034	6,343	6,055
5.840% due 09/20/2036	17,887	13,527
6.042% due 04/25/2035	1,339	1,297

CS First Boston Mortgage Securities Corp.
5.638% due 05/25/2032	101	101
6.300% due 11/15/2030	315	316
6.466% due 06/25/2032	77	77

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 01/25/2047	2,562	2,387
2.679% due 02/25/2037	3,393	3,180

Downey Savings & Loan Association Mortgage Loan Trust
2.819% due 08/19/2045	2,159	1,674

First Republic Mortgage Loan Trust
3.068% due 11/15/2030	864	783
3.079% due 06/25/2030	855	771

GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	410	425

Greenpoint Mortgage Funding Trust
2.679% due 10/25/2046	12,499	11,262
2.679% due 01/25/2047	11,141	10,582
2.819% due 06/25/2045	2,156	1,620

GS Mortgage Securities Corp. II
3.170% due 03/06/2020	10,505	9,711
6.620% due 10/18/2030	2,496	2,492

GSR Mortgage Loan Trust
5.473% due 04/25/2036	13,410	12,768

GSRPM Mortgage Loan Trust
3.299% due 01/25/2032	376	368

Harborview Mortgage Loan Trust
2.649% due 01/19/2038	4,489	4,229
2.729% due 04/19/2038	4,618	3,501
2.779% due 05/19/2035	5,062	3,990
2.799% due 03/19/2037	10,788	8,134
2.929% due 02/19/2034	1,624	1,551

Impac CMB Trust
4.135% due 07/25/2033	263	246

Impac Secured Assets CMN Owner Trust
2.679% due 01/25/2037	5,806	5,469

Indymac Index Mortgage Loan Trust
2.689% due 11/25/2046	6,290	5,859
2.699% due 01/25/2037	1,156	1,107
2.919% due 02/25/2035	8,075	6,243

JPMorgan Mortgage Trust
4.766% due 07/25/2035	48,465	46,732
5.006% due 07/25/2035	6,024	5,828
5.356% due 02/25/2036	13,626	13,437

LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	333	330

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	3,659	3,443

MASTR Adjustable Rate Mortgages Trust
2.709% due 05/25/2047	756	741
5.189% due 05/25/2034	662	615

104	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset Securitization Trust
4.500% due 03/25/2018	$2,734	$2,685
5.500% due 09/25/2033	1,292	1,242

Mellon Residential Funding Corp.
3.168% due 11/15/2031	3,472	3,134
3.561% due 12/15/2030	3,563	3,432

Merrill Lynch Floating Trust
2.888% due 06/15/2022	5,386	5,044

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	762	728

Morgan Stanley Capital I
2.878% due 10/15/2020	12,443	11,575
4.490% due 01/13/2041	350	341

New Century Alternative Mortgage Loan Trust
2.659% due 07/25/2036	10,182	9,960

Prime Mortgage Trust
5.000% due 02/25/2019	4,882	4,753

RAAC Series 2005-SP1
5.000% due 09/25/2034	1,117	1,090

Residential Accredit Loans, Inc.
2.699% due 09/25/2046	4,020	3,713
2.899% due 08/25/2035	3,619	2,812
2.999% due 01/25/2033	2,309	2,062
2.999% due 03/25/2033	6,018	5,229
5.686% due 09/25/2045	1,450	1,234

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,562	1,508

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	336	321

Sequoia Mortgage Trust
2.886% due 07/20/2033	4,117	3,929
2.909% due 10/19/2026	3,062	2,909
3.006% due 07/20/2033	2,895	2,725

Structured Adjustable Rate Mortgage Loan Trust
5.726% due 01/25/2035	1,154	1,093

Structured Asset Mortgage Investments, Inc.
2.669% due 08/25/2036	2,708	2,649
2.699% due 09/25/2047	2,100	1,995
2.789% due 06/25/2036	1,138	865
2.819% due 05/25/2036	44,074	33,430
2.849% due 07/19/2034	727	633
2.909% due 03/19/2034	1,309	1,174

Structured Asset Securities Corp.
2.649% due 05/25/2036	3,808	3,630
5.463% due 10/25/2035	4,828	4,613

TBW Mortgage-Backed Pass-Through Certificates
2.699% due 09/25/2036	909	892
2.709% due 01/25/2037	6,577	6,263

Thornburg Mortgage Securities Trust
2.699% due 03/25/2037	19,170	17,913
2.709% due 03/25/2046	1,645	1,616
2.709% due 11/25/2046	15,789	14,975
2.719% due 09/25/2046	19,092	17,844

Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	31,701	29,794
5.681% due 04/15/2034	232	232

WaMu Mortgage Pass-Through Certificates
2.829% due 04/25/2045	5,984	4,634
2.859% due 11/25/2045	3,958	3,195
2.869% due 12/25/2045	2,396	1,910
2.889% due 10/25/2045	4,745	3,790
3.139% due 12/25/2027	10,177	9,246
4.054% due 10/25/2033	6,300	6,290
4.229% due 03/25/2034	900	898
5.056% due 01/25/2047	3,061	2,519
5.136% due 12/25/2046	5,940	4,621
5.220% due 02/27/2034	1,608	1,529
5.306% due 06/25/2046	8,640	6,819

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.326% due 02/25/2046	$6,537	$5,088
5.470% due 05/25/2046	1,596	1,232
5.526% due 11/25/2042	1,740	1,654
5.572% due 07/25/2046	14,509	9,806
5.572% due 08/25/2046	37,670	30,874
5.572% due 10/25/2046	3,315	2,727
5.572% due 12/25/2046	3,314	3,150
5.718% due 05/25/2041	832	776
5.726% due 06/25/2042	1,615	1,470
5.826% due 09/25/2046	6,332	5,210
5.826% due 11/25/2046	2,469	2,046

Washington Mutual MSC Mortgage Pass-Through Certificates
6.662% due 05/25/2033	132	129
7.000% due 02/25/2033	6	7
7.020% due 02/25/2033	100	98

Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034	4,500	4,279
4.329% due 07/25/2035	12,100	11,501
4.489% due 11/25/2033	670	615
4.500% due 11/25/2018	8,739	8,547
4.950% due 03/25/2036	79,187	75,491

Total Mortgage-Backed Securities (Cost $1,075,974)		958,203

ASSET-BACKED SECURITIES 20.3%

Accredited Mortgage Loan Trust
2.649% due 02/25/2037	4,337	4,131

ACE Securities Corp.
2.649% due 07/25/2036	1,601	1,573
2.649% due 08/25/2036	2,363	2,195
2.649% due 12/25/2036	3,658	3,513
2.659% due 04/25/2036	110	109
2.679% due 02/25/2036	139	139
2.679% due 10/25/2036	3,249	3,154
2.749% due 12/25/2035	5,256	5,115

American Express Credit Account Master Trust
2.808% due 08/15/2011	1,800	1,788
2.818% due 01/18/2011	8,000	8,000
2.818% due 03/15/2011	1,500	1,498
2.928% due 11/15/2010	2,855	2,855
2.998% due 11/15/2010	3,000	3,000

Argent Securities, Inc.
2.639% due 06/25/2036	353	351
2.649% due 09/25/2036	2,864	2,801
2.659% due 05/25/2036	94	93

Asset-Backed Funding Certificates
2.659% due 10/25/2036	2,815	2,731
2.659% due 11/25/2036	10,003	9,240
2.659% due 01/25/2037	5,815	5,448
2.949% due 06/25/2034	8,073	7,146

Asset-Backed Securities Corp. Home Equity
2.649% due 11/25/2036	4,425	4,299
2.649% due 12/25/2036	923	888
2.679% due 05/25/2037	1,500	1,456
3.338% due 06/15/2031	486	453
3.358% due 11/15/2031	48	43

Bank One Issuance Trust
2.928% due 12/15/2010	3,700	3,700

Bear Stearns Asset-Backed Securities Trust
2.639% due 02/25/2037	6,267	6,120
2.649% due 11/25/2036	5,344	4,993
2.659% due 05/25/2036	1,558	1,509
2.669% due 12/25/2036	1,808	1,627
2.679% due 10/25/2036	2,950	2,805
2.709% due 11/25/2036	10,165	9,462
2.929% due 10/25/2032	192	166
3.099% due 11/25/2042	5,752	5,115

Carrington Mortgage Loan Trust
2.639% due 05/25/2036	984	976
2.649% due 08/25/2036	767	756

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.649% due 10/25/2036	$4,651	$4,528
2.649% due 12/25/2036	2,909	2,752
2.649% due 01/25/2037	14,013	13,123
2.664% due 07/25/2036	1,280	1,269
2.759% due 01/25/2036	6,000	5,893
2.919% due 10/25/2035	3,031	2,605

Chase Credit Card Master Trust
2.928% due 10/15/2010	4,000	4,001
2.928% due 02/15/2011	12,475	12,424

Chase Funding Mortgage Loan Asset- Backed Certificates
3.099% due 10/25/2031	1,013	982

Chase Issuance Trust
2.828% due 12/15/2010	6,237	6,237

CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	412	381

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	9,002	9,003

Citigroup Mortgage Loan Trust, Inc.
2.639% due 08/25/2036	1,708	1,685
2.639% due 12/25/2036	4,682	4,403
2.649% due 10/25/2036	7,374	7,204
2.649% due 11/25/2036	1,973	1,927
2.659% due 01/25/2037	2,248	2,216
2.659% due 05/25/2037	8,944	8,499
2.669% due 08/25/2036	1,268	1,256
2.699% due 10/25/2036	6,400	5,800
2.709% due 08/25/2036	3,200	2,970
2.709% due 03/25/2037	2,397	2,244

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,629	1,273

Countrywide Asset-Backed Certificates
2.649% due 01/25/2037	4,493	4,442
2.649% due 03/25/2037	9,257	8,886
2.649% due 05/25/2037	30,872	29,752
2.649% due 07/25/2037	6,759	6,454
2.649% due 12/25/2046	3,449	3,353
2.649% due 03/25/2047	3,630	3,559
2.659% due 03/25/2037	2,057	2,011
2.659% due 09/25/2046	3,691	3,615
2.669% due 06/25/2036	102	102
2.669% due 07/25/2036	121	121
2.669% due 08/25/2036	25	25
2.669% due 06/25/2037	4,480	4,350
2.679% due 06/25/2037	7,281	6,799
2.679% due 10/25/2037	2,379	2,229
2.699% due 09/25/2037	2,249	2,133
2.699% due 09/25/2047	3,455	3,276
2.709% due 10/25/2046	5,670	5,486
2.759% due 02/25/2036	1,182	1,089
2.779% due 09/25/2036	4,774	4,465
2.789% due 06/25/2036	3,538	3,215
3.079% due 12/25/2031	244	218
3.265% due 07/25/2036	42	41

Credit-Based Asset Servicing & Securitization LLC
2.659% due 11/25/2036	3,541	3,387
2.669% due 01/25/2037	4,700	4,535
2.689% due 12/25/2037	3,207	3,125

CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032	167	150

CSAB Mortgage-Backed Trust
2.699% due 06/25/2036	2,583	2,543

First Franklin Mortgage Loan Asset-Backed Certificates
2.629% due 05/25/2036	166	163
2.629% due 07/25/2036	2,145	2,115
2.639% due 09/25/2036	6,834	6,471
2.639% due 01/25/2038	5,761	5,458
2.649% due 11/25/2036	20,287	18,365
2.649% due 12/25/2036	8,143	7,722
2.649% due 03/25/2037	30,112	28,893
2.669% due 12/25/2037	4,039	3,812

See Accompanying Notes	Annual Report	March 31, 2008	105

Schedule of Investments  U.S. Government Sector Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.689% due 01/25/2036	$218	$217
2.969% due 12/25/2034	118	92

Fremont Home Loan Trust
2.649% due 10/25/2036	3,610	3,561
2.659% due 01/25/2037	5,224	4,754
2.769% due 01/25/2036	340	339

GE-WMC Mortgage Securities LLC
2.639% due 08/25/2036	2,504	2,418

GSAMP Trust
2.639% due 10/25/2046	2,489	2,375
2.669% due 01/25/2036	484	463
2.669% due 02/25/2036	144	144
2.669% due 10/25/2036	565	517
2.669% due 12/25/2036	5,089	4,885
2.689% due 11/25/2035	456	422

GSR Mortgage Loan Trust
2.699% due 11/25/2030	282	280

GSRPM Mortgage Loan Trust
2.979% due 09/25/2042	1,257	1,240

HFC Home Equity Loan Asset-Backed Certificates
2.606% due 03/20/2036	1,575	1,519
2.886% due 09/20/2033	1,393	1,325

Home Equity Asset Trust
2.659% due 05/25/2037	2,131	2,038
2.679% due 05/25/2036	232	230
3.519% due 02/25/2033	1	1

HSI Asset Securitization Corp. Trust
2.649% due 10/25/2036	4,440	4,088
2.649% due 12/25/2036	1,694	1,526
2.659% due 03/25/2036	16	16
2.679% due 12/25/2035	183	182

Indymac Residential Asset-Backed Trust
2.639% due 08/25/2036	148	147
2.659% due 04/25/2037	5,828	5,595
2.679% due 07/25/2037	3,330	3,144
2.729% due 04/25/2037	3,963	3,819

IXIS Real Estate Capital Trust
2.659% due 05/25/2037	177	164

JPMorgan Mortgage Acquisition Corp.
2.639% due 08/25/2036	1,071	1,043
2.649% due 07/25/2036	2,904	2,740
2.649% due 08/25/2036	7,331	7,084
2.649% due 10/25/2036	9,481	8,836
2.659% due 04/01/2037	2,792	2,577
2.659% due 05/25/2037	3,831	3,648
2.669% due 11/25/2036	1,438	1,371
2.679% due 08/25/2036	2,342	2,197
2.679% due 03/25/2037	2,100	2,025

LA Arena Funding LLC
7.656% due 12/15/2026	83	80

Lehman ABS Mortgage Loan Trust
2.689% due 06/25/2037	2,718	2,613

Lehman XS Trust
2.669% due 05/25/2046	2,331	2,213
2.679% due 04/25/2046	2,412	2,380
2.679% due 08/25/2046	3,480	3,399
2.679% due 11/25/2046	7,183	6,805
2.689% due 05/25/2046	1,971	1,915
2.719% due 11/25/2036	4,133	3,961

Long Beach Mortgage Loan Trust
2.629% due 06/25/2036	501	498
2.639% due 11/25/2036	8,931	8,490
2.649% due 08/25/2036	3,380	3,211
2.659% due 10/25/2036	2,570	2,482
2.689% due 01/25/2046	253	252
2.779% due 08/25/2035	612	589
2.879% due 10/25/2034	1,548	1,399

MASTR Asset-Backed Securities Trust
2.649% due 03/25/2036	260	258

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.649% due 11/25/2036	$2,927	$2,718
2.659% due 10/25/2036	731	725
2.659% due 11/25/2036	4,780	4,519
2.669% due 02/25/2036	1,619	1,612
2.679% due 01/25/2036	257	256
2.679% due 05/25/2037	3,864	3,610

MBNA Credit Card Master Note Trust
2.818% due 12/15/2010	2,600	2,599
2.918% due 12/15/2011	2,300	2,277

MBNA Master Credit Card Trust
4.402% due 09/15/2010	2,000	2,001

Merrill Lynch First Franklin Mortgage Loan Trust
2.659% due 07/25/2037	7,395	6,779

Merrill Lynch Mortgage Investors, Inc.
2.629% due 05/25/2037	1,796	1,762
2.629% due 06/25/2037	4,090	4,018
2.659% due 04/25/2037	750	741
2.669% due 08/25/2036	11,992	11,448
2.669% due 07/25/2037	4,304	4,126
2.719% due 02/25/2037	2,538	2,339

Mid-State Trust
7.340% due 07/01/2035	299	320

Morgan Stanley ABS Capital I
2.629% due 06/25/2036	749	740
2.639% due 06/25/2036	1,182	1,168
2.639% due 07/25/2036	7,624	7,469
2.639% due 10/25/2036	5,005	4,864
2.639% due 01/25/2037	12,936	12,418
2.649% due 09/25/2036	6,099	5,806
2.649% due 10/25/2036	5,137	4,990
2.649% due 11/25/2036	10,699	10,236
2.659% due 03/25/2036	17	16
2.659% due 05/25/2037	17,930	17,256
2.669% due 03/25/2036	284	283
2.719% due 02/25/2036	5,767	5,653

Morgan Stanley Home Equity Loans
2.649% due 12/25/2036	5,324	5,109

Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036	5,966	5,652

Morgan Stanley Mortgage Loan Trust
2.669% due 01/25/2047	7,397	6,759

Nationstar Home Equity Loan Trust
2.659% due 03/25/2037	2,938	2,796
2.659% due 06/25/2037	5,413	5,253
2.719% due 04/25/2037	3,081	2,995

Nelnet Student Loan Trust
2.616% due 12/22/2014	625	624

New Century Home Equity Loan Trust
2.659% due 05/25/2036	155	155
2.669% due 08/25/2036	2,343	2,310
2.779% due 05/25/2036	2,700	2,228
2.859% due 06/25/2035	866	767

Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	833	829

Option One Mortgage Loan Trust
2.639% due 02/25/2037	2,701	2,580
2.649% due 07/25/2036	1,091	1,076
2.649% due 01/25/2037	7,078	6,664
2.659% due 07/25/2037	2,358	2,225

Park Place Securities, Inc.
2.859% due 09/25/2035	617	596

Popular ABS Mortgage Pass-Through Trust
2.649% due 07/25/2036	180	179
2.689% due 06/25/2047	4,698	4,396

Renaissance Home Equity Loan Trust
3.099% due 12/25/2033	1,985	1,844
3.299% due 08/25/2032	2	2

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Mortgage Products, Inc.
2.669% due 11/25/2036	$1,246	$1,204
2.669% due 02/25/2037	3,386	3,206
2.699% due 08/25/2046	3,038	2,896

Residential Asset Securities ]Corp.
2.639% due 06/25/2036	1,480	1,455
2.659% due 01/25/2037	7,512	7,127
2.669% due 07/25/2036	2,096	2,076
2.669% due 11/25/2036	12,370	11,791
2.669% due 02/25/2037	2,723	2,547
2.709% due 04/25/2037	3,739	3,503

Salomon Brothers Mortgage Securities VII, Inc.
2.899% due 03/25/2032	235	228
3.525% due 01/25/2032	147	99

Saxon Asset Securities Trust
2.659% due 10/25/2046	7,319	7,056
3.119% due 08/25/2032	36	35
3.139% due 01/25/2032	59	59

SBI HELOC Trust
2.769% due 08/25/2036	3,285	3,145

Securitized Asset-Backed Receivables LLC Trust
2.639% due 01/25/2037	5,606	5,308
2.649% due 09/25/2036	2,384	2,269
2.659% due 12/25/2036	8,079	7,334
2.679% due 11/25/2036	3,196	2,921

SLM Student Loan Trust
3.311% due 04/25/2014	5,278	5,257
3.321% due 10/27/2014	5,039	5,016
3.321% due 07/25/2017	5,976	5,941
3.800% due 12/15/2038	6,900	6,745

Soundview Home Equity Loan Trust
2.639% due 11/25/2036	2,648	2,632
2.649% due 10/25/2036	4,028	3,898
2.659% due 11/25/2036	3,652	3,523
2.659% due 12/25/2036	846	816
2.679% due 01/25/2037	4,567	4,361
2.679% due 06/25/2037	3,753	3,551
2.699% due 10/25/2036	1,082	1,055

Specialty Underwriting & Residential Finance
2.629% due 06/25/2037	2,244	2,197
2.644% due 11/25/2037	4,084	3,868
2.659% due 02/25/2037	301	299
2.659% due 01/25/2038	4,322	4,136

Structured Asset Investment Loan Trust
2.639% due 09/25/2036	2,052	1,985
2.649% due 07/25/2036	7,574	7,219

Structured Asset Securities Corp.
2.649% due 10/25/2036	11,655	11,300
2.659% due 04/25/2036	111	111
2.679% due 01/25/2037	1,922	1,746
2.699% due 01/25/2037	2,836	2,715
2.999% due 05/25/2034	487	420

Truman Capital Mortgage Loan Trust
2.939% due 01/25/2034	106	104

Washington Mutual Asset-Backed Certificates
2.649% due 01/25/2037	6,924	6,487
2.669% due 04/25/2036	164	163

Wells Fargo Home Equity Trust
2.649% due 01/25/2037	2,679	2,586
2.699% due 03/25/2037	1,391	1,357

Total Asset-Backed Securities (Cost $884,615)		843,385

SOVEREIGN ISSUES 2.9%

Canada Mortgage & Housing Corp.
3.375% due 12/01/2008	27,900	28,044

Export-Import Bank of Korea
3.166% due 06/01/2009	12,000	12,024

106	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

March 31, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Israel Government AID Bond
0.000% due 11/01/2024	$178,000	$80,166

Total Sovereign Issues (Cost $113,623)		120,234

SHORT-TERM INSTRUMENTS 5.7%

CERTIFICATES OF DEPOSIT 0.0%

HSBC Bank USA N.A.
3.294% due 07/28/2008	2,200	2,202

COMMERCIAL PAPER 4.6%

Federal Home Loan Bank
1.500% due 04/01/2008	91,000	91,000
4.375% due 11/13/2008	100,000	101,267

		192,267

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.1%

Fixed Income Clearing Corp.
1.900% due 04/01/2008	$2,877	$2,877

(Dated 03/31/2008. Collateralized by Freddie Mac 0.000% due 06/09/2008 valued at $2,939. Repurchase proceeds are $2,877.)

U.S. TREASURY BILLS 1.0%
1.018% due 05/29/2008 - 06/26/2008 (a)(c)(d)	40,545	40,340

Total Short-Term Instruments (Cost $237,136)		237,686

VALUE (000S)
PURCHASED OPTIONS (i) 3.0%
(Cost $37,770)	$122,913

Total Investments 126.8% (Cost $5,306,418)	$5,258,396

Written Options (j) (2.6%) (Premiums $46,530)	(109,547)

Other Assets and Liabilities (Net) (24.2%)	(1,002,157)

Net Assets (e) 100.0%	$4,146,692

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $36,563 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(d)	Securities with an aggregate market value of $3,778 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(e)	As of March 31, 2008, portfolio securities with an aggregate value of $21,914 and derivative instruments with an aggregate depreciation of ($2,375) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2008 was $117,255 at a weighted average interest rate of 4.800%. On March 31, 2008, securities valued at $56,159 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $96,980 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	7,760	$50,227
90-Day Eurodollar March Futures	Long	03/2009	10,343	53,256
90-Day Eurodollar September Futures	Long	09/2009	1,600	8,258
U.S. Treasury 2-Year Note June Futures	Short	06/2008	5,258	(3,443)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	18,895	55,181
U.S. Treasury 30-Year Bond June Futures	Long	06/2008	1,267	(665)

				$162,814

(h)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Altius Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 12/09/2040	Buy	(1.230%	)	12/09/2040	MLP	$3,000	$2,376

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	5.000%	12/20/2009	UBS	$470,000	$25,431
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	BCLY	187,300	3,869
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB	934,000	16,906
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS	353,600	1,564
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	JPM	293,800	10,774
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	MSC	932,600	34,322
Pay	3-Month USD-LIBOR	4.000%	06/18/2013	RBS	570,700	27,186
Receive	3-Month USD-LIBOR	5.000%	06/18/2015	DUB	74,500	(3,172)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MLP	571,830	(31,373)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	MSC	173,710	(11,541)
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	RBS	563,370	(27,681)
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	DUB	98,280	8,040
Pay	3-Month USD-LIBOR	5.000%	06/18/2038	RBS	460,620	39,918

						$94,243

See Accompanying Notes	Annual Report	March 31, 2008	107

Schedule of Investments  U.S. Government Sector Portfolio  (Cont.)

(i)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$123.000	05/23/2008	1,000	$18	$16
Call - CBOT U.S. Treasury 2-Year Note June Futures	124.000	05/23/2008	5,164	94	81
Call - CBOT U.S. Treasury 5-Year Note June Futures	125.000	05/23/2008	1,335	24	10
Put - CBOT U.S. Treasury 10-Year Note June Futures	82.000	05/23/2008	3,514	33	55
Put - CBOT U.S. Treasury 10-Year Note June Futures	83.000	05/23/2008	486	5	8
Put - CBOT U.S. Treasury 10-Year Note June Futures	97.000	05/23/2008	6,500	101	101

				$275	$271

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$1,588,800	$7,658	$65,646
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	420,200	1,502	17,362
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	3,058,000	28,323	39,634

							$37,483	$122,642

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 04/01/2038	$86.000	04/07/2008	$99,000	$12	$0

(j)	Written options outstanding on March 31, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	$51,200	$1,024	$2,466
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	51,200	1,214	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	692,100	7,754	46,304
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	113,000	2,497	5,441
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	113,000	2,678	1
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	51,200	1,024	2,466
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	51,200	1,208	0
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	185,900	1,524	12,437
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,031,200	27,607	40,432

							$46,530	$109,547

(k)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Bonds	4.750%	02/15/2037	$92,000	$97,855	$100,067
U.S. Treasury Notes	3.250%	08/15/2008	160,000	160,692	162,297
U.S. Treasury Notes	3.250%	12/31/2009	113,400	116,573	117,717
U.S. Treasury Notes	4.625%	02/15/2017	908,000	973,138	1,003,851

				$1,348,258	$1,383,932

(2)	Market value includes $9,414 of interest payable on short sales.

108	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Notes to Financial Statements	March 31, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the twelve portfolios (the “Portfolios”) offered by the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies, a Portfolio’s NAV will be calculated based upon the NAVs of such investments. A Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Portfolios may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions  Certain Portfolios may purchase or sell securities on a when-issued basis. These transactions are made conditionally

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because a security, although authorized, has not yet been issued in the market. A commitment by a Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Portfolio are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Cash and Foreign Currency  The functional and reporting currency for the Portfolios is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  Certain Portfolios may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Portfolios may enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Options Contracts  Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included on the Portfolio’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(k) Payment In-Kind Securities  Certain Portfolios may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(l) Repurchase Agreements  Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of

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the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Portfolio may decline below the repurchase price of the security. A Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Portfolios may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a

Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, NAV or total return.

(o) Restricted Securities  Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(p) Short Sales  Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  Certain Portfolios may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to

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the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolios are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  Certain Portfolios may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended March 31, 2008, there were no open unfunded loan commitments.

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(s) Commodities Index-Linked/Structured Notes  The Portfolios may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolios have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss.

(t) Bridge Debt Commitments  At the period ended March 31, 2008, the High Yield Portfolio had $3,629,000 in commitments outstanding to fund high yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(u) Mortgage-Related and Other Asset-Backed Securities  Certain Portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(v) U.S. Government Agencies or Government-Sponsored Enterprises   Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage

Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(w) New Accounting Pronouncements  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolios and will provide additional information in relation to the Statement in the Portfolios’ semiannual financial statements for the period ending September 30, 2008.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolios’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolios’ financial statement disclosures.

3. MARKET AND CREDIT RISK

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolios to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolios’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolios’ Statements of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Annual Report	March 31, 2008	113

Notes to Financial Statements  (Cont.)

The Investment Advisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Portfolio Name	Investment Advisory Fee	Administrative Fee
Asset-Backed Securities Portfolio	0.02%	0.03%
Developing Local Markets Portfolio	0.02%	0.10%
Emerging Markets Portfolio	0.02%	0.10%
High Yield Portfolio	0.02%	0.03%
International Portfolio	0.02%	0.10%
Investment Grade Corporate Portfolio	0.02%	0.03%
Mortgage Portfolio	0.02%	0.03%
Municipal Sector Portfolio	0.02%	0.03%
Real Return Portfolio	0.02%	0.03%
Short-Term Portfolio	0.02%	0.03%
Short-Term Portfolio II	0.02%	0.03%
U.S. Government Sector Portfolio	0.02%	0.03%

(c) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Distributor  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2008, the Portfolios below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Portfolio Name	Purchases	Sales
Asset-Backed Securities Portfolio	$69,427	$0
Developing Local Markets Portfolio	0	81,083
Emerging Markets Portfolio	83,021	0
High Yield Portfolio	1,180	0
International Portfolio	574,629	0
Investment Grade Corporate Portfolio	32,510	0
Mortgage Portfolio	884,487	0
Municipal Sector Portfolio	17,278	0
Short-Term Portfolio	0	891,288
Short-Term II Portfolio	11,582	24,211
U.S. Government Sector Portfolio	438,823	0

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

114	PIMCO Funds	Private Account Portfolio Series

March 31, 2008

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
Asset-Backed Securities Portfolio	$981,799	$755,175	$544,990	$38,641
Developing Local Markets Portfolio	589,318	447,332	648,841	264,079
Emerging Markets Portfolio	2,126,068	1,714,987	1,715,376	1,318,180
High Yield Portfolio	1,492,165	1,305,878	2,552,995	1,587,135
International Portfolio	11,356,126	9,725,128	1,306,002	235,699
Investment Grade Corporate Portfolio	1,262,434	883,841	2,498,067	861,889
Mortgage Portfolio	119,635,164	110,620,524	899,947	40,819
Municipal Sector Portfolio	14,499	14,500	266,679	132,534
Real Return Portfolio	14,359,909	14,420,349	85,106	17,172
Short-Term Portfolio	12,906,002	13,022,359	1,532,679	2,124,401
Short-Term Portfolio II	1,075,450	1,074,228	80,075	287,836
U.S. Government Sector Portfolio	33,556,482	33,000,268	952,522	1,569,746

8.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Emerging Markets Portfolio			High Yield Portfolio			International Portfolio
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	Notional Amount in GBP	Premium
Balance at 03/31/2007	0	$0	$0	0	$0	$0	GBP 147,500	$2,476
Sales	1,594	559,000	7,651	289	596,700	15,607	0	0
Closing Buys	(797)	(559,000)	(6,981)	(23)	0	(13)	(74,500)	(1,318)
Expirations	0	0	0	0	0	0	(73,000)	(1,158)
Exercised	(797)	0	(670)	(266)	0	(152)	0	0
Balance at 03/31/2008	0	$0	$0	0	$596,700	$15,442	GBP0	$0

	Investment Grade Corporate Portfolio			Mortgage Portfolio		Real Return Portfolio
	# of Contracts	Notional Amount in $	Premium	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	0	$6,900	$80	$420,000	$5,597	864	$20,000	$494
Sales	1,860	948,900	17,531	441,700	2,017	659	185,150	5,353
Closing Buys	(1,101)	(96,500)	(2,192)	(821,000)	(6,725)	(78)	(37,350)	(466)
Expirations	(759)	(284,400)	(1,207)	0	0	(905)	(10,600)	(340)
Exercised	0	0	0	0	0	(111)	0	(39)
Balance at 03/31/2008	0	$574,900	$14,212	$40,700	$889	429	$157,200	$5,002

	Short-Term Portfolio		Short-Term Portfolio II					U.S. Government Sector Portfolio
	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP		Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	$173,800	$2,053	0	$62,700	GBP	6,200	$871	365	$4,210,000	$51,738
Sales	188,700	3,294	488	83,000		0	1,825	3,040	3,381,400	53,401
Closing Buys	(192,100)	(2,300)	(92)	(102,500)		0	(1,822)	(1,885)	(3,822,400)	(40,975)
Expirations	(25,800)	(270)	0	(15,500)		(6,200)	(266)	0	(1,429,000)	(17,235)
Exercised	0	0	0	0		0	0	(1,520)	0	(399)
Balance at 03/31/2008	$144,600	$2,777	396	$27,700		GBP0	$608	0	$2,340,000	$46,530

Annual Report	March 31, 2008	115

9.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Asset-Backed Securities Portfolio				Developing Local Markets Portfolio				Emerging Markets Portfolio
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	63,345	$687,501	22,763	$240,544	96,423	$1,153,135	22,609	$258,624	175,995	$1,960,613	25,452	$292,084
Issued as reinvestment of distributions	3,851	41,298	2,153	22,644	7,814	93,072	1,787	20,385	20,307	215,690	9,530	106,705
Cost of shares redeemed	(15,212)	(166,593)	(4,879)	(51,439)	(62,250)	(748,179)	(12,510)	(141,306)	(119,861)	(1,289,392)	(46,999)	(527,941)
Net increase (decrease) resulting from Portfolio share transactions	51,984	$562,206	20,037	$211,749	41,987	$498,028	11,886	$137,703	76,441	$886,911	(12,017)	$(129,152)

	High Yield Portfolio				International Portfolio				Investment Grade Corporate Portfolio
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	227,781	$1,881,107	44,543	$376,918	915,619	$4,031,711	365,184	$1,833,768	308,031	$3,045,390	27,304	$272,289
Issued as reinvestment of distributions	12,501	103,221	2,370	19,838	58,166	257,324	74,768	346,734	11,493	112,828	6,770	66,546
Cost of shares redeemed	(119,726)	(1,004,379)	(42,906)	(363,649)	(805,711)	(3,637,128)	(262,146)	(1,268,399)	(55,362)	(552,005)	(25,642)	(254,778)
Net increase resulting from Portfolio share transactions	120,556	$979,949	4,007	$33,107	168,074	$651,907	177,806	$912,103	264,162	$2,606,213	8,432	$84,057

	Mortgage Portfolio				Municipal Sector Portfolio				Real Return Portfolio
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	642,749	$6,729,297	237,587	$2,469,717	24,046	$231,279	5,538	$57,800	23,828	$251,177	71,106	$739,415
Issued as reinvestment of distributions	60,972	635,436	62,810	650,837	1,764	17,367	1,337	13,919	5,276	55,525	4,367	45,533
Cost of shares redeemed	(294,361)	(3,102,617)	(687,863)	(7,157,294)	(9,840)	(98,318)	(17,596)	(184,543)	(54,454)	(584,009)	(80,635)	(851,660)
Net increase (decrease) resulting from Portfolio share transactions	409,360	$4,262,116	(387,466)	$(4,036,740)	15,970	$150,328	(10,721)	$(112,824)	(25,350)	$(277,307)	(5,162)	$(66,712)

	Short-Term Portfolio				Short-Term Portfolio II				U.S. Government Sector Portfolio
	Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007		Year Ended 03/31/2008		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	214,496	$2,072,435	480,880	$4,708,424	7,221	$71,761	16,663	$168,001	183,054	$2,000,707	232,558	$2,436,211
Issued as reinvestment of distributions	22,264	213,556	10,293	100,388	2,427	23,381	2,504	25,009	24,500	266,071	33,426	349,583
Cost of shares redeemed	(417,550)	(4,055,563)	(75,515)	(739,066)	(60,016)	(598,651)	(9,148)	(91,997)	(646,656)	(7,022,375)	(168,839)	(1,767,929)
Net increase (decrease) resulting from Portfolio share transactions	(180,790)	$(1,769,572)	415,658	$4,069,746	(50,368)	$(503,509)	10,019	$101,013	(439,102)	$(4,755,597)	97,145	$1,017,865

116	PIMCO Funds	Private Account Portfolio Series

March 31, 2008

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints were filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

11.  FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Portfolios adopted the provisions of FIN 48 on April 1, 2007. Management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of March 31, 2008, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U. S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U. S. tax returns filed for the fiscal years from 2004-2007, no examinations are in progress or anticipated at this time. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain Portfolios are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended March 31, 2008, the Developing Local Markets Portfolio and Emerging Markets Portfolio incurred $256,483 and $1,667,145, respectively, in CPMF and FTT costs.

Annual Report	March 31, 2008	117

Notes to Financial Statements  (Cont.)

As of March 31, 2008, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
Asset-Backed Securities Portfolio	$0	$22,978	$23,858	$(39,531)	$0	$0	$0
Developing Local Markets Portfolio	0	23,770	4,552	6,030	(3,465)	0	0
Emerging Markets Portfolio	0	38,570	7,015	(43,368)	(19,651)	0	(1,838)
High Yield Portfolio	0	36,181	0	(56,264)	(1,240)	0	(2,996)
International Portfolio	0	58,965	0	254,510	(16,514)	(339,059)	(33,027)
Investment Grade Corporate Portfolio	0	13,613	0	17,595	0	0	(17,767)
Mortgage Portfolio	0	102,773	0	51,580	(539)	(7,248)	0
Municipal Sector Portfolio	3,045	594	0	(9,651)	0	0	(6,189)
Real Return Portfolio	0	58,760	0	(2,513)	(3,039)	0	0
Short-Term Portfolio	0	28,554	0	(144,638)	(27)	(63,281)	(54,128)
Short-Term Portfolio II	0	1,358	0	330	(467)	(3,163)	(6,032)
U.S. Government Sector Portfolio	0	343,146	447,486	(44,736)	(114)	0	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2007 through March 31, 2008 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2008, the Portfolios had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2013	2014	2015	2016
International Portfolio	$0	$0	$307,966	$31,093
Mortgage Portfolio	0	0	7,248	0
Short-Term Portfolio	8,847	5,660	5,243	43,531
Short-Term Portfolio II	0	2,057	119	987

As of March 31, 2008, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
Asset-Backed Securities Portfolio	$1,263,655	$13,056	$(76,669)	$(63,613)
Developing Local Markets Portfolio	728,376	4,640	(11,099)	(6,459)
Emerging Markets Portfolio	1,804,658	19,223	(20,389)	(1,166)
High Yield Portfolio	1,536,540	59,480	(82,374)	(22,894)
International Portfolio	3,039,629	44,975	(80,632)	(35,657)
Investment Grade Corporate Portfolio	3,710,181	84,737	(88,672)	(3,935)
Mortgage Portfolio	23,984,495	345,637	(163,786)	181,851
Municipal Sector Portfolio	496,167	9,488	(18,732)	(9,244)
Real Return Portfolio	1,581,890	14,429	(7,965)	6,464
Short-Term Portfolio	3,638,179	37,202	(162,858)	(125,656)
Short-Term Portfolio II	139,720	4,938	(2,137)	2,801
U.S. Government Sector Portfolio	5,308,385	123,077	(173,066)	(49,989)

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

118	PIMCO Funds	Private Account Portfolio Series

March 31, 2008

For the fiscal years ended March 31, 2008 and March 31, 2007, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2008			March 31, 2007
	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions
Asset-Backed Securities Portfolio	$0	$42,113	$0	$0	$23,574	$0
Developing Local Markets Portfolio	0	95,985	16,090	0	16,731	3,842
Emerging Markets Portfolio	0	200,481	25,940	0	60,038	48,547
High Yield Portfolio	0	104,840	246	0	20,770	0
International Portfolio	0	270,038	0	0	371,050	508
Investment Grade Corporate Portfolio	0	111,762	4,127	0	68,798	218
Mortgage Portfolio	0	657,419	0	0	675,006	0
Municipal Sector Portfolio	13,545	2,708	1,491	13,174	1,191	0
Real Return Portfolio	0	56,328	0	0	46,533	67
Short-Term Portfolio	0	217,119	0	0	102,134	0
Short-Term Portfolio II	0	23,381	0	0	25,009	0
U.S. Government Sector Portfolio	0	274,937	0	0	365,222	0

(6)	Includes short-term capital gains, if any, distributed.

Annual Report	March 31, 2008	119

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	NAB	National Australia Bank Limited
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	SOG	Societe Generale
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.	WAC	Wachovia Bank N.A.
CITI	Citibank N.A.	MLP	Merrill Lynch & Co., Inc.
CBA	Commonwealth Bank of Australia	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HUF	Hungarian Forint	PHP	Philippines Peso
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian Leu
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SAR	Saudi Riyal
CNY	Chinese Yuan Renminbi	KRW	South Korean Won	SEK	Swedish Krona
COP	Colombia Peso	KZT	Kazakhstan Tenge	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	SKK	Slovakian Koruna
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish Lira
EGP	Egyptian Pound	MYR	Mexican Peso	TWD	Taiwan Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound Sterling	NZD	New Zealand Dollar	UYU	Uruguay Peso
HKD	Hong Kong Dollar	PEN	Peruvian Nuevo Sol	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International
EM	Emerging Markets	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

120	PIMCO Funds	Private Account Portfolio Series

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the Asset-Backed Securities Portfolio, Developing Local Markets Portfolio, Emerging Markets Portfolio, High Yield Portfolio, International Portfolio, Investment Grade Corporate Portfolio, Mortgage Portfolio, Municipal Sector Portfolio, Real Return Portfolio, Short-Term Portfolio, Short-Term Portfolio II, and U.S. Government Sector Portfolio, twelve of the seventy Funds constituting the PIMCO Funds, (hereafter referred to as the “Portfolios”) at March 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, the cash flows for Mortgage Portfolio, Municipal Sector Portfolio and Asset-Backed Portfolio for the year then ended and the financial highlights of the Portfolios for the Institutional and Administrative Class shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2008

Annual Report	March 31, 2008	121

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2008) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.   Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2008 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2008 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2008 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction Percentage	Qualified Dividend Income Percentage	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Asset-Backed Securities Portfolio	0.00%	0.00%	$44,263	$0
Developing Local Markets Portfolio	0.00%	0.00%	32,360	18,623
Emerging Markets Portfolio	0.00%	0.00%	56,678	414
High Yield Portfolio	0.13%	0.13%	83,086	9,745
International Portfolio	0.00%	0.00%	180,193	0
Investment Grade Corporate Portfolio	0.30%	0.30%	89,803	603
Mortgage Portfolio	0.00%	0.00%	659,654	0
Municipal Sector Portfolio	0.00%	0.00%	839	1,606
Real Return Portfolio	0.00%	0.00%	53,384	0
Short-Term Portfolio	0.00%	0.00%	210,494	0
Short-Term Portfolio II	0.33%	0.33%	17,259	0
U.S. Government Sector Portfolio	0.00%	0.00%	262,091	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2009, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2008.

122	PIMCO Funds	Private Account Portfolio Series

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (48) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO. Formerly, Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (48) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (67) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (73) Trustee	02/1995 to Present	Private Investor. Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

J. Michael Hagan (68) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies). Formerly, Director, Remedy Temp (staffing). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (70) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor. Formerly, Director, New Century Financial Corporation (mortgage banking). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2008	123

Management of the Trust  (Cont.)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (50) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (43) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (45) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (62) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (45) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Joshua D. Ratner (31) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Henrik P. Larsen (38) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (50) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (40) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (33) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (38) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

124	PIMCO Funds	Private Account Portfolio Series

Privacy Policy	(Unaudited)

The Portfolios consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolios have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolios and certain service providers to the Portfolios, such as the Portfolios’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolios’ internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolios do not disclose any personal or account information provided by shareholders or gathered by the Portfolios to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolios. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolios’ Distributor may also retain non-affiliated companies to market the Portfolios’ shares or products which use the Portfolios’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolios may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolios reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolios believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolios may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolios may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolios or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolios share may include, for example, a shareholder’s participation in one of the Portfolios or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolios’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolios take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolios have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Annual Report	March 31, 2008	125

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

Annual Report March 31, 2008

PIMCO FUNDS

RealRetirement™ Funds

A company of Allianz Global Investors

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Fund

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on the Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of March 31, 2008 to March 31, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. For certain share classes of the Fund, accounts with a balance of $1,000 or less or $2,500 or less, as applicable, may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

2	PIMCO Funds	RealRetirement Fund

PIMCO RealRetirement 2010 Fund

The Fund’s audited financial statements do not cover a period of at least months.

Thus, no discussion of Fund performance is included.

Expense Example
Actual Performance

	Beginning Account Value (03/31/08)	Ending Account Value (03/31/08)	Expenses Paid During Period(a)
Institutional Class	$1,000.00	$1,000.00	$3.75
Class A	1,000.00	1,000.00	6.75
Class D	1,000.00	1,000.00	6.75

Hypothetical Performance (5% return before expenses)

	Beginning Account Value (03/31/08)	Ending Account Value (03/31/08)	Expenses Paid During Period(a)
Institutional Class	$1,000.00	$1,021.25	$3.79
Class A	1,000.00	1,018.25	6.81
Class D	1,000.00	1,018.25	6.81

(a) For each class of the Fund, expenses are equal to the next expense ratio for the class (0.75% Institutional Class, 1.35% for Class A, 1.35% for Class D). The annualized expense ratio of 0.75% for Institutional Class. 1.35% for Class A and 1.35% for Class D, reflects net annualized expenses after application of an expense reduction of 0.95%.

Annual Report	March 31, 2008	3

PIMCO RealRetirement 2020 Fund

The Fund’s audited financial statements do not cover a period of at least months.

Thus, no discussion of Fund performance is included.

Expense Example
Actual Performance

	Beginning Account Value (03/31/08)	Ending Account Value (03/31/08)	Expenses Paid During Period(a)
Institutional Class	$1,000.00	$1,000.00	$3.75
Class A	1,000.00	1,000.00	6.75
Class D	1,000.00	1,000.00	6.75

Hypothetical Performance (5% return before expenses)

	Beginning Account Value (03/31/08)	Ending Account Value (03/31/08)	Expenses Paid During Period(a)
Institutional Class	$1,000.00	$1,021.25	$3.79
Class A	1,000.00	1,018.25	6.81
Class D	1,000.00	1,018.25	6.81

(a) For each class of the Fund, expenses are equal to the next expense ratio for the class (0.75% Institutional Class, 1.35% for Class A, 1.35% for Class D). The annualized expense ratio of 0.75% for Institutional Class. 1.35% for Class A and 1.35% for Class D, reflects net annualized expenses after application of an expense reduction of 0.95%.

4	PIMCO Funds	RealRetirement Fund

PIMCO RealRetirement 2030 Fund

The Fund’s audited financial statements do not cover a period of at least months.

Thus, no discussion of Fund performance is included.

Expense Example
Actual Performance

	Beginning Account Value (03/31/08)	Ending Account Value (03/31/08)	Expenses Paid During Period(a)
Institutional Class	$1,000.00	$1,000.00	$4.00
Class A	1,000.00	1,000.00	7.00
Class D	1,000.00	1,000.00	7.00

Hypothetical Performance (5% return before expenses)

	Beginning Account Value (03/31/08)	Ending Account Value (03/31/08)	Expenses Paid During Period(a)
Institutional Class	$1,000.00	$1,021.00	$4.04
Class A	1,000.00	1,018.00	7.06
Class D	1,000.00	1,018.00	7.06

(a) For each class of the Fund, expenses are equal to the next expense ratio for the class (0.80% Institutional Class, 1.40% for Class A, 1.40% for Class D). The annualized expense ratio of 0.80% for Institutional Class. 1.40% for Class A and 1.40% for Class D, reflects net annualized expenses after application of an expense reduction of 0.98%.

Annual Report	March 31, 2008	5

PIMCO RealRetirement 2040 Fund

The Fund’s audited financial statements do not cover a period of at least months.

Thus, no discussion of Fund performance is included.

Expense Example
Actual Performance

	Beginning Account Value (03/31/08)	Ending Account Value (03/31/08)	Expenses Paid During Period(a)
Institutional Class	$1,000.00	$1,000.00	$4.25
Class A	1,000.00	1,000.00	7.25
Class D	1,000.00	1,000.00	7.25

Hypothetical Performance (5% return before expenses)

	Beginning Account Value (03/31/08)	Ending Account Value (03/31/08)	Expenses Paid During Period(a)
Institutional Class	$1,000.00	$1,020.75	$4.29
Class A	1,000.00	1,017.75	7.31
Class D	1,000.00	1,017.75	7.31

(a) For each class of the Fund, expenses are equal to the next expense ratio for the class (0.85% Institutional Class, 1.45% for Class A, 1.45% for Class D). The annualized expense ratio of 0.85% for Institutional Class. 1.45% for Class A and 1.45% for Class D, reflects net annualized expenses after application of an expense reduction of 0.95%.

6	PIMCO Funds	RealRetirement Fund

PIMCO RealRetirement 2050 Fund

The Fund’s audited financial statements do not cover a period of at least months.

Thus, no discussion of Fund performance is included.

Expense Example
Actual Performance

	Beginning Account Value (03/31/08)	Ending Account Value (03/31/08)	Expenses Paid During Period(a)
Institutional Class	$1,000.00	$1,000.00	$4.25
Class A	1,000.00	1,000.00	7.25
Class D	1,000.00	1,000.00	7.25

Hypothetical Performance (5% return before expenses)

	Beginning Account Value (03/31/08)	Ending Account Value (03/31/08)	Expenses Paid During Period(a)
Institutional Class	$1,000.00	$1,020.75	$4.29
Class A	1,000.00	1,017.75	7.31
Class D	1,000.00	1,017.75	7.31

(a) For each class of the Fund, expenses are equal to the next expense ratio for the class (0.85% Institutional Class, 1.45% for Class A, 1.45% for Class D). The annualized expense ratio of 0.85% for Institutional Class. 1.45% for Class A and 1.45% for Class D, reflects net annualized expenses after application of an expense reduction of 0.90%.

Annual Report	March 31, 2008	7

Financial Highlights

Selected Per Share Data for the Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

RealRetirement™ 2010 Fund
Institutional Class
03/31/2008 - 03/31/2008	$10.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class D
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00

RealRetirement™ 2020 Fund
Institutional Class
03/31/2008 - 03/31/2008	$10.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class D
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00

RealRetirement™ 2030 Fund
Institutional Class
03/31/2008 - 03/31/2008	$10.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class D
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00

RealRetirement™ 2040 Fund
Institutional Class
03/31/2008 - 03/31/2008	$10.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class D
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00

RealRetirement™ 2050 Fund
Institutional Class
03/31/2008 - 03/31/2008	$10.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00
Class D
03/31/2008 - 03/31/2008	10.00	0.00	0.00	0.00	0.00	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.

8	PIMCO Funds	RealRetirement Fund	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$0.00	$10.00	0.00%	$3,000	0.14	%*	0.14	%*	(0.14	)%*	0%

0.00	0.00	10.00	0.00	10	0.74	*	0.74	*	(0.74	)*	0

0.00	0.00	10.00	0.00	10	0.74	*	0.74	*	(0.74	)*	0

$0.00	$0.00	$10.00	0.00%	$3,000	0.14	%*	0.14	%*	(0.14	)%*	0%

0.00	0.00	10.00	0.00	10	0.74	*	0.74	*	(0.74	)*	0

0.00	0.00	10.00	0.00	10	0.74	*	0.74	*	(0.74	)*	0

$0.00	$0.00	$10.00	0.00%	$3,000	0.16	%*	0.16	%*	(0.16	)%*	0%

0.00	0.00	10.00	0.00	10	0.76	*	0.76	*	(0.76	)*	0

0.00	0.00	10.00	0.00	10	0.76	*	0.76	*	(0.76	)*	0

$0.00	$0.00	$10.00	0.00%	$3,000	0.24	%*	0.24	%*	(0.24	)%*	0%

0.00	0.00	10.00	0.00	10	0.84	*	0.84	*	(0.84	)*	0

0.00	0.00	10.00	0.00	10	0.84	*	0.84	*	(0.84	)*	0

$0.00	$0.00	$10.00	0.00%	$3,000	0.29	%*	0.29	%*	(0.29	)%*	0%

0.00	0.00	10.00	0.00	10	0.89	*	0.89	*	(0.89	)*	0

0.00	0.00	10.00	0.00	10	0.89	*	0.89	*	(0.89	)*	0

Annual Report	March 31, 2008	9

Statements of Assets and Liabilities	March 31, 2008

(Amounts in thousands, except per share amounts)	RealRetirement™ 2010 Fund	RealRetirement™ 2020 Fund	RealRetirement™ 2030 Fund	RealRetirement™ 2040 Fund	RealRetirement™ 2050 Fund

Assets:
Investments, at value	$0	$30	$108	$300	$300
Investments in Affiliates, at value	3,000	2,970	2,892	2,700	2,700
Receivable for Fund shares sold	3,020	3,020	3,020	3,020	3,020
	6,020	6,020	6,020	6,020	6,020

Liabilities:
Payable for investments purchased	$0	$30	$108	$300	$300
Payable for investments in Affiliates purchased	3,000	2,970	2,892	2,700	2,700
	3,000	3,000	3,000	3,000	3,000

Net Assets	$3,020	$3,020	$3,020	$3,020	$3,020

Net Assets Consist of:
Paid in capital	$3,020	$3,020	$3,020	$3,020	$3,020
Undistributed (overdistributed) net investment income	0	0	0	0	0
Accumulated undistributed net realized gain (loss)	0	0	0	0	0
Net unrealized appreciation (depreciation)	0	0	0	0	0
	$3,020	$3,020	$3,020	$3,020	$3,020

Net Assets:
Institutional Class	$3,000	$3,000	$3,000	$3,000	$3,000
Class A	10	10	10	10	10
Class D	10	10	10	10	10

Shares Issued and Outstanding:
Institutional Class	300	300	300	300	300
Class A	1	1	1	1	1
Class D	1	1	1	1	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.00	$10.00	$10.00	$10.00	$10.00
Class A	10.00	10.00	10.00	10.00	10.00
Class D	10.00	10.00	10.00	10.00	10.00

Cost of Investments Owned	$0	$30	$108	$300	$300
Cost of Investments in Affiliates Owned	$3,000	$2,970	$2,892	$2,700	$2,700

10	PIMCO Funds	RealRetirement Fund	See Accompanying Notes

Statements of Operations	March 31, 2008

Period Ended March 31, 2008
(Amounts in thousands)	RealRetirement™ 2010 Fund	RealRetirement™ 2020 Fund	RealRetirement™ 2030 Fund	RealRetirement™ 2040 Fund	RealRetirement™ 2050 Fund

Investment Income:
Interest	$0	$0	$0	$0	$0
Dividends	0	0	0	0	0
Dividends from Affiliate investments	0	0	0	0	0
Miscellaneous income	0	0	0	0	0
Total Income	0	0	0	0	0

Expenses:
Investment advisory fees	0	0	0	0	0
Administrative fees	0	0	0	0	0
Distribution and/or servicing fees - Institutional Class	0	0	0	0	0
Distribution fees - Class A	0	0	0	0	0
Distribution fees - Class D	0	0	0	0	0
Servicing fees - Class A	0	0	0	0	0
Servicing fees - Class D	0	0	0	0	0
Dividends on securities sold short	0	0	0	0	0
Trustees’ fees	0	0	0	0	0
Interest expense	0	0	0	0	0
Tax expense	0	0	0	0	0
Recoupment payable to Manager	0	0	0	0	0
Miscellaneous expense	0	0	0	0	0
Total Expenses	0	0	0	0	0
Reimbursement by Manager	0	0	0	0	0
Net Expenses	0	0	0	0	0

Net Investment Income	0	0	0	0	0

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	0	0	0
Net realized gain (loss) on Affiliate investments	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	0	0	0	0
Net realized gain (loss) on futures contracts, written options and swaps	0	0	0	0	0
Net realized gain (loss) on foreign currency transactions	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on investments	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	0	0
Net Gain (Loss)	0	0	0	0	0

Net Increase (Decrease) in Net Assets Resulting from Operations	$0	$0	$0	$0	$0

See Accompanying Notes	Annual Report	March 31, 2008	11

Statements of Changes in Net Assets	March 31, 2008

	RealRetirement™ 2010 Fund	RealRetirement™ 2020 Fund	RealRetirement™ 2030 Fund	RealRetirement™ 2040 Fund	RealRetirement™ 2050 Fund

(Amounts in thousands)	Period from March 31, 2008 to March 31, 2008	Period from March 31, 2008 to March 31, 2008	Period from March 31, 2008 to March 31, 2008	Period from March 31, 2008 to March 31, 2008	Period from March 31, 2008 to March 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$0	$0	$0	$0	$0
Net realized gain (loss)	0	0	0	0	0
Net realized gain (loss) on Affiliate investments	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	0
Net change in unrealized apprec (deprec) on Affiliate investments	0	0	0	0	0
Net increase (decrease) resulting from operations	0	0	0	0	0

Fund Share Transactions:
Receipts for shares sold
Institutional Class	3,000	3,000	3,000	3,000	3,000
Class A	10	10	10	10	10
Class D	10	10	10	10	10
Net increase resulting from Fund share transactions	3,020	3,020	3,020	3,020	3,020

Total Increase in Net Assets	3,020	3,020	3,020	3,020	3,020

Net Assets:
Beginning of period	0	0	0	0	0
End of period*	$3,020	$3,020	$3,020	$3,020	$3,020

*Including undistributed (overdistributed) net investment income of:	$0	$0	$0	$0	$0

12	PIMCO Funds	RealRetirement Fund	See Accompanying Notes

Schedule of Investments RealRetirement™ 2010 Fund	March 31, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 99.3%
CommodityRealReturn Strategy Fund®	16,375	$300
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	49,466	510
Real Return Fund	49,782	570
RealEstateRealReturn Strategy Fund	74,380	450
Small Cap StocksPLUS® TR Strategy Fund	19,846	180
StocksPLUS® Fund	30,151	300
Total Return Fund	63,245	690

Total PIMCO Funds (Cost $3,000)		3,000

Total Investments 99.3% (Cost $3,000)		$3,000

Other Assets and Liabilities (Net) 0.7%		20

Net Assets 100.0%		$3,020

Notes to Schedule of Investments:

(a)	The RealRetirement™ 2010 Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes	Annual Report	March 31, 2008	13

Schedule of Investments RealRetirement™ 2020 Fund	March 31, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 98.3%
CommodityRealReturn Strategy Fund®	19,651	$360
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	54,704	564
Real Return Fund	37,729	432
RealEstateRealReturn Strategy Fund	74,380	450
Small Cap StocksPLUS® TR Strategy Fund	25,799	234
StocksPLUS® Fund	34,372	342
Total Return Fund	53,896	588

Total PIMCO Funds (Cost $2,970)		2,970

EXCHANGE-TRADED FUNDS 1.0%
iShares MSCI Emerging Markets Index Fund	223	30

Total Exchange-Traded Funds (Cost $30)		30

Total Investments 99.3% (Cost $3,000)		$3,000

Other Assets and Liabilities (Net) 0.7%		20

Net Assets 100.0%		$3,020

Notes to Schedule of Investments:

(a)	The RealRetirement™ 2020 Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

14	PIMCO Funds	RealRetirement Fund	See Accompanying Notes

Schedule of Investments RealRetirement™ 2030 Fund	March 31, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 95.7%
CommodityRealReturn Strategy Fund®	24,563	$450
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	58,196	600
Real Return Fund	14,149	162
RealEstateRealReturn Strategy Fund	74,380	450
Small Cap StocksPLUS® TR Strategy Fund	34,399	312
StocksPLUS® Fund	40,402	402
Total Return Fund	47,296	516

Total PIMCO Funds (Cost $2,892)		2,892

EXCHANGE-TRADED FUNDS 3.6%
iShares MSCI Emerging Markets Index Fund	804	108

Total Exchange-Traded Funds (Cost $108)		108

Total Investments 99.3% (Cost $3,000)		$3,000

Other Assets and Liabilities (Net) 0.7%		20

Net Assets 100.0%		$3,020

Notes to Schedule of Investments:

(a)	The RealRetirement™ 2030 Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes	Annual Report	March 31, 2008	15

Schedule of Investments RealRetirement™ 2040 Fund	March 31, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 87.4%
CommodityRealReturn Strategy Fund®	22,598	$414
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	57,032	588
RealEstateRealReturn Strategy Fund	74,380	450
Small Cap StocksPLUS® TR Strategy Fund	45,645	414
StocksPLUS® Fund	54,875	546
Total Return Fund	20,898	228

Total PIMCO Funds (Cost $2,640)		2,640

ALLIANZ FUNDS (a)(c) 2.0%
Allianz NACM Emerging Markets Opportunities Fund	1,992	60

Total Allianz Funds (Cost $60)		60

EXCHANGE-TRADED FUNDS 9.9%
iShares MSCI Emerging Markets Index Fund	1,116	150
Vanguard Emerging Markets	1,596	150

Total Exchange-Traded Funds (Cost $300)		300

Total Investments 99.3% (Cost $3,000)		$3,000

Other Assets and Liabilities (Net) 0.7%		20

Net Assets 100.0%		$3,020

Notes to Schedule of Investments:

(a)	The RealRetirement™ 2040 Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Institutional Class Shares of each Allianz Fund.

16	PIMCO Funds	RealRetirement Fund	See Accompanying Notes

Schedule of Investments RealRetirement™ 2050 Fund	March 31, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 84.4%
CommodityRealReturn Strategy Fund®	6,550	$120
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	58,196	600
RealEstateRealReturn Strategy Fund	74,380	450
Small Cap StocksPLUS® TR Strategy Fund	49,614	450
StocksPLUS® Fund	87,437	870
Total Return Fund	5,500	60

Total PIMCO Funds (Cost $2,550)		2,550

ALLIANZ FUNDS (a)(c) 5.0%
Allianz NACM Emerging Markets Opportunities Fund	4,980	150

Total Allianz Funds (Cost $150)		150

EXCHANGE-TRADED FUNDS 9.9%
iShares MSCI Emerging Markets Index Fund	1,116	150
Vanguard Emerging Markets	1,595	150

Total Exchange-Traded Funds (Cost $300)		300

Total Investments 99.3% (Cost $3,000)		$3,000

Other Assets and Liabilities (Net) 0.7%		20

Net Assets 100.0%		$3,020

Notes to Schedule of Investments:

(a)	The RealRetirement™ 2050 Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Institutional Class Shares of each Allianz Fund.

See Accompanying Notes	Annual Report	March 31, 2008	17

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Institutional, A and D Classes of five funds (the “Funds”) offered by the Trust. The Funds’ inception date was March 31, 2008.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company

LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income

18	PIMCO Funds	RealRetirement Fund

March 31, 2008

dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(g) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(h) New Accounting Pronouncements  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement in the Funds’ semiannual financial statements for the period ending September 30, 2008.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Administrative Fee

Fund Name	All Classes	Institutional Class	Class A	Class D
RealRetirementTM 2010 Fund(1)	0.70%	0.05%	0.40%	0.40%
RealRetirementTM 2020 Fund(1)	0.70%	0.05%	0.40%	0.40%
RealRetirementTM 2030 Fund(1)	0.75%	0.05%	0.40%	0.40%
RealRetirementTM 2040 Fund(1)	0.80%	0.05%	0.40%	0.40%
RealRetirementTM 2050 Fund(1)	0.80%	0.05%	0.40%	0.40%

(1)

PIMCO has contractually agreed to waive the advisory fee and the administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

Annual Report	March 31, 2008	19

Notes to Financial Statements  (Cont.)

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium.

Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Institutional Class
All Funds	—	—
Class A
All Funds	—	0.25%
Class D
All Funds	—	0.25%

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds’ administrative fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Class A	Class D
RealRetirementTM 2010 Fund	0.05%	0.40%	0.40%
RealRetirementTM 2020 Fund	0.05%	0.40%	0.40%
RealRetirementTM 2030 Fund	0.05%	0.40%	0.40%
RealRetirementTM 2040 Fund	0.05%	0.40%	0.40%
RealRetirementTM 2050 Fund	0.05%	0.40%	0.40%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. Organizational expenses will be recorded during the year ended March 31, 2009.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(f) Acquired Fund Fees and Expenses (Underlying Fund Expenses)  The Underlying Fund expenses for the Funds are based upon an allocation of a Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of a Fund’s assets.

PIMCO has contractually agreed to waive, first, the administrative fee and, to the extent necessary, the advisory fee it receives from the Funds in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Funds in connection with the Funds’ investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Funds. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

20	PIMCO Funds	RealRetirement Fund

March 31, 2008

The RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds’ invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). These Underlying Funds are considered to be affiliated with the RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the year ended March 31, 2008 (amounts in thousands):

RealRetirement™ 2010 Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2008	Dividend Income	Net Capital and Realized Gain
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	$0	$510	$0	$0	$510	$0	$0
Real Return Fund	0	570	0	0	570	0	0
RealEstateRealReturn Strategy Fund	0	450	0	0	450	0	0
Small Cap StocksPLUS® TR Strategy Fund	0	180	0	0	180	0	0
StocksPLUS® Fund	0	300	0	0	300	0	0
Total Return Fund	0	690	0	0	690	0	0
CommodityRealReturn Strategy Fund®	0	300	0	0	300	0	0
Totals	$0	$3,000	$0	$0	$3,000	$0	$0

RealRetirement™ 2020 Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2008	Dividend Income	Net Capital and Realized Gain
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	$0	$564	$0	$0	$564	$0	$0
Real Return Fund	0	432	0	0	432	0	0
RealEstateRealReturn Strategy Fund	0	450	0	0	450	0	0
Small Cap StocksPLUS® TR Strategy Fund	0	234	0	0	234	0	0
StocksPLUS® Fund	0	342	0	0	342	0	0
Total Return Fund	0	588	0	0	588	0	0
CommodityRealReturn Strategy Fund®	0	360	0	0	360	0	0
Totals	$0	$2,970	$0	$0	$2,970	$0	$0

RealRetirement™ 2030 Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2008	Dividend Income	Net Capital and Realized Gain
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	$0	$600	$0	$0	$600	$0	$0
Real Return Fund	0	162	0	0	162	0	0
RealEstateRealReturn Strategy Fund	0	450	0	0	450	0	0
Small Cap StocksPLUS® TR Strategy Fund	0	312	0	0	312	0	0
StocksPLUS® Fund	0	402	0	0	402	0	0
Total Return Fund	0	516	0	0	516	0	0
CommodityRealReturn Strategy Fund®	0	450	0	0	450	0	0
Totals	$0	$2,892	$0	$0	$2,892	$0	$0

RealRetirement™ 2040 Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2008	Dividend Income	Net Capital and Realized Gain
Allianz NACM Emerging Markets Opportunities Fund	$0	$60	$0	$0	$60	$0	$0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	588	0	0	588	0	0
RealEstateRealReturn Strategy Fund	0	450	0	0	450	0	0
Small Cap StocksPLUS® TR Strategy Fund	0	414	0	0	414	0	0
StocksPLUS® Fund	0	546	0	0	546	0	0
Total Return Fund	0	228	0	0	228	0	0
CommodityRealReturn Strategy Fund®	0	414	0	0	414	0	0
Totals	$0	$2,700	$0	$0	$2,700	$0	$0

Annual Report	March 31, 2008	21

Notes to Financial Statements  (Cont.)

RealRetirement™ 2050 Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2008	Dividend Income	Net Capital and Realized Gain
Allianz NACM Emerging Markets Opportunities Fund	$0	$150	$0	$0	$150	$0	$0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	600	0	0	600	0	0
RealEstateRealReturn Strategy Fund	0	450	0	0	450	0	0
Small Cap StocksPLUS® TR Strategy Fund	0	450	0	0	450	0	0
StocksPLUS® Fund	0	870	0	0	870	0	0
Total Return Fund	0	60	0	0	60	0	0
CommodityRealReturn Strategy Fund®	0	120	0	0	120	0	0
Totals	$0	$2,700	$0	$0	$2,700	$0	$0

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
RealRetirementTM 2010 Fund	$0	$0	$3,000	$0
RealRetirementTM 2020 Fund	0	0	3,000	0
RealRetirementTM 2030 Fund	0	0	3,000	0
RealRetirementTM 2040 Fund	0	0	3,000	0
RealRetirementTM 2050 Fund	0	0	3,000	0

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	RealRetirementTM Fund 2010		RealRetirementTM Fund 2020		RealRetirementTM Fund 2030
	Period from 03/31/2008 to 03/31/2008		Period from 03/31/2008 to 03/31/2008		Period from 03/31/2008 to 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	300	$3,000	300	$3,000	300	$3,000
Class A	1	10	1	10	1	10
Class D	1	10	1	10	1	10
Issued as reinvestment of distributions
Institutional Class	0	0	0	0	0	0
Class A	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	0	0	0	0	0	0
Class A	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Net increase resulting from Fund share transactions	302	$3,020	302	$3,020	302	$3,020

22	PIMCO Funds	RealRetirement Fund

March 31, 2008

	RealRetirementTM Fund 2040		RealRetirementTM Fund 2050
	Period from 03/31/2008 to 03/31/2008		Period from 03/31/2008 to 03/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	300	$3,000	300	$3,000
Class A	1	10	1	10
Class D	1	10	1	10
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Class A	0	0	0	0
Class D	0	0	0	0
Cost of shares redeemed
Institutional Class	0	0	0	0
Class A	0	0	0	0
Class D	0	0	0	0
Net increase resulting from Fund share transactions	302	$3,020	302	$3,020

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints were filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by

Annual Report	March 31, 2008	23

Notes to Financial Statements  (Cont.)

taxing authorities. The Funds adopted the provisions of FIN 48 on March 31, 2008. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U. S. tax returns. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2008, the aggregate cost and net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ Depreciation
RealRetirementTM 2010 Fund	$3,000	$0	$0	$0
RealRetirementTM 2020 Fund	3,000	0	0	0
RealRetirementTM 2030 Fund	3,000	0	0	0
RealRetirementTM 2040 Fund	3,000	0	0	0
RealRetirementTM 2050 Fund	3,000	0	0	0

24	PIMCO Funds	RealRetirement Fund

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	NAB	National Australia Bank Limited
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOA	Bank of America	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	SOG	Societe Generale
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.	WAC	Wachovia Bank N.A.
CITI	Citibank N.A.	MLP	Merrill Lynch & Co., Inc.
CBA	Commonwealth Bank of Australia	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HUF	Hungarian Forint	PHP	Philippines Peso
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian Leu
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SAR	Saudi Riyal
CNY	Chinese Yuan Renminbi	KRW	South Korean Won	SEK	Swedish Krona
COP	Colombia Peso	KZT	Kazakhstan Tenge	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	SKK	Slovakian Koruna
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish Lira
EGP	Egyptian Pound	MYR	Mexican Peso	TWD	Taiwan Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound Sterling	NZD	New Zealand Dollar	UYU	Uruguay Peso
HKD	Hong Kong Dollar	PEN	Peruvian Nuevo Sol	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	MBS	Mortgage-Backed Security
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International
EM	Emerging Markets	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Annual Report	March 31, 2008	25

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class D and Institutional Class Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class D, and Institutional Class shares present fairly, in all material respects, the financial position of the RealRetirement 2010 Fund, RealRetirement 2020 Fund, RealRetirement 2030 Fund, RealRetirement 2040 Fund, and RealRetirement 2050 Fund, five of the seventy Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights of the Funds for the Class A, Class D and Institutional Class shares for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2008

26	PIMCO Funds	RealRetirement Fund

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (48) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO. Formerly, Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (48) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

E. Philip Cannon (67) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (73) Trustee	02/1995 to Present	Private Investor. Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

J. Michael Hagan (68) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies). Formerly, Director, Remedy Temp (staffing). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (70) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor. Formerly, Director, New Century Financial Corporation (mortgage banking). Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Variable Insurance Trust.

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2008	27

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (50) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (43) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (45) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (62) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (45) Vice President - Senior Counsel and Secretary	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Joshua D. Ratner (31) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Henrik P. Larsen (38) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (50) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (40) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (33) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (38) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

28	PIMCO Funds	RealRetirement Fund

Approval of Investment Advisory Contract and Administration Agreement

On February 26, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees (the “Independent Trustees”), approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of PIMCO RealRetirement 2010 Fund, PIMCO RealRetirement 2020 Fund, PIMCO RealRetirement 2030 Fund, PIMCO RealRetirement 2040 Fund, and PIMCO RealRetirement 2050 Fund, new series of the Trust (each a “Fund” and, together, the “Funds”). The Agreements are currently in effect with respect to other series of the Trust.

The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

In considering whether to approve the Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to investment performance and expense ratios of funds with investment objectives and policies similar to those of the Funds. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee and performance data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements.

The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit each Fund and its shareholders.

3.	Investment Performance

As the Funds were new series at the time of the Board meeting, certain information such as fund performance, was not available with respect to the Funds.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for each Fund, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to potential investors.

The Board reviewed the proposed advisory fee, administration fee and estimated total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the fees and expenses of other similar funds. The Board considered that the proposed advisory fee for RealRetirement 2030 Fund, RealRetirement 2040 Fund, and RealRetirement 2050 Fund would periodically decrease at specified periods in the future as these Funds approach their target date.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO would provide or procure administrative services and bear the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal,

Annual Report	March 31, 2008	29

Approval of Investment Advisory Contract and Administration Agreement  (Cont.)

transfer agency and printing costs. The Board noted that the unified administrative fee creates a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute for other series of the Trust. The Board concluded that each Fund’s proposed administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to each Fund and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

The Board noted that PIMCO proposed to contractually waive the advisory fee and the administrative fee it received from each Fund in an amount equal to the expenses attributable to advisory and administrative fees of the underlying PIMCO Funds indirectly incurred by each Fund in connection with its investments in underlying PIMCO Funds. The Board also noted that PIMCO proposed to reduce total annual fund operating expenses by waiving a portion of its administrative fee or reimbursing each Fund, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of the Fund’s advisory fee, distribution and service fees (as applicable), administrative fee and other expenses borne by the Fund not covered by the administrative fee, plus 0.49 basis points.

Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of each Fund, are reasonable and approval of the Agreements would likely benefit each Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Funds were new series at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the Funds was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio).

The Board concluded that each Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each Fund, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the various series of the Trust, including the Funds. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to each Fund and its shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant each Fund’s Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each Fund, and that the approval of the Agreements was in the best interests of each Fund and its shareholders.

30	PIMCO Funds	RealRetirement Fund

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

	(a)	The Board of Directors has determined that J. Michael Hagan, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Hagan is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

	(a)	Fiscal Year Ended	Audit Fees
		March 31, 2008	$2,665,859
		March 31, 2007	$2,081,832

	(b)	Fiscal Year Ended	Audit-Related Fees(1)
		March 31, 2008	$25,408
		March 31, 2007	$80,600

	(c)	Fiscal Year Ended	Tax Fees(2)
		March 31, 2008	$7,632
		March 31, 2007	$11,840

	(d)	Fiscal Year Ended	All Other Fees(3)
		March 31, 2008	$ —
		March 31, 2007	$ —

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1) Includes aggregate fees billed for review of the Registrant’s semi-annual reports to shareholders and additional Form N-1A filing review.

(2) Includes aggregate fees billed for review of the Registrant’s tax returns and tax consulting services.

(3) There were no “Other Fees” for the last two fiscal years.

	(e)	Pre-approval policies and procedures

	(1)	The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

	(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity

Entity	March 31, 2008	March 31, 2007
PIMCO Funds	$33,040	$92,440
Pacific Investment Management Company LLC (“PIMCO”)	$943,624	$438,646

Totals	$976,664	$531,086

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser that provides ongoing services to the Registrant’s which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee is comprised of:

E. Philip Cannon;

Vern O. Curtis;

J. Michael Hagan;

William J. Popejoy

Item 6.	Schedule of Investments.

Please note that the Registrant has included a summary schedule of portfolio securities of the Total Return Fund in its annual reports to shareholders, a copy of which is included under Item 1, for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

March 31, 2008

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.6%
Allied Waste North America, Inc.
4.060% due 03/28/2014	$1,355	$1,284
4.080% due 03/28/2014	1,581	1,497
4.570% due 03/28/2014	2,899	2,745
4.590% due 03/28/2014	239	226
4.600% due 03/28/2014	3,629	3,437
Community Health Systems, Inc.
4.000% due 07/02/2014	974	900
5.335% due 07/25/2014	19,054	17,605
CSC Holdings, Inc.
4.750% due 03/30/2013	37,497	35,136
Daimler Finance North America LLC
6.800% due 08/03/2012	524,278	436,097
DaVita, Inc.
4.570% due 10/05/2012	629	592
4.600% due 10/05/2012	1,075	1,012
4.630% due 10/05/2012	8,194	7,716
5.760% due 10/05/2012	1,218	1,147
6.230% due 10/05/2012	6,841	6,442
6.730% due 10/05/2012	3,496	3,292
Dex Media West LLC
4.410% due 09/09/2010	719	692
4.530% due 09/09/2010	1,079	1,038
4.580% due 09/09/2010	1,439	1,384
6.330% due 09/09/2010	62	60
First Data Corp.
5.349% due 09/24/2014	931	840
7.580% due 09/24/2014	69	62
Ford Motor Co.
5.800% due 12/15/2013	21,670	17,814
Freescale Semiconductor, Inc.
4.861% due 12/01/2013	2,970	2,512
Fresenius Medical Care Capital Trust
3.954% due 03/22/2013	182	175
4.071% due 03/22/2013	446	427
4.460% due 03/22/2013	52	50
5.818% due 03/22/2013	26	25
General Motors Corp.
7.056% due 11/29/2013	34,640	30,922
Georgia-Pacific Corp.
4.446% due 12/20/2012	2,761	2,565
4.740% due 12/20/2012	33,413	31,042
4.835% due 12/20/2012	3,903	3,626
HCA, Inc.
4.696% due 11/16/2012	17,316	15,777
4.946% due 11/16/2013	4,975	4,583
Health Management Associates, Inc.
6.580% due 02/28/2014	4,859	4,233
Idearc, Inc.
6.330% due 11/17/2013	15,000	12,484
Las Vegas Sands Corp.
3.000% due 05/15/2014	9,900	8,772
4.450% due 05/23/2014	39,402	34,911
Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	1,950	1,551
8.108% due 04/08/2012	29,314	23,323
Mylan Laboratories, Inc.
5.938% due 10/02/2014	3,912	3,782
6.250% due 10/02/2014	6,088	5,884
NRG Energy, Inc.
4.196% due 02/01/2013	9,408	8,826
4.346% due 02/01/2013	11,553	10,839
6.580% due 02/01/2013	2,964	2,781
RH Donnelley Corp.
4.100% due 06/30/2011	509	474
4.200% due 06/30/2011	148	138
4.300% due 06/30/2011	1,357	1,263
4.500% due 06/30/2011	678	631
4.570% due 03/09/2010	1,652	1,587
4.590% due 09/09/2010	360	335
4.590% due 06/30/2011	468	436
4.600% due 06/30/2011	678	631
4.750% due 06/30/2011	254	236
5.480% due 09/09/2010	535	516
6.330% due 03/09/2010	39	38
Sensata Technologies, Inc.
5.056% due 04/27/2013	4,950	4,306
5.058% due 04/27/2013	13	11
TXU Technology
6.478% due 10/10/2014	2,318	2,113
6.596% due 10/10/2014	18,682	17,021
Yell Group PLC
5.122% due 02/10/2013	33,000	27,691

Total Bank Loan Obligations (Cost $912,672)		807,535

CORPORATE BONDS & NOTES 25.5%

Banking & Finance 19.8%
ABX Financing Co.
5.750% due 10/15/2016	10,000	10,075
ACE INA Holdings, Inc.
5.700% due 02/15/2017	50	50
AIG SunAmerica Global Financing X
6.900% due 03/15/2032	10,000	10,064
AIG-Fp Matched Funding Corp.
2.800% due 06/16/2008	100,000	99,672
Allstate Corp.
6.125% due 12/15/2032	150	144
6.125% due 05/15/2037	1,500	1,384
Allstate Life Global Funding Trusts
2.639% due 03/23/2009	50,000	49,912
American Express Bank FSB
2.616% due 09/26/2008	27,800	27,726
6.000% due 09/13/2017	309,400	302,377
American Express Centurion Bank
2.835% due 04/17/2009	89,100	88,841
2.978% due 12/17/2009	5,000	4,910
6.000% due 09/13/2017	309,400	300,880
American Express Co.
5.250% due 09/12/2011	600	604
5.500% due 09/12/2016	150	145
6.150% due 08/28/2017	53,500	53,385
7.000% due 03/19/2018	203,500	214,176
American Express Credit Corp.
2.609% due 12/19/2008	10,000	9,984
3.000% due 05/16/2008	150	150
3.140% due 04/06/2009	20,300	20,149
3.179% due 03/02/2009	2,480	2,466
American General Corp.
7.500% due 08/11/2010	250	268
American General Finance Corp.
2.750% due 06/15/2008	500	498
2.785% due 06/27/2008	49,940	49,668
5.375% due 10/01/2012	200	197
5.400% due 12/01/2015	100	91
6.900% due 12/15/2017	200,400	196,323
American Honda Finance Corp.
3.050% due 03/09/2009	61,080	61,111
3.148% due 05/12/2009	94,600	94,618
American International Group, Inc.
2.599% due 06/23/2008	70,600	70,291
2.868% due 06/16/2009	15,000	14,999
3.346% due 01/29/2010	217,600	217,178
5.050% due 10/01/2015	41,300	40,366
5.375% due 10/18/2011	4,000	4,064
5.850% due 01/16/2018	165,420	162,751
6.250% due 05/01/2036	100,000	94,876
Ameriprise Financial, Inc.
5.350% due 11/15/2010	145	149
Anadarko Finance Co.
6.750% due 05/01/2011	10,000	10,700
ANZ National International Ltd.
3.168% due 08/07/2009	45,000	44,921
Asian Development Bank
5.820% due 06/16/2028	1,100	1,225
Associates Corp. of North America
8.550% due 07/15/2009	250	264
AXA Financial, Inc.
7.750% due 08/01/2010	100	109
Bank of America Corp.
2.662% due 03/24/2009	47,300	47,261
2.681% due 09/25/2009	102,700	101,708
2.964% due 09/18/2009	100	99
3.155% due 11/06/2009	123,500	122,637
3.220% due 02/17/2009	11,000	10,993
3.346% due 02/11/2009	20,000	19,987
3.375% due 02/17/2009	150	150
4.637% due 10/14/2016	40,000	36,822
4.750% due 08/15/2013	500	503
5.125% due 11/15/2014	125	128
5.200% due 03/15/2018	100	96
5.750% due 12/01/2017	39,770	41,262
6.000% due 09/01/2017	198,720	209,456
7.250% due 10/15/2025	200	212
7.800% due 02/15/2010	500	535
Bank of America N.A.
2.764% due 12/18/2008	1,200	1,197
2.901% due 06/12/2009	165,460	164,630
3.080% due 06/15/2016	100,760	87,256
3.089% due 02/27/2009	229,600	229,185
6.000% due 10/15/2036	70,100	67,284
6.100% due 06/15/2017	1,600	1,683
Bank of Ireland
2.589% due 12/19/2008	50,100	50,059
Bank of New York Mellon Corp.
6.375% due 04/01/2012	200	213
Bank of Scotland PLC
2.818% due 07/17/2008	25,100	25,096
2.890% due 09/14/2009	100	99
4.037% due 07/17/2009	102,500	102,484
Bank One Corp.
2.625% due 06/30/2008	500	499
7.750% due 07/15/2025	200	225
Banque Paribas
6.875% due 03/01/2009	100	103
Barclays Bank PLC
5.450% due 09/12/2012	168,600	172,924
6.050% due 12/04/2017	174,980	171,101
7.434% due 09/29/2049	75,100	68,032

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
BB&T Corp.
4.750% due 10/01/2012	$145	$145
BBVA U.S. Senior S.A. Unipersonal
4.068% due 04/17/2009	200,000	199,875
Bear Stearns Cos., Inc.
2.786% due 03/30/2009	241,450	229,560
2.875% due 07/02/2008	500	488
3.160% due 08/21/2009	10,200	9,652
3.182% due 02/23/2010	200,300	190,647
3.245% due 01/07/2009	10,000	9,779
3.260% due 09/09/2009	19,980	19,187
3.456% due 04/29/2008	152,605	151,918
3.474% due 01/31/2011	50,000	45,900
3.551% due 01/30/2009	201,500	186,578
4.034% due 10/22/2010	5,000	4,622
4.326% due 07/19/2010	5,700	5,140
4.500% due 10/28/2010	215	203
6.950% due 08/10/2012	318,700	319,271
7.625% due 12/07/2009	80	79
Berkshire Hathaway Finance Corp.
3.375% due 10/15/2008	100	100
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,209
BHP Billiton Finance Ltd.
5.125% due 03/29/2012	10,000	10,178
BNP Paribas
5.186% due 06/29/2049	600	504
Boeing Capital Corp.
4.750% due 09/15/2008	70	71
6.100% due 03/01/2011	300	320
7.375% due 09/27/2010	135	149
C5 Capital SPV Ltd.
6.196% due 12/01/2049	15,000	14,816
C10 Capital SPV Ltd.
6.722% due 12/31/2049	39,500	36,622
Calabash Re Ltd.
13.700% due 01/08/2010	2,650	2,734
Capital One Financial Corp.
5.700% due 09/15/2011	7,000	6,614
6.750% due 09/15/2017	260,000	247,218
Caterpillar Financial Services Corp.
3.060% due 03/10/2009	28,560	28,507
3.130% due 05/18/2009	101,000	100,621
Charter One Bank N.A.
3.294% due 04/24/2009	100,000	99,423
CIT Group, Inc.
2.729% due 12/19/2008	20,000	18,027
3.021% due 03/12/2010	26,934	21,630
3.100% due 06/08/2009	82,375	68,244
3.190% due 08/17/2009	17,380	14,606
3.215% due 08/15/2008	8,400	7,755
3.302% due 05/23/2008	159,355	156,179
3.401% due 01/30/2009	230,175	200,369
3.524% due 07/28/2011	15,000	11,117
5.000% due 02/01/2015	150	118
6.000% due 02/15/2013	500	332
CitiFinancial, Inc.
6.625% due 06/01/2015	10,000	10,213
Citigroup Capital XXI
8.300% due 12/21/2057	263,530	260,439
Citigroup Funding, Inc.
2.599% due 04/23/2009	2,200	2,173
2.606% due 06/26/2009	300	296
2.980% due 12/08/2008	173,000	171,391
Citigroup Global Markets Holdings, Inc.
2.900% due 03/17/2009	400	395
3.359% due 08/03/2009	39,980	39,435
Citigroup, Inc.
2.695% due 12/26/2008	40,980	40,929
2.701% due 12/28/2009	143,330	140,381
3.130% due 06/09/2009	102,559	101,382
3.160% due 05/18/2011	100,000	95,850
3.162% due 05/02/2008	157,585	157,527
3.220% due 05/18/2010	182,550	178,439
3.291% due 01/30/2009	134,700	133,518
4.250% due 07/29/2009	300	300
5.000% due 09/15/2014	250	236
5.100% due 09/29/2011	3,000	3,002
5.300% due 10/17/2012	37,800	37,947
5.500% due 08/27/2012	93,000	93,655
5.850% due 07/02/2013	24,300	24,691
5.875% due 02/22/2033	75	63
6.000% due 08/15/2017	66,300	65,536
6.125% due 11/21/2017	100,000	100,104
6.125% due 08/25/2036	10,000	8,810
CNA Financial Corp.
5.850% due 12/15/2014	20,500	20,319
6.000% due 08/15/2011	25,000	25,717
6.600% due 12/15/2008	200	203
Commonwealth Bank of Australia
3.098% due 06/08/2009	96,300	96,306
Countrywide Financial Corp.
6.250% due 05/15/2016	25,000	20,327
Countrywide Home Loans, Inc.
4.125% due 09/15/2009	7,235	6,525
6.250% due 04/15/2009	5,000	4,632
Credit Suisse USA, Inc.
3.120% due 12/09/2008	26,380	26,332
5.375% due 03/02/2016	250	251
5.500% due 08/16/2011	400	415
5.500% due 08/15/2013	100	105
7.125% due 07/15/2032	40	42
DBS Bank Ltd.
3.290% due 05/16/2017	22,000	20,458
5.000% due 11/15/2019	8,000	7,350
Deutsche Bank AG
6.000% due 09/01/2017	361,100	376,895
DnB NOR Bank ASA
4.447% due 10/13/2009	100	100
East Lane Re Ltd.
9.239% due 05/06/2011	33,600	33,879
Eksportfinans A/S
4.750% due 12/15/2008	150	152
El Paso Performance-Linked Trust
7.750% due 07/15/2011	7,250	7,451
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	3,200	2,720
Export-Import Bank of China
4.875% due 07/21/2015	28,200	28,327
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	208	260
Ford Credit de Mexico S.A. de C.V.
4.242% due 03/20/2009	187,000	179,895
Ford Motor Credit Co. LLC
5.625% due 10/01/2008	28,966	28,481
5.700% due 01/15/2010	22,300	19,391
5.800% due 01/12/2009	77,899	74,227
5.828% due 01/15/2010	20,300	16,986
6.625% due 06/16/2008	83,430	82,491
6.750% due 08/15/2008	11,475	11,314
7.250% due 10/25/2011	3,900	3,209
7.375% due 02/01/2011	5,100	4,259
7.875% due 06/15/2010	82,528	72,027
Foundation Re II Ltd.
9.820% due 11/26/2010	40,850	41,717
GATX Financial Corp.
6.273% due 06/15/2011	10,355	10,838
General Electric Capital Corp.
2.619% due 05/19/2008	6,000	5,999
2.669% due 08/22/2008	37,500	37,492
2.672% due 06/20/2014	38,000	36,294
2.739% due 06/22/2009	29,760	29,773
2.840% due 03/16/2009	124,100	123,927
2.900% due 06/15/2009	145,265	145,192
2.920% due 12/15/2009	267,290	264,702
2.931% due 03/12/2010	8,500	8,458
2.941% due 12/12/2008	44,000	44,093
3.120% due 05/19/2008	176,796	176,899
3.156% due 05/10/2010	129,900	127,462
3.244% due 10/24/2008	100	100
3.250% due 06/15/2009	10,000	9,998
3.262% due 02/02/2009	102,768	102,546
3.274% due 10/26/2009	1,700	1,683
3.334% due 04/28/2011	49,970	49,067
3.344% due 07/28/2008	4,005	4,008
3.351% due 04/30/2009	10,479	10,476
3.475% due 05/05/2026	29,950	24,997
3.964% due 01/20/2010	197,600	196,329
3.994% due 10/21/2010	150,450	149,174
4.000% due 05/15/2010	100	100
4.125% due 09/01/2009	140	142
4.250% due 06/15/2012	1,596	1,595
4.686% due 01/05/2009	197,550	197,408
4.706% due 10/06/2010	30,100	29,618
4.820% due 01/08/2016	82,800	75,581
5.500% due 04/28/2011	9,000	9,465
5.875% due 01/14/2038	299,130	289,310
6.000% due 06/15/2012	675	721
6.125% due 02/22/2011	1,100	1,171
6.375% due 11/15/2067	230,200	225,733
6.750% due 03/15/2032	250	268
8.125% due 05/15/2012	250	285
8.310% due 04/13/2009	41,300	43,327
General Motors Acceptance Corp.
7.430% due 12/01/2021	533	538
Genworth Financial, Inc.
6.500% due 06/15/2034	160	148
Genworth Global Funding Trusts
2.860% due 02/10/2009	50,000	49,606
Glitnir Banki HF
4.154% due 04/20/2010	50,000	42,726
4.334% due 01/21/2011	10,000	7,624
4.421% due 01/18/2012	20,000	15,140
GMAC LLC
3.749% due 09/23/2008	42,000	39,629
4.315% due 05/15/2009	123,000	105,157
6.000% due 04/01/2011	15,000	11,637
6.000% due 12/15/2011	100	75
6.500% due 12/15/2018	200	108
6.700% due 06/15/2018	100	55
6.850% due 04/15/2016	200	116
7.000% due 02/15/2018	100	56

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
7.200% due 10/15/2017	$125	$71
7.250% due 09/15/2017	200	116
7.375% due 04/15/2018	100	58
Golden West Financial Corp.
4.750% due 10/01/2012	100	103
Goldman Sachs Group LP
3.796% due 02/09/2009	10,000	9,975
Goldman Sachs Group, Inc.
2.639% due 12/23/2008	103,000	102,362
2.679% due 12/23/2009	50,000	49,067
2.689% due 12/22/2008	209,375	207,915
2.689% due 06/23/2009	136,400	134,672
2.746% due 03/30/2009	4,700	4,654
2.971% due 06/28/2010	28,120	27,414
3.049% due 03/22/2016	10,000	8,707
3.150% due 11/16/2009	32,480	32,087
3.186% due 11/10/2008	41,000	40,789
3.276% due 03/02/2010	68,584	67,346
3.406% due 07/29/2008	244,670	244,101
3.875% due 01/15/2009	770	772
4.178% due 07/23/2009	15,570	15,437
4.750% due 07/15/2013	500	487
5.000% due 01/15/2011	11,500	11,735
5.250% due 10/15/2013	665	662
5.625% due 01/15/2017	150	144
5.700% due 09/01/2012	2,325	2,390
5.950% due 01/18/2018	270,000	268,054
6.125% due 02/15/2033	20,000	18,267
6.150% due 04/01/2018 (c)	58,100	58,164
6.250% due 09/01/2017	417,000	420,721
6.750% due 10/01/2037	293,300	273,700
6.875% due 01/15/2011	100	107
7.350% due 10/01/2009	150	158
Hartford Financial Services Group, Inc.
5.950% due 10/15/2036	175	155
HBOS Capital Funding LP
6.071% due 06/29/2049	10,000	8,796
HBOS PLC
3.420% due 02/06/2014	100	98
5.920% due 09/29/2049	37,900	27,929
6.657% due 05/29/2049	200	143
HCP, Inc.
5.950% due 09/15/2011	12,350	11,994
6.300% due 09/15/2016	13,000	11,150
Heller Financial, Inc.
7.375% due 11/01/2009	300	321
HSBC Bank USA N.A.
2.980% due 12/14/2009	9,700	9,654
5.875% due 11/01/2034	3,000	2,698
HSBC Capital Funding LP
4.610% due 12/29/2049	400	354
9.547% due 12/29/2049	43,400	46,708
10.176% due 12/29/2049	66,160	79,368
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	2,300	1,868
HSBC Finance Corp.
2.669% due 06/19/2009	158,250	150,082
2.930% due 09/15/2008	175,250	173,592
3.070% due 05/21/2008	96,900	96,943
3.154% due 12/05/2008	73,500	73,038
3.236% due 05/09/2008	9,350	9,349
3.346% due 05/10/2010	31,655	29,243
3.350% due 11/16/2009	63,479	60,605
3.506% due 06/01/2016	10,000	8,246
3.954% due 10/21/2009	72,100	69,614
4.250% due 06/15/2008	250	250
4.508% due 01/15/2014	15,000	13,261
4.750% due 05/15/2009	4,000	4,000
7.000% due 05/15/2012	315	327
HSBC Holdings PLC
6.500% due 05/02/2036	191,500	185,844
6.500% due 09/15/2037	104,000	98,972
7.500% due 07/15/2009	33,000	34,190
IBM International Group Capital LLC
3.646% due 07/29/2009	88,000	88,259
Infrastructure Finance Corp. Ltd. AID Bonds
5.378% due 03/26/2009	2,000	2,043
Inter-American Development Bank
7.375% due 01/15/2010	350	382
International Lease Finance Corp.
3.312% due 05/24/2010	43,180	40,893
4.234% due 04/20/2009	6,500	6,361
4.658% due 01/15/2010	34,630	33,214
4.750% due 07/01/2009	900	898
4.875% due 09/01/2010	160	159
5.059% due 07/11/2011	50,000	44,617
5.250% due 01/10/2013	15,000	14,708
5.300% due 04/15/2008	200	200
5.350% due 03/01/2012	20,000	19,721
5.400% due 02/15/2012	20,000	19,755
iStar Financial, Inc.
5.150% due 03/01/2012	10,000	7,406
5.950% due 10/15/2013	10,000	7,308
Jenkins-Empire Associates
6.840% due 08/01/2008	209	208
John Deere Capital Corp.
3.116% due 09/01/2009	25,000	24,891
4.308% due 04/15/2008	114,360	114,407
4.308% due 07/15/2008	1,000	1,000
4.500% due 08/25/2008	5,100	5,125
5.650% due 07/25/2011	9,000	9,544
7.000% due 03/15/2012	175	194
JPMorgan & Co., Inc. CPI Linked Bond
5.886% due 02/15/2012	600	618
JPMorgan Chase & Co.
2.649% due 12/22/2008	15,200	15,146
2.679% due 06/25/2010	1,300	1,268
3.170% due 03/09/2009	10,000	9,935
4.500% due 01/15/2012	4,000	4,047
4.875% due 03/15/2014	645	632
4.919% due 10/02/2009	52,700	52,141
5.250% due 05/01/2015	700	697
5.750% due 01/02/2013	45	47
6.000% due 01/15/2018	147,320	154,027
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	317,300	331,535
JPMorgan Chase Capital XV
5.875% due 03/15/2035	75	64
JPMorgan Chase Capital XX
6.550% due 09/29/2036	37,600	33,000
Kaupthing Bank HF
5.750% due 10/04/2011	30,000	23,972
Keycorp
2.706% due 05/26/2009	55,800	55,705
Kreditanstalt fuer Wiederaufbau
3.250% due 03/30/2009	250	251
4.875% due 01/17/2017	50	54
Landsbanki Islands HF
3.792% due 08/25/2009	18,000	16,326
6.100% due 08/25/2011	10,000	8,746
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015	175	190
Lehman Brothers Holdings, Inc.
2.649% due 12/23/2008	478,200	464,982
2.728% due 11/24/2008	8,000	7,801
2.788% due 04/03/2009	166,080	158,371
2.809% due 12/23/2010	100	85
3.115% due 05/29/2008	59,600	59,247
3.170% due 08/21/2009	101,000	96,757
3.170% due 11/16/2009	25,870	24,697
3.232% due 05/25/2010	48,400	43,325
3.938% due 01/23/2009	108,600	104,274
3.950% due 11/10/2009	100	95
3.984% due 10/22/2008	28,100	27,367
4.000% due 04/16/2019	90	88
5.625% due 01/24/2013	141,970	138,247
5.750% due 01/03/2017	200	181
6.200% due 09/26/2014	49,670	49,068
7.875% due 11/01/2009	65	66
Longpoint Re Ltd.
8.050% due 05/08/2010	87,500	88,703
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	4,500	4,736
10.375% due 10/15/2017 (e)	4,500	4,691
11.625% due 10/15/2017	6,000	6,030
M&I Marshall & Ilsley Bank
5.250% due 09/04/2012	125	121
MBNA Capital B
4.039% due 02/01/2027	7,000	5,859
MBNA Corp.
3.525% due 05/05/2008	10,000	10,008
6.125% due 03/01/2013	100	107
Mellon Bank N.A.
4.750% due 12/15/2014	50	49
Mellon Funding Corp.
5.000% due 12/01/2014	100	95
Merrill Lynch & Co., Inc.
2.629% due 12/22/2008	99,900	99,230
2.696% due 06/26/2009	5,000	4,906
2.900% due 06/16/2008	86,655	86,528
2.928% due 06/16/2008	75,000	74,888
3.158% due 08/14/2009	16,750	16,412
3.166% due 06/30/2008	6,300	6,227
3.168% due 08/22/2008	102,575	102,306
3.334% due 10/27/2008	82,000	81,606
3.341% due 01/30/2009	50,000	49,395
3.395% due 02/06/2009	78,400	77,534
4.250% due 02/08/2010	2,000	1,954
5.000% due 01/15/2015	200	186
6.050% due 08/15/2012	448,500	456,120
6.220% due 09/15/2026	115	97
6.400% due 08/28/2017	168,800	166,980
6.750% due 06/01/2028	115	99
MetLife, Inc.
5.375% due 12/15/2012	200	209
6.400% due 12/15/2036	69,900	55,717
Metropolitan Life Global Funding I
5.125% due 11/09/2011	4,325	4,498
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049	200	199

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
Morgan Stanley
3.206% due 02/09/2009	$119,785	$118,444
3.361% due 04/25/2008	49,970	49,966
3.468% due 05/14/2008	85,800	85,619
3.625% due 04/01/2008	500	500
4.134% due 01/22/2009	302,300	296,867
4.201% due 01/18/2011	600	561
4.250% due 05/15/2010	2,500	2,466
4.348% due 01/15/2010	49,700	47,536
4.401% due 10/18/2016	60,000	54,138
4.738% due 10/15/2015	10,000	8,110
4.750% due 04/01/2014	460	428
5.375% due 10/15/2015	500	475
5.625% due 01/09/2012	1,000	1,009
5.750% due 08/31/2012	370,000	377,208
6.250% due 08/28/2017	200	199
6.250% due 08/09/2026	225	200
6.750% due 04/15/2011	200	210
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	32,800	26,778
Mystic Re Ltd.
9.390% due 12/05/2008	4,250	4,214
12.090% due 12/05/2008	32,100	31,795
13.090% due 06/07/2011	12,200	12,596
Natexis AMBS Co. LLC
8.440% due 12/29/2049	14,000	14,184
National Australia Bank Ltd.
2.769% due 06/19/2017	75,000	70,067
2.899% due 06/23/2014	25,250	24,736
2.926% due 06/29/2016	10,000	9,376
2.979% due 09/11/2009	300	300
3.578% due 02/08/2010	15,900	15,908
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	140	152
Nationwide Health Properties, Inc.
6.500% due 07/15/2011	13,000	13,586
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	29,581
ORIX Corp.
5.480% due 11/22/2011	20,000	19,389
Osiris Capital PLC
7.108% due 01/15/2010	12,600	12,527
Petroleum Export Ltd.
5.265% due 06/15/2011	23,947	24,044
Phoenix Quake Ltd.
5.148% due 07/03/2008	36,600	36,600
Phoenix Quake Wind I Ltd.
7.152% due 07/03/2008	36,600	36,607
Phoenix Quake Wind II Ltd.
6.198% due 07/03/2008	13,700	13,510
PMI Group, Inc.
6.000% due 09/15/2016	24,200	19,910
PNC Funding Corp.
5.125% due 12/14/2010	150	152
Popular North America, Inc.
5.046% due 04/06/2009	25,000	24,377
Pricoa Global Funding I
2.981% due 09/12/2008	30,000	29,999
Principal Life Income Funding Trusts
5.100% due 04/15/2014	100	100
Progressive Corp.
6.700% due 06/15/2037	200	178
Prudential Financial, Inc.
3.018% due 06/13/2008	11,030	11,019
3.750% due 05/01/2008	150	150
6.000% due 12/01/2017	40,000	40,419
6.100% due 06/15/2017	100	103
6.625% due 12/01/2037	5,400	5,351
Rabobank Capital Funding II
5.260% due 12/29/2049	11,120	9,562
Rabobank Capital Funding Trust
5.254% due 12/29/2049	120	100
Rabobank Nederland
4.278% due 01/15/2009	81,200	81,168
4.646% due 04/06/2009	7,650	7,643
RBS Capital Trust I
4.709% due 12/29/2049	500	422
Regions Financial Corp.
6.375% due 05/15/2012	125	127
Republic New York Corp.
7.750% due 05/15/2009	4,375	4,516
Residential Reinsurance 2007 Ltd.
9.076% due 06/07/2010	12,500	12,619
10.326% due 06/07/2010	12,500	12,733
10.826% due 06/07/2010	12,500	12,738
13.326% due 06/07/2010	1,500	1,535
Resona Bank Ltd.
5.850% due 09/29/2049	37,950	31,594
Rio Tinto Finance USA Ltd.
2.625% due 09/30/2008	150	149
Rockies Express Pipeline LLC
4.250% due 08/20/2009	2,100	2,101
Royal Bank of Canada
3.875% due 05/04/2009	50	51
5.650% due 07/20/2011	125	131
Royal Bank of Scotland Group PLC
3.944% due 07/21/2008	38,000	37,940
4.452% due 04/11/2008	200,200	200,208
5.000% due 10/01/2014	200	199
6.990% due 10/29/2049	91,500	77,827
7.640% due 03/31/2049	83,100	71,702
7.648% due 08/29/2049	10,195	9,758
9.118% due 03/31/2049	88,400	89,238
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	204,800	184,935
Santander U.S. Debt S.A. Unipersonal
2.659% due 09/19/2008	107,680	107,392
3.024% due 11/20/2008	80,300	80,061
3.074% due 11/20/2009	160,000	158,341
3.205% due 02/06/2009	92,600	92,251
3.954% due 10/21/2008	43,100	43,004
Simon Property Group LP
4.600% due 06/15/2010	8,000	7,947
5.100% due 06/15/2015	200	184
5.600% due 09/01/2011	5,000	5,011
SLM Corp.
2.940% due 12/15/2008	10,000	9,639
3.000% due 03/15/2011	60,000	48,463
3.471% due 07/27/2009	173,690	146,176
3.531% due 01/26/2009	115,250	103,210
3.541% due 07/25/2008	140,965	138,560
3.561% due 10/25/2011	10,000	7,411
4.000% due 01/15/2009	10,500	9,457
4.000% due 01/15/2010	6,500	5,466
5.375% due 01/15/2013	12,920	9,915
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	120,700	95,232
Spinnaker Capital Ltd.
14.300% due 06/15/2008	22,200	22,546
State Street Capital Trust III
8.250% due 12/29/2049	300	297
State Street Capital Trust IV
3.800% due 06/15/2037	30,700	23,106
State Street Corp.
7.650% due 06/15/2010	175	189
Suntrust Bank
6.375% due 04/01/2011	200	208
Svensk ExportKredit AB
4.875% due 09/29/2011	125	133
5.125% due 03/01/2017	75	80
Textron Financial Corp.
3.252% due 11/07/2008	16,500	16,496
TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	37,089
7.500% due 03/13/2013	50,000	48,938
Toll Brothers Finance Corp.
5.950% due 09/15/2013	10,000	9,606
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	516
5.500% due 12/15/2008	100	101
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	25,000	24,515
Travelers Cos., Inc.
6.250% due 06/15/2037	125	116
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	72
6.375% due 03/15/2033	33	32
TXU Eastern Funding Co.
6.450% due 05/15/2005 (a)	15,270	1,031
U.S. Bancorp
2.708% due 04/28/2009	50,000	49,727
4.500% due 07/29/2010	150	156
U.S. Bank N.A.
6.375% due 08/01/2011	3,000	3,254
UBS AG
5.875% due 12/20/2017	143,300	146,849
UBS Paine Webber Group, Inc.
7.625% due 12/01/2009	100	109
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	58,552
UBS Preferred Funding Trust II
7.247% due 06/29/2049	8,000	7,627
UBS Preferred Funding Trust V
6.243% due 05/29/2049	20,000	16,758
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	5,236
Unicredit Luxembourg Finance S.A.
3.768% due 10/24/2008	98,900	98,810
Unilever Capital Corp.
7.125% due 11/01/2010	100	110
USB Capital IX
6.189% due 04/15/2049	30,600	22,735
USB Realty Corp.
6.091% due 12/22/2049	38,000	24,721
Ventas Realty LP
8.750% due 05/01/2009	30,150	30,753
VTB Capital S.A.
3.839% due 08/01/2008	800	792

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
Wachovia Bank N.A.
2.639% due 03/23/2009	$155,450	$154,022
2.645% due 06/27/2008	100,000	99,800
3.092% due 02/23/2009	90,900	90,373
3.146% due 12/02/2010	125,000	119,391
3.152% due 05/25/2010	21,100	20,369
4.875% due 02/01/2015	300	284
6.600% due 01/15/2038	10,000	9,294
Wachovia Corp.
2.920% due 03/15/2011	36,600	34,411
3.126% due 12/01/2009	165,620	161,259
3.226% due 06/01/2010	17,600	16,912
3.301% due 10/28/2008	81,945	81,485
5.625% due 10/15/2016	71,600	68,468
5.750% due 02/01/2018	396,720	389,588
Wells Fargo & Co.
2.659% due 03/23/2010	100,150	98,567
2.900% due 09/15/2009	92,130	89,813
4.375% due 01/31/2013	100,000	99,638
4.477% due 01/12/2011	10,000	9,799
5.000% due 11/15/2014	100	101
5.125% due 09/01/2012	300	310
Wells Fargo Bank N.A.
4.750% due 02/09/2015	30,000	29,312
Wells Fargo Capital X
5.950% due 12/15/2036	10,400	9,403
Westpac Banking Corp.
3.040% due 06/06/2008	123,900	123,882
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	4,000	4,090
Wilmington Trust Co.
10.500% due 07/01/2008 (r)	99	99
World Savings Bank FSB
2.890% due 09/14/2009	45,985	46,055
4.125% due 12/15/2009	100	102
XL Capital Europe PLC
6.500% due 01/15/2012	10,000	9,450
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	11,556
5.800% due 11/15/2016	100	97

		24,858,920

Industrials 4.0%

America West Airlines, Inc.
6.870% due 01/02/2017	1,342	1,304
American Airlines, Inc.
6.978% due 10/01/2012	12,756	12,612
AmerisourceBergen Corp.
5.625% due 09/15/2012	10,000	10,394
Amgen, Inc.
3.170% due 11/28/2008	407,190	406,790
Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018	9,100	9,429
Apache Corp.
7.950% due 04/15/2026	150	178
AstraZeneca PLC
5.900% due 09/15/2017	69,000	73,096
6.450% due 09/15/2037	73,800	79,479
Atlantic Richfield Co.
5.900% due 04/15/2009	100	103
AutoZone, Inc.
4.750% due 11/15/2010	200	199
5.500% due 11/15/2015	10,050	9,683
Avon Products, Inc.
5.125% due 01/15/2011	10,000	10,262
Baker Hughes, Inc.
6.875% due 01/15/2029	100	111
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	145	145
Boeing Co.
8.750% due 08/15/2021	50	67
Boston Scientific Corp.
6.000% due 06/15/2011	10,000	9,800
BP Canada Finance Co.
3.625% due 01/15/2009	500	504
Canadian National Railway Co.
6.250% due 08/01/2034	100	97
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	20,000	19,251
6.500% due 02/15/2037	25,000	24,817
Cardinal Health, Inc.
5.800% due 10/15/2016	13,000	13,091
Caterpillar, Inc.
5.700% due 08/15/2016	100	105
6.050% due 08/15/2036	100	103
7.250% due 09/15/2009	200	212
CBS Corp.
5.625% due 08/15/2012	15,000	14,654
Cisco Systems, Inc.
3.158% due 02/20/2009	73,800	73,816
5.250% due 02/22/2011	500	523
5.500% due 02/22/2016	100	104
Citic Resources Finance Ltd.
6.750% due 05/15/2014	14,000	12,635
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	157,170	170,860
CODELCO, Inc.
6.150% due 10/24/2036	23,100	23,235
Colgate-Palmolive Co.
5.980% due 04/25/2012	150	162
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	300	334
Comcast Cable Communications LLC
7.125% due 06/15/2013	400	426
Comcast Corp.
4.677% due 07/14/2009	7,800	7,592
5.300% due 01/15/2014	26,500	26,045
5.850% due 01/15/2010	420	432
5.850% due 11/15/2015	325	321
5.900% due 03/15/2016	5,000	4,969
6.450% due 03/15/2037	22,000	20,802
7.050% due 03/15/2033	125	128
ConocoPhillips
5.900% due 10/15/2032	300	308
ConocoPhillips Australia Funding Co.
4.643% due 04/09/2009	164,996	164,588
Continental Airlines, Inc.
6.503% due 06/15/2011	9,220	8,999
6.820% due 05/01/2018	4,968	4,724
7.056% due 09/15/2009	40,459	40,307
7.487% due 10/02/2010	1,215	1,205
7.707% due 04/02/2021	2,836	2,845
Costco Wholesale Corp.
5.500% due 03/15/2017	100	104
Cox Communications, Inc.
6.450% due 12/01/2036	5,000	4,838
CSC Holdings, Inc.
7.250% due 07/15/2008	34,275	34,361
CSX Corp.
6.750% due 03/15/2011	10,000	10,576
CVS Caremark Corp.
3.376% due 06/01/2010	116,200	113,003
5.750% due 08/15/2011	16,000	16,767
Daimler Finance North America LLC
3.218% due 03/13/2009	300	296
3.298% due 03/13/2009	112,550	111,103
3.562% due 08/03/2009	10,000	9,848
3.769% due 10/31/2008	10,928	10,898
4.875% due 06/15/2010	10,000	10,071
5.750% due 09/08/2011	25,000	25,570
5.875% due 03/15/2011	20,000	20,480
Dell, Inc.
6.550% due 04/15/2008	80	80
Dow Chemical Co.
5.970% due 01/15/2009	50	51
E.I. Du Pont De Nemours & Co.
4.125% due 04/30/2010	200	204
4.750% due 11/15/2012	175	181
5.000% due 01/15/2013	300	313
5.250% due 12/15/2016	10,000	10,121
Eaton Vance Corp.
6.500% due 10/02/2017	21,100	22,555
EchoStar DBS Corp.
5.750% due 10/01/2008	185,684	185,220
El Paso Corp.
6.375% due 02/01/2009	30,230	30,593
6.500% due 06/01/2008	58,832	59,250
6.750% due 05/15/2009	134,820	137,268
7.000% due 05/15/2011	12,000	12,257
7.000% due 06/15/2017	10,000	10,339
7.625% due 09/01/2008	38,486	39,044
7.750% due 06/15/2010	16,500	17,295
7.750% due 01/15/2032	92,000	94,968
7.800% due 08/01/2031	11,300	11,661
7.875% due 06/15/2012	20,700	21,749
8.050% due 10/15/2030	9,700	10,182
9.625% due 05/15/2012	12,700	13,815
10.750% due 10/01/2010	24,700	27,454
El Paso Natural Gas Co.
8.375% due 06/15/2032	7,220	8,238
Emerson Electric Co.
4.500% due 05/01/2013	95	97
Enbridge, Inc.
4.900% due 03/01/2015	50	48
EnCana Corp.
6.300% due 11/01/2011	10,000	10,645
Enterprise Products Operating LP
4.950% due 06/01/2010	50	51
7.500% due 02/01/2011	10,000	10,759
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	5,000	5,212
Gannett Co., Inc.
5.750% due 06/01/2011	6,200	6,271
Gaz Capital S.A.
6.212% due 11/22/2016	37,600	34,874
7.288% due 08/16/2037	43,000	39,437
Genentech, Inc.
4.750% due 07/15/2015	100	101
General Dynamics Corp.
4.500% due 08/15/2010	100	103

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
General Electric Co.
3.030% due 12/09/2008	$117,775	$117,837
5.250% due 12/06/2017	28,700	28,736
General Mills, Inc.
6.000% due 02/15/2012	10,000	10,502
General Motors Corp.
6.375% due 05/01/2008	5,675	5,632
8.100% due 06/15/2024	2,000	1,400
8.250% due 07/15/2023	5,000	3,525
8.800% due 03/01/2021	15,000	11,437
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	24,800	24,366
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014	100	100
Hess Corp.
6.650% due 08/15/2011	200	216
Hewlett-Packard Co.
6.500% due 07/01/2012	175	191
HJ Heinz Co.
6.428% due 12/01/2020	39,600	40,277
HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	24,131
Home Depot, Inc.
2.925% due 12/16/2009	4,300	4,102
4.625% due 08/15/2010	215	216
Honeywell International, Inc.
2.928% due 03/13/2009	48,600	48,582
6.125% due 11/01/2011	575	624
International Business Machines Corp.
5.375% due 02/01/2009	350	357
International Paper Co.
4.000% due 04/01/2010	10,000	9,837
JC Penney Corp., Inc.
8.000% due 03/01/2010	16,100	16,815
John Hancock Financial Services, Inc.
5.625% due 12/01/2008	300	306
Johnson & Johnson
6.950% due 09/01/2029	100	119
Johnson Controls, Inc.
5.500% due 01/15/2016	20,000	20,427
Kellogg Co.
5.125% due 12/03/2012	300	311
6.600% due 04/01/2011	10,000	10,796
Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,768
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	25,850	25,667
6.950% due 01/15/2038	25,000	24,610
Kraft Foods, Inc.
4.125% due 11/12/2009	100	100
5.625% due 11/01/2011	20,000	20,412
6.125% due 02/01/2018	148,500	148,786
6.250% due 06/01/2012	10,000	10,427
6.875% due 02/01/2038	63,300	62,488
Kroger Co.
5.500% due 02/01/2013	5,000	5,178
Lennar Corp.
5.950% due 10/17/2011	9,000	7,650
Loews Corp.
5.250% due 03/15/2016	30,000	30,063
Lowe’s Cos., Inc.
5.000% due 10/15/2015	100	101
5.500% due 10/15/2035	50	43
Macys Retail Holdings, Inc.
4.800% due 07/15/2009	15,000	14,833
Mandalay Resort Group
6.500% due 07/31/2009	34,769	34,812
9.500% due 08/01/2008	27,350	27,487
Marathon Oil Corp.
6.000% due 10/01/2017	40,000	40,680
Marriott International, Inc.
4.625% due 06/15/2012	15,000	14,448
Masco Corp.
5.875% due 07/15/2012	5,000	5,047
7.125% due 08/15/2013	10,000	10,087
Mattel, Inc.
6.125% due 06/15/2011	10,000	10,922
Maytag Corp.
5.000% due 05/15/2015	10,000	9,927
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (r)	139	139
Mazda Motor Corp.
10.500% due 07/01/2008 (r)	16	16
McDonald’s Corp.
5.300% due 03/15/2017	125	128
MDC Holdings, Inc.
7.000% due 12/01/2012	10,000	10,103
Medtronic, Inc.
4.375% due 09/15/2010	100	102
Miller Brewing Co.
5.500% due 08/15/2013	15,000	15,965
New Albertson’s, Inc.
6.950% due 08/01/2009	7,000	7,109
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	24,000	23,775
Norfolk Southern Corp.
6.750% due 02/15/2011	150	162
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010	5,000	5,270
NSTAR
8.000% due 02/15/2010	100	108
Nucor Corp.
6.400% due 12/01/2037	600	608
Omnicom Group, Inc.
5.900% due 04/15/2016	9,600	9,560
ONEOK Partners LP
6.150% due 10/01/2016	10,000	10,132
6.850% due 10/15/2037	29,800	29,590
Oracle Corp.
5.000% due 01/15/2011	200	205
Packaging Corp. of America
5.750% due 08/01/2013	10,000	10,097
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	56	57
PC Financial Partnership
5.000% due 11/15/2014	10,000	9,779
Peabody Energy Corp.
7.375% due 11/01/2016	18,400	19,136
7.875% due 11/01/2026	22,500	22,444
Pemex Project Funding Master Trust
6.625% due 06/15/2035	46,000	47,847
7.875% due 02/01/2009	3,055	3,180
9.125% due 10/13/2010	25	28
9.375% due 12/02/2008	26,065	27,238
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029	100	116
Pfizer, Inc.
4.650% due 03/01/2018	150	148
Plains All American Pipeline LP
5.625% due 12/15/2013	10,000	10,565
Praxair, Inc.
6.375% due 04/01/2012	200	217
Procter & Gamble Co.
6.875% due 09/15/2009	100	106
Qwest Communications International, Inc.
7.500% due 11/01/2008	16,227	16,389
RadioShack Corp.
7.375% due 05/15/2011	10,000	10,400
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	4,943
Reynolds American, Inc.
3.500% due 06/15/2011	45,900	43,146
6.750% due 06/15/2017	100	102
7.250% due 06/01/2013	80,000	85,169
7.625% due 06/01/2016	3,000	3,172
RH Donnelley Corp.
8.875% due 10/15/2017	30,000	18,900
Rohm & Haas Co.
6.000% due 09/15/2017	110,100	112,041
Ryder System, Inc.
5.950% due 05/02/2011	5,000	5,176
Ryland Group, Inc.
5.375% due 06/01/2008	833	833
SABMiller PLC
5.531% due 07/01/2009	25,000	25,080
Safeway, Inc.
3.005% due 03/27/2009	13,000	12,817
Sealed Air Corp.
6.950% due 05/15/2009	10,000	10,313
Siemens Financieringsmaatschappij NV
3.118% due 08/14/2009	96,200	96,299
Sonat, Inc.
7.625% due 07/15/2011	23,220	24,123
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	15,734	16,946
Target Corp.
5.125% due 01/15/2013	700	719
5.400% due 10/01/2008	200	202
5.875% due 03/01/2012	175	184
7.000% due 01/15/2038	151,500	156,215
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	14,824
Texaco Capital, Inc.
5.500% due 01/15/2009	175	178
Time Warner Cable, Inc.
5.400% due 07/02/2012	100	98
Time Warner, Inc.
3.300% due 11/13/2009	102,478	98,166
5.875% due 11/15/2016	2,000	1,906
6.500% due 11/15/2036	20,000	18,410
6.875% due 05/01/2012	350	362
7.625% due 04/15/2031	120	126
Transocean, Inc.
3.214% due 09/05/2008	15,980	15,902
6.625% due 04/15/2011	5,330	5,709
Union Pacific Corp.
5.700% due 08/15/2018	900	897
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024	142	136

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
United Airlines, Inc.
6.071% due 03/01/2013	$1,839	$1,821
6.201% due 09/01/2008	3,977	3,937
6.602% due 03/01/2015	2,536	2,524
7.730% due 01/01/2012	29,009	28,719
8.030% due 01/01/2013 (a)	465	526
9.060% due 06/17/2015 (a)	3,580	44
9.200% due 03/22/2008 (a)	2,798	1,413
9.210% due 01/21/2017 (a)	8,980	45
10.020% due 03/22/2014 (a)	9,746	4,593
10.125% due 03/22/2015 (a)	12,104	6,279
10.360% due 11/13/2012 (a)	3,776	44
10.850% due 07/05/2014 (a)	34,111	3
10.850% due 02/19/2015 (a)	2,648	1,301
11.080% due 05/27/2024 (a)(r)	5,427	8
UnitedHealth Group, Inc.
4.875% due 02/15/2013	44,500	44,023
4.875% due 04/01/2013	175	173
6.000% due 02/15/2018	100,000	98,203
United Parcel Service, Inc.
4.250% due 11/15/2012	600	600
United Rentals North America, Inc.
6.500% due 02/15/2012	10,000	9,100
United Technologies Corp.
3.146% due 06/01/2009	107,000	106,651
6.100% due 05/15/2012	150	162
Vale Overseas Ltd.
6.250% due 01/23/2017	39,800	39,848
6.875% due 11/21/2036	39,800	39,042
Viacom, Inc.
5.750% due 04/30/2011	15,200	15,377
Wal-Mart Stores, Inc.
4.550% due 05/01/2013	100	103
5.250% due 09/01/2035	1,850	1,643
5.800% due 02/15/2018	48,500	50,963
6.500% due 08/15/2037	41,800	44,038
Walt Disney Co.
3.090% due 09/10/2009	44,390	44,330
Waste Management, Inc.
7.125% due 12/15/2017	1,800	2,004
7.375% due 08/01/2010	100	105
WellPoint, Inc.
5.000% due 01/15/2011	11,000	11,120
6.375% due 01/15/2012	10,360	11,041
Weyerhaeuser Co.
3.599% due 09/24/2009	2,300	2,268
Whirlpool Corp.
6.125% due 06/15/2011	12,000	12,588
Williams Cos., Inc.
6.375% due 10/01/2010	14,300	14,729
Wyeth
5.500% due 03/15/2013	10,000	10,605
5.950% due 04/01/2037	250	245
Xerox Corp.
3.514% due 12/18/2009	1,200	1,183
9.750% due 01/15/2009	27,950	29,048
Yum! Brands, Inc.
7.650% due 05/15/2008	3,000	3,016

		5,052,853

Utilities 1.7%

Alabama Power Co.
3.125% due 05/01/2008	200	200
3.282% due 08/25/2009	17,000	16,941
5.500% due 10/15/2017	250	257
AT&T Corp.
7.300% due 11/15/2011	1,100	1,193
AT&T Mobility LLC
6.500% due 12/15/2011	80	85
AT&T, Inc.
3.155% due 05/15/2008	71,100	71,126
3.195% due 02/05/2010	113,570	112,554
3.278% due 11/14/2008	16,400	16,404
4.125% due 09/15/2009	250	252
4.950% due 01/15/2013	172,290	173,129
5.100% due 09/15/2014	525	522
5.500% due 02/01/2018	168,000	164,865
6.300% due 01/15/2038	117,600	114,114
6.450% due 06/15/2034	100	98
6.500% due 09/01/2037	307,300	305,045
BellSouth Corp.
3.165% due 08/15/2008	98,950	98,832
4.200% due 09/15/2009	5,000	5,036
4.240% due 04/26/2021	160,300	160,396
5.200% due 09/15/2014	26,000	25,999
6.550% due 06/15/2034	20,000	19,712
British Telecommunications PLC
8.625% due 12/15/2010	200	220
9.125% due 12/15/2030	250	311
CenterPoint Energy, Inc.
5.875% due 06/01/2008	10,000	10,016
Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	102
7.500% due 09/01/2010	20,000	21,815
Consolidated Edison, Inc.
3.625% due 08/01/2008	50	50
Deutsche Telekom International Finance BV
2.779% due 03/23/2009	15,100	14,909
3.875% due 07/22/2008	29,459	29,482
Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	15,011
5.700% due 09/17/2012	100	105
DPL, Inc.
8.000% due 03/31/2009	28,000	29,212
Edison Mission Energy
7.200% due 05/15/2019	900	893
Enel Finance International S.A.
5.700% due 01/15/2013	300	311
Entergy Gulf States, Inc.
3.476% due 12/01/2009	15,000	14,687
3.740% due 12/08/2008	28,040	28,117
5.700% due 06/01/2015	50	49
Exelon Corp.
4.900% due 06/15/2015	10,000	9,543
6.750% due 05/01/2011	200	211
FirstEnergy Corp.
6.450% due 11/15/2011	10,000	10,479
Florida Power Corp.
3.468% due 11/14/2008	8,000	7,995
France Telecom S.A.
7.750% due 03/01/2011	970	1,053
Georgia Power Co.
3.245% due 02/17/2009	14,550	14,552
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	50,858	53,782
KT Corp.
4.875% due 07/15/2015	100	95
MidAmerican Energy Co.
4.650% due 10/01/2014	100	99
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	43,600	42,290
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	250	280
NGPL Pipe Co. LLC
6.514% due 12/15/2012	165,500	172,121
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	125	127
NiSource Finance Corp.
3.662% due 11/23/2009	30,100	29,230
6.150% due 03/01/2013	12,000	12,422
Ohio Edison Co.
4.000% due 05/01/2008	150	150
5.450% due 05/01/2015	350	343
Ohio Edison Co. Credit-Linked Certificate Trust
5.647% due 06/15/2009	50	51
Peco Energy Co.
5.950% due 10/01/2036	50	48
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	4,837
6.400% due 11/01/2011	15,000	15,416
Progress Energy, Inc.
4.708% due 01/15/2010	400	399
7.100% due 03/01/2011	23	25
PSEG Power LLC
5.000% due 04/01/2014	400	390
5.500% due 12/01/2015	8,000	7,950
6.950% due 06/01/2012	172	184
Public Service Electric & Gas Co.
5.700% due 12/01/2036	50	48
Qwest Capital Funding, Inc.
6.375% due 07/15/2008	37,494	37,588
7.250% due 02/15/2011	15,500	14,803
Qwest Corp.
5.625% due 11/15/2008	59,710	59,710
6.050% due 06/15/2013	2,800	2,534
7.200% due 11/10/2026	2,150	1,822
7.500% due 06/15/2023	6,850	6,011
7.625% due 06/15/2015	1,700	1,666
7.875% due 09/01/2011	100	100
8.875% due 03/15/2012	26,725	27,393
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	19	19
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	56,693
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	37,121
Southern California Gas Co.
5.750% due 11/15/2035	75	73
Sprint Capital Corp.
8.375% due 03/15/2012	10,750	9,952
Sprint Nextel Corp.
3.071% due 06/28/2010	100	85
United Telecom, Inc.
6.890% due 07/01/2008 (r)	700	695
United Telephone Co. of the Northwest
6.890% due 07/01/2008 (r)	2,760	2,742

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
Verizon Global Funding Corp.
6.875% due 06/15/2012	$150	$162
7.250% due 12/01/2010	1,000	1,075
7.375% due 09/01/2012	235	258
7.750% due 12/01/2030	325	354
Verizon New England, Inc.
6.500% due 09/15/2011	300	314
Verizon North, Inc.
5.604% due 01/01/2022	3,000	3,106
5.634% due 01/01/2021	3,000	3,122
Verizon Northwest, Inc.
5.550% due 10/15/2008	250	252
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	487
Virginia Electric and Power Co.
6.350% due 11/30/2037	25,500	26,168
Vodafone Group PLC
3.369% due 02/27/2012	40,000	36,252
5.625% due 02/27/2017	50	49

		2,166,776

Total Corporate Bonds & Notes (Cost $32,685,653)		32,078,549

MUNICIPAL BONDS & NOTES 1.2%

Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2007
5.000% due 02/01/2037	16,670	15,254
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
6.000% due 05/01/2026	4,880	5,114
Austin Trust Various States General Obligation Bonds, (FSA Insured), Series 2008
6.000% due 07/01/2024	16,235	16,004
6.000% due 08/01/2031	7,735	7,669
Austin Trust Various States General Obligation Bonds, (MBIA Insured), Series 2008
6.000% due 01/01/2028	13,735	11,619
Austin Trust Various States General Obligation Bonds, Series 2008
5.500% due 06/01/2034	13,225	10,313
6.000% due 06/01/2032	9,590	7,960
Austin Trust Various States Revenue Bonds, (AMBAC Insured), Series 2007
5.500% due 06/01/2037	3,335	3,183
Austin Trust Various States Revenue Bonds, Series 2007
5.000% due 06/15/2038	44,345	43,514
6.538% due 10/01/2037	3,335	2,848
Austin Trust Various States Revenue Bonds, Series 2008
6.000% due 11/01/2027	10,000	10,244
6.000% due 08/15/2030	4,400	3,974
6.000% due 06/15/2037	9,900	9,716
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
9.140% due 05/15/2035	1,955	1,869
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017	2,500	2,516
6.375% due 06/01/2032	7,300	7,332
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.750% due 06/01/2011	8,515	8,904
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2037	4,075	3,891
California State Department of Water Resources Revenue Bonds, Series 2000
7.640% due 12/01/2029	2,500	2,531
California State Educational Facilities Authority Revenue Notes, Series 2008
9.103% due 10/01/2015	8,500	7,258
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	97,500	89,611
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	5,800	5,704
5.000% due 11/01/2032	63,130	62,075
5.000% due 06/01/2037	27,200	26,506
5.000% due 11/01/2037	52,500	51,153
California State Tobacco Securitization Authority Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	2,914
6.125% due 06/01/2038	2,000	1,927
6.125% due 06/01/2043	2,000	1,923
California State Tobacco Securitization Authority Revenue Bonds, Series 2005
0.000% due 06/01/2027 (g)	10,000	9,161
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	5,100	5,103
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	6,444
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
9.246% due 01/01/2014	7,810	5,668
9.248% due 01/01/2014	8,310	6,600
Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 01/01/2033	38,200	37,400
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
6.807% due 11/01/2013	2,830	2,266
Comal, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.190% due 02/01/2034 (c)	4,550	3,217
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
8.380% due 11/15/2013	3,765	3,330
8.384% due 11/15/2013	6,680	6,217
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
4.500% due 02/15/2026	11,000	10,448
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
9.247% due 02/15/2014	4,335	3,905
Detroit, Michigan School District General Obligation Bonds, (FGIC/Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	4,342
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2008
9.940% due 06/01/2037 (c)	5,575	4,315
Florida State Board of Education General Obligation Bonds, Series 2007
5.000% due 06/01/2027	8,225	8,362
5.000% due 06/01/2028	6,135	6,203
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD), Series 2002
0.000% due 08/15/2032	12,190	3,114
0.000% due 08/15/2034	5,265	1,187
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
9.390% due 10/01/2036	2,275	1,821
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2033	15,300	12,723
5.125% due 06/01/2047	12,000	9,536
7.290% due 06/01/2047	12,500	7,367
8.540% due 06/01/2047	30,400	23,365
Harris County, Texas Flood Control District General Obligation Notes, Series 2008
9.099% due 10/01/2014	5,270	4,733
Houston, Texas Revenue Notes, (FSA Insured), Series 2008
9.860% due 11/15/2015	3,330	3,106
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	2,763
Illinois State Educational Facilities Authority Revenue Bonds, Series 2005
7.610% due 07/01/2033	1,195	1,196
7.610% due 12/01/2033	5,000	4,999
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2032	55,000	13,890
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.750% due 01/15/2027	2,715	2,636
4.750% due 01/15/2028	2,000	1,928
Indiana State University Revenue Notes, Series 2008
9.856% due 12/15/2015	5,965	5,799
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	58,830	57,653
Keller, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2008
9.101% due 08/15/2015	5,335	4,774
King County, Washington General Obligation Notes, Series 2008
9.103% due 01/01/2016	15,200	11,938
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	16,750	16,283
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2008
5.000% due 02/01/2031	2,125	2,119
5.000% due 02/01/2033	8,300	8,229
5.000% due 02/01/2035	9,150	9,043
5.000% due 02/01/2036	9,605	9,491
Long Beach, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 05/01/2032	17,300	17,085

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	$26,800	$26,818
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2038	11,900	11,735
Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2006
9.229% due 07/01/2013	5,900	4,826
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2008
9.250% due 07/01/2023 (c)	6,800	6,832
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2008
9.250% due 07/01/2025 (c)	11,400	10,502
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	560	521
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
7.570% due 08/01/2034	5,000	4,970
Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2042	39,525	38,088
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
9.150% due 07/01/2030	3,335	3,255
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	1,853	1,770
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2029	13,200	11,149
5.000% due 06/01/2041	2,520	2,031
6.920% due 06/01/2041	13,170	8,061
8.770% due 05/15/2039	9,375	8,076
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2008
9.101% due 06/15/2015	6,800	5,796
9.860% due 12/15/2013	3,330	3,251
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2007
4.750% due 11/01/2028	7,000	6,874
New York State Counties Tobacco Trust III Revenue Bonds, Series 2005
6.000% due 06/01/2027	19,500	18,546
New York State Environmental Facilities Corporations Revenue Bonds, Series 2006
5.000% due 06/15/2025	9,700	9,935
New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	197
North Texas State Municipal Water District Revenue Notes, (MBIA Insured), Series 2008
9.615% due 09/01/2014	5,830	5,446
Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
7.560% due 02/15/2035	4,022	3,975
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.000% due 06/01/2047	37,625	28,680
5.875% due 06/01/2030	13,700	12,669
8.520% due 06/01/2034	5,000	3,956
8.770% due 06/01/2047	148,075	112,872
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	7,375	7,059
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2006
9.228% due 07/15/2013	6,375	5,340
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	33,000	2,030
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	6,681
San Diego, California Tobacco Settlement Revenue Funding Corporations Revenue Bonds, Series 2006
7.125% due 06/01/2032	57,390	55,430
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	3,400	3,371
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022 (r)	31,105	36,641
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	25,840	20,873
Texas State General Obligation Bonds, Series 2006
5.000% due 04/01/2033	140	139
Texas State General Obligation Notes, Series 2008
9.103% due 10/01/2015	51,805	44,067
9.107% due 10/01/2013	4,930	4,259
9.852% due 04/01/2015	19,970	19,157
9.855% due 04/01/2015	8,330	8,118
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037	400	386
University of Texas Revenue Bonds, Series 2004
4.750% due 07/01/2030	7,745	7,456
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,159
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
0.000% due 06/01/2046 (g)	11,000	6,728
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	6,919
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	161,695	154,356

Total Municipal Bonds & Notes (Cost $1,592,391)		1,524,285

COMMODITY INDEX-LINKED NOTES 0.2%

Morgan Stanley (GSCI)
2.546% due 07/07/2008	297,000	295,060

Total Commodity Index-Linked Notes (Cost $297,000)		295,060

U.S. GOVERNMENT AGENCIES 66.8%

Fannie Mae
0.000% due 05/21/2008	4,300	4,289
0.000% due 04/25/2018 - 08/25/2023 (d)	37	33
0.950% due 03/25/2009 (b)	420	2
1.000% due 09/25/2023	4	4
2.719% due 03/25/2034	25	24
2.729% due 03/25/2036	20,966	20,746
2.749% due 08/25/2034	200	194
2.799% due 10/27/2037	81,600	77,301
2.849% due 06/25/2044	19	19
2.949% due 07/25/2021 - 05/25/2042	5,387	5,290
2.999% due 06/25/2029 - 05/25/2031	708	685
3.000% due 01/25/2025	123	122
3.049% due 10/25/2030	126	128
3.099% due 03/25/2017 - 08/25/2030	2,513	2,486
3.175% due 06/25/2018 - 04/18/2028	198	195
3.199% due 05/25/2030	762	762
3.225% due 10/18/2030	1,483	1,462
3.249% due 05/25/2030	762	762
3.499% due 04/25/2032	65	66
3.500% due 02/25/2013 - 09/25/2016	247	247
3.875% due 08/01/2033	49	50
4.000% due 02/25/2009 - 09/01/2020	3,098	3,039
4.236% due 03/01/2034	10,773	10,941
4.250% due 04/25/2028	87	87
4.380% due 03/01/2034	16,951	16,918
4.386% due 11/01/2034	4,929	4,988
4.442% due 09/01/2035	345	350
4.471% due 05/01/2035	53,874	54,617
4.479% due 07/01/2035	5,866	5,908
4.493% due 07/01/2035	7,946	8,023
4.494% due 08/01/2035	12,716	12,851
4.500% due 10/01/2010 - 12/01/2035	10,303	10,320
4.504% due 05/01/2035	6,949	6,963
4.539% due 06/01/2035	4,217	4,243
4.620% due 05/01/2009	35	35
4.638% due 02/01/2035	5,241	5,311
4.656% due 07/01/2033	47	48
4.662% due 11/01/2035	32,175	32,514
4.668% due 05/25/2035	46,500	46,817
4.669% due 01/01/2035	496	502
4.674% due 05/01/2035 - 11/01/2035	44,598	45,140
4.680% due 12/01/2012	369	373
4.684% due 09/01/2035	3,335	3,384
4.692% due 02/01/2035	6,238	6,316
4.694% due 06/01/2035	22,521	22,648
4.705% due 12/01/2034	536	542
4.707% due 09/01/2035	23,210	23,328
4.712% due 06/01/2035	5,103	5,202
4.722% due 09/01/2035	16,403	16,493
4.733% due 08/01/2035	6,660	6,763
4.747% due 11/01/2034 - 03/01/2035	5,167	5,237
4.798% due 11/01/2035	19,801	20,049

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
4.825% due 09/01/2034	$35,091	$35,024
4.835% due 06/01/2035	331	336
4.850% due 06/01/2015	272	279
4.861% due 01/01/2035	19,309	19,456
4.870% due 05/01/2013	130	132
4.882% due 02/01/2035	10,653	10,767
4.883% due 01/01/2035	22,278	22,467
4.913% due 07/01/2035	5,423	5,555
4.940% due 01/01/2035	25,627	25,859
4.989% due 06/01/2035	1,587	1,621
5.000% due 03/01/2009 - 05/01/2038	13,074,657	13,020,487
5.000% due 10/01/2035 - 03/01/2036 (m)	2,888,354	2,863,418
5.096% due 07/01/2035	5,044	5,205
5.295% due 09/01/2035	78	78
5.310% due 08/25/2033	4,400	4,571
5.322% due 09/01/2017	790	790
5.370% due 08/25/2043	3,000	2,959
5.375% due 03/01/2023	86	88
5.422% due 02/01/2028 - 01/01/2036	158	160
5.483% due 03/01/2033	176	176
5.489% due 09/01/2024	204	205
5.500% due 05/01/2008 - 05/01/2038	37,049,635	37,463,077
5.500% due 05/01/2034 - 01/01/2036 (m)	4,332,355	4,405,238
5.500% due 02/01/2035 (k)	286,152	289,846
5.515% due 11/01/2024	2,460	2,487
5.545% due 01/01/2018	118	119
5.567% due 02/01/2021	140	144
5.625% due 01/01/2020	12	12
5.689% due 04/01/2027	44	45
5.690% due 09/01/2021	15	15
5.709% due 07/01/2034	558	565
5.722% due 07/01/2042 - 10/01/2044	53,286	53,128
5.723% due 12/01/2044	9,392	9,472
5.730% due 05/01/2021	18	19
5.750% due 12/20/2027	1,394	1,407
5.772% due 09/01/2041	66	65
5.825% due 10/01/2020	33	33
5.895% due 12/01/2018	102	102
5.919% due 02/01/2012	71	75
5.922% due 10/01/2030 - 10/01/2040	5,489	5,480
5.930% due 06/01/2022	37	39
5.960% due 04/01/2018	180	185
5.970% due 07/01/2019	14	15
5.973% due 09/01/2034	1,013	1,024
5.975% due 02/25/2023 (b)	58	0
5.980% due 11/01/2011	126	133
5.990% due 02/01/2026	76	78
6.000% due 02/01/2009 - 10/25/2044	14,970,923	15,356,000
6.002% due 01/01/2021	22	22
6.006% due 12/01/2017 - 02/01/2020	872	905
6.021% due 08/01/2027	1,586	1,605
6.024% due 02/01/2024	70	72
6.066% due 02/01/2035	8,981	9,031
6.070% due 12/01/2017 - 02/01/2028	805	814
6.080% due 07/01/2032	145	150
6.089% due 09/01/2019 - 12/01/2036	1,305	1,321
6.139% due 05/01/2030	13	13
6.154% due 12/01/2008	22	22
6.188% due 03/01/2023	444	455
6.189% due 10/01/2034	4,393	4,424
6.196% due 01/01/2020	779	787
6.200% due 12/01/2034	2,829	2,852
6.203% due 11/01/2034	2,798	2,827
6.227% due 10/01/2027	257	271
6.250% due 02/25/2029	1,960	2,090
6.276% due 10/01/2034	8,146	8,267
6.290% due 02/25/2029	500	539
6.300% due 10/17/2038	17,385	17,451
6.303% due 10/01/2024	31	31
6.315% due 11/01/2023 - 12/01/2023	365	374
6.320% due 10/01/2013	1,857	1,878
6.321% due 07/01/2024	160	164
6.340% due 07/01/2021	44	46
6.361% due 05/01/2023	344	355
6.371% due 01/01/2024	114	117
6.378% due 11/01/2025	215	221
6.390% due 05/25/2036	23,286	24,786
6.398% due 12/01/2023	20	21
6.403% due 12/01/2033	952	970
6.409% due 07/01/2019	91	92
6.412% due 02/01/2022	202	203
6.421% due 12/01/2020	611	620
6.438% due 03/01/2019	935	947
6.450% due 12/01/2023	82	84
6.480% due 01/01/2011	71	75
6.500% due 06/01/2008 - 06/25/2044	484,389	507,145
6.500% due 09/25/2008 - 10/25/2022 (b)	10	0
6.507% due 03/01/2025	941	960
6.514% due 09/01/2022	167	170
6.520% due 08/01/2022	1,281	1,336
6.539% due 03/01/2023	869	899
6.540% due 09/01/2021	8	9
6.555% due 05/01/2017	2	2
6.558% due 01/01/2024	56	57
6.569% due 10/01/2019	289	296
6.585% due 11/01/2023	16	17
6.594% due 08/01/2025	1,174	1,198
6.602% due 05/01/2023	159	162
6.603% due 02/01/2027	375	383
6.615% due 08/01/2027	1,730	1,757
6.623% due 10/01/2024	141	145
6.625% due 05/01/2014	81	84
6.644% due 06/01/2023	167	170
6.668% due 11/01/2019	182	186
6.684% due 09/01/2014	21	22
6.704% due 04/01/2027	45	46
6.730% due 06/01/2022	15	16
6.745% due 02/01/2018	46	48
6.750% due 10/25/2023	349	372
6.804% due 10/01/2034	3,985	4,068
6.820% due 06/01/2023	21	21
6.824% due 12/01/2027	380	391
6.825% due 02/01/2020	61	63
6.830% due 05/01/2025	277	286
6.845% due 11/01/2021	72	77
6.850% due 12/01/2026	13	13
6.872% due 09/01/2022	75	76
6.893% due 12/01/2025	366	370
6.900% due 05/25/2023	62	67
6.920% due 11/01/2023	34	34
6.939% due 04/01/2027	62	63
6.970% due 11/01/2025	158	161
6.975% due 09/01/2025	35	36
6.995% due 01/01/2026	157	162
6.996% due 12/01/2025	254	258
7.000% due 01/01/2009 - 01/25/2048	17,491	18,483
7.015% due 09/01/2029	12	12
7.025% due 11/01/2022	21	21
7.041% due 04/01/2027	7	7
7.043% due 05/01/2022	25	25
7.055% due 05/01/2024	84	84
7.063% due 12/01/2022	40	41
7.069% due 11/01/2025	613	622
7.073% due 07/01/2024	751	769
7.077% due 10/01/2024	7	7
7.085% due 03/01/2026	55	57
7.095% due 07/01/2026	12	12
7.110% due 10/01/2009	459	476
7.113% due 09/01/2024	145	149
7.132% due 02/01/2028	67	68
7.138% due 08/01/2023	90	90
7.139% due 09/01/2023	172	178
7.150% due 06/01/2025	78	79
7.155% due 11/01/2025	32	33
7.176% due 12/01/2010	54	57
7.179% due 10/01/2023	25	26
7.200% due 05/01/2021	24	25
7.209% due 06/01/2025	708	719
7.240% due 10/01/2027	175	178
7.244% due 05/01/2026	48	49
7.250% due 01/01/2023 - 11/01/2026	822	890
7.266% due 12/01/2023	70	72
7.289% due 06/01/2024	50	51
7.296% due 08/01/2027	137	141
7.300% due 08/01/2031	132	133
7.307% due 11/01/2025	80	80
7.370% due 02/01/2033	4	4
7.375% due 05/25/2022	1,263	1,360
7.472% due 08/01/2027	36	36
7.500% due 11/01/2010 - 07/25/2041	5,669	6,272
7.502% due 06/01/2030	284	299
7.533% due 10/01/2026	11	12
7.567% due 04/01/2024	376	382
7.722% due 04/01/2026 - 05/01/2027	92	95
7.750% due 06/01/2009 - 01/25/2022	1,961	2,126
7.780% due 01/01/2018	2,055	2,405
7.800% due 10/25/2022	260	285
7.920% due 03/01/2018	2,545	3,004
7.980% due 05/01/2030	6,183	6,774
8.000% due 10/01/2008 - 06/01/2032	4,996	5,427
8.000% due 08/18/2027 (b)	11	3
8.060% due 04/01/2030	1,721	1,901

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
8.080% due 04/01/2030	$945	$1,045
8.250% due 10/01/2008 - 02/01/2017	8	8
8.490% due 06/01/2025	879	980
8.500% due 10/01/2009 - 10/01/2032	3,865	4,251
8.750% due 01/25/2021	256	284
9.000% due 07/01/2009 - 12/01/2027	1,717	1,905
9.250% due 04/25/2018	24	26
9.300% due 05/25/2018 - 08/25/2019	76	83
9.500% due 11/01/2009 - 07/01/2022	1,066	1,188
9.642% due 09/25/2028	493	526
10.000% due 08/01/2009 - 05/01/2022	151	176
10.500% due 11/01/2013 - 04/01/2022	50	55
11.000% due 11/01/2013 - 11/01/2020	160	181
11.500% due 08/20/2016 - 11/01/2019	6	7
12.000% due 05/01/2016	1	1
12.211% due 09/25/2008	37	37
12.500% due 10/01/2015	3	4
13.250% due 09/01/2011	2	2
14.750% due 08/01/2012	12	14
15.000% due 10/15/2012	38	46
15.500% due 10/01/2012 - 12/01/2012	3	3
15.750% due 12/01/2011 - 08/01/2012	13	16
16.000% due 09/01/2012	21	25
903.212% due 08/25/2021 (b)	0	6
1000.000% due 04/25/2022 (b)	0	5
Farmer Mac
7.983% due 01/25/2012	296	287
Federal Housing Administration
6.780% due 07/25/2040	7,267	7,292
6.875% due 11/01/2015	1,901	1,911
6.880% due 02/01/2041	11,039	11,077
6.896% due 07/01/2020	10,616	10,668
6.900% due 12/01/2040	21,908	21,984
6.960% due 05/01/2016	1,372	1,379
6.997% due 09/01/2019	92	92
7.110% due 05/01/2019	1,704	1,715
7.310% due 06/01/2041	22,787	22,881
7.315% due 08/01/2019	4,763	4,792
7.350% due 04/01/2019 - 11/01/2020	617	622
7.375% due 02/01/2018	157	158
7.400% due 01/25/2020 - 02/01/2021	3,568	3,601
7.430% due 10/01/2018 - 06/01/2024	14,869	15,007
7.450% due 05/01/2021	2,389	2,411
7.460% due 01/01/2023	238	241
7.465% due 11/01/2019	1,913	1,938
7.500% due 03/01/2032	3,141	3,182
7.580% due 12/01/2040	7,167	7,259
7.630% due 08/01/2041	17,195	17,374
7.780% due 11/01/2040	7,165	7,243
8.250% due 01/01/2041	4,584	4,657
8.375% due 02/01/2012	118	120
Freddie Mac
2.859% due 08/25/2031	225	221
2.968% due 07/15/2019 - 10/15/2020	24,873	24,065
3.000% due 05/15/2022	214	214
3.048% due 02/15/2019	12,379	12,302
3.058% due 05/15/2036	94	91
3.168% due 12/15/2029 - 06/15/2031	9,133	8,829
3.218% due 06/15/2018 - 06/15/2031	839	843
3.268% due 11/15/2030 - 12/15/2031	38	38
3.318% due 09/15/2030 - 01/15/2032	242	239
3.500% due 05/15/2016 - 07/15/2032	1,838	1,814
3.599% due 05/25/2043	14,467	14,471
4.000% due 04/01/2011 - 12/15/2024	49,931	49,988
4.250% due 04/15/2023	9,847	9,865
4.500% due 11/01/2008 - 05/01/2034	25,130	25,246
4.540% due 01/01/2034	10,830	10,959
4.551% due 08/01/2035	1,375	1,386
4.585% due 09/01/2035	20,113	20,175
4.629% due 07/01/2035	19,461	19,585
4.701% due 06/01/2035	5,509	5,602
4.827% due 03/01/2035	4,950	5,016
4.837% due 10/01/2035	37,869	38,303
4.846% due 11/01/2035	35,645	36,057
4.876% due 11/01/2034	222	229
4.900% due 10/01/2035	27,206	27,586
4.901% due 10/01/2035	37,129	37,601
4.909% due 07/01/2035	65	67
4.941% due 11/01/2035	27,372	27,786
5.000% due 06/15/2016 - 03/01/2038	291,388	295,373
5.050% due 10/25/2023	998	1,028
5.136% due 05/01/2035	39,541	40,268
5.200% due 10/25/2023	200	201
5.395% due 12/01/2026	914	922
5.500% due 07/01/2022 - 04/01/2038	4,987,881	5,043,242
5.591% due 08/15/2032	5,356	5,326
5.596% due 05/01/2023	14	15
5.722% due 10/25/2044 - 02/25/2045	35,179	34,413
5.751% due 05/01/2018	341	351
5.922% due 07/25/2044	2,631	2,569
5.931% due 05/01/2018	280	290
5.950% due 06/15/2028	40,935	40,826
5.980% due 02/01/2021	6	7
6.000% due 11/15/2008 - 02/01/2038	2,021,610	2,076,622
6.062% due 05/01/2021	1,375	1,387
6.121% due 07/01/2019	9	9
6.154% due 03/01/2021	993	1,025
6.155% due 02/01/2019	271	274
6.168% due 12/01/2018	345	348
6.178% due 01/01/2022	94	96
6.188% due 03/01/2022	1,396	1,430
6.200% due 12/15/2008	181	182
6.250% due 03/15/2028 - 01/15/2036	3,177	3,273
6.265% due 05/01/2020	69	70
6.365% due 01/01/2024	25	25
6.387% due 01/01/2021 - 11/01/2026	515	521
6.500% due 04/01/2008 - 07/25/2043	380,954	400,263
6.500% due 11/15/2008 - 09/15/2023 (b)	32	1
6.520% due 12/01/2023	150	152
6.625% due 04/01/2017	6	6
6.634% due 07/01/2025	800	808
6.671% due 11/01/2020	88	90
6.704% due 12/01/2022	20	21
6.769% due 09/01/2028	3	3
6.786% due 05/01/2020	16	17
6.810% due 07/01/2023	238	239
6.811% due 10/01/2020	10	11
6.832% due 09/01/2023	29	30
6.839% due 04/01/2029	156	159
6.875% due 09/01/2018	59	60
6.917% due 10/01/2020	253	266
6.924% due 06/01/2021	551	560
6.926% due 11/01/2023	234	237
6.940% due 10/01/2022 - 05/01/2023	236	240
6.950% due 07/15/2021 - 08/15/2021	48	49
6.963% due 07/01/2020 - 06/01/2022	189	192
6.979% due 07/01/2032	4	4
6.989% due 08/01/2023 - 04/01/2024	2,088	2,110
6.992% due 12/01/2019	5	5
7.000% due 08/15/2008 - 09/15/2023 (b)	36	7
7.000% due 01/01/2009 - 10/25/2043	45,331	48,689
7.018% due 11/01/2028	774	783
7.022% due 06/01/2024	584	593
7.024% due 01/01/2024	63	65
7.028% due 04/01/2025	138	141
7.030% due 01/01/2019	58	60
7.046% due 11/01/2023	10	10
7.055% due 10/01/2026	450	458
7.075% due 01/01/2019 - 09/01/2027	57	57
7.077% due 08/01/2023	1	1
7.078% due 07/01/2023	71	73
7.105% due 05/01/2018	57	59
7.110% due 07/01/2022	107	110
7.119% due 10/01/2023	201	205
7.125% due 01/01/2019 - 01/01/2028	31	32
7.135% due 07/01/2024	140	142
7.143% due 10/01/2023	130	132
7.146% due 08/01/2023	105	108
7.148% due 06/01/2022	451	463
7.152% due 09/01/2023	195	198
7.156% due 10/01/2023	291	297
7.165% due 02/01/2025	25	25
7.171% due 06/01/2022	151	155

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
7.174% due 10/01/2024	$218	$221
7.176% due 08/01/2023	588	605
7.199% due 02/01/2023	82	84
7.200% due 06/01/2024	260	268
7.209% due 08/01/2023	101	104
7.240% due 09/01/2023	138	141
7.253% due 09/01/2023	583	595
7.274% due 06/01/2020	91	94
7.282% due 09/01/2023	373	377
7.283% due 03/01/2024	316	321
7.299% due 10/01/2023	178	180
7.305% due 07/01/2027	12	13
7.310% due 05/01/2023	80	81
7.326% due 04/01/2023	17	17
7.340% due 02/01/2026	417	430
7.364% due 07/01/2030	1,066	1,101
7.438% due 08/01/2023	46	46
7.464% due 05/01/2023	58	59
7.500% due 09/01/2008 - 11/01/2037	19,901	21,232
7.502% due 07/01/2019	234	241
7.606% due 10/01/2023	56	57
7.645% due 05/01/2025	5,790	6,213
8.000% due 04/01/2010 - 09/15/2024	5,052	5,173
8.250% due 06/15/2022	274	297
8.500% due 06/01/2008 - 06/01/2030	2,899	3,012
8.750% due 04/01/2009 - 12/15/2020	129	129
8.900% due 11/15/2020	931	1,011
9.000% due 04/01/2009 - 07/01/2030	727	748
9.000% due 05/01/2022 (b)	6	1
9.250% due 07/01/2017	3	3
9.500% due 09/01/2016 - 12/01/2022	702	755
10.000% due 11/01/2011 - 03/01/2021	64	72
10.100% due 09/01/2016	103	122
10.250% due 04/01/2009 - 07/01/2009	15	16
10.500% due 10/01/2017 - 01/01/2021	25	31
10.750% due 09/01/2009	2	2
11.000% due 06/01/2011 - 05/01/2020	39	46
11.250% due 10/01/2009 - 09/01/2015	3	3
11.500% due 01/01/2018	3	3
12.500% due 12/01/2012	1	1
13.250% due 10/01/2013	51	61
14.000% due 04/01/2016	3	3
15.500% due 08/01/2011	2	2
884.500% due 01/15/2021 (b)	0	3
1007.500% due 02/15/2022 (b)	0	5
Ginnie Mae
2.936% due 06/20/2030	46	46
3.036% due 09/20/2030	228	225
3.218% due 06/16/2031 - 03/16/2032	584	575
3.268% due 10/16/2030	822	812
3.318% due 02/16/2030 - 04/16/2032	3,944	3,897
3.368% due 12/16/2025	122	121
3.418% due 02/16/2030	2,699	2,671
3.468% due 02/16/2030	1,235	1,224
3.486% due 03/20/2031	215	214
4.500% due 11/16/2028 - 07/15/2033	8,047	8,052
5.000% due 10/20/2029 - 07/20/2037	4,180	4,208
5.125% due 12/20/2015 - 12/20/2029	30,481	30,451
5.500% due 01/15/2032 - 02/20/2036	1,764	1,796
5.625% due 07/20/2017 - 08/20/2030	37,816	38,120
5.650% due 10/15/2012	3	4
5.750% due 02/20/2032	1,666	1,682
6.000% due 10/15/2008 - 08/15/2037	113,788	117,787
6.250% due 01/20/2028 - 03/20/2030	7,951	8,103
6.375% due 02/20/2017 - 05/20/2030	66,835	68,374
6.500% due 10/15/2008 - 07/15/2040	64,043	67,358
6.670% due 08/15/2040	917	954
6.750% due 06/20/2028 - 10/16/2040	43,632	47,094
7.000% due 06/15/2008 - 11/15/2032	7,800	8,230
7.250% due 07/16/2028	3	3
7.500% due 07/15/2008 - 05/15/2032	8,588	9,090
7.700% due 03/15/2041	6,533	7,261
7.750% due 12/20/2020 - 12/15/2040	1,581	1,709
8.000% due 10/15/2009 - 10/20/2031	1,214	1,329
8.250% due 06/15/2008 - 04/15/2020	108	118
8.300% due 06/15/2019	22	24
8.500% due 09/15/2009 - 04/15/2031	1,059	1,165
9.000% due 09/15/2008 - 01/15/2031	1,185	1,302
9.250% due 12/20/2016	3	3
9.500% due 11/15/2008 - 07/15/2025	503	557
10.000% due 02/15/2013 - 02/15/2025	467	556
10.250% due 02/20/2019	10	11
10.500% due 12/15/2015 - 09/15/2021	103	124
11.000% due 04/15/2010 - 04/20/2019	20	23
11.500% due 04/15/2013 - 10/15/2015	11	13
12.000% due 11/15/2012 - 05/15/2016	89	106
13.000% due 12/15/2012	3	3
13.500% due 10/15/2012 - 09/15/2014	26	32
15.000% due 08/15/2011 - 11/15/2012	34	41
16.000% due 11/15/2011 - 05/15/2012	29	35
17.000% due 11/15/2011 - 12/15/2011	13	16
Small Business Administration
3.870% due 01/01/2014	1,271	1,273
4.340% due 03/01/2024	244	236
4.504% due 02/01/2014	104	102
4.524% due 02/10/2013	16,464	16,492
4.684% due 09/10/2014	5,138	5,147
4.754% due 08/10/2014	63	63
4.770% due 04/01/2024	1,149	1,156
4.870% due 12/01/2024	2,261	2,269
4.890% due 12/01/2023	1,418	1,416
4.930% due 01/01/2024	2,925	2,959
4.950% due 03/01/2025	2,464	2,422
4.980% due 11/01/2023	9,729	9,875
5.090% due 10/01/2025	980	982
5.110% due 04/01/2025 - 08/01/2025	2,176	2,193
5.130% due 09/01/2023	6,050	6,132
5.160% due 02/01/2028	2,700	2,738
5.190% due 07/01/2024	372	380
5.290% due 12/01/2027	90,642	92,067
5.310% due 05/01/2027	488	496
5.340% due 11/01/2021	8,023	8,246
5.780% due 08/01/2027	98	100
5.950% due 05/01/2009	179	180
6.030% due 02/01/2012	10,291	10,594
6.340% due 03/01/2021	12,860	13,511
6.344% due 08/01/2011	968	999
6.640% due 02/01/2011	2,358	2,449
6.700% due 12/01/2016	3,814	3,965
6.900% due 12/01/2020	4,209	4,470
6.950% due 11/01/2016	994	1,036
7.150% due 03/01/2017	1,725	1,806
7.190% due 12/01/2019	156	166
7.449% due 08/01/2010	7,411	7,599
7.452% due 09/10/2010	904	946
7.500% due 04/01/2017	1,028	1,080
7.540% due 08/10/2009	5,307	5,478
7.630% due 06/01/2020	7,349	7,888
7.640% due 03/10/2010	2,586	2,703
7.700% due 07/01/2016	121	127
8.017% due 02/10/2010	8,763	9,174
Tennessee Valley Authority
4.250% due 03/15/2013	180	180
6.000% due 03/15/2013	250	280
U.S. Department of Housing and Urban Development
3.820% due 08/01/2009	2,400	2,451
Vendee Mortgage Trust
0.448% due 06/15/2023 (b)	24,398	242
6.500% due 09/15/2024	18,003	19,594
6.813% due 01/15/2030	2,308	2,323

Total U.S. Government Agencies (Cost $82,637,877)		84,045,105

U.S. TREASURY OBLIGATIONS 0.7%

Treasury Inflation Protected Securities (h)
1.875% due 07/15/2015	191,384	206,381
3.000% due 07/15/2012	81,804	91,672

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes
2.750% due 02/28/2013	$386,400	$392,166
3.250% due 12/31/2009	130,600	134,243

Total U.S. Treasury Obligations (Cost $822,660)		824,462

MORTGAGE-BACKED SECURITIES 3.4%

American Home Mortgage Assets Trust
5.246% due 11/25/2046	60,503	48,236
American Home Mortgage Investment Trust
4.290% due 10/25/2034	526	475
4.390% due 02/25/2045	99,500	90,928
4.440% due 02/25/2045	46	42
Arran Residential Mortgages Funding PLC
2.955% due 04/12/2036	830	830
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	94,824	94,232
5.414% due 09/10/2047	14,500	14,274
5.740% due 05/10/2045	28,900	29,257
Banc of America Funding Corp.
4.113% due 05/25/2035	160,547	152,588
4.622% due 02/20/2036	79	76
5.250% due 09/20/2034	200	192
Banc of America Mortgage Securities, Inc.
5.500% due 11/25/2033	187	183
6.500% due 10/25/2031	379	369
6.500% due 09/25/2033	17,178	16,962
7.235% due 07/20/2032	1,473	1,436
BCAP LLC Trust
2.769% due 01/25/2037	130,576	92,128
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	476	456
4.536% due 08/25/2033	57	53
4.550% due 08/25/2035	274	262
4.617% due 01/25/2034	480	449
4.750% due 10/25/2035	129,117	124,663
4.760% due 01/25/2034	22	21
5.031% due 04/25/2033	214	208
5.072% due 11/25/2034	4,042	3,926
5.299% due 04/25/2033	6,779	6,572
5.401% due 04/25/2033	20,703	19,288
5.437% due 04/25/2033	633	589
5.550% due 02/25/2033	14,827	13,730
5.950% due 11/25/2034	131	130
6.099% due 11/25/2030	10,063	9,737
6.764% due 02/25/2033	109	102
6.851% due 01/25/2034	40	39
Bear Stearns Alt-A Trust
2.799% due 02/25/2034	123	87
2.819% due 04/25/2035	5,573	3,769
3.986% due 02/25/2034	11,761	10,769
5.332% due 09/25/2034	488	425
5.371% due 05/25/2035	185,425	160,678
5.706% due 09/25/2035	86,414	71,067
5.882% due 01/25/2036	40,346	31,783
6.943% due 01/25/2035	10,016	6,010
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	2,134	2,120
5.060% due 11/15/2016	7,735	7,722
5.155% due 10/12/2042	25,000	24,895
5.405% due 12/11/2040	15,435	15,525
5.457% due 03/11/2039	13,650	13,618
5.694% due 06/11/2050	20,000	19,729
6.440% due 06/16/2030	6,984	6,986
7.000% due 05/20/2030	34,454	36,274
Bear Stearns Mortgage Securities, Inc.
6.056% due 06/25/2030	282	286
CC Mortgage Funding Corp.
2.779% due 05/25/2036	6,630	4,976
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	228
Citigroup Commercial Mortgage Trust
2.888% due 08/15/2021	54	51
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	17,608	17,566
4.248% due 08/25/2035	106,026	100,735
4.682% due 08/25/2035	125,118	121,888
4.700% due 12/25/2035	64,204	62,413
4.748% due 08/25/2035	208	207
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	557	556
Commercial Mortgage Acceptance Corp.
7.030% due 06/15/2031	58	59
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	145	152
Countrywide Alternative Loan Trust
2.686% due 05/20/2046	2,658	2,419
2.799% due 05/25/2036	4,113	3,117
2.949% due 09/25/2035	4,155	3,290
4.500% due 06/25/2035	796	789
6.000% due 10/25/2032	4,205	4,113
6.000% due 01/25/2037	18,820	15,204
6.250% due 12/25/2033	39	35
Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 05/25/2035	22,800	17,970
2.889% due 04/25/2035	26,791	21,194
2.919% due 03/25/2035	27	21
2.929% due 02/25/2035	23	19
2.939% due 02/25/2035	27	22
2.939% due 06/25/2035	608	536
2.979% due 09/25/2034	56	47
3.943% due 07/25/2034	8,800	8,280
5.250% due 02/20/2036	58,956	48,829
5.500% due 11/25/2035	11,654	7,691
5.750% due 07/19/2031	28	28
6.500% due 01/25/2034	664	668
7.076% due 10/19/2032	9	9
7.500% due 06/25/2035	643	648
CS First Boston Mortgage Securities Corp.
4.427% due 04/25/2034	61,139	59,306
5.215% due 03/25/2032	568	513
5.638% due 05/25/2032	32	32
6.445% due 05/25/2032	167	168
6.466% due 06/25/2032	46	46
6.500% due 04/25/2033	3,010	2,888
6.556% due 06/25/2032	15	15
7.290% due 09/15/2041	241	247
7.500% due 12/25/2032	6	6
Denver Arena Trust
6.940% due 11/15/2019	2,724	2,679
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.669% due 12/25/2036	31,576	30,140
2.689% due 08/25/2037	20,835	20,357
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	484	493
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (r)	269	253
8.000% due 03/25/2022	22	21
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	28	28
First Nationwide Trust
6.750% due 08/21/2031	4,521	4,513
First Republic Mortgage Loan Trust
3.079% due 06/25/2030	2,336	2,106
3.118% due 08/15/2032	443	427
3.168% due 11/15/2031	19	17
Fund America Investors Corp. II
6.009% due 06/25/2023	13	13
6.459% due 06/25/2023	311	309
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	23,188	22,860
GMAC Mortgage Securities, Inc.
8.950% due 08/20/2017	48	53
Government Lease Trust
4.000% due 05/18/2011	35,750	36,513
6.480% due 05/18/2011	10,420	10,903
GS Mortgage Securities Corp. II
6.044% due 08/15/2018	10,475	10,637
6.620% due 10/18/2030	14,340	14,318
6.624% due 05/03/2018	55,900	61,299
GSR Mortgage Loan Trust
2.949% due 01/25/2034	108	92
4.396% due 12/25/2034	87	79
4.539% due 09/25/2035	109,911	103,616
4.749% due 09/25/2035	76,345	71,969
5.250% due 11/25/2035	215,330	192,441
5.312% due 06/25/2034	90	85
5.500% due 03/25/2035	150	146
6.000% due 03/25/2032	119	114
GSRPM Mortgage Loan Trust
3.299% due 01/25/2032	2,340	2,291
Harborview Mortgage Loan Trust
2.729% due 04/19/2038	31,225	23,670
2.799% due 03/19/2037	20,708	15,615
2.876% due 06/20/2035	2,155	1,680
2.909% due 01/19/2035	4,733	4,145
2.929% due 02/19/2034	16	15
3.938% due 06/19/2034	6,800	6,669
Indymac ARM Trust
6.395% due 01/25/2032	990	989
6.446% due 01/25/2032	224	224
6.947% due 08/25/2031	501	502
Indymac Index Mortgage Loan Trust
5.189% due 01/25/2036	20,524	15,418
5.711% due 04/25/2037	23,025	18,250
5.989% due 04/25/2037	51,232	39,433
Indymac Loan Trust
2.879% due 07/25/2009	34	33
JPMorgan Alternative Loan Trust
2.669% due 05/25/2036	1,188	1,178
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	187,521	182,308
5.420% due 01/15/2049	54,669	53,016
5.440% due 06/12/2047	27,800	27,057
5.747% due 02/12/2049	100	100
JPMorgan Mortgage Trust
4.766% due 07/25/2035	170	149
4.916% due 02/25/2036	20,189	19,801
5.006% due 07/25/2035	46,640	45,129

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
LB Mortgage Trust
8.432% due 01/20/2017	$16,260	$17,664
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	1,169	1,159
4.563% due 09/15/2026	14,000	13,770
5.424% due 02/15/2040	21,400	20,830
5.866% due 09/15/2045	16,135	16,109
5.969% due 03/15/2026	61	61
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.898% due 09/15/2021	1,081	1,017
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	11,700	11,150
5.189% due 05/25/2034	150	140
6.164% due 10/25/2032	3,862	3,852
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,363	2,271
MASTR Seasoned Securities Trust
6.206% due 09/25/2017	24,955	25,291
6.500% due 08/25/2032	47,677	46,084
Mellon Residential Funding Corp.
3.168% due 11/15/2031	20,191	18,224
3.561% due 12/15/2030	4,293	4,135
3.601% due 06/15/2030	697	664
3.991% due 10/20/2029	12,420	11,994
Merrill Lynch Countrywide Commercial Mortgage Trust
5.957% due 08/12/2049	9,300	9,402
Merrill Lynch Mortgage Investors, Inc.
2.809% due 02/25/2036	83	67
4.910% due 12/25/2032	124	119
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034	5,863	5,852
MLCC Mortgage Investors, Inc.
2.929% due 06/25/2028	4,110	3,885
3.198% due 03/15/2025	246	199
4.250% due 10/25/2035	175,013	164,446
Morgan Stanley Capital I
2.878% due 10/15/2020	53,923	50,161
5.569% due 12/15/2044	26,000	25,298
5.809% due 12/12/2049	40,085	39,830
6.160% due 04/03/2014	2,057	2,067
6.170% due 10/03/2034	1,389	1,394
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	47	47
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	3,028	3,058
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	39	40
Paine Webber CMO Trust
1359.500% due 08/01/2019 (b)	0	3
Prime Mortgage Trust
2.999% due 02/25/2019	3,048	2,884
2.999% due 02/25/2034	15,537	14,039
Provident Funding Mortgage Loan Trust
3.901% due 10/25/2035	14,906	14,366
4.431% due 04/25/2034	18,236	17,679
Prudential-Bache CMO Trust
8.400% due 03/20/2021	425	424
RAAC Series 2005-SP1
5.000% due 09/25/2034	9,944	9,940
Regal Trust IV
4.170% due 09/29/2031	1,403	1,399
Resecuritization Mortgage Trust
2.856% due 04/26/2021	1	1
Residential Accredit Loans, Inc.
2.699% due 09/25/2046	16,363	15,111
2.779% due 06/25/2046	177,340	144,860
Residential Asset Mortgage Products, Inc.
2.769% due 07/25/2024	1,134	1,133
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	703	672
Salomon Brothers Mortgage Securities VII, Inc.
3.099% due 05/25/2032	177	168
7.167% due 12/25/2030	150	145
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	244	246
Sears Mortgage Securities
12.000% due 02/25/2014	74	74
Securitized Asset Sales, Inc.
7.282% due 11/26/2023	145	142
Sequoia Mortgage Trust
2.886% due 07/20/2033	250	238
2.909% due 10/19/2026	399	379
4.080% due 04/20/2035	48,388	44,307
Structured Adjustable Rate Mortgage Loan Trust
5.317% due 08/25/2034	873	810
5.450% due 01/25/2036	14,486	13,043
5.726% due 01/25/2035	284	269
Structured Asset Mortgage Investments, Inc.
2.719% due 08/25/2036	18,282	13,679
2.769% due 03/25/2037	55	39
2.789% due 06/25/2036	2,617	1,989
2.809% due 07/19/2035	414	347
2.819% due 05/25/2036	80	60
2.889% due 09/19/2032	13,393	12,211
2.909% due 03/19/2034	20	18
2.909% due 12/25/2035	5,455	4,208
5.804% due 04/30/2030	2	2
6.286% due 05/25/2022	1,931	1,835
Structured Asset Securities Corp.
5.250% due 12/25/2034	10,189	9,730
5.381% due 03/25/2033	10,796	10,623
5.463% due 10/25/2035	174	167
6.039% due 02/25/2032	2,429	2,241
6.150% due 07/25/2032	1,363	1,267
6.397% due 05/25/2032	104	103
7.108% due 01/25/2032	2,437	2,340
Structured Mortgage Asset Residential Trust
7.250% due 07/25/2024	40	40
TBW Mortgage-Backed Pass-Through Certificates
2.709% due 01/25/2037	98	93
6.080% due 09/25/2036	4,785	4,664
Thornburg Mortgage Securities Trust
2.704% due 05/25/2046	19,694	19,341
2.719% due 09/25/2046	5,553	5,190
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	3,903
6.800% due 01/25/2028	1,977	2,000
Wachovia Bank Commercial Mortgage Trust
2.908% due 09/15/2021	2,264	2,128
5.342% due 12/15/2043	194,050	187,475
WaMu Mortgage Pass-Through Certificates
2.859% due 11/25/2045	6,305	5,089
2.889% due 08/25/2045	342	338
2.889% due 10/25/2045	44,800	35,788
2.909% due 01/25/2045	24	19
3.139% due 12/25/2027	1,861	1,691
3.239% due 12/25/2027	29,845	28,276
3.495% due 11/25/2034	80	69
4.208% due 06/25/2033	19,826	19,781
5.220% due 02/27/2034	490	466
5.306% due 06/25/2046	50,239	39,652
5.326% due 02/25/2046	142	111
5.470% due 05/25/2046	3,616	2,792
5.526% due 11/25/2042	313	297
5.572% due 10/25/2046	1,311	1,078
5.726% due 06/25/2042	1,990	1,810
5.726% due 08/25/2042	280	257
5.826% due 11/25/2046	2,469	2,046
Washington Mutual MSC Mortgage Pass-Through Certificates
3.951% due 06/25/2033	15,252	14,819
6.662% due 05/25/2033	363	354
6.773% due 02/25/2031	65	65
7.020% due 02/25/2033	104	102
Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034	35,719	33,958
3.988% due 12/25/2034	574	539
4.329% due 07/25/2035	49,635	42,518
4.950% due 03/25/2036	242,162	230,859
5.218% due 03/25/2036	9,056	8,593

Total Mortgage-Backed Securities (Cost $4,422,529)		4,224,982

ASSET-BACKED SECURITIES 1.3%

Accredited Mortgage Loan Trust
2.649% due 02/25/2037	9,294	8,851
ACE Securities Corp.
2.649% due 06/25/2036	5,063	4,997
2.649% due 07/25/2036	11,976	11,723
2.679% due 02/25/2036	801	799
Ameriquest Mortgage Securities, Inc.
3.029% due 10/25/2033	73	63
Amortizing Residential Collateral Trust
2.869% due 06/25/2032	315	289
2.889% due 07/25/2032	3	3
Argent Securities, Inc.
2.649% due 10/25/2036	9,723	9,506
2.659% due 05/25/2036	501	499
Asset-Backed Funding Certificates
2.659% due 10/25/2036	3,762	3,651
Asset-Backed Securities Corp. Home Equity
2.659% due 07/25/2036	4,520	4,455
2.679% due 05/25/2037	12,793	12,423
2.759% due 05/25/2035	39	35
2.874% due 09/25/2034	84	75
BA Credit Card Trust
3.890% due 04/15/2013	163,200	161,605
Bank One Issuance Trust
2.928% due 12/15/2010	30,150	30,150
Bear Stearns Asset-Backed Securities Trust
2.639% due 02/25/2037	9,401	9,179
2.659% due 05/25/2036	1,039	1,006
2.669% due 12/25/2036	13,906	12,517
2.689% due 04/25/2036	3,871	3,845
2.749% due 01/25/2037	34,147	31,885
2.789% due 01/25/2047	698	652
2.799% due 09/25/2034	8	8
2.919% due 12/25/2034	10	10
2.929% due 10/25/2032	8,335	7,209

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
2.999% due 10/27/2032	$3,172	$2,963
5.787% due 06/25/2043	2,969	2,772
Brazos Student Finance Corp.
2.780% due 06/01/2023	3,519	3,477
Carrington Mortgage Loan Trust
2.639% due 05/25/2036	1,737	1,722
2.649% due 08/25/2036	4,074	4,014
2.649% due 01/25/2037	140	131
Cendant Mortgage Corp.
5.989% due 07/25/2043	2,177	2,036
Chase Funding Mortgage Loan Asset-Backed Certificates
3.099% due 10/25/2031	20	19
3.239% due 08/25/2032	1,726	1,642
3.339% due 10/25/2032	112	95
Chase Issuance Trust
3.609% due 05/16/2011 (c)	26,500	26,500
CIT Group Home Equity Loan Trust
2.869% due 06/25/2033	10	9
Citigroup Mortgage Loan Trust, Inc.
2.639% due 09/25/2036	2,231	2,176
2.649% due 11/25/2036	4,881	4,768
2.659% due 05/25/2037	3,374	3,214
2.669% due 12/25/2036	891	829
2.669% due 05/25/2037 (r)	27,445	26,232
Community Program Loan Trust
4.500% due 10/01/2018	7,775	7,742
4.500% due 04/01/2029	26,000	23,143
Conseco Finance
3.268% due 05/15/2032	145	123
Countrywide Asset-Backed Certificates
2.629% due 01/25/2046	33,539	32,859
2.649% due 03/25/2037	21,589	20,725
2.649% due 05/25/2037	2,307	2,232
2.649% due 07/25/2037	145	139
2.649% due 08/25/2037	64,858	61,930
2.669% due 06/25/2036	590	589
2.669% due 07/25/2036	693	693
2.669% due 08/25/2036	127	127
2.679% due 06/25/2037	14,292	13,345
2.759% due 02/25/2036	6,955	6,410
3.079% due 12/25/2031	3	3
3.265% due 07/25/2036	269	269
Credit-Based Asset Servicing & Securitization LLC
2.659% due 03/25/2036	40	40
2.669% due 01/25/2037	140	135
3.149% due 04/25/2032	616	567
CS First Boston Mortgage Securities Corp.
3.219% due 01/25/2032	412	372
3.299% due 07/25/2032	52	46
3.875% due 08/25/2032	1,556	1,416
Delta Funding Home Equity Loan Trust
3.638% due 09/15/2029	210	193
Discover Card Master Trust I
3.192% due 10/16/2013	400	390
Equity One Asset-Backed Securities, Inc.
3.159% due 11/25/2032	161	150
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025	2	2
Fieldstone Mortgage Investment Corp.
2.679% due 05/25/2036	2,031	2,006
First Alliance Mortgage Loan Trust
2.500% due 01/25/2025	9	9
3.296% due 03/20/2031	1,210	1,145
First Franklin Mortgage Loan Asset-Backed Certificates
2.629% due 07/25/2036	7,571	7,466
2.649% due 10/25/2036	19,785	19,129
2.649% due 11/25/2036	6,675	6,043
2.649% due 03/25/2037	11,292	10,835
2.669% due 03/25/2036	49	49
2.669% due 12/25/2036	10,932	9,750
2.679% due 02/25/2036	176	175
2.689% due 01/25/2036	1,287	1,283
2.969% due 12/25/2034	592	461
First USA Credit Card Master Trust
2.935% due 04/18/2011	20,000	19,977
FMAC Loan Receivables Trust
6.500% due 09/15/2020	36	31
7.900% due 04/15/2019	20	20
Fremont Home Loan Trust
2.649% due 10/25/2036	9,728	9,594
2.769% due 01/25/2036	26	26
Green Tree Financial Corp.
6.240% due 11/01/2016	37	39
6.480% due 12/01/2030	19	19
6.870% due 04/01/2030	867	855
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	98
GSAMP Trust
2.639% due 08/25/2036	336	330
2.669% due 01/25/2036	2,830	2,704
2.669% due 02/25/2036	544	543
2.689% due 11/25/2035	1,224	1,135
2.889% due 03/25/2034	679	665
GSR Mortgage Loan Trust
2.699% due 11/25/2030	23	23
HFC Home Equity Loan Asset-Backed Certificates
2.826% due 01/20/2034	16,353	13,274
2.886% due 09/20/2033	35	34
2.968% due 03/20/2036	12,420	11,434
Home Equity Asset Trust
2.659% due 05/25/2037	24,863	23,783
2.679% due 05/25/2036	3,440	3,417
3.199% due 11/25/2032	154	131
HSBC Asset Loan Obligation
2.659% due 12/25/2036	1,927	1,845
HSI Asset Securitization Corp. Trust
2.649% due 12/25/2036	68,886	64,044
2.679% due 12/25/2035	1,229	1,223
IMC Home Equity Loan Trust
7.115% due 07/25/2026	73	72
7.310% due 11/20/2028	43	43
7.500% due 04/25/2026	42	42
7.520% due 08/20/2028	31	31
Indymac Residential Asset-Backed Trust
2.639% due 08/25/2036	6,148	6,110
2.659% due 04/25/2037	134	128
IXIS Real Estate Capital Trust
2.659% due 08/25/2036	2,859	2,842
JPMorgan Mortgage Acquisition Corp.
2.639% due 08/25/2036	6,144	5,988
2.649% due 07/25/2036	8,183	7,722
2.659% due 05/25/2037	19,155	18,240
2.679% due 08/25/2036	17,382	16,301
2.689% due 10/25/2036	622	592
Lehman ABS Mortgage Loan Trust
2.689% due 06/25/2037	18,178	17,476
Lehman XS Trust
2.669% due 05/25/2046	177	168
2.679% due 04/25/2046	13,798	13,618
2.679% due 06/25/2046	13,591	12,965
2.679% due 08/25/2046	4,739	4,627
2.689% due 05/25/2046	13,661	13,271
Long Beach Mortgage Loan Trust
2.639% due 07/25/2036	7,545	7,467
2.689% due 01/25/2046	132	132
2.739% due 02/25/2036	18,916	18,574
2.879% due 10/25/2034	4,796	4,336
MASTR Asset-Backed Securities Trust
2.649% due 03/25/2036	2,960	2,938
2.649% due 01/25/2037	325	312
2.659% due 10/25/2036	563	557
2.679% due 01/25/2036	1,457	1,448
Merrill Lynch First Franklin Mortgage Loan Trust
2.659% due 07/25/2037	10,000	9,167
Merrill Lynch Mortgage Investors, Inc.
2.629% due 05/25/2037	2,442	2,396
2.659% due 03/25/2037	74	74
2.669% due 08/25/2036	777	741
2.669% due 02/25/2037	2,915	2,886
2.669% due 07/25/2037	24,443	23,433
2.719% due 02/25/2037	8,629	7,951
Mesa Trust Asset-Backed Certificates
2.999% due 12/25/2031	2,151	2,128
Mid-State Trust
6.340% due 10/15/2036	22,047	20,967
7.340% due 07/01/2035	957	1,025
7.791% due 03/15/2038	3,742	3,699
8.330% due 04/01/2030	19,557	20,560
Morgan Stanley ABS Capital I
2.639% due 04/25/2036	594	592
2.639% due 06/25/2036	49	49
2.649% due 07/25/2036	362	334
2.659% due 03/25/2036	259	258
2.669% due 12/25/2035	525	523
2.669% due 03/25/2036	1,578	1,574
2.699% due 09/25/2036	200	176
3.399% due 07/25/2037	32,710	31,381
Morgan Stanley Home Equity Loans
2.649% due 04/25/2036	1,280	1,274
2.649% due 12/25/2036	24,776	23,776
2.679% due 12/25/2035	451	448
Morgan Stanley IXIS Real Estate Capital Trust
2.649% due 11/25/2036	101	96
2.709% due 11/25/2036	200	173
MPC Natural Gas Funding Trust
6.200% due 03/15/2013	3,942	4,150
Nationstar Home Equity Loan Trust
2.659% due 03/25/2037	17,630	16,774
Nelnet Student Loan Trust
2.606% due 12/24/2018	215	214
2.616% due 12/22/2014	1,066	1,065
3.341% due 01/26/2015	555	555
3.421% due 07/25/2016	1,488	1,487
New Century Home Equity Loan Trust
2.659% due 05/25/2036	194	193
2.869% due 09/25/2035	38,976	35,823
Newcastle Mortgage Securities Trust
2.669% due 03/25/2036	588	585
Nomura Asset Acceptance Corp.
2.739% due 01/25/2036	3,158	2,965

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)		Value (000s)
Option One Mortgage Loan Trust
2.639% due 02/25/2037		$3,530	$3,371
Ownit Mortgage Loan Asset-Backed Certificates
2.659% due 03/25/2037		5,510	5,412
Popular ABS Mortgage Pass-Through Trust
2.689% due 06/25/2047		38,538	36,060
PP&L Transition Bond Co. LLC
7.150% due 06/25/2009		344	351
Quest Trust
3.029% due 12/25/2033		702	477
Renaissance Home Equity Loan Trust
2.959% due 11/25/2034		177	158
3.299% due 08/25/2032		104	93
Residential Asset Mortgage Products, Inc.
2.669% due 05/25/2036		3,042	2,995
2.749% due 11/25/2035		193	186
Residential Asset Securities Corp.
2.639% due 06/25/2036		4,118	4,090
2.649% due 09/25/2036		11,029	10,925
2.659% due 04/25/2036		3,782	3,754
2.669% due 11/25/2036		47	45
2.679% due 10/25/2036		18,712	18,148
Residential Funding Mortgage Securities II, Inc.
2.699% due 12/25/2035		7,963	7,267
Residential Mortgage Loan Trust
4.635% due 09/25/2029		15	14
SACO I, Inc.
2.659% due 05/25/2036		8,003	6,067
2.819% due 06/25/2035		1,939	1,767
2.849% due 12/25/2035		297	212
Salomon Brothers Mortgage Securities VII, Inc.
2.899% due 03/25/2032		705	684
3.159% due 09/25/2028		1,728	1,643
Saxon Asset Securities Trust
3.119% due 08/25/2032		733	722
3.139% due 01/25/2032		1	1
Securitized Asset-Backed Receivables LLC Trust
2.659% due 03/25/2036		4,427	4,372
2.659% due 12/25/2036		1,812	1,645
SLM Student Loan Trust
3.311% due 04/25/2014		40,518	40,363
3.321% due 10/25/2016		1,567	1,561
3.321% due 07/25/2017		4,536	4,510
3.321% due 10/25/2018		2,264	2,248
3.331% due 01/25/2016		2,206	2,201
3.341% due 04/27/2015		686	686
3.470% due 01/26/2015		69,200	68,832
Soundview Home Equity Loan Trust
2.639% due 11/25/2036		253	252
2.649% due 10/25/2036		1,177	1,139
2.659% due 06/25/2036		366	365
2.719% due 03/25/2036		2,358	2,320
Specialty Underwriting & Residential Finance
2.629% due 06/25/2037		90	88
2.659% due 02/25/2037		1,613	1,598
2.679% due 12/25/2036		3,384	3,364
Structured Asset Investment Loan Trust
2.659% due 04/25/2036		324	322
3.299% due 04/25/2033		2,194	1,889
Structured Asset Securities Corp.
2.679% due 01/25/2037		27,226	24,733
2.889% due 01/25/2033		6,683	6,042
4.900% due 04/25/2035		32,330	29,884
Washington Mutual Asset-Backed Certificates
2.649% due 01/25/2037		24,234	22,703
2.669% due 04/25/2036		939	935
Wells Fargo Home Equity Trust
2.839% due 10/25/2035		96	93
2.839% due 11/25/2035		32,631	32,115
2.849% due 12/25/2035		101,814	99,113
WFS Financial Owner Trust
3.590% due 10/19/2009		1,195	1,196
WMC Mortgage Loan Pass-Through Certificates
3.498% due 05/15/2030		2,879	2,853
3.718% due 10/15/2029		1,266	1,250

Total Asset-Backed Securities (Cost $1,686,404)			1,623,875

SOVEREIGN ISSUES 0.1%

Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,579
Canada Mortgage & Housing Corp.
2.950% due 06/02/2008		50	50
4.800% due 10/01/2010		100	106
China Development Bank
5.000% due 10/15/2015		29,300	29,209
Export-Import Bank of Korea
4.901% due 10/04/2011		88,600	88,751
Hydro Quebec
2.677% due 09/29/2049		5,600	4,880
7.500% due 04/01/2016		150	184
Italy Government International Bond
3.250% due 05/15/2009		160	162
4.500% due 01/21/2015		150	159
5.375% due 06/15/2033		50	53
Korea Development Bank
3.364% due 10/31/2008		100	100
4.750% due 07/20/2009		300	303
Korea Expressway Corp.
5.125% due 05/20/2015		100	93
Province of Manitoba Canada
7.750% due 07/17/2016		200	252
Province of New Brunswick Canada
5.200% due 02/21/2017		125	137
Province of Nova Scotia Canada
5.125% due 01/26/2017		150	163
Province of Ontario Canada
5.125% due 07/17/2012		100	109
5.500% due 10/01/2008		150	152
Province of Quebec Canada
5.000% due 07/17/2009		100	103
Republic of Korea
8.875% due 04/15/2008		50	50
Russia Government International Bond
8.250% due 03/31/2010		611	648
South Africa Government International Bond
5.875% due 05/30/2022		100	94
6.500% due 06/02/2014		27,000	28,181

Total Sovereign Issues (Cost $156,452)			158,518

FOREIGN CURRENCY-DENOMINATED ISSUES 3.3%

American International Group, Inc.
4.875% due 03/15/2067	EUR	30,000	35,792
Atlas Reinsurance PLC
8.690% due 01/10/2010		3,000	4,819
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	2,300	3,740
Bauhaus Securities Ltd.
4.698% due 10/30/2052		65	103
BBVA International Preferred S.A. Unipersonal
4.952% due 09/29/2049		18,000	23,016
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	4,810,676	2,484,947
10.000% due 01/01/2013		190,000	96,360
10.000% due 01/01/2017		1,518,624	722,714
Brazilian Government International Bond
10.250% due 01/10/2028		111,300	59,370
BTM Curacao Holdings NV
1.570% due 11/29/2049	JPY	1,000,000	10,007
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	65,072
Countrywide Home Loans, Inc.
4.823% due 11/24/2008		9,100	13,074
Danske Bank A/S
4.878% due 02/28/2049		8,000	10,805
5.684% due 12/29/2049	GBP	16,400	27,128
Ford Motor Credit Co. LLC
5.250% due 06/16/2008	EUR	15,000	11,945
Gaz Capital S.A.
5.875% due 06/01/2015		20,000	28,380
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	13,717
5.500% due 09/15/2067		151,800	227,042
General Motors Corp.
8.375% due 07/05/2033		25,000	26,548
HBOS PLC
4.875% due 03/29/2049		14,090	18,301
KBC Bank Funding Trust IV
8.220% due 11/29/2049		5,000	8,132
Lloyds TSB Capital
7.375% due 12/29/2049		26,000	41,373
Mexican Bonos
7.250% due 12/15/2016	MXN	275,000	25,588
Mizuho Finance Cayman Ltd.
1.879% due 01/01/2049	JPY	1,000,000	10,137
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	81,500	85,537
Nordic Telephone Co. Holdings ApS
6.050% due 11/30/2013	EUR	11,308	16,813
6.300% due 11/30/2014		13,540	20,276
Norinchukin Finance Ltd.
5.625% due 09/28/2016	GBP	25,000	45,960
Poland Government International Bond
5.750% due 03/24/2010	PLN	54,490	24,223
Pylon Ltd.
6.117% due 12/29/2008	EUR	250	393
Sumitomo Mitsui Banking Corp.
1.340% due 06/02/2049	JPY	1,000,000	9,886
1.766% due 12/31/2049		1,100,000	11,105

Total Foreign Currency-Denominated Issues (Cost $4,083,170)			4,182,303

SHORT-TERM INSTRUMENTS 6.3%

CERTIFICATES OF DEPOSIT 1.9%

Abbey National Treasury Services PLC
3.069% due 07/02/2008		386,400	385,294
Bank of Ireland
4.298% due 01/15/2010		34,200	33,622

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
Calyon Financial, Inc.
2.731% due 06/29/2010	$43,140	$43,019
4.035% due 01/16/2009	317,800	317,593
Capital One Bank USA N.A.
3.218% due 02/23/2009	100,000	96,880
Capmark Bank
4.250% due 11/05/2019	100	100
Fortis Bank NY
2.622% due 04/28/2008	1,000	1,000
2.646% due 09/30/2008	187,070	186,820
2.649% due 06/30/2008	304,730	304,635
HSBC Bank USA N.A.
3.294% due 07/28/2008	74,800	74,879
Lehman Brothers Bank FSB
4.000% due 01/28/2016	100	100
Nordea Bank Finland PLC
3.028% due 05/28/2008	154,800	154,881
3.046% due 04/09/2009	432,700	432,440
Skandinaviska Enskilda Banken AB
3.050% due 08/21/2008	7,000	7,000
3.060% due 02/13/2009	237,460	237,400
Unicredito Italiano NY
3.085% due 05/29/2008	141,400	141,453

		2,417,116

COMMERCIAL PAPER 2.3%

Abbey National Treasury Services PLC
2.870% due 04/08/2008	80,300	80,255
ABN AMRO N.A. Finance
3.015% due 05/13/2008	17,930	17,867
3.025% due 04/04/2008	39,000	38,990
4.350% due 04/07/2008	2,300	2,298
4.500% due 04/07/2008	10,400	10,392
ANZ National International Ltd.
3.050% due 05/19/2008	33,100	32,965
Banco Santander Central Hispano S.A.
2.725% due 06/13/2008	29,800	29,625
2.770% due 06/09/2008	21,900	21,778
2.990% due 05/21/2008	21,900	21,809
Bank of America Corp.
2.770% due 05/01/2008	39,800	39,708
2.900% due 05/05/2008	7,800	7,779
2.950% due 04/23/2008	3,700	3,693
2.975% due 06/02/2008	82,000	81,608
2.980% due 04/28/2008	30,700	30,631
Barclays U.S. Funding Corp.
2.790% due 06/11/2008	3,600	3,580
3.025% due 05/20/2008	4,100	4,083
3.125% due 04/23/2008	2,500	2,495
3.765% due 04/18/2008	4,600	4,592
4.330% due 04/08/2008	12,000	11,990
Calyon Financial, Inc.
2.935% due 05/05/2008	11,800	11,767
3.010% due 04/22/2008	7,900	7,886
3.050% due 04/04/2008	1,500	1,500
CBA (de) Finance
2.750% due 06/12/2008	3,000	2,983
2.950% due 05/05/2008	52,700	52,553
2.980% due 05/01/2008	1,700	1,696
3.000% due 04/07/2008	4,300	4,298
3.000% due 04/28/2008	5,800	5,787
3.000% due 05/21/2008	6,500	6,473
3.000 % due 05/28/2008	42,200	42,000
3.020% due 04/21/2008	200	200
3.800% due 04/15/2008	14,400	14,379
Danske Corp.
2.750% due 05/27/2008	30,000	29,872
2.800% due 04/14/2008	1,000	999
3.075% due 04/01/2008	54,900	54,900
DnB NOR Bank ASA
2.950% due 05/21/2008	24,790	24,688
3.020% due 04/30/2008	3,700	3,691
3.100% due 04/30/2008	3,400	3,392
3.150% due 04/15/2008	2,100	2,097
3.150% due 04/16/2008	400	399
4.660% due 04/17/2008	12,200	12,175
Fannie Mae
1.350% due 04/01/2008	255,000	255,000
2.420% due 05/02/2008	7,000	6,985
2.498% due 06/04/2008	14,800	14,727
Federal Home Loan Bank
1.500% due 04/01/2008	328,100	328,100
Freddie Mac
2.272% due 05/27/2008	1,400	1,396
2.439% due 06/09/2008	1,000	995
2.690% due 04/03/2008	800	800
HSBC Bank USA N.A.
2.880% due 06/06/2008	13,700	13,627
2.910% due 05/30/2008	300	299
2.970% due 05/30/2008	4,400	4,379
2.990% due 05/28/2008	600	597
3.740% due 04/18/2008	21,100	21,063
ING Funding LLC
2.890% due 05/05/2008	6,800	6,781
2.980% due 04/04/2008	7,200	7,198
2.980% due 04/14/2008	2,400	2,397
2.990% due 04/09/2008	84,900	84,844
3.010% due 04/23/2008	2,900	2,895
3.710% due 04/18/2008	600	599
3.740% due 04/18/2008	5,000	4,991
Intesa Funding LLC
2.760% due 06/16/2008	9,200	9,144
3.100% due 04/22/2008	27,820	27,770
Lloyds TSB Bank PLC
2.950% due 04/08/2008	16,600	16,590
2.960% due 05/30/2008	18,900	18,808
Nordea N.A., Inc.
2.950% due 04/09/2008	17,400	17,389
2.960% due 04/07/2008	4,200	4,198
2.980% due 04/04/2008	73,700	73,682
2.980% due 04/08/2008	300	300
Rabobank USA Financial Corp.
2.970% due 04/07/2008	7,000	6,997
3.000% due 04/08/2008	3,000	2,998
3.000% due 04/09/2008	11,300	11,292
Royal Bank of Canada
2.980% due 05/22/2008	5,307	5,285
Royal Bank of Scotland Group PLC
2.750% due 06/09/2008	16,600	16,512
2.820% due 06/09/2008	19,300	19,198
2.900% due 05/08/2008	22,200	22,134
2.950% due 05/06/2008	2,300	2,293
2.950% due 05/08/2008	10,000	9,970
2.950% due 06/04/2008	5,900	5,871
2.960% due 06/06/2008	30,800	30,643
3.020% due 05/14/2008	2,607	2,598
3.030% due 05/21/2008	53,200	52,976
3.040% due 05/21/2008	3,200	3,186
3.050% due 04/02/2008	3,000	3,000
3.050% due 04/07/2008	3,300	3,298
3.050% due 05/01/2008	4,500	4,489
3.070% due 04/02/2008	5,400	5,400
3.070% due 04/30/2008	37,700	37,607
3.080% due 04/16/2008	4,000	3,995
3.090% due 05/06/2008	11,000	10,967
3.110% due 05/06/2008	11,300	11,266
3.150% due 07/22/2008	6,000	5,949
3.160% due 05/02/2008	10,200	10,172
3.170% due 04/29/2008	4,050	4,040
3.800% due 04/14/2008	12,800	12,782
3.800% due 04/16/2008	23,700	23,662
3.830% due 04/02/2008	3,200	3,200
San Paolo U.S. Financial Co.
2.980% due 04/29/2008	1,500	1,497
3.030% due 04/30/2008	38,000	37,907
3.030% due 05/28/2008	94,000	93,549
3.045% due 04/29/2008	24,900	24,841
3.100% due 04/23/2008	11,600	11,578
3.180% due 04/11/2008	13,200	13,188
3.740% due 05/16/2008	600	597
Skandinaviska Enskilda Banken AB
4.370% due 04/10/2008	2,100	2,098
Stadshypotek, Inc.
3.040% due 04/04/2008	22,500	22,494
3.040% due 06/09/2008	45,000	44,750
3.055% due 05/22/2008	102,900	102,455
4.300% due 04/08/2008	10,400	10,391
Svenska Handelsbanken AB
2.970% due 05/13/2008	1,500	1,495
2.990% due 05/12/2008	5,636	5,617
3.010% due 04/14/2008	2,600	2,597
Swedbank AB
4.420% due 04/11/2008	5,500	5,493
4.460% due 04/09/2008	6,500	6,494
4.750% due 04/01/2008	1,900	1,900
UBS Finance Delaware LLC
2.940% due 06/05/2008	38,000	37,801
2.940% due 06/06/2008	123,800	123,140
2.970% due 04/23/2008	6,400	6,388
2.985% due 05/01/2008	6,700	6,683
3.000% due 06/02/2008	5,799	5,770
3.020% due 04/04/2008	35,100	35,091
3.020% due 04/23/2008	4,000	3,993
3.020% due 04/30/2008	4,900	4,888
3.035% due 06/02/2008	22,600	22,487
3.040% due 06/02/2008	28,800	28,655
3.050% due 04/16/2008	1,100	1,099
3.050% due 04/23/2008	5,500	5,490
3.065% due 04/01/2008	43,800	43,800
3.070% due 04/23/2008	9,400	9,382
3.110% due 04/30/2008	82,300	82,094
4.140% due 05/12/2008	13,500	13,436
Unicredito Italiano SpA
2.830% due 06/16/2008	700	696
2.990% due 05/14/2008	3,900	3,886
3.070% due 04/08/2008	1,000	999
3.080% due 04/30/2008	5,000	4,988
3.850% due 05/02/2008	39,700	39,568
4.450% due 04/08/2008	11,000	10,990
4.665% due 04/04/2008	5,100	5,098

See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2008

	Principal Amount (000s)	Value (000s)
Westpac Trust Securities NZ Ltd.
3.040% due 05/09/2008	$10,500	$10,466
4.320% due 04/07/2008	6,600	6,595

		2,889,631

Repurchase Agreements 1.0%

Credit Suisse Securities (USA) LLC
1.200% due 04/01/2008 (Dated 03/31/2008. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2009 valued at $1,538. Repurchase proceeds are $1,500.)	1,500	1,500
Deutsche Bank AG
1.200% due 04/01/2008 (Dated 03/31/2008. Collateralized by U.S. Treasury Bills 1.460% due 05/08/2008 valued at $1,093,180. Repurchase proceeds are $1,071,436.)	1,071,400	1,071,400
Fixed Income Clearing Corp.
1.900% due 04/01/2008	142,851	142,851

(Dated 03/31/2008. Collateralized by Federal Home Loan Bank 0.000% due 05/30/2008 valued at $49,812 and Freddie Mac 0.000%—3.000% due 05/13/2008—06/09/2008 valued at $95,898. Repurchase proceeds are $142,859.)		1,215,751

U.S. Treasury Bills 1.1%
0.877% due 04/10/2008 - 08/07/2008 (f)(i)(j)	1,351,240	1,348,093

Total Short-Term Instruments (Cost $7,877,364)		7,870,591

Purchased Options (p) 1.2% (Cost $412,709)		1,474,509
Total Investments 110.6% (Cost $137,586,881)		139,109,774
Written Options (q) (1.0%) (Premiums $575,863)		(1,325,068)
Other Assets and Liabilities (Net) (9.6%)		(12,016,751)

Net Assets (l) 100.0%		$125,767,955

See accompanying notes

Notes to Schedule of Investments

(amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-issued security.
(d)	Principal only security.
(e)	Payment in-kind bond security.
(f)	Coupon represents a weighted average rate.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Securities with an aggregate market value of $268,202 have been pledged as collateral for swap and swaption contracts on March 31, 2008.
(j)	Securities with an aggregate market value of $15,966 and cash of $113,000 have been pledged as collateral for delayed-delivery securities on March 31, 2008.
(k)	Securities with an aggregate market value of $289,846 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2008.
(l)	As of March 31, 2008, portfolio securities with an aggregate value of $828,083 and derivative instruments with an aggregate depreciation of ($46,261) were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(m)	The average amount of borrowings outstanding during the period ended March 31, 2008 was $3,249,403 at a weighted average interest rate of 4.090%. On March 31, 2008, securities valued at $5,318,188 were pledged as collateral for reverse repurchase agreements.
(n)	Cash of $984,271 has been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	168,937	$1,195,105
90-Day Eurodollar December Futures	Long	12/2009	8,261	2,219
90-Day Eurodollar June Futures	Long	06/2008	104,756	646,660
90-Day Eurodollar June Futures	Long	06/2009	7,903	541
90-Day Eurodollar March Futures	Long	03/2009	45,418	200,204
90-Day Eurodollar March Futures	Long	03/2010	358	2,242
90-Day Eurodollar September Futures	Long	09/2008	38,167	254,442
90-Day Eurodollar September Futures	Long	09/2009	14,534	10,761
Euro-Bobl June Futures	Long	06/2008	2,413	(7,200)
Euro-Schatz June Futures	Short	06/2008	7,998	5,621
U.S. Treasury 2-Year Note June Futures	Short	06/2008	35,845	(18,607)
U.S. Treasury 5-Year Note June Futures	Short	06/2008	117,464	(103,112)
U.S. Treasury 10-Year Note June Futures	Long	06/2008	80,338	135,287
U.S. Treasury 30-Year Bond June Futures	Short	06/2008	37	(137)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	26,137	46,710
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	870
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	54,869	28,556
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	12,624	37,922
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	29,184	94,008
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	42,890	52,758

				$2,584,850

(o)	Swap agreements outstanding on March 31, 2008:

Credit Default Swaps on Securities

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530)%	12/20/2016	BEAR	$10,000	$265
American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	BOA	50,000	(1,711)
American International Group, Inc. 5.600% due 10/18/2016	Sell	0.250%	09/20/2008	GSC	90,000	(787)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.900%	06/20/2009	DUB	25,000	(40)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.730%	03/20/2013	DUB	25,000	(102)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.750%	03/20/2013	JPM	10,000	(31)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.780%	03/20/2013	DUB	10,000	(19)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.790%	03/20/2013	CSFB	10,000	(14)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.790%	03/20/2013	DUB	25,000	(36)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%	03/20/2013	BCLY	18,900	(19)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%	03/20/2013	CSFB	10,000	(10)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%	03/20/2013	DUB	20,000	(20)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%	03/20/2013	GSC	10,000	(10)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.810%	03/20/2013	BCLY	30,000	(17)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.810%	03/20/2013	CSFB	20,000	(11)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.815%	03/20/2013	BCLY	25,000	(8)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.820%	03/20/2013	DUB	20,000	(2)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.020%	03/20/2013	DUB	10,000	87
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.030%	03/20/2013	CSFB	20,000	183
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.050%	03/20/2013	BOA	20,000	201
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.150%	03/20/2013	CITI	9,600	143
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.210%	03/20/2013	LEH	24,700	438
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.250%	03/20/2013	UBS	25,000	446
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.270%	03/20/2013	CSFB	15,000	281
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.800%	06/20/2013	DUB	25,000	(52)
AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600)%	09/20/2012	MSC	10,000	263
Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260)%	06/20/2011	LEH	10,600	130
AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810)%	12/20/2015	RBS	10,000	225
Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160)%	03/20/2011	CSFB	10,000	40
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.850%	03/20/2013	BNP	25,000	27
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.920%	03/20/2013	CITI	10,000	38
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.925%	03/20/2013	MSC	20,000	81
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.950%	03/20/2013	RBS	10,000	52
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.970%	03/20/2013	BNP	10,000	61
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.980%	03/20/2013	UBS	10,000	66
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170)%	12/20/2016	MLP	5,000	258
Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170)%	12/20/2016	UBS	35,000	1,806
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.740%	09/20/2012	RBS	10,000	(481)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.130%	09/20/2012	LEH	10,000	(327)
BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140)%	09/20/2009	BEAR	5,000	17
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325)%	09/20/2014	LEH	35,000	577
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135)%	03/20/2012	BOA	10,000	322
Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500)%	06/20/2011	UBS	10,000	589
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%	10/20/2011	LEH	25,000	189
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	2,500	(15)

Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011	LEH	50,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011	MSC	50,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	BCLY	15,000	(222)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	DUB	7,500	(111)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	03/20/2013	BCLY	20,900	(119)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%	03/20/2013	MSC	47,000	(183)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	05/20/2013	MLP	15,000	38
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%	05/20/2013	LEH	30,000	91
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%	01/20/2014	LEH	25,000	(800)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%	03/20/2016	LEH	25,000	(261)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	LEH	6,900	(45)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	MLP	300	0
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%	05/20/2016	CSFB	10,000	68
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%	01/20/2017	MSC	6,000	(245)
California State General Obligation Bonds, Series 2003 5.250% due 02/01/2018	Sell	0.560%	03/20/2018	LEH	25,000	(196)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380)%	12/20/2012	BOA	10,000	271
Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350)%	09/20/2011	UBS	7,000	670
Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420)%	12/20/2016	BCLY	13,000	427
CBS Corp. 5.625% due 08/15/2012	Buy	(0.590)%	09/20/2012	BEAR	15,000	684
CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170)%	06/20/2008	CSFB	10,300	11
China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	LEH	50,000	(300)
Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%	09/20/2012	DUB	6,000	(778)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.550%	03/20/2009	RBS	25,000	(1,573)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.650%	03/20/2009	DUB	10,000	(620)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.300%	03/20/2010	JPM	25,000	(2,392)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.300%	03/20/2010	RBS	25,000	(2,392)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.350%	03/20/2010	JPM	10,000	(949)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.350%	03/20/2010	RBS	15,000	(1,423)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.550%	03/20/2010	DUB	15,000	(1,375)
CIT Group, Inc. 7.750% due 04/02/2012	Sell	7.600%	03/20/2010	BNP	10,000	(909)
CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145)%	06/20/2015	BCLY	11,000	1,041
Citigroup, Inc. 6.125% due 11/21/2017	Buy	(0.800)%	12/20/2017	DUB	30,000	2,118
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.320%	09/20/2012	LEH	25,000	(1,379)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	JPM	359,600	(16,772)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.810%	03/20/2013	BOA	20,000	(785)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.810%	03/20/2013	UBS	20,000	(785)
Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.820%	03/20/2013	DUB	10,000	(388)
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.830)%	12/20/2017	JPM	10,000	684
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.820)%	12/20/2017	HSBC	3,000	207
Citigroup, Inc. 6.500% due 01/18/2011	Buy	(0.770)%	12/20/2017	JPM	10,000	728
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690)%	12/20/2014	BOA	10,600	397
CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470)%	12/20/2014	CITI	10,200	512
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440)%	09/20/2011	BEAR	10,300	221
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295)%	09/20/2011	BCLY	15,000	393
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390)%	03/20/2014	BCLY	15,000	12
Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360)%	03/20/2014	MSC	11,500	689
Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535)%	03/20/2016	BEAR	15,000	985
Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710)%	06/20/2016	DUB	26,000	4,151
CSX Corp. 6.750% due 03/15/2011	Buy	(0.165)%	03/20/2011	BEAR	10,600	208
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250)%	09/20/2011	CSFB	10,200	84
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240)%	09/20/2011	RBS	6,200	53
Daimler Finance N.A. LLC 4.875% due 06/15/2010	Buy	(0.520)%	06/20/2010	BEAR	10,000	30
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.535)%	09/20/2011	BCLY	15,000	142
Daimler Finance N.A. LLC 5.750% due 09/08/2011	Buy	(0.480)%	09/20/2011	RBS	10,000	113
Daimler Finance N.A. LLC 5.875% due 03/15/2011	Buy	(0.655)%	03/20/2011	BEAR	10,000	32
Daimler Finance N.A. LLC 5.875% due 03/15/2011	Buy	(0.520)%	03/20/2011	BEAR	10,000	71
Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430)%	03/20/2016	MLP	15,000	318

E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210)%	12/20/2016	DUB	10,000	240
EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230)%	12/20/2011	LEH	10,300	219
Enterprise Products Operating LP 7.500% 02/01/2011	Buy	(0.200)%	03/20/2011	MLP	10,700	304
Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520)%	06/20/2015	MLP	10,000	698
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%	03/20/2013	BCLY	50,000	(7)
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%	03/20/2013	RBS	75,000	24
Fannie Mae 5.500% due 06/09/2033	Sell	0.570%	03/20/2013	BNP	50,000	132
Fannie Mae 5.500% due 06/09/2033	Sell	0.630%	03/20/2013	LEH	50,000	271
Fannie Mae 5.500% due 06/09/2033	Sell	0.730%	03/20/2013	DUB	8,400	88
Fannie Mae 5.500% due 06/09/2033	Sell	0.730%	03/20/2013	RBS	15,000	158
Fannie Mae 5.500% due 06/09/2033	Sell	0.810%	03/20/2013	RBS	50,000	719
FirstEnergy Corp. 6.450% due 11/15/2011	Buy	(0.130)%	12/20/2011	MLP	10,000	313
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	Sell	0.470%	03/20/2018	CITI	10,000	(36)
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	Sell	0.470%	03/20/2018	LEH	15,000	(53)
Ford Motor Credit Co. LLC 6.625% due 06/16/2008	Buy	(1.070)%	06/20/2008	LEH	37,000	494
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.400%	09/20/2008	CSFB	10,000	(205)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	JPM	10,000	(1,137)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.350%	12/20/2010	UBS	10,000	(1,086)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	MSC	10,000	(1,266)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	UBS	5,000	(633)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.760%	03/20/2011	LEH	10,000	(1,264)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.450%	06/20/2011	BNP	10,000	(1,389)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.470%	06/20/2011	UBS	25,000	(3,462)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.500%	06/20/2011	MSC	20,000	(2,757)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.600%	06/20/2011	JPM	15,000	(2,038)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.760%	06/20/2011	DUB	10,000	(1,326)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.770%	06/20/2011	DUB	10,000	(1,324)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.800%	06/20/2011	UBS	25,000	(3,295)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.830%	06/20/2011	DUB	10,000	(1,312)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.920%	06/20/2011	DUB	10,000	(1,294)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.020%	06/20/2011	DUB	10,000	(1,273)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	GSC	10,000	(1,267)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	LEH	10,000	(1,267)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.320%	06/20/2011	JPM	10,000	(1,212)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.620%	09/20/2011	DUB	25,000	(3,440)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	DUB	10,000	(1,652)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	5,800	(958)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%	09/20/2012	BCLY	10,000	(1,581)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	JPM	10,000	(1,234)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	MLP	5,100	(629)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	DUB	3,500	(429)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.700%	09/20/2012	GSC	10,000	(1,215)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	DUB	10,000	(1,203)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	JPM	8,000	(962)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	BCLY	4,100	(488)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	CITI	10,000	(1,191)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.850%	09/20/2012	DUB	10,000	(1,179)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.000%	12/20/2008	LEH	3,100	(113)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	4.300%	12/20/2008	LEH	3,000	(103)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.250%	03/20/2009	DUB	6,900	(138)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	5.850%	09/20/2012	GSC	12,800	(1,509)
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310)%	06/20/2010	LEH	40,000	5,761
Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330)%	06/20/2011	JPM	6,500	379
GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220)%	06/20/2011	BEAR	10,500	250
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	LEH	50,000	(960)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	BOA	50,000	(958)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.620%	03/20/2011	BCLY	32,500	(554)

General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.640%	12/20/2012	BCLY	33,800	(927)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.910%	03/20/2013	BCLY	50,000	(841)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.580%	03/20/2013	BCLY	25,000	350
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	03/20/2016	JPM	10,000	(693)
General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180)%	03/20/2012	BEAR	10,400	117
General Motors Corp. 7.125% due 07/15/2013	Sell	1.810%	09/20/2008	BEAR	11,700	(305)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.150%	09/20/2008	MLP	25,000	(108)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	30,300	(5,865)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	DUB	6,400	(1,239)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	7,000	(1,345)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	CITI	6,400	(1,221)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	14,600	(2,784)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	CITI	7,700	(1,462)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	7,600	(1,443)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	7,200	(1,332)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	BCLY	18,200	(3,341)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.860%	12/20/2012	GSC	15,000	(2,749)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	MLP	14,100	(2,576)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	UBS	34,900	(6,356)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%	12/20/2012	CITI	15,000	(2,710)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.950%	12/20/2012	UBS	10,000	(1,807)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	GSC	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	LEH	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	RBS	10,000	(1,793)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.010%	12/20/2012	DUB	10,000	(1,790)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.070%	12/20/2012	BCLY	10,000	(1,773)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	BOA	15,000	(2,625)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	DUB	15,000	(2,625)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	GSC	4,400	(770)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	JPM	10,000	(1,750)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	LEH	29,700	(5,197)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.200%	12/20/2012	LEH	10,000	(1,735)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	CITI	10,000	(1,721)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	GSC	20,000	(3,442)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.250%	12/20/2012	UBS	10,000	(1,721)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	CITI	10,000	(1,664)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	DUB	25,000	(4,160)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.450%	12/20/2012	LEH	5,000	(832)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.500%	12/20/2012	BOA	10,000	(1,649)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.500%	12/20/2012	DUB	10,000	(1,649)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.550%	12/20/2012	BOA	15,000	(2,453)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.900%	12/20/2012	CITI	25,000	(3,838)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.450%	12/20/2012	BOA	10,000	(1,378)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.450%	12/20/2012	GSC	5,000	(689)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.550%	12/20/2012	DUB	15,000	(2,023)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.550%	12/20/2012	LEH	10,000	(1,349)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.650%	12/20/2012	MLP	9,400	(1,241)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.660%	12/20/2012	DUB	10,000	(1,317)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.820%	12/20/2012	GSC	25,000	(3,179)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	03/20/2013	CSFB	5,000	130
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	03/20/2013	DUB	30,000	856
General Motors Corp. 7.125% due 07/15/2013	Sell	7.700%	03/20/2013	GSC	30,000	(3,152)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.750%	03/20/2013	BOA	10,000	(1,036)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.880%	03/20/2013	BOA	10,000	(998)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.920%	03/20/2013	GSC	10,000	(986)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.000%	03/20/2013	RBS	10,000	(963)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.220%	03/20/2013	BOA	25,000	(2,246)

General Motors Corp. 7.125% due 07/15/2013	Sell	8.300%	03/20/2013	CITI	10,000	(875)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.450%	03/20/2013	DUB	25,000	(2,078)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.850%	03/20/2013	BOA	25,000	(1,657)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%	03/20/2013	CITI	10,000	(570)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%	03/20/2013	DUB	10,000	(570)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%	03/20/2013	GSC	4,900	(280)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	CITI	20,000	(96)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2013	MSC	5,000	(37)
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170)%	06/20/2010	BOA	50,000	9,621
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340)%	03/20/2011	JPM	10,000	2,249
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365)%	03/20/2012	DUB	20,000	5,136
GMAC LLC 6.000% due 04/01/2011	Buy	(1.250)%	06/20/2011	RBS	15,000	3,983
GMAC LLC 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	MSC	1,400	(79)
GMAC LLC 6.875% due 08/28/2012	Sell	3.450%	09/20/2008	GSC	50,000	(2,237)
GMAC LLC 6.875% due 08/28/2012	Sell	3.450%	09/20/2008	MLP	25,000	(1,118)
GMAC LLC 6.875% due 08/28/2012	Sell	3.500%	09/20/2008	MLP	50,000	(2,224)
GMAC LLC 6.875% due 08/28/2012	Sell	3.700%	09/20/2008	DUB	15,000	(653)
GMAC LLC 6.875% due 08/28/2012	Sell	4.250%	09/20/2008	JPM	35,000	(1,428)
GMAC LLC 6.875% due 08/28/2012	Sell	4.500%	09/20/2008	LEH	20,000	(791)
GMAC LLC 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	CITI	25,000	(977)
GMAC LLC 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	UBS	3,800	(148)
GMAC LLC 6.875% due 08/28/2012	Sell	4.750%	09/20/2008	BCLY	25,000	(958)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2009	CITI	7,700	312
GMAC LLC 6.875% due 08/28/2012	Sell	8.500%	03/20/2009	LEH	7,800	(458)
GMAC LLC 6.875% due 08/28/2012	Sell	8.700%	03/20/2009	JPM	10,000	(570)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	06/20/2009	MLP	7,800	(397)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	GSC	50,000	(7,180)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	LEH	25,000	(3,590)
GMAC LLC 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	UBS	25,000	(3,590)
GMAC LLC 6.875% due 08/28/2012	Sell	3.900%	09/20/2009	LEH	25,000	(3,499)
GMAC LLC 6.875% due 08/28/2012	Sell	3.950%	09/20/2009	GSC	25,000	(3,484)
GMAC LLC 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	JPM	12,000	(2,769)
GMAC LLC 6.875% due 08/28/2012	Sell	4.000%	09/20/2012	DUB	10,000	(2,246)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.580%	09/20/2012	RBS	10,000	(345)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%	09/20/2012	JPM	20,000	(510)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%	09/20/2012	BNP	7,000	(170)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%	09/20/2012	MSC	25,000	(587)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%	09/20/2012	UBS	5,000	(107)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%	09/20/2012	BCLY	5,000	(103)
Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330)%	03/20/2016	BEAR	10,000	763
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.610)%	09/20/2011	JPM	5,000	549
HCP, Inc. 5.950% due 09/15/2011	Buy	(0.530)%	09/20/2011	CSFB	7,350	825
HCP, Inc. 6.300% due 09/15/2016	Buy	(0.650)%	09/20/2016	MLP	13,500	2,900
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390)%	03/20/2012	BEAR	15,400	90
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370)%	03/20/2012	BEAR	8,200	54
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.800%	03/20/2010	RBS	16,700	(164)
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165)%	12/20/2013	BNP	15,000	1,645
HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220)%	06/20/2016	BEAR	10,000	653
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	RBS	33,000	(156)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	3,500	(16)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	DUB	17,000	(77)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	4,440	(30)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009	MSC	14,300	(87)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009	RBS	32,000	(297)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	RBS	44,300	(1,080)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%	12/20/2011	RBS	50,000	(1,184)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	RBS	24,270	(881)

International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200)%	03/20/2013	GSC	15,000	1,078
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130)%	03/20/2012	MLP	20,000	1,207
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170)%	03/20/2012	LEH	20,000	1,178
International Paper Co. 4.000% due 04/01/2010	Buy	(0.190)%	03/20/2010	MSC	9,700	352
iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400)%	03/20/2012	BCLY	10,000	2,539
iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600)%	12/20/2013	MSC	10,000	2,918
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270)%	03/20/2010	DUB	17,500	536
John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140)%	09/20/2011	CSFB	9,000	161
Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500)%	03/20/2016	BEAR	20,000	606
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.850%	03/20/2013	LEH	10,000	(61)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.860%	03/20/2013	MSC	19,000	(107)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.870%	03/20/2013	RBS	10,000	(52)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.880%	03/20/2013	BNP	10,000	(47)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.930%	03/20/2013	BNP	15,000	(26)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	0.930%	03/20/2013	BOA	10,000	(18)
JPMorgan Chase & Co. 4.750% due 03/01/2015	Sell	1.850%	03/20/2013	DUB	25,000	994
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550)%	12/20/2011	CSFB	20,000	4,648
Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530)%	12/20/2011	DUB	10,000	2,329
Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110)%	06/20/2011	LEH	10,500	94
Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160)%	09/20/2011	RBS	10,500	85
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160)%	12/20/2011	BEAR	10,000	290
Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150)%	12/20/2011	BEAR	10,000	293
Kraft Foods, Inc. 6.250% due 06/01/2012	Buy	(0.170)%	06/20/2012	BEAR	10,400	346
Kroger Co. 5.500% due 02/01/2013	Buy	(0.530)%	03/20/2013	MSC	5,000	46
Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395)%	09/20/2011	RBS	10,300	1,923
Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330)%	09/20/2009	RBS	18,000	1,929
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%	06/20/2008	DUB	50,000	(434)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%	09/20/2008	BCLY	29,200	(513)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	56,200	(957)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	RBS	10,000	(889)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.000%	09/20/2012	MLP	10,000	(773)
Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785)%	12/20/2011	DUB	9,000	1,590
Loews Corp. 5.250% due 03/15/2016	Buy	(0.300)%	03/20/2016	BEAR	9,800	254
Loews Corp. 5.250% due 03/15/2016	Buy	(0.280)%	03/20/2016	BEAR	20,000	546
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.190)%	09/20/2009	BOA	5,000	114
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	Buy	(0.160)%	09/20/2009	CSFB	10,000	233
Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260)%	06/20/2012	CITI	15,000	1,077
Masco Corp. 5.875% due 07/15/2012	Buy	(0.580)%	09/20/2012	MSC	5,000	449
Masco Corp. 7.125% due 08/15/2013	Buy	(0.680)%	09/20/2013	MSC	10,800	1,047
Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400)%	06/20/2011	JPM	10,300	166
Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460)%	06/20/2015	BEAR	10,000	163
MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350)%	12/20/2012	MLP	10,500	286
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.590%	09/20/2012	RBS	10,000	(839)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.880%	09/20/2012	CSFB	5,000	(363)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%	09/20/2012	BCLY	5,000	(355)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009	CSFB	2,200	(1)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.180%	05/20/2009	HSBC	15,000	(19)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	JPM	6,950	(257)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	LEH	41,200	(1,521)
Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400)%	09/20/2013	LEH	15,000	555
Morgan Stanley 6.600% due 04/01/2012	Sell	0.590%	09/20/2012	RBS	10,000	(514)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%	09/20/2012	GSC	5,000	(195)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.920%	09/20/2012	BCLY	5,000	(191)
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340)%	12/20/2016	LEH	20,000	1,859
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320)%	12/20/2016	RBS	15,000	1,414
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285)%	12/20/2015	BEAR	10,000	908
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	23,800	(31)

Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	34,600	(42)
Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	HSBC	18,000	(302)
Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	LEH	44,300	(2,652)
Multiple Reference Entities of Gazprom	Sell	0.870%	11/20/2011	MSC	50,000	(2,958)
Multiple Reference Entities of Gazprom	Sell	0.970%	10/20/2012	JPM	45,400	(3,298)
Multiple Reference Entities of Gazprom	Sell	1.020%	10/20/2012	JPM	45,400	(3,205)
Multiple Reference Entities of Gazprom	Sell	2.170%	02/20/2013	JPM	58,600	(1,788)
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	JPM	49,900	(1,498)
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	MSC	29,600	(888)
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620)%	09/20/2011	DUB	13,600	689
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190)%	06/20/2010	LEH	10,000	78
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130)%	06/20/2010	CITI	14,000	127
NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540)%	03/20/2013	RBS	12,400	672
Northrop Grumman Space & Mission Systems Corp. 6.250% due 01/15/2010	Buy	(0.110)%	03/20/2010	JPM	5,000	10
Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380)%	06/20/2016	MSC	9,600	452
ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660)%	12/20/2016	BEAR	10,200	406
ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280)%	12/20/2011	MLP	20,000	1,765
Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940)%	09/20/2013	CSFB	10,000	173
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	DUB	9,800	(34)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	BCLY	12,000	(40)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	500	(2)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	CSFB	8,600	(50)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	JPM	12,600	(326)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	MSC	44,400	(1,116)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%	01/20/2012	HSBC	4,600	(114)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	JPM	2,800	(163)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%	02/20/2017	CSFB	14,400	(915)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%	02/20/2017	BEAR	10,000	(614)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017	DUB	20,000	(1,268)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017	LEH	20,000	(1,268)
PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480)%	12/20/2014	LEH	10,000	413
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	BCLY	29,000	1
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	LEH	300	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	LEH	4,900	(5)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009	HSBC	19,000	(37)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	LEH	29,000	(7)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	DUB	13,000	(2)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	MSC	3,500	(7)
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	07/20/2011	DUB	300	(3)
Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550)%	12/20/2013	MSC	10,000	460
PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460)%	09/20/2016	BEAR	9,500	2,437
PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420)%	09/20/2016	LEH	15,000	3,878
PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600)%	12/20/2015	MSC	5,000	331
PPL Energy Supply LLC 6.400% due 11/01/2011	Buy	(0.435)%	12/20/2011	BOA	15,000	473
Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008	LEH	370,000	(44)
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.250%	03/20/2013	GSC	10,000	268
PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520)%	12/20/2015	BCLY	8,000	525
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	CSFB	3,000	(61)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	CSFB	5,000	(100)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	GSC	5,000	(100)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	CSFB	2,000	(18)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010	BOA	5,000	(34)
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250)%	06/20/2011	BOA	10,700	92
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290)%	06/20/2012	MLP	5,000	137
Residential Capital LLC 6.500% due 04/17/2013	Sell	1.130%	06/20/2009	MLP	25,000	(8,921)
RH Donnelley Corp. 8.875% due 01/15/2016	Buy	(3.080)%	09/20/2012	LEH	5,000	1,991
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	MSC	41,800	1

Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%	09/20/2008	MSC	21,700	2
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	MSC	43,000	(75)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	LEH	12,800	(46)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	05/20/2009	BCLY	17,000	(75)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.780%	03/20/2016	MSC	22,400	(1,188)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.800%	03/20/2016	JPM	22,400	(1,158)
Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270)%	06/20/2011	BEAR	5,300	118
Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370)%	06/20/2008	BOA	2,500	21
Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200)%	06/20/2009	BCLY	10,500	69
Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180)%	06/20/2010	JPM	8,000	250
Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220)%	09/20/2011	RBS	5,100	255
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%	03/20/2009	BCLY	25,000	(1,536)
SLM Corp. 5.125% due 08/27/2012	Sell	3.350%	03/20/2009	GSC	25,000	(1,466)
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%	03/20/2009	JPM	10,000	(554)
SLM Corp. 5.125% due 08/27/2012	Sell	3.800%	03/20/2009	GSC	15,000	(816)
SLM Corp. 5.125% due 08/27/2012	Sell	4.000%	03/20/2009	BCLY	10,000	(526)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%	03/20/2009	BOA	10,000	(479)
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2009	MLP	25,000	(1,185)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%	03/20/2009	CITI	75,000	(3,521)
SLM Corp. 5.125% due 08/27/2012	Sell	5.000%	03/20/2009	JPM	35,000	(1,512)
SLM Corp. 5.125% due 08/27/2012	Sell	5.250%	03/20/2009	MLP	20,000	(817)
SLM Corp. 5.125% due 08/27/2012	Sell	5.600%	03/20/2009	MLP	50,000	(1,879)
SLM Corp. 5.125% due 08/27/2012	Sell	4.450%	06/20/2009	BOA	50,000	(3,012)
SLM Corp. 5.125% due 08/27/2012	Sell	4.530%	03/20/2010	DUB	20,000	(1,669)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%	03/20/2010	BNP	5,000	(411)
SLM Corp. 5.125% due 08/27/2012	Sell	4.350%	06/20/2010	BOA	50,000	(4,715)
SLM Corp. 5.125% due 08/27/2012	Sell	4.100%	03/20/2011	RBS	10,000	(1,158)
Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545)%	03/20/2012	LEH	11,000	2,029
State of California General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.610%	03/20/2018	GSC	25,000	(104)
Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700)%	12/20/2016	RBS	12,000	1,116
Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390)%	09/20/2013	MSC	9,800	665
Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280)%	06/20/2011	LEH	5,600	79
UBS Warburg LLC 4.549% due 04/18/2012	Sell	0.760%	03/20/2013	BNP	30	(1)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	LEH	29,000	(114)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	9,000	(35)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	BCLY	800	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	DUB	14,000	(52)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	23,580	(189)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	BCLY	14,600	(136)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	HSBC	47,600	(319)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	HSBC	31,000	(355)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	DUB	8,000	(305)
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640)%	06/20/2011	MSC	5,200	150
Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470)%	06/20/2011	UBS	10,000	18
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.240%	03/20/2013	DUB	10,000	(232)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.250%	03/20/2013	MSC	15,000	(341)
Wachovia Corp. 3.625% due 02/17/2009	Sell	2.500%	03/20/2013	RBS	10,000	326
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.000%	03/20/2013	DUB	10,000	557
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.020%	03/20/2013	RBS	39,100	2,206
WellPoint, Inc. 5.000% due 1/15/2011	Buy	(0.165)%	03/20/2011	RBS	11,000	348
WellPoint, Inc. 6.375% due 1/15/2012	Buy	(0.100)%	03/20/2012	LEH	10,800	559
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%	03/20/2013	BOA	8,000	(37)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%	03/20/2013	LEH	10,000	(46)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.850%	03/20/2013	MSC	10,000	(46)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.900%	03/20/2013	UBS	22,000	(51)
Wells Fargo & Co. floating rate based on 3-Month USD-LIBOR plus 0.200% due 10/28/2015	Sell	0.920%	03/20/2013	BOA	25,000	(18)
Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140)%	03/20/2015	GSC	10,000	506

Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360)%	06/20/2011	JPM	12,500	168
Wyeth 5.500% due 03/15/2013	Buy	(0.150)%	03/20/2013	MSC	10,000	182
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.120)%	01/20/2009	MLP	10,500	75
XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310)%	03/20/2012	BCLY	10,600	1,125
Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290)%	12/20/2011	JPM	11,250	429
Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080)%	06/20/2008	BOA	3,200	1

						$(192,284)

Credit Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	04/13/2049	CSFB	$45,000	$2,351
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	CITI	25,000	1,819
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	GSC	58,800	3,255
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	LEH	50,000	3,280
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	565,800	32,805
Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	CITI	103,340	(4,166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	CITI	130,069	(5,056)
Dow Jones CDX N.A. HY8 Index	Sell	0.415%	06/20/2012	CITI	99,365	(3,814)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	MLP	51,800	(5,118)
Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	CITI	35,500	(3,490)
Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	MLP	40,400	(3,970)
Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	MLP	48,800	(4,380)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MLP	31,000	(2,771)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	MSC	7,600	(679)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	MLP	25,200	(2,207)
Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	MSC	65,700	(5,721)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	CITI	32,300	(2,808)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	MSC	23,800	(2,045)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	CITI	22,600	(1,934)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	DUB	27,300	299
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	GSC	653,900	5,166
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	LEH	312,600	2,503
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	RBS	30,800	321
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	DUB	100,000	869
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	GSC	14,600	127
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	83,200	746
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	DUB	10,200	93
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	22,700	207
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	14,400	133
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB	28,600	268
Dow Jones CDX N.A. IG9 Index	Sell	0.711%	12/20/2012	MSC	400,000	3,223
Dow Jones CDX N.A. IG9 Index	Sell	0.770%	12/20/2012	DUB	170,000	1,979
Dow Jones CDX N.A. IG9 Index	Sell	0.771%	12/20/2012	MSC	190,000	2,000
Dow Jones CDX N.A. IG9 Index	Sell	0.780%	12/20/2012	DUB	250,000	3,041
Dow Jones CDX N.A. IG9 Index	Sell	0.830%	12/20/2012	GSC	30,000	(131)
Dow Jones CDX N.A. IG9 Index	Sell	0.940%	12/20/2012	GSC	35,000	20
Dow Jones CDX N.A. IG9 Index	Sell	0.963%	12/20/2012	MSC	102,700	162
Dow Jones CDX N.A. IG9 Index	Sell	0.975%	12/20/2012	GSC	98,800	210
Dow Jones CDX N.A. IG9 Index	Sell	0.990%	12/20/2012	DUB	50,000	140
Dow Jones CDX N.A. IG9 Index	Sell	1.160%	12/20/2012	DUB	100,000	1,043
Dow Jones CDX N.A. IG9 Index	Sell	1.180%	12/20/2012	DUB	30,000	340
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MLP	217,200	(841)
Dow Jones CDX N.A. IG10 Index	Sell	1.550%	06/20/2013	MSC	717,400	(1,862)

						$15,407

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY	AUD	764,000	$(2,712)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	CITI		1,528,000	(5,564)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	DUB		764,000	(2,904)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		216,300	(825)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		210,700	1,257
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	DUB		$4,594,380	32,712
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	MSC		5,771,500	40,548
Pay	3-Month USD-LIBOR	4.000%	06/18/2010	RBS		5,639,310	20,922
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	BCLY		1,978,300	(44,634)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	DUB		1,237,100	(8,046)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	MSC		310,100	(3,570)
Receive	3-Month USD-LIBOR	4.000%	06/18/2013	RBS		5,261,300	(60,980)
Pay	3-Month USD-LIBOR	0.000%	06/20/2037	RBS		160,000	4,047
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	BOA		203,600	(17,885)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	DUB		73,200	925
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MLP		312,600	(2,318)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	MSC		204,200	929
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS		493,800	792
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	65,400	305
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		50,700	569
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		58,500	501
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		105,800	(2,355)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		266,400	(5,777)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		74,030	(1,613)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		75,400	(1,689)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		74,100	(1,653)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		34,200	(776)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		261,440	(6,358)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	299
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		1,079,200	2,731
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		352,100	(6,547)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		483,800	6,769
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM	EUR	535,200	4,616
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		189,900	1,680
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		754,400	(5,169)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		221,200	(3,325)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	BCLY		370,900	4,051
Pay	6-Month EUR-LIBOR	4.000%	06/15/2018	DUB		2,000	22
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	752,700	1,604
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		417,800	767
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		2,418,300	4,977
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		385,600	307
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		971,000	8,245
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	894
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	6,962
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	4,093
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	1,653

Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	50,027
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	46,951
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	12,164
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	24,394
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	7,483
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	(6,548)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		130,500	(2,624)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	(3,134)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	(5,083)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	7,329
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	5,509
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	(31)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	BCLY		66,200	1,356
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	BCLY		148,900	(1,524)
Pay	6-Month GBP-LIBOR	4.750%	09/17/2013	RBS		146,900	(1,377)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		216,400	(88)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		262,900	(285)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		92,900	7,099
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		54,200	4,262
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		258,300	18,160
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		214,800	10,772
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		359,300	24,521
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		166,100	(19,679)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		41,900	(5,310)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		24,000	(3,661)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		36,100	(2,039)
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	BCLY	JPY	14,230,000	6,931
Pay	6-Month JPY-LIBOR	2.000%	12/19/2017	DUB		27,490,000	13,469
Pay	28-Day Mexico Interbank TIIE Banxico	7.780%	04/03/2012	GSC	MXN	614,000	487
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY		190,000	1,046
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	CITI		814,300	3,081
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	MLP		488,500	1,623
Pay	28-Day Mexico Interbank TIIE Banxico	8.900%	09/12/2016	MSC		483,200	3,174
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		921,900	2,233
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$302,100	(16,289)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		362,800	(12,992)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	485,600	(7,049)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		148,200	(2,029)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MSC		170,000	(2,327)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		126,400	(1,680)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		427,800	211
Pay	BRL-CDI-Compounded	12.860%	01/04/2010	GSC		7,100	2
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		203,900	554
Pay	BRL-CDI-Compounded	14.370%	01/04/2010	MLP		193,200	4,074
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		214,800	(3,805)
Pay	USSP Semi 2-Year Index	0.780%	01/05/2009	MSC		500,000	238
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		535,700	(787)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		432,000	(704)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		85,900	(207)
Receive	USSP Semi 10-Year Index	0.620%	01/05/2009	MSC		117,000	88

							$126,463

(p)	Purchased options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$92.250	06/16/2008	100	$1	$0
Put - CME 90-Day Eurodollar September Futures	92.250	09/15/2008	128	1	0

				$2	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$8,437,400	$89,609	$141,016
Call - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	8,429,000	40,690	348,271
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	12,079,200	43,039	499,091
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,753,400	18,342	196,402
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	13,866,000	126,082	179,712
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	4,951,600	51,076	53,255
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,664,200	28,773	32,978
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	23,784

							$412,707	$1,474,509

(q)	Written options outstanding on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$118.000	05/23/2008	55,493	$64,050	$117,923
Call - CBOT U.S. Treasury 10-Year Note June Futures	120.000	05/23/2008	13,702	16,791	16,271
Put - CBOT U.S. Treasury 10-Year Note June Futures	114.000	05/23/2008	55,669	81,299	12,177
Put - CBOT U.S. Treasury 10-Year Note June Futures	116.000	05/23/2008	6,904	5,646	3,668

				$167,786	$150,039

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,934,400	$70,906	$113,436
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	564,000	18,105	28,216
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,666,900	41,140	245,330
Call - OTC 5-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,253,400	43,835	351,473
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,070,900	18,391	138,551
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,587,300	119,758	179,860
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	2,153,000	54,069	63,275
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	888,200	26,779	32,752
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	683,000	15,094	22,136

							$408,077	$1,175,029

(r)	Restricted securities as of March 31, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	2.669%	05/25/2037	05/16/2007	$27,445	$26,232	0.02%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	272	253	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	140	139	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	17	16	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,653	36,641	0.03%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	8	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	702	695	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,750	2,742	0.00%
Wilmington Trust Co.	10.500%	07/01/2008	03/14/2003	99	99	0.00%

				$62,078	$66,825	0.05%

(s)	Short sales outstanding on March 31, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	04/01/2038	$236,000	$233,345	$233,603
Fannie Mae	6.000%	04/01/2038	662,933	667,563	679,195
Fannie Mae	6.500%	04/01/2038	69,400	71,030	71,883
Freddie Mac	5.000%	03/01/2038	300	297	289
Freddie Mac	5.000%	04/01/2038	300	288	297
Freddie Mac	5.500%	04/01/2038	390,000	393,534	393,839
Ginnie Mae	5.500%	04/01/2038	900	914	918
Ginnie Mae	6.000%	04/01/2038	75,900	78,130	78,331
U.S. Treasury Notes	2.000%	02/28/2010	403,300	405,564	408,055
U.S. Treasury Notes	2.125%	01/31/2010	404,400	406,977	410,718
U.S. Treasury Notes	2.750%	02/28/2013	401,700	407,389	409,525
U.S. Treasury Notes	2.875%	01/31/2013	272,700	276,085	280,522
U.S. Treasury Notes	3.125%	11/30/2009	2,669,400	2,731,568	2,773,013
U.S. Treasury Notes	3.250%	12/31/2009	1,426,400	1,461,909	1,480,198
U.S. Treasury Notes	3.500%	12/15/2009	2,150,000	2,214,628	2,246,330
U.S. Treasury Notes	4.250%	08/15/2013	341,700	369,051	375,578
U.S. Treasury Notes	4.250%	11/15/2013	792,600	857,434	881,740
U.S. Treasury Notes	4.500%	05/15/2017	1,486,400	1,591,517	1,644,512

				$12,167,223	$12,368,546

(2)	Market value includes $130,804 of interest payable on short sales.

(t)	Foreign currency contracts outstanding on March 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	142,666	05/2008	$24	$(203)	$(179)
Buy	AUD	2,030	04/2008	11	0	11
Buy	BRL	2,905,891	07/2008	85,164	0	85,164
Sell		3,219,350	07/2008	48,299	0	48,299
Buy		1,448,376	12/2008	8,951	(118)	8,833
Sell		2,435,642	12/2008	36,368	0	36,368
Buy	CAD	962	04/2008	0	(29)	(29)
Sell	EUR	443,471	04/2008	0	(8,531)	(8,531)
Buy	GBP	103,607	04/2008	0	(379)	(379)
Sell		1,323,969	04/2008	1,912	(5,572)	(3,660)
Buy	IDR	692,193,600	05/2008	0	(3,730)	(3,730)
Buy	INR	8,649,218	05/2008	8,745	0	8,745
Buy		6,151,127	08/2008	0	(3,058)	(3,058)
Buy	JPY	3,239,412	04/2008	0	(22)	(22)
Sell		3,239,412	04/2008	114	0	114
Buy		32,281,352	05/2008	3,602	(4,163)	(561)
Sell		62,045,847	05/2008	4,118	0	4,118
Buy	KRW	55,563,421	05/2008	0	(4,388)	(4,388)
Buy		289,595,238	08/2008	0	(15,750)	(15,750)
Buy	KWD	10,922	05/2008	2,031	0	2,031
Buy	MXN	5,080,421	07/2008	18,881	0	18,881
Sell		4,476,807	07/2008	0	(4,861)	(4,861)

Buy	MYR	987,961	05/2008	11,943	0	11,943
Sell	NZD	106,557	04/2008	1,561	0	1,561
Buy	PHP	3,614,599	05/2008	7,469	0	7,469
Buy	PLN	84,608	07/2008	5,098	0	5,098
Sell		82,904	07/2008	0	(3,778)	(3,778)
Buy	RUB	14,659,361	07/2008	35,705	0	35,705
Sell		8,442,728	07/2008	0	(16,769)	(16,769)
Buy		112,495	11/2008	150	0	150
Sell		22,136	11/2008	0	(44)	(44)
Buy	SAR	146,032	05/2008	9	(185)	(176)
Buy	SEK	400,798	06/2008	2,439	0	2,439
Buy	SGD	464,677	05/2008	26,650	0	26,650
Buy		422,728	11/2008	8,212	0	8,212
Buy	ZAR	179,933	07/2008	0	(3,924)	(3,924)

				$317,456	$(75,504)	$241,952

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: June 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: June 6, 2008

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: June 6, 2008